UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2015

EQ Advisors Trust Semi-Annual Report

June 30, 2015

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	45.6%
Fixed Income	40.4
Alternatives	14.0

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Global Bond PLUS Portfolio	15.8%
EQ/MFS International Growth Portfolio	6.6
AXA/AB Small Cap Growth Portfolio	6.4
EQ/BlackRock Basic Value Equity Portfolio	6.1
EQ/PIMCO Global Real Return Portfolio	6.1
EQ/GAMCO Small Company Value Portfolio	5.3
EQ/Invesco Comstock Portfolio	5.0
EQ/Boston Advisors Equity Income Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	4.8
EQ/High Yield Bond Portfolio	4.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,009.90	$3.24
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	1,011.70	2.00
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	72,389	$595,337
AXA/AB Small Cap Growth Portfolio‡	68,445	1,456,868
AXA/Loomis Sayles Growth Portfolio‡	55,222	327,489
EQ/BlackRock Basic Value Equity Portfolio‡	63,188	1,400,825
EQ/Boston Advisors Equity Income Portfolio‡	167,312	1,093,234
EQ/Emerging Markets Equity PLUS Portfolio‡	33,946	309,536
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	55,090	736,247
EQ/GAMCO Small Company Value Portfolio‡	21,193	1,203,185
EQ/Global Bond PLUS Portfolio‡	398,545	3,599,240
EQ/High Yield Bond Portfolio‡	105,331	1,070,050
EQ/Intermediate Government Bond Portfolio‡	47,380	491,358
EQ/International Equity Index Portfolio‡	63,566	591,114
EQ/Invesco Comstock Portfolio‡	75,078	1,135,583
EQ/MFS International Growth Portfolio‡	213,417	1,500,600
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	3,288	60,235
EQ/PIMCO Global Real Return Portfolio‡	145,610	1,400,678
EQ/PIMCO Ultra Short Bond Portfolio‡	110,656	1,090,828
EQ/Real Estate PLUS Portfolio‡	62,545	631,978
EQ/T. Rowe Price Growth Stock Portfolio*‡	23,293	910,449
iShares® China Large-Cap ETF	975	44,948
iShares® Gold Trust*	7,720	87,545
iShares® International Developed Property ETF	4,670	173,210
iShares® JP Morgan USD Emerging Markets Bond ETF	6,120	672,710

iShares® MSCI EAFE Small-Cap ETF	5,120	261,222
iShares® MSCI Global Gold Miners ETF	2,750	19,635
iShares® Silver Trust*	1,010	15,180
iShares® U.S. Oil & Gas Exploration & Production ETF	2,220	156,821
Multimanager Core Bond Portfolio‡	40,839	402,255
PowerShares DB Gold Fund*	17,460	673,957
PowerShares DB Silver Fund*	4,410	110,479
SPDR® S&P Emerging Asia Pacific ETF	420	37,048
SPDR® S&P Emerging Markets SmallCap ETF	1,765	79,496

Total Investment Companies (98.5%) (Cost $22,431,932)		22,339,340

SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	478,561	478,561

Total Short-Term Investments (2.1%) (Cost $478,561)		478,561

Total Investments (100.6%) (Cost $22,910,493)		22,817,901
Other Assets Less Liabilities (-0.6%)		(132,242)

Net Assets (100%)		$22,685,659

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$461,167	$232,218	$60,572	$595,337	$—	$(7)
AXA/AB Small Cap Growth Portfolio (b)	1,034,015	464,437	121,234	1,456,868	—	(102)
AXA/Loomis Sayles Growth Portfolio	—	320,000	—	327,489	—	—
EQ/BlackRock Basic Value Equity Portfolio	1,035,486	447,850	116,533	1,400,825	—	272
EQ/Boston Advisors Equity Income Portfolio	923,727	398,089	219,663	1,093,234	—	164
EQ/Emerging Markets Equity PLUS Portfolio	235,319	99,522	25,960	309,536	—	(3)
EQ/GAMCO Mergers and Acquisitions Portfolio	546,922	232,218	60,564	736,247	—	2
EQ/GAMCO Small Company Value Portfolio	886,278	398,088	103,827	1,203,185	—	(1)
EQ/Global Bond PLUS Portfolio	2,670,894	1,334,615	329,048	3,599,240	—	(263)
EQ/High Yield Bond Portfolio	767,797	368,328	90,790	1,070,050	—	58

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Intermediate Government Bond Portfolio	$378,681	$149,283	$38,933	$491,358	$—	$2
EQ/International Equity Index Portfolio	420,653	199,044	51,889	591,114	—	24
EQ/Invesco Comstock Portfolio	835,581	398,089	103,591	1,135,583	—	235
EQ/MFS International Growth Portfolio	1,068,894	497,611	129,786	1,500,600	—	(2)
EQ/Morgan Stanley Mid Cap Growth Portfolio	47,212	16,587	4,327	60,235	—	(1)
EQ/PIMCO Global Real Return Portfolio	1,067,094	464,437	121,143	1,400,678	—	(11)
EQ/PIMCO Ultra Short Bond Portfolio	743,205	441,915	95,168	1,090,828	—	7
EQ/Real Estate PLUS Portfolio	539,448	232,218	115,583	631,978	—	(17)
EQ/T. Rowe Price Growth Stock Portfolio	917,596	348,328	396,909	910,449	—	13,940
Multimanager Core Bond Portfolio	340,253	86,648	21,624	402,255	3,713	6

	$14,920,222	$7,129,525	$2,207,144	$20,007,089	$3,713	$14,303

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,332,251	$—	$—	$2,332,251
Investment Companies	—	20,007,089	—	20,007,089
Short-Term Investments	478,561	—	—	478,561

Total Assets	$2,810,812	$20,007,089	$—	$22,817,901

Total Liabilities	$—	$—	$—	$—

Total	$2,810,812	$20,007,089	$—	$22,817,901

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,752,864
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,221,449

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$481,092
Aggregate gross unrealized depreciation	(574,224)

Net unrealized depreciation	$(93,132)

Federal income tax cost of investments	$22,911,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $19,985,411)	$20,007,089
Unaffiliated Issuers (Cost $2,925,082)	2,810,812
Cash	51,000
Receivable from Separate Accounts for Trust shares sold	171,215
Receivable from investment manager	7,018
Dividends, interest and other receivables	4,853
Other assets	205

Total assets	23,052,192

LIABILITIES
Payable for securities purchased	328,936
Payable to Separate Accounts for Trust shares redeemed	4,812
Distribution fees payable – Class IB	4,298
Trustees’ fees payable	54
Accrued expenses	28,433

Total liabilities	366,533

NET ASSETS	$22,685,659

Net assets were comprised of:
Paid in capital	$22,560,513
Accumulated undistributed net investment income (loss)	(37,258)
Accumulated undistributed net realized gain (loss) on investments	254,996
Net unrealized appreciation (depreciation) on investments	(92,592)

Net assets	$22,685,659

Class IB
Net asset value, offering and redemption price per share, $21,583,124 / 1,929,825 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

Class K
Net asset value, offering and redemption price per share, $1,102,535 / 98,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($3,713 of dividend income received from affiliates)	$21,531
Interest	111

Total income	21,642

EXPENSES
Custodian fees	57,524
Distribution fees – Class IB	23,304
Professional fees	22,650
Administrative fees	14,926
Investment management fees	9,951
Printing and mailing expenses	500
Trustees’ fees	214
Miscellaneous	485

Gross expenses	129,554
Less: Waiver from investment manager	(24,877)
Reimbursement from investment manager	(41,566)

Net expenses	63,111

NET INVESTMENT INCOME (LOSS)	(41,469)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	14,303
Net change in unrealized appreciation (depreciation) on investments ($164,486 of change in unrealized appreciation (depreciation) from affiliates)	173,543

NET REALIZED AND UNREALIZED GAIN (LOSS)	187,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(41,469)	$203,456
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	14,303	353,704
Net change in unrealized appreciation (depreciation) on investments	173,543	(389,818)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,377	167,342

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(246,314)
Class K	—	(28,135)

	—	(274,449)

Distributions from net realized capital gains
Class IB	—	(111,573)
Class K	—	(12,889)

	—	(124,462)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(398,911)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 747,554 and 1,090,630 shares, respectively ]	8,417,822	12,325,213
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,966 shares, respectively ]	—	357,887
Capital shares repurchased [ (217,024) and (118,896) shares, respectively ]	(2,449,455)	(1,346,973)

Total Class IB transactions	5,968,367	11,336,127

Class K
Capital shares sold [ 6,122 and 15,541 shares, respectively ]	69,059	175,242
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,659 shares, respectively ]	—	41,024
Capital shares repurchased [ (30,664) and (27,936) shares, respectively ]	(349,973)	(313,725)

Total Class K transactions	(280,914)	(97,459)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,687,453	11,238,668

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,833,830	11,007,099
NET ASSETS:
Beginning of period	16,851,829	5,844,730

End of period (a)	$22,685,659	$16,851,829

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(37,258)	$4,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29, 2012* to December 31, 2012
Class IB		2014	2013
Net asset value, beginning of period	$11.07	$11.08	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.22	0.24	0.11
Net realized and unrealized gain (loss) on investments	0.13	0.06 †	0.90	0.20

Total from investment operations	0.11	0.28	1.14	0.31

Less distributions:
Dividends from net investment income	—	(0.19)	(0.15)	(0.13)
Distributions from net realized gains	—	(0.10)	(0.09)	—	#

Total dividends and distributions	—	(0.29)	(0.24)	(0.13)

Net asset value, end of period	$11.18	$11.07	$11.08	$10.18

Total return (b)	0.99%	2.46%	11.18%	3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,583	$15,490	$4,385	$258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.32%	2.18%	6.50%	31.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%	1.91%	2.17%	3.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.10)%	0.32%	(3.98)%	(28.05	)%(l)
Portfolio turnover rate (z)^	11%	16%	65%	4%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29, 2012* to December 31, 2012
Class K		2014	2013
Net asset value, beginning of period	$11.07	$11.08	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.16	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.14	0.15 †	1.00	0.15

Total from investment operations	0.13	0.31	1.17	0.32

Less distributions:
Dividends from net investment income	—	(0.22)	(0.18)	(0.14)
Distributions from net realized gains	—	(0.10)	(0.09)	—	#

Total dividends and distributions	—	(0.32)	(0.27)	(0.14)

Net asset value, end of period	$11.20	$11.07	$11.08	$10.18

Total return (b)	1.17%	2.72%	11.46%	3.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,103	$1,362	$1,460	$603
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.30%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	1.07%	2.10%	6.78%	29.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%	1.39%	1.54%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.87)%	(0.42)%	(5.14)%	(23.96	)%(l)
Portfolio turnover rate (z)^	11%	16%	65%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	57.3%
Fixed Income	24.3
Alternatives	18.4

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Global Bond PLUS Portfolio	9.2%
EQ/BlackRock Basic Value Equity Portfolio	7.7
EQ/MFS International Growth Portfolio	7.7
AXA/AB Small Cap Growth Portfolio	6.7
EQ/GAMCO Small Company Value Portfolio	6.5
EQ/Boston Advisors Equity Income Portfolio	5.5
EQ/Invesco Comstock Portfolio	5.5
EQ/T. Rowe Price Growth Stock Portfolio	5.3
iShares® Gold Trust	4.2
EQ/GAMCO Mergers and Acquisitions Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,015.00	$2.80
Hypothetical (5% average return before expenses)	1,000.00	1,022.01	2.81
Class IB
Actual	1,000.00	1,015.50	2.80
Hypothetical (5% average return before expenses)	1,000.00	1,022.01	2.81
Class K
Actual	1,000.00	1,016.60	1.56
Hypothetical (5% average return before expenses)	1,000.00	1,023.25	1.56

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.56%, 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,040,655	$8,558,495
AXA/AB Small Cap Growth Portfolio‡	903,553	19,232,432
AXA/Loomis Sayles Growth Portfolio‡	1,207,971	7,163,810
EQ/BlackRock Basic Value Equity Portfolio‡	1,003,645	22,250,008
EQ/Boston Advisors Equity Income Portfolio‡	2,437,155	15,924,592
EQ/Emerging Markets Equity PLUS Portfolio‡	895,964	8,169,908
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	885,192	11,830,153
EQ/GAMCO Small Company Value Portfolio‡	331,052	18,794,401
EQ/Global Bond PLUS Portfolio‡	2,928,182	26,444,287
EQ/High Yield Bond Portfolio‡	871,142	8,849,884
EQ/Intermediate Government Bond Portfolio‡	334,774	3,471,797
EQ/International Equity Index Portfolio‡	1,202,583	11,183,011
EQ/Invesco Comstock Portfolio‡	1,041,477	15,752,640
EQ/MFS International Growth Portfolio‡	3,149,195	22,142,960
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	92,973	1,703,052
EQ/PIMCO Global Real Return Portfolio‡	1,197,490	11,519,097
EQ/PIMCO Ultra Short Bond Portfolio‡	854,333	8,421,880
EQ/Real Estate PLUS Portfolio‡	1,064,565	10,756,759
EQ/T. Rowe Price Growth Stock Portfolio*‡	390,782	15,274,626
iShares® China Large-Cap ETF	21,700	1,000,370
iShares® Gold Trust*	1,069,600	12,129,264
iShares® International Developed Property ETF	71,000	2,633,390

iShares® JP Morgan USD Emerging Markets Bond ETF	51,160	5,623,507
iShares® MSCI EAFE Small-Cap ETF	88,800	4,530,576
iShares® MSCI Global Gold Miners ETF	19,500	139,230
iShares® Silver Trust*	95,350	1,433,110
iShares® U.S. Oil & Gas Exploration & Production ETF	49,820	3,519,285
Multimanager Core Bond Portfolio‡	481,418	4,741,825
PowerShares DB Gold Fund*	19,000	733,400
PowerShares DB Silver Fund*‡	49,100	1,230,053
SPDR® S&P Emerging Asia Pacific ETF	4,100	361,661
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,436,776

Total Investment Companies (99.6%) (Cost $251,800,893)		286,956,239

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	752,214	752,214

Total Short-Term Investments (0.3%) (Cost $752,214)		752,214

Total Investments (99.9%) (Cost $252,553,107)		287,708,453
Other Assets Less Liabilities (0.1%)		209,234

Net Assets (100%)		$287,917,687

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$8,976,290	$478,251	$313,980	$8,558,495	$—	$(260)
AXA/AB Small Cap Growth Portfolio (b)	18,538,600	173,270	695,928	19,232,432	—	(1,265)
AXA/Loomis Sayles Growth Portfolio	—	7,000,000	—	7,163,810	—	—
EQ/BlackRock Basic Value Equity Portfolio	22,103,535	173,270	629,679	22,250,008	—	64,984
EQ/Boston Advisors Equity Income Portfolio	18,465,931	162,091	2,596,202	15,924,592	—	3,645
EQ/Emerging Markets Equity PLUS Portfolio	8,308,378	67,072	268,585	8,169,908	—	317
EQ/GAMCO Mergers and Acquisitions Portfolio	11,782,469	95,019	379,751	11,830,153	—	1,193
EQ/GAMCO Small Company Value Portfolio	18,901,739	167,681	658,984	18,794,401	—	13,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Global Bond PLUS Portfolio	$26,765,675	$1,332,111	$1,033,634	$26,444,287	$—	$(2,842)
EQ/High Yield Bond Portfolio	8,434,714	478,251	312,347	8,849,884	—	1,372
EQ/Intermediate Government Bond Portfolio	3,550,930	33,536	134,498	3,471,797	—	(46)
EQ/International Equity Index Portfolio	10,896,057	100,608	407,918	11,183,011	—	(4,565)
EQ/Invesco Comstock Portfolio	16,077,236	145,323	576,538	15,752,640	—	6,083
EQ/MFS International Growth Portfolio	21,557,842	212,396	824,535	22,142,960	—	26,988
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,687,418	5,589	22,237	1,703,052	—	171
EQ/PIMCO Global Real Return Portfolio	11,894,356	106,198	424,931	11,519,097	—	830
EQ/PIMCO Ultra Short Bond Portfolio	8,091,084	658,840	336,873	8,421,880	—	(745)
EQ/Real Estate PLUS Portfolio	12,472,641	100,608	1,413,746	10,756,759	—	89,607
EQ/T. Rowe Price Growth Stock Portfolio	21,577,834	173,270	5,728,640	15,274,626	—	1,966,024
Multimanager Core Bond Portfolio	4,793,660	68,721	90,151	4,741,825	46,363	(517)
PowerShares DB Silver Fund	1,240,806	—	—	1,230,053	—	—

	$256,117,195	$11,732,105	$16,849,157	$253,415,670	$46,363	$2,164,245

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$34,770,622	$—	$—	$34,770,622
Investment Companies	—	252,185,617	—	252,185,617
Short-Term Investments	752,214	—	—	752,214

Total Assets	$35,522,836	$252,185,617	$—	$287,708,453

Total Liabilities	$—	$—	$—	$—

Total	$35,522,836	$252,185,617	$—	$287,708,453

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,019,753
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,013,401

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,218,323
Aggregate gross unrealized depreciation	(5,993,706)

Net unrealized appreciation	$35,224,617

Federal income tax cost of investments	$252,483,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $223,378,290)	$253,415,670
Unaffiliated Issuers (Cost $29,174,817)	34,292,783
Cash	170,241
Receivable for securities sold	139,923
Receivable from Separate Accounts for Trust shares sold	83,230
Dividends, interest and other receivables	76,439
Other assets	2,914

Total assets	288,181,200

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	94,264
Distribution fees payable – Class IB	56,794
Administrative fees payable	35,994
Investment management fees payable	23,995
Payable for securities purchased	12,823
Distribution fees payable – Class IA	2,985
Trustees’ fees payable	836
Accrued expenses	35,822

Total liabilities	263,513

NET ASSETS	$287,917,687

Net assets were comprised of:
Paid in capital	$344,082,222
Accumulated undistributed net investment income (loss)	(257,306)
Accumulated undistributed net realized gain (loss) on investments	(91,062,575)
Net unrealized appreciation (depreciation) on investments	35,155,346

Net assets	$287,917,687

Class IA
Net asset value, offering and redemption price per share, $14,870,767 / 759,041 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.59

Class IB
Net asset value, offering and redemption price per share, $271,894,301 / 13,844,261 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.64

Class K
Net asset value, offering and redemption price per share, $1,152,619 / 58,870 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($46,363 of dividend income received from affiliates)	$279,740
Interest	719

Total income	280,459

EXPENSES
Distribution fees – Class IB	345,248
Administrative fees	217,923
Investment management fees	145,280
Custodian fees	52,068
Professional fees	24,215
Distribution fees – Class IA	16,788
Printing and mailing expenses	7,533
Trustees’ fees	3,340
Miscellaneous	1,828

Total expenses	814,223

NET INVESTMENT INCOME (LOSS)	(533,764)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,164,245 of realized gain (loss) from affiliates)	2,164,811
Net change in unrealized appreciation (depreciation) on investments ($2,415,527 of change in unrealized appreciation (depreciation) from affiliates)	2,841,091

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,005,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,472,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(533,764)	$3,147,247
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	2,164,811	5,617,004
Net change in unrealized appreciation (depreciation) on investments	2,841,091	(1,711,602)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,472,138	7,052,649

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(178,502)
Class IB	—	(3,971,467)
Class K	—	(15,324)

	—	(4,165,293)

Distributions from net realized capital gains
Class IA	—	(289,156)
Class IB	—	(6,997,980)
Class K	—	(20,745)

	—	(7,307,881)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,473,174)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 132,739 and 210,006 shares, respectively ]	2,633,744	4,159,937
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,551 shares, respectively ]	—	467,658
Capital shares repurchased [ (23,823) and (87,113) shares, respectively ]	(468,438)	(1,734,464)

Total Class IA transactions	2,165,306	2,893,131

Class IB
Capital shares sold [ 385,613 and 882,450 shares, respectively ]	7,633,291	17,543,922
Capital shares issued in reinvestment of dividends and distributions [ 0 and 550,630 shares, respectively ]	—	10,969,447
Capital shares repurchased [ (854,012) and (1,678,320) shares, respectively ]	(16,916,433)	(33,359,266)

Total Class IB transactions	(9,283,142)	(4,845,897)

Class K
Capital shares sold [ 16,823 and 16,915 shares, respectively ]	334,705	335,031
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,821 shares, respectively ]	—	36,069
Capital shares repurchased [ (6,290) and (4,840) shares, respectively ]	(123,579)	(95,120)

Total Class K transactions	211,126	275,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,906,710)	(1,676,786)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,434,572)	(6,097,311)
NET ASSETS:
Beginning of period	290,352,259	296,449,570

End of period (a)	$287,917,687	$290,352,259

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(257,306)	$276,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.30	$19.59	$18.42	$17.11	$18.46	$16.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)	0.24	0.21	0.25	0.36	0.51
Net realized and unrealized gain (loss) on investments	0.33	0.25	2.37	1.80	(0.96)	2.02

Total from investment operations	0.29	0.49	2.58	2.05	(0.60)	2.53

Less distributions:
Dividends from net investment income	—	(0.28)	(0.27)	(0.29)	(0.31)	(0.31)
Distributions from net realized gains	—	(0.50)	(1.14)	(0.45)	(0.44)	(0.48)

Total dividends and distributions	—	(0.78)	(1.41)	(0.74)	(0.75)	(0.79)

Net asset value, end of period	$19.59	$19.30	$19.59	$18.42	$17.11	$18.46

Total return (b)	1.50%	2.42%	14.12%	11.98%	(3.23)%	15.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,871	$12,546	$9,868	$6,218	$4,032	$1,739
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.51%	0.35%	0.35%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.56%	0.58%	0.58%	0.62%	0.39%	0.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.36)%	1.21%	1.09%	1.37%	1.95%	2.89%
Before waivers and reimbursements (a)(f)(x)	(0.36)%	1.14%	0.86%	1.09%	1.66%	2.64%
Portfolio turnover rate (z)^	4%	18%	43%	43%	19%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$19.34	$19.64	$18.46	$17.15	$18.50		$16.75

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)	0.21	0.17	0.22	0.24		0.23
Net realized and unrealized gain (loss) on investments	0.34	0.27	2.42	1.83	(0.89)		2.26

Total from investment operations	0.30	0.48	2.59	2.05	(0.65)		2.49

Less distributions:
Dividends from net investment income	—	(0.28)	(0.27)	(0.29)	(0.26)		(0.26)
Distributions from net realized gains	—	(0.50)	(1.14)	(0.45)	(0.44)		(0.48)

Total dividends and distributions	—	(0.78)	(1.41)	(0.74)	(0.70)		(0.74)

Net asset value, end of period	$19.64	$19.34	$19.64	$18.46	$17.15		$18.50

Total return (b)	1.55%	2.36%	14.15%	11.95%	(3.46)%		14.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$271,894	$276,875	$285,902	$267,515	$252,504		$277,412
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.50%	0.35%	0.35%	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.56%	0.58%	0.58%	0.62%	0.64	%(c)	0.60	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.37)%	1.06%	0.88%	1.22%	1.32%		1.34%
Before waivers and reimbursements (a)(f)(x)	(0.37)%	0.98%	0.65%	0.95%	1.01%		1.08%
Portfolio turnover rate (z)^	4%	18%	43%	43%	19%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29, 2012* to December 31, 2012
Class K		2014	2013
Net asset value, beginning of period	$19.26	$19.56	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.31	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.33	0.22	2.25	0.32

Total from investment operations	0.32	0.53	2.63	0.71

Less distributions:
Dividends from net investment income	—	(0.33)	(0.32)	(0.32)
Distributions from net realized gains	—	(0.50)	(1.14)	(0.34)

Total dividends and distributions	—	(0.83)	(1.46)	(0.66)

Net asset value, end of period	$19.58	$19.26	$19.56	$18.39

Total return (b)	1.66%	2.62%	14.43%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,153	$931	$674	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.31%	0.26%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.31%	0.33%	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.10)%	1.56%	1.89%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.10)%	1.49%	1.66%	5.83	%(l)
Portfolio turnover rate (z)^	4%	18%	43%	43%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	67.0%
Alternatives	23.8
Fixed Income	9.2

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA/AB Small Cap Growth Portfolio	9.3%
EQ/MFS International Growth Portfolio	9.0
EQ/BlackRock Basic Value Equity Portfolio	8.6
EQ/Boston Advisors Equity Income Portfolio	6.9
EQ/T. Rowe Price Growth Stock Portfolio	6.8
EQ/Invesco Comstock Portfolio	6.7
EQ/GAMCO Small Company Value Portfolio	6.7
PowerShares DB Gold Fund	6.4
EQ/Real Estate PLUS Portfolio	4.8
EQ/GAMCO Mergers and Acquisitions Portfolio	4.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,018.50	$3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	1,021.00	2.00
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	115,560	$950,385
AXA/AB Small Cap Growth Portfolio‡	96,367	2,051,200
AXA/Loomis Sayles Growth Portfolio‡	96,638	573,105
EQ/BlackRock Basic Value Equity Portfolio‡	85,629	1,898,321
EQ/Boston Advisors Equity Income Portfolio‡	231,670	1,513,756
EQ/Emerging Markets Equity PLUS Portfolio‡	73,101	666,575
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	77,605	1,037,149
EQ/GAMCO Small Company Value Portfolio‡	26,031	1,477,833
EQ/Global Bond PLUS Portfolio‡	67,768	612,007
EQ/High Yield Bond Portfolio‡	27,314	277,485
EQ/Intermediate Government Bond Portfolio‡	22,141	229,616
EQ/International Equity Index Portfolio‡	90,906	845,346
EQ/Invesco Comstock Portfolio‡	98,532	1,490,330
EQ/MFS International Growth Portfolio‡	281,702	1,980,730
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	8,448	154,755
EQ/PIMCO Global Real Return Portfolio‡	37,054	356,433
EQ/PIMCO Ultra Short Bond Portfolio‡	10,259	101,130
EQ/Real Estate PLUS Portfolio‡	105,312	1,064,108
EQ/T. Rowe Price Growth Stock Portfolio*‡	38,287	1,496,539
iShares® China Large-Cap ETF	935	43,103
iShares® Gold Trust*	8,240	93,442
iShares® International Developed Property ETF	6,840	253,696
iShares® JP Morgan USD Emerging Markets Bond ETF	1,470	161,582

iShares® MSCI EAFE Small-Cap ETF	8,360	426,527
iShares® MSCI Global Gold Miners ETF	6,290	44,911
iShares® Silver Trust*	920	13,828
iShares® U.S. Oil & Gas Exploration & Production ETF	3,310	233,818
Multimanager Core Bond Portfolio‡	12,402	122,159
PowerShares DB Gold Fund*	36,450	1,406,970
PowerShares DB Silver Fund*	6,040	151,314
SPDR® S&P Emerging Asia Pacific ETF	640	56,454
SPDR® S&P Emerging Markets SmallCap ETF	2,705	121,833

Total Investment Companies (99.0%) (Cost $21,856,504)		21,906,440

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	170,869	170,869

Total Short-Term Investments (0.8%) (Cost $170,869)		170,869

Total Investments (99.8%) (Cost $22,027,373)		22,077,309

Other Assets Less Liabilities (0.2%)		53,277

Net Assets (100%)		$22,130,586

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$823,064	$258,964	$70,594	$950,385	$—	$5
AXA/AB Small Cap Growth Portfolio (b)	1,575,830	493,265	134,472	2,051,200	—	4
AXA/Loomis Sayles Growth Portfolio	—	560,000	—	573,105	—	—
EQ/BlackRock Basic Value Equity Portfolio	1,508,484	468,601	127,144	1,898,321	—	608
EQ/Boston Advisors Equity Income Portfolio	1,314,283	406,943	195,844	1,513,756	—	98
EQ/Emerging Markets Equity PLUS Portfolio	530,407	184,974	50,418	666,575	—	10
EQ/GAMCO Mergers and Acquisitions Portfolio	823,268	258,964	70,581	1,037,149	—	18
EQ/GAMCO Small Company Value Portfolio	1,153,309	406,943	110,917	1,477,833	—	25

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Global Bond PLUS Portfolio	$454,700	$210,979	$40,336	$612,007	$—	$7
EQ/High Yield Bond Portfolio	209,151	81,990	20,165	277,485	—	6
EQ/Intermediate Government Bond Portfolio	183,644	61,658	16,810	229,616	—	(1)
EQ/International Equity Index Portfolio	640,763	234,301	63,883	845,346	—	(7)
EQ/Invesco Comstock Portfolio	1,194,406	394,612	107,176	1,490,330	—	404
EQ/MFS International Growth Portfolio	1,500,129	542,591	147,973	1,980,730	—	(50)
EQ/Morgan Stanley Mid Cap Growth Portfolio	134,417	24,663	6,713	154,755	—	11
EQ/PIMCO Global Real Return Portfolio	287,051	98,653	26,887	356,433	—	8
EQ/PIMCO Ultra Short Bond Portfolio	83,107	24,663	6,723	101,130	—	1
EQ/Real Estate PLUS Portfolio	878,409	337,959	108,590	1,064,108	—	96
EQ/T. Rowe Price Growth Stock Portfolio	1,585,885	517,928	670,941	1,496,539	—	30,258
Multimanager Core Bond Portfolio	95,129	38,089	10,087	122,159	1,094	(1)

	$14,975,436	$5,606,740	$1,986,254	$18,898,962	$1,094	$31,500

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,007,478	$—	$—	$3,007,478
Investment Companies	—	18,898,962	—	18,898,962
Short-Term Investments	170,869	—	—	170,869

Total Assets	$3,178,347	$18,898,962	$—	$22,077,309

Total Liabilities	$—	$—	$—	$—

Total	$3,178,347	$18,898,962	$—	$22,077,309

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,220,090
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,017,754

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$660,970
Aggregate gross unrealized depreciation	(601,495)

Net unrealized appreciation	$59,475

Federal income tax cost of investments	$22,017,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $18,663,266)	$18,898,962
Unaffiliated Issuers (Cost $3,364,107)	3,178,347
Receivable for securities sold	150,359
Receivable from Separate Accounts for Trust shares sold	32,437
Receivable from investment manager	7,111
Dividends, interest and other receivables	6,483
Other assets	200

Total assets	22,273,899

LIABILITIES
Overdraft payable	109,267
Distribution fees payable – Class IB	4,292
Payable to Separate Accounts for Trust shares redeemed	1,495
Payable for securities purchased	333
Trustees’ fees payable	55
Accrued expenses	27,871

Total liabilities	143,313

NET ASSETS	$22,130,586

Net assets were comprised of:
Paid in capital	$21,734,922
Accumulated undistributed net investment income (loss)	(42,712)
Accumulated undistributed net realized gain (loss) on investments	388,440
Net unrealized appreciation (depreciation) on investments	49,936

Net assets	$22,130,586

Class IB
Net asset value, offering and redemption price per share, $20,787,478 / 1,714,452 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.12

Class K
Net asset value, offering and redemption price per share, $1,343,108 / 110,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($1,094 of dividend income received from affiliates)	$15,675
Interest	105

Total income	15,780

EXPENSES
Custodian fees	57,028
Distribution fees – Class IB	23,214
Professional fees	22,651
Administrative fees	15,034
Investment management fees	10,023
Printing and mailing expenses	504
Trustees’ fees	215
Miscellaneous	502

Gross expenses	129,171
Less: Waiver from investment manager	(25,057)
Reimbursement from investment manager	(40,805)

Net expenses	63,309

NET INVESTMENT INCOME (LOSS)	(47,529)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	31,500
Net change in unrealized appreciation (depreciation) on investments ($303,040 of change in unrealized appreciation (depreciation) from affiliates)	318,683

NET REALIZED AND UNREALIZED GAIN (LOSS)	350,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$302,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(47,529)	$169,647
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	31,500	483,204
Net change in unrealized appreciation (depreciation) on investments	318,683	(480,324)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	302,654	172,527

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(212,472)
Class K	—	(24,539)

	—	(237,011)

Distributions from net realized capital gains
Class IB	—	(142,707)
Class K	—	(15,621)

	—	(158,328)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(395,339)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 540,033 and 1,228,007 shares, respectively ]	6,618,142	14,892,025
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,402 shares, respectively ]	—	355,179
Capital shares repurchased [ (176,674) and (318,592) shares, respectively ]	(2,168,580)	(3,873,653)

Total Class IB transactions	4,449,562	11,373,551

Class K
Capital shares sold [ 14,648 and 63,522 shares, respectively ]	179,271	767,489
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,322 shares, respectively ]	—	40,160
Capital shares repurchased [ (32,365) and (20,837) shares, respectively ]	(400,414)	(251,154)

Total Class K transactions	(221,143)	556,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,228,419	11,930,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,531,073	11,707,234
NET ASSETS:
Beginning of period	17,599,513	5,892,279

End of period (a)	$22,130,586	$17,599,513

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(42,712)	$4,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29,2012* to December 31, 2012
Class IB		2014	2013
Net asset value, beginning of period	$11.90	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.18	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.25	0.11	1.59	0.30

Total from investment operations	0.22	0.29	1.86	0.41

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.12)
Distributions from net realized gains	—	(0.13)	(0.08)	—	#

Total dividends and distributions	—	(0.30)	(0.24)	(0.12)

Net asset value, end of period	$12.12	$11.90	$11.91	$10.29

Total return (b)	1.85%	2.36%	18.08%	4.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,787	$16,073	$4,911	$262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.31%	2.20%	6.43%	36.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.49)%	1.52%	2.32%	3.08	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.15)%	(0.10)%	(3.76)%	(32.59	)%(l)
Portfolio turnover rate (z)^	10%	34%	41%	3%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29, 2012* to December 31, 2012
Class K		2014	2013
Net asset value, beginning of period	$11.89	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.15	0.19	0.12
Net realized and unrealized gain (loss) on investments	0.27	0.16	1.70	0.30

Total from investment operations	0.25	0.31	1.89	0.42

Less distributions:
Dividends from net investment income	—	(0.20)	(0.19)	(0.13)
Distributions from net realized gains	—	(0.13)	(0.08)	—	#

Total dividends and distributions	—	(0.33)	(0.27)	(0.13)

Net asset value, end of period	$12.14	$11.89	$11.91	$10.29

Total return (b)	2.10%	2.53%	18.38%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,343	$1,527	$981	$261
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.32%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	1.06%	2.06%	7.74%	35.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.26)%	1.27%	1.64%	3.33	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.92)%	(0.47)%	(6.00)%	(32.35	)%(l)
Portfolio turnover rate (z)^	10%	34%	41%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	47.5%
Alternatives	47.4
Fixed Income	5.1

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Real Estate PLUS Portfolio	15.5%
AXA Natural Resources Portfolio	11.7
PowerShares DB Gold Fund	7.4
AXA/AB Small Cap Growth Portfolio	7.2
EQ/BlackRock Basic Value Equity Portfolio	6.0
EQ/MFS International Growth Portfolio	5.1
EQ/Boston Advisors Equity Income Portfolio	5.1
EQ/GAMCO Mergers and Acquisitions Portfolio	5.1
EQ/GAMCO Small Company Value Portfolio	5.0
EQ/Invesco Comstock Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,004.20	$3.23
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	1,005.20	1.99
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	63,321	$520,764
AXA/AB Small Cap Growth Portfolio‡	15,076	320,897
AXA/Loomis Sayles Growth Portfolio‡	13,805	81,872
EQ/BlackRock Basic Value Equity Portfolio‡	11,961	265,175
EQ/Boston Advisors Equity Income Portfolio‡	34,682	226,616
EQ/Emerging Markets Equity PLUS Portfolio‡	10,747	97,999
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	16,781	224,268
EQ/GAMCO Small Company Value Portfolio‡	3,915	222,271
EQ/Global Bond PLUS Portfolio‡	8,397	75,832
EQ/High Yield Bond Portfolio‡	3,099	31,487
EQ/Intermediate Government Bond Portfolio‡	1,754	18,188
EQ/International Equity Index Portfolio‡	18,569	172,672
EQ/Invesco Comstock Portfolio‡	11,920	180,293
EQ/MFS International Growth Portfolio‡	32,240	226,688
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	2,013	36,866
EQ/PIMCO Global Real Return Portfolio‡	3,810	36,650
EQ/PIMCO Ultra Short Bond Portfolio‡	878	8,652
EQ/Real Estate PLUS Portfolio‡	67,999	687,085
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,394	171,735
iShares® China Large-Cap ETF	270	12,447
iShares® International Developed Property ETF	4,470	165,792
iShares® JP Morgan USD Emerging Markets Bond ETF	220	24,182
iShares® MSCI EAFE Small-Cap ETF	1,180	60,204
iShares® U.S. Oil & Gas Exploration & Production ETF	1,550	109,492
PowerShares DB Gold Fund*	8,450	326,170
PowerShares DB Silver Fund*	2,910	72,901
SPDR® S&P Emerging Asia Pacific ETF	170	14,996
SPDR® S&P Emerging Markets SmallCap ETF	400	18,016

Total Investment Companies (99.8%) (Cost $4,623,284)		4,410,210

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	29,491	29,491

Total Short-Term Investments (0.7%) (Cost $29,491)		29,491

Total Investments (100.5%) (Cost $4,652,775)		4,439,701
Other Assets Less Liabilities (-0.5%)		(21,125)

Net Assets (100%)		$4,418,576

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$506,879	$78,310	$32,113	$520,764	$—	$749
AXA/AB Small Cap Growth Portfolio (b)	297,130	9,232	5,497	320,897	—	29
AXA/Loomis Sayles Growth Portfolio	—	80,000	—	81,872	—	—
EQ/BlackRock Basic Value Equity Portfolio	254,023	8,078	4,775	265,175	—	61
EQ/Boston Advisors Equity Income Portfolio	242,213	7,501	21,392	226,616	—	98
EQ/Emerging Markets Equity PLUS Portfolio	96,114	2,885	1,725	97,999	—	2
EQ/GAMCO Mergers and Acquisitions Portfolio	236,612	7,213	26,234	224,268	—	83
EQ/GAMCO Small Company Value Portfolio	214,671	7,213	4,299	222,271	—	19
EQ/Global Bond PLUS Portfolio	76,572	2,596	1,554	75,832	—	—	#
EQ/High Yield Bond Portfolio	30,121	1,154	689	31,487	—	2
EQ/Intermediate Government Bond Portfolio	17,732	866	518	18,188	—	—	#
EQ/International Equity Index Portfolio	161,434	5,770	3,468	172,672	—	(13)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Invesco Comstock Portfolio	$176,766	$5,481	$3,242	$180,293	$—	$39
EQ/MFS International Growth Portfolio	211,411	7,501	4,495	226,688	—	(5)
EQ/Morgan Stanley Mid Cap Growth Portfolio	35,830	866	519	36,866	—	(1)
EQ/PIMCO Global Real Return Portfolio	35,740	23,654	22,541	36,650	—	150
EQ/PIMCO Ultra Short Bond Portfolio	8,527	288	173	8,652	—	— #
EQ/Real Estate PLUS Portfolio	702,076	23,080	13,774	687,085	—	42
EQ/T. Rowe Price Growth Stock Portfolio	235,384	7,213	73,602	171,735	—	10,716

	$3,539,235	$278,901	$220,610	$3,606,010	$—	$11,971

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$804,200	$—	$—	$804,200
Investment Companies	—	3,606,010	—	3,606,010
Short-Term Investments	29,491	—	—	29,491

Total Assets	$833,691	$3,606,010	$—	$4,439,701

Total Liabilities	$—	$—	$—	$—

Total	$833,691	$3,606,010	$—	$4,439,701

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$311,527
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$232,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,800
Aggregate gross unrealized depreciation	(269,886)

Net unrealized depreciation	$(160,086)

Federal income tax cost of investments	$4,599,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,716,421)	$3,606,010
Unaffiliated Issuers (Cost $936,354)	833,691
Cash	11,000
Receivable from investment manager	10,694
Dividends, interest and other receivables	872
Receivable for securities sold	44
Other assets	41

Total assets	4,462,352

LIABILITIES
Distribution fees payable – Class IB	498
Trustees’ fees payable	14
Payable to Separate Accounts for Trust shares redeemed	12
Accrued expenses	43,252

Total liabilities	43,776

NET ASSETS	$4,418,576

Net assets were comprised of:
Paid in capital	$4,504,827
Accumulated undistributed net investment income (loss)	(1,259)
Accumulated undistributed net realized gain (loss) on investments	128,082
Net unrealized appreciation (depreciation) on investments	(213,074)

Net assets	$4,418,576

Class IB
Net asset value, offering and redemption price per share, $2,378,584 / 247,381 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $2,039,992 / 211,916 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.63

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$4,630
Interest	22

Total income	4,652

EXPENSES
Custodian fees	46,117
Professional fees	22,111
Administrative fees	3,346
Distribution fees – Class IB	2,993
Investment management fees	2,230
Printing and mailing expenses	115
Trustees’ fees	51
Miscellaneous	413

Gross expenses	77,376
Less: Waiver from investment manager	(5,576)
Reimbursement from investment manager	(59,886)

Net expenses	11,914

NET INVESTMENT INCOME (LOSS)	(7,262)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	11,971
Net change in unrealized appreciation (depreciation) on investments ($8,484 of change in unrealized appreciation (depreciation) from affiliates)	12,779

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,262)	$68,438
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	11,971	105,424
Net change in unrealized appreciation (depreciation) on investments	12,779	(105,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,488	68,227

DIVIDENDS:
Dividends from net investment income
Class IB	—	(62,519)
Class K	—	(59,700)

TOTAL DIVIDENDS:	—	(122,219)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,564 and 30,730 shares, respectively ]	64,477	305,817
Capital shares issued in reinvestment of dividends [ 0 and 6,487 shares, respectively ]	—	62,519
Capital shares repurchased [ (1,695) and (2,209) shares, respectively ]	(16,995)	(22,369)

Total Class IB transactions	47,482	345,967

Class K
Capital shares issued in reinvestment of dividends [ 0 and 6,196 shares, respectively ]	—	59,700

Total Class K transactions	—	59,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	47,482	405,667

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,970	351,675
NET ASSETS:
Beginning of period	4,353,606	4,001,931

End of period (a)	$4,418,576	$4,353,606

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,259)	$6,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.15	0.11
Net realized and unrealized gain (loss) on investments	0.06	0.01 †	(0.16)

Total from investment operations	0.04	0.16	(0.05)

Less distributions:
Dividends from net investment income	—	(0.26)	(0.17)
Distributions from net realized gains	—	—	(0.10)

Total dividends and distributions	—	(0.26)	(0.27)

Net asset value, end of period	$9.62	$9.58	$9.68

Total return (b)	0.42%	1.69%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,379	$2,323	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	3.59%	5.06%	4.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.44)%	1.53%	6.41	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.38)%	(2.97)%	2.59	%(l)
Portfolio turnover rate (z)^	5%	12%	1%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.17	0.11
Net realized and unrealized gain (loss) on investments	0.06	0.02 †	(0.16)

Total from investment operations	0.05	0.19	(0.05)

Less distributions:
Dividends from net investment income	—	(0.29)	(0.17)
Distributions from net realized gains	—	—	(0.10)

Total dividends and distributions	—	(0.29)	(0.27)

Net asset value, end of period	$9.63	$9.58	$9.68

Total return (b)	0.52%	1.95%	(0.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,040	$2,030	$1,992
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.33%	4.71%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.19)%	1.68%	6.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.13)%	(2.73)%	2.84	%(l)
Portfolio turnover rate (z)^	5%	12%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Alternatives	72.8%
Equity	21.8
Fixed Income	5.4

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Real Estate PLUS Portfolio	21.6%
AXA Natural Resources Portfolio	21.3
EQ/GAMCO Mergers and Acquisitions Portfolio	10.3
PowerShares DB Gold Fund	8.1
iShares® International Developed Property ETF	5.7
iShares® U.S. Oil & Gas Exploration & Production ETF	3.6
AXA/AB Small Cap Growth Portfolio	3.4
EQ/BlackRock Basic Value Equity Portfolio	2.7
EQ/GAMCO Small Company Value Portfolio	2.7
EQ/MFS International Growth Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$988.20	$3.20
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	989.20	1.97
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	114,920	$945,115
AXA/AB Small Cap Growth Portfolio‡	7,084	150,793
AXA/Loomis Sayles Growth Portfolio‡	6,903	40,936
EQ/BlackRock Basic Value Equity Portfolio‡	5,489	121,678
EQ/Boston Advisors Equity Income Portfolio‡	13,594	88,826
EQ/Emerging Markets Equity PLUS Portfolio‡	3,796	34,611
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	34,195	456,993
EQ/GAMCO Small Company Value Portfolio‡	2,115	120,087
EQ/Global Bond PLUS Portfolio‡	8,341	75,329
EQ/High Yield Bond Portfolio‡	3,624	36,818
EQ/Intermediate Government Bond Portfolio‡	2,787	28,900
EQ/International Equity Index Portfolio‡	7,471	69,470
EQ/Invesco Comstock Portfolio‡	5,984	90,505
EQ/MFS International Growth Portfolio‡	16,229	114,112
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,028	18,823
EQ/PIMCO Global Real Return Portfolio‡	3,696	35,551
EQ/PIMCO Ultra Short Bond Portfolio‡	1,392	13,725
EQ/Real Estate PLUS Portfolio‡	95,284	962,783
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,904	74,422
iShares® China Large-Cap ETF	160	7,376
iShares® International Developed Property ETF	6,860	254,437

iShares® JP Morgan USD Emerging Markets Bond ETF	170	18,686
iShares® MSCI EAFE Small-Cap ETF	390	19,898
iShares® U.S. Oil & Gas Exploration & Production ETF	2,290	161,766
PowerShares DB Gold Fund*	9,340	360,524
PowerShares DB Silver Fund*	3,750	93,945
SPDR® S&P Emerging Asia Pacific ETF	120	10,585
SPDR® S&P Emerging Markets SmallCap ETF	200	9,008

Total Investment Companies (99.8%) (Cost $4,788,282)		4,415,702

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	32,371	32,371

Total Short-Term Investments (0.7%) (Cost $32,371)		32,371

Total Investments (100.5%) (Cost $4,820,653)		4,448,073
Other Assets Less Liabilities (-0.5%)		(21,833)

Net Assets (100%)		$4,426,240

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$928,316	$130,208	$54,285	$945,115	$—	$1,217
AXA/AB Small Cap Growth Portfolio (b)	139,365	4,447	2,400	150,793	—	(5)
AXA/Loomis Sayles Growth Portfolio	—	40,000	—	40,936	—	—
EQ/BlackRock Basic Value Equity Portfolio	116,180	4,129	2,210	121,678	—	14
EQ/Boston Advisors Equity Income Portfolio	100,637	3,811	14,937	88,826	—	116
EQ/Emerging Markets Equity PLUS Portfolio	33,921	953	513	34,611	—	—	#
EQ/GAMCO Mergers and Acquisitions Portfolio	479,694	16,516	52,883	456,993	—	13
EQ/GAMCO Small Company Value Portfolio	115,663	4,129	2,229	120,087	—	(5)
EQ/Global Bond PLUS Portfolio	75,772	2,859	1,540	75,329	—	—	#
EQ/High Yield Bond Portfolio	35,182	1,270	683	36,818	—	1
EQ/Intermediate Government Bond Portfolio	28,433	635	342	28,900	—	—	#
EQ/International Equity Index Portfolio	64,742	2,541	1,377	69,470	—	(9)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Invesco Comstock Portfolio	$88,537	$2,859	$1,533	$90,505	$—	$6
EQ/MFS International Growth Portfolio	106,089	4,129	2,238	114,112	—	(14)
EQ/Morgan Stanley Mid Cap Growth Portfolio	18,184	635	343	18,823	—	(1)
EQ/PIMCO Global Real Return Portfolio	35,895	37,270	37,441	35,551	—	244
EQ/PIMCO Ultra Short Bond Portfolio	13,565	318	171	13,725	—	— #
EQ/Real Estate PLUS Portfolio	980,021	36,208	19,402	962,783	—	100
EQ/T. Rowe Price Growth Stock Portfolio	106,579	4,129	36,043	74,422	—	6,181

	$3,466,775	$297,046	$230,570	$3,479,477	$—	$7,858

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$936,225	$—	$—	$936,225
Investment Companies	—	3,479,477	—	3,479,477
Short-Term Investments	32,371	—	—	32,371

Total Assets	$968,596	$3,479,477	$—	$4,448,073

Total Liabilities	$—	$—	$—	$—

Total	$968,596	$3,479,477	$—	$4,448,073

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$336,880
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$238,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,631
Aggregate gross unrealized depreciation	(364,362)

Net unrealized depreciation	$(312,731)

Federal income tax cost of investments	$4,760,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,719,149)	$3,479,477
Unaffiliated Issuers (Cost $1,101,504)	968,596
Cash	11,000
Receivable from investment manager	10,690
Dividends, interest and other receivables	329
Receivable for securities sold	56
Other assets	43

Total assets	4,470,191

LIABILITIES
Distribution fees payable – Class IB	518
Payable to Separate Accounts for Trust shares redeemed	17
Trustees’ fees payable	15
Accrued expenses	43,401

Total liabilities	43,951

NET ASSETS	$4,426,240

Net assets were comprised of:
Paid in capital	$4,708,715
Accumulated undistributed net investment income (loss)	1,725
Accumulated undistributed net realized gain (loss) on investments	88,380
Net unrealized appreciation (depreciation) on investments	(372,580)

Net assets	$4,426,240

Class IB
Net asset value, offering and redemption price per share, $2,467,505 / 268,551 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.19

Class K
Net asset value, offering and redemption price per share, $1,958,735 / 212,930 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$5,653
Interest	29

Total income	5,682

EXPENSES
Custodian fees	46,117
Professional fees	22,111
Administrative fees	3,375
Distribution fees – Class IB	3,118
Investment management fees	2,250
Printing and mailing expenses	116
Trustees’ fees	52
Miscellaneous	414

Gross expenses	77,553
Less: Waiver from investment manager	(5,625)
Reimbursement from investment manager	(59,810)

Net expenses	12,118

NET INVESTMENT INCOME (LOSS)	(6,436)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	7,858
Net change in unrealized appreciation (depreciation) on investments ($(53,774) of change in unrealized appreciation (depreciation) from affiliates)	(51,914)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(44,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,492)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,436)	$82,443
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	7,858	81,678
Net change in unrealized appreciation (depreciation) on investments	(51,914)	(169,324)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(50,492)	(5,203)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(75,304)
Class K	—	(66,441)

TOTAL DIVIDENDS:	—	(141,745)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,375 and 48,954 shares, respectively ]	98,438	494,884
Capital shares issued in reinvestment of dividends [ 0 and 8,049 shares, respectively ]	—	75,304
Capital shares repurchased [ (3,406) and (2,737) shares, respectively ]	(32,507)	(27,173)

Total Class IB transactions	65,931	543,015

Class K
Capital shares issued in reinvestment of dividends [ 0 and 7,103 shares, respectively ]	—	66,441

Total Class K transactions	—	66,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	65,931	609,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,439	462,508
NET ASSETS:
Beginning of period	4,410,801	3,948,293

End of period (a)	$4,426,240	$4,410,801

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,725	$8,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.19	0.11
Net realized and unrealized gain (loss) on investments	(0.09)	(0.15)	(0.28)

Total from investment operations	(0.11)	0.04	(0.17)

Less distributions:
Dividends from net investment income	—	(0.30)	(0.17)
Distributions from net realized gains	—	—	(0.06)

Return of capital	—	—	(0.04)

Total dividends and distributions	—	(0.30)	(0.27)

Net asset value, end of period	$9.19	$9.30	$9.56

Total return (b)	(1.18)%	0.38%	(1.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,468	$2,432	$1,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	3.56%	5.01%	4.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%	1.88%	6.50	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.31)%	(2.56)%	2.64	%(l)
Portfolio turnover rate (z)^	5%	11%	1%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.19	0.11
Net realized and unrealized gain (loss) on investments	(0.09)	(0.13)	(0.27)

Total from investment operations	(0.10)	0.06	(0.16)

Less distributions:
Dividends from net investment income	—	(0.32)	(0.18)
Distributions from net realized gains	—	—	(0.06)

Return of capital	—	—	(0.04)

Total dividends and distributions	—	(0.32)	(0.28)

Net asset value, end of period	$9.20	$9.30	$9.56

Total return (b)	(1.08)%	0.64%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,959	$1,979	$1,967
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.31%	4.61%	3.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%	1.95%	6.73	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.06)%	(2.36)%	2.88	%(l)
Portfolio turnover rate (z)^	5%	11%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	89.9%
Equity	10.1

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Intermediate Government Bond Portfolio	88.1%
AXA 500 Managed Volatility Portfolio	6.1
AXA 2000 Managed Volatility Portfolio	2.0
JPMorgan Prime Money Market Fund, Institutional Class Shares	1.8
AXA International Managed Volatility Portfolio	1.5
AXA 400 Managed Volatility Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,005.80	$2.37
Hypothetical (5% average return before expenses)	1,000.00	1,022.43	2.39

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	9,161	$181,159
AXA 400 Managed Volatility Portfolio‡	2,125	45,798
AXA 500 Managed Volatility Portfolio‡	28,768	560,383
AXA International Managed Volatility Portfolio‡	10,571	136,634
EQ/Intermediate Government Bond Portfolio‡	777,451	8,062,607

Total Investment Companies (100.2%) (Cost $8,870,355)		8,986,581

SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	160,434	160,434

Total Short-Term Investments (1.8%) (Cost $160,434)		160,434

Total Investments (102.0%) (Cost $9,030,789)		9,147,015
Other Assets Less Liabilities (-2.0%)		(174,977)

Net Assets (100%)		$8,972,038

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$151,935	$62,095	$39,546	$181,159	$—	$531
AXA 400 Managed Volatility Portfolio	37,974	17,741	11,253	45,798	—	198
AXA 500 Managed Volatility Portfolio	506,467	221,767	170,779	560,383	—	2,355
AXA International Managed Volatility Portfolio	111,743	53,224	34,205	136,634	—	147
EQ/Intermediate Government Bond Portfolio	6,855,320	3,223,442	2,061,169	8,062,607	—	(35)

	$7,663,439	$3,578,269	$2,316,952	$8,986,581	$—	$3,196

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,986,581	$—	$8,986,581
Short-Term Investments	160,434	—	—	160,434

Total Assets	$160,434	$8,986,581	$—	$9,147,015

Total Liabilities	$—	$—	$—	$—

Total	$160,434	$8,986,581	$—	$9,147,015

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,578,269
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,320,148

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,066
Aggregate gross unrealized depreciation	(496)

Net unrealized appreciation	$114,570

Federal income tax cost of investments	$9,032,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,870,355)	$8,986,581
Unaffiliated Issuers (Cost $160,434)	160,434
Cash	2,000
Receivable from investment manager	5,799
Receivable from Separate Accounts for Trust shares sold	3,221
Dividends, interest and other receivables	4
Other assets	83

Total assets	9,158,122

LIABILITIES
Payable for securities purchased	159,118
Distribution fees payable – Class IB	1,708
Payable to Separate Accounts for Trust shares redeemed	768
Trustees’ fees payable	25
Accrued expenses	24,465

Total liabilities	186,084

NET ASSETS	$8,972,038

Net assets were comprised of:
Paid in capital	$8,858,011
Accumulated undistributed net investment income (loss)	(18,703)
Accumulated undistributed net realized gain (loss) on investments	16,504
Net unrealized appreciation (depreciation) on investments	116,226

Net assets	$8,972,038

Class IB
Net asset value, offering and redemption price per share, $8,972,038 / 865,071 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$14
Dividends	4

Total income	18

EXPENSES
Professional fees	23,120
Custodian fees	13,389
Distribution fees – Class IB	9,902
Administrative fees	5,941
Investment management fees	3,961
Printing and mailing expenses	200
Trustees’ fees	88
Miscellaneous	2,511

Gross expenses	59,112
Less: Waiver from investment manager	(9,902)
Reimbursement from investment manager	(30,357)

Net expenses	18,853

NET INVESTMENT INCOME (LOSS)	(18,835)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	3,196
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	61,825

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(18,835)	$22,139
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	3,196	33,300
Net change in unrealized appreciation (depreciation) on investments	61,825	63,873

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,186	119,312

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(34,693)
Distributions from net realized capital gains
Class IB	—	(28,260)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(62,953)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 399,296 and 369,685 shares, respectively ]	4,147,020	3,815,249
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,107 shares, respectively ]	—	62,953
Capital shares repurchased [ (276,287) and (158,202) shares, respectively ]	(2,874,594)	(1,635,491)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,272,426	2,242,711

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,318,612	2,299,070
NET ASSETS:
Beginning of period	7,653,426	5,354,356

End of period (a)	$8,972,038	$7,653,426

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(18,703)	$132

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,						September 28, 2011* to December 31, 2011
Class IB			2014		2013		2012
Net asset value, beginning of period	$10.31		$10.21		$10.14		$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.04		0.01		0.06		0.04
Net realized and unrealized gain (loss) on investments	0.08		0.16		0.12		0.19		0.04

Total from investment operations	0.06		0.20		0.13		0.25		0.08

Less distributions:
Dividends from net investment income	—		(0.05)		(0.04)		(0.04)		(0.04)
Distributions from net realized gains	—		(0.05)		(0.02)		(0.11)		—

Total dividends and distributions	—		(0.10)		(0.06)		(0.15)		(0.04)

Net asset value, end of period	$10.37		$10.31		$10.21		$10.14		$10.04

Total return (b)	0.58%		1.89%		1.29%		2.49%		0.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,972		$7,653		$5,354		$299		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.42	%(j)	0.81	%(j)
Before waivers and reimbursements (a)(f)	1.49%		2.02%		2.87%		52.57%		126.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		0.36%		0.09%		0.58%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.49)%		(1.19)%		(2.32)%		(51.57)%		(124.42	)%(l)
Portfolio turnover rate (z)^	29%		25%		21%		553%		99%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.95%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	79.7%
Equity	20.3

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Intermediate Government Bond Portfolio	35.4%
EQ/Core Bond Index Portfolio	31.7
AXA/AB Short Duration Government Bond Portfolio	12.5
AXA 500 Managed Volatility Portfolio	12.4
AXA 2000 Managed Volatility Portfolio	4.0
AXA International Managed Volatility Portfolio	3.1
AXA 400 Managed Volatility Portfolio	0.7
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,006.80	$2.23
Hypothetical (5% average return before expenses)	1,000.00	1,022.57	2.25

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.45%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,543,245	$30,516,534
AXA 400 Managed Volatility Portfolio‡	253,811	5,471,299
AXA 500 Managed Volatility Portfolio‡	4,862,050	94,711,105
AXA International Managed Volatility Portfolio‡	1,839,565	23,777,802
AXA/AB Short Duration Government Bond Portfolio*‡	9,564,054	94,875,903
EQ/Core Bond Index Portfolio‡	24,030,295	241,169,425
EQ/Intermediate Government Bond Portfolio‡	26,019,070	269,832,368

Total Investment Companies (100.0%) (Cost $721,256,859)		760,354,436

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,443,955	1,443,955

Total Short-Term Investments (0.2%) (Cost $1,443,955)		1,443,955

Total Investments (100.2%) (Cost $722,700,814)		761,798,391
Other Assets Less Liabilities (-0.2%)		(1,528,684)

Net Assets (100%)		$760,269,707

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$28,262,969	$1,940,218	$966,304	$30,516,534	$—	$679
AXA 400 Managed Volatility Portfolio	5,082,032	388,044	193,316	5,471,299	—	80
AXA 500 Managed Volatility Portfolio	94,590,484	6,467,394	7,139,430	94,711,105	—	49,345
AXA International Managed Volatility Portfolio	21,882,936	1,552,174	773,792	23,777,802	—	(205)
AXA/AB Short Duration Government Bond Portfolio (a)	91,339,242	6,984,785	3,480,775	94,875,903	—	362
EQ/Core Bond Index Portfolio	230,509,596	17,045,441	7,864,810	241,169,425	—	(18)
EQ/Intermediate Government Bond Portfolio	256,211,545	21,326,594	9,283,088	269,832,368	—	(56)

	$727,878,804	$55,704,650	$29,701,515	$760,354,436	$—	$50,187

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$760,354,436	$—	$760,354,436
Short-Term Investments	1,443,955	—	—	1,443,955

Total Assets	$1,443,955	$760,354,436	$—	$761,798,391

Total Liabilities	$—	$—	$—	$—

Total	$1,443,955	$760,354,436	$—	$761,798,391

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,704,650
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,751,702

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,401,904
Aggregate gross unrealized depreciation	(349,138)

Net unrealized appreciation	$39,052,766

Federal income tax cost of investments	$722,745,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $721,256,859)	$760,354,436
Unaffiliated Issuers (Cost $1,443,955)	1,443,955
Cash	140,000
Receivable from Separate Accounts for Trust shares sold	604,874
Dividends, interest and other receivables	43
Other assets	7,483

Total assets	762,550,791

LIABILITIES
Payable for securities purchased	1,296,256
Payable to Separate Accounts for Trust shares redeemed	659,665
Distribution fees payable – Class IB	155,778
Administrative fees payable	93,467
Investment management fees payable	16,834
Trustees’ fees payable	1,834
Accrued expenses	57,250

Total liabilities	2,281,084

NET ASSETS	$760,269,707

Net assets were comprised of:
Paid in capital	$722,376,635
Accumulated undistributed net investment income (loss)	(1,645,360)
Accumulated undistributed net realized gain (loss) on investments	440,855
Net unrealized appreciation (depreciation) on investments	39,097,577

Net assets	$760,269,707

Class IB
Net asset value, offering and redemption price per share, $760,269,707 / 63,717,569 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$829
Dividends	44

Total income	873

EXPENSES
Distribution fees – Class IB	925,711
Administrative fees	555,429
Investment management fees	370,282
Professional fees	27,909
Custodian fees	20,828
Printing and mailing expenses	19,110
Trustees’ fees	8,421
Miscellaneous	5,931

Gross expenses	1,933,621
Less: Waiver from investment manager	(273,877)

Net expenses	1,659,744

NET INVESTMENT INCOME (LOSS)	(1,658,871)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	50,187
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	6,472,497

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,522,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,863,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,658,871)	$3,407,071
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	50,187	2,590,222
Net change in unrealized appreciation (depreciation) on investments	6,472,497	11,794,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,863,813	17,791,919

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(5,523,003)
Distributions from net realized capital gains
Class IB	—	(5,302,319)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,825,322)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,168,918 and 19,537,926 shares, respectively ]	97,691,097	231,251,516
Capital shares issued in reinvestment of dividends and distributions [ 0 and 911,909 shares, respectively ]	—	10,825,322
Capital shares repurchased [ (5,981,992) and (12,926,239) shares, respectively ]	(71,541,890)	(153,242,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,149,207	88,834,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,013,020	95,800,689
NET ASSETS:
Beginning of period	729,256,687	633,455,998

End of period (a)	$760,269,707	$729,256,687

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,645,360)	$13,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.85		$11.73		$11.39		$10.99		$11.21		$10.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.06		0.05		0.09		0.18		0.19
Net realized and unrealized gain (loss) on investments	0.11		0.24		0.45		0.40		(0.10)		0.57

Total from investment operations	0.08		0.30		0.50		0.49		0.08		0.76

Less distributions:
Dividends from net investment income	—		(0.09)		(0.12)		(0.09)		(0.15)		(0.13)
Distributions from net realized gains	—		(0.09)		(0.04)		—		(0.15)		(0.04)

Total dividends and distributions	—		(0.18)		(0.16)		(0.09)		(0.30)		(0.17)

Net asset value, end of period	$11.93		$11.85		$11.73		$11.39		$10.99		$11.21

Total return (b)	0.68%		2.58%		4.42%		4.47%		0.70%		7.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$760,270		$729,257		$633,456		$513,712		$310,374		$169,488
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(j)	0.44	%(j)	0.43	%(j)	0.43	%(j)	0.41	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.52%		0.53%		0.54%		0.55%		0.56%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.45)%		0.50%		0.43%		0.84%		1.62%		1.71%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.41%		0.33%		0.72%		1.47%		1.50%
Portfolio turnover rate (z)^	4%		11%		12%		14%		21%		65%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	59.7%
Equity	40.3

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Intermediate Government Bond Portfolio	27.0%
AXA 500 Managed Volatility Portfolio	25.0
EQ/Core Bond Index Portfolio	23.9
AXA/AB Short Duration Government Bond Portfolio	8.8
AXA 2000 Managed Volatility Portfolio	8.2
AXA International Managed Volatility Portfolio	6.2
AXA 400 Managed Volatility Portfolio	0.9
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,010.40	$2.36
Hypothetical (5% average return before expenses)	1,000.00	1,022.44	2.38

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.47%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	5,633,268	$111,393,722
AXA 400 Managed Volatility Portfolio‡	556,212	11,990,051
AXA 500 Managed Volatility Portfolio‡	17,467,087	340,252,994
AXA International Managed Volatility Portfolio‡	6,542,841	84,571,262
AXA/AB Short Duration Government Bond Portfolio*‡	11,971,377	118,756,667
EQ/Core Bond Index Portfolio‡	32,352,620	324,692,761
EQ/Intermediate Government Bond Portfolio‡	35,364,550	366,750,248

Total Investment Companies (100.0%) (Cost $1,237,237,389)		1,358,407,705

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	554,557	554,557

Total Short-Term Investments (0.0%) (Cost $554,557)		554,557

Total Investments (100.0%) (Cost $1,237,791,946)		1,358,962,262
Other Assets Less Liabilities (0.0%)		(339,987)

Net Assets (100%)		$1,358,622,275

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$102,524,327	$5,039,682	$885,499	$111,393,722	$—	$(18)
AXA 400 Managed Volatility Portfolio	11,027,700	650,282	114,177	11,990,051	—	78
AXA 500 Managed Volatility Portfolio	334,110,452	16,419,608	13,187,063	340,252,994	—	(7,112)
AXA International Managed Volatility Portfolio	77,281,323	4,064,260	714,088	84,571,262	—	9
AXA/AB Short Duration Government Bond Portfolio (a)	113,222,863	6,665,386	1,171,123	118,756,667	—	(4)
EQ/Core Bond Index Portfolio	306,209,724	19,173,904	2,599,334	324,692,761	—	(22)
EQ/Intermediate Government Bond Portfolio	344,416,116	23,310,030	3,056,340	366,750,248	—	(5)

	$1,288,792,505	$75,323,152	$21,727,624	$1,358,407,705	$—	$(7,074)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,358,407,705	$—	$1,358,407,705
Short-Term Investments	554,557	—	—	554,557

Total Assets	$554,557	$1,358,407,705	$—	$1,358,962,262

Total Liabilities	$—	$—	$—	$—

Total	$554,557	$1,358,407,705	$—	$1,358,962,262

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,323,152
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,720,550

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,300,107
Aggregate gross unrealized depreciation	(225,239)

Net unrealized appreciation	$121,074,868

Federal income tax cost of investments	$1,237,887,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,237,237,389)	$1,358,407,705
Unaffiliated Issuers (Cost $554,557)	554,557
Cash	71,000
Receivable from Separate Accounts for Trust shares sold	1,241,925
Dividends, interest and other receivables	25
Other assets	13,211

Total assets	1,360,288,423

LIABILITIES
Payable for securities purchased	710,126
Payable to Separate Accounts for Trust shares redeemed	359,301
Distribution fees payable – Class IB	279,784
Administrative fees payable	167,871
Investment management fees payable	66,044
Trustees’ fees payable	3,311
Accrued expenses	79,711

Total liabilities	1,666,148

NET ASSETS	$1,358,622,275

Net assets were comprised of:
Paid in capital	$1,233,561,246
Accumulated undistributed net investment income (loss)	(3,098,997)
Accumulated undistributed net realized gain (loss) on investments	6,989,710
Net unrealized appreciation (depreciation) on investments	121,170,316

Net assets	$1,358,622,275

Class IB
Net asset value, offering and redemption price per share, $1,358,622,275 / 100,153,704 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$1,052
Dividends	31

Total income	1,083

EXPENSES
Distribution fees – Class IB	1,652,178
Administrative fees	991,312
Investment management fees	660,867
Printing and mailing expenses	34,043
Professional fees	31,336
Custodian fees	20,828
Trustees’ fees	14,977
Miscellaneous	10,308

Gross expenses	3,415,849
Less: Waiver from investment manager	(284,056)

Net expenses	3,131,793

NET INVESTMENT INCOME (LOSS)	(3,130,710)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(7,074)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	16,019,672

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,012,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,881,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,130,710)	$5,564,825
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(7,074)	14,670,464
Net change in unrealized appreciation (depreciation) on investments	16,019,672	24,365,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,881,888	44,600,693

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(12,779,036)
Distributions from net realized capital gains
Class IB	—	(16,989,755)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(29,768,791)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,227,027 and 22,361,508 shares, respectively ]	125,457,871	299,759,102
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,209,774 shares, respectively ]	—	29,768,791
Capital shares repurchased [ (4,990,293) and (10,031,690) shares, respectively ]	(67,876,211)	(134,432,349)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,581,660	195,095,544

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,463,548	209,927,446
NET ASSETS:
Beginning of period	1,288,158,727	1,078,231,281

End of period (a)	$1,358,622,275	$1,288,158,727

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,098,997)	$31,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013		2012		2011		2010
Net asset value, beginning of period	$13.43		$13.25		$12.23		$11.50		$11.99		$11.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.06		0.05		0.09		0.15		0.16
Net realized and unrealized gain (loss) on investments	0.17		0.45		1.23		0.73		(0.31)		0.85

Total from investment operations	0.14		0.51		1.28		0.82		(0.16)		1.01

Less distributions:
Dividends from net investment income	—		(0.14)		(0.21)		(0.09)		(0.14)		(0.13)
Distributions from net realized gains	—		(0.19)		(0.05)		—		(0.19)		(0.06)

Total dividends and distributions	—		(0.33)		(0.26)		(0.09)		(0.33)		(0.19)

Net asset value, end of period	$13.57		$13.43		$13.25		$12.23		$11.50		$11.99

Total return (b)	1.04%		3.81%		10.54%		7.17%		(1.32)%		9.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,358,622		$1,288,159		$1,078,231		$748,775		$466,319		$290,058
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.43	%(j)	0.43	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.54%		0.54%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.47)%		0.47%		0.38%		0.71%		1.22%		1.37%
Before waivers (a)(f)(x)	(0.52)%		0.41%		0.30%		0.62%		1.11%		1.22%
Portfolio turnover rate (z)^	2%		7%		7%		13%		19%		51%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	50.4%
Fixed Income	49.6

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA 500 Managed Volatility Portfolio	31.3%
EQ/Intermediate Government Bond Portfolio	22.5
EQ/Core Bond Index Portfolio	20.0
AXA 2000 Managed Volatility Portfolio	10.3
AXA International Managed Volatility Portfolio	7.7
AXA/AB Short Duration Government Bond Portfolio	7.0
AXA 400 Managed Volatility Portfolio	1.2
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,011.30	$2.55
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.57
Class IB
Actual	1,000.00	1,012.00	2.55
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.57

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.51% and 0.51%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	16,003,357	$316,454,611
AXA 400 Managed Volatility Portfolio‡	1,622,392	34,973,305
AXA 500 Managed Volatility Portfolio‡	49,177,551	957,962,189
AXA International Managed Volatility Portfolio‡	18,330,113	236,930,848
AXA/AB Short Duration Government Bond Portfolio*‡	21,646,638	214,735,740
EQ/Core Bond Index Portfolio‡	61,215,852	614,365,828
EQ/Intermediate Government Bond Portfolio‡	66,571,707	690,385,994

Total Investment Companies (100.0%) (Cost $2,757,753,013)		3,065,808,515

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	926,809	926,809

Total Short-Term Investments (0.0%) (Cost $926,809)		926,809

Total Investments (100.0%) (Cost $2,758,679,822)		3,066,735,324
Other Assets Less Liabilities (0.0%)		(1,470,069)

Net Assets (100%)		$3,065,265,255

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$288,540,934	$15,562,527	$978,349	$316,454,611	$—	$(58)
AXA 400 Managed Volatility Portfolio	31,871,208	1,995,196	125,422	34,973,305	—	— #
AXA 500 Managed Volatility Portfolio	927,214,758	50,278,934	27,518,916	957,962,189	—	(33,283)
AXA International Managed Volatility Portfolio	214,040,346	12,769,253	802,669	236,930,848	—	31
AXA/AB Short Duration Government Bond Portfolio (a)	201,950,978	13,567,331	852,872	214,735,740	—	(3)
EQ/Core Bond Index Portfolio	572,326,001	40,377,937	1,881,358	614,365,828	—	(29)
EQ/Intermediate Government Bond Portfolio	639,375,238	49,389,485	2,232,505	690,385,994	—	6

	$2,875,319,463	$183,940,663	$34,392,091	$3,065,808,515	$—	$(33,336)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,065,808,515	$—	$3,065,808,515
Short-Term Investments	926,809	—	—	926,809

Total Assets	$926,809	$3,065,808,515	$—	$3,066,735,324

Total Liabilities	$—	$—	$—	$—

Total	$926,809	$3,065,808,515	$—	$3,066,735,324

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$183,940,663
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$34,358,755

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,332,939
Aggregate gross unrealized depreciation	(472,895)

Net unrealized appreciation	$307,860,044

Federal income tax cost of investments	$2,758,875,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,757,753,013)	$3,065,808,515
Unaffiliated Issuers (Cost $926,809)	926,809
Cash	166,000
Receivable from Separate Accounts for Trust shares sold	1,870,516
Dividends, interest and other receivables	54
Other assets	29,613

Total assets	3,068,801,507

LIABILITIES
Payable for securities purchased	1,644,530
Distribution fees payable – Class IB	632,447
Payable to Separate Accounts for Trust shares redeemed	474,388
Administrative fees payable	379,501
Investment management fees payable	255,527
Trustees’ fees payable	7,541
Distribution fees payable – Class IA	51
Accrued expenses	142,267

Total liabilities	3,536,252

NET ASSETS	$3,065,265,255

Net assets were comprised of:
Paid in capital	$2,745,403,174
Accumulated undistributed net investment income (loss)	(7,525,925)
Accumulated undistributed net realized gain (loss) on investments	19,332,504
Net unrealized appreciation (depreciation) on investments	308,055,502

Net assets	$3,065,265,255

Class IA
Net asset value, offering and redemption price per share, $199,310 / 13,935 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.30

Class IB
Net asset value, offering and redemption price per share, $3,065,065,945 / 214,048,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$2,297
Dividends	64

Total income	2,361

EXPENSES
Distribution fees – Class IB	3,714,094
Administrative fees	2,228,655
Investment management fees	1,485,752
Printing and mailing expenses	76,424
Professional fees	40,476
Trustees’ fees	33,572
Custodian fees	20,332
Distribution fees – Class IA	313
Miscellaneous	23,158

Gross expenses	7,622,776
Less: Waiver from investment manager	(19,191)

Net expenses	7,603,585

NET INVESTMENT INCOME (LOSS)	(7,601,224)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(33,336)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	40,940,480

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,907,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,305,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,601,224)	$11,414,845
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(33,336)	43,914,894
Net change in unrealized appreciation (depreciation) on investments	40,940,480	57,207,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,305,920	112,537,193

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,779)
Class IB	—	(31,322,327)

	—	(31,325,106)

Distributions from net realized capital gains
Class IA	—	(4,435)
Class IB	—	(47,145,251)

	—	(47,149,686)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(78,474,792)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 508 shares, respectively ]	—	7,214
Capital shares repurchased [ (3,969) and (1,356) shares, respectively ]	(56,801)	(19,197)

Total Class IA transactions	(56,801)	(11,983)

Class IB
Capital shares sold [ 18,345,284 and 45,639,913 shares, respectively ]	263,309,906	644,932,207
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,519,933 shares, respectively ]	—	78,467,578
Capital shares repurchased [ (7,454,642) and (12,817,510) shares, respectively ]	(107,041,394)	(180,956,994)

Total Class IB transactions	156,268,512	542,442,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	156,211,711	542,430,808

TOTAL INCREASE (DECREASE) IN NET ASSETS	189,517,631	576,493,209
NET ASSETS:
Beginning of period	2,875,747,624	2,299,254,415

End of period (a)	$3,065,265,255	$2,875,747,624

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,525,925)	$75,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IA			2014		2013		2012		2011		2010
Net asset value, beginning of period	$14.14		$13.93		$12.55		$11.65		$12.25		$11.31

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.05		0.03		0.05		0.18		0.05
Net realized and unrealized gain (loss) on investments	0.20		0.57		1.67		0.94		(0.44)		1.12

Total from investment operations	0.16		0.62		1.70		0.99		(0.26)		1.17

Less distributions:
Dividends from net investment income	—		(0.16)		(0.26)		(0.09)		(0.16)		(0.17)
Distributions from net realized gains	—		(0.25)		(0.06)		—		(0.18)		(0.06)

Total dividends and distributions	—		(0.41)		(0.32)		(0.09)		(0.34)		(0.23)

Net asset value, end of period	$14.30		$14.14		$13.93		$12.55		$11.65		$12.25

Total return (b)	1.13%		4.44%		13.60%		8.53%		(2.08)%		10.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$199		$253		$261		$257		$555		$362
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.21	%(k)	0.22	%(k)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.53%		0.28%		0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.34%		0.20%		0.42%		1.47%		0.46%
Before waivers (a)(f)(x)	(0.51)%		0.32%		0.17%		0.38%		1.40%		0.36%
Portfolio turnover rate (z)^	1%		7%		6%		12%		15%		45%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013		2012		2011		2010
Net asset value, beginning of period	$14.15		$13.95		$12.56		$11.66		$12.27		$11.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.06		0.04		0.08		0.13		0.15
Net realized and unrealized gain (loss) on investments	0.21		0.55		1.67		0.91		(0.42)		1.00

Total from investment operations	0.17		0.61		1.71		0.99		(0.29)		1.15

Less distributions:
Dividends from net investment income	—		(0.16)		(0.26)		(0.09)		(0.14)		(0.14)
Distributions from net realized gains	—		(0.25)		(0.06)		—		(0.18)		(0.06)

Total dividends and distributions	—		(0.41)		(0.32)		(0.09)		(0.32)		(0.20)

Net asset value, end of period	$14.32		$14.15		$13.95		$12.56		$11.66		$12.27

Total return (b)	1.20%		4.36%		13.67%		8.52%		(2.40)%		10.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,065,066		$2,875,494		$2,298,993		$1,475,415		$912,114		$536,319
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.46	%(k)	0.47	%(c)(k)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.53%		0.53%		0.56	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.44%		0.32%		0.64%		1.08%		1.23%
Before waivers (a)(f)(x)	(0.51)%		0.42%		0.29%		0.59%		1.01%		1.14%
Portfolio turnover rate (z)^	1%		7%		6%		12%		15%		45%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.05% for Class IA and 1.05% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.80% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	60.6%
Fixed Income	39.4

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA 500 Managed Volatility Portfolio	37.8%
EQ/Intermediate Government Bond Portfolio	17.9
EQ/Core Bond Index Portfolio	16.1
AXA 2000 Managed Volatility Portfolio	12.2
AXA International Managed Volatility Portfolio	9.2
AXA/AB Short Duration Government Bond Portfolio	5.4
AXA 400 Managed Volatility Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,013.10	$2.55
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.57

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	39,704,558	$785,128,440
AXA 400 Managed Volatility Portfolio‡	4,067,351	87,678,372
AXA 500 Managed Volatility Portfolio‡	124,351,823	2,422,331,774
AXA International Managed Volatility Portfolio‡	45,675,115	590,386,083
AXA/AB Short Duration Government Bond Portfolio*‡	35,177,965	348,967,196
EQ/Core Bond Index Portfolio‡	103,112,981	1,034,847,826

EQ/Intermediate Government Bond Portfolio‡	110,661,346	1,147,620,312

Total Investments (100.1%) (Cost $5,604,478,386)		6,416,960,003
Other Assets Less Liabilities (-0.1%)		(4,970,816)

Net Assets (100%)		$6,411,989,187

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$719,931,085	$33,107,215	$1,011,304	$785,128,440	$—	$(65)
AXA 400 Managed Volatility Portfolio	80,475,504	4,226,453	129,093	87,678,372	—	1
AXA 500 Managed Volatility Portfolio	2,347,513,878	106,365,735	51,662,112	2,422,331,774	—	(43,239)
AXA International Managed Volatility Portfolio	537,032,501	26,767,536	817,555	590,386,083	—	42
AXA/AB Short Duration Government Bond Portfolio (a)	330,413,567	19,019,039	580,918	348,967,196	—	6
EQ/Core Bond Index Portfolio	969,855,372	60,224,531	1,290,950	1,034,847,826	—	(8)
EQ/Intermediate Government Bond Portfolio	1,062,326,520	80,423,028	1,527,627	1,147,620,312	—	(11)

	$6,047,548,427	$330,133,537	$57,019,559	$6,416,960,003	$—	$(43,274)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,416,960,003	$—	$6,416,960,003

Total Assets	$—	$6,416,960,003	$—	$6,416,960,003

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,416,960,003	$—	$6,416,960,003

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$330,133,537
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,976,285

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$812,757,416
Aggregate gross unrealized depreciation	(672,409)

Net unrealized appreciation	$812,085,007

Federal income tax cost of investments	$5,604,874,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,604,478,386)	$6,416,960,003
Receivable from Separate Accounts for Trust shares sold	2,841,771
Dividends, interest and other receivables	13
Other assets	62,179

Total assets	6,419,863,966

LIABILITIES
Overdraft payable	537,084
Payable for securities purchased	2,666,047
Payable to Separate Accounts for Trust shares redeemed	1,723,923
Distribution fees payable – Class IB	1,326,559
Administrative fees payable	795,939
Investment management fees payable	530,620
Trustees’ fees payable	15,523
Accrued expenses	279,084

Total liabilities	7,874,779

NET ASSETS	$6,411,989,187

Net assets were comprised of:
Paid in capital	$5,566,644,640
Accumulated undistributed net investment income (loss)	(15,735,499)
Accumulated undistributed net realized gain (loss) on investments	48,598,429
Net unrealized appreciation (depreciation) on investments	812,481,617

Net assets	$6,411,989,187

Class IB
Net asset value, offering and redemption price per share, $6,411,989,187 / 413,035,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$4,231
Dividends	15

Total income	4,246

EXPENSES
Distribution fees – Class IB	7,793,658
Administrative fees	4,676,218
Investment management fees	3,117,440
Printing and mailing expenses	160,438
Trustees’ fees	70,533
Professional fees	60,526
Custodian fees	26,617
Miscellaneous	48,528

Total expenses	15,953,958

NET INVESTMENT INCOME (LOSS)	(15,949,712)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(43,274)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	96,297,598

NET REALIZED AND UNREALIZED GAIN (LOSS)	96,254,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,304,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,949,712)	$21,499,139
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(43,274)	113,606,355
Net change in unrealized appreciation (depreciation) on investments	96,297,598	136,933,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,304,612	272,039,003

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(71,534,747)
Distributions from net realized capital gains
Class IB	—	(125,492,123)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(197,026,870)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 30,708,285 and 74,977,975 shares, respectively ]	477,955,071	1,146,950,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,793,605 shares, respectively ]	—	197,026,870
Capital shares repurchased [ (12,193,382) and (23,042,227) shares, respectively ]	(189,865,798)	(351,953,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	288,089,273	992,024,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	368,393,885	1,067,036,392
NET ASSETS:
Beginning of period	6,043,595,302	4,976,558,910

End of period (a)	$6,411,989,187	$6,043,595,302

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(15,735,499)	$214,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013		2012		2011		2010
Net asset value, beginning of period	$15.32		$15.09		$13.26		$12.15		$12.90		$11.82

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.06		0.03		0.07		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.24		0.69		2.20		1.13		(0.56)		1.15

Total from investment operations	0.20		0.75		2.23		1.20		(0.44)		1.28

Less distributions:
Dividends from net investment income	—		(0.18)		(0.32)		(0.09)		(0.13)		(0.14)
Distributions from net realized gains	—		(0.34)		(0.08)		—		(0.18)		(0.06)

Total dividends and distributions	—		(0.52)		(0.40)		(0.09)		(0.31)		(0.20)

Net asset value, end of period	$15.52		$15.32		$15.09		$13.26		$12.15		$12.90

Total return (b)	1.31%		5.02%		16.86%		9.89%		(3.36)%		10.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,411,989		$6,043,595		$4,976,559		$3,350,669		$2,286,176		$1,289,725
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(i)	0.52	%(j)	0.53	%(j)	0.52	%(j)	0.50	%(j)	0.49	%(j)
Before waivers (a)(f)	0.51%		0.52%		0.53%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.39%		0.23%		0.51%		0.93%		1.06%
Before waivers (a)(f)(x)	(0.51)%		0.39%		0.23%		0.51%		0.91%		1.02%
Portfolio turnover rate (z)^	1%		6%		6%		11%		13%		38%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”) if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.06%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.10%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	70.6%
Fixed Income	29.4

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA 500 Managed Volatility Portfolio	44.0%
AXA 2000 Managed Volatility Portfolio	14.3
EQ/Intermediate Government Bond Portfolio	13.3
EQ/Core Bond Index Portfolio	11.9
AXA International Managed Volatility Portfolio	10.6
AXA/AB Short Duration Government Bond Portfolio	4.1
AXA 400 Managed Volatility Portfolio	1.7
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,015.10	$2.67
Hypothetical (5% average return before expenses)	1,000.00	1,022.14	2.68
Class IB
Actual	1,000.00	1,015.00	2.67
Hypothetical (5% average return before expenses)	1,000.00	1,022.14	2.68

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.53% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	27,034,412	$534,585,620
AXA 400 Managed Volatility Portfolio‡	2,966,150	63,940,187
AXA 500 Managed Volatility Portfolio‡	84,608,916	1,648,153,272
AXA International Managed Volatility Portfolio‡	30,873,468	399,063,383
AXA/AB Short Duration Government Bond Portfolio*‡	15,360,231	152,374,265
EQ/Core Bond Index Portfolio‡	44,605,394	447,662,310
EQ/Intermediate Government Bond Portfolio‡	47,928,947	497,050,100

Total Investment Companies (100.0%) (Cost $3,345,791,090)		3,742,829,137

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,792,918	3,792,918

Total Short-Term Investments (0.1%) (Cost $3,792,918)		3,792,918

Total Investments (100.1%) (Cost $3,349,584,008)		3,746,622,055
Other Assets Less Liabilities (-0.1%)		(3,792,157)

Net Assets (100%)		$3,742,829,898

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$458,278,998	$54,678,924	$51,675	$534,585,620	$—	$4
AXA 400 Managed Volatility Portfolio	54,871,262	6,959,136	6,579	63,940,187	—	(1)
AXA 500 Managed Volatility Portfolio	1,482,964,621	174,972,557	21,540,755	1,648,153,272	—	(5,384)
AXA International Managed Volatility Portfolio	338,262,952	43,743,139	41,326	399,063,383	—	17
AXA/AB Short Duration Government Bond Portfolio (a)	132,464,643	19,883,245	18,790	152,374,265	—	2
EQ/Core Bond Index Portfolio	390,117,855	55,242,301	42,283	447,662,310	—	— #
EQ/Intermediate Government Bond Portfolio	430,963,729	63,555,600	49,800	497,050,100	—	(1)

	$3,287,924,060	$419,034,902	$21,751,208	$3,742,829,137	$—	$(5,363)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,742,829,137	$—	$3,742,829,137
Short-Term Investments	3,792,918	—	—	3,792,918

Total Assets	$3,792,918	$3,742,829,137	$—	$3,746,622,055

Total Liabilities	$—	$—	$—	$—

Total	$3,792,918	$3,742,829,137	$—	$3,746,622,055

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$419,034,902
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,745,845

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,149,174
Aggregate gross unrealized depreciation	(264,410)

Net unrealized appreciation	$396,884,764

Federal income tax cost of investments	$3,349,737,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,345,791,090)	$3,742,829,137
Unaffiliated Issuers (Cost $3,792,918)	3,792,918
Cash	616,000
Receivable from Separate Accounts for Trust shares sold	3,154,754
Dividends, interest and other receivables	179
Other assets	34,958

Total assets	3,750,427,946

LIABILITIES
Payable for securities purchased	4,720,380
Payable to Separate Accounts for Trust shares redeemed	975,487
Distribution fees payable – Class IB	771,255
Investment management fees payable	506,339
Administrative fees payable	462,921
Trustees’ fees payable	9,208
Distribution fees payable – Class IA	276
Accrued expenses	152,182

Total liabilities	7,598,048

NET ASSETS	$3,742,829,898

Net assets were comprised of:
Paid in capital	$3,324,533,262
Accumulated undistributed net investment income (loss)	(9,319,588)
Accumulated undistributed net realized gain (loss) on investments	30,578,177
Net unrealized appreciation (depreciation) on investments	397,038,047

Net assets	$3,742,829,898

Class IA
Net asset value, offering and redemption price per share, $1,312,149 / 81,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.17

Class IB
Net asset value, offering and redemption price per share, $3,741,517,749 / 231,130,860 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$3,345
Dividends	229

Total income	3,574

EXPENSES
Distribution fees – Class IB	4,396,422
Administrative fees	2,638,861
Investment management fees	1,759,218
Recoupment fees	393,631
Printing and mailing expenses	89,817
Professional fees	43,634
Trustees’ fees	39,161
Custodian fees	19,340
Distribution fees – Class IA	1,657
Miscellaneous	26,356

Total expenses	9,408,097

NET INVESTMENT INCOME (LOSS)	(9,404,523)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(5,363)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	57,621,383

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,616,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,211,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,404,523)	$12,115,960
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(5,363)	73,674,302
Net change in unrealized appreciation (depreciation) on investments	57,621,383	70,281,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,211,497	156,071,639

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(17,494)
Class IB	—	(43,144,531)

	—	(43,162,025)

Distributions from net realized capital gains
Class IA	—	(30,359)
Class IB	—	(69,326,416)

	—	(69,356,775)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(112,518,800)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,983 shares, respectively ]	—	47,853
Capital shares repurchased [ (1,875) and (2,295) shares, respectively ]	(30,371)	(36,601)

Total Class IA transactions	(30,371)	11,252

Class IB
Capital shares sold [ 29,639,208 and 62,337,657 shares, respectively ]	481,020,553	991,437,541
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,005,144 shares, respectively ]	—	112,470,947
Capital shares repurchased [ (4,495,621) and (9,499,456) shares, respectively ]	(72,925,497)	(150,924,093)

Total Class IB transactions	408,095,056	952,984,395

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	408,064,685	952,995,647

TOTAL INCREASE (DECREASE) IN NET ASSETS	456,276,182	996,548,486
NET ASSETS:
Beginning of period	3,286,553,716	2,290,005,230

End of period (a)	$3,742,829,898	$3,286,553,716

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,319,588)	$84,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IA			2014		2013		2012		2011		2010
Net asset value, beginning of period	$15.93		$15.65		$13.40		$12.14		$13.06		$11.89

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.05		0.01		0.05		0.09		0.08
Net realized and unrealized gain (loss) on investments	0.28		0.82		2.70		1.31		(0.63)		1.34

Total from investment operations	0.24		0.87		2.71		1.36		(0.54)		1.42

Less distributions:
Dividends from net investment income	—		(0.21)		(0.38)		(0.10)		(0.18)		(0.17)
Distributions from net realized gains	—		(0.38)		(0.08)		—		(0.20)		(0.08)

Total dividends and distributions	—		(0.59)		(0.46)		(0.10)		(0.38)		(0.25)

Net asset value, end of period	$16.17		$15.93		$15.65		$13.40		$12.14		$13.06

Total return (b)	1.51%		5.57%		20.25%		11.18%		(4.14)%		11.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,312		$1,323		$1,288		$1,279		$1,188		$1,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.23	%(k)	0.22	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.52%		0.52%		0.53%		0.28%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.53)%		0.31%		0.06%		0.36%		0.66%		0.68%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.31%		0.05%		0.33%		0.62%		0.60%
Portfolio turnover rate (z)^	1%		5%		5%		9%		13%		27%

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013		2012		2011		2010
Net asset value, beginning of period	$15.95		$15.66		$13.41		$12.15		$13.07		$11.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.07		0.04		0.07		0.09		0.07
Net realized and unrealized gain (loss) on investments	0.28		0.81		2.67		1.29		(0.66)		1.32

Total from investment operations	0.24		0.88		2.71		1.36		(0.57)		1.39

Less distributions:
Dividends from net investment income	—		(0.21)		(0.38)		(0.10)		(0.15)		(0.14)
Distributions from net realized gains	—		(0.38)		(0.08)		—		(0.20)		(0.08)

Total dividends and distributions	—		(0.59)		(0.46)		(0.10)		(0.35)		(0.22)

Net asset value, end of period	$16.19		$15.95		$15.66		$13.41		$12.15		$13.07

Total return (b)	1.50%		5.63%		20.24%		11.17%		(4.38)%		11.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,741,518		$3,285,231		$2,288,717		$1,211,933		$740,513		$577,351
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.48	%(k)	0.47	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.52%		0.52%		0.53%		0.53%		0.55	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.53)%		0.44%		0.27%		0.55%		0.67%		0.61%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.44%		0.26%		0.53%		0.62%		0.54%
Portfolio turnover rate (z)^	1%		5%		5%		9%		13%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.10% for Class IA and 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.85% for Class IA and 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	80.7%
Fixed Income	19.3

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA 500 Managed Volatility Portfolio	50.1%
AXA 2000 Managed Volatility Portfolio	16.5
AXA International Managed Volatility Portfolio	12.3
EQ/Intermediate Government Bond Portfolio	8.5
EQ/Core Bond Index Portfolio	7.7
AXA/AB Short Duration Government Bond Portfolio	2.9
AXA 400 Managed Volatility Portfolio	1.8
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,017.20	$2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.24	2.58

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	16,696,141	$330,153,900
AXA 400 Managed Volatility Portfolio‡	1,654,510	35,665,649
AXA 500 Managed Volatility Portfolio‡	51,570,805	1,004,581,967
AXA International Managed Volatility Portfolio‡	18,981,876	245,355,383
AXA/AB Short Duration Government Bond Portfolio*‡	5,851,730	58,049,462
EQ/Core Bond Index Portfolio‡	15,264,653	153,196,940
EQ/Intermediate Government Bond Portfolio‡	16,505,025	171,166,384

Total Investment Companies (99.9%) (Cost $1,902,302,243)		1,998,169,685

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,991,968	3,991,968

Total Short-Term Investments (0.2%) (Cost $3,991,968)		3,991,968

Total Investments (100.1%) (Cost $1,906,294,211)		2,002,161,653
Other Assets Less Liabilities (-0.1%)		(2,145,681)

Net Assets (100%)		$2,000,015,972

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$256,910,115	$60,641,230	$53,823	$330,153,900	$—	$(1)
AXA 400 Managed Volatility Portfolio	26,934,152	7,700,474	6,835	35,665,649	—	—	#
AXA 500 Managed Volatility Portfolio	813,020,498	194,436,959	8,622,957	1,004,581,967	—	(383)
AXA International Managed Volatility Portfolio	187,898,956	48,127,960	42,716	245,355,383	—	—	#
AXA/AB Short Duration Government Bond Portfolio (a)	45,532,143	12,513,270	11,106	58,049,462	—	1
EQ/Core Bond Index Portfolio	119,548,707	33,001,776	25,630	153,196,940	—	—	#
EQ/Intermediate Government Bond Portfolio	133,360,091	37,052,013	29,047	171,166,384	—	—	#

	$1,583,204,662	$393,473,682	$8,792,114	$1,998,169,685	$—	$(383)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/AllianceBernstein Short Duration Government Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,998,169,685	$—	$1,998,169,685
Short-Term Investments	3,991,968	—	—	3,991,968

Total Assets	$3,991,968	$1,998,169,685	$—	$2,002,161,653

Total Liabilities	$—	$—	$—	$—

Total	$3,991,968	$1,998,169,685	$—	$2,002,161,653

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Investment Companies	$393,473,682
Net Proceeds of Sales and Redemptions:
Investment Companies	$8,791,731

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,225,515
Aggregate gross unrealized depreciation	(3,368,704)

Net unrealized appreciation	$95,856,811

Federal income tax cost of investments	$1,906,304,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,902,302,243)	$1,998,169,685
Unaffiliated Issuers (Cost $3,991,968)	3,991,968
Cash	640,000
Receivable from Separate Accounts for Trust shares sold	2,797,841
Dividends, interest and other receivables	231
Other assets	17,752

Total assets	2,005,617,477

LIABILITIES
Payable for securities purchased	4,621,552
Distribution fees payable – Class IB	409,298
Administrative fees payable	245,580
Investment management fees payable	163,718
Payable to Separate Accounts for Trust shares redeemed	94,972
Trustees’ fees payable	4,992
Accrued expenses	61,393

Total liabilities	5,601,505

NET ASSETS	$2,000,015,972

Net assets were comprised of:
Paid in capital	$1,891,899,526
Accumulated undistributed net investment income (loss)	(4,601,972)
Accumulated undistributed net realized gain (loss) on investments	16,850,976
Net unrealized appreciation (depreciation) on investments	95,867,442

Net assets	$2,000,015,972

Class IB
Net asset value, offering and redemption price per share, $2,000,015,972 / 153,995,357 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$2,291
Dividends	277

Total income	2,568

EXPENSES
Distribution fees – Class IB	2,239,343
Administrative fees	1,343,612
Investment management fees	895,731
Printing and mailing expenses	45,180
Professional fees	32,150
Trustees’ fees	19,488
Custodian fees	17,356
Miscellaneous	13,315

Total expenses	4,606,175

NET INVESTMENT INCOME (LOSS)	(4,603,607)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(383)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	30,283,455

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,283,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,679,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,603,607)	$6,348,612
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(383)	40,717,320
Net change in unrealized appreciation (depreciation) on investments	30,283,455	27,702,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,679,465	74,767,978

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(22,878,087)
Distributions from net realized capital gains
Class IB	—	(28,003,509)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(50,881,596)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 31,179,427 and 62,866,786 shares, respectively ]	406,216,243	797,426,797
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,953,855 shares, respectively ]	—	50,881,596
Capital shares repurchased [ (1,316,908) and (2,237,123) shares, respectively ]	(17,193,721)	(28,391,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	389,022,522	819,917,386

TOTAL INCREASE (DECREASE) IN NET ASSETS	414,701,987	843,803,768
NET ASSETS:
Beginning of period	1,585,313,985	741,510,217

End of period (a)	$2,000,015,972	$1,585,313,985

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,601,972)	$1,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				April 12, 2012* to December 31, 2012
Class IB			2014		2013
Net asset value, beginning of period	$12.77		$12.45		$10.40		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.06		0.17
Net realized and unrealized gain (loss) on investments	0.25		0.71		2.37		0.33

Total from investment operations	0.22		0.78		2.43		0.50

Less distributions:
Dividends from net investment income	—		(0.19)		(0.34)		(0.10)
Distributions from net realized gains	—		(0.27)		(0.04)		—	#

Total dividends and distributions	—		(0.46)		(0.38)		(0.10)

Net asset value, end of period	$12.99		$12.77		$12.45		$10.40

Total return (b)	1.72%		6.24%		23.38%		5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,000,016		$1,585,314		$741,510		$124,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(i)	0.53	%(j)	0.55	%(k)	0.55	%(k)
Before waivers (a)(f)	0.51%		0.53%		0.55%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.55%		0.50%		2.31	%(l)
Before waivers (a)(f)(x)	(0.51)%		0.55%		0.50%		2.10	%(l)
Portfolio turnover rate (z)^	0	%##	4%		5%		2%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Amount is less than 0.50%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.08%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.12%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.15%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	66.7%
Equity	33.3

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	33.3%
AXA/Franklin Balanced Managed Volatility Portfolio	33.3
AXA/Templeton Global Equity Managed Volatility Portfolio	33.3
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,014.50	$2.00
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01
Class IB
Actual	1,000.00	1,014.50	2.00
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.40% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	45,557,589	$470,794,525
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	35,688,131	471,079,662
AXA/Templeton Global Equity Managed Volatility Portfolio‡	39,525,657	470,362,058

Total Investment Companies (99.9%) (Cost $1,054,293,791)		1,412,236,245

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	889,003	889,003

Total Short-Term Investments (0.1%) (Cost $889,003)		889,003

Total Investments (100.0%) (Cost $1,055,182,794)		1,413,125,248
Other Assets Less Liabilities (0.0%)		34,532

Net Assets (100%)		$1,413,159,780

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$481,051,518	$13,587,409	$22,728,531	$470,794,525	$—	$(1,717)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	480,586,429	6,087,408	21,488,958	471,079,662	—	1,537,856
AXA/Templeton Global Equity Managed Volatility Portfolio	476,785,239	6,087,591	29,284,201	470,362,058	—	643,294

	$1,438,423,186	$25,762,408	$73,501,690	$1,412,236,245	$—	$2,179,433

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,412,236,245	$—	$1,412,236,245
Short-Term Investments	889,003	—		889,003

Total Assets	$889,003	$1,412,236,245	$—	$1,413,125,248

Total Liabilities	$—	$—	$—	$—

Total	$889,003	$1,412,236,245	$—	$1,413,125,248

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,762,408
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,681,123

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,438,093
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$358,438,093

Federal income tax cost of investments	$1,054,687,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,054,293,791)	$1,412,236,245
Unaffiliated Issuers (Cost $889,003)	889,003
Cash	327,000
Receivable for securities sold	543,645
Receivable from Separate Accounts for Trust shares sold	67,689
Dividends, interest and other receivables	86
Other assets	14,423

Total assets	1,414,078,091

LIABILITIES
Distribution fees payable – Class IB	294,723
Payable to Separate Accounts for Trust shares redeemed	291,323
Administrative fees payable	160,226
Trustees’ fees payable	3,380
Distribution fees payable – Class IA	1,842
Accrued expenses	166,817

Total liabilities	918,311

NET ASSETS	$1,413,159,780

Net assets were comprised of:
Paid in capital	$1,170,236,687
Accumulated undistributed net investment income (loss)	(1,898,858)
Accumulated undistributed net realized gain (loss) on investments	(113,120,503)
Net unrealized appreciation (depreciation) on investments	357,942,454

Net assets	$1,413,159,780

Class IA
Net asset value, offering and redemption price per share, $8,809,004 / 837,234 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

Class IB
Net asset value, offering and redemption price per share, $1,404,350,776 / 133,487,064 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$1,587
Dividends	97

Total income	1,684

EXPENSES
Distribution fees – Class IB	1,786,222
Administrative fees	1,078,011
Investment management fees	359,346
Printing and mailing expenses	37,301
Professional fees	32,616
Trustees’ fees	16,575
Custodian fees	11,901
Distribution fees – Class IA	10,454
Miscellaneous	10,897

Gross expenses	3,343,323
Less: Waiver from investment manager	(468,399)

Net expenses	2,874,924

NET INVESTMENT INCOME (LOSS)	(2,873,240)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	2,179,433
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	21,552,341

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,731,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,858,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,873,240)	$23,963,594
Net realized gain (loss) on investments	2,179,433	7,875,623
Net change in unrealized appreciation (depreciation) on investments	21,552,341	45,232,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,858,534	77,071,271

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(106,631)
Class IB	—	(23,856,982)

	—	(23,963,613)

Distributions from net realized capital gains
Class IA	—	(22,321)
Class IB	—	(4,993,953)

	—	(5,016,274)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(28,979,887)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 267,979 and 323,846 shares, respectively ]	2,810,558	3,385,476
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,337 shares, respectively ]	—	128,952
Capital shares repurchased [ (54,902) and (61,231) shares, respectively ]	(581,319)	(636,696)

Total Class IA transactions	2,229,239	2,877,732

Class IB
Capital shares sold [ 3,748,269 and 6,965,883 shares, respectively ]	39,768,259	72,604,908
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,760,342 shares, respectively ]	—	28,850,935
Capital shares repurchased [ (8,517,431) and (20,337,294) shares, respectively ]	(90,192,406)	(209,151,154)

Total Class IB transactions	(50,424,147)	(107,695,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,194,908)	(104,817,579)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,336,374)	(56,726,195)
NET ASSETS:
Beginning of period	1,440,496,154	1,497,222,349

End of period (a)	$1,413,159,780	$1,440,496,154

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,898,858)	$974,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.37	$10.03	$8.23	$7.30	$7.79	$7.20

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.24	0.14	0.19	0.19	0.27
Net realized and unrealized gain (loss) on investments	0.17	0.32	1.77	0.89	(0.52)	0.49

Total from investment operations	0.15	0.56	1.91	1.08	(0.33)	0.76

Less distributions:
Dividends from net investment income	—	(0.18)	(0.11)	(0.15)	(0.16)	(0.17)
Distributions from net realized gains	—	(0.04)	—	—	—	—

Total dividends and distributions	—	(0.22)	(0.11)	(0.15)	(0.16)	(0.17)

Net asset value, end of period	$10.52	$10.37	$10.03	$8.23	$7.30	$7.79

Total return (b)	1.45%	5.49%	23.20%	14.74%	(4.17)%	10.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,809	$6,475	$3,504	$1,638	$1,024	$543
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.40%	0.40%	0.15%	0.15%
Before waivers and reimbursements (a)(f)	0.47%	0.47%	0.47%	0.48%	0.22%	0.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%	2.33%	1.55%	2.41%	2.50%	3.69%
Before waivers and reimbursements (a)(f)(x)	(0.46)%	2.26%	1.48%	2.33%	2.43%	3.62%
Portfolio turnover rate (z)^	2%	5%	8%	4%	5%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.37	$10.03	$8.23	$7.30	$7.79	$7.20

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.17	0.10	0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	0.17	0.39	1.81	0.94	(0.49)	0.59

Total from investment operations	0.15	0.56	1.91	1.08	(0.35)	0.74

Less distributions:
Dividends from net investment income	—	(0.18)	(0.11)	(0.15)	(0.14)	(0.15)
Distributions from net realized gains	—	(0.04)	—	—	—	—

Total dividends and distributions	—	(0.22)	(0.11)	(0.15)	(0.14)	(0.15)

Net asset value, end of period	$10.52	$10.37	$10.03	$8.23	$7.30	$7.79

Total return (b)	1.45%	5.49%	23.20%	14.74%	(4.41)%	10.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,404,351	$1,434,022	$1,493,718	$1,322,931	$1,266,765	$1,431,664
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.47%	0.47%	0.47%	0.48%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%	1.65%	1.11%	1.75%	1.78%	1.99%
Before waivers and reimbursements (a)(f)(x)	(0.46)%	1.57%	1.04%	1.67%	1.71%	1.92%
Portfolio turnover rate (z)^	2%	5%	8%	4%	5%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ENERGY ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Alternatives	98.9%
Fixed Income	1.1

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
Energy Select Sector SPDR® Fund	24.9%
Vanguard Energy ETF	17.4
iShares® U.S. Energy ETF	15.3
iShares® Global Energy ETF	7.2
PowerShares S&P Smallcap Energy Portfolio	5.0
iShares® North American Natural Resources ETF	4.8
PowerShares Dynamic Energy Exploration & Production Portfolio	3.3
SPDR® S&P Oil & Gas Exploration & Production ETF	3.2
iShares® U.S. Oil & Gas Exploration & Production ETF	3.0
PowerShares DWA Energy Momentum Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$959.00	$4.61
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	960.20	3.40
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	19,320	$1,452,091
iShares® Global Clean Energy ETF	6,880	76,506
iShares® Global Energy ETF	12,000	419,760
iShares® North American Natural Resources ETF	7,640	277,179
iShares® U.S. Energy ETF	21,070	892,947
iShares® U.S. Oil & Gas Exploration & Production ETF	2,450	173,068
iShares® U.S. Oil Equipment & Services ETF	2,250	107,955
PowerShares Cleantech Portfolio	2,210	67,339
PowerShares DWA Energy Momentum Portfolio	3,350	152,291
PowerShares Dynamic Energy Exploration & Production Portfolio	6,640	192,560
PowerShares Dynamic Oil & Gas Services Portfolio	5,210	84,871
PowerShares Global Clean Energy Portfolio	4,750	60,421
PowerShares S&P Smallcap Energy Portfolio	11,180	293,810
PowerShares WilderHill Clean Energy Portfolio	13,640	73,929

PowerShares WilderHill Progressive Energy Portfolio	2,880	76,810
SPDR® S&P International Energy Sector ETF	1,100	21,285
SPDR® S&P Oil & Gas Equipment & Services ETF	5,200	135,512
SPDR® S&P Oil & Gas Exploration & Production ETF	4,030	188,040
Vanguard Energy ETF	9,490	1,014,955

Total Investment Companies (99.1%) (Cost $6,982,141)		5,761,329

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	63,166	63,166

Total Short-Term Investments (1.1%) (Cost $63,166)		63,166

Total Investments (100.2%) (Cost $7,045,307)		5,824,495
Other Assets Less Liabilities (-0.2%)		(9,922)

Net Assets (100%)		$5,814,573

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,761,329	$—	$—	$5,761,329
Short-Term Investments	63,166	—	—	63,166

Total Assets	$5,824,495	$—	$—	$5,824,495

Total Liabilities	$—	$—	$—	$—

Total	$5,824,495	$—	$—	$5,824,495

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,047,931
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,191,058

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,280
Aggregate gross unrealized depreciation	(1,224,538)

Net unrealized depreciation	$(1,221,258)

Federal income tax cost of investments	$7,045,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $7,045,307)	$5,824,495
Cash	13,000
Receivable from Separate Accounts for Trust shares sold	14,612
Receivable from investment manager	2,534
Dividends, interest and other receivables	270
Other assets	62

Total assets	5,854,973

LIABILITIES
Payable for securities purchased	17,104
Distribution fees payable – Class IB	521
Payable to Separate Accounts for Trust shares redeemed	171
Trustees’ fees payable	21
Accrued expenses	22,583

Total liabilities	40,400

NET ASSETS	$5,814,573

Net assets were comprised of:
Paid in capital	$7,040,585
Accumulated undistributed net investment income (loss)	30,755
Accumulated undistributed net realized gain (loss) on investments	(35,955)
Net unrealized appreciation (depreciation) on investments	(1,220,812)

Net assets	$5,814,573

Class IB
Net asset value, offering and redemption price per share, $2,488,707 / 312,518 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.96

Class K
Net asset value, offering and redemption price per share, $3,325,866 / 417,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$55,686
Interest	27

Total income	55,713

EXPENSES
Professional fees	22,121
Investment management fees	15,563
Custodian fees	8,431
Distribution fees – Class IB	3,176
Administrative fees	3,138
Printing and mailing expenses	163
Trustees’ fees	72
Miscellaneous	431

Gross expenses	53,095
Less: Waiver from investment manager	(18,701)
Reimbursement from investment manager	(9,436)

Net expenses	24,958

NET INVESTMENT INCOME (LOSS)	30,755

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(35,325)
Net change in unrealized appreciation (depreciation) on investments	(174,724)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(210,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(179,294)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,755	$60,641
Net realized gain (loss) on investments	(35,325)	18,480
Net change in unrealized appreciation (depreciation) on investments	(174,724)	(1,096,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(179,294)	(1,017,626)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(34,883)
Class K	—	(61,892)

	—	(96,775)

Distributions from net realized capital gains
Class IB	—	(7,347)
Class K	—	(11,322)

	—	(18,669)

Return of capital
Class IB	—	(4,046)
Class K	—	(7,180)

	—	(11,226)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(126,670)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 82,791 and 85,961 shares, respectively ]	673,720	824,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,658 shares, respectively ]	—	46,276
Capital shares repurchased [ (61,691) and (3,814) shares, respectively ]	(518,858)	(35,296)

Total Class IB transactions	154,862	835,761

Class K
Capital shares sold [ 86,221 and 149,959 shares, respectively ]	707,347	1,462,720
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,830 shares, respectively ]	—	80,394
Capital shares repurchased [ (120,077) and (45,686) shares, respectively ]	(1,026,788)	(468,779)

Total Class K transactions	(319,441)	1,074,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(164,579)	1,910,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	(343,873)	765,800
NET ASSETS:
Beginning of period	6,158,446	5,392,646

End of period (a)	$5,814,573	$6,158,446

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,755	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.38)	(1.59)	0.10

Total from investment operations	(0.34)	(1.51)	0.14

Less distributions:
Dividends from net investment income	—	(0.12)	(0.06)
Distributions from net realized gains	—	(0.03)	—

Return of capital	—	(0.02)	(0.10)

Total dividends and distributions	—	(0.17)	(0.16)

Net asset value, end of period	$7.96	$8.30	$9.98

Total return (b)	(4.10)%	(15.18)%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,489	$2,417	$2,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.86%	2.65%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.88%	0.83%	2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.03)%	(0.87)%	(0.16	)%(l)
Portfolio turnover rate (z)^	17%	4%	5%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04	0.11	0.05
Net realized and unrealized gain (loss) on investments	(0.37)	(1.60)	0.09

Total from investment operations	(0.33)	(1.49)	0.14

Less distributions:
Dividends from net investment income	—	(0.14)	(0.06)
Distributions from net realized gains	—	(0.03)	—

Return of capital	—	(0.02)	(0.10)

Total dividends and distributions	—	(0.19)	(0.16)

Net asset value, end of period	$7.97	$8.30	$9.98

Total return (b)	(3.98)%	(14.97)%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,326	$3,741	$3,361
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.60%	2.40%	3.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.06%	1.06%	2.73	%(l)
Before waivers and reimbursements (a)(f)(x)	0.16%	(0.64)%	0.09	%(l)
Portfolio turnover rate (z)^	17%	4%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	99.4%
Fixed Income	0.6

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
iShares® MSCI All Country World Minimum Volatility ETF	27.5%
PowerShares S&P International Developed Low Volatility Portfolio	12.9
iShares® MSCI EAFE Minimum Volatility ETF	12.7
PowerShares S&P MidCap Low Volatility Portfolio	6.8
PowerShares S&P Emerging Markets Low Volatility Portfolio	6.1
iShares® MSCI Emerging Markets Minimum Volatility ETF	5.7
PowerShares S&P 500 High Dividend Portfolio	5.3
SPDR® Russell 1000 Low Volatility ETF	5.3
iShares® MSCI USA Minimum Volatility ETF	5.2
PowerShares S&P 500 Low Volatility Portfolio	5.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,010.60	$4.74
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,011.50	3.49
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	22,490	$1,563,955
iShares® MSCI EAFE Minimum Volatility ETF	11,040	720,802
iShares® MSCI Emerging Markets Minimum Volatility ETF	5,650	325,892
iShares® MSCI USA Minimum Volatility ETF	7,380	297,562
PowerShares S&P 500 High Dividend Portfolio	9,540	302,036
PowerShares S&P 500 Low Volatility Portfolio	8,090	296,418
PowerShares S&P Emerging Markets Low Volatility Portfolio	13,790	344,198
PowerShares S&P International Developed Low Volatility Portfolio	23,770	731,165
PowerShares S&P MidCap Low Volatility Portfolio	11,720	389,690
PowerShares S&P SmallCap Low Volatility Portfolio	5,640	187,756

SPDR® Russell 1000 Low Volatility ETF	4,130	299,908
SPDR® Russell 2000 Low Volatility ETF	2,500	193,025

Total Investment Companies (99.0%) (Cost $5,366,407)		5,652,407

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	36,055	36,055

Total Short-Term Investments (0.6%) (Cost $36,055)		36,055

Total Investments (99.6%) (Cost $5,402,462)		5,688,462
Other Assets Less Liabilities (0.4%)		21,329

Net Assets (100%)		$5,709,791

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,652,407	$—	$—	$5,652,407
Short-Term Investments	36,055	—	—	36,055

Total Assets	$5,688,462	$—	$—	$5,688,462

Total Liabilities	$—	$—	$—	$—

Total	$5,688,462	$—	$—	$5,688,462

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$503,922
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,052,319

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$364,531
Aggregate gross unrealized depreciation	(78,851)

Net unrealized appreciation	$285,680

Federal income tax cost of investments	$5,402,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $5,402,462)	$5,688,462
Cash	12,000
Dividends, interest and other receivables	30,281
Receivable from Separate Accounts for Trust shares sold	10,989
Receivable from investment manager	2,453
Other assets	72

Total assets	5,744,257

LIABILITIES
Payable for securities purchased	11,099
Distribution fees payable – Class IB	513
Payable to Separate Accounts for Trust shares redeemed	164
Trustees’ fees payable	19
Accrued expenses	22,671

Total liabilities	34,466

NET ASSETS	$5,709,791

Net assets were comprised of:
Paid in capital	$5,257,140
Accumulated undistributed net investment income (loss)	39,167
Accumulated undistributed net realized gain (loss) on investments	127,484
Net unrealized appreciation (depreciation) on investments	286,000

Net assets	$5,709,791

Class IB
Net asset value, offering and redemption price per share, $2,464,058 / 234,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

Class K
Net asset value, offering and redemption price per share, $3,245,733 / 308,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$65,806
Interest	24

Total income	65,830

EXPENSES
Professional fees	22,125
Investment management fees	16,874
Custodian fees	7,438
Distribution fees – Class IB	3,594
Administrative fees	3,402
Printing and mailing expenses	180
Trustees’ fees	80
Miscellaneous	432

Gross expenses	54,125
Less: Waiver from investment manager	(20,276)
Reimbursement from investment manager	(6,629)

Net expenses	27,220

NET INVESTMENT INCOME (LOSS)	38,610

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	118,515
Net change in unrealized appreciation (depreciation) on investments	(21,909)

NET REALIZED AND UNREALIZED GAIN (LOSS)	96,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,610	$122,145
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	118,515	17,026
Net change in unrealized appreciation (depreciation) on investments	(21,909)	341,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,216	480,372

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(64,260)
Class K	—	(100,866)

	—	(165,126)

Distributions from net realized capital gains
Class IB	—	(167)
Class K	—	(234)

	—	(401)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(165,527)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 21,244 and 72,558 shares, respectively ]	225,862	755,854
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,208 shares, respectively ]	—	64,427
Capital shares repurchased [ (71,724) and (2,878) shares, respectively ]	(779,882)	(30,640)

Total Class IB transactions	(554,020)	789,641

Class K
Capital shares sold [ 31,376 and 118,718 shares, respectively ]	334,466	1,215,028
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,743 shares, respectively ]	—	101,100
Capital shares repurchased [ (125,285) and (30,832) shares, respectively ]	(1,357,827)	(322,616)

Total Class K transactions	(1,023,361)	993,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,577,381)	1,783,153

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,442,165)	2,097,998
NET ASSETS:
Beginning of period	7,151,956	5,053,958

End of period (a)	$5,709,791	$7,151,956

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$39,167	$557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05	0.20	0.08
Net realized and unrealized gain (loss) on investments	0.06	0.60	(0.07)

Total from investment operations	0.11	0.80	0.01

Less distributions:
Dividends from net investment income	—	(0.23)	(0.11)
Distributions from net realized gains	—	— #	—
Return of capital	—	—	(0.06)

Total dividends and distributions	—	(0.23)	(0.17)

Net asset value, end of period	$10.52	$10.41	$9.84

Total return (b)	1.06%	8.16%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,464	$2,965	$2,056
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.75%	2.68%	3.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.03%	1.94%	4.81	%(l)
Before waivers and reimbursements (a)(f)(x)	0.22%	0.21%	1.99	%(l)
Portfolio turnover rate (z)^	8%	2%	1%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07	0.22	0.09
Net realized and unrealized gain (loss) on investments	0.05	0.61	(0.08)

Total from investment operations	0.12	0.83	0.01

Less distributions:
Dividends from net investment income	—	(0.26)	(0.11)
Distributions from net realized gains	—	— #	—
Return of capital	—	—	(0.06)

Total dividends and distributions	—	(0.26)	(0.17)

Net asset value, end of period	$10.53	$10.41	$9.84

Total return (b)	1.15%	8.43%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,246	$4,187	$2,998
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.49%	2.45%	3.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.23%	2.10%	5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	0.44%	0.35%	2.24	%(l)
Portfolio turnover rate (z)^	8%	2%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$462,297,103	20.5%
Information Technology	306,923,951	13.6
Consumer Discretionary	265,965,488	11.8
Health Care	258,045,118	11.4
Industrials	217,065,365	9.6
Consumer Staples	192,654,645	8.5
Energy	109,548,198	4.9
Materials	94,448,595	4.2
Telecommunication Services	80,422,530	3.6
Investment Companies	70,768,525	3.1
Utilities	45,430,133	2.0
Exchange Traded Funds	2,005,844	0.1
Cash and Other	151,305,099	6.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,043.00	$5.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.13	5.72
Class IB
Actual	1,000.00	1,042.40	5.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.13	5.72
Class K
Actual	1,000.00	1,044.30	4.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.37	4.47

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.14%, 1.14% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.	16,465	$2,333,091
YPF S.A. (ADR)	50,577	1,387,327

		3,720,418

Australia (2.1%)
AGL Energy Ltd.	36,500	437,912
Alumina Ltd.	132,164	156,016
Amcor Ltd.	62,125	657,634
AMP Ltd.	151,780	704,977
APA Group	57,099	363,011
Aristocrat Leisure Ltd.	28,027	165,425
Asciano Ltd.	54,769	281,009
ASX Ltd.	10,867	334,539
Aurizon Holdings Ltd.	119,420	472,670
AusNet Services	93,733	100,886
Australia & New Zealand Banking Group Ltd.	142,495	3,540,133
Bank of Queensland Ltd.	18,638	183,634
Bendigo & Adelaide Bank Ltd.	26,475	250,432
BHP Billiton Ltd.	165,388	3,451,718
BHP Billiton plc	109,842	2,155,640
Boral Ltd.	43,933	198,295
Brambles Ltd.	80,641	659,517
Caltex Australia Ltd.	14,046	345,165
CIMIC Group Ltd.	5,498	92,263
Coca-Cola Amatil Ltd.	31,970	225,698
Cochlear Ltd.	3,198	197,763
Commonwealth Bank of Australia	83,494	5,484,057
Computershare Ltd.	25,485	230,253
Crown Resorts Ltd.	19,397	182,582
CSL Ltd.	24,397	1,627,668
Dexus Property Group (REIT)	54,902	309,225
Federation Centres (REIT)	198,138	446,390
Flight Centre Travel Group Ltd.	2,751	72,400
Fortescue Metals Group Ltd.	82,591	121,711
Goodman Group (REIT)	90,034	435,550
GPT Group (REIT)	93,665	309,304
Harvey Norman Holdings Ltd.	32,214	112,095
Healthscope Ltd.	69,160	145,140
Iluka Resources Ltd.	23,503	139,267
Incitec Pivot Ltd.	91,448	271,643
Insurance Australia Group Ltd.	120,547	518,985
Lend Lease Group	30,507	353,771
Macquarie Group Ltd.	15,048	945,077
Medibank Pvt Ltd.*	148,670	230,560
Mirvac Group (REIT)	189,038	269,827
National Australia Bank Ltd.	135,023	3,470,136
Newcrest Mining Ltd.*	42,877	430,724
Orica Ltd.	20,480	336,253
Origin Energy Ltd.	57,048	526,864
Platinum Asset Management Ltd.	12,545	72,400
Qantas Airways Ltd.*	28,331	69,074
QBE Insurance Group Ltd.	70,273	741,176
Ramsay Health Care Ltd.	7,326	347,452
REA Group Ltd.	2,757	83,406
Santos Ltd.	52,988	320,113
Scentre Group (REIT)	274,126	793,132
Seek Ltd.	16,617	180,261

Sonic Healthcare Ltd.	20,742	341,995
South32 Ltd.*	274,146	378,616
Stockland Corp., Ltd. (REIT)	121,211	383,433
Suncorp Group Ltd.	66,145	685,389
Sydney Airport	61,766	237,325
Tabcorp Holdings Ltd.	42,204	148,159
Tatts Group Ltd.	78,106	224,177
Telstra Corp., Ltd.	220,319	1,043,721
TPG Telecom Ltd.	16,154	111,799
Transurban Group	104,020	746,387
Treasury Wine Estates Ltd.	32,786	126,227
Wesfarmers Ltd.	57,868	1,742,614
Westfield Corp. (REIT)	101,642	715,208
Westpac Banking Corp.	160,748	3,987,407
Woodside Petroleum Ltd.	38,180	1,008,340
Woolworths Ltd.	65,043	1,352,959
WorleyParsons Ltd.	11,541	92,695

		47,877,284

Austria (0.4%)
Andritz AG	4,124	228,273
Erste Group Bank AG*	176,612	5,015,923
OMV AG	7,020	193,152
Raiffeisen Bank International AG*	6,440	93,694
Vienna Insurance Group AG Wiener Versicherung Gruppe	67,625	2,320,180
voestalpine AG	6,335	263,646

		8,114,868

Belgium (0.4%)
Ageas	10,812	416,518
Anheuser-Busch InBev N.V.	41,820	5,011,975
Colruyt S.A.	3,355	150,230
Delhaize Group S.A.	5,307	438,177
Groupe Bruxelles Lambert S.A.	4,102	330,179
KBC Groep N.V.	13,037	871,186
Proximus S.A.	7,692	271,584
Solvay S.A.	3,073	422,760
Telenet Group Holding N.V.*	2,616	142,293
UCB S.A.	6,576	472,059
Umicore S.A.	5,292	250,918

		8,777,879

Bermuda (0.0%)
Seadrill Ltd.	17,996	187,524

Brazil (1.2%)
Ambev S.A. (ADR)	142,455	868,975
Banco Bradesco S.A. (Preference) (q)	362,041	3,318,699
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	469,100	1,769,819
BRF S.A.	319,006	6,739,029
CCR S.A.	278,832	1,342,548
Embraer S.A. (ADR)	85,275	2,582,980
Itau Unibanco Holding S.A. (Preference) (q)	378,410	4,168,583
Itau Unibanco Holding S.A. (Preference) (ADR) (q)	239,310	2,620,445
Lojas Arapua S.A. (Preference) (q)*†	1,248,000	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Raia Drogasil S.A.	168,889	$2,177,723
Ultrapar Participacoes S.A.	85,309	1,802,434

		27,391,235

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	19,264	250,817

Chile (0.1%)
S.A.C.I. Falabella	256,153	1,789,735

China (2.3%)
BAIC Motor Corp., Ltd., Class H (b)*§	99,500	119,761
Bank of China Ltd., Class H	14,925,000	9,704,124
China Construction Bank Corp., Class H	6,837,420	6,245,065
China Life Insurance Co., Ltd., Class H	879,000	3,827,138
China Machinery Engineering Corp., Class H	314,000	338,647
China Mengniu Dairy Co., Ltd.	414,000	2,064,245
China Pacific Insurance Group Co., Ltd., Class H	558,800	2,681,704
Chongqing Changan Automobile Co., Ltd., Class B	261,800	669,736
CSPC Pharmaceutical Group Ltd.	904,000	893,323
Huadian Power International Corp., Ltd., Class H	1,168,000	1,294,337
Huatai Securities Co., Ltd., Class H*§	265,400	749,819
JD.com, Inc. (ADR)*	131,582	4,486,946
NetEase, Inc. (ADR)	6,160	892,369
Qihoo 360 Technology Co., Ltd. (ADR)*	28,202	1,908,993
Sihuan Pharmaceutical Holdings Group Ltd.†	2,702,000	1,460,357
TAL Education Group (ADR)*	32,982	1,164,265
Tencent Holdings Ltd.	571,600	11,407,592
Tsingtao Brewery Co., Ltd., Class H	166,000	1,007,579
Yangzijiang Shipbuilding Holdings Ltd.	100,497	105,582

		51,021,582

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	72,650	1,027,892
Grupo de Inversiones Suramericana S.A. (Preference) (q)	52,355	731,503

		1,759,395

Czech Republic (0.2%)
Komercni Banka A/S	16,259	3,604,264

Denmark (0.6%)
A. P. Moller – Maersk A/S, Class A	201	352,927
A. P. Moller – Maersk A/S, Class B	372	673,746
Carlsberg A/S, Class B	5,564	505,108
Coloplast A/S, Class B	5,778	379,133

Danske Bank A/S	37,155	1,092,680
DSV A/S	9,550	309,395
FLSmidth & Co. A/S	29,922	1,439,783
ISS A/S	6,204	204,702
Novo Nordisk A/S, Class B	98,881	5,387,410
Novozymes A/S, Class B	13,268	630,695
Pandora A/S	5,997	644,337
TDC A/S	44,026	322,831
Tryg A/S	6,400	133,415
Vestas Wind Systems A/S	11,565	577,222
William Demant Holding A/S*	1,401	106,877

		12,760,261

Egypt (0.1%)
Commercial International Bank Egypt SAE	237,340	1,756,309

Finland (0.2%)
Elisa Oyj	7,658	242,722
Fortum Oyj	23,101	410,521
Kone Oyj, Class B	16,317	662,153
Metso Oyj	5,977	164,188
Neste Oyj	6,641	169,249
Nokia Oyj	191,287	1,298,731
Nokian Renkaat Oyj	6,228	195,176
Orion Oyj, Class B	5,670	198,359
Sampo Oyj, Class A	23,249	1,095,084
Stora Enso Oyj, Class R	27,613	284,601
UPM-Kymmene Oyj	27,532	487,114
Wartsila Oyj Abp	7,936	371,770

		5,579,668

France (3.9%)
Accor S.A.	9,428	475,824
Aeroports de Paris S.A.	1,669	188,580
Air Liquide S.A.	17,942	2,269,299
Airbus Group SE	138,723	9,000,940
Alcatel-Lucent*	146,353	533,212
Alstom S.A.*	11,275	319,905
Arkema S.A.	3,409	245,628
Atos SE	4,358	325,423
AXA S.A.‡	98,197	2,477,418
BNP Paribas S.A.	55,079	3,325,071
Bollore S.A.	49,317	262,535
Bouygues S.A.	9,086	339,694
Bureau Veritas S.A.	13,568	312,509
Cap Gemini S.A.	8,322	736,378
Carrefour S.A.	28,666	917,842
Casino Guichard Perrachon S.A.	3,106	235,292
Christian Dior SE	2,836	553,616
Cie de Saint-Gobain	25,467	1,143,341
Cie Generale des Etablissements Michelin	9,659	1,012,116
CNP Assurances S.A.	8,928	149,102
Credit Agricole S.A.	53,447	794,869
Danone S.A.	30,134	1,948,168
Dassault Systemes S.A.	6,650	483,525
Edenred	10,710	264,651
Electricite de France S.A.	13,495	300,898
Essilor International S.A.	10,667	1,272,455
Eurazeo S.A.	1,887	124,856
Eutelsat Communications S.A.	9,130	294,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Fonciere des Regions (REIT)	1,632	$138,677
GDF Suez S.A.	75,991	1,409,717
Gecina S.A. (REIT)	1,539	189,677
Groupe Eurotunnel SE (Registered)	24,964	361,526
Hermes International	1,373	512,169
ICADE (REIT)	2,125	151,762
Iliad S.A.	1,409	312,358
Imerys S.A.	1,999	152,881
J.C. Decaux S.A.	3,474	144,966
Kering	26,347	4,704,078
Klepierre S.A. (REIT)	9,709	427,064
Lafarge S.A.	9,721	642,011
Lagardere S.C.A.	6,042	176,212
Legrand S.A.	13,771	773,157
L’Oreal S.A.	13,135	2,342,969
LVMH Moet Hennessy Louis Vuitton SE	49,102	8,602,605
Natixis S.A.	48,624	349,916
Numericable – SFR*	5,288	280,293
Orange S.A.	96,432	1,484,675
Pernod-Ricard S.A.	11,043	1,275,450
Peugeot S.A.*	21,441	440,900
Publicis Groupe S.A.	9,776	722,807
Remy Cointreau S.A.	1,273	91,752
Renault S.A.	9,997	1,041,180
Rexel S.A.	14,900	240,199
Safran S.A.	15,182	1,028,910
Sanofi S.A.	61,755	6,075,109
Schneider Electric SE	28,880	1,993,952
SCOR SE	7,988	281,812
Societe BIC S.A.	1,547	246,628
Societe Generale S.A.	101,577	4,741,489
Sodexo S.A.	4,904	465,698
Suez Environnement Co. S.A.	16,031	298,197
Technip S.A.	57,707	3,571,860
Thales S.A.	5,117	308,966
Total S.A.	111,321	5,407,308
Unibail-Rodamco SE (REIT)	5,100	1,288,956
Valeo S.A.	4,133	651,295
Vallourec S.A.	5,796	118,378
Veolia Environnement S.A.	23,395	477,038
Vinci S.A.	24,573	1,421,263
Vivendi S.A.	59,814	1,508,717
Wendel S.A.	1,657	203,111
Zodiac Aerospace	10,871	353,890

		87,719,395

Germany (4.0%)
adidas AG	10,881	832,771
Allianz SE (Registered)	56,288	8,766,549
Axel Springer SE	2,335	122,583
BASF SE	47,767	4,197,405
Bayer AG (Registered)	80,025	11,201,052
Bayerische Motoren Werke (BMW) AG	17,220	1,884,832
Bayerische Motoren Werke (BMW) AG (Preference) (q)	72,842	6,166,116
Beiersdorf AG	5,243	439,205
Brenntag AG	8,035	460,701
Commerzbank AG*	55,257	706,281

Continental AG	5,721	1,353,743
Daimler AG (Registered)	50,075	4,557,644
Deutsche Annington Immobilien SE	25,524	719,922
Deutsche Bank AG (Registered)	187,034	5,619,475
Deutsche Boerse AG	10,679	883,982
Deutsche Lufthansa AG (Registered)*	12,345	159,167
Deutsche Post AG (Registered)	50,392	1,472,184
Deutsche Telekom AG (Registered)	165,116	2,844,029
Deutsche Wohnen AG	15,770	361,381
E.ON SE	104,065	1,386,402
Evonik Industries AG	4,849	185,017
Fraport AG Frankfurt Airport Services Worldwide	1,956	122,858
Fresenius Medical Care AG & Co. KGaA	11,328	935,053
Fresenius SE & Co. KGaA	19,729	1,265,805
Fuchs Petrolub SE (Preference) (q)	3,550	149,938
GEA Group AG	9,511	424,240
Hannover Rueck SE	3,030	293,176
HeidelbergCement AG	7,330	581,264
Henkel AG & Co. KGaA	5,405	515,143
Henkel AG & Co. KGaA (Preference) (q)	9,266	1,039,218
Hugo Boss AG	3,324	371,503
Infineon Technologies AG	58,652	727,770
K+S AG (Registered)	9,667	407,219
Kabel Deutschland Holding AG*	1,216	162,679
Lanxess AG	4,760	280,671
Linde AG	27,025	5,118,887
MAN SE	1,833	188,801
Merck KGaA	6,722	669,816
Metro AG	8,968	282,743
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,995	1,594,464
OSRAM Licht AG	4,625	221,484
Porsche Automobil Holding SE (Preference) (q)	7,964	670,961
ProSiebenSat.1 Media AG (Registered)	11,379	561,984
RWE AG	25,452	547,215
SAP SE	129,947	9,068,950
Siemens AG (Registered)	57,322	5,773,856
Symrise AG	7,003	434,632
Telefonica Deutschland Holding AG	34,639	199,651
ThyssenKrupp AG	19,132	497,719
TUI AG	24,448	395,663
United Internet AG (Registered)	6,596	293,223
Volkswagen AG	1,657	383,408
Volkswagen AG (Preference) (q)	8,456	1,960,852

		90,461,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hong Kong (1.5%)
AIA Group Ltd.	886,600	$5,804,639
ASM Pacific Technology Ltd.	11,000	108,985
Bank of East Asia Ltd.	61,200	267,647
BOC Hong Kong Holdings Ltd.	192,500	802,130
Cathay Pacific Airways Ltd.	63,000	154,908
Cheung Kong Infrastructure Holdings Ltd.	33,000	256,284
Cheung Kong Property Holdings Ltd.*	157,764	1,308,671
China Mobile Ltd.	514,500	6,587,602
China Overseas Land & Investment Ltd.	606,000	2,138,166
China Taiping Insurance Holdings Co., Ltd.*	246,400	885,273
CK Hutchison Holdings Ltd.	140,264	2,061,016
CLP Holdings Ltd.	98,500	837,400
First Pacific Co., Ltd.	139,500	117,696
Galaxy Entertainment Group Ltd.	122,000	486,328
Hang Lung Properties Ltd.	115,000	341,964
Hang Seng Bank Ltd.	39,800	777,870
Henderson Land Development Co., Ltd.	59,763	409,006
HKT Trust & HKT Ltd.	133,260	156,786
Hong Kong & China Gas Co., Ltd.	360,563	756,333
Hong Kong Exchanges and Clearing Ltd.	57,700	2,036,589
Hysan Development Co., Ltd.	37,000	160,381
Kerry Properties Ltd.	30,500	119,615
Li & Fung Ltd.	290,000	230,083
Link REIT (REIT)	127,000	743,825
MTR Corp., Ltd.	73,500	342,299
New World Development Co., Ltd.	290,320	379,775
Noble Group Ltd.	271,481	153,191
NWS Holdings Ltd.	80,026	115,834
PCCW Ltd.	209,000	124,836
Power Assets Holdings Ltd.	72,000	656,694
Shangri-La Asia Ltd.	52,166	72,816
Shenzhen International Holdings Ltd.	568,000	992,152
Sino Land Co., Ltd.	163,400	273,192
SJM Holdings Ltd.	111,000	120,286
Sun Hung Kai Properties Ltd.	88,000	1,425,883
Swire Pacific Ltd., Class A	30,500	383,436
Swire Properties Ltd.	60,800	194,129
Techtronic Industries Co., Ltd.	67,000	219,543
WH Group Ltd.*§	246,000	167,564
Wharf Holdings Ltd.	71,100	473,294
Wheelock & Co., Ltd.	50,000	255,433
Yue Yuen Industrial Holdings Ltd.	43,500	145,626

		34,045,180

India (2.0%)
Ashok Leyland Ltd.	3,519,089	4,009,264
Bharat Petroleum Corp., Ltd.	171,175	2,363,736
DLF Ltd.	2,028,891	3,724,519
Glenmark Pharmaceuticals Ltd.	202,082	3,154,834

HDFC Bank Ltd.*	207,567	4,033,007
ICICI Bank Ltd.	219,888	1,063,529
ICICI Bank Ltd. (ADR)	499,105	5,200,674
Idea Cellular Ltd.	419,803	1,161,248
IndusInd Bank Ltd.*	249,271	3,526,602
Marico Ltd.	350,329	2,473,703
Maruti Suzuki India Ltd.	53,271	3,505,244
Oil & Natural Gas Corp., Ltd.	82,546	401,323
Shree Cement Ltd.	14,441	2,571,861
Shriram Transport Finance Co., Ltd.	193,774	2,596,991
Sun Pharmaceutical Industries Ltd.	117,030	1,607,325
Tata Consultancy Services Ltd.	30,342	1,215,467
Zee Entertainment Enterprises Ltd.	497,726	2,875,524

		45,484,851

Indonesia (0.3%)
AKR Corporindo Tbk PT	1,714,100	761,751
Kalbe Farma Tbk PT	12,065,700	1,515,848
Link Net Tbk PT*	3,021,400	1,150,092
Matahari Department Store Tbk PT	2,084,000	2,586,927
Surya Citra Media Tbk PT	3,674,200	792,299
XL Axiata Tbk PT*	4,473,300	1,236,386

		8,043,303

Ireland (0.8%)
Accenture plc, Class A	23,893	2,312,365
Allegion plc	3,663	220,293
Bank of Ireland*	1,430,634	577,369
CRH plc	42,388	1,196,528
Endo International plc*	7,752	617,447
Experian plc	51,460	937,127
James Hardie Industries plc (CDI)	24,479	327,119
Kerry Group plc, Class A	8,791	651,645
Medtronic plc	54,363	4,028,298
Perrigo Co. plc	5,580	1,031,351
Shire plc	60,269	4,824,846
XL Group plc	11,698	435,166

		17,159,554

Israel (0.2%)
Bank Hapoalim B.M.	59,521	320,635
Bank Leumi Le-Israel B.M.*	77,993	329,832
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	165,465
Delek Group Ltd.	246	72,550
Israel Chemicals Ltd.	25,003	174,705
Israel Corp., Ltd.	165	58,192
Mizrahi Tefahot Bank Ltd.	8,869	110,006
NICE-Systems Ltd.	3,043	193,516
Teva Pharmaceutical Industries Ltd.	44,773	2,647,977

		4,072,878

Italy (0.8%)
Assicurazioni Generali S.p.A.	60,726	1,094,038
Atlantia S.p.A.	21,315	526,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Banca Monte dei Paschi di Siena S.p.A.*	131,461	$255,893
Banco Popolare SC*	18,779	309,012
Brunello Cucinelli S.p.A.	46,934	879,049
Enel Green Power S.p.A.	81,752	159,771
Enel S.p.A.	365,322	1,655,183
Eni S.p.A.	132,301	2,348,133
EXOR S.p.A.	5,073	242,174
Finmeccanica S.p.A.*	21,382	268,889
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	52,799	168,466
Intesa Sanpaolo S.p.A. (London Stock Exchange)	655,531	2,376,622
Luxottica Group S.p.A.	8,770	583,212
Mediobanca S.p.A.	29,197	286,280
Pirelli & C. S.p.A.	12,791	215,897
Prysmian S.p.A.	70,169	1,516,057
Saipem S.p.A.*	14,854	156,906
Snam S.p.A.	109,234	519,755
Telecom Italia S.p.A.*	525,433	666,616
Telecom Italia S.p.A. (RNC)	302,216	308,455
Terna Rete Elettrica Nazionale S.p.A.	80,487	355,693
Tod’s S.p.A.	19,158	1,819,727
UniCredit S.p.A.	249,007	1,672,573
Unione di Banche Italiane S.c.p.A.	46,232	370,843
UnipolSai S.p.A.	49,433	122,455

		18,878,288

Japan (8.7%)
ABC-Mart, Inc.	1,600	97,920
Acom Co., Ltd.*	25,800	99,081
Advantest Corp.	8,000	83,278
Aeon Co., Ltd.	34,000	482,698
AEON Financial Service Co., Ltd.	5,400	150,018
Aeon Mall Co., Ltd.	5,580	104,592
Air Water, Inc.	8,000	146,489
Aisin Seiki Co., Ltd.	10,000	425,706
Ajinomoto Co., Inc.	29,000	628,292
Alfresa Holdings Corp.	9,200	143,279
Amada Holdings Co., Ltd.	17,600	186,088
ANA Holdings, Inc.	63,000	170,955
Aozora Bank Ltd.	63,000	237,823
Asahi Glass Co., Ltd.	49,000	294,276
Asahi Group Holdings Ltd.	20,100	639,288
Asahi Kasei Corp.	66,000	542,248
Asics Corp.	8,300	214,646
Astellas Pharma, Inc.	111,600	1,591,680
Bandai Namco Holdings, Inc.	10,300	199,292
Bank of Kyoto Ltd.	19,000	218,899
Bank of Yokohama Ltd.	56,000	343,454
Benesse Holdings, Inc.	3,900	97,831
Bridgestone Corp.	33,800	1,250,394
Brother Industries Ltd.	12,600	178,522
Calbee, Inc.	3,500	147,567
Canon, Inc.	55,500	1,806,012
Casio Computer Co., Ltd.	9,800	193,462
Central Japan Railway Co.	7,500	1,354,639
Chiba Bank Ltd.	36,000	274,445

Chiyoda Corp.	9,000	79,716
Chubu Electric Power Co., Inc.	33,500	499,414
Chugai Pharmaceutical Co., Ltd.	11,400	393,553
Chugoku Bank Ltd.	8,200	129,380
Chugoku Electric Power Co., Inc.	14,400	210,143
Citizen Holdings Co., Ltd.	15,700	109,554
COLOPL, Inc.	1,900	38,393
Credit Saison Co., Ltd.	8,600	184,389
Dai Nippon Printing Co., Ltd.	31,000	320,297
Daicel Corp.	16,000	205,515
Daihatsu Motor Co., Ltd.	10,000	142,419
Dai-ichi Life Insurance Co., Ltd.	301,400	5,926,536
Daiichi Sankyo Co., Ltd.	33,200	614,167
Daikin Industries Ltd.	12,200	878,129
Daito Trust Construction Co., Ltd.	3,700	383,348
Daiwa House Industry Co., Ltd.	30,900	720,331
Daiwa Securities Group, Inc.	86,400	647,515
Denso Corp.	25,300	1,260,194
Dentsu, Inc.	11,286	584,657
Don Quijote Holdings Co., Ltd.	6,400	272,452
East Japan Railway Co.	17,437	1,568,667
Eisai Co., Ltd.	13,100	879,435
Electric Power Development Co., Ltd.	7,100	250,909
FamilyMart Co., Ltd.	3,300	151,808
FANUC Corp.	23,218	4,757,997
Fast Retailing Co., Ltd.	2,800	1,271,136
Fuji Electric Co., Ltd.	29,000	124,876
Fuji Heavy Industries Ltd.	30,500	1,123,455
Fujifilm Holdings Corp.	24,100	861,228
Fujitsu Ltd.	97,000	542,442
Fukuoka Financial Group, Inc.	38,000	197,165
GungHo Online Entertainment, Inc.	17,800	69,231
Gunma Bank Ltd.	22,000	162,504
Hachijuni Bank Ltd.	19,000	143,449
Hakuhodo DY Holdings, Inc.	12,300	131,759
Hamamatsu Photonics KK	7,600	224,178
Hankyu Hanshin Holdings, Inc.	57,000	336,732
Hikari Tsushin, Inc.	1,000	67,492
Hino Motors Ltd.	12,300	152,161
Hirose Electric Co., Ltd.	1,680	240,637
Hiroshima Bank Ltd.	26,000	155,509
Hisamitsu Pharmaceutical Co., Inc.	2,600	101,017
Hitachi Chemical Co., Ltd.	5,400	97,424
Hitachi Construction Machinery Co., Ltd.	6,000	105,111
Hitachi High-Technologies Corp.	3,700	104,151
Hitachi Ltd.	251,200	1,655,989
Hitachi Metals Ltd.	10,000	153,695
Hokuhoku Financial Group, Inc.	62,000	146,407
Hokuriku Electric Power Co.	7,600	113,269
Honda Motor Co., Ltd.	84,800	2,744,905
Hoya Corp.	22,100	886,095
Hulic Co., Ltd.	11,700	103,822
Ibiden Co., Ltd.	6,400	108,249
Idemitsu Kosan Co., Ltd.	5,200	102,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

IHI Corp.	72,000	$335,335
Iida Group Holdings Co., Ltd.	7,700	122,687
INPEX Corp.	49,800	566,219
Isetan Mitsukoshi Holdings Ltd.	19,400	346,833
Isuzu Motors Ltd.	30,800	404,551
ITOCHU Corp.	82,200	1,086,060
Itochu Techno-Solutions Corp.	2,600	64,796
Iyo Bank Ltd.	11,100	136,409
J. Front Retailing Co., Ltd.	13,000	244,736
Japan Airlines Co., Ltd.	6,688	233,344
Japan Airport Terminal Co., Ltd.	2,200	119,900
Japan Display, Inc.*	20,800	78,349
Japan Exchange Group, Inc.	14,300	464,456
Japan Prime Realty Investment Corp. (REIT)	45	139,907
Japan Real Estate Investment Corp. (REIT)	64	290,755
Japan Retail Fund Investment Corp. (REIT)	127	254,135
Japan Tobacco, Inc.	57,200	2,038,000
JFE Holdings, Inc.	25,600	568,227
JGC Corp.	11,000	207,803
Joyo Bank Ltd.	30,000	168,158
JSR Corp.	9,900	175,051
JTEKT Corp.	10,300	195,084
JX Holdings, Inc.	116,833	504,238
Kajima Corp.	41,000	192,630
Kakaku.com, Inc.	7,900	114,383
Kamigumi Co., Ltd.	14,000	131,552
Kaneka Corp.	15,000	109,695
Kansai Electric Power Co., Inc.*	36,600	405,371
Kansai Paint Co., Ltd.	12,000	186,003
Kao Corp.	26,200	1,218,749
Kawasaki Heavy Industries Ltd.	73,000	340,589
KDDI Corp.	283,475	6,842,220
Keihan Electric Railway Co., Ltd.	24,000	139,821
Keikyu Corp.	22,000	166,099
Keio Corp.	32,000	229,048
Keisei Electric Railway Co., Ltd.	15,000	178,453
Keyence Corp.	11,918	6,433,003
Kikkoman Corp.	7,000	218,777
Kintetsu Group Holdings Co., Ltd.	90,000	306,655
Kirin Holdings Co., Ltd.	42,800	589,621
Kobe Steel Ltd.	161,000	270,997
Koito Manufacturing Co., Ltd.	5,000	195,081
Komatsu Ltd.	48,600	975,693
Konami Corp.	5,900	109,723
Konica Minolta, Inc.	23,900	279,063
Kubota Corp.	59,000	935,968
Kuraray Co., Ltd.	16,600	203,049
Kurita Water Industries Ltd.	6,100	142,251
Kyocera Corp.	89,000	4,627,258
Kyowa Hakko Kirin Co., Ltd.	12,000	156,980
Kyushu Electric Power Co., Inc.*	21,600	250,619
Lawson, Inc.	3,400	232,806
LIXIL Group Corp.	14,900	295,845
M3, Inc.	9,500	191,110

Mabuchi Motor Co., Ltd.	2,400	151,783
Makita Corp.	6,200	336,381
Marubeni Corp.	85,900	492,933
Marui Group Co., Ltd.	11,700	158,122
Maruichi Steel Tube Ltd.	2,300	57,131
Mazda Motor Corp.	28,060	549,805
McDonald’s Holdings Co. Japan Ltd.	3,910	82,587
Medipal Holdings Corp.	7,800	127,275
MEIJI Holdings Co., Ltd.	3,022	390,143
Minebea Co., Ltd.	17,000	280,729
Miraca Holdings, Inc.	3,200	160,020
Mitsubishi Chemical Holdings Corp.	70,400	443,218
Mitsubishi Corp.	71,800	1,579,324
Mitsubishi Electric Corp.	101,000	1,305,568
Mitsubishi Estate Co., Ltd.	65,000	1,400,274
Mitsubishi Gas Chemical Co., Inc.	23,000	128,921
Mitsubishi Heavy Industries Ltd.	158,000	961,414
Mitsubishi Logistics Corp.	7,000	91,972
Mitsubishi Materials Corp.	54,000	207,378
Mitsubishi Motors Corp.	33,300	283,520
Mitsubishi Tanabe Pharma Corp.	12,900	193,418
Mitsubishi UFJ Financial Group, Inc.	663,200	4,767,605
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	133,031
Mitsui & Co., Ltd.	88,800	1,206,275
Mitsui Chemicals, Inc.	46,000	171,018
Mitsui Fudosan Co., Ltd.	49,000	1,372,088
Mitsui O.S.K. Lines Ltd.	61,000	195,383
Mixi, Inc.	1,900	94,391
Mizuho Financial Group, Inc.	1,209,044	2,617,941
MS&AD Insurance Group Holdings, Inc.	26,307	819,615
Murata Manufacturing Co., Ltd.	58,303	10,175,692
Nabtesco Corp.	5,700	142,983
Nagoya Railroad Co., Ltd.	48,000	179,630
NEC Corp.	135,000	409,241
Nexon Co., Ltd.	119,000	1,637,423
NGK Insulators Ltd.	14,000	360,910
NGK Spark Plug Co., Ltd.	9,300	257,985
NH Foods Ltd.	10,000	228,296
NHK Spring Co., Ltd.	9,000	99,203
Nidec Corp.	77,156	5,777,953
Nikon Corp.	19,100	220,988
Nintendo Co., Ltd.	5,500	919,925
Nippon Building Fund, Inc. (REIT)	76	332,851
Nippon Electric Glass Co., Ltd.	21,000	106,386
Nippon Express Co., Ltd.	43,000	211,513
Nippon Paint Holdings Co., Ltd.	8,300	234,314
Nippon Prologis REIT, Inc. (REIT)	74	136,288
Nippon Steel & Sumitomo Metal Corp.	394,915	1,024,194
Nippon Telegraph & Telephone Corp.	38,918	1,409,837
Nippon Yusen KK	90,000	250,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Motor Co., Ltd.	129,300	$1,347,040
Nisshin Seifun Group, Inc.	12,380	164,682
Nissin Foods Holdings Co., Ltd.	3,300	144,797
Nitori Holdings Co., Ltd.	3,900	318,029
Nitto Denko Corp.	8,500	698,697
NOK Corp.	4,700	145,933
Nomura Holdings, Inc.	451,700	3,065,588
Nomura Real Estate Holdings, Inc.	5,800	121,796
Nomura Research Institute Ltd.	5,800	227,005
NSK Ltd.	24,400	377,010
NTT Data Corp.	7,000	306,002
NTT DOCOMO, Inc.	79,500	1,522,638
NTT Urban Development Corp.	6,700	66,680
Obayashi Corp.	32,000	233,493
Odakyu Electric Railway Co., Ltd.	31,000	289,521
Oji Holdings Corp.	45,000	195,612
Olympus Corp.*	13,900	480,427
Omron Corp.	10,200	443,388
Ono Pharmaceutical Co., Ltd.	4,200	458,831
Oracle Corp. Japan	2,200	92,037
Oriental Land Co., Ltd.	10,400	664,101
ORIX Corp.	68,800	1,023,694
Osaka Gas Co., Ltd.	96,000	379,105
Otsuka Corp.	2,400	112,171
Otsuka Holdings Co., Ltd.	20,300	647,474
Panasonic Corp.	114,800	1,577,286
Park24 Co., Ltd.	4,400	75,392
Rakuten, Inc.	41,500	670,558
Recruit Holdings Co., Ltd.	7,800	238,044
Resona Holdings, Inc.	114,805	627,096
Ricoh Co., Ltd.	36,800	381,877
Rinnai Corp.	1,800	141,929
Rohm Co., Ltd.	4,900	328,709
Sankyo Co., Ltd.	2,700	95,637
Sanrio Co., Ltd.	2,300	62,487
Santen Pharmaceutical Co., Ltd.	19,100	270,460
SBI Holdings, Inc.	11,660	160,630
Secom Co., Ltd.	10,900	707,607
Sega Sammy Holdings, Inc.	9,700	126,813
Seibu Holdings, Inc.	6,000	139,037
Seiko Epson Corp.	14,000	248,347
Sekisui Chemical Co., Ltd.	21,000	257,899
Sekisui House Ltd.	30,000	476,529
Seven & i Holdings Co., Ltd.	39,200	1,684,782
Seven Bank Ltd.	32,000	148,253
Sharp Corp.*	78,000	94,963
Shikoku Electric Power Co., Inc.*	9,600	143,782
Shimadzu Corp.	14,000	190,236
Shimamura Co., Ltd.	1,200	126,094
Shimano, Inc.	4,100	559,464
Shimizu Corp.	31,000	261,151
Shin-Etsu Chemical Co., Ltd.	21,300	1,322,537
Shinsei Bank Ltd.	96,000	193,749
Shionogi & Co., Ltd.	15,500	600,952
Shiseido Co., Ltd.	18,400	417,659
Shizuoka Bank Ltd.	29,000	303,068
Showa Shell Sekiyu KK	9,500	83,058
SMC Corp.	2,800	843,420
SoftBank Corp.	50,000	2,945,214
Sompo Japan Nipponkoa Holdings, Inc.	17,281	634,209
Sony Corp.*	60,800	1,719,649
Sony Financial Holdings, Inc.	10,100	177,102
Stanley Electric Co., Ltd.	7,700	160,562
Sumitomo Chemical Co., Ltd.	77,000	463,063
Sumitomo Corp.	58,500	680,672
Sumitomo Dainippon Pharma Co., Ltd.	8,400	92,590
Sumitomo Electric Industries Ltd.	39,200	607,610
Sumitomo Heavy Industries Ltd.	29,000	169,187
Sumitomo Metal Mining Co., Ltd.	26,000	395,890
Sumitomo Mitsui Financial Group, Inc.	152,363	6,796,173
Sumitomo Mitsui Trust Holdings, Inc.	173,020	792,540
Sumitomo Realty & Development Co., Ltd.	19,000	666,556
Sumitomo Rubber Industries Ltd.	9,100	141,052
Suntory Beverage & Food Ltd.	7,200	286,800
Suruga Bank Ltd.	9,400	201,771
Suzuken Co., Ltd.	4,510	144,456
Suzuki Motor Corp.	19,000	641,950
Sysmex Corp.	7,500	447,359
T&D Holdings, Inc.	30,100	448,850
Taiheiyo Cement Corp.	64,000	187,212
Taisei Corp.	53,000	304,441
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	128,390
Taiyo Nippon Sanso Corp.	7,100	85,918
Takashimaya Co., Ltd.	14,000	126,976
Takeda Pharmaceutical Co., Ltd.	41,100	1,985,064
TDK Corp.	6,400	489,995
Teijin Ltd.	53,000	205,703
Terumo Corp.	15,400	369,570
THK Co., Ltd.	5,900	127,560
Tobu Railway Co., Ltd.	57,000	244,981
Toho Co., Ltd.	6,000	149,283
Toho Gas Co., Ltd.	23,000	136,250
Tohoku Electric Power Co., Inc.	23,500	318,364
Tokio Marine Holdings, Inc.	36,000	1,498,419
Tokyo Electric Power Co., Inc.*	76,600	417,471
Tokyo Electron Ltd.	8,900	563,372
Tokyo Gas Co., Ltd.	121,000	642,644
Tokyo Tatemono Co., Ltd.	10,500	145,851
Tokyu Corp.	58,000	388,610
Tokyu Fudosan Holdings Corp.	29,000	223,688
TonenGeneral Sekiyu KK	16,000	148,907
Toppan Printing Co., Ltd.	26,000	217,543
Toray Industries, Inc.	76,000	643,036
Toshiba Corp.	209,000	718,952
TOTO Ltd.	13,000	234,326
Toyo Seikan Group Holdings Ltd.	8,000	128,251
Toyo Suisan Kaisha Ltd.	5,000	182,416
Toyoda Gosei Co., Ltd.	3,500	84,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Toyota Industries Corp.	8,500	$484,782
Toyota Motor Corp.	142,200	9,531,124
Toyota Tsusho Corp.	10,600	284,520
Trend Micro, Inc.	5,100	174,605
Unicharm Corp.	19,400	461,203
United Urban Investment Corp. (REIT)	139	196,600
USS Co., Ltd.	10,700	193,218
West Japan Railway Co.	8,600	550,566
Yahoo! Japan Corp.	73,000	294,660
Yakult Honsha Co., Ltd.	4,400	261,012
Yamada Denki Co., Ltd.	35,200	140,932
Yamaguchi Financial Group, Inc.	11,000	137,067
Yamaha Corp.	8,700	175,585
Yamaha Motor Co., Ltd.	13,400	293,106
Yamato Holdings Co., Ltd.	18,100	350,435
Yamazaki Baking Co., Ltd.	6,000	99,963
Yaskawa Electric Corp.	11,600	148,620
Yokogawa Electric Corp.	10,800	138,899
Yokohama Rubber Co., Ltd.	5,000	100,421

		196,841,240

Luxembourg (0.1%)
Altice S.A.*	4,514	621,757
ArcelorMittal S.A.	51,960	505,882
Millicom International Cellular S.A. (SDR)	3,523	259,874
RTL Group S.A.	2,084	188,330
SES S.A. (FDR)	16,680	560,381
Tenaris S.A.	24,559	330,746

		2,466,970

Macau (0.0%)
MGM China Holdings Ltd.	54,800	89,642
Sands China Ltd.	125,987	424,207
Wynn Macau Ltd.	87,600	146,234

		660,083

Malaysia (0.1%)
Astro Malaysia Holdings Bhd	1,529,100	1,248,245
IHH Healthcare Bhd*	983,400	1,475,230

		2,723,475

Mexico (1.1%)
Alfa S.A.B. de C.V., Class A	1,660,364	3,172,307
America Movil S.A.B. de C.V. (ADR), Class L	106,842	2,276,803
Cemex S.A.B. de C.V. (ADR)*	509,762	4,669,420
El Puerto de Liverpool S.A.B. de C.V.	108,672	1,255,181
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	94,332	8,404,038
Fresnillo plc	10,590	115,478
Grupo Financiero Banorte S.A.B. de C.V., Class O	360,035	1,975,468
Grupo Financiero Inbursa S.A.B. de C.V., Class O	632,049	1,432,390
Mexichem S.A.B. de C.V.	507,519	1,465,646

		24,766,731

Netherlands (1.0%)
Aegon N.V.	94,223	692,453
Akzo Nobel N.V.	12,765	928,861
ASML Holding N.V.	18,233	1,884,318
Boskalis Westminster N.V.	4,476	219,064
Delta Lloyd N.V.	10,525	172,780
Gemalto N.V.	4,154	369,931
Heineken Holding N.V.	5,155	361,777
Heineken N.V.	11,983	909,364
ING Groep N.V. (CVA)	200,659	3,313,066
Koninklijke Ahold N.V.	46,514	871,183
Koninklijke DSM N.V.	9,657	559,838
Koninklijke KPN N.V.	166,561	636,919
Koninklijke Philips N.V.	48,617	1,236,859
Koninklijke Vopak N.V.	3,948	199,231
NN Group N.V.	8,192	230,285
OCI N.V.*	5,009	141,562
QIAGEN N.V.*	11,464	281,621
Randstad Holding N.V.	6,266	408,032
Royal Dutch Shell plc, Class A	202,544	5,685,487
Royal Dutch Shell plc, Class B	126,918	3,603,518
TNT Express N.V.	27,078	229,700
Wolters Kluwer N.V.	15,701	466,401

		23,402,250

New Zealand (0.0%)
Auckland International Airport Ltd.	58,526	195,723
Contact Energy Ltd.	19,112	64,886
Fletcher Building Ltd.	32,637	179,585
Meridian Energy Ltd.	77,826	113,916
Mighty River Power Ltd.	28,672	54,208
Ryman Healthcare Ltd.	19,673	105,585
Spark New Zealand Ltd.	87,648	166,008

		879,911

Norway (0.2%)
DNB ASA	50,825	847,899
Gjensidige Forsikring ASA	11,625	187,413
Norsk Hydro ASA	72,701	306,458
Orkla ASA	42,393	333,609
Statoil ASA	58,041	1,037,127
Telenor ASA	39,043	855,511
Yara International ASA	9,338	486,406

		4,054,423

Panama (0.0%)
Copa Holdings S.A., Class A	12,666	1,046,085

Peru (0.2%)
Credicorp Ltd.	27,138	3,770,011

Philippines (0.6%)
BDO Unibank, Inc.	559,070	1,344,049
DMCI Holdings, Inc.	3,506,550	1,026,535
International Container Terminal Services, Inc.	549,940	1,344,054
LT Group, Inc.	4,468,900	1,379,621
Metro Pacific Investments Corp.	18,948,700	1,987,743
Metropolitan Bank & Trust Co.	1,459,127	3,041,870
SM Investments Corp.	150,615	2,989,586

		13,113,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Poland (0.4%)
Bank Pekao S.A.	57,178	$2,736,485
Bank Zachodni WBK S.A.*	14,399	1,306,824
CCC S.A.	30,345	1,404,263
PKP Cargo S.A.	72,168	1,588,848
Polski Koncern Naftowy Orlen S.A.	104,835	2,058,502

		9,094,922

Portugal (0.2%)
Banco Comercial Portugues S.A., Class R*	1,919,017	166,874
EDP – Energias de Portugal S.A.	118,211	448,737
Galp Energia SGPS S.A.	21,329	250,151
Jeronimo Martins SGPS S.A.	236,367	3,030,408

		3,896,170

Russia (0.3%)
Mail.Ru Group Ltd. (GDR)*	81,601	1,701,381
NovaTek OAO (GDR)	15,086	1,535,755
X5 Retail Group N.V. (GDR) (m)*	66,234	1,102,796
Yandex N.V., Class A*	105,110	1,599,774

		5,939,706

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	106,300	194,155
Avago Technologies Ltd.	9,761	1,297,530
CapitaLand Commercial Trust (REIT)	104,300	120,806
CapitaLand Ltd.	130,900	340,164
CapitaLand Mall Trust (REIT)	127,000	202,732
City Developments Ltd.	20,600	149,585
ComfortDelGro Corp., Ltd.	110,000	255,634
DBS Group Holdings Ltd.	90,300	1,387,168
Genting Singapore plc	342,457	227,567
Global Logistic Properties Ltd.	163,600	307,316
Golden Agri-Resources Ltd.	370,225	112,702
Hutchison Port Holdings Trust	293,000	184,590
Jardine Cycle & Carriage Ltd.	4,800	117,964
Keppel Corp., Ltd.	75,200	458,955
Oversea-Chinese Banking Corp., Ltd.	155,778	1,177,429
Sembcorp Industries Ltd.	55,000	158,852
Sembcorp Marine Ltd.	46,000	96,997
Singapore Airlines Ltd.	30,000	239,002
Singapore Exchange Ltd.	46,000	267,424
Singapore Press Holdings Ltd.	78,600	238,102
Singapore Technologies Engineering Ltd.	86,000	210,714
Singapore Telecommunications Ltd.	414,600	1,295,962
StarHub Ltd.	31,288	91,760
Suntec Real Estate Investment Trust (REIT)	119,000	152,411
United Overseas Bank Ltd.	67,240	1,151,744
UOL Group Ltd.	24,770	127,266
Wilmar International Ltd.	94,100	229,163

		10,793,694

South Africa (1.1%)
Investec plc	31,026	278,848
Life Healthcare Group Holdings Ltd.	608,690	1,877,703
Mondi plc	162,993	3,531,654
MTN Group Ltd.	224,029	4,212,283
Naspers Ltd., Class N	39,174	6,101,819
Sasol Ltd.	70,641	2,612,893
Steinhoff International Holdings Ltd.	516,800	3,270,461
Vodacom Group Ltd.	237,439	2,706,953

		24,592,614

South Korea (1.8%)
Amorepacific Corp.	5,534	2,073,793
Cosmax, Inc.	7,226	1,305,338
Coway Co., Ltd.	38,436	3,149,447
Hotel Shilla Co., Ltd.	19,591	1,958,310
KB Financial Group, Inc.	83,709	2,769,162
Kia Motors Corp.	43,605	1,770,861
Kolao Holdings	45,608	913,836
Korea Aerospace Industries Ltd.	16,442	1,171,849
LG Chem Ltd.	7,310	1,825,124
Lotte Chemical Corp.	7,110	1,842,117
NAVER Corp.	4,920	2,796,432
Samsung Electronics Co., Ltd.	8,450	9,605,630
Samsung Electronics Co., Ltd. (Preference) (q)	2,416	2,150,780
Samsung Life Insurance Co., Ltd.	19,752	1,903,573
Shinhan Financial Group Co., Ltd.	8,222	306,266
SK Hynix, Inc.	91,270	3,461,133
SK Telecom Co., Ltd.	4,903	1,098,884

		40,102,535

Spain (1.6%)
Abertis Infraestructuras S.A.	22,694	372,169
Abertis Infraestructuras S.A. – Interim Shares*†	1,134	18,597
ACS Actividades de Construccion y Servicios S.A.	10,528	338,675
Aena S.A.*§	3,654	381,865
Amadeus IT Holding S.A., Class A	23,278	927,895
Banco Bilbao Vizcaya Argentaria S.A.	710,396	6,963,132
Banco de Sabadell S.A.	238,133	574,770
Banco de Sabadell S.A. – Interim Shares*†	4,018	9,698
Banco Popular Espanol S.A.	88,210	427,390
Banco Santander S.A.	747,138	5,217,579
Bankia S.A.*	226,502	287,363
Bankinter S.A.	34,807	257,236
CaixaBank S.A.	118,886	550,836
Cemex Latam Holdings S.A.*	205,858	1,008,265
Distribuidora Internacional de Alimentacion S.A.	33,100	252,776
Enagas S.A.	10,312	280,453
Endesa S.A.	16,519	316,114
Ferrovial S.A.	23,376	506,881
Gas Natural SDG S.A.	18,038	409,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Grifols S.A.	8,081	$325,499
Iberdrola S.A.	282,406	1,902,265
Inditex S.A.	232,580	7,559,653
Mapfre S.A.	59,016	203,106
Red Electrica Corporacion S.A.	5,846	468,472
Repsol S.A.	162,241	2,848,771
Telefonica S.A.	231,609	3,292,168
Zardoya Otis S.A.	9,851	107,298
Zardoya Otis S.A. – Interim Shares*†	394	4,291

		35,812,248

Sweden (1.4%)
Alfa Laval AB	15,271	268,767
Assa Abloy AB, Class B	310,302	5,843,066
Atlas Copco AB, Class A*	38,040	1,064,589
Atlas Copco AB, Class B*	16,784	418,089
Boliden AB	13,686	249,456
Electrolux AB	12,366	387,545
Elekta AB, Class B	20,736	130,071
Getinge AB, Class B	9,784	235,458
Hennes & Mauritz AB, Class B	49,377	1,901,257
Hexagon AB, Class B	13,329	483,004
Husqvarna AB, Class B	23,733	178,788
ICA Gruppen AB	3,901	138,396
Industrivarden AB, Class C	8,530	160,725
Investment AB Kinnevik, Class B	12,243	387,087
Investor AB, Class B	23,689	882,710
Lundin Petroleum AB*	10,299	176,415
Nordea Bank AB	157,968	1,970,348
Sandvik AB	55,451	613,049
Securitas AB, Class B	15,680	207,305
Skandinaviska Enskilda Banken AB, Class A	78,999	1,010,138
Skanska AB, Class B	19,650	398,222
SKF AB, Class B	20,545	468,653
Svenska Cellulosa AB S.C.A., Class B	30,602	778,169
Svenska Handelsbanken AB, Class A	77,876	1,136,691
Swedbank AB, Class A	47,098	1,098,216
Swedish Match AB	10,193	289,934
Tele2 AB, Class B	17,843	207,490
Telefonaktiebolaget LM Ericsson, Class B	810,851	8,402,094
TeliaSonera AB	135,116	795,553
Volvo AB, Class B	79,806	990,613

		31,271,898

Switzerland (4.0%)
ABB Ltd. (Registered)*	114,363	2,395,024
ACE Ltd.	12,437	1,264,594
Actelion Ltd. (Registered)*	5,342	781,631
Adecco S.A. (Registered)*	8,848	718,288
Aryzta AG*	4,898	241,508
Baloise Holding AG (Registered)	2,580	314,584
Barry Callebaut AG (Registered)*	107	121,884
Chocoladefabriken Lindt & Sprungli AG	50	264,399
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	312,744

Cie Financiere Richemont S.A. (Registered)	27,148	2,208,252
Coca-Cola HBC AG*	144,029	3,095,860
Credit Suisse Group AG (Registered)*	230,790	6,343,979
DKSH Holding AG*	27,241	1,969,615
Dufry AG (Registered)*	1,401	195,102
EMS-Chemie Holding AG (Registered)	426	179,978
Garmin Ltd.	4,601	202,122
Geberit AG (Registered)	1,966	655,438
Givaudan S.A. (Registered)*	481	832,406
Glencore plc*	578,427	2,320,303
Holcim Ltd. (Registered)*	11,908	878,819
Julius Baer Group Ltd.*	11,640	652,995
Kuehne + Nagel International AG (Registered)	2,780	369,002
Lonza Group AG (Registered)*	2,834	378,594
Nestle S.A. (Registered)	211,357	15,259,209
Novartis AG (Registered)	119,629	11,790,804
Pargesa Holding S.A.	1,598	107,508
Partners Group Holding AG	834	249,321
Roche Holding AG	47,334	13,264,354
Schindler Holding AG	2,273	371,722
Schindler Holding AG (Registered)	1,052	171,817
SGS S.A. (Registered)	285	520,038
Sika AG	116	409,185
Sonova Holding AG (Registered)	2,795	377,868
STMicroelectronics N.V.	35,523	291,279
Sulzer AG (Registered)	1,307	134,411
Swatch Group AG	1,604	624,650
Swatch Group AG (Registered)	2,842	213,389
Swiss Life Holding AG (Registered)*	1,669	382,195
Swiss Prime Site AG (Registered)*	3,333	252,929
Swiss Reinsurance AG*	18,316	1,621,102
Swisscom AG (Registered)	1,322	740,925
Syngenta AG (Registered)	4,834	1,964,725
TE Connectivity Ltd.	15,556	1,000,251
Transocean Ltd. (Aquis Exchange)	19,656	317,877
Transocean Ltd. (BATS Europe Exchange)	12,973	209,125
UBS Group AG (Registered)*	505,453	10,720,502
Wolseley plc	13,525	863,434
Zurich Insurance Group AG*	7,784	2,369,460

		90,925,201

Taiwan (1.4%)
Advanced Semiconductor Engineering, Inc.	1,270,000	1,720,527
Catcher Technology Co., Ltd.	205,000	2,564,618
Chailease Holding Co., Ltd.	924,860	2,230,131
Delta Electronics, Inc.	261,000	1,336,531
Eclat Textile Co., Ltd.	119,409	1,958,254
Fubon Financial Holding Co., Ltd.	1,471,880	2,929,020
Ginko International Co., Ltd.	21,000	264,418
Hermes Microvision, Inc.	27,739	1,807,042
Largan Precision Co., Ltd.	27,000	3,084,639
Nan Ya Plastics Corp.	339,000	795,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Pegatron Corp.	355,000	$1,038,957
Taiwan Mobile Co., Ltd.	360,000	1,201,770
Taiwan Semiconductor Manufacturing Co., Ltd.	1,779,133	8,101,515
Uni-President Enterprises Corp.	1,532,914	2,717,607

		31,750,492

Thailand (0.5%)
Advanced Info Service PCL	363,300	2,581,516
BTS Rail Mass Transit Growth Infrastructure Fund, Class F	5,179,023	1,564,034
Indorama Ventures PCL	1,871,600	1,537,709
Land & Houses PCL (Registered)	4,046,600	1,078,279
Minor International PCL	1,506,330	1,337,949
PTT PCL	229,300	2,437,231
Total Access Communication PCL	341,600	844,506
Total Access Communication PCL (NVDR)	173,700	428,137

		11,809,361

United Kingdom (6.4%)
3i Group plc	52,364	424,960
Aberdeen Asset Management plc	48,477	307,725
Admiral Group plc	10,369	225,974
Aggreko plc	14,265	322,536
Amec Foster Wheeler plc	20,216	259,674
Anglo American plc	72,637	1,048,292
Antofagasta plc	22,132	239,773
Aon plc	10,748	1,071,361
ARM Holdings plc	73,406	1,196,067
Ashtead Group plc	26,178	452,043
Associated British Foods plc	18,528	835,809
AstraZeneca plc	65,700	4,148,859
Aviva plc	208,117	1,610,494
Babcock International Group plc	13,597	230,734
BAE Systems plc	164,049	1,163,022
Barclays plc	858,229	3,512,822
Barratt Developments plc	51,590	498,119
BG Group plc	177,572	2,956,111
BP plc	948,748	6,263,261
British American Tobacco plc	96,947	5,202,000
British Land Co. plc (REIT)	50,387	628,218
BT Group plc	435,254	3,078,886
Bunzl plc	17,349	473,772
Burberry Group plc	23,128	570,899
Capita plc	34,427	669,677
Centrica plc	258,425	1,071,161
Circassia Pharmaceuticals plc*	561,191	2,583,590
CNH Industrial N.V.	51,423	468,951
Cobham plc	60,576	250,323
Compass Group plc	86,630	1,433,316
Croda International plc	6,859	296,589
Delphi Automotive plc	11,041	939,479
Diageo plc	130,832	3,784,540
Direct Line Insurance Group plc	69,846	368,527
Dixons Carphone plc	50,901	362,701
Earthport plc*	814,251	486,169
easyJet plc	9,338	226,834

Ensco plc, Class A	8,922	198,693
Fiat Chrysler Automobiles N.V.*	46,777	685,242
G4S plc	79,705	336,385
GKN plc	85,457	449,148
GlaxoSmithKline plc	253,003	5,257,347
Hammerson plc (REIT)	40,789	394,472
Hargreaves Lansdown plc	14,368	260,298
HSBC Holdings plc	999,538	8,953,558
ICAP plc	27,708	230,524
IMI plc	14,609	258,237
Imperial Tobacco Group plc	49,775	2,398,669
Inmarsat plc	22,336	321,299
InterContinental Hotels Group plc	12,164	490,431
International Consolidated Airlines Group S.A.*	46,364	360,582
International Game Technology plc*	96,222	1,708,903
Intertek Group plc	8,099	311,776
Intu Properties plc (REIT)	50,203	242,639
ITV plc	199,201	824,115
J Sainsbury plc	68,514	285,602
Johnson Matthey plc	10,658	508,755
Kingfisher plc	121,992	665,704
Land Securities Group plc (REIT)	41,113	777,770
Legal & General Group plc	309,038	1,208,599
Lloyds Banking Group plc	2,969,515	3,977,171
London Stock Exchange Group plc	12,601	469,244
Marks & Spencer Group plc	85,656	721,386
Meggitt plc	40,518	296,928
Melrose Industries plc	52,970	205,992
Merlin Entertainments plc§	35,451	237,905
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	6,724	283,013
Michael Kors Holdings Ltd. (New York Stock Exchange)*	912	38,386
National Grid plc	194,438	2,496,633
Next plc	7,553	884,140
Noble Corp. plc	9,187	141,388
Old Mutual plc	256,183	811,093
Pearson plc	42,660	807,706
Pentair plc	6,939	477,056
Persimmon plc*	15,941	494,684
Petrofac Ltd.	14,557	211,687
Prudential plc	380,731	9,167,776
Randgold Resources Ltd.	4,890	329,234
Reckitt Benckiser Group plc	33,586	2,896,127
Reed Elsevier N.V.	34,444	816,958
Reed Elsevier plc	58,776	955,841
Rexam plc	39,385	341,598
Rio Tinto Ltd.	22,425	929,983
Rio Tinto plc	66,175	2,717,971
Rolls-Royce Holdings plc*	96,641	1,321,070
Rolls-Royce Holdings plc, Class C*†	15,062,889	23,668
Royal Bank of Scotland Group plc*	132,466	731,602
Royal Mail plc	33,805	273,282
RSA Insurance Group plc	54,512	340,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SABMiller plc	50,419	$2,617,457
Sage Group plc	54,984	442,767
Schroders plc	6,225	310,646
Segro plc (REIT)	41,688	265,808
Severn Trent plc	12,270	401,201
Sky plc	53,697	874,932
Smith & Nephew plc	46,579	786,031
Smiths Group plc	20,121	356,935
Sports Direct International plc*	15,097	170,437
SSE plc	51,366	1,239,688
Standard Chartered plc	128,597	2,058,971
Standard Life plc	101,916	711,002
Subsea 7 S.A.*	12,828	125,573
Tate & Lyle plc	26,196	213,829
Taylor Wimpey plc	169,201	493,962
Tesco plc	422,448	1,410,846
Travis Perkins plc	12,940	429,005
Tullow Oil plc	47,243	252,161
Unilever N.V. (CVA)	84,719	3,528,141
Unilever plc	199,654	8,564,183
United Utilities Group plc	35,463	497,033
Vodafone Group plc	1,378,759	4,979,413
Weir Group plc	10,724	285,946
Whitbread plc	9,450	734,397
William Hill plc	45,608	288,868
WM Morrison Supermarkets plc	119,363	339,089
WPP plc	68,288	1,530,063

		144,100,132

United States (37.1%)
3M Co.	53,612	8,272,332
Abbott Laboratories	56,793	2,787,400
AbbVie, Inc.	65,597	4,407,462
ACADIA Pharmaceuticals, Inc.*	57,600	2,412,288
Adobe Systems, Inc.*	92,792	7,517,080
ADT Corp.	6,497	218,104
AES Corp.	26,034	345,211
Aetna, Inc.	76,285	9,723,286
Affiliated Managers Group, Inc.*	2,081	454,907
Aflac, Inc.	16,552	1,029,534
Agilent Technologies, Inc.	12,777	492,937
AGL Resources, Inc.	4,555	212,081
Air Products and Chemicals, Inc.	7,385	1,010,490
Airgas, Inc.	2,573	272,172
Akamai Technologies, Inc.*	6,805	475,125
Alcoa, Inc.	46,504	518,520
Alexion Pharmaceuticals, Inc.*	8,542	1,544,137
Allegheny Technologies, Inc.	4,186	126,417
Allergan plc*	14,971	4,543,100
Alliance Data Systems Corp.*	2,385	696,277
Allstate Corp.	15,603	1,012,167
Altera Corp.	167,529	8,577,485
Altria Group, Inc.	75,053	3,670,842
Amazon.com, Inc.*	14,567	6,323,389
Ameren Corp.	9,237	348,050
American Airlines Group, Inc.	26,429	1,055,442
American Electric Power Co., Inc.	18,626	986,619
American Express Co.	33,359	2,592,661

American International Group, Inc.	50,866	3,144,536
American Tower Corp. (REIT)	16,150	1,506,633
Ameriprise Financial, Inc.	6,948	868,014
AmerisourceBergen Corp.	7,937	844,021
AMETEK, Inc.	9,153	501,401
Amgen, Inc.	29,005	4,452,848
Amphenol Corp., Class A	11,802	684,162
Anadarko Petroleum Corp.	19,377	1,512,569
Analog Devices, Inc.	11,962	767,781
Anthem, Inc.	53,107	8,716,983
Apache Corp.	14,336	826,184
Apartment Investment & Management Co. (REIT), Class A	5,949	219,697
Apple, Inc.	219,769	27,564,527
Applied Materials, Inc.	47,105	905,358
Archer-Daniels-Midland Co.	23,666	1,141,175
Assurant, Inc.	2,610	174,870
AT&T, Inc.	198,100	7,036,512
Autodesk, Inc.*	8,626	431,947
Automatic Data Processing, Inc.	17,912	1,437,080
AutoNation, Inc.*	2,865	180,438
AutoZone, Inc.*	1,214	809,617
AvalonBay Communities, Inc. (REIT)	5,022	802,867
Avery Dennison Corp.	3,464	211,096
Baker Hughes, Inc.	16,531	1,019,963
Ball Corp.	5,227	366,674
Bank of America Corp.	400,629	6,818,706
Bank of New York Mellon Corp.	42,783	1,795,602
Baxter International, Inc.	20,762	1,451,887
BB&T Corp.	27,884	1,124,004
Becton, Dickinson and Co.	7,993	1,132,208
Bed Bath & Beyond, Inc.*	6,536	450,853
Berkshire Hathaway, Inc., Class B*	69,573	9,469,581
Best Buy Co., Inc.	11,078	361,254
Biogen, Inc.*	17,804	7,191,748
BioMarin Pharmaceutical, Inc.*	24,690	3,377,098
BlackRock, Inc.	4,825	1,669,353
Bluebird Bio, Inc.*	10,500	1,767,885
Boeing Co.	24,534	3,403,356
BorgWarner, Inc.	8,616	489,733
Boston Properties, Inc. (REIT)	5,828	705,421
Boston Scientific Corp.*	51,144	905,249
Bristol-Myers Squibb Co.	63,591	4,231,345
Broadcom Corp., Class A	20,737	1,067,748
Brown-Forman Corp., Class B	5,929	593,967
C.H. Robinson Worldwide, Inc.	5,568	347,388
C.R. Bard, Inc.	2,833	483,593
CA, Inc.	12,160	356,166
Cablevision Systems Corp. – New York Group, Class A	8,279	198,199
Cabot Oil & Gas Corp.	15,722	495,872
Cameron International Corp.*	7,403	387,695
Campbell Soup Co.	6,764	322,305
Capital One Financial Corp.	20,845	1,833,735
Cardinal Health, Inc.	12,638	1,057,169
CarMax, Inc.*	7,988	528,885

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Carnival Corp.	17,137	$846,396
Carnival plc	9,449	482,371
Caterpillar, Inc.	23,058	1,955,780
CBRE Group, Inc., Class A*	10,646	393,902
CBS Corp. (Non-Voting), Class B	17,273	958,651
Celgene Corp.*	30,257	3,501,794
Celldex Therapeutics, Inc.*	128,700	3,245,814
CenterPoint Energy, Inc.	16,358	311,293
CenturyLink, Inc.	21,552	633,198
Cerner Corp.*	11,705	808,347
CF Industries Holdings, Inc.	8,978	577,106
Charles Schwab Corp.	44,103	1,439,963
Chesapeake Energy Corp.	19,694	219,982
Chevron Corp.	71,736	6,920,372
Chipotle Mexican Grill, Inc.*	1,181	714,493
Chubb Corp.	8,781	835,424
Cigna Corp.	9,831	1,592,622
Cimarex Energy Co.	3,574	394,248
Cincinnati Financial Corp.	5,624	282,212
Cintas Corp.	3,623	306,470
Cisco Systems, Inc.	194,165	5,331,771
Citigroup, Inc.	241,169	13,322,182
Citrix Systems, Inc.*	6,100	427,976
Clorox Co.	4,991	519,164
Clovis Oncology, Inc.*	25,540	2,244,455
CME Group, Inc./Illinois	12,137	1,129,469
CMS Energy Corp.	10,483	333,779
Coach, Inc.	10,496	363,267
Coca-Cola Co.	149,647	5,870,652
Coca-Cola Enterprises, Inc.	8,233	357,642
Cognizant Technology Solutions Corp., Class A*	23,304	1,423,641
Colgate-Palmolive Co.	128,271	8,390,206
Comcast Corp., Class A	95,886	5,766,584
Comerica, Inc.	6,774	347,642
Computer Sciences Corp.	5,253	344,807
ConAgra Foods, Inc.	16,206	708,526
ConocoPhillips Co.	47,034	2,888,358
CONSOL Energy, Inc.	8,766	190,573
Consolidated Edison, Inc.	11,143	644,957
Constellation Brands, Inc., Class A	6,464	749,953
Corning, Inc.	48,011	947,257
Costco Wholesale Corp.	16,787	2,267,252
Crown Castle International Corp. (REIT)	12,875	1,033,862
CSX Corp.	37,682	1,230,317
Cummins, Inc.	6,407	840,534
CVS Health Corp.	43,043	4,514,350
D.R. Horton, Inc.	12,655	346,241
Danaher Corp.	23,492	2,010,680
Darden Restaurants, Inc.	4,822	342,748
DaVita HealthCare Partners, Inc.*	6,569	522,038
Deere & Co.	12,737	1,236,126
Delta Air Lines, Inc.	31,352	1,287,940
DENTSPLY International, Inc.	5,366	276,617
Devon Energy Corp.	14,702	874,622
Diamond Offshore Drilling, Inc.	2,565	66,203
DIRECTV*	19,203	1,781,846

Discover Financial Services	17,001	979,598
Discovery Communications, Inc., Class A*	5,653	188,019
Discovery Communications, Inc., Class C*	9,961	309,588
Dollar General Corp.	11,334	881,105
Dollar Tree, Inc.*	7,825	618,097
Dominion Resources, Inc.	22,640	1,513,937
Dover Corp.	6,208	435,677
Dow Chemical Co.	41,391	2,117,977
Dr. Pepper Snapple Group, Inc.	7,317	533,409
DTE Energy Co.	6,841	510,612
Duke Energy Corp.	26,381	1,863,026
Dun & Bradstreet Corp.	1,377	167,994
E*TRADE Financial Corp.*	10,992	329,210
E.I. du Pont de Nemours & Co.	34,542	2,208,961
Eastman Chemical Co.	5,657	462,856
Eaton Corp. plc	17,819	1,202,604
eBay, Inc.*	166,505	10,030,261
Ecolab, Inc.	10,246	1,158,515
Edison International	12,395	688,914
Edwards Lifesciences Corp.*	4,103	584,390
Electronic Arts, Inc.*	11,830	786,695
Eli Lilly & Co.	37,277	3,112,257
EMC Corp.	74,085	1,955,103
Emerson Electric Co.	69,977	3,878,825
Entergy Corp.	6,867	484,123
EOG Resources, Inc.	20,942	1,833,472
EQT Corp.	5,780	470,145
Equifax, Inc.	4,547	441,468
Equinix, Inc. (REIT)	2,177	552,958
Equity Residential (REIT)	13,840	971,153
Essex Property Trust, Inc. (REIT)	2,478	526,575
Estee Lauder Cos., Inc., Class A	8,487	735,483
Eversource Energy	12,054	547,372
Exelon Corp.	32,918	1,034,284
Expedia, Inc.	3,828	418,592
Expeditors International of Washington, Inc.	7,265	334,953
Express Scripts Holding Co.*	27,821	2,474,400
Exxon Mobil Corp.	159,546	13,274,227
F5 Networks, Inc.*	2,727	328,194
Facebook, Inc., Class A*	141,011	12,093,808
Family Dollar Stores, Inc.	3,667	288,996
Fastenal Co.	10,363	437,111
FedEx Corp.	10,064	1,714,906
Fidelity National Information Services, Inc.	10,846	670,283
Fifth Third Bancorp	31,101	647,523
First Solar, Inc.*	2,878	135,208
FirstEnergy Corp.	16,026	521,646
Fiserv, Inc.*	9,079	752,014
FLIR Systems, Inc.	5,281	162,760
Flowserve Corp.	5,121	269,672
Fluor Corp.	5,621	297,969
FMC Corp.	5,074	266,639
FMC Technologies, Inc.*	8,769	363,826
FNF Group	69,902	2,585,675
Ford Motor Co.	151,650	2,276,266
Fossil Group, Inc.*	1,686	116,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Franklin Resources, Inc.	14,904	$730,743
Freeport-McMoRan, Inc.	39,563	736,663
Frontier Communications Corp.	43,996	217,780
GameStop Corp., Class A	4,155	178,499
Gap, Inc.	10,102	385,593
General Dynamics Corp.	11,914	1,688,095
General Electric Co.	384,372	10,212,764
General Growth Properties, Inc. (REIT)	23,904	613,377
General Mills, Inc.	22,740	1,267,073
General Motors Co.	51,455	1,714,995
Genuine Parts Co.	5,810	520,169
Genworth Financial, Inc., Class A*	19,050	144,208
Gilead Sciences, Inc.	98,457	11,527,346
Goldman Sachs Group, Inc.	41,459	8,656,225
Goodyear Tire & Rubber Co.	10,292	310,304
Google, Inc., Class A*	20,061	10,833,742
Google, Inc., Class C*	19,866	10,340,452
H&R Block, Inc.	10,477	310,643
Halliburton Co.	32,477	1,398,784
Hanesbrands, Inc.	15,250	508,130
Harley-Davidson, Inc.	8,082	455,421
Harman International Industries, Inc.	2,715	322,922
Harris Corp.	4,702	361,631
Hartford Financial Services Group, Inc.	16,011	665,577
Hasbro, Inc.	4,237	316,885
HCA Holdings, Inc.*	11,064	1,003,726
HCP, Inc. (REIT)	17,530	639,319
Health Care REIT, Inc. (REIT)	13,399	879,376
Helmerich & Payne, Inc.	4,097	288,511
Henry Schein, Inc.*	3,189	453,221
Hershey Co.	5,630	500,113
Hess Corp.	9,343	624,860
Hewlett-Packard Co.	68,910	2,067,989
Home Depot, Inc.	49,553	5,506,825
Honeywell International, Inc.	29,838	3,042,581
Hormel Foods Corp.	5,126	288,953
Hospira, Inc.*	6,602	585,663
Host Hotels & Resorts, Inc. (REIT)	28,822	571,540
Hudson City Bancorp, Inc.	18,142	179,243
Humana, Inc.	5,690	1,088,383
Huntington Bancshares, Inc./Ohio	30,828	348,665
Illinois Tool Works, Inc.	12,905	1,184,550
Ingersoll-Rand plc	10,121	682,358
Intel Corp.	180,972	5,504,263
Intercontinental Exchange, Inc.	4,261	952,802
International Business Machines Corp.	34,965	5,687,407
International Flavors & Fragrances, Inc.	3,073	335,848
International Paper Co.	16,087	765,580
Interpublic Group of Cos., Inc.	15,773	303,946
Intuit, Inc.	71,200	7,174,824
Intuitive Surgical, Inc.*	1,408	682,176
Invesco Ltd.	16,512	619,035
Iron Mountain, Inc. (REIT)	7,117	220,627
J.B. Hunt Transport Services, Inc.	3,511	288,218

J.M. Smucker Co.	3,698	400,900
Jacobs Engineering Group, Inc.*	4,895	198,835
Johnson & Johnson	105,757	10,307,077
Johnson Controls, Inc.	24,975	1,237,012
Joy Global, Inc.	3,759	136,076
JPMorgan Chase & Co.	141,569	9,592,715
Juniper Networks, Inc.	13,406	348,154
Kansas City Southern	4,201	383,131
Kellogg Co.	9,632	603,926
Keurig Green Mountain, Inc.	4,406	337,632
KeyCorp	32,613	489,847
Kimberly-Clark Corp.	13,900	1,472,983
Kimco Realty Corp. (REIT)	15,700	353,878
Kinder Morgan, Inc.	66,168	2,540,190
KLA-Tencor Corp.	6,183	347,546
Kohl’s Corp.	7,549	472,643
Kraft Foods Group, Inc.	22,594	1,923,653
Kroger Co.	18,690	1,355,212
L Brands, Inc.	9,353	801,833
L-3 Communications Holdings, Inc.	3,139	355,900
Laboratory Corp. of America Holdings*	3,817	462,697
Lam Research Corp.	6,062	493,144
Legg Mason, Inc.	3,752	193,341
Leggett & Platt, Inc.	5,267	256,398
Lennar Corp., Class A	6,795	346,817
Leucadia National Corp.	12,002	291,409
Level 3 Communications, Inc.*	11,224	591,168
Lincoln National Corp.	9,737	576,625
Linear Technology Corp.	9,102	402,581
Lockheed Martin Corp.	10,204	1,896,924
Loews Corp.	11,360	437,474
Lowe’s Cos., Inc.	35,580	2,382,793
LyondellBasell Industries N.V., Class A	14,986	1,551,351
M&T Bank Corp.	5,057	631,771
Macerich Co. (REIT)	5,356	399,558
MacroGenics, Inc.*	4,360	165,549
Macy’s, Inc.	12,834	865,910
Mallinckrodt plc*	4,432	521,735
Marathon Oil Corp.	25,680	681,547
Marathon Petroleum Corp.	20,772	1,086,583
Marriott International, Inc., Class A	7,889	586,863
Marsh & McLennan Cos., Inc.	20,496	1,162,123
Martin Marietta Materials, Inc.	2,388	337,926
Masco Corp.	13,295	354,578
MasterCard, Inc., Class A	36,973	3,456,236
Mattel, Inc.	12,874	330,733
Maxim Integrated Products, Inc.	166,441	5,754,698
McCormick & Co., Inc. (Non-Voting)	4,866	393,903
McDonald’s Corp.	53,918	5,125,984
McGraw Hill Financial, Inc.	95,949	9,638,077
McKesson Corp.	8,857	1,991,142
Mead Johnson Nutrition Co.	7,697	694,423
MeadWestvaco Corp.	12,747	601,531
Medivation, Inc.*	12,967	1,480,831
Merck & Co., Inc.	107,776	6,135,688
MetLife, Inc.	42,501	2,379,631
Microchip Technology, Inc.	7,666	363,560
Micron Technology, Inc.*	40,983	772,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Microsoft Corp.	308,597	$13,624,558
Mohawk Industries, Inc.*	2,362	450,906
Molson Coors Brewing Co., Class B	6,083	424,654
Mondelez International, Inc., Class A	62,052	2,552,819
Monsanto Co.	18,163	1,935,994
Monster Beverage Corp.*	5,589	749,038
Moody’s Corp.	6,763	730,133
Morgan Stanley	58,646	2,274,878
Mosaic Co.	11,792	552,455
Motorola Solutions, Inc.	7,082	406,082
Murphy Oil Corp.	6,351	264,011
Mylan N.V.*	15,703	1,065,606
NASDAQ OMX Group, Inc.	4,499	219,596
National Oilwell Varco, Inc.	14,797	714,399
Navient Corp.	14,841	270,255
NetApp, Inc.	11,863	374,396
Netflix, Inc.*	2,313	1,519,502
Newell Rubbermaid, Inc.	10,317	424,132
Newfield Exploration Co.*	6,122	221,127
Newmont Mining Corp.	20,175	471,288
News Corp., Class A*	19,008	277,327
NextEra Energy, Inc.	16,943	1,660,922
Nielsen N.V.	14,119	632,108
NIKE, Inc., Class B	26,619	2,875,384
NiSource, Inc.	12,032	548,539
Noble Energy, Inc.	14,715	628,036
Nordstrom, Inc.	5,353	398,798
Norfolk Southern Corp.	11,694	1,021,588
Northern Trust Corp.	8,351	638,517
Northrop Grumman Corp.	7,393	1,172,752
NRG Energy, Inc.	12,895	295,038
Nucor Corp.	12,139	534,966
NVIDIA Corp.	19,649	395,141
Occidental Petroleum Corp.	29,311	2,279,516
Omnicom Group, Inc.	9,387	652,303
ONEOK, Inc.	7,931	313,116
Oracle Corp.	121,613	4,901,004
O’Reilly Automotive, Inc.*	3,867	873,865
Owens-Illinois, Inc.*	6,327	145,141
PACCAR, Inc.	13,487	860,605
Pall Corp.	4,058	505,018
Parker-Hannifin Corp.	5,291	615,502
Patterson Cos., Inc.	3,241	157,675
Paychex, Inc.	12,435	582,953
People’s United Financial, Inc.	11,828	191,732
Pepco Holdings, Inc.	9,660	260,240
PepsiCo, Inc.	56,308	5,255,789
PerkinElmer, Inc.	4,305	226,615
Pfizer, Inc.	234,900	7,876,197
PG&E Corp.	18,316	899,316
Philip Morris International, Inc.	59,096	4,737,726
Phillips 66	20,672	1,665,336
Pinnacle West Capital Corp.	4,209	239,450
Pioneer Natural Resources Co.	5,716	792,752
Pitney Bowes, Inc.	7,731	160,882
Plum Creek Timber Co., Inc. (REIT)	6,701	271,860
PNC Financial Services Group, Inc.	19,804	1,894,253
PPG Industries, Inc.	10,352	1,187,581

PPL Corp.	25,374	747,772
Praxair, Inc.	10,986	1,313,376
Precision Castparts Corp.	5,274	1,054,114
Priceline Group, Inc.*	1,976	2,275,107
Principal Financial Group, Inc.	10,407	533,775
Procter & Gamble Co.	103,494	8,097,371
Progressive Corp.	20,392	567,509
Prologis, Inc. (REIT)	19,992	741,703
Prudential Financial, Inc.	17,270	1,511,470
Public Service Enterprise Group, Inc.	19,257	756,415
Public Storage (REIT)	5,522	1,018,091
PulteGroup, Inc.	12,695	255,804
PVH Corp.	3,142	361,958
Qorvo, Inc.*	5,732	460,108
QUALCOMM, Inc.	62,164	3,893,331
Quanta Services, Inc.*	7,980	229,984
Quest Diagnostics, Inc.	5,505	399,223
Ralph Lauren Corp.	2,298	304,163
Range Resources Corp.	6,407	316,378
Raytheon Co.	11,691	1,118,595
Realty Income Corp. (REIT)	8,871	393,784
Red Hat, Inc.*	6,976	529,688
Regeneron Pharmaceuticals, Inc.*	2,877	1,467,644
Regions Financial Corp.	51,013	528,495
Republic Services, Inc.	9,539	373,643
Reynolds American, Inc.	15,857	1,183,918
Robert Half International, Inc.	5,127	284,548
Rockwell Automation, Inc.	5,156	642,644
Rockwell Collins, Inc.	5,059	467,199
Roper Technologies, Inc.	3,818	658,452
Ross Stores, Inc.	15,742	765,219
Royal Caribbean Cruises Ltd.	6,269	493,308
Ryder System, Inc.	2,026	177,012
Salesforce.com, Inc.*	23,258	1,619,455
Samsonite International S.A.	1,486,500	5,139,385
SanDisk Corp.	7,932	461,801
SCANA Corp.	5,440	275,536
Schlumberger Ltd.	48,509	4,180,991
Scripps Networks Interactive, Inc., Class A	3,706	242,261
Seagate Technology plc	12,108	575,130
Sealed Air Corp.	8,010	411,554
Sempra Energy	8,879	878,488
Sherwin-Williams Co.	3,022	831,110
Sigma-Aldrich Corp.	4,544	633,206
Simon Property Group, Inc. (REIT)	11,875	2,054,612
Skyworks Solutions, Inc.	7,260	755,766
SL Green Realty Corp. (REIT)	3,815	419,230
Snap-on, Inc.	2,212	352,261
Southern Co.	34,612	1,450,243
Southwest Airlines Co.	25,494	843,596
Southwestern Energy Co.*	14,633	332,608
Spectra Energy Corp.	25,531	832,311
St. Jude Medical, Inc.	42,377	3,096,487
Stanley Black & Decker, Inc.	5,865	617,233
Staples, Inc.	24,374	373,166
Starbucks Corp.	57,241	3,068,976
Starwood Hotels & Resorts Worldwide, Inc.	6,530	529,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

State Street Corp.	15,705	$1,209,285
Stericycle, Inc.*	3,232	432,797
Stryker Corp.	11,383	1,087,873
SunTrust Banks, Inc./Georgia	19,693	847,193
Symantec Corp.	25,951	603,361
Sysco Corp.	22,725	820,372
T. Rowe Price Group, Inc.	10,024	779,166
Target Corp.	24,357	1,988,262
TECO Energy, Inc.	8,969	158,393
TEGNA, Inc.	8,634	276,892
Tenet Healthcare Corp.*	3,724	215,545
Teradata Corp.*	5,521	204,277
Tesoro Corp.	4,758	401,623
Texas Instruments, Inc.	39,688	2,044,329
Textron, Inc.	10,534	470,132
Theravance, Inc.	73,796	1,333,494
Thermo Fisher Scientific, Inc.	15,185	1,970,406
Tiffany & Co.	52,201	4,792,052
Time Warner Cable, Inc.	10,784	1,921,385
Time Warner, Inc.	31,457	2,749,656
TJX Cos., Inc.	25,969	1,718,369
Torchmark Corp.	4,836	281,552
Total System Services, Inc.	6,298	263,067
Tractor Supply Co.	5,182	466,069
Travelers Cos., Inc.	12,223	1,181,475
TripAdvisor, Inc.*	4,254	370,694
Twenty-First Century Fox, Inc., Class A	67,499	2,196,755
Tyco International plc	15,981	614,949
Tyson Foods, Inc., Class A	11,118	473,960
U.S. Bancorp/Minnesota	67,752	2,940,437
Under Armour, Inc., Class A*	6,435	536,936
Union Pacific Corp.	33,402	3,185,549
United Parcel Service, Inc., Class B	66,687	6,462,637
United Rentals, Inc.*	3,671	321,653
United Technologies Corp.	31,582	3,503,391
UnitedHealth Group, Inc.	36,335	4,432,870
Universal Health Services, Inc., Class B	3,464	492,234
Unum Group	9,605	343,379
Urban Outfitters, Inc.*	3,801	133,035
Valero Energy Corp.	19,403	1,214,628
Varian Medical Systems, Inc.*	3,808	321,129
Ventas, Inc. (REIT)	11,996	744,832
VeriSign, Inc.*	4,001	246,942
Verizon Communications, Inc.	155,584	7,251,770
Vertex Pharmaceuticals, Inc.*	33,771	4,170,043
VF Corp.	13,024	908,294
Viacom, Inc., Class B	13,629	880,979
Visa, Inc., Class A	73,742	4,951,775
Vornado Realty Trust (REIT)	6,648	631,095
Vulcan Materials Co.	5,027	421,916
W.W. Grainger, Inc.	2,289	541,692
Walgreens Boots Alliance, Inc.	33,288	2,810,839
Wal-Mart Stores, Inc.	60,200	4,269,986
Walt Disney Co.	123,702	14,119,346
Waste Management, Inc.	16,244	752,909
Waters Corp.*	3,160	405,681
WEC Energy Group, Inc.	12,008	539,994
Wells Fargo & Co.	178,751	10,052,956

Western Digital Corp.	8,262	647,906
Western Union Co.	19,844	403,429
Weyerhaeuser Co. (REIT)	19,751	622,156
Whirlpool Corp.	3,011	521,054
Whole Foods Market, Inc.	13,725	541,314
Williams Cos., Inc.	25,752	1,477,907
Wyndham Worldwide Corp.	4,573	374,574
Wynn Resorts Ltd.	3,083	304,200
Xcel Energy, Inc.	19,251	619,497
Xerox Corp.	39,761	423,057
Xilinx, Inc.	9,915	437,846
Xylem, Inc.	6,969	258,341
Yahoo!, Inc.*	33,295	1,308,161
Yum! Brands, Inc.	40,383	3,637,701
Zimmer Biomet Holdings, Inc.	39,671	4,333,263
Zions Bancorp	7,729	245,280
Zoetis, Inc.	19,052	918,687

		838,319,388

Total Common Stocks (90.1%) (Cost $1,323,728,318)		2,032,588,973

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	9,969,834	125,249

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.1%)
iShares® MSCI Frontier 100 ETF (Cost $2,639,669)	68,529	2,005,844

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	533	2,810

Spain (0.0%)
Repsol S.A., expiring 7/3/15*	162,216	84,094

Total Rights (0.0%) (Cost $—)		86,904

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	70,768,525	70,768,525

Total Short-Term Investments (3.1%) (Cost $70,768,525)		70,768,525

Total Investments (93.3%) (Cost $1,397,136,512)		2,105,575,495
Other Assets Less Liabilities (6.7%)		151,305,099

Net Assets (100%)		$2,256,880,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

*	Non-income producing.
†	Securities (totaling $1,516,611 or 0.1% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $1,656,914 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $1,102,796 or 0.0% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,268,010	$—	$—	$2,477,418	$88,429	$—

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,077	September-15	$40,743,191	$41,255,826	$512,635
FTSE 100 Index	253	September-15	26,356,195	25,815,354	(540,841)
S&P 500 E-Mini Index	1,046	September-15	109,783,097	107,445,120	(2,337,977)
SPI 200 Index	100	September-15	10,591,949	10,410,138	(181,811)
TOPIX Index	201	September-15	27,032,541	26,778,650	(253,891)

					$(2,801,885)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	1,192	$915,717	$918,317	$(2,600)
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	1,720	2,701,000	2,684,507	16,493
European Union Euro vs. U.S. Dollar, expiring 9/18/15	Citibank N.A.	12,000	13,393,200	13,539,228	(146,028)
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	330,337	2,702,019	2,678,350	23,669

					$(108,466)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/23/15	UBS AG	8,353	$9,392,323	$9,315,398	$76,925
European Union Euro vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	8,068	9,092,758	9,004,695	88,063
Japanese Yen vs. U.S. Dollar, expiring 7/16/15	State Street Bank & Trust	178,986	1,448,719	1,462,736	(14,017)
Japanese Yen vs. U.S. Dollar, expiring 7/16/15	State Street Bank & Trust	5,365	43,647	43,846	(199)

					$150,772

					$42,306

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 9,323,278, BRL 11, CHF 14,874, DKK 2,962, EUR 36,502,227, GBP 23,183,199, HKD 49,422, HUF 23, ILS 24,771, INR 20,662, JPY 24,540,984, KRW 1, MXN 1, NOK 28,643, NZD 12,387, SEK 22,779 and SGD 63,814.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$114,707,496	$151,129,933	$—	(c)	$265,837,429
Consumer Staples	89,721,248	102,933,397	—		192,654,645
Energy	57,732,492	51,731,612	—		109,464,104
Financials	164,892,126	297,395,279	9,698		462,297,103
Health Care	156,189,197	100,395,564	1,460,357		258,045,118
Industrials	89,444,114	127,574,695	46,556		217,065,365
Information Technology	191,236,797	115,687,154	—		306,923,951
Materials	29,208,240	65,240,355	—		94,448,595
Telecommunication Services	18,007,231	62,415,299	—		80,422,530
Utilities	19,675,747	25,754,386	—		45,430,133
Forward Currency Contracts	—	205,150	—		205,150
Futures	512,635	—	—		512,635
Investment Companies
Exchange Traded Funds (ETFs)	2,005,844	—	—		2,005,844
Preferred Stocks
Consumer Discretionary	—	125,249	—		125,249
Rights
Consumer Discretionary	—	2,810	—		2,810
Energy	—	84,094	—		84,094
Short-Term Investments	70,768,525	—	—		70,768,525

Total Assets	$1,004,101,692	$1,100,674,977	$1,516,611		$2,106,293,280

Liabilities:
Forward Currency Contracts	$—	$(162,844)	$—		$(162,844)
Futures	(3,314,520)	—	—		(3,314,520)

Total Liabilities	$(3,314,520)	$(162,844)	$—		$(3,477,364)

Total	$1,000,787,172	$1,100,512,133	$1,516,611		$2,102,815,916

(a)	Securities with a market value of $25,876,231 transferred from Level 2 to Level 1 at the end of the period due to securities no longer valued using fair value factors based on third party vendor modeling tools.
(b)	A security with a market value of $1,460,357 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(c)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$205,150
Equity contracts	Receivables, Net assets – Unrealized appreciation	512,635	*

Total		$717,785

	Liability Derivatives
Foreign exchange contracts	Payables	$(162,844)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,314,520	)*

Total		$(3,477,364)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(294,427)	$(294,427)
Equity contracts	11,170,555	—	11,170,555

Total	$11,170,555	$(294,427)	$10,876,128

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$116,339	$116,339
Equity contracts	(5,919,980)	—	(5,919,980)

Total	$(5,919,980)	$116,339	$(5,803,641)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $27,457,000 and futures contracts with an average notional balance of approximately $212,897,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Credit Suisse	$16,493	$—	$—	$16,493
HSBC Bank plc	111,732	(2,600)	—	109,132
UBS AG	76,925	—	—	76,925

Total	$205,150	$(2,600)	$—	$202,550

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$2,600	$(2,600)	$—	$—
Citibank N.A.	146,028	—	—	146,028
State Street Bank & Trust	14,216	—	—	14,216

Total	$162,844	$(2,600)	$—	$160,244

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$146,944,931
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,134,205

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$774,299,236
Aggregate gross unrealized depreciation	(73,588,345)

Net unrealized appreciation	$700,710,891

Federal income tax cost of investments	$1,404,864,604

For the six months ended June 30, 2015, the Portfolio incurred approximately $6,165 as brokerage commissions with Morgan Stanley & Co., Inc. and $1,438 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,339,273)	$2,477,418
Unaffiliated Issuers (Cost $1,394,797,239)	2,103,098,077
Cash	43,247,884
Foreign cash (Cost $101,846,927)	93,790,038
Cash held as collateral at broker	11,524,398
Dividends, interest and other receivables	6,094,620
Receivable for securities sold	1,778,110
Unrealized appreciation on forward foreign currency contracts	205,150
Receivable from Separate Accounts for Trust shares sold	66,153
Other assets	49,881

Total assets	2,262,331,729

LIABILITIES
Investment management fees payable	1,359,555
Due to broker for futures variation margin	1,317,860
Payable for securities purchased	943,545
Payable to Separate Accounts for Trust shares redeemed	796,672
Distribution fees payable – Class IB	346,931
Administrative fees payable	233,796
Unrealized depreciation on forward foreign currency contracts	162,844
Distribution fees payable – Class IA	9,088
Trustees’ fees payable	7,303
Accrued expenses	273,541

Total liabilities	5,451,135

NET ASSETS	$2,256,880,594

Net assets were comprised of:
Paid in capital	$1,906,017,273
Accumulated undistributed net investment income (loss)	12,831,357
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(359,473,240)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	697,505,204

Net assets	$2,256,880,594

Class IA
Net asset value, offering and redemption price per share, $43,293,119 / 2,788,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.53

Class IB
Net asset value, offering and redemption price per share, $1,654,948,054 / 106,824,535 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.49

Class K
Net asset value, offering and redemption price per share, $558,639,421 / 35,935,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($88,429 of dividend income received from affiliates) (net of $2,360,469 foreign withholding tax)	$30,605,180
Interest	74,607

Total income	30,679,787

EXPENSES
Investment management fees	8,210,652
Distribution fees – Class IB	2,097,154
Administrative fees	1,412,815
Custodian fees	360,674
Printing and mailing expenses	59,251
Distribution fees – Class IA	54,861
Professional fees	43,843
Trustees’ fees	26,384
Miscellaneous	90,835

Total expenses	12,356,469

NET INVESTMENT INCOME (LOSS)	18,323,318

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	8,194,297
Futures	11,170,555
Foreign currency transactions	(2,376,417)

Net realized gain (loss)	16,988,435

Change in unrealized appreciation (depreciation) on:
Investments ($209,408 of change in unrealized appreciation (depreciation) from affiliates)	65,681,107
Futures	(5,919,980)
Foreign currency translations	2,145,629

Net change in unrealized appreciation (depreciation)	61,906,756

NET REALIZED AND UNREALIZED GAIN (LOSS)	78,895,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,218,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,323,318	$28,129,309
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	16,988,435	127,746,491
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	61,906,756	(110,639,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,218,509	45,236,480

DIVIDENDS:
Dividends from net investment income
Class IA	—	(438,559)
Class IB	—	(16,672,028)
Class K	—	(6,988,832)

TOTAL DIVIDENDS:	—	(24,099,419)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 89,877 and 291,651 shares, respectively ]	1,402,184	4,403,417
Capital shares issued in reinvestment of dividends [ 0 and 29,295 shares, respectively ]	—	438,559
Capital shares repurchased [ (250,594) and (512,183) shares, respectively ]	(3,886,465)	(7,636,038)

Total Class IA transactions	(2,484,281)	(2,794,062)

Class IB
Capital shares sold [ 1,511,694 and 2,328,412 shares, respectively ]	23,528,334	35,129,388
Capital shares issued in reinvestment of dividends [ 0 and 1,116,203 shares, respectively ]	—	16,672,028
Capital shares repurchased [ (7,237,508) and (18,643,129) shares, respectively ]	(111,559,093)	(279,771,417)

Total Class IB transactions	(88,030,759)	(227,970,001)

Class K
Capital shares sold [ 114,526 and 4,411,259 shares, respectively ]	1,775,092	65,145,423
Capital shares issued in reinvestment of dividends [ 0 and 466,915 shares, respectively ]	—	6,988,832
Capital shares repurchased [ (1,661,343) and (8,876,159) shares, respectively ]	(25,719,394)	(133,285,505)

Total Class K transactions	(23,944,302)	(61,151,250)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(114,459,342)	(291,915,313)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,240,833)	(270,778,252)
NET ASSETS:
Beginning of period	2,274,121,427	2,544,899,679

End of period (a)	$2,256,880,594	$2,274,121,427

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,831,357	$(5,491,961)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.89	$14.79	$12.39	$10.74	$12.50	$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.16	0.11	0.13	0.20	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.52	0.09	2.41	1.69	(1.71)	1.18

Total from investment operations	0.64	0.25	2.52	1.82	(1.51)	1.31

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.17)	(0.25)	(0.16)

Net asset value, end of period	$15.53	$14.89	$14.79	$12.39	$10.74	$12.50

Total return (b)	4.30%	1.68%	20.33%	16.99%	(12.07)%	11.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,293	$43,910	$46,440	$40,407	$40,714	$692,623
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.14%	1.16%	1.19%	1.19%	0.92%	0.91%
After reimbursements and fees paid indirectly (a)(f)	1.14%	1.16%	1.19%	1.19%	0.92%	0.91%
Before reimbursements and fees paid indirectly (a)(f)	1.14%	1.16%	1.19%	1.19%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	1.54%	1.09%	0.78%	1.11%	1.55%	1.13%
After reimbursements and fees paid indirectly (a)(f)	1.54%	1.09%	0.78%	1.11%	1.55%	1.13%
Before reimbursements and fees paid indirectly (a)(f)	1.54%	1.09%	0.78%	1.11%	1.54%	1.12%
Portfolio turnover rate (z)^	7%	11%	14%	14%	18%	21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$14.86	$14.76	$12.36	$10.71	$12.47		$11.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.17	0.10	0.13	0.13		0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.51	0.08	2.41	1.69	(1.67)		1.18

Total from investment operations	0.63	0.25	2.51	1.82	(1.54)		1.28

Less distributions:
Dividends from net investment income	—	(0.15)	(0.11)	(0.17)	(0.22)		(0.13)

Net asset value, end of period	$15.49	$14.86	$14.76	$12.36	$10.71		$12.47

Total return (b)	4.24%	1.68%	20.37%	17.03%	(12.32)%		11.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,654,948	$1,672,122	$1,885,003	$1,479,647	$1,428,266		$1,883,475
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.14%	1.16%	1.19%	1.19%	1.17%		1.16%
After reimbursements and fees paid indirectly (a)(f)	1.14%	1.16%	1.19%	1.19%	1.17%		1.16%
Before reimbursements and fees paid indirectly (a)(f)	1.14%	1.16%	1.19%	1.19%	1.17	%(c)	1.16%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	1.54%	1.11%	0.76%	1.11%	1.09%		0.87%
After reimbursements and fees paid indirectly (a)(f)	1.54%	1.11%	0.76%	1.11%	1.09%		0.87%
Before reimbursements and fees paid indirectly (a)(f)	1.54%	1.11%	0.76%	1.11%	1.09%		0.86%
Portfolio turnover rate (z)^	7%	11%	14%	14%	18%		21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$14.89	$14.79	$12.39	$10.74	$11.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.20	0.14	0.16	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.52	0.09	2.41	1.69	(0.28)

Total from investment operations	0.66	0.29	2.55	1.85	(0.25)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.15)	(0.20)	(0.22)

Net asset value, end of period	$15.55	$14.89	$14.79	$12.39	$10.74

Total return (b)	4.43%	1.94%	20.63%	17.29%	(2.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$558,639	$558,089	$613,457	$594,125	$559,902
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.89%	0.91%	0.94%	0.94%	0.95%
After reimbursements and fees paid indirectly (a)(f)	0.89%	0.91%	0.94%	0.94%	0.95%
Before reimbursements and fees paid indirectly (a)(f)	0.89%	0.91%	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	1.79%	1.36%	1.04%	1.37%	0.83%
After reimbursements and fees paid indirectly (a)(f)	1.79%	1.36%	1.04%	1.37%	0.83%
Before reimbursements and fees paid indirectly (a)(f)	1.79%	1.36%	1.04%	1.37%	0.83%
Portfolio turnover rate (z)^	7%	11%	14%	14%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$ 345,415,364	17.8%
Industrials	199,388,354	10.3
Health Care	196,489,459	10.1
Consumer Staples	183,013,214	9.4
Consumer Discretionary	175,294,117	9.1
Exchange Traded Funds	165,036,438	8.5
Materials	143,132,551	7.4
Energy	134,651,613	7.0
Information Technology	102,829,729	5.3
Telecommunication Services	54,302,274	2.8
Utilities	36,577,136	1.9
Investment Companies	5,264,481	0.3
Cash and Other	195,056,763	10.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,042.00	$5.13
Hypothetical (5% average return before expenses)	1,000.00	1,019.77	5.07
Class IB
Actual	1,000.00	1,041.90	5.13
Hypothetical (5% average return before expenses)	1,000.00	1,019.77	5.07
Class K
Actual	1,000.00	1,043.00	3.86
Hypothetical (5% average return before expenses)	1,000.00	1,021.01	3.82

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.01%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.4%)
AGL Energy Ltd.	52,001	$623,887
Alumina Ltd.	188,992	223,100
Amcor Ltd.	92,740	981,715
AMP Ltd.	227,317	1,055,826
APA Group	87,637	557,159
Aristocrat Leisure Ltd.	41,406	244,393
Asciano Ltd.	71,096	364,780
ASX Ltd.	15,586	479,813
Aurizon Holdings Ltd.	163,235	646,092
AusNet Services	171,745	184,851
Australia & New Zealand Banking Group Ltd.	212,580	5,281,318
Bank of Queensland Ltd.	30,311	298,645
Bendigo & Adelaide Bank Ltd.	36,037	340,881
BHP Billiton Ltd.	696,827	14,543,077
BHP Billiton Ltd. (ADR)	49,852	2,029,475
BHP Billiton plc	162,324	3,185,594
Boral Ltd.	64,100	289,320
Brambles Ltd.	272,635	2,229,726
Caltex Australia Ltd.	20,751	509,932
CIMIC Group Ltd.	7,662	128,578
Coca-Cola Amatil Ltd.	41,361	291,995
Cochlear Ltd.	4,186	258,861
Commonwealth Bank of Australia	124,607	8,184,443
Computershare Ltd.	34,707	313,573
Crown Resorts Ltd.	26,242	247,014
CSL Ltd.	36,422	2,429,927
Dexus Property Group (REIT)	73,795	415,637
Federation Centres (REIT)	258,691	582,812
Flight Centre Travel Group Ltd.	3,821	100,559
Fortescue Metals Group Ltd.	112,258	165,430
Goodman Group (REIT)	134,730	651,772
GPT Group (REIT)	135,608	447,809
Harvey Norman Holdings Ltd.	34,572	120,300
Healthscope Ltd.	95,635	200,701
Iluka Resources Ltd.	30,688	181,842
Incitec Pivot Ltd.	135,627	402,876
Insurance Australia Group Ltd.	179,965	774,794
Lend Lease Group	43,780	507,690
Macquarie Group Ltd.	22,435	1,409,011
Medibank Pvt Ltd.*	225,975	350,445
Mirvac Group (REIT)	298,087	425,480
National Australia Bank Ltd.	200,960	5,164,738
Newcrest Mining Ltd.*	60,219	604,935
Oil Search Ltd.	138,680	762,900
Orica Ltd.	29,552	485,202
Origin Energy Ltd.	85,026	785,254
Platinum Asset Management Ltd.	16,485	95,138
Qantas Airways Ltd.*	38,686	94,320
QBE Insurance Group Ltd.	104,903	1,106,421
Ramsay Health Care Ltd.	10,872	515,628
REA Group Ltd.	3,303	99,924
Santos Ltd.	78,099	471,814
Scentre Group (REIT)	409,199	1,183,941
Seek Ltd.	23,177	251,424
Sonic Healthcare Ltd.	30,720	506,512
South32 Ltd.*	859,150	1,186,550
South32 Ltd. (ADR)*	1	5

Stockland Corp., Ltd. (REIT)	181,510	574,181
Suncorp Group Ltd.	98,882	1,024,607
Sydney Airport	84,781	325,756
Tabcorp Holdings Ltd.	59,515	208,931
Tatts Group Ltd.	117,676	337,750
Telstra Corp., Ltd.	328,861	1,557,919
TPG Telecom Ltd.	19,853	137,399
Transurban Group	147,136	1,055,762
Treasury Wine Estates Ltd.	47,181	181,648
Wesfarmers Ltd.	86,366	2,600,791
Westfield Corp. (REIT)	151,726	1,067,625
Westpac Banking Corp.	239,802	5,948,368
Woodside Petroleum Ltd.	56,990	1,505,115
Woolworths Ltd.	97,080	2,019,360
WorleyParsons Ltd.	15,240	122,405

		84,643,456

Austria (0.6%)
Andritz AG	6,084	336,764
Conwert Immobilien Invest SE*	141,334	1,791,528
Erste Group Bank AG*	117,048	3,324,257
OMV AG	10,677	293,772
Raiffeisen Bank International AG*	11,772	171,268
Schoeller-Bleckmann Oilfield Equipment AG	39,460	2,385,685
voestalpine AG	83,821	3,488,408

		11,791,682

Belgium (0.8%)
Ageas	15,976	615,454
Anheuser-Busch InBev N.V.	61,801	7,406,626
Colruyt S.A.	5,385	241,129
Delhaize Group S.A.	7,994	660,031
Groupe Bruxelles Lambert S.A.	6,472	520,945
KBC Groep N.V.	61,397	4,102,800
Proximus S.A.	11,117	392,511
Solvay S.A.	4,690	645,215
Telenet Group Holding N.V.*	3,785	205,879
UCB S.A.	9,717	697,537
Umicore S.A.	7,465	353,950

		15,842,077

Bermuda (0.7%)
Everest Reinsurance Group Ltd.	31,864	5,799,567
Nabors Industries Ltd.	535,359	7,725,230
Seadrill Ltd.	31,245	325,583

		13,850,380

Brazil (0.5%)
Ambev S.A. (ADR)	209,857	1,280,128
Banco Bradesco S.A. (ADR)	184,690	1,691,760
Banco do Brasil S.A.	221,000	1,716,622
Lojas Renner S.A.	20,702	756,408
M Dias Branco S.A.	19,669	518,058
Qualicorp S.A.	298,100	1,878,286
Vale S.A. (ADR)	194,611	1,146,259

		8,987,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Canada (3.2%)
Agrium, Inc.	33,025	$3,498,999
Brookfield Asset Management, Inc., Class A	121,513	4,244,449
Canadian National Railway Co.	282,213	16,297,801
Canadian Natural Resources Ltd.	224,752	6,104,264
Canadian Pacific Railway Ltd. (New York Stock Exchange)	12,035	1,928,368
Canadian Pacific Railway Ltd. (Toronto Stock Exchange)	63,257	10,130,236
Cenovus Energy, Inc.	38,151	610,798
Dollarama, Inc.	8,185	496,080
Finning International, Inc.	40,822	767,741
Loblaw Cos., Ltd.	32,995	1,666,393
Potash Corp. of Saskatchewan, Inc.	150,472	4,659,934
Rogers Communications, Inc., Class B	44,199	1,570,390
Suncor Energy, Inc. (New York Stock Exchange)	282,537	7,775,418
Suncor Energy, Inc. (Toronto Stock Exchange)	44,259	1,218,983

		60,969,854

China (0.9%)
Anhui Conch Cement Co., Ltd., Class H	819,500	2,875,605
China Oilfield Services Ltd., Class H	1,789,500	2,853,393
Guangzhou Automobile Group Co., Ltd., Class H	1,294,068	1,198,652
Industrial & Commercial Bank of China Ltd., Class H	3,186,135	2,531,957
Mindray Medical International Ltd. (ADR)	97,484	2,778,294
Want Want China Holdings Ltd.	1,361,000	1,439,738
Weichai Power Co., Ltd., Class H	814,080	2,714,808
Yangzijiang Shipbuilding Holdings Ltd.	143,834	151,112

		16,543,559

Colombia (0.1%)
Bancolombia S.A. (ADR)	44,713	1,922,659

Czech Republic (0.1%)
Komercni Banka A/S	9,251	2,050,744

Denmark (1.3%)
A. P. Moller – Maersk A/S, Class A	274	481,104
A. P. Moller – Maersk A/S, Class B	549	994,318
Carlsberg A/S, Class B	42,118	3,823,531
Chr Hansen Holding A/S	28,594	1,395,111
Coloplast A/S, Class B	8,596	564,041
Danske Bank A/S	54,263	1,595,804
DSV A/S	14,372	465,615
ISS A/S	11,416	376,672
Novo Nordisk A/S, Class B	212,703	11,588,863
Novozymes A/S, Class B	18,397	874,503
Pandora A/S	8,862	952,163

TDC A/S	64,375	472,045
Tryg A/S	9,510	198,246
Vestas Wind Systems A/S	17,222	859,569
William Demant Holding A/S*	1,806	137,773

		24,779,358

Finland (0.4%)
Elisa Oyj	11,826	374,827
Fortum Oyj	34,138	606,656
Kone Oyj, Class B	24,113	978,518
Metso Oyj	8,139	223,578
Neste Oyj	9,664	246,292
Nokia Oyj	282,684	1,919,265
Nokian Renkaat Oyj	9,818	307,681
Orion Oyj, Class B	7,351	257,167
Sampo Oyj, Class A	34,358	1,618,345
Stora Enso Oyj, Class R	45,273	466,619
UPM-Kymmene Oyj	41,021	725,771
Wartsila Oyj Abp	10,632	498,067

		8,222,786

France (6.8%)
Accor S.A.	16,123	813,716
Aeroports de Paris S.A.	2,136	241,347
Air Liquide S.A.	46,270	5,852,217
Airbus Group SE	45,238	2,935,235
Alcatel-Lucent*	216,279	787,976
Alstom S.A.*	17,304	490,965
Arkema S.A.	5,304	382,168
Atos SE	6,620	494,333
AXA S.A.‡	150,160	3,788,395
BNP Paribas S.A.	81,395	4,913,745
Bollore S.A.	37,300	198,563
Bouygues S.A.	15,498	579,416
Bureau Veritas S.A.	20,384	469,501
Cap Gemini S.A.	11,945	1,056,961
Carrefour S.A.	43,918	1,406,188
Casino Guichard Perrachon S.A.	4,764	360,892
Christian Dior SE	4,234	826,520
Cie de Saint-Gobain	36,707	1,647,961
Cie Generale des Etablissements Michelin	14,274	1,495,698
CNP Assurances S.A.	11,686	195,162
Credit Agricole S.A.	79,203	1,177,915
Danone S.A.	135,369	8,751,626
Dassault Systemes S.A.	34,851	2,534,034
Edenred	16,635	411,062
Electricite de France S.A.	19,631	437,712
Essilor International S.A.	30,306	3,615,171
Eurazeo S.A.	3,350	221,657
Eutelsat Communications S.A.	13,083	422,253
Fonciere des Regions (REIT)	2,250	191,191
GDF Suez S.A.	112,299	2,083,270
Gecina S.A. (REIT)	2,668	328,822
Groupe Eurotunnel SE (Registered)	37,159	538,133
Hermes International	2,029	756,876
ICADE (REIT)	2,591	185,042
Iliad S.A.	2,038	451,800
Imerys S.A.	2,572	196,703
J.C. Decaux S.A.	6,334	264,311
Kering	11,665	2,082,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Klepierre S.A. (REIT)	13,389	$588,934
Lafarge S.A.	14,365	948,718
Lagardere S.C.A.	8,377	244,311
Legrand S.A.	42,630	2,393,412
L’Oreal S.A.	38,329	6,836,974
LVMH Moet Hennessy Louis Vuitton SE	55,832	9,781,692
Natixis S.A.	73,540	529,220
Numericable- SFR*	7,819	414,450
Orange S.A.	142,506	2,194,034
Pernod-Ricard S.A.	57,861	6,682,856
Peugeot S.A.*	33,250	683,733
Publicis Groupe S.A.	14,447	1,068,166
Remy Cointreau S.A.	1,761	126,924
Renault S.A.	14,774	1,538,702
Rexel S.A.	22,442	361,782
Safran S.A.	22,436	1,520,527
Sanofi S.A.	91,260	8,977,644
Schneider Electric SE	89,344	6,168,547
SCOR SE	12,476	440,146
Societe BIC S.A.	2,368	377,515
Societe Generale S.A.	112,209	5,237,778
Sodexo S.A.	34,446	3,271,093
Suez Environnement Co. S.A.	22,887	425,727
Technip S.A.	7,406	458,405
Thales S.A.	7,948	479,902
Total S.A.	164,509	7,990,862
Unibail-Rodamco SE (REIT)	7,537	1,904,875
Valeo S.A.	6,108	962,523
Vallourec S.A.	7,638	155,999
Veolia Environnement S.A.	34,573	704,964
Vinci S.A.	36,314	2,100,344
Vivendi S.A.	88,394	2,229,604
Wendel S.A.	2,311	283,277
Zodiac Aerospace	15,503	504,679

		132,175,563

Germany (5.9%)
adidas AG	16,080	1,230,674
Allianz SE (Registered)	35,123	5,470,216
Axel Springer SE	3,922	205,898
BASF SE	132,544	11,646,969
Bayer AG (Registered)	105,324	14,742,139
Bayerische Motoren Werke (BMW) AG	25,447	2,785,326
Bayerische Motoren Werke (BMW) AG (Preference) (q)	3,847	325,651
Beiersdorf AG	7,914	662,954
Brenntag AG	67,623	3,877,282
Commerzbank AG*	81,813	1,045,714
Continental AG	8,455	2,000,681
Daimler AG (Registered)	74,001	6,735,301
Deutsche Annington Immobilien SE	34,458	971,912
Deutsche Bank AG (Registered)	106,004	3,184,912
Deutsche Boerse AG	14,834	1,227,923
Deutsche Lufthansa AG (Registered)*	20,315	261,926
Deutsche Post AG (Registered)	74,469	2,175,585
Deutsche Telekom AG (Registered)	244,007	4,202,882

Deutsche Wohnen AG	22,651	519,064
E.ON SE	153,787	2,048,821
Evonik Industries AG	7,163	273,310
Fraport AG Frankfurt Airport Services Worldwide	3,329	209,097
Fresenius Medical Care AG & Co. KGaA	47,409	3,913,304
Fresenius SE & Co. KGaA	29,155	1,870,574
Fuchs Petrolub SE (Preference) (q)	5,196	219,459
GEA Group AG	14,215	634,062
Hannover Rueck SE	4,378	423,606
HeidelbergCement AG	10,884	863,093
Henkel AG & Co. KGaA	8,386	799,257
Henkel AG & Co. KGaA (Preference) (q)	13,693	1,535,723
Hugo Boss AG	5,141	574,577
Infineon Technologies AG	86,675	1,075,488
K+S AG (Registered)	14,711	619,695
Kabel Deutschland Holding AG*	1,635	218,734
Lanxess AG	6,607	389,578
Linde AG	34,458	6,526,794
MAN SE	3,044	313,535
Merck KGaA	9,933	989,777
Metro AG	11,342	357,590
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,292	2,356,155
OSRAM Licht AG	6,465	309,598
Porsche Automobil Holding SE (Preference) (q)	11,769	991,529
ProSiebenSat.1 Media AG (Registered)	16,816	830,506
RWE AG	37,612	808,654
SAP SE	98,119	6,847,687
Siemens AG (Registered)	60,939	6,138,184
Symrise AG	48,288	2,996,932
Telefonica Deutschland Holding AG	40,832	235,346
ThyssenKrupp AG	31,934	830,764
TUI AG	35,036	567,018
United Internet AG (Registered)	9,928	441,346
Volkswagen AG	2,722	629,836
Volkswagen AG (Preference) (q)	12,495	2,897,450

		114,010,088

Hong Kong (2.1%)
AIA Group Ltd.	1,719,452	11,257,386
ASM Pacific Technology Ltd.	17,607	174,445
Bank of East Asia Ltd.	90,427	395,466
BOC Hong Kong Holdings Ltd.	284,543	1,185,665
Cathay Pacific Airways Ltd.	105,575	259,594
Cheung Kong Infrastructure Holdings Ltd.	51,340	398,716
Cheung Kong Property Holdings Ltd.*	201,205	1,669,019
CK Hutchison Holdings Ltd.	207,705	3,051,983
CLP Holdings Ltd.	145,564	1,237,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	66,419	$575,188
Dairy Farm International Holdings Ltd. (London Stock Exchange)	1,800	15,354
First Pacific Co., Ltd.	163,250	137,734
Galaxy Entertainment Group Ltd.	180,000	717,534
Hang Lung Properties Ltd.	178,438	530,603
Hang Seng Bank Ltd.	58,774	1,148,707
Henderson Land Development Co., Ltd.	89,989	615,866
HKT Trust & HKT Ltd.	225,042	264,771
Hong Kong & China Gas Co., Ltd.	532,989	1,118,022
Hong Kong Exchanges and Clearing Ltd.	85,327	3,011,716
Hysan Development Co., Ltd.	56,907	246,670
Kerry Properties Ltd.	46,732	183,273
Li & Fung Ltd.	487,038	386,411
Link REIT (REIT)	175,999	1,030,807
MTR Corp., Ltd.	116,618	543,105
New World Development Co., Ltd.	411,254	537,972
Noble Group Ltd.	394,333	222,514
NWS Holdings Ltd.	111,475	161,355
Orient Overseas International Ltd.	642,700	3,287,479
PCCW Ltd.	300,559	179,524
Power Assets Holdings Ltd.	111,996	1,021,488
Shangri-La Asia Ltd.	111,025	154,974
Sino Land Co., Ltd.	247,151	413,218
SJM Holdings Ltd.	180,000	195,058
Sun Hung Kai Properties Ltd.	130,278	2,110,922
Swire Pacific Ltd., Class A	45,331	569,887
Swire Properties Ltd.	99,600	318,014
Techtronic Industries Co., Ltd.	112,500	368,636
WH Group Ltd.*§	450,500	306,860
Wharf Holdings Ltd.	104,330	694,497
Wheelock & Co., Ltd.	67,116	342,872
Yue Yuen Industrial Holdings Ltd.	67,699	226,637

		41,267,458

India (0.6%)
HDFC Bank Ltd. (ADR)	134,960	8,169,129
ICICI Bank Ltd. (ADR)	410,772	4,280,244

		12,449,373

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	3,034,800	1,496,629

Ireland (1.8%)
Accenture plc, Class A	56,522	5,470,199
Bank of Ireland*	2,114,186	853,234
CRH plc (Irish Stock Exchange)	56,223	1,587,063
CRH plc (London Stock Exchange)	6,417	180,077
Experian plc	150,406	2,739,012

ICON plc*	118,206	7,955,264
James Hardie Industries plc (CDI)	35,764	477,923
Kerry Group plc (London Stock Exchange), Class A	1,288	94,886
Kerry Group plc (Turquoise Stock Exchange), Class A	10,873	805,976
Paddy Power plc	18,086	1,552,766
Shire plc	169,254	13,549,661

		35,266,061

Israel (0.5%)
Azrieli Group	2,797	111,689
Bank Hapoalim B.M.	86,859	467,903
Bank Leumi Le-Israel B.M.*	107,588	454,989
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	226,600
Delek Group Ltd.	352	103,810
Israel Chemicals Ltd.	39,518	276,127
Israel Corp., Ltd.	338	119,206
Mizrahi Tefahot Bank Ltd.	14,105	174,950
NICE-Systems Ltd.	4,191	266,522
NICE-Systems Ltd. (ADR)	52,637	3,347,187
Teva Pharmaceutical Industries Ltd.	66,164	3,913,090

		9,462,073

Italy (1.2%)
Assicurazioni Generali S.p.A.	92,752	1,671,018
Atlantia S.p.A.	32,756	809,239
Banca Monte dei Paschi di Siena S.p.A.*	172,304	335,395
Banco Popolare SC*	24,654	405,686
Enel Green Power S.p.A.	164,676	321,832
Enel S.p.A.	542,094	2,456,093
Eni S.p.A.	201,768	3,581,061
EXOR S.p.A.	8,058	384,672
Finmeccanica S.p.A.*	27,104	340,846
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	73,307	233,901
Intesa Sanpaolo S.p.A. (London Stock Exchange)	896,176	3,249,079
Luxottica Group S.p.A.	13,337	886,921
Mediobanca S.p.A.	49,266	483,058
Pirelli & C. S.p.A.	21,406	361,308
Prysmian S.p.A.	111,958	2,418,941
Saipem S.p.A.*	24,847	262,464
Snam S.p.A.	167,159	795,373
Telecom Italia S.p.A.*	796,148	1,010,072
Telecom Italia S.p.A. (RNC)	509,826	520,351
Terna Rete Elettrica Nazionale S.p.A.	124,851	551,750
UniCredit S.p.A.	309,679	2,080,105
Unione di Banche Italiane S.c.p.A.	61,603	494,139
UnipolSai S.p.A.	87,353	216,391

		23,869,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Japan (13.5%)
ABC-Mart, Inc.	1,940	$118,729
Acom Co., Ltd.*	27,600	105,993
Advantest Corp.	10,298	107,200
Aeon Co., Ltd.	50,252	713,428
AEON Financial Service Co., Ltd.	79,638	2,212,438
Aeon Mall Co., Ltd.	7,968	149,353
Air Water, Inc.	11,000	201,422
Aisin Seiki Co., Ltd.	15,138	644,433
Ajinomoto Co., Inc.	44,168	956,910
Alfresa Holdings Corp.	14,464	225,260
Amada Holdings Co., Ltd.	26,148	276,468
ANA Holdings, Inc.	85,302	231,473
Aozora Bank Ltd.	93,918	354,538
Asahi Glass Co., Ltd.	73,752	442,928
Asahi Group Holdings Ltd.	29,687	944,206
Asahi Kasei Corp.	97,078	797,581
Asics Corp.	11,848	306,401
Astellas Pharma, Inc.	164,950	2,352,578
Bandai Namco Holdings, Inc.	12,619	244,162
Bank of Kyoto Ltd.	29,082	335,054
Bank of Yokohama Ltd.	83,700	513,341
Benesse Holdings, Inc.	4,374	109,721
Bridgestone Corp.	49,964	1,848,364
Brother Industries Ltd.	16,715	236,825
Calbee, Inc.	5,000	210,810
Canon, Inc.	82,030	2,669,318
Casio Computer Co., Ltd.	17,027	336,130
Central Japan Railway Co.	11,100	2,004,866
Chiba Bank Ltd.	54,672	416,791
Chiyoda Corp.	11,000	97,430
Chubu Electric Power Co., Inc.	50,254	749,180
Chugai Pharmaceutical Co., Ltd.	18,047	623,022
Chugoku Bank Ltd.	10,911	172,155
Chugoku Electric Power Co., Inc.	25,062	365,737
Citizen Holdings Co., Ltd.	19,652	137,131
COLOPL, Inc.	3,500	70,724
Credit Saison Co., Ltd.	11,016	236,189
Dai Nippon Printing Co., Ltd.	41,162	425,292
Daicel Corp.	23,955	307,695
Daihatsu Motor Co., Ltd.	13,900	197,963
Dai-ichi Life Insurance Co., Ltd.	82,900	1,630,092
Daiichi Sankyo Co., Ltd.	49,087	908,060
Daikin Industries Ltd.	18,023	1,297,255
Daito Trust Construction Co., Ltd.	5,738	594,500
Daiwa House Industry Co., Ltd.	45,658	1,064,365
Daiwa Securities Group, Inc.	127,476	955,354
Denso Corp.	163,812	8,159,480
Dentsu, Inc.	16,674	863,775
Don Quijote Holdings Co., Ltd.	9,000	383,135
East Japan Railway Co.	25,725	2,314,273
Eisai Co., Ltd.	19,354	1,299,281
Electric Power Development Co., Ltd.	11,003	388,838
FamilyMart Co., Ltd.	4,104	188,794
FANUC Corp.	15,644	3,205,879
Fast Retailing Co., Ltd.	4,116	1,868,570
Fuji Electric Co., Ltd.	41,288	177,790

Fuji Heavy Industries Ltd.	45,080	1,660,503
Fujifilm Holdings Corp.	35,568	1,271,043
Fujitsu Ltd.	142,742	798,240
Fukuoka Financial Group, Inc.	54,983	285,282
GungHo Online Entertainment, Inc.	39,100	152,074
Gunma Bank Ltd.	33,274	245,779
Hachijuni Bank Ltd.	29,088	219,613
Hakuhodo DY Holdings, Inc.	16,060	172,036
Hamamatsu Photonics KK	11,500	339,216
Hankyu Hanshin Holdings, Inc.	84,000	496,237
Hikari Tsushin, Inc.	1,100	74,241
Hino Motors Ltd.	18,830	232,942
Hirose Electric Co., Ltd.	2,274	325,720
Hiroshima Bank Ltd.	35,000	209,339
Hisamitsu Pharmaceutical Co., Inc.	4,267	165,785
Hitachi Chemical Co., Ltd.	7,688	138,703
Hitachi Construction Machinery Co., Ltd.	7,451	130,530
Hitachi High-Technologies Corp.	5,918	166,585
Hitachi Ltd.	823,211	5,426,863
Hitachi Metals Ltd.	16,386	251,845
Hokuhoku Financial Group, Inc.	86,000	203,080
Hokuriku Electric Power Co.	15,038	224,123
Honda Motor Co., Ltd.	125,304	4,055,986
Hoya Corp.	32,702	1,311,180
Hulic Co., Ltd.	22,700	201,432
Ibiden Co., Ltd.	10,634	179,862
Idemitsu Kosan Co., Ltd.	5,960	117,023
IHI Corp.	107,834	502,230
Iida Group Holdings Co., Ltd.	11,300	180,047
INPEX Corp.	243,100	2,764,012
Isetan Mitsukoshi Holdings Ltd.	27,348	488,928
Isuzu Motors Ltd.	46,969	616,927
ITOCHU Corp.	121,432	1,604,409
Itochu Techno-Solutions Corp.	3,668	91,412
Iyo Bank Ltd.	17,578	216,018
J. Front Retailing Co., Ltd.	19,434	365,861
Japan Airlines Co., Ltd.	9,158	319,522
Japan Airport Terminal Co., Ltd.	3,200	174,400
Japan Display, Inc.*	24,000	90,403
Japan Exchange Group, Inc.	21,100	685,317
Japan Prime Realty Investment Corp. (REIT)	54	167,888
Japan Real Estate Investment Corp. (REIT)	98	445,218
Japan Retail Fund Investment Corp. (REIT)	189	378,201
Japan Tobacco, Inc.	142,400	5,073,622
JFE Holdings, Inc.	37,776	838,489
JGC Corp.	15,326	289,527
Joyo Bank Ltd.	49,480	277,348
JSR Corp.	15,818	279,692
JTEKT Corp.	14,982	283,763
JX Holdings, Inc.	175,222	756,239
Kajima Corp.	71,739	337,051
Kakaku.com, Inc.	9,900	143,341
Kamigumi Co., Ltd.	15,704	147,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Kaneka Corp.	24,644	$180,221
Kansai Electric Power Co., Inc.*	55,323	612,741
Kansai Paint Co., Ltd.	16,452	255,010
Kao Corp.	38,767	1,803,330
Kawasaki Heavy Industries Ltd.	114,840	535,798
KDDI Corp.	134,400	3,244,005
Keihan Electric Railway Co., Ltd.	42,000	244,687
Keikyu Corp.	33,466	252,666
Keio Corp.	42,347	303,109
Keisei Electric Railway Co., Ltd.	23,955	284,990
Keyence Corp.	3,483	1,880,026
Kikkoman Corp.	11,823	369,514
Kintetsu Group Holdings Co., Ltd.	142,980	487,173
Kirin Holdings Co., Ltd.	63,191	870,532
Kobe Steel Ltd.	238,095	400,765
Koito Manufacturing Co., Ltd.	8,100	316,031
Komatsu Ltd.	71,772	1,440,894
Konami Corp.	6,888	128,096
Konica Minolta, Inc.	34,036	397,413
Kubota Corp.	86,508	1,372,352
Kuraray Co., Ltd.	25,292	309,369
Kurita Water Industries Ltd.	9,314	217,201
Kyocera Corp.	24,708	1,284,610
Kyowa Hakko Kirin Co., Ltd.	19,267	252,045
Kyushu Electric Power Co., Inc.*	35,588	412,918
Lawson, Inc.	4,880	334,146
LIXIL Group Corp.	19,323	383,665
M3, Inc.	16,200	325,893
Mabuchi Motor Co., Ltd.	3,704	234,252
Makita Corp.	9,146	496,216
Marubeni Corp.	128,368	736,633
Marui Group Co., Ltd.	16,786	226,858
Maruichi Steel Tube Ltd.	3,516	87,336
Mazda Motor Corp.	41,535	813,833
McDonald’s Holdings Co. Japan Ltd.	5,080	107,299
Medipal Holdings Corp.	9,622	157,006
MEIJI Holdings Co., Ltd.	4,916	634,659
Minebea Co., Ltd.	26,000	429,350
Miraca Holdings, Inc.	4,200	210,026
Mitsubishi Chemical Holdings Corp.	106,059	667,716
Mitsubishi Corp.	106,084	2,333,441
Mitsubishi Electric Corp.	148,371	1,917,906
Mitsubishi Estate Co., Ltd.	96,011	2,068,334
Mitsubishi Gas Chemical Co., Inc.	25,711	144,117
Mitsubishi Heavy Industries Ltd.	233,256	1,419,339
Mitsubishi Logistics Corp.	8,008	105,216
Mitsubishi Materials Corp.	80,819	310,372
Mitsubishi Motors Corp.	49,521	421,628
Mitsubishi Tanabe Pharma Corp.	16,090	241,248
Mitsubishi UFJ Financial Group, Inc.	987,116	7,096,169
Mitsubishi UFJ Lease & Finance Co., Ltd.	43,700	239,237
Mitsui & Co., Ltd.	131,154	1,781,620

Mitsui Chemicals, Inc.	59,288	220,420
Mitsui Fudosan Co., Ltd.	72,427	2,028,086
Mitsui O.S.K. Lines Ltd.	93,575	299,721
Mixi, Inc.	2,700	134,134
Mizuho Financial Group, Inc.	1,786,752	3,868,851
MS&AD Insurance Group Holdings, Inc.	38,936	1,213,081
Murata Manufacturing Co., Ltd.	15,571	2,717,625
Nabtesco Corp.	10,300	258,373
Nagoya Railroad Co., Ltd.	71,000	265,703
NEC Corp.	200,742	608,533
Nexon Co., Ltd.	8,500	116,959
NGK Insulators Ltd.	21,267	548,248
NGK Spark Plug Co., Ltd.	12,948	359,182
NH Foods Ltd.	13,075	298,497
NHK Spring Co., Ltd.	11,375	125,382
Nidec Corp.	16,692	1,250,008
Nikon Corp.	24,959	288,777
Nintendo Co., Ltd.	8,139	1,361,321
Nippon Building Fund, Inc. (REIT)	109	477,379
Nippon Electric Glass Co., Ltd.	26,022	131,827
Nippon Express Co., Ltd.	65,427	321,829
Nippon Paint Holdings Co., Ltd.	50,500	1,425,644
Nippon Prologis REIT, Inc. (REIT)	110	202,590
Nippon Steel & Sumitomo Metal Corp.	1,596,293	4,139,914
Nippon Telegraph & Telephone Corp.	57,758	2,092,332
Nippon Yusen KK	131,442	366,235
Nissan Motor Co., Ltd.	191,048	1,990,327
Nisshin Seifun Group, Inc.	17,961	238,922
Nissin Foods Holdings Co., Ltd.	5,206	228,428
Nitori Holdings Co., Ltd.	5,750	468,889
Nitto Denko Corp.	12,711	1,044,839
NOK Corp.	6,764	210,019
Nomura Holdings, Inc.	279,108	1,894,244
Nomura Real Estate Holdings, Inc.	8,775	184,269
Nomura Research Institute Ltd.	8,488	332,210
NSK Ltd.	37,170	574,323
NTT Data Corp.	10,200	445,888
NTT DOCOMO, Inc.	117,400	2,248,524
NTT Urban Development Corp.	7,500	74,642
Obayashi Corp.	46,666	340,505
Obic Co., Ltd.	56,200	2,507,268
Odakyu Electric Railway Co., Ltd.	46,103	430,573
Oji Holdings Corp.	67,612	293,905
Olympus Corp.*	19,752	682,690
Omron Corp.	14,844	645,259
Ono Pharmaceutical Co., Ltd.	6,475	707,364
Oracle Corp. Japan	2,840	118,812
Oriental Land Co., Ltd.	15,344	979,804
ORIX Corp.	101,710	1,513,371
Osaka Gas Co., Ltd.	149,868	591,831
Otsuka Corp.	4,217	197,093
Otsuka Holdings Co., Ltd.	30,000	956,857
Panasonic Corp.	169,686	2,331,389
Park24 Co., Ltd.	7,500	128,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Rakuten, Inc.	61,300	$990,487
Recruit Holdings Co., Ltd.	10,200	311,288
Resona Holdings, Inc.	169,659	926,723
Ricoh Co., Ltd.	55,380	574,683
Rinnai Corp.	3,084	243,172
Rohm Co., Ltd.	7,726	518,286
Sankyo Co., Ltd.	3,898	138,071
Sanrio Co., Ltd.	2,900	78,788
Santen Pharmaceutical Co., Ltd.	30,155	427,002
SBI Holdings, Inc.	14,660	201,959
Secom Co., Ltd.	86,527	5,617,167
Sega Sammy Holdings, Inc.	13,475	176,165
Seibu Holdings, Inc.	8,500	196,969
Seiko Epson Corp.	21,500	381,391
Sekisui Chemical Co., Ltd.	31,214	383,337
Sekisui House Ltd.	45,670	725,436
Seven & i Holdings Co., Ltd.	57,912	2,489,007
Seven Bank Ltd.	42,600	197,362
Sharp Corp.*	101,938	124,106
Shikoku Electric Power Co., Inc.*	16,643	249,268
Shimadzu Corp.	21,140	287,256
Shimamura Co., Ltd.	1,246	130,927
Shimano, Inc.	6,036	823,640
Shimizu Corp.	43,910	369,908
Shin-Etsu Chemical Co., Ltd.	31,564	1,959,839
Shinsei Bank Ltd.	149,173	301,064
Shionogi & Co., Ltd.	23,007	892,007
Shiseido Co., Ltd.	28,622	649,687
Shizuoka Bank Ltd.	41,724	436,042
Showa Shell Sekiyu KK	13,975	122,182
SMC Corp.	4,148	1,249,467
SoftBank Corp.	101,272	5,965,354
Sompo Japan Nipponkoa Holdings, Inc.	25,527	936,835
Sony Corp.*	89,864	2,541,686
Sony Financial Holdings, Inc.	12,500	219,185
Stanley Electric Co., Ltd.	10,084	210,274
Sumitomo Chemical Co., Ltd.	116,158	698,552
Sumitomo Corp.	86,528	1,006,789
Sumitomo Dainippon Pharma Co., Ltd.	12,092	133,285
Sumitomo Electric Industries Ltd.	58,360	904,596
Sumitomo Heavy Industries Ltd.	45,784	267,106
Sumitomo Metal Mining Co., Ltd.	37,784	575,320
Sumitomo Mitsui Financial Group, Inc.	97,852	4,364,702
Sumitomo Mitsui Trust Holdings, Inc.	255,338	1,169,608
Sumitomo Realty & Development Co., Ltd.	27,526	965,665
Sumitomo Rubber Industries Ltd.	11,936	185,011
Sundrug Co., Ltd.	33,500	1,995,465
Suntory Beverage & Food Ltd.	11,200	446,133
Suruga Bank Ltd.	14,090	302,443
Suzuken Co., Ltd.	5,506	176,358
Suzuki Motor Corp.	28,036	947,247
Sysmex Corp.	11,200	668,056
T&D Holdings, Inc.	45,468	678,017
Taiheiyo Cement Corp.	86,000	251,567
Taisei Corp.	81,183	466,329

Taisho Pharmaceutical Holdings Co., Ltd.	2,371	160,217
Taiyo Nippon Sanso Corp.	10,000	121,012
Takashimaya Co., Ltd.	23,955	217,266
Takeda Pharmaceutical Co., Ltd.	60,723	2,932,824
TDK Corp.	9,671	740,428
Teijin Ltd.	78,250	303,703
Terumo Corp.	75,600	1,814,252
THK Co., Ltd.	8,308	179,621
Tobu Railway Co., Ltd.	75,991	326,603
Toho Co., Ltd.	8,646	215,117
Toho Gas Co., Ltd.	28,592	169,377
Tohoku Electric Power Co., Inc.	36,459	493,925
Tokio Marine Holdings, Inc.	53,215	2,214,955
Tokyo Electric Power Co., Inc.*	115,058	627,068
Tokyo Electron Ltd.	13,336	844,172
Tokyo Gas Co., Ltd.	178,711	949,153
Tokyo Tatemono Co., Ltd.	14,500	201,414
Tokyu Corp.	90,011	603,089
Tokyu Fudosan Holdings Corp.	36,592	282,247
TonenGeneral Sekiyu KK	21,830	203,165
Toppan Printing Co., Ltd.	38,910	325,561
Toray Industries, Inc.	112,774	954,181
Toshiba Corp.	309,683	1,065,298
TOTO Ltd.	23,267	419,390
Toyo Seikan Group Holdings Ltd.	11,704	187,631
Toyo Suisan Kaisha Ltd.	6,756	246,481
Toyoda Gosei Co., Ltd.	5,142	124,070
Toyota Industries Corp.	12,618	719,644
Toyota Motor Corp.	210,136	14,084,615
Toyota Tsusho Corp.	15,414	413,735
Trend Micro, Inc.	7,582	259,579
Unicharm Corp.	82,382	1,958,495
United Urban Investment Corp. (REIT)	204	288,535
USS Co., Ltd.	15,610	281,882
West Japan Railway Co.	12,700	813,045
Yahoo! Japan Corp.	114,400	461,769
Yakult Honsha Co., Ltd.	6,307	374,138
Yamada Denki Co., Ltd.	56,020	224,291
Yamaguchi Financial Group, Inc.	16,763	208,878
Yamaha Corp.	14,379	290,200
Yamaha Motor Co., Ltd.	20,132	440,359
Yamato Holdings Co., Ltd.	29,136	564,103
Yamazaki Baking Co., Ltd.	9,571	159,458
Yaskawa Electric Corp.	16,140	206,786
Yokogawa Electric Corp.	15,303	196,813
Yokohama Rubber Co., Ltd.	7,500	150,631

		261,849,231

Luxembourg (0.5%)
Altice S.A.*	6,670	918,724
ArcelorMittal S.A.	76,797	747,694
Millicom International Cellular S.A. (SDR)	5,299	390,880
RTL Group S.A.	2,688	242,914
SES S.A. (FDR)	24,649	828,108
Tenaris S.A.	39,359	530,063
Tenaris S.A. (ADR)	217,595	5,879,417

		9,537,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Macau (0.0%)
MGM China Holdings Ltd.	66,800	$109,272
Sands China Ltd.	186,000	626,275
Wynn Macau Ltd.	112,400	187,634

		923,181

Mexico (0.1%)
Fresnillo plc	15,706	171,266
Grupo Financiero Banorte S.A.B. de C.V., Class O	197,689	1,084,695

		1,255,961

Netherlands (2.5%)
Aegon N.V.	139,242	1,023,302
Akzo Nobel N.V.	46,097	3,354,306
ASML Holding N.V.	26,944	2,784,571
Boskalis Westminster N.V.	6,641	325,023
Core Laboratories N.V.	89,484	10,204,756
Delta Lloyd N.V.	16,895	277,351
Gemalto N.V.	6,345	565,049
Heineken Holding N.V.	8,036	563,965
Heineken N.V.	17,708	1,343,822
ING Groep N.V. (CVA)	296,533	4,896,035
Koninklijke Ahold N.V.	68,737	1,287,408
Koninklijke DSM N.V.	13,944	808,364
Koninklijke KPN N.V.	247,425	946,137
Koninklijke Philips N.V.	71,846	1,827,825
Koninklijke Vopak N.V.	5,178	261,301
NN Group N.V.	10,969	308,349
OCI N.V.*	6,525	184,406
QIAGEN N.V.*	15,558	382,194
Randstad Holding N.V.	9,857	641,872
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	66,632	1,884,603
Royal Dutch Shell plc (London Stock Exchange), Class A	299,319	8,401,998
Royal Dutch Shell plc, Class B	187,558	5,325,238
TNT Express N.V.	37,920	321,671
Wolters Kluwer N.V.	23,580	700,448

		48,619,994

New Zealand (0.1%)
Auckland International Airport Ltd.	82,309	275,258
Contact Energy Ltd.	39,760	134,986
Fletcher Building Ltd.	49,712	273,541
Meridian Energy Ltd.	89,167	130,516
Mighty River Power Ltd.	74,963	141,728
Ryman Healthcare Ltd.	26,269	140,986
Spark New Zealand Ltd.	133,434	252,728

		1,349,743

Norway (0.8%)
DNB ASA	385,015	6,423,096
Gjensidige Forsikring ASA	14,365	231,585
Norsk Hydro ASA	645,770	2,722,127
Orkla ASA	62,648	493,005
Statoil ASA	85,773	1,532,667
Statoil ASA (ADR)	142,110	2,543,769
Telenor ASA	57,698	1,264,279
Yara International ASA	13,809	719,295
Yara International ASA (ADR)	5,000	260,250

		16,190,073

Panama (0.0%)
Copa Holdings S.A., Class A	9,915	818,880

Peru (0.1%)
Credicorp Ltd.	10,166	1,412,261

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	3,077,318	267,598
EDP – Energias de Portugal S.A.	163,390	620,239
Galp Energia SGPS S.A.	31,412	368,407
Jeronimo Martins SGPS S.A.	21,974	281,724

		1,537,968

Russia (0.0%)
Sberbank of Russia (ADR)	135,184	705,660

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	150,522	274,926
CapitaLand Commercial Trust (REIT)	186,100	215,552
CapitaLand Ltd.	203,802	529,611
CapitaLand Mall Trust (REIT)	171,267	273,396
City Developments Ltd.	29,280	212,613
ComfortDelGro Corp., Ltd.	169,550	394,024
DBS Group Holdings Ltd.	349,360	5,366,788
Genting Singapore plc	442,938	294,338
Global Logistic Properties Ltd.	249,800	469,239
Golden Agri-Resources Ltd.	534,113	162,592
Hutchison Port Holdings Trust (Frankfurt Stock Exchange)	78,000	48,750
Hutchison Port Holdings Trust (Singapore Exchange)	383,000	241,290
Jardine Cycle & Carriage Ltd.	9,249	227,302
Keppel Corp., Ltd.	111,785	682,238
Oversea-Chinese Banking Corp., Ltd.	230,152	1,739,576
Sembcorp Industries Ltd.	70,812	204,521
Sembcorp Marine Ltd.	59,626	125,729
Singapore Airlines Ltd.	45,782	364,733
Singapore Exchange Ltd.	55,302	321,502
Singapore Press Holdings Ltd.	114,523	346,923
Singapore Technologies Engineering Ltd.	131,919	323,223
Singapore Telecommunications Ltd.	612,719	1,915,244
StarHub Ltd.	45,724	134,098
Suntec Real Estate Investment Trust (REIT)	169,000	216,450
United Overseas Bank Ltd.	99,176	1,698,771
UOL Group Ltd.	41,844	214,991
Wilmar International Ltd.	140,455	342,052

		17,340,472

South Africa (0.1%)
Investec plc	43,166	387,957
Mondi plc	28,225	608,018

		995,975

South Korea (0.6%)
Hyundai Mobis Co., Ltd.	12,962	2,463,530
LG Chem Ltd.	6,245	1,559,221
NAVER Corp.	1,449	823,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

POSCO	9,472	$1,902,127
Samsung Electronics Co., Ltd.	4,012	4,560,685

		11,309,146

Spain (2.2%)
Abertis Infraestructuras S.A.	34,520	566,109
Abertis Infraestructuras S.A. – Interim Shares*†	1,726	28,305
ACS Actividades de Construccion y Servicios S.A.	14,511	466,804
Aena S.A.*§	5,188	542,177
Amadeus IT Holding S.A., Class A	210,888	8,406,304
Banco Bilbao Vizcaya Argentaria S.A.	485,251	4,756,314
Banco de Sabadell S.A.	375,612	906,596
Banco de Sabadell S.A. – Interim Shares*†	6,339	15,300
Banco Popular Espanol S.A.	136,032	659,094
Banco Santander S.A.	1,104,118	7,710,520
Bankia S.A.*	364,940	462,999
Bankinter S.A.	54,954	406,129
CaixaBank S.A.	205,690	953,027
Distribuidora Internacional de Alimentacion S.A.	48,052	366,960
Enagas S.A.	14,109	383,719
Endesa S.A.	22,226	425,326
Ferrovial S.A.	34,285	743,430
Gas Natural SDG S.A.	27,541	624,521
Grifols S.A.	12,156	489,638
Iberdrola S.A.	417,338	2,811,157
Inditex S.A.	83,836	2,724,959
Mapfre S.A.	82,838	285,091
Red Electrica Corporacion S.A.	7,820	626,659
Repsol S.A.	79,240	1,391,366
Telefonica S.A.	342,270	4,865,141
Zardoya Otis S.A.	16,789	182,867
Zardoya Otis S.A. – Interim Shares*†	671	7,309

		41,807,821

Sweden (2.0%)
Alfa Laval AB	22,647	398,583
Assa Abloy AB, Class B	77,034	1,450,570
Atlas Copco AB, Class A*	83,341	2,332,384
Atlas Copco AB, Class B*	34,607	862,060
Boliden AB	22,617	412,243
Electrolux AB	19,086	598,146
Elekta AB, Class B	26,755	167,827
Getinge AB, Class B	176,489	4,247,309
Hennes & Mauritz AB, Class B	72,969	2,809,665
Hexagon AB, Class B	20,018	725,394
Husqvarna AB, Class B	28,238	212,726
ICA Gruppen AB	5,497	195,018
Industrivarden AB, Class C	11,429	215,349
Investment AB Kinnevik, Class B	18,409	582,037
Investor AB, Class B	35,007	1,304,446
Lundin Petroleum AB*	16,155	276,725
Nordea Bank AB	233,445	2,911,779
Sandvik AB	81,945	905,958
Securitas AB, Class B	22,022	291,153
Skandinaviska Enskilda Banken AB, Class A	116,744	1,492,773

Skanska AB, Class B	30,035	608,682
SKF AB, Class B	30,705	700,413
Svenska Cellulosa AB S.C.A., Class B	45,223	1,149,961
Svenska Handelsbanken AB, Class A	115,085	1,679,799
Swedbank AB, Class A	69,601	1,622,933
Swedish Match AB	15,894	452,096
Tele2 AB, Class B	23,027	267,774
Telefonaktiebolaget LM Ericsson (ADR)	185,796	1,939,710
Telefonaktiebolaget LM Ericsson, Class B	477,779	4,950,779
TeliaSonera AB	199,674	1,175,665
Volvo AB, Class B	117,937	1,463,925

		38,403,882

Switzerland (9.1%)
ABB Ltd. (Registered)*	169,005	3,539,353
Actelion Ltd. (Registered)*	7,895	1,155,180
Adecco S.A. (Registered)*	13,076	1,061,520
Aryzta AG*	7,151	352,598
Baloise Holding AG (Registered)	3,875	472,485
Barry Callebaut AG (Registered)*	158	179,978
Chocoladefabriken Lindt & Sprungli AG	71	375,447
Chocoladefabriken Lindt & Sprungli AG (Registered)	8	500,390
Cie Financiere Richemont S.A. (Registered)	40,119	3,263,330
Coca-Cola HBC AG*	14,514	311,974
Credit Suisse Group AG (Registered)*	117,343	3,225,536
Credit Suisse Group AG (ADR)*	92,242	2,545,879
Dufry AG (Registered)*	2,070	288,266
EMS-Chemie Holding AG (Registered)	574	242,505
Geberit AG (Registered)	2,905	968,489
Givaudan S.A. (Registered)*	710	1,228,707
Glencore plc*	854,797	3,428,934
Holcim Ltd. (Registered)*	17,597	1,298,672
Julius Baer Group Ltd.*	60,911	3,417,062
Kuehne + Nagel International AG (Registered)	4,284	568,634
Lonza Group AG (Registered)*	4,130	551,727
Nestle S.A. (Registered)	384,665	27,771,418
Nestle S.A. (ADR)	107,170	7,733,387
Novartis AG (Registered)	266,251	26,242,077
Novartis AG (ADR)	166,552	16,378,724
Pargesa Holding S.A.	2,792	187,836
Partners Group Holding AG	1,261	376,972
Roche Holding AG	97,386	27,290,371
Schindler Holding AG	12,733	2,082,331
Schindler Holding AG (Registered)	1,471	240,250
SGS S.A. (Registered)	421	768,197
Sika AG	172	606,723
Sonova Holding AG (Registered)	13,434	1,816,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

STMicroelectronics N.V.	46,422	$380,647
Sulzer AG (Registered)	1,742	179,147
Swatch Group AG	2,371	923,345
Swatch Group AG (Registered)	3,496	262,494
Swiss Life Holding AG (Registered)*	2,573	589,207
Swiss Prime Site AG (Registered)*	4,460	338,453
Swiss Reinsurance AG*	27,067	2,395,630
Swisscom AG (Registered)	1,991	1,115,871
Syngenta AG (Registered)	7,144	2,903,599
Syngenta AG (ADR)	12,559	1,024,940
Transocean Ltd.	28,356	458,573
UBS Group AG (Registered)*	561,654	11,912,507
Weatherford International plc*	747,416	9,170,794
Wolseley plc	19,987	1,275,968
Zurich Insurance Group AG*	11,502	3,501,224

		176,903,553

Taiwan (0.6%)
Advanced Semiconductor Engineering, Inc. (ADR)	581,067	3,835,042
MediaTek, Inc.	118,000	1,613,898
Taiwan Semiconductor Manufacturing Co., Ltd.	396,000	1,803,238
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	231,858	5,265,495

		12,517,673

Thailand (0.0%)
Kasikornbank PCL (NVDR)	104,800	586,437

Turkey (0.2%)
Akbank TAS	813,438	2,352,205
Turkiye Garanti Bankasi A/S	684,076	2,133,829

		4,486,034

United Kingdom (13.9%)
3i Group plc	76,437	620,325
Aberdeen Asset Management plc	71,878	456,271
Admiral Group plc	16,065	350,108
Aggreko plc	20,595	465,659
Amec Foster Wheeler plc	30,066	386,197
Anglo American plc	107,342	1,549,152
Antofagasta plc	28,771	311,698
ARM Holdings plc	108,480	1,767,558
ARM Holdings plc (ADR)	169,025	8,327,862
Ashtead Group plc	38,685	668,014
Associated British Foods plc	27,380	1,235,128
AstraZeneca plc	97,090	6,131,091
Aviva plc	307,555	2,379,986
Babcock International Group plc	17,877	303,364
BAE Systems plc	242,431	1,718,710
Barclays plc	1,268,287	5,191,233
Barratt Developments plc	76,240	736,122
BG Group plc	350,891	5,841,421
BP plc	1,402,056	9,255,822
British American Tobacco plc	238,294	12,786,424
British Land Co. plc (REIT)	74,462	928,382
BT Group plc	643,217	4,549,967
Bunzl plc	25,861	706,221

Burberry Group plc	150,427	3,713,191
Capita plc	50,875	989,624
Centrica plc	381,899	1,582,955
CNH Industrial N.V.	75,525	688,748
Cobham plc	89,735	370,820
Compass Group plc	409,739	6,779,239
Croda International plc	50,552	2,185,909
Diageo plc	568,794	16,453,340
Direct Line Insurance Group plc	105,676	557,574
Dixons Carphone plc	75,222	536,003
easyJet plc	13,509	328,154
Ensco plc, Class A	16,550	368,568
Fiat Chrysler Automobiles N.V.*	71,305	1,044,556
G4S plc	121,926	514,574
GKN plc	128,059	673,056
GlaxoSmithKline plc	373,887	7,769,290
Hammerson plc (REIT)	61,247	592,322
Hargreaves Lansdown plc	20,050	363,236
HSBC Holdings plc	2,074,999	18,587,210
ICAP plc	38,682	321,825
IMI plc	19,355	342,130
Imperial Tobacco Group plc	73,558	3,544,777
Inmarsat plc	34,456	495,642
InterContinental Hotels Group plc	18,494	745,646
International Consolidated Airlines Group S.A.*	63,925	497,157
Intertek Group plc	65,653	2,527,353
Intu Properties plc (REIT)	74,067	357,978
ITV plc	994,022	4,112,370
J Sainsbury plc	103,003	429,371
Johnson Matthey plc	15,893	758,646
Kingfisher plc	180,280	983,779
Land Securities Group plc (REIT)	60,757	1,149,392
Legal & General Group plc	456,695	1,786,062
Lloyds Banking Group plc	4,388,340	5,877,451
London Stock Exchange Group plc	23,999	893,690
Marks & Spencer Group plc	126,582	1,066,061
Meggitt plc	58,348	427,592
Melrose Industries plc	72,890	283,458
Merlin Entertainments plc§	54,538	365,994
National Grid plc	287,340	3,689,519
Next plc	11,190	1,309,880
Noble Corp. plc	235,827	3,629,378
Old Mutual plc	378,587	1,198,632
Pearson plc	63,043	1,193,629
Persimmon plc*	23,736	736,580
Petrofac Ltd.	18,716	272,167
Prudential plc	197,358	4,752,263
Randgold Resources Ltd.	7,136	480,453
Reckitt Benckiser Group plc	92,797	8,001,904
Reed Elsevier N.V.	52,334	1,241,280
Reed Elsevier plc	86,858	1,412,523
Rexam plc	57,227	496,347
Rio Tinto Ltd.	33,491	1,388,899
Rio Tinto plc	306,303	12,580,622
Rio Tinto plc (ADR)	71,952	2,965,142
Rolls-Royce Holdings plc*	335,614	4,587,802
Rolls-Royce Holdings plc, Class C (b)*†	45,994,200	72,268
Royal Bank of Scotland Group plc*	195,758	1,081,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Royal Mail plc	51,846	$419,127
RSA Insurance Group plc	80,056	499,630
SABMiller plc	74,508	3,868,016
Sage Group plc	82,793	666,704
Schroders plc	9,713	484,707
Segro plc (REIT)	61,451	391,820
Severn Trent plc	18,825	615,534
Sky plc	79,353	1,292,967
Smith & Nephew plc	68,834	1,161,589
Smiths Group plc	31,421	557,390
Sports Direct International plc*	19,247	217,288
SSE plc	75,908	1,831,994
Standard Chartered plc	190,040	3,042,738
Standard Life plc	150,611	1,050,715
Subsea 7 S.A.*	221,906	2,172,233
Tate & Lyle plc	34,029	277,767
Taylor Wimpey plc	250,045	729,977
Tesco plc	624,293	2,084,946
Travis Perkins plc	19,295	639,694
Tullow Oil plc	66,128	352,961
Unilever N.V. (N.Y. Shares)	130,515	5,460,748
Unilever N.V. (CVA)	125,197	5,213,857
Unilever plc	98,641	4,231,218
United Utilities Group plc	52,915	741,633
Vodafone Group plc	2,037,525	7,358,558
Weir Group plc	96,247	2,566,341
Whitbread plc	55,964	4,349,188
William Hill plc	70,427	446,064
WM Morrison Supermarkets plc	170,490	484,331
WPP plc	282,423	6,327,977

		268,359,618

United States (1.8%)
Bunge Ltd.	10,793	947,625
Carnival Corp.	102,876	5,081,046
Carnival plc	14,381	734,149
Eaton Corp. plc	103,221	6,966,385
Ingersoll-Rand plc	46,825	3,156,942
Mettler-Toledo International, Inc.*	10,551	3,602,744
Paragon Offshore plc	84,775	92,405
Schlumberger Ltd.	161,894	13,953,644

		34,534,940

Total Common Stocks (81.1%) (Cost $1,284,201,197)		1,571,047,319

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.5%)
iShares® China Large-Cap ETF	138,510	6,385,311
iShares® Core MSCI EAFE ETF	121,800	7,100,940
iShares® Core MSCI Emerging Markets ETF	35,100	1,686,204
iShares® Europe ETF	318,066	13,909,026
iShares® Latin America 40 ETF	40,847	1,217,241
iShares® MSCI Australia ETF	78,315	1,646,964
iShares® MSCI Austria Capped ETF	166,537	2,642,942
iShares® MSCI Belgium Capped ETF	85,697	1,488,557

iShares® MSCI BRIC ETF	9,916	371,057
iShares® MSCI Canada ETF	55,458	1,479,065
iShares® MSCI EAFE ETF	515,466	32,726,936
iShares® MSCI EAFE Small-Cap ETF	55,100	2,811,202
iShares® MSCI Emerging Markets ETF	51,032	2,021,888
iShares® MSCI France ETF	225,167	5,793,547
iShares® MSCI Germany ETF	335,810	9,362,383
iShares® MSCI Hong Kong ETF	10,677	240,873
iShares® MSCI Indonesia ETF	10,700	247,919
iShares® MSCI Ireland Capped ETF	15,500	605,740
iShares® MSCI Israel Capped ETF	25,100	1,290,893
iShares® MSCI Italy Capped ETF	393,548	5,859,930
iShares® MSCI Japan ETF	900,480	11,535,149
iShares® MSCI Malaysia ETF	24,662	298,657
iShares® MSCI Mexico Capped ETF	11,448	653,795
iShares® MSCI Netherlands ETF	104,693	2,689,563
iShares® MSCI New Zealand Capped ETF	39,400	1,366,392
iShares® MSCI Norway Capped ETF	23,200	541,024
iShares® MSCI Pacific ex-Japan ETF	110,792	4,808,373
iShares® MSCI Poland Capped ETF	7,700	175,868
iShares® MSCI Singapore ETF	82,926	1,042,380
iShares® MSCI South Korea Capped ETF	6,000	330,660
iShares® MSCI Spain Capped ETF	110,221	3,697,914
iShares® MSCI Sweden ETF	49,603	1,575,887
iShares® MSCI Switzerland Capped ETF	13,900	455,225
iShares® MSCI Thailand Capped ETF	3,868	288,011
iShares® MSCI Turkey ETF	8,084	364,912
iShares® MSCI United Kingdom ETF	66,400	1,211,800
SPDR® DJ EURO Stoxx 50 ETF	19,964	747,252
SPDR® S&P Emerging Asia Pacific ETF	46,979	4,144,018
SPDR® S&P Emerging Europe ETF	11,967	334,119
Vanguard FTSE Developed Markets ETF	174,400	6,914,960
Vanguard FTSE Emerging Markets ETF	139,400	5,698,672
Vanguard FTSE Europe ETF	283,700	15,314,126
Vanguard FTSE Pacific ETF	32,100	1,959,063

Total Investment Companies (8.5%) (Cost $136,846,176)		165,036,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Singapore (0.0%)
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	1,027	$5,414

Spain (0.0%)
Repsol S.A., expiring 7/3/15*	79,240	41,078

Total Rights (0.0%) (Cost $—)		46,492

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,264,481	5,264,481

Total Short-Term Investments (0.3%) (Cost $5,264,481)		5,264,481

Total Investments (89.9%) (Cost $1,426,311,854)		1,741,394,730
Other Assets Less Liabilities (10.1%)		195,056,763

Net Assets (100%)		$1,936,451,493

*	Non-income producing.
†	Securities (totaling $123,182 or 0.0% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $1,215,031 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,992,618	$519,392	$—	$3,788,395	$116,681	$—

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,997	September-15	$76,092,412	$76,497,572	$405,160
FTSE 100 Index	468	September-15	48,753,749	47,753,303	(1,000,446)
SPI 200 Index	183	September-15	19,369,008	19,050,553	(318,455)
TOPIX Index	366	September-15	49,221,292	48,761,123	(460,169)

					$(1,373,910)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	2,500	$1,920,548	$1,923,274	$(2,726)
British Pound vs. U.S. Dollar, expiring 9/18/15	Goldman Sachs & Co.	7,000	10,992,443	10,810,852	181,591
European Union Euro vs. U.S. Dollar, expiring 9/18/15	Toronto-Dominion Bank	10,000	11,161,000	11,284,640	(123,640)
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	Goldman Sachs & Co.	800,000	6,543,667	6,500,230	43,437

					$98,662

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/18/15	BNP Paribas	3,971	$6,196,952	$6,235,856	$(38,904)
European Union Euro vs. U.S. Dollar, expiring 9/18/15	State Street Bank & Trust	3,305	3,724,606	3,688,710	35,896
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	Goldman Sachs & Co.	218,550	1,771,816	1,787,648	(15,832)

					$(18,840)

					$79,822

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 17,678,846, CAD 34,094, CHF 12,305, CNY 124,668, DKK 8,940, EUR 69,301,841, GBP 43,800,211, HKD 60,443, ILS 41,894, JPY 46,310,881, KRW 1, NOK 36,629, NZD 20,191, SEK 23,562 and SGD 76,160.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,333,534	$168,955,169	$—	$175,288,703
Consumer Staples	17,621,693	165,391,521	—	183,013,214
Energy	69,277,425	65,333,110	—	134,610,535
Financials	32,867,265	312,532,799	15,300	345,415,364
Health Care	32,593,312	163,896,147	—	196,489,459
Industrials	40,115,103	159,165,369	107,882	199,388,354
Information Technology	28,185,495	74,644,234	—	102,829,729
Materials	15,585,004	127,547,547	—	143,132,551
Telecommunication Services	1,570,390	52,731,884	—	54,302,274
Utilities	—	36,577,136	—	36,577,136
Forward Currency Contracts	—	260,924	—	260,924
Futures	405,160	—	—	405,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Investment Companies
Exchange Traded Funds (ETFs)	$165,036,438	$—	$—	$165,036,438
Rights
Consumer Discretionary	—	5,414	—	5,414
Energy	—	41,078	—	41,078
Short-Term Investments	5,264,481	—	—	5,264,481

Total Assets	$414,855,300	$1,327,082,332	$123,182	$1,742,060,814

Liabilities:
Forward Currency Contracts	$—	$(181,102)	$—	$(181,102)
Futures	(1,779,070)	—	—	(1,779,070)

Total Liabilities	$(1,779,070)	$(181,102)	$—	$(1,960,172)

Total	$413,076,230	$1,326,901,230	$123,182	$1,740,100,642

(a)	Securities with a market value of $4,869,374 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$260,924
Equity contracts	Receivables, Net assets – Unrealized appreciation	405,160	*

Total		$666,084

	Liability Derivatives
Foreign exchange contracts	Payables	$(181,102)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,779,070	)*

Total		$(1,960,172)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,874,369)	$(1,874,369)
Equity contracts	46,613,545	—	46,613,545

Total	$46,613,545	$(1,874,369)	$44,739,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$560,116	$560,116
Equity contracts	(12,497,496)	—	(12,497,496)

Total	$(12,497,496)	$560,116	$(11,937,380)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $31,238,000 and futures contracts with an average notional balance of approximately $300,943,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Goldman Sachs & Co.	$225,028	$(15,832)	$—	$209,196
State Street Bank & Trust	35,896	—	—	35,896

Total	$260,924	$(15,832)	$—	$245,092

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$2,726	$—	$—	$2,726
Toronto-Dominion Bank	123,640	—	—	123,640
BNP Paribas	38,904	—	—	38,904
Goldman Sachs & Co.	15,832	(15,832)	—	—

Total	$181,102	$(15,832)	$—	$165,270

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$188,803,158
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,124,150

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369,648,490
Aggregate gross unrealized depreciation	(95,150,626)

Net unrealized appreciation	$274,497,864

Federal income tax cost of investments	$1,466,896,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,108,328)	$3,788,395
Unaffiliated Issuers (Cost $1,423,203,526)	1,737,606,335
Cash	3,282,925
Foreign cash (Cost $207,390,620)	177,530,666
Cash held as collateral at broker	12,534,780
Dividends, interest and other receivables	7,545,835
Unrealized appreciation on forward foreign currency contracts	260,924
Receivable from Separate Accounts for Trust shares sold	211,072
Receivable for securities sold	3,145
Other assets	43,842

Total assets	1,942,807,919

LIABILITIES
Due to broker for futures variation margin	2,859,520
Investment management fees payable	983,428
Payable for securities purchased	903,732
Payable to Separate Accounts for Trust shares redeemed	669,433
Distribution fees payable – Class IB	293,898
Administrative fees payable	202,532
Unrealized depreciation on forward foreign currency contracts	181,102
Trustees’ fees payable	42,963
Distribution fees payable – Class IA	4,952
Accrued expenses	214,866

Total liabilities	6,356,426

NET ASSETS	$1,936,451,493

Net assets were comprised of:
Paid in capital	$2,935,337,456
Accumulated undistributed net investment income (loss)	15,861,565
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,298,525,678)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	283,778,150

Net assets	$1,936,451,493

Class IA
Net asset value, offering and redemption price per share, $23,697,416 / 2,387,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

Class IB
Net asset value, offering and redemption price per share, $1,387,143,880 / 139,566,243 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class K
Net asset value, offering and redemption price per share, $525,610,197 / 52,880,143 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($116,681 of dividend income received from affiliates) (net of $2,496,732 foreign withholding tax)	$31,471,287
Interest	16,674

Total income	31,487,961

EXPENSES
Investment management fees	5,924,726
Distribution fees – Class IB	1,776,623
Administrative fees	1,221,424
Custodian fees	180,845
Professional fees	52,081
Printing and mailing expenses	51,166
Distribution fees – Class IA	29,389
Trustees’ fees	24,384
Miscellaneous	82,084

Total expenses	9,342,722

NET INVESTMENT INCOME (LOSS)	22,145,239

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,660,007
Futures	46,613,545
Foreign currency transactions	(31,616,771)

Net realized gain (loss)	18,656,781

Change in unrealized appreciation (depreciation) on:
Investments ($276,385 of change in unrealized appreciation (depreciation) from affiliates)	36,624,143
Futures	(12,497,496)
Foreign currency translations	16,425,060

Net change in unrealized appreciation (depreciation)	40,551,707

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,208,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,353,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014 (ac)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,145,239	$30,200,082
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	18,656,781	61,387,410
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	40,551,707	(232,458,631)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,353,727	(140,871,139)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(314,665)
Class IB	—	(19,505,449)
Class K	—	(8,690,839)

TOTAL DIVIDENDS:	—	(28,510,953)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 189,650 and 382,316 shares, respectively ]	1,905,800	4,001,814
Capital shares issued in connection with merger (Note 9) [ 0 and 1,227,371 shares, respectively ]	—	13,247,592
Capital shares issued in reinvestment of dividends [ 0 and 32,783 shares, respectively ]	—	314,665
Capital shares repurchased [ (177,077) and (346,046) shares, respectively ]	(1,784,417)	(3,568,394)

Total Class IA transactions	121,383	13,995,677

Class IB
Capital shares sold [ 2,406,654 and 3,365,270 shares, respectively ]	24,037,484	34,366,095
Capital shares issued in connection with merger (Note 9) [ 0 and 9,620,437 shares, respectively ]	—	103,962,228
Capital shares issued in reinvestment of dividends [ 0 and 2,029,716 shares, respectively ]	—	19,505,449
Capital shares repurchased [ (8,340,513) and (21,261,179) shares, respectively ]	(83,951,090)	(219,898,541)

Total Class IB transactions	(59,913,606)	(62,064,769)

Class K
Capital shares sold [ 1,076,371 and 1,683,816 shares, respectively ]	10,986,599	16,340,701
Capital shares issued in connection with merger (Note 9) [ 0 and 20,710,294 shares, respectively ]	—	223,812,508
Capital shares issued in reinvestment of dividends [ 0 and 905,502 shares, respectively ]	—	8,690,839
Capital shares repurchased [ (2,929,998) and (6,750,110) shares, respectively ]	(29,307,737)	(69,628,150)

Total Class K transactions	(18,321,138)	179,215,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,113,361)	131,146,806

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,240,366	(38,235,286)
NET ASSETS:
Beginning of period	1,933,211,127	1,971,446,413

End of period (a)	$1,936,451,493	$1,933,211,127

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,861,565	$(6,283,674)

(ac) On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.53	$10.31	$8.85	$7.72	$9.61	$8.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.10	0.09	0.11	0.13	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.29	(0.74)	1.45	1.15	(1.74)	0.74

Total from investment operations	0.40	(0.64)	1.54	1.26	(1.61)	0.85

Less distributions:
Dividends from net investment income	—	(0.14)	(0.08)	(0.13)	(0.28)	(0.19)

Net asset value, end of period	$9.93	$9.53	$10.31	$8.85	$7.72	$9.61

Total return (b)	4.20%	(6.26)%	17.49%	16.29%	(16.73)%	9.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,697	$22,638	$11,118	$10,531	$8,903	$445,820
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%	1.04%	1.05%	1.05%	0.78%	0.85%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.04%	1.05%	1.05%	0.78%	0.85%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.04%	1.05%	1.05%	0.78%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.19%	0.97%	0.97%	1.33%	1.29%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.19%	0.97%	0.97%	1.33%	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.19%	0.97%	0.97%	1.33%	1.29%	1.30%
Portfolio turnover rate (z)^	5%	10%	15%	3%	3%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.54	$10.32	$8.86	$7.73	$9.62	$8.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.15	0.08	0.11	0.12	0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.29	(0.79)	1.46	1.15	(1.75)	0.73

Total from investment operations	0.40	(0.64)	1.54	1.26	(1.63)	0.82

Less distributions:
Dividends from net investment income	—	(0.14)	(0.08)	(0.13)	(0.26)	(0.16)

Net asset value, end of period	$9.94	$9.54	$10.32	$8.86	$7.73	$9.62

Total return (b)	4.19%	(6.25)%	17.47%	16.27%	(16.92)%	9.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,387,144	$1,388,764	$1,566,557	$800,489	$766,952	$984,130
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%	1.03%	1.05%	1.05%	1.03%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.03%	1.05%	1.05%	1.03%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.03%	1.05%	1.05%	1.03%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.17%	1.49%	0.84%	1.34%	1.25%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.17%	1.49%	0.85%	1.34%	1.25%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.17%	1.49%	0.84%	1.34%	1.25%	1.00%
Portfolio turnover rate (z)^	5%	10%	15%	3%	3%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.53	$10.31	$8.85	$7.72	$8.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.16	0.12	0.13	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.29	(0.78)	1.45	1.15	(0.55)

Total from investment operations	0.41	(0.62)	1.57	1.28	(0.49)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.11)	(0.15)	(0.24)

Net asset value, end of period	$9.94	$9.53	$10.31	$8.85	$7.72

Total return (b)	4.30%	(6.02)%	17.78%	16.59%	(5.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$525,610	$521,809	$393,771	$376,185	$335,852
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.76%	0.78%	0.80%	0.80%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.76%	0.78%	0.80%	0.80%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.76%	0.78%	0.80%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.42%	1.56%	1.22%	1.60%	2.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.42%	1.56%	1.22%	1.60%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.42%	1.56%	1.22%	1.60%	2.10%
Portfolio turnover rate (z)^	5%	10%	15%	3%	3%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ac)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$ 255,875,297	22.0%
Industrials	145,762,912	12.6
Consumer Discretionary	135,682,598	11.7
Consumer Staples	127,883,696	11.0
Health Care	114,735,977	9.9
Materials	80,868,886	7.0
Energy	54,461,261	4.7
Information Technology	50,621,093	4.4
Telecommunication Services	44,093,289	3.8
Utilities	28,044,362	2.4
Investment Companies	10,659,358	0.9
Cash and Other	111,957,643	9.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,054.60	$5.14
Hypothetical (5% average return before expenses)	1,000.00	1,019.79	5.06
Class IB
Actual	1,000.00	1,055.50	5.15
Hypothetical (5% average return before expenses)	1,000.00	1,019.79	5.06
Class K
Actual	1,000.00	1,056.30	3.87
Hypothetical (5% average return before expenses)	1,000.00	1,021.03	3.81

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.01%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.1%)
Abacus Property Group (REIT)	16,300	$36,723
Adelaide Brighton Ltd.	26,648	88,615
AGL Energy Ltd.	46,531	558,260
ALS Ltd.	28,494	128,610
Alumina Ltd.	167,663	197,921
Amcor Ltd.	76,895	813,985
AMP Ltd.	190,257	883,693
Ansell Ltd.	9,337	173,543
APA Group	71,162	452,418
APN News & Media Ltd.*	57,186	31,327
ARB Corp., Ltd.	3,357	33,749
Ardent Leisure Group	20,240	33,887
Aristocrat Leisure Ltd.	35,318	208,459
Arrium Ltd.	136,198	14,186
Asaleo Care Ltd.	32,244	47,268
Asciano Ltd.	58,789	301,635
ASX Ltd.	11,588	356,735
Aurizon Holdings Ltd.	130,426	516,233
AusNet Services	196,073	211,036
Australia & New Zealand Banking Group Ltd.	180,418	4,482,288
Automotive Holdings Group Ltd.	11,763	36,212
Aveo Group	16,815	33,472
AWE Ltd.*	35,640	33,273
Bank of Queensland Ltd.	23,547	232,001
Beach Energy Ltd.	53,100	43,018
Bendigo & Adelaide Bank Ltd.	27,424	259,409
BHP Billiton Ltd.	207,221	4,324,791
BHP Billiton plc	140,703	2,761,284
BlueScope Steel Ltd.	39,036	90,355
Boral Ltd.	43,486	196,277
Bradken Ltd.	5,143	5,694
Brambles Ltd.	99,274	811,905
Breville Group Ltd.	5,221	25,015
BWP Trust (REIT)	26,350	62,211
Cabcharge Australia Ltd.	7,330	20,699
Caltex Australia Ltd.	17,100	420,213
Cardno Ltd.	6,407	15,967
carsales.com Ltd.	14,419	113,364
Challenger Ltd.	36,965	191,657
Charter Hall Group (REIT)	16,050	55,973
Charter Hall Retail REIT (REIT)	14,347	46,934
CIMIC Group Ltd.	6,002	100,721
Coca-Cola Amatil Ltd.	33,316	235,200
Cochlear Ltd.	3,590	222,005
Commonwealth Bank of Australia	106,178	6,973,989
Computershare Ltd.	32,745	295,846
Corporate Travel Management Ltd.	3,875	30,824
Cover-More Group Ltd.	19,859	36,467
Cromwell Property Group (REIT)	85,018	67,236
Crown Resorts Ltd.	24,532	230,917
CSL Ltd.	31,066	2,072,597
CSR Ltd.	34,360	96,498
Dexus Property Group (REIT)	60,929	343,171

Domino’s Pizza Enterprises Ltd.	3,712	102,216
Downer EDI Ltd.	41,744	153,952
DUET Group	91,507	163,091
DuluxGroup Ltd.	21,933	96,796
Echo Entertainment Group Ltd.	52,781	177,553
Estia Health Ltd.*	7,359	34,067
Evolution Mining Ltd.	79,262	70,328
Fairfax Media Ltd.	153,337	96,420
Federation Centres (REIT)	199,282	448,968
FlexiGroup Ltd.	8,527	19,145
Flight Centre Travel Group Ltd.	3,640	95,796
Fortescue Metals Group Ltd.	112,186	165,324
G8 Education Ltd.	27,893	70,158
Genworth Mortgage Insurance Australia Ltd.	17,841	43,223
Goodman Group (REIT)	97,952	473,854
GPT Group (REIT)	110,946	366,370
GrainCorp Ltd., Class A	13,054	86,013
Greencross Ltd.	7,100	31,499
GUD Holdings Ltd.	4,390	29,942
GWA Group Ltd.	18,054	31,759
Harvey Norman Holdings Ltd.	38,105	132,594
Healthscope Ltd.	61,077	128,177
iiNET Ltd.	11,378	83,573
Iluka Resources Ltd.	27,793	164,688
Incitec Pivot Ltd.	103,113	306,294
Independence Group NL	13,777	44,326
Insurance Australia Group Ltd.	151,065	650,372
Investa Office Fund (REIT)	33,254	97,497
InvoCare Ltd.	6,750	63,016
IOOF Holdings Ltd.	16,411	113,831
IRESS Ltd.	6,640	51,846
Japara Healthcare Ltd.	16,654	33,023
JB Hi-Fi Ltd.	4,960	74,548
Karoon Gas Australia Ltd.*	11,310	19,634
Lend Lease Group	33,990	394,161
Liquefied Natural Gas Ltd.*	32,095	94,347
M2 Group Ltd.	11,246	92,842
Macquarie Atlas Roads Group	41,781	102,511
Macquarie Group Ltd.	21,998	1,381,566
Magellan Financial Group Ltd.	9,442	126,759
Mayne Pharma Group Ltd.*	42,379	32,207
McMillan Shakespeare Ltd.	2,381	22,210
Medibank Pvt Ltd.*	176,333	273,460
Mesoblast Ltd.*	7,231	20,977
Metcash Ltd.	73,371	62,553
Mineral Resources Ltd.	9,297	47,342
Mirvac Group (REIT)	307,632	439,104
MMA Offshore Ltd.	18,694	7,716
Monadelphous Group Ltd.	8,615	62,281
Myer Holdings Ltd.	52,605	49,720
National Australia Bank Ltd.	170,614	4,384,836
Navitas Ltd.	20,680	68,450
Newcrest Mining Ltd.*	48,942	491,651
Nine Entertainment Co. Holdings Ltd.	43,128	51,577
Northern Star Resources Ltd.	38,712	66,009
Nufarm Ltd.	11,910	66,438
Oil Search Ltd.	78,051	429,370
Orica Ltd.	23,497	385,787
Origin Energy Ltd.	71,044	656,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Orora Ltd.	83,338	$134,386
OZ Minerals Ltd.	18,845	57,869
OzForex Group Ltd.	21,095	36,132
Pacific Brands Ltd.*	62,010	15,310
Pact Group Holdings Ltd.	11,437	41,297
Paladin Energy Ltd.*	70,800	13,383
Perpetual Ltd.	2,833	105,705
Platinum Asset Management Ltd.	15,920	91,877
Premier Investments Ltd.	5,965	58,679
Primary Health Care Ltd.	27,634	107,458
Qantas Airways Ltd.*	141,194	344,245
QBE Insurance Group Ltd.	88,417	932,542
Qube Holdings Ltd.	31,841	57,732
Ramsay Health Care Ltd.	13,775	653,309
REA Group Ltd.	6,495	196,490
Recall Holdings Ltd.	21,544	115,192
Regis Healthcare Ltd.*	8,255	32,865
Regis Resources Ltd.*	24,410	20,340
Retail Food Group Ltd.	7,021	29,415
SAI Global Ltd.	10,500	33,782
Sandfire Resources NL	5,890	26,130
Santos Ltd.	62,452	377,287
Scentre Group (REIT)	344,125	995,661
Seek Ltd.	22,102	239,762
Select Harvests Ltd.	4,555	38,659
Senex Energy Ltd.*	64,772	13,993
Seven Group Holdings Ltd.	6,490	32,748
Seven West Media Ltd.	103,318	81,309
Shopping Centres Australasia Property Group (REIT)	37,627	61,836
Sigma Pharmaceuticals Ltd.	76,540	45,472
Sirius Resources NL*	30,697	78,158
Sirtex Medical Ltd.	3,230	72,396
Slater & Gordon Ltd.	20,228	55,561
Sonic Healthcare Ltd.	24,785	408,656
South32 Ltd.*	336,215	464,338
Southern Cross Media Group Ltd.	37,539	28,094
Spark Infrastructure Group	80,689	121,710
Spotless Group Holdings Ltd.	43,610	70,323
Steadfast Group Ltd.	38,427	47,882
Stockland Corp., Ltd. (REIT)	168,362	532,589
Suncorp Group Ltd.	83,576	866,007
Super Retail Group Ltd.	5,904	41,635
Sydney Airport	200,327	769,720
Syrah Resources Ltd.*	9,989	28,824
Tabcorp Holdings Ltd.	50,814	178,385
Tatts Group Ltd.	85,659	245,856
Technology One Ltd.	11,605	32,682
Telstra Corp., Ltd.	783,005	3,709,343
Ten Network Holdings Ltd.*	99,546	14,593
TPG Telecom Ltd.	28,367	196,322
Transfield Services Ltd.*	30,870	33,940
Transpacific Industries Group Ltd.	114,822	68,215
Transurban Group	145,618	1,044,870
Treasury Wine Estates Ltd.	44,774	172,381
UGL Ltd.*	5,303	8,674
Veda Group Ltd.	48,973	83,883
Village Roadshow Ltd.	5,218	25,525

Virgin Australia International Holdings Pty Ltd.*†	96,120	—
Virtus Health Ltd.	4,442	18,404
Vocus Communications Ltd.	8,129	36,189
Wesfarmers Ltd.	71,808	2,162,397
Western Areas Ltd.	22,353	55,706
Westfield Corp. (REIT)	123,228	867,098
Westpac Banking Corp.	203,661	5,051,879
Whitehaven Coal Ltd.*	29,544	29,975
Woodside Petroleum Ltd.	46,479	1,227,518
Woolworths Ltd.	81,806	1,701,646
WorleyParsons Ltd.	20,131	161,689

		70,289,585

Austria (0.3%)
Erste Group Bank AG*	136,781	3,884,690

Belgium (1.5%)
Anheuser-Busch InBev N.V.	147,355	17,659,962

Brazil (0.3%)
Banco Bradesco S.A. (Preference) (q)	210,852	1,932,804
Itau Unibanco Holding S.A. (Preference) (ADR) (q)	175,622	1,923,061

		3,855,865

Canada (0.1%)
Barrick Gold Corp.	87,914	937,163

China (0.5%)
Alibaba Group Holding Ltd. (ADR)*	73,020	6,007,355

Colombia (0.4%)
Bancolombia S.A. (ADR)	84,290	3,624,470
Grupo Aval Acciones y Valores S.A. (ADR)	54,365	532,233

		4,156,703

Denmark (0.9%)
Novo Nordisk A/S, Class B	196,873	10,726,385

Finland (0.3%)
Nokia Oyj	424,226	2,880,256

France (13.7%)
Air Liquide S.A.	66,784	8,446,822
Airbus Group SE	66,064	4,286,514
AXA S.A.‡	240,890	6,077,427
BNP Paribas S.A.	128,847	7,778,381
Carrefour S.A.	71,937	2,303,314
Cie de Saint-Gobain	135,549	6,085,474
Cie Generale des Etablissements Michelin	55,201	5,784,223
Danone S.A.	68,834	4,450,128
Essilor International S.A.	86,916	10,368,118
GDF Suez S.A.	187,757	3,483,100
Hermes International	1,172	437,190
J.C. Decaux S.A.	64,736	2,701,358
Legrand S.A.	70,239	3,943,488
L’Oreal S.A.	59,795	10,665,993
LVMH Moet Hennessy Louis Vuitton SE	59,575	10,437,461
Orange S.A.	222,521	3,425,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Pernod-Ricard S.A.	57,252	$6,612,518
Sanofi S.A.	138,918	13,665,970
Schneider Electric SE	186,221	12,857,193
Societe Generale S.A.	92,902	4,336,551
Total S.A.	273,340	13,277,221
Unibail-Rodamco SE (REIT)	40,805	10,312,912
Vinci S.A.	60,142	3,478,518
Vivendi S.A.	147,459	3,719,429

		158,935,254

Germany (10.8%)
Allianz SE (Registered)	101,469	15,803,243
BASF SE	105,599	9,279,246
Bayer AG (Registered)	95,186	13,323,129
Bayerische Motoren Werke (BMW) AG	36,933	4,042,537
Daimler AG (Registered)	150,651	13,711,705
Deutsche Bank AG (Registered)	150,133	4,510,777
Deutsche Post AG (Registered)	109,494	3,198,828
Deutsche Telekom AG (Registered)	355,570	6,124,491
E.ON SE	231,055	3,078,220
Fresenius Medical Care AG & Co. KGaA	33,469	2,762,648
Fresenius SE & Co. KGaA	64,269	4,123,474
Linde AG	36,800	6,970,399
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,720	3,141,067
RWE AG	56,621	1,217,345
SAP SE	208,404	14,544,434
Siemens AG (Registered)	90,454	9,111,133
TUI AG	28,009	453,294
Volkswagen AG (Preference) (q)	42,259	9,799,389

		125,195,359

Ireland (1.0%)
CRH plc	53,343	1,496,939
Experian plc	65,771	1,197,742
James Hardie Industries plc (CDI)	27,487	367,316
Shire plc	108,730	8,704,400

		11,766,397

Italy (1.9%)
Assicurazioni Generali S.p.A.	167,596	3,019,405
Enel S.p.A.	675,971	3,062,656
Eni S.p.A.	320,793	5,693,566
Intesa Sanpaolo S.p.A.	1,535,189	5,565,816
UniCredit S.p.A.	619,768	4,162,964

		21,504,407

Japan (18.8%)
77 Bank Ltd.	14,000	85,452
A&A Material Corp.*	2,000	1,830
A&D Co., Ltd.	1,200	4,991
ABC-Mart, Inc.	1,400	85,680
Accordia Golf Co., Ltd.	4,000	37,782
Accretive Co., Ltd.	1,000	6,153
Achilles Corp.	10,000	12,828

Acom Co., Ltd.*	24,100	92,552
Adastria Co., Ltd.	1,030	36,862
ADEKA Corp.	5,100	70,842
Aderans Co., Ltd.	1,300	11,228
Advan Co., Ltd.	700	9,277
Advanex, Inc.	2,000	2,893
Advantest Corp.	5,600	58,295
Aeon Co., Ltd.	37,199	528,114
Aeon Delight Co., Ltd.	1,400	42,897
Aeon Fantasy Co., Ltd.	400	7,458
AEON Financial Service Co., Ltd.	4,900	136,128
Aeon Hokkaido Corp.	900	4,824
Aeon Mall Co., Ltd.	5,960	111,715
AGORA Hospitality Group Co., Ltd.*	5,000	1,879
Ai Holdings Corp.	2,100	37,166
Aica Kogyo Co., Ltd.	3,700	85,981
Aichi Bank Ltd.	400	22,519
Aichi Corp.	2,100	12,440
Aichi Steel Corp.	6,000	26,817
Aichi Tokei Denki Co., Ltd.	1,000	2,893
Aida Engineering Ltd.	3,300	36,186
Aiful Corp.*	20,300	65,519
Aigan Co., Ltd.*	900	1,831
Ain Pharmaciez, Inc.	1,000	46,411
Aiphone Co., Ltd.	800	14,302
Air Water, Inc.	6,000	109,866
Airport Facilities Co., Ltd.	1,200	6,432
Airtech Japan Ltd.	300	1,731
Aisan Industry Co., Ltd.	1,500	14,083
Aisin Seiki Co., Ltd.	7,600	323,536
Ajinomoto Co., Inc.	25,000	541,631
Akebono Brake Industry Co., Ltd.	5,700	18,304
Akita Bank Ltd.	8,000	25,886
Alconix Corp.	400	6,681
Alfresa Holdings Corp.	8,000	124,590
Alpen Co., Ltd.	700	11,228
Alpha Corp.	300	3,280
Alpha Systems, Inc.	360	5,771
Alpine Electronics, Inc.	2,400	46,280
Alps Electric Co., Ltd.	7,200	222,086
Altech Co., Ltd.	500	948
Altech Corp.	500	9,952
Amada Holdings Co., Ltd.	13,000	137,452
Amano Corp.	3,400	44,450
Amuse, Inc.	300	10,246
ANA Holdings, Inc.	188,000	510,151
Anest Iwata Corp.	2,000	12,502
Anritsu Corp.	5,000	33,746
AOI Pro, Inc.	500	4,335
AOKI Holdings, Inc.	2,200	31,386
Aomori Bank Ltd.	9,000	29,710
Aoyama Trading Co., Ltd.	3,100	125,383
Aozora Bank Ltd.	60,000	226,498
Arakawa Chemical Industries Ltd.	1,000	12,240
Araya Industrial Co., Ltd.	2,000	2,958
Arcland Sakamoto Co., Ltd.	700	15,821
Arcs Co., Ltd.	1,500	32,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Argo Graphics, Inc.	400	$6,471
Ariake Japan Co., Ltd.	1,100	45,030
Arisawa Manufacturing Co., Ltd.	2,000	14,806
Arrk Corp.*	4,200	4,496
As One Corp.	800	27,552
Asahi Co., Ltd.	500	5,278
Asahi Diamond Industrial Co., Ltd.	4,000	45,071
Asahi Glass Co., Ltd.	48,000	288,271
Asahi Group Holdings Ltd.	19,600	623,385
Asahi Kasei Corp.	56,000	460,089
Asahi Kogyosha Co., Ltd.	1,000	3,652
Asahi Net, Inc.	1,000	4,290
Asahi Organic Chemicals Industry Co., Ltd.	4,000	8,432
Asanuma Corp.	4,000	6,014
Asatsu-DK, Inc.	2,000	47,359
Ashimori Industry Co., Ltd.	3,000	5,221
Asics Corp.	9,200	237,921
ASKA Pharmaceutical Co., Ltd.	1,000	10,965
ASKUL Corp.	900	28,349
Astellas Pharma, Inc.	110,800	1,580,270
Asunaro Aoki Construction Co., Ltd.	500	3,485
Atsugi Co., Ltd.	11,000	10,426
Autobacs Seven Co., Ltd.	4,500	75,303
Avex Group Holdings, Inc.	2,300	40,405
Awa Bank Ltd.	10,000	63,733
Axell Corp.	400	5,586
Axial Retailing, Inc.	700	19,704
Azbil Corp.	2,300	59,480
Azuma Shipping Co., Ltd.	600	1,407
Bandai Namco Holdings, Inc.	10,700	207,032
Bando Chemical Industries Ltd.	4,000	16,669
Bank of Iwate Ltd.	800	36,018
Bank of Kyoto Ltd.	16,000	184,336
Bank of Nagoya Ltd.	11,000	43,053
Bank of Okinawa Ltd.	900	38,461
Bank of Saga Ltd.	7,000	17,845
Bank of the Ryukyus Ltd.	2,500	37,300
Bank of Yokohama Ltd.	60,000	367,986
Belc Co., Ltd.	600	18,728
Belluna Co., Ltd.	3,000	16,350
Benesse Holdings, Inc.	2,400	60,203
Best Denki Co., Ltd.	3,500	4,376
Bic Camera, Inc.	3,000	37,799
BML, Inc.	700	21,906
Bookoff Corp.	700	5,056
BP Castrol KK	500	5,319
Bridgestone Corp.	30,100	1,113,517
Brother Industries Ltd.	9,700	137,434
Bunka Shutter Co., Ltd.	3,000	23,679
CAC Holdings Corp.	700	6,417
Calbee, Inc.	4,200	177,081
Calsonic Kansei Corp.	6,000	42,701
Can Do Co., Ltd.	1,000	12,820
Canare Electric Co., Ltd.	100	1,798
Canon Electronics, Inc.	1,100	21,526
Canon Marketing Japan, Inc.	4,000	68,080
Canon, Inc.	55,600	1,809,266

Capcom Co., Ltd.	2,600	50,371
Carlit Holdings Co., Ltd.	1,000	5,058
Casio Computer Co., Ltd.	8,700	171,747
Cawachi Ltd.	800	12,034
Central Glass Co., Ltd.	12,000	50,300
Central Japan Railway Co.	8,200	1,481,072
Central Security Patrols Co., Ltd.	500	5,687
Central Sports Co., Ltd.	400	7,514
Century Tokyo Leasing Corp.	2,800	90,599
CFS Corp.	1,000	9,053
Chiba Bank Ltd.	31,000	236,328
Chiba Kogyo Bank Ltd.	2,300	17,402
Chino Corp.	400	4,033
Chiyoda Co., Ltd.	1,600	37,573
Chiyoda Corp.	9,000	79,716
Chiyoda Integre Co., Ltd.	400	11,145
Chofu Seisakusho Co., Ltd.	1,200	28,200
Chori Co., Ltd.	800	12,701
Chubu Electric Power Co., Inc.	29,200	435,310
Chubu Shiryo Co., Ltd.	1,200	9,040
Chudenko Corp.	2,000	38,387
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,615
Chugai Pharmaceutical Co., Ltd.	10,600	365,935
Chugai Ro Co., Ltd.	4,000	9,021
Chugoku Bank Ltd.	8,000	126,225
Chugoku Electric Power Co., Inc.	11,600	169,282
Chugoku Marine Paints Ltd.	3,000	22,307
Chugokukogyo Co., Ltd.	100	659
Chukyo Bank Ltd.	5,000	9,356
Chuo Spring Co., Ltd.	1,000	2,737
Citizen Holdings Co., Ltd.	15,500	108,159
CKD Corp.	3,400	39,005
Clarion Co., Ltd.	6,000	17,502
Cleanup Corp.	1,200	8,746
CMIC Holdings Co., Ltd.	400	5,582
CMK Corp.	2,400	6,295
Coca-Cola Central Japan Co., Ltd.	2,764	51,154
Coca-Cola West Co., Ltd.	4,200	75,843
Cocokara fine, Inc.	1,100	37,840
COLOPL, Inc.	1,700	34,351
Colowide Co., Ltd.	4,000	60,628
Computer Engineering & Consulting Ltd.	800	7,700
Computer Institute of Japan Ltd.	1,200	5,197
COMSYS Holdings Corp.	3,400	50,617
CONEXIO Corp.	1,000	10,851
Co-Op Chemical Co., Ltd.*	1,000	858
Core Corp.	400	2,778
Corona Corp.	500	4,870
Cosel Co., Ltd.	1,800	21,826
Cosmo Oil Co., Ltd.*	15,000	24,390
Cosmos Pharmaceutical Corp.	900	122,074
Create Medic Co., Ltd.	300	2,483
Create SD Holdings Co., Ltd.	500	23,083
Credit Saison Co., Ltd.	7,300	156,516
Cresco Ltd.	300	4,488
CTI Engineering Co., Ltd.	700	6,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CyberAgent, Inc.	2,300	$109,188
Cybernet Systems Co., Ltd.	1,000	3,718
Cybozu, Inc.	2,000	5,507
Dai Nippon Printing Co., Ltd.	25,000	258,304
Dai Nippon Toryo Co., Ltd.	7,000	10,524
Daibiru Corp.	3,600	33,328
Daicel Corp.	13,000	166,981
Dai-Dan Co., Ltd.	1,000	6,864
Daido Kogyo Co., Ltd.	2,000	4,053
Daido Metal Co., Ltd.	1,000	9,625
Daido Steel Co., Ltd.	20,000	83,344
Daidoh Ltd.	1,600	6,667
Daifuku Co., Ltd.	5,000	77,011
Daihatsu Motor Co., Ltd.	9,000	128,177
Daihen Corp.	6,000	30,641
Daiho Corp.	4,000	19,741
Daiichi Chuo KK*	8,000	2,484
Daiichi Jitsugyo Co., Ltd.	2,000	10,704
Dai-ichi Life Insurance Co., Ltd.	58,600	1,152,273
Daiichi Sankyo Co., Ltd.	32,400	599,368
Daiken Corp.	5,000	12,624
Daiken Medical Co., Ltd.	400	3,987
Daiki Aluminium Industry Co., Ltd.	2,000	6,488
Daikin Industries Ltd.	13,500	971,700
Daikoku Denki Co., Ltd.	500	7,109
Daikyo, Inc.	10,000	16,097
Dainichi Co., Ltd.	600	3,819
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	20,166
Daio Paper Corp.	5,000	50,251
Daiohs Corp.	200	1,971
Daisan Bank Ltd.	7,000	11,382
Daiseki Co., Ltd.	1,900	36,778
Daishi Bank Ltd.	16,000	67,590
Daiso Co., Ltd.	5,000	18,058
Daisue Construction Co., Ltd.	400	2,595
Daisyo Corp.	600	7,354
Daito Bank Ltd.	7,000	10,238
Daito Electron Co., Ltd.	500	3,738
Daito Trust Construction Co., Ltd.	3,600	372,987
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	686
Daiwa House Industry Co., Ltd.	30,300	706,344
Daiwa Industries Ltd.	1,000	6,586
Daiwa Odakyu Construction Co., Ltd.	500	4,617
Daiwa Securities Group, Inc.	88,000	659,506
Daiwabo Holdings Co., Ltd.	14,100	27,996
Daiyu Eight Co., Ltd.	100	666
Danto Holdings Corp.*	1,000	1,471
DC Co., Ltd.	1,300	4,674
DCM Holdings Co., Ltd.	5,800	56,822
DeNA Co., Ltd.	4,000	78,637
Denki Kagaku Kogyo KK	22,000	97,790
Denki Kogyo Co., Ltd.	3,000	14,340
Denso Corp.	21,900	1,090,840
Dentsu, Inc.	98,900	5,123,389
Denyo Co., Ltd.	1,100	17,850
Descente Ltd.	3,000	45,030

DIC Corp.	40,000	100,012
Dijet Industrial Co., Ltd.	1,000	1,798
Disco Corp.	1,300	107,603
DKS Co., Ltd	2,000	5,883
DMG Mori Co., Ltd.	6,800	131,405
Don Quijote Holdings Co., Ltd.	6,800	289,480
Doshisha Co., Ltd.	1,000	17,731
Doutor Nichires Holdings Co., Ltd.	2,100	36,823
Dowa Holdings Co., Ltd.	9,000	85,010
Dr. Ci:Labo Co., Ltd.	1,000	35,094
DTS Corp.	1,100	24,843
Dunlop Sports Co., Ltd.	1,000	9,658
Duskin Co., Ltd.	3,600	62,214
Dydo Drinco, Inc.	500	21,735
Dynic Corp.	2,000	3,089
Eagle Industry Co., Ltd.	1,000	23,271
Earth Chemical Co., Ltd.	900	34,159
East Japan Railway Co.	16,800	1,511,362
Ebara Corp.	17,000	82,371
Ebara Jitsugyo Co., Ltd.	300	3,496
Echo Trading Co., Ltd.	300	1,674
Econach Holdings Co., Ltd.*	3,000	2,770
Eco’s Co., Ltd.	400	3,285
EDION Corp.	4,400	31,170
Ehime Bank Ltd.	7,000	15,271
Eighteenth Bank Ltd.	7,000	21,449
Eiken Chemical Co., Ltd.	1,000	20,011
Eisai Co., Ltd.	12,800	859,295
Eizo Corp.	1,000	23,001
Electric Power Development Co., Ltd.	7,000	247,375
Elematec Corp.	900	21,628
Enplas Corp.	600	24,390
Enshu Ltd.*	2,000	1,896
EPS Holdings, Inc.	2,000	24,268
ESPEC Corp.	1,200	13,727
Euglena Co., Ltd.*	3,600	50,536
Excel Co., Ltd.	600	6,869
Exedy Corp.	1,500	37,505
Ezaki Glico Co., Ltd.	2,500	124,198
Faith, Inc.	400	5,059
Falco Holdings Co., Ltd.	600	7,511
FamilyMart Co., Ltd.	3,200	147,208
Fancl Corp.	2,500	34,808
FANUC Corp.	58,200	11,926,756
Fast Retailing Co., Ltd.	2,000	907,954
FCC Co., Ltd.	1,800	27,503
Feed One Holdings Co., Ltd.	7,520	8,295
Felissimo Corp.*	300	3,084
FIDEA Holdings Co., Ltd.	7,000	15,329
Financial Products Group Co., Ltd.	4,600	34,993
First Baking Co., Ltd.*	1,000	1,030
Foster Electric Co., Ltd.	1,100	24,744
FP Corp.	1,200	43,682
France Bed Holdings Co., Ltd.	8,000	12,354
F-Tech, Inc.	400	4,050
Fudo Tetra Corp.	9,800	15,935
Fuji Co., Ltd.	1,300	24,697
Fuji Corp., Ltd.	1,200	6,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Fuji Electric Co., Ltd.	30,000	$129,183
Fuji Heavy Industries Ltd.	31,100	1,145,555
Fuji Kiko Co., Ltd.	1,000	5,434
Fuji Kosan Co., Ltd.	400	1,876
Fuji Kyuko Co., Ltd.	3,000	26,008
Fuji Media Holdings, Inc.	7,700	102,239
Fuji Oil Co., Ltd. (Osaka Securities Exchange)	3,300	12,997
Fuji Oil Co., Ltd. (Tokyo Stock Exchange)	3,300	57,865
Fuji Seal International, Inc.	1,200	35,397
Fuji Soft, Inc.	1,600	32,592
Fujibo Holdings, Inc.	5,000	11,603
Fujicco Co., Ltd.	1,000	20,239
Fujifilm Holdings Corp.	22,670	810,126
Fujikura Kasei Co., Ltd.	1,600	7,583
Fujikura Ltd.	18,000	100,748
Fujikura Rubber Ltd.	800	4,608
Fujimi, Inc.	1,100	16,556
Fujimori Kogyo Co., Ltd.	900	27,209
Fujita Kanko, Inc.	3,000	9,683
Fujitec Co., Ltd.	3,000	37,382
Fujitsu General Ltd.	2,000	25,640
Fujitsu Ltd.	91,000	508,889
Fujiya Co., Ltd.*	7,000	11,096
FuKoKu Co., Ltd.	500	5,074
Fukuda Corp.	1,000	6,512
Fukui Bank Ltd.	10,000	21,898
Fukui Computer Holdings, Inc.	400	2,768
Fukuoka Financial Group, Inc.	37,000	191,976
Fukushima Bank Ltd.	15,000	12,502
Fukushima Industries Corp.	600	10,987
Fukuyama Transporting Co., Ltd.	8,000	44,385
FULLCASTHoldings Co., Ltd.	1,000	6,267
Funai Electric Co., Ltd.	1,100	12,242
Funai Soken Holdings, Inc.	1,300	15,200
Furukawa Co., Ltd.	21,000	37,407
Furukawa Electric Co., Ltd.	31,000	55,219
Furusato Industries Ltd.	700	10,009
Fuso Pharmaceutical Industries Ltd.	4,000	9,544
Futaba Corp.	2,100	38,059
Futaba Industrial Co., Ltd.	3,500	17,016
Future Architect, Inc.	1,000	6,537
Fuyo General Lease Co., Ltd.	1,100	47,007
G-7 Holdings, Inc.	300	3,817
Gakken Holdings Co., Ltd.	5,000	10,295
Gakujo Co., Ltd.	400	4,265
Gecoss Corp.	800	8,223
Genki Sushi Co., Ltd.	300	6,079
Geo Holdings Corp.	2,000	24,627
GLOBERIDE, Inc.	5,000	7,109
Glory Ltd.	3,400	100,707
GMO Internet, Inc.	3,400	45,617
Godo Steel Ltd.	7,000	13,041
Goldcrest Co., Ltd.	1,100	21,724
Goldwin, Inc.	2,000	14,332
Gree, Inc.	5,100	29,795
GS Yuasa Corp.	14,000	55,023
GSI Creos Corp.	3,000	3,432

Gulliver International Co., Ltd.	3,300	30,712
Gun-Ei Chemical Industry Co., Ltd.	3,000	8,163
Gunma Bank Ltd.	22,000	162,504
Gunze Ltd.	8,000	21,898
Gurunavi, Inc.	2,000	32,945
H2O Retailing Corp.	4,760	99,179
Hachijuni Bank Ltd.	10,000	75,499
Hakudo Co., Ltd.	400	4,857
Hakuhodo DY Holdings, Inc.	10,600	113,548
Hakuto Co., Ltd.	700	8,579
Hakuyosha Co., Ltd.	1,000	2,288
Hamakyorex Co., Ltd.	300	11,987
Hamamatsu Photonics KK	6,000	176,982
Hankyu Hanshin Holdings, Inc.	55,000	324,917
Hanwa Co., Ltd.	11,000	51,681
Happinet Corp.	600	6,300
Hard Off Corp. Co., Ltd.	500	5,683
Harima Chemicals, Inc.	1,100	4,440
Haruyama Trading Co., Ltd.	500	3,121
Haseko Corp.	13,700	161,644
Hayashikane Sangyo Co., Ltd.*	4,000	5,327
Hazama Ando Corp.	7,520	40,738
Heiwa Corp.	2,600	51,794
Heiwa Real Estate Co., Ltd.	1,800	24,709
Heiwado Co., Ltd.	2,400	59,615
Helios Techno Holdings Co., Ltd.	1,100	3,784
Hibiya Engineering Ltd.	1,800	24,194
Hiday Hidaka Corp.	864	21,214
Higashi-Nippon Bank Ltd.	6,000	21,718
Higo Bank Ltd.	9,000	58,610
Hikari Tsushin, Inc.	900	60,743
Hino Motors Ltd.	12,000	148,450
Hioki EE Corp.	500	10,451
Hirakawa Hewtech Corp.	200	2,224
Hirose Electric Co., Ltd.	1,575	225,598
Hiroshima Bank Ltd.	29,000	173,453
HIS Co., Ltd.	2,600	88,589
Hisaka Works Ltd.	1,000	9,094
Hisamitsu Pharmaceutical Co., Inc.	2,600	101,017
Hitachi Capital Corp.	1,200	31,769
Hitachi Chemical Co., Ltd.	4,600	82,991
Hitachi Construction Machinery Co., Ltd.	4,200	73,578
Hitachi High-Technologies Corp.	1,800	50,668
Hitachi Koki Co., Ltd.	3,300	27,530
Hitachi Kokusai Electric, Inc.	2,000	30,429
Hitachi Ltd.	223,640	1,474,304
Hitachi Metals Ltd.	9,400	144,474
Hitachi Transport System Ltd.	2,100	34,884
Hitachi Zosen Corp.	5,100	29,087
Hochiki Corp.	1,000	7,329
Hodogaya Chemical Co., Ltd.	2,000	3,023
Hogy Medical Co., Ltd.	600	30,788
Hokkaido Electric Power Co., Inc.*	7,100	80,581
Hokkaido Gas Co., Ltd.	2,000	4,772
Hokkan Holdings Ltd.	3,000	7,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hokko Chemical Industry Co., Ltd.	1,000	$4,216
Hokkoku Bank Ltd.	14,000	51,363
Hokuetsu Bank Ltd.	13,000	27,087
Hokuetsu Kishu Paper Co., Ltd.	8,000	44,188
Hokuhoku Financial Group, Inc.	68,000	160,575
Hokuriku Electric Industry Co., Ltd.	4,000	5,850
Hokuriku Electric Power Co.	7,800	116,250
Hokushin Co., Ltd.	800	994
Hokuto Corp.	1,400	28,701
Honda Motor Co., Ltd.	83,100	2,689,877
Honeys Co., Ltd.	1,080	9,178
Hoosiers Holdings Co., Ltd.	2,000	8,253
Horiba Ltd.	2,100	85,452
Hoshizaki Electric Co., Ltd.	1,500	88,246
Hosiden Corp.	3,000	18,360
Hosokawa Micron Corp.	2,000	9,740
House Foods Group, Inc.	3,600	68,479
House of Rose Co., Ltd.	100	1,161
Howa Machinery Ltd.	600	3,638
Hoya Corp.	21,800	874,066
Hulic Co., Ltd.	14,800	131,330
Hurxley Corp.	300	2,412
Hyakugo Bank Ltd.	11,000	54,557
Hyakujushi Bank Ltd.	14,000	50,104
Ibiden Co., Ltd.	4,300	72,730
IBJ Leasing Co., Ltd.	1,700	39,519
Ichibanya Co., Ltd.	400	16,473
Ichiken Co., Ltd.	1,000	2,223
Ichikoh Industries Ltd.	2,000	5,197
Ichinen Holdings Co., Ltd.	1,300	12,375
Ichiyoshi Securities Co., Ltd.	2,700	26,386
Icom, Inc.	600	15,124
Idec Corp.	1,400	12,618
Idemitsu Kosan Co., Ltd.	3,200	62,831
Ihara Chemical Industry Co., Ltd.	2,000	24,447
IHI Corp.	66,000	307,391
Iida Group Holdings Co., Ltd.	5,976	95,218
Iino Kaiun Kaisha Ltd.	5,900	28,154
Ikegami Tsushinki Co., Ltd.	3,000	4,339
Ikyu Corp.	1,000	21,383
Imasen Electric Industrial Co., Ltd.	800	8,615
Impress Holdings, Inc.	1,000	1,871
Inaba Denki Sangyo Co., Ltd.	1,400	48,731
Inaba Seisakusho Co., Ltd.	600	7,432
Inabata & Co., Ltd.	3,200	35,011
Inageya Co., Ltd.	1,000	12,240
INES Corp.	1,600	17,858
I-Net Corp.	500	4,649
Information Services International-Dentsu Ltd.	700	7,859
INPEX Corp.	52,000	591,233
Intage Holdings, Inc.	600	9,555
Internet Initiative Japan, Inc.	700	12,297
Inui Global Logistics Co., Ltd.	490	3,824
I’rom Group Co., Ltd.*	300	4,907
Iseki & Co., Ltd.	13,000	25,706
Isetan Mitsukoshi Holdings Ltd.	16,800	300,351

Ishihara Sangyo Kaisha Ltd.*	21,000	21,277
Ishii Iron Works Co., Ltd.	1,000	1,781
Ishikawa Seisakusho Ltd.*	2,000	1,651
Ishizuka Glass Co., Ltd.*	1,000	1,855
Isuzu Motors Ltd.	28,400	373,028
IT Holdings Corp.	4,000	85,108
Itfor, Inc.	1,300	5,056
Ito En Ltd.	3,000	62,949
ITOCHU Corp.	76,600	1,012,070
Itochu Enex, Co., Ltd.	2,700	25,944
Itochu-Shokuhin Co., Ltd.	300	10,381
ItochuTechno-Solutions Corp.	2,400	59,811
Itoham Foods, Inc.	7,000	37,750
Itoki Corp.	2,600	14,850
IwaiCosmo Holdings, Inc.	1,100	14,057
Iwaki & Co., Ltd.	1,000	1,912
Iwasaki Electric Co., Ltd.	4,000	8,857
Iwatani Corp.	13,000	82,428
Iwatsu Electric Co., Ltd.*	5,000	3,840
Iyo Bank Ltd.	10,000	122,891
Izumi Co., Ltd.	1,700	71,814
Izutsuya Co., Ltd.*	6,000	4,020
J. Front Retailing Co., Ltd.	9,500	178,845
Jaccs Co., Ltd.	8,000	38,501
Jafco Co., Ltd.	1,600	63,864
Jalux, Inc.	300	5,638
Janome Sewing Machine Co., Ltd.*	12,000	12,649
Japan Airlines Co., Ltd.	18,000	628,018
Japan Airport Terminal Co., Ltd.	7,900	430,551
Japan Asia Investment Co., Ltd.*	8,000	3,987
Japan Aviation Electronics Industry Ltd.	2,000	54,418
Japan Cash Machine Co., Ltd.	1,100	14,983
Japan Digital Laboratory Co., Ltd.	1,000	13,972
Japan Display, Inc.*	17,300	65,166
Japan Drilling Co., Ltd.	300	8,641
Japan Electronic Materials Corp.	500	3,183
Japan Exchange Group, Inc.	12,700	412,489
Japan Foods Co., Ltd.	100	914
Japan Foundation Engineering Co., Ltd.	1,700	5,779
Japan Medical Dynamic Marketing, Inc.	1,000	4,184
Japan Oil Transportation Co., Ltd.	1,000	1,977
Japan Petroleum Exploration Co., Ltd.	1,700	54,104
Japan Pulp & Paper Co., Ltd.	6,000	16,473
Japan Radio Co., Ltd.	3,000	10,344
Japan Securities Finance Co., Ltd.	5,546	32,310
Japan Steel Works Ltd.	16,000	66,152
Japan Tobacco, Inc.	208,864	7,441,692
Japan Transcity Corp.	2,000	6,945
Japan Vilene Co., Ltd.	1,000	6,553
Japan Wool Textile Co., Ltd.	4,000	30,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Jastec Co., Ltd.	700	$6,063
JBCC Holdings, Inc.	1,000	6,529
JCU Corp.	200	8,318
Jeans Mate Corp.*	300	650
Jeol Ltd.	4,000	18,139
JFE Holdings, Inc.	25,544	566,984
JGC Corp.	11,000	207,803
JK Holdings Co., Ltd.	1,100	5,267
JMS Co., Ltd.	1,000	2,517
Joban Kosan Co., Ltd.	3,000	3,775
J-Oil Mills, Inc.	5,000	17,159
Joshin Denki Co., Ltd.	2,000	15,410
Joyo Bank Ltd.	28,000	156,947
JSP Corp.	800	12,897
JSR Corp.	8,100	143,223
JTEKT Corp.	10,500	198,872
Juki Corp.	1,400	18,841
Juroku Bank Ltd.	15,000	61,405
JVC Kenwood Corp.	5,800	15,829
JX Holdings, Inc.	99,900	431,157
K&O Energy Group, Inc.	500	7,869
K.R.S. Corp.	300	5,121
kabu.com Securities Co., Ltd.	9,800	32,831
Kadokawa Dwango*	1,484	19,256
Kaga Electronics Co., Ltd.	1,200	15,580
Kagome Co., Ltd.	2,200	35,467
Kagoshima Bank Ltd.	7,000	50,619
Kajima Corp.	45,000	211,423
Kakaku.com, Inc.	8,000	115,831
Kaken Pharmaceutical Co., Ltd.	5,000	174,654
Kamei Corp.	1,000	9,348
Kamigumi Co., Ltd.	11,000	103,362
Kanaden Corp.	1,000	8,048
Kanagawa Chuo Kotsu Co., Ltd.	1,000	4,788
Kanamoto Co., Ltd.	1,000	25,371
Kandenko Co., Ltd.	6,000	37,456
Kaneka Corp.	13,000	95,069
Kanematsu Corp.	27,000	47,212
Kanematsu Electronics Ltd.	700	11,611
Kanematsu-NNK Corp.*	1,000	1,283
Kansai Electric Power Co., Inc.*	39,000	431,952
Kansai Paint Co., Ltd.	12,000	186,003
Kansai Urban Banking Corp.	1,700	20,641
Kanto Denka Kogyo Co., Ltd.	2,000	13,466
Kao Corp.	26,000	1,209,446
Kappa Create Holdings Co., Ltd.*	1,800	16,987
Kasai Kogyo Co., Ltd.	1,000	10,581
Katakura Industries Co., Ltd.	1,400	15,203
Kato Sangyo Co., Ltd.	1,700	39,824
Kato Works Co., Ltd.	2,000	11,766
KAWADA Technologies, Inc.	200	6,953
Kawai Musical Instruments Manufacturing Co., Ltd.	400	7,472
Kawasaki Heavy Industries Ltd.	67,000	312,596
Kawasaki Kisen Kaisha Ltd.	39,000	92,095
KDDI Corp.	92,500	2,232,667
Keihan Electric Railway Co., Ltd.	16,000	93,214
Keihanshin Building Co., Ltd.	1,400	8,625
Keihin Co., Ltd.	2,000	3,366

Keihin Corp.	2,500	35,870
Keikyu Corp.	21,000	158,549
Keio Corp.	23,000	164,628
Keisei Electric Railway Co., Ltd.	12,000	142,763
Keiyo Bank Ltd.	5,000	26,310
Keiyo Co., Ltd.	2,200	10,121
Kenedix, Inc.	16,500	63,500
Kewpie Corp.	5,100	108,013
Key Coffee, Inc.	1,200	20,101
Keyence Corp.	2,290	1,236,078
Kikkoman Corp.	9,000	281,284
Kimoto Co., Ltd.	2,200	5,087
Kimura Chemical Plants Co., Ltd.	1,100	4,422
Kimura Unity Co., Ltd.	200	2,004
Kinden Corp.	5,000	66,144
King Jim Co., Ltd.	1,000	6,962
Kinki Sharyo Co., Ltd.*	1,000	2,762
Kintetsu Department Store Co., Ltd.*	11,000	30,919
Kintetsu Group Holdings Co., Ltd.	78,000	265,768
Kintetsu World Express, Inc.	1,100	49,434
Kinugawa Rubber Industrial Co., Ltd.	3,000	16,326
Kirin Holdings Co., Ltd.	42,000	578,600
Kirindo Holdings Co., Ltd.	500	5,924
Kisoji Co., Ltd.	1,400	23,107
Kissei Pharmaceutical Co., Ltd.	2,600	66,070
Kitagawa Iron Works Co., Ltd.	5,000	12,828
Kita-Nippon Bank Ltd.	300	8,678
Kitano Construction Corp.	3,000	7,918
Kitazawa Sangyo Co., Ltd.	1,000	1,520
Kitz Corp.	5,100	25,503
KNT-CT Holdings Co., Ltd.*	4,000	5,295
Koa Corp.	1,500	16,129
Koatsu Gas Kogyo Co., Ltd.	1,000	5,172
Kobayashi Pharmaceutical Co., Ltd.	1,300	88,377
Kobayashi Yoko Co., Ltd.*	300	814
Kobe Steel Ltd.	161,000	270,997
Koei Tecmo Holdings Co., Ltd.	2,400	41,319
Kohnan Shoji Co., Ltd.	1,100	14,291
Kohsoku Corp.	700	5,119
Koito Manufacturing Co., Ltd.	5,300	206,786
Kojima Co., Ltd.	1,500	4,645
Kokuyo Co., Ltd.	6,400	55,118
KOMAIHALTEC, Inc.	2,000	4,135
Komatsu Ltd.	177,590	3,565,295
Komatsu Seiren Co., Ltd.	2,000	9,086
Komatsu Wall Industry Co., Ltd.	400	7,942
Komeri Co., Ltd.	1,600	36,619
Komori Corp.	3,400	46,200
Konaka Co., Ltd.	1,400	8,294
Konami Corp.	4,600	85,546
Konica Minolta, Inc.	21,000	245,202
Konishi Co., Ltd.	1,000	18,940
Kosaido Co., Ltd.	900	4,412
Kose Corp.	1,200	98,640
Kosei Securities Co., Ltd.	2,000	3,661
Kourakuen Corp.	700	8,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Krosaki Harima Corp.	2,000	$4,314
K’s Holdings Corp.	1,700	61,258
Kubota Corp.	50,000	793,194
Kumagai Gumi Co., Ltd.	10,000	29,497
Kumiai Chemical Industry Co., Ltd.	2,000	15,639
Kura Corp.	600	19,071
Kurabo Industries Ltd.	12,000	25,689
Kuraray Co., Ltd.	14,900	182,255
Kuraudia Co., Ltd.	200	1,021
Kureha Corp.	8,000	31,507
Kurimoto Ltd.	6,000	12,403
Kurita Water Industries Ltd.	5,000	116,599
Kuroda Electric Co., Ltd.	1,600	29,768
KYB Co., Ltd.	7,000	24,251
Kyocera Corp.	15,200	790,273
Kyodo Printing Co., Ltd.	3,000	8,506
Kyoei Sangyo Co., Ltd.	1,000	1,691
Kyoei Steel Ltd.	1,300	24,059
Kyoei Tanker Co., Ltd.	1,000	1,765
Kyokuto Boeki Kaisha Ltd.	1,000	2,680
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	25,014
Kyokuto Securities Co., Ltd.	1,600	23,205
Kyokuyo Co., Ltd.	5,000	11,562
KYORIN Holdings, Inc.	3,000	61,208
Kyoritsu Maintenance Co., Ltd.	600	38,583
Kyoritsu Printing Co., Ltd.	1,000	2,443
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,145
Kyoto Kimono Yuzen Co., Ltd.	700	5,903
Kyowa Electronics Instruments Co., Ltd.	1,000	4,151
Kyowa Exeo Corp.	4,900	57,094
Kyowa Hakko Kirin Co., Ltd.	10,000	130,817
Kyowa Leather Cloth Co., Ltd.	700	5,594
Kyudenko Corp.	2,000	35,952
Kyushu Electric Power Co., Inc.*	19,200	222,772
Land Business Co., Ltd.	1,000	3,244
LAND Co., Ltd.*	1,300	234
Lawson, Inc.	3,800	260,195
LEC, Inc.	300	3,341
Leopalace21 Corp.*	7,300	44,796
Life Corp.	700	16,067
Lintec Corp.	2,600	59,421
Lion Corp.	12,000	96,188
LIXIL Group Corp.	57,640	1,144,464
Look, Inc.	2,000	3,628
M3, Inc.	8,300	166,970
Mabuchi Motor Co., Ltd.	2,400	151,783
Macnica Fuji Electronics Holdings, Inc.*	1,850	22,856
Maeda Corp.	8,000	55,432
Maeda Road Construction Co., Ltd.	4,000	73,669
Maezawa Industries, Inc.	900	3,780
Maezawa Kasei Industries Co., Ltd.	900	9,185
Maezawa Kyuso Industries Co., Ltd.	400	5,461

Makino Milling Machine Co., Ltd.	6,000	60,547
Makita Corp.	5,300	287,552
Mandom Corp.	1,300	57,891
Marche Corp.	300	2,179
Mars Engineering Corp.	600	10,634
Marubeni Construction Material Lease Co., Ltd.	1,000	2,133
Marubeni Corp.	81,400	467,110
Marubun Corp.	900	7,089
Marudai Food Co., Ltd.	6,000	22,454
Maruei Department Store Co., Ltd.*	2,000	2,239
Maruha Nichiro Corp.	2,700	43,660
Marui Group Co., Ltd.	10,400	140,553
Maruichi Steel Tube Ltd.	2,800	69,551
Maruka Machinery Co., Ltd.	400	6,530
Marusan Securities Co., Ltd.	3,900	41,968
Maruwa Co., Ltd.	300	6,349
Maruwn Corp.	600	1,334
Maruyama Manufacturing Co., Inc.	2,000	3,824
Maruzen CHI Holdings Co., Ltd.*	600	1,946
Maruzen Showa Unyu Co., Ltd.	4,000	14,152
Matsuda Sangyo Co., Ltd.	800	9,786
Matsui Construction Co., Ltd.	1,000	5,327
Matsui Securities Co., Ltd.	6,800	59,730
Matsumotokiyoshi Holdings Co., Ltd.	2,500	115,414
Matsuya Co., Ltd.	2,200	41,345
Matsuya Foods Co., Ltd.	500	9,613
Max Co., Ltd.	2,000	21,408
Mazda Motor Corp.	28,000	548,629
MEC Co., Ltd.	800	5,955
Medical System Network Co., Ltd.	400	1,608
Medipal Holdings Corp.	7,600	124,012
Megachips Corp.	1,100	13,671
Megmilk Snow Brand Co., Ltd.	2,700	34,637
Meidensha Corp.	12,000	45,104
MEIJI Holdings Co., Ltd.	3,100	400,212
Meiji Shipping Co., Ltd.	1,100	3,739
Meiko Network Japan Co., Ltd.	900	10,619
Meitec Corp.	1,000	37,259
Meito Sangyo Co., Ltd.	600	6,324
Meito Transportation Co., Ltd.	400	2,455
Meiwa Corp.	900	3,081
Meiwa Estate Co., Ltd.	700	3,706
Melco Holdings, Inc.	600	11,330
Michinoku Bank Ltd.	6,000	10,491
Mie Bank Ltd.	5,000	11,807
Milbon Co., Ltd.	720	22,915
Mimasu Semiconductor Industry Co., Ltd.	1,000	10,067
Minato Bank Ltd.	12,000	30,788
Minebea Co., Ltd.	15,000	247,702
Ministop Co., Ltd.	900	15,598
Miraca Holdings, Inc.	2,600	130,016
Mirait Holdings Corp.	3,600	42,005
Misawa Homes Co., Ltd.	1,600	13,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MISUMI Group, Inc.	7,800	$110,768
Mitachi Co., Ltd.	200	1,296
Mito Securities Co., Ltd.	3,000	10,737
Mitsuba Corp.	2,000	52,621
Mitsubishi Chemical Holdings Corp.	55,000	346,264
Mitsubishi Corp.	68,310	1,502,558
Mitsubishi Electric Corp.	91,000	1,176,304
Mitsubishi Estate Co., Ltd.	77,000	1,658,786
Mitsubishi Gas Chemical Co., Inc.	13,000	72,868
Mitsubishi Heavy Industries Ltd.	162,000	985,753
Mitsubishi Kakoki Kaisha Ltd.	3,000	9,168
Mitsubishi Logistics Corp.	6,000	78,833
Mitsubishi Materials Corp.	58,000	222,740
Mitsubishi Motors Corp.	34,100	290,331
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	5,033
Mitsubishi Paper Mills Ltd.*	18,000	13,531
Mitsubishi Pencil Co., Ltd.	1,000	47,310
Mitsubishi Research Institute, Inc.	400	9,550
Mitsubishi Shokuhin Co., Ltd.	1,100	24,645
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	15,157
Mitsubishi Tanabe Pharma Corp.	10,100	151,436
Mitsubishi UFJ Financial Group, Inc.	734,000	5,276,571
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	107,848
Mitsuboshi Belting Co., Ltd.	3,000	23,777
Mitsui & Co., Ltd.	80,600	1,094,885
Mitsui Chemicals, Inc.	46,090	171,352
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	58,896
Mitsui Fudosan Co., Ltd.	49,000	1,372,088
Mitsui High-Tec, Inc.	1,400	9,781
Mitsui Home Co., Ltd.	1,000	4,625
Mitsui Matsushima Co., Ltd.	8,000	8,629
Mitsui Mining & Smelting Co., Ltd.	31,000	83,842
Mitsui O.S.K. Lines Ltd.	41,000	131,323
Mitsui Sugar Co., Ltd.	5,000	19,937
Mitsui-Soko Holdings Co., Ltd.	5,000	15,852
Mitsumi Electric Co., Ltd.	4,300	29,162
Mitsumura Printing Co., Ltd.	1,000	2,173
Mitsuuroko Group Holdings Co., Ltd.	1,900	9,548
Miura Co., Ltd.	6,000	69,567
Miyaji Engineering Group, Inc.	4,000	5,785
Miyakoshi Holdings, Inc.*	300	1,929
Miyazaki Bank Ltd.	8,000	29,938
Miyoshi Oil & Fat Co., Ltd.	4,000	4,739
Mizuho Financial Group, Inc.	1,289,780	2,792,758
Mizuno Corp.	6,000	28,435
Mochida Pharmaceutical Co., Ltd.	1,000	56,625
Modec, Inc.	1,000	15,345
Monex Group, Inc.	7,000	19,275
MonotaRO Co., Ltd.	1,800	79,127
Morinaga & Co., Ltd.	13,000	55,660

Morinaga Milk Industry Co., Ltd.	11,000	40,356
Morita Holdings Corp.	2,000	19,545
Morozoff Ltd.	2,000	6,488
Mory Industries, Inc.	2,000	6,520
MOS Food Services, Inc.	1,600	33,259
Moshi Moshi Hotline, Inc.	1,600	17,924
Mr. Max Corp.	1,200	4,108
MS&AD Insurance Group Holdings, Inc.	29,000	903,518
Murata Manufacturing Co., Ltd.	9,830	1,715,642
Musashi Seimitsu Industry Co., Ltd.	1,200	23,277
Musashino Bank Ltd.	1,900	75,062
Mutoh Holdings Co., Ltd.	1,000	3,105
Nabtesco Corp.	5,100	127,932
NAC Co., Ltd.	400	3,357
Nachi-Fujikoshi Corp.	12,000	70,793
Nagaileben Co., Ltd.	1,200	23,062
Nagano Bank Ltd.	4,000	7,550
Nagano Keiki Co., Ltd.	800	5,269
Nagase & Co., Ltd.	6,300	86,996
Nagatanien Co., Ltd.	1,000	8,939
Nagoya Railroad Co., Ltd.	20,000	74,846
Naigai Co., Ltd.*	3,000	1,618
Nakabayashi Co., Ltd.	2,000	3,922
Nakamuraya Co., Ltd.	3,000	11,080
Nakano Corp.	1,000	4,674
Nakayama Steel Works Ltd.*	6,000	4,363
Nakayamafuku Co., Ltd.	700	4,976
Nakayo, Inc.	1,000	2,950
Namura Shipbuilding Co., Ltd.	1,024	8,785
Nankai Electric Railway Co., Ltd.	16,000	71,904
Nanto Bank Ltd.	11,000	39,368
Natori Co., Ltd.	600	7,329
NEC Capital Solutions Ltd.	300	4,626
NEC Corp.	113,000	342,550
NEC Networks & System Integration Corp.	1,100	24,034
NET One Systems Co., Ltd.	900	6,317
Neturen Co., Ltd.	1,700	12,252
Nexon Co., Ltd.	8,800	121,087
Nexyz Corp.	500	3,101
NGK Insulators Ltd.	13,000	335,131
NGK Spark Plug Co., Ltd.	9,000	249,663
NH Foods Ltd.	8,000	182,637
NHK Spring Co., Ltd.	9,700	106,919
Nice Holdings, Inc.	5,000	8,334
Nichia Steel Works Ltd.	1,000	2,525
Nichias Corp.	6,000	37,210
Nichiban Co., Ltd.	1,000	4,886
Nichicon Corp.	3,900	31,739
Nichiden Corp.	500	12,461
Nichiha Corp.	1,200	18,443
Nichii Gakkan Co.	2,200	17,688
Nichi-iko Pharmaceutical Co., Ltd.	2,100	57,054
Nichimo Co., Ltd.	1,000	1,610
Nichirei Corp.	7,000	48,331
Nichireki Co., Ltd.	1,000	8,351
Nidec Corp.	10,627	795,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Nifco, Inc.	2,400	$104,130
Nihon Chouzai Co., Ltd.	150	7,305
Nihon Dempa Kogyo Co., Ltd.	900	6,721
Nihon Eslead Corp.	500	5,189
Nihon Kohden Corp.	4,400	108,935
Nihon M&A Center, Inc.	1,300	53,642
Nihon Nohyaku Co., Ltd.	2,000	19,414
Nihon Parkerizing Co., Ltd.	6,000	60,939
Nihon Tokushu Toryo Co., Ltd.	1,000	7,101
Nihon Trim Co., Ltd.	200	5,278
Nihon Unisys Ltd.	3,300	33,921
Nihon Yamamura Glass Co., Ltd.	5,000	7,722
Nikkato Corp.	400	1,392
Nikkiso Co., Ltd.	4,000	41,966
Nikko Co., Ltd.	1,000	3,587
Nikon Corp.	16,100	186,278
Nintendo Co., Ltd.	5,600	936,651
Nippo Corp.	3,000	51,428
Nippon Air Conditioning Services Co., Ltd.	600	5,216
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	11,554
Nippon Carbide Industries Co., Inc.	3,000	5,417
Nippon Carbon Co., Ltd.	6,000	19,757
Nippon Ceramic Co., Ltd.	800	11,152
Nippon Chemical Industrial Co., Ltd.	4,000	7,681
Nippon Chemi-Con Corp.	7,000	21,106
Nippon Chemiphar Co., Ltd.	1,000	5,090
Nippon Chutetsukan KK	1,000	1,855
Nippon Coke & Engineering Co., Ltd.	10,000	9,642
Nippon Concrete Industries Co., Ltd.	1,000	3,947
Nippon Conveyor Co., Ltd.	3,000	4,805
Nippon Denko Co., Ltd.	5,000	11,644
Nippon Densetsu Kogyo Co., Ltd.	2,000	35,217
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,327
Nippon Electric Glass Co., Ltd.	20,000	101,320
Nippon Express Co., Ltd.	34,000	167,243
Nippon Felt Co., Ltd.	700	3,026
Nippon Filcon Co., Ltd.	900	4,023
Nippon Fine Chemical Co., Ltd.	1,000	7,722
Nippon Flour Mills Co., Ltd.	8,000	48,437
Nippon Gas Co., Ltd.	1,100	34,469
Nippon Hume Corp.	1,000	6,831
Nippon Kanzai Co., Ltd.	400	9,066
Nippon Kasei Chemical Co., Ltd.	2,000	2,468
Nippon Kayaku Co., Ltd.	5,000	53,928
Nippon Kinzoku Co., Ltd.*	3,000	3,824
Nippon Koei Co., Ltd.	4,000	15,754
Nippon Konpo Unyu Soko Co., Ltd.	3,000	52,359
Nippon Koshuha Steel Co., Ltd.	5,000	4,698
Nippon Light Metal Holdings Co., Ltd.	29,000	49,998

Nippon Paint Holdings Co., Ltd.	8,200	231,491
Nippon Paper Industries Co., Ltd.	4,600	80,660
Nippon Parking Development Co., Ltd.	13,000	18,908
Nippon Pillar Packing Co., Ltd.	1,000	8,955
Nippon Piston Ring Co., Ltd.	4,000	7,517
Nippon Road Co., Ltd.	4,000	19,970
Nippon Seisen Co., Ltd.	1,000	4,862
Nippon Sharyo Ltd.	4,000	10,786
Nippon Sheet Glass Co., Ltd.*	38,000	40,364
Nippon Shinyaku Co., Ltd.	3,000	91,923
Nippon Shokubai Co., Ltd.	8,000	109,556
Nippon Signal Co., Ltd.	2,800	30,749
Nippon Soda Co., Ltd.	7,000	45,014
Nippon Steel & Sumikin Bussan Corp.	7,400	27,028
Nippon Steel & Sumitomo Metal Corp.	406,340	1,053,825
Nippon Suisan Kaisha Ltd.	16,000	45,757
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	20,395
Nippon Systemware Co., Ltd.	400	3,317
Nippon Telegraph & Telephone Corp.	74,620	2,703,173
Nippon Television Holdings, Inc.	6,700	118,524
Nippon Thompson Co., Ltd.	4,000	22,421
Nippon Valqua Industries Ltd.	5,000	13,523
Nippon Yakin Kogyo Co., Ltd.*	6,500	12,216
Nippon Yusen KK	66,000	183,895
Nipro Corp.	4,800	49,143
Nishimatsu Construction Co., Ltd.	18,000	67,508
Nishimatsuya Chain Co., Ltd.	2,600	26,173
Nishi-Nippon City Bank Ltd.	37,000	106,721
Nissan Chemical Industries Ltd.	5,300	117,056
Nissan Motor Co., Ltd.	128,520	1,338,914
Nissan Shatai Co., Ltd.	4,000	54,778
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,023
Nissei Build Kogyo Co., Ltd.	4,000	12,681
Nissei Plastic Industrial Co., Ltd.	1,000	9,143
Nissen Holdings Co., Ltd.*	2,400	4,922
Nissha Printing Co., Ltd.	2,200	37,192
Nisshin Fudosan Co., Ltd.	1,400	5,010
Nisshin Oillio Group Ltd.	6,000	24,611
Nisshin Seifun Group, Inc.	12,705	169,006
Nisshin Steel Co., Ltd.	5,004	62,108
Nisshinbo Holdings, Inc.	8,000	89,488
Nissin Corp.	4,000	11,962
Nissin Electric Co., Ltd.	2,000	14,201
Nissin Foods Holdings Co., Ltd.	4,300	188,675
Nissin Kogyo Co., Ltd.	2,100	34,678
Nissui Pharmaceutical Co., Ltd.	500	5,711
Nitori Holdings Co., Ltd.	3,700	301,720
Nitta Corp.	1,100	30,514
Nittetsu Mining Co., Ltd.	3,000	14,683
Nitto Boseki Co., Ltd.	10,000	44,123
Nitto Denko Corp.	7,620	626,361
Nitto Fuji Flour Milling Co., Ltd.	1,000	2,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Nitto Kogyo Corp.	1,800	$40,534
Nitto Kohki Co., Ltd.	700	15,855
Nitto Seiko Co., Ltd.	1,000	2,778
Nitto Seimo Co., Ltd.	1,000	1,316
Nittoc Construction Co., Ltd.	750	2,954
NOF Corp.	11,000	88,352
Nohmi Bosai Ltd.	1,000	11,930
NOK Corp.	5,000	155,248
Nomura Co., Ltd.	2,000	24,284
Nomura Holdings, Inc.	189,500	1,286,095
Nomura Real Estate Holdings, Inc.	6,400	134,396
Nomura Research Institute Ltd.	4,300	168,297
Noritake Co., Ltd.	6,000	13,972
Noritsu Koki Co., Ltd.	1,100	6,328
Noritz Corp.	2,300	43,393
North Pacific Bank Ltd.	18,400	82,239
NS Solutions Corp.	1,000	33,092
NS United Kaiun Kaisha Ltd.	4,000	8,661
NSD Co., Ltd.	2,530	33,469
NSK Ltd.	18,000	278,122
NTN Corp.	23,000	144,707
NTT Data Corp.	5,900	257,916
NTT DOCOMO, Inc.	74,100	1,419,213
NTT Urban Development Corp.	6,200	61,704
Obara Group, Inc.	800	43,012
Obayashi Corp.	27,000	197,009
Obayashi Road Corp.	1,000	5,376
OBIC Business Consultants Ltd.	600	22,601
Obic Co., Ltd.	2,900	129,379
Odakyu Electric Railway Co., Ltd.	28,000	261,503
Oenon Holdings, Inc.	3,000	5,368
Ogaki Kyoritsu Bank Ltd.	16,000	58,439
Ohara, Inc.	400	2,036
Ohashi Technica, Inc.	600	7,991
OIE Sangyo Co., Ltd.	300	2,189
Oiles Corp.	1,560	29,623
Oita Bank Ltd.	7,000	29,857
OIZUMI Corp.	400	2,526
Oji Holdings Corp.	45,000	195,612
Okabe Co., Ltd.	2,700	21,179
Okamoto Industries, Inc.	4,000	14,969
Okamura Corp.	4,000	34,874
Okasan Securities Group, Inc.	6,000	42,211
Okaya Electric Industries Co., Ltd.	600	2,093
OKI Electric Cable Co., Ltd.	1,000	2,345
Oki Electric Industry Co., Ltd.	36,000	75,598
Okinawa Electric Power Co., Inc.	1,050	26,253
OKK Corp.	4,000	6,177
OKUMA Corp.	5,000	56,502
Okumura Corp.	13,000	66,389
Okura Industrial Co., Ltd.	3,000	8,457
Okuwa Co., Ltd.	1,000	8,457
Olympic Group Corp.	800	5,131
Olympus Corp.	13,100	452,776
Omron Corp.	49,200	2,138,693
Ono Pharmaceutical Co., Ltd.	4,800	524,378
ONO Sokki Co., Ltd.	500	4,077
Onoken Co., Ltd.	1,000	9,952

Onward Holdings Co., Ltd.	8,000	55,170
Optex Co., Ltd.	800	16,525
Oracle Corp. Japan	1,900	79,487
Organo Corp.	2,000	8,498
Orient Corp.*	16,500	29,391
Oriental Land Co., Ltd.	11,200	715,186
Origin Electric Co., Ltd.	1,000	3,628
ORIX Corp.	65,600	976,080
Osaka Gas Co., Ltd.	97,000	383,054
Osaka Steel Co., Ltd.	800	14,891
OSAKA Titanium Technologies Co., Ltd.	1,100	29,571
Osaki Electric Co., Ltd.	1,000	5,499
OSG Corp.	2,200	47,169
OSJB Holdings Corp.	450	916
Otsuka Corp.	2,700	126,192
Otsuka Holdings Co., Ltd.	18,300	583,683
Oyo Corp.	1,200	16,129
P.S. Mitsubishi Construction Co., Ltd.	800	2,700
Pacific Industrial Co., Ltd.	2,000	19,120
Pacific Metals Co., Ltd.*	9,000	27,356
Pack Corp.	900	18,002
Pal Co., Ltd.	700	22,993
Paltac Corp.	1,050	18,600
PanaHome Corp.	4,000	28,468
Panasonic Corp.	112,585	1,546,854
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	6,831
Panasonic Information Systems Co., Ltd.	200	6,872
Paramount Bed Holdings Co., Ltd.	900	26,584
Parco Co., Ltd.	500	4,956
Paris Miki Holdings, Inc.	1,500	5,871
Park24 Co., Ltd.	4,000	68,538
Pasco Corp.	1,000	2,762
Pasona Group, Inc.	1,000	9,200
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	5,746
Penta-Ocean Construction Co., Ltd.	17,000	70,286
PGM Holdings KK	3,000	32,038
PIA Corp.	300	5,564
Pigeon Corp.	4,800	151,195
Pilot Corp.	2,000	78,196
Piolax, Inc.	500	25,616
Pioneer Corp.*	17,600	32,069
Plenus Co., Ltd.	1,500	27,025
Pocket Card Co., Ltd.	1,100	4,988
Pola Orbis Holdings, Inc.	1,100	62,287
Poplar Co., Ltd.*	300	1,348
Press Kogyo Co., Ltd.	5,000	23,410
Prima Meat Packers Ltd.	7,000	21,449
Pronexus, Inc.	1,300	8,370
Raito Kogyo Co., Ltd.	2,900	23,530
Rakuten, Inc.	40,600	656,016
Rasa Corp.	500	2,549
Rasa Industries Ltd.*	4,000	4,870
Recruit Holdings Co., Ltd.	14,300	436,414
Renaissance, Inc.	500	5,364
Renesas Electronics Corp.*	3,200	22,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Rengo Co., Ltd.	10,000	$41,427
Renown, Inc.*	2,500	4,126
Resona Holdings, Inc.	109,700	599,211
Resort Solution Co., Ltd.	1,000	2,656
Resorttrust, Inc.	3,800	92,466
Rheon Automatic Machinery Co., Ltd.	1,000	4,568
Rhythm Watch Co., Ltd.	6,000	8,334
Ricoh Co., Ltd.	26,000	269,804
Ricoh Leasing Co., Ltd.	800	24,545
Right On Co., Ltd.	900	7,442
Riken Corp.	4,000	15,427
Riken Keiki Co., Ltd.	1,000	11,439
Riken Technos Corp.	2,000	8,040
Ringer Hut Co., Ltd.	900	19,105
Rinnai Corp.	1,700	134,044
Riso Kagaku Corp.	1,800	34,078
Riso Kyoiku Co., Ltd.*	1,300	3,325
Rock Field Co., Ltd.	600	14,291
Rohm Co., Ltd.	4,300	288,459
Rohto Pharmaceutical Co., Ltd.	5,000	82,608
Roland DG Corp.	500	14,115
Round One Corp.	3,300	16,098
Royal Holdings Co., Ltd.	1,800	30,033
Ryobi Ltd.	7,000	27,340
Ryoden Trading Co., Ltd.	1,000	7,991
Ryohin Keikaku Co., Ltd.	1,000	193,978
Ryosan Co., Ltd.	1,900	49,990
Ryoyo Electro Corp.	1,600	20,643
S Foods, Inc.	500	10,124
S.T. Corp.	600	5,378
Sagami Chain Co., Ltd.	1,000	10,132
Saibu Gas Co., Ltd.	13,000	31,017
Saizeriya Co., Ltd.	1,600	35,521
Sakai Chemical Industry Co., Ltd.	4,000	14,348
Sakai Heavy Industries Ltd.	2,000	4,314
Sakai Moving Service Co., Ltd.	200	7,803
Sakai Ovex Co., Ltd.	3,000	5,172
Sakata INX Corp.	2,000	17,682
Sakata Seed Corp.	2,000	38,207
Sakurada Co., Ltd.*†	6,000	—
Sala Corp.	1,000	4,935
San Holdings, Inc.	200	2,842
San-A Co., Ltd.	800	35,429
San-Ai Oil Co., Ltd.	2,000	12,975
Sanden Holdings Corp.	7,000	32,602
Sangetsu Co., Ltd.	4,200	64,072
San-In Godo Bank Ltd.	7,000	67,549
Sanix, Inc.*	1,800	5,192
Sanken Electric Co., Ltd.	7,000	43,298
Sanki Engineering Co., Ltd.	3,000	23,704
Sanko Metal Industrial Co., Ltd.	1,000	1,994
Sankyo Co., Ltd.	2,200	77,926
Sankyo Seiko Co., Ltd.	2,000	8,285
Sankyo Tateyama, Inc.	1,700	28,726
Sankyu, Inc.	15,000	81,995
Sanoh Industrial Co., Ltd.	1,400	9,495
Sanrio Co., Ltd.	2,000	54,337
Sanritsu Corp.	300	1,385
Sanshin Electronics Co., Ltd.	1,500	15,345
Santen Pharmaceutical Co., Ltd.	17,800	252,052

Sanwa Holdings Corp.	12,000	101,091
Sanyo Chemical Industries Ltd.	3,000	21,081
Sanyo Housing Nagoya Co., Ltd.	1,000	10,140
Sanyo Industries Ltd.	1,000	1,789
Sanyo Shokai Ltd.	6,000	16,522
Sanyo Special Steel Co., Ltd.	6,000	27,945
Sapporo Holdings Ltd.	19,000	70,638
Sata Construction Co., Ltd.	4,000	4,314
Sato Holdings Corp.	1,200	33,926
Sato Shoji Corp.	1,000	6,667
Satori Electric Co., Ltd.	900	6,471
Sawai Pharmaceutical Co., Ltd.	1,800	104,866
Saxa Holdings, Inc.	3,000	5,711
SBI Holdings, Inc.	11,260	155,120
Schott Moritex Corp.*	200	413
SCREEN Holdings Co., Ltd.	11,000	69,298
Scroll Corp.	1,700	4,181
SCSK Corp.	2,232	68,117
Secom Co., Ltd.	9,900	642,689
Sega Sammy Holdings, Inc.	8,900	116,354
Seibu Electric Industry Co., Ltd.	1,000	3,750
Seibu Holdings, Inc.	7,600	176,113
Seika Corp.	4,000	10,688
Seikagaku Corp.	2,400	39,377
Seikitokyu Kogyo Co., Ltd.	600	2,755
Seiko Epson Corp.	13,600	241,252
Seiko Holdings Corp.	6,000	30,396
Seino Holdings Co., Ltd.	9,000	100,895
Seiren Co., Ltd.	3,200	33,860
Sekisui Chemical Co., Ltd.	21,000	257,899
Sekisui House Ltd.	31,200	495,590
Sekisui Jushi Corp.	1,000	13,016
Sekisui Plastics Co., Ltd.	2,000	7,338
Senko Co., Ltd.	4,000	25,330
Senshu Ikeda Holdings, Inc.	6,880	31,200
Senshukai Co., Ltd.	2,200	15,423
Seven & i Holdings Co., Ltd.	37,600	1,616,015
Seven Bank Ltd.	26,000	120,456
Sharp Corp.*	67,000	81,570
Shibaura Mechatronics Corp.	2,000	4,657
Shibusawa Warehouse Co., Ltd.	3,000	8,579
Shibuya Kogyo Co., Ltd.	700	12,566
Shiga Bank Ltd.	11,000	59,321
Shikibo Ltd.	7,000	7,378
Shikoku Bank Ltd.	8,000	18,238
Shikoku Chemicals Corp.	1,000	8,612
Shikoku Electric Power Co., Inc.	7,600	113,828
Shima Seiki Manufacturing Ltd.	1,600	25,506
Shimachu Co., Ltd.	2,300	66,340
Shimadzu Corp.	12,000	163,059
Shimamura Co., Ltd.	800	84,063
Shimano, Inc.	3,900	532,173
Shimizu Bank Ltd.	400	11,031
Shimizu Corp.	33,000	278,000
Shimojima Co., Ltd.	800	6,831
Shin Nippon Air Technologies Co., Ltd.	900	7,920
Shin Nippon Biomedical Laboratories Ltd.*	700	4,170
Shinagawa Refractories Co., Ltd.	3,000	7,133
Shindengen Electric Manufacturing Co., Ltd.	4,000	20,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Shin-Etsu Chemical Co., Ltd.	16,700	$1,036,919
Shin-Etsu Polymer Co., Ltd.	2,500	11,909
Shingakukai Co., Ltd.	600	3,000
Shinkawa Ltd.*	900	7,994
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,350
Shinko Electric Industries Co., Ltd.	3,100	22,366
Shinko Plantech Co., Ltd.	2,600	22,965
Shinko Shoji Co., Ltd.	1,100	11,640
Shinmaywa Industries Ltd.	5,000	45,798
Shinnihon Corp.	1,600	7,426
Shinsei Bank Ltd.	79,000	159,439
Shinsho Corp.	3,000	6,888
Shinwa Co., Ltd.	600	10,639
Shinyei Kaisha	1,000	1,577
Shionogi & Co., Ltd.	15,100	585,443
Ship Healthcare Holdings, Inc.	1,500	31,009
Shiroki Corp.	2,000	6,030
Shiseido Co., Ltd.	17,400	394,960
Shizuoka Bank Ltd.	23,000	240,364
Shizuoka Gas Co., Ltd.	3,000	20,958
Sho-Bond Holdings Co., Ltd.	900	37,578
Shobunsha Publications, Inc.	700	4,965
Shochiku Co., Ltd.	4,000	35,821
Shoko Co., Ltd.	4,000	3,824
Showa Corp.	2,600	25,897
Showa Denko KK	68,000	90,011
Showa Sangyo Co., Ltd.	5,000	20,346
Showa Shell Sekiyu KK	9,300	81,309
Shuei Yobiko Co., Ltd.	200	1,399
Siix Corp.	700	18,360
Sinanen Co., Ltd.	2,000	7,860
Sinfonia Technology Co., Ltd.	7,000	14,185
Sintokogio Ltd.	2,600	23,050
SK Japan Co., Ltd.	200	382
SKY Perfect JSAT Holdings, Inc.	9,000	48,315
Skylark Co., Ltd.	3,900	51,401
SMC Corp.	20,800	6,265,408
SMK Corp.	3,000	12,060
SNT Corp.	1,200	6,138
Soda Nikka Co., Ltd.	1,000	4,363
SoftBank Corp.	48,706	2,868,992
Softbank Technology Corp.	200	2,321
Softbrain Co., Ltd.*	2,000	2,991
Sogo Medical Co., Ltd.	400	11,260
Sohgo Security Services Co., Ltd.	4,700	185,488
Sojitz Corp.	63,300	153,614
Sompo Japan Nipponkoa Holdings, Inc.	20,150	739,500
Sony Corp.*	60,700	1,716,820
Sony Financial Holdings, Inc.	7,300	128,004
Soshin Electric Co., Ltd.	600	1,981
Sotetsu Holdings, Inc.	15,000	78,196
SPK Corp.	200	3,922
Square Enix Holdings Co., Ltd.	4,000	88,540
SRA Holdings, Inc.	600	11,178
St. Marc Holdings Co., Ltd.	800	26,343
Stanley Electric Co., Ltd.	6,700	139,710
Star Micronics Co., Ltd.	2,300	39,240

Start Today Co., Ltd.	5,200	145,524
Starzen Co., Ltd.	4,000	12,551
Stella Chemifa Corp.	500	5,311
Studio Alice Co., Ltd.	500	8,784
Sugi Holdings Co., Ltd.	2,600	132,778
Sugimoto & Co., Ltd.	600	7,359
Sumco Corp.	8,000	100,208
Sumida Corp.	700	5,291
Suminoe Textile Co., Ltd.	3,000	8,310
Sumiseki Holdings, Inc.*	3,800	3,726
Sumitomo Bakelite Co., Ltd.	12,000	54,418
Sumitomo Chemical Co., Ltd.	71,000	426,980
Sumitomo Corp.	50,580	588,519
Sumitomo Dainippon Pharma Co., Ltd.	7,000	77,158
Sumitomo Densetsu Co., Ltd.	900	12,957
Sumitomo Electric Industries Ltd.	36,900	571,960
Sumitomo Forestry Co., Ltd.	4,800	59,223
Sumitomo Heavy Industries Ltd.	29,000	169,187
Sumitomo Metal Mining Co., Ltd.	26,000	395,890
Sumitomo Mitsui Construction Co., Ltd.	36,000	47,065
Sumitomo Mitsui Financial Group, Inc.	73,250	3,267,326
Sumitomo Mitsui Trust Holdings, Inc.	204,410	936,326
Sumitomo Osaka Cement Co., Ltd.	20,000	74,029
Sumitomo Precision Products Co., Ltd.	2,000	7,468
Sumitomo Real Estate Sales Co., Ltd.	880	22,218
Sumitomo Realty & Development Co., Ltd.	22,000	771,802
Sumitomo Riko Co., Ltd.	2,000	15,966
Sumitomo Rubber Industries Ltd.	6,500	100,752
Sumitomo Seika Chemicals Co., Ltd.	2,000	13,155
Sumitomo Warehouse Co., Ltd.	9,000	50,300
Sun Frontier Fudousan Co., Ltd.	1,000	8,106
Sundrug Co., Ltd.	3,500	208,481
Suntory Beverage & Food Ltd.	7,000	278,833
Sun-Wa Technos Corp.	600	6,844
Suruga Bank Ltd.	10,000	214,650
Suzuden Corp.	300	2,260
Suzuken Co., Ltd.	3,190	102,176
Suzuki Motor Corp.	19,200	648,707
SWCC Showa Holdings Co., Ltd.	15,000	11,644
Sysmex Corp.	7,400	441,394
Systena Corp.	1,000	8,579
T Hasegawa Co., Ltd.	1,600	23,205
T&D Holdings, Inc.	33,100	493,586
T.RAD Co., Ltd.	4,000	7,942
Tac Co., Ltd.	700	1,241
Tachibana Eletech Co., Ltd.	840	9,794
Tachi-S Co., Ltd.	1,600	22,852
Tadano Ltd.	5,000	74,764
Taihei Dengyo Kaisha Ltd.	1,000	9,879
Taihei Kogyo Co., Ltd.	2,000	10,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Taiheiyo Cement Corp.	60,000	$175,512
Taiheiyo Kouhatsu, Inc.	4,000	3,138
Taiho Kogyo Co., Ltd.	800	10,642
Taikisha Ltd.	2,100	50,688
Taiko Pharmaceutical Co., Ltd.	400	5,837
Taisei Corp.	52,000	298,697
Taisei Lamick Co., Ltd.	300	7,025
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	135,147
Taiyo Holdings Co., Ltd.	900	37,652
Taiyo Nippon Sanso Corp.	11,800	142,794
Taiyo Yuden Co., Ltd.	4,700	65,977
Takachiho Koheki Co., Ltd.	500	4,510
Takada Kiko Co., Ltd.	1,000	2,010
Takamatsu Construction Group Co., Ltd.	1,000	21,849
Takano Co., Ltd.	400	2,958
Takaoka Toko Co., Ltd.	400	5,321
Taka-Q Co., Ltd.	500	866
Takara Holdings, Inc.	6,000	46,967
Takara Leben Co., Ltd.	4,400	26,209
Takara Printing Co., Ltd.	700	6,492
Takara Standard Co., Ltd.	5,000	35,421
Takasago International Corp.	4,000	16,734
Takasago Thermal Engineering Co., Ltd.	3,900	47,354
Takashima & Co., Ltd.	2,000	4,445
Takashimaya Co., Ltd.	13,000	117,907
Takata Corp.	1,900	20,695
Take And Give Needs Co., Ltd.	600	3,917
Takeda Pharmaceutical Co., Ltd.	35,600	1,719,423
Takihyo Co., Ltd.	1,000	3,889
Takiron Co., Ltd.	3,000	13,335
Takuma Co., Ltd.	4,000	25,493
Tamron Co., Ltd.	1,200	25,327
Tamura Corp.	3,000	11,987
Tanaka Co., Ltd.	300	1,875
Tanseisha Co., Ltd.	1,300	15,084
TASAKI & Co., Ltd.*	200	4,597
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	8,302
Taya Co., Ltd.	200	1,289
Tayca Corp.	2,000	8,024
TBK Co., Ltd.	1,000	4,600
TDC Software Engineering, Inc.	200	2,121
TDK Corp.	5,900	451,714
Teac Corp.*	6,000	2,304
TechnoPro Holdings, Inc.	1,500	37,750
Teijin Ltd.	37,000	143,604
Teikoku Electric Manufacturing Co., Ltd.	800	6,936
Teikoku Sen-I Co., Ltd.	1,000	14,242
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,759
Tekken Corp.	8,000	23,794
Temp Holdings Co., Ltd.	1,700	61,396
Ten Allied Co., Ltd.*	800	2,556
Tenma Corp.	1,100	18,947
Terumo Corp.	14,200	340,772
T-Gaia Corp.	2,000	31,687
THK Co., Ltd.	5,300	114,588

Tigers Polymer Corp.	600	4,015
Titan Kogyo KK	1,000	1,822
TKC Corp.	900	25,518
Toa Corp. (Osaka Securities Exchange)	1,000	10,524
Toa Corp. (Tokyo Stock Exchange)	11,000	17,796
Toa Road Corp.	2,000	7,762
Toabo Corp.	400	2,324
Toagosei Co., Ltd.	6,500	54,226
Tobishima Corp.*	8,000	13,793
Tobu Railway Co., Ltd.	47,000	202,002
Tobu Store Co., Ltd.	1,000	2,631
TOC Co., Ltd.	4,700	32,873
Tocalo Co., Ltd.	600	14,056
Tochigi Bank Ltd.	6,000	34,220
Toda Corp.	14,000	64,289
Toda Kogyo Corp.	1,000	2,754
Toei Co., Ltd.	5,000	35,666
Toenec Corp.	1,000	6,218
Toho Bank Ltd.	10,000	44,695
Toho Co., Ltd. (Frankfurt Stock Exchange)	2,000	8,171
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	134,355
Toho Gas Co., Ltd.	21,000	124,403
Toho Holdings Co., Ltd.	3,700	85,225
Toho Titanium Co., Ltd.*	2,100	24,263
Toho Zinc Co., Ltd.	7,000	21,906
Tohoku Bank Ltd.	6,000	8,334
Tohoku Electric Power Co., Inc.	24,000	325,138
Tohto Suisan Co., Ltd.	2,000	3,350
Tokai Carbon Co., Ltd.	12,000	37,652
TOKAI Holdings Corp.	2,000	8,138
Tokai Rika Co., Ltd.	2,900	72,509
Tokai Senko KK	1,000	1,095
Tokai Tokyo Financial Holdings, Inc.	9,600	69,891
Token Corp.	520	32,844
Tokio Marine Holdings, Inc.	183,800	7,650,261
Toko, Inc.	5,000	13,645
Tokushu Tokai Paper Co., Ltd.	8,000	19,937
Tokuyama Corp.*	11,000	21,212
Tokyo Broadcasting System Holdings, Inc.	3,700	51,123
Tokyo Dome Corp.	9,000	37,431
Tokyo Electric Power Co., Inc.*	79,000	430,551
Tokyo Electron Ltd.	8,300	525,392
Tokyo Energy & Systems, Inc.	1,000	10,189
Tokyo Gas Co., Ltd.	115,000	610,777
Tokyo Individualized Educational Institute, Inc.	900	4,758
Tokyo Keiki, Inc.	4,000	8,629
Tokyo Kikai Seisakusho Ltd.*	3,000	1,863
Tokyo Ohka Kogyo Co., Ltd.	2,300	65,306
Tokyo Rakutenchi Co., Ltd.	2,000	8,269
Tokyo Rope Manufacturing Co., Ltd.	8,000	14,773
Tokyo Sangyo Co., Ltd.	1,000	4,118
Tokyo Seimitsu Co., Ltd.	2,300	50,460
Tokyo Steel Manufacturing Co., Ltd.	7,100	52,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Tokyo Tatemono Co., Ltd.	11,092	$154,067
Tokyo Tekko Co., Ltd.	2,000	10,165
Tokyo Theatres Co., Inc.	4,000	4,608
Tokyo TY Financial Group, Inc.	1,451	49,321
Tokyotokeiba Co., Ltd.	8,000	18,957
Tokyu Construction Co., Ltd.	4,940	35,238
Tokyu Corp.	53,000	355,109
Tokyu Fudosan Holdings Corp.	22,174	171,036
Toli Corp.	3,000	8,040
Tomato Bank Ltd.	4,000	6,537
Tomen Devices Corp.	100	1,736
Tomoe Corp.	1,800	6,192
Tomoe Engineering Co., Ltd.	400	5,445
Tomoegawa Co., Ltd.	2,000	4,069
Tomoku Co., Ltd.	4,000	9,184
TOMONY Holdings, Inc.	9,400	43,012
Tomy Co., Ltd.	3,700	19,319
Tonami Holdings Co., Ltd.	2,000	6,373
TonenGeneral Sekiyu KK	12,000	111,680
Top Culture Co., Ltd.	400	1,736
Topcon Corp.	2,800	67,492
Toppan Forms Co., Ltd.	2,600	35,839
Toppan Printing Co., Ltd.	27,000	225,910
Topre Corp.	2,500	45,144
Topy Industries Ltd.	10,000	25,575
Toray Industries, Inc.	75,000	634,575
Torigoe Co., Ltd.	1,200	6,962
Torii Pharmaceutical Co., Ltd.	800	21,277
Torishima Pump Manufacturing Co., Ltd.	1,500	11,717
Tose Co., Ltd.	300	2,147
Toshiba Corp.	197,000	677,673
Toshiba Machine Co., Ltd.	7,000	32,087
Toshiba Plant Systems & Services Corp.	2,000	24,366
Toshiba TEC Corp.	7,000	37,921
Tosho Printing Co., Ltd.	1,000	3,366
Tosoh Corp.	26,000	161,670
Totetsu Kogyo Co., Ltd.	1,000	20,713
TOTO Ltd.	13,000	234,326
Totoku Electric Co., Ltd.	100	1,052
Tottori Bank Ltd.	3,000	5,613
Toukei Computer Co., Ltd.	200	3,293
Tow Co., Ltd.	600	2,932
Towa Bank Ltd.	13,000	12,747
Towa Corp.	1,200	9,560
Towa Pharmaceutical Co., Ltd.	600	38,387
Toyo Construction Co., Ltd.	3,600	13,560
Toyo Corp.	1,600	13,466
Toyo Electric Manufacturing Co., Ltd.	2,000	7,190
Toyo Engineering Corp.	8,000	19,022
Toyo Ink SC Holdings Co., Ltd.	11,000	44,131
Toyo Kanetsu KK	6,000	10,884
Toyo Kohan Co., Ltd.	3,000	14,879
Toyo Logistics Co., Ltd.	1,000	2,370
Toyo Machinery & Metal Co., Ltd.	1,000	4,249
Toyo Securities Co., Ltd.	4,000	12,485
Toyo Seikan Group Holdings Ltd.	7,600	121,838

Toyo Shutter Co., Ltd.	200	1,618
Toyo Sugar Refining Co., Ltd.	2,000	1,716
Toyo Suisan Kaisha Ltd.	5,000	182,416
Toyo Tanso Co., Ltd.	700	11,674
Toyo Tire & Rubber Co., Ltd.	5,000	105,732
Toyo Wharf & Warehouse Co., Ltd.	3,000	5,123
Toyobo Co., Ltd.	40,000	63,733
Toyoda Gosei Co., Ltd.	2,400	57,909
Toyota Boshoku Corp.	1,800	30,357
Toyota Industries Corp.	8,400	479,078
Toyota Motor Corp.	133,340	8,937,272
Toyota Tsusho Corp.	9,300	249,626
TPR Co., Ltd.	1,500	45,104
Transcosmos, Inc.	1,600	42,620
Trend Micro, Inc.	4,900	167,758
Trusco Nakayama Corp.	1,500	51,048
TS Tech Co., Ltd.	2,300	61,548
TSI Holdings Co., Ltd.	4,825	33,393
Tsubakimoto Chain Co.	6,000	58,684
Tsubakimoto Kogyo Co., Ltd.	1,000	3,138
Tsudakoma Corp.*	3,000	3,554
Tsugami Corp.	3,000	16,522
Tsukamoto Corp. Co., Ltd.	2,000	2,500
Tsukishima Kikai Co., Ltd.	2,000	21,244
Tsukuba Bank Ltd.	5,400	18,135
Tsumura & Co.	2,700	58,110
Tsuruha Holdings, Inc.	1,700	132,377
Tsutsumi Jewelry Co., Ltd.	500	11,762
TV Asahi Holdings Corp.	3,000	50,398
Tv Tokyo Holdings Corp.	500	7,946
TYK Corp.	1,000	1,798
UACJ Corp.	12,266	31,070
Ube Industries Ltd.	45,000	84,937
Uchida Yoko Co., Ltd.	2,000	7,190
Ueki Corp.	1,000	2,018
UKC Holdings Corp.	700	14,980
Ulvac, Inc.	2,200	33,885
Unicafe, Inc.	300	2,216
Unicharm Corp.	19,800	470,712
Uniden Corp.	3,000	5,736
Union Tool Co.	800	25,722
Unipres Corp.	1,600	33,507
United Arrows Ltd.	1,100	34,469
United Super Markets Holdings, Inc.*	3,520	30,286
Unitika Ltd.*	29,000	13,744
UNY Group Holdings Co., Ltd.	7,900	50,543
U-Shin Ltd.	1,400	8,602
Ushio, Inc.	6,300	82,054
USS Co., Ltd.	9,100	164,326
Utoc Corp.	900	4,023
Valor Co., Ltd.	2,400	60,105
Vital KSK Holdings, Inc.	2,300	16,688
Wacoal Holdings Corp.	6,000	70,156
Wacom Co., Ltd.	8,000	29,089
Wakachiku Construction Co., Ltd.	7,000	10,009
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,337
Warabeya Nichiyo Co., Ltd.	700	16,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Watabe Wedding Corp.	300	$1,199
WATAMI Co., Ltd.	1,400	11,542
Weathernews, Inc.	300	9,474
Welcia Holdings Co., Ltd.	800	36,540
West Japan Railway Co.	8,600	550,566
Wood One Co., Ltd.	2,000	4,625
Xebio Co., Ltd.	1,400	27,340
Y.A.C. Co., Ltd.	500	4,098
Yahagi Construction Co., Ltd.	1,700	12,043
Yahoo! Japan Corp.	63,900	257,929
Yaizu Suisankagaku Industry Co., Ltd.	600	4,942
Yakult Honsha Co., Ltd.	6,200	367,790
YAMABIKO Corp.	500	22,879
Yamada Denki Co., Ltd.	36,800	147,338
Yamada SxL Home Co., Ltd.*	6,000	4,657
Yamagata Bank Ltd.	7,000	30,600
Yamaguchi Financial Group, Inc.	8,000	99,685
Yamaha Corp.	7,600	153,385
Yamaha Motor Co., Ltd.	14,200	310,605
Yamaichi Electronics Co., Ltd.	1,200	12,943
Yamanashi Chuo Bank Ltd.	7,000	33,117
Yamashita Medical Instruments Co., Ltd.	100	1,457
Yamatane Corp.	6,000	10,442
Yamato Corp.	1,000	3,391
Yamato Holdings Co., Ltd.	16,500	319,457
Yamato International, Inc.	700	2,431
Yamato Kogyo Co., Ltd.	2,800	65,410
Yamaura Corp.	500	2,039
Yamaya Corp.	110	1,847
Yamazaki Baking Co., Ltd.	6,000	99,963
Yamazawa Co., Ltd.	300	4,277
Yamazen Corp.	4,700	42,897
Yaoko Co., Ltd.	1,000	46,493
Yaskawa Electric Corp.	9,000	115,308
Yasuda Logistics Corp.	1,000	8,253
Yellow Hat Ltd.	1,100	21,409
Yodogawa Steel Works Ltd.	9,000	39,343
Yokogawa Bridge Holdings Corp.	2,000	19,953
Yokogawa Electric Corp.	11,200	144,044
Yokohama Reito Co., Ltd.	2,600	20,288
Yokohama Rubber Co., Ltd.	5,000	100,421
Yokowo Co., Ltd.	1,000	5,940
Yomeishu Seizo Co., Ltd.	1,000	8,269
Yomiuri Land Co., Ltd.	2,000	6,994
Yondenko Corp.	1,000	3,603
Yondoshi Holdings, Inc.	900	21,870
Yonekyu Corp.	1,000	17,862
Yorozu Corp.	700	15,449
Yoshinoya Holdings Co., Ltd.	3,000	36,353
Yuasa Trading Co., Ltd.	1,200	28,729
Yuken Kogyo Co., Ltd.	2,000	4,429
Yurtec Corp.	2,000	14,463
Yusen Logistics Co., Ltd.	900	10,450
Yushin Precision Equipment Co., Ltd.	600	13,497
Yushiro Chemical Industry Co., Ltd.	600	7,148

Zappallas, Inc.	1,000	4,788
Zenkoku Hosho Co., Ltd.	2,400	85,501
Zenrin Co., Ltd.	1,700	22,253
Zensho Holdings Co., Ltd.	4,600	43,826
Zeon Corp.	7,000	64,632
ZERIA Pharmaceutical Co., Ltd.	1,100	16,071
Zuken, Inc.	800	7,955

		218,274,560

Malaysia (0.1%)
Genting Bhd	642,100	1,371,674

Mexico (0.0%)
Fresnillo plc	12,042	131,312

Netherlands (2.8%)
ASML Holding N.V.	43,161	4,460,542
Heineken N.V.	82,273	6,243,520
ING Groep N.V. (CVA)	445,830	7,361,067
Koninklijke Philips N.V.	107,839	2,743,519
Royal Dutch Shell plc, Class A	259,116	7,273,485
Royal Dutch Shell plc, Class B	164,350	4,666,305

		32,748,438

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	81,685
SKY Network Television Ltd.	9,950	41,225
SKYCITY Entertainment Group Ltd.	11,465	33,172
Spark New Zealand Ltd.	15,442	29,548
Trade Me Group Ltd.	13,185	30,722

		216,352

Singapore (0.1%)
United Overseas Bank Ltd.	34,500	590,946

South Africa (0.0%)
Lonmin plc*	8,676	15,254
Mondi plc	24,806	534,367

		549,621

Spain (4.2%)
Banco Bilbao Vizcaya Argentaria S.A.	1,649,641	16,169,387
Banco Santander S.A.	2,215,315	15,470,476
Iberdrola S.A.	664,335	4,474,910
Inditex S.A.	120,846	3,927,912
Repsol S.A.	117,639	2,065,610
Telefonica S.A.	500,843	7,119,151

		49,227,446

Sweden (1.7%)
Atlas Copco AB, Class A	243,447	6,813,115
Investor AB, Class B	134,243	5,002,221
Sandvik AB	233,235	2,578,574
Volvo AB, Class B	383,308	4,757,914

		19,151,824

Switzerland (5.9%)
ABB Ltd. (Registered)*	189,276	3,963,874
Cie Financiere Richemont S.A. (Registered)	76,071	6,187,710
Coca-Cola HBC AG*	14,772	317,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Glencore plc*	1,509,309	$6,054,444
Holcim Ltd. (Registered)*	69,609	5,137,196
Nestle S.A. (Registered)	90,404	6,526,841
Novartis AG (Registered)	103,648	10,215,694
Roche Holding AG	35,751	10,018,463
Swatch Group AG	10,111	3,937,553
Syngenta AG (Registered)	16,974	6,898,893
UBS Group AG (Registered)*	358,760	7,609,188
Wolseley plc	17,072	1,089,875

		67,957,251

United Kingdom (16.5%)
3i Group plc	63,063	511,788
Aberdeen Asset Management plc	63,351	402,143
Admiral Group plc	12,783	278,583
Anglo American plc	86,465	1,247,857
Antofagasta plc	36,150	391,641
ARM Holdings plc	93,176	1,518,197
Ashtead Group plc	34,116	589,116
Associated British Foods plc	23,140	1,043,859
AstraZeneca plc	84,310	5,324,053
Aviva plc	264,335	2,045,532
Babcock International Group plc	33,507	568,597
BAE Systems plc	207,523	1,471,230
Barclays plc	1,098,340	4,495,622
Barratt Developments plc	71,420	689,584
BG Group plc	227,493	3,787,165
BP plc	1,212,964	8,007,511
British American Tobacco plc	124,297	6,669,552
British Land Co. plc (REIT)	66,861	833,614
BT Group plc	556,506	3,936,594
Bunzl plc	21,022	574,076
Burberry Group plc	29,041	716,858
Capita plc	43,846	852,896
Centrica plc	334,294	1,385,634
Compass Group plc	110,284	1,824,678
Diageo plc	438,542	12,685,578
Direct Line Insurance Group plc	89,880	474,230
Dixons Carphone plc	65,223	464,754
easyJet plc	16,309	396,170
G4S plc	101,192	427,068
GKN plc	106,406	559,252
GlaxoSmithKline plc	325,047	6,754,405
Hammerson plc (REIT)	51,731	500,293
Hargreaves Lansdown plc	15,090	273,378
Henderson Group plc (CDI)	46,926	192,615
Hikma Pharmaceuticals plc	8,978	272,682
HSBC Holdings plc	1,274,137	11,413,332
Imperial Tobacco Group plc	64,139	3,090,874
Indivior plc*	343,801	1,214,364
InterContinental Hotels Group plc	16,492	664,929
International Consolidated Airlines Group S.A.*	121,144	941,649
Intertek Group plc	10,830	416,908
Intu Properties plc (REIT)	61,746	298,429
ITV plc	247,389	1,023,473
J Sainsbury plc	94,446	393,701
Johnson Matthey plc	13,555	647,042
Kingfisher plc	156,757	855,415
Land Securities Group plc (REIT)	52,301	989,422

Legal & General Group plc	393,670	1,539,581
Lloyds Banking Group plc	10,058,853	13,472,159
London Stock Exchange Group plc	20,340	757,434
Marks & Spencer Group plc	108,582	914,467
Meggitt plc	52,357	383,688
Merlin Entertainments plc§	44,702	299,987
National Grid plc	253,011	3,248,726
Next plc	11,462	1,341,720
Old Mutual plc	332,698	1,053,345
Pearson plc	54,130	1,024,874
Persimmon plc*	20,795	645,314
Prudential plc	169,839	4,089,622
Randgold Resources Ltd.	6,467	435,411
Reckitt Benckiser Group plc	97,287	8,389,077
Reed Elsevier plc	75,182	1,222,643
Rio Tinto Ltd.	28,280	1,172,794
Rio Tinto plc	82,844	3,402,608
Rolls-Royce Holdings plc*	681,891	9,321,365
Rolls-Royce Holdings plc, Class C (b)*†	94,920,072	149,143
Royal Bank of Scotland Group plc*	148,548	820,422
Royal Mail plc	40,340	326,112
RSA Insurance Group plc	68,900	430,005
SABMiller plc	63,018	3,271,523
Sage Group plc	71,377	574,774
Schroders plc	7,268	362,694
Severn Trent plc	17,177	561,649
Sky plc	69,560	1,133,401
Smith & Nephew plc	59,743	1,008,177
Smiths Group plc	26,312	466,759
Sports Direct International plc*	16,767	189,290
SSE plc	66,142	1,596,297
St. James’s Place plc	34,729	494,386
Standard Chartered plc	481,635	7,711,476
Standard Life plc	128,830	898,763
Taylor Wimpey plc	214,642	626,622
Tesco plc	536,816	1,792,800
Travis Perkins plc	15,674	519,646
Unilever N.V. (CVA)	180,119	7,501,096
Unilever plc	80,152	3,438,130
United Utilities Group plc	46,175	647,168
Vodafone Group plc	1,770,948	6,395,811
Weir Group plc	14,302	381,350
Whitbread plc	11,968	930,081
WM Morrison Supermarkets plc	146,140	415,157
WPP plc	88,328	1,979,079

		191,452,969

United States (1.6%)
Carnival plc	12,177	621,635
Freeport-McMoRan, Inc.	193,257	3,598,445
Las Vegas Sands Corp.	128,493	6,754,877
News Corp. (CDI), Class B*	2,956	41,600
ResMed, Inc. (CDI)	45,600	255,778
Schlumberger Ltd.	52,973	4,565,743
Sims Metal Management Ltd.	10,232	82,260
Wynn Resorts Ltd.	26,110	2,576,274

		18,496,612

Total Common Stocks (89.5%) (Cost $965,211,955)		1,037,968,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Spain (0.0%)
Repsol S.A., expiring 7/3/15* (Cost $—)	117,639	$60,985

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,659,358	10,659,358

Total Short-Term Investments (0.9%) (Cost $10,659,358)		10,659,358

Total Investments (90.4%) (Cost $975,871,313)		1,048,688,729
Other Assets Less Liabilities (9.6%)		111,957,643

Net Assets (100%)		$1,160,646,372

*	Non-income producing.
†	Securities (totaling $149,143 or 0.0% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $299,987 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,611,985	$1,039,464	$—	$6,077,427	$179,819	$—

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,162	September-15	$43,958,765	$44,511,857	$553,092
FTSE 100 Index	276	September-15	28,752,276	28,162,205	(590,071)
SPI 200 Index	109	September-15	11,545,295	11,347,050	(198,245)
TOPIX Index	217	September-15	29,185,865	28,910,283	(275,582)

					$(510,806)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	1,459	$1,121,160	$1,124,343	$(3,183)
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	1,825	2,866,611	2,849,107	17,504
European Union Euro vs. U.S. Dollar, expiring 9/18/15	Citibank N.A.	15,500	17,299,550	17,497,485	(197,935)
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	350,425	2,866,331	2,841,223	25,108

					$(158,506)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	11,464	$12,920,119	$12,794,989	$125,130

					$(33,376)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following in (USD): AUD 10,273,493, CAD 776, CHF 746, EUR 39,724,872, GBP 25,070,625, JPY 26,742,491, TWD 75.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,331,151	$126,351,447	$—	$135,682,598
Consumer Staples	—	127,883,696	—	127,883,696
Energy	4,565,743	49,834,533	—	54,400,276
Financials	8,012,568	247,862,729	—	255,875,297
Health Care	—	114,735,977	—	114,735,977
Industrials	—	145,613,769	149,143	145,762,912
Information Technology	6,007,355	44,613,738	—	50,621,093
Materials	4,535,608	76,333,278	—	80,868,886
Telecommunication Services	—	44,093,289	—	44,093,289
Utilities	—	28,044,362	—	28,044,362
Forward Currency Contracts	—	167,742	—	167,742
Futures	553,092	—	—	553,092
Rights
Energy	—	60,985	—	60,985
Short-Term Investments	10,659,358	—	—	10,659,358

Total Assets	$43,664,875	$1,005,595,545	$149,143	$1,049,409,563

Liabilities:
Forward Currency Contracts	$—	$(201,118)	$—	$(201,118)
Futures	(1,063,898)	—	—	(1,063,898)

Total Liabilities	$(1,063,898)	$(201,118)	$—	$(1,265,016)

Total	$42,600,977	$1,005,394,427	$149,143	$1,048,144,547

(a)	A security with a market value of $1,932,804 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$167,742
Equity contracts	Receivables, Net assets – Unrealized appreciation	553,092	*

Total		$720,834

	Liability Derivatives
Foreign exchange contracts	Payables	$(201,118)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,063,898	)*

Total		$(1,265,016)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,035,881)	$(2,035,881)
Equity contracts	29,194,287	—	29,194,287

Total	$29,194,287	$(2,035,881)	$27,158,406

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$466,152	$466,152
Equity contracts	(7,407,020)	—	(7,407,020)

Total	$(7,407,020)	$466,152	$(6,940,868)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $20,643,000 and futures contracts with an average notional balance of approximately $176,556,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Credit Suisse	$17,504	$—	$—	$17,504
HSBC Babk plc	150,238	(3,183)	—	147,055

Total	$167,742	$(3,183)	$—	$164,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$3,183	$(3,183)	$—	$—
Citibank N.A.	197,935	—	—	197,935

Total	$201,118	$(3,183)	$—	$197,935

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$132,047,335
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$54,619,307

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,309,874
Aggregate gross unrealized depreciation	(108,282,265)

Net unrealized appreciation	$68,027,609

Federal income tax cost of investments	$980,661,120

For the six months ended June 30, 2015, the Portfolio incurred approximately $11,387 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,362,544)	$6,077,427
Unaffiliated Issuers (Cost $970,508,769)	1,042,611,302
Cash	2,518,000
Foreign cash (Cost $121,112,448)	101,813,078
Cash held as collateral at broker	7,244,250
Dividends, interest and other receivables	3,843,097
Receivable for securities sold	1,117,985
Unrealized appreciation on forward foreign currency contracts	167,742
Receivable from Separate Accounts for Trust shares sold	70,254
Other assets	11,659

Total assets	1,165,474,794

LIABILITIES
Due to broker for futures variation margin	1,671,147
Payable for securities purchased	1,448,908
Investment management fees payable	589,274
Payable to Separate Accounts for Trust shares redeemed	473,130
Unrealized depreciation on forward foreign currency contracts	201,118
Distribution fees payable – Class IB	179,299
Administrative fees payable	121,336
Distribution fees payable – Class IA	4,995
Trustees’ fees payable	4,401
Accrued expenses	134,814

Total liabilities	4,828,422

NET ASSETS	$1,160,646,372

Net assets were comprised of:
Paid in capital	$1,792,835,407
Accumulated undistributed net investment income (loss)	10,369,492
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(695,354,574)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	52,796,047

Net assets	$1,160,646,372

Class IA
Net asset value, offering and redemption price per share, $23,566,972 / 1,877,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.55

Class IB
Net asset value, offering and redemption price per share, $847,821,414 / 67,527,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.56

Class K
Net asset value, offering and redemption price per share, $289,257,986 / 23,018,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($179,819 of dividend income received from affiliates) (net of $1,885,922 foreign withholding tax)	$19,675,105
Interest	4,979

Total income	19,680,084

EXPENSES
Investment management fees	3,514,649
Distribution fees – Class IB	1,067,051
Administrative fees	724,102
Custodian fees	117,052
Professional fees	35,987
Printing and mailing expenses	30,232
Distribution fees – Class IA	29,773
Trustees’ fees	13,414
Miscellaneous	15,746

Total expenses	5,548,006

NET INVESTMENT INCOME (LOSS)	14,132,078

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	954,790
Futures	29,194,287
Foreign currency transactions	(16,069,663)

Net realized gain (loss)	14,079,414

Change in unrealized appreciation (depreciation) on:
Investments ($425,978 of change in unrealized appreciation (depreciation) from affiliates)	35,866,579
Futures	(7,407,020)
Foreign currency translations	6,060,550

Net change in unrealized appreciation (depreciation)	34,520,109

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,599,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,731,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,132,078	$22,104,228
Net realized gain (loss) on investments, futures and foreign currency transactions	14,079,414	23,141,769
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	34,520,109	(131,954,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,731,601	(86,708,735)

DIVIDENDS :
Dividends from net investment income
Class IA	—	(398,626)
Class IB	—	(14,489,805)
Class K	—	(5,808,357)

TOTAL DIVIDENDS :	—	(20,696,788)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 109,962 and 211,168 shares, respectively ]	1,385,501	2,726,583
Capital shares issued in reinvestment of dividends [ 0 and 33,066 shares, respectively ]	—	398,626
Capital shares repurchased [ (151,263) and (314,792) shares, respectively ]	(1,910,322)	(4,115,206)

Total Class IA transactions	(524,821)	(989,997)

Class IB
Capital shares sold [ 2,047,088 and 3,198,852 shares, respectively ]	25,862,093	41,241,250
Capital shares issued in reinvestment of dividends [ 0 and 1,201,630 shares, respectively ]	—	14,489,805
Capital shares repurchased [ (3,763,224) and (9,691,275) shares, respectively ]	(47,411,958)	(125,419,393)

Total Class IB transactions	(21,549,865)	(69,688,338)

Class K
Capital shares sold [ 40,734 and 1,716,591 shares, respectively ]	503,562	21,400,324
Capital shares issued in reinvestment of dividends [ 0 and 481,983 shares, respectively ]	—	5,808,357
Capital shares repurchased [ (1,168,409) and (3,076,815) shares, respectively ]	(14,657,255)	(39,842,556)

Total Class K transactions	(14,153,693)	(12,633,875)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,228,379)	(83,312,210)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,503,222	(190,717,733)
NET ASSETS:
Beginning of period	1,134,143,150	1,324,860,883

End of period (a)	$1,160,646,372	$1,134,143,150

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,369,492	$(3,762,586)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013		2012	2011	2010
Net asset value, beginning of period	$11.90	$13.04	$11.05		$9.58	$11.70	$11.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.22	0.14	##	0.17	0.29	0.17
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.50	(1.15)	1.99		1.49	(2.16)	0.53

Total from investment operations	0.65	(0.93)	2.13		1.66	(1.87)	0.70

Less distributions:
Dividends from net investment income	—	(0.21)	(0.14)		(0.19)	(0.25)	(0.11)

Net asset value, end of period	$12.55	$11.90	$13.04		$11.05	$9.58	$11.70

Total return (b)	5.46%	(7.13)%	19.33%		17.26%	(15.82)%	6.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,567	$22,830	$25,950		$23,897	$23,253	$368,614
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%	1.02%	1.03%		1.05%	0.76%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.02%	1.03%		1.05%	0.76%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.02%	1.03%		1.05%	0.80%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.36%	1.69%	1.20	%(aa)	1.70%	2.44%	1.53%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.36%	1.69%	1.20	%(aa)	1.70%	2.44%	1.53%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.36%	1.69%	1.20	%(aa)	1.70%	2.40%	1.53%
Portfolio turnover rate (z)^	6%	7%	12%		8%	93%	112%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013		2012	2011		2010
Net asset value, beginning of period	$11.90	$13.05	$11.06		$9.58	$11.70		$11.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.22	0.14	##	0.17	0.19		0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.51	(1.16)	1.99		1.50	(2.08)		0.52

Total from investment operations	0.66	(0.94)	2.13		1.67	(1.89)		0.66

Less distributions:
Dividends from net investment income	—	(0.21)	(0.14)		(0.19)	(0.23)		(0.08)

Net asset value, end of period	$12.56	$11.90	$13.05		$11.06	$9.58		$11.70

Total return (b)	5.55%	(7.20)%	19.31%		17.37%	(16.03)%		6.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$847,821	$824,055	$972,486		$916,454	$875,012		$1,173,061
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%	1.02%	1.03%		1.05%	1.01	%(c)	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.02%	1.03%		1.05%	1.01	%(c)	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.02%	1.03%		1.05%	1.05%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.35%	1.69%	1.21	%(bb)	1.69%	1.70%		1.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.35%	1.69%	1.21	%(bb)	1.69%	1.70%		1.29%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.35%	1.69%	1.21	%(bb)	1.69%	1.67%		1.29%
Portfolio turnover rate (z)^	6%	7%	12%		8%	93%		112%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2014	2013		2012
Net asset value, beginning of period	$11.90	$13.04	$11.05		$9.58	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.25	0.17	##	0.20	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.51	(1.15)	1.99		1.49	(0.51)

Total from investment operations	0.67	(0.90)	2.16		1.69	(0.49)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.17)		(0.22)	(0.25)

Net asset value, end of period	$12.57	$11.90	$13.04		$11.05	$9.58

Total return (b)	5.63%	(6.89)%	19.63%		17.56%	(4.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289,258	$287,258	$326,425		$288,395	$257,480
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.76%	0.77%	0.78%		0.80%	0.80%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.76%	0.77%	0.78%		0.80%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.76%	0.77%	0.78%		0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.60%	1.94%	1.46	%(cc)	1.93%	0.57%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.60%	1.94%	1.46	%(cc)	1.93%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.60%	1.94%	1.46	%(cc)	1.93%	0.57%
Portfolio turnover rate (z)^	6%	7%	12%		8%	93%
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.14 for Class IA, Class IB and K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.97% for income after waivers and reimbursements, 0.97% after waivers, reimbursements, and fees paid indirectly, and 0.97% before waivers, reimbursements, and fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.98% for income after waiver and reimbursement, 0.98% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.23% for income after waivers and reimbursements, 1.23% after waivers, reimbursements, and fees paid indirectly, and 1.23% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	14.6%
Information Technology	14.5
Health Care	13.7
Consumer Discretionary	12.1
Industrials	9.0
Energy	6.3
Consumer Staples	6.3
Investment Companies	6.1
Exchange Traded Funds	5.9
Materials	2.6
Utilities	2.2
Telecommunication Services	2.1
Cash and Other	4.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value Six Months Ended June 30, 2015 (Unaudited)	Ending Account Value 6/30/15	Expenses Paid During Period* Six Months Ended June 30, 2015 (Unaudited) - 6/30/15
Class IA
Actual	$1,000.00	$1,019.50	$4.39
Hypothetical (5% average return before expenses)	1,000.00	1,020.44	4.40
Class IB
Actual	1,000.00	1,018.40	4.39
Hypothetical (5% average return before expenses)	1,000.00	1,020.44	4.40
Class K
Actual	1,000.00	1,020.50	3.14
Hypothetical (5% average return before expenses)	1,000.00	1,021.68	3.15

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.7%)
BorgWarner, Inc.	18,054	$1,026,189
Delphi Automotive plc	64,471	5,485,838
Goodyear Tire & Rubber Co.	21,492	647,984
Johnson Controls, Inc.	234,966	11,637,866

		18,797,877

Automobiles (0.3%)
Ford Motor Co.	317,886	4,771,469
General Motors Co.	107,851	3,594,674
Harley-Davidson, Inc.	16,865	950,342

		9,316,485

Distributors (0.0%)
Genuine Parts Co.	12,175	1,090,028

Diversified Consumer Services (0.2%)
Grand Canyon Education, Inc.*	62,595	2,654,028
H&R Block, Inc.	21,946	650,699
Nord Anglia Education, Inc.*	124,459	3,051,735

		6,356,462

Hotels, Restaurants & Leisure (2.0%)
Aramark	253,645	7,855,386
Carnival Corp.	36,226	1,789,202
Chipotle Mexican Grill, Inc.*	2,474	1,496,745
Darden Restaurants, Inc.	10,109	718,548
Las Vegas Sands Corp.	141,420	7,434,449
Marriott International, Inc., Class A	16,537	1,230,187
McDonald’s Corp.	76,630	7,285,214
Norwegian Cruise Line Holdings Ltd.*	59,300	3,323,172
Panera Bread Co., Class A*	15,500	2,708,935
Royal Caribbean Cruises Ltd.	13,133	1,033,436
Starbucks Corp.	292,195	15,666,035
Starwood Hotels & Resorts Worldwide, Inc.	13,689	1,110,041
Wyndham Worldwide Corp.	9,612	787,319
Wynn Resorts Ltd.	6,459	637,309
Yum! Brands, Inc.	34,532	3,110,643

		56,186,621

Household Durables (1.3%)
D.R. Horton, Inc.	114,212	3,124,840
Garmin Ltd.	9,635	423,266
Harman International Industries, Inc.	5,690	676,769
Leggett & Platt, Inc.	11,031	536,989
Lennar Corp., Class A	50,834	2,594,567
Mohawk Industries, Inc.*	4,948	944,573
Newell Rubbermaid, Inc.	155,310	6,384,794
PulteGroup, Inc.	26,421	532,383
TRI Pointe Homes, Inc.*	486,888	7,449,386
Whirlpool Corp.	85,408	14,779,855

		37,447,422

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	45,619	19,802,752
Expedia, Inc.	8,019	876,878

Netflix, Inc.*	10,067	6,613,415
Priceline Group, Inc.*	5,642	6,496,029
TripAdvisor, Inc.*	8,889	774,587

		34,563,661

Leisure Products (0.1%)
Hasbro, Inc.	8,921	667,201
Mattel, Inc.	26,969	692,834

		1,360,035

Media (3.6%)
Cablevision Systems Corp. – New York Group, Class A	17,491	418,735
CBS Corp. (Non-Voting), Class B	36,206	2,009,433
Charter Communications, Inc., Class A*	17,368	2,974,270
Comcast Corp., Class A	404,193	24,308,167
DIRECTV*	40,249	3,734,705
Discovery Communications, Inc., Class A*	11,850	394,131
Discovery Communications, Inc., Class C*	20,879	648,919
DreamWorks Animation SKG, Inc., Class A*	45,760	1,207,149
Gannett Co., Inc.*	61,423	859,301
Interpublic Group of Cos., Inc.	32,876	633,520
Liberty Media Corp.*	134,450	4,826,755
News Corp., Class A*	39,819	580,959
Omnicom Group, Inc.	19,671	1,366,938
Scripps Networks Interactive, Inc., Class A	50,375	3,293,014
Sirius XM Holdings, Inc.*	829,765	3,095,023
TEGNA, Inc.	140,931	4,519,657
Time Warner Cable, Inc.	36,605	6,521,913
Time Warner, Inc.	65,939	5,763,728
Twenty-First Century Fox, Inc., Class A	141,490	4,604,792
Viacom, Inc., Class B	196,547	12,704,798
Walt Disney Co.	124,826	14,247,640

		98,713,547

Multiline Retail (0.8%)
Dollar General Corp.	23,759	1,847,025
Dollar Tree, Inc.*	16,584	1,309,970
Family Dollar Stores, Inc.	7,665	604,079
Kohl’s Corp.	15,823	990,678
Macy’s, Inc.	26,901	1,815,010
Nordstrom, Inc.	11,216	835,592
Target Corp.	164,174	13,401,524

		20,803,878

Specialty Retail (1.3%)
AutoNation, Inc.*	5,977	376,432
AutoZone, Inc.*	7,049	4,700,978
Bed Bath & Beyond, Inc.*	13,808	952,476
Best Buy Co., Inc.	23,649	771,194
CarMax, Inc.*	16,745	1,108,686
GameStop Corp., Class A	8,652	371,690
Gap, Inc.	21,147	807,181
Home Depot, Inc.	103,872	11,543,295
L Brands, Inc.	19,602	1,680,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Lowe’s Cos., Inc.	74,582	$4,994,757
O’Reilly Automotive, Inc.*	8,105	1,831,568
Ross Stores, Inc.	33,006	1,604,422
Staples, Inc.	51,066	781,820
Tiffany & Co.	8,973	823,721
TJX Cos., Inc.	54,432	3,601,765
Tractor Supply Co.	10,859	976,658
Urban Outfitters, Inc.*	7,977	279,195

		37,206,318

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	21,992	761,143
Fossil Group, Inc.*	3,535	245,188
Hanesbrands, Inc.	31,956	1,064,774
Michael Kors Holdings Ltd.*	16,007	673,735
NIKE, Inc., Class B	78,500	8,479,570
PVH Corp.	6,574	757,325
Ralph Lauren Corp.	4,804	635,857
Under Armour, Inc., Class A*	13,483	1,125,021
VF Corp.	27,296	1,903,623

		15,646,236

Total Consumer Discretionary		337,488,570

Consumer Staples (6.3%)
Beverages (1.1%)
Brown-Forman Corp., Class B	12,424	1,244,636
Coca-Cola Co.	313,686	12,305,902
Coca-Cola Enterprises, Inc.	17,301	751,556
Constellation Brands, Inc., Class A	13,549	1,571,955
Dr. Pepper Snapple Group, Inc.	15,385	1,121,567
Molson Coors Brewing Co., Class B	12,746	889,798
Monster Beverage Corp.*	11,712	1,569,642
PepsiCo, Inc.	118,188	11,031,668

		30,486,724

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	35,186	4,752,221
CVS Health Corp.	90,226	9,462,903
Kroger Co.	39,173	2,840,434
Sysco Corp.	47,625	1,719,263
Walgreens Boots Alliance, Inc.	69,778	5,892,054
Wal-Mart Stores, Inc.	126,189	8,950,586
Whole Foods Market, Inc.	28,764	1,134,452

		34,751,913

Food Products (2.0%)
Archer-Daniels-Midland Co.	49,608	2,392,098
Campbell Soup Co.	14,170	675,200
ConAgra Foods, Inc.	34,341	1,501,389
General Mills, Inc.	47,666	2,655,950
Hershey Co.	11,797	1,047,927
Hormel Foods Corp.	10,738	605,301
J.M. Smucker Co.	7,782	843,647
Kellogg Co.	20,185	1,265,599
Keurig Green Mountain, Inc.	9,234	707,601
Kraft Foods Group, Inc.	161,127	13,718,353

McCormick & Co., Inc. (Non-Voting)	10,227	827,876
Mead Johnson Nutrition Co.	100,992	9,111,498
Mondelez International, Inc., Class A	448,160	18,437,302
Tyson Foods, Inc., Class A	23,295	993,066

		54,782,807

Household Products (1.0%)
Clorox Co.	10,459	1,087,945
Colgate-Palmolive Co.	67,982	4,446,702
Kimberly-Clark Corp.	29,139	3,087,860
Procter & Gamble Co.	257,757	20,166,908

		28,789,415

Personal Products (0.1%)
Avon Products, Inc.	171,133	1,071,293
Estee Lauder Cos., Inc., Class A	17,785	1,541,248

		2,612,541

Tobacco (0.8%)
Altria Group, Inc.	157,318	7,694,423
Philip Morris International, Inc.	161,676	12,961,565
Reynolds American, Inc.	33,239	2,481,656

		23,137,644

Total Consumer Staples		174,561,044

Energy (6.3%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	34,878	2,151,973
Cameron International Corp.*	15,446	808,907
Diamond Offshore Drilling, Inc.	5,358	138,290
Ensco plc, Class A	57,398	1,278,253
FMC Technologies, Inc.*	18,453	765,615
Frank’s International N.V.	194,228	3,659,256
Halliburton Co.	124,264	5,352,050
Helmerich & Payne, Inc.	8,583	604,415
National Oilwell Varco, Inc.	30,925	1,493,059
Noble Corp. plc	19,291	296,889
Schlumberger Ltd.	133,610	11,515,846
Transocean Ltd.	27,153	437,706
Weatherford International plc*	512,122	6,283,737

		34,785,996

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	69,317	5,410,885
Apache Corp.	30,044	1,731,436
Cabot Oil & Gas Corp.	32,942	1,038,991
Cenovus Energy, Inc.	118,451	1,896,400
Chesapeake Energy Corp.	41,252	460,785
Chevron Corp.	269,643	26,012,460
Cimarex Energy Co.	7,463	823,244
Cobalt International Energy, Inc.*	67,224	652,745
ConocoPhillips Co.	150,692	9,253,996
CONSOL Energy, Inc.	18,359	399,125
Devon Energy Corp.	30,811	1,832,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Enbridge, Inc.	47,400	$2,217,846
EOG Resources, Inc.	68,295	5,979,227
EQT Corp.	12,111	985,109
Exxon Mobil Corp.	334,439	27,825,325
Hess Corp.	19,585	1,309,845
INPEX Corp.	42,734	485,879
Kinder Morgan, Inc.	193,700	7,436,143
Marathon Oil Corp.	53,813	1,428,197
Marathon Petroleum Corp.	43,543	2,277,734
Murphy Oil Corp.	13,303	553,006
Newfield Exploration Co.*	13,222	477,579
Noble Energy, Inc.	78,989	3,371,251
Occidental Petroleum Corp.	207,186	16,112,855
ONEOK, Inc.	16,616	656,000
Phillips 66	43,333	3,490,906
Pioneer Natural Resources Co.	11,979	1,661,367
Range Resources Corp.	13,222	652,902
Southwestern Energy Co.*	31,289	711,199
Spectra Energy Corp.	53,506	1,744,296
Tesoro Corp.	10,137	855,664
Total S.A.	93,493	4,541,330
Valero Energy Corp.	40,672	2,546,067
Williams Cos., Inc.	53,973	3,097,510

		139,930,250

Total Energy		174,716,246

Financials (14.6%)
Banks (5.6%)
Bank of America Corp.	1,487,331	25,314,374
BB&T Corp.	58,450	2,356,119
Citigroup, Inc.	602,149	33,262,711
Citizens Financial Group, Inc.	314,603	8,591,808
Comerica, Inc.	14,221	729,822
Fifth Third Bancorp	64,961	1,352,488
Huntington Bancshares, Inc./Ohio	64,583	730,434
JPMorgan Chase & Co.	541,103	36,665,139
KeyCorp	68,195	1,024,289
M&T Bank Corp.	10,598	1,324,008
PacWest Bancorp	32,800	1,533,728
People’s United Financial, Inc.	24,574	398,345
PNC Financial Services Group, Inc.	73,215	7,003,015
Regions Financial Corp.	107,068	1,109,224
SunTrust Banks, Inc./Georgia	41,279	1,775,823
U.S. Bancorp/Minnesota	142,013	6,163,364
Umpqua Holdings Corp.	82,800	1,489,572
Wells Fargo & Co.	433,293	24,368,398
Zions Bancorp	16,180	513,472

		155,706,133

Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	4,353	951,566
Ameriprise Financial, Inc.	104,252	13,024,202
Bank of New York Mellon Corp.	89,681	3,763,911
BlackRock, Inc.	14,368	4,971,041
Charles Schwab Corp.	192,057	6,270,661
E*TRADE Financial Corp.*	23,027	689,659
Franklin Resources, Inc.	31,234	1,531,403

Goldman Sachs Group, Inc.	102,248	21,348,360
Invesco Ltd.	34,601	1,297,191
Legg Mason, Inc.	7,905	407,345
Morgan Stanley	122,923	4,768,183
Northern Trust Corp.	151,147	11,556,700
Oaktree Capital Group LLC	135,992	7,232,054
State Street Corp.	32,871	2,531,067
T. Rowe Price Group, Inc.	21,011	1,633,185

		81,976,528

Consumer Finance (0.7%)
American Express Co.	108,824	8,457,801
Capital One Financial Corp.	43,695	3,843,849
Discover Financial Services	88,785	5,115,792
Navient Corp.	31,108	566,477
Synchrony Financial*	55,800	1,837,494

		19,821,413

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	145,836	19,849,738
CME Group, Inc./Illinois	52,998	4,931,994
Intercontinental Exchange, Inc.	21,431	4,792,186
Leucadia National Corp.	25,140	610,399
McGraw Hill Financial, Inc.	21,949	2,204,777
Moody’s Corp.	38,077	4,110,793
NASDAQ OMX Group, Inc.	9,423	459,937

		36,959,824

Insurance (1.9%)
ACE Ltd.	60,722	6,174,213
Aflac, Inc.	34,696	2,158,091
Allstate Corp.	32,707	2,121,703
American International Group, Inc.	106,624	6,591,496
Aon plc	76,572	7,632,697
Assurant, Inc.	5,491	367,897
Chubb Corp.	18,407	1,751,242
Cincinnati Financial Corp.	11,780	591,120
Genworth Financial, Inc., Class A*	39,602	299,787
Hartford Financial Services Group, Inc.	33,563	1,395,214
Lincoln National Corp.	20,442	1,210,575
Loews Corp.	23,803	916,654
Marsh & McLennan Cos., Inc.	98,704	5,596,517
MetLife, Inc.	89,358	5,003,154
Principal Financial Group, Inc.	21,808	1,118,532
Progressive Corp.	82,652	2,300,205
Prudential Financial, Inc.	36,197	3,167,962
Torchmark Corp.	10,135	590,060
Travelers Cos., Inc.	25,623	2,476,719
Unum Group	20,046	716,645
XL Group plc	24,520	912,144

		53,092,627

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. (REIT)	102,442	9,556,814
Apartment Investment & Management Co. (REIT), Class A	12,460	460,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

AvalonBay Communities, Inc. (REIT)	10,619	$1,697,660
Boston Properties, Inc. (REIT)	12,331	1,492,544
Crown Castle International Corp. (REIT)	79,487	6,382,806
Equinix, Inc. (REIT)	4,561	1,158,494
Equity Residential (REIT)	29,208	2,049,525
Essex Property Trust, Inc. (REIT)	5,261	1,117,962
General Growth Properties, Inc. (REIT)	50,093	1,285,386
HCP, Inc. (REIT)	37,126	1,353,985
Health Care REIT, Inc. (REIT)	28,081	1,842,956
Host Hotels & Resorts, Inc. (REIT)	60,397	1,197,673
Iron Mountain, Inc. (REIT)	14,907	462,117
Kimco Realty Corp. (REIT)	32,895	741,453
Macerich Co. (REIT)	11,223	837,236
PennyMac Mortgage Investment Trust (REIT)	266,826	4,650,777
Plum Creek Timber Co., Inc. (REIT)	14,038	569,522
Prologis, Inc. (REIT)	41,905	1,554,675
Public Storage (REIT)	11,653	2,148,464
Realty Income Corp. (REIT)	18,595	825,432
Simon Property Group, Inc. (REIT)	24,891	4,306,641
SL Green Realty Corp. (REIT)	7,993	878,351
Ventas, Inc. (REIT)	21,946	1,362,627
Vornado Realty Trust (REIT)	14,082	1,336,804
Weyerhaeuser Co. (REIT)	41,401	1,304,132

		50,574,184

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	22,304	825,248

Thrifts & Mortgage Finance (0.3%)
Essent Group Ltd.*	270,703	7,403,727
Hudson City Bancorp, Inc.	38,377	379,165

		7,782,892

Total Financials		406,738,849

Health Care (13.7%)
Biotechnology (3.4%)
Actelion Ltd. (Registered)*	26,353	3,855,918
Agios Pharmaceuticals, Inc.*	29,200	3,245,288
Alexion Pharmaceuticals, Inc.*	17,904	3,236,506
Amgen, Inc.	60,799	9,333,862
Biogen, Inc.*	31,655	12,786,721
Celgene Corp.*	63,423	7,340,261
Gilead Sciences, Inc.	202,431	23,700,621
Incyte Corp.*	90,800	9,462,268
Kite Pharma, Inc.*	49,100	2,993,627
Puma Biotechnology, Inc.*	14,100	1,646,175
Receptos, Inc.*	40,200	7,640,010
Regeneron Pharmaceuticals, Inc.*	6,029	3,075,574
Seattle Genetics, Inc.*	87,065	4,213,946
Vertex Pharmaceuticals, Inc.*	19,492	2,406,872

		94,937,649

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	119,047	5,842,827
Baxter International, Inc.	43,521	3,043,424
Becton, Dickinson and Co.	16,754	2,373,204
Boston Scientific Corp.*	107,206	1,897,546
C.R. Bard, Inc.	5,921	1,010,715
DENTSPLY International, Inc.	11,191	576,896
Edwards Lifesciences Corp.*	8,598	1,224,613
Intuitive Surgical, Inc.*	2,950	1,429,275
Medtronic plc	344,211	25,506,035
St. Jude Medical, Inc.	41,027	2,997,843
Stryker Corp.	23,856	2,279,918
Varian Medical Systems, Inc.*	7,979	672,869
Zimmer Biomet Holdings, Inc.	13,679	1,494,157

		50,349,322

Health Care Providers & Services (2.5%)
Aetna, Inc.	28,041	3,574,106
AmerisourceBergen Corp.	35,734	3,799,953
Anthem, Inc.	21,154	3,472,218
Cardinal Health, Inc.	26,487	2,215,637
Cigna Corp.	20,606	3,338,172
DaVita HealthCare Partners, Inc.*	60,565	4,813,100
Express Scripts Holding Co.*	290,771	25,861,173
HCA Holdings, Inc.*	23,192	2,103,978
Henry Schein, Inc.*	6,682	949,646
Humana, Inc.	11,928	2,281,588
Laboratory Corp. of America Holdings*	7,997	969,396
McKesson Corp.	18,565	4,173,598
Patterson Cos., Inc.	6,832	332,377
Quest Diagnostics, Inc.	11,506	834,415
Tenet Healthcare Corp.*	7,853	454,532
UnitedHealth Group, Inc.	76,162	9,291,764
Universal Health Services, Inc., Class B	7,258	1,031,362

		69,497,015

Health Care Technology (0.5%)
Cerner Corp.*	95,683	6,607,868
IMS Health Holdings, Inc.*	198,315	6,078,355

		12,686,223

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	26,774	1,032,941
PerkinElmer, Inc.	9,012	474,392
Thermo Fisher Scientific, Inc.	135,881	17,631,918
Waters Corp.*	6,620	849,876

		19,989,127

Pharmaceuticals (4.8%)
AbbVie, Inc.	137,503	9,238,827
Allergan plc*	71,882	21,813,312
Bristol-Myers Squibb Co.	133,299	8,869,715
Eli Lilly & Co.	78,135	6,523,491
Endo International plc*	16,253	1,294,551
GlaxoSmithKline plc (ADR)	147,008	6,122,883
Hospira, Inc.*	13,835	1,227,303
Johnson & Johnson	221,686	21,605,518
Mallinckrodt plc*	9,414	1,108,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Merck & Co., Inc.	225,917	$12,861,455
Mylan N.V.*	32,916	2,233,680
Novartis AG (ADR)	38,060	3,742,820
Perrigo Co. plc	11,696	2,161,772
Pfizer, Inc.	646,006	21,660,581
Phibro Animal Health Corp., Class A	94,262	3,670,562
Valeant Pharmaceuticals International, Inc.*	29,475	6,547,871
Zoetis, Inc.	39,928	1,925,328

		132,607,885

Total Health Care		380,067,221

Industrials (9.0%)
Aerospace & Defense (2.5%)
B/E Aerospace, Inc.	23,036	1,264,676
Boeing Co.	118,836	16,484,930
General Dynamics Corp.	24,973	3,538,424
Hexcel Corp.	96,325	4,791,206
Honeywell International, Inc.	147,744	15,065,456
L-3 Communications Holdings, Inc.	6,580	746,040
Lockheed Martin Corp.	21,388	3,976,029
Northrop Grumman Corp.	15,496	2,458,131
Precision Castparts Corp.	25,954	5,187,426
Raytheon Co.	24,503	2,344,447
Rockwell Collins, Inc.	10,600	978,910
Textron, Inc.	22,072	985,073
TransDigm Group, Inc.*	13,800	3,100,446
United Technologies Corp.	66,202	7,343,788

		68,264,982

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	11,667	727,904
Expeditors International of Washington, Inc.	15,289	704,899
FedEx Corp.	21,092	3,594,077
United Parcel Service, Inc., Class B	55,557	5,384,029

		10,410,909

Airlines (0.4%)
American Airlines Group, Inc.	165,074	6,592,230
Delta Air Lines, Inc.	65,719	2,699,736
Southwest Airlines Co.	53,440	1,768,330

		11,060,296

Building Products (0.0%)
Allegion plc	7,655	460,372
Masco Corp.	27,869	743,266

		1,203,638

Commercial Services & Supplies (0.7%)
ADT Corp.	13,646	458,096
Cintas Corp.	7,765	656,841
Covanta Holding Corp.	365,476	7,744,437
Pitney Bowes, Inc.	16,076	334,542
Rentokil Initial plc	2,015,803	4,687,649
Republic Services, Inc.	19,986	782,852
Stericycle, Inc.*	6,773	906,972
Tyco International plc	33,859	1,302,894

Waste Connections, Inc.	49,163	2,316,561
Waste Management, Inc.	34,044	1,577,939

		20,768,783

Construction & Engineering (0.1%)
Fluor Corp.	11,784	624,670
Jacobs Engineering Group, Inc.*	10,230	415,543
Quanta Services, Inc.*	16,860	485,905

		1,526,118

Electrical Equipment (0.5%)
AMETEK, Inc.	19,221	1,052,926
Eaton Corp. plc	108,521	7,324,082
Emerson Electric Co.	53,441	2,962,235
Rockwell Automation, Inc.	10,804	1,346,611
Sensata Technologies Holding N.V.*	21,300	1,123,362

		13,809,216

Industrial Conglomerates (1.8%)
3M Co.	50,725	7,826,868
Danaher Corp.	94,174	8,060,353
General Electric Co.	1,266,362	33,647,238
Roper Technologies, Inc.	8,002	1,380,025

		50,914,484

Machinery (1.4%)
Allison Transmission Holdings, Inc.	140,496	4,110,913
Caterpillar, Inc.	48,330	4,099,351
Cummins, Inc.	13,429	1,761,751
Deere & Co.	26,698	2,591,041
Dover Corp.	13,000	912,340
Flowserve Corp.	10,741	565,621
IDEX Corp.	31,337	2,462,461
Illinois Tool Works, Inc.	27,050	2,482,919
Ingersoll-Rand plc	21,211	1,430,046
Joy Global, Inc.	7,764	281,057
PACCAR, Inc.	28,266	1,803,653
Pall Corp.	8,503	1,058,198
Parker-Hannifin Corp.	11,090	1,290,100
Pentair plc	152,626	10,493,037
Snap-on, Inc.	4,635	738,124
Stanley Black & Decker, Inc.	12,293	1,293,715
Xylem, Inc.	14,536	538,850

		37,913,177

Professional Services (0.5%)
Dun & Bradstreet Corp.	2,868	349,896
Equifax, Inc.	9,527	924,976
Nielsen N.V.	216,881	9,709,762
Robert Half International, Inc.	10,775	598,013
Towers Watson & Co., Class A	21,600	2,717,280

		14,299,927

Road & Rail (0.6%)
Canadian National Railway Co.	38,000	2,194,500
CSX Corp.	78,977	2,578,599
J.B. Hunt Transport Services, Inc.	7,360	604,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Kansas City Southern	8,803	$802,834
Norfolk Southern Corp.	24,510	2,141,194
Ryder System, Inc.	4,225	369,138
Union Pacific Corp.	93,216	8,890,010

		17,580,457

Trading Companies & Distributors (0.1%)
Fastenal Co.	21,675	914,251
Fly Leasing Ltd. (ADR)	67,619	1,061,618
United Rentals, Inc.*	7,696	674,324
W.W. Grainger, Inc.	4,786	1,132,607

		3,782,800

Total Industrials		251,534,787

Information Technology (14.5%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	406,996	11,176,110
F5 Networks, Inc.*	5,752	692,253
Harris Corp.	9,826	755,718
Juniper Networks, Inc.	28,100	729,757
Motorola Solutions, Inc.	14,844	851,155
QUALCOMM, Inc.	248,207	15,545,204

		29,750,197

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	24,732	1,433,714
CDW Corp.	82,892	2,841,538
Corning, Inc.	100,639	1,985,607
FLIR Systems, Inc.	11,146	343,520
Jabil Circuit, Inc.	273,883	5,830,969
TE Connectivity Ltd.	32,604	2,096,437

		14,531,785

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	14,259	995,563
eBay, Inc.*	88,400	5,325,216
Facebook, Inc., Class A*	168,419	14,444,455
Google, Inc., Class A*	26,922	14,538,957
Google, Inc., Class C*	61,929	32,234,664
Marin Software, Inc.*	285,319	1,923,050
VeriSign, Inc.*	51,161	3,157,657
Yahoo!, Inc.*	69,789	2,742,010

		75,361,572

IT Services (2.2%)
Accenture plc, Class A	85,033	8,229,494
Alliance Data Systems Corp.*	5,008	1,462,036
Automatic Data Processing, Inc.	37,546	3,012,316
Cognizant Technology Solutions Corp., Class A*	86,744	5,299,191
Computer Sciences Corp.	11,010	722,696
Fidelity National Information Services, Inc.	22,729	1,404,652
Fiserv, Inc.*	19,031	1,576,338
International Business Machines Corp.	73,290	11,921,351
Jack Henry & Associates, Inc.	32,059	2,074,217
MasterCard, Inc., Class A	77,502	7,244,887
Paychex, Inc.	26,059	1,221,646

Teradata Corp.*	11,573	428,201
Total System Services, Inc.	13,132	548,524
Visa, Inc., Class A	210,261	14,119,026
Western Union Co.	41,575	845,220
Xerox Corp.	83,349	886,833

		60,996,628

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	23,990	1,228,288
Analog Devices, Inc.	25,073	1,609,311
Applied Materials, Inc.	98,723	1,897,456
ARM Holdings plc (ADR)	32,100	1,581,567
ASML Holding N.V. (N.Y. Shares)	20,141	2,097,282
Avago Technologies Ltd.	56,464	7,505,760
Broadcom Corp., Class A	159,406	8,207,815
First Solar, Inc.*	5,998	281,786
Intel Corp.	379,350	11,537,930
KLA-Tencor Corp.	12,970	729,044
Lam Research Corp.	12,703	1,033,389
Linear Technology Corp.	19,071	843,510
Microchip Technology, Inc.	16,062	761,740
Micron Technology, Inc.*	132,664	2,499,390
NVIDIA Corp.	41,169	827,909
ON Semiconductor Corp.*	220,254	2,574,769
Qorvo, Inc.*	12,014	964,364
Skyworks Solutions, Inc.	15,354	1,598,351
Texas Instruments, Inc.	184,780	9,518,018
Xilinx, Inc.	20,845	920,515

		58,218,194

Software (2.8%)
Activision Blizzard, Inc.	302,631	7,326,697
Adobe Systems, Inc.*	37,942	3,073,681
Autodesk, Inc.*	18,352	918,976
CA, Inc.	25,420	744,552
Citrix Systems, Inc.*	12,743	894,049
Electronic Arts, Inc.*	24,791	1,648,602
Intuit, Inc.	22,064	2,223,389
Microsoft Corp.	646,875	28,559,531
Mobileye N.V.*	24,000	1,276,080
Oracle Corp.	557,233	22,456,490
Red Hat, Inc.*	14,624	1,110,400
Salesforce.com, Inc.*	48,752	3,394,602
Symantec Corp.	54,406	1,264,940
Tableau Software, Inc., Class A*	16,800	1,937,040

		76,829,029

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	522,912	65,586,238
EMC Corp.	444,675	11,734,973
Hewlett-Packard Co.	144,449	4,334,915
NetApp, Inc.	66,957	2,113,163
SanDisk Corp.	16,627	968,024
Seagate Technology plc	25,380	1,205,550
Western Digital Corp.	17,315	1,357,842

		87,300,705

Total Information Technology		402,988,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (2.6%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	15,478	$2,117,855
Airgas, Inc.	5,391	570,260
CF Industries Holdings, Inc.	18,820	1,209,749
Dow Chemical Co.	86,764	4,439,714
E.I. du Pont de Nemours & Co.	72,402	4,630,108
Eastman Chemical Co.	11,852	969,731
Ecolab, Inc.	21,474	2,428,065
FMC Corp.	10,630	558,606
International Flavors & Fragrances, Inc.	6,438	703,609
LyondellBasell Industries N.V., Class A	31,414	3,251,977
Monsanto Co.	155,427	16,566,964
Mosaic Co.	146,574	6,866,992
Orion Engineered Carbons S.A.	60,774	1,121,888
PPG Industries, Inc.	21,695	2,488,850
Praxair, Inc.	40,825	4,880,629
Sherwin-Williams Co.	6,334	1,741,977
Sigma-Aldrich Corp.	9,522	1,326,891

		55,873,865

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	4,930	697,644
Vulcan Materials Co.	10,533	884,035

		1,581,679

Containers & Packaging (0.1%)
Avery Dennison Corp.	7,216	439,743
Ball Corp.	10,951	768,213
MeadWestvaco Corp.	26,719	1,260,870
Owens-Illinois, Inc.*	13,094	300,376
Sealed Air Corp.	16,756	860,923

		3,630,125

Metals & Mining (0.4%)
Alcoa, Inc.	97,449	1,086,556
Allegheny Technologies, Inc.	58,348	1,762,110
Barrick Gold Corp.	23,356	248,975
Freeport-McMoRan, Inc.	102,660	1,911,529
Horsehead Holding Corp.*	265,651	3,113,430
Newmont Mining Corp.	42,086	983,129
Nucor Corp.	41,248	1,817,799

		10,923,528

Paper & Forest Products (0.1%)
International Paper Co.	33,714	1,604,449

Total Materials		73,613,646

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	415,254	14,749,822
CenturyLink, Inc.	45,166	1,326,977
Frontier Communications Corp.	91,886	454,836
Level 3 Communications, Inc.*	23,526	1,239,114
Verizon Communications, Inc.	372,333	17,354,441
Zayo Group Holdings, Inc.*	281,794	7,247,742

		42,372,932

Wireless Telecommunication Services (0.6%)
China Mobile Ltd.	483,967	6,196,661
SoftBank Corp.	79,131	4,661,154
T-Mobile US, Inc.*	109,557	4,247,525

		15,105,340

Total Telecommunication Services		57,478,272

Utilities (2.2%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	39,313	2,082,410
Duke Energy Corp.	55,299	3,905,215
Edison International	25,977	1,443,802
Entergy Corp.	14,390	1,014,495
Eversource Energy	25,259	1,147,011
Exelon Corp.	68,988	2,167,603
FirstEnergy Corp.	33,581	1,093,061
ITC Holdings Corp.	222,913	7,173,340
NextEra Energy, Inc.	35,514	3,481,437
Pepco Holdings, Inc.	20,157	543,030
Pinnacle West Capital Corp.	8,817	501,599
PPL Corp.	53,666	1,581,537
Southern Co.	72,544	3,039,594
Xcel Energy, Inc.	40,342	1,298,206

		30,472,340

Gas Utilities (0.0%)
AGL Resources, Inc.	9,541	444,229

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	209,426	2,776,989
Calpine Corp.*	56,959	1,024,692
Dynegy, Inc.*	151,569	4,433,393
NextEra Energy Partners LP	47,300	1,874,026
NRG Energy, Inc.	111,711	2,555,948
Talen Energy Corp.*	1	11

		12,665,059

Multi-Utilities (0.6%)
Ameren Corp.	19,346	728,957
CenterPoint Energy, Inc.	34,268	652,120
CMS Energy Corp.	21,963	699,302
Consolidated Edison, Inc.	23,352	1,351,614
Dominion Resources, Inc.	47,457	3,173,450
DTE Energy Co.	14,340	1,070,338
NiSource, Inc.	25,519	1,163,411
PG&E Corp.	38,394	1,885,145
Public Service Enterprise Group, Inc.	40,358	1,585,262
SCANA Corp.	11,395	577,157
Sempra Energy	34,111	3,374,942
TECO Energy, Inc.	18,779	331,637
WEC Energy Group, Inc.	25,134	1,130,266

		17,723,601

Total Utilities		61,305,229

Total Common Stocks (83.4%) (Cost $1,721,070,160)		2,320,491,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.9%)
iShares® Core S&P 500 ETF	260,644	$54,010,650
iShares® Morningstar Large-Cap ETF	155,202	18,726,673
iShares® Morningstar Large-Cap Growth ETF	60,098	7,129,426
iShares® Morningstar Large-Cap Value ETF	7,163	601,047
iShares® Russell 1000 ETF	233,799	27,130,036
iShares® Russell 1000 Growth ETF	63,997	6,336,343
iShares® Russell 1000 Value ETF	10,325	1,065,024
iShares® S&P 100 ETF	56,815	5,161,074
iShares® S&P 500 Growth ETF	64,648	7,360,821
iShares® S&P 500 Value ETF	6,446	594,386
Vanguard Growth ETF	79,500	8,510,475
Vanguard Large-Cap ETF	289,413	27,442,141
Vanguard Value ETF	6,700	558,512

Total Investment Companies (5.9%) (Cost $114,346,199)		164,626,608

SHORT-TERM INVESTMENT:
Investment Company (6.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	170,021,773	170,021,773

Total Short-Term Investments (6.1%) (Cost $170,021,773)		170,021,773

Total Investments (95.4%) (Cost $2,005,438,132)		2,655,140,355
Other Assets Less Liabilities (4.6%)		128,161,861

Net Assets (100%)		$2,783,302,216

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,660	September-15	$279,180,726	$273,235,200	$(5,945,526)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$337,488,570	$—	$—	$337,488,570
Consumer Staples	174,561,044	—	—	174,561,044
Energy	169,689,037	5,027,209	—	174,716,246
Financials	406,738,849	—	—	406,738,849
Health Care	376,211,303	3,855,918	—	380,067,221
Industrials	246,847,138	4,687,649	—	251,534,787
Information Technology	402,988,110	—	—	402,988,110
Materials	73,613,646	—	—	73,613,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$46,620,457	$10,857,815	$—	$57,478,272
Utilities	61,305,229	—	—	61,305,229
Investment Companies
Exchange Traded Funds (ETFs)	164,626,608	—	—	164,626,608
Short-Term Investments	170,021,773	—	—	170,021,773

Total Assets	$2,630,711,764	$24,428,591	$—	$2,655,140,355

Liabilities:
Futures	$(5,945,526)	$—	$—	$(5,945,526)

Total Liabilities	$(5,945,526)	$—	$—	$(5,945,526)

Total	$2,624,766,238	$24,428,591	$—	$2,649,194,829

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,945,526	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$11,930	$11,930
Equity contracts	18,102,815	—	18,102,815

Total	$18,102,815	$11,930	$18,114,745

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(8,294,158)	$(8,294,158)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 and futures contracts with an average notional balance of approximately $485,440,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$488,075,624
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$341,397,836

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$679,020,579
Aggregate gross unrealized depreciation	(32,216,278)

Net unrealized appreciation	$646,804,301

Federal income tax cost of investments	$2,008,336,054

For the six months ended June 30, 2015, the Portfolio incurred approximately $10,066 as brokerage commissions with Sanford C. Bernstein & Co., LLC., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $2,005,438,132)	$2,655,140,355
Cash	118,674,847
Foreign cash (Cost $7)	7
Cash held as collateral at broker	12,295,800
Receivable for securities sold	6,670,023
Dividends, interest and other receivables	2,889,854
Due from broker for futures variation margin	523,086
Receivable from Separate Accounts for Trust shares sold	29,531
Other assets	27,083

Total assets	2,796,250,586

LIABILITIES
Payable for securities purchased	9,848,533
Investment management fees payable	1,135,323
Payable to Separate Accounts for Trust shares redeemed	999,927
Distribution fees payable – Class IB	384,565
Administrative fees payable	289,132
Trustees’ fees payable	29,681
Distribution fees payable – Class IA	1,068
Accrued expenses	260,141

Total liabilities	12,948,370

NET ASSETS	$2,783,302,216

Net assets were comprised of:
Paid in capital	$2,155,943,795
Accumulated undistributed net investment income (loss)	11,166,420
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(27,561,254)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	643,753,255

Net assets	$2,783,302,216

Class IA
Net asset value, offering and redemption price per share, $5,107,367 / 541,649 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

Class IB
Net asset value, offering and redemption price per share, $1,828,345,749 / 193,868,592 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

Class K
Net asset value, offering and redemption price per share, $949,849,100 / 100,612,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $60,831 foreign withholding tax)	$21,706,449
Interest	219,443

Total income	21,925,892

EXPENSES
Investment management fees	6,891,878
Distribution fees – Class IB	2,339,783
Administrative fees	1,756,960
Printing and mailing expenses	73,956
Professional fees	62,000
Custodian fees	60,995
Trustees’ fees	35,377
Distribution fees – Class IA	6,582
Miscellaneous	41,488

Total expenses	11,269,019

NET INVESTMENT INCOME (LOSS)	10,656,873

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	72,232,317
Futures	18,102,815
Foreign currency transactions	(630)

Net realized gain (loss)	90,334,502

Change in unrealized appreciation (depreciation) on:
Investments	(36,792,731)
Futures	(8,294,158)
Foreign currency translations	1,438

Net change in unrealized appreciation (depreciation)	(45,085,451)

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,249,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,905,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014 (ad)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,656,873	$22,204,453
Net realized gain (loss) on investments, futures and foreign currency transactions	90,334,502	212,205,126
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(45,085,451)	51,947,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,905,924	286,357,398

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(36,581)
Class IB	—	(13,093,000)
Class K	—	(8,569,355)

	—	(21,698,936)

Distributions from net realized capital gains
Class IA	—	(223,135)
Class IB	—	(79,935,229)
Class K	—	(41,069,632)

	—	(121,227,996)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(142,926,932)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 18,269 and 53,818 shares, respectively ]	172,732	486,588
Capital shares issued in connection with merger (Note 9) [ 0 and 455,032 shares, respectively ]	—	4,192,472
Capital shares issued in reinvestment of dividends and distributions [ 0 and 28,034 shares, respectively ]	—	259,716
Capital shares repurchased [ (53,275) and (93,513) shares, respectively ]	(506,544)	(859,729)

Total Class IA transactions	(333,812)	4,079,047

Class IB
Capital shares sold [ 1,260,158 and 2,530,752 shares, respectively ]	11,852,339	22,803,440
Capital shares issued in connection with merger (Note 9) [ 0 and 2,605,119 shares, respectively ]	—	24,006,105
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,039,959 shares, respectively ]	—	93,028,229
Capital shares repurchased [ (13,185,572) and (33,673,110) shares, respectively ]	(124,508,987)	(302,629,724)

Total Class IB transactions	(112,656,648)	(162,791,950)

Class K
Capital shares sold [ 198,524 and 2,430,119 shares, respectively ]	1,865,557	21,528,190
Capital shares issued in connection with merger (Note 9) [ 0 and 61,392,015 shares, respectively ]	—	566,285,754
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,356,587 shares, respectively ]	—	49,638,987
Capital shares repurchased [ (5,253,676) and (15,972,016) shares, respectively ]	(49,556,517)	(145,879,150)

Total Class K transactions	(47,690,960)	491,573,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(160,681,420)	332,860,878

TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,775,496)	476,291,344
NET ASSETS:
Beginning of period	2,888,077,712	2,411,786,368

End of period (a)	$2,783,302,216	$2,888,077,712

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,166,420	$509,547

(ad)On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.25	$8.71	$6.92	$6.60	$7.22	$6.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.06	0.06	0.08	0.08	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.15	0.94	2.12	0.90	(0.38)	0.91

Total from investment operations	0.18	1.00	2.18	0.98	(0.30)	0.99

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.08)	(0.09)	(0.09)
Distributions from net realized gains	—	(0.40)	(0.35)	(0.58)	(0.23)	(0.56)

Total dividends and distributions	—	(0.46)	(0.39)	(0.66)	(0.32)	(0.65)

Net asset value, end of period	$9.43	$9.25	$8.71	$6.92	$6.60	$7.22

Total return (b)	1.95%	11.56%	31.62%	14.92%	(4.00)%	14.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,107	$5,337	$1,161	$906	$789	$450,116
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.89%	0.93%	0.96%	0.69%	0.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.89%	0.93%	0.96%	0.69%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.89%	0.93%	0.96%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.66%	0.71%	0.76%	1.08%	1.10%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.66%	0.71%	0.76%	1.09%	1.11%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.66%	0.71%	0.76%	1.08%	1.09%	1.18%
Portfolio turnover rate (z)^	15%	21%	46%	24%	29%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$9.26	$8.71	$6.92	$6.60	$7.22		$6.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.06	0.08	0.08		0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.14	0.94	2.12	0.90	(0.39)		0.90

Total from investment operations	0.17	1.01	2.18	0.98	(0.31)		0.97

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.08)	(0.08)		(0.07)
Distributions from net realized gains	—	(0.40)	(0.35)	(0.58)	(0.23)		(0.56)

Total dividends and distributions	—	(0.46)	(0.39)	(0.66)	(0.31)		(0.63)

Net asset value, end of period	$9.43	$9.26	$8.71	$6.92	$6.60		$7.22

Total return (b)	1.84%	11.68%	31.61%	14.92%	(4.24)%		14.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,828,346	$1,904,860	$1,953,737	$168,607	$161,281		$190,389
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.89%	0.93%	0.96%	0.94	%(c)	0.95%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.89%	0.93%	0.96%	0.94%		0.95%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.89%	0.93%	0.96%	0.95	%(c)	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.66%	0.79%	0.72%	1.08%	1.04%		0.94%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.66%	0.79%	0.72%	1.08%	1.05%		0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.66%	0.79%	0.72%	1.08%	1.04%		0.93%
Portfolio turnover rate (z)^	15%	21%	46%	24%	29%		24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.25	$8.71	$6.92	$6.60	$6.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.09	0.08	0.10	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.15	0.94	2.12	0.90	0.26

Total from investment operations	0.19	1.03	2.20	1.00	0.30

Less distributions:
Dividends from net investment income	—	(0.09)	(0.06)	(0.10)	(0.09)
Distributions from net realized gains	—	(0.40)	(0.35)	(0.58)	(0.10)

Total dividends and distributions	—	(0.49)	(0.41)	(0.68)	(0.19)

Net asset value, end of period	$9.44	$9.25	$8.71	$6.92	$6.60

Total return (b)	2.05%	11.84%	31.95%	15.21%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$949,849	$977,881	$456,889	$391,301	$395,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.64%	0.68%	0.71%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.63%	0.64%	0.68%	0.71%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.63%	0.64%	0.68%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.92%	1.00%	1.01%	1.33%	1.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	1.00%	1.01%	1.33%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	1.00%	1.01%	1.33%	1.73%
Portfolio turnover rate (z)^	15%	21%	46%	24%	29%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ad)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP GROWTH MANAGED PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	23.3%
Consumer Discretionary	17.9
Health Care	17.4
Industrials	8.5
Consumer Staples	6.4
Exchange Traded Funds	6.0
Investment Companies	5.9
Financials	4.9
Materials	3.0
Telecommunication Services	1.2
Energy	0.8
Utilities	0.0 #
Cash and Other	4.7

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,034.00	$4.27
Hypothetical (5% average return before expenses)	1,000.00	1,020.59	4.25
Class IB
Actual	1,000.00	1,034.40	4.28
Hypothetical (5% average return before expenses)	1,000.00	1,020.59	4.25
Class K
Actual	1,000.00	1,035.40	3.02
Hypothetical (5% average return before expenses)	1,000.00	1,021.83	3.00

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.9%)
Auto Components (0.5%)
BorgWarner, Inc.	98,595	$5,604,140
Delphi Automotive plc	197,313	16,789,363
Gentex Corp.	41,084	674,599
Johnson Controls, Inc.	40,053	1,983,825
Lear Corp.	16,441	1,845,667
Visteon Corp.*	12,464	1,308,471

		28,206,065

Automobiles (0.3%)
Harley-Davidson, Inc.	31,798	1,791,817
Tesla Motors, Inc.*	53,670	14,397,514
Thor Industries, Inc.	12,728	716,332

		16,905,663

Distributors (0.1%)
Genuine Parts Co.	39,491	3,535,629
LKQ Corp.*	84,959	2,569,585

		6,105,214

Diversified Consumer Services (0.3%)
H&R Block, Inc.	71,879	2,131,212
Service Corp. International	56,442	1,661,088
ServiceMaster Global Holdings, Inc.*	327,405	11,842,239

		15,634,539

Hotels, Restaurants & Leisure (2.7%)
Aramark	49,399	1,529,887
Brinker International, Inc.	17,075	984,374
Chipotle Mexican Grill, Inc.*	12,883	7,794,086
Choice Hotels International, Inc.	9,899	537,021
Darden Restaurants, Inc.	6,992	496,991
Domino’s Pizza, Inc.	15,416	1,748,174
Dunkin’ Brands Group, Inc.	26,879	1,478,345
Extended Stay America, Inc.	16,677	313,027
Hilton Worldwide Holdings, Inc.*	437,220	12,045,411
International Game Technology plc*	17,697	314,299
Las Vegas Sands Corp.	150,229	7,897,539
Marriott International, Inc., Class A	58,520	4,353,303
McDonald’s Corp.	267,709	25,451,095
MGM Resorts International*	233,394	4,259,441
Norwegian Cruise Line Holdings Ltd.*	33,724	1,889,893
Panera Bread Co., Class A*	7,073	1,236,148
Six Flags Entertainment Corp.	20,081	900,633
Starbucks Corp.	975,064	52,278,056
Starwood Hotels & Resorts Worldwide, Inc.	47,728	3,870,264
Wyndham Worldwide Corp.	33,528	2,746,278
Wynn Resorts Ltd.	26,228	2,587,917
Yum! Brands, Inc.	120,768	10,878,781

		145,590,963

Household Durables (0.6%)
D.R. Horton, Inc.	37,957	1,038,503
GoPro, Inc., Class A*	24,923	1,313,940

Harman International Industries, Inc.	63,143	7,510,228
Jarden Corp.*	168,383	8,713,820
Leggett & Platt, Inc.	38,482	1,873,304
Lennar Corp., Class A	19,040	971,802
Lennar Corp., Class B	1,063	45,837
Mohawk Industries, Inc.*	12,104	2,310,654
Newell Rubbermaid, Inc.	37,824	1,554,945
NVR, Inc.*	1,139	1,526,260
Tempur Sealy International, Inc.*	17,044	1,123,200
Toll Brothers, Inc.*	17,119	653,775
Tupperware Brands Corp.	13,170	849,992
Whirlpool Corp.	1,670	288,993

		29,775,253

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	195,042	84,665,782
Expedia, Inc.	27,468	3,003,626
Groupon, Inc.*	138,321	695,754
HomeAway, Inc.*	8,511	264,862
JD.com, Inc. (ADR)*	66,300	2,260,830
Liberty Interactive Corp. QVC Group*	56,228	1,560,327
Liberty Ventures*	39,581	1,554,346
Netflix, Inc.*	22,502	14,782,464
Priceline Group, Inc.*	28,314	32,599,890
TripAdvisor, Inc.*	31,326	2,729,748
Vipshop Holdings Ltd. (ADR)*	205,100	4,563,475

		148,681,104

Leisure Products (0.1%)
Brunswick Corp.	19,082	970,510
Hasbro, Inc.	25,263	1,889,420
Polaris Industries, Inc.	18,562	2,749,218
Vista Outdoor, Inc.*	2,319	104,123

		5,713,271

Media (4.9%)
AMC Networks, Inc., Class A*	16,731	1,369,432
Cablevision Systems Corp. – New York Group, Class A	8,145	194,991
CBS Corp. (Non-Voting), Class B	137,453	7,628,642
Charter Communications, Inc., Class A*	20,935	3,585,119
Cinemark Holdings, Inc.	188,951	7,590,162
Clear Channel Outdoor Holdings, Inc., Class A	3,953	40,044
Comcast Corp., Class A	895,378	53,828,806
DIRECTV*	132,026	12,250,693
Discovery Communications, Inc., Class A*	39,572	1,316,165
Discovery Communications, Inc., Class C*	69,691	2,165,996
DISH Network Corp., Class A*	40,907	2,769,813
Interpublic Group of Cos., Inc.	115,022	2,216,474
Liberty Global plc*	194,926	9,869,103
Lions Gate Entertainment Corp.	26,507	982,084
Live Nation Entertainment, Inc.*	40,672	1,118,073
Madison Square Garden Co., Class A*	17,172	1,433,690
Morningstar, Inc.	5,290	420,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Omnicom Group, Inc.	68,236	$4,741,720
Regal Entertainment Group, Class A	23,117	483,376
Scripps Networks Interactive, Inc., Class A	25,528	1,668,765
Sirius XM Holdings, Inc.*	641,938	2,394,429
Starz, Class A*	24,090	1,077,305
Time Warner Cable, Inc.	78,953	14,067,056
Time Warner, Inc.	211,329	18,472,268
Twenty-First Century Fox, Inc., Class A	238,044	7,747,142
Twenty-First Century Fox, Inc., Class B	91,441	2,946,229
Viacom, Inc., Class A	2,884	187,085
Viacom, Inc., Class B	96,802	6,257,281
Walt Disney Co.	816,459	93,190,630

		262,013,393

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	793	83,416
Dollar General Corp.	84,823	6,594,140
Dollar Tree, Inc.*	257,736	20,358,567
Family Dollar Stores, Inc.	25,339	1,996,966
Macy’s, Inc.	68,789	4,641,194
Nordstrom, Inc.	39,201	2,920,474
Sears Holdings Corp.*	385	10,279
Target Corp.	14,801	1,208,206

		37,813,242

Specialty Retail (3.2%)
Aaron’s, Inc.	2,916	105,588
Advance Auto Parts, Inc.	20,433	3,254,772
AutoNation, Inc.*	20,349	1,281,580
AutoZone, Inc.*	17,311	11,544,706
Bed Bath & Beyond, Inc.*	47,846	3,300,417
Cabela’s, Inc.*	1,452	72,571
CarMax, Inc.*	117,469	7,777,622
CST Brands, Inc.	17,513	684,058
Dick’s Sporting Goods, Inc.	17,706	916,640
DSW, Inc., Class A	1,229	41,012
Foot Locker, Inc.	33,787	2,264,067
Gap, Inc.	66,557	2,540,481
GNC Holdings, Inc., Class A	24,187	1,075,838
Home Depot, Inc.	491,825	54,656,512
L Brands, Inc.	69,113	5,925,057
Lowe’s Cos., Inc.	355,411	23,801,875
Michaels Cos., Inc.*	17,505	471,059
Murphy USA, Inc.*	772	43,093
Office Depot, Inc.*	27,062	234,357
O’Reilly Automotive, Inc.*	28,206	6,373,992
Penske Automotive Group, Inc.	4,459	232,358
Ross Stores, Inc.	168,644	8,197,785
Sally Beauty Holdings, Inc.*	44,039	1,390,752
Signet Jewelers Ltd.	22,421	2,875,269
Tiffany & Co.	23,787	2,183,647
TJX Cos., Inc.	190,133	12,581,101
Tractor Supply Co.	96,846	8,710,329
Ulta Salon Cosmetics & Fragrance, Inc.*	17,944	2,771,451
Urban Outfitters, Inc.*	27,302	955,570
Williams-Sonoma, Inc.	25,555	2,102,410

		168,365,969

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	76,224	8,102,611
Coach, Inc.	10,804	373,926
Fossil Group, Inc.*	9,605	666,203
Hanesbrands, Inc.	267,584	8,915,899
Kate Spade & Co.*	35,654	767,987
lululemon athletica, Inc.*	31,157	2,034,552
Michael Kors Holdings Ltd.*	55,466	2,334,564
NIKE, Inc., Class B	432,711	46,741,442
Ralph Lauren Corp.	919	121,639
Skechers USA, Inc., Class A*	11,428	1,254,680
Under Armour, Inc., Class A*	148,182	12,364,306
VF Corp.	94,398	6,583,317

		90,261,126

Total Consumer Discretionary		955,065,802

Consumer Staples (6.4%)
Beverages (2.1%)
Brown-Forman Corp., Class A	7,103	791,416
Brown-Forman Corp., Class B	32,751	3,280,995
Coca-Cola Co.	1,095,184	42,964,068
Coca-Cola Enterprises, Inc.	65,072	2,826,728
Constellation Brands, Inc., Class A	105,976	12,295,336
Dr. Pepper Snapple Group, Inc.	53,550	3,903,795
Monster Beverage Corp.*	41,785	5,600,026
PepsiCo, Inc.	412,254	38,479,788

		110,142,152

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	136,773	18,472,561
CVS Health Corp.	438,919	46,033,825
Kroger Co.	136,911	9,927,417
Rite Aid Corp.*	164,050	1,369,818
Sprouts Farmers Market, Inc.*	92,279	2,489,687
Sysco Corp.	51,741	1,867,850
Walgreens Boots Alliance, Inc.	91,657	7,739,517
Whole Foods Market, Inc.	91,661	3,615,110

		91,515,785

Food Products (1.0%)
Campbell Soup Co.	28,644	1,364,887
ConAgra Foods, Inc.	16,222	709,226
Flowers Foods, Inc.	43,309	915,985
General Mills, Inc.	166,485	9,276,544
Hain Celestial Group, Inc.*	28,656	1,887,284
Hershey Co.	40,593	3,605,876
Hormel Foods Corp.	37,374	2,106,772
Ingredion, Inc.	2,449	195,455
Kellogg Co.	62,775	3,935,992
Keurig Green Mountain, Inc.	36,094	2,765,883
Kraft Foods Group, Inc.	165,326	14,075,856
McCormick & Co., Inc. (Non-Voting)	35,690	2,889,106
Mead Johnson Nutrition Co.	56,572	5,103,926
Pilgrim’s Pride Corp.	2,082	47,824
Tyson Foods, Inc., Class A	4,199	179,003
WhiteWave Foods Co.*	48,910	2,390,721

		51,450,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.5%)
Church & Dwight Co., Inc.	36,553	$2,965,545
Clorox Co.	29,054	3,022,197
Colgate-Palmolive Co.	221,567	14,492,697
Kimberly-Clark Corp.	80,642	8,545,633
Spectrum Brands Holdings, Inc.	7,059	719,947

		29,746,019

Personal Products (0.2%)
Coty, Inc., Class A*	23,233	742,759
Estee Lauder Cos., Inc., Class A	82,287	7,130,991
Herbalife Ltd.*	17,450	961,321
Nu Skin Enterprises, Inc., Class A	3,439	162,080

		8,997,151

Tobacco (0.9%)
Altria Group, Inc.	516,844	25,278,840
Philip Morris International, Inc.	215,469	17,274,150
Reynolds American, Inc.	115,310	8,609,026

		51,162,016

Total Consumer Staples		343,013,463

Energy (0.8%)
Energy Equipment & Services (0.2%)
Dresser-Rand Group, Inc.*	21,486	1,830,177
FMC Technologies, Inc.*	41,985	1,741,958
Oceaneering International, Inc.	4,827	224,890
RPC, Inc.	2,006	27,743
Schlumberger Ltd.	42,910	3,698,413

		7,523,181

Oil, Gas & Consumable Fuels (0.6%)
Cabot Oil & Gas Corp.	115,518	3,643,438
Cheniere Energy, Inc.*	64,690	4,480,429
Concho Resources, Inc.*	8,300	945,038
Continental Resources, Inc.*	30,276	1,283,400
CVR Energy, Inc.	1,605	60,412
EOG Resources, Inc.	13,185	1,154,347
EQT Corp.	26,580	2,162,017
HollyFrontier Corp.	8,103	345,917
Marathon Petroleum Corp.	11,380	595,288
Memorial Resource Development Corp.*	23,061	437,467
ONEOK, Inc.	26,238	1,035,876
Pioneer Natural Resources Co.	10,298	1,428,230
Range Resources Corp.	29,340	1,448,809
Targa Resources Corp.	7,636	681,284
Teekay Corp.	5,056	216,498
Tesoro Corp.	2,144	180,975
Williams Cos., Inc.	209,181	12,004,898
World Fuel Services Corp.	3,649	174,969

		32,279,292

Total Energy		39,802,473

Financials (4.9%)
Banks (0.1%)
Signature Bank/New York*	12,978	1,899,850
SVB Financial Group*	8,988	1,294,092

		3,193,942

Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	51,482	11,253,965
Ameriprise Financial, Inc.	42,199	5,271,921
Artisan Partners Asset Management, Inc., Class A	9,915	460,651
Bank of New York Mellon Corp.	33,830	1,419,845
BlackRock, Inc.	17,643	6,104,125
Charles Schwab Corp.	767,408	25,055,871
Eaton Vance Corp.	32,668	1,278,299
Federated Investors, Inc., Class B	26,179	876,735
Interactive Brokers Group, Inc., Class A	1,399	58,142
Invesco Ltd.	15,037	563,737
Lazard Ltd., Class A	35,194	1,979,311
Legg Mason, Inc.	8,921	459,699
LPL Financial Holdings, Inc.	23,028	1,070,572
Morgan Stanley	168,300	6,528,357
NorthStar Asset Management Group, Inc.	54,139	1,001,030
Raymond James Financial, Inc.	126,245	7,521,677
SEI Investments Co.	237,072	11,623,640
State Street Corp.	44,900	3,457,300
T. Rowe Price Group, Inc.	72,781	5,657,267
TD Ameritrade Holding Corp.	137,019	5,045,040
Waddell & Reed Financial, Inc., Class A	22,079	1,044,558

		97,731,742

Consumer Finance (0.1%)
Ally Financial, Inc.*	9,952	223,223
American Express Co.	46,823	3,639,084
Credit Acceptance Corp.*	2,374	584,431
Santander Consumer USA Holdings, Inc.*	1,541	39,403
SLM Corp.*	109,381	1,079,591

		5,565,732

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	33,764	4,595,618
CBOE Holdings, Inc.	23,344	1,335,744
Intercontinental Exchange, Inc.	56,772	12,694,787
Leucadia National Corp.	12,298	298,595
McGraw Hill Financial, Inc.	182,583	18,340,462
Moody’s Corp.	49,579	5,352,549
MSCI, Inc.	31,400	1,932,670

		44,550,425

Insurance (0.3%)
AmTrust Financial Services, Inc.	600	39,306
Aon plc	78,717	7,846,511
Arthur J. Gallagher & Co.	26,034	1,231,408
Erie Indemnity Co., Class A	6,781	556,517
Markel Corp.*	402	321,873
Marsh & McLennan Cos., Inc.	89,820	5,092,794

		15,088,409

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	204,310	19,060,080
Bluerock Residential Growth REIT, Inc. (REIT)	131,640	1,666,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Properties, Inc. (REIT)	39,119	$4,734,964
Columbia Property Trust, Inc. (REIT)	4,262	104,632
Crown Castle International Corp. (REIT)	147,444	11,839,753
Digital Realty Trust, Inc. (REIT)	21,771	1,451,690
Empire State Realty Trust, Inc. (REIT), Class A	14,656	250,031
Equinix, Inc. (REIT)	15,899	4,038,346
Equity LifeStyle Properties, Inc. (REIT)	23,529	1,237,155
Extra Space Storage, Inc. (REIT)	32,537	2,122,063
Federal Realty Investment Trust (REIT)	19,183	2,457,150
Gaming and Leisure Properties, Inc. (REIT)	3,351	122,848
Health Care REIT, Inc. (REIT)	44,166	2,898,615
Healthcare Trust of America, Inc. (REIT), Class A	3,427	82,077
Iron Mountain, Inc. (REIT)	23,053	714,643
Lamar Advertising Co. (REIT), Class A	22,619	1,300,140
Omega Healthcare Investors, Inc. (REIT)	13,882	476,569
Plum Creek Timber Co., Inc. (REIT)	20,111	815,903
Post Properties, Inc. (REIT)	5,139	279,407
Public Storage (REIT)	36,934	6,809,522
Simon Property Group, Inc. (REIT)	86,936	15,041,667
Tanger Factory Outlet Centers, Inc. (REIT)	26,767	848,514
Taubman Centers, Inc. (REIT)	6,405	445,148
Weyerhaeuser Co. (REIT)	12,436	391,734

		79,189,213

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	253,277	9,371,249
Howard Hughes Corp.*	24,151	3,466,634
Jones Lang LaSalle, Inc.	9,123	1,560,033
Realogy Holdings Corp.*	14,897	695,988

		15,093,904

Total Financials		260,413,367

Health Care (17.4%)
Biotechnology (6.3%)
Agios Pharmaceuticals, Inc.*	7,217	802,097
Alexion Pharmaceuticals, Inc.*	115,540	20,886,166
Alkermes plc*	34,372	2,211,494
Alnylam Pharmaceuticals, Inc.*	19,952	2,391,646
Amgen, Inc.	212,355	32,600,740
Biogen, Inc.*	179,060	72,329,496
BioMarin Pharmaceutical, Inc.*	70,682	9,667,884
Bluebird Bio, Inc.*	9,169	1,543,785
Celgene Corp.*	466,103	53,944,431
Gilead Sciences, Inc.	560,181	65,585,991
Incyte Corp.*	83,296	8,680,276
Intercept Pharmaceuticals, Inc.*	4,455	1,075,348
Intrexon Corp.*	12,930	630,984
Isis Pharmaceuticals, Inc.*	33,436	1,924,242
Juno Therapeutics, Inc.*	3,331	177,642

Medivation, Inc.*	69,619	7,950,490
OPKO Health, Inc.*	65,579	1,054,510
Puma Biotechnology, Inc.*	6,986	815,616
Receptos, Inc.*	8,814	1,675,101
Regeneron Pharmaceuticals, Inc.*	30,607	15,613,549
Seattle Genetics, Inc.*	26,506	1,282,890
United Therapeutics Corp.*	12,910	2,245,695
Vertex Pharmaceuticals, Inc.*	249,769	30,841,476

		335,931,549

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	50,943	2,687,243
Align Technology, Inc.*	72,427	4,541,897
Baxter International, Inc.	96,525	6,749,993
Becton, Dickinson and Co.	58,481	8,283,834
Boston Scientific Corp.*	29,207	516,964
C.R. Bard, Inc.	20,704	3,534,173
Cooper Cos., Inc.	9,199	1,637,146
DENTSPLY International, Inc.	9,997	515,345
DexCom, Inc.*	22,148	1,771,397
Edwards Lifesciences Corp.*	30,041	4,278,740
Hill-Rom Holdings, Inc.	14,544	790,175
Hologic, Inc.*	68,676	2,613,809
IDEXX Laboratories, Inc.*	26,140	1,676,620
Intuitive Surgical, Inc.*	23,695	11,480,227
ResMed, Inc.	39,359	2,218,667
Sirona Dental Systems, Inc.*	15,517	1,558,217
St. Jude Medical, Inc.	44,292	3,236,416
Stryker Corp.	47,829	4,571,018
Varian Medical Systems, Inc.*	27,873	2,350,530
Zimmer Biomet Holdings, Inc.	2,951	322,338

		65,334,749

Health Care Providers & Services (4.1%)
Acadia Healthcare Co., Inc.*	14,436	1,130,772
Aetna, Inc.	23,993	3,058,148
AmerisourceBergen Corp.	61,316	6,520,343
Anthem, Inc.	46,440	7,622,661
Brookdale Senior Living, Inc.*	11,109	385,482
Cardinal Health, Inc.	83,530	6,987,284
Catamaran Corp.*	32,883	2,008,494
Centene Corp.*	33,212	2,670,245
Cigna Corp.	94,682	15,338,484
Community Health Systems, Inc.*	112,280	7,070,272
DaVita HealthCare Partners, Inc.*	14,191	1,127,759
Envision Healthcare Holdings, Inc.*	225,960	8,920,901
Express Scripts Holding Co.*	171,098	15,217,456
HCA Holdings, Inc.*	272,546	24,725,373
Health Net, Inc.*	3,555	227,947
Henry Schein, Inc.*	23,355	3,319,213
Humana, Inc.	62,838	12,019,653
Laboratory Corp. of America Holdings*	9,282	1,125,164
LifePoint Health, Inc.*	1,213	105,470
McKesson Corp.	153,230	34,447,636
MEDNAX, Inc.*	15,073	1,117,060
Omnicare, Inc.	9,174	864,649
Patterson Cos., Inc.	13,155	639,991
Premier, Inc., Class A*	10,506	404,061
Tenet Healthcare Corp.*	27,713	1,604,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

UnitedHealth Group, Inc.	461,194	$56,265,668
Universal Health Services, Inc., Class B	4,616	655,934
VCA, Inc.*	21,640	1,177,324

		216,757,472

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	15,710	214,913
athenahealth, Inc.*	10,768	1,233,797
Cerner Corp.*	83,694	5,779,907
IMS Health Holdings, Inc.*	37,332	1,144,226
Inovalon Holdings, Inc., Class A*	7,083	197,616
Veeva Systems, Inc., Class A*	19,835	555,975

		9,126,434

Life Sciences Tools & Services (0.6%)
Bio-Techne Corp.	4,286	422,042
Bruker Corp.*	31,010	632,914
Charles River Laboratories International, Inc.*	13,228	930,458
Illumina, Inc.*	89,752	19,598,247
Mettler-Toledo International, Inc.*	7,812	2,667,486
PerkinElmer, Inc.	4,901	257,989
Quintiles Transnational Holdings, Inc.*	20,943	1,520,671
Thermo Fisher Scientific, Inc.	37,466	4,861,588
VWR Corp.*	3,997	106,840
Waters Corp.*	23,096	2,965,064

		33,963,299

Pharmaceuticals (5.0%)
AbbVie, Inc.	507,317	34,086,629
Akorn, Inc.*	21,893	955,848
Allergan plc*	156,303	47,431,708
Bristol-Myers Squibb Co.	627,358	41,744,401
Catalent, Inc.*	138,182	4,052,878
Eli Lilly & Co.	317,406	26,500,227
Endo International plc*	106,063	8,447,918
Hospira, Inc.*	37,640	3,339,045
Jazz Pharmaceuticals plc*	17,056	3,003,050
Johnson & Johnson	99,910	9,737,229
Mallinckrodt plc*	12,873	1,515,410
Merck & Co., Inc.	89,954	5,121,081
Mylan N.V.*	99,536	6,754,513
Novartis AG (Registered)	165,955	16,356,761
Pacira Pharmaceuticals, Inc.*	156,278	11,051,980
Perrigo Co. plc	21,578	3,988,262
Shire plc (ADR)	25,960	6,269,080
Valeant Pharmaceuticals International, Inc.*	100,673	22,364,507
Zoetis, Inc.	295,428	14,245,538

		266,966,065

Total Health Care		928,079,568

Industrials (8.5%)
Aerospace & Defense (2.1%)
B/E Aerospace, Inc.	29,652	1,627,895
Boeing Co.	358,786	49,770,794
General Dynamics Corp.	24,917	3,530,490

Hexcel Corp.	26,915	1,338,752
Honeywell International, Inc.	218,327	22,262,804
Huntington Ingalls Industries, Inc.	13,584	1,529,423
Lockheed Martin Corp.	54,415	10,115,748
Northrop Grumman Corp.	16,454	2,610,098
Precision Castparts Corp.	29,812	5,958,524
Rockwell Collins, Inc.	36,943	3,411,686
Spirit AeroSystems Holdings, Inc., Class A*	36,511	2,012,121
Textron, Inc.	17,603	785,622
TransDigm Group, Inc.*	14,882	3,343,539
United Technologies Corp.	22,874	2,537,413

		110,834,909

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	40,732	2,541,269
Expeditors International of Washington, Inc.	53,587	2,470,629
FedEx Corp.	53,690	9,148,776
United Parcel Service, Inc., Class B	195,939	18,988,449

		33,149,123

Airlines (0.9%)
Alaska Air Group, Inc.	36,207	2,332,817
American Airlines Group, Inc.	355,996	14,216,700
Delta Air Lines, Inc.	344,675	14,159,249
JetBlue Airways Corp.*	32,635	677,503
Southwest Airlines Co.	186,652	6,176,315
Spirit Airlines, Inc.*	20,385	1,265,908
United Continental Holdings, Inc.*	150,494	7,977,687

		46,806,179

Building Products (0.2%)
A.O. Smith Corp.	20,734	1,492,433
Allegion plc	26,723	1,607,121
Armstrong World Industries, Inc.*	6,868	365,927
Fortune Brands Home & Security, Inc.	15,584	714,059
Lennox International, Inc.	11,299	1,216,789
Masco Corp.	97,362	2,596,645
USG Corp.*	25,287	702,726

		8,695,700

Commercial Services & Supplies (0.3%)
Cintas Corp.	26,646	2,253,985
Clean Harbors, Inc.*	11,077	595,278
Copart, Inc.*	35,337	1,253,757
Covanta Holding Corp.	31,963	677,296
KAR Auction Services, Inc.	13,304	497,570
Pitney Bowes, Inc.	21,800	453,658
R.R. Donnelley & Sons Co.	30,587	533,131
Rollins, Inc.	26,516	756,501
Stericycle, Inc.*	23,754	3,180,898
Tyco International plc	102,776	3,954,821
Waste Management, Inc.	10,741	497,845

		14,654,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.0%)
AECOM*	5,544	$183,396
Quanta Services, Inc.*	11,309	325,925

		509,321

Electrical Equipment (0.3%)
Acuity Brands, Inc.	12,131	2,183,337
AMETEK, Inc.	67,456	3,695,240
Babcock & Wilcox Co.	5,947	195,062
Emerson Electric Co.	128,605	7,128,575
Hubbell, Inc., Class B	2,133	230,961
Regal Beloit Corp.	664	48,200
Rockwell Automation, Inc.	37,588	4,684,968
SolarCity Corp.*	16,520	884,646

		19,050,989

Industrial Conglomerates (1.1%)
3M Co.	177,169	27,337,177
Carlisle Cos., Inc.	90,513	9,062,161
Danaher Corp.	188,541	16,137,224
Roper Technologies, Inc.	43,547	7,510,116

		60,046,678

Machinery (1.2%)
Allison Transmission Holdings, Inc.	27,248	797,276
Caterpillar, Inc.	29,336	2,488,280
Cummins, Inc.	37,677	4,942,846
Deere & Co.	16,785	1,628,984
Donaldson Co., Inc.	34,324	1,228,799
Flowserve Corp.	66,599	3,507,103
Graco, Inc.	16,458	1,169,012
IDEX Corp.	19,854	1,560,127
Illinois Tool Works, Inc.	83,571	7,670,982
Ingersoll-Rand plc	5,176	348,966
Lincoln Electric Holdings, Inc.	19,444	1,183,945
Middleby Corp.*	16,012	1,797,027
Nordson Corp.	16,991	1,323,429
PACCAR, Inc.	89,581	5,716,164
Pall Corp.	29,804	3,709,108
Parker-Hannifin Corp.	17,546	2,041,126
Proto Labs, Inc.*	36,671	2,474,559
Snap-on, Inc.	16,226	2,583,991
Stanley Black & Decker, Inc.	3,950	415,698
Toro Co.	15,548	1,053,843
Valmont Industries, Inc.	406	48,261
WABCO Holdings, Inc.*	15,243	1,885,864
Wabtec Corp.	130,775	12,324,236

		61,899,626

Professional Services (0.3%)
Dun & Bradstreet Corp.	2,979	363,438
Equifax, Inc.	33,238	3,227,077
IHS, Inc., Class A*	23,449	3,016,245
Nielsen N.V.	70,827	3,170,925
Robert Half International, Inc.	37,727	2,093,848
Towers Watson & Co., Class A	3,447	433,633
Verisk Analytics, Inc., Class A*	47,221	3,435,800

		15,740,966

Road & Rail (1.3%)
AMERCO	977	319,391
Avis Budget Group, Inc.*	29,556	1,302,828
Canadian Pacific Railway Ltd.	113,350	18,162,071
CSX Corp.	71,192	2,324,419
Genesee & Wyoming, Inc., Class A*	5,782	440,473
Hertz Global Holdings, Inc.*	113,363	2,054,138
J.B. Hunt Transport Services, Inc.	41,414	3,399,675
Landstar System, Inc.	12,404	829,455
Old Dominion Freight Line, Inc.*	118,274	8,114,188
Union Pacific Corp.	334,378	31,889,630

		68,836,268

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,676	56,816
Fastenal Co.	82,101	3,463,020
HD Supply Holdings, Inc.*	47,608	1,674,850
MSC Industrial Direct Co., Inc., Class A	4,082	284,801
United Rentals, Inc.*	27,084	2,373,100
W.W. Grainger, Inc.	18,691	4,423,225
Watsco, Inc.	7,271	899,714

		13,175,526

Total Industrials		453,400,025

Information Technology (23.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	9,416	769,664
ARRIS Group, Inc.*	6,344	194,126
CommScope Holding Co., Inc.*	13,021	397,271
F5 Networks, Inc.*	20,091	2,417,952
Harris Corp.	5,915	454,923
Juniper Networks, Inc.	19,519	506,909
Motorola Solutions, Inc.	58,915	3,378,186
Palo Alto Networks, Inc.*	59,152	10,333,854
QUALCOMM, Inc.	69,205	4,334,309

		22,787,194

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	86,281	5,001,710
CDW Corp.	36,835	1,262,704
Cognex Corp.	144,635	6,956,944
FLIR Systems, Inc.	24,695	761,100
Ingram Micro, Inc., Class A*	2,445	61,198
IPG Photonics Corp.*	9,650	821,939
Jabil Circuit, Inc.	10,066	214,305
Keysight Technologies, Inc.*	39,696	1,238,118
National Instruments Corp.	6,909	203,539
TE Connectivity Ltd.	92,520	5,949,036
Trimble Navigation Ltd.*	3,841	90,110
Zebra Technologies Corp., Class A*	14,447	1,604,339

		24,165,042

Internet Software & Services (6.5%)
58.com, Inc. (ADR)*	11,600	743,096
Akamai Technologies, Inc.*	187,741	13,108,077
Alibaba Group Holding Ltd. (ADR)*	174,918	14,390,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Baidu, Inc. (ADR)*	34,064	$6,781,461
CoStar Group, Inc.*	9,052	1,821,805
eBay, Inc.*	339,294	20,439,071
Facebook, Inc., Class A*	1,372,154	117,682,788
GoDaddy, Inc., Class A*	6,592	185,828
Google, Inc., Class A*	118,633	64,066,565
Google, Inc., Class C*	123,675	64,374,074
IAC/InterActiveCorp	20,524	1,634,942
LendingClub Corp.*	18,645	275,014
LinkedIn Corp., Class A*	131,896	27,253,670
Pandora Media, Inc.*	104,952	1,630,954
Rackspace Hosting, Inc.*	34,393	1,279,076
Tencent Holdings Ltd.	229,300	4,576,209
Twitter, Inc.*	157,855	5,717,508
VeriSign, Inc.*	28,893	1,783,276
Yelp, Inc.*	18,140	780,564
Zillow Group, Inc., Class A*	7,348	637,366

		349,161,848

IT Services (4.7%)
Accenture plc, Class A	175,436	16,978,696
Alliance Data Systems Corp.*	46,270	13,508,064
Automatic Data Processing, Inc.	105,302	8,448,379
Black Knight Financial Services, Inc., Class A*	5,071	156,542
Booz Allen Hamilton Holding Corp.	26,304	663,913
Broadridge Financial Solutions, Inc.	33,481	1,674,385
Cognizant Technology Solutions Corp., Class A*	170,515	10,416,761
CoreLogic, Inc.*	11,313	449,013
DST Systems, Inc.	7,924	998,266
EPAM Systems, Inc.*	39,350	2,802,901
Fidelity National Information Services, Inc.	34,122	2,108,740
Fiserv, Inc.*	100,528	8,326,734
FleetCor Technologies, Inc.*	25,641	4,001,534
Gartner, Inc.*	23,189	1,989,152
Genpact Ltd.*	44,431	947,713
Global Payments, Inc.	18,513	1,915,170
International Business Machines Corp.	140,755	22,895,208
Jack Henry & Associates, Inc.	22,957	1,485,318
Leidos Holdings, Inc.	1,603	64,713
MasterCard, Inc., Class A	407,809	38,121,985
Paychex, Inc.	79,019	3,704,411
Sabre Corp.	31,741	755,436
Teradata Corp.*	29,468	1,090,316
Total System Services, Inc.	46,149	1,927,644
Vantiv, Inc., Class A*	171,118	6,534,996
VeriFone Systems, Inc.*	31,768	1,078,841
Visa, Inc., Class A	1,375,525	92,366,504
Western Union Co.	144,203	2,931,647
WEX, Inc.*	10,795	1,230,306

		249,573,288

Semiconductors & Semiconductor Equipment (1.6%)
Altera Corp.	26,153	1,339,034
Analog Devices, Inc.	80,128	5,143,016
Applied Materials, Inc.	203,636	3,913,884
ASML Holding N.V. (N.Y. Shares)	177,780	18,512,231

Atmel Corp.	116,572	1,148,817
Avago Technologies Ltd.	71,664	9,526,295
Broadcom Corp., Class A	11,264	579,983
Freescale Semiconductor Ltd.*	28,286	1,130,591
Intel Corp.	92,749	2,820,961
KLA-Tencor Corp.	44,666	2,510,676
Lam Research Corp.	31,573	2,568,464
Linear Technology Corp.	66,882	2,958,191
Maxim Integrated Products, Inc.	27,366	946,179
Microchip Technology, Inc.	56,508	2,679,892
Micron Technology, Inc.*	23,864	449,598
ON Semiconductor Corp.*	110,646	1,293,452
Qorvo, Inc.*	41,737	3,350,229
Skyworks Solutions, Inc.	53,373	5,556,129
SunEdison, Inc.*	70,002	2,093,760
SunPower Corp.*	1,074	30,512
Texas Instruments, Inc.	290,568	14,967,158
Xilinx, Inc.	16,689	736,986

		84,256,038

Software (4.3%)
Adobe Systems, Inc.*	139,723	11,318,960
ANSYS, Inc.*	4,739	432,386
Autodesk, Inc.*	47,242	2,365,643
Cadence Design Systems, Inc.*	81,743	1,607,067
CDK Global, Inc.	44,776	2,417,008
Citrix Systems, Inc.*	44,768	3,140,923
CyberArk Software Ltd.*	52,430	3,293,653
Electronic Arts, Inc.*	234,603	15,601,100
FactSet Research Systems, Inc.	11,666	1,895,842
FireEye, Inc.*	38,529	1,884,453
Fortinet, Inc.*	39,887	1,648,530
Informatica Corp.*	29,246	1,417,554
Intuit, Inc.	77,075	7,766,848
King Digital Entertainment plc	22,453	319,955
Microsoft Corp.	1,524,267	67,296,388
Mobileye N.V.*	109,740	5,834,876
NetSuite, Inc.*	35,570	3,263,548
Oracle Corp.	530,956	21,397,527
PTC, Inc.*	32,205	1,321,049
Red Hat, Inc.*	82,270	6,246,761
Salesforce.com, Inc.*	413,125	28,765,894
ServiceNow, Inc.*	152,694	11,346,691
SolarWinds, Inc.*	18,628	859,310
Solera Holdings, Inc.	18,680	832,381
Splunk, Inc.*	93,650	6,519,913
SS&C Technologies Holdings, Inc.	17,866	1,116,625
Synopsys, Inc.*	3,162	160,155
Tableau Software, Inc., Class A*	59,800	6,894,940
Ultimate Software Group, Inc.*	7,983	1,311,926
VMware, Inc., Class A*	22,883	1,961,988
Workday, Inc., Class A*	115,805	8,846,344

		229,086,238

Technology Hardware, Storage & Peripherals (5.3%)
3D Systems Corp.*	11,460	223,699
Apple, Inc.	2,250,455	282,263,318
EMC Corp.	44,478	1,173,775
NetApp, Inc.	26,122	824,410

		284,485,202

Total Information Technology		1,243,514,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (3.0%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	49,366	$6,754,750
Airgas, Inc.	4,271	451,786
Ashland, Inc.	20,393	2,485,907
Axalta Coating Systems Ltd.*	257,671	8,523,757
Celanese Corp.	3,039	218,443
CF Industries Holdings, Inc.	65,731	4,225,189
Cytec Industries, Inc.	1,954	118,276
Dow Chemical Co.	42,182	2,158,453
E.I. du Pont de Nemours & Co.	116,807	7,469,808
Eastman Chemical Co.	10,339	845,937
Ecolab, Inc.	73,738	8,337,556
FMC Corp.	27,002	1,418,955
Huntsman Corp.	36,281	800,722
International Flavors & Fragrances, Inc.	22,592	2,469,080
LyondellBasell Industries N.V., Class A	107,451	11,123,327
Monsanto Co.	132,974	14,173,699
NewMarket Corp.	2,375	1,054,239
Platform Specialty Products Corp.*	5,493	140,511
PPG Industries, Inc.	75,927	8,710,345
Praxair, Inc.	67,077	8,019,055
RPM International, Inc.	37,209	1,822,125
Scotts Miracle-Gro Co., Class A	11,312	669,783
Sherwin-Williams Co.	132,157	36,345,818
Sigma-Aldrich Corp.	13,001	1,811,689
Valspar Corp.	22,693	1,856,741
W.R. Grace & Co.*	20,324	2,038,497

		134,044,448

Construction Materials (0.2%)
Eagle Materials, Inc.	14,030	1,070,910
Martin Marietta Materials, Inc.	14,322	2,026,706
Vulcan Materials Co.	63,044	5,291,283

		8,388,899

Containers & Packaging (0.2%)
AptarGroup, Inc.	3,235	206,296
Avery Dennison Corp.	23,643	1,440,804
Ball Corp.	38,503	2,700,985
Bemis Co., Inc.	2,967	133,545
Crown Holdings, Inc.*	17,110	905,290
Graphic Packaging Holding Co.	53,008	738,401
Owens-Illinois, Inc.*	2,838	65,104
Packaging Corp. of America	27,345	1,708,789
Rock-Tenn Co., Class A	7,513	452,283
Sealed Air Corp.	58,624	3,012,101
Silgan Holdings, Inc.	11,343	598,457

		11,962,055

Metals & Mining (0.0%)
Compass Minerals International, Inc.	9,403	772,363
Royal Gold, Inc.	960	59,126
Southern Copper Corp.	10,424	306,570
Steel Dynamics, Inc.	7,497	155,300

Tahoe Resources, Inc.	5,732	69,529

		1,362,888

Paper & Forest Products (0.1%)
International Paper Co.	111,682	5,314,946

Total Materials		161,073,236

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
Level 3 Communications, Inc.*	112,873	5,945,021
Verizon Communications, Inc.	1,057,085	49,270,732
Zayo Group Holdings, Inc.*	34,681	891,995

		56,107,748

Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	83,718	9,625,059

Total Telecommunication Services		65,732,807

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	15,996	514,751

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	12,064	217,031
TerraForm Power, Inc., Class A*	743	28,219

		245,250

Multi-Utilities (0.0%)
Dominion Resources, Inc.	8,288	554,219

Total Utilities		1,314,220

Total Common Stocks (83.4%) (Cost $3,097,587,290)		4,451,409,811

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.0%)
iShares® Core S&P 500 ETF	5,579	1,156,080
iShares® Morningstar Large-Cap ETF	10,023	1,209,375
iShares® Morningstar Large-Cap Growth ETF‡	612,065	72,609,271
iShares® Morningstar Large-Cap Value ETF	25,268	2,120,238
iShares® Russell 1000 ETF	3,225	374,229
iShares® Russell 1000 Growth ETF	1,012,773	100,274,655
iShares® Russell 1000 Value ETF	52,290	5,393,714
iShares® S&P 100 ETF	2,587	235,003
iShares® S&P 500 Growth ETF	573,050	65,247,473
iShares® S&P 500 Value ETF	6,504	599,734
Vanguard Growth ETF	620,422	66,416,175
Vanguard Large-Cap ETF	600	56,892
Vanguard Value ETF	29,200	2,434,112

Total Investment Companies (6.0%) (Cost $183,901,475)		318,126,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*† (Cost $—)	306	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	312,634,549	312,634,549

Total Short-Term Investments (5.9%) (Cost $312,634,549)		312,634,549

Total Investments (95.3%) (Cost $3,594,123,314)		5,082,171,311
Other Assets Less Liabilities (4.7%)		253,378,107

Net Assets (100%)		$5,335,549,418

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$67,608,504	$1,727,369	$—	$72,609,271	$343,869	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,224	September-15	$109,712,425	$107,473,320	$(2,239,105)
S&P 500 E-Mini Index	4,187	September-15	439,447,255	430,088,640	(9,358,615)

					$(11,597,720)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$955,065,802	$—	$—		$955,065,802
Consumer Staples	343,013,463	—	—		343,013,463
Energy	39,802,473	—	—		39,802,473
Financials	260,413,367	—	—		260,413,367
Health Care	911,722,807	16,356,761	—		928,079,568
Industrials	453,400,025	—	—		453,400,025
Information Technology	1,238,938,641	4,576,209	—		1,243,514,850
Materials	161,073,236	—	—		161,073,236
Telecommunication Services	65,732,807	—	—		65,732,807
Utilities	1,314,220	—	—		1,314,220
Investment Companies
Exchange Traded Funds (ETFs)	318,126,951	—	—		318,126,951
Rights
Health Care	—	—	—	(a)	—
Short-Term Investments	312,634,549	—	—		312,634,549

Total Assets	$5,061,238,341	$20,932,970	$—		$5,082,171,311

Liabilities:
Futures	$(11,597,720)	$—	$—		$(11,597,720)

Total Liabilities	$(11,597,720)	$—	$—		$(11,597,720)

Total	$5,049,640,621	$20,932,970	$—		$5,070,573,591

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(11,597,720	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$306	$306
Equity contracts	42,717,472	—	42,717,472

Total	$42,717,472	$306	$42,717,778

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(12,509,445)	$(12,509,445)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 and futures contracts with an average notional balance of approximately $1,002,947,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,365,240,419
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,270,013,176

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,478,739,329
Aggregate gross unrealized depreciation	(19,515,087)

Net unrealized appreciation	$1,459,224,242

Federal income tax cost of investments	$3,622,947,069

For the six months ended June 30, 2015, the Portfolio incurred approximately $3,076 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $41,206,789)	$72,609,271
Unaffiliated Issuers (Cost $3,552,916,525)	5,009,562,040
Cash	239,302,402
Cash held as collateral at broker	23,655,200
Receivable for securities sold	419,721,803
Dividends, interest and other receivables	2,904,144
Due from broker for futures variation margin	1,113,801
Receivable from Separate Accounts for Trust shares sold	360,507
Other assets	53,187

Total assets	5,769,282,355

LIABILITIES
Payable for securities purchased	427,508,036
Payable to Separate Accounts for Trust shares redeemed	2,140,031
Investment management fees payable	2,045,686
Distribution fees payable – Class IB	911,519
Administrative fees payable	552,859
Trustees’ fees payable	18,707
Distribution fees payable – Class IA	10,534
Accrued expenses	545,565

Total liabilities	433,732,937

NET ASSETS	$5,335,549,418

Net assets were comprised of:
Paid in capital	$3,754,429,930
Accumulated undistributed net investment income (loss)	7,624,649
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	97,042,802
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,476,452,037

Net assets	$5,335,549,418

Class IA
Net asset value, offering and redemption price per share, $50,311,770 / 1,758,449 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.61

Class IB
Net asset value, offering and redemption price per share, $4,348,680,279 / 155,437,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.98

Class K
Net asset value, offering and redemption price per share, $936,557,369 / 32,694,372 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.65

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($343,869 of dividend income received from affiliates) (net of $60,942 foreign withholding tax)	$28,088,842
Interest	455,225

Total income	28,544,067

EXPENSES
Investment management fees	12,573,399
Distribution fees – Class IB	5,553,988
Administrative fees	3,404,642
Printing and mailing expenses	143,534
Custodian fees	121,813
Professional fees	84,124
Trustees’ fees	64,092
Distribution fees – Class IA	63,767
Miscellaneous	73,713

Total expenses	22,083,072

NET INVESTMENT INCOME (LOSS)	6,460,995

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	155,317,852
Futures	42,717,472
Foreign currency transactions	(20,971)

Net realized gain (loss)	198,014,353

Change in unrealized appreciation (depreciation) on:
Investments ($3,273,398 of change in unrealized appreciation (depreciation) from affiliates)	369,331
Futures	(12,509,445)
Foreign currency translations	2,998

Net change in unrealized appreciation (depreciation)	(12,137,116)

NET REALIZED AND UNREALIZED GAIN (LOSS)	185,877,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$192,338,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014 (ae)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,460,995	$13,423,598
Net realized gain (loss) on investments, futures and foreign currency transactions	198,014,353	461,444,744
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(12,137,116)	97,480,339

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	192,338,232	572,348,681

DIVIDENDS :
Dividends from net investment income
Class IA	—	(93,477)
Class IB	—	(8,391,516)
Class K	—	(4,864,247)

TOTAL DIVIDENDS :	—	(13,349,240)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 63,743 and 186,343 shares, respectively ]	1,809,530	4,904,293
Capital shares issued in connection with merger (Note 9) [ 0 and 1,321,792 shares, respectively ]	—	34,529,396
Capital shares issued in reinvestment of dividends [ 0 and 3,368 shares, respectively ]	—	93,477
Capital shares repurchased [ (136,933) and (211,518) shares, respectively ]	(3,919,448)	(5,516,803)

Total Class IA transactions	(2,109,918)	34,010,363

Class IB
Capital shares sold [ 830,562 and 2,114,515 shares, respectively ]	23,191,572	53,915,734
Capital shares issued in connection with merger (Note 9) [ 0 and 19,245,010 shares, respectively ]	—	491,600,198
Capital shares issued in reinvestment of dividends [ 0 and 309,197 shares, respectively ]	—	8,391,516
Capital shares repurchased [ (11,218,252) and (28,954,320) shares, respectively ]	(312,874,963)	(731,999,026)

Total Class IB transactions	(289,683,391)	(178,091,578)

Class K
Capital shares sold [ 220,766 and 2,135,106 shares, respectively ]	6,285,423	55,231,813
Capital shares issued in connection with merger (Note 9) [ 0 and 1,147,384 shares, respectively ]	—	30,007,546
Capital shares issued in reinvestment of dividends [ 0 and 175,279 shares, respectively ]	—	4,864,247
Capital shares repurchased [ (7,725,041) and (9,545,993) shares, respectively ]	(220,211,380)	(248,024,784)

Total Class K transactions	(213,925,957)	(157,921,178)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(505,719,266)	(302,002,393)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(313,381,034)	256,997,048
NET ASSETS:
Beginning of period	5,648,930,452	5,391,933,404

End of period (a)	$5,335,549,418	$5,648,930,452

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,624,649	$1,163,654

(ae) On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$27.67	$24.95	$18.46	$16.33	$17.00	$14.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.06	0.05	0.10	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.91	2.71	6.48	2.14	(0.67)	2.05

Total from investment operations	0.94	2.77	6.53	2.24	(0.56)	2.15

Less distributions:
Dividends from net investment income	—	(0.05)	(0.04)	(0.11)	(0.11)	(0.10)

Net asset value, end of period	$28.61	$27.67	$24.95	$18.46	$16.33	$17.00

Total return (b)	3.40%	11.11%	35.36%	13.70%	(3.27)%	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,312	$50,676	$13,266	$9,305	$8,697	$1,097,259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.87%	0.90%	0.93%	0.67%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.87%	0.89%	0.93%	0.67%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.87%	0.90%	0.93%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.19%	0.22%	0.24%	0.54%	0.61%	0.65%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.19%	0.22%	0.24%	0.54%	0.61%	0.65%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.19%	0.22%	0.24%	0.54%	0.61%	0.64%
Portfolio turnover rate (z)^	28%	35%	40%	28%	39%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$27.05	$24.40	$18.05	$15.96	$16.64	$14.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.05	0.05	0.10	0.06	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.90	2.65	6.34	2.10	(0.67)	2.05

Total from investment operations	0.93	2.70	6.39	2.20	(0.61)	2.11

Less distributions:
Dividends from net investment income	—	(0.05)	(0.04)	(0.11)	(0.07)	(0.06)

Net asset value, end of period	$27.98	$27.05	$24.40	$18.05	$15.96	$16.64

Total return (b)	3.44%	11.07%	35.39%	13.76%	(3.66)%	14.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,348,680	$4,486,130	$4,223,748	$926,855	$911,391	$699,946
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.86%	0.90%	0.93%	0.92%	0.93	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.86%	0.89%	0.93%	0.92%	0.93	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.86%	0.90%	0.93%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.19%	0.20%	0.22%	0.54%	0.35%	0.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.19%	0.20%	0.22%	0.54%	0.35%	0.43%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.19%	0.20%	0.22%	0.54%	0.34%	0.42%
Portfolio turnover rate (z)^	28%	35%	40%	28%	39%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$27.67	$24.95	$18.46	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.12	0.11	0.14	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.92	2.72	6.48	2.16	0.57

Total from investment operations	0.98	2.84	6.59	2.30	0.63

Less distributions:
Dividends from net investment income	—	(0.12)	(0.10)	(0.16)	(0.11)

Net asset value, end of period	$28.65	$27.67	$24.95	$18.46	$16.32

Total return (b)	3.54%	11.39%	35.70%	14.06%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$936,557	$1,112,125	$1,154,919	$976,222	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.61%	0.65%	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.60%	0.61%	0.64%	0.68%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.60%	0.61%	0.65%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.44%	0.45%	0.49%	0.78%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.44%	0.45%	0.49%	0.78%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.44%	0.45%	0.49%	0.78%	1.06%
Portfolio turnover rate (z)^	28%	35%	40%	28%	39%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ae)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	25.0%
Health Care	11.6
Energy	10.8
Information Technology	10.1
Industrials	8.6
Investment Companies	8.6
Consumer Discretionary	7.6
Consumer Staples	6.1
Utilities	4.1
Materials	2.6
Telecommunication Services	2.3
Exchange Traded Funds	1.0
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$998.70	$4.19
Hypothetical (5% average return before expenses)	1,000.00	1,020.60	4.24
Class IB
Actual	1,000.00	998.70	4.19
Hypothetical (5% average return before expenses)	1,000.00	1,020.60	4.24
Class K
Actual	1,000.00	1,000.60	2.95
Hypothetical (5% average return before expenses)	1,000.00	1,021.84	2.98

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.7%)
Delphi Automotive plc	52,972	$4,507,388
Gentex Corp.	46,402	761,921
Goodyear Tire & Rubber Co.	85,100	2,565,765
Johnson Controls, Inc.	268,114	13,279,686
Lear Corp.	123,413	13,854,343
Magna International, Inc.	94,026	5,273,918

		40,243,021

Automobiles (1.0%)
Ford Motor Co.	1,780,938	26,731,880
General Motors Co.	733,892	24,460,620
Harley-Davidson, Inc.	29,700	1,673,595
Thor Industries, Inc.	17,160	965,765

		53,831,860

Distributors (0.0%)
Genuine Parts Co.	3,462	309,953

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,126	1,210,506
H&R Block, Inc.	5,600	166,040

		1,376,546

Hotels, Restaurants & Leisure (0.5%)
Aramark	5,130	158,876
Carnival Corp.	148,978	7,358,023
Darden Restaurants, Inc.	31,832	2,262,619
Hyatt Hotels Corp., Class A*	10,692	606,130
International Game Technology plc*	9,700	172,272
McDonald’s Corp.	95,901	9,117,308
MGM Resorts International*	130,662	2,384,582
Norwegian Cruise Line Holdings Ltd.*	3,382	189,527
Royal Caribbean Cruises Ltd.	54,286	4,271,765
Wendy’s Co.	85,892	968,862
Wyndham Worldwide Corp.	2,740	224,433
Wynn Resorts Ltd.	3,000	296,010

		28,010,407

Household Durables (0.5%)
D.R. Horton, Inc.	60,665	1,659,794
Garmin Ltd.	37,312	1,639,116
Lennar Corp., Class A	33,386	1,704,022
Lennar Corp., Class B	1,800	77,616
Mohawk Industries, Inc.*	5,887	1,123,828
Newell Rubbermaid, Inc.	330,541	13,588,541
PulteGroup, Inc.	115,000	2,317,250
Toll Brothers, Inc.*	36,060	1,377,131
Tupperware Brands Corp.	18,800	1,213,352
Whirlpool Corp.	22,972	3,975,305

		28,675,955

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	20,300	631,736
Liberty Interactive Corp. QVC Group*	85,511	2,372,930

		3,004,666

Leisure Products (0.1%)
Brunswick Corp.	7,700	391,622
Hasbro, Inc.	37,704	2,819,882
Mattel, Inc.	106,700	2,741,123
Vista Outdoor, Inc.*	17,518	786,558

		6,739,185

Media (2.1%)
Cablevision Systems Corp. – New York Group, Class A	95,220	2,279,567
CBS Corp. (Non-Voting), Class B	15,364	852,702
Clear Channel Outdoor Holdings, Inc., Class A	6,900	69,897
Comcast Corp., Class A	315,200	18,931,894
Discovery Communications, Inc., Class A*	4,400	146,344
Discovery Communications, Inc., Class C*	7,700	239,316
DISH Network Corp., Class A*	22,500	1,523,475
Gannett Co., Inc.*	35,769	500,408
Interpublic Group of Cos., Inc.	99,210	1,911,777
John Wiley & Sons, Inc., Class A	14,612	794,454
Liberty Broadband Corp.*	29,142	1,489,344
Liberty Media Corp.*	96,168	3,457,045
News Corp., Class A*	120,932	1,764,398
News Corp., Class B*	38,100	542,544
Omnicom Group, Inc.	81,642	5,673,303
Scripps Networks Interactive, Inc., Class A	37,520	2,452,682
Starz, Class A*	28,420	1,270,942
TEGNA, Inc.	71,538	2,294,224
Thomson Reuters Corp.	103,936	3,956,844
Time Warner Cable, Inc.	18,460	3,289,018
Time Warner, Inc.	294,215	25,717,333
Time, Inc.	5,804	133,550
Tribune Media Co., Class A	25,400	1,356,106
Twenty-First Century Fox, Inc., Class A	187,279	6,094,995
Twenty-First Century Fox, Inc., Class B	49,200	1,585,224
Viacom, Inc., Class B	266,269	17,211,628
Walt Disney Co.	110,569	12,620,346

		118,159,360

Multiline Retail (1.1%)
Dillard’s, Inc., Class A	20,356	2,141,248
Dollar General Corp.	98,213	7,635,079
Family Dollar Stores, Inc.	1,900	149,739
J.C. Penney Co., Inc.*	96,177	814,619
Kohl’s Corp.	179,068	11,211,447
Macy’s, Inc.	215,977	14,571,968
Sears Holdings Corp.*	3,668	97,936
Target Corp.	346,527	28,286,999

		64,909,035

Specialty Retail (1.3%)
Aaron’s, Inc.	17,342	627,954
Advance Auto Parts, Inc.	10,603	1,688,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

American Eagle Outfitters, Inc.	179,703	$3,094,486
Bed Bath & Beyond, Inc.*	18,899	1,303,653
Best Buy Co., Inc.	95,761	3,122,766
Cabela’s, Inc.*	14,400	719,712
CST Brands, Inc.	4,204	164,208
Dick’s Sporting Goods, Inc.	9,000	465,930
DSW, Inc., Class A	21,744	725,597
Foot Locker, Inc.	97,924	6,561,887
GameStop Corp., Class A	182,684	7,848,105
Gap, Inc.	123,690	4,721,247
GNC Holdings, Inc., Class A	202,920	9,025,882
Home Depot, Inc.	60,900	6,767,817
L Brands, Inc.	45,217	3,876,453
Lowe’s Cos., Inc.	36,280	2,429,672
Murphy USA, Inc.*	13,430	749,663
Office Depot, Inc.*	663,582	5,746,620
Penske Automotive Group, Inc.	8,400	437,724
Ross Stores, Inc.	77,668	3,775,441
Staples, Inc.	420,702	6,440,948
Tiffany & Co.	8,800	807,840
TJX Cos., Inc.	22,759	1,505,963

		72,608,520

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	74,900	2,592,289
Fossil Group, Inc.*	2,400	166,464
NIKE, Inc., Class B	42,478	4,588,474
PVH Corp.	26,082	3,004,646
Ralph Lauren Corp.	17,900	2,369,244

		12,721,117

Total Consumer Discretionary		430,589,625

Consumer Staples (6.0%)
Beverages (0.4%)
Brown-Forman Corp., Class A	600	66,852
Brown-Forman Corp., Class B	2,800	280,504
Diageo plc	248,723	7,194,738
Molson Coors Brewing Co., Class B	43,522	3,038,271
PepsiCo, Inc.	90,900	8,484,606

		19,064,971

Food & Staples Retailing (1.6%)
CVS Health Corp.	179,866	18,864,346
Kroger Co.	119,197	8,642,974
Rite Aid Corp.*	126,600	1,057,110
Sysco Corp.	128,850	4,651,485
Walgreens Boots Alliance, Inc.	230,306	19,447,039
Wal-Mart Stores, Inc.	542,874	38,506,053
Whole Foods Market, Inc.	9,500	374,680

		91,543,687

Food Products (1.5%)
Archer-Daniels-Midland Co.	239,412	11,544,447
Bunge Ltd.	45,314	3,978,569
Campbell Soup Co.	22,551	1,074,555
ConAgra Foods, Inc.	116,420	5,089,883
Danone S.A.	57,281	3,703,225

Flowers Foods, Inc.	5,900	124,785
General Mills, Inc.	146,828	8,181,256
Ingredion, Inc.	40,196	3,208,043
J.M. Smucker Co.	37,771	4,094,754
Kellogg Co.	27,295	1,711,397
Mondelez International, Inc., Class A	604,302	24,860,984
Nestle S.A. (Registered)	114,099	8,237,534
Pilgrim’s Pride Corp.	17,900	411,163
Pinnacle Foods, Inc.	36,781	1,675,007
Tyson Foods, Inc., Class A	129,756	5,531,498

		83,427,100

Household Products (1.6%)
Clorox Co.	8,577	892,179
Colgate-Palmolive Co.	54,900	3,591,009
Energizer Holdings, Inc.	19,673	2,587,983
Kimberly-Clark Corp.	60,781	6,440,963
Procter & Gamble Co.#	944,511	73,898,541

		87,410,675

Personal Products (0.0%)
Avon Products, Inc.	137,200	858,872
Herbalife Ltd.*	3,400	187,306
Nu Skin Enterprises, Inc., Class A	14,600	688,098

		1,734,276

Tobacco (0.9%)
Altria Group, Inc.	236,906	11,587,072
Imperial Tobacco Group plc	24,534	1,182,299
Philip Morris International, Inc.	445,306	35,700,182
Reynolds American, Inc.	59,009	4,405,587

		52,875,140

Total Consumer Staples		336,055,849

Energy (10.8%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	165,784	10,228,873
Cameron International Corp.*	60,412	3,163,776
Diamond Offshore Drilling, Inc.	20,203	521,439
Dril-Quip, Inc.*	12,300	925,575
Ensco plc, Class A	73,900	1,645,753
FMC Technologies, Inc.*	25,400	1,053,846
Frank’s International N.V.	10,857	204,546
Halliburton Co.	278,540	11,996,718
Helmerich & Payne, Inc.	30,383	2,139,571
Nabors Industries Ltd.	104,225	1,503,967
National Oilwell Varco, Inc.	122,405	5,909,713
Noble Corp. plc	76,300	1,174,257
Oceaneering International, Inc.	25,700	1,197,363
Patterson-UTI Energy, Inc.	46,249	870,175
Rowan Cos., plc, Class A	39,346	830,594
RPC, Inc.	15,800	218,514
Schlumberger Ltd.	392,400	33,820,956
Seadrill Ltd.	117,800	1,218,052
Superior Energy Services, Inc.	246,052	5,176,934
Weatherford International plc*	244,400	2,998,788

		86,799,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	160,306	$12,513,486
Antero Resources Corp.*	22,000	755,480
Apache Corp.	332,833	19,181,166
California Resources Corp.	99,196	599,144
Cheniere Energy, Inc.*	74,600	5,166,796
Chesapeake Energy Corp.	185,083	2,067,377
Chevron Corp.	663,649	64,022,219
Cimarex Energy Co.	29,872	3,295,180
Cobalt International Energy, Inc.*	115,663	1,123,088
Concho Resources, Inc.*	37,900	4,315,294
ConocoPhillips Co.	389,053	23,891,745
CONSOL Energy, Inc.	72,130	1,568,106
Continental Resources, Inc.*	18,100	767,259
CVR Energy, Inc.	3,200	120,448
Denbury Resources, Inc.	112,524	715,653
Devon Energy Corp.	129,741	7,718,292
Diamondback Energy, Inc.	19,900	1,500,062
Energen Corp.	23,088	1,576,910
EOG Resources, Inc.	256,433	22,450,709
EP Energy Corp., Class A*	10,669	135,816
EQT Corp.	48,113	3,913,511
Exxon Mobil Corp.#	1,459,207	121,406,022
Golar LNG Ltd.	28,318	1,325,282
Gulfport Energy Corp.*	234,043	9,420,231
Hess Corp.	217,236	14,528,744
HollyFrontier Corp.	52,292	2,232,345
Kinder Morgan, Inc.	563,318	21,625,778
Kosmos Energy Ltd.*	49,700	418,971
Laredo Petroleum, Inc.*	38,756	487,550
Marathon Oil Corp.	981,313	26,044,047
Marathon Petroleum Corp.	343,250	17,955,407
Murphy Oil Corp.	165,522	6,880,750
Newfield Exploration Co.*	51,331	1,854,076
Noble Energy, Inc.	122,394	5,223,776
Occidental Petroleum Corp.	313,601	24,388,750
ONEOK, Inc.	36,244	1,430,913
PBF Energy, Inc., Class A	27,118	770,694
Phillips 66	170,919	13,769,235
Pioneer Natural Resources Co.	47,100	6,532,299
QEP Resources, Inc.	55,703	1,031,063
Range Resources Corp.	49,800	2,459,124
Rice Energy, Inc.*	22,962	478,298
SM Energy Co.	116,285	5,363,064
Southwestern Energy Co.*	121,300	2,757,149
Spectra Energy Corp.	211,726	6,902,268
Suncor Energy, Inc.	269,943	7,428,831
Targa Resources Corp.	9,100	811,902
Teekay Corp.	8,993	385,080
Tesoro Corp.	37,333	3,151,279
Valero Energy Corp.	574,888	35,987,989
Whiting Petroleum Corp.*	64,348	2,162,093
World Fuel Services Corp.	18,590	891,391
WPX Energy, Inc.*	64,503	792,097

		524,294,239

Total Energy		611,093,649

Financials (25.0%)
Banks (10.2%)
Associated Banc-Corp	48,084	974,663
Bank of America Corp.	4,042,081	68,796,219
Bank of Hawaii Corp.	13,728	915,383
BankUnited, Inc.	32,608	1,171,606
BB&T Corp.	230,190	9,278,959
BOK Financial Corp.	8,944	622,324
CIT Group, Inc.	54,908	2,552,673
Citigroup, Inc.	1,588,431	87,744,928
Citizens Financial Group, Inc.	435,918	11,904,921
City National Corp./California	15,139	1,368,414
Comerica, Inc.	56,151	2,881,669
Commerce Bancshares, Inc./Missouri	25,951	1,213,728
Cullen/Frost Bankers, Inc.	17,067	1,341,125
East West Bancorp, Inc.	45,329	2,031,646
Fifth Third Bancorp	255,524	5,320,010
First Horizon National Corp.	73,592	1,153,187
First Niagara Financial Group, Inc.	111,964	1,056,940
First Republic Bank/California	44,913	2,830,866
Huntington Bancshares, Inc./Ohio	255,001	2,884,061
JPMorgan Chase & Co.#	2,124,546	143,959,237
KeyCorp	522,151	7,842,708
M&T Bank Corp.	41,971	5,243,437
PacWest Bancorp	32,100	1,500,996
People’s United Financial, Inc.	97,448	1,579,632
PNC Financial Services Group, Inc.	230,466	22,044,073
Popular, Inc.*	32,640	941,990
Regions Financial Corp.	901,156	9,335,976
Signature Bank/New York*	1,317	192,796
SunTrust Banks, Inc./Georgia	162,857	7,006,108
SVB Financial Group*	6,050	871,079
Synovus Financial Corp.	42,020	1,295,056
TCF Financial Corp.	53,236	884,250
U.S. Bancorp/Minnesota	783,631	34,009,585
Wells Fargo & Co.#	2,303,612	129,555,139
Zions Bancorp	64,114	2,034,658

		574,340,042

Capital Markets (2.7%)
Ameriprise Financial, Inc.	21,283	2,658,885
Bank of New York Mellon Corp.	448,665	18,830,470
BlackRock, Inc.	41,805	14,463,694
Charles Schwab Corp.	105,866	3,456,525
E*TRADE Financial Corp.*	91,451	2,738,957
Franklin Resources, Inc.	250,200	12,267,306
Goldman Sachs Group, Inc.	204,665	42,732,005
Interactive Brokers Group, Inc., Class A	16,594	689,647
Invesco Ltd.	118,907	4,457,823
KKR & Co. L.P.	68,236	1,559,193
Legg Mason, Inc.	20,715	1,067,444
Morgan Stanley	680,132	26,382,320
Northern Trust Corp.	73,654	5,631,585
Raymond James Financial, Inc.	40,330	2,402,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

State Street Corp.	212,518	$16,363,886
TD Ameritrade Holding Corp.	12,453	458,520
Waddell & Reed Financial, Inc., Class A	1,600	75,696

		156,236,817

Consumer Finance (1.9%)
Ally Financial, Inc.*	140,600	3,153,658
American Express Co.	273,309	21,241,575
Capital One Financial Corp.	483,980	42,575,721
Discover Financial Services	482,706	27,813,520
Navient Corp.	122,693	2,234,239
Santander Consumer USA Holdings, Inc.*	26,395	674,920
SLM Corp.*	340,023	3,356,027
Springleaf Holdings, Inc.*	112,415	5,160,973
Synchrony Financial*	40,512	1,334,060

		107,544,693

Diversified Financial Services (2.1%)
Berkshire Hathaway, Inc., Class B#*	548,721	74,686,415
CME Group, Inc./Illinois	101,208	9,418,417
Intercontinental Exchange, Inc.	22,683	5,072,146
Leucadia National Corp.	89,705	2,178,037
McGraw Hill Financial, Inc.	15,283	1,535,177
Moody’s Corp.	6,964	751,834
NASDAQ OMX Group, Inc.	366,375	17,882,764
Voya Financial, Inc.	141,556	6,578,107

		118,102,897

Insurance (5.1%)
ACE Ltd.	179,433	18,244,747
Aflac, Inc.	136,890	8,514,558
Alleghany Corp.*	5,134	2,406,614
Allied World Assurance Co. Holdings AG	30,070	1,299,625
Allstate Corp.	291,510	18,910,254
American Financial Group, Inc./Ohio	110,825	7,208,058
American International Group, Inc.	466,833	28,859,616
American National Insurance Co.	2,279	233,187
AmTrust Financial Services, Inc.	11,400	746,814
Aon plc	146,172	14,570,425
Arch Capital Group Ltd.*	39,164	2,622,421
Arthur J. Gallagher & Co.	23,600	1,116,280
Aspen Insurance Holdings Ltd.	19,424	930,410
Assurant, Inc.	21,469	1,438,423
Assured Guaranty Ltd.	47,592	1,141,732
Axis Capital Holdings Ltd.	31,794	1,696,846
Brown & Brown, Inc.	36,462	1,198,141
Chubb Corp.	120,978	11,509,847
Cincinnati Financial Corp.	51,821	2,600,378
CNA Financial Corp.	8,422	321,805
Endurance Specialty Holdings Ltd.	14,234	935,174

Everest Reinsurance Group Ltd.	14,075	2,561,791
First American Financial Corp.	45,547	1,694,804
FNF Group	88,418	3,270,582
Genworth Financial, Inc., Class A*	716,358	5,422,830
Hanover Insurance Group, Inc.	14,001	1,036,494
Hartford Financial Services Group, Inc.	321,929	13,382,589
HCC Insurance Holdings, Inc.	30,244	2,323,949
Lincoln National Corp.	238,443	14,120,595
Loews Corp.	98,240	3,783,222
Markel Corp.*	3,949	3,161,885
Marsh & McLennan Cos., Inc.	84,242	4,776,521
Mercury General Corp.	8,541	475,307
MetLife, Inc.	525,163	29,403,876
Old Republic International Corp.	82,391	1,287,771
PartnerReinsurance Ltd.	15,048	1,933,668
Principal Financial Group, Inc.	92,897	4,764,687
ProAssurance Corp.	17,370	802,668
Progressive Corp.	185,076	5,150,665
Prudential Financial, Inc.	252,175	22,070,356
Reinsurance Group of America, Inc.	20,945	1,987,052
RenaissanceReinsurance Holdings Ltd.	14,536	1,475,549
StanCorp Financial Group, Inc.	13,345	1,009,016
Torchmark Corp.	39,821	2,318,379
Travelers Cos., Inc.	207,885	20,094,164
Unum Group	78,653	2,811,845
Validus Holdings Ltd.	26,678	1,173,565
W. R. Berkley Corp.	30,654	1,591,862
White Mountains Insurance Group Ltd.	1,896	1,241,766
XL Group plc	262,615	9,769,278

		291,402,091

Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	22,706	1,985,867
American Campus Communities, Inc. (REIT)	35,411	1,334,641
American Capital Agency Corp. (REIT)	111,248	2,043,626
American Homes 4 Rent (REIT), Class A	52,208	837,416
American Realty Capital Properties, Inc. (REIT)	285,500	2,321,115
Annaly Capital Management, Inc. (REIT)	298,980	2,747,626
Apartment Investment & Management Co. (REIT), Class A	49,249	1,818,766
Apple Hospitality REIT, Inc. (REIT)	58,700	1,107,669
AvalonBay Communities, Inc. (REIT)	41,748	6,674,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

BioMed Realty Trust, Inc. (REIT)	64,145	$1,240,564
Boston Properties, Inc. (REIT)	4,275	517,446
Brandywine Realty Trust (REIT)	56,744	753,560
Brixmor Property Group, Inc. (REIT)	104,671	2,421,040
Camden Property Trust (REIT)	27,367	2,032,821
CBL & Associates Properties, Inc. (REIT)	52,655	853,011
Chimera Investment Corp. (REIT)	64,856	889,176
Columbia Property Trust, Inc. (REIT)	34,600	849,430
Communications Sales & Leasing, Inc. (REIT)	38,007	939,533
Corporate Office Properties Trust (REIT)	29,797	701,421
Corrections Corp. of America (REIT)	36,889	1,220,288
DDR Corp. (REIT)	95,469	1,475,951
Digital Realty Trust, Inc. (REIT)	18,260	1,217,577
Douglas Emmett, Inc. (REIT)	45,944	1,237,731
Duke Realty Corp. (REIT)	108,839	2,021,140
Empire State Realty Trust, Inc. (REIT), Class A	18,500	315,610
Equity Commonwealth (REIT)*	40,846	1,048,517
Equity Residential (REIT)	114,839	8,058,253
Essex Property Trust, Inc. (REIT)	20,609	4,379,412
Gaming and Leisure Properties, Inc. (REIT)	24,032	881,013
General Growth Properties, Inc. (REIT)	182,025	4,670,761
HCP, Inc. (REIT)	145,609	5,310,360
Health Care REIT, Inc. (REIT)	60,712	3,984,529
Healthcare Trust of America, Inc. (REIT), Class A	35,597	852,548
Home Properties, Inc. (REIT)	18,281	1,335,427
Hospitality Properties Trust (REIT)	47,283	1,362,696
Host Hotels & Resorts, Inc. (REIT)	239,038	4,740,124
Iron Mountain, Inc. (REIT)	40,328	1,250,168
Kilroy Realty Corp. (REIT)	27,788	1,865,964
Kimco Realty Corp. (REIT)	130,172	2,934,077
Liberty Property Trust (REIT)	47,147	1,519,076
Macerich Co. (REIT)	49,909	3,723,211
MFA Financial, Inc. (REIT)	116,857	863,573
Mid-America Apartment Communities, Inc. (REIT)	23,738	1,728,364
National Retail Properties, Inc. (REIT)	42,262	1,479,593
NorthStar Realty Finance Corp. (REIT)	109,400	1,739,460
Omega Healthcare Investors, Inc. (REIT)	41,900	1,438,427

Outfront Media, Inc. (REIT)	264,052	6,664,672
Paramount Group, Inc. (REIT)	56,274	965,662
Piedmont Office Realty Trust, Inc. (REIT), Class A	48,688	856,422
Plum Creek Timber Co., Inc. (REIT)	32,700	1,326,639
Post Properties, Inc. (REIT)	11,415	620,634
Prologis, Inc. (REIT)	165,354	6,134,633
Public Storage (REIT)	4,050	746,699
Rayonier, Inc. (REIT)	40,000	1,022,000
Realty Income Corp. (REIT)	73,388	3,257,693
Regency Centers Corp. (REIT)	29,802	1,757,722
Retail Properties of America, Inc. (REIT), Class A	74,797	1,041,922
Senior Housing Properties Trust (REIT)	74,122	1,300,841
SL Green Realty Corp. (REIT)	31,415	3,452,194
Spirit Realty Capital, Inc. (REIT)	139,233	1,346,383
Starwood Property Trust, Inc. (REIT)	271,336	5,852,718
Taubman Centers, Inc. (REIT)	12,243	850,889
Two Harbors Investment Corp. (REIT)	115,561	1,125,564
UDR, Inc. (REIT)	81,628	2,614,545
Ventas, Inc. (REIT)	104,398	6,482,072
Vornado Realty Trust (REIT)	59,446	5,643,209
Weingarten Realty Investors (REIT)	39,016	1,275,433
Weyerhaeuser Co. (REIT)	149,300	4,702,950
WP Carey, Inc. (REIT)	32,953	1,942,250
WP GLIMCHER, Inc. (REIT)	58,373	789,787

		156,496,364

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	68,858	1,521,762
Howard Hughes Corp.*	7,499	1,076,406
Jones Lang LaSalle, Inc.	3,846	657,666
Realogy Holdings Corp.*	29,407	1,373,895

		4,629,729

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	167,002	1,649,980
New York Community Bancorp, Inc.	140,138	2,575,736
TFS Financial Corp.	20,796	349,789

		4,575,505

Total Financials		1,413,328,138

Health Care (11.6%)
Biotechnology (0.3%)
Alkermes plc*	8,100	521,154
Alnylam Pharmaceuticals, Inc.*	4,300	515,441
Celgene Corp.*	28,096	3,251,690
Gilead Sciences, Inc.	119,259	13,962,844

		18,251,129

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	613,956	$30,132,960
Alere, Inc.*	9,553	503,921
Baxter International, Inc.	254,240	17,779,003
Boston Scientific Corp.*	389,906	6,901,336
Cooper Cos., Inc.	4,864	865,646
DENTSPLY International, Inc.	32,787	1,690,170
Hill-Rom Holdings, Inc.	1,465	79,593
Hologic, Inc.*	203,500	7,745,210
Intuitive Surgical, Inc.*	1,335	646,808
Medtronic plc	692,827	51,338,481
St. Jude Medical, Inc.	94,668	6,917,391
Stryker Corp.	52,542	5,021,439
Teleflex, Inc.	13,098	1,774,124
Zimmer Biomet Holdings, Inc.	83,974	9,172,480

		140,568,562

Health Care Providers & Services (2.2%)
Aetna, Inc.	133,023	16,955,112
Anthem, Inc.	133,060	21,840,468
Brookdale Senior Living, Inc.*	45,500	1,578,850
Cardinal Health, Inc.	10,042	840,013
Catamaran Corp.*	28,500	1,740,780
Community Health Systems, Inc.*	169,129	10,650,053
DaVita HealthCare Partners, Inc.*	39,600	3,147,012
Express Scripts Holding Co.*	118,798	10,565,894
HCA Holdings, Inc.*	93,229	8,457,735
Health Net, Inc.*	20,308	1,302,149
Humana, Inc.	3,534	675,984
Laboratory Corp. of America Holdings*	108,644	13,169,826
LifePoint Health, Inc.*	12,581	1,093,918
MEDNAX, Inc.*	12,506	926,820
Omnicare, Inc.	20,248	1,908,374
Patterson Cos., Inc.	12,285	597,665
Quest Diagnostics, Inc.	223,302	16,193,861
UnitedHealth Group, Inc.	58,954	7,192,388
Universal Health Services, Inc., Class B	23,738	3,373,170
VCA, Inc.*	1,443	78,506

		122,288,578

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	39,250	536,940

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	105,020	4,051,672
Bio-Rad Laboratories, Inc., Class A*	6,583	991,466
Bio-Techne Corp.	6,862	675,701
PerkinElmer, Inc.	30,204	1,589,939
QIAGEN N.V.*	73,144	1,813,240
Quintiles Transnational Holdings, Inc.*	1,366	99,185
Thermo Fisher Scientific, Inc.	122,773	15,931,024
VWR Corp.*	4,317	115,393

		25,267,620

Pharmaceuticals (6.1%)
AbbVie, Inc.	57,349	3,853,279
Allergan plc*	67,900	20,604,934
Endo International plc*	36,000	2,867,400
Hospira, Inc.*	12,007	1,065,141
Johnson & Johnson#	1,132,984	110,420,621
Mallinckrodt plc*	22,362	2,632,455
Merck & Co., Inc.	1,075,787	61,244,554
Mylan N.V.*	20,200	1,370,772
Novartis AG (Registered)	18,339	1,807,518
Perrigo Co. plc	37,600	6,949,608
Pfizer, Inc.#	3,669,531	123,039,374
Roche Holding AG	5,260	1,474,004
Teva Pharmaceutical Industries Ltd. (ADR)	137,690	8,137,479

		345,467,139

Total Health Care		652,379,968

Industrials (8.6%)
Aerospace & Defense (2.3%)
Boeing Co.	4,343	602,461
General Dynamics Corp.	76,608	10,854,588
Honeywell International, Inc.	132,417	13,502,561
L-3 Communications Holdings, Inc.	81,823	9,277,092
Lockheed Martin Corp.	83,031	15,435,463
Northrop Grumman Corp.	77,766	12,336,021
Orbital ATK, Inc.	19,109	1,401,836
Precision Castparts Corp.	35,300	7,055,411
Raytheon Co.	166,755	15,955,118
Spirit AeroSystems Holdings, Inc., Class A*	21,133	1,164,640
Textron, Inc.	67,707	3,021,763
Triumph Group, Inc.	15,542	1,025,617
United Technologies Corp.	351,208	38,959,503

		130,592,074

Air Freight & Logistics (0.3%)
FedEx Corp.	57,115	9,732,396
United Parcel Service, Inc., Class B	73,130	7,087,028

		16,819,424

Airlines (0.3%)
American Airlines Group, Inc.	64,300	2,567,821
Copa Holdings S.A., Class A	10,400	858,936
Delta Air Lines, Inc.	171,987	7,065,226
JetBlue Airways Corp.*	290,758	6,036,136
Southwest Airlines Co.	37,300	1,234,257

		17,762,376

Building Products (0.1%)
Armstrong World Industries, Inc.*	4,600	245,088
Fortune Brands Home & Security, Inc.	32,696	1,498,131
Owens Corning, Inc.	37,237	1,536,026

		3,279,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.4%)
ADT Corp.	54,038	$1,814,056
Clean Harbors, Inc.*	6,000	322,440
KAR Auction Services, Inc.	29,677	1,109,920
Pitney Bowes, Inc.	38,978	811,132
R.R. Donnelley & Sons Co.	31,261	544,879
Republic Services, Inc.	76,465	2,995,134
Tyco International plc	184,932	7,116,184
Waste Connections, Inc.	39,082	1,841,544
Waste Management, Inc.	132,261	6,130,297

		22,685,586

Construction & Engineering (0.2%)
AECOM*	106,854	3,534,730
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	30,900	1,546,236
Fluor Corp.	46,205	2,449,327
Jacobs Engineering Group, Inc.*	102,195	4,151,161
KBR, Inc.	45,497	886,282
Quanta Services, Inc.*	51,655	1,488,697

		14,056,433

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	26,958	884,222
Eaton Corp. plc	213,890	14,435,436
Emerson Electric Co.	65,535	3,632,605
Hubbell, Inc., Class B	15,846	1,715,805
Regal Beloit Corp.	13,393	972,198

		21,640,266

Industrial Conglomerates (2.3%)
3M Co.	77,570	11,969,051
Carlisle Cos., Inc.	16,078	1,609,729
Danaher Corp.	243,538	20,844,418
General Electric Co.#	3,435,349	91,277,223
Roper Technologies, Inc.	19,600	3,380,216

		129,080,637

Machinery (1.4%)
AGCO Corp.	23,951	1,359,938
Allison Transmission Holdings, Inc.	25,900	757,834
Caterpillar, Inc.	157,361	13,347,360
Colfax Corp.*	31,700	1,462,955
Crane Co.	15,174	891,169
Cummins, Inc.	14,700	1,928,493
Deere & Co.	103,588	10,053,215
Donaldson Co., Inc.	4,254	152,293
Dover Corp.	50,639	3,553,845
Flowserve Corp.	22,600	1,190,116
IDEX Corp.	2,155	169,340
Illinois Tool Works, Inc.	53,752	4,933,896
Ingersoll-Rand plc	77,644	5,234,759
ITT Corp.	138,547	5,796,806
Joy Global, Inc.	30,712	1,111,774
Kennametal, Inc.	24,995	852,829
Lincoln Electric Holdings, Inc.	1,900	115,691
Manitowoc Co., Inc.	42,900	840,840
Oshkosh Corp.	24,699	1,046,744
PACCAR, Inc.	10,776	687,617

Parker-Hannifin Corp.	23,938	2,784,708
Pentair plc	97,759	6,720,931
SPX Corp.	12,902	933,976
Stanley Black & Decker, Inc.	69,642	7,329,124
Terex Corp.	33,103	769,645
Timken Co.	24,439	893,734
Trinity Industries, Inc.	48,798	1,289,731
Valmont Industries, Inc.	7,100	843,977
Xylem, Inc.	57,217	2,121,034

		79,174,374

Marine (0.0%)
Kirby Corp.*	17,600	1,349,216

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,052	982,344
Equifax, Inc.	13,408	1,301,783
IHS, Inc., Class A*	3,100	398,753
ManpowerGroup, Inc.	32,618	2,915,397
Nielsen N.V.	207,919	9,308,533
Towers Watson & Co., Class A	17,959	2,259,242

		17,166,052

Road & Rail (0.5%)
AMERCO	1,203	393,273
Canadian National Railway Co.	40,296	2,327,094
CSX Corp.	264,474	8,635,076
Genesee & Wyoming, Inc., Class A*	10,239	780,007
Kansas City Southern	34,900	3,182,880
Norfolk Southern Corp.	96,208	8,404,731
Ryder System, Inc.	16,858	1,472,883
Union Pacific Corp.	27,498	2,622,484

		27,818,428

Trading Companies & Distributors (0.1%)
Air Lease Corp.	30,649	1,039,001
GATX Corp.	13,812	734,108
MSC Industrial Direct Co., Inc., Class A	10,400	725,608
NOW, Inc.*	33,726	671,485
WESCO International, Inc.*	13,964	958,489

		4,128,691

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	21,800	1,801,334

Total Industrials		487,354,136

Information Technology (10.1%)
Communications Equipment (2.5%)
ARRIS Group, Inc.*	35,700	1,092,420
Brocade Communications Systems, Inc.	398,231	4,730,984
Cisco Systems, Inc.	2,709,223	74,395,264
CommScope Holding Co., Inc.*	18,400	561,384
EchoStar Corp., Class A*	13,883	675,824
Harris Corp.	32,414	2,492,961
JDS Uniphase Corp.*	73,803	854,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Juniper Networks, Inc.	102,429	$2,660,081
Motorola Solutions, Inc.	19,170	1,099,208
QUALCOMM, Inc.	719,750	45,077,942
Telefonaktiebolaget LM Ericsson (ADR)	681,650	7,116,426

		140,757,133

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	30,208	1,685,606
Avnet, Inc.	73,312	3,013,856
Corning, Inc.	397,066	7,834,112
Dolby Laboratories, Inc., Class A	15,636	620,437
FLIR Systems, Inc.	16,235	500,363
Ingram Micro, Inc., Class A*	46,525	1,164,521
Jabil Circuit, Inc.	49,674	1,057,560
Keysight Technologies, Inc.*	141,812	4,423,116
National Instruments Corp.	27,600	813,096
Trimble Navigation Ltd.*	77,500	1,818,150

		22,930,817

Internet Software & Services (0.2%)
Google, Inc., Class C*	3,085	1,605,773
Yahoo!, Inc.*	296,100	11,633,769
Zillow Group, Inc., Class A*	5,600	485,744

		13,725,286

IT Services (1.5%)
Accenture plc, Class A	164,238	15,894,954
Amdocs Ltd.	48,743	2,660,880
Automatic Data Processing, Inc.	29,200	2,342,716
Black Knight Financial Services, Inc., Class A*	800	24,696
Booz Allen Hamilton Holding Corp.	76,394	1,928,185
Computer Sciences Corp.	43,770	2,873,063
CoreLogic, Inc.*	15,625	620,156
DST Systems, Inc.	2,640	332,587
Fidelity National Information Services, Inc.	101,607	6,279,313
Fiserv, Inc.*	52,162	4,320,578
International Business Machines Corp.	200,579	32,626,180
Leidos Holdings, Inc.	19,184	774,458
MasterCard, Inc., Class A	7,988	746,718
Paychex, Inc.	13,070	612,722
Teradata Corp.*	11,500	425,500
Total System Services, Inc.	42,380	1,770,213
Western Union Co.	20,954	425,995
Xerox Corp.	829,530	8,826,199

		83,485,113

Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	65,467	3,351,910
Analog Devices, Inc.	8,395	538,833
Applied Materials, Inc.	423,510	8,139,862
Broadcom Corp., Class A	161,609	8,321,247
Cree, Inc.*	34,400	895,432
First Solar, Inc.*	23,794	1,117,842
Freescale Semiconductor Ltd.*	3,128	125,026
Intel Corp.	1,655,946	50,365,598

Lam Research Corp.	14,264	1,160,376
Marvell Technology Group Ltd.	142,900	1,884,137
Maxim Integrated Products, Inc.	58,600	2,026,095
Micron Technology, Inc.*	314,245	5,920,376
NVIDIA Corp.	195,143	3,924,326
ON Semiconductor Corp.*	10,393	121,494
SunEdison, Inc.*	6,800	203,388
SunPower Corp.*	15,900	451,719
Teradyne, Inc.	340,999	6,577,871
Texas Instruments, Inc.	122,739	6,322,286
Xilinx, Inc.	62,700	2,768,832

		104,216,650

Software (2.1%)
Activision Blizzard, Inc.	159,176	3,853,651
ANSYS, Inc.*	23,000	2,098,520
Autodesk, Inc.*	18,469	924,835
CA, Inc.	99,606	2,917,460
Electronic Arts, Inc.*	85,620	5,693,730
Microsoft Corp.	1,524,669	67,314,136
Nuance Communications, Inc.*	79,835	1,397,911
Oracle Corp.	707,112	28,496,614
SS&C Technologies Holdings, Inc.	2,300	143,750
Symantec Corp.	214,750	4,992,937
Synopsys, Inc.*	45,347	2,296,826
Zynga, Inc., Class A*	242,389	693,232

		120,823,602

Technology Hardware, Storage & Peripherals (1.5%)
3D Systems Corp.*	22,300	435,296
Apple, Inc.	239,296	30,013,701
EMC Corp.	562,409	14,841,973
Hewlett-Packard Co.	891,998	26,768,860
Lexmark International, Inc., Class A	19,314	853,679
NCR Corp.*	53,400	1,607,340
NetApp, Inc.	68,800	2,171,328
SanDisk Corp.	65,572	3,817,602
Western Digital Corp.	70,942	5,563,272

		86,073,051

Total Information Technology		572,011,652

Materials (2.6%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	12,007	1,642,918
Airgas, Inc.	16,600	1,755,948
Akzo Nobel N.V. (ADR)	307,810	7,485,939
Albemarle Corp.	35,422	1,957,774
Ashland, Inc.	19,313	2,354,255
Cabot Corp.	19,989	745,390
Celanese Corp.	56,350	4,050,438
CF Industries Holdings, Inc.	110,080	7,075,942
Cytec Industries, Inc.	20,326	1,230,333
Dow Chemical Co.	316,077	16,173,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

E.I. du Pont de Nemours & Co.	178,467	$11,412,965
Eastman Chemical Co.	35,200	2,880,064
FMC Corp.	11,600	609,580
Huntsman Corp.	23,613	521,139
LyondellBasell Industries N.V., Class A	144,730	14,982,450
Monsanto Co.	4,188	446,399
Mosaic Co.	109,887	5,148,206
Platform Specialty Products Corp.*	31,800	813,444
PPG Industries, Inc.	80,075	9,186,204
Praxair, Inc.	15,200	1,817,160
Scotts Miracle-Gro Co., Class A	1,400	82,894
Sigma-Aldrich Corp.	23,109	3,220,239
Westlake Chemical Corp.	12,736	873,562

		96,466,903

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	18,300	2,589,633
Vulcan Materials Co.	36,354	3,051,191

		5,640,824

Containers & Packaging (0.3%)
AptarGroup, Inc.	16,092	1,026,187
Avery Dennison Corp.	2,054	125,171
Bemis Co., Inc.	27,330	1,230,123
Crown Holdings, Inc.*	89,159	4,717,403
Graphic Packaging Holding Co.	43,800	610,134
MeadWestvaco Corp.	52,970	2,499,654
Owens-Illinois, Inc.*	47,587	1,091,646
Rock-Tenn Co., Class A	50,326	3,029,625
Sonoco Products Co.	31,767	1,361,534

		15,691,477

Metals & Mining (0.5%)
Alcoa, Inc.	438,184	4,885,752
Allegheny Technologies, Inc.	34,410	1,039,182
Freeport-McMoRan, Inc.	328,077	6,108,794
Newmont Mining Corp.	157,701	3,683,895
Nucor Corp.	100,649	4,435,601
Reliance Steel & Aluminum Co.	23,459	1,418,800
Royal Gold, Inc.	19,328	1,190,412
Southern Copper Corp.	24,200	711,722
Steel Dynamics, Inc.	67,816	1,404,808
Tahoe Resources, Inc.	44,085	534,751
United States Steel Corp.	45,917	946,809

		26,360,526

Paper & Forest Products (0.0%)
Domtar Corp.	20,094	831,891
International Paper Co.	6,613	314,713

		1,146,604

Total Materials		145,306,334

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	1,729,273	61,423,777
CenturyLink, Inc.	200,608	5,893,863
Frontier Communications Corp.	316,529	1,566,818
Level 3 Communications, Inc.*	80,400	4,234,668
Verizon Communications, Inc.	658,463	30,692,129
Zayo Group Holdings, Inc.*	6,028	155,040

		103,966,295

Wireless Telecommunication Services (0.5%)
SBA Communications Corp., Class A*	20,700	2,379,879
Sprint Corp.*	234,281	1,068,321
Telephone & Data Systems, Inc.	308,334	9,065,020
T-Mobile US, Inc.*	86,570	3,356,319
U.S. Cellular Corp.*	60,641	2,284,346
Vodafone Group plc	867,029	3,131,291
Vodafone Group plc (ADR)	151,206	5,511,459

		26,796,635

Total Telecommunication Services		130,762,930

Utilities (4.1%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	154,580	8,188,103
Duke Energy Corp.	271,475	19,171,564
Edison International	219,454	12,197,253
Entergy Corp.	56,614	3,991,287
Eversource Energy	100,197	4,549,946
Exelon Corp.	414,638	13,027,926
FirstEnergy Corp.	134,946	4,392,492
Great Plains Energy, Inc.	48,619	1,174,635
Hawaiian Electric Industries, Inc.	33,864	1,006,777
ITC Holdings Corp.	30,900	994,362
NextEra Energy, Inc.	140,113	13,735,277
OGE Energy Corp.	62,960	1,798,767
Pepco Holdings, Inc.	79,822	2,150,405
Pinnacle West Capital Corp.	34,925	1,986,883
PPL Corp.	210,759	6,211,068
Southern Co.	286,505	12,004,560
Westar Energy, Inc.	41,687	1,426,529
Xcel Energy, Inc.	159,879	5,144,906

		113,152,740

Gas Utilities (0.2%)
AGL Resources, Inc.	37,787	1,759,363
Atmos Energy Corp.	31,816	1,631,524
National Fuel Gas Co.	26,645	1,569,124
Questar Corp.	55,424	1,158,916
UGI Corp.	246,291	8,484,725

		14,603,652

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	914,281	12,123,366
Calpine Corp.*	406,744	7,317,325
Dynegy, Inc.*	133,310	3,899,318
NRG Energy, Inc.	105,157	2,405,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Talen Energy Corp.*	2	$32
TerraForm Power, Inc., Class A*	15,300	581,094

		26,327,127

Multi-Utilities (1.3%)
Alliant Energy Corp.	35,670	2,058,872
Ameren Corp.	76,475	2,881,578
CenterPoint Energy, Inc.	135,698	2,582,333
CMS Energy Corp.	87,286	2,779,186
Consolidated Edison, Inc.	92,370	5,346,376
Dominion Resources, Inc.	177,912	11,896,976
DTE Energy Co.	56,539	4,220,071
MDU Resources Group, Inc.	61,394	1,199,025
NiSource, Inc.	100,104	4,563,741
PG&E Corp.	228,112	11,200,299
Public Service Enterprise Group, Inc.	159,579	6,268,263
SCANA Corp.	45,118	2,285,227
Sempra Energy	78,179	7,735,030
TECO Energy, Inc.	74,119	1,308,942
Vectren Corp.	26,044	1,002,173
WEC Energy Group, Inc.	99,587	4,478,416

		71,806,508

Water Utilities (0.1%)
American Water Works Co., Inc.	56,789	2,761,649
Aqua America, Inc.	55,768	1,365,758

		4,127,407

Total Utilities		230,017,434

Total Common Stocks (88.7%) (Cost $3,833,298,375)		5,008,899,715

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc. 4.750%	33,350	1,717,858

Total Consumer Staples		1,717,858

Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%	3,427	196,367

Machinery (0.0%)
Stanley Black & Decker, Inc. 6.250%	4,600	548,550

Total Industrials		744,917

Total Convertible Preferred Stock (0.1%) (Cost $2,299,598)		2,462,775

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.0%)
iShares® Core S&P 500 ETF	294	60,923
iShares® Morningstar Large-Cap ETF	7,529	908,449
iShares® Morningstar Large-Cap Growth ETF	21,660	2,569,526
iShares® Morningstar Large-Cap Value ETF	110,975	9,311,912
iShares® Russell 1000 ETF	531	61,617
iShares® Russell 1000 Growth ETF	25,570	2,531,686
iShares® Russell 1000 Value ETF	167,088	17,235,127
iShares® S&P 500 Growth ETF	22,200	2,527,692
iShares® S&P 500 Value ETF	99,341	9,160,234
Vanguard Growth ETF	25,290	2,707,295
Vanguard Large-Cap ETF	3,164	300,010
Vanguard Value ETF	112,701	9,394,755

Total Investment Companies (1.0%) (Cost $52,917,294)		56,769,226

SHORT-TERM INVESTMENT:
Investment Company (8.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	486,564,995	486,564,995

Total Short-Term Investments (8.6%) (Cost $486,564,995)		486,564,995

Total Investments (98.4%) (Cost $4,375,080,262)		5,554,696,711
Other Assets Less Liabilities (1.6%)		92,871,874

Net Assets (100%)		$5,647,568,585

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $43,063,532.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	4,503	September-15	$467,929,168	$462,548,160	$(5,381,008)
S&P MidCap 400 E-Mini Index	620	September-15	94,589,646	92,882,200	(1,707,446)

					$(7,088,454)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$430,589,625	$—	$—	$430,589,625
Consumer Staples	315,738,053	20,317,796	—	336,055,849
Energy	611,093,649	—	—	611,093,649
Financials	1,413,328,138	—	—	1,413,328,138
Health Care	649,098,446	3,281,522	—	652,379,968
Industrials	487,354,136	—	—	487,354,136
Information Technology	572,011,652	—	—	572,011,652
Materials	145,306,334	—	—	145,306,334
Telecommunication Services	127,135,379	3,627,551	—	130,762,930
Utilities	230,017,434	—	—	230,017,434
Convertible Preferred Stocks
Consumer Staples	1,717,858	—	—	1,717,858
Industrials	744,917	—	—	744,917
Investment Companies
Exchange Traded Funds (ETFs)	56,769,226	—	—	56,769,226
Short-Term Investments	486,564,995	—	—	486,564,995

Total Assets	$5,527,469,842	$27,226,869	$—	$5,554,696,711

Liabilities:
Futures	$(7,088,454)	$—	$—	$(7,088,454)

Total Liabilities	$(7,088,454)	$—	$—	$(7,088,454)

Total	$5,520,381,388	$27,226,869	$—	$5,547,608,257

There were no transfers between Levels 1, 2 or 3 during the six month ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(7,088,454	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$4,985,809	$4,985,809

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(10,483,254)	$(10,483,254)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $306,247,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$930,199,600
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,583,757,200

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,113,995,094
Aggregate gross unrealized depreciation	(94,599,830)

Net unrealized appreciation	$1,019,395,264

Federal income tax cost of investments	$4,535,301,447

For the six months ended June 30, 2015, the Portfolio incurred approximately $5,060 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investment at value (Cost $4,375,080,262)	$5,554,696,711
Cash	59,598,322
Cash held as collateral at broker	3,080,000
Receivable for securities sold	507,502,960
Dividends, interest and other receivables	7,314,953
Receivable from Separate Accounts for Trust shares sold	70,077
Other assets	56,165

Total assets	6,132,319,188

LIABILITIES
Payable for securities purchased	476,263,769
Payable to Separate Accounts for Trust shares redeemed	2,201,911
Investment management fees payable	2,168,556
Due to broker for futures variation margin	2,090,315
Distribution fees payable – Class IB	736,496
Administrative fees payable	586,102
Distribution fees payable – Class IA	232,246
Trustees’ fees payable	57,533
Accrued expenses	413,675

Total liabilities	484,750,603

NET ASSETS	$5,647,568,585

Net assets were comprised of:
Paid in capital	$5,297,086,201
Accumulated undistributed net investment income (loss)	42,422,158
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(864,470,583)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,172,530,809

Net assets	$5,647,568,585

Class IA
Net asset value, offering and redemption price per share, $1,107,138,540 / 70,031,563 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.81

Class IB
Net asset value, offering and redemption price per share, $3,504,869,330 / 222,216,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.77

Class K
Net asset value, offering and redemption price per share, $1,035,560,715 / 65,428,718 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $116,779 foreign withholding tax)	$64,236,880
Interest	128,004

Total income	64,364,884

EXPENSES
Investment management fees	13,186,413
Distribution fees – Class IB	4,513,760
Administrative fees	3,582,925
Distribution fees – Class IA	1,409,757
Printing and mailing expenses	151,243
Custodian fees	117,363
Trustees’ fees	72,398
Professional fees	71,683
Miscellaneous	76,807

Total expenses	23,182,349

NET INVESTMENT INCOME (LOSS)	41,182,535

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	389,179,539
Futures	4,985,809
Foreign currency transactions	(18,740)

Net realized gain (loss)	394,146,608

Change in unrealized appreciation (depreciation) on:
Investments	(427,799,404)
Futures	(10,483,254)
Foreign currency translations	6,557

Net change in unrealized appreciation (depreciation)	(438,276,101)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(44,129,493)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,946,958)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014 (af)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,182,535	$78,351,214
Net realized gain (loss) on investments, futures and foreign currency transactions	394,146,608	381,173,589
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(438,276,101)	197,289,190

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,946,958)	656,813,993

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,176,368)
Class IB	—	(49,276,589)
Class K	—	(17,008,685)

TOTAL DIVIDENDS:	—	(81,461,642)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 341,295 and 4,294,981 shares, respectively ]	5,430,659	65,202,854
Capital shares issued in connection with merger (Note 9) [ 0 and 697,490 shares, respectively ]	—	10,605,466
Capital shares issued in reinvestment of dividends [ 0 and 961,037 shares, respectively ]	—	15,176,368
Capital shares repurchased [ (3,252,234) and (7,793,222) shares, respectively ]	(51,757,411)	(117,261,923)

Total Class IA transactions	(46,326,752)	(26,277,235)

Class IB
Capital shares sold [ 822,857 and 2,722,544 shares, respectively ]	13,034,898	40,814,338
Capital shares issued in connection with merger (Note 9) [ 0 and 5,954,139 shares, respectively ]	—	90,323,958
Capital shares issued in reinvestment of dividends [ 0 and 3,127,677 shares, respectively ]	—	49,276,589
Capital shares repurchased [ (15,681,471) and (45,006,539) shares, respectively ]	(248,761,741)	(672,367,310)

Total Class IB transactions	(235,726,843)	(491,952,425)

Class K
Capital shares sold [ 332,645 and 1,275,330 shares, respectively ]	5,288,176	18,993,431
Capital shares issued in connection with merger (Note 9) [ 0 and 39,587,691 shares, respectively ]	—	602,585,067
Capital shares issued in reinvestment of dividends [ 0 and 1,077,254 shares, respectively ]	—	17,008,685
Capital shares repurchased [ (3,636,882) and (15,050,409) shares, respectively ]	(57,818,980)	(229,947,598)

Total Class K transactions	(52,530,804)	408,639,585

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(334,584,399)	(109,590,075)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(337,531,357)	465,762,276
NET ASSETS:
Beginning of period	5,985,099,942	5,519,337,666

End of period (a)	$5,647,568,585	$5,985,099,942

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$42,422,158	$1,239,623

(af) On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.83	$14.29	$10.89	$9.55	$10.19	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.20	0.17	0.16	0.13	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.13)	1.55	3.37	1.35	(0.63)	1.05

Total from investment operations	(0.02)	1.75	3.54	1.51	(0.50)	1.18

Less distributions:
Dividends from net investment income	—	(0.21)	(0.14)	(0.17)	(0.14)	(0.14)

Net asset value, end of period	$15.81	$15.83	$14.29	$10.89	$9.55	$10.19

Total return (b)	(0.13)%	12.25%	32.54%	15.83%	(4.84)%	12.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,107,139	$1,154,355	$1,068,537	$891,848	$872,363	$2,027,488
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.86%	0.89%	0.91%	0.65%	0.66%
After waivers and fees paid indirectly (a)(f)	0.85%	0.86%	0.88%	0.91%	0.64%	0.66%
Before waivers and fees paid indirectly (a)(f)	0.85%	0.86%	0.89%	0.91%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.38%	1.33%	1.31%	1.52%	1.26%	1.33%
After waivers and fees paid indirectly (a)(f)	1.38%	1.33%	1.32%	1.52%	1.27%	1.34%
Before waivers and fees paid indirectly (a)(f)	1.38%	1.33%	1.31%	1.52%	1.26%	1.33%
Portfolio turnover rate (z)^	17%	21%	37%	25%	33%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.79	$14.26	$10.87	$9.53	$10.17	$9.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.20	0.18	0.16	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.13)	1.54	3.35	1.35	(0.63)	1.06

Total from investment operations	(0.02)	1.74	3.53	1.51	(0.52)	1.16

Less distributions:
Dividends from net investment income	—	(0.21)	(0.14)	(0.17)	(0.12)	(0.11)

Net asset value, end of period	$15.77	$15.79	$14.26	$10.87	$9.53	$10.17

Total return (b)	(0.13)%	12.20%	32.50%	15.86%	(5.09)%	12.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,504,869	$3,743,107	$3,852,949	$1,340,073	$1,328,547	$1,605,171
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.86%	0.89%	0.91%	0.90%	0.91%
After waivers and fees paid indirectly (a)(f)	0.85%	0.86%	0.88%	0.91%	0.89%	0.91%
Before waivers and fees paid indirectly (a)(f)	0.85%	0.86%	0.89%	0.91%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.37%	1.33%	1.35%	1.52%	1.09%	1.09%
After waivers and fees paid indirectly (a)(f)	1.37%	1.33%	1.35%	1.52%	1.10%	1.09%
Before waivers and fees paid indirectly (a)(f)	1.37%	1.33%	1.35%	1.52%	1.09%	1.09%
Portfolio turnover rate (z)^	17%	21%	37%	25%	33%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$15.82	$14.29	$10.89	$9.55	$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.23	0.20	0.18	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.12)	1.55	3.38	1.36	0.39

Total from investment operations	0.01	1.78	3.58	1.54	0.45

Less distributions:
Dividends from net investment income	—	(0.25)	(0.18)	(0.20)	(0.14)

Net asset value, end of period	$15.83	$15.82	$14.29	$10.89	$9.55

Total return (b)	0.06%	12.46%	32.87%	16.13%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,035,561	$1,087,638	$597,851	$677,124	$776,313
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.61%	0.64%	0.66%	0.65%
After waivers and fees paid indirectly (a)(f)	0.60%	0.61%	0.63%	0.66%	0.65%
Before waivers and fees paid indirectly (a)(f)	0.60%	0.61%	0.64%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.63%	1.55%	1.56%	1.76%	1.79%
After waivers and fees paid indirectly (a)(f)	1.63%	1.55%	1.57%	1.76%	1.79%
Before waivers and fees paid indirectly (a)(f)	1.63%	1.55%	1.56%	1.76%	1.79%
Portfolio turnover rate (z)^	17%	21%	37%	25%	33%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(af)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	24.9%
Exchange Traded Funds	9.8
Industrials	8.8
Consumer Discretionary	8.5
Information Technology	7.8
Energy	7.1
Utilities	6.7
Health Care	6.1
Investment Companies	5.7
Materials	4.9
Consumer Staples	3.6
Telecommunication Services	0.8
Cash and Other	5.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,020.10	$4.70
Hypothetical (5% average return before expenses)	1,000.00	1,020.15	4.70
Class IB
Actual	1,000.00	1,020.30	4.70
Hypothetical (5% average return before expenses)	1,000.00	1,020.15	4.70
Class K
Actual	1,000.00	1,021.40	3.45
Hypothetical (5% average return before expenses)	1,000.00	1,021.39	3.45

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.6%)
Gentex Corp.	53,686	$881,524
Goodyear Tire & Rubber Co.	403,561	12,167,364
Lear Corp.	6,898	774,370

		13,823,258

Automobiles (0.1%)
Harley-Davidson, Inc.	34,462	1,941,934

Distributors (0.0%)
Genuine Parts Co.	3,893	348,540

Diversified Consumer Services (0.3%)
Graham Holdings Co., Class B	1,275	1,370,689
H&R Block, Inc.	6,537	193,822
Steiner Leisure Ltd.*	106,391	5,721,708

		7,286,219

Hotels, Restaurants & Leisure (0.8%)
Aramark	5,644	174,795
Darden Restaurants, Inc.	36,938	2,625,553
Hyatt Hotels Corp., Class A*	12,400	702,956
International Game Technology plc*	10,938	194,259
MGM Resorts International*	151,546	2,765,714
Norwegian Cruise Line Holdings Ltd.*	115,554	6,475,646
Royal Caribbean Cruises Ltd.	62,914	4,950,703
Wendy’s Co.	100,048	1,128,541
Wynn Resorts Ltd.	3,464	341,793

		19,359,960

Household Durables (2.4%)
D.R. Horton, Inc.	189,682	5,189,699
Garmin Ltd.	43,480	1,910,076
Jarden Corp.*	157,367	8,143,742
Lennar Corp., Class A	160,122	8,172,627
Lennar Corp., Class B	1,056	45,535
Mohawk Industries, Inc.*	6,774	1,293,157
Newell Rubbermaid, Inc.	229,578	9,437,951
NVR, Inc.*	1,200	1,608,000
PulteGroup, Inc.	133,451	2,689,038
Toll Brothers, Inc.*	163,167	6,231,348
Tupperware Brands Corp.	1,005	64,863
Whirlpool Corp.	57,343	9,923,206

		54,709,242

Internet & Catalog Retail (0.2%)
HomeAway, Inc.*	23,581	733,841
Liberty Interactive Corp. QVC Group*	99,042	2,748,415

		3,482,256

Leisure Products (0.4%)
Brunswick Corp.	8,814	448,280
Hasbro, Inc.	7,636	571,096
Mattel, Inc.	123,694	3,177,699
Performance Sports Group Ltd.*	275,700	4,962,600
Vista Outdoor, Inc.*	20,559	923,099

		10,082,774

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	26,700	819,156
Cablevision Systems Corp. – New York Group, Class A	63,276	1,514,827
Clear Channel Outdoor Holdings, Inc., Class A	8,709	88,222
Discovery Communications, Inc., Class A*	5,084	169,094
Discovery Communications, Inc., Class C*	9,024	280,466
Gannett Co., Inc.*	121,074	1,693,818
Interpublic Group of Cos., Inc.	180,800	3,484,016
John Wiley & Sons, Inc., Class A	16,843	915,754
Liberty Broadband Corp.*	33,898	1,732,394
Liberty Media Corp.*	111,304	4,000,977
News Corp., Class A*	143,949	2,100,216
News Corp., Class B*	40,085	570,810
Quebecor, Inc., Class B	118,200	2,954,527
TEGNA, Inc.	242,147	7,765,654
Tribune Media Co., Class A	29,390	1,569,132

		29,659,063

Multiline Retail (0.4%)
Dillard’s, Inc., Class A	7,658	805,545
Family Dollar Stores, Inc.	2,083	164,161
J.C. Penney Co., Inc.*	112,101	949,496
Kohl’s Corp.	74,176	4,644,159
Macy’s, Inc.	34,832	2,350,115
Sears Holdings Corp.*	4,351	116,172

		9,029,648

Specialty Retail (1.4%)
Aaron’s, Inc.	171,774	6,219,937
Best Buy Co., Inc.	110,786	3,612,732
Cabela’s, Inc.*	16,796	839,464
CST Brands, Inc.	4,883	190,730
Dick’s Sporting Goods, Inc.	10,594	548,451
DSW, Inc., Class A	171,091	5,709,307
Foot Locker, Inc.	7,011	469,807
GameStop Corp., Class A	39,208	1,684,376
Murphy USA, Inc.*	15,428	861,191
Office Depot, Inc.*	164,640	1,425,782
Penske Automotive Group, Inc.	9,684	504,633
Staples, Inc.	617,073	9,447,388
Tiffany & Co.	10,163	932,963

		32,446,761

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	86,726	3,001,587
Fossil Group, Inc.*	2,870	199,063
Global Brands Group Holding Ltd.*	9,019,000	1,896,520
PVH Corp.	30,223	3,481,690
Ralph Lauren Corp.	20,646	2,732,705
Samsonite International S.A.	403,800	1,396,087

		12,707,652

Total Consumer Discretionary		194,877,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (3.6%)
Beverages (0.5%)
Brown-Forman Corp., Class A	561	$62,507
Brown-Forman Corp., Class B	3,355	336,104
Molson Coors Brewing Co., Class B	149,830	10,459,632
Treasury Wine Estates Ltd.	303,919	1,170,099

		12,028,342

Food & Staples Retailing (0.3%)
Rite Aid Corp.*	146,753	1,225,388
Sysco Corp.	148,873	5,374,315
Whole Foods Market, Inc.	11,128	438,888

		7,038,591

Food Products (2.3%)
B&G Foods, Inc.	195,055	5,564,919
Bunge Ltd.	52,600	4,618,280
Campbell Soup Co.	26,161	1,246,572
ConAgra Foods, Inc.	135,159	5,909,151
Ebro Foods S.A.	19,333	374,167
Flowers Foods, Inc.	360,388	7,622,206
Ingredion, Inc.	75,861	6,054,466
J.M. Smucker Co.	43,665	4,733,723
Kellogg Co.	9,033	566,369
Pilgrim’s Pride Corp.	20,978	481,865
Pinnacle Foods, Inc.	42,316	1,927,071
Post Holdings, Inc.*	152,665	8,233,223
Tyson Foods, Inc., Class A	102,408	4,365,653

		51,697,665

Household Products (0.3%)
Clorox Co.	9,862	1,025,846
Energizer Holdings, Inc.	45,893	6,037,224

		7,063,070

Personal Products (0.2%)
Avon Products, Inc.	159,051	995,659
Coty, Inc., Class A*	81,215	2,596,443
Herbalife Ltd.*	3,975	218,983
Nu Skin Enterprises, Inc., Class A	16,906	796,780

		4,607,865

Total Consumer Staples		82,435,533

Energy (7.1%)
Energy Equipment & Services (1.4%)
Cameron International Corp.*	70,047	3,668,362
Diamond Offshore Drilling, Inc.	23,742	612,781
Dril-Quip, Inc.*	14,257	1,072,839
Ensco plc, Class A	85,653	1,907,492
FMC Technologies, Inc.*	29,618	1,228,851
Frank’s International N.V.	12,940	243,790
Helmerich & Payne, Inc.	35,288	2,484,981
Nabors Industries Ltd.	120,835	1,743,649
National Oilwell Varco, Inc.	141,833	6,847,697
Noble Corp. plc	88,323	1,359,291
Oceaneering International, Inc.	29,795	1,388,149
Patterson-UTI Energy, Inc.	53,746	1,011,231
Rowan Cos., plc, Class A	45,880	968,527
RPC, Inc.	18,553	256,588

Seadrill Ltd.	136,833	1,414,853
Solar Cayman Ltd.(b)*†	90,472	9,047
Superior Energy Services, Inc.	55,447	1,166,605
Trican Well Service Ltd.	193,300	642,270
Weatherford International plc*	283,190	3,474,741

		31,501,744

Oil, Gas & Consumable Fuels (5.7%)
Antero Resources Corp.*	26,056	894,763
California Resources Corp.	115,825	699,583
Cheniere Energy, Inc.*	86,679	6,003,388
Chesapeake Energy Corp.	215,591	2,408,151
Cimarex Energy Co.	141,990	15,662,917
Cobalt International Energy, Inc.*	473,458	4,597,277
Concho Resources, Inc.*	44,024	5,012,573
CONSOL Energy, Inc.	84,342	1,833,595
Continental Resources, Inc.*	21,408	907,485
CVR Energy, Inc.	3,797	142,919
Denbury Resources, Inc.	133,388	848,348
Diamondback Energy, Inc.	102,851	7,752,908
Energen Corp.	62,155	4,245,187
EP Energy Corp., Class A*	13,498	171,830
EQT Corp.	55,917	4,548,289
Golar LNG Ltd.	32,834	1,536,631
Gulfport Energy Corp.*	35,753	1,439,058
Hess Corp.	92,372	6,177,839
HollyFrontier Corp.	119,040	5,081,818
Kosmos Energy Ltd.*	58,951	496,957
Laredo Petroleum, Inc.*	147,184	1,851,575
Marathon Oil Corp.	247,363	6,565,014
Murphy Oil Corp.	65,757	2,733,518
Newfield Exploration Co.*	166,801	6,024,852
Noble Energy, Inc.	188,681	8,052,905
ONEOK, Inc.	42,059	1,660,489
PBF Energy, Inc., Class A	31,387	892,019
Pioneer Natural Resources Co.	54,726	7,589,949
QEP Resources, Inc.	171,812	3,180,240
Range Resources Corp.	58,048	2,866,410
SM Energy Co.	24,928	1,149,679
Southwestern Energy Co.*	303,526	6,899,146
Targa Resources Corp.	10,525	939,041
Teekay Corp.	10,486	449,011
Tesoro Corp.	43,181	3,644,908
Whiting Petroleum Corp.*	75,059	2,521,982
World Fuel Services Corp.	21,653	1,038,261
WPX Energy, Inc.*	76,030	933,648

		129,454,163

Total Energy		160,955,907

Financials (24.9%)
Banks (5.9%)
Associated Banc-Corp	56,058	1,136,296
Bank of Hawaii Corp.	15,936	1,062,613
BankUnited, Inc.	359,283	12,909,038
BOK Financial Corp.	75,743	5,270,198
CIT Group, Inc.	154,904	7,201,487
Citizens Financial Group, Inc.	111,894	3,055,825
City National Corp./California	17,512	1,582,910
Comerica, Inc.	203,096	10,422,887
Commerce Bancshares, Inc./Missouri	30,292	1,416,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Cullen/Frost Bankers, Inc.	19,842	$1,559,184
East West Bancorp, Inc.	52,792	2,366,137
Fifth Third Bancorp	296,264	6,168,216
First Horizon National Corp.	397,306	6,225,785
First Niagara Financial Group, Inc.	129,858	1,225,860
First Republic Bank/California	144,195	9,088,611
Huntington Bancshares, Inc./Ohio	295,294	3,339,775
IBERIABANK Corp.	82,000	5,594,860
KeyCorp	310,373	4,661,802
M&T Bank Corp.	48,526	6,062,353
National Penn Bancshares, Inc.	340,377	3,839,453
PacWest Bancorp	37,562	1,756,399
People’s United Financial, Inc.	113,393	1,838,101
Popular, Inc.*	218,811	6,314,885
Regions Financial Corp.	491,251	5,089,360
Signature Bank/New York*	1,500	219,585
South State Corp.	50,700	3,852,693
SunTrust Banks, Inc./Georgia	188,653	8,115,852
SVB Financial Group*	7,094	1,021,394
Synovus Financial Corp.	48,502	1,494,832
TCF Financial Corp.	62,671	1,040,965
Zions Bancorp	325,709	10,336,375

		135,270,488

Capital Markets (1.1%)
Ameriprise Financial, Inc.	11,234	1,403,464
E*TRADE Financial Corp.*	106,064	3,176,617
Interactive Brokers Group, Inc., Class A	19,300	802,108
Invesco Ltd.	137,973	5,172,608
Legg Mason, Inc.	23,914	1,232,288
LPL Financial Holdings, Inc.	49,400	2,296,606
Northern Trust Corp.	85,242	6,517,603
Raymond James Financial, Inc.	46,718	2,783,458
TD Ameritrade Holding Corp.	14,191	522,513
Waddell & Reed Financial, Inc., Class A	1,890	89,416

		23,996,681

Consumer Finance (0.4%)
Ally Financial, Inc.*	162,407	3,642,789
Navient Corp.	142,985	2,603,757
Santander Consumer USA Holdings, Inc.*	30,840	788,579
SLM Corp.*	13,037	128,675
Springleaf Holdings, Inc.*	18,939	869,490
Synchrony Financial*	46,581	1,533,912

		9,567,202

Diversified Financial Services (0.8%)
Intercontinental Exchange, Inc.	26,203	5,859,253
Leucadia National Corp.	104,691	2,541,897
MSCI, Inc.	54,800	3,372,940
NASDAQ OMX Group, Inc.	42,260	2,062,711
Voya Financial, Inc.	83,121	3,862,633

		17,699,434

Insurance (7.4%)
Alleghany Corp.*	5,890	2,760,996

Allied World Assurance Co. Holdings AG	35,064	1,515,466
American Financial Group, Inc./Ohio	24,831	1,615,008
American National Insurance Co.	2,671	273,297
AmTrust Financial Services, Inc.	13,093	857,722
Arch Capital Group Ltd.*	45,522	3,048,153
Argo Group International Holdings Ltd.	68,640	3,823,248
Arthur J. Gallagher & Co.	27,179	1,285,567
Aspen Insurance Holdings Ltd.	22,635	1,084,217
Assurant, Inc.	24,839	1,664,213
Assured Guaranty Ltd.	55,277	1,326,095
Axis Capital Holdings Ltd.	36,990	1,974,156
Brown & Brown, Inc.	314,057	10,319,913
Cincinnati Financial Corp.	59,978	3,009,696
CNA Financial Corp.	9,855	376,560
CNO Financial Group, Inc.	145,500	2,669,925
Endurance Specialty Holdings Ltd.	117,532	7,721,852
Enstar Group Ltd.*	12,115	1,877,219
Everest Reinsurance Group Ltd.	16,228	2,953,658
FNF Group	102,875	3,805,346
Genworth Financial, Inc., Class A*	182,875	1,384,364
Hanover Insurance Group, Inc.	67,058	4,964,304
Hartford Financial Services Group, Inc.	153,520	6,381,826
HCC Insurance Holdings, Inc.	35,044	2,692,781
Infinity Property & Casualty Corp.	25,185	1,910,030
Lincoln National Corp.	92,668	5,487,799
Loews Corp.	114,227	4,398,882
Markel Corp.*	4,597	3,680,726
Mercury General Corp.	8,211	456,942
Navigators Group, Inc.*	49,075	3,806,257
Old Republic International Corp.	96,221	1,503,934
PartnerReinsurance Ltd.	17,422	2,238,727
Principal Financial Group, Inc.	107,707	5,524,292
ProAssurance Corp.	20,201	933,488
Progressive Corp.	215,103	5,986,317
Reinsurance Group of America, Inc.	124,067	11,770,236
RenaissanceReinsurance Holdings Ltd.	16,851	1,710,545
StanCorp Financial Group, Inc.	15,527	1,173,997
Torchmark Corp.	46,371	2,699,720
Unum Group	299,114	10,693,326
Validus Holdings Ltd.	31,084	1,367,385
W. R. Berkley Corp.	35,676	1,852,655
White Mountains Insurance Group Ltd.	2,188	1,433,009
Willis Group Holdings plc	357,900	16,785,510
XL Group plc	343,197	12,766,928

		167,566,287

Real Estate Investment Trusts (REITs) (8.4%)
Alexandria Real Estate Equities, Inc. (REIT)	26,457	2,313,929
American Assets Trust, Inc. (REIT)	102,434	4,016,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

American Campus Communities, Inc. (REIT)	41,849	$1,577,289
American Capital Agency Corp. (REIT)	129,224	2,373,845
American Homes 4 Rent (REIT), Class A	61,485	986,219
American Realty Capital Properties, Inc. (REIT)	334,259	2,717,526
Annaly Capital Management, Inc. (REIT)	346,005	3,179,786
Apartment Investment & Management Co. (REIT), Class A	56,010	2,068,449
Apple Hospitality REIT, Inc. (REIT)	67,247	1,268,951
AvalonBay Communities, Inc. (REIT)	48,477	7,750,018
BioMed Realty Trust, Inc. (REIT)	75,449	1,459,184
Blackstone Mortgage Trust, Inc. (REIT), Class A	161,600	4,495,712
Boston Properties, Inc. (REIT)	5,188	627,955
Brandywine Realty Trust (REIT)	66,604	884,501
Brixmor Property Group, Inc. (REIT)	62,488	1,445,347
Camden Property Trust (REIT)	31,968	2,374,583
CBL & Associates Properties, Inc. (REIT)	62,098	1,005,988
Chimera Investment Corp. (REIT)	77,611	1,064,047
Columbia Property Trust, Inc. (REIT)	39,835	977,949
Communications Sales & Leasing, Inc. (REIT)	44,041	1,088,694
Corporate Office Properties Trust (REIT)	35,083	825,854
Corrections Corp. of America (REIT)	119,696	3,959,544
DDR Corp. (REIT)	111,909	1,730,113
Digital Realty Trust, Inc. (REIT)	21,759	1,450,890
Douglas Emmett, Inc. (REIT)	53,829	1,450,153
Duke Realty Corp. (REIT)	125,830	2,336,663
Empire State Realty Trust, Inc. (REIT), Class A	21,246	362,457
Equity Commonwealth (REIT)*	48,006	1,232,314
Equity LifeStyle Properties, Inc. (REIT)	101,400	5,331,612
Essex Property Trust, Inc. (REIT)	23,928	5,084,700
Extra Space Storage, Inc. (REIT)	78,700	5,132,814
Gaming and Leisure Properties, Inc. (REIT)	28,294	1,037,258
General Growth Properties, Inc. (REIT)	211,506	5,427,244
HCP, Inc. (REIT)	169,268	6,173,204
Health Care REIT, Inc. (REIT)	70,457	4,624,093
Healthcare Trust of America, Inc. (REIT), Class A	41,623	996,871

Home Properties, Inc. (REIT)	21,321	1,557,499
Hospitality Properties Trust (REIT)	45,969	1,324,827
Host Hotels & Resorts, Inc. (REIT)	278,229	5,517,281
Iron Mountain, Inc. (REIT)	46,464	1,440,384
iStar Financial, Inc. (REIT)*	386,734	5,151,297
Kilroy Realty Corp. (REIT)	32,499	2,182,308
Kimco Realty Corp. (REIT)	151,706	3,419,453
Liberty Property Trust (REIT)	55,165	1,777,416
Macerich Co. (REIT)	58,148	4,337,841
MFA Financial, Inc. (REIT)	138,218	1,021,431
Mid-America Apartment Communities, Inc. (REIT)	77,127	5,615,617
National Retail Properties, Inc. (REIT)	49,643	1,738,001
NorthStar Realty Finance Corp. (REIT)	127,151	2,021,701
Omega Healthcare Investors, Inc. (REIT)	48,617	1,669,022
Outfront Media, Inc. (REIT)	50,058	1,263,464
Paramount Group, Inc. (REIT)	64,488	1,106,614
Piedmont Office Realty Trust, Inc. (REIT), Class A	57,603	1,013,237
Plum Creek Timber Co., Inc. (REIT)	37,782	1,532,816
Post Properties, Inc. (REIT)	13,739	746,989
Prologis, Inc. (REIT)	191,742	7,113,628
Rayonier, Inc. (REIT)	46,273	1,182,275
Realty Income Corp. (REIT)	85,519	3,796,188
Regency Centers Corp. (REIT)	34,774	2,050,971
Retail Properties of America, Inc. (REIT), Class A	87,745	1,222,288
Senior Housing Properties Trust (REIT)	87,981	1,544,067
SL Green Realty Corp. (REIT)	71,247	7,829,333
Spirit Realty Capital, Inc. (REIT)	164,821	1,593,819
Starwood Property Trust, Inc. (REIT)	89,180	1,923,613
Taubman Centers, Inc. (REIT)	1,226	85,207
Two Harbors Investment Corp. (REIT)	138,226	1,346,321
UDR, Inc. (REIT)	95,316	3,052,971
Ventas, Inc. (REIT)	105,389	6,543,603
Vornado Realty Trust (REIT)	68,761	6,527,482
Weingarten Realty Investors (REIT)	45,619	1,491,285
Weyerhaeuser Co. (REIT)	173,544	5,466,636
WP Carey, Inc. (REIT)	38,825	2,288,345
WP GLIMCHER, Inc. (REIT)	67,623	914,939

		191,242,362

Real Estate Management & Development (0.4%)
Forest City Enterprises, Inc., Class A*	273,917	6,053,566
Howard Hughes Corp.*	8,656	1,242,482
Jones Lang LaSalle, Inc.	4,580	783,180
Realogy Holdings Corp.*	33,741	1,576,379

		9,655,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.5%)
EverBank Financial Corp.	73,634	$1,446,908
Hudson City Bancorp, Inc.	193,426	1,911,049
Nationstar Mortgage Holdings, Inc.*	279,620	4,697,616
New York Community Bancorp, Inc.	162,183	2,980,924
TFS Financial Corp.	25,153	423,073

		11,459,570

Total Financials		566,457,631

Health Care (6.1%)
Biotechnology (0.1%)
Alkermes plc*	9,365	602,544
Alnylam Pharmaceuticals, Inc.*	4,938	591,918

		1,194,462

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	11,341	598,238
Boston Scientific Corp.*	1,119,751	19,819,593
Cooper Cos., Inc.	5,549	987,555
DENTSPLY International, Inc.	37,963	1,956,993
Hill-Rom Holdings, Inc.	1,934	105,074
Orthofix International N.V.*	136,024	4,505,115
St. Jude Medical, Inc.	44,803	3,273,755
Teleflex, Inc.	15,179	2,055,996
Zimmer Biomet Holdings, Inc.	58,443	6,383,729

		39,686,048

Health Care Providers & Services (2.4%)
Brookdale Senior Living, Inc.*	230,401	7,994,915
Catamaran Corp.*	142,898	8,728,210
Community Health Systems, Inc.*	43,228	2,722,067
DaVita HealthCare Partners, Inc.*	45,882	3,646,242
Health Net, Inc.*	23,627	1,514,963
Laboratory Corp. of America Holdings*	24,493	2,969,041
LifePoint Health, Inc.*	130,503	11,347,236
MEDNAX, Inc.*	14,389	1,066,369
Omnicare, Inc.	23,432	2,208,466
Patterson Cos., Inc.	14,441	702,555
Quest Diagnostics, Inc.	52,507	3,807,808
Universal American Corp.*	381,315	3,858,908
Universal Health Services, Inc., Class B	27,515	3,909,881
VCA, Inc.*	1,916	104,240

		54,580,901

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	45,871	627,515

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	121,604	4,691,482
Bio-Rad Laboratories, Inc., Class A*	7,576	1,141,022
Bio-Techne Corp.	7,943	782,147
PerkinElmer, Inc.	35,016	1,843,242
QIAGEN N.V.*	85,251	2,113,372

Quintiles Transnational Holdings, Inc.*	1,658	120,388
VWR Corp.*	5,045	134,853
WuXi PharmaTech Cayman, Inc. (ADR)*	62,900	2,658,154

		13,484,660

Pharmaceuticals (1.3%)
Almirall S.A.	287,466	5,682,136
Endo International plc*	41,776	3,327,459
Hospira, Inc.*	13,920	1,234,843
Mallinckrodt plc*	25,924	3,051,773
Ono Pharmaceutical Co., Ltd.	56,700	6,194,215
Perrigo Co. plc	43,599	8,058,403
UCB S.A.	21,370	1,534,050

		29,082,879

Total Health Care		138,656,465

Industrials (8.8%)
Aerospace & Defense (1.2%)
Curtiss-Wright Corp.	51,400	3,723,416
Esterline Technologies Corp.*	46,800	4,461,912
L-3 Communications Holdings, Inc.	30,138	3,417,047
Moog, Inc., Class A*	78,500	5,548,380
Orbital ATK, Inc.	89,401	6,558,457
Spirit AeroSystems Holdings, Inc., Class A*	3,754	206,883
Textron, Inc.	78,694	3,512,113
Triumph Group, Inc.	17,989	1,187,094

		28,615,302

Air Freight & Logistics (0.5%)
Hub Group, Inc., Class A*	258,978	10,447,173

Airlines (0.1%)
Copa Holdings S.A., Class A	12,023	992,980
JetBlue Airways Corp.*	71,398	1,482,222

		2,475,202

Building Products (0.3%)
Armstrong World Industries, Inc.*	5,101	271,781
Fortune Brands Home & Security, Inc.	37,607	1,723,153
Owens Corning, Inc.	43,153	1,780,061
Sanwa Holdings Corp.	289,900	2,442,186

		6,217,181

Commercial Services & Supplies (0.6%)
ADT Corp.	62,783	2,107,625
Brink’s Co.	74,486	2,192,123
Clean Harbors, Inc.*	6,986	375,428
KAR Auction Services, Inc.	34,334	1,284,092
Pitney Bowes, Inc.	45,022	936,908
R.R. Donnelley & Sons Co.	36,719	640,012
Republic Services, Inc.	88,788	3,477,826
Tyco International plc	18,871	726,156
Waste Connections, Inc.	45,012	2,120,965

		13,861,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.5%)
AECOM*	47,944	$1,585,987
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	35,811	1,791,982
Fluor Corp.	53,471	2,834,498
Jacobs Engineering Group, Inc.*	46,064	1,871,120
KBR, Inc.	52,929	1,031,057
Quanta Services, Inc.*	60,108	1,732,313

		10,846,957

Electrical Equipment (0.8%)
Babcock & Wilcox Co.	31,517	1,033,757
Generac Holdings, Inc.*	105,800	4,205,550
Hubbell, Inc., Class B	73,867	7,998,319
Regal Beloit Corp.	15,578	1,130,807
Sensata Technologies Holding N.V.*	87,200	4,598,928

		18,967,361

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	18,725	1,874,747
Roper Technologies, Inc.	22,635	3,903,632

		5,778,379

Machinery (3.0%)
AGCO Corp.	27,774	1,577,008
Allison Transmission Holdings, Inc.	29,811	872,270
Barnes Group, Inc.	175,142	6,828,787
Colfax Corp.*	137,222	6,332,795
Crane Co.	17,474	1,026,248
Donaldson Co., Inc.	4,752	170,122
Dover Corp.	148,422	10,416,256
Flowserve Corp.	26,165	1,377,849
IDEX Corp.	2,371	186,313
Ingersoll-Rand plc	90,060	6,071,845
ITT Corp.	32,141	1,344,779
Joy Global, Inc.	35,764	1,294,657
Kennametal, Inc.	148,855	5,078,933
Lincoln Electric Holdings, Inc.	2,362	143,822
Manitowoc Co., Inc.	49,451	969,240
Oshkosh Corp.	28,758	1,218,764
PACCAR, Inc.	12,488	796,859
Parker-Hannifin Corp.	42,927	4,993,698
Pentair plc	65,788	4,522,925
SPX Corp.	15,085	1,092,003
Stanley Black & Decker, Inc.	51,132	5,381,132
Terex Corp.	38,605	897,566
Timken Co.	28,204	1,031,420
Trinity Industries, Inc.	56,591	1,495,700
Valmont Industries, Inc.	8,220	977,111
Xylem, Inc.	66,055	2,448,659

		68,546,761

Marine (0.1%)
Kirby Corp.*	20,350	1,560,031

Professional Services (0.4%)
Dun & Bradstreet Corp.	9,242	1,127,524
IHS, Inc., Class A*	3,621	465,769
ManpowerGroup, Inc.	28,626	2,558,592
Nielsen N.V.	41,768	1,869,953

Towers Watson & Co., Class A	20,893	2,628,340

		8,650,178

Road & Rail (0.3%)
AMERCO	1,353	442,309
Genesee & Wyoming, Inc., Class A*	11,881	905,095
Kansas City Southern	40,394	3,683,933
Ryder System, Inc.	19,514	1,704,938

		6,736,275

Trading Companies & Distributors (0.7%)
Air Lease Corp.	35,682	1,209,620
Aircastle Ltd.	106,870	2,422,743
GATX Corp.	16,228	862,518
MSC Industrial Direct Co., Inc., Class A	11,992	836,682
NOW, Inc.*	39,291	782,284
Rexel S.A.	157,335	2,536,355
WESCO International, Inc.*	93,849	6,441,795

		15,091,997

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	25,216	2,083,598

Total Industrials		199,877,530

Information Technology (7.8%)
Communications Equipment (1.3%)
ARRIS Group, Inc.*	224,236	6,861,622
Brocade Communications Systems, Inc.	153,196	1,819,968
CommScope Holding Co., Inc.*	101,651	3,101,372
EchoStar Corp., Class A*	16,007	779,221
Harris Corp.	37,676	2,897,661
JDS Uniphase Corp.*	86,288	999,215
Juniper Networks, Inc.	483,504	12,556,599

		29,015,658

Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.*	153,804	8,582,263
Avnet, Inc.	49,334	2,028,121
Dolby Laboratories, Inc., Class A	18,248	724,081
FLIR Systems, Inc.	18,837	580,556
Gerber Scientific, Inc. (Escrow Shares)*†	1,953	—
Ingram Micro, Inc., Class A*	54,078	1,353,572
Jabil Circuit, Inc.	57,695	1,228,327
Keysight Technologies, Inc.*	61,399	1,915,035
Knowles Corp.*	87,435	1,582,573
National Instruments Corp.	31,769	935,915
Trimble Navigation Ltd.*	89,733	2,105,136

		21,035,579

Internet Software & Services (0.0%)
Zillow Group, Inc., Class A*	6,507	564,417

IT Services (1.4%)
Amdocs Ltd.	56,669	3,093,561
Black Knight Financial Services, Inc., Class A*	979	30,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Booz Allen Hamilton Holding Corp.	146,032	$3,685,848
Broadridge Financial Solutions, Inc.	43,559	2,178,385
Computer Sciences Corp.	50,670	3,325,979
CoreLogic, Inc.*	18,287	725,811
CSG Systems International, Inc.	66,795	2,114,730
DST Systems, Inc.	2,982	375,672
Fidelity National Information Services, Inc.	59,145	3,655,161
Leidos Holdings, Inc.	22,390	903,884
Paychex, Inc.	15,000	703,200
Teradata Corp.*	13,374	494,838
Vantiv, Inc., Class A*	171,785	6,560,469
Xerox Corp.	404,170	4,300,369

		32,148,129

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	75,872	3,884,646
Analog Devices, Inc.	9,920	636,715
Applied Materials, Inc.	183,571	3,528,235
Cree, Inc.*	39,809	1,036,228
Cypress Semiconductor Corp.*	120,890	1,421,666
First Solar, Inc.*	27,642	1,298,621
Freescale Semiconductor Ltd.*	3,588	143,412
Lam Research Corp.	16,673	1,356,349
Linear Technology Corp.	69,912	3,092,208
Marvell Technology Group Ltd.	165,258	2,178,927
Maxim Integrated Products, Inc.	67,688	2,340,313
Microsemi Corp.*	200,200	6,996,990
NVIDIA Corp.	196,634	3,954,310
ON Semiconductor Corp.*	12,770	149,281
Qorvo, Inc.*	74,800	6,004,196
SunEdison, Inc.*	8,157	243,976
SunPower Corp.*	18,470	524,733
Synaptics, Inc.*	31,400	2,723,479
Teradyne, Inc.	78,224	1,508,941
Xilinx, Inc.	72,550	3,203,808

		46,227,034

Software (1.4%)
Activision Blizzard, Inc.	184,165	4,458,635
ANSYS, Inc.*	26,673	2,433,644
Autodesk, Inc.*	21,400	1,071,605
CA, Inc.	115,597	3,385,836
Check Point Software Technologies Ltd.*	23,200	1,845,560
Nuance Communications, Inc.*	93,113	1,630,409
SS&C Technologies Holdings, Inc.	2,687	167,937
Symantec Corp.	249,268	5,795,481
Synopsys, Inc.*	52,718	2,670,167
Verint Systems, Inc.*	109,600	6,657,652
Zynga, Inc., Class A*	281,383	804,755

		30,921,681

Technology Hardware, Storage & Peripherals (0.8%)
3D Systems Corp.*	26,000	507,520
Lexmark International, Inc., Class A	22,458	992,644
NCR Corp.*	61,895	1,863,039
NetApp, Inc.	79,811	2,518,835

SanDisk Corp.	75,981	4,423,614
Western Digital Corp.	82,195	6,445,732

		16,751,384

Total Information Technology		176,663,882

Materials (4.9%)
Chemicals (2.2%)
Airgas, Inc.	19,152	2,025,899
Albemarle Corp.	41,002	2,266,181
Ashland, Inc.	22,375	2,727,512
Cabot Corp.	121,327	4,524,284
Celanese Corp.	131,606	9,459,839
Cytec Industries, Inc.	23,578	1,427,176
Eastman Chemical Co.	40,796	3,337,929
FMC Corp.	13,415	704,958
Huntsman Corp.	197,704	4,363,327
Methanex Corp.	158,400	8,816,544
Mosaic Co.	127,481	5,972,485
Platform Specialty Products Corp.*	37,008	946,665
Scotts Miracle-Gro Co., Class A	1,621	95,979
Sigma-Aldrich Corp.	26,645	3,712,981
Westlake Chemical Corp.	14,679	1,006,833

		51,388,592

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	21,154	2,993,503
Vulcan Materials Co.	42,154	3,537,985

		6,531,488

Containers & Packaging (0.8%)
AptarGroup, Inc.	18,785	1,197,919
Avery Dennison Corp.	2,436	148,450
Bemis Co., Inc.	89,474	4,027,225
Crown Holdings, Inc.*	28,262	1,495,342
Graphic Packaging Holding Co.	49,602	690,956
MeadWestvaco Corp.	61,340	2,894,635
Owens-Illinois, Inc.*	55,007	1,261,860
Packaging Corp. of America	29,300	1,830,957
Rock-Tenn Co., Class A	41,754	2,513,591
Sonoco Products Co.	37,087	1,589,549

		17,650,484

Metals & Mining (1.3%)
Alcoa, Inc.	447,008	4,984,139
Allegheny Technologies, Inc.	40,106	1,211,201
Freeport-McMoRan, Inc.	380,135	7,078,114
Newmont Mining Corp.	182,452	4,262,079
Nucor Corp.	116,791	5,146,979
Reliance Steel & Aluminum Co.	52,160	3,154,637
Royal Gold, Inc.	22,591	1,391,380
Steel Dynamics, Inc.	78,811	1,632,570
Tahoe Resources, Inc.	51,668	626,733
United States Steel Corp.	53,230	1,097,602

		30,585,434

Paper & Forest Products (0.3%)
Domtar Corp.	23,358	967,021
International Paper Co.	7,936	377,674
Louisiana-Pacific Corp.*	315,200	5,367,856

		6,712,551

Total Materials		112,868,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
CenturyLink, Inc.	206,089	$6,054,895
Frontier Communications Corp.	368,407	1,823,614
Level 3 Communications, Inc.*	93,134	4,905,368
Zayo Group Holdings, Inc.*	7,268	186,933

		12,970,810

Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	23,974	2,756,291
Sprint Corp.*	271,377	1,237,479
Telephone & Data Systems, Inc.	34,220	1,006,068
U.S. Cellular Corp.*	4,872	183,528

		5,183,366

Total Telecommunication Services		18,154,176

Utilities (6.7%)
Electric Utilities (2.7%)
Cleco Corp.	14,299	770,001
Edison International	119,143	6,621,968
Entergy Corp.	65,504	4,618,032
Eversource Energy	116,379	5,284,770
FirstEnergy Corp.	154,383	5,025,167
Great Plains Energy, Inc.	169,384	4,092,318
Hawaiian Electric Industries, Inc.	39,238	1,166,546
ITC Holdings Corp.	141,793	4,562,899
OGE Energy Corp.	73,532	2,100,809
Pepco Holdings, Inc.	92,736	2,498,308
Pinnacle West Capital Corp.	40,427	2,299,892
Portland General Electric Co.	133,500	4,426,860
PPL Corp.	244,779	7,213,637
Westar Energy, Inc.	133,833	4,579,765
Xcel Energy, Inc.	185,313	5,963,372

		61,224,344

Gas Utilities (0.9%)
AGL Resources, Inc.	43,981	2,047,756
Atmos Energy Corp.	36,869	1,890,642
National Fuel Gas Co.	31,418	1,850,206
Questar Corp.	65,385	1,367,200
UGI Corp.	390,831	13,464,128

		20,619,932

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	250,592	3,322,850
Calpine Corp.*	120,717	2,171,699
NRG Energy, Inc.	122,145	2,794,678
Talen Energy Corp.*	1	9
TerraForm Power, Inc., Class A*	17,643	670,081

		8,959,317

Multi-Utilities (2.5%)
Alliant Energy Corp.	69,425	4,007,211
Ameren Corp.	88,627	3,339,465
CenterPoint Energy, Inc.	158,029	3,007,292
CMS Energy Corp.	101,061	3,217,782
Consolidated Edison, Inc.	106,856	6,184,825
DTE Energy Co.	65,431	4,883,770
MDU Resources Group, Inc.	72,456	1,415,066
NiSource, Inc.	115,953	5,286,297
Public Service Enterprise Group, Inc.	184,934	7,264,208
SCANA Corp.	52,265	2,647,222

Sempra Energy	90,454	8,949,519
TECO Energy, Inc.	86,541	1,528,314
Vectren Corp.	30,311	1,166,367
WEC Energy Group, Inc.	115,157	5,178,596

		58,075,934

Water Utilities (0.2%)
American Water Works Co., Inc.	65,578	3,189,058
Aqua America, Inc.	64,987	1,591,532

		4,780,590

Total Utilities		153,660,117

Total Common Stocks (79.2%) (Cost $1,457,699,336)		1,804,607,097

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares® Core S&P Mid-Cap ETF	3,855	578,173
iShares® Morningstar Mid-Cap ETF	6,466	977,724
iShares® Morningstar Mid-Cap Growth ETF	38,930	6,409,435
iShares® Morningstar Mid-Cap Value ETF‡	131,037	16,205,346
iShares® Russell Mid-Cap ETF	2,905	494,750
iShares® Russell Mid-Cap Growth ETF	77,754	7,530,475
iShares® Russell Mid-Cap Value ETF	902,875	66,596,060
iShares® S&P Mid-Cap 400 Growth ETF	58,000	9,831,000
iShares® S&P Mid-Cap 400 Value ETF	422,221	54,449,620
SPDR® S&P 400 MidCap Value ETF	23,094	1,986,084
Vanguard Mid-Cap Growth ETF	58,000	6,181,060
Vanguard Mid-Cap Value Index Fund	576,900	52,249,833

Total Investment Companies (9.8%) (Cost $125,900,151)		223,489,560

SHORT-TERM INVESTMENT:
Investment Company (5.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	130,038,777	130,038,777

Total Short-Term Investments (5.7%) (Cost $130,038,778)		130,038,777

Total Investments (94.7%) (Cost $1,713,638,265)		2,158,135,434
Other Assets Less Liabilities (5.3%)		119,804,955

Net Assets (100%)		$2,277,940,389

*	Non-income producing.
†	Securities (totaling $9,047 or 0.0% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid-Cap Value ETF	$31,142,108	$—	$11,947,018	$16,205,346	$201,784	$3,064,105

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	437	September-15	$55,121,297	$54,642,480	$(478,817)
S&P 500 E-Mini Index	532	September-15	55,835,693	54,647,040	(1,188,653)
S&P MidCap 400 E-Mini Index	729	September-15	111,421,074	109,211,490	(2,209,584)

					$(3,877,054)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$191,584,700	$3,292,607	$—		$194,877,307
Consumer Staples	80,891,267	1,544,266	—		82,435,533
Energy	160,946,860	—	9,047		160,955,907
Financials	566,457,631	—	—		566,457,631
Health Care	125,246,064	13,410,401	—		138,656,465
Industrials	194,898,989	4,978,541	—		199,877,530
Information Technology	176,663,882	—	—	(a)	176,663,882
Materials	112,868,549	—	—		112,868,549
Telecommunication Services	18,154,176	—	—		18,154,176
Utilities	153,660,117	—	—		153,660,117
Investment Companies
Exchange Traded Funds (ETFs)	223,489,560	—	—		223,489,560
Short-Term Investments	130,038,777	—	—		130,038,777

Total Assets	$2,134,900,572	$23,225,815	$9,047		$2,158,135,434

Liabilities:
Futures	$(3,877,054)	$—	$—		$(3,877,054)

Total Liabilities	$(3,877,054)	$—	$—		$(3,877,054)

Total	$2,131,023,518	$23,225,815	$9,047		$2,154,258,380

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,877,054	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(29,208)	$(29,208)
Equity contracts	34,225,649	—	34,225,649

Total	$34,225,649	$(29,208)	$34,196,441

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(12,418,130)	$(12,418,130)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $27,000 for one month and futures contracts with an average notional balance of approximately $438,044,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$623,795,217
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$509,602,374

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$479,484,508
Aggregate gross unrealized depreciation	(52,374,923)

Net unrealized appreciation	$427,109,585

Federal income tax cost of investments	$1,731,025,849

For the six months ended June 30, 2015, the Portfolio incurred approximately $504 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,118,682)	$16,205,346
Unaffiliated Issuers (Cost $1,704,519,583)	2,141,930,088
Cash	111,078,835
Cash held as collateral at broker	9,587,900
Receivable for securities sold	249,086,073
Dividends, interest and other receivables	3,012,042
Due from broker for futures variation margin	410,105
Receivable from Separate Accounts for Trust shares sold	129,317
Other assets	23,299

Total assets	2,531,463,005

LIABILITIES
Payable for securities purchased	251,036,323
Investment management fees payable	1,041,849
Payable to Separate Accounts for Trust shares redeemed	501,226
Distribution fees payable – Class IB	425,221
Administrative fees payable	236,867
Distribution fees payable – Class IA	50,267
Trustees’ fees payable	8,937
Accrued expenses	221,926

Total liabilities	253,522,616

NET ASSETS	$2,277,940,389

Net assets were comprised of:
Paid in capital	$1,947,385,288
Accumulated undistributed net investment income (loss)	4,365,881
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(114,427,840)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	440,617,060

Net assets	$2,277,940,389

Class IA
Net asset value, offering and redemption price per share, $239,084,606 / 15,204,749 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.72

Class IB
Net asset value, offering and redemption price per share, $2,020,675,446 / 129,607,636 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.59

Class K
Net asset value, offering and redemption price per share, $18,180,337 / 1,154,768 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($201,784 of dividend income received from affiliates) (net of $69,670 foreign withholding tax)	$15,984,430
Interest	207,119

Total income	16,191,549

EXPENSES
Investment management fees	6,323,932
Distribution fees – Class IB	2,586,491
Administrative fees	1,440,853
Distribution fees – Class IA	304,314
Custodian fees	83,801
Printing and mailing expenses	60,557
Professional fees	49,279
Trustees’ fees	26,838
Miscellaneous	28,862

Total expenses	10,904,927

NET INVESTMENT INCOME (LOSS)	5,286,622

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($3,064,105 of realized gain (loss) from affiliates)	119,453,711
Futures	34,225,649
Foreign currency transactions	(8,386)

Net realized gain (loss)	153,670,974

Change in unrealized appreciation (depreciation) on:
Investments ($(2,989,744) of change in unrealized appreciation (depreciation) from affiliates)	(98,266,165)
Futures	(12,418,130)
Foreign currency translations	(890)

Net change in unrealized appreciation (depreciation)	(110,685,185)

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,985,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,272,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,286,622	$12,071,298
Net realized gain (loss) on investments, futures and foreign currency transactions	153,670,974	227,743,009
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(110,685,185)	2,605,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,272,411	242,419,933

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,399,652)
Class IB	—	(11,930,675)
Class K	—	(147,785)

TOTAL DIVIDENDS:	—	(13,478,112)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 209,853 and 589,718 shares, respectively ]	3,336,751	8,578,653
Capital shares issued in reinvestment of dividends [ 0 and 91,494 shares, respectively ]	—	1,399,652
Capital shares repurchased [ (892,504) and (2,179,211) shares, respectively ]	(14,111,480)	(32,049,136)

Total Class IA transactions	(10,774,729)	(22,070,831)

Class IB
Capital shares sold [ 1,125,579 and 4,050,192 shares, respectively ]	17,643,004	58,827,778
Capital shares issued in reinvestment of dividends [ 0 and 786,581 shares, respectively ]	—	11,930,675
Capital shares repurchased [ (8,047,964) and (21,205,604) shares, respectively ]	(126,184,024)	(307,426,735)

Total Class IB transactions	(108,541,020)	(236,668,282)

Class K
Capital shares sold [ 84,293 and 304,893 shares, respectively ]	1,331,100	4,530,507
Capital shares issued in reinvestment of dividends [ 0 and 9,662 shares, respectively ]	—	147,785
Capital shares repurchased [ (104,279) and (254,124) shares, respectively ]	(1,655,570)	(3,735,602)

Total Class K transactions	(324,470)	942,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(119,640,219)	(257,796,423)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,367,808)	(28,854,602)
NET ASSETS:
Beginning of period	2,349,308,197	2,378,162,799

End of period (a)	$2,277,940,389	$2,349,308,197

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,365,881	$(920,741)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.41	$13.98	$10.56	$9.01	$10.03	$8.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.08	0.06	0.08	0.11	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.27	1.44	3.43	1.60	(1.02)	1.75

Total from investment operations	0.31	1.52	3.49	1.68	(0.91)	1.86

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.13)	(0.11)	(0.12)

Net asset value, end of period	$15.72	$15.41	$13.98	$10.56	$9.01	$10.03

Total return (b)	2.01%	10.87%	33.02%	18.61%	(9.04)%	22.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,085	$244,859	$243,066	$205,787	$199,783	$281,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.95%	0.97%	0.99%	0.72%	0.74%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	0.99%	0.72%	0.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	0.99%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.45%	0.51%	0.47%	0.83%	1.11%	1.24%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.51%	0.47%	0.83%	1.11%	1.24%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.51%	0.47%	0.83%	1.11%	1.24%
Portfolio turnover rate (z)^	27%	26%	38%	27%	29%	35%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$15.28	$13.86	$10.47	$8.93	$9.96		$8.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.07	0.06	0.08	0.09		0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.27	1.44	3.40	1.59	(1.03)		1.75

Total from investment operations	0.31	1.51	3.46	1.67	(0.94)		1.84

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.13)	(0.09)		(0.09)

Net asset value, end of period	$15.59	$15.28	$13.86	$10.47	$8.93		$9.96

Total return (b)	2.03%	10.88%	33.01%	18.65%	(9.44)%		22.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,020,675	$2,086,343	$2,119,517	$1,472,191	$1,396,220		$1,752,837
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.95%	0.97%	0.99%	0.97	%(c)	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	0.99%	0.97	%(c)	0.98%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	0.99%	0.98%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.45%	0.51%	0.49%	0.84%	0.88%		1.01%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.51%	0.49%	0.84%	0.88%		1.01%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.51%	0.49%	0.84%	0.87%		1.01%
Portfolio turnover rate (z)^	27%	26%	38%	27%	29%		35%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$15.41	$13.98	$10.56	$9.01	$9.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.09	0.11	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.27	1.45	3.43	1.59	0.05

Total from investment operations	0.33	1.56	3.52	1.70	0.08

Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)	(0.15)	(0.11)

Net asset value, end of period	$15.74	$15.41	$13.98	$10.56	$9.01

Total return (b)	2.14%	11.14%	33.35%	18.91%	0.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,180	$18,105	$15,579	$11,434	$9,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.70%	0.72%	0.74%	0.67%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.69%	0.70%	0.72%	0.74%	0.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.69%	0.70%	0.72%	0.74%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.77%	0.73%	1.10%	3.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.77%	0.73%	1.10%	3.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.77%	0.73%	1.10%	3.43%
Portfolio turnover rate (z)^	27%	26%	38%	27%	29%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Energy	68.9%
Materials	28.8
Consumer Staples	2.0
Investment Companies	0.5
Industrials	0.1
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$936.10	$4.60
Hypothetical (5% average return before expenses)	1,000.00	1,020.05	4.80
Class K
Actual	1,000.00	937.30	3.36
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.96% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Chemicals (7.2%)
Fertilizers & Agricultural Chemicals (7.2%)
Agrium, Inc.	833	$88,282
CF Industries Holdings, Inc.	1,462	93,977
Israel Chemicals Ltd.	3,088	21,577
Israel Corp., Ltd.	19	6,701
K+S AG (Registered)	1,168	49,202
Monsanto Co.	2,950	314,440
Mosaic Co.	2,021	94,684
Potash Corp. of Saskatchewan, Inc.	5,071	157,043
Syngenta AG (Registered)	567	230,451
Yara International ASA	1,091	56,829

Total Chemicals		1,113,186

Construction & Engineering (0.1%)
Construction & Engineering (0.1%)
OCI N.V.*	514	14,526

Total Construction & Engineering		14,526

Food Products (2.0%)
Agricultural Products (2.0%)
Archer-Daniels-Midland Co.	3,869	186,563
Bunge Ltd.	888	77,967
Golden Agri-Resources Ltd.	42,657	12,985
Wilmar International Ltd.	10,966	26,706

Total Food Products		304,221

Metals & Mining (19.7%)
Aluminum (0.9%)
Alcoa, Inc.	7,455	83,123
Alumina Ltd.	15,335	18,103
Norsk Hydro ASA	8,166	34,422

		135,648

Diversified Metals & Mining (12.3%)
Anglo American plc	8,519	122,946
Antofagasta plc	2,405	26,055
BHP Billiton Ltd.	19,502	407,015
BHP Billiton plc	12,883	252,828
Boliden AB	1,669	30,421
First Quantum Minerals Ltd.	4,203	54,952
Freeport-McMoRan, Inc.	6,343	118,107
Glencore plc*	67,839	272,129
Iluka Resources Ltd.	2,542	15,063
Mitsubishi Materials Corp.	6,543	25,127
Rio Tinto Ltd.	2,646	109,732
Rio Tinto plc	7,762	318,805
South32 Ltd.*	32,326	44,645
Sumitomo Metal Mining Co., Ltd.	2,792	42,512
Teck Resources Ltd., Class B	3,457	34,265
Turquoise Hill Resources Ltd.*	6,137	23,339

		1,897,941

Gold (2.9%)
Agnico Eagle Mines Ltd.	1,312	37,249
Barrick Gold Corp.	7,106	75,953
Eldorado Gold Corp.	4,370	18,124
Franco-Nevada Corp.	952	45,405
Goldcorp, Inc.	4,965	80,577

Kinross Gold Corp.*	6,980	16,262
Newcrest Mining Ltd.*	4,655	46,762
Newmont Mining Corp.	3,227	75,383
Randgold Resources Ltd.	567	38,175
Yamana Gold, Inc.	5,719	17,216

		451,106

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,349	14,710

Silver (0.3%)
Silver Wheaton Corp.	2,463	42,693

Steel (3.2%)
ArcelorMittal S.A.	6,095	59,341
Fortescue Metals Group Ltd.	9,453	13,930
Hitachi Metals Ltd.	1,350	20,749
JFE Holdings, Inc.	3,069	68,121
Kobe Steel Ltd.	18,682	31,446
Maruichi Steel Tube Ltd.	283	7,030
Nippon Steel & Sumitomo Metal Corp.	45,315	117,522
Nucor Corp.	1,946	85,760
ThyssenKrupp AG	2,244	58,378
voestalpine AG	684	28,466

		490,743

Total Metals & Mining		3,032,841

Oil, Gas & Consumable Fuels (68.9%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	2,414	34,538
CONSOL Energy, Inc.	1,405	30,545

		65,083

Integrated Oil & Gas (49.0%)
BG Group plc	20,826	346,699
BP plc	111,272	734,574
Cenovus Energy, Inc.	5,029	80,408
Chevron Corp.	11,469	1,106,414
Eni S.p.A.	15,517	275,402
Exxon Mobil Corp.	25,586	2,128,755
Galp Energia SGPS S.A.	2,352	27,585
Hess Corp.	1,570	105,002
Husky Energy, Inc.	2,101	40,186
Imperial Oil Ltd.	1,810	69,922
Occidental Petroleum Corp.	4,700	365,519
OMV AG	899	24,736
Origin Energy Ltd.	6,718	62,044
Repsol S.A.	6,474	113,676
Royal Dutch Shell plc, Class A	38,641	1,089,462
Statoil ASA	6,777	121,097
Suncor Energy, Inc.	8,814	242,756
Total S.A.	13,056	634,182

		7,568,419

Oil & Gas Exploration & Production (19.5%)
Anadarko Petroleum Corp.	3,091	241,283
Antero Resources Corp.*	400	13,736
Apache Corp.	2,299	132,491
ARC Resources Ltd.	2,062	35,330
Baytex Energy Corp.	1,252	19,477
Cabot Oil & Gas Corp.	2,521	79,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Canadian Natural Resources Ltd.	6,656	$180,655
Canadian Oil Sands Ltd.	2,956	23,904
Chesapeake Energy Corp.	3,651	40,782
Cimarex Energy Co.	572	63,097
Cobalt International Energy, Inc.*	1,756	17,051
Concho Resources, Inc.*	727	82,776
ConocoPhillips Co.	7,512	461,312
Continental Resources, Inc.*	568	24,078
Crescent Point Energy Corp.	2,570	52,737
Devon Energy Corp.	2,370	140,991
Encana Corp.	5,043	55,598
Energen Corp.	481	32,852
Enerplus Corp.	1,255	11,013
EOG Resources, Inc.	3,346	292,942
EQT Corp.	927	75,402
INPEX Corp.	5,772	65,627
Lundin Petroleum AB*	1,328	22,748
Marathon Oil Corp.	4,117	109,265
MEG Energy Corp.*	956	15,614
Murphy Oil Corp.	1,029	42,776
Noble Energy, Inc.	2,359	100,682
Paramount Resources Ltd., Class A*	384	8,824
Peyto Exploration & Development Corp.	892	21,804
Pioneer Natural Resources Co.	909	126,069
PrairieSky Royalty Ltd.	866	21,848
Range Resources Corp.	1,031	50,911
Santos Ltd.	5,974	36,090
Southwestern Energy Co.*	2,345	53,302
Tourmaline Oil Corp.*	1,054	31,662
Tullow Oil plc	5,556	29,655
Vermilion Energy, Inc.	653	28,206
Whiting Petroleum Corp.*	1,248	41,933
Woodside Petroleum Ltd.	4,503	118,925

		3,002,960

Total Oil, Gas & Consumable Fuels		10,636,462

Paper & Forest Products (1.9%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	422	23,188

Paper Products (1.8%)
International Paper Co.	2,451	116,643
Mondi plc	2,240	48,254
Oji Holdings Corp.	4,388	19,075
Stora Enso Oyj, Class R	3,358	34,610
UPM-Kymmene Oyj	3,256	57,607

		276,189

Total Paper & Forest Products		299,377

Total Common Stocks (99.8%) (Cost $18,215,142)		15,400,613

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	67,280	67,280

Total Short-Term Investments (0.5%) (Cost $67,280)		67,280

Total Investments (100.3%) (Cost $18,282,422)		15,467,893
Other Assets Less Liabilities (-0.3%)		(40,139)

Net Assets (100%)		$15,427,754

*	Non-income producing.

Country Diversification As a Percentage of Total Net Assets
Australia	6.6%
Austria	0.3
Canada	10.9
Finland	0.6
France	4.1
Germany	0.7
Israel	0.2
Italy	1.8
Japan	2.6
Luxembourg	0.4
Mexico	0.1
Netherlands	7.2
Norway	1.4
Portugal	0.2
Singapore	0.3
South Africa	0.3
Spain	0.7
Sweden	0.3
Switzerland	3.3
United Kingdom	11.2
United States	47.1
Cash and Other	(0.3)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$264,530	$39,691	$—	$304,221
Energy	6,933,960	3,702,502	—	10,636,462
Industrials	—	14,526	—	14,526
Materials	1,696,665	2,748,739	—	4,445,404
Short-Term Investments	67,280	—	—	67,280

Total Assets	$8,962,435	$6,505,458	$—	$15,467,893

Total Liabilities	$—	$—	$—	$—

Total	$8,962,435	$6,505,458	$—	$15,467,893

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$259	$259

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $10,000 for one month during the six months ended June 30, 2015

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,537,712
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,848,069

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,991
Aggregate gross unrealized depreciation	(3,154,402)

Net unrealized depreciation	$(2,862,411)

Federal income tax cost of investments	$18,330,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $18,282,422)	$15,467,893
Cash	16,995
Foreign cash (Cost $13,089)	13,082
Receivable from Separate Accounts for Trust shares sold	24,549
Dividends, interest and other receivables	22,078
Receivable from investment manager	5,565
Other assets	428

Total assets	15,550,590

LIABILITIES
Payable for securities purchased	62,553
Payable to Separate Accounts for Trust shares redeemed	13,027
Distribution fees payable – Class IB	437
Trustees’ fees payable	53
Accrued expenses	46,766

Total liabilities	122,836

NET ASSETS	$15,427,754

Net assets were comprised of:
Paid in capital	$18,779,887
Accumulated undistributed net investment income (loss)	304,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(841,636)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,815,210)

Net assets	$15,427,754

Class IB
Net asset value, offering and redemption price per share, $2,111,655 / 257,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

Class K
Net asset value, offering and redemption price per share, $13,316,099 / 1,619,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,916 foreign withholding tax)	$373,063
Interest	87

Total income	373,150

EXPENSES
Custodian fees	47,115
Investment management fees	45,529
Professional fees	21,025
Administrative fees	9,306
Distribution fees – Class IB	3,658
Printing and mailing expenses	1,054
Trustees’ fees	712
Miscellaneous	6,234

Gross expenses	134,633
Less: Waiver from investment manager	(54,835)
Reimbursement from investment manager	(12,988)

Net expenses	66,810

NET INVESTMENT INCOME (LOSS)	306,340

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(705,003)
Foreign currency transactions	660

Net realized gain (loss)	(704,343)

Change in unrealized appreciation (depreciation) on:
Investments	(678,969)
Foreign currency translations	444

Net change in unrealized appreciation (depreciation)	(678,525)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,382,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,076,528)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$306,340	$327,304
Net realized gain (loss) on investments and foreign currency transactions	(704,343)	248,351
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(678,525)	(2,912,850)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,076,528)	(2,337,195)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(52,804)
Class K	—	(276,680)

	—	(329,484)

Distributions from net realized capital gains
Class IB	—	(33,581)
Class K	—	(150,289)

	—	(183,870)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(513,354)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 123,940 and 169,067 shares, respectively ]	1,075,264	1,788,657
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,880 shares, respectively ]	—	86,385
Capital shares repurchased [ (284,343) and (52,559) shares, respectively ]	(2,452,812)	(531,954)

Total Class IB transactions	(1,377,548)	1,343,088

Class K
Capital shares sold [ 201,362 and 496,626 shares, respectively ]	1,745,186	4,858,570
Capital shares issued in reinvestment of dividends and distributions [ 0 and 48,838 shares, respectively ]	—	426,969
Capital shares repurchased [ (407,334) and (376,279) shares, respectively ]	(3,536,877)	(4,174,204)

Total Class K transactions	(1,791,691)	1,111,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,169,239)	2,454,423

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,245,767)	(396,126)
NET ASSETS:
Beginning of period	19,673,521	20,069,647

End of period (a)	$15,427,754	$19,673,521

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$304,713	$(1,627)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.15	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.69)	(1.48)	0.30

Total from investment operations	(0.56)	(1.33)	0.43

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)
Distributions from net realized gains	—	(0.08)	—

Total dividends and distributions	—	(0.21)	(0.12)

Net asset value, end of period	$8.21	$8.77	$10.31

Total return (b)	(6.39)%	(12.81)%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,112	$3,662	$3,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.96%	1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.67%	1.90%	2.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.07%	1.40%	1.51	%(l)
Before waivers and reimbursements (a)(f)	2.36%	0.60%	0.41	%(l)
Portfolio turnover rate (z)^	36%	31%	28%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.70)	(1.47)	0.29

Total from investment operations	(0.55)	(1.30)	0.45

Less distributions:
Dividends from net investment income	—	(0.16)	(0.14)
Distributions from net realized gains	—	(0.08)	—

Total dividends and distributions	—	(0.24)	(0.14)

Net asset value, end of period	$8.22	$8.77	$10.31

Total return (b)	(6.27)%	(12.59)%	4.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,316	$16,011	$17,069
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.85%	0.85%
Before waivers and reimbursements (a)(f)	1.46%	1.62%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.47%	1.63%	1.77	%(l)
Before waivers and reimbursements (a)(f)	2.71%	0.86%	0.70	%(l)
Portfolio turnover rate (z)^	36%	31%	28%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Consumer Staples	17.1%
Financials	16.0
Health Care	15.4
Industrials	12.7
Consumer Discretionary	12.4
Information Technology	8.9
Utilities	5.6
Materials	4.5
Telecommunication Services	3.0
Energy	2.8
Investment Companies	0.6
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,011.20	$6.23
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,012.10	4.99
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (1.0%)
BorgWarner, Inc.	200	$11,368
Bridgestone Corp.	600	22,196
Continental AG	120	28,395
Delphi Automotive plc	300	25,527
Denso Corp.	300	14,943
Magna International, Inc.	300	16,838
Valeo S.A.	90	14,183

		133,450

Automobiles (1.3%)
Bayerische Motoren Werke (BMW) AG	200	21,891
Daimler AG (Registered)	300	27,305
Ford Motor Co.	1,700	25,517
Fuji Heavy Industries Ltd.	400	14,734
General Motors Co.	900	29,997
Isuzu Motors Ltd.	500	6,567
Mitsubishi Motors Corp.	700	5,960
Suzuki Motor Corp.	400	13,515
Toyota Motor Corp.	300	20,108
Yamaha Motor Co., Ltd.	300	6,562

		172,156

Distributors (0.2%)
Genuine Parts Co.	300	26,859

Hotels, Restaurants & Leisure (2.4%)
Compass Group plc	2,258	37,359
Las Vegas Sands Corp.	400	21,028
McDonald’s Corp.	900	85,563
Oriental Land Co., Ltd.	300	19,157
Sodexo S.A.	200	18,993
Starbucks Corp.	1,100	58,977
Tatts Group Ltd.	2,600	7,462
Whitbread plc	300	23,314
Yum! Brands, Inc.	400	36,032

		307,885

Household Durables (0.1%)
Sekisui House Ltd.	1,000	15,884

Leisure Products (0.1%)
Shimano, Inc.	100	13,645

Media (2.0%)
Comcast Corp., Class A	300	18,042
DIRECTV*	300	27,837
DISH Network Corp., Class A*	200	13,542
Omnicom Group, Inc.	300	20,847
ProSiebenSat.1 Media AG (Registered)	200	9,877
Publicis Groupe S.A.	200	14,787
SES S.A. (FDR)	500	16,798
Shaw Communications, Inc., Class B	500	10,889
Singapore Press Holdings Ltd.	3,000	9,088
Sky plc	500	8,147
Thomson Reuters Corp.	700	26,655
Walt Disney Co.	500	57,070
WPP plc	800	17,925

		251,504

Multiline Retail (0.5%)
Dollar General Corp.	100	$7,774
Dollar Tree, Inc.*	200	15,798
Macy’s, Inc.	200	13,494
Next plc	200	23,412

		60,478

Specialty Retail (3.3%)
AutoZone, Inc.*	100	66,690
Bed Bath & Beyond, Inc.*	200	13,796
Hennes & Mauritz AB, Class B	1,000	38,505
Home Depot, Inc.	700	77,791
Inditex S.A.	1,350	43,880
L Brands, Inc.	200	17,146
Lowe’s Cos., Inc.	200	13,394
Nitori Holdings Co., Ltd.	100	8,154
O’Reilly Automotive, Inc.*	100	22,598
Ross Stores, Inc.	500	24,305
TJX Cos., Inc.	1,100	72,787
Tractor Supply Co.	100	8,994
USS Co., Ltd.	500	9,029

		417,069

Textiles, Apparel & Luxury Goods (1.5%)
Burberry Group plc	400	9,874
Cie Financiere Richemont S.A. (Registered)	400	32,536
Hanesbrands, Inc.	400	13,328
Hermes International	2	746
Luxottica Group S.p.A.	300	19,950
LVMH Moet Hennessy Louis Vuitton SE	140	24,528
NIKE, Inc., Class B	500	54,010
Swatch Group AG	20	7,789
VF Corp.	400	27,896

		190,657

Total Consumer Discretionary		1,589,587

Consumer Staples (17.1%)
Beverages (3.8%)
Anheuser-Busch InBev N.V.	400	47,938
Asahi Group Holdings Ltd.	600	19,083
Brown-Forman Corp., Class B	200	20,036
Coca-Cola Co.	2,600	101,998
Diageo plc	2,400	69,424
Dr. Pepper Snapple Group, Inc.	300	21,870
Heineken N.V.	200	15,178
Molson Coors Brewing Co., Class B	200	13,962
Monster Beverage Corp.*	100	13,402
PepsiCo, Inc.	1,100	102,674
Pernod-Ricard S.A.	200	23,100
SABMiller plc	800	41,531

		490,196

Food & Staples Retailing (3.2%)
Aeon Co., Ltd.	400	5,679
Alimentation Couche-Tard, Inc., Class B	400	17,111
Costco Wholesale Corp.	600	81,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CVS Health Corp.	400	$41,952
Koninklijke Ahold N.V.	700	13,110
Kroger Co.	600	43,506
Seven & i Holdings Co., Ltd.	1,000	42,979
Sysco Corp.	1,100	39,710
Wal-Mart Stores, Inc.	1,200	85,116
Wesfarmers Ltd.	800	24,091
Woolworths Ltd.	800	16,641

		410,931

Food Products (3.4%)
Associated British Foods plc	400	18,044
ConAgra Foods, Inc.	400	17,488
General Mills, Inc.	1,000	55,720
Hershey Co.	300	26,649
Hormel Foods Corp.	200	11,274
J.M. Smucker Co.	100	10,841
Kerry Group plc, Class A	300	22,238
McCormick & Co., Inc. (Non-Voting)	200	16,190
Mead Johnson Nutrition Co.	200	18,044
Mondelez International, Inc., Class A	2,100	86,394
Nestle S.A. (Registered)	1,200	86,636
Unilever N.V. (CVA)	1,500	62,468

		431,986

Household Products (3.1%)
Church & Dwight Co., Inc.	200	16,226
Clorox Co.	200	20,804
Colgate-Palmolive Co.	1,100	71,951
Henkel AG & Co. KGaA (Preference) (q)	400	44,862
Kimberly-Clark Corp.	600	63,582
Procter & Gamble Co.	1,500	117,360
Reckitt Benckiser Group plc	700	60,361

		395,146

Personal Products (1.1%)
Beiersdorf AG	100	8,377
Estee Lauder Cos., Inc., Class A	200	17,332
Kao Corp.	500	23,259
L’Oreal S.A.	240	42,810
Unilever plc	1,200	51,474

		143,252

Tobacco (2.5%)
Altria Group, Inc.	1,900	92,929
British American Tobacco plc	1,200	64,390
Imperial Tobacco Group plc	400	19,276
Japan Tobacco, Inc.	800	28,504
Philip Morris International, Inc.	900	72,153
Reynolds American, Inc.	600	44,816

		322,068

Total Consumer Staples		2,193,579

Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
Chevron Corp.	400	38,588
Exxon Mobil Corp.	1,400	116,480
Royal Dutch Shell plc, Class A	2,831	80,071

Spectra Energy Corp.	1,100	35,860
Total S.A.	600	29,144
TransCanada Corp.	1,300	52,833
Woodside Petroleum Ltd.	200	5,282

Total Energy		358,258

Financials (16.0%)
Banks (7.0%)
Australia & New Zealand Banking Group Ltd.	800	19,875
Bank of Montreal	1,000	59,255
Bank of Nova Scotia	1,600	82,588
Bank of Yokohama Ltd.	2,000	12,266
Canadian Imperial Bank of Commerce	700	51,601
Chiba Bank Ltd.	1,000	7,623
Commonwealth Bank of Australia	500	32,841
DBS Group Holdings Ltd.	1,000	15,362
Hang Seng Bank Ltd.	1,100	21,499
HSBC Holdings plc	4,800	42,997
M&T Bank Corp.	100	12,493
Mitsubishi UFJ Financial Group, Inc.	3,900	28,036
Mizuho Financial Group, Inc.	7,900	17,106
National Bank of Canada	600	22,540
Oversea-Chinese Banking Corp., Ltd.	3,000	22,675
PNC Financial Services Group, Inc.	300	28,695
Resona Holdings, Inc.	1,800	9,832
Royal Bank of Canada	1,300	79,499
Shizuoka Bank Ltd.	1,000	10,451
Skandinaviska Enskilda Banken AB, Class A	2,000	25,573
Sumitomo Mitsui Financial Group, Inc.	600	26,763
Svenska Handelsbanken AB, Class A	1,200	17,515
Swedbank AB, Class A	800	18,654
Toronto-Dominion Bank	2,000	84,932
U.S. Bancorp/Minnesota	1,700	73,780
United Overseas Bank Ltd.	1,000	17,129
Wells Fargo & Co.	1,000	56,240

		897,820

Capital Markets (0.7%)
Franklin Resources, Inc.	400	19,612
Northern Trust Corp.	200	15,292
T. Rowe Price Group, Inc.	300	23,319
UBS Group AG (Registered)*	1,500	31,815

		90,038

Consumer Finance (0.7%)
American Express Co.	700	54,404
Discover Financial Services	500	28,810

		83,214

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	800	108,888
Deutsche Boerse AG	200	16,555
McGraw Hill Financial, Inc.	300	30,135
Moody’s Corp.	200	21,592
Singapore Exchange Ltd.	1,000	5,814

		182,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (4.3%)
AIA Group Ltd.	4,000	$26,188
Allianz SE (Registered)	240	37,379
Allstate Corp.	500	32,435
Aon plc	300	29,904
Arch Capital Group Ltd.*	200	13,392
Chubb Corp.	500	47,570
Cincinnati Financial Corp.	300	15,054
Hannover Rueck SE	100	9,676
Insurance Australia Group Ltd.	2,800	12,055
Intact Financial Corp.	200	13,897
Marsh & McLennan Cos., Inc.	900	51,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	140	24,816
Progressive Corp.	900	25,047
Prudential plc	1,200	28,895
Sampo Oyj, Class A	900	42,392
SCOR SE	400	14,112
Suncorp Group Ltd.	600	6,217
Swiss Reinsurance AG	400	35,403
T&D Holdings, Inc.	800	11,930
Tokio Marine Holdings, Inc.	300	12,487
Travelers Cos., Inc.	500	48,330
Zurich Insurance Group AG*	50	15,220

		553,429

Real Estate Investment Trusts (REITs) (1.3%)
British Land Co. plc (REIT)	800	9,974
Dexus Property Group (REIT)	1,700	9,575
Goodman Group (REIT)	900	4,354
GPT Group (REIT)	3,000	9,907
Land Securities Group plc (REIT)	400	7,567
Mirvac Group (REIT)	6,900	9,849
Public Storage (REIT)	100	18,437
Scentre Group (REIT)	3,500	10,126
Simon Property Group, Inc. (REIT)	400	69,208
Unibail-Rodamco SE (REIT)	50	12,637

		161,634

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	1,000	34,940
Cheung Kong Property Holdings Ltd.*	684	5,674
Daito Trust Construction Co., Ltd.	100	10,361
Daiwa House Industry Co., Ltd.	1,000	23,312
Lend Lease Group	500	5,798

		80,085

Total Financials		2,049,204

Health Care (15.4%)
Biotechnology (2.2%)
Actelion Ltd. (Registered)*	100	14,632
Alexion Pharmaceuticals, Inc.*	100	18,077
Amgen, Inc.	500	76,760
Biogen, Inc.*	100	40,394
Celgene Corp.*	400	46,294
CSL Ltd.	200	13,343
Gilead Sciences, Inc.	600	70,248

		279,748

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	700	48,951
Becton, Dickinson and Co.	300	42,495
C.R. Bard, Inc.	100	17,070
Coloplast A/S, Class B	300	19,685
Edwards Lifesciences Corp.*	100	14,243
Hoya Corp.	300	12,028
Medtronic plc	900	66,690
Smith & Nephew plc	1,000	16,875
St. Jude Medical, Inc.	300	21,921
Stryker Corp.	200	19,114
Sysmex Corp.	200	11,930
Zimmer Biomet Holdings, Inc.	200	21,846

		312,848

Health Care Providers & Services (2.7%)
Aetna, Inc.	200	25,492
Cardinal Health, Inc.	500	41,825
Cigna Corp.	200	32,400
Fresenius Medical Care AG & Co. KGaA	100	8,254
Fresenius SE & Co. KGaA	600	38,496
HCA Holdings, Inc.*	200	18,144
Henry Schein, Inc.*	200	28,424
Laboratory Corp. of America Holdings*	100	12,122
McKesson Corp.	200	44,962
Ramsay Health Care Ltd.	100	4,743
Sonic Healthcare Ltd.	400	6,595
UnitedHealth Group, Inc.	700	85,400

		346,857

Pharmaceuticals (8.1%)
AbbVie, Inc.	800	53,752
Astellas Pharma, Inc.	1,600	22,820
AstraZeneca plc	300	18,945
Bayer AG (Registered)	500	69,985
Bristol-Myers Squibb Co.	800	53,232
Daiichi Sankyo Co., Ltd.	500	9,249
Eli Lilly & Co.	1,200	100,188
GlaxoSmithKline plc	3,000	62,339
Johnson & Johnson	1,200	116,952
Merck & Co., Inc.	1,600	91,088
Novartis AG (Registered)	800	78,849
Novo Nordisk A/S, Class B	1,200	65,380
Otsuka Holdings Co., Ltd.	600	19,137
Pfizer, Inc.	3,700	124,061
Roche Holding AG	300	84,069
Sanofi S.A.	200	19,675
Shire plc	400	32,022
Zoetis, Inc.	400	19,288

		1,041,031

Total Health Care		1,980,484

Industrials (12.7%)
Aerospace & Defense (3.4%)
Airbus Group SE	400	25,954
BAE Systems plc	3,000	21,268
Boeing Co.	500	69,360
General Dynamics Corp.	100	14,169
Honeywell International, Inc.	500	50,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Lockheed Martin Corp.	400	$74,360
Northrop Grumman Corp.	300	47,589
Raytheon Co.	400	38,272
Rockwell Collins, Inc.	200	18,470
Safran S.A.	200	13,554
Singapore Technologies Engineering Ltd.	3,000	7,351
United Technologies Corp.	500	55,465

		436,797

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	1,200	35,058
United Parcel Service, Inc., Class B	700	67,837

		102,895

Building Products (0.4%)
Assa Abloy AB, Class B	1,200	22,596
Daikin Industries Ltd.	100	7,198
Geberit AG (Registered)	60	20,003

		49,797

Commercial Services & Supplies (0.9%)
Brambles Ltd.	1,400	11,450
Cintas Corp.	100	8,459
Republic Services, Inc.	400	15,668
Secom Co., Ltd.	300	19,475
Stericycle, Inc.*	200	26,782
Waste Management, Inc.	700	32,445

		114,279

Electrical Equipment (0.7%)
Emerson Electric Co.	600	33,258
Legrand S.A.	300	16,843
Mitsubishi Electric Corp.	1,000	12,926
Rockwell Automation, Inc.	100	12,464
Schneider Electric SE	200	13,809

		89,300

Industrial Conglomerates (1.4%)
3M Co.	400	61,720
CK Hutchison Holdings Ltd.	684	10,051
Danaher Corp.	200	17,118
Keppel Corp., Ltd.	1,000	6,103
Roper Technologies, Inc.	200	34,492
Siemens AG (Registered)	500	50,363

		179,847

Machinery (1.3%)
Atlas Copco AB, Class A	700	19,590
Cummins, Inc.	200	26,238
Deere & Co.	300	29,115
FANUC Corp.	100	20,493
Kone Oyj, Class B	200	8,116
Kubota Corp.	1,000	15,864
Makita Corp.	100	5,426
Schindler Holding AG	100	16,354
SMC Corp.	100	30,122

		171,318

Professional Services (0.6%)
Capita plc	600	11,671
Equifax, Inc.	200	19,418

Experian plc	1,000	18,211
SGS S.A. (Registered)	7	12,773
Verisk Analytics, Inc., Class A*	200	14,552

		76,625

Road & Rail (2.4%)
Aurizon Holdings Ltd.	3,800	15,041
Canadian National Railway Co.	1,200	69,233
Canadian Pacific Railway Ltd.	100	16,014
Central Japan Railway Co.	200	36,124
ComfortDelGro Corp., Ltd.	4,000	9,296
East Japan Railway Co.	300	26,989
Hankyu Hanshin Holdings, Inc.	1,000	5,907
Keio Corp.	1,000	7,158
MTR Corp., Ltd.	3,000	13,971
Nagoya Railroad Co., Ltd.	1,000	3,742
Odakyu Electric Railway Co., Ltd.	1,000	9,339
Union Pacific Corp.	800	76,296
West Japan Railway Co.	300	19,206

		308,316

Trading Companies & Distributors (0.8%)
Brenntag AG	240	13,761
Bunzl plc	600	16,385
ITOCHU Corp.	1,900	25,103
Marubeni Corp.	2,000	11,477
Toyota Tsusho Corp.	400	10,737
W.W. Grainger, Inc.	100	23,665

		101,128

Total Industrials		1,630,302

Information Technology (8.9%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	1,900	52,174
QUALCOMM, Inc.	800	50,104

		102,278

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	300	17,391
Keyence Corp.	100	53,977
Omron Corp.	200	8,694

		80,062

Internet Software & Services (0.2%)
Google, Inc., Class A*	40	21,601
Yahoo! Japan Corp.	900	3,633

		25,234

IT Services (3.9%)
Accenture plc, Class A	500	48,390
Amadeus IT Holding S.A., Class A	400	15,944
Automatic Data Processing, Inc.	800	64,184
Cognizant Technology Solutions Corp., Class A*	500	30,545
Fidelity National Information Services, Inc.	300	18,540
Fiserv, Inc.*	400	33,132
International Business Machines Corp.	600	97,596
MasterCard, Inc., Class A	800	74,784
Paychex, Inc.	600	28,128
Visa, Inc., Class A	1,400	94,010

		505,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (0.7%)
ARM Holdings plc	1,200	$19,553
Avago Technologies Ltd.	200	26,586
Linear Technology Corp.	300	13,269
Texas Instruments, Inc.	500	25,755

		85,163

Software (1.8%)
Dassault Systemes S.A.	200	14,542
Intuit, Inc.	300	30,231
Microsoft Corp.	1,600	70,640
Oracle Corp.	1,400	56,420
SAP SE	800	55,832

		227,665

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	700	87,798
Canon, Inc.	200	6,508
Western Digital Corp.	200	15,684

		109,990

Total Information Technology		1,135,645

Materials (4.5%)
Chemicals (4.2%)
Air Liquide S.A.	430	54,386
Asahi Kasei Corp.	2,000	16,432
E.I. du Pont de Nemours & Co.	600	38,370
Ecolab, Inc.	400	45,228
Givaudan S.A. (Registered)*	20	34,612
International Flavors & Fragrances, Inc.	100	10,929
Johnson Matthey plc	200	9,547
Linde AG	240	45,459
LyondellBasell Industries N.V., Class A	200	20,704
Monsanto Co.	300	31,977
Novozymes A/S, Class B	400	19,014
PPG Industries, Inc.	200	22,944
Praxair, Inc.	500	59,775
Sherwin-Williams Co.	200	55,004
Shin-Etsu Chemical Co., Ltd.	400	24,836
Symrise AG	200	12,413
Syngenta AG (Registered)	80	32,515

		534,145

Construction Materials (0.0%)
James Hardie Industries plc (CDI)	400	5,345

Containers & Packaging (0.3%)
Amcor Ltd.	1,700	17,996
Ball Corp.	200	14,030

		32,026

Total Materials		571,516

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,900	67,488
BT Group plc	7,000	49,516
Nippon Telegraph & Telephone Corp.	800	28,981
Singapore Telecommunications Ltd.	9,000	28,132

Swisscom AG (Registered)	60	33,628
Telenor ASA	1,800	39,442
TeliaSonera AB	4,000	23,552
Telstra Corp., Ltd.	4,700	22,265
Verizon Communications, Inc.	300	13,983

		306,987

Wireless Telecommunication Services (0.6%)
KDDI Corp.	900	21,723
NTT DOCOMO, Inc.	1,800	34,475
Rogers Communications, Inc., Class B	500	17,734

		73,932

Total Telecommunication Services		380,919

Utilities (5.6%)
Electric Utilities (2.7%)
American Electric Power Co., Inc.	500	26,485
CLP Holdings Ltd.	2,500	21,254
Duke Energy Corp.	500	35,310
Eversource Energy	400	18,164
NextEra Energy, Inc.	600	58,818
PPL Corp.	1,100	32,417
Red Electrica Corporacion S.A.	200	16,027
Southern Co.	1,500	62,857
SSE plc	1,500	36,202
Terna Rete Elettrica Nazionale S.p.A.	3,000	13,258
Xcel Energy, Inc.	800	25,744

		346,536

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	5,000	10,488
Osaka Gas Co., Ltd.	4,000	15,796
Snam S.p.A.	3,000	14,275
Tokyo Gas Co., Ltd.	4,000	21,244

		61,803

Multi-Utilities (2.1%)
AGL Energy Ltd.	700	8,398
CMS Energy Corp.	400	12,736
Consolidated Edison, Inc.	400	23,152
Dominion Resources, Inc.	900	60,183
DTE Energy Co.	300	22,392
National Grid plc	4,200	53,929
NiSource, Inc.	500	22,795
Public Service Enterprise Group, Inc.	300	11,784
Sempra Energy	400	39,576
WEC Energy Group, Inc.	400	17,988

		272,933

Water Utilities (0.3%)
American Water Works Co., Inc.	300	14,589
Severn Trent plc	300	9,809
United Utilities Group plc	800	11,213

		35,611

Total Utilities		716,883

Total Common Stocks (98.4%) (Cost $11,728,372)		12,606,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	77,745	$77,745

Total Short-Term Investments (0.6%) (Cost $77,745)		77,745

Total Investments (99.0%) (Cost $11,806,117)		12,684,122
Other Assets Less Liabilities (1.0%)		131,921

Net Assets (100%)		$12,816,043

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	2.1%
Belgium	0.4
Bermuda	0.1
Canada	4.9
Denmark	0.8
Finland	0.4
France	2.8
Germany	4.4
Hong Kong	0.9
Ireland	1.5
Italy	0.4
Japan	8.1
Luxembourg	0.1
Netherlands	0.8
Norway	0.3
Singapore	1.2
Spain	0.6
Sweden	1.3
Switzerland	4.2
United Kingdom	7.7
United States	56.0
Cash and Other	1.0

100.0%

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): CAD 4,825 CHF 6,042, DKK 337, EUR 10,726, GBP 4,205, HKD 39,604, JPY 15,494, NOK 17,508, SEK 2,104, and SGD 267.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$962,389	$627,198	$—	$1,589,587
Consumer Staples	1,342,126	851,453	—	2,193,579
Energy	243,761	114,497	—	358,258
Financials	1,252,919	796,285	—	2,049,204
Health Care	1,351,433	629,051	—	1,980,484
Industrials	953,444	676,858	—	1,630,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$956,962	$178,683	$—	$1,135,645
Materials	298,961	272,555	—	571,516
Telecommunication Services	99,205	281,714	—	380,919
Utilities	484,990	231,893	—	716,883
Short-Term Investments	77,745	—	—	77,745

Total Assets	$8,023,935	$4,660,187	$—	$12,684,122

Total Liabilities	$—	$—	$—	$—

Total	$8,023,935	$4,660,187	$—	$12,684,122

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,954,535
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,864,377

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,235,891
Aggregate gross unrealized depreciation	(358,210)

Net unrealized appreciation	$877,681

Federal income tax cost of investments	$11,806,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $11,806,117)	$12,684,122
Cash	16,979
Foreign cash (Cost $101,446)	101,112
Dividends, interest and other receivables	29,840
Receivable from Separate Accounts for Trust shares sold	10,991
Other assets	120

Total assets	12,843,164

LIABILITIES
Investment management fees payable	2,435
Distribution fees payable – Class IB	1,253
Administrative fees payable	1,074
Payable to Separate Accounts for Trust shares redeemed	45
Trustees’ fees payable	40
Accrued expenses	22,274

Total liabilities	27,121

NET ASSETS	$12,816,043

Net assets were comprised of:
Paid in capital	$11,820,421
Accumulated undistributed net investment income (loss)	105,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	12,562
Net unrealized appreciation (depreciation) on investments and foreign currency translations	877,080

Net assets	$12,816,043

Class IB
Net asset value, offering and redemption price per share, $6,057,181 / 559,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

Class K
Net asset value, offering and redemption price per share, $6,758,862 / 624,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,826 foreign withholding tax)	$177,666
Interest	17

Total income	177,683

EXPENSES
Investment management fees	44,815
Professional fees	20,467
Custodian fees	12,067
Distribution fees – Class IB	7,451
Administrative fees	6,455
Printing and mailing expenses	331
Trustees’ fees	147
Miscellaneous	5,573

Gross expenses	97,306
Less: Waiver from investment manager	(25,829)

Net expenses	71,477

NET INVESTMENT INCOME (LOSS)	106,206

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	23,373
Foreign currency transactions	(3,076)

Net realized gain (loss)	20,297

Change in unrealized appreciation (depreciation) on:
Investments	21,458
Foreign currency translations	672

Net change in unrealized appreciation (depreciation)	22,130

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$106,206	$193,082
Net realized gain (loss) on investments and foreign currency transactions	20,297	98,058
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	22,130	549,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,633	840,288

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(97,960)
Class K	—	(130,213)

	—	(228,173)

Distributions from net realized capital gains
Class IB	—	(41,808)
Class K	—	(48,202)

	—	(90,010)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(318,183)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 17,873 and 30,365 shares, respectively ]	195,632	320,951
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,990 shares, respectively ]	—	139,768
Capital shares repurchased [ (3,971) and (366) shares, respectively ]	(43,215)	(3,978)

Total Class IB transactions	152,417	456,741

Class K
Capital shares sold [ 22,525 and 61,160 shares, respectively ]	246,732	648,931
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,585 shares, respectively ]	—	178,415
Capital shares repurchased [ (28,808) and (14,948) shares, respectively ]	(318,327)	(161,614)

Total Class K transactions	(71,595)	665,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	80,822	1,122,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	229,455	1,644,578
NET ASSETS:
Beginning of period	12,586,588	10,942,010

End of period (a)	$12,816,043	$12,586,588

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$105,980	$(226)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	0.58	0.26

Total from investment operations	0.12	0.74	0.28

Less distributions:
Dividends from net investment income	—	(0.18)	(0.02)
Distributions from net realized gains	—	(0.08)	—
Return of capital	—	—	(0.04)

Total dividends and distributions	—	(0.26)	(0.06)

Net asset value, end of period	$10.82	$10.70	$10.22

Total return (b)	1.12%	7.26%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,057	$5,842	$5,141
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.65%	2.24%	2.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.53%	1.52%	1.03	%(l)
Before waivers and reimbursements (a)(f)	1.12%	0.52%	(0.13	)%(l)
Portfolio turnover rate (z)^	15%	27%	5%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.19	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03	0.58	0.26

Total from investment operations	0.13	0.77	0.28

Less distributions:
Dividends from net investment income	—	(0.21)	(0.02)
Distributions from net realized gains	—	(0.08)	—
Return of capital	—	—	(0.04)

Total dividends and distributions	—	(0.29)	(0.06)

Net asset value, end of period	$10.83	$10.70	$10.22

Total return (b)	1.21%	7.53%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,759	$6,744	$5,801
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.40%	1.99%	2.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.77%	1.76%	1.28	%(l)
Before waivers and reimbursements (a)(f)	1.37%	0.76%	0.10	%(l)
Portfolio turnover rate (z)^	15%	27%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Exchange Traded Funds	64.5%
Investment Companies	20.1
Cash and Other	15.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 1, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15†	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$989.00	$1.99
Hypothetical (5% average return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	989.00	1.58
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76

†   Commenced operations on May 1, 2015.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 61/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(64.5%)
iShares® Core S&P 500 ETF	25,340	$5,250,955
iShares® MSCI EAFE ETF	61,777	3,922,222
iShares® Russell 2000 ETF	7,697	961,047
SPDR® S&P MidCap 400 ETF	3,506	957,839
SPDR® S&P 500 ETF Trust	23,396	4,816,067

Total Investment Companies (64.5%) (Cost $16,272,093)		15,908,130

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (23.4%)
U.S. Treasury Bills
0.02%, 7/30/15 (p)	$1,500,000	1,499,973
0.03%, 11/19/15 (p)	4,278,100	4,277,514

Total Government Securities		5,777,487

	Number of Shares	Value (Note 1)

Investment Company (20.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,953,850	$4,953,850

Total Short-Term Investments (43.5%) (Cost $10,731,553)		10,731,337

Total Investments (108.0%) (Cost $27,003,646)		26,639,467
Other Assets Less Liabilities (-8.0%)		(1,981,792)

Net Assets (100%)		$24,657,675

(p)	Yield to maturity.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	16	September-15	$2,022,516	$2,018,750	$(3,766)
2 Year U.S. Treasury Notes	10	September-15	2,185,405	2,189,375	3,970
5 Year U.S. Treasury Notes	16	September-15	1,905,148	1,908,125	2,977
EURO Stoxx 50 Index	12	September-15	480,141	459,675	(20,466)
TOPIX Index	5	September-15	668,254	666,135	(2,119)

					$(19,404)

Sales
SPI 200 Index	1	September-15	$106,497	$104,101	$2,396

					$(17,008)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	22	$16,902	$16,990	$(88)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	16	25,126	24,880	246
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	36	56,533	56,470	63
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	28	43,250	43,641	(391)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	14	21,985	22,210	(225)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	32	35,715	36,135	(420)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	78	87,054	87,710	(656)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	68	75,825	77,268	(1,443)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	26	29,018	29,528	(510)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	15,452	126,387	125,106	1,281
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	8,906	72,847	72,108	739

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	1,892	$15,476	$15,351	$125
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	3,760	30,755	30,505	250
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	2,741	22,419	22,079	340
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	1,944	15,901	15,660	241
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	11,015	90,092	89,608	484
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	6,839	55,940	55,835	105
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	195	23,562	24,017	(455)
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	135	16,312	16,629	(317)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	13	13,947	14,066	(119)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	91	97,851	99,112	(1,261)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	34	35,978	36,442	(464)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	16	17,166	17,436	(270)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	20	21,457	21,472	(15)

					$ (2,760)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	68	$52,469	$52,242	$227
Australian Dollar vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	28	21,361	21,511	(150)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	40	61,546	62,814	(1,268)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	19	29,132	29,928	(796)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	110	170,648	172,740	(2,092)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	18	28,309	28,267	42
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	54	60,687	60,269	418
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	41	44,775	45,420	(645)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	234	265,089	261,164	3,925
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	47	52,598	52,456	142
European Union Euro vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	84	93,663	93,751	(88)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	11,904	99,560	97,368	2,192
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	3,548	28,649	29,020	(371)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	17,299	141,219	141,496	(277)
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	195	23,658	23,561	97
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	15	16,253	16,313	(60)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	89	96,006	95,485	521

					$1,817

					$(943)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Forward Currency Contracts	$—	$11,438	$—	$11,438
Futures	9,343	—	—	9,343
Investment Companies
Exchange Traded Funds (ETFs)	15,908,130	—	—	15,908,130
Short-Term Investments	4,953,850	5,777,487	—	10,731,337

Total Assets	$20,871,323	$5,788,925	$—	$26,660,248

Liabilities:
Forward Currency Contracts	$—	$(12,381)	$—	$(12,381)
Futures	(26,351)	—	—	(26,351)

Total Liabilities	$(26,351)	$(12,381)	$—	$(38,732)

Total	$20,844,972	$5,776,544	$—	$26,621,516

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$6,947	*
Foreign exchange contracts	Receivables	11,438
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,396	*

Total		$20,781

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(3,766	)*
Foreign exchange contracts	Payables	(12,381)
Equity contracts	Payables, Net assets – Unrealized depreciation	(22,585	)*

Total		$(38,732)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(13,021)	$—	$(13,021)
Foreign exchange contracts	—	1,768	1,768
Equity contracts	8,323	—	8,323

Total	$(4,698)	$1,768	$(2,930)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$3,181	$—	$3,181
Foreign exchange contracts	—	(943)	(943)
Equity contracts	(20,189)	—	(20,189)

Total	$(17,008)	$(943)	$(17,951)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,288,000 and futures contracts with an average notional balance of approximately $1,717,000 for one month during the period ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$11,438	$(11,438)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$12,381	$(11,438)	$—	$943

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the period ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,371,249
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,152

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,099
Aggregate gross unrealized depreciation	(370,278)

Net unrealized depreciation	$(364,179)

Federal income tax cost of investments	$27,003,646

For the period ended June 30, 2015, the Portfolio incurred approximately $4 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $27,003,646)	$26,639,467
Cash	1,000
Receivable from Separate Accounts for Trust shares sold	679,484
Due from broker for futures variation margin	100,169
Receivable for securities sold	99,152
Dividends, interest and other receivables	73,800
Unrealized appreciation on forward foreign currency contracts	11,438
Receivable from investment manager	98

Total assets	27,604,608

LIABILITIES
Payable for securities purchased	2,913,970
Unrealized depreciation on forward foreign currency contracts	12,381
Distribution fees payable – Class IB	1,150
Trustees’ fees payable	48
Accrued expenses	19,384

Total liabilities	2,946,933

NET ASSETS	$24,657,675

Net assets were comprised of:
Paid in capital	$24,972,524
Accumulated undistributed net investment income (loss)	70,053
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(3,071)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(381,831)

Net assets	$24,657,675

Class IB
Net asset value, offering and redemption price per share, $14,863,721 / 1,503,047 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class K
Net asset value, offering and redemption price per share, $9,793,954 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2015* (Unaudited)

INVESTMENT INCOME
Dividends	$91,329
Interest	199

Total income	91,528

EXPENSES
Investment management fees	16,028
Custodian fees	14,441
Professional fees	9,979
Administrative fees	2,928
Distribution fees – Class IB	1,182
Printing and mailing expenses	96
Trustees’ fees	48
Miscellaneous	250

Gross expenses	44,952
Less: Waiver from investment manager	(18,956)
Reimbursement from investment manager	(4,521)

Net expenses	21,475

NET INVESTMENT INCOME (LOSS)	70,053

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(4)
Futures	(4,698)
Foreign currency transactions	1,631

Net realized gain (loss)	(3,071)

Change in unrealized appreciation (depreciation) on:
Investments	(364,179)
Futures	(17,008)
Foreign currency translations	(644)

Net change in unrealized appreciation (depreciation)	(381,831)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(384,902)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(314,849)

*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 1, 2015* to June 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$70,053
Net realized gain (loss) on investments, futures and foreign currency transactions	(3,071)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(381,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(314,849)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,548,018 shares ]	15,523,619
Capital shares repurchased [ (44,971) shares)]	(451,095)

Total Class IB transactions	15,072,524

Class K
Capital shares sold [ 990,000 shares]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,972,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,657,675
NET ASSETS:
Beginning of period	—

End of period (a)	$24,657,675

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$70,053

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.25)

Total from investment operations	(0.11)

Net asset value, end of period	$9.89

Total return (b)	(1.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,864
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%
Before waivers and reimbursements (a)(f)	1.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	8.11	%(l)
Before waivers and reimbursements (a)(f)	7.69	%(l)
Portfolio turnover rate (z)^	1%

Class K	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.14)

Total from investment operations	(0.11)

Net asset value, end of period	$9.89

Total return (b)	(1.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,794
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%
Before waivers and reimbursements (a)(f)	1.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.91	%(l)
Before waivers and reimbursements (a)(f)	1.11	%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	25.5%
Exchange Traded Funds	16.3
Investment Companies	16.2
Financials	7.4
Health Care	4.6
Consumer Discretionary	4.5
Information Technology	4.3
Industrials	3.9
Consumer Staples	3.5
Energy	2.2
Materials	1.8
Telecommunication Services	1.3
Utilities	1.1
Cash and Other	7.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,020.20	$5.64
Hypothetical (5% average return before expenses)	1,000.00	1,019.21	5.64

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.5%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	5,900	$251,166
BorgWarner, Inc.	5,060	287,610
Bridgestone Corp.	20,000	739,878
Cie Generale des Etablissements Michelin	5,714	598,740
Continental AG	3,385	800,982
Delphi Automotive plc	6,683	568,657
Denso Corp.	15,000	747,150
GKN plc	50,552	265,693
Goodyear Tire & Rubber Co.	6,100	183,915
Johnson Controls, Inc.	14,795	732,796
Koito Manufacturing Co., Ltd.	3,000	117,049
NGK Spark Plug Co., Ltd.	6,000	166,442
NHK Spring Co., Ltd.	4,000	44,090
NOK Corp.	2,900	90,044
Nokian Renkaat Oyj	3,490	109,371
Pirelli & C. S.p.A.	8,049	135,858
Stanley Electric Co., Ltd.	4,400	91,750
Sumitomo Electric Industries Ltd.	23,200	359,606
Sumitomo Rubber Industries Ltd.	5,200	80,601
Toyoda Gosei Co., Ltd.	2,000	48,258
Toyota Industries Corp.	5,000	285,166
Valeo S.A.	2,445	385,293
Yokohama Rubber Co., Ltd.	3,000	60,253

		7,150,368

Automobiles (0.9%)
Bayerische Motoren Werke (BMW) AG	10,186	1,114,919
Bayerische Motoren Werke (BMW) AG (Preference) (q)	1,677	141,959
Daihatsu Motor Co., Ltd.	5,000	71,210
Daimler AG (Registered)	29,622	2,696,086
Fiat Chrysler Automobiles N.V.*	27,671	405,356
Ford Motor Co.	86,290	1,295,213
Fuji Heavy Industries Ltd.	18,000	663,022
General Motors Co.	29,950	998,233
Harley-Davidson, Inc.	4,850	273,298
Honda Motor Co., Ltd.	50,206	1,625,126
Isuzu Motors Ltd.	17,500	229,859
Mazda Motor Corp.	16,800	329,178
Mitsubishi Motors Corp.	18,700	159,214
Nissan Motor Co., Ltd.	76,400	795,931
Peugeot S.A.*	13,309	273,678
Porsche Automobil Holding SE (Preference) (q)	4,711	396,898
Renault S.A.	5,914	615,939
Suzuki Motor Corp.	11,200	378,412
Toyota Motor Corp.	84,171	5,641,661
Volkswagen AG	1,090	252,212
Volkswagen AG (Preference) (q)	5,002	1,159,908
Yamaha Motor Co., Ltd.	8,100	177,176

		19,694,488

Distributors (0.0%)
Genuine Parts Co.	3,385	303,059
Jardine Cycle & Carriage Ltd.	3,467	85,205

		388,264

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,000	50,169
H&R Block, Inc.	6,120	181,458

		231,627

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	6,454	325,729
Aristocrat Leisure Ltd.	16,574	97,826
Carnival Corp.	10,005	494,147
Carnival plc	5,665	289,198
Chipotle Mexican Grill, Inc.*	711	430,148
Compass Group plc	51,246	847,879
Crown Resorts Ltd.	11,204	105,462
Darden Restaurants, Inc.	2,915	207,198
Flight Centre Travel Group Ltd.	1,705	44,871
Galaxy Entertainment Group Ltd.	71,936	286,758
Genting Singapore plc	185,000	122,935
InterContinental Hotels Group plc	7,264	292,872
Marriott International, Inc., Class A	4,820	358,560
McDonald’s Corp.	21,845	2,076,804
McDonald’s Holdings Co. Japan Ltd.	2,008	42,413
Merlin Entertainments plc§	21,831	146,504
MGM China Holdings Ltd.	29,226	47,808
Oriental Land Co., Ltd.	6,200	395,906
Royal Caribbean Cruises Ltd.	3,716	292,412
Sands China Ltd.	74,460	250,712
Shangri-La Asia Ltd.	38,000	53,042
SJM Holdings Ltd.	60,900	65,995
Sodexo S.A.	2,863	271,879
Starbucks Corp.	33,430	1,792,349
Starwood Hotels & Resorts Worldwide, Inc.	4,250	344,632
Tabcorp Holdings Ltd.	25,517	89,579
Tatts Group Ltd.	44,478	127,659
TUI AG	13,980	226,251
Whitbread plc	5,590	434,421
William Hill plc	26,979	170,877
Wyndham Worldwide Corp.	2,800	229,348
Wynn Macau Ltd.	47,951	80,047
Wynn Resorts Ltd.	1,795	177,113
Yum! Brands, Inc.	9,780	880,982

		12,100,316

Household Durables (0.3%)
Barratt Developments plc	30,518	294,661
Casio Computer Co., Ltd.	6,200	122,394
D.R. Horton, Inc.	7,335	200,686
Electrolux AB	7,401	231,944
Garmin Ltd.	2,680	117,732
Harman International Industries, Inc.	1,500	178,410
Husqvarna AB, Class B	12,677	95,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Iida Group Holdings Co., Ltd.	4,529	$72,162
Leggett & Platt, Inc.	3,005	146,283
Lennar Corp., Class A	3,925	200,332
Mohawk Industries, Inc.*	1,400	267,260
Newell Rubbermaid, Inc.	6,060	249,127
Nikon Corp.	10,400	120,329
Panasonic Corp.	67,900	932,907
Persimmon plc*	9,430	292,634
PulteGroup, Inc.	7,435	149,815
Rinnai Corp.	1,200	94,619
Sekisui Chemical Co., Ltd.	12,000	147,371
Sekisui House Ltd.	18,000	285,917
Sharp Corp.*	44,000	53,569
Sony Corp.*	36,000	1,018,213
Taylor Wimpey plc	100,091	292,204
Techtronic Industries Co., Ltd.	42,255	138,460
Whirlpool Corp.	1,765	305,433

		6,007,962

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,446	3,666,324
Expedia, Inc.	2,227	243,523
Netflix, Inc.*	1,378	905,263
Priceline Group, Inc.*	1,179	1,357,465
Rakuten, Inc.	24,526	396,292
TripAdvisor, Inc.*	2,457	214,103

		6,782,970

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,400	104,483
Hasbro, Inc.	2,525	188,845
Mattel, Inc.	7,510	192,932
Sankyo Co., Ltd.	1,500	53,131
Sega Sammy Holdings, Inc.	5,700	74,519
Shimano, Inc.	2,500	341,137
Yamaha Corp.	5,100	102,929

		1,057,976

Media (0.9%)
Altice S.A.*	2,670	367,765
Axel Springer SE	1,370	71,923
Cablevision Systems Corp. – New York Group, Class A	4,780	114,433
CBS Corp. (Non-Voting), Class B	10,795	599,123
Comcast Corp., Class A	57,560	3,461,658
Dentsu, Inc.	6,637	343,821
DIRECTV*	11,155	1,035,073
Discovery Communications, Inc., Class A*	3,255	108,261
Discovery Communications, Inc., Class C*	6,055	188,189
Eutelsat Communications S.A.	5,237	169,024
Gannett Co., Inc.*	2,500	34,975
Hakuhodo DY Holdings, Inc.	7,170	76,806
Interpublic Group of Cos., Inc.	9,335	179,886
ITV plc	117,838	487,508
J.C. Decaux S.A.	2,411	100,608
Kabel Deutschland Holding AG*	681	91,106
Lagardere S.C.A.	3,631	105,896

News Corp., Class A*	11,036	161,015
Numericable-SFR*	2,996	158,805
Omnicom Group, Inc.	5,580	387,754
Pearson plc	25,235	477,788
ProSiebenSat.1 Media AG (Registered)	6,731	332,430
Publicis Groupe S.A.	5,783	427,577
REA Group Ltd.	1,621	49,039
Reed Elsevier N.V.	20,375	483,263
Reed Elsevier plc	34,768	565,412
RTL Group S.A.	1,191	107,630
Scripps Networks Interactive, Inc., Class A	2,295	150,024
SES S.A. (FDR)	9,867	331,492
Singapore Press Holdings Ltd.	49,000	148,435
Sky plc	31,764	517,558
TEGNA, Inc.	5,000	160,350
Telenet Group Holding N.V.*	1,617	87,954
Time Warner Cable, Inc.	6,200	1,104,654
Time Warner, Inc.	19,045	1,664,723
Toho Co., Ltd.	3,500	87,082
Twenty-First Century Fox, Inc., Class A	41,885	1,363,147
Viacom, Inc., Class B	8,450	546,208
Walt Disney Co.	35,156	4,012,706
Wolters Kluwer N.V.	9,288	275,902
WPP plc	40,396	905,114

		22,042,117

Multiline Retail (0.2%)
Dollar General Corp.	6,760	525,522
Dollar Tree, Inc.*	4,570	360,984
Don Quijote Holdings Co., Ltd.	3,800	161,768
Family Dollar Stores, Inc.	2,110	166,289
Harvey Norman Holdings Ltd.	17,083	59,444
Isetan Mitsukoshi Holdings Ltd.	10,900	194,870
J. Front Retailing Co., Ltd.	7,500	141,194
Kohl’s Corp.	4,550	284,876
Macy’s, Inc.	7,860	530,314
Marks & Spencer Group plc	50,669	426,729
Marui Group Co., Ltd.	7,300	98,658
Next plc	4,468	523,016
Nordstrom, Inc.	3,180	236,910
Takashimaya Co., Ltd.	8,000	72,558
Target Corp.	14,100	1,150,983

		4,934,115

Specialty Retail (0.6%)
ABC-Mart, Inc.	800	48,960
AutoNation, Inc.*	1,710	107,696
AutoZone, Inc.*	755	503,510
Bed Bath & Beyond, Inc.*	4,465	307,996
Best Buy Co., Inc.	6,435	209,845
CarMax, Inc.*	4,860	321,781
Dixons Carphone plc	30,110	214,552
Dufry AG (Registered)*	1,344	187,164
Fast Retailing Co., Ltd.	1,700	771,761
GameStop Corp., Class A	2,485	106,756
Gap, Inc.	6,095	232,646
Hennes & Mauritz AB, Class B	29,209	1,124,690
Hikari Tsushin, Inc.	600	40,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Home Depot, Inc.	29,935	$3,326,677
Inditex S.A.	33,559	1,090,783
Kingfisher plc	72,164	393,795
L Brands, Inc.	5,455	467,657
Lowe’s Cos., Inc.	21,965	1,470,996
Nitori Holdings Co., Ltd.	2,300	187,556
O’Reilly Automotive, Inc.*	2,315	523,144
Ross Stores, Inc.	9,380	455,962
Sanrio Co., Ltd.	1,500	40,753
Shimamura Co., Ltd.	700	73,555
Sports Direct International plc*	8,285	93,533
Staples, Inc.	14,320	219,239
Tiffany & Co.	2,500	229,500
TJX Cos., Inc.	15,420	1,020,341
Tractor Supply Co.	3,054	274,677
Urban Outfitters, Inc.*	2,260	79,100
USS Co., Ltd.	6,740	121,709
Yamada Denki Co., Ltd.	20,810	83,318

		14,330,147

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	6,437	492,652
Asics Corp.	5,000	129,305
Burberry Group plc	13,681	337,706
Christian Dior SE	1,678	327,563
Cie Financiere Richemont S.A. (Registered)	16,059	1,306,259
Coach, Inc.	6,100	211,121
Fossil Group, Inc.*	1,056	73,244
Hanesbrands, Inc.	9,050	301,546
Hermes International	812	302,899
Hugo Boss AG	2,058	230,010
Kering	2,331	416,184
Li & Fung Ltd.	180,000	142,810
Luxottica Group S.p.A.	5,188	345,006
LVMH Moet Hennessy Louis Vuitton SE	8,591	1,505,132
Michael Kors Holdings Ltd.*	4,563	192,057
NIKE, Inc., Class B	15,660	1,691,593
Pandora A/S	3,548	381,209
PVH Corp.	1,852	213,350
Ralph Lauren Corp.	1,379	182,524
Swatch Group AG	949	369,572
Swatch Group AG (Registered)	1,527	114,654
Under Armour, Inc., Class A*	3,692	308,061
VF Corp.	7,670	534,906
Yue Yuen Industrial Holdings Ltd.	22,500	75,324

		10,184,687

Total Consumer Discretionary		104,905,037

Consumer Staples (3.5%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	24,739	2,964,879
Asahi Group Holdings Ltd.	11,900	378,484
Brown-Forman Corp., Class B	3,492	349,829
Carlsberg A/S, Class B	3,291	298,762
Coca-Cola Amatil Ltd.	17,618	124,377
Coca-Cola Co.	87,830	3,445,571
Coca-Cola Enterprises, Inc.	5,015	217,852

Coca-Cola HBC AG*	6,165	132,515
Constellation Brands, Inc., Class A	3,750	435,075
Diageo plc	77,394	2,238,754
Dr. Pepper Snapple Group, Inc.	4,320	314,928
Heineken Holding N.V.	3,102	217,698
Heineken N.V.	7,088	537,893
Kirin Holdings Co., Ltd.	25,000	344,405
Molson Coors Brewing Co., Class B	3,555	248,174
Monster Beverage Corp.*	3,180	426,184
PepsiCo, Inc.	33,550	3,131,557
Pernod-Ricard S.A.	6,533	754,551
Remy Cointreau S.A.	749	53,984
SABMiller plc	29,825	1,548,338
Suntory Beverage & Food Ltd.	4,278	170,407
Treasury Wine Estates Ltd.	20,035	77,135

		18,411,352

Food & Staples Retailing (0.7%)
Aeon Co., Ltd.	20,100	285,360
Carrefour S.A.	16,957	542,938
Casino Guichard Perrachon S.A.	1,741	131,888
Colruyt S.A.	2,168	97,079
Costco Wholesale Corp.	9,775	1,320,211
CVS Health Corp.	25,760	2,701,709
Delhaize Group S.A.	3,163	261,156
Distribuidora Internacional de Alimentacion S.A.	19,028	145,311
FamilyMart Co., Ltd.	1,800	82,804
ICA Gruppen AB	2,381	84,471
J Sainsbury plc	41,231	171,872
Jeronimo Martins SGPS S.A.	7,743	99,271
Koninklijke Ahold N.V.	27,515	515,342
Kroger Co.	10,855	787,096
Lawson, Inc.	2,000	136,945
Metro AG	4,985	157,167
Seven & i Holdings Co., Ltd.	23,200	997,116
Sysco Corp.	13,050	471,105
Tesco plc	249,900	834,589
Walgreens Boots Alliance, Inc.	19,555	1,651,224
Wal-Mart Stores, Inc.	35,151	2,493,260
Wesfarmers Ltd.	34,572	1,041,087
Whole Foods Market, Inc.	7,990	315,126
WM Morrison Supermarkets plc	68,246	193,875
Woolworths Ltd.	38,860	808,326

		16,326,328

Food Products (0.9%)
Ajinomoto Co., Inc.	16,466	356,740
Archer-Daniels-Midland Co.	14,325	690,751
Aryzta AG*	2,683	132,292
Associated British Foods plc	10,960	494,412
Barry Callebaut AG (Registered)*	68	77,459
Calbee, Inc.	2,260	95,286
Campbell Soup Co.	3,940	187,741
Chocoladefabriken Lindt & Sprungli AG	30	158,639
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	250,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

ConAgra Foods, Inc.	9,365	$409,438
Danone S.A.	17,826	1,152,454
General Mills, Inc.	13,635	759,742
Golden Agri-Resources Ltd.	217,000	66,058
Hershey Co.	3,325	295,360
Hormel Foods Corp.	2,995	168,828
J.M. Smucker Co.	2,260	245,007
Kellogg Co.	5,680	356,136
Kerry Group plc, Class A	4,868	360,818
Keurig Green Mountain, Inc.	2,736	209,660
Kikkoman Corp.	4,000	125,015
Kraft Foods Group, Inc.	13,185	1,122,571
McCormick & Co., Inc. (Non-Voting)	2,900	234,755
Mead Johnson Nutrition Co.	4,505	406,441
MEIJI Holdings Co., Ltd.	1,900	245,291
Mondelez International, Inc., Class A	37,505	1,542,956
Nestle S.A. (Registered)	99,210	7,162,602
NH Foods Ltd.	5,000	114,148
Nisshin Seifun Group, Inc.	6,470	86,066
Nissin Foods Holdings Co., Ltd.	2,000	87,756
Orkla ASA	25,077	197,342
Tate & Lyle plc	14,338	117,036
Toyo Suisan Kaisha Ltd.	3,000	109,450
Tyson Foods, Inc., Class A	6,480	276,242
Unilever N.V. (CVA)	50,115	2,087,050
WH Group Ltd.*§	180,261	122,786
Wilmar International Ltd.	59,000	143,683
Yakult Honsha Co., Ltd.	2,700	160,167
Yamazaki Baking Co., Ltd.	2,842	47,349

		20,855,722

Household Products (0.4%)
Clorox Co.	2,845	295,937
Colgate-Palmolive Co.	19,110	1,249,985
Henkel AG & Co. KGaA	3,197	304,701
Henkel AG & Co. KGaA (Preference) (q)	5,481	614,716
Kimberly-Clark Corp.	8,320	881,670
Procter & Gamble Co.	60,250	4,713,960
Reckitt Benckiser Group plc	19,868	1,713,222
Svenska Cellulosa AB S.C.A., Class B	18,102	460,310
Unicharm Corp.	11,400	271,016

		10,505,517

Personal Products (0.2%)
Beiersdorf AG	3,101	259,770
Estee Lauder Cos., Inc., Class A	4,990	432,433
Kao Corp.	15,500	721,016
L’Oreal S.A.	7,770	1,385,982
Shiseido Co., Ltd.	11,000	249,687
Unilever plc	39,485	1,693,714

		4,742,602

Tobacco (0.5%)
Altria Group, Inc.	44,095	2,156,687
British American Tobacco plc	57,349	3,077,243
Imperial Tobacco Group plc	29,445	1,418,962
Japan Tobacco, Inc.	33,841	1,205,733

Philip Morris International, Inc.	34,755	2,786,308
Reynolds American, Inc.	9,145	682,761
Swedish Match AB	6,168	175,445

		11,503,139

Total Consumer Staples		82,344,660

Energy (2.2%)
Energy Equipment & Services (0.3%)
Amec Foster Wheeler plc	11,959	153,613
Baker Hughes, Inc.	9,655	595,713
Cameron International Corp.*	4,530	237,236
Diamond Offshore Drilling, Inc.	1,480	38,199
Ensco plc, Class A	5,180	115,359
FMC Technologies, Inc.*	5,220	216,578
Halliburton Co.	18,915	814,669
Helmerich & Payne, Inc.	2,430	171,121
National Oilwell Varco, Inc.	9,560	461,557
Noble Corp. plc	5,645	86,877
Petrofac Ltd.	7,981	116,059
Saipem S.p.A.*	8,146	86,048
Schlumberger Ltd.	28,850	2,486,581
Seadrill Ltd.	11,370	118,479
Subsea 7 S.A.*	8,175	80,025
Technip S.A.	3,155	195,283
Tenaris S.A.	14,528	195,654
Transocean Ltd.	18,674	301,604
WorleyParsons Ltd.	6,390	51,323

		6,521,978

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.	11,255	878,565
Apache Corp.	8,535	491,872
BG Group plc	105,043	1,748,692
BP plc	561,235	3,705,053
Cabot Oil & Gas Corp.	9,240	291,430
Caltex Australia Ltd.	8,307	204,135
Chesapeake Energy Corp.	11,510	128,567
Chevron Corp.	42,280	4,078,752
Cimarex Energy Co.	1,941	214,112
ConocoPhillips Co.	27,370	1,680,792
CONSOL Energy, Inc.	5,110	111,091
Delek Group Ltd.	145	42,763
Devon Energy Corp.	8,560	509,234
Eni S.p.A.	78,263	1,389,044
EOG Resources, Inc.	12,210	1,068,985
EQT Corp.	3,385	275,336
Exxon Mobil Corp.	94,923	7,897,594
Galp Energia SGPS S.A.	11,862	139,120
Hess Corp.	5,820	389,242
Idemitsu Kosan Co., Ltd.	2,700	53,014
INPEX Corp.	29,242	332,477
JX Holdings, Inc.	69,000	297,796
Kinder Morgan, Inc.	37,873	1,453,944
Koninklijke Vopak N.V.	2,163	109,153
Lundin Petroleum AB*	6,699	114,750
Marathon Oil Corp.	14,970	397,304
Marathon Petroleum Corp.	12,560	657,014
Murphy Oil Corp.	3,705	154,017
Neste Oyj	3,944	100,515
Newfield Exploration Co.*	3,005	108,541
Noble Energy, Inc.	8,000	341,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Occidental Petroleum Corp.	17,355	$1,349,698
OMV AG	4,531	124,668
ONEOK, Inc.	4,610	182,003
Origin Energy Ltd.	34,035	314,329
Phillips 66	12,460	1,003,778
Pioneer Natural Resources Co.	3,180	441,034
Range Resources Corp.	3,735	184,434
Repsol S.A.	31,719	556,950
Royal Dutch Shell plc, Class A	119,816	3,363,281
Royal Dutch Shell plc, Class B	75,079	2,131,679
Santos Ltd.	30,265	182,838
Showa Shell Sekiyu KK	5,800	50,709
Southwestern Energy Co.*	7,850	178,430
Spectra Energy Corp.	14,920	486,392
Statoil ASA	34,334	613,510
Tesoro Corp.	2,855	240,991
TonenGeneral Sekiyu KK	9,000	83,760
Total S.A.	65,852	3,198,696
Tullow Oil plc	28,022	149,568
Valero Energy Corp.	11,735	734,611
Williams Cos., Inc.	14,950	857,980
Woodside Petroleum Ltd.	22,813	602,495

		46,396,178

Total Energy		52,918,156

Financials (7.4%)
Banks (3.4%)
Aozora Bank Ltd.	35,000	132,124
Australia & New Zealand Banking Group Ltd.	85,095	2,114,092
Banca Monte dei Paschi di Siena S.p.A.*	78,012	151,853
Banco Bilbao Vizcaya Argentaria S.A.	194,243	1,903,923
Banco Comercial Portugues S.A., Class R*	1,167,095	101,489
Banco de Sabadell S.A.	150,355	362,904
Banco Espirito Santo S.A. (Registered)*†(b)	26,714	—
Banco Popolare SC*	11,142	183,344
Banco Popular Espanol S.A.	52,180	252,819
Banco Santander S.A.	441,972	3,086,476
Bank Hapoalim B.M.	32,600	175,614
Bank Leumi Le-Israel B.M.*	43,066	182,126
Bank of America Corp.	233,994	3,982,578
Bank of East Asia Ltd.	36,000	157,439
Bank of Ireland*	846,297	341,845
Bank of Kyoto Ltd.	10,415	119,991
Bank of Queensland Ltd.	11,290	111,237
Bank of Yokohama Ltd.	34,000	208,526
Bankia S.A.*	141,730	179,813
Bankinter S.A.	20,740	153,276
Barclays plc	507,688	2,078,021
BB&T Corp.	15,965	643,549
Bendigo & Adelaide Bank Ltd.	13,873	131,228
BNP Paribas S.A.	34,676	2,093,360
BOC Hong Kong Holdings Ltd.	113,500	472,944
CaixaBank S.A.	70,327	325,847
Chiba Bank Ltd.	21,000	160,093
Chugoku Bank Ltd.	5,475	86,385

Citigroup, Inc.	67,430	3,724,833
Comerica, Inc.	4,020	206,306
Commerzbank AG*	32,749	418,590
Commonwealth Bank of Australia	49,880	3,276,221
Credit Agricole S.A.	40,206	597,948
Danske Bank A/S	21,721	638,786
DBS Group Holdings Ltd.	53,000	814,174
DNB ASA	30,066	501,583
Erste Group Bank AG*	8,595	244,105
Fifth Third Bancorp	18,525	385,690
Fukuoka Financial Group, Inc.	23,000	119,336
Gunma Bank Ltd.	11,000	81,252
Hachijuni Bank Ltd.	12,000	90,599
Hang Seng Bank Ltd.	23,500	459,295
Hiroshima Bank Ltd.	15,000	89,717
Hokuhoku Financial Group, Inc.	37,000	87,372
HSBC Holdings plc	591,280	5,296,507
Huntington Bancshares, Inc./Ohio	18,155	205,333
ING Groep N.V. (CVA)	118,701	1,959,864
Intesa Sanpaolo S.p.A.	418,686	1,505,470
Iyo Bank Ltd.	7,000	86,024
Joyo Bank Ltd.	18,000	100,895
JPMorgan Chase & Co.	83,680	5,670,157
KBC Groep N.V.	7,712	515,348
KeyCorp	19,500	292,890
Lloyds Banking Group plc	1,756,628	2,352,711
M&T Bank Corp.	2,940	367,294
Mitsubishi UFJ Financial Group, Inc.	392,262	2,819,889
Mizrahi Tefahot Bank Ltd.	4,259	52,826
Mizuho Financial Group, Inc.	715,200	1,548,621
National Australia Bank Ltd.	80,443	2,067,412
Natixis S.A.	45,706	328,917
Nordea Bank AB	93,446	1,165,560
Oversea-Chinese Banking Corp., Ltd.	92,000	695,371
People’s United Financial, Inc.	6,760	109,580
PNC Financial Services Group, Inc.	12,050	1,152,582
Raiffeisen Bank International AG*	3,605	52,448
Regions Financial Corp.	30,660	317,638
Resona Holdings, Inc.	67,900	370,888
Royal Bank of Scotland Group plc*	78,360	432,778
Seven Bank Ltd.	18,320	84,875
Shinsei Bank Ltd.	54,000	108,984
Shizuoka Bank Ltd.	16,000	167,210
Skandinaviska Enskilda Banken AB, Class A	46,732	597,549
Societe Generale S.A.	25,016	1,167,716
Standard Chartered plc	76,072	1,217,992
Sumitomo Mitsui Financial Group, Inc.	39,200	1,748,521
Sumitomo Mitsui Trust Holdings, Inc.	102,000	467,224
SunTrust Banks, Inc./Georgia	11,770	506,345
Suruga Bank Ltd.	6,000	128,790
Svenska Handelsbanken AB, Class A	46,068	672,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Swedbank AB, Class A	27,861	$649,654
U.S. Bancorp/Minnesota	40,095	1,740,123
UniCredit S.p.A.	147,192	988,684
Unione di Banche Italiane S.c.p.A.	27,742	222,528
United Overseas Bank Ltd.	40,000	685,154
Wells Fargo & Co.	105,730	5,946,255
Westpac Banking Corp.	95,991	2,381,089
Yamaguchi Financial Group, Inc.	6,092	75,910
Zions Bancorp	4,470	141,855

		80,794,580

Capital Markets (0.8%)
3i Group plc	29,917	242,792
Aberdeen Asset Management plc	28,676	182,031
Affiliated Managers Group, Inc.*	1,226	268,004
Ameriprise Financial, Inc.	4,180	522,207
Bank of New York Mellon Corp.	25,160	1,055,965
BlackRock, Inc.	2,825	977,393
Charles Schwab Corp.	25,510	832,901
Credit Suisse Group AG (Registered)*	46,972	1,291,171
Daiwa Securities Group, Inc.	51,000	382,214
Deutsche Bank AG (Registered)	42,433	1,274,908
E*TRADE Financial Corp.*	6,425	192,429
Franklin Resources, Inc.	8,735	428,277
Goldman Sachs Group, Inc.	9,120	1,904,165
Hargreaves Lansdown plc	8,026	145,403
ICAP plc	16,975	141,228
Invesco Ltd.	9,590	359,529
Investec plc	16,989	152,689
Julius Baer Group Ltd.*	6,886	386,299
Legg Mason, Inc.	2,255	116,200
Macquarie Group Ltd.	8,981	564,044
Mediobanca S.p.A.	17,271	169,344
Morgan Stanley	34,040	1,320,412
Nomura Holdings, Inc.	111,700	758,083
Northern Trust Corp.	4,900	374,654
Partners Group Holding AG	493	147,381
Platinum Asset Management Ltd.	7,182	41,449
SBI Holdings, Inc.	6,563	90,413
Schroders plc	3,825	190,879
State Street Corp.	9,425	725,725
T. Rowe Price Group, Inc.	5,845	454,332
UBS Group AG (Registered)*	112,351	2,382,930

		18,075,451

Consumer Finance (0.2%)
Acom Co., Ltd.*	12,270	47,121
AEON Financial Service Co., Ltd.	3,200	88,900
American Express Co.	20,035	1,557,120
Capital One Financial Corp.	12,472	1,097,162
Credit Saison Co., Ltd.	4,600	98,626
Discover Financial Services	10,290	592,910

Navient Corp.	9,310	169,535

		3,651,374

Diversified Financial Services (0.6%)
ASX Ltd.	5,956	183,355
Berkshire Hathaway, Inc., Class B*	40,570	5,521,983
CME Group, Inc./Illinois	7,030	654,212
Deutsche Boerse AG	5,938	491,533
Eurazeo S.A.	2,976	196,911
EXOR S.p.A.	3,030	144,646
First Pacific Co., Ltd.	72,489	61,159
Groupe Bruxelles Lambert S.A.	2,482	199,782
Hong Kong Exchanges and Clearing Ltd.	34,200	1,207,129
Industrivarden AB, Class C	5,050	95,154
Intercontinental Exchange, Inc.	2,560	572,442
Investment AB Kinnevik, Class B	7,242	228,970
Investor AB, Class B	14,013	522,158
Japan Exchange Group, Inc.	8,446	274,322
Leucadia National Corp.	7,045	171,053
London Stock Exchange Group plc	9,607	357,751
McGraw Hill Financial, Inc.	6,010	603,704
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,150	82,939
Moody’s Corp.	4,115	444,255
NASDAQ OMX Group, Inc.	2,595	126,662
ORIX Corp.	40,720	605,884
Pargesa Holding S.A.	951	63,980
Singapore Exchange Ltd.	24,076	139,967
Wendel S.A.	1,880	230,446

		13,180,397

Insurance (1.4%)
ACE Ltd.	7,455	758,024
Admiral Group plc	6,431	140,152
Aegon N.V.	55,737	409,616
Aflac, Inc.	10,070	626,354
Ageas	6,396	246,397
AIA Group Ltd.	370,563	2,426,105
Allianz SE (Registered)	14,060	2,189,768
Allstate Corp.	9,640	625,347
American International Group, Inc.	31,744	1,962,414
AMP Ltd.	90,993	422,638
Aon plc	6,455	643,434
Assicurazioni Generali S.p.A.	35,923	647,188
Assurant, Inc.	1,565	104,855
Aviva plc	123,112	952,691
Baloise Holding AG (Registered)	1,539	187,653
Chubb Corp.	5,360	509,950
Cincinnati Financial Corp.	3,265	163,838
CNP Assurances S.A.	12,948	216,237
Dai-ichi Life Insurance Co., Ltd.	33,169	652,214
Delta Lloyd N.V.	6,746	110,743
Direct Line Insurance Group plc	42,301	223,188
Genworth Financial, Inc., Class A*	11,025	83,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Gjensidige Forsikring ASA	6,153	$99,196
Hannover Rueck SE	1,855	179,486
Hartford Financial Services Group, Inc.	9,965	414,245
Insurance Australia Group Ltd.	72,038	310,142
Legal & General Group plc	182,812	714,949
Lincoln National Corp.	5,775	341,996
Loews Corp.	6,775	260,905
Mapfre S.A.	33,159	114,118
Marsh & McLennan Cos., Inc.	12,090	685,503
Medibank Pvt Ltd.*	84,725	131,393
MetLife, Inc.	25,020	1,400,870
MS&AD Insurance Group Holdings, Inc.	15,600	486,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,321	943,207
NN Group N.V.	5,933	166,782
Old Mutual plc	151,546	479,805
Principal Financial Group, Inc.	6,075	311,587
Progressive Corp.	11,900	331,177
Prudential Financial, Inc.	10,230	895,330
Prudential plc	79,001	1,902,297
QBE Insurance Group Ltd.	41,992	442,893
RSA Insurance Group plc	31,247	195,013
Sampo Oyj, Class A	13,753	647,800
SCOR SE	8,411	296,735
Sompo Japan Nipponkoa Holdings, Inc.	11,000	403,697
Sony Financial Holdings, Inc.	5,353	93,864
Standard Life plc	60,288	420,590
Suncorp Group Ltd.	39,582	410,145
Swiss Life Holding AG (Registered)*	987	226,019
Swiss Reinsurance AG	10,835	958,978
T&D Holdings, Inc.	17,800	265,433
Tokio Marine Holdings, Inc.	21,300	886,565
Torchmark Corp.	2,893	168,430
Travelers Cos., Inc.	7,545	729,300
Tryg A/S	3,673	76,568
UnipolSai S.p.A.	24,503	60,699
Unum Group	5,640	201,630
XL Group plc	5,880	218,736
Zurich Insurance Group AG*	4,605	1,401,768

		32,576,146

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	8,805	821,418
Apartment Investment & Management Co. (REIT), Class A	3,250	120,022
Ascendas Real Estate Investment Trust (REIT)	62,000	113,242
AvalonBay Communities, Inc. (REIT)	2,915	466,021
Boston Properties, Inc. (REIT)	3,395	410,931
British Land Co. plc (REIT)	29,807	371,630
CapitaLand Commercial Trust (REIT)	63,000	72,970
CapitaLand Mall Trust (REIT)	74,000	118,127
Crown Castle International Corp. (REIT)	7,450	598,235

Dexus Property Group (REIT)	29,539	166,373
Equinix, Inc. (REIT)	1,275	323,850
Equity Residential (REIT)	8,060	565,570
Essex Property Trust, Inc. (REIT)	1,403	298,137
Federation Centres (REIT)	96,686	217,826
Fonciere des Regions (REIT)	2,338	198,669
Gecina S.A. (REIT)	1,730	213,217
General Growth Properties, Inc. (REIT)	13,960	358,214
Goodman Group (REIT)	53,931	260,898
GPT Group (REIT)	54,283	179,255
Hammerson plc (REIT)	24,129	233,353
HCP, Inc. (REIT)	10,200	371,994
Health Care REIT, Inc. (REIT)	7,190	471,880
Host Hotels & Resorts, Inc. (REIT)	16,845	334,036
ICADE (REIT)	2,409	172,044
Intu Properties plc (REIT)	28,358	137,059
Iron Mountain, Inc. (REIT)	4,088	126,728
Japan Prime Realty Investment Corp. (REIT)	25	77,726
Japan Real Estate Investment Corp. (REIT)	39	177,179
Japan Retail Fund Investment Corp. (REIT)	75	150,080
Kimco Realty Corp. (REIT)	9,100	205,114
Klepierre S.A. (REIT)	8,022	352,859
Land Securities Group plc (REIT)	24,321	460,101
Link REIT (REIT)	70,500	412,911
Macerich Co. (REIT)	3,130	233,498
Mirvac Group (REIT)	113,742	162,352
Nippon Building Fund, Inc. (REIT)	44	192,703
Nippon Prologis REIT, Inc. (REIT)	46	84,720
Plum Creek Timber Co., Inc. (REIT)	3,935	159,643
Prologis, Inc. (REIT)	11,112	412,255
Public Storage (REIT)	3,255	600,124
Realty Income Corp. (REIT)	5,084	225,679
Scentre Group (REIT)	163,799	473,922
Segro plc (REIT)	22,838	145,618
Simon Property Group, Inc. (REIT)	6,940	1,200,759
SL Green Realty Corp. (REIT)	2,227	244,725
Stockland Corp., Ltd. (REIT)	72,657	229,840
Suntec Real Estate Investment Trust (REIT)	73,000	93,496
Unibail-Rodamco SE (REIT)	3,017	762,506
United Urban Investment Corp. (REIT)	82	115,980
Ventas, Inc. (REIT)	6,539	406,006
Vornado Realty Trust (REIT)	3,910	371,176
Westfield Corp. (REIT)	60,735	427,364
Weyerhaeuser Co. (REIT)	11,710	368,865

		16,468,900

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	3,470	65,042
Azrieli Group	1,120	44,723
CapitaLand Ltd.	78,000	202,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CBRE Group, Inc., Class A*	6,190	$229,030
Cheung Kong Property Holdings Ltd.*	86,460	717,196
City Developments Ltd.	12,000	87,137
Daito Trust Construction Co., Ltd.	2,300	238,297
Daiwa House Industry Co., Ltd.	19,000	442,922
Deutsche Annington Immobilien SE	13,793	389,041
Deutsche Wohnen AG	9,067	207,777
Global Logistic Properties Ltd.	96,783	181,803
Hang Lung Properties Ltd.	68,000	202,205
Henderson Land Development Co., Ltd.	35,398	242,257
Hulic Co., Ltd.	9,079	80,564
Hysan Development Co., Ltd.	19,000	82,358
Kerry Properties Ltd.	20,000	78,436
Lend Lease Group	16,939	196,431
Mitsubishi Estate Co., Ltd.	39,000	840,164
Mitsui Fudosan Co., Ltd.	29,000	812,052
New World Development Co., Ltd.	163,854	214,342
Nomura Real Estate Holdings, Inc.	3,836	80,553
NTT Urban Development Corp.	3,544	35,271
Sino Land Co., Ltd.	92,000	153,817
Sumitomo Realty & Development Co., Ltd.	11,000	385,901
Sun Hung Kai Properties Ltd.	52,000	842,567
Swire Pacific Ltd., Class A	18,000	226,290
Swire Properties Ltd.	35,994	114,926
Swiss Prime Site AG (Registered)*	2,036	154,505
Tokyo Tatemono Co., Ltd.	6,000	83,343
Tokyu Fudosan Holdings Corp.	15,772	121,655
UOL Group Ltd.	14,000	71,931
Wharf Holdings Ltd.	41,000	272,926
Wheelock & Co., Ltd.	28,000	143,042

		8,241,199

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,690	105,617

Total Financials		173,093,664

Health Care (4.6%)
Biotechnology (0.6%)
Actelion Ltd. (Registered)*	3,160	462,365
Alexion Pharmaceuticals, Inc.*	4,400	795,388
Amgen, Inc.	16,931	2,599,247
Biogen, Inc.*	5,260	2,124,724
Celgene Corp.*	17,810	2,061,240
CSL Ltd.	14,580	972,718
Gilead Sciences, Inc.	33,640	3,938,571
Grifols S.A.	4,589	184,843
Regeneron Pharmaceuticals, Inc.*	1,650	841,715
Vertex Pharmaceuticals, Inc.*	5,323	657,284

		14,638,095

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	33,450	1,641,726
Baxter International, Inc.	12,030	841,258
Becton, Dickinson and Co.	4,643	657,681
Boston Scientific Corp.*	29,465	521,530
C.R. Bard, Inc.	1,695	289,336
Cochlear Ltd.	1,756	108,591
Coloplast A/S, Class B	3,418	224,278
DENTSPLY International, Inc.	3,155	162,640
Edwards Lifesciences Corp.*	2,349	334,568
Elekta AB, Class B	11,339	71,126
Essilor International S.A.	6,310	752,713
Getinge AB, Class B	6,157	148,172
Hoya Corp.	13,100	525,242
Intuitive Surgical, Inc.*	827	400,682
Medtronic plc	31,383	2,325,480
Olympus Corp.	7,900	273,048
Smith & Nephew plc	27,553	464,963
Sonova Holding AG (Registered)	1,654	223,612
St. Jude Medical, Inc.	6,345	463,629
Stryker Corp.	6,635	634,107
Sysmex Corp.	4,500	268,415
Terumo Corp.	9,300	223,182
Varian Medical Systems, Inc.*	2,270	191,429
William Demant Holding A/S*	785	59,885
Zimmer Biomet Holdings, Inc.	3,770	411,797

		12,219,090

Health Care Providers & Services (0.6%)
Aetna, Inc.	7,867	1,002,728
Alfresa Holdings Corp.	5,400	84,099
AmerisourceBergen Corp.	4,735	503,520
Anthem, Inc.	6,085	998,792
Cardinal Health, Inc.	7,470	624,865
Cigna Corp.	5,885	953,370
DaVita HealthCare Partners, Inc.*	3,810	302,781
Express Scripts Holding Co.*	16,589	1,475,426
Fresenius Medical Care AG & Co. KGaA	6,701	553,124
Fresenius SE & Co. KGaA	11,671	748,807
HCA Holdings, Inc.*	6,818	618,529
Healthscope Ltd.	34,636	72,688
Henry Schein, Inc.*	1,896	269,459
Humana, Inc.	3,420	654,178
Laboratory Corp. of America Holdings*	1,915	232,136
McKesson Corp.	5,145	1,156,647
Medipal Holdings Corp.	4,100	66,901
Miraca Holdings, Inc.	1,700	85,010
Patterson Cos., Inc.	1,925	93,651
Quest Diagnostics, Inc.	3,185	230,976
Ramsay Health Care Ltd.	4,352	206,403
Ryman Healthcare Ltd.	11,536	61,914
Sonic Healthcare Ltd.	11,731	193,421
Suzuken Co., Ltd.	2,350	75,271
Tenet Healthcare Corp.*	2,192	126,873
UnitedHealth Group, Inc.	21,635	2,639,470
Universal Health Services, Inc., Class B	2,050	291,305

		14,322,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Technology (0.0%)
Cerner Corp.*	6,750	$466,155
M3, Inc.	5,970	120,098

		586,253

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,430	286,649
Lonza Group AG (Registered)*	1,628	217,485
PerkinElmer, Inc.	2,470	130,021
QIAGEN N.V.*	6,781	166,580
Thermo Fisher Scientific, Inc.	8,865	1,150,322
Waters Corp.*	1,865	239,429

		2,190,486

Pharmaceuticals (2.8%)
AbbVie, Inc.	38,925	2,615,371
Allergan plc*	8,361	2,537,229
Astellas Pharma, Inc.	66,000	941,316
AstraZeneca plc	38,865	2,454,268
Bayer AG (Registered)	25,441	3,560,962
Bristol-Myers Squibb Co.	36,855	2,452,332
Chugai Pharmaceutical Co., Ltd.	6,900	238,203
Daiichi Sankyo Co., Ltd.	19,600	362,580
Eisai Co., Ltd.	7,800	523,633
Eli Lilly & Co.	21,870	1,825,926
Endo International plc*	3,453	275,032
GlaxoSmithKline plc	149,665	3,110,006
Hisamitsu Pharmaceutical Co., Inc.	1,800	69,935
Hospira, Inc.*	3,720	330,001
Johnson & Johnson	62,790	6,119,513
Kyowa Hakko Kirin Co., Ltd.	7,000	91,572
Mallinckrodt plc*	2,515	296,066
Merck & Co., Inc.	64,160	3,652,629
Merck KGaA	3,976	396,190
Mitsubishi Tanabe Pharma Corp.	6,000	89,962
Mylan N.V.*	8,315	564,256
Novartis AG (Registered)	70,767	6,974,896
Novo Nordisk A/S, Class B	58,493	3,186,920
Ono Pharmaceutical Co., Ltd.	2,600	284,038
Orion Oyj, Class B	3,103	108,555
Otsuka Holdings Co., Ltd.	12,013	383,158
Perrigo Co. plc	2,980	550,793
Pfizer, Inc.	141,074	4,730,211
Roche Holding AG	21,615	6,057,147
Sanofi S.A.	36,531	3,593,714
Santen Pharmaceutical Co., Ltd.	11,400	161,427
Shionogi & Co., Ltd.	9,200	356,694
Shire plc	18,159	1,453,722
Sumitomo Dainippon Pharma Co., Ltd.	4,800	52,909
Taisho Pharmaceutical Holdings Co., Ltd.	971	65,614
Takeda Pharmaceutical Co., Ltd.	24,300	1,173,651
Teva Pharmaceutical Industries Ltd.	26,485	1,566,383
UCB S.A.	3,890	279,244
Zoetis, Inc.	11,138	537,074

		64,023,132

Total Health Care		107,979,400

Industrials (3.9%)
Aerospace & Defense (0.6%)
Airbus Group SE	18,109	1,174,989
BAE Systems plc	97,043	687,984
Boeing Co.	14,935	2,071,783
Cobham plc	35,027	144,745
Finmeccanica S.p.A.*	12,451	156,578
General Dynamics Corp.	7,075	1,002,457
Honeywell International, Inc.	17,400	1,774,278
L-3 Communications Holdings, Inc.	1,930	218,823
Lockheed Martin Corp.	6,040	1,122,836
Meggitt plc	24,559	179,976
Northrop Grumman Corp.	4,660	739,216
Precision Castparts Corp.	3,215	642,582
Raytheon Co.	6,920	662,106
Rockwell Collins, Inc.	2,995	276,588
Rolls-Royce Holdings plc*	57,168	781,479
Rolls-Royce Holdings plc, Class C (b)*†	8,077,467	12,692
Safran S.A.	8,981	608,658
Singapore Technologies Engineering Ltd.	48,000	117,608
Textron, Inc.	6,195	276,483
Thales S.A.	3,182	192,130
United Technologies Corp.	18,925	2,099,350
Zodiac Aerospace	6,206	202,028

		15,145,369

Air Freight & Logistics (0.2%)
Bollore S.A.	26,647	141,853
C.H. Robinson Worldwide, Inc.	3,260	203,391
Deutsche Post AG (Registered)	29,810	870,889
Expeditors International of Washington, Inc.	4,295	198,021
FedEx Corp.	5,895	1,004,508
Royal Mail plc	19,997	161,657
TNT Express N.V.	15,179	128,762
United Parcel Service, Inc., Class B	15,655	1,517,126
Yamato Holdings Co., Ltd.	10,700	207,163

		4,433,370

Airlines (0.1%)
American Airlines Group, Inc.	16,195	646,747
ANA Holdings, Inc.	35,000	94,975
Cathay Pacific Airways Ltd.	36,060	88,667
Delta Air Lines, Inc.	18,738	769,757
Deutsche Lufthansa AG (Registered)*	7,119	91,787
easyJet plc	4,888	118,737
International Consolidated Airlines Group S.A.*	25,105	195,246
Japan Airlines Co., Ltd.	3,683	128,499
Qantas Airways Ltd.*	16,892	41,184
Ryanair Holdings plc (ADR)	210	14,984
Singapore Airlines Ltd.	17,000	135,435
Southwest Airlines Co.	15,225	503,795

		2,829,813

Building Products (0.1%)
Allegion plc	2,138	128,579
Asahi Glass Co., Ltd.	29,000	174,164
Assa Abloy AB, Class B	30,438	573,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Cie de Saint-Gobain	14,694	$659,687
Daikin Industries Ltd.	7,300	525,438
Geberit AG (Registered)	1,163	387,729
LIXIL Group Corp.	8,200	162,814
Masco Corp.	7,920	211,226
TOTO Ltd.	9,000	162,226

		2,985,018

Commercial Services & Supplies (0.2%)
ADT Corp.	3,825	128,405
Aggreko plc	7,878	178,124
Babcock International Group plc	7,725	131,089
Brambles Ltd.	48,186	394,086
Cintas Corp.	2,120	179,331
Dai Nippon Printing Co., Ltd.	17,000	175,646
Edenred	6,336	156,567
G4S plc	47,734	201,455
ISS A/S	4,570	150,788
Park24 Co., Ltd.	2,900	49,690
Pitney Bowes, Inc.	4,475	93,125
Republic Services, Inc.	5,610	219,744
Secom Co., Ltd.	6,500	421,967
Securitas AB, Class B	9,633	127,358
Societe BIC S.A.	885	141,090
Stericycle, Inc.*	1,915	256,438
Toppan Printing Co., Ltd.	16,000	133,873
Tyco International plc	9,870	379,797
Waste Management, Inc.	9,610	445,423

		3,963,996

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	5,809	186,870
Boskalis Westminster N.V.	2,648	129,598
Bouygues S.A.	6,204	231,946
Chiyoda Corp.	5,000	44,286
CIMIC Group Ltd.	3,124	52,425
Ferrovial S.A.	13,724	297,589
Fluor Corp.	3,500	185,535
Jacobs Engineering Group, Inc.*	2,940	119,423
JGC Corp.	6,471	122,245
Kajima Corp.	26,000	122,155
Obayashi Corp.	20,000	145,933
OCI N.V.*	2,593	73,282
Quanta Services, Inc.*	4,785	137,904
Shimizu Corp.	18,000	151,636
Skanska AB, Class B	11,691	236,927
Taisei Corp.	31,595	181,487
Vinci S.A.	14,537	840,797

		3,260,038

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	67,652	1,416,788
Alstom S.A.*	6,670	189,248
AMETEK, Inc.	5,437	297,839
Eaton Corp. plc	10,605	715,732
Emerson Electric Co.	15,535	861,105
Fuji Electric Co., Ltd.	17,000	73,204
Legrand S.A.	8,147	457,404
Mabuchi Motor Co., Ltd.	1,600	101,189
Mitsubishi Electric Corp.	60,000	775,585

Nidec Corp.	6,700	501,740
OSRAM Licht AG	2,738	131,118
Prysmian S.p.A.	6,001	129,656
Rockwell Automation, Inc.	3,085	384,514
Schneider Electric SE	17,084	1,179,525
Vestas Wind Systems A/S	6,894	344,087

		7,558,734

Industrial Conglomerates (0.7%)
3M Co.	14,410	2,223,463
CK Hutchison Holdings Ltd.	86,460	1,270,429
Danaher Corp.	13,540	1,158,889
General Electric Co.	223,260	5,932,018
Keihan Electric Railway Co., Ltd.	15,000	87,388
Keppel Corp., Ltd.	44,000	268,538
Koninklijke Philips N.V.	28,760	731,680
NWS Holdings Ltd.	46,000	66,583
Roper Technologies, Inc.	2,215	381,999
Seibu Holdings, Inc.	3,684	85,368
Sembcorp Industries Ltd.	30,000	86,647
Siemens AG (Registered)	24,394	2,457,127
Smiths Group plc	12,145	215,445
Toshiba Corp.	123,000	423,115

		15,388,689

Machinery (0.7%)
Alfa Laval AB	9,033	158,979
Amada Holdings Co., Ltd.	11,000	116,305
Andritz AG	2,400	132,846
Atlas Copco AB, Class A	20,659	578,163
Atlas Copco AB, Class B	12,005	299,044
Caterpillar, Inc.	13,970	1,184,935
CNH Industrial N.V.	29,163	265,951
Cummins, Inc.	3,835	503,114
Deere & Co.	7,980	774,459
Dover Corp.	3,720	261,070
FANUC Corp.	6,336	1,298,418
Flowserve Corp.	3,060	161,140
GEA Group AG	5,626	250,949
Hino Motors Ltd.	7,816	96,690
Hitachi Construction Machinery Co., Ltd.	3,300	57,811
IHI Corp.	42,000	195,612
Illinois Tool Works, Inc.	8,095	743,040
IMI plc	8,363	147,829
Ingersoll-Rand plc	5,965	402,160
Joy Global, Inc.	2,180	78,916
JTEKT Corp.	6,400	121,217
Kawasaki Heavy Industries Ltd.	43,000	200,621
Komatsu Ltd.	28,800	578,188
Kone Oyj, Class B	9,653	391,724
Kubota Corp.	35,000	555,236
Kurita Water Industries Ltd.	3,300	76,955
Makita Corp.	3,700	200,744
MAN SE	1,085	111,756
Melrose Industries plc	30,617	119,065
Metso Oyj	3,469	95,293
Minebea Co., Ltd.	10,000	165,135
Mitsubishi Heavy Industries Ltd.	93,000	565,895
Nabtesco Corp.	4,523	113,458
NGK Insulators Ltd.	8,000	206,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

NSK Ltd.	15,000	$231,769
PACCAR, Inc.	7,890	503,461
Pall Corp.	2,370	294,946
Parker-Hannifin Corp.	3,305	384,471
Pentair plc	4,273	293,769
Sandvik AB	32,802	362,649
Schindler Holding AG	1,373	224,538
Schindler Holding AG (Registered)	630	102,894
Sembcorp Marine Ltd.	25,000	52,716
SKF AB, Class B	12,208	278,477
SMC Corp.	1,700	512,077
Snap-on, Inc.	1,320	210,210
Stanley Black & Decker, Inc.	3,470	365,183
Sulzer AG (Registered)	738	75,896
Sumitomo Heavy Industries Ltd.	17,000	99,179
THK Co., Ltd.	3,700	79,995
Vallourec S.A.	3,415	69,748
Volvo AB, Class B	47,210	586,007
Wartsila Oyj Abp	4,551	213,196
Weir Group plc	6,565	175,050
Xylem, Inc.	4,050	150,133
Yangzijiang Shipbuilding Holdings Ltd.	59,023	62,010
Zardoya Otis S.A.	5,353	58,305

		16,595,631

Marine (0.1%)
A. P. Moller – Maersk A/S, Class A	119	208,947
A. P. Moller – Maersk A/S, Class B	220	398,452
Kuehne + Nagel International AG (Registered)	1,662	220,605
Mitsui O.S.K. Lines Ltd.	35,000	112,105
Nippon Yusen KK	49,000	136,528

		1,076,637

Professional Services (0.1%)
Adecco S.A. (Registered)*	5,234	424,900
Bureau Veritas S.A.	8,160	187,948
Capita plc	20,365	396,141
Dun & Bradstreet Corp.	810	98,820
Equifax, Inc.	2,710	263,114
Experian plc	30,441	554,355
Intertek Group plc	4,965	191,131
Nielsen N.V.	6,751	302,242
Randstad Holding N.V.	3,879	252,594
Recruit Holdings Co., Ltd.	4,348	132,694
Robert Half International, Inc.	3,065	170,108
Seek Ltd.	10,014	108,632
SGS S.A. (Registered)	169	308,374

		3,391,053

Road & Rail (0.4%)
Asciano Ltd.	30,007	153,960
Aurizon Holdings Ltd.	65,342	258,627
Central Japan Railway Co.	4,437	801,404
ComfortDelGro Corp., Ltd.	65,000	151,056
CSX Corp.	22,240	726,136
DSV A/S	5,446	176,436
East Japan Railway Co.	10,300	926,609

Hankyu Hanshin Holdings, Inc.	35,000	206,766
J.B. Hunt Transport Services, Inc.	2,091	171,650
Kansas City Southern	2,450	223,440
Keikyu Corp.	14,000	105,699
Keio Corp.	18,000	128,839
Keisei Electric Railway Co., Ltd.	8,467	100,731
Kintetsu Group Holdings Co., Ltd.	55,000	187,400
MTR Corp., Ltd.	44,500	207,242
Nagoya Railroad Co., Ltd.	26,000	97,300
Nippon Express Co., Ltd.	26,000	127,892
Norfolk Southern Corp.	6,900	602,784
Odakyu Electric Railway Co., Ltd.	19,000	177,448
Ryder System, Inc.	1,180	103,097
Tobu Railway Co., Ltd.	31,000	133,235
Tokyu Corp.	34,000	227,806
Union Pacific Corp.	19,990	1,906,446
West Japan Railway Co.	5,067	324,386

		8,226,389

Trading Companies & Distributors (0.2%)
Ashtead Group plc	15,485	267,396
Brenntag AG	4,754	272,579
Bunzl plc	10,299	281,248
Fastenal Co.	6,050	255,189
ITOCHU Corp.	49,000	647,408
Marubeni Corp.	50,000	286,922
Mitsubishi Corp.	42,500	934,837
Mitsui & Co., Ltd.	52,500	713,169
Noble Group Ltd.	145,000	81,821
Rexel S.A.	8,983	144,813
Sumitomo Corp.	34,600	402,585
Toyota Tsusho Corp.	6,600	177,154
Travis Perkins plc	7,655	253,789
United Rentals, Inc.*	2,150	188,383
W.W. Grainger, Inc.	1,366	323,264
Wolseley plc	8,001	510,783

		5,741,340

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	13,818	226,607
Aena S.A.*§	2,077	217,059
Aeroports de Paris S.A.	914	103,273
Atlantia S.p.A.	12,703	313,829
Auckland International Airport Ltd.	29,300	97,985
Fraport AG Frankfurt Airport Services Worldwide	1,279	80,335
Groupe Eurotunnel SE (Registered)	14,383	208,293
Hutchison Port Holdings Trust	174,195	109,732
Japan Airport Terminal Co., Ltd.	1,300	70,850
Kamigumi Co., Ltd.	7,000	65,776
Mitsubishi Logistics Corp.	4,000	52,555
Sydney Airport	33,408	128,364
Transurban Group	58,898	422,618

		2,097,276

Total Industrials		92,693,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (4.3%)
Communications Equipment (0.4%)
Alcatel-Lucent*	86,575	$315,421
Cisco Systems, Inc.	113,470	3,115,886
F5 Networks, Inc.*	1,635	196,772
Harris Corp.	2,340	179,969
Juniper Networks, Inc.	8,900	231,133
Motorola Solutions, Inc.	4,905	281,253
Nokia Oyj	113,156	768,266
QUALCOMM, Inc.	37,305	2,336,412
Telefonaktiebolaget LM Ericsson, Class B	93,625	970,149

		8,395,261

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	6,940	402,312
Citizen Holdings Co., Ltd.	8,100	56,522
Corning, Inc.	28,695	566,152
FLIR Systems, Inc.	3,145	96,929
Hamamatsu Photonics KK	4,400	129,787
Hexagon AB, Class B	7,885	285,729
Hirose Electric Co., Ltd.	935	133,926
Hitachi High-Technologies Corp.	2,141	60,267
Hitachi Ltd.	148,000	975,662
Ibiden Co., Ltd.	3,700	62,581
Japan Display, Inc.*	11,100	41,812
Keyence Corp.	1,400	755,681
Kyocera Corp.	9,900	514,717
Murata Manufacturing Co., Ltd.	6,300	1,099,547
Nippon Electric Glass Co., Ltd.	12,000	60,792
Omron Corp.	6,000	260,816
Shimadzu Corp.	7,000	95,118
TDK Corp.	3,800	290,934
TE Connectivity Ltd.	9,090	584,487
Yaskawa Electric Corp.	6,000	76,872
Yokogawa Electric Corp.	7,000	90,027

		6,640,670

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	3,980	277,884
eBay, Inc.*	25,135	1,514,132
Facebook, Inc., Class A*	46,461	3,984,728
Google, Inc., Class A*	6,354	3,431,414
Google, Inc., Class C*	6,371	3,316,169
Kakaku.com, Inc.	4,434	64,199
Mixi, Inc.	1,280	63,590
United Internet AG (Registered)	3,784	168,216
VeriSign, Inc.*	2,490	153,683
Yahoo! Japan Corp.	43,800	176,796
Yahoo!, Inc.*	20,550	807,410

		13,958,221

IT Services (0.7%)
Accenture plc, Class A	14,060	1,360,727
Alliance Data Systems Corp.*	1,230	359,086
Amadeus IT Holding S.A., Class A	13,770	548,892
Atos SE	2,650	197,883
Automatic Data Processing, Inc.	10,725	860,467

Cap Gemini S.A.	4,782	423,138
Cognizant Technology Solutions Corp., Class A*	13,500	824,715
Computer Sciences Corp.	3,235	212,345
Computershare Ltd.	14,544	131,403
Fidelity National Information Services, Inc.	6,325	390,885
Fiserv, Inc.*	5,520	457,222
Fujitsu Ltd.	57,000	318,755
International Business Machines Corp.	20,645	3,358,116
Itochu Techno-Solutions Corp.	1,500	37,382
MasterCard, Inc., Class A	21,910	2,048,147
Nomura Research Institute Ltd.	3,500	136,986
NTT Data Corp.	3,883	169,743
Otsuka Corp.	1,600	74,780
Paychex, Inc.	7,255	340,114
Teradata Corp.*	3,430	126,910
Total System Services, Inc.	3,665	153,087
Visa, Inc., Class A	43,840	2,943,856
Western Union Co.	11,750	238,878
Xerox Corp.	24,105	256,477

		15,969,994

Semiconductors & Semiconductor Equipment (0.5%)
Advantest Corp.	4,506	46,907
Altera Corp.	6,855	350,976
Analog Devices, Inc.	6,990	448,653
Applied Materials, Inc.	27,115	521,150
ARM Holdings plc	43,423	707,528
ASM Pacific Technology Ltd.	7,400	73,317
ASML Holding N.V.	10,786	1,114,696
Avago Technologies Ltd.	5,596	743,876
Broadcom Corp., Class A	11,940	614,791
First Solar, Inc.*	1,690	79,396
Infineon Technologies AG	34,695	430,505
Intel Corp.	110,155	3,350,364
KLA-Tencor Corp.	3,680	206,853
Lam Research Corp.	3,579	291,152
Linear Technology Corp.	5,280	233,535
Microchip Technology, Inc.	4,460	211,516
Micron Technology, Inc.*	23,795	448,298
NVIDIA Corp.	11,440	230,058
Qorvo, Inc.*	3,365	270,109
Rohm Co., Ltd.	3,000	201,250
Skyworks Solutions, Inc.	4,292	446,797
STMicroelectronics N.V.	19,609	160,788
Texas Instruments, Inc.	23,760	1,223,878
Tokyo Electron Ltd.	5,300	335,491
Xilinx, Inc.	5,945	262,531

		13,004,415

Software (0.8%)
Adobe Systems, Inc.*	10,485	849,390
Autodesk, Inc.*	5,060	253,379
CA, Inc.	7,055	206,641
Citrix Systems, Inc.*	3,630	254,681
COLOPL, Inc.	1,532	30,957
Dassault Systemes S.A.	3,934	286,043
Electronic Arts, Inc.*	6,915	459,847
Gemalto N.V.	2,457	218,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

GungHo Online Entertainment, Inc.	12,404	$48,244
Intuit, Inc.	6,315	636,363
Konami Corp.	2,800	52,072
Microsoft Corp.	183,335	8,094,240
Nexon Co., Ltd.	3,980	54,764
NICE-Systems Ltd.	1,782	113,324
Nintendo Co., Ltd.	3,300	551,955
Oracle Corp.	72,365	2,916,309
Oracle Corp. Japan	1,200	50,202
Red Hat, Inc.*	4,175	317,008
Sage Group plc	33,141	266,873
Salesforce.com, Inc.*	12,806	891,682
SAP SE	30,236	2,110,159
Symantec Corp.	15,340	356,655
Trend Micro, Inc.	3,200	109,556

		19,129,150

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	131,041	16,435,818
Brother Industries Ltd.	7,200	102,013
Canon, Inc.	32,877	1,069,842
EMC Corp.	45,120	1,190,717
Fujifilm Holdings Corp.	14,300	511,019
Hewlett-Packard Co.	41,525	1,246,165
Konica Minolta, Inc.	14,000	163,468
NEC Corp.	80,000	242,513
NetApp, Inc.	7,090	223,760
Ricoh Co., Ltd.	21,000	217,919
SanDisk Corp.	5,010	291,682
Seagate Technology plc	7,240	343,900
Seiko Epson Corp.	8,600	152,556
Western Digital Corp.	4,880	382,690

		22,574,062

Total Information Technology		99,671,773

Materials (1.8%)
Chemicals (1.0%)
Air Liquide S.A.	10,614	1,342,456
Air Products and Chemicals, Inc.	4,295	587,685
Air Water, Inc.	5,000	91,555
Airgas, Inc.	1,475	156,025
Akzo Nobel N.V.	7,551	549,458
Arkema S.A.	2,017	145,330
Asahi Kasei Corp.	38,000	312,203
BASF SE	28,257	2,483,013
CF Industries Holdings, Inc.	5,730	368,324
Croda International plc	4,178	180,660
Daicel Corp.	9,000	115,602
Dow Chemical Co.	24,985	1,278,482
E.I. du Pont de Nemours & Co.	20,365	1,302,342
Eastman Chemical Co.	3,320	271,642
Ecolab, Inc.	6,020	680,681
EMS-Chemie Holding AG (Registered)	252	106,466
Evonik Industries AG	2,868	109,431
FMC Corp.	2,950	155,023
Fuchs Petrolub SE (Preference) (q)	2,138	90,301
Givaudan S.A. (Registered)*	285	493,214

Hitachi Chemical Co., Ltd.	3,200	57,733
Incitec Pivot Ltd.	51,549	153,125
International Flavors & Fragrances, Inc.	1,795	196,176
Israel Chemicals Ltd.	15,646	109,324
Israel Corp., Ltd.	95	33,505
Johnson Matthey plc	6,305	300,966
JSR Corp.	5,900	104,323
K+S AG (Registered)	5,889	248,072
Kaneka Corp.	8,000	58,504
Kansai Paint Co., Ltd.	7,148	110,796
Koninklijke DSM N.V.	5,582	323,601
Kuraray Co., Ltd.	10,500	128,435
Lanxess AG	2,816	166,044
Linde AG	5,714	1,082,306
LyondellBasell Industries N.V., Class A	9,466	979,920
Mitsubishi Chemical Holdings Corp.	41,500	261,272
Mitsubishi Gas Chemical Co., Inc.	11,000	61,658
Mitsui Chemicals, Inc.	25,000	92,944
Monsanto Co.	11,670	1,243,905
Mosaic Co.	7,075	331,464
Nippon Paint Holdings Co., Ltd.	5,000	141,153
Nitto Denko Corp.	5,100	419,218
Novozymes A/S, Class B	7,364	350,048
Orica Ltd.	11,467	188,272
PPG Industries, Inc.	6,210	712,411
Praxair, Inc.	6,530	780,662
Sherwin-Williams Co.	1,865	512,912
Shin-Etsu Chemical Co., Ltd.	12,700	788,555
Sigma-Aldrich Corp.	2,660	370,671
Sika AG	67	236,340
Solvay S.A.	1,825	251,070
Sumitomo Chemical Co., Ltd.	45,000	270,621
Symrise AG	3,794	235,470
Syngenta AG (Registered)	2,860	1,162,415
Taiyo Nippon Sanso Corp.	5,000	60,506
Teijin Ltd.	28,000	108,673
Toray Industries, Inc.	45,000	380,745
Umicore S.A.	2,929	138,877
Yara International ASA	5,524	287,739

		24,260,324

Construction Materials (0.1%)
Boral Ltd.	24,080	108,687
CRH plc	25,075	707,817
Fletcher Building Ltd.	21,161	116,439
HeidelbergCement AG	4,336	343,842
Holcim Ltd. (Registered)*	7,044	519,852
Imerys S.A.	1,051	80,379
James Hardie Industries plc (CDI)	13,834	184,867
Lafarge S.A.	5,673	374,666
Martin Marietta Materials, Inc.	1,397	197,690
Taiheiyo Cement Corp.	36,000	105,307
Vulcan Materials Co.	2,910	244,236

		2,983,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.1%)
Amcor Ltd.	37,123	$392,972
Avery Dennison Corp.	2,080	126,755
Ball Corp.	3,090	216,764
MeadWestvaco Corp.	7,590	358,172
Owens-Illinois, Inc.*	3,650	83,731
Rexam plc	21,686	188,089
Sealed Air Corp.	4,685	240,715
Toyo Seikan Group Holdings Ltd.	5,065	81,199

		1,688,397

Metals & Mining (0.5%)
Alcoa, Inc.	26,160	291,684
Allegheny Technologies, Inc.	2,415	72,933
Alumina Ltd.	77,699	91,722
Anglo American plc	42,968	620,111
Antofagasta plc	12,132	131,435
ArcelorMittal S.A.	30,741	299,294
BHP Billiton Ltd.	97,531	2,035,514
BHP Billiton plc	64,139	1,258,722
Boliden AB	8,415	153,381
Fortescue Metals Group Ltd.	47,897	70,584
Freeport-McMoRan, Inc.	23,120	430,494
Fresnillo plc	6,801	74,161
Glencore plc*	342,170	1,372,581
Hitachi Metals Ltd.	7,000	107,587
Iluka Resources Ltd.	12,881	76,327
JFE Holdings, Inc.	15,100	335,165
Kobe Steel Ltd.	95,000	159,905
Maruichi Steel Tube Ltd.	1,500	37,260
Mitsubishi Materials Corp.	34,000	130,572
Newcrest Mining Ltd.*	23,581	236,885
Newmont Mining Corp.	11,095	259,179
Nippon Steel & Sumitomo Metal Corp.	233,145	604,651
Norsk Hydro ASA	41,373	174,400
Nucor Corp.	7,065	311,355
Randgold Resources Ltd.	2,857	192,356
Rio Tinto Ltd.	13,406	555,958
Rio Tinto plc	39,146	1,607,823
South32 Ltd.*	161,670	223,278
Sumitomo Metal Mining Co., Ltd.	15,000	228,398
ThyssenKrupp AG	11,317	294,412
voestalpine AG	3,449	143,538

		12,581,665

Paper & Forest Products (0.1%)
International Paper Co.	9,495	451,867
Mondi plc	11,298	243,380
Oji Holdings Corp.	24,000	104,326
Stora Enso Oyj, Class R	16,934	174,535
UPM-Kymmene Oyj	16,420	290,514

		1,264,622

Total Materials		42,778,790

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	115,391	4,098,688
Bezeq Israeli Telecommunication Corp., Ltd.	59,089	100,675

BT Group plc	257,476	1,821,325
CenturyLink, Inc.	12,679	372,509
Deutsche Telekom AG (Registered)	97,674	1,682,379
Elisa Oyj	4,375	138,666
Frontier Communications Corp.	22,290	110,336
HKT Trust & HKT Ltd.	81,529	95,922
Iliad S.A.	810	179,567
Inmarsat plc	13,792	198,395
Koninklijke KPN N.V.	98,529	376,769
Level 3 Communications, Inc.*	6,204	326,765
Nippon Telegraph & Telephone Corp.	23,118	837,469
Orange S.A.	57,044	878,254
PCCW Ltd.	126,000	75,260
Proximus S.A.	4,679	165,203
Singapore Telecommunications Ltd.	245,000	765,824
Spark New Zealand Ltd.	56,446	106,911
Swisscom AG (Registered)	797	446,685
TDC A/S	24,980	183,172
Telecom Italia S.p.A.*	310,821	394,338
Telecom Italia S.p.A. (RNC)	185,391	189,218
Telefonica Deutschland Holding AG	18,302	105,489
Telefonica S.A.	137,008	1,947,478
Telenor ASA	23,095	506,058
TeliaSonera AB	79,928	470,610
Telstra Corp., Ltd.	131,641	623,625
TPG Telecom Ltd.	8,547	59,152
Verizon Communications, Inc.	92,225	4,300,649
Vivendi S.A.	35,383	892,482

		22,449,873

Wireless Telecommunication Services (0.3%)
KDDI Corp.	53,809	1,298,785
Millicom International Cellular S.A. (SDR)	2,034	150,038
NTT DOCOMO, Inc.	47,000	900,176
SoftBank Corp.	29,600	1,743,566
StarHub Ltd.	17,924	52,567
Tele2 AB, Class B	9,818	114,170
Vodafone Group plc	815,610	2,945,590

		7,204,892

Total Telecommunication Services		29,654,765

Utilities (1.1%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	10,850	574,724
AusNet Services	52,008	55,977
Cheung Kong Infrastructure Holdings Ltd.	19,000	147,558
Chubu Electric Power Co., Inc.	19,800	295,176
Chugoku Electric Power Co., Inc.	9,200	134,258
CLP Holdings Ltd.	58,500	497,339
Contact Energy Ltd.	11,280	38,296
Duke Energy Corp.	15,739	1,111,488
Edison International	7,245	402,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

EDP – Energias de Portugal S.A.	71,244	$270,447
Electricite de France S.A.	7,439	165,867
Endesa S.A.	9,772	187,001
Enel S.p.A.	216,968	983,028
Entergy Corp.	3,970	279,885
Eversource Energy	7,020	318,778
Exelon Corp.	19,100	600,122
FirstEnergy Corp.	9,330	303,691
Fortum Oyj	13,665	242,837
Hokuriku Electric Power Co.	5,200	77,500
Iberdrola S.A.	167,058	1,125,290
Kansai Electric Power Co., Inc.*	21,700	240,343
Kyushu Electric Power Co., Inc.*	13,200	153,156
Mighty River Power Ltd.	21,535	40,715
NextEra Energy, Inc.	9,690	949,911
Pepco Holdings, Inc.	5,580	150,325
Pinnacle West Capital Corp.	2,440	138,812
Power Assets Holdings Ltd.	43,000	392,193
PPL Corp.	14,750	434,682
Red Electrica Corporacion S.A.	3,330	266,851
Shikoku Electric Power Co., Inc.	5,500	82,375
Southern Co.	19,905	834,019
SSE plc	30,386	733,348
Terna Rete Elettrica Nazionale S.p.A.	46,377	204,952
Tohoku Electric Power Co., Inc.	14,000	189,664
Tokyo Electric Power Co., Inc.*	44,500	242,526
Xcel Energy, Inc.	11,240	361,703

		13,227,514

Gas Utilities (0.1%)
AGL Resources, Inc.	2,643	123,058
APA Group	34,281	217,944
Enagas S.A.	6,610	179,770
Gas Natural SDG S.A.	10,775	244,334
Hong Kong & China Gas Co., Ltd.	210,166	440,854
Osaka Gas Co., Ltd.	57,000	225,094
Snam S.p.A.	64,617	307,459
Toho Gas Co., Ltd.	12,633	74,837
Tokyo Gas Co., Ltd.	71,000	377,089

		2,190,439

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,780	195,983
Electric Power Development Co., Ltd.	4,500	159,027
Enel Green Power S.p.A.	53,838	105,223
Meridian Energy Ltd.	26,871	39,332
NRG Energy, Inc.	7,470	170,914

		670,479

Multi-Utilities (0.4%)
AGL Energy Ltd.	20,712	248,494
Ameren Corp.	5,370	202,342
CenterPoint Energy, Inc.	9,540	181,546
Centrica plc	152,872	633,648
CMS Energy Corp.	6,075	193,428
Consolidated Edison, Inc.	6,480	375,062
Dominion Resources, Inc.	12,940	865,298

DTE Energy Co.	3,910	291,842
E.ON SE	61,560	820,130
GDF Suez S.A.	44,953	833,928
National Grid plc	115,021	1,476,899
NiSource, Inc.	6,995	318,902
PG&E Corp.	10,485	514,814
Public Service Enterprise Group, Inc.	11,225	440,918
RWE AG	15,056	323,702
SCANA Corp.	3,120	158,028
Sempra Energy	5,170	511,520
Suez Environnement Co. S.A.	9,141	170,034
TECO Energy, Inc.	5,175	91,391
Veolia Environnement S.A.	13,840	282,206
WEC Energy Group, Inc.	6,961	313,033

		9,247,165

Water Utilities (0.0%)
Severn Trent plc	7,361	240,688
United Utilities Group plc	20,978	294,018

		534,706

Total Utilities		25,870,303

Total Common Stocks (34.6%) (Cost $700,908,303)		811,909,901

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (16.3%)
SPDR® S&P 500 ETF Trust (Cost $342,434,898)	1,862,597	383,415,592

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (25.5%)
U.S. Government Agencies (2.2%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	105,952
5.000%, 11/17/17	6,720,000	7,365,600
Federal Home Loan Mortgage Corp.
2.000%, 8/25/16	1,135,000	1,154,472
0.750%, 1/12/18	970,000	964,790
0.875%, 3/7/18	2,130,000	2,121,505
3.750%, 3/27/19	3,030,000	3,289,434
2.375%, 1/13/22	4,363,000	4,414,586
Federal National Mortgage Association
0.500%, 3/30/16	19,360,000	19,387,776
1.250%, 1/30/17	1,070,000	1,079,839
1.125%, 4/27/17	1,045,000	1,053,223
0.875%, 12/20/17	960,000	958,623
1.625%, 11/27/18	4,460,000	4,519,645
1.750%, 6/20/19	4,859,000	4,909,772

		51,325,217

U.S. Treasuries (23.3%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,505,806
U.S. Treasury Notes
0.375%, 2/15/16	4,840,000	4,846,381
2.125%, 2/29/16	7,820,000	7,920,958
0.375%, 5/31/16	3,032,000	3,033,880
1.500%, 6/30/16	16,352,000	16,540,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

3.250%, 7/31/16	$1,285,000	$1,324,679
1.000%, 8/31/16	23,070,000	23,234,914
3.000%, 8/31/16	990,000	1,019,961
1.000%, 9/30/16	33,335,000	33,586,316
3.000%, 9/30/16	1,445,000	1,491,666
1.000%, 10/31/16	885,000	891,577
3.125%, 10/31/16	7,865,000	8,144,154
0.875%, 1/31/17	1,375,000	1,382,687
3.125%, 1/31/17	1,327,100	1,381,635
0.875%, 2/28/17	845,000	849,683
3.000%, 2/28/17	735,000	764,881
3.250%, 3/31/17	10,540,000	11,034,011
2.750%, 5/31/17	505,000	525,486
2.500%, 6/30/17	520,000	539,180
0.500%, 7/31/17	1,670,000	1,664,129
2.375%, 7/31/17	2,114,100	2,187,970
4.750%, 8/15/17	1,974,000	2,142,889
1.875%, 8/31/17	2,110,000	2,162,853
0.750%, 10/31/17	3,870,000	3,866,485
1.875%, 10/31/17	3,710,000	3,803,728
2.250%, 11/30/17	4,910,000	5,080,316
0.750%, 12/31/17	2,475,000	2,469,586
2.750%, 12/31/17	5,365,000	5,619,995
2.625%, 1/31/18	5,365,000	5,606,478
3.500%, 2/15/18	1,150,000	1,227,647
2.750%, 2/28/18	5,920,000	6,207,617
2.875%, 3/31/18	2,420,000	2,547,026
1.000%, 5/31/18	9,955,000	9,957,430
1.375%, 6/30/18	11,675,000	11,800,415
2.375%, 6/30/18	5,250,000	5,459,539
1.375%, 7/31/18	7,780,000	7,857,192
1.500%, 8/31/18#	37,850,000	38,337,909
1.375%, 9/30/18	2,115,000	2,132,164
3.750%, 11/15/18	1,735,000	1,884,085
1.250%, 11/30/18	7,720,000	7,738,697
1.375%, 12/31/18	3,045,000	3,062,039
1.375%, 2/28/19	3,805,000	3,818,711
1.500%, 3/31/19	22,355,000	22,527,903
3.125%, 5/15/19	39,763,000	42,431,471
3.625%, 8/15/19	51,867,000	56,453,480
1.500%, 11/30/19	16,945,000	16,946,323
1.250%, 1/31/20	8,450,000	8,337,608
3.625%, 2/15/20	9,258,000	10,108,670
1.125%, 3/31/20	22,333,000	21,847,737
1.375%, 3/31/20	6,140,000	6,080,279
1.500%, 5/31/20	8,715,000	8,667,169
2.625%, 11/15/20	3,790,000	3,958,699
3.625%, 2/15/21	1,750,000	1,919,685
3.125%, 5/15/21	2,430,000	2,598,937
2.125%, 8/15/21	2,355,000	2,381,241
2.000%, 11/15/21	1,585,000	1,587,523
2.000%, 2/15/22	2,415,000	2,414,340
1.750%, 5/15/22	2,015,000	1,975,959
1.625%, 8/15/22	4,960,000	4,807,761
1.625%, 11/15/22	2,585,000	2,498,261
2.000%, 2/15/23	4,365,000	4,317,002
1.750%, 5/15/23	6,680,000	6,460,617
2.500%, 8/15/23	8,760,000	8,946,920
2.750%, 11/15/23	11,415,000	11,864,243
2.750%, 2/15/24	17,216,000	17,872,696
2.375%, 8/15/24	13,500,000	13,571,719

2.250%, 11/15/24	2,390,000	2,374,526
2.000%, 2/15/25	5,945,000	5,774,255
2.125%, 5/15/25	2,665,000	2,616,228

		547,994,997

Total Long-Term Debt Securities (25.5%) (Cost $596,603,215)		599,320,214

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Distributors (0.0%)
Jardine Cycle & Carriage Ltd., expiring 7/15/15* (Cost $—)	385	2,030

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.1%)
U.S. Treasury Bills 0.03%, 11/19/15 (p)	$71,309,000	71,299,244

	Number of Shares	Value (Note 1)
Investment Company (16.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	380,555,151	380,555,151

Total Short-Term Investments (19.3%) (Cost $451,858,565)		451,854,395

Total Investments (95.7%) (Cost $2,091,804,981)		2,246,502,132
Other Assets Less Liabilities (4.3%)		101,703,183

Net Assets (100%)		$2,348,205,315

*	Non-income producing.
†	Securities (totaling $12,692 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $486,349 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,283,593.
(b)	Illiquid Security.
(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	1.2%
Austria	0.0	#
Belgium	0.2
Bermuda	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.1
France	1.6
Germany	1.5
Hong Kong	0.6
Ireland	0.4
Israel	0.1
Italy	0.4%
Japan	3.9
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.6
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	1.8
United Kingdom	3.2
United States	78.2
Cash and Other	4.3

	100.0%

#	Percent shown is less than 0.05%.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	1,114	September-15	$140,640,750	$140,555,469	$(85,281)
5 Year U.S. Treasury Notes	663	September-15	78,893,997	79,067,930	173,933
E-Mini MSCI EAFE Index	8	September-15	765,786	733,600	(32,186)
EURO Stoxx 50 Index	107	September-15	4,326,479	4,098,768	(227,711)
Russell 2000 Mini Index	816	September-15	101,641,128	102,032,640	391,512
S&P 500 E-Mini Index	39	September-15	4,044,701	4,006,080	(38,621)
S&P MidCap 400 E-Mini Index	669	September-15	100,924,714	100,222,890	(701,824)
TOPIX Index	343	September-15	46,090,776	45,696,899	(393,877)

					$(914,055)

Sales
FTSE 100 Index	181	September-15	$18,953,177	$18,468,692	$484,485
SPI 200 Index	205	September-15	21,832,022	21,340,783	491,239

					$975,724

					$61,669

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	3,054	$2,346,267	$2,357,774	$(11,507)
British Pound vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	9,059	14,225,901	14,249,771	(23,870)
British Pound vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	8,832	13,869,208	13,995,451	(126,243)
British Pound vs. U.S. Dollar, expiring 9/17/15	UBS AG	2,932	4,604,298	4,551,402	52,896
European Union Euro vs. U.S. Dollar, expiring 9/17/15	Credit Suisse	3,468	3,870,576	3,934,483	(63,907)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	UBS AG	32,145	$35,876,498	$36,200,427	$(323,929)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	941,912	7,704,297	7,690,019	14,278
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	1,459,633	11,938,958	11,916,831	22,127
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	422,497	3,455,783	3,406,218	49,565
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	3,065,514	25,074,139	24,714,513	359,626
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	31,032	3,749,537	3,796,236	(46,699)
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	Credit Suisse	45,745	5,527,281	5,636,017	(108,736)
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	Credit Suisse	2,807	339,127	345,799	(6,672)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	Credit Suisse	12,997	13,943,578	14,139,436	(195,858)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	Morgan Stanley	2,505	2,687,527	2,698,568	(11,041)
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	UBS AG	10,588	11,359,495	11,461,622	(102,127)

					$(522,097)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	18,537	$14,291,323	$14,241,238	$50,085
British Pound vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	5,310	8,168,612	8,338,617	(170,005)
British Pound vs. U.S. Dollar, expiring 9/17/15	UBS AG	27,890	43,304,246	43,797,368	(493,122)
European Union Euro vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	64,450	72,980,602	71,931,570	1,049,032
European Union Euro vs. U.S. Dollar, expiring 9/17/15	Citibank N.A.	8,305	9,325,029	9,269,072	55,957
European Union Euro vs. U.S. Dollar, expiring 9/17/15	UBS AG	3,129	3,504,500	3,492,225	12,275
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	4,525,147	36,906,684	37,013,096	(106,412)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Deutsche Bank AG	670,573	5,432,130	5,484,901	(52,771)
Japanese Yen vs. U.S. Dollar, expiring 9/17/15	Goldman Sachs & Co.	271,339	2,269,119	2,219,397	49,722
Swedish Krona vs. U.S. Dollar, expiring 9/17/15	Royal Bank of Scotland	76,777	9,306,119	9,276,818	29,301
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	Barclays Bank plc	23,956	25,869,545	25,701,556	167,989
Swiss Franc vs. U.S. Dollar, expiring 9/17/15	Morgan Stanley	2,542	2,678,298	2,727,223	(48,925)

					$543,126

					$21,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,785,447	$52,119,590	$—	$104,905,037
Consumer Staples	38,414,270	43,930,390	—	82,344,660
Energy	32,132,424	20,785,732	—	52,918,156
Financials	67,903,150	105,190,514	—	173,093,664
Health Care	62,827,747	45,151,653	—	107,979,400
Industrials	41,832,405	50,848,256	12,692	92,693,353
Information Technology	80,692,617	18,979,156	—	99,671,773
Materials	13,213,900	29,564,890	—	42,778,790
Telecommunication Services	8,341,870	21,312,895	—	29,654,765
Utilities	11,408,896	14,461,407	—	25,870,303
Forward Currency Contracts	—	1,912,853	—	1,912,853
Futures	1,541,169	—	—	1,541,169
Government Securities
U.S. Government Agencies	—	51,325,217	—	51,325,217
U.S. Treasuries	—	547,994,997	—	547,994,997
Investment Companies
Exchange Traded Funds (ETFs)	383,415,592	—	—	383,415,592
Rights
Consumer Discretionary	—	2,030	—	2,030
Short-Term Investments	380,555,151	71,299,244	—	451,854,395

Total Assets	$1,175,064,638	$1,074,878,824	$12,692	$2,249,956,154

Liabilities:
Forward Currency Contracts	$—	$(1,891,824)	$—	$(1,891,824)
Futures	(1,479,500)	—	—	(1,479,500)

Total Liabilities	$(1,479,500)	$(1,891,824)	$—	$(3,371,324)

Total	$1,173,585,138	$1,072,987,000	$12,692	$2,246,584,830

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$173,933	*
Foreign exchange contracts	Receivables	1,912,853
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,367,236	*

Total		$3,454,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(85,281	)*
Foreign exchange contracts	Payables	(1,891,824)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,394,219	)*

Total		$(3,371,324)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(2,716,513)	$—	$(2,716,513)
Foreign exchange contracts	—	2,492,640	2,492,640
Equity contracts	32,775,633	—	32,775,633

Total	$30,059,120	$2,492,640	$32,551,760

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(135,866)	$—	$(135,866)
Foreign exchange contracts	—	(2,798,722)	(2,798,722)
Equity contracts	(4,570,880)	—	(4,570,880)

Total	$(4,706,746)	$(2,798,722)	$(7,505,468)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $431,415,000 and futures contracts with an average notional balance of approximately $441,749,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
UBS AG	$65,171	$(65,171)	$—	$—
Barclays Bank plc	1,253,426	(323,116)	—	930,310
Royal Bank of Scotland	488,577	(161,620)	—	326,957
Citibank N.A.	55,957	—	—	55,957
Goldman Sachs & Co.	49,722	—	—	49,722

Total	$1,912,853	$(549,907)	$—	$1,362,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Royal Bank of Scotland	$161,620	$(161,620)	$—	$—
Credit Suisse	375,173	—	—	375,173
UBS AG	919,178	(65,171)	—	854,007
Barclays Bank plc	323,116	(323,116)	—	—
Morgan Stanley	59,966	—	—	59,966
Deutsche Bank AG	52,771	—	—	52,771

Total	$1,891,824	$(549,907)	$—	$1,341,917

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$519,198,889
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$352,795,919

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,167,025
Aggregate gross unrealized depreciation	(25,287,928)

Net unrealized appreciation	$153,879,097

Federal income tax cost of investments	$2,092,623,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $2,091,804,981)	$2,246,502,132
Cash	107,004,116
Foreign cash (Cost $604,952)	603,526
Dividends, interest and other receivables	6,707,212
Unrealized appreciation on forward foreign currency contracts	1,912,853
Receivable from Separate Accounts for Trust shares sold	1,207,135
Due from broker for futures variation margin	782,802
Receivable for securities sold	67,934
Other assets	22,382

Total assets	2,364,810,092

LIABILITIES
Payable for securities purchased	11,931,682
Unrealized depreciation on forward foreign currency contracts	1,891,824
Investment management fees payable	1,390,505
Payable to Separate Accounts for Trust shares redeemed	545,911
Distribution fees payable – Class IB	484,559
Administrative fees payable	265,056
Trustees’ fees payable	6,162
Accrued expenses	89,078

Total liabilities	16,604,777

NET ASSETS	$2,348,205,315

Net assets were comprised of:
Paid in capital	$2,153,763,162
Accumulated undistributed net investment income (loss)	8,859,520
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	30,806,723
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	154,775,910

Net assets	$2,348,205,315

Class IB
Net asset value, offering and redemption price per share, $2,348,205,315 / 193,766,152 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $671,315 foreign withholding tax)	$14,559,615
Interest	4,116,613

Total income	18,676,228

EXPENSES
Investment management fees	7,947,028
Distribution fees – Class IB	2,759,676
Administrative fees	1,524,835
Printing and mailing expenses	56,294
Custodian fees	52,917
Professional fees	37,463
Trustees’ fees	24,511
Miscellaneous	24,930

Total expenses	12,427,654

NET INVESTMENT INCOME (LOSS)	6,248,574

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,147,327
Futures	30,059,120
Foreign currency transactions	3,050,584

Net realized gain (loss)	36,257,031

Change in unrealized appreciation (depreciation) on:
Investments	4,041,933
Futures	(4,706,746)
Foreign currency translations	(2,779,561)

Net change in unrealized appreciation (depreciation)	(3,444,374)

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,812,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,061,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,248,574	$6,425,522
Net realized gain (loss) on investments, futures and foreign currency transactions	36,257,031	20,339,627
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(3,444,374)	53,654,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,061,231	80,419,672

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(15,960,294)
Distributions from net realized capital gains
Class IB	—	(16,282,922)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(32,243,216)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 25,987,104 and 60,562,119 shares, respectively ]	316,449,263	711,320,212
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,705,360 shares, respectively ]	—	32,243,216
Capital shares repurchased [ (4,203,725) and (7,040,510) shares, respectively ]	(51,048,869)	(82,805,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	265,400,394	660,757,964

TOTAL INCREASE (DECREASE) IN NET ASSETS	304,461,625	708,934,420
NET ASSETS:
Beginning of period	2,043,743,690	1,334,809,270

End of period (a)	$2,348,205,315	$2,043,743,690

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,859,520	$2,610,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			February 18, 2011* to December 31, 2011
Class IB		2014	2013	2012
Net asset value, beginning of period	$11.88	$11.53	$10.28	$9.62	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04	0.02	0.07	0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.21	0.51	1.63	0.68	(0.52)†

Total from investment operations	0.24	0.55	1.65	0.75	(0.38)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.03)	(0.04)	—
Distributions from net realized gains	—	(0.10)	(0.37)	(0.05)	—

Total dividends and distributions	—	(0.20)	(0.40)	(0.09)	—

Net asset value, end of period	$12.12	$11.88	$11.53	$10.28	$9.62

Total return (b)	2.02%	4.76%	16.12%	7.80%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,348,205	$2,043,744	$1,334,809	$568,377	$66,090
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13%	1.15%	1.20%	1.20%	1.26%
Before waivers (a)(f)	1.13%	1.15%	1.20%	1.22%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.57%	0.38%	0.15%	0.67%	1.67%
Before waivers (a)(f)	0.57%	0.38%	0.15%	0.65%	1.08%
Portfolio turnover rate (z)^	21%	25%	41%	96%	131%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	78.7%
Asset-Backed and Mortgage-Backed Securities	12.5
Financials	4.5
Investment Companies	1.4
Health Care	0.7
Materials	0.4
Consumer Discretionary	0.3
Telecommunication Services	0.3
Consumer Staples	0.2
Energy	0.1
Information Technology	0.1
Utilities	0.1
Industrials	0.1
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$999.00	$4.06
Hypothetical (5% average return before expenses)	1,000.00	1,020.73	4.11
Class K
Actual	1,000.00	1,000.00	2.83
Hypothetical (5% average return before expenses)	1,000.00	1,021.97	2.86

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.5%)
Asset-Backed Securities (8.0%)
Ally Master Owner Trust, Series 2014-1 A2 1.290%, 1/15/19		$3,599,000	$3,610,251
American Express Credit Account Master Trust,
Series 2012-3 A 0.336%, 3/15/18 (l)		1,529,000	1,528,858
Series 2014-2 A 1.260%, 1/15/20		3,121,000	3,126,468
AmeriCredit Automobile Receivables Trust,
Series 2011-1 D 4.260%, 2/8/17		3,824,880	3,825,515
Series 2011-3 D 4.040%, 7/10/17		3,520,000	3,553,413
Series 2013-3 A3 0.920%, 4/9/18		18,328	18,341
Series 2015-2 A1 0.400%, 4/8/16		1,992,375	1,992,469
ARI Fleet Lease Trust, Series 2014-A A2 0.810%, 11/15/22§		1,427,859	1,426,462
Barclays Dryrock Issuance Trust, Series 2015-2 A 1.560%, 3/15/21		3,869,000	3,868,904
Capital One Multi-Asset Execution Trust, Series 2007-A1 A1 0.236%, 11/15/19 (l)		4,810,000	4,790,218
CIT Equipment Collateral, Series 2013-VT1 A3 1.130%, 7/20/20§		2,211,033	2,214,566
CNH Capital Canada Receivables Trust, Series 2014-1A A1 1.388%, 3/15/17 (b)§	CAD	93,221	74,639
CNH Equipment Trust,
Series 2013-A A3 0.690%, 6/15/18		$35,758	35,757
Series 2014-B A4 1.610%, 5/17/21		3,386,769	3,396,214
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§		1,854,600	1,857,509
Series 2014-B A 1.110%, 11/15/18§		1,897,000	1,892,129
Dell Equipment Finance Trust, Series 2015-1 A3 1.300%, 3/23/20 (b)§		1,713,000	1,710,993
Discover Card Execution Note Trust,
Series 2014-A1 A1 0.604%, 7/15/21 (l)		2,095,000	2,099,083
Series 2015-A1 A1 0.536%, 8/17/20 (l)		5,326,000	5,339,475
Series 2015-A2 A 1.900%, 10/17/22		5,346,000	5,301,054
Drive Auto Receivables Trust, Series 2015-AA A2 1.010%, 11/15/17§		3,622,000	3,622,047

Enterprise Fleet Financing LLC, Series 2014-1 A2 0.870%, 9/20/19 (b)§		689,567	689,128
Exeter Automobile Receivables Trust,
Series 2014-1A A 1.290%, 5/15/18§		433,686	434,329
Series 2014-2A A 1.060%, 8/15/18 (b)§		800,645	798,998
First National Master Note Trust, Series 2013-2 A 0.716%, 10/15/19 (l)		1,979,000	1,982,107
Ford Credit Floorplan Master Owner Trust,
Series 2014-1 A1 1.200%, 2/15/19		2,522,000	2,523,316
Series 2015-2 A2 0.752%, 1/15/22 (l)		3,123,000	3,125,820
GE Dealer Floorplan Master Note Trust, Series 2015-1 A 0.687%, 1/20/20 (l)		4,974,000	4,974,149
GE Equipment Small Ticket LLC, Series 2014-1A A2 0.590%, 8/24/16§		2,425,801	2,424,565
GM Financial Automobile Leasing Trust, Series 2015-1 A2 1.100%, 12/20/17		5,653,600	5,658,512
GMF Floorplan Owner Revolving Trust, Series 2015-1 A1 1.650%, 5/15/20 (b)§		2,831,960	2,831,937
Harley-Davidson Motorcycle Trust,
Series 2014-1 A3 1.100%, 9/15/19		7,220,000	7,235,327
Series 2015-1 A3 1.410%, 6/15/20		2,621,000	2,627,828
Hertz Fleet Lease Funding LP,
Series 2013-3 A 0.735%, 12/10/27 (l)§		3,954,101	3,959,217
Series 2014-1 A 0.585%, 4/10/28 (l)§		5,735,320	5,735,492
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2 1.000%, 10/16/17§		4,030,000	4,033,174
Series 2015-B A3 1.400%, 11/15/18 (b)§		2,648,000	2,643,538
Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 A 0.937%, 10/25/19 (l)§		3,627,000	3,627,108
Porsche Innovative Lease Owner Trust, Series 2015-1 A4 1.430%, 5/21/21 (b)§		5,823,000	5,821,724
Synchrony Credit Card Master Note Trust, Series 2012-2 A 2.220%, 1/15/22		5,784,000	5,847,919
TCF Auto Receivables Owner Trust, Series 2015-1A A2 1.020%, 8/15/18 (b)§		3,877,000	3,876,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Volvo Financial Equipment LLC, Series 2015-1A A3 1.510%, 6/17/19 (b)§	$4,982,000	$4,995,053
World Financial Network Credit Card Master Trust, Series 2015-A A 0.666%, 2/15/22 (l)	3,297,000	3,297,099

		134,427,598

Non-Agency CMO (4.5%)
Banc of America Commercial Mortgage, Inc., Series 2007-4 A1A 5.774%, 2/10/51 (l)	4,345,488	4,668,655
Carefree Portfolio Trust, Series 2014-CARE A 1.506%, 11/15/19 (l)§	2,329,000	2,333,563
Citigroup Commercial Mortgage Trust, Series 2006-C4 A1A 5.969%, 3/15/49 (l)	5,724	5,881
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5 5.617%, 10/15/48	884,714	915,956
COMM Mortgage Trust,
Series 2006-C8 A1A 5.292%, 12/10/46	5,470,813	5,744,726
Series 2010-C1 A1 3.156%, 7/10/46§	214,235	214,913
Series 2012-9W57 A 2.365%, 2/10/29§	2,140,632	2,179,338
Series 2014-SAVA A 1.336%, 6/15/34 (l)§	2,931,703	2,930,803
DB-UBS Mortgage Trust,
Series 2011-LC1A A1 3.742%, 11/10/46§	3,438,828	3,470,091
Series 2011-LC2A A2 3.386%, 7/10/44§	3,689,739	3,752,863
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C04 2M1 2.287%, 11/25/24 (l)	3,798,150	3,825,203
Series 2015-C01 1M1 1.687%, 2/25/25 (l)	2,073,619	2,075,047
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1 1.037%, 4/25/24 (l)	3,405,222	3,397,003
Series 2014-HQ1 M1 1.837%, 8/25/24 (l)	4,617,475	4,631,391
Series 2014-HQ2 M1 1.637%, 9/25/24 (l)	2,614,883	2,614,883
Series 2014-HQ3 M1 1.837%, 10/25/24 (l)	4,165,631	4,171,258
Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 5.444%, 3/10/39	1,386,119	1,458,361
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4 5.989%, 8/10/45 (l)	2,574,402	2,750,538

Series 2012-GC6 A1 1.282%, 1/10/45	133,712	133,913
Series 2013-GC14 A1 1.217%, 8/10/46	2,793,275	2,793,353
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§	661,878	670,460
Series 2007-CB18 A4 5.440%, 6/12/47	1,414,268	1,486,073
Series 2010-C1 A1 3.853%, 6/15/43§	150,769	150,678
Series 2012-C6 A2 2.206%, 5/15/45	4,379,549	4,435,241
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 A1 1.085%, 7/15/45	16,450	16,400
Merrill Lynch Mortgage Investors, Inc., Series 2006-C2 A1A 5.739%, 8/12/43 (l)	10,967	11,441
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A 5.166%, 12/12/49	13,812	14,436
Series 2006-4 A3 5.172%, 12/12/49	535,102	557,270
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1 0.738%, 2/15/46	57,913	57,823
Series 2013-C8 A1 0.777%, 12/15/48	102,018	101,461
Morgan Stanley Re-Remic Trust, Series 2009-GG10 A4A 5.989%, 8/12/45 (l)§	786,224	834,539
PFP III Ltd., Series 2014-1 A 1.356%, 6/14/31 (l)§	1,453,748	1,452,053
Resource Capital Corp. Ltd., Series 2014-CRE2 A 1.236%, 4/15/32 (l)§	1,865,000	1,855,448
Starwood Retail Property Trust, Series 2014-STAR A 1.406%, 11/15/27 (l)§	2,841,906	2,833,699
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26 A1A 6.009%, 6/15/45 (l)	1,800,816	1,864,325
WaMu Commercial Mortgage Securities Trust, Series 2007-SL3 A1A 5.515%, 3/23/45 (l)§	1,029,808	1,048,080
WF-RBS Commercial Mortgage Trust,
Series 2012-C6 A1 1.081%, 4/15/45	1,170,439	1,171,597
Series 2012-C9 A1 0.673%, 11/15/45	61,707	61,421
Series 2014-C24 A2 2.863%, 11/15/47	3,800,000	3,902,552

		76,592,736

Total Asset-Backed and Mortgage-Backed Securities		211,020,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Corporate Bonds (6.8%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	$127,000	$139,299

Media (0.3%)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%, 3/15/17	695,000	703,827
NBCUniversal Enterprise, Inc.
0.812%, 4/15/16 (l)§	2,829,000	2,832,104
0.960%, 4/15/18 (l)§	306,000	306,303
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	137,866
Walt Disney Co.
1.350%, 8/16/16	515,000	518,291

		4,498,391

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	101,886
Nordstrom, Inc.
6.250%, 1/15/18	123,000	136,716

		238,602

Specialty Retail (0.0%)
Home Depot, Inc.
5.400%, 3/1/16	496,000	511,614
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	111,243

		622,857

Total Consumer Discretionary		5,499,149

Consumer Staples (0.2%)
Beverages (0.1%)
Coca-Cola Co.
1.500%, 11/15/15	395,000	396,095
Diageo Capital plc
5.750%, 10/23/17	92,000	100,630
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	348,865

		845,590

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	99,104
CVS Health Corp.
6.125%, 8/15/16	89,000	94,081
5.750%, 6/1/17	57,000	61,569
Kroger Co.
3.900%, 10/1/15	61,000	61,479
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	130,403

		446,636

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,998
General Mills, Inc.
5.700%, 2/15/17	925,000	991,300

Ingredion, Inc.
3.200%, 11/1/15	31,000	31,201
Kellogg Co.
4.450%, 5/30/16	230,000	236,927
Mondelez International, Inc.
4.125%, 2/9/16	176,000	178,990

		1,470,416

Household Products (0.0%)
Clorox Co.
3.550%, 11/1/15	31,000	31,302
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,044
Procter & Gamble Co.
1.800%, 11/15/15	485,000	487,340
4.850%, 12/15/15	92,000	93,808

		630,494

Total Consumer Staples		3,393,136

Energy (0.1%)
Energy Equipment & Services (0.0%)
Transocean, Inc.
4.950%, 11/15/15	62,000	62,930

Oil, Gas & Consumable Fuels (0.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	268,145
BP Capital Markets plc
3.125%, 10/1/15	115,000	115,765
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	326,657
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	85,016
EOG Resources, Inc.
6.875%, 10/1/18	31,000	35,909
Marathon Oil Corp.
5.900%, 3/15/18	71,000	77,740
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	101,657
Nexen Energy ULC
6.200%, 7/30/19	25,000	28,306
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	79,381
1.750%, 2/15/17	495,000	499,227
Petrobras Global Finance B.V.
3.875%, 1/27/16	95,000	95,409
5.875%, 3/1/18	92,000	93,840
7.875%, 3/15/19	92,000	97,342
Total Capital S.A.
2.300%, 3/15/16	330,000	333,895

		2,238,289

Total Energy		2,301,219

Financials (4.5%)
Banks (3.3%)
Bank of America Corp.
6.500%, 8/1/16	215,000	226,821
5.625%, 10/14/16	399,000	421,146
5.420%, 3/15/17	1,000,000	1,059,361
Bank of Montreal
2.500%, 1/11/17	530,000	541,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Barclays Bank plc
5.000%, 9/22/16	$1,207,000	$1,263,948
BB&T Corp.
3.950%, 4/29/16	46,000	47,142
BNP Paribas S.A.
3.600%, 2/23/16	465,000	472,952
Branch Banking & Trust Co.
0.713%, 12/1/16 (l)	3,605,000	3,604,277
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,245,383
Citigroup, Inc.
0.982%, 11/24/17 (l)	4,105,000	4,096,545
Fifth Third Bancorp
3.625%, 1/25/16	475,000	482,041
JPMorgan Chase & Co.
2.600%, 1/15/16	750,000	757,728
3.150%, 7/5/16	1,065,000	1,086,555
0.794%, 2/15/17 (l)	3,155,000	3,156,274
KeyBank N.A./Ohio
0.772%, 11/25/16 (l)	3,360,000	3,359,819
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	164,566
Mizuho Bank Ltd.
0.706%, 4/16/17 (l)§	6,315,000	6,307,247
0.731%, 9/25/17 (l)§	8,670,000	8,650,890
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	533,581
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,067,323
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,665,561
PNC Funding Corp.
5.625%, 2/1/17	510,000	541,819
Royal Bank of Canada
2.625%, 12/15/15	380,000	383,595
SunTrust Banks, Inc./Georgia
0.714%, 2/15/17 (l)	3,670,000	3,660,745
7.250%, 3/15/18	154,000	174,978
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	534,382
U.S. Bancorp/Minnesota
2.450%, 7/27/15	465,000	465,632
0.764%, 11/15/18 (l)	3,195,000	3,204,924
Wells Fargo & Co.
3.676%, 6/15/16 (e)	711,000	730,833
Westpac Banking Corp.
3.000%, 8/4/15	35,000	35,077

		54,942,803

Capital Markets (0.6%)
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	87,596
Deutsche Bank AG/London
3.250%, 1/11/16	145,000	146,759
Goldman Sachs Group, Inc.
3.625%, 2/7/16	1,860,000	1,889,977
5.625%, 1/15/17	750,000	794,361
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	1,270,000	1,262,755
Morgan Stanley
5.375%, 10/15/15	154,000	156,023
5.450%, 1/9/17	539,000	571,364

5.950%, 12/28/17	184,000	202,454
1.875%, 1/5/18	4,112,000	4,117,900
Nomura Holdings, Inc.
4.125%, 1/19/16	900,000	914,719
UBS AG/Connecticut
5.875%, 7/15/16	170,000	177,613

		10,321,521

Consumer Finance (0.5%)
American Express Co.
5.500%, 9/12/16	706,000	741,948
Capital One Financial Corp.
6.150%, 9/1/16	31,000	32,717
Ford Motor Credit Co. LLC
1.461%, 3/27/17	3,330,000	3,315,341
HSBC Finance Corp.
5.500%, 1/19/16	195,000	199,987
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,663,596
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	232,703

		8,186,292

Diversified Financial Services (0.0%)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	112,128
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	91,629
5.450%, 2/1/18	31,000	33,944
Private Export Funding Corp.
4.950%, 11/15/15	31,000	31,513
Shell International Finance B.V.
3.250%, 9/22/15	120,000	120,727

		389,941

Insurance (0.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	100,695
Aflac, Inc.
3.450%, 8/15/15	31,000	31,091
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	325,905
American International Group, Inc.
5.050%, 10/1/15	246,000	248,578
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	126,044
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,673

		867,986

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
4.500%, 1/15/18	95,000	100,612
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	65,399
Duke Realty LP
5.950%, 2/15/17	3,000	3,208
ERP Operating LP
5.125%, 3/15/16	384,000	395,133
HCP, Inc.
3.750%, 2/1/16	95,000	96,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

6.000%, 1/30/17	$100,000	$107,305
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	140,821

		908,844

Total Financials		75,617,387

Health Care (0.7%)
Biotechnology (0.6%)
Amgen, Inc.
2.500%, 11/15/16	2,286,000	2,326,113
1.250%, 5/22/17	6,350,000	6,332,363
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,933,337

		10,591,813

Health Care Equipment & Supplies (0.0%)
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	358,602

Health Care Providers & Services (0.0%)
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	35,350

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	647,327

Total Health Care		11,633,092

Industrials (0.1%)
Aerospace & Defense (0.1%)
Goodrich Corp.
4.875%, 3/1/20	31,000	33,841
L-3 Communications Corp.
3.950%, 11/15/16	840,000	866,648

		900,489

Airlines (0.0%)
Continental Airlines, Inc. Series 2009-1 9.000%, 7/8/16	55,035	58,612
Delta Air Lines, Inc. Series 2009-1 A 7.750%, 12/17/19	47,620	54,525

		113,137

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,854

Industrial Conglomerates (0.0%)
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	31,204

Road & Rail (0.0%)
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,154
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	68,136
5.750%, 4/1/18	154,000	170,187
Ryder System, Inc.
3.600%, 3/1/16	61,000	62,018

		331,495

Total Industrials		1,388,179

Information Technology (0.1%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	310,200

IT Services (0.1%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	382,039
Western Union Co.
5.930%, 10/1/16	310,000	325,556

		707,595

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	492,855

Software (0.0%)
Microsoft Corp.
2.500%, 2/8/16	285,000	288,460
Oracle Corp.
5.250%, 1/15/16	343,000	351,569

		640,029

Total Information Technology		2,150,679

Materials (0.4%)
Chemicals (0.4%)
Cabot Corp.
5.000%, 10/1/16	61,000	63,853
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	111,000	117,840
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	2,961,582
Monsanto Co.
0.476%, 11/7/16 (l)	3,195,000	3,185,757
5.125%, 4/15/18	31,000	33,878
Potash Corp. of Saskatchewan, Inc.
3.750%, 9/30/15	25,000	25,165

		6,388,075

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	31,000	36,355

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	34,003

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	205,000	209,427
5.400%, 3/29/17	61,000	65,565
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	92,000	104,203

		379,195

Total Materials		6,837,628

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
2.500%, 8/15/15	717,000	718,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

British Telecommunications plc
1.250%, 2/14/17	$3,680,000	$3,673,417

		4,391,798

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
5.625%, 2/27/17	184,000	195,085

Total Telecommunication Services		4,586,883

Utilities (0.1%)
Electric Utilities (0.1%)
Duke Energy Florida, Inc.
4.550%, 4/1/20	15,000	16,515
Northern States Power Co.
1.950%, 8/15/15	31,000	31,010
PacifiCorp
5.650%, 7/15/18	154,000	171,833
Progress Energy, Inc.
5.625%, 1/15/16	240,000	245,669
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	230,721

		695,748

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	163,824

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Supply LLC
6.200%, 5/15/16	220,000	226,600

Multi-Utilities (0.0%)
DTE Energy Co.
6.350%, 6/1/16	92,000	96,455
Sempra Energy
6.500%, 6/1/16	181,000	189,772
TECO Finance, Inc.
4.000%, 3/15/16	26,000	26,544

		312,771

Total Utilities		1,398,943

Total Corporate Bonds		114,806,295

Government Securities (78.7%)
Agency CMO (3.1%)
Federal Home Loan Mortgage Corp.
0.486% 8/15/25 (l)	82,546	82,955
0.586% 7/15/34 (l)	243,974	244,772
0.676% 7/15/37 (l)	4,276,261	4,314,868
0.530% 1/15/39 (l)	3,291,369	3,263,361
0.686% 2/15/41 (l)	192,449	193,913
0.636% 9/15/41 (l)	351,521	352,593
0.656% 7/15/42 (l)	3,644,378	3,659,947
0.636% 12/15/43 (l)	3,955,345	3,962,005
Federal National Mortgage Association
0.637% 6/25/36 (l)	244,844	246,571
0.387% 10/27/37 (l)	1,814,658	1,792,358
0.867% 12/25/37 (l)	288,671	292,973
0.767% 6/25/41 (l)	701,467	708,940
0.737% 9/25/41 (l)	1,113,634	1,122,978
0.637% 6/25/42 (l)	279,496	279,548

0.587% 12/25/43 (l)	2,891,768	2,904,754
3.000% 2/25/44	6,989,745	7,211,041
0.500% 8/25/44 (l)	11,672,291	11,563,693
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1 1.600% 10/29/20	322,960	324,763
Series 2010-R3 1A 0.744% 12/8/20 (l)	7,963,835	8,015,476
Series 2010-R3 2A 0.745% 12/8/20 (l)	842,171	847,468
Series 2011-R4 1A
0.565% 3/6/20 (l)	805,889	807,242

		52,192,219

Foreign Governments (0.3%)
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,513,963
8.000% 1/15/18 (b)	128,000	138,688
5.875% 1/15/19	305,000	338,550
Province of Nova Scotia
5.125% 1/26/17	92,000	97,769
Province of Ontario
4.950% 11/28/16	184,000	194,741
Republic of Italy
5.250% 9/20/16	399,000	418,449
Republic of Korea
7.125% 4/16/19	154,000	182,816
Republic of Panama
5.200% 1/30/20	462,000	509,701
Republic of Poland
5.000% 10/19/15	307,000	310,335
Republic of South Africa
5.875% 5/30/22	215,000	238,113
State of Israel
5.125% 3/26/19	138,000	154,733
Svensk Exportkredit AB
5.125% 3/1/17	92,000	98,498
United Mexican States
5.625% 1/15/17	338,000	359,970
5.950% 3/19/19	307,000	344,301

		5,900,627

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	18,000	20,252
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794% 8/15/46	55,000	62,270
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	61,000	74,187
City & County of Denver, General Obligation Bonds, Series 2010B
5.650% 8/1/30	31,000	35,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000% 11/1/40	$123,000	$149,803
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	38,000	41,680
6.395% 1/1/40	21,000	26,010
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	11,000	14,195
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	38,000	46,431
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	92,000	109,918
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	46,000	50,774
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456% 12/1/39	77,000	94,161
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	61,000	68,147
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	31,000	42,390
6.750% 8/1/49	61,000	86,680
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755% 7/1/29	31,000	36,071
5.750% 7/1/34	77,000	92,385
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	46,000	58,196
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	31,000	39,158
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	38,000	46,044
7.055% 4/1/57	61,000	67,038
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192% 8/1/40	45,000	53,000

Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668% 11/15/39	23,000	30,313
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548% 11/15/31	31,000	39,226
6.648% 11/15/39	31,000	40,114
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462% 10/1/46	89,000	117,654
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561% 12/15/40	31,000	32,722
North Texas Tollway Authority System, Revenue Bonds, Series 2009B, Class B
6.718% 1/1/49	88,000	121,335
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	61,000	69,325
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	69,000	79,419
5.561% 12/1/49	92,000	107,666
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	31,000	38,920
6.918% 4/1/40	31,000	40,272
7.043% 4/1/50	61,000	83,671
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2, Class F
6.263% 4/1/49	92,000	118,912
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350% 11/1/39	61,000	85,634
State of Georgia, General Obligation Bonds, Series 2009H
4.503% 11/1/25	31,000	33,860
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500% 3/15/30	31,000	35,896
5.600% 3/15/40	31,000	37,708
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770% 3/15/39	18,000	21,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010D 5.481% 8/1/39	$61,000	$73,577
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F 5.090% 8/1/33	31,000	35,186
5.140% 8/1/40	31,000	36,100

		2,593,122

Supranational (0.2%)
Asian Development Bank
5.500% 6/27/16	307,000	321,857
Corp. Andina de Fomento
5.750% 1/12/17	154,000	163,625
8.125% 6/4/19	46,000	56,120
European Investment Bank
4.875% 1/17/17	1,379,000	1,467,430
5.125% 5/30/17	399,000	431,039
Inter-American Development Bank
5.125% 9/13/16	107,000	112,816
3.875% 2/14/20	307,000	335,861
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	991,802

		3,880,550

U.S. Government Agencies (26.4%)
Federal Farm Credit Bank
0.184% 10/8/15 (l)	20,000,000	19,997,406
Federal Home Loan Bank
0.140% 8/24/15	69,645,000	69,637,833
4.750% 12/16/16	154,000	163,166
4.875% 5/17/17	461,000	496,921
5.000% 11/17/17	5,859,000	6,421,882
2.000% 5/18/20	12,260,000	12,218,761
5.500% 7/15/36	92,000	118,636
Federal Home Loan Mortgage Corp.
4.375% 7/17/15	50,000,000	50,087,950
1.750% 9/10/15	69,700,000	69,886,873
0.420% 9/18/15	6,116,000	6,116,016
4.750% 11/17/15	921,000	936,281
5.500% 7/18/16	307,000	323,206
1.000% 6/29/17	16,822,000	16,836,403
1.250% 5/25/18	16,798,000	16,779,517
1.580% 2/27/19	16,785,000	16,807,054
1.950% 5/28/20	12,600,000	12,576,341
Federal National Mortgage Association
0.500% 7/2/15	21,675,000	21,674,970
2.375% 7/28/15	7,965,000	7,976,662
2.150% 8/4/15	31,000	31,053
2.000% 9/21/15	1,223,000	1,227,765
0.500% 9/28/15	81,545,000	81,566,895
1.875% 10/15/15	61,000	61,300
4.375% 10/15/15	921,000	931,580
0.500% 3/30/16	12,230,000	12,247,547
2.375% 4/11/16	14,705,000	14,937,467
5.000% 2/13/17	307,000	328,426
1.000% 9/20/17	4,587,000	4,598,141

		444,986,052

U.S. Treasuries (48.6%)
U.S. Treasury Notes
0.250% 12/31/15	67,153,000	67,189,397
0.375% 1/15/16	186,000,000	186,260,660
0.375% 1/31/16	239,297,000	239,632,351
2.000% 1/31/16	200,000,000	202,148,440
0.250% 2/29/16	124,472,000	124,543,111

		819,773,959

Total Government Securities		1,329,326,529

Total Long-Term Debt Securities (98.0%) (Cost $1,655,556,013)		1,655,153,158

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	23,179,893	23,179,893

Total Short-Term Investments (1.4%) (Cost $23,179,893)		23,179,893

Total Investments (99.4%) (Cost $1,678,735,906)		1,678,333,051
Other Assets Less Liabilities (0.6%)		9,512,003

Net Assets (100%)		$1,687,845,054

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $101,582,748 or 6.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.

Glossary:

CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	802	September-15	$175,270,475	$175,587,875	$317,400

Sales
10 Year U.S. Treasury Notes	49	September-15	$6,196,490	$6,182,422	$14,068
5 Year U.S. Treasury Notes	129	September-15	15,341,075	15,384,258	(43,183)

					$(29,115)

					$288,285

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/23/15	JPMorgan Chase Bank	155	$126,160	$124,346	$1,814

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$134,427,598	$—	$134,427,598
Non-Agency CMO	—	76,592,736	—	76,592,736
Corporate Bonds
Consumer Discretionary	—	5,499,149	—	5,499,149
Consumer Staples	—	3,393,136	—	3,393,136
Energy	—	2,301,219	—	2,301,219
Financials	—	75,617,387	—	75,617,387
Health Care	—	11,633,092	—	11,633,092
Industrials	—	1,388,179	—	1,388,179
Information Technology	—	2,150,679	—	2,150,679
Materials	—	6,837,628	—	6,837,628
Telecommunication Services	—	4,586,883	—	4,586,883
Utilities	—	1,398,943	—	1,398,943
Forward Currency Contracts	—	1,814	—	1,814
Futures	331,468	—	—	331,468
Government Securities
Agency CMO	—	52,192,219	—	52,192,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Governments	$—	$5,900,627	$—	$5,900,627
Municipal Bonds	—	2,593,122	—	2,593,122
Supranational	—	3,880,550	—	3,880,550
U.S. Government Agencies	—	444,986,052	—	444,986,052
U.S. Treasuries	—	819,773,959	—	819,773,959
Short-Term Investments	23,179,893	—	—	23,179,893

Total Assets	$23,511,361	$1,655,154,972	$—	$1,678,666,333

Liabilities:
Futures	$(43,183)	$—	$—	$(43,183)

Total Liabilities	$(43,183)	$—	$—	$(43,183)

Total	$23,468,178	$1,655,154,972	$—	$1,678,623,150

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$331,468	*
Foreign exchange contracts	Receivables	1,814

Total		$333,282

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(43,183	)*

Total		$(43,183)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$38,047	$—	$38,047
Foreign exchange contracts	—	303,258	303,258

Total	$38,047	$303,258	$341,305

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$315,281	$—	$315,281
Foreign exchange contracts	—	(96,172)	(96,172)

Total	$315,281	$(96,172)	$219,109

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,570,000 and futures contracts with an average notional balance of approximately $101,551,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$1,814	$—	$—	$1,814

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
	$—	$—	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$166,959,672
Long-term U.S. government debt securities	307,902,285

$474,861,957

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$189,977,767
Long-term U.S. government debt securities	541,993,689

$731,971,456

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,185,337
Aggregate gross unrealized depreciation	(1,588,192)

Net unrealized depreciation	$(402,855)

Federal income tax cost of investments	$1,678,735,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,678,735,906)	$1,678,333,051
Cash	3,659,154
Foreign cash (Cost $150,572)	147,433
Dividends, interest and other receivables	5,548,719
Receivable from Separate Accounts for Trust shares sold	1,239,518
Due from broker for futures variation margin	368,932
Unrealized appreciation on forward foreign currency contracts	1,814
Other assets	15,179

Total assets	1,689,313,800

LIABILITIES
Investment management fees payable	622,213
Payable to Separate Accounts for Trust shares redeemed	478,174
Distribution fees payable – Class IB	144,112
Administrative fees payable	139,303
Trustees’ fees payable	4,798
Accrued expenses	80,146

Total liabilities	1,468,746

NET ASSETS	$1,687,845,054

Net assets were comprised of:
Paid in capital	$1,693,235,599
Accumulated undistributed net investment income (loss)	(1,676,930)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(3,597,720)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(115,895)

Net assets	$1,687,845,054

Class IB
Net asset value, offering and redemption price per share, $700,085,826 / 70,852,557 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $987,759,228 / 99,571,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$4,017,174
Dividends	4,099

Total income	4,021,273

EXPENSES
Investment management fees	3,721,493
Distribution fees – Class IB	888,578
Administrative fees	833,872
Printing and mailing expenses	42,748
Professional fees	41,821
Trustees’ fees	18,907
Custodian fees	18,844
Miscellaneous	33,954

Total expenses	5,600,217

NET INVESTMENT INCOME (LOSS)	(1,578,944)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(82,852)
Futures	38,047
Foreign currency transactions	269,494

Net realized gain (loss)	224,689

Change in unrealized appreciation (depreciation) on:
Investments	839,271
Futures	315,281
Foreign currency translations	(99,307)

Net change in unrealized appreciation (depreciation)	1,055,245

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,279,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(299,010)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,578,944)	$(4,428,270)
Net realized gain (loss) on investments, futures and foreign currency transactions	224,689	(1,046,469)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,055,245	(867,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(299,010)	(6,342,536)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,013,868 and 5,764,972 shares, respectively ]	19,921,494	57,204,181
Capital shares repurchased [ (6,351,919) and (18,828,792) shares, respectively ]	(62,811,417)	(186,813,218)

Total Class IB transactions	(42,889,923)	(129,609,037)

Class K
Capital shares sold [ 7,925,979 and 25,901,663 shares, respectively ]	78,650,951	257,356,219
Capital shares sold in-kind (Note 9)[ 0 and 75,159,671 shares, respectively ]	—	747,008,112
Capital shares repurchased [ (616,455) and (21,124,240) shares, respectively ]	(6,115,948)	(209,849,459)

Total Class K transactions	72,535,003	794,514,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	29,645,080	664,905,835

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,346,070	658,563,299
NET ASSETS:
Beginning of period	1,658,498,984	999,935,685

End of period (a)	$1,687,845,054	$1,658,498,984

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,676,930)	$(97,986)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	May 20, 2013* to December 31, 2013
Net asset value, beginning of period	$9.89	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.01	(0.01)	(0.04)

Total from investment operations	(0.01)	(0.05)	(0.06)

Net asset value, end of period	$9.88	$9.89	$9.94

Total return (b)	(0.10)%	(0.50)%	(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$700,086	$743,593	$877,376
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.82%	0.83	%(dd)
Before waivers (a)(f)	0.82%	0.82%	0.83	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.33)%	(0.40)%	(0.25	)%(l)(dd)
Before waivers (a)(f)	(0.33)%	(0.40)%	(0.25	)%(l)(dd)
Portfolio turnover rate (z)^	33%	78%	38%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	November 19, 2013** to December 31, 2013		May 20, 2013* to August 23, 2013‡
Net asset value, beginning of period	$9.92	$9.94	$9.95		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	—	#	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	— #	— #	(0.01)		(0.07)

Total from investment operations	— #	(0.02)	(0.01)		(0.04)

Net asset value, end of period	$9.92	$9.92	$9.94		$9.96

Total return (b)	0.00%	(0.20)%	(0.10)%		(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$987,759	$914,906	$122,560		$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57%	0.57%	0.63	%(dd)	0.65	%(dd)
Before waivers (a)(f)	0.57%	0.57%	0.63	%(dd)	1.30	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.08)%	(0.15)%	(0.10	)%(l)(dd)	1.33	%(l)(dd)
Before waivers (a)(f)	(0.08)%	(0.15)%	(0.10	)%(l)(dd)	0.68	%(l)(dd)
Portfolio turnover rate (z)^	33%	78%	38%		38%
*	Commencement of Operations.
**	Resumed operations.
‡	On August 23, 2013 operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(dd)	During the period, the Portfolio waived and then recouped the waived expenses

See Notes to Financial Statements.

AXA/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	20.9%
Health Care	18.3
Industrials	16.6
Financials	16.4
Consumer Discretionary	16.4
Energy	3.2
Materials	3.1
Consumer Staples	2.5
Utilities	1.6
Telecommunication Services	0.4
Investment Companies	0.3
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,065.70	$4.82
Hypothetical (5% average return before expenses)	1,000.00	1,020.12	4.72
Class IB
Actual	1,000.00	1,065.20	4.82
Hypothetical (5% average return before expenses)	1,000.00	1,020.12	4.72
Class K
Actual	1,000.00	1,066.60	3.55
Hypothetical (5% average return before expenses)	1,000.00	1,021.36	3.47

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$984,861
Cooper Tire & Rubber Co.	38,700	1,309,221
Cooper-Standard Holding, Inc.*	8,700	534,789
Dana Holding Corp.	99,600	2,049,768
Dorman Products, Inc.*	19,000	905,540
Drew Industries, Inc.	13,600	789,072
Federal-Mogul Holdings Corp.*	6,600	74,910
Gentherm, Inc.*	19,800	1,087,218
Modine Manufacturing Co.*	30,000	321,900
Motorcar Parts of America, Inc.*	9,600	288,864
Remy International, Inc.	18,425	407,377
Standard Motor Products, Inc.	18,800	660,256
Tenneco, Inc.*	35,000	2,010,400
Tower International, Inc.*	13,100	341,255

		11,765,431

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	382,158

Distributors (0.1%)
Core-Mark Holding Co., Inc.	13,800	817,650
Pool Corp.	23,900	1,677,302
VOXX International Corp.*	8,600	71,208
Weyco Group, Inc.	4,600	137,172

		2,703,332

Diversified Consumer Services (2.0%)
2U, Inc.*	13,100	421,689
American Public Education, Inc.*	9,450	243,054
Apollo Education Group, Inc.*	51,700	665,896
Ascent Capital Group, Inc., Class A*	8,900	380,386
Bright Horizons Family Solutions, Inc.*	290,939	16,816,274
Capella Education Co.	6,550	351,538
Chegg, Inc.*	38,600	302,624
DeVry Education Group, Inc.	34,900	1,046,302
Grand Canyon Education, Inc.*	358,117	15,184,161
Houghton Mifflin Harcourt Co.*	69,300	1,746,360
K12, Inc.*	19,900	251,735
LifeLock, Inc.*	43,900	719,960
Regis Corp.*	26,110	411,494
Sotheby’s, Inc.	38,700	1,750,788
Steiner Leisure Ltd.*	10,300	553,934
Strayer Education, Inc.*	5,800	249,980
Universal Technical Institute, Inc.	4,100	35,260

		41,131,435

Hotels, Restaurants & Leisure (3.8%)
Belmond Ltd., Class A*	71,400	891,786
Biglari Holdings, Inc.*	870	359,962
BJ’s Restaurants, Inc.*	18,100	876,945
Bloomin’ Brands, Inc.	68,000	1,451,800
Bob Evans Farms, Inc.	13,000	663,650
Boyd Gaming Corp.*	39,200	586,040

Buffalo Wild Wings, Inc.*	56,498	8,852,672
Caesars Acquisition Co., Class A*	23,900	164,432
Caesars Entertainment Corp.*	17,040	104,285
Carrols Restaurant Group, Inc.*	10,500	109,200
Cheesecake Factory, Inc.	26,700	1,456,084
Churchill Downs, Inc.	9,500	1,187,975
Chuy’s Holdings, Inc.*	1,600	42,864
ClubCorp Holdings, Inc.	24,100	575,508
Cracker Barrel Old Country Store, Inc.	12,100	1,804,836
Dave & Buster’s Entertainment, Inc.*	12,500	451,125
Del Frisco’s Restaurant Group, Inc.*	15,000	279,450
Denny’s Corp.*	52,112	605,020
Diamond Resorts International, Inc.*	22,500	709,875
DineEquity, Inc.	11,300	1,119,717
Fiesta Restaurant Group, Inc.*	14,300	715,000
Habit Restaurants, Inc., Class A*	313,402	9,806,349
International Speedway Corp., Class A	21,100	773,737
Interval Leisure Group, Inc.	26,500	605,525
Jack in the Box, Inc.	20,500	1,807,280
Krispy Kreme Doughnuts, Inc.*	38,500	741,510
La Quinta Holdings, Inc.*	51,300	1,172,205
Marcus Corp.	8,000	153,440
Marriott Vacations Worldwide Corp.	16,300	1,495,525
Monarch Casino & Resort, Inc.*	14,000	287,840
Morgans Hotel Group Co.*	12,100	81,554
Norwegian Cruise Line Holdings Ltd.*	242,777	13,605,223
Papa John’s International, Inc.	18,266	1,381,092
Penn National Gaming, Inc.*	49,900	915,665
Pinnacle Entertainment, Inc.*	39,600	1,476,288
Popeyes Louisiana Kitchen, Inc.*	12,700	761,873
Red Robin Gourmet Burgers, Inc.*	9,600	823,872
Ruby Tuesday, Inc.*	8,600	53,922
Ruth’s Hospitality Group, Inc.	13,500	217,620
Scientific Games Corp., Class A*	26,800	416,472
SeaWorld Entertainment, Inc.	37,500	691,500
Sonic Corp.	37,500	1,080,000
Speedway Motorsports, Inc.	5,400	122,310
Texas Roadhouse, Inc.	45,100	1,688,093
Vail Resorts, Inc.	22,500	2,457,000
Wyndham Worldwide Corp.	159,035	13,026,557
Zoe’s Kitchen, Inc.*	10,600	433,964

		79,084,642

Household Durables (1.3%)
Cavco Industries, Inc.*	4,800	362,112
Ethan Allen Interiors, Inc.	14,900	392,466
Helen of Troy Ltd.*	18,100	1,764,569
iRobot Corp.*	21,319	679,650
KB Home	55,200	916,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

La-Z-Boy, Inc.	36,000	$948,240
Libbey, Inc.	13,100	541,423
Lifetime Brands, Inc.	5,700	84,189
M.D.C. Holdings, Inc.	26,900	806,193
M/I Homes, Inc.*	17,100	421,857
Meritage Homes Corp.*	23,900	1,125,451
NACCO Industries, Inc., Class A	1,300	78,988
Ryland Group, Inc.	31,600	1,465,292
Standard Pacific Corp.*	107,100	954,261
Taylor Morrison Home Corp., Class A*	17,800	362,408
Tempur Sealy International, Inc.*	231,337	15,245,108
TRI Pointe Homes, Inc.*	94,175	1,440,878
Universal Electronics, Inc.*	9,500	473,480

		28,062,885

Internet & Catalog Retail (0.8%)
Blue Nile, Inc.*	1,900	57,741
FTD Cos., Inc.*	11,260	317,420
HomeAway, Inc.*	302,701	9,420,055
HSN, Inc.	19,600	1,375,724
Liberty TripAdvisor Holdings, Inc.*	41,000	1,321,020
Nutrisystem, Inc.	15,100	375,688
Orbitz Worldwide, Inc.*	61,300	700,046
Shutterfly, Inc.*	20,600	984,886
Travelport Worldwide Ltd.	57,900	797,862
Wayfair, Inc., Class A*	11,000	414,040
zulily, Inc., Class A*	36,000	469,440

		16,233,922

Leisure Products (0.1%)
Callaway Golf Co.	47,000	420,180
Marine Products Corp.	27,500	171,600
Nautilus, Inc.*	17,900	385,029
Performance Sports Group Ltd.*	24,900	448,200
Smith & Wesson Holding Corp.*	43,300	718,347
Sturm Ruger & Co., Inc.	12,800	735,360

		2,878,716

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	13,127	402,736
AMC Networks, Inc., Class A*	190,937	15,628,194
Carmike Cinemas, Inc.*	16,500	437,910
Crown Media Holdings, Inc., Class A*	82,900	374,708
Cumulus Media, Inc., Class A*	55,200	112,056
DreamWorks Animation SKG, Inc., Class A*	41,600	1,097,408
Entercom Communications Corp., Class A*	11,500	131,330
Entravision Communications Corp., Class A	19,600	161,308
Eros International plc*	15,500	389,360
EW Scripps Co., Class A	40,165	917,770
Global Eagle Entertainment, Inc.*	19,400	252,588

Gray Television, Inc.*	29,100	456,288
Harte-Hanks, Inc.	5,200	30,992
IMAX Corp.*	33,100	1,332,937
Journal Media Group, Inc.	9,563	79,277
Loral Space & Communications, Inc.*	10,400	656,448
MDC Partners, Inc., Class A	30,150	593,955
Media General, Inc.*	46,600	769,832
Meredith Corp.	26,100	1,361,115
National CineMedia, Inc.	36,100	576,156
New Media Investment Group, Inc.	26,000	466,180
New York Times Co., Class A	75,400	1,029,210
Nexstar Broadcasting Group, Inc., Class A	17,900	1,002,400
Rentrak Corp.*	5,700	397,860
Scholastic Corp.	19,500	860,535
Sinclair Broadcast Group, Inc., Class A	36,300	1,013,133
Sizmek, Inc.*	1,400	9,940
Time, Inc.	70,100	1,613,001

		32,154,627

Multiline Retail (0.2%)
Big Lots, Inc.	29,600	1,331,704
Burlington Stores, Inc.*	41,300	2,114,560
Fred’s, Inc., Class A	25,800	497,682
Tuesday Morning Corp.*	26,500	298,522

		4,242,468

Specialty Retail (4.9%)
Abercrombie & Fitch Co., Class A	38,100	819,531
American Eagle Outfitters, Inc.	123,500	2,126,670
America’s Car-Mart, Inc.*	2,400	118,368
ANN, Inc.*	29,800	1,439,042
Asbury Automotive Group, Inc.*	16,100	1,458,982
Ascena Retail Group, Inc.*	77,000	1,282,435
Barnes & Noble, Inc.*	24,600	638,616
Buckle, Inc.	20,300	929,131
Caleres, Inc.	29,100	924,798
Cato Corp., Class A	17,800	689,928
Chico’s FAS, Inc.	78,600	1,307,118
Children’s Place, Inc.	13,045	853,273
Conn’s, Inc.*	15,400	611,380
Destination XL Group, Inc.*	38,400	192,384
Express, Inc.*	49,200	891,012
Finish Line, Inc., Class A	33,700	937,534
Five Below, Inc.*	377,310	14,915,064
Francesca’s Holdings Corp.*	25,600	344,832
Genesco, Inc.*	14,900	983,847
Group 1 Automotive, Inc.	12,800	1,162,624
Guess?, Inc.	39,000	747,630
Haverty Furniture Cos., Inc.	6,100	131,882
Hibbett Sports, Inc.*	19,248	896,572
Lithia Motors, Inc., Class A	73,160	8,278,786
MarineMax, Inc.*	14,500	340,895
Mattress Firm Holding Corp.*	11,200	682,640
Men’s Wearhouse, Inc.	28,000	1,793,960
Monro Muffler Brake, Inc.	18,650	1,159,284
Outerwall, Inc.	13,850	1,054,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Pep Boys-Manny, Moe & Jack*	24,600	$301,842
Pier 1 Imports, Inc.	69,800	881,574
Rent-A-Center, Inc.	32,800	929,880
Restoration Hardware Holdings, Inc.*	18,600	1,815,918
Select Comfort Corp.*	465,554	13,999,209
Shoe Carnival, Inc.	4,350	125,541
Sonic Automotive, Inc., Class A	27,100	645,793
Stage Stores, Inc.	21,300	373,389
Stein Mart, Inc.	2,900	30,363
Tilly’s, Inc., Class A*	3,900	37,713
Tractor Supply Co.	181,568	16,330,226
Ulta Salon Cosmetics & Fragrance, Inc.*	124,252	19,190,721
Vitamin Shoppe, Inc.*	22,900	853,483
West Marine, Inc.*	10,800	104,112
Zumiez, Inc.*	16,356	435,560

		103,767,666

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	16,000	967,360
Crocs, Inc.*	44,800	659,008
Deckers Outdoor Corp.*	19,000	1,367,430
G-III Apparel Group Ltd.*	24,000	1,688,400
Iconix Brand Group, Inc.*	32,500	811,525
Movado Group, Inc.	10,600	287,896
Oxford Industries, Inc.	10,900	953,205
Steven Madden Ltd.*	36,162	1,547,011
Tumi Holdings, Inc.*	34,600	709,992
Under Armour, Inc., Class A*	133,271	11,120,132
Wolverine World Wide, Inc.	63,300	1,802,784

		21,914,743

Total Consumer Discretionary		344,322,025

Consumer Staples (2.5%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,900	1,136,751
Coca-Cola Bottling Co. Consolidated	2,600	392,782
National Beverage Corp.*	6,800	152,932

		1,682,465

Food & Staples Retailing (1.4%)
Andersons, Inc.	17,700	690,300
Casey’s General Stores, Inc.	24,050	2,302,547
Diplomat Pharmacy, Inc.*	302,362	13,530,699
Fresh Market, Inc.*	27,200	874,208
Ingles Markets, Inc., Class A	7,800	372,606
PriceSmart, Inc.	12,700	1,158,748
SpartanNash Co.	19,320	628,673
Sprouts Farmers Market, Inc.*	238,467	6,433,840
SUPERVALU, Inc.*	127,700	1,033,093
United Natural Foods, Inc.*	31,300	1,993,184
Village Super Market, Inc., Class A	3,400	107,746
Weis Markets, Inc.	5,900	248,685

		29,374,329

Food Products (0.7%)
Alico, Inc.	400	18,144
B&G Foods, Inc.	36,100	1,029,933

Boulder Brands, Inc.*	27,600	191,544
Calavo Growers, Inc.	8,400	436,212
Cal-Maine Foods, Inc.	18,200	950,040
Darling Ingredients, Inc.*	91,022	1,334,383
Dean Foods Co.	59,400	960,498
Diamond Foods, Inc.*	15,875	498,157
Farmer Bros Co.*	1,232	28,952
Fresh Del Monte Produce, Inc.	24,600	951,036
J&J Snack Foods Corp.	8,600	951,762
Lancaster Colony Corp.	13,000	1,181,050
Landec Corp.*	4,100	59,163
Limoneira Co.	900	20,007
Post Holdings, Inc.*	30,600	1,650,258
Sanderson Farms, Inc.	12,200	916,952
Seaboard Corp.*	200	719,800
Seneca Foods Corp., Class A*	1,600	44,432
Snyder’s-Lance, Inc.	33,900	1,093,953
Tootsie Roll Industries, Inc.	18,069	583,809
TreeHouse Foods, Inc.*	24,800	2,009,544

		15,629,629

Household Products (0.1%)
Central Garden & Pet Co., Class A*	12,200	139,202
HRG Group, Inc.*	52,800	686,400
WD-40 Co.	10,700	932,612

		1,758,214

Personal Products (0.1%)
Elizabeth Arden, Inc.*	7,300	104,098
Inter Parfums, Inc.	9,600	325,728
Nature’s Sunshine Products, Inc.	12,000	165,000
Nutraceutical International Corp.*	11,600	286,984
Synutra International, Inc.*	19,293	137,945
USANA Health Sciences, Inc.*	3,700	505,642

		1,525,397

Tobacco (0.1%)
Alliance One International, Inc.*	4,810	115,007
Universal Corp.	17,400	997,368
Vector Group Ltd.	47,638	1,117,588

		2,229,963

Total Consumer Staples		52,199,997

Energy (3.2%)
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.	35,400	935,976
Basic Energy Services, Inc.*	19,500	147,225
Bristow Group, Inc.	20,501	1,092,703
C&J Energy Services Ltd.*	34,700	458,040
CARBO Ceramics, Inc.	14,300	595,309
Era Group, Inc.*	12,300	251,904
Exterran Holdings, Inc.	38,400	1,253,760
FMC Technologies, Inc.*	129,443	5,370,590
FMSA Holdings, Inc.*	6,800	55,692
Forum Energy Technologies, Inc.*	37,900	768,612
Geospace Technologies Corp.*	9,700	223,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Gulfmark Offshore, Inc., Class A	20,900	$242,440
Helix Energy Solutions Group, Inc.*	75,800	957,354
Hornbeck Offshore Services, Inc.*	27,500	564,575
ION Geophysical Corp.*	69,400	74,258
Key Energy Services, Inc.*	117,400	211,320
Matrix Service Co.*	13,300	243,124
McDermott International, Inc.*	150,900	805,806
Natural Gas Services Group, Inc.*	7,600	173,432
Newpark Resources, Inc.*	56,300	457,719
North Atlantic Drilling Ltd.	48,981	58,288
Oceaneering International, Inc.	169,502	7,897,098
Oil States International, Inc.*	28,300	1,053,609
Parker Drilling Co.*	77,700	257,964
PHI, Inc. (Non-Voting)*	10,200	306,204
Pioneer Energy Services Corp.*	38,100	241,554
RigNet, Inc.*	8,200	250,674
SEACOR Holdings, Inc.*	14,500	1,028,630
Superior Energy Services, Inc.	226,403	4,763,519
Tesco Corp.	22,900	249,610
TETRA Technologies, Inc.*	42,200	269,236
Tidewater, Inc.	25,800	586,434
U.S. Silica Holdings, Inc.	34,200	1,004,112
Unit Corp.*	27,600	748,512

		33,598,868

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	45,200	133,340
Alon USA Energy, Inc.	8,500	160,650
Approach Resources, Inc.*	22,500	154,125
Bill Barrett Corp.*	33,000	283,470
Bonanza Creek Energy, Inc.*	20,400	372,300
Callon Petroleum Co.*	15,100	125,632
Carrizo Oil & Gas, Inc.*	30,800	1,516,592
Clayton Williams Energy, Inc.*	3,400	223,550
Clean Energy Fuels Corp.*	51,400	288,868
Cloud Peak Energy, Inc.*	43,706	203,670
Concho Resources, Inc.*	37,864	4,311,195
Contango Oil & Gas Co.*	10,279	126,123
Delek U.S. Holdings, Inc.	37,700	1,388,114
DHT Holdings, Inc.	55,300	429,681
Dorian LPG Ltd.*	2,000	33,360
Eclipse Resources Corp.*	34,598	181,986
Energy XXI Ltd.	70,151	184,497
Erin Energy Corp.*	7,800	30,498
EXCO Resources, Inc.	98,100	115,758
Frontline Ltd.*	1,300	3,172
GasLog Ltd.	21,300	424,935
Green Plains, Inc.	23,700	652,935
Halcon Resources Corp.*	141,378	163,999
Hallador Energy Co.	15,000	125,100
Laredo Petroleum, Inc.*	473,880	5,961,410
Matador Resources Co.*	42,800	1,070,000
Nordic American Tankers Ltd.	41,200	586,276
Northern Oil and Gas, Inc.*	22,500	152,325
Oasis Petroleum, Inc.*	76,300	1,209,355
Pacific Ethanol, Inc.*	8,200	84,624
Panhandle Oil and Gas, Inc., Class A	7,800	161,382

Par Petroleum Corp.*	900	16,848
Parsley Energy, Inc., Class A*	45,800	797,836
PDC Energy, Inc.*	23,300	1,249,812
Peabody Energy Corp.	152,300	333,537
Penn Virginia Corp.*	37,800	165,564
REX American Resources Corp.*	4,000	254,560
Rex Energy Corp.*	27,200	152,048
Rosetta Resources, Inc.*	44,200	1,022,788
RSP Permian, Inc.*	29,961	842,204
Sanchez Energy Corp.*	27,100	265,580
Scorpio Tankers, Inc.	96,600	974,694
SemGroup Corp., Class A	25,800	2,050,584
Ship Finance International Ltd.	37,200	607,104
Solazyme, Inc.*	34,600	108,644
Stone Energy Corp.*	38,500	484,715
Synergy Resources Corp.*	52,500	600,075
Teekay Tankers Ltd., Class A	41,000	271,010
Triangle Petroleum Corp.*	38,500	193,270
Ultra Petroleum Corp.*	84,000	1,051,680
W&T Offshore, Inc.	22,700	124,396
Western Refining, Inc.	39,000	1,701,180
Westmoreland Coal Co.*	9,000	187,020

		34,314,071

Total Energy		67,912,939

Financials (16.4%)
Banks (6.7%)
1st Source Corp.	3,850	131,362
American National Bankshares, Inc.	7,400	176,194
Ameris Bancorp	19,400	490,626
Ames National Corp.	10,360	260,036
Arrow Financial Corp.	3,413	92,253
BancFirst Corp.	2,400	157,080
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	560,576
BancorpSouth, Inc.	57,100	1,470,896
Bank of Marin Bancorp/California	3,390	172,449
Bank of the Ozarks, Inc.	42,720	1,954,440
Banner Corp.	14,900	714,157
BB&T Corp.	1	21
BBCN Bancorp, Inc.	60,610	896,422
Berkshire Hills Bancorp, Inc.	14,800	421,504
Boston Private Financial Holdings, Inc.	54,810	735,002
Bridge Bancorp, Inc.	2,800	74,732
Camden National Corp.	2,250	87,075
Capital Bank Financial Corp., Class A*	17,900	520,353
Capital City Bank Group, Inc.	9,900	151,173
Cardinal Financial Corp.	19,550	425,994
Cascade Bancorp*	51,726	267,941
Cathay General Bancorp	45,801	1,486,242
CenterState Banks, Inc.	24,900	336,399
Chemical Financial Corp.	19,500	644,670
Citizens & Northern Corp.	7,900	162,345
City Holding Co.	10,500	517,125
CNB Financial Corp./Pennsylvania	6,440	118,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Columbia Banking System, Inc.	33,110	$1,077,399
Community Bank System, Inc.	28,476	1,075,538
CommunityOne Bancorp*	8,514	91,696
ConnectOne Bancorp, Inc.	16,400	353,092
Customers Bancorp, Inc.*	14,900	400,661
CVB Financial Corp.	63,600	1,119,996
Eagle Bancorp, Inc.*	17,930	788,203
Enterprise Financial Services Corp.	6,190	140,946
F.N.B. Corp./Pennsylvania	95,800	1,371,856
FCB Financial Holdings, Inc., Class A*	15,300	486,540
First Bancorp, Inc./Maine	2,940	57,154
First Bancorp/North Carolina	9,400	156,792
First BanCorp/Puerto Rico*	66,200	319,084
First Busey Corp.	26,720	175,550
First Citizens BancShares, Inc./North Carolina, Class A	4,200	1,104,768
First Commonwealth Financial Corp.	59,700	572,523
First Community Bancshares, Inc./Virginia	12,900	235,038
First Connecticut Bancorp, Inc./Connecticut	12,100	192,027
First Financial Bancorp	41,460	743,792
First Financial Bankshares, Inc.	35,200	1,219,328
First Financial Corp./Indiana	3,600	128,736
First Interstate BancSystem, Inc., Class A	6,300	174,762
First Merchants Corp.	20,800	513,760
First Midwest Bancorp, Inc./Illinois	50,000	948,500
First NBC Bank Holding Co.*	6,200	223,200
First Republic Bank/California	197,380	12,440,861
FirstMerit Corp.	102,847	2,142,303
Flushing Financial Corp.	20,350	427,553
Fulton Financial Corp.	96,900	1,265,514
German American Bancorp, Inc.	5,400	159,030
Glacier Bancorp, Inc.	41,430	1,218,871
Great Southern Bancorp, Inc.	3,100	130,634
Great Western Bancorp, Inc.	22,700	547,297
Hancock Holding Co.	52,290	1,668,574
Hanmi Financial Corp.	21,138	525,068
Heartland Financial USA, Inc.	9,755	363,081
Heritage Financial Corp./Washington	17,866	319,265
Hilltop Holdings, Inc.*	45,799	1,103,298
Home BancShares, Inc./Arkansas	31,894	1,166,045
Hudson Valley Holding Corp.	3,080	86,887
IBERIABANK Corp.	186,485	12,723,871
Independent Bank Corp./Massachusetts	13,600	637,704
International Bancshares Corp.	38,400	1,031,808
Investors Bancorp, Inc.	191,172	2,351,416
Lakeland Bancorp, Inc.	13,610	161,823
Lakeland Financial Corp.	10,570	458,421
LegacyTexas Financial Group, Inc.	22,130	668,326
MB Financial, Inc.	45,440	1,564,954

Merchants Bancshares, Inc./Vermont	3,200	105,824
MidWestOne Financial Group, Inc.	9,100	299,572
National Bank Holdings Corp., Class A	20,300	422,849
National Bankshares, Inc./Virginia	3,600	105,336
National Penn Bancshares, Inc.	94,900	1,070,472
NBT Bancorp, Inc.	24,195	633,183
OFG Bancorp	33,400	356,378
Old National Bancorp/Indiana	78,880	1,140,605
Pacific Continental Corp.	9,900	133,947
Park National Corp.	8,850	773,224
Park Sterling Corp.	400	2,880
Penns Woods Bancorp, Inc.	340	14,991
Peoples Bancorp, Inc./Ohio	9,000	210,060
Pinnacle Financial Partners, Inc.	21,281	1,157,048
PrivateBancorp, Inc.	43,518	1,732,887
Prosperity Bancshares, Inc.	43,550	2,514,577
Renasant Corp.	21,900	713,940
Republic Bancorp, Inc./Kentucky, Class A	5,700	146,490
S&T Bancorp, Inc.	19,961	590,646
Sandy Spring Bancorp, Inc.	15,910	445,162
ServisFirst Bancshares, Inc.	12,200	458,354
Sierra Bancorp	3,300	57,123
Signature Bank/New York*	109,686	16,056,933
Simmons First National Corp., Class A	16,320	761,818
South State Corp.	17,240	1,310,068
Southside Bancshares, Inc.	11,925	348,568
State Bank Financial Corp.	22,700	492,590
Sterling Bancorp/Delaware	59,561	875,547
Stock Yards Bancorp, Inc.	2,300	86,917
Sun Bancorp, Inc./New Jersey*	8,880	170,940
Susquehanna Bancshares, Inc.	114,851	1,621,696
SVB Financial Group*	101,514	14,615,986
Talmer Bancorp, Inc., Class A	30,000	502,500
Texas Capital Bancshares, Inc.*	29,650	1,845,416
Tompkins Financial Corp.	10,451	561,428
Towne Bank/Virginia	25,445	414,499
TriCo Bancshares	9,900	238,095
Trustmark Corp.	42,820	1,069,644
UMB Financial Corp.	25,060	1,428,921
Umpqua Holdings Corp.	113,173	2,035,982
Union Bankshares Corp.	31,197	725,018
United Bankshares, Inc./ West Virginia	44,552	1,792,327
United Community Banks, Inc./Georgia	26,500	553,055
Univest Corp. of Pennsylvania	4,847	98,685
Valley National Bancorp	129,447	1,334,598
Washington Trust Bancorp, Inc.	10,800	426,384
Webster Financial Corp.	55,000	2,175,250
WesBanco, Inc.	21,531	732,485
West Bancorp, Inc.	6,700	132,928
Westamerica Bancorp	19,500	987,675
Western Alliance Bancorp*	42,700	1,441,552
Wilshire Bancorp, Inc.	54,700	690,861
Wintrust Financial Corp.	28,270	1,509,053

		139,982,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (2.5%)
Actua Corp.*	22,750	$324,415
Affiliated Managers Group, Inc.*	50,595	11,060,067
Arlington Asset Investment Corp., Class A	6,300	123,228
BGC Partners, Inc., Class A	110,740	968,975
Calamos Asset Management, Inc., Class A	1,000	12,250
CIFC Corp.	900	7,137
Cohen & Steers, Inc.	11,366	387,353
Cowen Group, Inc., Class A*	69,000	441,600
Diamond Hill Investment Group, Inc.	1,600	319,456
Evercore Partners, Inc., Class A	22,200	1,197,912
Financial Engines, Inc.	28,400	1,206,432
GAMCO Investors, Inc., Class A	3,830	263,159
Greenhill & Co., Inc.	22,600	934,058
HFF, Inc., Class A	21,500	897,195
INTL FCStone, Inc.*	7,300	242,652
Investment Technology Group, Inc.	20,000	496,000
Janus Capital Group, Inc.	88,300	1,511,696
KCG Holdings, Inc., Class A*	13,971	172,263
Lazard Ltd., Class A	283,351	15,935,660
Piper Jaffray Cos.*	14,100	615,324
Safeguard Scientifics, Inc.*	1,630	31,720
Stifel Financial Corp.*	237,708	13,725,260
Virtus Investment Partners, Inc.	4,795	634,139
Walter Investment Management Corp.*	27,340	625,266
WisdomTree Investments, Inc.	72,600	1,594,659

		53,727,876

Consumer Finance (0.3%)
Cash America International, Inc.	20,920	547,895
Encore Capital Group, Inc.*	17,050	728,717
Ezcorp, Inc., Class A*	24,100	179,063
First Cash Financial Services, Inc.*	15,500	706,645
Green Dot Corp., Class A*	25,200	481,824
Nelnet, Inc., Class A	16,850	729,773
PRA Group, Inc.*	26,460	1,648,723
World Acceptance Corp.*	6,720	413,347

		5,435,987

Diversified Financial Services (0.2%)
FNFV Group*	43,900	675,182
MarketAxess Holdings, Inc.	23,400	2,170,818
Marlin Business Services Corp.	11,500	194,120
NewStar Financial, Inc.*	9,900	108,900
PHH Corp.*	38,200	994,346
PICO Holdings, Inc.*	9,300	136,896

		4,280,262

Insurance (1.2%)
Ambac Financial Group, Inc.*	32,500	540,800
American Equity Investment Life Holding Co.	47,380	1,278,312
AMERISAFE, Inc.	11,990	564,249

Argo Group International Holdings Ltd.	17,369	967,453
Baldwin & Lyons, Inc., Class B	3,487	80,271
Citizens, Inc./Texas*	22,700	169,342
CNO Financial Group, Inc.	119,800	2,198,330
Donegal Group, Inc., Class A	7,100	108,133
Employers Holdings, Inc.	18,300	416,874
Enstar Group Ltd.*	6,550	1,014,922
FBL Financial Group, Inc., Class A	5,300	305,916
First American Financial Corp.	67,900	2,526,559
Global Indemnity plc*	7,350	206,388
Greenlight Capital Reinsurance Ltd., Class A*	20,316	592,618
Hallmark Financial Services, Inc.*	13,800	157,044
Horace Mann Educators Corp.	24,910	906,226
Independence Holding Co.	7,984	105,309
Infinity Property & Casualty Corp.	9,300	705,312
Kansas City Life Insurance Co.	2,190	100,105
Kemper Corp.	29,500	1,137,225
Maiden Holdings Ltd.	34,930	551,195
MBIA, Inc.*	85,600	514,456
Meadowbrook Insurance Group, Inc.	3,500	30,100
Montpelier Reinsurance Holdings Ltd.	21,600	853,200
National General Holdings Corp.	22,600	470,758
National Interstate Corp.	3,500	95,620
National Western Life Insurance Co., Class A	1,030	246,675
Navigators Group, Inc.*	7,600	589,456
OneBeacon Insurance Group Ltd., Class A	6,200	89,962
Primerica, Inc.	34,200	1,562,598
RLI Corp.	26,200	1,346,418
Safety Insurance Group, Inc.	8,350	481,879
Selective Insurance Group, Inc.	39,140	1,097,877
State Auto Financial Corp.	7,600	182,020
Stewart Information Services Corp.	12,600	501,480
Symetra Financial Corp.	45,700	1,104,569
Third Point Reinsurance Ltd.*	36,100	532,475
United Fire Group, Inc.	15,100	494,676
Universal Insurance Holdings, Inc.	19,000	459,800

		25,286,602

Real Estate Investment Trusts (REITs) (4.4%)
Acadia Realty Trust (REIT)	38,586	1,123,238
AG Mortgage Investment Trust, Inc. (REIT)	14,400	248,832
Agree Realty Corp. (REIT)	9,500	277,115
Alexander’s, Inc. (REIT)	1,600	656,000
Altisource Residential Corp. (REIT)	38,700	652,095
American Assets Trust, Inc. (REIT)	23,296	913,436
American Capital Mortgage Investment Corp. (REIT)	45,045	720,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

American Residential Properties, Inc. (REIT)*	20,400	$377,400
Anworth Mortgage Asset Corp. (REIT)	60,600	298,758
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,460	500,458
Apollo Residential Mortgage, Inc. (REIT)	10,300	151,307
ARMOUR Residential REIT, Inc. (REIT)	285,728	802,896
Ashford Hospitality Trust, Inc. (REIT)	35,550	300,753
Associated Estates Realty Corp. (REIT)	38,500	1,102,255
Campus Crest Communities, Inc. (REIT)	18,764	103,953
Capstead Mortgage Corp. (REIT)	76,810	852,591
Cedar Realty Trust, Inc. (REIT)	44,200	282,880
Chambers Street Properties (REIT)	141,700	1,126,515
Chatham Lodging Trust (REIT)	22,400	592,928
Chesapeake Lodging Trust (REIT)	30,620	933,298
Colony Capital, Inc. (REIT), Class A	62,734	1,420,925
CoreSite Realty Corp. (REIT)	17,800	808,832
Cousins Properties, Inc. (REIT)	137,392	1,426,129
CubeSmart (REIT)	99,850	2,312,526
CyrusOne, Inc. (REIT)	26,100	768,645
CYS Investments, Inc. (REIT)	93,937	726,133
DCT Industrial Trust, Inc. (REIT)	54,200	1,704,048
DiamondRock Hospitality Co. (REIT)	119,208	1,527,054
DuPont Fabros Technology, Inc. (REIT)	38,110	1,122,339
EastGroup Properties, Inc. (REIT)	22,180	1,247,181
Education Realty Trust, Inc. (REIT)	29,333	919,883
EPR Properties (REIT)	33,578	1,839,403
Equity One, Inc. (REIT)	38,700	903,258
Excel Trust, Inc. (REIT)	38,200	602,414
FelCor Lodging Trust, Inc. (REIT)	88,640	875,763
First Industrial Realty Trust, Inc. (REIT)	60,700	1,136,911
First Potomac Realty Trust (REIT)	34,657	356,967
Franklin Street Properties Corp. (REIT)	65,080	736,055
Geo Group, Inc. (REIT)	43,381	1,481,895
Getty Realty Corp. (REIT)	10,620	173,743
Gladstone Commercial Corp. (REIT)	1,600	26,496
Government Properties Income Trust (REIT)	39,550	733,652
Gramercy Property Trust, Inc. (REIT)	27,575	644,428

Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	17,800	356,890
Hatteras Financial Corp. (REIT)	61,300	999,190
Healthcare Realty Trust, Inc. (REIT)	66,600	1,549,116
Hersha Hospitality Trust (REIT)	33,432	857,203
Highwoods Properties, Inc. (REIT)	53,800	2,149,310
Hudson Pacific Properties, Inc. (REIT)	41,700	1,183,029
InfraREIT, Inc. (REIT)	13,577	385,044
Inland Real Estate Corp. (REIT)	47,500	447,450
Invesco Mortgage Capital, Inc. (REIT)	82,055	1,175,028
Investors Real Estate Trust (REIT)	55,920	399,269
iStar Financial, Inc. (REIT)*	66,700	888,444
Kite Realty Group Trust (REIT)	45,782	1,120,286
Ladder Capital Corp. (REIT)	21,800	378,230
LaSalle Hotel Properties (REIT)	65,950	2,338,587
Lexington Realty Trust (REIT)	130,645	1,107,870
LTC Properties, Inc. (REIT)	21,800	906,880
Mack-Cali Realty Corp. (REIT)	56,300	1,037,609
Medical Properties Trust, Inc. (REIT)	124,032	1,626,059
Monmouth Real Estate Investment Corp. (REIT)	20,013	194,526
Monogram Residential Trust, Inc. (REIT)	91,300	823,526
National Health Investors, Inc. (REIT)	20,200	1,258,460
New Residential Investment Corp. (REIT)	116,092	1,769,242
New Senior Investment Group, Inc. (REIT)	36,400	486,668
New York Mortgage Trust, Inc. (REIT)	51,800	387,464
New York REIT, Inc. (REIT)	111,900	1,113,405
One Liberty Properties, Inc. (REIT)	5,900	125,552
Parkway Properties, Inc. (REIT)	50,158	874,756
Pebblebrook Hotel Trust (REIT)	45,428	1,947,953
Pennsylvania Real Estate Investment Trust (REIT)	49,160	1,049,074
PennyMac Mortgage Investment Trust (REIT)	46,763	815,079
Physicians Realty Trust (REIT)	41,000	629,760
Potlatch Corp. (REIT)	28,600	1,010,152
PS Business Parks, Inc. (REIT)	13,120	946,608
QTS Realty Trust, Inc. (REIT), Class A	13,200	481,140
RAIT Financial Trust (REIT)	43,400	265,174
Ramco-Gershenson Properties Trust (REIT)	48,260	787,603
Redwood Trust, Inc. (REIT)	61,900	971,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Resource Capital Corp. (REIT)	67,950	$262,966
Retail Opportunity Investments Corp. (REIT)	51,500	804,430
Rexford Industrial Realty, Inc. (REIT)	28,700	418,446
RLJ Lodging Trust (REIT)	79,700	2,373,466
Rouse Properties, Inc. (REIT)	23,600	385,860
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,264,868
Sabra Health Care REIT, Inc. (REIT)	33,000	849,420
Saul Centers, Inc. (REIT)	5,550	273,004
Select Income REIT (REIT)	34,400	710,016
Silver Bay Realty Trust Corp. (REIT)	24,422	397,834
Sovran Self Storage, Inc. (REIT)	22,520	1,957,213
STAG Industrial, Inc. (REIT)	30,200	604,000
Starwood Waypoint Residential Trust (REIT)	20,900	496,584
STORE Capital Corp. (REIT)	19,031	382,523
Strategic Hotels & Resorts, Inc. (REIT)*	157,072	1,903,713
Summit Hotel Properties, Inc. (REIT)	47,700	620,577
Sun Communities, Inc. (REIT)	26,840	1,659,517
Sunstone Hotel Investors, Inc. (REIT)	123,381	1,851,949
Terreno Realty Corp. (REIT)	21,100	415,670
Universal Health Realty Income Trust (REIT)	7,650	355,419
Urban Edge Properties (REIT)	48,700	1,012,473
Urstadt Biddle Properties, Inc. (REIT), Class A	9,170	171,296
Washington Real Estate Investment Trust (REIT)	47,800	1,240,410
Western Asset Mortgage Capital Corp. (REIT)	26,500	391,405
Xenia Hotels & Resorts, Inc. (REIT)	61,200	1,330,488

		92,488,671

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	31,100	1,225,340
Altisource Asset Management Corp.*	600	86,574
AV Homes, Inc.*	6,200	89,094
Forestar Group, Inc.*	19,600	257,936
FRP Holdings, Inc.*	2,300	74,589
Kennedy-Wilson Holdings, Inc.	50,900	1,251,631
Marcus & Millichap, Inc.*	7,400	341,436
St. Joe Co.*	40,200	624,306
Tejon Ranch Co.*	3,100	79,701

		4,030,607

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	57,300	790,167
Bank Mutual Corp.	20,900	160,303
BankFinancial Corp.	13,800	162,564
Beneficial Bancorp, Inc.*	45,376	566,746
BofI Holding, Inc.*	8,700	919,677
Brookline Bancorp, Inc.	51,156	577,551

Capitol Federal Financial, Inc.	77,100	928,284
Charter Financial Corp./Maryland	18,876	234,251
Dime Community Bancshares, Inc.	9,700	164,318
Essent Group Ltd.*	26,500	724,775
EverBank Financial Corp.	58,200	1,143,630
Fox Chase Bancorp, Inc.	15,700	265,644
Kearny Financial Corp.*	51,279	572,274
Meridian Bancorp, Inc.*	30,100	403,641
MGIC Investment Corp.*	202,451	2,303,892
Nationstar Mortgage Holdings, Inc.*	21,500	361,200
NMI Holdings, Inc., Class A*	23,300	186,866
Northfield Bancorp, Inc.	42,058	632,973
Northwest Bancshares, Inc.	51,790	663,948
OceanFirst Financial Corp.	15,487	288,833
Ocwen Financial Corp.*	58,900	600,780
Oritani Financial Corp.	39,194	629,064
Provident Financial Services, Inc.	43,000	816,570
Radian Group, Inc.	110,666	2,076,094
Territorial Bancorp, Inc.	4,700	114,022
TrustCo Bank Corp.	66,200	465,386
United Financial Bancorp, Inc.	26,345	354,340
Walker & Dunlop, Inc.*	14,500	387,730
Washington Federal, Inc.	64,400	1,503,740
WSFS Financial Corp.	11,100	303,585

		19,302,848

Total Financials		344,534,928

Health Care (18.3%)
Biotechnology (6.7%)
ACADIA Pharmaceuticals, Inc.*	50,700	2,123,316
Acceleron Pharma, Inc.*	10,500	332,220
Achillion Pharmaceuticals, Inc.*	429,544	3,805,760
Acorda Therapeutics, Inc.*	28,100	936,573
Aduro Biotech, Inc.*	2,800	84,924
Advaxis, Inc.*	16,600	337,478
Aegerion Pharmaceuticals, Inc.*	21,300	404,061
Agenus, Inc.*	41,900	361,597
Agios Pharmaceuticals, Inc.*	30,669	3,408,553
Alder Biopharmaceuticals, Inc.*	147,966	7,837,759
Alexion Pharmaceuticals, Inc.*	8,753	1,582,231
AMAG Pharmaceuticals, Inc.*	19,553	1,350,330
Amicus Therapeutics, Inc.*	52,900	748,535
Anacor Pharmaceuticals, Inc.*	22,500	1,742,175
Arena Pharmaceuticals, Inc.*	168,800	783,232
ARIAD Pharmaceuticals, Inc.*	104,700	865,869
Array BioPharma, Inc.*	92,500	666,925
Arrowhead Research Corp.*	33,000	235,950
Atara Biotherapeutics, Inc.*	7,900	416,804
Bellicum Pharmaceuticals, Inc.*	3,300	70,191
BioCryst Pharmaceuticals, Inc.*	44,500	664,385
BioTime, Inc.*	31,000	112,530
Blueprint Medicines Corp.*	2,900	76,821
Celldex Therapeutics, Inc.*	60,800	1,533,376
Cepheid, Inc.*	43,500	2,660,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Chelsea Therapeutics International Ltd.*†	52,100	$3,126
Chimerix, Inc.*	22,700	1,048,740
Clovis Oncology, Inc.*	15,700	1,379,716
Coherus Biosciences, Inc.*	12,900	372,810
CTI BioPharma Corp.*	58,000	113,100
Durata Therapeutics, Inc.*†	5,000	600
Dyax Corp.*	319,470	8,465,955
Dynavax Technologies Corp.*	21,060	493,330
Eagle Pharmaceuticals, Inc.*	4,700	380,042
Emergent BioSolutions, Inc.*	18,700	616,165
Enanta Pharmaceuticals, Inc.*	8,800	395,912
Epizyme, Inc.*	15,900	381,600
Esperion Therapeutics, Inc.*	7,200	588,672
Exact Sciences Corp.*	55,100	1,638,674
Exelixis, Inc.*	142,700	536,552
FibroGen, Inc.*	26,200	615,700
Five Prime Therapeutics, Inc.*	4,100	101,844
Foundation Medicine, Inc.*	8,200	277,488
Galena Biopharma, Inc.*	32,400	55,080
Genomic Health, Inc.*	8,400	233,436
Geron Corp.*	95,100	407,028
Halozyme Therapeutics, Inc.*	59,200	1,336,736
Heron Therapeutics, Inc.*	13,500	420,660
ImmunoGen, Inc.*	64,800	931,824
Immunomedics, Inc.*	48,800	198,128
Infinity Pharmaceuticals, Inc.*	34,600	378,870
Inovio Pharmaceuticals, Inc.*	38,200	311,712
Insmed, Inc.*	35,400	864,468
Insys Therapeutics, Inc.*	14,400	517,248
Ironwood Pharmaceuticals, Inc.*	72,800	877,968
Isis Pharmaceuticals, Inc.*	90,857	5,228,820
Karyopharm Therapeutics, Inc.*	7,900	214,959
Keryx Biopharmaceuticals, Inc.*	61,400	612,772
Kite Pharma, Inc.*	15,800	963,326
KYTHERA Biopharmaceuticals, Inc.*	91,642	6,901,559
Lexicon Pharmaceuticals, Inc.*	32,042	257,938
Ligand Pharmaceuticals, Inc.*	12,050	1,215,845
MacroGenics, Inc.*	12,100	459,437
MannKind Corp.*	144,855	824,225
Medivation, Inc.*	104,717	11,958,681
Merrimack Pharmaceuticals, Inc.*	65,700	812,381
MiMedx Group, Inc.*	60,900	705,831
Momenta Pharmaceuticals, Inc.*	33,100	755,011
Myriad Genetics, Inc.*	38,100	1,295,019
Navidea Biopharmaceuticals, Inc.*	10,500	16,905
Neurocrine Biosciences, Inc.*	49,300	2,354,568
NewLink Genetics Corp.*	14,000	619,780
Northwest Biotherapeutics, Inc.*	17,300	171,789
Novavax, Inc.*	154,100	1,716,674
OncoMed Pharmaceuticals, Inc.*	1,300	29,250
Ophthotech Corp.*	13,000	676,780
Orexigen Therapeutics, Inc.*	75,800	375,210
Osiris Therapeutics, Inc.*	27,300	531,258
OvaScience, Inc.*	12,900	373,197
PDL BioPharma, Inc.	101,200	650,716

Portola Pharmaceuticals, Inc.*	23,400	1,065,870
Progenics Pharmaceuticals, Inc.*	35,400	264,084
Prothena Corp. plc*	16,600	874,322
PTC Therapeutics, Inc.*	91,320	4,395,232
Puma Biotechnology, Inc.*	38,864	4,537,372
Radius Health, Inc.*	16,000	1,083,200
Raptor Pharmaceutical Corp.*	49,500	781,605
Receptos, Inc.*	55,153	10,481,828
Repligen Corp.*	20,900	862,543
Retrophin, Inc.*	16,000	530,400
Rigel Pharmaceuticals, Inc.*	58,400	187,464
Sage Therapeutics, Inc.*	78,318	5,717,214
Sangamo BioSciences, Inc.*	42,200	467,998
Sarepta Therapeutics, Inc.*	23,100	702,933
Sorrento Therapeutics, Inc.*	5,600	98,672
Spark Therapeutics, Inc.*	4,752	286,403
Spectrum Pharmaceuticals, Inc.*	32,000	218,880
Synergy Pharmaceuticals, Inc.*	54,900	455,670
TESARO, Inc.*	111,640	6,563,316
TG Therapeutics, Inc.*	19,400	321,846
Threshold Pharmaceuticals, Inc.*	29,400	118,776
Ultragenyx Pharmaceutical, Inc.*	19,700	2,017,083
Vanda Pharmaceuticals, Inc.*	26,703	338,861
Verastem, Inc.*	16,290	122,827
XBiotech, Inc.*	1,900	34,352
Xencor, Inc.*	15,600	342,732
XOMA Corp.*	35,000	135,800
Zafgen, Inc.*	9,000	311,670
ZIOPHARM Oncology, Inc.*	56,766	681,189

		140,806,877

Health Care Equipment & Supplies (5.0%)
Abaxis, Inc.	14,700	756,756
ABIOMED, Inc.*	22,900	1,505,217
Accuray, Inc.*	28,267	190,520
Align Technology, Inc.*	223,731	14,030,171
Analogic Corp.	8,700	686,430
AngioDynamics, Inc.*	11,800	193,520
Anika Therapeutics, Inc.*	8,000	264,240
Antares Pharma, Inc.*	74,900	155,792
AtriCure, Inc.*	16,400	404,096
Atrion Corp.	1,300	510,003
Cantel Medical Corp.	23,175	1,243,802
Cardiovascular Systems, Inc.*	15,100	399,395
Cerus Corp.*	28,600	148,434
CONMED Corp.	18,600	1,083,822
CryoLife, Inc.	16,300	183,864
Cyberonics, Inc.*	16,000	951,360
Cynosure, Inc., Class A*	18,231	703,352
DBV Technologies S.A. (ADR)*	148,302	4,416,434
DexCom, Inc.*	236,835	18,942,063
Endologix, Inc.*	46,600	714,844
Exactech, Inc.*	18,800	391,604
GenMark Diagnostics, Inc.*	26,400	239,184
Globus Medical, Inc., Class A*	39,500	1,013,965
Greatbatch, Inc.*	15,100	814,192
Haemonetics Corp.*	28,300	1,170,488
Halyard Health, Inc.*	25,500	1,032,750
HeartWare International, Inc.*	126,195	9,173,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

ICU Medical, Inc.*	7,600	$727,016
Inogen, Inc.*	8,600	383,560
Insulet Corp.*	39,400	1,220,809
Integra LifeSciences Holdings Corp.*	14,300	963,391
Invacare Corp.	20,100	434,763
K2M Group Holdings, Inc.*	1,600	38,432
LDR Holding Corp.*	10,300	445,475
Masimo Corp.*	23,950	927,823
Meridian Bioscience, Inc.	26,900	501,416
Merit Medical Systems, Inc.*	32,675	703,819
Natus Medical, Inc.*	16,700	710,752
Neogen Corp.*	20,350	965,404
Nevro Corp.*	142,347	7,651,151
NuVasive, Inc.*	26,800	1,269,784
NxStage Medical, Inc.*	43,200	617,112
OraSure Technologies, Inc.*	39,600	213,444
Orthofix International N.V.*	12,500	414,000
Quidel Corp.*	17,900	410,805
Rockwell Medical, Inc.*	22,500	362,700
RTI Surgical, Inc.*	26,600	171,836
Sirona Dental Systems, Inc.*	136,382	13,695,480
Spectranetics Corp.*	25,300	582,153
STAAR Surgical Co.*	30,600	295,596
STERIS Corp.	36,900	2,377,836
SurModics, Inc.*	19,200	449,664
Thoratec Corp.*	31,400	1,399,498
Tornier N.V.*	18,800	469,812
Unilife Corp.*	34,300	73,745
Vascular Solutions, Inc.*	15,700	545,104
West Pharmaceutical Services, Inc.	43,000	2,497,440
Wright Medical Group, Inc.*	30,600	803,556
Zeltiq Aesthetics, Inc.*	21,800	642,446

		104,285,235

Health Care Providers & Services (3.5%)
AAC Holdings, Inc.*	2,000	87,120
Acadia Healthcare Co., Inc.*	269,591	21,117,063
Aceto Corp.	17,900	440,877
Adeptus Health, Inc., Class A*	2,200	208,978
Air Methods Corp.*	25,900	1,070,706
Almost Family, Inc.*	5,700	227,487
Amedisys, Inc.*	20,300	806,519
AMN Healthcare Services, Inc.*	32,800	1,036,152
Amsurg Corp.*	26,416	1,847,799
Bio-Reference Laboratories, Inc.*	15,800	651,750
BioScrip, Inc.*	42,100	152,823
Capital Senior Living Corp.*	17,600	431,200
Chemed Corp.	11,000	1,442,100
Civitas Solutions, Inc.*	500	10,665
CorVel Corp.*	9,900	316,998
Ensign Group, Inc.	11,700	597,402
Envision Healthcare Holdings, Inc.*	307,054	12,122,492
ExamWorks Group, Inc.*	20,300	793,730
Five Star Quality Care, Inc.*	38,800	186,240
Genesis Healthcare, Inc.*	23,590	155,694
Hanger, Inc.*	26,500	621,160
HealthEquity, Inc.*	19,900	637,795
HealthSouth Corp.	53,700	2,473,422

Healthways, Inc.*	25,900	310,282
IPC Healthcare, Inc.*	10,800	598,212
Kindred Healthcare, Inc.	45,681	926,868
Landauer, Inc.	5,833	207,888
LHC Group, Inc.*	9,300	355,725
Magellan Health, Inc.*	16,000	1,121,120
Molina Healthcare, Inc.*	20,050	1,409,515
National HealthCare Corp.	6,100	396,439
National Research Corp., Class A	9,644	137,041
Owens & Minor, Inc.#	39,450	1,341,300
PharMerica Corp.*	20,800	692,640
Premier, Inc., Class A*	313,759	12,067,171
Providence Service Corp.*	6,700	296,676
RadNet, Inc.*	600	4,014
Select Medical Holdings Corp.	50,019	810,308
Surgical Care Affiliates, Inc.*	11,800	452,884
Team Health Holdings, Inc.*	43,900	2,867,987
Triple-S Management Corp., Class B*	11,900	305,354
U.S. Physical Therapy, Inc.	6,200	339,512
Universal American Corp.*	21,200	214,544
WellCare Health Plans, Inc.*	24,100	2,044,403

		74,336,055

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	10,600	86,284
Computer Programs & Systems, Inc.	6,500	347,230
HealthStream, Inc.*	12,200	371,124
HMS Holdings Corp.*	52,400	899,708
MedAssets, Inc.*	45,400	1,001,524
Medidata Solutions, Inc.*	31,600	1,716,512
Merge Healthcare, Inc.*	69,400	333,120
Omnicell, Inc.*	23,800	897,498
Press Ganey Holdings, Inc.*	2,100	60,207
Quality Systems, Inc.	27,800	460,646

		6,173,853

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.*	14,400	371,664
Affymetrix, Inc.*	58,100	634,452
Albany Molecular Research, Inc.*	14,600	295,212
Cambrex Corp.*	17,900	786,526
Fluidigm Corp.*	18,500	447,700
Furiex Pharmaceuticals, Inc.*†	4,400	32,241
ICON plc*	159,156	10,711,199
INC Research Holdings, Inc., Class A*	3,700	148,444
Luminex Corp.*	28,500	491,910
Pacific Biosciences of California, Inc.*	57,800	332,928
PAREXEL International Corp.*	30,277	1,947,114
PRA Health Sciences, Inc.*	11,400	414,162

		16,613,552

Pharmaceuticals (2.0%)
Akorn, Inc.*	87,117	3,803,528
Amphastar Pharmaceuticals, Inc.*	4,000	70,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

ANI Pharmaceuticals, Inc.*	3,000	$186,150
Aratana Therapeutics, Inc.*	17,000	257,040
BioDelivery Sciences International, Inc.*	26,500	210,940
Catalent, Inc.*	45,845	1,344,634
Cempra, Inc.*	14,600	501,656
Corcept Therapeutics, Inc.*	28,700	172,487
Depomed, Inc.*	41,700	894,882
Endocyte, Inc.*	7,400	38,406
GW Pharmaceuticals plc (ADR)*	45,765	5,621,773
Impax Laboratories, Inc.*	45,600	2,093,952
Intersect ENT, Inc.*	4,900	140,287
Intra-Cellular Therapies, Inc.*	11,900	380,205
Jazz Pharmaceuticals plc*	53,870	9,484,891
Lannett Co., Inc.*	15,000	891,600
Medicines Co.*	45,300	1,296,033
Nektar Therapeutics*	79,800	998,298
Omeros Corp.*	20,700	372,393
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	21,300	1,506,336
Pernix Therapeutics Holdings, Inc.*	19,068	112,882
Phibro Animal Health Corp., Class A	9,600	373,824
POZEN, Inc.*	42,700	440,237
Prestige Brands Holdings, Inc.*	28,700	1,327,088
Relypsa, Inc.*	17,900	592,311
Revance Therapeutics, Inc.*	2,900	92,742
Sagent Pharmaceuticals, Inc.*	13,900	337,909
SciClone Pharmaceuticals, Inc.*	46,200	453,684
Sucampo Pharmaceuticals, Inc., Class A*	22,100	363,103
Supernus Pharmaceuticals, Inc.*	17,600	298,848
Tetraphase Pharmaceuticals, Inc.*	123,003	5,835,262
TherapeuticsMD, Inc.*	59,700	469,242
Theravance Biopharma, Inc.*	14,900	193,998
Theravance, Inc.	52,300	945,061
VIVUS, Inc.*	77,500	182,900
XenoPort, Inc.*	30,000	183,900
ZS Pharma, Inc.*	10,000	523,900

		42,995,177

Total Health Care		385,210,749

Industrials (16.6%)
Aerospace & Defense (2.4%)
AAR Corp.	24,500	780,815
Aerojet Rocketdyne Holdings, Inc.*	35,500	731,655
Aerovironment, Inc.*	3,000	78,240
American Science & Engineering, Inc.	1,582	69,307
Astronics Corp.*	10,800	765,612
Cubic Corp.	12,600	599,508
Curtiss-Wright Corp.	28,700	2,079,028
DigitalGlobe, Inc.*	43,817	1,217,675
Engility Holdings, Inc.	6,500	163,540
Esterline Technologies Corp.*	16,800	1,601,712
HEICO Corp.	10,546	614,832

HEICO Corp., Class A	21,900	1,111,863
Hexcel Corp.	390,295	19,413,273
KLX, Inc.*	28,900	1,275,357
Moog, Inc., Class A*	24,100	1,703,388
TASER International, Inc.*	30,700	1,022,617
Teledyne Technologies, Inc.*	20,400	2,152,404
TransDigm Group, Inc.*	70,154	15,761,499

		51,142,325

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	28,000	293,720
Atlas Air Worldwide Holdings, Inc.*	12,900	708,984
Echo Global Logistics, Inc.*	14,700	480,102
Expeditors International of Washington, Inc.	259,527	11,965,492
Forward Air Corp.	16,700	872,742
Hub Group, Inc., Class A*	20,800	839,072
Park-Ohio Holdings Corp.	2,100	101,766
UTi Worldwide, Inc.*	65,600	655,344
XPO Logistics, Inc.*	39,237	1,772,728

		17,689,950

Airlines (0.2%)
Allegiant Travel Co.	8,190	1,456,837
Hawaiian Holdings, Inc.*	35,900	852,625
Republic Airways Holdings, Inc.*	27,800	255,204
SkyWest, Inc.	29,900	449,696
Virgin America, Inc.*	13,800	379,224

		3,393,586

Building Products (0.5%)
AAON, Inc.	30,262	681,500
Advanced Drainage Systems, Inc.	18,400	539,672
American Woodmark Corp.*	7,200	394,920
Apogee Enterprises, Inc.	15,900	836,976
Builders FirstSource, Inc.*	26,500	340,260
Continental Building Products, Inc.*	17,300	366,587
Gibraltar Industries, Inc.*	17,700	360,549
Griffon Corp.	21,700	345,464
Insteel Industries, Inc.	1,300	24,310
Masonite International Corp.*	18,700	1,311,057
NCI Building Systems, Inc.*	5,800	87,406
Nortek, Inc.*	6,000	498,780
PGT, Inc.*	27,200	394,672
Quanex Building Products Corp.	25,200	540,036
Simpson Manufacturing Co., Inc.	27,800	945,200
Trex Co., Inc.*	21,800	1,077,574
Universal Forest Products, Inc.	14,900	775,247

		9,520,210

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	1,183,320
ACCO Brands Corp.*	80,600	626,262
Brady Corp., Class A	26,400	653,136
Brink’s Co.	27,100	797,553
Deluxe Corp.	28,900	1,791,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Essendant, Inc.	27,190	$1,067,208
G&K Services, Inc., Class A	13,400	926,476
Healthcare Services Group, Inc.	41,900	1,384,795
Heritage-Crystal Clean, Inc.*	3,500	51,450
Herman Miller, Inc.	39,300	1,136,949
HNI Corp.	27,500	1,406,625
Interface, Inc.	37,800	946,890
Kimball International, Inc., Class B	27,700	336,832
Knoll, Inc.	29,700	743,391
Matthews International Corp., Class A	22,044	1,171,418
McGrath RentCorp	15,500	471,665
Mobile Mini, Inc.	24,600	1,034,184
MSA Safety, Inc.	18,800	911,988
Multi-Color Corp.	7,100	453,548
NL Industries, Inc.*	9,000	66,690
Quad/Graphics, Inc.	18,100	335,031
SP Plus Corp.*	100	2,611
Steelcase, Inc., Class A	44,100	833,931
Team, Inc.*	10,300	414,575
Tetra Tech, Inc.#	32,400	830,736
U.S. Ecology, Inc.	13,800	672,336
UniFirst Corp.	9,400	1,051,390
Viad Corp.	11,100	300,921
West Corp.	24,500	737,450

		22,341,161

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	477,288
Comfort Systems USA, Inc.	20,900	479,655
Dycom Industries, Inc.*	22,700	1,335,895
EMCOR Group, Inc.	34,400	1,643,288
Furmanite Corp.*	4,900	39,788
Granite Construction, Inc.	27,700	983,627
MasTec, Inc.*	40,300	800,761
MYR Group, Inc.*	18,700	578,952
Primoris Services Corp.	22,900	453,420
Tutor Perini Corp.*	19,700	425,126

		7,217,800

Electrical Equipment (1.0%)
AMETEK, Inc.	227,925	12,485,731
AZZ, Inc.	13,300	688,940
Encore Wire Corp.	12,200	540,338
EnerSys, Inc.	25,200	1,771,308
Franklin Electric Co., Inc.	33,600	1,086,288
Generac Holdings, Inc.*	43,700	1,737,075
General Cable Corp.	36,000	710,280
GrafTech International Ltd.*	67,600	335,296
Polypore International, Inc.*	27,500	1,646,700
Powell Industries, Inc.	3,000	105,510
Preformed Line Products Co.	1,398	52,733
Thermon Group Holdings, Inc.*	14,300	344,201
Vicor Corp.*	15,200	185,288

		21,689,688

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	167,974	16,817,557
Raven Industries, Inc.	26,000	528,580

		17,346,137

Machinery (4.7%)
Actuant Corp., Class A	31,200	720,408
Albany International Corp., Class A	16,700	664,660
Altra Industrial Motion Corp.	16,800	456,624
Astec Industries, Inc.	11,400	476,748
Barnes Group, Inc.	31,210	1,216,878
Blount International, Inc.	27,900	304,668
Briggs & Stratton Corp.	35,000	674,100
Chart Industries, Inc.*	21,700	775,775
CIRCOR International, Inc.	10,900	594,377
CLARCOR, Inc.	27,500	1,711,600
Columbus McKinnon Corp.	4,600	115,000
Douglas Dynamics, Inc.	6,800	146,064
EnPro Industries, Inc.	12,800	732,416
ESCO Technologies, Inc.	20,800	778,128
Federal Signal Corp.	45,300	675,423
Gorman-Rupp Co.	9,943	279,199
Graham Corp.	4,800	98,352
Greenbrier Cos., Inc.	17,400	815,190
Harsco Corp.	51,300	846,450
Hillenbrand, Inc.	35,200	1,080,640
Hyster-Yale Materials Handling, Inc.	7,600	526,528
IDEX Corp.	209,205	16,439,329
John Bean Technologies Corp.	18,400	691,656
Kadant, Inc.	5,100	240,720
L.B. Foster Co., Class A	3,500	121,135
Lincoln Electric Holdings, Inc.	215,035	13,093,481
Lindsay Corp.	8,200	720,862
Lydall, Inc.*	6,700	198,052
Meritor, Inc.*	65,800	863,296
Middleby Corp.*	202,622	22,740,267
Miller Industries, Inc.	7,900	157,605
Mueller Industries, Inc.	31,800	1,104,096
Mueller Water Products, Inc., Class A	97,400	886,340
Navistar International Corp.*	28,000	633,640
Omega Flex, Inc.	10,638	400,627
Proto Labs, Inc.*	12,300	830,004
RBC Bearings, Inc.*	13,000	932,880
Rexnord Corp.*	55,800	1,334,178
Standex International Corp.	9,600	767,328
Sun Hydraulics Corp.	12,000	457,320
Tennant Co.	13,800	901,692
TriMas Corp.*	32,000	947,200
Twin Disc, Inc.	1,800	33,552
Valmont Industries, Inc.	80,595	9,580,328
Wabash National Corp.*	37,700	472,758
Wabtec Corp.	74,200	6,992,608
Watts Water Technologies, Inc., Class A	17,792	922,515
Woodward, Inc.	39,900	2,194,101

		98,346,798

Marine (0.7%)
Kirby Corp.*	179,528	13,762,617
Matson, Inc.	23,300	979,532

		14,742,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (1.6%)
Acacia Research Corp.	23,300	$204,341
Advisory Board Co.*	26,700	1,459,689
CDI Corp.	2,400	31,200
CEB, Inc.	17,900	1,558,374
Exponent, Inc.	20,000	895,600
FTI Consulting, Inc.*	22,800	940,272
Huron Consulting Group, Inc.*	13,569	951,051
ICF International, Inc.*	11,700	407,862
Insperity, Inc.	14,100	717,690
Kelly Services, Inc., Class A	600	9,210
Kforce, Inc.	13,100	299,597
Korn/Ferry International	30,100	1,046,577
Navigant Consulting, Inc.*	38,800	576,956
On Assignment, Inc.*	33,400	1,311,952
Pendrell Corp.*	51,800	70,966
Resources Connection, Inc.	25,200	405,468
Robert Half International, Inc.	356,205	19,769,378
RPX Corp.*	33,700	569,530
TriNet Group, Inc.*	22,600	572,910
TrueBlue, Inc.*	28,300	846,170
VSE Corp.	900	48,159
WageWorks, Inc.*	22,292	901,711

		33,594,663

Road & Rail (0.9%)
ArcBest Corp.	18,600	591,480
Celadon Group, Inc.	10,100	208,868
Con-way, Inc.	31,600	1,212,492
Genesee & Wyoming, Inc., Class A*	161,945	12,336,970
Heartland Express, Inc.	37,900	766,717
Knight Transportation, Inc.	36,200	967,988
Marten Transport Ltd.	5,100	110,670
Roadrunner Transportation Systems, Inc.*	17,700	456,660
Saia, Inc.*	14,700	577,563
Swift Transportation Co.*	56,900	1,289,923
Universal Truckload Services, Inc.	2,000	43,920
Werner Enterprises, Inc.	30,200	792,750

		19,356,001

Trading Companies & Distributors (1.5%)
Aircastle Ltd.	41,700	945,339
Applied Industrial Technologies, Inc.	25,400	1,007,110
Beacon Roofing Supply, Inc.*	33,000	1,096,260
DXP Enterprises, Inc.*	5,900	274,350
H&E Equipment Services, Inc.	21,700	433,349
Kaman Corp.	20,700	868,158
MRC Global, Inc.*	56,500	872,360
Rush Enterprises, Inc., Class A*	22,000	576,620
TAL International Group, Inc.*	22,700	717,320
Textainer Group Holdings Ltd.	15,400	400,554
United Rentals, Inc.*	156,821	13,740,656
Watsco, Inc.	83,680	10,354,563

		31,286,639

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	504,495

Total Industrials		348,171,602

Information Technology (20.9%)
Communications Equipment (1.4%)
ADTRAN, Inc.	42,500	690,625
Bel Fuse, Inc., Class B	850	17,442
Black Box Corp.	7,200	144,000
CalAmp Corp.*	32,600	595,276
Ciena Corp.*	60,900	1,442,112
Clearfield, Inc.*	150	2,386
Digi International, Inc.*	10,450	99,798
Finisar Corp.*	64,300	1,149,041
Harmonic, Inc.*	77,700	530,691
Infinera Corp.*	75,000	1,573,500
InterDigital, Inc.	19,800	1,126,422
Ixia*	32,750	407,410
KVH Industries, Inc.*	10,600	142,570
NETGEAR, Inc.*	26,300	789,526
Palo Alto Networks, Inc.*	91,499	15,984,875
Plantronics, Inc.	25,400	1,430,274
Polycom, Inc.*	87,800	1,004,432
Ruckus Wireless, Inc.*	30,500	315,370
ShoreTel, Inc.*	7,030	47,663
Sonus Networks, Inc.*	31,800	220,056
Ubiquiti Networks, Inc.	18,900	603,194
ViaSat, Inc.*	23,400	1,410,084

		29,726,747

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.*	11,950	109,701
Anixter International, Inc.*	18,200	1,185,730
AVX Corp.	25,300	340,538
Badger Meter, Inc.	9,500	603,155
Belden, Inc.	26,600	2,160,718
Benchmark Electronics, Inc.*	34,300	747,054
Checkpoint Systems, Inc.	26,100	265,698
Coherent, Inc.*	17,800	1,129,944
CTS Corp.	21,400	412,378
DTS, Inc.*	10,308	314,291
Electro Rent Corp.	12,900	140,094
Fabrinet*	31,300	586,249
FARO Technologies, Inc.*	13,195	616,206
FEI Co.	25,700	2,131,301
GSI Group, Inc.*	7,500	112,725
II-VI, Inc.*	37,100	704,158
Insight Enterprises, Inc.*	21,300	637,083
InvenSense, Inc.*	41,000	619,100
Itron, Inc.*	28,600	984,984
Kimball Electronics, Inc.*	24,750	361,103
Knowles Corp.*	46,700	845,270
Littelfuse, Inc.	13,200	1,252,548
Mercury Systems, Inc.*	300	4,392
Methode Electronics, Inc.	26,100	716,445
MTS Systems Corp.	11,300	779,135
Multi-Fineline Electronix, Inc.*	2,400	52,464
Newport Corp.*	29,600	561,216
OSI Systems, Inc.*	13,800	976,902
Park Electrochemical Corp.	12,700	243,332
Plexus Corp.*	18,395	807,173
RealD, Inc.*	17,000	209,610
Rofin-Sinar Technologies, Inc.*	19,200	529,920
Rogers Corp.*	11,300	747,382
Sanmina Corp.*	50,800	1,024,128
ScanSource, Inc.*	21,400	814,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SYNNEX Corp.	18,000	$1,317,420
Tech Data Corp.*	20,100	1,156,956
TTM Technologies, Inc.*	23,365	233,416
Universal Display Corp.*	23,700	1,226,001
Vishay Intertechnology, Inc.	74,300	867,824
Vishay Precision Group, Inc.*	10,000	150,600
Zebra Technologies Corp., Class A*	148,518	16,492,924

		45,171,752

Internet Software & Services (2.8%)
Amber Road, Inc.*	200	1,404
Bankrate, Inc.*	35,933	376,937
Blucora, Inc.*	28,400	458,660
Carbonite, Inc.*	6,250	73,812
Care.com, Inc.*	300	1,776
Cimpress N.V.*	18,000	1,514,880
comScore, Inc.*	22,900	1,219,654
Constant Contact, Inc.*	20,500	589,580
Cornerstone OnDemand, Inc.*	33,800	1,176,240
CoStar Group, Inc.*	94,711	19,061,536
Coupons.com, Inc.*	33,500	361,465
Cvent, Inc.*	12,800	329,984
Dealertrack Technologies, Inc.*	34,000	2,134,860
Demandware, Inc.*	19,100	1,357,628
EarthLink Holdings Corp.	58,850	440,786
Endurance International Group Holdings, Inc.*	32,100	663,186
Envestnet, Inc.*	21,600	873,288
Gogo, Inc.*	35,500	760,765
GrubHub, Inc.*	261,908	8,923,206
GTT Communications, Inc.*	13,400	319,858
Internap Corp.*	23,000	212,750
Intralinks Holdings, Inc.*	11,800	140,538
j2 Global, Inc.	27,800	1,888,732
Limelight Networks, Inc.*	43,900	172,966
LivePerson, Inc.*	31,300	307,053
LogMeIn, Inc.*	14,600	941,554
Marin Software, Inc.*	250	1,685
Marketo, Inc.*	16,300	457,378
Monster Worldwide, Inc.*	53,200	347,928
NIC, Inc.	45,895	838,961
Pandora Media, Inc.*	438,455	6,813,591
QuinStreet, Inc.*	600	3,870
RealNetworks, Inc.*	4,300	23,263
RetailMeNot, Inc.*	18,000	320,940
SciQuest, Inc.*	2,800	41,468
Shutterstock, Inc.*	9,700	568,808
SPS Commerce, Inc.*	12,300	809,340
Stamps.com, Inc.*	8,700	640,059
TechTarget, Inc.*	23,100	206,283
Textura Corp.*	11,600	322,828
TrueCar, Inc.*	26,800	321,332
Web.com Group, Inc.*	30,400	736,288
WebMD Health Corp.*	25,400	1,124,712
Xoom Corp.*	14,300	301,087

		58,182,919

IT Services (2.4%)
Acxiom Corp.*	58,200	1,023,156
Blackhawk Network Holdings, Inc.*	34,495	1,421,194

CACI International, Inc., Class A*	16,700	1,350,863
Cardtronics, Inc.*	30,900	1,144,845
Cass Information Systems, Inc.	5,101	286,778
Ciber, Inc.*	23,800	82,110
Convergys Corp.	58,800	1,498,812
CSG Systems International, Inc.	22,600	715,516
EPAM Systems, Inc.*	26,800	1,908,964
Euronet Worldwide, Inc.*	31,040	1,915,168
EVERTEC, Inc.	41,700	885,708
ExlService Holdings, Inc.*	23,600	816,088
Forrester Research, Inc.	6,500	234,130
Global Cash Access Holdings, Inc.*	23,900	184,986
Hackett Group, Inc.	31,850	427,745
Heartland Payment Systems, Inc.	20,600	1,113,430
IGATE Corp.*	22,300	1,063,487
Luxoft Holding, Inc.*	10,100	571,155
ManTech International Corp., Class A	14,700	426,300
MAXIMUS, Inc.	39,520	2,597,650
ModusLink Global Solutions, Inc.*	550	1,870
NeuStar, Inc., Class A*	38,300	1,118,743
Perficient, Inc.*	19,700	379,028
Science Applications International Corp.	26,700	1,411,095
Sykes Enterprises, Inc.*	24,228	587,529
Syntel, Inc.*	22,100	1,049,308
Unisys Corp.*	30,389	607,476
Vantiv, Inc., Class A*	374,793	14,313,345
VeriFone Systems, Inc.*	288,220	9,787,951
Virtusa Corp.*	15,800	812,120

		49,736,550

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Energy Industries, Inc.*	24,400	670,756
Advanced Micro Devices, Inc.*	348,700	836,880
Ambarella, Inc.*	17,500	1,797,075
Amkor Technology, Inc.*	54,200	324,116
Applied Micro Circuits Corp.*	35,200	237,600
Axcelis Technologies, Inc.*	43,900	129,944
Brooks Automation, Inc.	40,700	466,015
Cabot Microelectronics Corp.*	17,000	800,870
Cascade Microtech, Inc.*	400	6,090
Cavium, Inc.*	180,083	12,391,511
CEVA, Inc.*	2,800	54,404
Cirrus Logic, Inc.*	36,300	1,235,289
Cohu, Inc.	5,400	71,442
Diodes, Inc.*	21,300	513,543
DSP Group, Inc.*	25,000	258,250
Entegris, Inc.*	83,200	1,212,224
Exar Corp.*	9,450	92,421
Fairchild Semiconductor International, Inc.*	79,400	1,379,972
Inphi Corp.*	18,500	422,910
Integrated Device Technology, Inc.*	83,400	1,809,780
Integrated Silicon Solution, Inc.	18,250	404,055
Intersil Corp., Class A	529,288	6,621,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

IXYS Corp.	4,350	$66,555
Kopin Corp.*	37,150	128,167
Lattice Semiconductor Corp.*	68,400	402,876
MA-COM Technology Solutions Holdings, Inc.*	12,900	493,425
MaxLinear, Inc., Class A*	22,856	276,558
Mellanox Technologies Ltd.*	171,143	8,315,838
Micrel, Inc.	23,400	325,260
Microsemi Corp.*	55,500	1,939,725
MKS Instruments, Inc.	30,800	1,168,552
Monolithic Power Systems, Inc.	22,700	1,151,117
Nanometrics, Inc.*	7,850	126,542
NVE Corp.	1,550	121,520
OmniVision Technologies, Inc.*	38,600	1,011,127
ON Semiconductor Corp.*	1,229,538	14,373,299
PDF Solutions, Inc.*	13,800	220,800
Pericom Semiconductor Corp.	3,800	49,970
Photronics, Inc.*	42,400	403,224
PMC-Sierra, Inc.*	107,700	921,912
Power Integrations, Inc.	20,000	903,600
Rambus, Inc.*	70,500	1,021,545
Rudolph Technologies, Inc.*	3,800	45,638
Semtech Corp.*	46,400	921,040
Silicon Laboratories, Inc.*	27,600	1,490,676
Synaptics, Inc.*	22,500	1,951,538
Tessera Technologies, Inc.	32,600	1,238,148
Ultra Clean Holdings, Inc.*	1,850	11,526
Ultratech, Inc.*	16,700	309,952
Veeco Instruments, Inc.*	31,188	896,343

		72,023,013

Software (8.4%)
ACI Worldwide, Inc.*	66,481	1,633,438
Advent Software, Inc.	32,700	1,445,667
American Software, Inc., Class A	22,800	216,600
Aspen Technology, Inc.*	267,962	12,205,669
AVG Technologies N.V.*	22,500	612,225
Barracuda Networks, Inc.*	343,325	13,602,536
Blackbaud, Inc.	27,000	1,537,650
Bottomline Technologies de, Inc.*	23,900	664,659
BroadSoft, Inc.*	21,400	739,798
Cadence Design Systems, Inc.*	874,581	17,194,262
Callidus Software, Inc.*	28,000	436,240
CommVault Systems, Inc.*	28,200	1,195,962
Digimarc Corp.*	2,400	108,336
Ebix, Inc.	18,100	590,241
Ellie Mae, Inc.*	16,800	1,172,472
Epiq Systems, Inc.	14,800	249,824
Fair Isaac Corp.	17,000	1,543,260
Fleetmatics Group plc*	23,700	1,109,871
Gigamon, Inc.*	14,000	461,860
Glu Mobile, Inc.*	51,700	321,057
Guidance Software, Inc.*	28,000	237,160
Guidewire Software, Inc.*	262,142	13,875,176
HubSpot, Inc.*	10,300	510,674
Imperva, Inc.*	13,800	934,260
Infoblox, Inc.*	36,200	948,802
Interactive Intelligence Group, Inc.*	10,200	453,594
Manhattan Associates, Inc.*	40,500	2,415,825

Mentor Graphics Corp.	64,800	1,712,664
MicroStrategy, Inc., Class A*	5,900	1,003,472
Model N, Inc.*	250	2,977
Monotype Imaging Holdings, Inc.	25,800	622,038
NetScout Systems, Inc.*	26,800	982,756
NetSuite, Inc.*	95,604	8,771,667
Park City Group, Inc.*	200	2,478
Paycom Software, Inc.*	17,300	590,795
Pegasystems, Inc.	25,400	581,406
Progress Software Corp.*	31,250	859,375
Proofpoint, Inc.*	23,500	1,496,245
PROS Holdings, Inc.*	13,150	277,597
Qlik Technologies, Inc.*	54,610	1,909,166
Qualys, Inc.*	12,500	504,375
RealPage, Inc.*	27,800	530,146
Rovi Corp.*	48,500	773,575
Sapiens International Corp. N.V.	400	4,152
ServiceNow, Inc.*	229,218	17,033,190
SolarWinds, Inc.*	359,160	16,568,051
Synchronoss Technologies, Inc.*	19,000	868,870
Tableau Software, Inc., Class A*	127,110	14,655,783
Take-Two Interactive Software, Inc.*	375,606	10,355,457
Tangoe, Inc.*	17,000	213,860
TeleCommunication Systems, Inc., Class A*	1,300	4,303
TiVo, Inc.*	53,200	539,448
Tyler Technologies, Inc.*	20,500	2,652,290
Ultimate Software Group, Inc.*	81,703	13,427,071
VASCO Data Security International, Inc.*	18,300	552,477
Verint Systems, Inc.*	37,321	2,267,064
Zendesk, Inc.*	29,500	655,195
Zix Corp.*	20,950	108,312

		176,943,373

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	24,700	728,897
Diebold, Inc.	35,600	1,246,000
Electronics for Imaging, Inc.*	29,449	1,281,326
Immersion Corp.*	18,000	228,060
Nimble Storage, Inc.*	27,800	780,068
QLogic Corp.*	51,500	730,785
Stratasys Ltd.*	27,900	974,547
Super Micro Computer, Inc.*	22,600	668,508

		6,638,191

Total Information Technology		438,422,545

Materials (3.1%)
Chemicals (1.8%)
A. Schulman, Inc.	18,100	791,332
Axiall Corp.	37,800	1,362,690
Balchem Corp.	20,800	1,158,976
Calgon Carbon Corp.	36,300	703,494
Chemtura Corp.*	42,500	1,203,175
Ferro Corp.*	44,554	747,616
Flotek Industries, Inc.*	35,800	448,574
H.B. Fuller Co.	26,900	1,092,678
Hawkins, Inc.	700	28,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Innophos Holdings, Inc.	11,900	$626,416
Innospec, Inc.	17,000	765,680
Intrepid Potash, Inc.*	39,500	471,630
KMG Chemicals, Inc.	4,600	117,024
Koppers Holdings, Inc.	4,900	121,128
Kraton Performance Polymers, Inc.*	22,900	546,852
LSB Industries, Inc.*	11,500	469,660
Minerals Technologies, Inc.	19,600	1,335,348
Olin Corp.	44,200	1,191,190
OM Group, Inc.	24,600	826,560
OMNOVA Solutions, Inc.*	600	4,494
PolyOne Corp.	464,841	18,207,822
Quaker Chemical Corp.	10,100	897,284
Rayonier Advanced Materials, Inc.	22,300	362,598
Rentech, Inc.*	73,300	78,431
Sensient Technologies Corp.	25,500	1,742,670
Stepan Co.	11,600	627,676
Tronox Ltd., Class A	39,000	570,570

		36,499,841

Construction Materials (0.4%)
Headwaters, Inc.*	46,200	841,764
Martin Marietta Materials, Inc.	53,697	7,598,663
Summit Materials, Inc., Class A*	14,000	357,000
U.S. Concrete, Inc.*	8,200	310,698

		9,108,125

Containers & Packaging (0.1%)
Berry Plastics Group, Inc.*	65,500	2,122,200
Greif, Inc., Class A	16,900	605,865

		2,728,065

Metals & Mining (0.5%)
AK Steel Holding Corp.*	86,000	332,820
Carpenter Technology Corp.	27,600	1,067,568
Century Aluminum Co.*	11,700	122,031
Cliffs Natural Resources, Inc.	84,000	363,720
Coeur Mining, Inc.*	78,270	446,922
Commercial Metals Co.	64,900	1,043,592
Globe Specialty Metals, Inc.	45,200	800,040
Haynes International, Inc.	11,800	581,976
Hecla Mining Co.	222,100	584,123
Horsehead Holding Corp.*	30,500	357,460
Kaiser Aluminum Corp.	11,000	913,880
Materion Corp.	14,300	504,075
RTI International Metals, Inc.*	19,000	598,880
Schnitzer Steel Industries, Inc., Class A	5,400	94,338
Stillwater Mining Co.*	77,875	902,571
SunCoke Energy, Inc.	34,130	443,690
TimkenSteel Corp.	21,900	591,081
Worthington Industries, Inc.	33,799	1,015,998

		10,764,765

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	917,000
Clearwater Paper Corp.*	12,828	735,044
Deltic Timber Corp.	7,100	480,244
KapStone Paper and Packaging Corp.	52,100	1,204,552

Louisiana-Pacific Corp.*	84,400	1,437,332
Neenah Paper, Inc.	10,100	595,496
P.H. Glatfelter Co.	29,400	646,506
Schweitzer-Mauduit International, Inc.	22,800	909,264
Wausau Paper Corp.	7,200	66,096

		6,991,534

Total Materials		66,092,330

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	563,584
Atlantic Tele-Network, Inc.	8,300	573,364
Cincinnati Bell, Inc.*	152,000	580,640
Cogent Communications Holdings, Inc.	34,100	1,153,944
Consolidated Communications Holdings, Inc.	31,299	657,592
FairPoint Communications, Inc.*	26,500	482,830
General Communication, Inc., Class A*	27,600	469,476
Globalstar, Inc.*	261,000	550,710
IDT Corp., Class B	11,400	206,112
inContact, Inc.*	39,000	384,930
Inteliquent, Inc.	19,800	364,320
Iridium Communications, Inc.*	34,300	311,787
Lumos Networks Corp.	1,200	17,748
Premiere Global Services, Inc.*	34,199	351,908
Vonage Holdings Corp.*	90,900	446,319
Windstream Holdings, Inc.	55,300	352,814

		7,468,078

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*†	38,700	73,143
NTELOS Holdings Corp.*	13,200	60,984
RingCentral, Inc., Class A*	29,400	543,606
Shenandoah Telecommunications Co.	13,664	467,719
Spok Holdings, Inc.	10,243	172,492

		1,317,944

Total Telecommunication Services		8,786,022

Utilities (1.6%)
Electric Utilities (0.5%)
ALLETE, Inc.	27,300	1,266,447
Cleco Corp.	34,600	1,863,210
El Paso Electric Co.	27,800	963,548
Empire District Electric Co.	27,825	606,585
IDACORP, Inc.	29,000	1,628,060
MGE Energy, Inc.	23,100	894,663
Otter Tail Corp.	25,300	672,980
PNM Resources, Inc.	40,300	991,380
Portland General Electric Co.	41,100	1,362,876
UIL Holdings Corp.	31,850	1,459,367

		11,709,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	8,040	$432,954
Laclede Group, Inc.	26,900	1,400,414
New Jersey Resources Corp.	47,800	1,316,890
Northwest Natural Gas Co.	13,500	569,430
ONE Gas, Inc.	33,000	1,404,480
Piedmont Natural Gas Co., Inc.#	49,500	1,747,845
South Jersey Industries, Inc.	45,200	1,117,796
Southwest Gas Corp.	26,600	1,415,386
WGL Holdings, Inc.	29,700	1,612,413

		11,017,608

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc	26,919	843,103
Dynegy, Inc.*	76,651	2,242,042
NRG Yield, Inc., Class A	14,900	327,651
NRG Yield, Inc., Class C	14,900	326,161
Ormat Technologies, Inc.	19,200	723,456
Pattern Energy Group, Inc.	25,100	712,338
Talen Energy Corp.*	45,700	784,212

		5,958,963

Multi-Utilities (0.2%)
Avista Corp.	32,500	996,125
Black Hills Corp.	26,200	1,143,630
NorthWestern Corp.	27,691	1,349,936

		3,489,691

Water Utilities (0.1%)
American States Water Co.	24,000	897,360
California Water Service Group	35,100	802,035

		1,699,395

Total Utilities		33,874,773

Total Common Stocks (99.4%) (Cost $1,346,788,703)		2,089,527,910

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	14,182

Total Financials		14,182

Total Corporate Bonds		14,182

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		14,182

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*†	42,100	$—

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*†	11,400	—

Total Rights (0.0%) (Cost $—)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	11,460	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,486,047	6,486,047

Total Short-Term Investments (0.3%) (Cost $6,486,047)		6,486,047

Total Investments (99.7%) (Cost $1,353,289,150)		2,096,028,139
Other Assets Less Liabilities (0.3%)		5,894,323

Net Assets (100%)		$2,101,922,462

*	Non-income producing.
†	Securities (totaling $111,585 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,517,993.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	26	September-15	$3,238,565	$3,251,040	$12,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$344,322,025	$—	$—		$344,322,025
Consumer Staples	52,199,997	—	—		52,199,997
Energy	67,912,939	—	—		67,912,939
Financials	344,534,928	—	—		344,534,928
Health Care	385,172,307	—	38,442		385,210,749
Industrials	348,171,602	—	—		348,171,602
Information Technology	438,422,545	—	—		438,422,545
Materials	66,092,330	—	—		66,092,330
Telecommunication Services	8,712,879	—	73,143		8,786,022
Utilities	33,874,773	—	—		33,874,773
Corporate Bonds
Financials	—	14,182	—		14,182
Futures	12,475	—	—		12,475
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	6,486,047	—	—		6,486,047
Warrants
Energy	—	—	—	(b)	—

Total Assets	$2,095,914,847	$14,182	$111,585		$2,096,040,614

Total Liabilities	$—	$—	$—		$—

Total	$2,095,914,847	$14,182	$111,585		$2,096,040,614

(a)	Securities with a market value of $73,743 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$12,475	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$602,880	$602,880

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(223,432)	$(223,432)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held and futures contracts with an average notional balance of approximately $7,150,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$423,212,165
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$522,733,314

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$798,446,127
Aggregate gross unrealized depreciation	(63,213,020)

Net unrealized appreciation	$735,233,107

Federal income tax cost of investments	$1,360,795,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,353,289,150)	$2,096,028,139
Cash	6,109,916
Receivable for securities sold	7,655,063
Dividends, interest and other receivables	1,419,616
Receivable from Separate Accounts for Trust shares sold	587,541
Due from broker for futures variation margin	12,741
Other assets	21,032

Total assets	2,111,834,048

LIABILITIES
Payable for securities purchased	7,263,374
Payable to Separate Accounts for Trust shares redeemed	1,061,286
Investment management fees payable	958,364
Administrative fees payable	216,494
Distribution fees payable – Class IB	159,128
Distribution fees payable – Class IA	106,299
Trustees’ fees payable	6,368
Accrued expenses	140,273

Total liabilities	9,911,586

NET ASSETS	$2,101,922,462

Net assets were comprised of:
Paid in capital	$1,185,332,744
Accumulated undistributed net investment income (loss)	3,550,819
Accumulated undistributed net realized gain (loss) on investments and futures	170,287,435
Net unrealized appreciation (depreciation) on investments and futures	742,751,464

Net assets	$2,101,922,462

Class IA
Net asset value, offering and redemption price per share, $509,851,799 / 23,985,447 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.26

Class IB
Net asset value, offering and redemption price per share, $764,521,987 / 38,057,685 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.09

Class K
Net asset value, offering and redemption price per share, $827,548,676 / 38,878,672 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,911 foreign withholding tax)	$9,739,877
Interest	13,339

Total income	9,753,216

EXPENSES
Investment management fees	5,714,216
Administrative fees	1,290,122
Distribution fees – Class IB	935,345
Distribution fees – Class IA	628,998
Custodian fees	84,797
Printing and mailing expenses	54,085
Professional fees	35,957
Trustees’ fees	23,987
Miscellaneous	21,943

Total expenses	8,789,450

NET INVESTMENT INCOME (LOSS)	963,766

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	158,728,135
Futures	602,880

Net realized gain (loss)	159,331,015

Change in unrealized appreciation (depreciation) on:
Investments	(26,258,745)
Futures	(223,432)

Net change in unrealized appreciation (depreciation)	(26,482,177)

NET REALIZED AND UNREALIZED GAIN (LOSS)	132,848,838

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,812,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$963,766	$31,311
Net realized gain (loss) on investments and futures	159,331,015	227,741,719
Net change in unrealized appreciation (depreciation) on investments and futures	(26,482,177)	(155,086,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	133,812,604	72,686,365

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(52,618,073)
Class IB	—	(82,181,220)
Class K	—	(91,876,470)

	—	(226,675,763)

TOTAL DISTRIBUTIONS	—	(226,675,763)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 495,156 and 1,362,525 shares, respectively ]	10,223,026	29,142,259
Capital shares issued in reinvestment of distributions [ 0 and 2,633,738 shares, respectively ]	—	52,618,073
Capital shares repurchased [ (1,504,738) and (3,084,171) shares, respectively ]	(31,134,491)	(65,579,238)

Total Class IA transactions	(20,911,465)	16,181,094

Class IB
Capital shares sold [ 1,587,644 and 2,690,217 shares, respectively ]	31,358,842	54,434,793
Capital shares issued in reinvestment of distributions [ 0 and 4,350,822 shares, respectively ]	—	82,181,220
Capital shares repurchased [ (2,807,158) and (7,543,971) shares, respectively ]	(54,730,238)	(152,156,034)

Total Class IB transactions	(23,371,396)	(15,540,021)

Class K
Capital shares sold [ 514,972 and 922,754 shares, respectively ]	10,712,629	19,692,439
Capital shares issued in reinvestment of distributions [ 0 and 4,596,310 shares, respectively ]	—	91,876,470
Capital shares repurchased [ (4,107,338) and (9,965,834) shares, respectively ]	(85,300,345)	(213,265,557)

Total Class K transactions	(74,587,716)	(101,696,648)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(118,870,577)	(101,055,575)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,942,027	(255,044,973)
NET ASSETS:
Beginning of period	2,086,980,435	2,342,025,408

End of period (a)	$2,101,922,462	$2,086,980,435

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,550,819	$2,587,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$19.95	$21.52	$17.06	$15.69	$16.46		$12.33

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)†	(0.03)	0.03	(0.01)		0.02
Net realized and unrealized gain (loss) on investments and futures	1.31	0.79	6.46	2.41	(0.08)		4.12

Total from investment operations	1.31	0.77	6.43	2.44	(0.09)		4.14

Less distributions:
Dividends from net investment income	—	—	— #	(0.04)	—		(0.01)
Distributions from net realized gains	—	(2.34)	(1.97)	(1.03)	(0.68)		—

Total dividends and distributions	—	(2.34)	(1.97)	(1.07)	(0.68)		(0.01)

Net asset value, end of period	$21.26	$19.95	$21.52	$17.06	$15.69		$16.46

Total return (b)	6.57%	3.56%	38.16%	15.57%	(0.37)%		33.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$509,852	$498,752	$518,280	$408,020	$425,468		$1,006,467
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	1.07%	0.85%		0.86%
Before fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	1.07%	0.86%		0.86%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.01)%	(0.10)%	(0.13)%	0.20%	(0.07)%		0.15%
Before fees paid indirectly (a)(f)	(0.01)%	(0.10)%	(0.13)%	0.19%	(0.07)%		0.15%
Portfolio turnover rate (z)^	21%	37%	43%	49%	50%		52%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$18.86	$20.46	$16.29	$15.02	$15.83		$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)†	(0.02)	0.03	(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments and futures	1.23	0.76	6.16	2.31	(0.09)		3.96

Total from investment operations	1.23	0.74	6.14	2.34	(0.13)		3.95

Less distributions:
Dividends from net investment income	—	—	— #	(0.04)	—		—
Distributions from net realized gains	—	(2.34)	(1.97)	(1.03)	(0.68)		—

Total dividends and distributions	—	(2.34)	(1.97)	(1.07)	(0.68)		—

Net asset value, end of period	$20.09	$18.86	$20.46	$16.29	$15.02		$15.83

Total return (b)	6.52%	3.60%	38.18%	15.59%	(0.64)%		33.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$764,522	$740,667	$813,964	$628,666	$592,924		$643,902
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	1.06%	1.10	%(c)	1.11%
Before fees paid indirectly (a)(f)	0.94%	0.95%	0.97%	1.07%	1.11%		1.11%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.01)%	(0.10)%	(0.13)%	0.21%	(0.26)%		(0.10)%
Before fees paid indirectly (a)(f)	(0.01)%	(0.10)%	(0.13)%	0.20%	(0.27)%		(0.11)%
Portfolio turnover rate (z)^	21%	37%	43%	49%	50%		52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$19.96	$21.52	$17.06	$15.69	$14.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.03	0.02 †	0.09	0.02
Net realized and unrealized gain (loss) on investments and futures	1.31	0.75	6.47	2.39	1.73

Total from investment operations	1.33	0.78	6.49	2.48	1.75

Less distributions:
Dividends from net investment income	—	—	(0.06)	(0.08)	—
Distributions from net realized gains	—	(2.34)	(1.97)	(1.03)	(0.68)

Total dividends and distributions	—	(2.34)	(2.03)	(1.11)	(0.68)

Net asset value, end of period	$21.29	$19.96	$21.52	$17.06	$15.69

Total return (b)	6.66%	3.86%	38.50%	15.86%	12.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$827,549	$847,562	$1,009,781	$803,535	$570,308
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.69%	0.70%	0.72%	0.81%	0.86%
Before fees paid indirectly (a)(f)	0.69%	0.70%	0.72%	0.82%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.24%	0.14%	0.12%	0.50%	0.29%
Before fees paid indirectly (a)(f)	0.24%	0.14%	0.12%	0.49%	0.28%
Portfolio turnover rate (z)^	21%	37%	43%	49%	50%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	33.2%
Asset-Backed and Mortgage-Backed Securities	25.3
Investment Companies	12.8
Financials	9.6
Consumer Staples	3.6
Materials	3.4
Consumer Discretionary	2.8
Industrials	2.7
Telecommunication Services	2.7
Energy	2.4
Health Care	1.7
Information Technology	1.1
Utilities	0.6
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 1, 2015, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15†	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$991.00	$1.83
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	992.00	1.41
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

†   Commenced operations on May 1, 2015.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 61/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (25.3%)
Agency CMO (1.2%)
Federal Home Loan Mortgage Corp.,
3.000%, 6/15/44	$645,648	$651,701

		651,701

Asset-Backed Securities (4.5%)
Apidos CLO XXI,
Series 2015-21A C 3.827%, 7/18/27 (l)§	500,000	481,490
Series 2015-21A D 5.827%, 7/18/27 (l)§	250,000	236,182
Babson CLO Ltd., Series 2012-2A CR 4.524%, 5/15/23 (l)§	250,000	250,000
BlueMountain CLO Ltd., Series 2012-2A C 2.924%, 11/20/24 (l)§	250,000	245,302
Eaton Vance CDO VIII Ltd., Series 2006-8A B 0.924%, 8/15/22 (l)§	250,000	238,787
LCM XII LP, Series 12A DR 3.980%, 10/19/22 (l)§	500,000	496,406
Madison Park Funding XV Ltd., Series 2014-15A C 3.914%, 1/27/26 (l)§	250,000	249,227
Venture XVII CLO Ltd., Series 2014-17A C 3.125%, 7/15/26 (l)§	250,000	249,722

		2,447,116

Non-Agency CMO (19.6%)
Banc of America Funding Corp., Series 2005-6 1A8 6.000%, 10/25/35	1,021,161	978,569
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15 AM 5.363%, 2/11/44	150,000	154,854
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A15 6.250%, 9/25/36	1,149,963	1,061,399
Series 2007-HY1 1A1 2.659%, 4/25/37 (l)	870,903	808,386
Series 2007-HY1 2A1 4.514%, 3/25/37 (l)	485,428	458,765
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2 1A2 2.606%, 3/25/36 (l)	1,481,190	1,386,481
COMM Mortgage Trust,
Series 2015-CR22 D 4.266%, 3/10/48 (l)§	140,000	120,077
Series 2015-CR23 D 4.400%, 5/10/48 (l)	140,000	121,541
Commercial Mortgage Trust,
Series 2007-GG11 AJ 6.254%, 12/10/49 (l)	140,000	147,088
Series 2007-GG9 AMFX 5.475%, 3/10/39	140,000	146,606

Countrywide Alternative Loan Trust, Series 2006-19CB A15 6.000%, 8/25/36	577,146	505,001
Credit Suisse Commercial Mortgage Trust, Series 2007-C4 A1AM 6.147%, 9/15/39 (l)	140,000	149,809
CSAIL Commercial Mortgage Trust, Series 2015-C2 AS 3.849%, 6/15/57	140,000	142,932
First Horizon Mortgage Pass-Through Trust, Series 2006-2 1A3 6.000%, 8/25/36	668,131	633,158
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.861%, 2/10/46 IO (l)	1,540,044	139,719
Series 2014-GC20 XA 1.367%, 4/10/47 IO (l)	1,976,283	141,750
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM 5.372%, 5/15/47	140,000	144,383
Series 2007-C1 AM 6.159%, 2/15/51 (l)	140,000	149,019
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 AJ 6.066%, 6/12/46 (l)	150,000	151,297
Series 2007-5 AM 5.419%, 8/12/48	140,000	146,073
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	120,264
Series 2015-C20 C 4.611%, 2/15/48 (l)	125,000	122,018
RFMSI Trust, Series 2006-S6 A14 6.000%, 7/25/36	866,699	797,015
Suntrust Alternative Loan Trust, Series 2005-1F 2A8 6.000%, 12/25/35	816,219	738,523
Wells Fargo Alternative Loan Trust, Series 2007-PA2 1A1 6.000%, 6/25/37	1,014,685	980,218
Wells Fargo Commercial Mortgage Trust, Series 2015-C28 C 4.277%, 5/15/48 (l)	140,000	133,510
WF-RBS Commercial Mortgage Trust, Series 2014-C21 XA 1.194%, 8/15/47 IO (l)	1,985,042	149,223

		10,727,678

Total Asset-Backed and Mortgage-Backed Securities		13,826,495

Corporate Bonds (30.6%)
Consumer Discretionary (2.8%)
Auto Components (0.4%)
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	45,000	47,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Dana Holding Corp.
5.500%, 12/15/24	$35,000	$34,300
Delphi Corp.
4.150%, 3/15/24	30,000	30,787
Goodyear Tire & Rubber Co.
7.000%, 5/15/22	50,000	54,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, 3/15/19	55,000	55,550

		222,137

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	51,224

Diversified Consumer Services (0.1%)
Service Corp. International
5.375%, 1/15/22	35,000	36,925

Hotels, Restaurants & Leisure (0.4%)
MGM Resorts International
6.625%, 12/15/21	25,000	26,125
NCL Corp. Ltd.
5.250%, 11/15/19§	50,000	51,190
Scientific Games International, Inc.
7.000%, 1/1/22§	35,000	36,137
Station Casinos LLC
7.500%, 3/1/21	25,000	26,750
Viking Cruises Ltd.
8.500%, 10/15/22§	50,000	55,500

		195,702

Household Durables (0.1%)
WCI Communities, Inc.
6.875%, 8/15/21	60,000	61,950

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
3.800%, 12/5/24	55,000	55,209

Media (1.4%)
21st Century Fox America, Inc.
4.750%, 9/15/44	15,000	14,697
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	35,000	34,737
Cequel Communications LLC
6.375%, 9/15/20†	35,000	459
Comcast Corp.
4.200%, 8/15/34	10,000	9,675
4.400%, 8/15/35	40,000	39,717
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22 (e)(m)	200,000	207,729
Gray Television, Inc.
7.500%, 10/1/20	40,000	42,400
Regal Entertainment Group
5.750%, 3/15/22	35,000	35,438
TEGNA, Inc.
4.875%, 9/15/21§	100,000	100,250
Time Warner, Inc.
3.600%, 7/15/25	50,000	48,513
Tribune Media Co.
5.875%, 7/15/22§	10,000	10,075
VTR Finance B.V.
6.875%, 1/15/24 (m)	200,000	204,250

		747,940

Multiline Retail (0.0%)
Family Tree Escrow LLC
5.750%, 3/1/23§	25,000	26,187

Specialty Retail (0.1%)
Asbury Automotive Group, Inc.
6.000%, 12/15/24	35,000	36,225
Sally Holdings LLC/Sally Capital, Inc.
5.750%, 6/1/22	40,000	41,800

		78,025

Textiles, Apparel & Luxury Goods (0.1%)
Levi Strauss & Co.
5.000%, 5/1/25§	30,000	29,025

Total Consumer Discretionary		1,504,324

Consumer Staples (3.6%)
Beverages (0.5%)
Central American Bottling Corp.
6.750%, 2/9/22 (m)	200,000	212,470
Coca-Cola Co.
1.650%, 11/1/18	55,000	55,263
PepsiCo, Inc.
1.850%, 4/30/20	30,000	29,602

		297,335

Food & Staples Retailing (0.7%)
Cencosud S.A.
4.875%, 1/20/23 (m)	200,000	201,000
Kroger Co.
3.400%, 4/15/22	45,000	45,304
Rite Aid Corp.
6.125%, 4/1/23§	15,000	15,450
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	100,000	94,293

		356,047

Food Products (2.0%)
Grupo Bimbo S.A.B. de C.V.
4.500%, 1/25/22 (m)	150,000	157,211
HJ Heinz Co.
1.600%, 6/30/17§	50,000	49,925
JBS Investments GmbH
7.250%, 4/3/24 (m)	200,000	206,152
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 6/15/25§	55,000	53,900
Kellogg Co.
7.450%, 4/1/31	20,000	25,101
Marfrig Holding Europe B.V.
6.875%, 6/24/19 (m)	200,000	190,500
Minerva Luxembourg S.A.
8.750%, 12/31/49 (l)(m)	200,000	199,133
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	25,000	25,250
Post Holdings, Inc.
7.375%, 2/15/22	75,000	76,312
Tyson Foods, Inc.
3.950%, 8/15/24	105,000	105,736

		1,089,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Household Products (0.1%)
Spectrum Brands, Inc.
5.750%, 7/15/25§	$80,000	$81,200

Personal Products (0.2%)
Revlon Consumer Products Corp.
5.750%, 2/15/21	85,000	83,513

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	50,000	51,068

Total Consumer Staples		1,958,383

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
BP Capital Markets plc
3.062%, 3/17/22	25,000	24,913
Chevron Corp.
1.365%, 3/2/18	30,000	29,987
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	200,000	197,306
ConocoPhillips Co.
6.500%, 2/1/39	40,000	49,495
Devon Energy Corp.
6.300%, 1/15/19	25,000	28,029
Ecopetrol S.A.
5.875%, 5/28/45	200,000	175,960
Energy Transfer Partners LP
4.750%, 1/15/26	50,000	49,182
Enterprise Products Operating LLC
3.700%, 2/15/26	23,000	22,185
Gibson Energy, Inc.
6.750%, 7/15/21§	30,000	30,863
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	25,000	26,929
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/1/22	75,000	68,025
Pacific Rubiales Energy Corp.
7.250%, 12/12/21 (m)	100,000	82,000
Petroleos Mexicanos
5.625%, 1/23/46§	60,000	55,884
Phillips 66
5.875%, 5/1/42	15,000	16,318
Sanchez Energy Corp.
6.125%, 1/15/23	25,000	22,375
Seven Generations Energy Ltd.
8.250%, 5/15/20§	25,000	26,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	100,000	103,500
Transportadora de Gas Internacional S.A. ESP
5.700%, 3/20/22 (m)	200,000	209,750
Triangle USA Petroleum Corp.
6.750%, 7/15/22§	55,000	42,075
Ultra Petroleum Corp.
6.125%, 10/1/24§	80,000	71,200

Total Energy		1,332,501

Financials (9.6%)
Banks (6.1%)
Agromercantil Senior Trust
6.250%, 4/10/19 (m)	200,000	206,250

Australia & New Zealand Banking Group Ltd./New York
4.875%, 1/12/21§	100,000	112,445
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.875%, 4/21/25§	200,000	195,500
Banco Continental SAECA
8.875%, 10/15/17 (m)	150,000	157,800
Banco de Costa Rica
5.250%, 8/12/18 (m)	200,000	205,100
Banco GNB Sudameris S.A.
7.500%, 7/30/22 (m)	200,000	210,300
Banco Inbursa S.A. Institucion de Banca Multiple
4.125%, 6/6/24 (m)	200,000	193,545
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5/7/20§	200,000	199,250
Banco Nacional de Costa Rica
4.875%, 11/1/18 (m)	200,000	202,000
Bank of America Corp.
2.000%, 1/11/18	75,000	75,237
Bank of Montreal
2.375%, 1/25/19	105,000	106,026
BB&T Corp.
2.450%, 1/15/20	55,000	55,108
Citigroup, Inc.
1.750%, 5/1/18	80,000	79,564
CorpGroup Banking S.A.
6.750%, 3/15/23 (m)	250,000	248,471
Global Bank Corp.
5.125%, 10/30/19 (m)	200,000	203,000
Grupo Elektra S.A.B. de C.V.
7.250%, 8/6/18 (m)	200,000	205,475
Industrial Senior Trust
5.500%, 11/1/22 (m)	200,000	192,750
JPMorgan Chase & Co.
1.700%, 3/1/18	110,000	109,545
MUFG Americas Holdings Corp.
1.625%, 2/9/18	25,000	24,878
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24 (l)(m)	200,000	204,516
PNC Funding Corp.
3.300%, 3/8/22	55,000	55,812
Wells Fargo & Co.
3.500%, 3/8/22	95,000	97,884

		3,340,456

Capital Markets (0.3%)
Goldman Sachs Group, Inc.
2.600%, 4/23/20	50,000	49,612
Morgan Stanley
2.650%, 1/27/20	50,000	49,891
3.750%, 2/25/23	50,000	50,615

		150,118

Consumer Finance (1.2%)
Ally Financial, Inc.
4.125%, 3/30/20	55,000	55,000
American Express Credit Corp.
2.250%, 8/15/19	110,000	110,063
Financiera Independencia S.A.B. de C.V. SOFOM ENR
7.500%, 6/3/19 (m)	205,000	208,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

General Motors Financial Co., Inc.
2.400%, 4/10/18	$40,000	$40,088
Synchrony Financial
3.000%, 8/15/19	30,000	30,114
Unifin Financiera SAPI de C.V. SOFOM ENR
6.250%, 7/22/19 (m)	200,000	197,739

		641,051

Diversified Financial Services (1.5%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	15,000	15,713
General Electric Capital Corp.
2.900%, 1/9/17	95,000	97,790
Guanay Finance Ltd.
6.000%, 12/15/20 (m)	250,000	256,562
InRetail Shopping Malls
6.500%, 7/9/21 (m)	200,000	211,978
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	50,000	49,462
Tanner Servicios Financieros S.A.
4.375%, 3/13/18 (m)	200,000	200,495

		832,000

Insurance (0.3%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	50,000	58,024
MetLife, Inc.
4.125%, 8/13/42	80,000	73,756
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	50,000	50,324

		182,104

Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
4.125%, 5/15/21	45,000	47,779
ERP Operating LP
4.500%, 7/1/44	5,000	4,878
Simon Property Group LP
5.650%, 2/1/20	25,000	28,522

		81,179

Total Financials		5,226,908

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
2.700%, 5/1/22	30,000	28,932
Baxalta, Inc.
5.250%, 6/23/45§	35,000	35,294

		64,226

Health Care Equipment & Supplies (0.4%)
Alere, Inc.
6.500%, 6/15/20	80,000	82,600
6.375%, 7/1/23§	15,000	15,262
Covidien International Finance S.A.
2.950%, 6/15/23	70,000	68,355
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	30,000	30,003

		196,220

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.300%, 7/15/18	30,000	30,143
Cardinal Health, Inc.
1.950%, 6/15/18	55,000	55,026
HCA, Inc.
5.375%, 2/1/25	100,000	101,630
Kindred Healthcare, Inc.
8.000%, 1/15/20§	20,000	21,400
Laboratory Corp. of America Holdings
2.500%, 11/1/18	30,000	30,291
4.700%, 2/1/45	30,000	27,292
LifePoint Health, Inc.
5.500%, 12/1/21	45,000	46,462
Select Medical Corp.
6.375%, 6/1/21	75,000	75,188
Tenet Healthcare Corp.
6.750%, 6/15/23§	25,000	25,500

		412,932

Life Sciences Tools & Services (0.2%)
Quintiles Transnational Corp.
4.875%, 5/15/23§	50,000	50,250
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	75,000	74,105

		124,355

Pharmaceuticals (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	31,000	30,628
Actavis Funding SCS
2.350%, 3/12/18	100,000	100,566

		131,194

Total Health Care		928,927

Industrials (2.7%)
Aerospace & Defense (0.2%)
Boeing Co.
6.875%, 3/15/39	40,000	54,810
TransDigm, Inc.
6.000%, 7/15/22	75,000	74,062

		128,872

Air Freight & Logistics (0.1%)
Air Medical Merger Sub Corp.
6.375%, 5/15/23§	15,000	14,213
FedEx Corp.
4.100%, 2/1/45	30,000	26,901

		41,114

Airlines (0.4%)
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.
8.375%, 5/10/20 (m)	200,000	201,000

Commercial Services & Supplies (0.1%)
Gates Global LLC/Gates Global Co.
6.000%, 7/15/22§	70,000	63,350
Waste Management, Inc.
4.100%, 3/1/45	20,000	18,155

		81,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Construction & Engineering (0.2%)
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc.
6.375%, 5/1/22§	$100,000	$97,000

Machinery (0.2%)
Manitowoc Co., Inc.
8.500%, 11/1/20	20,000	21,100
Milacron LLC/Mcron Finance Corp.
7.750%, 2/15/21§	70,000	71,925
Terex Corp.
6.000%, 5/15/21	40,000	40,200

		133,225

Road & Rail (0.2%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, 4/1/23	70,000	68,775
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	30,000	29,540

		98,315

Trading Companies & Distributors (0.4%)
Air Lease Corp.
3.750%, 2/1/22	50,000	49,531
HD Supply, Inc.
7.500%, 7/15/20	50,000	52,875
United Rentals North America, Inc.
7.625%, 4/15/22	90,000	97,200

		199,606

Transportation Infrastructure (0.9%)
Aeropuertos Dominicanos Siglo XXI S.A.
9.750%, 11/13/19 (e)(m)	200,000	203,750
ENA Norte Trust
4.950%, 4/25/23 (m)	302,206	311,333

		515,083

Total Industrials		1,495,720

Information Technology (1.1%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.650%, 6/15/18	30,000	30,121
CommScope, Inc.
5.000%, 6/15/21§	75,000	73,875

		103,996

Electronic Equipment, Instruments & Components (0.1%)
CDW LLC/CDW Finance Corp.
6.000%, 8/15/22	55,000	56,925

IT Services (0.2%)
International Business Machines Corp.
1.250%, 2/8/18	100,000	99,831
Xerox Corp.
2.950%, 3/15/17	30,000	30,653

		130,484

Software (0.5%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	35,000	36,662

Audatex North America, Inc.
6.000%, 6/15/21§	75,000	77,063
Infor U.S., Inc.
6.500%, 5/15/22§	60,000	61,086
Oracle Corp.
2.250%, 10/8/19	115,000	115,596

		290,407

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
0.900%, 5/12/17	37,000	36,991

Total Information Technology		618,803

Materials (3.4%)
Chemicals (0.8%)
Ashland, Inc.
4.750%, 8/15/22	70,000	68,775
Dow Chemical Co.
3.000%, 11/15/22	55,000	52,895
Grupo Idesa S.A. de C.V.
7.875%, 12/18/20 (m)	200,000	210,750
Hexion, Inc.
6.625%, 4/15/20	60,000	55,236
Platform Specialty Products Corp.
6.500%, 2/1/22§	30,000	31,125

		418,781

Construction Materials (0.7%)
CIMPOR Financial Operations B.V.
5.750%, 7/17/24 (m)	200,000	169,553
Union Andina de Cementos SAA
5.875%, 10/30/21 (m)	200,000	201,503

		371,056

Containers & Packaging (0.3%)
Berry Plastics Corp.
5.500%, 5/15/22	85,000	85,323
Plastipak Holdings, Inc.
6.500%, 10/1/21§	100,000	101,500

		186,823

Metals & Mining (1.5%)
Cia Minera Ares S.A.C.
7.750%, 1/23/21 (m)	200,000	204,237
Freeport-McMoRan, Inc.
3.875%, 3/15/23	200,000	181,666
Glencore Funding LLC
3.125%, 4/29/19§	25,000	25,097
Steel Dynamics, Inc.
5.125%, 10/1/21	40,000	40,080
Vedanta Resources plc
7.125%, 5/31/23 (m)	200,000	190,000
Volcan Cia Minera SAA
5.375%, 2/2/22 (m)	200,000	194,782

		835,862

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
3.600%, 3/1/25§	60,000	59,519

Total Materials		1,872,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Telecommunication Services (2.7%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
3.400%, 5/15/25	$50,000	$47,586
British Telecommunications plc
5.950%, 1/15/18	100,000	110,700
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 9/30/22	100,000	98,500
5.125%, 5/1/23§	20,000	19,450
Frontier Communications Corp.
8.500%, 4/15/20	50,000	52,750
Level 3 Communications, Inc.
5.750%, 12/1/22	95,000	95,000
Orange S.A.
2.750%, 9/14/16	30,000	30,535
Verizon Communications, Inc.
4.400%, 11/1/34	60,000	56,079

		510,600

IT Services (0.4%)
Sixsigma Networks Mexico S.A. de C.V.
8.250%, 11/7/21 (m)	200,000	206,000

Wireless Telecommunication Services (1.4%)
Digicel Group Ltd.
7.125%, 4/1/22 (m)	250,000	238,162
Empresa Nacional de Telecomunicaciones S.A.
4.750%, 8/1/26 (m)	200,000	195,527
SBA Communications Corp.
5.625%, 10/1/19	100,000	103,880
Telefonica Celular del Paraguay S.A.
6.750%, 12/13/22 (m)	200,000	206,998

		744,567

Total Telecommunication Services		1,461,167

Utilities (0.6%)
Electric Utilities (0.5%)
Duke Energy Progress, Inc.
4.150%, 12/1/44	30,000	29,233
Empresa Electrica Guacolda S.A.
4.560%, 4/30/25§	200,000	192,000
Southern Co.
2.450%, 9/1/18	45,000	45,834

		267,067

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	35,000	42,765

Total Utilities		309,832

Total Corporate Bonds		16,708,606

Government Securities (33.2%)
Agency CMO (15.0%)
Federal Home Loan Mortgage Corp.
3.000% 2/15/44	992,358	1,008,743
3.000% 4/1/45	2,982,355	2,966,978
3.000% 7/1/45	1,000,000	994,844

Federal National Mortgage Association
3.000% 3/25/44	1,734,679	1,756,915
3.000% 4/1/45	1,489,261	1,472,681

		8,200,161

Foreign Governments (0.6%)
Aeropuerto Internacional de Tocumen S.A.
5.750% 10/9/23	200,000	208,601
United Mexican States
3.500% 1/21/21	50,000	50,956
4.000% 10/2/23	40,000	41,100

		300,657

Municipal Bonds (2.4%)
Board of Regents of the University of Texas System, Revenue Financing System Refunding Bonds,
Series 2014B 5.000% 8/15/27	155,000	184,025
East Bay Municipal Utility District, Water System Revenue Refunding Bonds,
Series 2015A 5.000% 6/1/31	70,000	82,441
Gwinett County School District, Georgia General Obligation Refunding Bonds,
Series 2015 5.000% 2/1/31	160,000	190,853
New York State Dormitory Authority, Personal Income Tax Revenue Bonds,
Series 2015A 5.000% 3/15/33	140,000	159,472
State of California Tax-Exempt Various Purpose General Obligation Refunding Bonds
5.000% 8/1/33	160,000	183,149
State of Louisiana General Obligation Bonds
Series, 2015-A 5.000% 5/1/28	90,000	103,719
State of Nevada General Obligation Limited Tax, Capital Improvement and Cultural Affairs Refunding Bonds,
Series 2015B 5.000% 11/1/26	120,000	144,236
State of Oregon Department of Transportation Highway User Tax Revenue Bonds, Senior Lien Refunding Bonds,
Series 2015A 5.000% 11/15/29	120,000	141,490
State of Washington Various Purpose General Obligation Refunding Bonds,
Series R-2015E 5.000% 7/1/33	130,000	148,785

		1,338,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Treasuries (15.2%)
U.S. Treasury Bonds
4.500% 2/15/36	$140,000	$176,009
2.750% 11/15/42	340,000	316,087
3.625% 2/15/44	300,000	329,631
U.S. Treasury Notes
0.250% 9/30/15	660,000	660,306
0.250% 10/31/15	100,000	100,062
0.250% 11/30/15	150,000	150,099
0.125% 4/15/19 TIPS	757,298	766,736
2.375% 12/31/20	740,000	762,843
2.250% 3/31/21	940,000	960,259
2.000% 8/31/21	990,000	993,094
1.750% 2/28/22	1,000,000	982,598
1.750% 3/31/22	570,000	559,541
1.750% 5/15/23	440,000	425,550
2.750% 11/15/23	650,000	675,581
2.375% 8/15/24	460,000	462,444

		8,320,840

Total Government Securities		18,159,828

Total Long-Term Debt Securities (89.1%) (Cost $49,256,959)		48,694,929

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (12.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,988,913	6,988,913

Total Short-Term Investments (12.8%) (Cost $6,988,913)		6,988,913

Total Investments (101.9%) (Cost $56,245,872)		55,683,842
Other Assets Less Liabilities (-1.9%)		(1,019,604)

Net Assets (100%)		$54,664,238

†	Security (totaling $459 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $5,168,893 or 9.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $7,907,818 or 14.5% of net assets.

Glossary:

CMO	— Collateralized Mortgage Obligation
IO	— Interest Only
TIPS	— Treasury Inflation Protected Security

Country Diversification As a Percentage of Total Net Assets
Australia	0.6%
Austria	0.4
Bermuda	0.6
Brazil	0.4
Canada	0.6
Cayman Islands	5.7
Chile	1.9
Colombia	1.4
Costa Rica	0.7
Dominican Republic	0.4
France	0.0 #
Luxembourg	0.7
Mexico	2.8
Netherlands	1.0
Panama	2.0
Paraguay	0.7
Peru	1.5
Singapore	0.4
United Kingdom	1.0
United States	79.1
Cash and Other	(1.9)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Agency CMO	$—	$651,701	$—	$651,701
Asset-Backed Securities	—	2,447,116	—	2,447,116
Non-Agency CMO	—	10,727,678	—	10,727,678
Corporate Bonds
Consumer Discretionary	—	1,503,865	459	1,504,324
Consumer Staples	—	1,958,383	—	1,958,383
Energy	—	1,332,501	—	1,332,501
Financials	—	5,226,908	—	5,226,908
Health Care	—	928,927	—	928,927
Industrials	—	1,495,720	—	1,495,720
Information Technology	—	618,803	—	618,803
Materials	—	1,872,041	—	1,872,041
Telecommunication Services	—	1,461,167	—	1,461,167
Utilities	—	309,832	—	309,832
Government Securities
Agency CMO	—	8,200,161	—	8,200,161
Foreign Governments	—	300,657	—	300,657
Municipal Bonds	—	1,338,170	—	1,338,170
U.S. Treasuries	—	8,320,840	—	8,320,840
Short-Term Investments	6,988,913	—	—	6,988,913

Total Assets	$6,988,913	$48,694,470	$459	$55,683,842

Total Liabilities	$—	$—	$—	$—

Total	$6,988,913	$48,694,470	$459	$55,683,842

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

The Portfolio held no derivatives contracts during the period ended June 30, 2015.

Investment security transactions for the period ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$42,418,137
Long-term U.S. government debt securities	26,520,612

$68,938,749

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,551,304
Long-term U.S. government debt securities	18,979,142

$20,530,446

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,012
Aggregate gross unrealized depreciation	(631,042)

Net unrealized depreciation	$(562,030)

Federal income tax cost of investments	$56,245,872

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $56,245,872)	$55,683,842
Cash	50,716
Receivable for securities sold	1,586,856
Dividends, interest and other receivables	363,077

Total assets	57,684,491

LIABILITIES
Payable for securities purchased	1,993,681
Payable for forward commitments	984,609
Investment management fees payable	18,083
Administrative fees payable	4,121
Trustees’ fees payable	236
Distribution fees payable – Class IB	23
Payable to Separate Accounts for Trust shares redeemed	3
Accrued expenses	19,497

Total liabilities	3,020,253

NET ASSETS	$54,664,238

Net assets were comprised of:
Paid in capital	$55,077,739
Accumulated undistributed net investment income (loss)	202,307
Accumulated undistributed net realized gain (loss) on investments	(53,778)
Net unrealized appreciation (depreciation) on investments	(562,030)

Net assets	$54,664,238

Class IB
Net asset value, offering and redemption price per share, $176,940 / 17,849 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

Class K
Net asset value, offering and redemption price per share, $54,487,298 / 5,493,865 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2015* (Unaudited)

INVESTMENT INCOME
Interest	$272,823
Dividends	271

Total income	273,094

EXPENSES
Investment management fees	49,942
Custodian fees	14,441
Professional fees	10,059
Administrative fees	8,388
Printing and mailing expenses	477
Trustees’ fees	238
Distribution fees – Class IB	44
Miscellaneous	249

Gross expenses	83,838
Less: Waiver from investment manager	(13,051)

Net expenses	70,787

NET INVESTMENT INCOME (LOSS)	202,307

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(53,778)
Net change in unrealized appreciation (depreciation) on investments	(562,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(615,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(413,501)

*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 1, 2015* to June 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$202,307
Net realized gain (loss) on investments	(53,778)
Net change in unrealized appreciation (depreciation) on investments	(562,030)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(413,501)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 17,850 shares ]	177,752
Capital shares repurchased [ (1) shares ]	(13)

Total Class IB transactions	177,739

Class K
Capital shares sold [ 5,493,865 shares ]	54,900,000

Total Class K transactions	54,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,077,739

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,664,238
NET ASSETS:
Beginning of period	—

End of period (a)	$54,664,238

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$202,307

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04
Net realized and unrealized gain (loss) on investments	(0.13)

Total from investment operations	(0.09)

Net asset value, end of period	$9.91

Total return (b)	(0.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%
Before waivers (a)(f)	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.21	%(l)
Before waivers (a)(f)	2.15	%(l)
Portfolio turnover rate (z)^	42%

Class K	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04
Net realized and unrealized gain (loss) on investments	(0.12)

Total from investment operations	(0.08)

Net asset value, end of period	$9.92

Total return (b)	(0.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,487
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%
Before waivers (a)(f)	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.43	%(l)
Before waivers (a)(f)	2.37	%(l)
Portfolio turnover rate (z)^	42%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	16.1%
Investment Companies	10.6
Financials	10.6
Energy	9.7
Consumer Discretionary	7.9
Utilities	7.8
Health Care	6.9
Information Technology	6.9
Materials	5.8
Industrials	5.3
Telecommunication Services	4.7
Consumer Staples	2.8
Cash and Other	4.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$996.10	$5.09
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16
Class IB
Actual	1,000.00	997.10	5.10
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16
Class K
Actual	1,000.00	997.10	3.86
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.6%)
Consumer Discretionary (0.2%)
Automobiles (0.2%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16		$2,000,000	$2,523,000

Total Consumer Discretionary			2,523,000

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cobalt International Energy, Inc.
3.125%, 5/15/24		5,000,000	3,628,125

Total Energy			3,628,125

Financials (0.1%)
Consumer Finance (0.1%)
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR	1,500,000	2,067,434

Total Financials			2,067,434

Total Convertible Bonds			8,218,559

Corporate Bonds (25.1%)
Consumer Discretionary (4.0%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24		$75,000	76,969
Goodyear Tire & Rubber Co.
6.500%, 3/1/21		3,200,000	3,392,000
Johnson Controls, Inc.
1.400%, 11/2/17		250,000	248,677

			3,717,646

Automobiles (0.1%)
Navistar, Inc.
5.750%, 8/15/17		760,128	760,128

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§		1,000,000	1,027,500
Carnival Corp.
3.950%, 10/15/20		150,000	157,334
International Game Technology plc
6.250%, 2/15/22§		4,300,000	4,085,000
6.500%, 2/15/25§		4,300,000	3,988,250
Marriott International, Inc.
3.125%, 10/15/21		250,000	249,495
McDonald’s Corp.
5.350%, 3/1/18		140,000	153,558
MGM Resorts International
6.750%, 10/1/20		400,000	424,000
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	150,000
Yum! Brands, Inc.
3.875%, 11/1/20		150,000	155,542

			10,390,679

Household Durables (0.3%)
KB Home
7.500%, 9/15/22		4,000,000	4,180,000
Whirlpool Corp.
2.400%, 3/1/19		250,000	250,711

			4,430,711

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19		250,000	250,502
3.300%, 12/5/21		150,000	151,930
QVC, Inc.
4.850%, 4/1/24		50,000	50,076

			452,508

Media (2.3%)
21st Century Fox America, Inc.
8.000%, 10/17/16		100,000	108,472
3.000%, 9/15/22		150,000	146,173
Altice S.A.
7.750%, 5/15/22§		800,000	774,000
7.625%, 2/15/25§		1,800,000	1,687,500
CBS Corp.
3.375%, 3/1/22		200,000	197,553
Clear Channel Communications, Inc.
6.928%, 1/30/19		2,539,722	2,340,247
7.678%, 7/30/19		816,818	763,554
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	34,421
Comcast Corp.
6.500%, 1/15/17		94,000	101,857
5.150%, 3/1/20		150,000	168,697
CSC Holdings LLC
6.750%, 11/15/21		2,700,000	2,848,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, 3/15/22		100,000	100,582
4.450%, 4/1/24		150,000	153,228
3.950%, 1/15/25		100,000	98,157
Discovery Communications LLC
5.050%, 6/1/20		100,000	109,531
iHeartCommunications, Inc.
9.000%, 12/15/19		1,019,000	971,107
9.000%, 3/1/21		2,000,000	1,800,000
9.000%, 9/15/22		7,300,000	6,570,000
Interpublic Group of Cos., Inc.
4.200%, 4/15/24		150,000	151,234
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	324,841
Numericable-SFR
6.000%, 5/15/22§		1,500,000	1,472,850
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.250%, 2/15/22		100,000	101,000
5.625%, 2/15/24		100,000	102,500
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		150,000	147,101
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,020,000
Time Warner Cable, Inc.
8.250%, 4/1/19		170,000	199,485
4.000%, 9/1/21		100,000	102,215

See Notes to Financial Statements.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Time Warner, Inc.
4.700%, 1/15/21	$250,000	$269,977
3.550%, 6/1/24	200,000	195,222
Univision Communications, Inc.
5.125%, 5/15/23§	7,000,000	6,860,000
Viacom, Inc.
3.500%, 4/1/17	68,000	70,304
2.750%, 12/15/19	165,000	164,533
4.250%, 9/1/23	100,000	100,783
Visant Corp.
10.000%, 10/1/17	400,000	321,000
Walt Disney Co.
2.550%, 2/15/22	250,000	246,684
WPP Finance 2010
3.750%, 9/19/24	100,000	99,558

		31,922,866

Multiline Retail (0.2%)
Dollar General Corp.
1.875%, 4/15/18	150,000	149,276
3.250%, 4/15/23	1,000,000	950,066
Family Tree Escrow LLC
5.750%, 3/1/23§	1,300,000	1,361,750
Kohl’s Corp.
4.750%, 12/15/23	100,000	107,292
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	155,625
Target Corp.
6.000%, 1/15/18	200,000	222,207
2.300%, 6/26/19	100,000	101,253

		3,047,469

Specialty Retail (0.1%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,464,680
AutoZone, Inc.
4.000%, 11/15/20	100,000	106,502
Gap, Inc.
5.950%, 4/12/21	50,000	56,182
Home Depot, Inc.
2.000%, 6/15/19	250,000	250,851
2.625%, 6/1/22	115,000	112,704
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	105,946

		2,096,865

Total Consumer Discretionary		56,818,872

Consumer Staples (0.9%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	250,619
3.700%, 2/1/24	100,000	102,381
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	59,330
5.375%, 1/15/20	250,000	282,122
4.375%, 2/15/21	25,000	27,240
2.500%, 7/15/22	100,000	96,110
Coca-Cola Co.
1.800%, 9/1/16	256,000	259,337
3.150%, 11/15/20	100,000	104,523
3.200%, 11/1/23	200,000	200,860

Cott Beverages, Inc.
5.375%, 7/1/22	1,500,000	1,455,000
Diageo Capital plc
5.500%, 9/30/16	213,000	225,215
PepsiCo, Inc.
5.000%, 6/1/18	100,000	109,931
7.900%, 11/1/18	144,000	172,423
1.850%, 4/30/20	200,000	197,348
3.600%, 3/1/24	250,000	257,208

		3,799,647

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	99,104
2.250%, 2/15/22	85,000	82,525
CVS Health Corp.
5.750%, 6/1/17	75,000	81,012
2.250%, 8/12/19	350,000	348,458
Kroger Co.
6.150%, 1/15/20	150,000	172,472
2.950%, 11/1/21	150,000	148,466
Sysco Corp.
2.350%, 10/2/19	250,000	251,439
U.S. Foods, Inc.
8.500%, 6/30/19	1,000,000	1,043,700
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	250,000	251,116
3.300%, 11/18/21	150,000	149,061
3.100%, 9/15/22	150,000	145,720
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	215,884
1.125%, 4/11/18	200,000	199,150
3.625%, 7/8/20	100,000	106,614
3.250%, 10/25/20	100,000	104,824
3.300%, 4/22/24	100,000	101,147

		3,500,692

Food Products (0.2%)
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	93,909
General Mills, Inc.
5.650%, 2/15/19	100,000	111,471
2.200%, 10/21/19	250,000	247,932
HJ Heinz Co.
2.800%, 7/2/20 (b)§	250,000	250,300
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	800,000	851,000
7.250%, 6/1/21§	1,200,000	1,263,000
JM Smucker Co.
3.000%, 3/15/22§	180,000	176,443
Kellogg Co.
3.250%, 5/21/18	200,000	207,092
Kraft Foods Group, Inc.
5.375%, 2/10/20	104,000	115,764
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	251,603
4.500%, 6/15/22	100,000	106,355

		3,674,869

Household Products (0.1%)
Clorox Co.
3.050%, 9/15/22	150,000	146,660
3.500%, 12/15/24	100,000	98,345

See Notes to Financial Statements.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Colgate-Palmolive Co.
1.500%, 11/1/18	$150,000	$150,228
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	55,031
3.625%, 8/1/20	50,000	53,436
Procter & Gamble Co.
4.700%, 2/15/19	350,000	392,790

		896,490

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	56,287
2.625%, 1/14/20	200,000	199,046
2.850%, 8/9/22	200,000	192,103
4.000%, 1/31/24	100,000	101,539
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	69,926
2.500%, 8/22/22	100,000	96,142
3.600%, 11/15/23	50,000	50,724
Reynolds American, Inc.
3.250%, 11/1/22	100,000	96,234
RJ Reynolds Tobacco Co.
3.500%, 8/4/16	250,000	255,593

		1,117,594

Total Consumer Staples		12,989,292

Energy (3.8%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
3.700%, 6/15/24	150,000	144,262
CHC Helicopter S.A.
9.250%, 10/15/20	1,350,000	985,500
Ensco plc
5.200%, 3/15/25	25,000	24,758
Halliburton Co.
2.000%, 8/1/18	100,000	100,237
3.250%, 11/15/21	100,000	102,451
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	309,978
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	142,274
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	74,837
Weatherford International Ltd.
9.625%, 3/1/19	100,000	116,061

		2,000,358

Oil, Gas & Consumable Fuels (3.7%)
Alpha Natural Resources, Inc.
7.500%, 8/1/20§	600,000	150,000
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	190,024
3.450%, 7/15/24	150,000	146,804
Antero Resources Corp.
5.375%, 11/1/21	1,100,000	1,061,500
Apache Corp.
5.625%, 1/15/17	150,000	159,119
Bill Barrett Corp.
7.000%, 10/15/22	500,000	451,250
BP Capital Markets plc
1.375%, 5/10/18	250,000	248,089

2.315%, 2/13/20	200,000	199,152
4.500%, 10/1/20	100,000	108,979
3.814%, 2/10/24	250,000	254,469
California Resources Corp.
6.000%, 11/15/24	2,500,000	2,150,000
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	107,453
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	100,165
Chesapeake Energy Corp.
6.500%, 8/15/17	1,900,000	1,926,125
7.250%, 12/15/18	3,000,000	3,084,600
5.750%, 3/15/23	4,300,000	3,891,500
Chevron Corp.
1.345%, 11/15/17	250,000	250,470
2.193%, 11/15/19	35,000	35,190
2.355%, 12/5/22	150,000	143,365
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	189,360
ConocoPhillips Co.
2.875%, 11/15/21	120,000	120,098
2.400%, 12/15/22	150,000	142,421
CONSOL Energy, Inc.
5.875%, 4/15/22	2,700,000	2,281,500
Continental Resources, Inc.
4.500%, 4/15/23	100,000	96,415
Denbury Resources, Inc.
5.500%, 5/1/22	500,000	450,000
Devon Energy Corp.
4.000%, 7/15/21	100,000	104,940
Drillships Financing Holding, Inc.
6.000%, 3/31/21	2,962,312	2,403,916
Ecopetrol S.A.
7.625%, 7/23/19	50,000	57,938
Enable Midstream Partners LP
3.900%, 5/15/24§	150,000	138,996
Enbridge, Inc.
5.600%, 4/1/17	250,000	267,358
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,492,500
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	153,741
3.600%, 2/1/23	100,000	93,812
4.050%, 3/15/25	100,000	94,200
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	532,500
11.000%, 3/15/20§	900,000	788,670
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	100,196
3.350%, 3/15/23	150,000	145,840
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,939
4.100%, 2/1/21	100,000	106,618
EQT Corp.
4.875%, 11/15/21	50,000	52,012
Exxon Mobil Corp.
1.305%, 3/6/18	250,000	249,975
2.397%, 3/6/22	150,000	147,573
3.176%, 3/15/24	150,000	152,705
Fieldwood Energy LLC, Term Loan
8.375%, 9/30/20	2,500,000	1,903,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.625%, 5/1/21	$64,000	$67,660
Halcon Resources Corp.
9.750%, 7/15/20	2,000,000	1,345,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	48,936
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	373,797
4.300%, 5/1/24	150,000	147,588
Kinder Morgan, Inc.
2.000%, 12/1/17	350,000	348,844
5.625%, 11/15/23§	2,300,000	2,451,546
7.750%, 1/15/32	1,700,000	1,944,399
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,398,250
Marathon Oil Corp.
2.800%, 11/1/22	100,000	93,991
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	54,821
3.625%, 9/15/24	150,000	147,331
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20	800,000	338,000
Murphy Oil Corp.
3.700%, 12/1/22	100,000	91,736
NGL Energy Partners LP/NGL Energy Finance Corp.
6.875%, 10/15/21	2,000,000	2,085,000
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	950,438
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 4/1/19	500,000	470,000
Noble Energy, Inc.
4.150%, 12/15/21	150,000	154,917
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	149,926
4.625%, 3/1/21	50,000	49,488
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	192,359
ONEOK Partners LP
8.625%, 3/1/19	100,000	119,022
Peabody Energy Corp.
6.250%, 11/15/21	2,000,000	680,000
10.000%, 3/15/22§	2,000,000	1,240,000
Petrobras Global Finance B.V.
3.250%, 3/17/17	250,000	245,527
7.875%, 3/15/19	200,000	211,613
5.750%, 1/20/20	265,000	261,795
5.375%, 1/27/21	150,000	143,727
6.250%, 3/17/24	150,000	144,228
Petroleos Mexicanos
5.750%, 3/1/18	300,000	326,349
3.500%, 7/18/18	200,000	205,250
4.875%, 1/24/22	250,000	259,343
4.250%, 1/15/25§	100,000	97,390
Phillips 66
2.950%, 5/1/17	250,000	256,785

Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	44,758
3.850%, 10/15/23	100,000	99,231
Rice Energy, Inc.
6.250%, 5/1/22	800,000	798,000
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	2,758,000
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	382,500
Southwestern Energy Co.
4.100%, 3/15/22	100,000	97,927
Statoil ASA
3.125%, 8/17/17	250,000	259,688
5.250%, 4/15/19	25,000	27,858
2.900%, 11/8/20	200,000	204,153
2.750%, 11/10/21	150,000	150,029
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	183,490
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	145,110
Total Capital International S.A.
1.000%, 8/12/16	150,000	150,230
2.700%, 1/25/23	200,000	192,765
Total Capital S.A.
4.125%, 1/28/21	250,000	270,654
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	136,859
3.800%, 10/1/20	100,000	105,671
Valero Energy Corp.
6.125%, 2/1/20	150,000	171,273
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	1,110,080
Williams Cos., Inc.
7.875%, 9/1/21	93,000	109,801
Williams Partners LP
5.250%, 3/15/20	100,000	108,467
4.125%, 11/15/20	100,000	104,279
4.300%, 3/4/24	150,000	147,078

		51,794,559

Total Energy		53,794,917

Financials (5.3%)
Banks (3.3%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	250,000	250,173
Bank of America Corp.
3.750%, 7/12/16	150,000	154,050
6.500%, 8/1/16	250,000	263,746
5.625%, 10/14/16	75,000	79,163
6.400%, 8/28/17	150,000	164,239
5.650%, 5/1/18	550,000	604,227
2.600%, 1/15/19	250,000	252,599
7.625%, 6/1/19	250,000	296,680
2.250%, 4/21/20	300,000	294,613
5.700%, 1/24/22	100,000	113,688
3.300%, 1/11/23	150,000	147,646
4.125%, 1/22/24	100,000	102,751
4.000%, 4/1/24	350,000	355,327
4.000%, 1/22/25	250,000	243,634
6.100%, 3/17/25 (l)	1,000,000	985,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Bank of Montreal
1.300%, 7/15/16	$250,000	$251,277
2.500%, 1/11/17	150,000	153,299
2.375%, 1/25/19	50,000	50,489
Bank of Nova Scotia
1.375%, 7/15/16	200,000	201,176
1.300%, 7/21/17	250,000	250,489
2.050%, 6/5/19	250,000	247,978
Barclays Bank plc
2.500%, 2/20/19	200,000	201,196
5.140%, 10/14/20	100,000	108,534
Barclays plc
2.750%, 11/8/19	250,000	248,279
BB&T Corp.
2.050%, 6/19/18	200,000	201,996
2.450%, 1/15/20	300,000	300,588
BNP Paribas S.A.
2.700%, 8/20/18	100,000	102,156
3.250%, 3/3/23	100,000	99,216
4.250%, 10/15/24	200,000	198,294
Capital One Bank USA N.A.
1.300%, 6/5/17	250,000	248,096
Citigroup, Inc.
4.450%, 1/10/17	300,000	313,243
6.125%, 11/21/17	250,000	275,369
1.850%, 11/24/17	250,000	250,501
1.750%, 5/1/18	250,000	248,639
2.550%, 4/8/19	100,000	100,754
8.500%, 5/22/19	250,000	304,957
5.875%, 3/27/20 (l)	4,000,000	4,005,000
3.875%, 10/25/23	150,000	152,949
6.300%, 5/15/24 (l)	4,500,000	4,398,750
3.750%, 6/16/24	250,000	250,706
3.300%, 4/27/25	95,000	91,413
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	251,380
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	258,343
2.250%, 1/14/19	250,000	251,422
4.500%, 1/11/21	75,000	81,416
3.875%, 2/8/22	75,000	77,915
Discover Bank/Delaware
3.200%, 8/9/21	250,000	246,014
Fifth Third Bancorp
2.300%, 3/1/19	125,000	124,962
HSBC Holdings plc
5.100%, 4/5/21	100,000	111,476
4.000%, 3/30/22	100,000	104,580
4.250%, 3/14/24	200,000	202,185
Huntington National Bank
2.200%, 4/1/19	250,000	248,070
Industrial & Commercial Bank of China Ltd./New York
3.231%, 11/13/19	250,000	253,795
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	206,594
JPMorgan Chase & Co.
1.350%, 2/15/17	200,000	200,218
6.000%, 1/15/18	250,000	275,586
7.900%, 4/30/18 (l)	9,468,000	9,984,006
1.625%, 5/15/18	250,000	248,180

2.250%, 1/23/20	150,000	147,375
4.250%, 10/15/20	200,000	213,745
4.500%, 1/24/22	250,000	267,645
3.250%, 9/23/22	100,000	99,290
3.200%, 1/25/23	150,000	147,562
5.150%, 5/1/23 (l)	2,000,000	1,890,000
3.625%, 5/13/24	250,000	248,337
3.875%, 9/10/24	200,000	196,371
3.125%, 1/23/25	150,000	142,573
KeyCorp
5.100%, 3/24/21	50,000	55,431
KfW
0.500%, 7/15/16	750,000	748,971
0.625%, 12/15/16	250,000	249,326
0.750%, 3/17/17	500,000	498,906
1.000%, 6/11/18	250,000	247,363
4.875%, 6/17/19	250,000	280,297
1.500%, 4/20/20	250,000	246,768
2.750%, 9/8/20	150,000	155,667
2.625%, 1/25/22	300,000	307,666
2.125%, 1/17/23	250,000	245,998
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	101,642
5.125%, 2/1/17	123,000	131,439
0.875%, 9/12/17	350,000	349,278
Lloyds Bank plc
2.350%, 9/5/19	200,000	199,834
2.400%, 3/17/20	200,000	198,914
6.375%, 1/21/21	100,000	117,331
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	249,433
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	46,988
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	249,679
National Australia Bank Ltd./New York
1.300%, 7/25/16	250,000	251,243
Oesterreichische Kontrollbank AG
0.750%, 5/19/17	250,000	249,462
PNC Bank N.A.
2.250%, 7/2/19	250,000	249,101
PNC Financial Services Group, Inc.
3.900%, 4/29/24	250,000	250,163
PNC Funding Corp.
5.125%, 2/8/20	100,000	111,969
Royal Bank of Canada
2.200%, 7/27/18	250,000	253,369
Royal Bank of Scotland Group plc
1.875%, 3/31/17	100,000	99,500
6.400%, 10/21/19	100,000	111,550
Royal Bank of Scotland plc
5.625%, 8/24/20	100,000	112,717
Santander Holdings USA, Inc./Pennsylvania
2.650%, 4/17/20	120,000	117,995
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	252,482
SunTrust Banks, Inc./Georgia
3.500%, 1/20/17	50,000	51,499
2.350%, 11/1/18	150,000	150,953
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	251,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Toronto-Dominion Bank
2.375%, 10/19/16	$50,000	$50,979
1.400%, 4/30/18	250,000	249,494
2.250%, 11/5/19	150,000	150,239
U.S. Bancorp/Minnesota
2.200%, 11/15/16	250,000	254,393
2.200%, 4/25/19	150,000	151,638
2.950%, 7/15/22	150,000	147,821
U.S. Bank N.A./Ohio
2.125%, 10/28/19	250,000	250,619
Wachovia Corp.
5.750%, 6/15/17	100,000	108,516
Wells Fargo & Co.
2.625%, 12/15/16	250,000	255,732
5.625%, 12/11/17	250,000	274,286
2.150%, 1/15/19	150,000	150,702
3.500%, 3/8/22	100,000	103,036
3.450%, 2/13/23	100,000	99,588
4.125%, 8/15/23	100,000	103,853
5.900%, 6/15/24 (l)	1,200,000	1,197,000
3.300%, 9/9/24	250,000	246,207
Westpac Banking Corp.
2.000%, 8/14/17	200,000	202,937
1.500%, 12/1/17	150,000	150,401
2.250%, 7/30/18	250,000	253,501

		45,637,119

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	112,939
Bank of New York Mellon Corp.
4.150%, 2/1/21	100,000	107,958
3.550%, 9/23/21	100,000	104,261
Charles Schwab Corp.
3.225%, 9/1/22	100,000	101,111
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	110,221
4.375%, 8/5/20	250,000	271,399
3.625%, 9/9/24	250,000	248,463
Deutsche Bank AG/London
1.400%, 2/13/17	150,000	149,613
6.000%, 9/1/17	150,000	163,180
2.500%, 2/13/19	150,000	149,922
Goldman Sachs Group, Inc.
5.750%, 10/1/16	130,000	137,641
5.625%, 1/15/17	215,000	227,717
6.150%, 4/1/18	600,000	666,904
2.900%, 7/19/18	150,000	153,565
2.550%, 10/23/19	250,000	249,628
5.750%, 1/24/22	250,000	283,691
3.625%, 1/22/23	150,000	149,804
4.000%, 3/3/24	250,000	254,031
Jefferies Group LLC
5.125%, 4/13/18	100,000	105,910
8.500%, 7/15/19	75,000	89,094
Morgan Stanley
5.450%, 1/9/17	251,000	266,071
1.875%, 1/5/18	100,000	100,143
6.625%, 4/1/18	250,000	280,768
7.300%, 5/13/19	200,000	235,289
2.375%, 7/23/19	150,000	148,894
2.800%, 6/16/20	140,000	140,013

5.550%, 7/15/20 (l)	700,000	694,050
5.750%, 1/25/21	250,000	284,470
4.875%, 11/1/22	100,000	106,004
3.750%, 2/25/23	100,000	101,229
4.100%, 5/22/23	100,000	100,557
3.875%, 4/29/24	100,000	100,923
3.700%, 10/23/24	150,000	148,978
NRG Yield Operating LLC
5.375%, 8/15/24§	300,000	303,750
State Street Corp.
4.375%, 3/7/21	150,000	165,141
3.300%, 12/16/24	95,000	94,687
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	247,753
UBS AG/Connecticut
5.875%, 7/15/16	100,000	104,478
2.350%, 3/26/20	250,000	247,895
4.875%, 8/4/20	250,000	275,680

		7,983,825

Consumer Finance (0.5%)
American Express Co.
1.550%, 5/22/18	150,000	148,808
2.650%, 12/2/22	212,000	203,847
3.625%, 12/5/24	150,000	146,353
American Express Credit Corp.
1.125%, 6/5/17	250,000	248,990
American Honda Finance Corp.
1.125%, 10/7/16	250,000	250,673
Capital One Financial Corp.
4.750%, 7/15/21	100,000	108,855
3.500%, 6/15/23	200,000	195,617
Caterpillar Financial Services Corp.
1.350%, 9/6/16	150,000	151,041
7.150%, 2/15/19	135,000	159,280
2.100%, 6/9/19	250,000	249,640
Discover Financial Services
3.850%, 11/21/22	100,000	99,140
Ford Motor Credit Co. LLC
4.250%, 2/3/17	250,000	260,114
3.000%, 6/12/17	200,000	204,524
2.375%, 3/12/19	250,000	248,743
5.875%, 8/2/21	200,000	227,776
General Motors Financial Co., Inc.
4.000%, 1/15/25	250,000	245,325
HSBC Finance Corp.
6.676%, 1/15/21	250,000	289,902
John Deere Capital Corp.
1.125%, 6/12/17	250,000	250,262
2.050%, 3/10/20	100,000	99,086
OneMain Financial Holdings, Inc.
7.250%, 12/15/21§	2,500,000	2,590,750
Synchrony Financial
3.000%, 8/15/19	250,000	250,948
3.750%, 8/15/21	75,000	75,667
Toyota Motor Credit Corp.
2.050%, 1/12/17	250,000	253,999
2.150%, 3/12/20	180,000	179,714
2.750%, 5/17/21	250,000	252,329

		7,391,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Diversified Financial Services (0.4%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	$600,000	$628,500
Bank of America N.A.
5.300%, 3/15/17	106,000	112,374
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	170,786
Boeing Capital Corp.
4.700%, 10/27/19	100,000	111,004
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	154,440
General Electric Capital Corp.
1.500%, 7/12/16	250,000	252,093
5.400%, 2/15/17	72,000	76,960
5.625%, 9/15/17	391,000	425,995
5.625%, 5/1/18	250,000	277,048
4.625%, 1/7/21	350,000	384,998
3.150%, 9/7/22	100,000	100,556
3.100%, 1/9/23	150,000	149,773
6.375%, 11/15/67 (l)	100,000	107,500
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	104,055
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	496,362
Leucadia National Corp.
5.500%, 10/18/23	100,000	101,312
Moody’s Corp.
4.500%, 9/1/22	50,000	52,893
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	88,107
2.300%, 11/15/19	200,000	200,373
ORIX Corp.
3.750%, 3/9/17	150,000	155,497
Shell International Finance B.V.
2.375%, 8/21/22	250,000	240,393
3.400%, 8/12/23	100,000	102,132
3.250%, 5/11/25	140,000	138,610
Stena International S.A.
5.750%, 3/1/24§	800,000	756,000
Voya Financial, Inc.
2.900%, 2/15/18	100,000	102,652

		5,490,413

Insurance (0.2%)
ACE INA Holdings, Inc.
3.350%, 5/15/24	250,000	248,395
Aflac, Inc.
2.650%, 2/15/17	150,000	153,524
Allstate Corp.
3.150%, 6/15/23	100,000	100,223
American International Group, Inc.
5.600%, 10/18/16	80,000	84,476
5.850%, 1/16/18	206,000	226,666
3.375%, 8/15/20	150,000	155,252
Aon Corp.
5.000%, 9/30/20	50,000	55,060
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	150,000	150,439
1.600%, 5/15/17	250,000	253,205
4.250%, 1/15/21	100,000	109,749

Chubb Corp.
6.375%, 3/29/67 (l)	50,000	52,375
CNA Financial Corp.
5.875%, 8/15/20	100,000	113,868
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	168,026
Lincoln National Corp.
8.750%, 7/1/19	100,000	122,516
4.850%, 6/24/21	50,000	54,671
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	165,330
MetLife, Inc.
4.750%, 2/8/21	100,000	110,279
3.600%, 4/10/24	250,000	251,957
Progressive Corp.
3.750%, 8/23/21	50,000	53,158
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	236,977
5.875%, 9/15/42 (l)	150,000	158,625
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	105,646
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	71,786

		3,202,203

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	81,525
3.500%, 1/31/23	150,000	143,758
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	97,960
Boston Properties LP
5.625%, 11/15/20	70,000	80,045
3.850%, 2/1/23	100,000	102,426
Corporate Office Properties LP
5.250%, 2/15/24	150,000	154,528
Duke Realty LP
5.950%, 2/15/17	23,000	24,594
ERP Operating LP
4.625%, 12/15/21	150,000	163,868
Essex Portfolio LP
3.875%, 5/1/24	250,000	253,815
HCP, Inc.
6.000%, 1/30/17	45,000	48,287
5.375%, 2/1/21	150,000	165,323
3.875%, 8/15/24	150,000	147,481
Health Care REIT, Inc.
4.700%, 9/15/17	100,000	106,505
Liberty Property LP
4.125%, 6/15/22	100,000	102,000
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	250,342
Prologis LP
3.350%, 2/1/21	100,000	101,742
Realty Income Corp.
3.250%, 10/15/22	150,000	145,775
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	150,038
Simon Property Group LP
5.650%, 2/1/20	300,000	342,267
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	108,566
4.250%, 3/1/22	100,000	103,585

		2,874,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	$1,000,000	$965,000

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	103,446
2.350%, 9/10/19	250,000	249,995
BPCE S.A.
2.500%, 7/15/19	250,000	252,665

		606,106

Total Financials		74,150,479

Health Care (1.8%)
Biotechnology (0.1%)
Amgen, Inc.
3.450%, 10/1/20	150,000	155,280
2.700%, 5/1/22	110,000	106,084
3.625%, 5/22/24	250,000	249,408
Celgene Corp.
2.300%, 8/15/18	100,000	101,348
3.950%, 10/15/20	100,000	105,598
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	109,146
3.700%, 4/1/24	100,000	101,921

		928,785

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.550%, 3/15/22	175,000	171,000
Baxter International, Inc.
5.375%, 6/1/18	82,000	90,275
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	250,019
3.875%, 5/15/24	150,000	150,675
3.734%, 12/15/24	25,000	24,734
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,460
3.850%, 5/15/25	150,000	145,590
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	205,659
Medtronic, Inc.
4.125%, 3/15/21	100,000	108,343
3.150%, 3/15/22§	80,000	80,204
2.750%, 4/1/23	100,000	96,439
Stryker Corp.
3.375%, 5/15/24	150,000	149,549
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	196,511

		1,770,458

Health Care Providers & Services (1.0%)
Aetna, Inc.
2.750%, 11/15/22	150,000	141,552
3.500%, 11/15/24	150,000	145,777
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	149,379
Anthem, Inc.
2.250%, 8/15/19	225,000	220,846
3.125%, 5/15/22	150,000	145,852
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	49,135

CHS/Community Health Systems, Inc.
5.125%, 8/1/21	300,000	305,640
6.875%, 2/1/22	800,000	844,000
Cigna Corp.
4.500%, 3/15/21	150,000	163,007
DaVita HealthCare Partners, Inc.
5.125%, 7/15/24	1,100,000	1,080,750
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	162,883
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,678,080
5.875%, 5/1/23	1,500,000	1,593,750
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	151,457
3.200%, 2/1/22	75,000	73,918
McKesson Corp.
3.796%, 3/15/24	100,000	101,534
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	105,298
Tenet Healthcare Corp.
8.000%, 8/1/20	553,000	575,811
8.125%, 4/1/22	2,800,000	3,061,800
UnitedHealth Group, Inc.
1.400%, 12/15/17	200,000	199,807
6.000%, 2/15/18	300,000	333,756
2.875%, 12/15/21	65,000	63,990

		13,348,022

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	99,598
Life Technologies Corp.
5.000%, 1/15/21	100,000	110,126
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	249,975
3.600%, 8/15/21	50,000	50,701
3.300%, 2/15/22	100,000	98,806

		609,206

Pharmaceuticals (0.6%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	150,090
2.900%, 11/6/22	200,000	194,242
3.600%, 5/14/25	185,000	182,503
Actavis Funding SCS
1.300%, 6/15/17	200,000	198,468
3.450%, 3/15/22	250,000	247,319
3.800%, 3/15/25	250,000	245,350
Actavis, Inc.
3.250%, 10/1/22	150,000	145,161
AstraZeneca plc
5.900%, 9/15/17	63,000	69,296
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	94,892
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,329
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	206,534
2.800%, 3/18/23	100,000	97,886
Johnson & Johnson
2.450%, 12/5/21	150,000	150,692
3.375%, 12/5/23	100,000	103,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Merck & Co., Inc.
1.300%, 5/18/18	$250,000	$248,801
1.850%, 2/10/20	250,000	248,694
2.350%, 2/10/22	45,000	43,479
2.400%, 9/15/22	150,000	144,113
Novartis Capital Corp.
3.400%, 5/6/24	100,000	101,434
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	277,804
Pfizer, Inc.
4.650%, 3/1/18	50,000	54,405
6.200%, 3/15/19	100,000	114,030
2.100%, 5/15/19	250,000	251,573
3.400%, 5/15/24	100,000	100,570
Sanofi S.A.
1.250%, 4/10/18	250,000	248,600
4.000%, 3/29/21	75,000	80,299
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	79,000	76,255
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23§	2,100,000	2,152,290
6.125%, 4/15/25§	1,600,000	1,642,080
Zoetis, Inc.
3.250%, 2/1/23	150,000	144,298

		8,064,907

Total Health Care		24,721,378

Industrials (1.3%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	912,500
Embraer S.A.
5.150%, 6/15/22	75,000	76,987
General Dynamics Corp.
3.875%, 7/15/21	100,000	107,084
Honeywell International, Inc.
5.300%, 3/1/18	85,000	94,029
L-3 Communications Corp.
3.950%, 11/15/16	250,000	257,931
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	163,055
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	103,163
Precision Castparts Corp.
2.500%, 1/15/23	75,000	71,605
Raytheon Co.
6.400%, 12/15/18	50,000	57,709
Textron, Inc.
4.300%, 3/1/24	100,000	103,321
TransDigm, Inc.
6.000%, 7/15/22	700,000	691,250
6.500%, 7/15/24	700,000	691,250
United Technologies Corp.
6.125%, 2/1/19	233,000	266,403
3.100%, 6/1/22	50,000	50,170

		3,646,457

Air Freight & Logistics (0.4%)
FedEx Corp.
2.300%, 2/1/20	85,000	84,488
2.625%, 8/1/22	50,000	48,406

United Parcel Service, Inc.
5.500%, 1/15/18	60,000	66,162
3.125%, 1/15/21	200,000	207,716
XPO Logistics, Inc.
6.500%, 6/15/22§	5,000,000	4,881,500

		5,288,272

Airlines (0.0%)
American Airlines, Inc. Series 2013-2 A
4.950%, 1/15/23	183,168	193,929
Southwest Airlines Co.
5.750%, 12/15/16	50,000	52,906

		246,835

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	101,142
Republic Services, Inc.
5.250%, 11/15/21	100,000	111,904

		213,046

Construction & Engineering (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	147,560
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,668,000

		1,815,560

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	145,918
Emerson Electric Co.
2.625%, 2/15/23	150,000	146,675

		292,593

Industrial Conglomerates (0.1%)
Danaher Corp.
3.900%, 6/23/21	50,000	53,683
General Electric Co.
2.700%, 10/9/22	250,000	245,899
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	100,867
Pentair Finance S.A.
3.150%, 9/15/22	150,000	144,704
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	96,802
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	110,782

		752,737

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	97,806
Deere & Co.
4.375%, 10/16/19	150,000	164,033
2.600%, 6/8/22	100,000	98,238
Flowserve Corp.
4.000%, 11/15/23	100,000	100,687
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	250,000	248,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Navistar International Corp.
8.250%, 11/1/21	$1,100,000	$1,047,750
Parker-Hannifin Corp.
3.300%, 11/21/24	150,000	150,305
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	98,402

		2,005,931

Marine (0.0%)
Stena AB
7.000%, 2/1/24§	300,000	289,140

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	127,716
3.750%, 4/1/24	25,000	25,554
3.400%, 9/1/24	250,000	248,463
Canadian National Railway Co.
5.550%, 5/15/18	48,000	53,095
CSX Corp.
7.375%, 2/1/19	100,000	117,228
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	45,368
Ryder System, Inc.
3.500%, 6/1/17	100,000	103,953
2.500%, 5/11/20	65,000	64,440
Union Pacific Corp.
5.700%, 8/15/18	100,000	112,701

		898,518

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21	150,000	151,965
GATX Corp.
2.375%, 7/30/18	150,000	150,548
HD Supply, Inc.
5.250%, 12/15/21§	1,000,000	1,012,500
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,094,100

		2,409,113

Total Industrials		17,858,202

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	273,736
3.625%, 3/4/24	150,000	154,370
Harris Corp.
2.700%, 4/27/20	150,000	148,541
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	52,550
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	248,114
QUALCOMM, Inc.
3.450%, 5/20/25	150,000	146,197

		1,023,508

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	101,190

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§	250,000	247,393
eBay, Inc.
2.200%, 8/1/19	150,000	149,196
3.250%, 10/15/20	50,000	51,574
2.600%, 7/15/22	100,000	92,608

		540,771

IT Services (1.0%)
Computer Sciences Corp.
4.450%, 9/15/22	100,000	101,336
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	97,038
First Data Corp.
8.250%, 1/15/21§	4,009,000	4,229,495
12.625%, 1/15/21	4,100,000	4,735,500
8.750%, 1/15/22§	2,014,000	2,134,840
Fiserv, Inc.
4.750%, 6/15/21	100,000	108,697
International Business Machines Corp.
5.700%, 9/14/17	350,000	384,304
1.125%, 2/6/18	200,000	199,026
1.950%, 2/12/19	200,000	200,889
3.375%, 8/1/23	150,000	150,051
MasterCard, Inc.
3.375%, 4/1/24	50,000	50,881
SRA International, Inc.
6.500%, 7/20/18	1,120,428	1,121,128
Western Union Co.
5.930%, 10/1/16	150,000	157,527
Xerox Corp.
2.750%, 9/1/20	80,000	78,908
4.500%, 5/15/21	150,000	158,117

		13,907,737

Semiconductors & Semiconductor Equipment (0.6%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	106,754
Freescale Semiconductor, Inc.
10.750%, 8/1/20	2,459,000	2,609,614
5.000%, 5/15/21§	5,000,000	5,137,500
Intel Corp.
3.300%, 10/1/21	100,000	104,125
2.700%, 12/15/22	150,000	146,574
KLA-Tencor Corp.
3.375%, 11/1/19	250,000	256,149
4.125%, 11/1/21	135,000	137,832
Lam Research Corp.
3.800%, 3/15/25	60,000	57,911
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	147,393

		8,703,852

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	192,450
Autodesk, Inc.
1.950%, 12/15/17	50,000	50,167
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,050,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	$300,000	$214,500
CA, Inc.
2.875%, 8/15/18	200,000	203,905
Microsoft Corp.
1.000%, 5/1/18	200,000	199,094
4.000%, 2/8/21	150,000	163,475
2.375%, 2/12/22	145,000	142,591
Oracle Corp.
5.750%, 4/15/18	250,000	278,195
2.250%, 10/8/19	250,000	251,297
2.500%, 5/15/22	150,000	145,546
2.500%, 10/15/22	200,000	192,483

		4,083,703

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.000%, 5/3/18	500,000	494,414
2.150%, 2/9/22	150,000	144,174
3.450%, 5/6/24	250,000	256,091
3.200%, 5/13/25	115,000	114,233
EMC Corp.
1.875%, 6/1/18	250,000	250,188
Hewlett-Packard Co.
3.300%, 12/9/16	300,000	307,948
5.500%, 3/1/18	156,000	170,733
2.750%, 1/14/19	150,000	151,148
NCR Corp.
6.375%, 12/15/23	1,000,000	1,052,500
NetApp, Inc.
2.000%, 12/15/17	150,000	150,715
Seagate HDD Cayman
4.750%, 6/1/23	75,000	76,057

		3,168,201

Total Information Technology		31,528,962

Materials (1.1%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	48,523
3.375%, 3/15/25	150,000	143,205
Albemarle Corp.
4.150%, 12/1/24	200,000	198,990
Dow Chemical Co.
8.550%, 5/15/19	150,000	182,992
3.000%, 11/15/22	150,000	144,260
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	99,792
6.000%, 7/15/18	250,000	280,264
Eastman Chemical Co.
2.700%, 1/15/20	250,000	249,567
3.600%, 8/15/22	100,000	100,859
Ecolab, Inc.
3.000%, 12/8/16	250,000	255,838
Lubrizol Corp.
8.875%, 2/1/19	55,000	67,428
LyondellBasell Industries N.V.
6.000%, 11/15/21	200,000	229,845
Monsanto Co.
1.150%, 6/30/17	250,000	248,673
2.750%, 7/15/21	60,000	58,446

Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	207,928

		2,516,610

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.250%, 1/15/21§	1,000,000	1,053,300

Containers & Packaging (0.2%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,248,000
9.875%, 8/15/19	800,000	840,480
5.750%, 10/15/20	900,000	921,420
8.250%, 2/15/21	400,000	415,000

		3,424,900

Metals & Mining (0.6%)
Barrick Gold Corp.
3.850%, 4/1/22	100,000	96,922
4.100%, 5/1/23	150,000	145,481
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	160,000	184,867
3.850%, 9/30/23	250,000	256,709
First Quantum Minerals Ltd.
6.750%, 2/15/20§	1,035,000	998,775
7.000%, 2/15/21§	1,035,000	988,425
FMG Resources (August 2006) Pty Ltd.
9.750%, 3/1/22§	4,000,000	4,130,000
Freeport-McMoRan, Inc.
2.150%, 3/1/17	100,000	100,169
3.100%, 3/15/20	200,000	197,679
3.875%, 3/15/23	150,000	136,249
Goldcorp, Inc.
2.125%, 3/15/18	100,000	100,154
Newmont Mining Corp.
3.500%, 3/15/22	100,000	95,330
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	124,577
Rio Tinto Finance USA plc
3.500%, 3/22/22	100,000	100,464
Teck Resources Ltd.
3.150%, 1/15/17	50,000	50,598
4.500%, 1/15/21	100,000	95,962
Vale Overseas Ltd.
4.375%, 1/11/22	150,000	146,502

		7,948,863

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22	124,000	133,982

Total Materials		15,077,655

Telecommunication Services (2.9%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
5.500%, 2/1/18	525,000	573,990
3.000%, 2/15/22	100,000	97,395
3.000%, 6/30/22	75,000	72,433
2.625%, 12/1/22	250,000	234,071
3.400%, 5/15/25	250,000	237,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

British Telecommunications plc
5.950%, 1/15/18	$100,000	$110,700
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, 4/30/21	1,000,000	1,046,300
5.750%, 1/15/24	1,000,000	1,005,000
Frontier Communications Corp.
8.500%, 4/15/20	500,000	527,500
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	1,000,000	885,500
Qwest Corp.
6.750%, 12/1/21	100,000	111,114
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	1,995,000
Telefonica Emisiones S.A.U.
4.570%, 4/27/23	150,000	158,485
Verizon Communications, Inc.
2.500%, 9/15/16	342,000	347,369
1.350%, 6/9/17	250,000	249,730
2.550%, 6/17/19	250,000	253,172
3.000%, 11/1/21	250,000	246,600
2.450%, 11/1/22	200,000	186,729
5.150%, 9/15/23	3,900,000	4,272,499
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,005,000
Wind Acquisition Finance S.A.
7.375%, 4/23/21§	1,000,000	1,011,300

		15,627,815

Wireless Telecommunication Services (1.8%)
Altice Financing S.A.
6.625%, 2/15/23§	1,500,000	1,489,200
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	221,390
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	114,034
Sprint Communications, Inc.
9.000%, 11/15/18§	3,500,000	3,954,300
7.000%, 8/15/20	1,000,000	992,500
11.500%, 11/15/21	2,500,000	2,956,250
Sprint Corp.
7.875%, 9/15/23	4,700,000	4,583,910
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,209,500
6.731%, 4/28/22	5,000,000	5,212,500
Vodafone Group plc
5.450%, 6/10/19	200,000	220,705
2.950%, 2/19/23	150,000	139,533

		25,093,822

Total Telecommunication Services		40,721,637

Utilities (1.8%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	147,496
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	129,674
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	158,342
3.400%, 9/1/21	100,000	103,803

Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	143,989
DTE Electric Co.
3.450%, 10/1/20	100,000	104,466
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	30,471
Duke Energy Corp.
2.100%, 6/15/18	250,000	253,085
5.050%, 9/15/19	165,000	182,836
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	106,318
Edison International
3.750%, 9/15/17	100,000	104,932
Entergy Corp.
4.700%, 1/15/17	200,000	209,164
5.125%, 9/15/20	50,000	54,425
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	105,363
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	201,237
Northern States Power Co.
5.250%, 3/1/18	25,000	27,519
2.150%, 8/15/22	100,000	95,301
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19	250,000	247,458
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	103,664
3.750%, 2/15/24	100,000	103,035
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	79,003
3.950%, 3/15/24	100,000	103,129
Progress Energy, Inc.
4.400%, 1/15/21	100,000	106,791
Public Service Electric & Gas Co.
3.050%, 11/15/24	150,000	148,637
Southern California Edison Co.
3.875%, 6/1/21	50,000	53,649
Southern Co.
2.150%, 9/1/19	150,000	148,654
2.750%, 6/15/20	150,000	150,259
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	113,635
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	109,826
3.100%, 5/15/25	200,000	197,044
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,617
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	109,248

		3,983,070

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	84,920
Dominion Gas Holdings LLC
3.600%, 12/15/24	150,000	149,056
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	1,992,600

		2,226,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Independent Power and Renewable Electricity Producers (1.2%)
Calpine Corp.
5.375%, 1/15/23	$3,000,000	$2,947,500
7.875%, 1/15/23§	699,000	751,425
5.750%, 1/15/25	3,000,000	2,917,500
Dynegy, Inc.
6.750%, 11/1/19§	5,000,000	5,215,000
InterGen N.V.
7.000%, 6/30/23§	5,000,000	4,550,000
Tennessee Valley Authority
5.500%, 7/18/17	500,000	547,451

		16,928,876

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	77,517
2.000%, 11/15/18	60,000	60,261
3.750%, 11/15/23	250,000	257,634
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	175,000	194,586
Consumers Energy Co.
2.850%, 5/15/22	50,000	49,698
3.375%, 8/15/23	100,000	101,589
NiSource Finance Corp.
6.400%, 3/15/18	40,000	44,882
6.125%, 3/1/22	100,000	115,375
Puget Energy, Inc.
3.650%, 5/15/25§	150,000	146,201
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	155,475
Sempra Energy
3.550%, 6/15/24	250,000	249,385

		1,452,603

Total Utilities		24,591,125

Total Corporate Bonds		352,252,519

Government Securities (16.1%)
Foreign Governments (0.6%)
Export-Import Bank of Korea
4.000% 1/11/17	250,000	259,346
4.000% 1/14/24	250,000	264,123
Federative Republic of Brazil
8.000% 1/15/18 (b)	178,000	192,863
5.875% 1/15/19	355,000	394,050
4.875% 1/22/21	250,000	261,375
4.250% 1/7/25	200,000	192,500
FMS Wertmanagement AoeR
0.625% 1/30/17	250,000	249,618
Japan Bank for International Cooperation
1.750% 5/29/19	300,000	301,373
Province of British Columbia
2.000% 10/23/22	200,000	195,429
Province of New Brunswick
2.750% 6/15/18	50,000	52,096
Province of Nova Scotia
5.125% 1/26/17	50,000	53,135
Province of Ontario
1.100% 10/25/17	500,000	500,554
2.000% 9/27/18	250,000	254,220
2.450% 6/29/22	150,000	149,789

Province of Quebec
2.750% 8/25/21	200,000	204,293
2.625% 2/13/23	200,000	200,531
2.875% 10/16/24	100,000	100,497
Republic of Colombia
7.375% 3/18/19	250,000	290,312
4.000% 2/26/24	200,000	199,000
Republic of Italy
5.250% 9/20/16	250,000	262,186
6.875% 9/27/23	100,000	124,970
Republic of Panama
4.000% 9/22/24	200,000	201,250
Republic of Peru
7.125% 3/30/19	260,000	302,575
Republic of Philippines
6.500% 1/20/20	250,000	295,313
10.625% 3/16/25	150,000	239,437
Republic of Poland
6.375% 7/15/19	150,000	173,235
5.000% 3/23/22	150,000	166,479
4.000% 1/22/24	100,000	104,624
Republic of South Africa
5.500% 3/9/20	150,000	163,125
Republic of Turkey
6.750% 4/3/18	250,000	275,625
7.500% 11/7/19	200,000	230,750
3.250% 3/23/23	250,000	232,188
7.375% 2/5/25	150,000	179,812
United Mexican States
5.625% 1/15/17	250,000	266,250
5.125% 1/15/20	300,000	330,900
4.000% 10/2/23	250,000	256,875

		8,120,698

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.107% 7/1/18	100,000	100,584
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/20	50,000	41,533
State of California Taxable Various Purpose, General Obligation Bonds,
Series 2010 6.650% 3/1/22	140,000	169,058
State of Illinois, General Obligation Bonds,
Series 2011 5.365% 3/1/17	150,000	156,563
5.877% 3/1/19	100,000	107,830

		575,568

Supranational (0.7%)
Asian Development Bank
0.750% 7/28/17	500,000	499,553
1.750% 9/11/18	250,000	253,659
1.875% 4/12/19	250,000	254,243
Council of Europe Development Bank
1.625% 3/10/20	500,000	497,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

European Bank for Reconstruction & Development
0.750% 9/1/17	$250,000	$248,911
1.000% 6/15/18	250,000	248,043
1.625% 11/15/18	150,000	151,112
European Investment Bank
1.750% 3/15/17	500,000	508,460
0.875% 4/18/17	500,000	500,829
5.125% 5/30/17	250,000	270,075
1.000% 8/17/17	500,000	501,076
1.000% 6/15/18	250,000	248,312
1.125% 8/15/18	500,000	498,905
1.625% 12/18/18	150,000	151,015
1.750% 6/17/19	500,000	502,767
1.625% 3/16/20	500,000	495,869
4.000% 2/16/21	200,000	220,705
Inter-American Development Bank
1.375% 10/18/16	500,000	505,004
1.000% 7/14/17	500,000	501,206
3.875% 2/14/20	150,000	164,102
3.000% 10/4/23	250,000	261,185
International Bank for Reconstruction & Development
0.625% 10/14/16	250,000	250,099
1.000% 6/15/18	500,000	496,913
1.875% 3/15/19	250,000	253,482
2.250% 6/24/21	500,000	506,250
2.125% 2/13/23	200,000	197,896
International Finance Corp.
1.125% 11/23/16	250,000	251,647
0.875% 6/15/18	250,000	247,696
1.750% 9/16/19	250,000	251,476

		9,938,280

U.S. Government Agencies (1.0%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	191,623
Federal Home Loan Bank
0.875% 5/24/17	3,500,000	3,510,808
5.250% 6/5/17	195,000	211,242
5.375% 8/15/24	300,000	365,328
Federal Home Loan Mortgage Corp.
5.125% 11/17/17	1,390,000	1,527,702
4.875% 6/13/18	409,000	454,141
1.375% 5/1/20	1,000,000	984,030
2.375% 1/13/22	1,850,000	1,871,874
Federal National Mortgage Association
(Zero Coupon), 6/1/17	650,000	640,655
5.375% 6/12/17	1,371,000	1,492,095
0.875% 5/21/18	1,050,000	1,044,879
1.875% 9/18/18	600,000	612,764
1.750% 9/12/19	1,000,000	1,007,159

		13,914,300

U.S. Treasuries (13.8%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	576,732
8.125% 8/15/19	1,704,000	2,163,548
8.500% 2/15/20	592,000	776,144
7.625% 2/15/25	3,000,000	4,394,121

U.S. Treasury Notes
0.625% 8/15/16	1,500,000	1,504,204
4.875% 8/15/16	372,000	390,649
0.500% 8/31/16	1,800,000	1,802,514
0.875% 9/15/16	1,500,000	1,508,613
1.000% 9/30/16	4,000,000	4,030,156
0.625% 10/15/16	2,500,000	2,506,677
0.375% 10/31/16	3,000,000	2,997,657
3.125% 10/31/16	465,000	481,504
0.875% 11/30/16	4,000,000	4,023,047
0.875% 12/31/16	3,000,000	3,017,593
3.250% 12/31/16	900,000	936,984
0.750% 1/15/17	550,000	552,028
0.875% 1/31/17	5,600,000	5,631,308
0.625% 2/15/17	2,000,000	2,002,910
0.500% 2/28/17	2,000,000	1,998,750
3.000% 2/28/17	840,000	874,150
3.250% 3/31/17	3,050,000	3,192,954
0.875% 4/30/17	1,000,000	1,005,039
0.625% 5/31/17	4,500,000	4,499,824
0.625% 6/30/17	2,000,000	1,999,531
0.750% 6/30/17	1,000,000	1,002,100
2.500% 6/30/17	5,750,000	5,962,087
0.500% 7/31/17	1,700,000	1,694,023
4.750% 8/15/17	3,900,000	4,233,671
0.625% 9/30/17	700,000	697,977
1.875% 9/30/17	2,250,000	2,306,931
0.750% 10/31/17	3,000,000	2,997,275
4.250% 11/15/17	730,000	789,313
1.000% 12/15/17	2,086,000	2,094,637
0.750% 12/31/17	4,000,000	3,991,250
2.625% 1/31/18	1,000,000	1,045,010
0.750% 2/28/18	250,000	248,984
2.750% 2/28/18	2,100,000	2,202,027
2.875% 3/31/18	1,600,000	1,683,984
0.625% 4/30/18	2,000,000	1,981,406
2.625% 4/30/18	1,800,000	1,884,199
1.375% 7/31/18	1,250,000	1,262,402
1.375% 9/30/18	1,500,000	1,512,173
1.250% 10/31/18	3,800,000	3,812,432
1.250% 11/30/18	1,600,000	1,603,875
1.500% 12/31/18	3,290,000	3,322,065
1.250% 1/31/19	4,250,000	4,251,328
1.375% 2/28/19	1,200,000	1,204,324
1.500% 2/28/19	2,500,000	2,520,508
1.625% 3/31/19	1,000,000	1,011,885
1.250% 4/30/19	2,200,000	2,194,994
1.625% 4/30/19	800,000	808,750
3.125% 5/15/19	900,000	960,398
1.500% 5/31/19	6,500,000	6,535,039
1.000% 6/30/19	1,300,000	1,281,287
1.625% 6/30/19	500,000	504,693
0.875% 7/31/19	500,000	489,570
1.625% 7/31/19	1,000,000	1,008,633
1.000% 8/31/19	2,500,000	2,456,055
1.625% 8/31/19	700,000	705,680
1.250% 10/31/19	200,000	198,186
3.375% 11/15/19	1,065,000	1,149,753
1.000% 11/30/19	1,100,000	1,075,916
1.500% 11/30/19	3,000,000	3,000,234
1.125% 12/31/19	1,500,000	1,473,442
3.625% 2/15/20	995,000	1,086,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

1.375% 2/29/20	$800,000	$793,195
1.375% 3/31/20	1,500,000	1,485,410
1.375% 4/30/20	800,000	791,219
3.500% 5/15/20	2,450,000	2,664,184
1.375% 5/31/20	450,000	444,568
1.500% 5/31/20	1,000,000	994,512
1.625% 6/30/20	400,000	399,937
2.000% 7/31/20	500,000	508,423
2.625% 8/15/20	1,825,000	1,908,337
2.000% 9/30/20	1,100,000	1,116,060
2.625% 11/15/20	300,000	313,354
2.375% 12/31/20	800,000	824,695
3.625% 2/15/21	3,350,000	3,674,826
3.125% 5/15/21	9,000,000	9,625,694
2.125% 6/30/21	1,800,000	1,822,254
2.250% 7/31/21	500,000	509,390
2.125% 8/15/21	1,550,000	1,567,271
2.125% 9/30/21	1,000,000	1,010,000
2.000% 11/15/21	3,000,000	3,004,775
1.875% 11/30/21	2,000,000	1,986,719
1.500% 1/31/22	600,000	580,875
2.000% 2/15/22	750,000	749,795
1.750% 3/31/22	2,500,000	2,454,126
1.750% 4/30/22	1,000,000	980,977
1.750% 5/15/22	1,300,000	1,274,813
2.125% 6/30/22	1,000,000	1,004,219
1.750% 5/15/23	3,700,000	3,578,485
2.500% 8/15/23	650,000	663,870
2.750% 11/15/23	1,650,000	1,714,937
2.750% 2/15/24	450,000	467,165
2.500% 5/15/24	2,750,000	2,796,621
2.375% 8/15/24	2,500,000	2,513,281
2.250% 11/15/24	2,300,000	2,285,108
2.000% 2/15/25	1,400,000	1,359,791
2.125% 5/15/25	2,100,000	2,061,568

		193,042,012

Total Government Securities		225,590,858

Total Long-Term Debt Securities (41.8%) (Cost $584,820,738)		586,061,936

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000% (b)*†	200,000	—

Total Consumer Discretionary		—

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley
6.375% (l)	30,000	763,800

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250% (l)*	99,600	373,500

Total Financials		1,137,300

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc
0.000%*	31	31,000
CEVA Holdings LLC
0.000%*	1,408	1,041,898

Total Industrials		1,072,898

Total Preferred Stocks (0.2%) (Cost $5,198,219)		2,210,198

CONVERTIBLE PREFERRED STOCKS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
5.750%	1,700	1,224,000

Total Energy		1,224,000

Financials (1.2%)
Banks (1.1%)
Bank of America Corp.
7.250%	8,210	9,129,520
Wells Fargo & Co.
7.500%	5,000	5,875,000

		15,004,520

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	50,000	1,233,500

Total Financials		16,238,020

Health Care (0.1%)
Pharmaceuticals (0.1%)
Allergan plc
5.500%	2,000	2,085,160

Total Health Care		2,085,160

Materials (0.2%)
Metals & Mining (0.2%)
Alcoa, Inc.
5.375%	60,000	2,371,800

Total Materials		2,371,800

Utilities (0.2%)
Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.000%	12,500	672,875
6.125%	12,500	669,875
6.375%	37,100	1,732,570

Total Utilities		3,075,320

Total Convertible Preferred Stocks (1.8%) (Cost $20,981,511)		24,994,300

COMMON STOCKS:
Consumer Discretionary (3.7%)
Auto Components (0.1%)
BorgWarner, Inc.	2,731	155,230
Delphi Automotive plc	3,501	297,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Goodyear Tire & Rubber Co.	3,252	$98,048
Johnson Controls, Inc.	7,927	392,624

		943,802

Automobiles (1.0%)
Ford Motor Co.	448,081	6,725,696
General Motors Co.	204,735	6,823,817
Harley-Davidson, Inc.	2,551	143,749

		13,693,262

Distributors (0.0%)
Genuine Parts Co.	1,842	164,914

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,321	98,468

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	5,433	268,336
Chipotle Mexican Grill, Inc.*	374	226,266
Darden Restaurants, Inc.	1,529	108,681
Las Vegas Sands Corp.	20,000	1,051,400
Marriott International, Inc., Class A	2,502	186,124
McDonald’s Corp.	11,591	1,101,956
Royal Caribbean Cruises Ltd.	1,987	156,357
Starbucks Corp.	18,148	973,005
Starwood Hotels & Resorts Worldwide, Inc.	2,071	167,938
Wyndham Worldwide Corp.	1,454	119,097
Wynn Resorts Ltd.	977	96,401
Yum! Brands, Inc.	5,224	470,578

		4,926,139

Household Durables (0.1%)
D.R. Horton, Inc.	4,011	109,741
Garmin Ltd.	1,458	64,050
Harman International Industries, Inc.	861	102,407
Leggett & Platt, Inc.	1,669	81,247
Lennar Corp., Class A	2,154	109,940
Mohawk Industries, Inc.*	749	142,984
Newell Rubbermaid, Inc.	3,270	134,429
PulteGroup, Inc.	3,998	80,560
Whirlpool Corp.	955	165,263

		990,621

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,619	2,005,062
Expedia, Inc.	1,213	132,642
Netflix, Inc.*	734	482,194
Priceline Group, Inc.*	628	723,060
TripAdvisor, Inc.*	1,345	117,203

		3,460,161

Leisure Products (0.0%)
Hasbro, Inc.	1,350	100,966
Mattel, Inc.	4,081	104,841

		205,807

Media (0.6%)
Cablevision Systems Corp. – New York Group, Class A	2,648	63,393
CBS Corp. (Non-Voting), Class B	5,477	303,974

Comcast Corp., Class A	30,401	1,828,316
Dex Media, Inc.*	23,148	16,898
DIRECTV*	6,089	564,998
Discovery Communications, Inc., Class A*	4,951	157,786
Gannett Co., Inc.*	1	7
Interpublic Group of Cos., Inc.	4,974	95,849
News Corp., Class A*	6,025	87,905
Omnicom Group, Inc.	2,976	206,802
Scripps Networks Interactive, Inc., Class A	1,175	76,810
TEGNA, Inc.	2,737	87,776
Time Warner Cable, Inc.	3,419	609,163
Time Warner, Inc.	9,974	871,827
Twenty-First Century Fox, Inc., Class A	21,401	696,496
Viacom, Inc., Class B	4,322	279,374
Walt Disney Co.	18,880	2,154,963

		8,102,337

Multiline Retail (0.9%)
Dollar General Corp.	3,594	279,398
Dollar Tree, Inc.*	2,481	195,974
Family Dollar Stores, Inc.	1,160	91,420
Kohl’s Corp.	2,394	149,888
Macy’s, Inc.	4,069	274,535
Nordstrom, Inc.	1,697	126,427
Target Corp.	136,623	11,152,535

		12,270,177

Specialty Retail (0.4%)
AutoNation, Inc.*	905	56,997
AutoZone, Inc.*	385	256,757
Bed Bath & Beyond, Inc.*	2,072	142,927
Best Buy Co., Inc.	3,512	114,526
CarMax, Inc.*	2,533	167,710
GameStop Corp., Class A	1,310	56,278
Gap, Inc.	3,199	122,106
Home Depot, Inc.	15,711	1,745,963
L Brands, Inc.	2,965	254,189
Lowe’s Cos., Inc.	11,281	755,489
O’Reilly Automotive, Inc.*	1,226	277,052
Ross Stores, Inc.	4,994	242,758
Staples, Inc.	7,726	118,285
Tiffany & Co.	1,358	124,664
TJX Cos., Inc.	8,234	544,844
Tractor Supply Co.	1,643	147,771
Urban Outfitters, Inc.*	1,207	42,245

		5,170,561

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,327	115,147
Fossil Group, Inc.*	535	37,108
Hanesbrands, Inc.	4,835	161,102
Michael Kors Holdings Ltd.*	2,422	101,942
NIKE, Inc., Class B	8,440	911,689
PVH Corp.	995	114,624
Ralph Lauren Corp.	727	96,226
Under Armour, Inc., Class A*	2,041	170,301
VF Corp.	4,129	287,956

		1,996,095

Total Consumer Discretionary		52,022,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (1.9%)
Beverages (0.7%)
Brown-Forman Corp., Class B	1,880	$188,338
Coca-Cola Co.	47,446	1,861,307
Coca-Cola Enterprises, Inc.	2,618	113,726
Constellation Brands, Inc., Class A	2,050	237,841
Dr. Pepper Snapple Group, Inc.	2,328	169,711
Molson Coors Brewing Co., Class B	1,928	134,594
Monster Beverage Corp.*	1,772	237,483
PepsiCo, Inc.	80,853	7,546,819

		10,489,819

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	5,323	718,924
CVS Health Corp.	13,647	1,431,297
Kroger Co.	5,926	429,694
Sysco Corp.	7,205	260,101
Walgreens Boots Alliance, Inc.	10,554	891,180
Wal-Mart Stores, Inc.	19,087	1,353,841
Whole Foods Market, Inc.	4,351	171,604

		5,256,641

Food Products (0.3%)
Archer-Daniels-Midland Co.	7,504	361,843
Campbell Soup Co.	2,144	102,162
ConAgra Foods, Inc.	5,137	224,590
General Mills, Inc.	7,210	401,741
Hershey Co.	1,785	158,561
Hormel Foods Corp.	1,625	91,601
J.M. Smucker Co.	1,173	127,165
Kellogg Co.	3,054	191,486
Keurig Green Mountain, Inc.	1,397	107,052
Kraft Foods Group, Inc.	7,164	609,943
McCormick & Co., Inc. (Non-Voting)	1,547	125,230
Mead Johnson Nutrition Co.	2,440	220,137
Mondelez International, Inc., Class A	19,674	809,388
Tyson Foods, Inc., Class A	3,524	150,228

		3,681,127

Household Products (0.3%)
Clorox Co.	1,582	164,560
Colgate-Palmolive Co.	10,283	672,611
Kimberly-Clark Corp.	4,408	467,116
Procter & Gamble Co.	32,813	2,567,289

		3,871,576

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	2,690	233,115

Tobacco (0.2%)
Altria Group, Inc.	23,797	1,163,911
Philip Morris International, Inc.	18,737	1,502,145
Reynolds American, Inc.	5,028	375,419

		3,041,475

Total Consumer Staples		26,573,753

Energy (5.5%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	5,241	323,370
Cameron International Corp.*	2,337	122,389
Diamond Offshore Drilling, Inc.	813	20,983
Ensco plc, Class A	2,827	62,957
FMC Technologies, Inc.*	2,792	115,840
Halliburton Co.	70,297	3,027,692
Helmerich & Payne, Inc.	1,299	91,475
National Oilwell Varco, Inc.	4,692	226,530
Noble Corp. plc	2,920	44,939
Schlumberger Ltd.	62,380	5,376,532
Transocean Ltd.	4,109	66,237

		9,478,944

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	68,144	5,319,321
Apache Corp.	4,545	261,928
BP plc (ADR)	275,000	10,989,000
Cabot Oil & Gas Corp.	4,984	157,195
Canadian Oil Sands Ltd.	150,000	1,212,970
Chesapeake Energy Corp.	6,242	69,723
Chevron Corp.	112,744	10,876,414
Cimarex Energy Co.	1,133	124,981
ConocoPhillips Co.	14,913	915,807
CONSOL Energy, Inc.	2,778	60,394
Devon Energy Corp.	4,661	277,283
EOG Resources, Inc.	6,640	581,332
EQT Corp.	1,832	149,015
Exxon Mobil Corp.	80,586	6,704,755
Hess Corp.	2,963	198,166
Kinder Morgan, Inc.	20,979	805,384
Marathon Oil Corp.	8,141	216,062
Marathon Petroleum Corp.	6,586	344,514
Murphy Oil Corp.	2,013	83,680
Newfield Exploration Co.*	1,940	70,073
Noble Energy, Inc.	4,665	199,102
Occidental Petroleum Corp.	24,293	1,889,267
ONEOK, Inc.	2,514	99,253
Phillips 66	6,555	528,071
Pioneer Natural Resources Co.	1,813	251,445
Range Resources Corp.	2,000	98,760
Royal Dutch Shell plc (ADR), Class A	226,300	12,901,363
Southwestern Energy Co.*	4,638	105,422
Spectra Energy Corp.	58,094	1,893,864
Tesoro Corp.	1,534	129,485
Total S.A. (ADR)	105,000	5,162,850
Valero Energy Corp.	6,152	385,115
Williams Cos., Inc.	83,165	4,772,839

		67,834,833

Total Energy		77,313,777

Financials (3.9%)
Banks (2.0%)
Bank of America Corp.	197,019	3,353,263
BB&T Corp.	8,841	356,381
Citigroup, Inc.	36,697	2,027,142
Comerica, Inc.	2,152	110,441
Fifth Third Bancorp	9,828	204,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Huntington Bancshares, Inc./Ohio	9,772	$110,521
JPMorgan Chase & Co.	130,885	8,868,768
KeyCorp	10,317	154,961
M&T Bank Corp.	1,603	200,263
People’s United Financial, Inc.	3,719	60,285
PNC Financial Services Group, Inc.	6,279	600,586
Regions Financial Corp.	16,198	167,811
SunTrust Banks, Inc./Georgia	6,244	268,617
U.S. Bancorp/Minnesota	21,481	932,276
Wells Fargo & Co.	179,549	10,097,836
Zions Bancorp	2,449	77,719

		27,591,489

Capital Markets (0.4%)
Affiliated Managers Group, Inc.*	659	144,058
Ameriprise Financial, Inc.	2,201	274,971
Bank of New York Mellon Corp.	13,565	569,323
BlackRock, Inc.	1,530	529,349
Charles Schwab Corp.	13,983	456,545
E*TRADE Financial Corp.*	3,484	104,346
Franklin Resources, Inc.	4,725	231,667
Goldman Sachs Group, Inc.	4,860	1,014,719
Invesco Ltd.	5,235	196,260
Legg Mason, Inc.	1,196	61,630
Morgan Stanley	18,594	721,261
Northern Trust Corp.	2,647	202,390
State Street Corp.	4,972	382,844
T. Rowe Price Group, Inc.	3,178	247,026

		5,136,389

Consumer Finance (0.1%)
American Express Co.	10,571	821,578
Capital One Financial Corp.	6,609	581,394
Discover Financial Services	5,352	308,382
Navient Corp.	4,706	85,696

		1,797,050

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	22,058	3,002,314
CME Group, Inc./Illinois	3,849	358,188
Intercontinental Exchange, Inc.	1,351	302,097
Leucadia National Corp.	3,804	92,361
McGraw Hill Financial, Inc.	3,321	333,595
Moody’s Corp.	2,145	231,574
NASDAQ OMX Group, Inc.	1,426	69,603

		4,389,732

Insurance (0.7%)
ACE Ltd.	3,948	401,433
Aflac, Inc.	5,248	326,426
Allstate Corp.	4,947	320,912
American International Group, Inc.	16,127	996,971
Aon plc	3,408	339,709
Assurant, Inc.	819	54,873
Chubb Corp.	2,784	264,870
Cincinnati Financial Corp.	1,782	89,421

Genworth Financial, Inc., Class A*	5,995	45,382
Hartford Financial Services Group, Inc.	5,077	211,051
Lincoln National Corp.	3,093	183,167
Loews Corp.	3,601	138,674
Marsh & McLennan Cos., Inc.	6,498	368,437
MetLife, Inc.	81,230	4,548,068
Principal Financial Group, Inc.	3,299	169,206
Progressive Corp.	6,464	179,893
Prudential Financial, Inc.	5,475	479,172
Torchmark Corp.	1,534	89,309
Travelers Cos., Inc.	3,876	374,654
Unum Group	3,033	108,430
XL Group plc	3,709	137,975

		9,828,033

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	5,120	477,645
Apartment Investment & Management Co. (REIT), Class A	1,886	69,650
AvalonBay Communities, Inc. (REIT)	1,606	256,751
Boston Properties, Inc. (REIT)	1,848	223,682
Crown Castle International Corp. (REIT)	4,082	327,785
Equinix, Inc. (REIT)	690	175,260
Equity Residential (REIT)	4,388	307,906
Essex Property Trust, Inc. (REIT)	786	167,025
General Growth Properties, Inc. (REIT)	7,578	194,451
HCP, Inc. (REIT)	5,557	202,664
Health Care REIT, Inc. (REIT)	4,248	278,796
Host Hotels & Resorts, Inc. (REIT)	9,137	181,187
Iron Mountain, Inc. (REIT)	2,256	69,936
Kimco Realty Corp. (REIT)	4,977	112,181
Macerich Co. (REIT)	1,698	126,671
Plum Creek Timber Co., Inc. (REIT)	2,124	86,171
Prologis, Inc. (REIT)	6,339	235,177
Public Storage (REIT)	1,751	322,832
Realty Income Corp. (REIT)	2,813	124,869
Simon Property Group, Inc. (REIT)	3,765	651,420
SL Green Realty Corp. (REIT)	1,210	132,967
Ventas, Inc. (REIT)	3,702	229,857
Vornado Realty Trust (REIT)	2,108	200,112
Weyerhaeuser Co. (REIT)	6,262	197,253

		5,352,248

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,374	124,838

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,809	57,393

Total Financials		54,277,172

Health Care (5.0%)
Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc.*	2,708	489,525
Amgen, Inc.	9,196	1,411,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Biogen, Inc.*	2,846	$1,149,613
Celgene Corp.*	9,593	1,110,246
Gilead Sciences, Inc.	17,775	2,081,097
Regeneron Pharmaceuticals, Inc.*	912	465,239
Vertex Pharmaceuticals, Inc.*	2,949	364,142

		7,071,632

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	18,006	883,734
Baxter International, Inc.	6,583	460,349
Becton, Dickinson and Co.	2,535	359,083
Boston Scientific Corp.*	16,215	287,006
C.R. Bard, Inc.	896	152,947
DENTSPLY International, Inc.	1,693	87,274
Edwards Lifesciences Corp.*	1,301	185,301
Intuitive Surgical, Inc.*	446	216,087
Medtronic plc	17,236	1,277,188
St. Jude Medical, Inc.	3,393	247,927
Stryker Corp.	3,609	344,912
Varian Medical Systems, Inc.*	1,207	101,786
Zimmer Biomet Holdings, Inc.	2,069	225,997

		4,829,591

Health Care Providers & Services (0.5%)
Aetna, Inc.	4,223	538,264
AmerisourceBergen Corp.	2,516	267,551
Anthem, Inc.	3,200	525,248
Cardinal Health, Inc.	4,007	335,186
Cigna Corp.	3,117	504,954
DaVita HealthCare Partners, Inc.*	2,082	165,457
Express Scripts Holding Co.*	8,821	784,540
HCA Holdings, Inc.*	3,508	318,246
Henry Schein, Inc.*	1,011	143,683
Humana, Inc.	1,804	345,069
Laboratory Corp. of America Holdings*	1,210	146,676
McKesson Corp.	2,808	631,266
Patterson Cos., Inc.	1,034	50,304
Quest Diagnostics, Inc.	1,741	126,257
Tenet Healthcare Corp.*	1,189	68,819
UnitedHealth Group, Inc.	11,520	1,405,440
Universal Health Services, Inc., Class B	1,098	156,026

		6,512,986

Health Care Technology (0.0%)
Cerner Corp.*	3,711	256,282

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,051	156,288
PerkinElmer, Inc.	1,364	71,801
Thermo Fisher Scientific, Inc.	4,815	624,794
Waters Corp.*	1,002	128,637

		981,520

Pharmaceuticals (3.6%)
AbbVie, Inc.	20,798	1,397,418
Allergan plc*	4,747	1,440,524
Bristol-Myers Squibb Co.	49,162	3,271,239
Eli Lilly & Co.	104,419	8,717,942

Endo International plc*	2,458	195,780
Hospira, Inc.*	2,094	185,759
Johnson & Johnson	76,232	7,429,571
Mallinckrodt plc*	1,425	167,751
Merck & Co., Inc.	148,970	8,480,862
Mylan N.V.*	4,979	337,875
Perrigo Co. plc	1,769	326,964
Pfizer, Inc.	349,475	11,717,897
Sanofi S.A. (ADR)	135,000	6,686,550
Zoetis, Inc.	6,040	291,249

		50,647,381

Total Health Care		70,299,392

Industrials (3.9%)
Aerospace & Defense (1.3%)
Boeing Co.	19,579	2,715,999
General Dynamics Corp.	3,778	535,305
Honeywell International, Inc.	9,461	964,738
L-3 Communications Holdings, Inc.	996	112,926
Lockheed Martin Corp.	33,235	6,178,386
Northrop Grumman Corp.	2,344	371,829
Precision Castparts Corp.	1,672	334,183
Raytheon Co.	42,807	4,095,774
Rockwell Collins, Inc.	1,604	148,129
Textron, Inc.	3,339	149,020
United Technologies Corp.	17,013	1,887,252

		17,493,541

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,765	110,118
CEVA Holdings LLC*	1,065	787,997
Expeditors International of Washington, Inc.	2,313	106,641
FedEx Corp.	3,191	543,746
United Parcel Service, Inc., Class B	8,404	814,432

		2,362,934

Airlines (0.1%)
American Airlines Group, Inc.	8,380	334,655
Delta Air Lines, Inc.	9,941	408,376
Southwest Airlines Co.	8,083	267,467

		1,010,498

Building Products (0.0%)
Allegion plc	1,158	69,642
Masco Corp.	4,217	112,468

		182,110

Commercial Services & Supplies (0.6%)
ADT Corp.	2,065	69,322
Cintas Corp.	1,148	97,109
Pitney Bowes, Inc.	2,433	50,631
Republic Services, Inc.	83,024	3,252,050
Stericycle, Inc.*	1,025	137,258
Tyco International plc	5,066	194,940
Waste Management, Inc.	97,650	4,526,077

		8,327,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.0%)
Fluor Corp.	1,783	$94,517
Jacobs Engineering Group, Inc.*	1,548	62,879
Quanta Services, Inc.*	2,551	73,520

		230,916

Electrical Equipment (0.1%)
AMETEK, Inc.	2,908	159,300
Eaton Corp. plc	5,650	381,318
Emerson Electric Co.	8,083	448,041
Rockwell Automation, Inc.	1,634	203,662

		1,192,321

Industrial Conglomerates (1.3%)
3M Co.	7,673	1,183,944
Danaher Corp.	7,448	637,474
General Electric Co.	592,865	15,752,423
Roper Technologies, Inc.	1,210	208,677

		17,782,518

Machinery (0.2%)
Caterpillar, Inc.	7,311	620,119
Cummins, Inc.	2,031	266,447
Deere & Co.	4,039	391,985
Dover Corp.	1,967	138,044
Flowserve Corp.	1,625	85,572
Illinois Tool Works, Inc.	4,092	375,605
Ingersoll-Rand plc	3,209	216,351
Joy Global, Inc.	1,176	42,571
PACCAR, Inc.	4,276	272,851
Pall Corp.	1,286	160,043
Parker-Hannifin Corp.	1,678	195,202
Pentair plc	2,201	151,319
Snap-on, Inc.	701	111,634
Stanley Black & Decker, Inc.	1,860	195,746
Xylem, Inc.	2,200	81,554

		3,305,043

Professional Services (0.0%)
Dun & Bradstreet Corp.	434	52,948
Equifax, Inc.	1,441	139,907
Nielsen N.V.	4,476	200,390
Robert Half International, Inc.	1,630	90,465

		483,710

Road & Rail (0.1%)
CSX Corp.	11,947	390,070
J.B. Hunt Transport Services, Inc.	1,113	91,366
Kansas City Southern	1,332	121,478
Norfolk Southern Corp.	3,708	323,931
Ryder System, Inc.	639	55,830
Union Pacific Corp.	10,590	1,009,968

		1,992,643

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,279	138,308
United Rentals, Inc.*	1,164	101,990
W.W. Grainger, Inc.	724	171,335

		411,633

Total Industrials		54,775,254

Information Technology (4.7%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	241,562	6,633,293
F5 Networks, Inc.*	870	104,704
Harris Corp.	1,491	114,673
Juniper Networks, Inc.	4,251	110,398
Motorola Solutions, Inc.	2,246	128,786
QUALCOMM, Inc.	46,710	2,925,447

		10,017,301

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,741	216,866
Corning, Inc.	15,222	300,330
FLIR Systems, Inc.	1,687	51,993
TE Connectivity Ltd.	4,932	317,128

		886,317

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	2,157	150,602
eBay, Inc.*	13,371	805,469
Facebook, Inc., Class A*	25,474	2,184,778
Google, Inc., Class A*	6,934	3,676,829
VeriSign, Inc.*	1,269	78,323
Yahoo!, Inc.*	10,556	414,745

		7,310,746

IT Services (0.5%)
Accenture plc, Class A	7,575	733,109
Alliance Data Systems Corp.*	750	218,955
Automatic Data Processing, Inc.	5,679	455,626
Cognizant Technology Solutions Corp., Class A*	7,389	451,394
Computer Sciences Corp.	1,666	109,356
Fidelity National Information Services, Inc.	3,438	212,468
Fiserv, Inc.*	2,879	238,468
International Business Machines Corp.	11,086	1,803,249
MasterCard, Inc., Class A	11,723	1,095,866
Paychex, Inc.	3,942	184,801
Teradata Corp.*	1,751	64,787
Total System Services, Inc.	1,987	82,997
Visa, Inc., Class A	23,395	1,570,974
Western Union Co.	6,290	127,876
Xerox Corp.	12,610	134,170

		7,484,096

Semiconductors & Semiconductor Equipment (1.1%)
Altera Corp.	3,629	185,805
Analog Devices, Inc.	3,793	243,454
Applied Materials, Inc.	14,934	287,031
Avago Technologies Ltd.	3,111	413,545
Broadcom Corp., Class A	6,574	338,495
First Solar, Inc.*	908	42,658
Intel Corp.	257,377	7,828,121
KLA-Tencor Corp.	1,962	110,284
Lam Research Corp.	1,922	156,355
Linear Technology Corp.	2,885	127,604
Microchip Technology, Inc.	2,430	115,243
Micron Technology, Inc.*	12,993	244,788
NVIDIA Corp.	6,229	125,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Qorvo, Inc.*	1,818	$145,931
Skyworks Solutions, Inc.	2,302	239,638
Texas Instruments, Inc.	86,783	4,470,192
Xilinx, Inc.	3,154	139,281

		15,213,690

Software (1.0%)
Adobe Systems, Inc.*	5,739	464,916
Autodesk, Inc.*	2,734	136,905
CA, Inc.	3,846	112,649
Citrix Systems, Inc.*	1,928	135,269
Electronic Arts, Inc.*	3,750	249,375
Intuit, Inc.	3,338	336,370
Microsoft Corp.	221,841	9,794,280
Oracle Corp.	38,558	1,553,888
Red Hat, Inc.*	2,212	167,957
Salesforce.com, Inc.*	7,374	513,452
Symantec Corp.	8,231	191,371

		13,656,432

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	69,678	8,739,363
EMC Corp.	23,489	619,875
Hewlett-Packard Co.	21,848	655,658
NetApp, Inc.	3,761	118,697
SanDisk Corp.	2,515	146,423
Seagate Technology plc	3,839	182,353
Western Digital Corp.	2,619	205,382

		10,667,751

Total Information Technology		65,236,333

Materials (4.5%)
Chemicals (3.0%)
Agrium, Inc.	55,000	5,827,250
Air Products and Chemicals, Inc.	2,342	320,456
Airgas, Inc.	816	86,317
BASF SE	30,000	2,636,174
CF Industries Holdings, Inc.	2,847	183,005
Dow Chemical Co.	259,924	13,300,311
E.I. du Pont de Nemours & Co.	130,952	8,374,381
Eastman Chemical Co.	1,793	146,703
Ecolab, Inc.	3,248	367,251
FMC Corp.	1,608	84,500
International Flavors & Fragrances, Inc.	974	106,449
LyondellBasell Industries N.V., Class A	54,672	5,659,646
Monsanto Co.	5,759	613,852
Mosaic Co.	58,751	2,752,484
PPG Industries, Inc.	3,282	376,511
Praxair, Inc.	3,483	416,393
Sherwin-Williams Co.	958	263,469
Sigma-Aldrich Corp.	1,441	200,803

		41,715,955

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	746	105,567
Vulcan Materials Co.	1,594	133,784

		239,351

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,092	66,546
Ball Corp.	1,657	116,239
MeadWestvaco Corp.	4,042	190,742
Owens-Illinois, Inc.*	1,982	45,467
Sealed Air Corp.	2,535	130,248

		549,242

Metals & Mining (1.5%)
Alcoa, Inc.	14,742	164,373
Allegheny Technologies, Inc.	1,311	39,592
BHP Billiton plc	257,100	5,045,565
Freeport-McMoRan, Inc.	231,542	4,311,312
Goldcorp, Inc.	85,100	1,378,620
Newmont Mining Corp.	6,397	149,434
Nucor Corp.	3,848	169,581
Rio Tinto plc (ADR)	222,000	9,148,620
South32 Ltd.*	257,100	347,413

		20,754,510

Paper & Forest Products (0.0%)
International Paper Co.	5,100	242,709

Total Materials		63,501,767

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	272,508	9,679,484
CenturyLink, Inc.	51,833	1,522,854
Frontier Communications Corp.	13,949	69,048
Level 3 Communications, Inc.*	3,559	187,453
Telstra Corp., Ltd.	800,000	3,789,853
Verizon Communications, Inc.	167,088	7,791,443

		23,040,135

Wireless Telecommunication Services (0.2%)
Vodafone Group plc	654,545	2,363,901

Total Telecommunication Services		25,404,036

Utilities (5.8%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	55,906	2,961,341
Duke Energy Corp.	135,855	9,594,080
Edison International	3,930	218,429
Entergy Corp.	2,177	153,478
Eversource Energy	3,821	173,512
Exelon Corp.	240,436	7,554,499
FirstEnergy Corp.	65,080	2,118,354
NextEra Energy, Inc.	95,802	9,391,470
Pepco Holdings, Inc.	3,050	82,167
Pinnacle West Capital Corp.	1,334	75,891
PPL Corp.	108,718	3,203,919
Southern Co.	185,974	7,792,311
Xcel Energy, Inc.	156,103	5,023,395

		48,342,846

Gas Utilities (0.1%)
AGL Resources, Inc.	41,444	1,929,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	8,254	$109,448
Dynegy, Inc.*	62,783	1,836,403
NRG Energy, Inc.	4,074	93,213
Talen Energy Corp.*	1	22

		2,039,086

Multi-Utilities (2.0%)
Ameren Corp.	2,927	110,289
CenterPoint Energy, Inc.	5,185	98,671
CMS Energy Corp.	3,323	105,804
Consolidated Edison, Inc.	3,533	204,490
Dominion Resources, Inc.	93,478	6,250,874
DTE Energy Co.	2,169	161,894
NiSource, Inc.	3,861	176,023
PG&E Corp.	189,008	9,280,293
Public Service Enterprise Group, Inc.	146,105	5,739,004
SCANA Corp.	1,724	87,321
Sempra Energy	35,815	3,543,536
TECO Energy, Inc.	152,842	2,699,190
WEC Energy Group, Inc.	3,803	171,015

		28,628,404

Total Utilities		80,939,969

Total Common Stocks (40.7%) (Cost $427,222,584)		570,343,797

	Number of Warrants	Value (Note 1)
WARRANTS:
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc., expiring 10/2/17* (Cost $—)	13,973	55,333

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (10.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	148,837,533	148,837,533

Total Short-Term Investments (10.6%) (Cost $148,837,533)		148,837,533

Total Investments (95.1%) (Cost $1,187,060,585)		1,332,503,097
Other Assets Less Liabilities (4.9%)		69,129,707

Net Assets (100%)		$1,401,632,804

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $95,350,615 or 6.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.

Glossary:

ADR	— American Depositary Receipt
AGM	— Insured by Assured Guaranty Municipal Corp.
EUR	— European Currency Unit
PIK	— Payment-in Kind Security

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,301	September-15	$136,547,092	$133,638,720	$(2,908,372)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$52,022,344	$—	$—		$52,022,344
Consumer Staples	26,573,753	—	—		26,573,753
Energy	77,313,777	—	—		77,313,777
Financials	54,277,172	—	—		54,277,172
Health Care	70,299,392	—	—		70,299,392
Industrials	53,987,257	—	787,997		54,775,254
Information Technology	65,236,333	—	—		65,236,333
Materials	55,472,615	8,029,152	—		63,501,767
Telecommunication Services	17,775,799	7,628,237	—		25,404,036
Utilities	80,939,969	—	—		80,939,969
Convertible Bonds
Consumer Discretionary	2,523,000	—	—		2,523,000
Energy	—	3,628,125	—		3,628,125
Financials	—	2,067,434	—		2,067,434
Convertible Preferred Stocks
Energy	1,224,000	—	—		1,224,000
Financials	16,238,020	—	—		16,238,020
Health Care	2,085,160	—	—		2,085,160
Materials	2,371,800	—	—		2,371,800
Utilities	3,075,320	—	—		3,075,320
Corporate Bonds			—
Consumer Discretionary	—	56,818,872	—		56,818,872
Consumer Staples	—	12,989,292	—		12,989,292
Energy	—	53,794,917	—		53,794,917
Financials	—	74,150,479	—		74,150,479
Health Care	—	24,721,378	—		24,721,378
Industrials	—	17,858,202	—		17,858,202
Information Technology	—	31,528,962	—		31,528,962
Materials	—	15,077,655	—		15,077,655
Telecommunication Services	—	40,721,637	—		40,721,637
Utilities	—	24,591,125	—		24,591,125
Government Securities
Foreign Governments	—	8,120,698	—		8,120,698
Municipal Bonds	—	575,568	—		575,568
Supranational	—	9,938,280	—		9,938,280
U.S. Government Agencies	—	13,914,300	—		13,914,300
U.S. Treasuries	—	193,042,012	—		193,042,012
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	1,137,300	—	—		1,137,300
Industrials	—	—	1,072,898		1,072,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments	$148,837,533	$—	$—	$148,837,533
Warrants
Utilities	55,333	—	—	55,333

Total Assets	$731,445,877	$599,196,325	$1,860,895	$1,332,503,097

Liabilities:
Futures	$(2,908,372)	$—	$—	$(2,908,372)

Total Liabilities	$(2,908,372)	$—	$—	$(2,908,372)

Total	$728,537,505	$599,196,325	$1,860,895	$1,329,594,725

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,908,372	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$4,900,327	$4,900,327

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(3,588,015)	$(3,588,015)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $144,533,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,114,971
Long-term U.S. government debt securities	45,157,311

$156,272,282

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$111,265,067
Long-term U.S. government debt securities	52,662,005

$163,927,072

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,445,945
Aggregate gross unrealized depreciation	(60,392,790)

Net unrealized appreciation	$145,053,155

Federal income tax cost of investments	$1,187,449,942

For the six months ended June 30, 2015, the Portfolio incurred approximately $4,640 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,187,060,585)	$1,332,503,097
Cash	45,372,239
Foreign cash (Cost $5,776,349)	5,277,646
Cash held as collateral at broker	5,998,400
Receivable for securities sold	20,801,366
Dividends, interest and other receivables	7,982,093
Due from broker for futures variation margin	254,078
Receivable from Separate Accounts for Trust shares sold	186,172
Other assets	14,281

Total assets	1,418,389,372

LIABILITIES
Payable for securities purchased	14,863,385
Investment management fees payable	744,148
Payable to Separate Accounts for Trust shares redeemed	644,993
Distribution fees payable – Class IB	193,787
Administrative fees payable	144,764
Trustees’ fees payable	3,966
Distribution fees payable – Class IA	808
Accrued expenses	160,717

Total liabilities	16,756,568

NET ASSETS	$1,401,632,804

Net assets were comprised of:
Paid in capital	$1,357,031,846
Accumulated undistributed net investment income (loss)	17,402,237
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(114,833,504)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	142,032,225

Net assets	$1,401,632,804

Class IA
Net asset value, offering and redemption price per share, $3,839,850 / 371,953 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class IB
Net asset value, offering and redemption price per share, $926,994,849 / 89,774,790 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

Class K
Net asset value, offering and redemption price per share, $470,798,105 / 45,557,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$13,485,412
Dividends (net of $34,416 foreign withholding tax)	10,341,345

Total income	23,826,757

EXPENSES
Investment management fees	4,554,525
Distribution fees – Class IB	1,193,060
Administrative fees	887,249
Printing and mailing expenses	37,267
Custodian fees	35,872
Professional fees	34,833
Trustees’ fees	16,571
Distribution fees – Class IA	4,872
Miscellaneous	28,104

Total expenses	6,792,353

NET INVESTMENT INCOME (LOSS)	17,034,404

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(21,773,732)
Futures	4,900,327
Foreign currency transactions	(325,073)

Net realized gain (loss)	(17,198,478)

Change in unrealized appreciation (depreciation) on:
Investments	(701,964)
Futures	(3,588,015)
Foreign currency translations	50,828

Net change in unrealized appreciation (depreciation)	(4,239,151)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(21,437,629)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,403,225)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,034,404	$33,755,991
Net realized gain (loss) on investments, futures and foreign currency transactions	(17,198,478)	74,525,850
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(4,239,151)	(25,237,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,403,225)	83,044,730

DIVIDENDS:
Dividends from net investment income
Class IA	—	(85,296)
Class IB	—	(21,907,122)
Class K	—	(12,068,153)

TOTAL DIVIDENDS:	—	(34,060,571)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 54,204 and 140,563 shares, respectively ]	567,991	1,475,097
Capital shares issued in reinvestment of dividends [ 0 and 8,251 shares, respectively ]	—	85,296
Capital shares repurchased [ (59,121) and (67,283) shares, respectively ]	(619,904)	(708,898)

Total Class IA transactions	(51,913)	851,495

Class IB
Capital shares sold [ 6,339,263 and 18,224,391 shares, respectively ]	66,327,508	191,089,790
Capital shares issued in reinvestment of dividends [ 0 and 2,118,595 shares, respectively ]	—	21,907,122
Capital shares repurchased [ (10,254,723) and (12,350,544) shares, respectively ]	(107,087,980)	(128,246,430)

Total Class IB transactions	(40,760,472)	84,750,482

Class K
Capital shares sold [ 1,295,007 and 1,081,174 shares, respectively ]	13,587,409	11,351,789
Capital shares issued in reinvestment of dividends [ 0 and 1,167,700 shares, respectively ]	—	12,068,153
Capital shares repurchased [ (2,172,294) and (5,296,787) shares, respectively ]	(22,726,843)	(54,498,018)

Total Class K transactions	(9,139,434)	(31,078,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,951,819)	54,523,901

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,355,044)	103,508,060
NET ASSETS:
Beginning of period	1,455,987,848	1,352,479,788

End of period (a)	$1,401,632,804	$1,455,987,848

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,402,237	$367,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.36	$9.98	$8.92	$8.27	$8.57	$7.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.24	0.23	0.27	0.31	0.31
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(0.16)	0.38	1.06	0.66	(0.29)	0.60

Total from investment operations	(0.04)	0.62	1.29	0.93	0.02	0.91

Less distributions:
Dividends from net investment income	—	(0.24)	(0.23)	(0.28)	(0.32)	(0.28)

Net asset value, end of period	$10.32	$10.36	$9.98	$8.92	$8.27	$8.57

Total return (b)	(0.39)%	6.21%	14.51%	11.25%	0.31%	11.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,840	$3,905	$2,948	$2,035	$1,047	$483,418
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.03%	1.04%	1.07%	1.09%	0.83%	0.83%
After reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.07%	1.09%	0.83%	0.83%
Before reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.07%	1.09%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.29%	2.31%	2.40%	3.04%	3.46%	3.72%
After reimbursements and fees paid indirectly (a)(f)	2.29%	2.31%	2.40%	3.04%	3.46%	3.72%
Before reimbursements and fees paid indirectly (a)(f)	2.29%	2.31%	2.40%	3.04%	3.46%	3.71%
Portfolio turnover rate (z)^	13%	25%	20%	26%	43%	77%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.36	$9.98	$8.92	$8.27	$8.57	$7.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.24	0.23	0.27	0.28	0.28
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(0.15)	0.38	1.06	0.66	(0.28)	0.61

Total from investment operations	(0.03)	0.62	1.29	0.93	— #	0.89

Less distributions:
Dividends from net investment income	—	(0.24)	(0.23)	(0.28)	(0.30)	(0.26)

Net asset value, end of period	$10.33	$10.36	$9.98	$8.92	$8.27	$8.57

Total return (b)	(0.29)%	6.21%	14.51%	11.25%	0.06%	11.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$926,995	$971,028	$855,653	$720,497	$612,978	$642,301
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.03%	1.04%	1.07%	1.09%	1.08%	1.08%
After reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.07%	1.09%	1.08%	1.08%
Before reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.07%	1.09%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.29%	2.32%	2.41%	3.04%	3.26%	3.47%
After reimbursements and fees paid indirectly (a)(f)	2.29%	2.32%	2.41%	3.04%	3.26%	3.47%
Before reimbursements and fees paid indirectly (a)(f)	2.29%	2.32%	2.41%	3.04%	3.26%	3.46%
Portfolio turnover rate (z)^	13%	25%	20%	26%	43%	77%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$10.36	$9.98	$8.92	$8.27	$8.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.27	0.25	0.29	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.16)	0.38	1.07	0.66	0.09

Total from investment operations	(0.03)	0.65	1.32	0.95	0.20

Less distributions:
Dividends from net investment income	—	(0.27)	(0.26)	(0.30)	(0.32)

Net asset value, end of period	$10.33	$10.36	$9.98	$8.92	$8.27

Total return (b)	(0.29)%	6.48%	14.81%	11.53%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$470,798	$481,055	$493,878	$437,087	$420,502
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.78%	0.79%	0.82%	0.84%	0.83%
After reimbursements and fees paid indirectly (a)(f)	0.78%	0.79%	0.82%	0.84%	0.83%
Before reimbursements and fees paid indirectly (a)(f)	0.78%	0.79%	0.82%	0.84%	0.83%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.54%	2.58%	2.66%	3.29%	3.61%
After reimbursements and fees paid indirectly (a)(f)	2.54%	2.58%	2.66%	3.29%	3.61%
Before reimbursements and fees paid indirectly (a)(f)	2.54%	2.58%	2.66%	3.29%	3.61%
Portfolio turnover rate (z)^	13%	25%	20%	26%	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

(Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Industrials	17.9%
Financials	17.3
Consumer Discretionary	14.6
Health Care	10.0
Materials	8.8
Information Technology	8.5
Investment Companies	7.8
Energy	4.9
Consumer Staples	2.7
Utilities	1.9
Telecommunication Services	0.4
Cash and Other	5.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,028.20	$5.62
Hypothetical (5% average return before expenses)	1,000.00	1,019.25	5.59
Class IB
Actual	1,000.00	1,028.10	5.62
Hypothetical (5% average return before expenses)	1,000.00	1,019.25	5.59
Class K
Actual	1,000.00	1,029.50	4.37
Hypothetical (5% average return before expenses)	1,000.00	1,020.49	4.35

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.12%, 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (1.6%)
American Axle & Manufacturing Holdings, Inc.*	5,420	$113,332
Cooper Tire & Rubber Co.	4,082	138,094
Cooper-Standard Holding, Inc.*	959	58,950
Dana Holding Corp.	11,563	237,966
Dorman Products, Inc.*	1,877	89,458
Drew Industries, Inc.	31,203	1,810,398
Federal-Mogul Holdings Corp.*	2,122	24,085
Fox Factory Holding Corp.*	1,147	18,444
Gentex Corp.	138,400	2,272,528
Gentherm, Inc.*	2,533	139,087
Metaldyne Performance Group, Inc.	783	14,211
Modine Manufacturing Co.*	3,378	36,246
Motorcar Parts of America, Inc.*	1,262	37,974
Remy International, Inc.	1,996	44,131
Standard Motor Products, Inc.	1,400	49,168
Stoneridge, Inc.*	1,952	22,858
Strattec Security Corp.	257	17,656
Superior Industries International, Inc.	1,596	29,223
Tenneco, Inc.*	4,344	249,519
Tower International, Inc.*	1,494	38,919

		5,442,247

Automobiles (0.9%)
Thor Industries, Inc.	35,100	1,975,428
Winnebago Industries, Inc.	40,659	959,146

		2,934,574

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,634	96,814
Fenix Parts, Inc.*	956	9,579
Pool Corp.	3,078	216,014
VOXX International Corp.*	1,386	11,476
Weyco Group, Inc.	441	13,151

		347,034

Diversified Consumer Services (0.5%)
2U, Inc.*	1,685	54,240
American Public Education, Inc.*	1,216	31,275
Apollo Education Group, Inc.*	6,670	85,910
Ascent Capital Group, Inc., Class A*	947	40,475
Bridgepoint Education, Inc.*	1,162	11,109
Bright Horizons Family Solutions, Inc.*	2,652	153,286
Cambium Learning Group, Inc.*	911	3,890
Capella Education Co.	861	46,210
Career Education Corp.*	4,653	15,355
Carriage Services, Inc.	1,182	28,226
Chegg, Inc.*	5,353	41,968
Collectors Universe, Inc.	507	10,110
DeVry Education Group, Inc.	4,506	135,090
Grand Canyon Education, Inc.*	3,333	141,319
Houghton Mifflin Harcourt Co.*	9,675	243,810
K12, Inc.*	2,402	30,385
Liberty Tax, Inc.	392	9,702
LifeLock, Inc.*	6,666	109,322

Regis Corp.*	2,912	45,893
Sotheby’s, Inc.	4,403	199,192
Steiner Leisure Ltd.*	912	49,047
Strayer Education, Inc.*	769	33,144
Universal Technical Institute, Inc.	1,420	12,212
Weight Watchers International, Inc.*	2,071	10,044

		1,541,214

Hotels, Restaurants & Leisure (1.3%)
Belmond Ltd., Class A*	6,926	86,506
Biglari Holdings, Inc.*	118	48,822
BJ’s Restaurants, Inc.*	1,517	73,499
Bloomin’ Brands, Inc.	8,775	187,346
Bob Evans Farms, Inc.	1,670	85,253
Bojangles’, Inc.*	591	14,101
Boyd Gaming Corp.*	5,792	86,590
Bravo Brio Restaurant Group, Inc.*	1,052	14,255
Buffalo Wild Wings, Inc.*	1,345	210,748
Caesars Acquisition Co., Class A*	3,271	22,504
Caesars Entertainment Corp.*	3,916	23,966
Carrols Restaurant Group, Inc.*	2,489	25,886
Cheesecake Factory, Inc.	3,444	187,819
Churchill Downs, Inc.	962	120,298
Chuy’s Holdings, Inc.*	1,148	30,755
ClubCorp Holdings, Inc.	3,111	74,291
Cracker Barrel Old Country Store, Inc.	1,357	202,410
Dave & Buster’s Entertainment, Inc.*	1,611	58,141
Del Frisco’s Restaurant Group, Inc.*	1,665	31,019
Denny’s Corp.*	6,026	69,962
Diamond Resorts International, Inc.*	2,979	93,987
DineEquity, Inc.	1,207	119,602
El Pollo Loco Holdings, Inc.*	953	19,737
Eldorado Resorts, Inc.*	2,054	16,062
Empire Resorts, Inc.*	951	4,841
Fiesta Restaurant Group, Inc.*	1,899	94,950
Habit Restaurants, Inc., Class A*	804	25,157
International Speedway Corp., Class A	1,969	72,203
Interval Leisure Group, Inc.	2,771	63,317
Intrawest Resorts Holdings, Inc.*	1,264	14,688
Isle of Capri Casinos, Inc.*	1,609	29,203
Jack in the Box, Inc.	2,649	233,536
Jamba, Inc.*	984	15,242
Kona Grill, Inc.*	580	11,258
Krispy Kreme Doughnuts, Inc.*	4,589	88,384
La Quinta Holdings, Inc.*	6,705	153,209
Marcus Corp.	1,362	26,123
Marriott Vacations Worldwide Corp.	1,854	170,104
Monarch Casino & Resort, Inc.*	746	15,338
Morgans Hotel Group Co.*	2,076	13,992
Noodles & Co.*	905	13,213
Papa John’s International, Inc.	2,050	155,001
Papa Murphy’s Holdings, Inc.*	643	13,323
Penn National Gaming, Inc.*	5,723	105,017
Pinnacle Entertainment, Inc.*	3,717	138,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Popeyes Louisiana Kitchen, Inc.*	1,638	$98,264
Potbelly Corp.*	1,530	18,743
Red Robin Gourmet Burgers, Inc.*	1,000	85,820
Ruby Tuesday, Inc.*	4,415	27,682
Ruth’s Hospitality Group, Inc.	2,454	39,558
Scientific Games Corp., Class A*	3,571	55,493
SeaWorld Entertainment, Inc.	4,850	89,434
Shake Shack, Inc., Class A*	407	24,530
Sonic Corp.	3,696	106,445
Speedway Motorsports, Inc.	807	18,279
Texas Roadhouse, Inc.	4,940	184,904
Vail Resorts, Inc.	2,574	281,081
Zoe’s Kitchen, Inc.*	1,363	55,801

		4,446,262

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	751	21,336
Beazer Homes USA, Inc.*	1,990	39,700
Cavco Industries, Inc.*	628	47,376
Century Communities, Inc.*	1,091	21,962
CSS Industries, Inc.	674	20,389
Ethan Allen Interiors, Inc.	1,795	47,280
Flexsteel Industries, Inc.	396	17,064
Green Brick Partners, Inc.*	1,005	11,005
Helen of Troy Ltd.*	4,616	450,014
Hooker Furniture Corp.	58,743	1,475,037
Hovnanian Enterprises, Inc., Class A*	8,604	22,887
Installed Building Products, Inc.*	1,416	34,664
iRobot Corp.*	2,108	67,203
KB Home	5,846	97,044
La-Z-Boy, Inc.	107,318	2,826,756
LGI Homes, Inc.*	998	19,740
Libbey, Inc.	1,547	63,938
Lifetime Brands, Inc.	821	12,126
M.D.C. Holdings, Inc.	2,810	84,216
M/I Homes, Inc.*	53,732	1,325,568
Meritage Homes Corp.*	2,830	133,265
NACCO Industries, Inc., Class A	295	17,924
New Home Co., Inc.*	641	11,044
Ryland Group, Inc.	3,336	154,690
Skullcandy, Inc.*	1,583	12,142
Standard Pacific Corp.*	10,531	93,831
Taylor Morrison Home Corp., Class A*	2,349	47,826
TRI Pointe Homes, Inc.*	11,471	175,506
Universal Electronics, Inc.*	1,118	55,721
WCI Communities, Inc.*	1,111	27,097
William Lyon Homes, Class A*	1,412	36,246
ZAGG, Inc.*	2,069	16,386

		7,486,983

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,803	18,859
Blue Nile, Inc.*	840	25,528
Etsy, Inc.*	1,411	19,825
EVINE Live, Inc.*	3,557	9,568
FTD Cos., Inc.*	1,302	36,703
HSN, Inc.	2,294	161,016
Lands’ End, Inc.*	1,197	29,722

Liberty TripAdvisor Holdings, Inc.*	5,283	170,218
Nutrisystem, Inc.	2,038	50,705
Orbitz Worldwide, Inc.*	7,931	90,572
Overstock.com, Inc.*	886	19,970
PetMed Express, Inc.	1,422	24,558
Shutterfly, Inc.*	2,659	127,127
Travelport Worldwide Ltd.	7,484	103,130
Wayfair, Inc., Class A*	1,415	53,261
zulily, Inc., Class A*	4,627	60,336

		1,001,098

Leisure Products (1.1%)
Arctic Cat, Inc.	916	30,420
Black Diamond, Inc.*	1,601	14,793
BRP, Inc./CA*	81,200	1,897,701
Brunswick Corp.	23,200	1,179,952
Callaway Golf Co.	5,563	49,733
Escalade, Inc.	668	12,284
JAKKS Pacific, Inc.*	1,330	13,154
Johnson Outdoors, Inc., Class A	334	7,866
Malibu Boats, Inc., Class A*	1,256	25,233
Marine Products Corp.	745	4,649
Nautilus, Inc.*	2,234	48,053
Performance Sports Group Ltd.*	3,202	57,636
Smith & Wesson Holding Corp.*	3,820	63,374
Sturm Ruger & Co., Inc.	1,324	76,064

		3,480,912

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	1,547	47,462
Carmike Cinemas, Inc.*	1,735	46,047
Central European Media Enterprises Ltd., Class A*	5,269	11,486
Crown Media Holdings, Inc., Class A*	2,351	10,627
Cumulus Media, Inc., Class A*	10,139	20,582
Daily Journal Corp.*	77	15,131
DreamWorks Animation SKG, Inc., Class A*	5,370	141,661
Entercom Communications Corp., Class A*	1,789	20,430
Entravision Communications Corp., Class A	4,525	37,241
Eros International plc*	1,988	49,939
EW Scripps Co., Class A	4,176	95,422
Global Eagle Entertainment, Inc.*	3,264	42,497
Gray Television, Inc.*	4,459	69,917
Harte-Hanks, Inc.	3,477	20,723
Hemisphere Media Group, Inc.*	748	8,901
IMAX Corp.*	4,266	171,792
Journal Media Group, Inc.	1,702	14,110
Loral Space & Communications, Inc.*	920	58,070
Martha Stewart Living Omnimedia, Inc., Class A*	2,125	13,260
MDC Partners, Inc., Class A	3,083	60,735
Media General, Inc.*	6,793	112,220
Meredith Corp.	2,603	135,746
National CineMedia, Inc.	4,424	70,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

New Media Investment Group, Inc.	3,164	$56,731
New York Times Co., Class A	9,759	133,210
Nexstar Broadcasting Group, Inc., Class A	2,222	124,432
Reading International, Inc., Class A*	1,155	15,997
Rentrak Corp.*	897	62,611
Saga Communications, Inc., Class A	239	9,046
Scholastic Corp.	1,882	83,053
SFX Entertainment, Inc.*	3,301	14,821
Sinclair Broadcast Group, Inc., Class A	4,710	131,456
Sizmek, Inc.*	1,460	10,366
Time, Inc.	7,795	179,363
Townsquare Media, Inc., Class A*	527	7,157
Tribune Publishing Co.	1,406	21,849
World Wrestling Entertainment, Inc., Class A	2,142	35,343

		2,160,041

Multiline Retail (0.2%)
Big Lots, Inc.	3,817	171,727
Burlington Stores, Inc.*	5,350	273,920
Fred’s, Inc., Class A	2,614	50,424
Tuesday Morning Corp.*	3,110	35,034

		531,105

Specialty Retail (4.8%)
Abercrombie & Fitch Co., Class A	4,901	105,420
American Eagle Outfitters, Inc.	13,830	238,153
America’s Car-Mart, Inc.*	597	29,444
ANN, Inc.*	3,251	156,991
Asbury Automotive Group, Inc.*	1,934	175,259
Ascena Retail Group, Inc.*	9,902	164,918
Barnes & Noble, Inc.*	3,581	92,963
bebe stores, Inc.	1,742	3,484
Big 5 Sporting Goods Corp.	1,297	18,430
Boot Barn Holdings, Inc.*	844	27,008
Buckle, Inc.	1,996	91,357
Build-A-Bear Workshop, Inc.*	1,011	16,166
Caleres, Inc.	45,921	1,459,369
Cato Corp., Class A	40,452	1,567,920
Chico’s FAS, Inc.	10,105	168,046
Children’s Place, Inc.	1,459	95,433
Christopher & Banks Corp.*	2,740	10,987
Citi Trends, Inc.*	1,090	26,378
Conn’s, Inc.*	1,939	76,978
Container Store Group, Inc.*	1,134	19,131
Destination XL Group, Inc.*	2,591	12,981
Express, Inc.*	5,998	108,624
Finish Line, Inc., Class A	3,251	90,443
Five Below, Inc.*	3,849	152,151
Francesca’s Holdings Corp.*	3,003	40,450
Genesco, Inc.*	20,100	1,327,203
Group 1 Automotive, Inc.	22,957	2,085,184
Guess?, Inc.	4,369	83,754
Haverty Furniture Cos., Inc.	1,439	31,111
Hibbett Sports, Inc.*	1,763	82,121
Kirkland’s, Inc.	1,218	33,946

Lithia Motors, Inc., Class A	1,611	182,301
Lumber Liquidators Holdings, Inc.*	1,919	39,742
MarineMax, Inc.*	1,840	43,258
Mattress Firm Holding Corp.*	1,451	88,438
Men’s Wearhouse, Inc.	46,322	2,967,851
Monro Muffler Brake, Inc.	2,252	139,984
Outerwall, Inc.	1,313	99,932
Party City Holdco, Inc.*	1,788	36,243
Pep Boys-Manny, Moe & Jack*	157,395	1,931,237
Pier 1 Imports, Inc.	6,389	80,693
Rent-A-Center, Inc.	3,752	106,369
Restoration Hardware Holdings, Inc.*	2,362	230,602
Select Comfort Corp.*	3,699	111,229
Shoe Carnival, Inc.	1,052	30,361
Sonic Automotive, Inc., Class A	2,349	55,977
Sportsman’s Warehouse Holdings, Inc.*	1,307	14,861
Stage Stores, Inc.	2,264	39,688
Stein Mart, Inc.	2,077	21,746
Systemax, Inc.*	797	6,886
Tile Shop Holdings, Inc.*	1,926	27,330
Tilly’s, Inc., Class A*	807	7,804
Vitamin Shoppe, Inc.*	2,111	78,677
West Marine, Inc.*	76,666	739,060
Winmark Corp.	161	15,858
Zumiez, Inc.*	1,535	40,877

		15,728,807

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.	587	16,542
Columbia Sportswear Co.	2,033	122,915
Crocs, Inc.*	112,437	1,653,948
Culp, Inc.	719	22,289
Deckers Outdoor Corp.*	2,445	175,967
G-III Apparel Group Ltd.*	2,826	198,809
Iconix Brand Group, Inc.*	3,393	84,723
Movado Group, Inc.	1,141	30,990
Oxford Industries, Inc.	1,036	90,598
Perry Ellis International, Inc.*	890	21,155
Quiksilver, Inc.*	10,491	6,953
Sequential Brands Group, Inc.*	1,763	26,956
Steven Madden Ltd.*	3,973	169,965
Superior Uniform Group, Inc.	505	8,353
Tumi Holdings, Inc.*	3,960	81,259
Unifi, Inc.*	1,051	35,209
Vera Bradley, Inc.*	1,498	16,882
Vince Holding Corp.*	1,073	12,855
Wolverine World Wide, Inc.	7,308	208,132

		2,984,500

Total Consumer Discretionary		48,084,777

Consumer Staples (2.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	645	149,634
Castle Brands, Inc.*	4,542	6,313
Coca-Cola Bottling Co. Consolidated	330	49,853
Craft Brew Alliance, Inc.*	776	8,583
MGP Ingredients, Inc.	754	12,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

National Beverage Corp.*	778	$17,497

		244,562

Food & Staples Retailing (0.4%)
Andersons, Inc.	2,009	78,351
Casey’s General Stores, Inc.	2,747	262,998
Chefs’ Warehouse, Inc.*	1,306	27,740
Diplomat Pharmacy, Inc.*	2,554	114,292
Fairway Group Holdings Corp.*	1,490	5,304
Fresh Market, Inc.*	3,052	98,091
Ingles Markets, Inc., Class A	946	45,190
Natural Grocers by Vitamin Cottage, Inc.*	647	15,929
PriceSmart, Inc.	1,375	125,455
Smart & Final Stores, Inc.*	1,716	30,665
SpartanNash Co.	2,661	86,589
SUPERVALU, Inc.*	18,581	150,320
United Natural Foods, Inc.*	3,545	225,746
Village Super Market, Inc., Class A	503	15,940
Weis Markets, Inc.	762	32,118

		1,314,728

Food Products (2.0%)
Alico, Inc.	269	12,202
Arcadia Biosciences, Inc.*	577	3,676
B&G Foods, Inc.	4,111	117,287
Boulder Brands, Inc.*	3,877	26,906
Calavo Growers, Inc.	1,036	53,799
Cal-Maine Foods, Inc.	2,220	115,884
Darling Ingredients, Inc.*	11,706	171,610
Dean Foods Co.	6,700	108,339
Diamond Foods, Inc.*	1,864	58,492
Farmer Bros Co.*	521	12,244
Fresh Del Monte Produce, Inc.	2,363	91,354
Freshpet, Inc.*	1,450	26,970
GrainCorp Ltd., Class A	200,000	1,317,807
Inventure Foods, Inc.*	1,372	13,926
J&J Snack Foods Corp.	1,049	116,093
John B. Sanfilippo & Son, Inc.	594	30,829
Lancaster Colony Corp.	1,305	118,559
Landec Corp.*	1,912	27,590
Lifeway Foods, Inc.*	327	6,275
Limoneira Co.	791	17,584
Maple Leaf Foods, Inc.	177,800	3,372,363
Omega Protein Corp.*	1,584	21,780
Post Holdings, Inc.*	3,890	209,788
Sanderson Farms, Inc.	1,596	119,955
Seaboard Corp.*	19	68,381
Seneca Foods Corp., Class A*	591	16,412
Snyder’s-Lance, Inc.	3,439	110,977
Tootsie Roll Industries, Inc.	1,317	42,552
TreeHouse Foods, Inc.*	3,040	246,331

		6,655,965

Household Products (0.0%)
Central Garden & Pet Co., Class A*	3,025	34,515
HRG Group, Inc.*	5,619	73,047
Oil-Dri Corp. of America	329	9,995
Orchids Paper Products Co.	623	14,996
WD-40 Co.	1,028	89,600

		222,153

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,852	26,410
Inter Parfums, Inc.	1,187	40,275
Medifast, Inc.*	800	25,856
Natural Health Trends Corp.	572	23,715
Nature’s Sunshine Products, Inc.	705	9,694
Nutraceutical International Corp.*	656	16,229
Revlon, Inc., Class A*	820	30,102
Synutra International, Inc.*	1,505	10,761
USANA Health Sciences, Inc.*	417	56,987

		240,029

Tobacco (0.1%)
Universal Corp.	1,603	91,884
Vector Group Ltd.	5,764	135,224

		227,108

Total Consumer Staples		8,904,545

Energy (4.6%)
Energy Equipment & Services (3.1%)
Atwood Oceanics, Inc.	4,584	121,201
Basic Energy Services, Inc.*	3,002	22,665
Bristow Group, Inc.	29,567	1,575,921
C&J Energy Services Ltd.*	3,970	52,404
CARBO Ceramics, Inc.	1,381	57,491
Era Group, Inc.*	1,446	29,614
Exterran Holdings, Inc.	4,910	160,312
FMSA Holdings, Inc.*	4,530	37,101
Forum Energy Technologies, Inc.*	4,193	85,034
Geospace Technologies Corp.*	926	21,344
Gulfmark Offshore, Inc., Class A	1,843	21,379
Helix Energy Solutions Group, Inc.*	65,809	831,168
Hornbeck Offshore Services, Inc.*	2,285	46,911
Hunting plc	139,200	1,334,180
Independence Contract Drilling, Inc.*	1,127	9,996
ION Geophysical Corp.*	9,678	10,355
Key Energy Services, Inc.*	9,112	16,402
Matrix Service Co.*	1,878	34,330
McDermott International, Inc.*	16,910	90,299
Natural Gas Services Group, Inc.*	881	20,104
Newpark Resources, Inc.*	5,986	48,666
Nordic American Offshore Ltd.	1,245	10,134
North Atlantic Drilling Ltd.	4,554	5,419
Oil States International, Inc.*	38,749	1,442,625
Parker Drilling Co.*	8,690	28,851
PHI, Inc. (Non-Voting)*	878	26,358
Pioneer Energy Services Corp.*	4,456	28,251
RigNet, Inc.*	828	25,312
Rowan Cos., plc, Class A	83,600	1,764,796
SEACOR Holdings, Inc.*	1,300	92,222
Seventy Seven Energy, Inc.*	3,974	17,048
Tesco Corp.	2,702	29,452
TETRA Technologies, Inc.*	5,639	35,977
Tidewater, Inc.	3,324	75,555
U.S. Silica Holdings, Inc.	3,772	110,746
Unit Corp.*	71,015	1,925,927

		10,245,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	6,790	$20,031
Adams Resources & Energy, Inc.	144	6,422
Alon USA Energy, Inc.	2,212	41,807
Approach Resources, Inc.*	2,575	17,639
Ardmore Shipping Corp.	1,226	14,847
Bill Barrett Corp.*	3,501	30,074
Bonanza Creek Energy, Inc.*	3,510	64,058
Callon Petroleum Co.*	4,682	38,954
Carrizo Oil & Gas, Inc.*	3,642	179,332
Clayton Williams Energy, Inc.*	416	27,352
Clean Energy Fuels Corp.*	5,018	28,201
Cloud Peak Energy, Inc.*	4,290	19,991
Contango Oil & Gas Co.*	1,188	14,577
Delek U.S. Holdings, Inc.	4,064	149,636
DHT Holdings, Inc.	6,600	51,282
Dorian LPG Ltd.*	1,754	29,257
Earthstone Energy, Inc.*	74	1,445
Eclipse Resources Corp.*	3,333	17,532
Energen Corp.	21,200	1,447,960
Energy Fuels, Inc.*	2,953	13,141
Energy XXI Ltd.	6,545	17,213
Erin Energy Corp.*	923	3,609
Evolution Petroleum Corp.	1,671	11,012
EXCO Resources, Inc.	11,299	13,333
Frontline Ltd.*	7,677	18,732
GasLog Ltd.	2,943	58,713
Gastar Exploration, Inc.*	5,713	17,653
Green Plains, Inc.	2,687	74,027
Halcon Resources Corp.*	25,970	30,125
Hallador Energy Co.	703	5,863
Isramco, Inc.*	62	8,557
Jones Energy, Inc., Class A*	2,061	18,652
Magnum Hunter Resources Corp.*	14,875	27,816
Matador Resources Co.*	5,176	129,400
Navios Maritime Acquisition Corp.	6,051	21,723
Nordic American Tankers Ltd.	6,299	89,635
Northern Oil and Gas, Inc.*	4,378	29,639
Oasis Petroleum, Inc.*	9,841	155,980
Pacific Ethanol, Inc.*	1,763	18,194
Panhandle Oil and Gas, Inc., Class A	1,155	23,897
Par Petroleum Corp.*	1,112	20,817
Parsley Energy, Inc., Class A*	5,895	102,691
PDC Energy, Inc.*	2,836	152,123
Peabody Energy Corp.	19,647	43,027
Penn Virginia Corp.*	4,914	21,523
Renewable Energy Group, Inc.*	3,113	35,986
REX American Resources Corp.*	473	30,102
Rex Energy Corp.*	3,346	18,704
Ring Energy, Inc.*	1,392	15,576
Rosetta Resources, Inc.*	5,349	123,776
RSP Permian, Inc.*	3,863	108,589
Sanchez Energy Corp.*	3,774	36,985
SandRidge Energy, Inc.*	30,511	26,758
Scorpio Tankers, Inc.	12,686	128,002
SemGroup Corp., Class A	3,108	247,024
Ship Finance International Ltd.	4,175	68,136
Solazyme, Inc.*	5,660	17,772
Stone Energy Corp.*	4,043	50,901

Synergy Resources Corp.*	7,341	83,908
Teekay Tankers Ltd., Class A	6,089	40,248
TransAtlantic Petroleum Ltd.*	1,710	8,738
Triangle Petroleum Corp.*	3,358	16,857
Ultra Petroleum Corp.*	10,852	135,867
Uranium Energy Corp.*	6,415	10,200
W&T Offshore, Inc.	2,554	13,996
Western Refining, Inc.	5,034	219,583
Westmoreland Coal Co.*	1,259	26,162

		4,791,362

Total Energy		15,036,912

Financials (17.3%)
Banks (4.4%)
1st Source Corp.	1,038	35,417
Access National Corp.	479	9,312
American National Bankshares, Inc.	594	14,143
Ameris Bancorp	2,279	57,636
Ames National Corp.	601	15,085
Arrow Financial Corp.	737	19,921
Banc of California, Inc.	2,568	35,310
BancFirst Corp.	502	32,856
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,174	69,959
Bancorp, Inc.*	2,389	22,170
BancorpSouth, Inc.	6,875	177,100
Bank of Marin Bancorp/California	414	21,060
Bank of the Ozarks, Inc.	5,520	252,540
Banner Corp.	1,489	71,368
Bar Harbor Bankshares	417	14,774
BBCN Bancorp, Inc.	5,641	83,430
Berkshire Hills Bancorp, Inc.	2,104	59,922
Blue Hills Bancorp, Inc.*	2,005	28,070
BNC Bancorp	1,702	32,900
Boston Private Financial Holdings, Inc.	5,889	78,971
Bridge Bancorp, Inc.	818	21,832
Bridge Capital Holdings*	707	21,069
Bryn Mawr Bank Corp.	1,218	36,735
BSB Bancorp, Inc./Massachusetts*	562	12,426
C1 Financial, Inc.*	412	7,985
Camden National Corp.	536	20,743
Capital Bank Financial Corp., Class A*	1,622	47,152
Capital City Bank Group, Inc.	769	11,743
Cardinal Financial Corp.	2,278	49,638
Cascade Bancorp*	2,034	10,536
Cathay General Bancorp	5,657	183,570
CenterState Banks, Inc.	3,155	42,624
Central Pacific Financial Corp.	1,632	38,760
Century Bancorp, Inc./Massachusetts, Class A	298	12,117
Chemical Financial Corp.	52,521	1,736,344
Citizens & Northern Corp.	825	16,954
City Holding Co.	1,061	52,254
CNB Financial Corp./Pennsylvania	1,024	18,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CoBiz Financial, Inc.	2,598	$33,956
Columbia Banking System, Inc.	4,063	132,210
Community Bank System, Inc.	2,883	108,891
Community Trust Bancorp, Inc.	1,096	38,217
CommunityOne Bancorp*	867	9,338
ConnectOne Bancorp, Inc.	2,068	44,524
CU Bancorp*	1,156	25,617
Customers Bancorp, Inc.*	1,927	51,817
CVB Financial Corp.	7,508	132,216
Eagle Bancorp, Inc.*	2,114	92,931
Enterprise Bancorp, Inc./Massachusetts	523	12,259
Enterprise Financial Services Corp.	1,411	32,128
F.N.B. Corp./Pennsylvania	12,461	178,441
Farmers Capital Bank Corp.*	524	14,897
FCB Financial Holdings, Inc., Class A*	1,984	63,091
Fidelity Southern Corp.	1,262	22,009
Financial Institutions, Inc.	989	24,567
First Bancorp, Inc./Maine	718	13,958
First Bancorp/North Carolina	1,433	23,902
First BanCorp/Puerto Rico*	8,258	39,804
First Busey Corp.	5,072	33,323
First Business Financial Services, Inc.	294	13,783
First Citizens BancShares, Inc./North Carolina, Class A	549	144,409
First Commonwealth Financial Corp.	6,446	61,817
First Community Bancshares, Inc./Virginia	1,153	21,008
First Connecticut Bancorp, Inc./Connecticut	1,201	19,060
First Financial Bancorp	4,295	77,052
First Financial Bankshares, Inc.	4,520	156,573
First Financial Corp./Indiana	776	27,750
First Interstate BancSystem, Inc., Class A	1,363	37,810
First Merchants Corp.	2,707	66,863
First Midwest Bancorp, Inc./Illinois	5,541	105,113
First NBC Bank Holding Co.*	1,082	38,952
First of Long Island Corp.	867	24,033
FirstMerit Corp.	11,767	245,107
Flushing Financial Corp.	2,106	44,247
Franklin Financial Network, Inc.*	386	8,855
Fulton Financial Corp.	12,374	161,604
German American Bancorp, Inc.	937	27,595
Glacier Bancorp, Inc.	5,334	156,926
Great Southern Bancorp, Inc.	762	32,111
Great Western Bancorp, Inc.	2,925	70,522
Green Bancorp, Inc.*	699	10,737
Guaranty Bancorp	1,046	17,269
Hampton Roads Bankshares, Inc.*	2,564	5,333
Hancock Holding Co.	5,505	175,665
Hanmi Financial Corp.	2,259	56,114
Heartland Financial USA, Inc.	1,262	46,972
Heritage Commerce Corp.	1,438	13,819
Heritage Financial Corp./Washington	2,143	38,295

Heritage Oaks Bancorp	1,729	13,607
Hilltop Holdings, Inc.*	5,396	129,990
Home BancShares, Inc./Arkansas	4,021	147,008
HomeTrust Bancshares, Inc.*	1,479	24,788
Horizon Bancorp/Indiana	682	17,023
Hudson Valley Holding Corp.	1,059	29,874
IBERIABANK Corp.	2,697	184,016
Independent Bank Corp./Massachusetts	1,837	86,137
Independent Bank Corp./Michigan	1,245	16,882
Independent Bank Group, Inc.	683	29,301
International Bancshares Corp.	3,837	103,100
Investors Bancorp, Inc.	24,639	303,060
Lakeland Bancorp, Inc.	2,709	32,210
Lakeland Financial Corp.	1,169	50,700
LegacyTexas Financial Group, Inc.	3,340	100,868
MainSource Financial Group, Inc.	1,529	33,562
MB Financial, Inc.	5,308	182,807
Mercantile Bank Corp.	1,189	25,456
Merchants Bancshares, Inc./Vermont	336	11,111
Metro Bancorp, Inc.	855	22,350
MidWestOne Financial Group, Inc.	512	16,855
National Bank Holdings Corp., Class A	2,654	55,283
National Bankshares, Inc./Virginia	462	13,518
National Commerce Corp.*	412	10,630
National Penn Bancshares, Inc.	9,911	111,796
NBT Bancorp, Inc.	3,086	80,761
NewBridge Bancorp	2,513	22,441
OFG Bancorp	63,711	679,796
Old National Bancorp/Indiana	8,291	119,888
Old Second Bancorp, Inc.*	1,549	10,223
Opus Bank	726	26,267
Pacific Continental Corp.	1,360	18,401
Pacific Premier Bancorp, Inc.*	1,571	26,644
Palmetto Bancshares, Inc.	311	6,148
Park National Corp.	912	79,681
Park Sterling Corp.	3,251	23,407
Peapack-Gladstone Financial Corp.	1,102	24,486
Penns Woods Bancorp, Inc.	316	13,932
Peoples Bancorp, Inc./Ohio	27,573	643,554
Peoples Financial Services Corp.	526	20,835
Pinnacle Financial Partners, Inc.	2,542	138,209
Preferred Bank/California	817	24,551
PrivateBancorp, Inc.	5,569	221,758
Prosperity Bancshares, Inc.	4,967	286,795
QCR Holdings, Inc.	834	18,148
Renasant Corp.	2,229	72,665
Republic Bancorp, Inc./Kentucky, Class A	758	19,481
S&T Bancorp, Inc.	2,423	71,697
Sandy Spring Bancorp, Inc.	1,756	49,133
Seacoast Banking Corp. of Florida*	1,617	25,549
ServisFirst Bancshares, Inc.	1,543	57,970
Sierra Bancorp	841	14,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Simmons First National Corp., Class A	2,080	$97,094
South State Corp.	1,713	130,171
Southside Bancshares, Inc.	1,806	52,789
Southwest Bancorp, Inc./Oklahoma	1,395	25,961
Square 1 Financial, Inc., Class A*	1,195	32,683
State Bank Financial Corp.	2,559	55,530
Sterling Bancorp/Delaware	6,500	95,550
Stock Yards Bancorp, Inc.	1,038	39,226
Stonegate Bank	742	22,015
Suffolk Bancorp	850	21,811
Sun Bancorp, Inc./New Jersey*	591	11,377
Susquehanna Bancshares, Inc.	13,006	183,645
Talmer Bancorp, Inc., Class A	3,848	64,454
Texas Capital Bancshares, Inc.*	3,247	202,093
Tompkins Financial Corp.	1,059	56,889
Towne Bank/Virginia	3,186	51,900
TriCo Bancshares	1,610	38,720
TriState Capital Holdings, Inc.*	1,543	19,951
Triumph Bancorp, Inc.*	1,045	13,742
Trustmark Corp.	4,749	118,630
UMB Financial Corp.	2,775	158,230
Umpqua Holdings Corp.	15,578	280,248
Union Bankshares Corp.	3,171	73,694
United Bankshares, Inc./West Virginia	4,904	197,288
United Community Banks, Inc./Georgia	3,531	73,692
Univest Corp. of Pennsylvania	1,276	25,979
Valley National Bancorp	16,628	171,435
Washington Trust Bancorp, Inc.	1,023	40,388
Webster Financial Corp.	6,475	256,086
WesBanco, Inc.	2,672	90,901
West Bancorp, Inc.	1,121	22,241
Westamerica Bancorp	1,790	90,663
Western Alliance Bancorp*	5,543	187,132
Wilshire Bancorp, Inc.	5,040	63,655
Wintrust Financial Corp.	3,378	180,318
Yadkin Financial Corp.*	1,761	36,893

		14,338,742

Capital Markets (0.6%)
Actua Corp.*	2,863	40,826
Arlington Asset Investment Corp., Class A	1,322	25,858
Ashford, Inc.*	69	6,022
BGC Partners, Inc., Class A	12,916	113,015
Calamos Asset Management, Inc., Class A	1,249	15,300
CIFC Corp.	497	3,941
Cohen & Steers, Inc.	1,403	47,814
Cowen Group, Inc., Class A*	8,016	51,302
Diamond Hill Investment Group, Inc.	211	42,128
Evercore Partners, Inc., Class A	2,460	132,742
Fifth Street Asset Management, Inc.	418	4,297
Financial Engines, Inc.	3,668	155,817
GAMCO Investors, Inc., Class A	443	30,439
Greenhill & Co., Inc.	2,072	85,636
HFF, Inc., Class A	2,668	111,336

INTL FCStone, Inc.*	1,074	35,700
Investment Technology Group, Inc.	2,445	60,636
Janus Capital Group, Inc.	10,454	178,973
KCG Holdings, Inc., Class A*	3,155	38,901
Ladenburg Thalmann Financial Services, Inc.*	7,254	25,389
Medley Management, Inc., Class A	485	5,742
Moelis & Co., Class A	1,208	34,682
OM Asset Management plc	1,785	31,755
Oppenheimer Holdings, Inc., Class A	733	19,263
Piper Jaffray Cos.*	1,156	50,448
Pzena Investment Management, Inc., Class A	837	9,249
RCS Capital Corp., Class A*	3,474	26,611
Safeguard Scientifics, Inc.*	1,415	27,536
Stifel Financial Corp.*	4,822	278,422
Virtu Financial, Inc., Class A*	1,345	31,581
Virtus Investment Partners, Inc.	484	64,009
Walter Investment Management Corp.*	2,712	62,023
Westwood Holdings Group, Inc.	539	32,108
WisdomTree Investments, Inc.	8,075	177,367
ZAIS Group Holdings, Inc.*	260	2,834

		2,059,702

Consumer Finance (0.2%)
Cash America International, Inc.	1,950	51,070
Encore Capital Group, Inc.*	1,864	79,667
Enova International, Inc.*	1,867	34,876
Ezcorp, Inc., Class A*	3,784	28,115
First Cash Financial Services, Inc.*	1,987	90,587
Green Dot Corp., Class A*	3,248	62,102
JG Wentworth Co., Class A*	1,070	9,844
Nelnet, Inc., Class A	1,701	73,670
PRA Group, Inc.*	3,422	213,225
Regional Management Corp.*	796	14,217
World Acceptance Corp.*	541	33,277

		690,650

Diversified Financial Services (0.1%)
FNFV Group*	5,660	87,051
GAIN Capital Holdings, Inc.	2,265	21,653
MarketAxess Holdings, Inc.	2,640	244,913
Marlin Business Services Corp.	606	10,229
NewStar Financial, Inc.*	1,788	19,668
On Deck Capital, Inc.*	814	9,426
PHH Corp.*	3,548	92,355
PICO Holdings, Inc.*	1,624	23,905
Resource America, Inc., Class A	1,134	9,537
Tiptree Financial, Inc., Class A	2,022	14,660

		533,397

Insurance (5.9%)
Ambac Financial Group, Inc.*	2,782	46,292
American Equity Investment Life Holding Co.	5,490	148,120
AMERISAFE, Inc.	1,336	62,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Argo Group International Holdings Ltd.	1,983	$110,453
Arthur J. Gallagher & Co.	21,000	993,300
Aspen Insurance Holdings Ltd.	53,700	2,572,230
Atlas Financial Holdings, Inc.*	757	15,011
Baldwin & Lyons, Inc., Class B	647	14,894
Citizens, Inc./Texas*	3,333	24,864
CNO Financial Group, Inc.	14,039	257,616
Crawford & Co., Class B	1,999	16,851
Donegal Group, Inc., Class A	553	8,422
eHealth, Inc.*	1,282	16,269
EMC Insurance Group, Inc.	567	14,215
Employers Holdings, Inc.	2,287	52,098
Enstar Group Ltd.*	637	98,703
FBL Financial Group, Inc., Class A	674	38,903
Federated National Holding Co.	1,031	24,950
Fidelity & Guaranty Life	798	18,857
First American Financial Corp.	7,688	286,070
Global Indemnity plc*	597	16,764
Greenlight Capital Reinsurance Ltd., Class A*	2,075	60,528
Hallmark Financial Services, Inc.*	1,007	11,460
Hanover Insurance Group, Inc.	36,000	2,665,080
HCC Insurance Holdings, Inc.	22,600	1,736,584
HCI Group, Inc.	632	27,941
Heritage Insurance Holdings, Inc.*	1,759	40,439
Horace Mann Educators Corp.	2,905	105,684
Independence Holding Co.	490	6,463
Infinity Property & Casualty Corp.	811	61,506
James River Group Holdings Ltd.	807	20,877
Kansas City Life Insurance Co.	234	10,696
Kemper Corp.	3,083	118,850
Maiden Holdings Ltd.	3,606	56,903
MBIA, Inc.*	11,188	67,240
Meadowbrook Insurance Group, Inc.	3,661	31,485
Montpelier Reinsurance Holdings Ltd.	9,140	361,030
National General Holdings Corp.	2,514	52,367
National Interstate Corp.	475	12,977
National Western Life Insurance Co., Class A	163	39,037
Navigators Group, Inc.*	755	58,558
Old Republic International Corp.	137,000	2,141,310
OneBeacon Insurance Group Ltd., Class A	1,642	23,825
Patriot National, Inc.*	598	9,568
Primerica, Inc.	3,643	166,449
RLI Corp.	3,054	156,945
Safety Insurance Group, Inc.	1,032	59,557
Selective Insurance Group, Inc.	4,042	113,378
StanCorp Financial Group, Inc.	52,300	3,954,403
State Auto Financial Corp.	1,069	25,602
State National Cos., Inc.	2,116	22,916
Stewart Information Services Corp.	1,631	64,914
Symetra Financial Corp.	5,313	128,415
Third Point Reinsurance Ltd.*	5,965	87,984
United Fire Group, Inc.	1,421	46,552

United Insurance Holdings Corp.	1,254	19,487
Universal Insurance Holdings, Inc.	2,279	55,152
Validus Holdings Ltd.	41,500	1,825,585

		19,285,501

Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)	4,913	143,017
AG Mortgage Investment Trust, Inc. (REIT)	2,064	35,666
Agree Realty Corp. (REIT)	1,277	37,250
Alexander’s, Inc. (REIT)	151	61,910
Altisource Residential Corp. (REIT)	4,058	68,377
American Assets Trust, Inc. (REIT)	2,199	86,223
American Capital Mortgage Investment Corp. (REIT)	3,630	58,044
American Residential Properties, Inc. (REIT)*	2,362	43,697
Anworth Mortgage Asset Corp. (REIT)	7,494	36,945
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,218	69,302
Apollo Residential Mortgage, Inc. (REIT)	2,320	34,081
Ares Commercial Real Estate Corp. (REIT)	2,028	23,099
Armada Hoffler Properties, Inc. (REIT)	1,872	18,701
ARMOUR Residential REIT, Inc. (REIT)	25,246	70,941
Ashford Hospitality Prime, Inc. (REIT)	1,775	26,660
Ashford Hospitality Trust, Inc. (REIT)	5,861	49,584
Associated Estates Realty Corp. (REIT)	4,143	118,614
Bluerock Residential Growth REIT, Inc. (REIT)	1,361	17,230
Campus Crest Communities, Inc. (REIT)	4,496	24,908
Capstead Mortgage Corp. (REIT)	6,851	76,046
CareTrust REIT, Inc. (REIT)	2,214	28,051
CatchMark Timber Trust, Inc. (REIT), Class A	2,748	31,794
Cedar Realty Trust, Inc. (REIT)	6,152	39,373
Chambers Street Properties (REIT)	16,987	135,047
Chatham Lodging Trust (REIT)	2,750	72,792
Chesapeake Lodging Trust (REIT)	4,245	129,388
Colony Capital, Inc. (REIT), Class A	8,024	181,744
CorEnergy Infrastructure Trust, Inc. (REIT)	3,187	20,142
CoreSite Realty Corp. (REIT)	1,745	79,293
Cousins Properties, Inc. (REIT)	15,415	160,008
CubeSmart (REIT)	11,834	274,075
CyrusOne, Inc. (REIT)	3,799	111,881
CYS Investments, Inc. (REIT)	11,503	88,918
DCT Industrial Trust, Inc. (REIT)	6,354	199,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

DiamondRock Hospitality Co. (REIT)	14,323	$183,478
DuPont Fabros Technology, Inc. (REIT)	4,523	133,202
Dynex Capital, Inc. (REIT)	3,945	30,061
Easterly Government Properties, Inc. (REIT)	992	15,793
EastGroup Properties, Inc. (REIT)	2,311	129,948
Education Realty Trust, Inc. (REIT)	3,460	108,506
EPR Properties (REIT)	4,077	223,338
Equity One, Inc. (REIT)	5,209	121,578
Excel Trust, Inc. (REIT)	20,391	321,566
FelCor Lodging Trust, Inc. (REIT)	10,284	101,606
First Industrial Realty Trust, Inc. (REIT)	7,884	147,667
First Potomac Realty Trust (REIT)	4,236	43,631
Franklin Street Properties Corp. (REIT)	6,396	72,339
Geo Group, Inc. (REIT)	5,280	180,365
Getty Realty Corp. (REIT)	1,838	30,070
Gladstone Commercial Corp. (REIT)	1,468	24,310
Government Properties Income Trust (REIT)	4,264	79,097
Gramercy Property Trust, Inc. (REIT)	4,075	95,233
Great Ajax Corp. (REIT)	400	5,672
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,310	46,315
Hatteras Financial Corp. (REIT)	6,888	112,274
Healthcare Realty Trust, Inc. (REIT)	7,138	166,030
Hersha Hospitality Trust (REIT)	3,511	90,009
Highwoods Properties, Inc. (REIT)	6,723	268,584
Hudson Pacific Properties, Inc. (REIT)	5,322	150,985
Independence Realty Trust, Inc. (REIT)	1,693	12,748
InfraREIT, Inc. (REIT)	1,582	44,866
Inland Real Estate Corp. (REIT)	6,349	59,808
Invesco Mortgage Capital, Inc. (REIT)	8,927	127,835
Investors Real Estate Trust (REIT)	8,579	61,254
iStar Financial, Inc. (REIT)*	6,133	81,692
Kite Realty Group Trust (REIT)	5,937	145,278
Ladder Capital Corp. (REIT)	2,820	48,927
LaSalle Hotel Properties (REIT)	8,044	285,240
Lexington Realty Trust (REIT)	14,684	124,520
LTC Properties, Inc. (REIT)	50,544	2,102,630
Mack-Cali Realty Corp. (REIT)	6,436	118,615
Medical Properties Trust, Inc. (REIT)	14,931	195,745
Monmouth Real Estate Investment Corp. (REIT)	4,200	40,824
Monogram Residential Trust, Inc. (REIT)	11,816	106,580

National Health Investors, Inc. (REIT)	2,674	166,590
National Storage Affiliates Trust (REIT)	1,676	20,782
New Residential Investment Corp. (REIT)	14,185	216,179
New Senior Investment Group, Inc. (REIT)	4,693	62,745
New York Mortgage Trust, Inc. (REIT)	8,041	60,147
New York REIT, Inc. (REIT)	11,578	115,201
NexPoint Residential Trust, Inc. (REIT)	1,380	18,533
One Liberty Properties, Inc. (REIT)	938	19,961
Orchid Island Capital, Inc. (REIT)	1,242	13,923
Parkway Properties, Inc. (REIT)	6,006	104,745
Pebblebrook Hotel Trust (REIT)	5,105	218,902
Pennsylvania Real Estate Investment Trust (REIT)	4,952	105,676
PennyMac Mortgage Investment Trust (REIT)	4,598	80,143
Physicians Realty Trust (REIT)	5,005	76,877
Potlatch Corp. (REIT)	2,911	102,817
Preferred Apartment Communities, Inc. (REIT), Class A	1,546	15,383
PS Business Parks, Inc. (REIT)	1,393	100,505
QTS Realty Trust, Inc. (REIT), Class A	1,711	62,366
RAIT Financial Trust (REIT)	4,962	30,318
Ramco-Gershenson Properties Trust (REIT)	5,656	92,306
Redwood Trust, Inc. (REIT)	6,146	96,492
Resource Capital Corp. (REIT)	10,073	38,982
Retail Opportunity Investments Corp. (REIT)	6,569	102,608
Rexford Industrial Realty, Inc. (REIT)	4,020	58,612
RLJ Lodging Trust (REIT)	9,426	280,706
Rouse Properties, Inc. (REIT)	2,657	43,442
Ryman Hospitality Properties, Inc. (REIT)	3,114	165,385
Sabra Health Care REIT, Inc. (REIT)	4,211	108,391
Saul Centers, Inc. (REIT)	726	35,712
Select Income REIT (REIT)	4,395	90,713
Silver Bay Realty Trust Corp. (REIT)	2,644	43,071
Sovran Self Storage, Inc. (REIT)	2,542	220,925
STAG Industrial, Inc. (REIT)	4,613	92,260
STORE Capital Corp. (REIT)	2,432	48,883
Strategic Hotels & Resorts, Inc. (REIT)*	19,608	237,649
Summit Hotel Properties, Inc. (REIT)	6,280	81,703
Sun Communities, Inc. (REIT)	3,318	205,152
Sunstone Hotel Investors, Inc. (REIT)	14,874	223,259
Terreno Realty Corp. (REIT)	3,075	60,577
Trade Street Residential, Inc. (REIT)	1,195	7,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

UMH Properties, Inc. (REIT)	1,530	$14,994
United Development Funding IV (REIT)	2,126	37,162
Universal Health Realty Income Trust (REIT)	786	36,518
Urban Edge Properties (REIT)	4,274	88,856
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	31,308
Washington Real Estate Investment Trust (REIT)	4,869	126,351
Western Asset Mortgage Capital Corp. (REIT)	3,201	47,279
Whitestone REIT (REIT)	1,620	21,092
Xenia Hotels & Resorts, Inc. (REIT)	7,935	172,507

		13,593,437

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,482	137,191
Altisource Asset Management Corp.*	65	9,379
Altisource Portfolio Solutions S.A.*	1,016	31,283
AV Homes, Inc.*	865	12,430
Consolidated-Tomoka Land Co.	323	18,618
Forestar Group, Inc.*	2,408	31,689
FRP Holdings, Inc.*	501	16,247
Kennedy-Wilson Holdings, Inc.	6,572	161,606
Marcus & Millichap, Inc.*	962	44,387
RE/MAX Holdings, Inc., Class A	844	29,970
St. Joe Co.*	2,423	37,629
Tejon Ranch Co.*	988	25,401

		555,830

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin, Inc.*	535	20,319
Astoria Financial Corp.	6,551	90,338
Bank Mutual Corp.	3,373	25,871
BankFinancial Corp.	1,262	14,866
BBX Capital Corp., Class A*	203	3,297
Bear State Financial, Inc.*	875	8,173
Beneficial Bancorp, Inc.*	5,786	72,267
BofI Holding, Inc.*	1,094	115,647
Brookline Bancorp, Inc.	4,999	56,439
Capitol Federal Financial, Inc.	10,045	120,942
Charter Financial Corp./Maryland	1,090	13,527
Clifton Bancorp, Inc.	1,856	25,965
Dime Community Bancshares, Inc.	2,249	38,098
Essent Group Ltd.*	3,930	107,485
EverBank Financial Corp.	114,852	2,256,842
Federal Agricultural Mortgage Corp., Class C	755	21,940
First Defiance Financial Corp.	645	24,207
Flagstar Bancorp, Inc.*	1,511	27,923
Fox Chase Bancorp, Inc.	805	13,621
Heritage Financial Group, Inc.	641	19,345
Hingham Institution for Savings	88	10,130
HomeStreet, Inc.*	1,570	35,827
Impac Mortgage Holdings, Inc.*	610	11,675
Kearny Financial Corp.*	6,554	73,143

LendingTree, Inc.*	411	32,309
Meridian Bancorp, Inc.*	3,821	51,240
Meta Financial Group, Inc.	487	20,902
MGIC Investment Corp.*	24,101	274,269
Nationstar Mortgage Holdings, Inc.*	2,799	47,023
NMI Holdings, Inc., Class A*	3,500	28,070
Northfield Bancorp, Inc.	3,297	49,620
Northwest Bancshares, Inc.	6,643	85,163
OceanFirst Financial Corp.	952	17,755
Ocwen Financial Corp.*	7,615	77,673
Oritani Financial Corp.	3,053	49,001
PennyMac Financial Services, Inc., Class A*	1,023	18,537
Provident Financial Services, Inc.	4,616	87,658
Radian Group, Inc.	13,612	255,361
Stonegate Mortgage Corp.*	1,072	10,795
Territorial Bancorp, Inc.	576	13,974
TrustCo Bank Corp.	154,337	1,084,989
United Community Financial Corp./Ohio	3,533	18,902
United Financial Bancorp, Inc.	3,496	47,021
Walker & Dunlop, Inc.*	1,879	50,244
Washington Federal, Inc.	6,722	156,959
Waterstone Financial, Inc.	2,182	28,802
WSFS Financial Corp.	2,000	54,700

		5,768,854

Total Financials		56,826,113

Health Care (10.0%)
Biotechnology (2.7%)
Abeona Therapeutics, Inc.*	792	4,007
ACADIA Pharmaceuticals, Inc.*	5,637	236,078
Acceleron Pharma, Inc.*	1,534	48,536
Achillion Pharmaceuticals, Inc.*	8,379	74,238
Acorda Therapeutics, Inc.*	3,028	100,923
Adamas Pharmaceuticals, Inc.*	728	19,088
Aduro Biotech, Inc.*	591	17,925
Advaxis, Inc.*	2,163	43,974
Aegerion Pharmaceuticals, Inc.*	1,788	33,918
Affimed N.V.*	1,078	14,521
Agenus, Inc.*	5,396	46,567
Akebia Therapeutics, Inc.*	1,683	17,318
Alder Biopharmaceuticals, Inc.*	1,455	77,071
AMAG Pharmaceuticals, Inc.*	1,373	94,819
Amicus Therapeutics, Inc.*	6,865	97,140
Anacor Pharmaceuticals, Inc.*	2,900	224,547
Anthera Pharmaceuticals, Inc.*	2,580	22,240
Applied Genetic Technologies Corp.*	607	9,311
Ardelyx, Inc.*	847	13,527
Arena Pharmaceuticals, Inc.*	17,147	79,562
ARIAD Pharmaceuticals, Inc.*	11,865	98,123
Array BioPharma, Inc.*	10,017	72,223
Arrowhead Research Corp.*	4,197	30,008
Asterias Biotherapeutics, Inc.*	728	3,349
Atara Biotherapeutics, Inc.*	1,023	53,973
aTyr Pharma, Inc.*	432	8,001
Avalanche Biotechnologies, Inc.*	1,382	22,444
Bellicum Pharmaceuticals, Inc.*	583	12,400
BioCryst Pharmaceuticals, Inc.*	5,128	76,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

BioSpecifics Technologies Corp.*	350	$18,060
BioTime, Inc.*	3,593	13,043
Blueprint Medicines Corp.*	663	17,563
Calithera Biosciences, Inc.*	780	5,569
Cara Therapeutics, Inc.*	1,162	14,118
Catalyst Pharmaceuticals, Inc.*	5,455	22,529
Celldex Therapeutics, Inc.*	6,971	175,809
Cellular Biomedicine Group, Inc.*	693	25,994
Cepheid, Inc.*	5,089	311,192
ChemoCentryx, Inc.*	2,060	16,954
Chimerix, Inc.*	2,922	134,996
Cidara Therapeutics, Inc.*	345	4,837
Clovis Oncology, Inc.*	1,761	154,757
Coherus Biosciences, Inc.*	1,662	48,032
Concert Pharmaceuticals, Inc.*	1,095	16,304
CorMedix, Inc.*	2,208	8,567
CTI BioPharma Corp.*	11,582	22,585
Curis, Inc.*	7,837	25,940
Cytokinetics, Inc.*	2,418	16,249
CytRx Corp.*	3,833	14,259
Dicerna Pharmaceuticals, Inc.*	1,067	14,885
Dyax Corp.*	10,305	273,082
Dynavax Technologies Corp.*	2,090	48,958
Eagle Pharmaceuticals, Inc.*	613	49,567
Emergent BioSolutions, Inc.*	2,152	70,908
Enanta Pharmaceuticals, Inc.*	1,132	50,929
Epizyme, Inc.*	2,047	49,128
Esperion Therapeutics, Inc.*	930	76,037
Exact Sciences Corp.*	6,287	186,975
Exelixis, Inc.*	13,905	52,283
Fibrocell Science, Inc.*	1,716	9,043
FibroGen, Inc.*	3,381	79,453
Five Prime Therapeutics, Inc.*	1,521	37,782
Flexion Therapeutics, Inc.*	982	21,496
Foundation Medicine, Inc.*	849	28,730
Galena Biopharma, Inc.*	11,367	19,324
Genocea Biosciences, Inc.*	1,298	17,821
Genomic Health, Inc.*	1,252	34,793
Geron Corp.*	11,202	47,945
Halozyme Therapeutics, Inc.*	7,509	169,553
Heron Therapeutics, Inc.*	1,721	53,626
Idera Pharmaceuticals, Inc.*	6,034	22,386
Ignyta, Inc.*	1,295	19,542
Immune Design Corp.*	794	16,396
ImmunoGen, Inc.*	6,097	87,675
Immunomedics, Inc.*	6,794	27,584
Infinity Pharmaceuticals, Inc.*	3,418	37,427
Inovio Pharmaceuticals, Inc.*	5,102	41,632
Insmed, Inc.*	4,347	106,154
Insys Therapeutics, Inc.*	1,670	59,986
Invitae Corp.*	512	7,619
Ironwood Pharmaceuticals, Inc.*	8,909	107,442
Karyopharm Therapeutics, Inc.*	1,623	44,162
Keryx Biopharmaceuticals, Inc.*	7,322	73,074
Kite Pharma, Inc.*	2,041	124,440
KYTHERA Biopharmaceuticals, Inc.*	1,824	137,365
La Jolla Pharmaceutical Co.*	811	19,878
Lexicon Pharmaceuticals, Inc.*	2,893	23,289
Ligand Pharmaceuticals, Inc.*	1,246	125,721
Lion Biotechnologies, Inc.*	3,170	29,069

Loxo Oncology, Inc.*	542	9,772
MacroGenics, Inc.*	3,028	91,893
MannKind Corp.*	17,455	99,319
Medgenics, Inc.*	1,154	7,074
Merrimack Pharmaceuticals, Inc.*	7,846	97,016
MiMedx Group, Inc.*	7,683	89,046
Mirati Therapeutics, Inc.*	697	21,935
Momenta Pharmaceuticals, Inc.*	4,322	98,585
Myriad Genetics, Inc.*	4,909	166,857
Navidea Biopharmaceuticals, Inc.*	11,252	18,116
Neurocrine Biosciences, Inc.*	6,046	288,757
NewLink Genetics Corp.*	1,486	65,785
Northwest Biotherapeutics, Inc.*	3,327	33,037
Novavax, Inc.*	18,964	211,259
Ocata Therapeutics, Inc.*	2,460	12,964
OncoMed Pharmaceuticals, Inc.*	1,198	26,955
Oncothyreon, Inc.*	7,188	26,883
Ophthotech Corp.*	1,673	87,096
Orexigen Therapeutics, Inc.*	7,366	36,462
Organovo Holdings, Inc.*	5,730	21,602
Osiris Therapeutics, Inc.*	1,339	26,057
Otonomy, Inc.*	1,040	23,910
OvaScience, Inc.*	1,663	48,111
PDL BioPharma, Inc.	11,721	75,366
Peregrine Pharmaceuticals, Inc.*	13,305	17,430
Pfenex, Inc.*	1,150	22,310
Portola Pharmaceuticals, Inc.*	3,267	148,812
Progenics Pharmaceuticals, Inc.*	4,996	37,270
Proteon Therapeutics, Inc.*	531	9,484
Prothena Corp. plc*	2,214	116,611
PTC Therapeutics, Inc.*	2,394	115,223
Radius Health, Inc.*	2,068	140,004
Raptor Pharmaceutical Corp.*	5,697	89,956
Regulus Therapeutics, Inc.*	1,999	21,909
Repligen Corp.*	2,325	95,953
Retrophin, Inc.*	2,476	82,079
Rigel Pharmaceuticals, Inc.*	6,495	20,849
Sage Therapeutics, Inc.*	975	71,175
Sangamo BioSciences, Inc.*	4,977	55,195
Sarepta Therapeutics, Inc.*	2,932	89,221
Sorrento Therapeutics, Inc.*	2,005	35,328
Spark Therapeutics, Inc.*	571	34,414
Spectrum Pharmaceuticals, Inc.*	4,857	33,222
Stemline Therapeutics, Inc.*	1,125	13,241
Synergy Pharmaceuticals, Inc.*	7,097	58,905
Synta Pharmaceuticals Corp.*	6,364	14,192
T2 Biosystems, Inc.*	634	10,290
TESARO, Inc.*	1,647	96,827
TG Therapeutics, Inc.*	2,496	41,409
Threshold Pharmaceuticals, Inc.*	4,489	18,136
Tobira Therapeutics, Inc.*	181	3,122
Tokai Pharmaceuticals, Inc.*	665	8,844
Trevena, Inc.*	1,715	10,736
Trovagene, Inc.*	1,726	17,519
Ultragenyx Pharmaceutical, Inc.*	2,538	259,866
Vanda Pharmaceuticals, Inc.*	2,957	37,524
Verastem, Inc.*	2,282	17,206
Versartis, Inc.*	1,582	24,078
Vitae Pharmaceuticals, Inc.*	932	13,421
Vital Therapies, Inc.*	1,172	24,729
XBiotech, Inc.*	283	5,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Xencor, Inc.*	2,007	$44,094
XOMA Corp.*	6,503	25,232
Zafgen, Inc.*	1,162	40,240
ZIOPHARM Oncology, Inc.*	8,113	97,354

		9,025,292

Health Care Equipment & Supplies (4.2%)
Abaxis, Inc.	1,604	82,574
ABIOMED, Inc.*	2,961	194,627
Accuray, Inc.*	5,560	37,474
Analogic Corp.	891	70,300
AngioDynamics, Inc.*	1,810	29,684
Anika Therapeutics, Inc.*	1,042	34,417
Antares Pharma, Inc.*	11,004	22,888
AtriCure, Inc.*	2,002	49,329
Atrion Corp.	102	40,016
Cantel Medical Corp.	2,450	131,492
Cardiovascular Systems, Inc.*	2,235	59,116
Cerus Corp.*	6,779	35,183
CONMED Corp.	1,966	114,559
Corindus Vascular Robotics, Inc.*	1,618	5,679
CryoLife, Inc.	1,864	21,026
Cutera, Inc.*	1,027	15,898
Cyberonics, Inc.*	1,860	110,596
Cynosure, Inc., Class A*	1,591	61,381
Endologix, Inc.*	4,786	73,417
Entellus Medical, Inc.*	421	10,891
Exactech, Inc.*	735	15,310
GenMark Diagnostics, Inc.*	2,971	26,917
Globus Medical, Inc., Class A*	4,958	127,272
Greatbatch, Inc.*	1,832	98,781
Haemonetics Corp.*	3,699	152,991
Halyard Health, Inc.*	3,312	134,136
HeartWare International, Inc.*	1,235	89,772
Hill-Rom Holdings, Inc.	43,800	2,379,654
ICU Medical, Inc.*	1,005	96,138
Inogen, Inc.*	1,116	49,774
Insulet Corp.*	4,032	124,932
Integra LifeSciences Holdings Corp.*	1,828	123,152
Invacare Corp.	45,211	977,914
InVivo Therapeutics Holdings Corp.*	1,892	30,556
iRadimed Corp.*	201	4,677
K2M Group Holdings, Inc.*	1,246	29,929
LDR Holding Corp.*	1,651	71,406
LeMaitre Vascular, Inc.	824	9,937
Masimo Corp.*	3,122	120,946
Meridian Bioscience, Inc.	2,964	55,249
Merit Medical Systems, Inc.*	3,165	68,174
Natus Medical, Inc.*	2,351	100,059
Neogen Corp.*	2,666	126,475
Nevro Corp.*	1,075	57,781
NuVasive, Inc.*	3,440	162,987
NxStage Medical, Inc.*	4,513	64,468
OraSure Technologies, Inc.*	3,948	21,280
Orthofix International N.V.*	1,347	44,613
Oxford Immunotec Global plc*	1,420	19,667
Quidel Corp.*	2,094	48,057
Rockwell Medical, Inc.*	3,640	58,677
RTI Surgical, Inc.*	4,107	26,531

Second Sight Medical Products, Inc.*	841	11,446
Sientra, Inc.*	467	11,782
Spectranetics Corp.*	3,010	69,260
STAAR Surgical Co.*	2,729	26,362
STERIS Corp.	49,662	3,200,219
SurModics, Inc.*	943	22,085
Tandem Diabetes Care, Inc.*	1,252	13,572
Teleflex, Inc.	20,400	2,763,180
Thoratec Corp.*	3,856	171,862
Tornier N.V.*	2,582	64,524
TransEnterix, Inc.*	2,372	7,116
Unilife Corp.*	8,311	17,869
Utah Medical Products, Inc.	288	17,173
Vascular Solutions, Inc.*	1,254	43,539
Veracyte, Inc.*	933	10,394
West Pharmaceutical Services, Inc.	5,112	296,905
Wright Medical Group, Inc.*	3,664	96,217
Zeltiq Aesthetics, Inc.*	2,287	67,398

		13,629,662

Health Care Providers & Services (1.1%)
AAC Holdings, Inc.*	563	24,524
Aceto Corp.	2,060	50,738
Addus HomeCare Corp.*	443	12,342
Adeptus Health, Inc., Class A*	440	41,796
Air Methods Corp.*	2,782	115,008
Alliance HealthCare Services, Inc.*	357	6,672
Almost Family, Inc.*	515	20,554
Amedisys, Inc.*	1,999	79,420
AMN Healthcare Services, Inc.*	3,372	106,521
Amsurg Corp.*	3,433	240,138
Bio-Reference Laboratories, Inc.*	1,750	72,187
BioScrip, Inc.*	4,741	17,210
BioTelemetry, Inc.*	1,990	18,766
Capital Senior Living Corp.*	2,082	51,009
Chemed Corp.	1,213	159,024
Civitas Solutions, Inc.*	828	17,661
CorVel Corp.*	598	19,148
Cross Country Healthcare, Inc.*	2,252	28,555
Ensign Group, Inc.	1,798	91,806
ExamWorks Group, Inc.*	2,928	114,485
Five Star Quality Care, Inc.*	3,193	15,326
Genesis Healthcare, Inc.*	2,594	17,120
Hanger, Inc.*	2,531	59,327
HealthEquity, Inc.*	2,560	82,048
HealthSouth Corp.	6,482	298,561
Healthways, Inc.*	2,216	26,548
IPC Healthcare, Inc.*	1,233	68,296
Kindred Healthcare, Inc.	5,931	120,340
Landauer, Inc.	681	24,271
LHC Group, Inc.*	925	35,381
Magellan Health, Inc.*	1,940	135,936
Molina Healthcare, Inc.*	2,500	175,750
National HealthCare Corp.	714	46,403
National Research Corp., Class A	718	10,203
Nobilis Health Corp.*	2,245	15,266
Owens & Minor, Inc.	4,527	153,918
PharMerica Corp.*	2,160	71,928
Providence Service Corp.*	970	42,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

RadNet, Inc.*	2,436	$16,297
Select Medical Holdings Corp.	7,442	120,560
Surgical Care Affiliates, Inc.*	1,526	58,568
Team Health Holdings, Inc.*	5,104	333,444
Triple-S Management Corp., Class B*	1,726	44,289
Trupanion, Inc.*	1,098	9,048
U.S. Physical Therapy, Inc.	876	47,970
Universal American Corp.*	3,504	35,460
WellCare Health Plans, Inc.*	3,120	264,670

		3,617,444

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	2,370	19,292
Computer Programs & Systems, Inc.	793	42,362
Connecture, Inc.*	469	4,953
HealthStream, Inc.*	1,776	54,026
HMS Holdings Corp.*	6,300	108,171
Imprivata, Inc.*	649	10,618
MedAssets, Inc.*	4,328	95,476
Medidata Solutions, Inc.*	3,913	212,554
Merge Healthcare, Inc.*	4,953	23,774
Omnicell, Inc.*	2,558	96,462
Press Ganey Holdings, Inc.*	753	21,588
Quality Systems, Inc.	3,508	58,128
Vocera Communications, Inc.*	1,840	21,068

		768,472

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc.*	1,524	39,334
Affymetrix, Inc.*	5,504	60,104
Albany Molecular Research, Inc.*	1,789	36,174
Cambrex Corp.*	2,262	99,392
Fluidigm Corp.*	2,043	49,441
Furiex Pharmaceuticals, Inc.*†	447	3,275
Gerresheimer AG	38,800	2,418,453
Harvard Bioscience, Inc.*	2,223	12,671
INC Research Holdings, Inc., Class A*	920	36,910
Luminex Corp.*	3,026	52,229
NanoString Technologies, Inc.*	894	13,786
NeoGenomics, Inc.*	3,720	20,125
Pacific Biosciences of California, Inc.*	4,305	24,797
PAREXEL International Corp.*	3,914	251,709
PRA Health Sciences, Inc.*	1,415	51,407
Sequenom, Inc.*	8,670	26,357

		3,196,164

Pharmaceuticals (0.8%)
Aerie Pharmaceuticals, Inc.*	1,482	26,157
Agile Therapeutics, Inc.*	769	6,606
Alimera Sciences, Inc.*	2,290	10,557
Amphastar Pharmaceuticals, Inc.*	2,344	41,207
ANI Pharmaceuticals, Inc.*	559	34,686
Aratana Therapeutics, Inc.*	2,168	32,780
Assembly Biosciences, Inc.*	1,044	20,107
BioDelivery Sciences International, Inc.*	3,333	26,531
Carbylan Therapeutics, Inc.*	869	6,213
Catalent, Inc.*	3,088	90,571

Cempra, Inc.*	2,283	78,444
Collegium Pharmaceutical, Inc.*	535	9,544
Corcept Therapeutics, Inc.*	4,393	26,402
Corium International, Inc.*	653	8,940
Depomed, Inc.*	4,275	91,741
Dermira, Inc.*	967	16,971
Durect Corp.*	8,128	19,426
Endocyte, Inc.*	2,887	14,984
Flex Pharma, Inc.*	477	8,204
Foamix Pharmaceuticals Ltd.*	1,661	17,025
Heska Corp.*	444	13,182
IGI Laboratories, Inc.*	3,027	19,070
Impax Laboratories, Inc.*	5,120	235,110
Intersect ENT, Inc.*	1,027	29,403
Intra-Cellular Therapies, Inc.*	1,561	49,874
Lannett Co., Inc.*	1,898	112,817
Medicines Co.*	4,746	135,783
Nektar Therapeutics*	9,352	116,993
Ocular Therapeutix, Inc.*	924	19,432
Omeros Corp.*	2,686	48,321
Pacira Pharmaceuticals, Inc.*	2,591	183,236
Paratek Pharmaceuticals, Inc.	854	22,008
Pernix Therapeutics Holdings, Inc.*	3,227	19,104
Phibro Animal Health Corp., Class A	1,246	48,519
POZEN, Inc.*	2,039	21,022
Prestige Brands Holdings, Inc.*	3,762	173,955
Relypsa, Inc.*	2,325	76,934
Revance Therapeutics, Inc.*	1,121	35,850
Sagent Pharmaceuticals, Inc.*	1,570	38,167
SciClone Pharmaceuticals, Inc.*	3,539	34,753
Sucampo Pharmaceuticals, Inc., Class A*	1,807	29,689
Supernus Pharmaceuticals, Inc.*	2,506	42,552
Tetraphase Pharmaceuticals, Inc.*	2,556	121,257
TherapeuticsMD, Inc.*	9,073	71,314
Theravance Biopharma, Inc.*	1,756	22,863
Theravance, Inc.	6,026	108,890
VIVUS, Inc.*	7,605	17,948
XenoPort, Inc.*	4,256	26,089
Zogenix, Inc.*	11,192	18,803
ZS Pharma, Inc.*	1,300	68,107

		2,548,141

Total Health Care		32,785,175

Industrials (17.9%)
Aerospace & Defense (1.7%)
AAR Corp.	112,319	3,579,606
Aerojet Rocketdyne Holdings, Inc.*	4,457	91,859
Aerovironment, Inc.*	1,370	35,730
American Science & Engineering, Inc.	517	22,650
Astronics Corp.*	1,356	96,127
Cubic Corp.	1,525	72,559
Curtiss-Wright Corp.	3,368	243,978
DigitalGlobe, Inc.*	5,139	142,813
Ducommun, Inc.*	812	20,844
Engility Holdings, Inc.	1,276	32,104
Esterline Technologies Corp.*	2,204	210,129

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

HEICO Corp.	1,420	$82,786
HEICO Corp., Class A	2,745	139,364
KEYW Holding Corp.*	2,392	22,293
KLX, Inc.*	3,731	164,649
Kratos Defense & Security Solutions, Inc.*	3,176	20,009
Moog, Inc., Class A*	2,748	194,229
National Presto Industries, Inc.	337	27,068
Sparton Corp.*	701	19,151
TASER International, Inc.*	3,784	126,045
Teledyne Technologies, Inc.*	2,508	264,619
Vectrus, Inc.*	770	19,150

		5,627,762

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,727	39,096
Atlas Air Worldwide Holdings, Inc.*	1,778	97,719
Echo Global Logistics, Inc.*	2,114	69,043
Forward Air Corp.	2,179	113,875
Hub Group, Inc., Class A*	2,544	102,625
Park-Ohio Holdings Corp.	625	30,287
Radiant Logistics, Inc.*	1,764	12,895
UTi Worldwide, Inc.*	6,525	65,185
XPO Logistics, Inc.*	5,056	228,430

		759,155

Airlines (0.1%)
Allegiant Travel Co.	947	168,452
Hawaiian Holdings, Inc.*	3,381	80,299
Republic Airways Holdings, Inc.*	3,631	33,332
SkyWest, Inc.	3,671	55,212
Virgin America, Inc.*	1,781	48,942

		386,237

Building Products (2.5%)
AAON, Inc.	2,876	64,767
Advanced Drainage Systems, Inc.	2,396	70,275
American Woodmark Corp.*	916	50,243
Apogee Enterprises, Inc.	11,531	606,992
Builders FirstSource, Inc.*	3,283	42,154
Continental Building Products, Inc.*	2,252	47,720
Gibraltar Industries, Inc.*	92,204	1,878,195
Griffon Corp.	13,447	214,076
Insteel Industries, Inc.	1,307	24,441
Masonite International Corp.*	2,144	150,316
NCI Building Systems, Inc.*	1,931	29,100
Nortek, Inc.*	692	57,526
Patrick Industries, Inc.*	918	34,911
PGT, Inc.*	3,410	49,479
Ply Gem Holdings, Inc.*	1,574	18,557
Quanex Building Products Corp.	2,417	51,796
Simpson Manufacturing Co., Inc.	47,967	1,630,878
Trex Co., Inc.*	2,278	112,602
Universal Forest Products, Inc.	59,428	3,092,039

		8,226,067

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	3,969	130,461
ACCO Brands Corp.*	7,836	60,886

ARC Document Solutions, Inc.*	2,973	22,625
Brady Corp., Class A	3,375	83,497
Brink’s Co.	3,450	101,533
Casella Waste Systems, Inc., Class A*	2,773	15,557
CECO Environmental Corp.	1,568	17,765
Civeo Corp.	7,540	23,148
Deluxe Corp.	3,540	219,480
Ennis, Inc.	1,820	33,834
Essendant, Inc.	2,722	106,838
G&K Services, Inc., Class A	1,414	97,764
Healthcare Services Group, Inc.	5,032	166,308
Heritage-Crystal Clean, Inc.*	896	13,171
Herman Miller, Inc.	4,206	121,680
HNI Corp.	3,146	160,918
InnerWorkings, Inc.*	2,640	17,609
Interface, Inc.	4,667	116,908
Kimball International, Inc., Class B	2,403	29,220
Knoll, Inc.	3,452	86,404
Matthews International Corp., Class A	2,328	123,710
McGrath RentCorp	47,245	1,437,665
Mobile Mini, Inc.	3,238	136,126
MSA Safety, Inc.	40,686	1,973,678
Multi-Color Corp.	895	57,173
NL Industries, Inc.*	460	3,409
Quad/Graphics, Inc.	2,050	37,945
SP Plus Corp.*	1,187	30,993
Steelcase, Inc., Class A	5,876	111,115
Team, Inc.*	1,474	59,328
Tetra Tech, Inc.	4,260	109,226
TRC Cos., Inc.*	1,195	12,129
U.S. Ecology, Inc.	1,532	74,639
UniFirst Corp.	1,055	118,002
Viad Corp.	1,449	39,282
West Corp.	3,718	111,912

		6,061,938

Construction & Engineering (1.7%)
Aegion Corp.*	2,605	49,339
Ameresco, Inc., Class A*	1,393	10,657
Argan, Inc.	908	36,620
Comfort Systems USA, Inc.	2,649	60,795
Dycom Industries, Inc.*	2,414	142,064
EMCOR Group, Inc.	50,749	2,424,280
Furmanite Corp.*	2,687	21,818
Granite Construction, Inc.	69,791	2,478,278
Great Lakes Dredge & Dock Corp.*	4,327	25,789
HC2 Holdings, Inc.*	1,398	12,512
MasTec, Inc.*	4,737	94,124
MYR Group, Inc.*	1,490	46,130
Northwest Pipe Co.*	651	13,261
NV5 Holdings, Inc.*	359	8,709
Orion Marine Group, Inc.*	2,108	15,220
Primoris Services Corp.	2,739	54,232
Tutor Perini Corp.*	2,680	57,834

		5,551,662

Electrical Equipment (2.5%)
Allied Motion Technologies, Inc.	442	9,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

AZZ, Inc.	1,827	$94,639
Encore Wire Corp.	1,464	64,841
EnerSys, Inc.	32,850	2,309,026
Enphase Energy, Inc.*	1,942	14,779
Franklin Electric Co., Inc.	42,555	1,375,803
FuelCell Energy, Inc.*	17,612	17,205
Generac Holdings, Inc.*	4,910	195,172
General Cable Corp.	3,461	68,286
GrafTech International Ltd.*	8,516	42,239
LSI Industries, Inc.	1,558	14,552
Plug Power, Inc.*	11,987	29,368
Polypore International, Inc.*	3,190	191,017
Powell Industries, Inc.	12,983	456,612
Power Solutions International, Inc.*	336	18,151
PowerSecure International, Inc.*	1,611	23,778
Preformed Line Products Co.	184	6,940
Regal Beloit Corp.	43,200	3,135,888
Thermon Group Holdings, Inc.*	2,267	54,567
Vicor Corp.*	1,125	13,714

		8,136,504

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	30,400	3,043,648
Raven Industries, Inc.	2,666	54,200

		3,097,848

Machinery (5.0%)
Accuride Corp.*	2,972	11,442
Actuant Corp., Class A	4,242	97,948
Alamo Group, Inc.	681	37,210
Albany International Corp., Class A	1,995	79,401
Altra Industrial Motion Corp.	1,864	50,664
American Railcar Industries, Inc.	666	32,394
Astec Industries, Inc.	61,125	2,556,248
Barnes Group, Inc.	3,882	151,359
Blount International, Inc.	3,459	37,772
Blue Bird Corp.*	335	4,352
Briggs & Stratton Corp.	3,179	61,228
Chart Industries, Inc.*	2,159	77,184
CIRCOR International, Inc.	1,212	66,090
CLARCOR, Inc.	3,549	220,890
Columbus McKinnon Corp.	1,412	35,300
Commercial Vehicle Group, Inc.*	2,066	14,896
Douglas Dynamics, Inc.	1,555	33,401
EnPro Industries, Inc.	14,822	848,115
ESCO Technologies, Inc.	1,840	68,834
ExOne Co.*	759	8,425
Federal Signal Corp.	4,419	65,887
FreightCar America, Inc.	850	17,748
Global Brass & Copper Holdings, Inc.	1,526	25,957
Gorman-Rupp Co.	1,327	37,262
Graham Corp.	701	14,364
Greenbrier Cos., Inc.	1,873	87,750
Harsco Corp.	5,656	93,324
Hillenbrand, Inc.	47,048	1,444,374
Hurco Cos., Inc.	436	15,094
Hyster-Yale Materials Handling, Inc.	669	46,348
John Bean Technologies Corp.	2,061	77,473

Kadant, Inc.	775	36,580
Kennametal, Inc.	25,900	883,708
L.B. Foster Co., Class A	736	25,473
Lincoln Electric Holdings, Inc.	12,400	755,036
Lindsay Corp.	16,135	1,418,428
Lydall, Inc.*	1,200	35,472
Meritor, Inc.*	6,950	91,184
Miller Industries, Inc.	804	16,040
Mueller Industries, Inc.	85,919	2,983,108
Mueller Water Products, Inc., Class A	11,398	103,722
Navistar International Corp.*	3,629	82,124
NN, Inc.	1,323	33,763
Omega Flex, Inc.	203	7,645
Proto Labs, Inc.*	1,652	111,477
RBC Bearings, Inc.*	1,648	118,260
Rexnord Corp.*	7,207	172,319
Standex International Corp.	904	72,257
Sun Hydraulics Corp.	1,574	59,985
Tennant Co.	1,289	84,223
Titan International, Inc.	3,066	32,929
TriMas Corp.*	3,209	94,986
Twin Disc, Inc.	604	11,259
Wabash National Corp.*	161,095	2,020,131
Watts Water Technologies, Inc., Class A	8,494	440,414
Woodward, Inc.	4,617	253,889
Xerium Technologies, Inc.*	785	14,287

		16,377,433

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	1,522	10,608
Golden Ocean Group Ltd.	4,669	17,976
Matson, Inc.	3,074	129,231
Navios Maritime Holdings, Inc.	5,564	20,698
Safe Bulkers, Inc.	2,567	8,266
Scorpio Bulkers, Inc.*	12,625	20,579
Ultrapetrol Bahamas Ltd.*	1,666	1,882

		209,240

Professional Services (0.6%)
Acacia Research Corp.	3,666	32,151
Advisory Board Co.*	3,016	164,885
Barrett Business Services, Inc.	501	18,196
CBIZ, Inc.*	3,603	34,733
CDI Corp.	1,017	13,221
CEB, Inc.	2,385	207,638
CRA International, Inc.*	702	19,565
Exponent, Inc.	1,860	83,291
Franklin Covey Co.*	823	16,699
FTI Consulting, Inc.*	2,969	122,441
GP Strategies Corp.*	924	30,714
Heidrick & Struggles International, Inc.	1,297	33,826
Hill International, Inc.*	2,639	13,881
Huron Consulting Group, Inc.*	1,651	115,719
ICF International, Inc.*	1,415	49,327
Insperity, Inc.	1,372	69,835
Kelly Services, Inc., Class A	2,061	31,636
Kforce, Inc.	1,727	39,496
Korn/Ferry International	3,572	124,198
Mistras Group, Inc.*	1,166	22,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Navigant Consulting, Inc.*	3,464	$51,510
On Assignment, Inc.*	3,664	143,922
Paylocity Holding Corp.*	1,096	39,292
Pendrell Corp.*	11,599	15,891
Resources Connection, Inc.	2,705	43,523
RPX Corp.*	3,880	65,572
TriNet Group, Inc.*	2,922	74,073
TrueBlue, Inc.*	2,975	88,952
Volt Information Sciences, Inc.*	651	6,321
VSE Corp.	312	16,695
WageWorks, Inc.*	2,530	102,338

		1,891,672

Road & Rail (0.4%)
ArcBest Corp.	1,846	58,703
Celadon Group, Inc.	1,941	40,140
Con-way, Inc.	4,082	156,626
Covenant Transportation Group, Inc., Class A*	834	20,900
Genesee & Wyoming, Inc., Class A*	6,100	464,698
Heartland Express, Inc.	3,546	71,736
Knight Transportation, Inc.	4,466	119,421
Marten Transport Ltd.	1,677	36,391
P.A.M. Transportation Services, Inc.*	205	11,900
Quality Distribution, Inc.*	1,969	30,441
Roadrunner Transportation Systems, Inc.*	2,006	51,755
Saia, Inc.*	1,779	69,897
Swift Transportation Co.*	6,262	141,959
Universal Truckload Services, Inc.	572	12,561
USA Truck, Inc.*	687	14,585
Werner Enterprises, Inc.	3,140	82,425
YRC Worldwide, Inc.*	2,327	30,204

		1,414,342

Trading Companies & Distributors (0.3%)
Aircastle Ltd.	4,444	100,745
Applied Industrial Technologies, Inc.	2,841	112,646
Beacon Roofing Supply, Inc.*	3,521	116,968
CAI International, Inc.*	1,266	26,067
DXP Enterprises, Inc.*	894	41,571
H&E Equipment Services, Inc.	2,208	44,094
Kaman Corp.	1,907	79,979
Lawson Products, Inc.*	383	8,993
MRC Global, Inc.*	7,285	112,480
Neff Corp., Class A*	741	7,477
Real Industry, Inc.*	1,727	19,601
Rush Enterprises, Inc., Class A*	2,508	65,735
Stock Building Supply Holdings, Inc.*	1,085	21,212
TAL International Group, Inc.*	2,380	75,208
Textainer Group Holdings Ltd.	1,597	41,538
Titan Machinery, Inc.*	1,223	18,015
Veritiv Corp.*	587	21,402

		913,731

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,339	65,736

Total Industrials		58,719,327

Information Technology (8.5%)
Communications Equipment (0.5%)
ADTRAN, Inc.	3,773	61,311
Aerohive Networks, Inc.*	1,598	11,154
Alliance Fiber Optic Products, Inc.	1,026	19,032
Applied Optoelectronics, Inc.*	1,030	17,881
Bel Fuse, Inc., Class B	718	14,733
Black Box Corp.	1,075	21,500
CalAmp Corp.*	2,568	46,892
Calix, Inc.*	3,084	23,469
Ciena Corp.*	8,337	197,420
Clearfield, Inc.*	765	12,171
Comtech Telecommunications Corp.	1,139	33,088
Digi International, Inc.*	1,810	17,285
Emcore Corp.*	1,662	10,005
Extreme Networks, Inc.*	7,011	18,860
Finisar Corp.*	7,355	131,434
Harmonic, Inc.*	6,265	42,790
Infinera Corp.*	9,171	192,408
InterDigital, Inc.	2,549	145,013
Ixia*	4,246	52,820
KVH Industries, Inc.*	1,099	14,782
NETGEAR, Inc.*	2,449	73,519
Novatel Wireless, Inc.*	2,626	8,535
Oclaro, Inc.*	6,994	15,806
Plantronics, Inc.	2,772	156,091
Polycom, Inc.*	9,560	109,366
Ruckus Wireless, Inc.*	5,318	54,988
ShoreTel, Inc.*	4,555	30,883
Sonus Networks, Inc.*	3,443	23,826
Ubiquiti Networks, Inc.	2,164	69,064
ViaSat, Inc.*	3,023	182,166

		1,808,292

Electronic Equipment, Instruments & Components (1.8%)
Agilysys, Inc.*	989	9,079
Anixter International, Inc.*	2,029	132,189
AVX Corp.	3,161	42,547
Badger Meter, Inc.	1,019	64,696
Belden, Inc.	3,022	245,477
Benchmark Electronics, Inc.*	3,715	80,913
Checkpoint Systems, Inc.	2,999	30,530
Coherent, Inc.*	1,684	106,900
Control4 Corp.*	1,460	12,979
CTS Corp.	2,346	45,207
Daktronics, Inc.	2,717	32,224
DTS, Inc.*	1,235	37,655
Electro Rent Corp.	1,191	12,934
Fabrinet*	2,507	46,956
FARO Technologies, Inc.*	1,227	57,301
FEI Co.	2,935	243,400
Gerber Scientific, Inc. (Escrow Shares)*†	2,504	—
GSI Group, Inc.*	2,408	36,192
II-VI, Inc.*	3,709	70,397
Ingram Micro, Inc., Class A*	56,000	1,401,680
Insight Enterprises, Inc.*	2,735	81,804
InvenSense, Inc.*	5,479	82,733
Itron, Inc.*	2,720	93,677
Kimball Electronics, Inc.*	2,046	29,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Knowles Corp.*	6,005	$108,690
Littelfuse, Inc.	1,593	151,160
Mercury Systems, Inc.*	2,387	34,946
Mesa Laboratories, Inc.	200	17,780
Methode Electronics, Inc.	2,718	74,609
MTS Systems Corp.	1,047	72,191
Multi-Fineline Electronix, Inc.*	666	14,559
Newport Corp.*	2,819	53,448
OSI Systems, Inc.*	1,406	99,531
Park Electrochemical Corp.	1,442	27,629
PC Connection, Inc.	742	18,357
Plexus Corp.*	2,377	104,303
RealD, Inc.*	2,832	34,919
Rofin-Sinar Technologies, Inc.*	47,288	1,305,149
Rogers Corp.*	1,318	87,172
Sanmina Corp.*	5,861	118,158
ScanSource, Inc.*	2,025	77,071
SYNNEX Corp.	2,036	149,015
Tech Data Corp.*	2,588	148,965
TTM Technologies, Inc.*	4,190	41,858
Universal Display Corp.*	2,843	147,068
Vishay Intertechnology, Inc.	9,557	111,626
Vishay Precision Group, Inc.*	852	12,831

		6,008,356

Internet Software & Services (1.1%)
Amber Road, Inc.*	1,207	8,473
Angie’s List, Inc.*	3,044	18,751
Apigee Corp.*	332	3,297
Bankrate, Inc.*	4,739	49,712
Bazaarvoice, Inc.*	4,282	25,221
Benefitfocus, Inc.*	558	24,468
Blucora, Inc.*	2,909	46,980
Box, Inc., Class A*	877	16,347
Brightcove, Inc.*	2,215	15,195
Carbonite, Inc.*	1,330	15,707
Care.com, Inc.*	1,328	7,862
ChannelAdvisor Corp.*	1,552	18,546
Cimpress N.V.*	2,324	195,588
comScore, Inc.*	2,434	129,635
Constant Contact, Inc.*	2,263	65,084
Cornerstone OnDemand, Inc.*	3,815	132,762
Coupons.com, Inc.*	4,299	46,386
Cvent, Inc.*	1,654	42,640
Dealertrack Technologies, Inc.*	3,878	243,500
Demandware, Inc.*	2,361	167,820
DHI Group, Inc.*	3,142	27,932
EarthLink Holdings Corp.	7,305	54,714
Endurance International Group Holdings, Inc.*	4,151	85,760
Envestnet, Inc.*	2,495	100,873
Everyday Health, Inc.*	1,519	19,413
Five9, Inc.*	1,623	8,488
Gogo, Inc.*	3,970	85,077
GrubHub, Inc.*	5,320	181,252
GTT Communications, Inc.*	1,733	41,367
Hortonworks, Inc.*	553	14,002
Internap Corp.*	3,970	36,723
Intralinks Holdings, Inc.*	2,841	33,836
j2 Global, Inc.	3,409	231,607
Limelight Networks, Inc.*	4,199	16,544
Liquidity Services, Inc.*	1,728	16,641

LivePerson, Inc.*	4,010	39,338
LogMeIn, Inc.*	1,742	112,342
Marchex, Inc., Class B	2,188	10,831
Marin Software, Inc.*	2,155	14,525
Marketo, Inc.*	2,453	68,831
MaxPoint Interactive, Inc.*	480	3,878
Millennial Media, Inc.*	8,279	13,412
Monster Worldwide, Inc.*	6,474	42,340
New Relic, Inc.*	418	14,709
NIC, Inc.	4,630	84,636
OPOWER, Inc.*	1,836	21,132
Q2 Holdings, Inc.*	1,373	38,787
QuinStreet, Inc.*	2,531	16,325
RealNetworks, Inc.*	1,654	8,948
Reis, Inc.	600	13,308
RetailMeNot, Inc.*	2,722	48,533
Rocket Fuel, Inc.*	1,849	15,162
SciQuest, Inc.*	1,917	28,391
Shutterstock, Inc.*	1,386	81,275
SPS Commerce, Inc.*	1,176	77,381
Stamps.com, Inc.*	1,010	74,306
TechTarget, Inc.*	1,398	12,484
Textura Corp.*	1,396	38,851
Travelzoo, Inc.*	455	5,132
TrueCar, Inc.*	3,452	41,390
Web.com Group, Inc.*	3,103	75,155
WebMD Health Corp.*	2,686	118,936
Wix.com Ltd.*	1,317	31,108
XO Group, Inc.*	1,876	30,673
Xoom Corp.*	2,253	47,437

		3,457,759

IT Services (0.9%)
6D Global Technologies, Inc.*	1,346	8,803
Acxiom Corp.*	5,558	97,710
Blackhawk Network Holdings, Inc.*	3,848	158,538
CACI International, Inc., Class A*	1,739	140,668
Cardtronics, Inc.*	3,210	118,930
Cass Information Systems, Inc.	819	46,044
Ciber, Inc.*	5,752	19,844
Convergys Corp.	7,047	179,628
CSG Systems International, Inc.	2,354	74,528
Datalink Corp.*	1,434	12,820
EPAM Systems, Inc.*	3,459	246,385
Euronet Worldwide, Inc.*	3,682	227,179
EVERTEC, Inc.	4,659	98,957
ExlService Holdings, Inc.*	2,377	82,197
Forrester Research, Inc.	726	26,150
Global Cash Access Holdings, Inc.*	4,791	37,082
Hackett Group, Inc.	1,722	23,126
Heartland Payment Systems, Inc.	2,609	141,016
IGATE Corp.*	2,575	122,802
Lionbridge Technologies, Inc.*	4,630	28,567
Luxoft Holding, Inc.*	1,300	73,515
ManTech International Corp., Class A	1,720	49,880
MAXIMUS, Inc.	4,683	307,814
ModusLink Global Solutions, Inc.*	2,481	8,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MoneyGram International, Inc.*	2,033	$18,683
NeuStar, Inc., Class A*	1,428	41,712
Perficient, Inc.*	2,511	48,312
PFSweb, Inc.*	832	11,532
Science Applications International Corp.	3,276	173,137
ServiceSource International, Inc.*	4,191	22,925
Sykes Enterprises, Inc.*	2,801	67,924
Syntel, Inc.*	2,242	106,450
TeleTech Holdings, Inc.	1,183	32,036
Unisys Corp.*	3,575	71,464
Virtusa Corp.*	2,102	108,043

		3,032,836

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	2,899	79,693
Advanced Micro Devices, Inc.*	44,977	107,945
Alpha & Omega Semiconductor Ltd.*	1,580	13,809
Ambarella, Inc.*	2,216	227,561
Amkor Technology, Inc.*	6,994	41,824
Applied Micro Circuits Corp.*	5,673	38,293
Axcelis Technologies, Inc.*	7,909	23,411
Brooks Automation, Inc.	4,764	54,548
Cabot Microelectronics Corp.*	1,745	82,207
Cascade Microtech, Inc.*	949	14,448
Cavium, Inc.*	3,914	269,322
CEVA, Inc.*	1,450	28,173
Cirrus Logic, Inc.*	4,492	152,863
Cohu, Inc.	97,030	1,283,707
Diodes, Inc.*	2,643	63,723
DSP Group, Inc.*	1,552	16,032
Entegris, Inc.*	9,912	144,418
Exar Corp.*	2,779	27,179
Fairchild Semiconductor International, Inc.*	8,242	143,246
FormFactor, Inc.*	4,003	36,828
Inphi Corp.*	2,708	61,905
Integrated Device Technology, Inc.*	10,484	227,503
Integrated Silicon Solution, Inc.	2,246	49,726
Intersil Corp., Class A	9,290	116,218
IXYS Corp.	1,747	26,729
Kopin Corp.*	4,430	15,283
Lattice Semiconductor Corp.*	8,282	48,781
MA-COM Technology Solutions Holdings, Inc.*	1,659	63,457
Mattson Technology, Inc.*	5,242	17,561
MaxLinear, Inc., Class A*	3,693	44,685
Micrel, Inc.	3,146	43,729
Microsemi Corp.*	6,733	235,318
MKS Instruments, Inc.	38,071	1,444,414
Monolithic Power Systems, Inc.	2,784	141,177
Nanometrics, Inc.*	1,687	27,194
NeoPhotonics Corp.*	1,981	18,086
NVE Corp.	336	26,342
OmniVision Technologies, Inc.*	4,110	107,661
PDF Solutions, Inc.*	1,918	30,688
Pericom Semiconductor Corp.	1,592	20,935
Photronics, Inc.*	4,688	44,583
PMC-Sierra, Inc.*	12,348	105,699

Power Integrations, Inc.	2,075	93,748
Rambus, Inc.*	8,169	118,369
Rudolph Technologies, Inc.*	2,277	27,347
Semtech Corp.*	4,698	93,255
Sigma Designs, Inc.*	2,478	29,563
Silicon Laboratories, Inc.*	3,018	163,002
Synaptics, Inc.*	2,609	226,292
Tessera Technologies, Inc.	3,720	141,286
Ultra Clean Holdings, Inc.*	2,238	13,943
Ultratech, Inc.*	1,951	36,211
Veeco Instruments, Inc.*	2,854	82,024
Xcerra Corp.*	3,924	29,705

		6,821,649

Software (1.8%)
A10 Networks, Inc.*	2,365	15,231
ACI Worldwide, Inc.*	8,267	203,120
Advent Software, Inc.	3,746	165,611
American Software, Inc., Class A	1,687	16,026
Aspen Technology, Inc.*	6,043	275,259
AVG Technologies N.V.*	2,912	79,235
Barracuda Networks, Inc.*	566	22,425
Blackbaud, Inc.	3,320	189,074
Bottomline Technologies de, Inc.*	2,919	81,177
BroadSoft, Inc.*	2,056	71,076
Callidus Software, Inc.*	3,897	60,715
Code Rebel Corp.*	82	2,654
CommVault Systems, Inc.*	3,199	135,670
Comverse, Inc.*	1,456	29,236
Cyan, Inc.*	2,035	10,663
Digimarc Corp.*	528	23,834
Digital Turbine, Inc.*	3,287	9,927
Ebix, Inc.	1,901	61,992
Ellie Mae, Inc.*	2,092	146,001
EnerNOC, Inc.*	1,894	18,372
Epiq Systems, Inc.	2,287	38,605
ePlus, Inc.*	391	29,970
Fair Isaac Corp.	2,217	201,259
Fleetmatics Group plc*	2,710	126,909
Gigamon, Inc.*	1,939	63,968
Globant S.A.*	1,077	32,773
Glu Mobile, Inc.*	8,503	52,804
Guidance Software, Inc.*	1,375	11,646
Guidewire Software, Inc.*	4,963	262,692
HubSpot, Inc.*	1,327	65,793
Imperva, Inc.*	1,879	127,208
Infoblox, Inc.*	4,027	105,548
Interactive Intelligence Group, Inc.*	1,221	54,298
Jive Software, Inc.*	3,353	17,603
Manhattan Associates, Inc.*	5,219	311,313
Mentor Graphics Corp.	7,082	187,177
MicroStrategy, Inc., Class A*	657	111,743
MobileIron, Inc.*	2,695	15,927
Model N, Inc.*	1,444	17,198
Monotype Imaging Holdings, Inc.	2,825	68,111
NetScout Systems, Inc.*	2,638	96,735
Park City Group, Inc.*	738	9,144
Paycom Software, Inc.*	2,237	76,393
Pegasystems, Inc.	2,518	57,637
Progress Software Corp.*	3,586	98,615
Proofpoint, Inc.*	2,794	177,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

PROS Holdings, Inc.*	1,684	$35,549
QAD, Inc., Class A	491	12,977
QAD, Inc., Class B	219	4,724
Qlik Technologies, Inc.*	6,459	225,807
Qualys, Inc.*	1,759	70,976
Rally Software Development Corp.*	1,793	34,874
RealPage, Inc.*	3,716	70,864
Rovi Corp.*	6,263	99,895
Rubicon Project, Inc.*	1,827	27,332
Sapiens International Corp. N.V.	1,691	17,553
SeaChange International, Inc.*	2,320	16,263
Silver Spring Networks, Inc.*	2,609	32,378
Synchronoss Technologies, Inc.*	2,745	125,529
Take-Two Interactive Software, Inc.*	5,993	165,227
Tangoe, Inc.*	2,776	34,922
TeleCommunication Systems, Inc., Class A*	3,632	12,022
Telenav, Inc.*	2,031	16,349
TiVo, Inc.*	6,906	70,027
TubeMogul, Inc.*	978	13,976
Tyler Technologies, Inc.*	2,383	308,312
Varonis Systems, Inc.*	631	13,939
VASCO Data Security International, Inc.*	2,080	62,795
Verint Systems, Inc.*	4,344	263,876
VirnetX Holding Corp.*	3,148	13,222
Workiva, Inc.*	511	7,067
Yodlee, Inc.*	1,272	18,368
Zendesk, Inc.*	3,791	84,198
Zix Corp.*	4,089	21,140

		5,916,422

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	2,272	30,308
Cray, Inc.*	2,899	85,550
Diebold, Inc.	4,583	160,405
Dot Hill Systems Corp.*	4,285	26,224
Eastman Kodak Co.*	1,236	20,765
Electronics for Imaging, Inc.*	3,317	144,323
Imation Corp.*	2,342	9,509
Immersion Corp.*	1,990	25,213
Nimble Storage, Inc.*	3,582	100,511
QLogic Corp.*	6,191	87,850
Quantum Corp.*	15,375	25,830
Silicon Graphics International Corp.*	2,379	15,392
Stratasys Ltd.*	3,598	125,678
Super Micro Computer, Inc.*	2,612	77,263
Violin Memory, Inc.*	6,524	15,984

		950,805

Total Information Technology		27,996,119

Materials (8.8%)
Chemicals (7.0%)
A. Schulman, Inc.	77,541	3,390,092
American Vanguard Corp.	2,070	28,566
Axiall Corp.	114,775	4,137,639
Balchem Corp.	2,214	123,364
Cabot Corp.	5,300	197,637

Calgon Carbon Corp.	3,724	72,171
Chase Corp.	486	19,318
Chemtura Corp.*	4,771	135,067
Core Molding Technologies, Inc.*	542	12,379
Ferro Corp.*	5,169	86,736
Flotek Industries, Inc.*	3,788	47,464
FutureFuel Corp.	1,687	21,712
H.B. Fuller Co.	82,572	3,354,075
Hawkins, Inc.	743	30,010
Innophos Holdings, Inc.	1,468	77,275
Innospec, Inc.	1,706	76,838
Intrepid Potash, Inc.*	3,983	47,557
KMG Chemicals, Inc.	679	17,274
Koppers Holdings, Inc.	1,463	36,165
Kraton Performance Polymers, Inc.*	2,228	53,205
Kronos Worldwide, Inc.	1,446	15,848
LSB Industries, Inc.*	1,396	57,013
Minerals Technologies, Inc.	37,163	2,531,915
Olin Corp.	5,497	148,144
OM Group, Inc.	2,140	71,904
OMNOVA Solutions, Inc.*	3,359	25,159
PolyOne Corp.	6,315	247,359
Quaker Chemical Corp.	941	83,598
Rayonier Advanced Materials, Inc.	2,886	46,926
Rentech, Inc.*	14,813	15,850
RPM International, Inc.	41,850	2,049,394
Senomyx, Inc.*	3,169	16,986
Sensient Technologies Corp.	54,111	3,697,946
Stepan Co.	33,165	1,794,558
Trecora Resources*	1,449	21,880
Tredegar Corp.	1,769	39,113
Trinseo S.A.*	796	21,365
Tronox Ltd., Class A	4,458	65,221
Valhi, Inc.	1,231	6,967

		22,921,690

Construction Materials (0.1%)
Headwaters, Inc.*	5,243	95,527
Summit Materials, Inc., Class A*	1,819	46,385
U.S. Concrete, Inc.*	1,041	39,443
United States Lime & Minerals, Inc.	141	8,195

		189,550

Containers & Packaging (0.2%)
AEP Industries, Inc.*	287	15,843
AptarGroup, Inc.	1,600	102,032
Berry Plastics Group, Inc.*	8,481	274,784
Greif, Inc., Class A	2,168	77,723
Myers Industries, Inc.	1,725	32,775

		503,157

Metals & Mining (1.3%)
AK Steel Holding Corp.*	12,625	48,859
Allegheny Technologies, Inc.	28,226	852,425
Carpenter Technology Corp.	61,950	2,396,226
Century Aluminum Co.*	3,503	36,536
Cliffs Natural Resources, Inc.	10,861	47,028
Coeur Mining, Inc.*	9,618	54,919
Commercial Metals Co.	8,221	132,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Globe Specialty Metals, Inc.	4,570	$80,889
Handy & Harman Ltd.*	188	6,514
Haynes International, Inc.	875	43,155
Hecla Mining Co.	26,223	68,966
Horsehead Holding Corp.*	3,991	46,775
Kaiser Aluminum Corp.	1,205	100,111
Materion Corp.	1,421	50,090
Olympic Steel, Inc.	682	11,894
RTI International Metals, Inc.*	2,184	68,840
Ryerson Holding Corp.*	738	6,716
Schnitzer Steel Industries, Inc., Class A	1,858	32,459
Stillwater Mining Co.*	8,560	99,210
SunCoke Energy, Inc.	4,612	59,956
TimkenSteel Corp.	2,809	75,815
Worthington Industries, Inc.	3,393	101,994

		4,421,571

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,829	103,768
Clearwater Paper Corp.*	1,363	78,100
Deltic Timber Corp.	790	53,436
KapStone Paper and Packaging Corp.	6,061	140,130
Louisiana-Pacific Corp.*	10,142	172,718
Neenah Paper, Inc.	1,199	70,693
P.H. Glatfelter Co.	3,090	67,949
Schweitzer-Mauduit International, Inc.	2,169	86,500
Wausau Paper Corp.	2,946	27,044

		800,338

Total Materials		28,836,306

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	6,226	55,785
Atlantic Tele-Network, Inc.	713	49,254
Cincinnati Bell, Inc.*	15,047	57,480
Cogent Communications Holdings, Inc.	3,250	109,980
Consolidated Communications Holdings, Inc.	3,565	74,901
FairPoint Communications, Inc.*	1,462	26,638
General Communication, Inc., Class A*	2,497	42,474
Globalstar, Inc.*	33,540	70,769
Hawaiian Telcom Holdco, Inc.*	806	21,037
IDT Corp., Class B	1,217	22,003
inContact, Inc.*	4,419	43,615
Inteliquent, Inc.	2,388	43,939
Intelsat S.A.*	2,039	20,227
Iridium Communications, Inc.*	5,857	53,240
Lumos Networks Corp.	1,612	23,841
ORBCOMM, Inc.*	4,108	27,729
Pacific DataVision, Inc.*	922	38,844
Premiere Global Services, Inc.*	3,310	34,060
Straight Path Communications, Inc., Class B*	662	21,707
Vonage Holdings Corp.*	13,057	64,110
Windstream Holdings, Inc.	7,119	45,419

		947,052

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,566	21,195
Leap Wireless International, Inc.*†	3,905	7,381
NTELOS Holdings Corp.*	1,368	6,320
RingCentral, Inc., Class A*	3,771	69,726
Shenandoah Telecommunications Co.	1,702	58,260
Spok Holdings, Inc.	1,566	26,371

		189,253

Total Telecommunication Services		1,136,305

Utilities (1.9%)
Electric Utilities (0.4%)
ALLETE, Inc.	3,451	160,092
Cleco Corp.	4,284	230,693
El Paso Electric Co.	2,853	98,885
Empire District Electric Co.	3,076	67,057
Genie Energy Ltd., Class B*	857	8,973
IDACORP, Inc.	3,567	200,251
MGE Energy, Inc.	2,420	93,727
Otter Tail Corp.	2,628	69,905
PNM Resources, Inc.	5,668	139,433
Portland General Electric Co.	5,594	185,497
Spark Energy, Inc., Class A	181	2,852
UIL Holdings Corp.	4,009	183,692
Unitil Corp.	984	32,492

		1,473,549

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	1,075	57,889
Laclede Group, Inc.	39,282	2,045,021
New Jersey Resources Corp.	6,049	166,650
Northwest Natural Gas Co.	1,905	80,353
ONE Gas, Inc.	3,723	158,451
Piedmont Natural Gas Co., Inc.	5,554	196,112
South Jersey Industries, Inc.	4,835	119,569
Southwest Gas Corp.	3,324	176,870
WGL Holdings, Inc.	3,519	191,046

		3,191,961

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc	3,469	108,649
Atlantic Power Corp.	8,667	26,694
Dynegy, Inc.*	9,090	265,883
NRG Yield, Inc., Class A	2,575	56,624
NRG Yield, Inc., Class C	2,336	51,135
Ormat Technologies, Inc.	2,631	99,136
Pattern Energy Group, Inc.	3,628	102,963
Talen Energy Corp.*	5,889	101,055
Vivint Solar, Inc.*	1,424	17,330

		829,469

Multi-Utilities (0.1%)
Avista Corp.	4,421	135,504
Black Hills Corp.	3,173	138,502
NorthWestern Corp.	3,335	162,581

		436,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Water Utilities (0.1%)
American States Water Co.	2,668	$99,757
Artesian Resources Corp., Class A	553	11,663
California Water Service Group	3,371	77,027
Connecticut Water Service, Inc.	775	26,474
Consolidated Water Co., Ltd.	995	12,537
Middlesex Water Co.	1,125	25,380
SJW Corp.	1,125	34,526
York Water Co.	891	18,586

		305,950

Total Utilities		6,237,516

Total Common Stocks (86.7%) (Cost $196,338,852)		284,563,095

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp.
6.625%, 5/15/21	$930,000	902,100

Total Energy		902,100

Total Corporate Bonds		902,100

Total Long-Term Debt Securities (0.3%) (Cost $899,882)		902,100

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*† (Cost $—)	5,112	—

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	1,382	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (7.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	25,727,698	25,727,698

Total Short-Term Investments (7.8%) (Cost $25,727,698)		25,727,698

Total Investments (94.8%)
(Cost $222,966,432)		311,192,893
Other Assets Less Liabilities (5.2%)		17,181,705

Net Assets (100%)		$328,374,598

*	Non-income producing.
†	Securities (totaling $10,656 or 0.0% of net assets) held at fair value by management.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	267	September-15	$33,693,127	$33,385,680	$(307,447)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$48,084,777	$—	$—		$48,084,777
Consumer Staples	7,586,738	1,317,807	—		8,904,545
Energy	13,702,732	1,334,180	—		15,036,912
Financials	56,826,113	—	—		56,826,113
Health Care	30,363,447	2,418,453	3,275		32,785,175
Industrials	58,719,327	—	—		58,719,327
Information Technology	27,996,119	—	—	(b)	27,996,119
Materials	28,836,306	—	—		28,836,306
Telecommunication Services	1,128,924	—	7,381		1,136,305
Utilities	6,237,516	—	—		6,237,516
Corporate Bonds
Energy	—	902,100	—		902,100
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	25,727,698	—	—		25,727,698
Warrants
Energy	—	—	—	(b)	—

Total Assets	$305,209,697	$5,972,540	$10,656		$311,192,893

Liabilities:
Futures	$(307,447)	$—	$—		$(307,447)

Total Liabilities	$(307,447)	$—	$—		$(307,447)

Total	$304,902,250	$5,972,540	$10,656		$310,885,446

(a)	A security with a market value of $7,381 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(307,447	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$5,724,471	$5,724,471

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(2,239,947)	$(2,239,947)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $58,466,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,463,020
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$58,903,065

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,504,775
Aggregate gross unrealized depreciation	(10,174,053)

Net unrealized appreciation	$88,330,722

Federal income tax cost of investments	$222,862,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $222,966,432)	$311,192,893
Cash	15,369,812
Foreign cash (Cost $33)	27
Cash held as collateral at broker	1,361,700
Receivable for securities sold	15,138,564
Dividends, interest and other receivables	260,861
Due from broker for futures variation margin	247,148
Receivable from Separate Accounts for Trust shares sold	10,137
Other assets	3,496

Total assets	343,584,638

LIABILITIES
Payable for securities purchased	14,678,716
Payable to Separate Accounts for Trust shares redeemed	195,576
Investment management fees payable	191,777
Administrative fees payable	33,847
Distribution fees payable – Class IB	33,109
Trustees’ fees payable	920
Distribution fees payable – Class IA	838
Accrued expenses	75,257

Total liabilities	15,210,040

NET ASSETS	$328,374,598

Net assets were comprised of:
Paid in capital	$281,197,320
Accumulated undistributed net investment income (loss)	827,434
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(41,569,164)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	87,919,008

Net assets	$328,374,598

Class IA
Net asset value, offering and redemption price per share, $4,027,062 / 262,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.34

Class IB
Net asset value, offering and redemption price per share, $158,808,627 / 10,340,405 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.36

Class K
Net asset value, offering and redemption price per share, $165,538,909 / 10,777,595 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,886 foreign withholding tax)	$2,016,646
Interest	61,375

Total income	2,078,021

EXPENSES
Investment management fees	1,192,134
Administrative fees	210,520
Distribution fees – Class IB	198,519
Custodian fees	31,069
Professional fees	25,394
Printing and mailing expenses	8,909
Distribution fees – Class IA	5,032
Trustees’ fees	3,969
Miscellaneous	5,473

Total expenses	1,681,019

NET INVESTMENT INCOME (LOSS)	397,002

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	19,224,868
Futures	5,724,471
Foreign currency transactions	610

Net realized gain (loss)	24,949,949

Change in unrealized appreciation (depreciation) on:
Investments	(13,366,679)
Futures	(2,239,947)
Foreign currency translations	(2)

Net change in unrealized appreciation (depreciation)	(15,606,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,343,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,740,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$397,002	$575,997
Net realized gain (loss) on investments, futures and foreign currency transactions	24,949,949	42,475,658
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(15,606,628)	(35,823,161)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,740,323	7,228,494

DIVIDENDS:
Dividends from net investment income
Class IA	—	(652)
Class IB	—	(25,174)
Class K	—	(492,661)

TOTAL DIVIDENDS:	—	(518,487)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,856 and 76,463 shares, respectively ]	220,790	1,118,774
Capital shares issued in reinvestment of dividends [ 0 and 44 shares, respectively ]	—	652
Capital shares repurchased [ (30,709) and (197,813) shares, respectively ]	(461,677)	(2,869,256)

Total Class IA transactions	(240,887)	(1,749,830)

Class IB
Capital shares sold [ 554,660 and 1,264,892 shares, respectively ]	8,366,417	18,343,134
Capital shares issued in reinvestment of dividends [ 0 and 1,708 shares, respectively ]	—	25,174
Capital shares repurchased [ (1,101,652) and (3,194,517) shares, respectively ]	(16,585,667)	(46,230,299)

Total Class IB transactions	(8,219,250)	(27,861,991)

Class K
Capital shares sold [ 12,522 and 15,797 shares, respectively ]	188,179	229,503
Capital shares issued in reinvestment of dividends [ 0 and 33,470 shares, respectively ]	—	492,661
Capital shares repurchased [ (1,967,164) and (1,628,780) shares, respectively ]	(29,860,856)	(23,503,927)

Total Class K transactions	(29,672,677)	(22,781,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,132,814)	(52,393,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,392,491)	(45,683,577)
NET ASSETS:
Beginning of period	356,767,089	402,450,666

End of period (a)	$328,374,598	$356,767,089

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$827,434	$430,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$14.92	$14.61	$10.70	$9.22	$10.21		$8.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	0.01	0.07	0.02		0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41	0.31	3.91	1.48	(0.97)		1.98

Total from investment operations	0.42	0.31	3.92	1.55	(0.95)		2.02

Less distributions:
Dividends from net investment income	—	— #	(0.01)	(0.07)	(0.04)		(0.04)

Net asset value, end of period	$15.34	$14.92	$14.61	$10.70	$9.22		$10.21

Total return (b)	2.82%	2.14%	36.68%	16.85%	(9.33)%		24.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,027	$4,153	$5,840	$3,836	$3,286		$275,810
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.12%	1.14%	1.16%	1.19%	0.90%		0.91%
After reimbursements and fees paid indirectly (a)(f)	1.12%	1.14%	1.16%	1.19%	0.90%		0.91%
Before reimbursements and fees paid indirectly (a)(f)	1.12%	1.14%	1.16%	1.19%	0.92%		0.92%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.10%	0.01%	0.11%	0.70%	0.18%		0.47%
After reimbursements and fees paid indirectly (a)(f)	0.10%	0.01%	0.11%	0.70%	0.18%		0.47%
Before reimbursements and fees paid indirectly (a)(f)	0.10%	0.01%	0.11%	0.70%	0.17%		0.46%
Portfolio turnover rate (z)^	20%	17%	12%	9%	16%		16%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$14.94	$14.63	$10.71	$9.23	$10.23		$8.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	0.01	0.07	0.01		0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41	0.31	3.92	1.48	(1.00)		1.99

Total from investment operations	0.42	0.31	3.93	1.55	(0.99)		2.01

Less distributions:
Dividends from net investment income	—	— #	(0.01)	(0.07)	(0.01)		(0.02)

Net asset value, end of period	$15.36	$14.94	$14.63	$10.71	$9.23		$10.23

Total return (b)	2.81%	2.13%	36.74%	16.83%	(9.64)%		24.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,809	$162,636	$187,482	$150,281	$138,682		$150,374
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.12%	1.14%	1.16%	1.19%	1.15%		1.16%
After reimbursements and fees paid indirectly (a)(f)	1.12%	1.14%	1.16%	1.19%	1.15%		1.16%
Before reimbursements and fees paid indirectly (a)(f)	1.12%	1.14%	1.16%	1.19%	1.17	%(c)	1.17%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.11%	0.02%	0.10%	0.68%	0.11%		0.22%
After reimbursements and fees paid indirectly (a)(f)	0.11%	0.02%	0.10%	0.68%	0.11%		0.22%
Before reimbursements and fees paid indirectly (a)(f)	0.11%	0.02%	0.10%	0.68%	0.10%		0.21%
Portfolio turnover rate (z)^	20%	17%	12%	9%	16%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$14.92	$14.61	$10.70	$9.22	$8.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04	0.04	0.09	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41	0.31	3.92	1.49	0.61

Total from investment operations	0.44	0.35	3.96	1.58	0.63

Less distributions:
Dividends from net investment income	—	(0.04)	(0.05)	(0.10)	(0.04)

Net asset value, end of period	$15.36	$14.92	$14.61	$10.70	$9.22

Total return (b)	2.95%	2.39%	37.02%	17.14%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,539	$189,977	$209,129	$184,013	$198,047
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.87%	0.89%	0.91%	0.94%	0.90%
After reimbursements and fees paid indirectly (a)(f)	0.87%	0.89%	0.91%	0.94%	0.90%
Before reimbursements and fees paid indirectly (a)(f)	0.87%	0.89%	0.91%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.35%	0.28%	0.35%	0.93%	0.76%
After reimbursements and fees paid indirectly (a)(f)	0.35%	0.28%	0.35%	0.93%	0.76%
Before reimbursements and fees paid indirectly (a)(f)	0.35%	0.28%	0.35%	0.93%	0.76%
Portfolio turnover rate (z)^	20%	17%	12%	9%	16%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	37.9%
Exchange Traded Funds	28.7
Investment Companies	22.2
Cash and Other	11.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 1, 2015, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15†	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$988.00	$2.08
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	988.00	1.66
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

†   Commenced operations on May 1, 2015.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 61/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(28.7%)
iShares® Core S&P 500 ETF	10,414	$2,157,989
SPDR® S&P 500 ETF Trust	5,073	1,044,277
Vanguard S&P 500 ETF	16,235	3,065,818

Total Investment Companies (28.7%) (Cost $6,394,841)		6,268,084

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Security (37.9%)
U.S. Treasury (37.9%)
U.S. Treasury Notes 2.750%, 11/15/23	$7,976,000	8,289,899

Total Long-Term Debt Securities (37.9%) (Cost $8,369,784)		8,289,899

SHORT-TERM INVESTMENTS:
Government Securities (10.1%)
Federal Home Loan Bank 0.03%, 9/18/15 (o)(p)	2,217,000	2,216,851

	Number of Shares	Value (Note 1)

Investment Company (22.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,844,803	$4,844,803

Total Short-Term Investments (32.3%) (Cost $7,061,389)		7,061,654

Total Investments (98.9%) (Cost $21,826,014)		21,619,637
Other Assets Less Liabilities (1.1%)		241,858

Net Assets (100%)		$21,861,495

(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	30	September-15	$1,162,529	$1,149,187	$(13,342)
FTSE 100 Index	10	September-15	1,047,141	1,020,370	(26,771)
Russell 2000 Mini Index	8	September-15	1,013,077	1,000,320	(12,757)
S&P MidCap 400 E-Mini Index	10	September-15	1,524,406	1,498,100	(26,306)
TOPIX Index	7	September-15	949,781	932,590	(17,191)

					$(96,367)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Government Securities
U.S. Treasuries	$—	$8,289,899	$—	$8,289,899
Investment Companies
Exchange Traded Funds (ETFs)	6,268,084	—	—	6,268,084
Short-Term Investments	4,844,803	2,216,851	—	7,061,654

Total Assets	$11,112,887	$10,506,750	$—	$21,619,637

Liabilities:
Futures	$(96,367)	$—	$—	$(96,367)

Total Liabilities	$(96,367)	$—	$—	$(96,367)

Total	$11,016,520	$10,506,750	$—	$21,523,270

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(96,367	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$19,748	$19,748

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(96,367)	$(96,367)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $2,793,000 for one month during the period ended June 30, 2015.

Investment security transactions for the period ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,679,269
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,930,388

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265
Aggregate gross unrealized depreciation	(206,642)

Net unrealized depreciation	$(206,377)

Federal income tax cost of investments	$21,826,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $21,826,014)	$21,619,637
Receivable from Separate Accounts for Trust shares sold	1,038,888
Receivable for securities sold	684,533
Due from broker for futures variation margin	272,110
Dividends, interest and other receivables	28,374
Receivable from investment manager	676

Total assets	23,644,218

LIABILITIES
Overdraft payable	5
Payable for securities purchased	1,762,429
Distribution fees payable – Class IB	856
Trustees’ fees payable	48
Payable to Separate Accounts for Trust shares redeemed	2
Accrued expenses	19,383

Total liabilities	1,782,723

NET ASSETS	$21,861,495

Net assets were comprised of:
Paid in capital	$22,096,481
Accumulated undistributed net investment income (loss)	28,930
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	38,912
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(302,828)

Net assets	$21,861,495

Class IB
Net asset value, offering and redemption price per share, $12,080,741 / 1,223,297 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $9,780,754 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2015* (Unaudited)

INVESTMENT INCOME
Dividends	$33,518
Interest	16,376

Total income	49,894

EXPENSES
Investment management fees	16,072
Custodian fees	14,441
Professional fees	9,979
Administrative fees	2,753
Distribution fees – Class IB	881
Printing and mailing expenses	96
Trustees’ fees	48
Miscellaneous	249

Gross expenses	44,519
Less: Waiver from investment manager	(18,825)
Reimbursement from investment manager	(4,730)

Net expenses	20,964

NET INVESTMENT INCOME (LOSS)	28,930

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	20,658
Futures	19,748
Foreign currency transactions	(1,494)

Net realized gain (loss)	38,912

Change in unrealized appreciation (depreciation) on:
Investments	(206,377)
Futures	(96,367)
Foreign currency translations	(84)

Net change in unrealized appreciation (depreciation)	(302,828)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(263,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(234,986)

*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 1, 2015* to June 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,930
Net realized gain (loss) on investments, futures and foreign currency transactions	38,912
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(302,828)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(234,986)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,226,278 shares ]	12,226,425
Capital shares repurchased [ (2,981) shares ]	(29,944)

Total Class IB transactions	12,196,481

Class K
Capital shares sold [ 990,000 shares ]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,096,481

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,861,495
NET ASSETS:
Beginning of period	—

End of period (a)	$21,861,495

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$28,930

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.17)

Total from investment operations	(0.12)

Net asset value, end of period	$9.88

Total return (b)	(1.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,081
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%
Before waivers and reimbursements (a)(f)	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.12	%(l)
Before waivers and reimbursements (a)(f)	2.64	%(l)
Portfolio turnover rate (z)^	28%

Class K	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.14)

Total from investment operations	(0.12)

Net asset value, end of period	$9.88

Total return (b)	(1.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,781
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%
Before waivers and reimbursements (a)(f)	1.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.08	%(l)
Before waivers and reimbursements (a)(f)	0.26	%(l)
Portfolio turnover rate (z)^	28%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/HORIZON SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	37.9%
Consumer Discretionary	23.4
Industrials	10.3
Information Technology	6.0
Investment Companies	5.5
Energy	3.7
Utilities	3.4
Materials	3.2
Consumer Staples	2.6
Health Care	2.0
Telecommunication Services	0.4
Investment Company	0.1
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB†
Actual (a)	$1,000.00	$1,041.90	$3.60
Actual (b)	1,000.00	1,007.00	2.10
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,029.60	5.03
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by the number of days stated below divided by 365 for Class IB (to reflect the actual number of days in each period).

†    Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015.

(a) For the 103 days from January 1, 2015 through April 13, 2015.

(b) For the 61 days from May 1, 2015 through June 30, 2015.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (23.4%)
Auto Components (0.7%)
Cooper Tire & Rubber Co.	4,429	$149,833
Cooper-Standard Holding, Inc.*	1,101	67,678
Dana Holding Corp.	6,651	136,878
Dorman Products, Inc.*	11,800	562,388
Federal-Mogul Holdings Corp.*	2,645	30,021
Metaldyne Performance Group, Inc.	385	6,988
Modine Manufacturing Co.*	4,097	43,961
Motorcar Parts of America, Inc.*	108	3,250
Remy International, Inc.	2,495	55,164
Standard Motor Products, Inc.	1,707	59,950
Strattec Security Corp.	249	17,106
Superior Industries International, Inc.	2,056	37,645
Tower International, Inc.*	800	20,840

		1,191,702

Automobiles (0.0%)
Winnebago Industries, Inc.	206	4,860

Distributors (0.1%)
Core-Mark Holding Co., Inc.	964	57,117
Fenix Parts, Inc.*	405	4,058
VOXX International Corp.*	1,661	13,753
Weyco Group, Inc.	537	16,013

		90,941

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	1,470	37,808
Apollo Education Group, Inc.*	8,146	104,920
Ascent Capital Group, Inc., Class A*	1,162	49,664
Bridgepoint Education, Inc.*	1,525	14,579
Cambium Learning Group, Inc.*	1,018	4,347
Career Education Corp.*	5,919	19,533
Carriage Services, Inc.	1,152	27,510
Chegg, Inc.*	4,070	31,909
DeVry Education Group, Inc.	5,505	165,040
Houghton Mifflin Harcourt Co.*	10,987	276,872
K12, Inc.*	2,907	36,774
Regis Corp.*	3,581	56,437
Strayer Education, Inc.*	559	24,093
Universal Technical Institute, Inc.	1,857	15,970
Weight Watchers International, Inc.*	198	960

		866,416

Hotels, Restaurants & Leisure (4.5%)
Belmond Ltd., Class A*	8,419	105,153
Biglari Holdings, Inc.*	145	59,994
Bob Evans Farms, Inc.	1,887	96,331
Bravo Brio Restaurant Group, Inc.*	147	1,992
Caesars Acquisition Co., Class A*	4,017	27,637
Caesars Entertainment Corp.*	4,736	28,984
Carrols Restaurant Group, Inc.*	508	5,283
Cracker Barrel Old Country Store, Inc.	101	15,065
Del Frisco’s Restaurant Group, Inc.*	1,882	35,062

Denny’s Corp.*	2,252	26,146
DineEquity, Inc.	99	9,810
Eldorado Resorts, Inc.*	1,173	9,173
Empire Resorts, Inc.*	120	611
International Speedway Corp., Class A	2,413	88,485
Intrawest Resorts Holdings, Inc.*	1,545	17,953
Isle of Capri Casinos, Inc.*	100	1,815
Kona Grill, Inc.*	342	6,638
Levy Acquisition Corp.*	200	3,044
Marcus Corp.	1,592	30,535
Marriott Vacations Worldwide Corp.	965	88,539
Monarch Casino & Resort, Inc.*	826	16,983
Morgans Hotel Group Co.*	1,606	10,824
Noodles & Co.*	320	4,672
Penn National Gaming, Inc.*	6,443	118,229
Ruby Tuesday, Inc.*	5,406	33,896
Ruth’s Hospitality Group, Inc.	1,027	16,555
Shake Shack, Inc., Class A*	68	4,098
Sonic Corp.	1,249	35,971
Speedway Motorsports, Inc.	1,028	23,284
Tropicana Entertainment, Inc.*	112,000	1,797,600
Wendy’s Co.	432,000	4,872,960

		7,593,322

Household Durables (5.9%)
Bassett Furniture Industries, Inc.	452	12,841
Beazer Homes USA, Inc.*	2,374	47,361
Cavco Industries, Inc.*	163	12,297
Century Communities, Inc.*	1,206	24,277
CSS Industries, Inc.	825	24,956
Ethan Allen Interiors, Inc.	2,208	58,159
Flexsteel Industries, Inc.	496	21,373
Green Brick Partners, Inc.*	33,508	366,913
Helen of Troy Ltd.*	1,457	142,043
Hooker Furniture Corp.	847	21,268
Hovnanian Enterprises, Inc., Class A*	10,409	27,688
iRobot Corp.*	2,085	66,470
Jarden Corp.*	114,000	5,899,500
KB Home	7,048	116,997
La-Z-Boy, Inc.	2,711	71,408
LGI Homes, Inc.*	920	18,198
Libbey, Inc.	129	5,332
Lifetime Brands, Inc.	917	13,544
M.D.C. Holdings, Inc.	2,215	66,383
M/I Homes, Inc.*	1,769	43,641
Meritage Homes Corp.*	3,207	151,018
NACCO Industries, Inc., Class A	358	21,752
New Home Co., Inc.*	657	11,320
Ryland Group, Inc.	2,642	122,509
Skullcandy, Inc.*	1,283	9,841
Standard Pacific Corp.*	12,707	113,219
Taylor Morrison Home Corp., Class A*	2,796	56,926
TRI Pointe Homes, Inc.*	148,659	2,274,483
Universal Electronics, Inc.*	220	10,965
WCI Communities, Inc.*	1,322	32,244
William Lyon Homes, Class A*	1,438	36,913
ZAGG, Inc.*	118	934

		9,902,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (1.2%)
EVINE Live, Inc.*	4,249	$11,430
Expedia, Inc.	3,000	328,050
FTD Cos., Inc.*	1,577	44,455
Lands’ End, Inc.*	1,175	29,175
Liberty TripAdvisor Holdings, Inc.*	21,178	682,355
Liberty Ventures*	20,600	808,962
Shutterfly, Inc.*	1,186	56,703
Travelport Worldwide Ltd.	2,642	36,407

		1,997,537

Leisure Products (0.1%)
Arctic Cat, Inc.	695	23,081
Black Diamond, Inc.*	1,877	17,343
Callaway Golf Co.	6,786	60,667
Escalade, Inc.	653	12,009
JAKKS Pacific, Inc.*	1,520	15,033
Johnson Outdoors, Inc., Class A	424	9,985
Performance Sports Group Ltd.*	3,611	64,998

		203,116

Media (7.6%)
AMC Entertainment Holdings, Inc., Class A	1,707	52,371
Carmike Cinemas, Inc.*	2,001	53,106
Central European Media Enterprises Ltd., Class A*	1,899	4,140
Crown Media Holdings, Inc., Class A*	498	2,251
Cumulus Media, Inc., Class A*	12,244	24,855
Daily Journal Corp.*	94	18,472
DreamWorks Animation SKG, Inc., Class A*	118,759	3,132,862
Entercom Communications Corp., Class A*	2,211	25,250
Entravision Communications Corp., Class A	238	1,959
Eros International plc*	3,525	88,548
EW Scripps Co., Class A	1,850	42,272
Harte-Hanks, Inc.	4,203	25,050
Hemisphere Media Group, Inc.*	848	10,091
Journal Media Group, Inc.	1,965	16,290
Live Nation Entertainment, Inc.*	165,600	4,552,344
Loral Space & Communications, Inc.*	6,100	385,032
Martha Stewart Living Omnimedia, Inc., Class A*	607	3,788
MDC Partners, Inc., Class A	2,714	53,466
Media General, Inc.*	8,273	136,670
Meredith Corp.	3,175	165,576
National CineMedia, Inc.	3,997	63,792
New Media Investment Group, Inc.	3,861	69,228
New York Times Co., Class A	9,534	130,139
Promotora de Informaciones S.A. (ADR)*	26,310	225,477
Reading International, Inc., Class A*	1,153	15,969
Rentrak Corp.*	90	6,282
Saga Communications, Inc., Class A	301	11,393

Scholastic Corp.	2,307	101,808
SFX Entertainment, Inc.*	2,222	9,977
Sizmek, Inc.*	1,915	13,596
Starz, Class A*	70,600	3,157,232
Time, Inc.	9,490	218,365
Townsquare Media, Inc., Class A*	573	7,781
Tribune Publishing Co.	718	11,158

		12,836,590

Multiline Retail (0.3%)
Burlington Stores, Inc.*	672	34,406
Fred’s, Inc., Class A	3,219	62,095
Sears Canada, Inc.*	56,400	343,476
Tuesday Morning Corp.*	692	7,795

		447,772

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	6,006	129,189
American Eagle Outfitters, Inc.	1,958	33,717
America’s Car-Mart, Inc.*	609	30,036
Ascena Retail Group, Inc.*	12,111	201,709
Barnes & Noble, Inc.*	4,389	113,938
bebe stores, Inc.	2,501	5,002
Big 5 Sporting Goods Corp.	1,584	22,509
Build-A-Bear Workshop, Inc.*	1,134	18,133
Caleres, Inc.	3,446	109,514
Cato Corp., Class A	1,877	72,752
Children’s Place, Inc.	1,319	86,276
Christopher & Banks Corp.*	3,137	12,579
Citi Trends, Inc.*	1,275	30,855
Conn’s, Inc.*	2,362	93,771
Destination XL Group, Inc.*	2,528	12,665
Express, Inc.*	738	13,365
Finish Line, Inc., Class A	2,873	79,927
Genesco, Inc.*	2,077	137,144
Group 1 Automotive, Inc.	1,595	144,874
Guess?, Inc.	5,361	102,770
Haverty Furniture Cos., Inc.	1,771	38,289
Lumber Liquidators Holdings, Inc.*	2,338	48,420
MarineMax, Inc.*	1,074	25,250
Penske Automotive Group, Inc.	14,000	729,540
Pep Boys-Manny, Moe & Jack*	4,674	57,350
Rent-A-Center, Inc.	4,584	129,956
Sears Hometown and Outlet Stores, Inc.*	63,000	598,500
Shoe Carnival, Inc.	1,295	37,374
Sonic Automotive, Inc., Class A	2,867	68,321
Sportsman’s Warehouse Holdings, Inc.*	883	10,040
Stage Stores, Inc.	2,773	48,611
Stein Mart, Inc.	2,539	26,583
Systemax, Inc.*	991	8,562
Tilly’s, Inc., Class A*	951	9,196
Vitamin Shoppe, Inc.*	2,416	90,044
West Marine, Inc.*	1,593	15,357
Zumiez, Inc.*	385	10,253

		3,402,371

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.5%)
Cherokee, Inc.	57	$1,606
Columbia Sportswear Co.	748	45,224
Crocs, Inc.*	1,538	22,624
Deckers Outdoor Corp.*	1,281	92,194
Iconix Brand Group, Inc.*	4,121	102,901
Movado Group, Inc.	17,777	482,823
Perry Ellis International, Inc.*	1,063	25,268
Quiksilver, Inc.*	4,881	3,235
Sequential Brands Group, Inc.*	427	6,529
Unifi, Inc.*	1,216	40,736
Vera Bradley, Inc.*	1,819	20,500

		843,640

Total Consumer Discretionary		39,381,040

Consumer Staples (2.6%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	34	5,136
Craft Brew Alliance, Inc.*	551	6,094
National Beverage Corp.*	36	810

		12,040

Food & Staples Retailing (0.3%)
Andersons, Inc.	2,445	95,355
Fairway Group Holdings Corp.*	1,161	4,133
Ingles Markets, Inc., Class A	834	39,840
Smart & Final Stores, Inc.*	2,084	37,241
SpartanNash Co.	3,256	105,950
SUPERVALU, Inc.*	22,607	182,891
United Natural Foods, Inc.*	339	21,588
Village Super Market, Inc., Class A	620	19,648
Weis Markets, Inc.	955	40,253

		546,899

Food Products (0.9%)
Alico, Inc.	1,197	54,296
Arcadia Biosciences, Inc.*	387	2,465
B&G Foods, Inc.	242	6,904
Boulder Brands, Inc.*	366	2,540
Darling Ingredients, Inc.*	14,287	209,448
Dean Foods Co.	4,420	71,471
Diamond Foods, Inc.*	120	3,766
Fresh Del Monte Produce, Inc.	2,893	111,843
John B. Sanfilippo & Son, Inc.	538	27,922
Lancaster Colony Corp.	556	50,513
Landec Corp.*	1,867	26,941
Omega Protein Corp.*	1,891	26,001
Post Holdings, Inc.*	4,748	256,060
Sanderson Farms, Inc.	1,937	145,585
Seaboard Corp.*	21	75,579
Seneca Foods Corp., Class A*	714	19,828
Snyder’s-Lance, Inc.	4,224	136,309
Tootsie Roll Industries, Inc.	1,014	32,762
TreeHouse Foods, Inc.*	3,706	300,297

		1,560,530

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,261	37,208
HRG Group, Inc.*	3,791	49,283

Oil-Dri Corp. of America	400	12,152
Orchids Paper Products Co.	562	13,527

		112,170

Personal Products (1.2%)
Elizabeth Arden, Inc.*	2,277	32,470
Inter Parfums, Inc.	55,668	1,888,815
Nature’s Sunshine Products, Inc.	907	12,471
Nutraceutical International Corp.*	731	18,085
Revlon, Inc., Class A*	723	26,542
Synutra International, Inc.*	199	1,423

		1,979,806

Tobacco (0.1%)
Universal Corp.	1,957	112,175

Total Consumer Staples		4,323,620

Energy (3.7%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.	5,581	147,562
Basic Energy Services, Inc.*	3,679	27,776
Bristow Group, Inc.	3,015	160,700
C&J Energy Services Ltd.*	4,877	64,376
CARBO Ceramics, Inc.	1,695	70,563
Era Group, Inc.*	1,798	36,823
Exterran Holdings, Inc.	5,995	195,737
FMSA Holdings, Inc.*	546	4,472
Forum Energy Technologies, Inc.*	5,120	103,834
Geospace Technologies Corp.*	1,138	26,231
Gulfmark Offshore, Inc., Class A	2,245	26,042
Helix Energy Solutions Group, Inc.*	9,180	115,943
Hornbeck Offshore Services, Inc.*	2,780	57,073
Independence Contract Drilling, Inc.*	1,406	12,471
ION Geophysical Corp.*	10,337	11,061
Key Energy Services, Inc.*	11,673	21,011
Matrix Service Co.*	2,296	41,971
McDermott International, Inc.*	20,676	110,410
Natural Gas Services Group, Inc.*	1,109	25,307
Newpark Resources, Inc.*	7,322	59,528
Nordic American Offshore Ltd.	1,617	13,162
North Atlantic Drilling Ltd.	6,067	7,220
Oil States International, Inc.*	4,459	166,009
Parker Drilling Co.*	10,643	35,335
PHI, Inc. (Non-Voting)*	1,023	30,711
Pioneer Energy Services Corp.*	5,548	35,174
SEACOR Holdings, Inc.*	1,585	112,440
Seventy Seven Energy, Inc.*	4,847	20,794
TerraVest Capital, Inc.	300	1,561
Tesco Corp.	3,336	36,362
TETRA Technologies, Inc.*	6,930	44,213
Tidewater, Inc.	4,062	92,329
Unit Corp.*	4,351	117,999

		2,032,200

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	8,038	23,712
Adams Resources & Energy, Inc.	183	8,162
Alon USA Energy, Inc.	2,699	51,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Approach Resources, Inc.*	3,113	$21,324
Ardmore Shipping Corp.	1,582	19,158
Bill Barrett Corp.*	4,360	37,452
Bonanza Creek Energy, Inc.*	4,293	78,347
Callon Petroleum Co.*	5,718	47,574
Carrizo Oil & Gas, Inc.*	4,212	207,399
Clayton Williams Energy, Inc.*	509	33,467
Clean Energy Fuels Corp.*	6,149	34,557
Cloud Peak Energy, Inc.*	5,356	24,959
Contango Oil & Gas Co.*	1,523	18,687
Delek U.S. Holdings, Inc.	2,223	81,851
DHT Holdings, Inc.	8,075	62,743
Dorian LPG Ltd.*	2,153	35,912
Earthstone Energy, Inc.*	99	1,934
Eclipse Resources Corp.*	4,147	21,813
Energy Fuels, Inc.*	1,613	7,178
Energy XXI Ltd.	8,256	21,713
Erin Energy Corp.*	985	3,851
EXCO Resources, Inc.	13,643	16,099
Frontline Ltd.*	9,262	22,599
GasLog Ltd.	3,601	71,840
Gastar Exploration, Inc.*	6,987	21,590
Green Plains, Inc.	3,275	90,226
Halcon Resources Corp.*	31,754	36,835
Hallador Energy Co.	716	5,972
Jones Energy, Inc., Class A*	2,480	22,444
Matador Resources Co.*	2,570	64,250
Navios Maritime Acquisition Corp.	7,168	25,733
Nordic American Tankers Ltd.	7,717	109,813
Northern Oil and Gas, Inc.*	5,357	36,267
Oasis Petroleum, Inc.*	12,032	190,707
Pacific Ethanol, Inc.*	2,121	21,889
Panhandle Oil and Gas, Inc., Class A	744	15,393
Par Petroleum Corp.*	59,122	1,106,764
Parsley Energy, Inc., Class A*	4,653	81,055
PDC Energy, Inc.*	3,463	185,755
Peabody Energy Corp.	24,026	52,617
Penn Virginia Corp.*	6,198	27,147
Renewable Energy Group, Inc.*	3,786	43,766
REX American Resources Corp.*	569	36,211
Rex Energy Corp.*	4,160	23,254
Ring Energy, Inc.*	1,775	19,862
Rosetta Resources, Inc.*	6,547	151,498
RSP Permian, Inc.*	4,729	132,932
Sanchez Energy Corp.*	4,560	44,688
SandRidge Energy, Inc.*	37,398	32,798
Scorpio Tankers, Inc.	15,516	156,557
Ship Finance International Ltd.	5,132	83,754
Stone Energy Corp.*	4,969	62,560
Synergy Resources Corp.*	8,022	91,692
Teekay Tankers Ltd., Class A	7,348	48,570
TransAtlantic Petroleum Ltd.*	2,180	11,140
Triangle Petroleum Corp.*	4,023	20,196
Ultra Petroleum Corp.*	6,789	84,998
W&T Offshore, Inc.	3,009	16,489
Westmoreland Coal Co.*	1,546	32,126

		4,140,890

Total Energy		6,173,090

Financials (37.9%)
Banks (7.9%)
1st Source Corp.	1,300	44,356
Access National Corp.	560	10,886
American National Bankshares, Inc.	779	18,548
Ameris Bancorp	2,794	70,660
Ames National Corp.	770	19,327
Arrow Financial Corp.	963	26,030
Banc of California, Inc.	3,107	42,721
BancFirst Corp.	634	41,495
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,625	84,472
Bancorp, Inc.*	2,976	27,617
BancorpSouth, Inc.	8,364	215,457
Bank of Marin Bancorp/California	522	26,554
Banner Corp.	1,825	87,472
Bar Harbor Bankshares	446	15,802
BBCN Bancorp, Inc.	6,915	102,273
Berkshire Hills Bancorp, Inc.	2,594	73,877
Blue Hills Bancorp, Inc.*	2,486	34,804
BNC Bancorp	2,044	39,511
BOK Financial Corp.	3,600	250,488
Boston Private Financial Holdings, Inc.	7,208	96,659
Bridge Bancorp, Inc.	1,029	27,464
Bridge Capital Holdings*	874	26,045
Bryn Mawr Bank Corp.	1,490	44,938
BSB Bancorp, Inc./Massachusetts*	651	14,394
C1 Financial, Inc.*	482	9,341
Camden National Corp.	650	25,155
Capital Bank Financial Corp., Class A*	1,988	57,791
Capital City Bank Group, Inc.	961	14,674
Cardinal Financial Corp.	2,634	57,395
Cascade Bancorp*	2,759	14,292
Cathay General Bancorp	6,906	224,100
CenterState Banks, Inc.	3,851	52,027
Central Pacific Financial Corp.	1,963	46,621
Century Bancorp, Inc./Massachusetts, Class A	316	12,849
Chemical Financial Corp.	2,920	96,535
Citizens & Northern Corp.	1,077	22,132
City Holding Co.	1,324	65,207
CNB Financial Corp./Pennsylvania	1,267	23,313
CoBiz Financial, Inc.	3,169	41,419
Columbia Banking System, Inc.	4,983	162,147
Community Bank System, Inc.	3,529	133,290
Community Trust Bancorp, Inc.	1,369	47,737
CommunityOne Bancorp*	1,006	10,835
ConnectOne Bancorp, Inc.	2,516	54,169
CU Bancorp*	1,406	31,157
Customers Bancorp, Inc.*	2,330	62,654
CVB Financial Corp.	9,180	161,660
Eagle Bancorp, Inc.*	640	28,134
Enterprise Bancorp, Inc./Massachusetts	652	15,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Enterprise Financial Services Corp.	1,756	$39,984
F.N.B. Corp./Pennsylvania	15,155	217,020
Farmers Capital Bank Corp.*	609	17,314
FCB Financial Holdings, Inc., Class A*	2,408	76,574
Fidelity Southern Corp.	1,456	25,393
Financial Institutions, Inc.	1,243	30,876
First Bancorp, Inc./Maine	906	17,613
First Bancorp/North Carolina	1,736	28,956
First BanCorp/Puerto Rico*	9,998	48,190
First Busey Corp.	6,357	41,765
First Business Financial Services, Inc.	374	17,533
First Citizens BancShares, Inc./North Carolina, Class A	669	175,974
First Commonwealth Financial Corp.	7,815	74,946
First Community Bancshares, Inc./Virginia	1,474	26,856
First Connecticut Bancorp, Inc./Connecticut	1,451	23,027
First Financial Bancorp	5,351	95,997
First Financial Bankshares, Inc.	2,326	80,573
First Financial Corp./Indiana	970	34,687
First Interstate BancSystem, Inc., Class A	1,708	47,380
First Merchants Corp.	3,287	81,189
First Midwest Bancorp, Inc./Illinois	6,774	128,503
First NBC Bank Holding Co.*	1,335	48,060
First of Long Island Corp.	1,078	29,882
FirstMerit Corp.	14,341	298,723
Flushing Financial Corp.	2,566	53,912
Franklin Financial Network, Inc.*	454	10,415
Fulton Financial Corp.	15,014	196,083
German American Bancorp, Inc.	1,160	34,162
Glacier Bancorp, Inc.	6,524	191,936
Great Southern Bancorp, Inc.	907	38,221
Great Western Bancorp, Inc.	3,551	85,615
Green Bancorp, Inc.*	842	12,933
Guaranty Bancorp	1,305	21,546
Hampton Roads Bankshares, Inc.*	2,998	6,236
Hancock Holding Co.	6,749	215,361
Hanmi Financial Corp.	2,792	69,353
Heartland Financial USA, Inc.	1,513	56,314
Heritage Commerce Corp.	1,860	17,875
Heritage Financial Corp./Washington	2,676	47,820
Heritage Oaks Bancorp	2,100	16,527
Hilltop Holdings, Inc.*	4,253	102,455
Home BancShares, Inc./Arkansas	901	32,941
HomeTrust Bancshares, Inc.*	1,847	30,956
Horizon Bancorp/Indiana	815	20,342
Hudson Valley Holding Corp.	1,311	36,983
IBERIABANK Corp.	3,287	224,272
Independent Bank Corp./Massachusetts	2,261	106,018
Independent Bank Corp./Michigan	1,619	21,954
Independent Bank Group, Inc.	829	35,564

International Bancshares Corp.	4,671	125,510
Investors Bancorp, Inc.	30,070	369,861
Lakeland Bancorp, Inc.	3,337	39,677
Lakeland Financial Corp.	1,449	62,843
LegacyTexas Financial Group, Inc.	4,098	123,760
MainSource Financial Group, Inc.	1,888	41,442
MB Financial, Inc.	6,460	222,482
Mercantile Bank Corp.	1,487	31,837
Merchants Bancshares, Inc./Vermont	440	14,551
Metro Bancorp, Inc.	1,042	27,238
MidWestOne Financial Group, Inc.	667	21,958
National Bank Holdings Corp., Class A	3,246	67,614
National Bankshares, Inc./Virginia	605	17,702
National Commerce Corp.*	497	12,823
National Penn Bancshares, Inc.	11,976	135,089
NBT Bancorp, Inc.	3,816	99,865
NewBridge Bancorp	3,142	28,058
OFG Bancorp	3,902	41,634
Old National Bancorp/Indiana	10,127	146,436
Old Second Bancorp, Inc.*	1,852	12,223
Opus Bank	891	32,236
Pacific Continental Corp.	1,739	23,529
Pacific Premier Bancorp, Inc.*	1,872	31,749
Palmetto Bancshares, Inc.	365	7,216
Park National Corp.	1,125	98,291
Park Sterling Corp.	4,012	28,886
Peapack-Gladstone Financial Corp.	1,332	29,597
Penns Woods Bancorp, Inc.	420	18,518
Peoples Bancorp, Inc./Ohio	1,528	35,664
Peoples Financial Services Corp.	667	26,420
Pinnacle Financial Partners, Inc.	2,873	156,205
Preferred Bank/California	1,028	30,891
PrivateBancorp, Inc.	6,777	269,860
Prosperity Bancshares, Inc.	6,068	350,366
QCR Holdings, Inc.	959	20,868
Renasant Corp.	2,752	89,715
Republic Bancorp, Inc./Kentucky, Class A	871	22,385
S&T Bancorp, Inc.	2,970	87,882
Sandy Spring Bancorp, Inc.	2,156	60,325
Seacoast Banking Corp. of Florida*	1,984	31,347
ServisFirst Bancshares, Inc.	1,877	70,519
Sierra Bancorp	1,039	17,985
Simmons First National Corp., Class A	2,554	119,221
South State Corp.	1,979	150,384
Southside Bancshares, Inc.	2,204	64,423
Southwest Bancorp, Inc./Oklahoma	1,678	31,228
Square 1 Financial, Inc., Class A*	938	25,654
State Bank Financial Corp.	3,117	67,639
Sterling Bancorp/Delaware	7,928	116,542
Stock Yards Bancorp, Inc.	1,290	48,749
Stonegate Bank	947	28,097
Suffolk Bancorp	1,028	26,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Sun Bancorp, Inc./New Jersey*	770	$14,823
Susquehanna Bancshares, Inc.	15,775	222,743
Talmer Bancorp, Inc., Class A	4,682	78,424
Texas Capital Bancshares, Inc.*	3,670	228,421
Tompkins Financial Corp.	1,304	70,051
Towne Bank/Virginia	3,971	64,688
TriCo Bancshares	1,988	47,811
TriState Capital Holdings, Inc.*	1,872	24,205
Triumph Bancorp, Inc.*	1,232	16,201
Trustmark Corp.	5,841	145,908
UMB Financial Corp.	3,405	194,153
Umpqua Holdings Corp.	19,023	342,224
Union Bankshares Corp.	3,930	91,333
United Bankshares, Inc./West Virginia	5,998	241,300
United Community Banks, Inc./Georgia	4,362	91,035
Univest Corp. of Pennsylvania	1,587	32,311
Valley National Bancorp	20,245	208,726
Washington Trust Bancorp, Inc.	1,286	50,771
Webster Financial Corp.	7,854	310,626
WesBanco, Inc.	3,279	111,552
West Bancorp, Inc.	1,394	27,657
Westamerica Bancorp	2,208	111,835
Western Alliance Bancorp*	2,936	99,119
Wilshire Bancorp, Inc.	6,151	77,687
Wintrust Financial Corp.	4,103	219,018
Yadkin Financial Corp.*	2,151	45,063

		13,333,633

Capital Markets (2.5%)
Actua Corp.*	3,524	50,252
Apollo Global Management LLC, Class A	21,600	478,440
Arlington Asset Investment Corp., Class A	2,009	39,296
BGC Partners, Inc., Class A	200	1,750
Calamos Asset Management, Inc., Class A	1,544	18,914
CIFC Corp.	545	4,322
Clarke, Inc.	3,700	35,104
Cowen Group, Inc., Class A*	9,140	58,496
Dundee Corp., Class A*	153,000	1,537,650
Federated Investors, Inc., Class B	14,600	488,954
GAMCO Investors, Inc., Class A	5,320	365,537
INTL FCStone, Inc.*	962	31,977
Investment Technology Group, Inc.	2,578	63,934
Janus Capital Group, Inc.	11,635	199,191
KCG Holdings, Inc., Class A*	3,320	40,935
Ladenburg Thalmann Financial Services, Inc.*	7,998	27,993
Moelis & Co., Class A	190	5,455
Oppenheimer Holdings, Inc., Class A	899	23,626
Piper Jaffray Cos.*	1,389	60,616
RCS Capital Corp., Class A*	4,248	32,540
Safeguard Scientifics, Inc.*	1,822	35,456
Senvest Capital, Inc.*	1,110	173,299
Stifel Financial Corp.*	5,870	338,934
Virtus Investment Partners, Inc.	555	73,399
Walter Investment Management Corp.*	3,275	74,899

		4,260,969

Consumer Finance (1.8%)
Cash America International, Inc.	2,395	62,725
Encore Capital Group, Inc.*	1,876	80,180
Enova International, Inc.*	294	5,492
Ezcorp, Inc., Class A*	4,518	33,569
First Cash Financial Services, Inc.*	182	8,297
Green Dot Corp., Class A*	3,965	75,811
Imperial Holdings, Inc.*	439,912	2,547,091
JG Wentworth Co., Class A*	1,234	11,353
Nelnet, Inc., Class A	2,036	88,179
Regional Management Corp.*	869	15,520
World Acceptance Corp.*	236	14,516

		2,942,733

Diversified Financial Services (5.9%)
FNFV Group*	6,894	106,030
GAIN Capital Holdings, Inc.	2,315	22,131
Marlin Business Services Corp.	760	12,829
NewStar Financial, Inc.*	2,115	23,265
Onex Corp.	50,300	2,781,590
PHH Corp.*	4,316	112,345
PICO Holdings, Inc.*	2,016	29,676
Resource America, Inc., Class A	1,222	10,277
Texas Pacific Land Trust	45,500	6,847,295
Tiptree Financial, Inc., Class A	2,473	17,929

		9,963,367

Insurance (5.2%)
Ambac Financial Group, Inc.*	3,467	57,691
American Equity Investment Life Holding Co.	6,662	179,741
AMERISAFE, Inc.	1,643	77,320
AmTrust Financial Services, Inc.	57,400	3,760,274
Argo Group International Holdings Ltd.	2,417	134,627
Atlas Financial Holdings, Inc.*	455	9,023
Baldwin & Lyons, Inc., Class B	831	19,130
Citizens, Inc./Texas*	4,249	31,698
CNO Financial Group, Inc.	17,043	312,739
Crawford & Co., Class B	1,743	14,693
Donegal Group, Inc., Class A	752	11,453
EMC Insurance Group, Inc.	741	18,577
Employers Holdings, Inc.	1,100	25,058
Enstar Group Ltd.*	787	121,946
FBL Financial Group, Inc., Class A	818	47,215
Federated National Holding Co.	1,207	29,209
Fidelity & Guaranty Life	960	22,685
First American Financial Corp.	9,371	348,695
Global Indemnity plc*	737	20,695
Greenlight Capital Reinsurance Ltd., Class A*	52,723	1,537,930
Hallmark Financial Services, Inc.*	1,255	14,282
HCI Group, Inc.	639	28,250
Heritage Insurance Holdings, Inc.*	756	17,380
Horace Mann Educators Corp.	3,554	129,295
Independence Holding Co.	621	8,191
Infinity Property & Casualty Corp.	976	74,020
James River Group Holdings Ltd.	920	23,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Kansas City Life Insurance Co.	323	$14,764
Kemper Corp.	3,749	144,524
Maiden Holdings Ltd.	3,854	60,816
MBIA, Inc.*	13,443	80,792
Meadowbrook Insurance Group, Inc.	4,405	37,883
Montpelier Reinsurance Holdings Ltd.	3,142	124,109
National General Holdings Corp.	2,768	57,657
National Interstate Corp.	486	13,278
National Western Life Insurance Co., Class A	194	46,461
Navigators Group, Inc.*	921	71,433
OneBeacon Insurance Group Ltd., Class A	1,991	28,889
Primerica, Inc.	4,436	202,681
RLI Corp.	3,735	191,942
Safety Insurance Group, Inc.	1,280	73,869
Selective Insurance Group, Inc.	4,914	137,838
State Auto Financial Corp.	1,313	31,446
State National Cos., Inc.	2,392	25,905
Stewart Information Services Corp.	1,995	79,401
Symetra Financial Corp.	6,469	156,356
Third Point Reinsurance Ltd.*	6,772	99,887
United Fire Group, Inc.	1,757	57,559
United Insurance Holdings Corp.	1,460	22,688

		8,835,795

Real Estate Investment Trusts (REITs) (7.3%)
Acadia Realty Trust (REIT)	5,987	174,282
AG Mortgage Investment Trust, Inc. (REIT)	2,541	43,908
Agree Realty Corp. (REIT)	1,582	46,147
Alexander’s, Inc. (REIT)	13	5,330
Altisource Residential Corp. (REIT)	4,988	84,048
American Assets Trust, Inc. (REIT)	384	15,057
American Capital Mortgage Investment Corp. (REIT)	4,566	73,010
American Residential Properties, Inc. (REIT)*	2,893	53,520
Anworth Mortgage Asset Corp. (REIT)	9,461	46,643
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,136	84,384
Apollo Residential Mortgage, Inc. (REIT)	2,796	41,073
Ares Commercial Real Estate Corp. (REIT)	2,455	27,962
Armada Hoffler Properties, Inc. (REIT)	2,315	23,127
ARMOUR Residential REIT, Inc. (REIT)	30,938	86,936
Ashford Hospitality Prime, Inc. (REIT)	2,187	32,849
Ashford Hospitality Trust, Inc. (REIT)	7,310	61,843
Associated Estates Realty Corp. (REIT)	5,039	144,267

Bluerock Residential Growth REIT, Inc. (REIT)	1,607	20,345
Campus Crest Communities, Inc. (REIT)	5,732	31,755
Capstead Mortgage Corp. (REIT)	8,497	94,317
CatchMark Timber Trust, Inc. (REIT), Class A	3,384	39,153
Cedar Realty Trust, Inc. (REIT)	7,560	48,384
Chambers Street Properties (REIT)	20,781	165,209
Chatham Lodging Trust (REIT)	3,357	88,860
Chesapeake Lodging Trust (REIT)	5,190	158,191
Colony Capital, Inc. (REIT), Class A	9,746	220,747
CorEnergy Infrastructure Trust, Inc. (REIT)	4,087	25,830
Cousins Properties, Inc. (REIT)	18,862	195,788
CubeSmart (REIT)	3,179	73,626
CyrusOne, Inc. (REIT)	400	11,780
CYS Investments, Inc. (REIT)	13,961	107,919
DCT Industrial Trust, Inc. (REIT)	7,727	242,937
DiamondRock Hospitality Co. (REIT)	17,469	223,778
DuPont Fabros Technology, Inc. (REIT)	3,575	105,284
Dynex Capital, Inc. (REIT)	5,013	38,199
EastGroup Properties, Inc. (REIT)	2,232	125,505
Education Realty Trust, Inc. (REIT)	4,227	132,559
EPR Properties (REIT)	4,967	272,092
Equity LifeStyle Properties, Inc. (REIT)	7,000	368,060
Equity One, Inc. (REIT)	5,859	136,749
Excel Trust, Inc. (REIT)	4,322	68,158
FelCor Lodging Trust, Inc. (REIT)	12,476	123,263
First Industrial Realty Trust, Inc. (REIT)	9,641	180,576
First Potomac Realty Trust (REIT)	5,205	53,611
Franklin Street Properties Corp. (REIT)	7,969	90,129
Geo Group, Inc. (REIT)	6,458	220,605
Getty Realty Corp. (REIT)	2,334	38,184
Gladstone Commercial Corp. (REIT)	1,901	31,481
Government Properties Income Trust (REIT)	6,180	114,639
Gramercy Property Trust, Inc. (REIT)	4,979	116,359
Great Ajax Corp. (REIT)	384	5,445
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,826	56,661
Hatteras Financial Corp. (REIT)	8,506	138,648
Healthcare Realty Trust, Inc. (REIT)	8,722	202,874
Hersha Hospitality Trust (REIT)	4,293	110,079
Highwoods Properties, Inc. (REIT)	8,190	327,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hudson Pacific Properties, Inc. (REIT)	6,487	$184,036
Independence Realty Trust, Inc. (REIT)	2,025	15,248
InfraREIT, Inc. (REIT)	1,907	54,083
Inland Real Estate Corp. (REIT)	5,440	51,245
Invesco Mortgage Capital, Inc. (REIT)	10,786	154,456
Investors Real Estate Trust (REIT)	10,436	74,513
iStar Financial, Inc. (REIT)*	7,475	99,567
Kite Realty Group Trust (REIT)	7,240	177,163
Ladder Capital Corp. (REIT)	3,391	58,834
LaSalle Hotel Properties (REIT)	9,819	348,182
Lexington Realty Trust (REIT)	17,916	151,928
LTC Properties, Inc. (REIT)	2,921	121,514
Mack-Cali Realty Corp. (REIT)	7,798	143,717
Medical Properties Trust, Inc. (REIT)	18,175	238,274
Monmouth Real Estate Investment Corp. (REIT)	5,294	51,458
Monogram Residential Trust, Inc. (REIT)	14,385	129,753
National Health Investors, Inc. (REIT)	2,130	132,699
National Storage Affiliates Trust (REIT)	118	1,463
New Residential Investment Corp. (REIT)	17,228	262,555
New Senior Investment Group, Inc. (REIT)	5,758	76,984
New York Mortgage Trust, Inc. (REIT)	9,664	72,287
New York REIT, Inc. (REIT)	14,211	141,399
NexPoint Residential Trust, Inc. (REIT)	1,636	21,971
One Liberty Properties, Inc. (REIT)	1,146	24,387
Orchid Island Capital, Inc. (REIT)	1,558	17,465
Parkway Properties, Inc. (REIT)	7,376	128,637
Pebblebrook Hotel Trust (REIT)	6,238	267,485
Pennsylvania Real Estate Investment Trust (REIT)	6,024	128,552
PennyMac Mortgage Investment Trust (REIT)	4,210	73,380
Physicians Realty Trust (REIT)	6,195	95,155
Potlatch Corp. (REIT)	937	33,095
Preferred Apartment Communities, Inc. (REIT), Class A	1,892	18,825
PS Business Parks, Inc. (REIT)	1,510	108,947
QTS Realty Trust, Inc. (REIT), Class A	113	4,119
RAIT Financial Trust (REIT)	7,325	44,756
Ramco-Gershenson Properties Trust (REIT)	6,902	112,641
Redwood Trust, Inc. (REIT)	7,353	115,442
Resource Capital Corp. (REIT)	11,932	46,177
Retail Opportunity Investments Corp. (REIT)	8,149	127,287
Rexford Industrial Realty, Inc. (REIT)	4,953	72,215
RLJ Lodging Trust (REIT)	7,310	217,692

Rouse Properties, Inc. (REIT)	3,251	53,154
Sabra Health Care REIT, Inc. (REIT)	4,337	111,634
Saul Centers, Inc. (REIT)	128	6,296
Select Income REIT (REIT)	5,402	111,497
Silver Bay Realty Trust Corp. (REIT)	3,274	53,333
Sovran Self Storage, Inc. (REIT)	408	35,459
STAG Industrial, Inc. (REIT)	5,650	113,000
STORE Capital Corp. (REIT)	2,929	58,873
Strategic Hotels & Resorts, Inc. (REIT)*	23,808	288,553
Summit Hotel Properties, Inc. (REIT)	7,575	98,551
Sun Communities, Inc. (REIT)	3,378	208,862
Sunstone Hotel Investors, Inc. (REIT)	18,131	272,146
Terreno Realty Corp. (REIT)	3,813	75,116
Trade Street Residential, Inc. (REIT)	1,780	11,855
UMH Properties, Inc. (REIT)	2,039	19,982
United Development Funding IV (REIT)	2,624	45,868
Urstadt Biddle Properties, Inc. (REIT), Class A	2,130	39,788
Washington Real Estate Investment Trust (REIT)	5,952	154,454
Western Asset Mortgage Capital Corp. (REIT)	3,706	54,738
Whitestone REIT (REIT)	2,124	27,654
Xenia Hotels & Resorts, Inc. (REIT)	9,658	209,965

		12,299,719

Real Estate Management & Development (5.7%)
Alexander & Baldwin, Inc.	4,243	167,174
Altisource Asset Management Corp.*	15	2,164
AV Homes, Inc.*	1,042	14,974
Consolidated-Tomoka Land Co.	670	38,619
Dream Unlimited Corp.*	331,800	2,578,484
Forestar Group, Inc.*	2,923	38,467
FRP Holdings, Inc.*	600	19,458
Howard Hughes Corp.*	45,000	6,459,300
Kennedy-Wilson Holdings, Inc.	7,266	178,671
RE/MAX Holdings, Inc., Class A	1,034	36,717
St. Joe Co.*	4,072	63,238
Tejon Ranch Co.*	1,603	41,213

		9,638,479

Thrifts & Mortgage Finance (1.6%)
Anchor BanCorp Wisconsin, Inc.*	653	24,801
Astoria Financial Corp.	7,864	108,445
Bank Mutual Corp.	4,109	31,516
BankFinancial Corp.	1,641	19,331
BBX Capital Corp., Class A*	245	3,979
Bear State Financial, Inc.*	1,050	9,807
Beneficial Bancorp, Inc.*	7,110	88,804
Brookline Bancorp, Inc.	6,136	69,276
Capitol Federal Financial, Inc.	12,234	147,297
Charter Financial Corp./Maryland	1,527	18,950
Clifton Bancorp, Inc.	2,421	33,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Dime Community Bancshares, Inc.	2,745	$46,500
EverBank Financial Corp.	8,426	165,571
Federal Agricultural Mortgage Corp., Class C	911	26,474
First Defiance Financial Corp.	812	30,474
Flagstar Bancorp, Inc.*	1,795	33,172
Fox Chase Bancorp, Inc.	1,048	17,732
Heritage Financial Group, Inc.	518	15,633
Hingham Institution for Savings	104	11,971
HomeStreet, Inc.*	1,329	30,328
Impac Mortgage Holdings, Inc.*	55	1,053
Kearny Financial Corp.*	8,033	89,648
Meridian Bancorp, Inc.*	3,969	53,224
Meta Financial Group, Inc.	583	25,022
MGIC Investment Corp.*	16,233	184,732
Nationstar Mortgage Holdings, Inc.*	3,393	57,002
NMI Holdings, Inc., Class A*	4,422	35,464
Northfield Bancorp, Inc.	4,126	62,096
Northwest Bancshares, Inc.	8,209	105,239
OceanFirst Financial Corp.	1,187	22,138
Ocwen Financial Corp.*	9,286	94,717
Oritani Financial Corp.	3,848	61,760
PennyMac Financial Services, Inc., Class A*	468	8,480
Provident Financial Services, Inc.	5,649	107,275
Radian Group, Inc.	16,534	310,178
Stonegate Mortgage Corp.*	1,081	10,886
Territorial Bancorp, Inc.	765	18,559
TrustCo Bank Corp.	8,347	58,679
United Community Financial Corp./Ohio	4,336	23,198
United Financial Bancorp, Inc.	3,551	47,761
Walker & Dunlop, Inc.*	1,166	31,179
Washington Federal, Inc.	8,229	192,147
Waterstone Financial, Inc.	2,681	35,389
WSFS Financial Corp.	2,459	67,254

		2,637,011

Total Financials		63,911,706

Health Care (2.0%)
Biotechnology (0.3%)
ACADIA Pharmaceuticals, Inc.*	530	22,196
Acorda Therapeutics, Inc.*	325	10,832
Adamas Pharmaceuticals, Inc.*	895	23,467
Agenus, Inc.*	1,319	11,383
Akebia Therapeutics, Inc.*	2,107	21,681
Array BioPharma, Inc.*	2,255	16,259
Arrowhead Research Corp.*	2,319	16,581
BioCryst Pharmaceuticals, Inc.*	1,227	18,319
Calithera Biosciences, Inc.*	946	6,754
Celldex Therapeutics, Inc.*	784	19,773
Cytokinetics, Inc.*	1,485	9,979
Emergent BioSolutions, Inc.*	781	25,734
Geron Corp.*	804	3,441
Idera Pharmaceuticals, Inc.*	614	2,278
Ignyta, Inc.*	639	9,643
Immunomedics, Inc.*	686	2,785
Inovio Pharmaceuticals, Inc.*	620	5,059

Lexicon Pharmaceuticals, Inc.*	2,127	17,122
Loxo Oncology, Inc.*	660	11,900
MacroGenics, Inc.*	1,239	19,415
Merrimack Pharmaceuticals, Inc.*	569	7,036
Navidea Biopharmaceuticals, Inc.*	2,844	4,579
Ocata Therapeutics, Inc.*	353	1,860
Osiris Therapeutics, Inc.*	148	2,880
PDL BioPharma, Inc.	14,097	90,644
Peregrine Pharmaceuticals, Inc.*	1,330	1,742
Rigel Pharmaceuticals, Inc.*	1,751	5,621
Spectrum Pharmaceuticals, Inc.*	4,294	29,371
Stemline Therapeutics, Inc.*	1,108	13,041
Threshold Pharmaceuticals, Inc.*	319	1,289
Tokai Pharmaceuticals, Inc.*	476	6,331
Vanda Pharmaceuticals, Inc.*	717	9,099
Verastem, Inc.*	2,401	18,104
Versartis, Inc.*	1,783	27,137
XOMA Corp.*	1,363	5,288

		498,623

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	981	77,401
AngioDynamics, Inc.*	2,202	36,113
Anika Therapeutics, Inc.*	269	8,885
AtriCure, Inc.*	612	15,080
Cardiovascular Systems, Inc.*	138	3,650
Cerus Corp.*	1,233	6,399
CONMED Corp.	2,386	139,032
CryoLife, Inc.	2,235	25,211
Cutera, Inc.*	374	5,789
Cynosure, Inc., Class A*	167	6,443
Entellus Medical, Inc.*	77	1,992
Exactech, Inc.*	890	18,539
Greatbatch, Inc.*	2,210	119,163
Haemonetics Corp.*	2,342	96,865
Halyard Health, Inc.*	4,016	162,648
ICU Medical, Inc.*	438	41,899
Integra LifeSciences Holdings Corp.*	1,237	83,337
Invacare Corp.	2,810	60,780
LeMaitre Vascular, Inc.	576	6,946
Meridian Bioscience, Inc.	542	10,103
Merit Medical Systems, Inc.*	3,814	82,153
OraSure Technologies, Inc.*	4,517	24,347
Orthofix International N.V.*	1,634	54,118
Oxford Immunotec Global plc*	74	1,025
Quidel Corp.*	1,444	33,140
Rockwell Medical, Inc.*	475	7,657
RTI Surgical, Inc.*	912	5,891
SurModics, Inc.*	909	21,289
Tornier N.V.*	1,427	35,661
TransEnterix, Inc.*	2,656	7,968
Unilife Corp.*	1,673	3,597
Wright Medical Group, Inc.*	2,237	58,744

		1,261,865

Health Care Providers & Services (0.8%)
Aceto Corp.	333	8,202
Addus HomeCare Corp.*	501	13,958
Alliance HealthCare Services, Inc.*	308	5,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Almost Family, Inc.*	623	$24,864
Amedisys, Inc.*	505	20,064
Amsurg Corp.*	3,164	221,322
BioScrip, Inc.*	5,984	21,722
Cross Country Healthcare, Inc.*	1,078	13,669
Ensign Group, Inc.	157	8,016
Five Star Quality Care, Inc.*	3,796	18,221
Genesis Healthcare, Inc.*	1,587	10,474
Hanger, Inc.*	3,067	71,890
Healthways, Inc.*	2,669	31,975
IPC Healthcare, Inc.*	602	33,345
Kindred Healthcare, Inc.	7,210	146,291
LHC Group, Inc.*	1,056	40,392
Magellan Health, Inc.*	2,364	165,645
National HealthCare Corp.	876	56,931
National Research Corp., Class A	105	1,492
Owens & Minor, Inc.	5,463	185,742
PharMerica Corp.*	2,633	87,679
Select Medical Holdings Corp.	533	8,635
Surgical Care Affiliates, Inc.*	94	3,608
Triple-S Management Corp., Class B*	2,096	53,783
Trupanion, Inc.*	269	2,216
Universal American Corp.*	4,263	43,142

		1,299,034

Health Care Technology (0.0%)
MedAssets, Inc.*	310	6,839
Vocera Communications, Inc.*	744	8,519

		15,358

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,833	52,776
Harvard Bioscience, Inc.*	2,698	15,379
Luminex Corp.*	3,436	59,305

		127,460

Pharmaceuticals (0.1%)
Amphastar Pharmaceuticals, Inc.*	908	15,963
Aratana Therapeutics, Inc.*	237	3,583
Assembly Biosciences, Inc.*	67	1,290
Dermira, Inc.*	701	12,302
Endocyte, Inc.*	3,217	16,696
Medicines Co.*	5,157	147,542
Omeros Corp.*	241	4,336
Theravance Biopharma, Inc.*	2,200	28,644
Theravance, Inc.	938	16,950

		247,306

Total Health Care		3,449,646

Industrials (10.3%)
Aerospace & Defense (1.1%)
AAR Corp.	3,081	98,192
Aerojet Rocketdyne Holdings, Inc.*	2,856	58,862
Aerovironment, Inc.*	1,688	44,023
American Science & Engineering, Inc.	635	27,819
Cubic Corp.	1,866	88,784
Curtiss-Wright Corp.	3,877	280,850
DigitalGlobe, Inc.*	6,281	174,549

Ducommun, Inc.*	949	24,361
Engility Holdings, Inc.	1,554	39,099
Esterline Technologies Corp.*	2,693	256,751
KEYW Holding Corp.*	2,916	27,177
KLX, Inc.*	4,554	200,968
Kratos Defense & Security Solutions, Inc.*	3,967	24,992
Moog, Inc., Class A*	3,050	215,574
National Presto Industries, Inc.	422	33,895
Sparton Corp.*	342	9,343
Teledyne Technologies, Inc.*	2,273	239,824
Vectrus, Inc.*	44	1,094

		1,846,157

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,590	48,149
Atlas Air Worldwide Holdings, Inc.*	2,163	118,878
Hub Group, Inc., Class A*	264	10,650
UTi Worldwide, Inc.*	8,016	80,080
XPO Logistics, Inc.*	1,094	49,427

		307,184

Airlines (0.1%)
Republic Airways Holdings, Inc.*	4,399	40,383
SkyWest, Inc.	4,466	67,168
Virgin America, Inc.*	143	3,930

		111,481

Building Products (0.2%)
Gibraltar Industries, Inc.*	2,686	54,714
Griffon Corp.	2,270	36,138
Insteel Industries, Inc.	138	2,581
Quanex Building Products Corp.	2,717	58,225
Simpson Manufacturing Co., Inc.	3,349	113,866
Universal Forest Products, Inc.	1,744	90,740

		356,264

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.	4,845	159,255
ACCO Brands Corp.*	9,545	74,165
Brady Corp., Class A	4,140	102,424
Casella Waste Systems, Inc., Class A*	2,775	15,568
CECO Environmental Corp.	1,882	21,323
Civeo Corp.	9,281	28,493
Deluxe Corp.	1,951	120,962
Ennis, Inc.	2,239	41,623
Essendant, Inc.	3,320	130,310
G&K Services, Inc., Class A	479	33,118
Heritage-Crystal Clean, Inc.*	979	14,391
InnerWorkings, Inc.*	1,981	13,213
Kimball International, Inc., Class B	1,945	23,651
Matthews International Corp., Class A	2,704	143,691
McGrath RentCorp	2,270	69,076
Mobile Mini, Inc.	3,587	150,798
MSA Safety, Inc.	895	43,417
NL Industries, Inc.*	576	4,268
Quad/Graphics, Inc.	2,487	46,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SP Plus Corp.*	83	$2,167
Tetra Tech, Inc.	5,222	133,892
TRC Cos., Inc.*	1,434	14,555
UniFirst Corp.	1,286	143,839
Viad Corp.	1,747	47,361
West Corp.	3,872	116,547

		1,694,141

Construction & Engineering (0.5%)
Aegion Corp.*	3,189	60,400
Ameresco, Inc., Class A*	1,767	13,517
Argan, Inc.	138	5,565
Comfort Systems USA, Inc.	209	4,797
EMCOR Group, Inc.	5,425	259,152
Furmanite Corp.*	447	3,630
Granite Construction, Inc.	3,407	120,983
Great Lakes Dredge & Dock Corp.*	4,805	28,638
HC2 Holdings, Inc.*	620	5,549
MasTec, Inc.*	5,765	114,551
MYR Group, Inc.*	1,820	56,347
Northwest Pipe Co.*	839	17,090
Orion Marine Group, Inc.*	2,463	17,783
Primoris Services Corp.	1,048	20,750
Tutor Perini Corp.*	3,260	70,351

		799,103

Electrical Equipment (0.3%)
Encore Wire Corp.	408	18,070
EnerSys, Inc.	2,815	197,866
Franklin Electric Co., Inc.	303	9,796
FuelCell Energy, Inc.*	15,257	14,905
General Cable Corp.	371	7,320
GrafTech International Ltd.*	10,475	51,956
LSI Industries, Inc.	1,903	17,774
Plug Power, Inc.*	6,181	15,143
Powell Industries, Inc.	790	27,784
PowerSecure International, Inc.*	1,604	23,675
Preformed Line Products Co.	224	8,449
Thermon Group Holdings, Inc.*	2,366	56,950
Vicor Corp.*	192	2,341

		452,029

Industrial Conglomerates (4.0%)
Icahn Enterprises LP	77,138	6,689,407
Raven Industries, Inc.	2,836	57,656

		6,747,063

Machinery (1.5%)
Accuride Corp.*	205	789
Actuant Corp., Class A	5,175	119,491
Alamo Group, Inc.	830	45,351
Albany International Corp., Class A	2,113	84,097
Altra Industrial Motion Corp.	433	11,769
American Railcar Industries, Inc.	599	29,135
Astec Industries, Inc.	1,646	68,836
Barnes Group, Inc.	4,744	184,969
Briggs & Stratton Corp.	3,910	75,307
Chart Industries, Inc.*	2,636	94,237
CIRCOR International, Inc.	1,477	80,541
CLARCOR, Inc.	244	15,187

Colfax Corp.*	12,000	553,800
Columbus McKinnon Corp.	1,712	42,800
Douglas Dynamics, Inc.	1,418	30,459
EnPro Industries, Inc.	797	45,604
ESCO Technologies, Inc.	2,278	85,220
ExOne Co.*	897	9,957
Federal Signal Corp.	5,430	80,961
FreightCar America, Inc.	549	11,463
Global Brass & Copper Holdings, Inc.	205	3,487
Gorman-Rupp Co.	1,231	34,566
Graham Corp.	851	17,437
Hurco Cos., Inc.	573	19,837
Hyster-Yale Materials Handling, Inc.	582	40,321
Kadant, Inc.	800	37,760
L.B. Foster Co., Class A	905	31,322
Lindsay Corp.	161	14,154
Lydall, Inc.*	972	28,732
Meritor, Inc.*	3,746	49,148
Miller Industries, Inc.	918	18,314
Mueller Industries, Inc.	1,603	55,656
Navistar International Corp.*	4,148	93,869
Standex International Corp.	297	23,739
Tennant Co.	104	6,795
Titan International, Inc.	3,556	38,191
TriMas Corp.*	3,648	107,981
Twin Disc, Inc.	697	12,992
Watts Water Technologies, Inc., Class A	2,442	126,618
Woodward, Inc.	1,750	96,233

		2,527,125

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	1,850	12,895
Golden Ocean Group Ltd.	5,867	22,588
Matson, Inc.	314	13,201
Navios Maritime Holdings, Inc.	7,102	26,419
Safe Bulkers, Inc.	3,370	10,851
Scorpio Bulkers, Inc.*	15,594	25,418
Ultrapetrol Bahamas Ltd.*	1,820	2,057

		113,429

Professional Services (0.5%)
Acacia Research Corp.	4,451	39,035
CBIZ, Inc.*	4,220	40,681
CDI Corp.	1,231	16,003
CRA International, Inc.*	806	22,463
Exponent, Inc.	103	4,612
Franklin Covey Co.*	930	18,870
FTI Consulting, Inc.*	3,310	136,504
Heidrick & Struggles International, Inc.	1,510	39,381
Hill International, Inc.*	3,092	16,264
Huron Consulting Group, Inc.*	1,760	123,358
ICF International, Inc.*	1,697	59,157
Kelly Services, Inc., Class A	2,557	39,250
Korn/Ferry International	1,984	68,984
Mistras Group, Inc.*	614	11,654
Navigant Consulting, Inc.*	4,200	62,454
Pendrell Corp.*	14,504	19,870
Resources Connection, Inc.	2,673	43,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

RPX Corp.*	4,124	$69,696
TriNet Group, Inc.*	290	7,352
Volt Information Sciences, Inc.*	256	2,486
VSE Corp.	361	19,317

		860,400

Road & Rail (0.3%)
ArcBest Corp.	1,505	47,859
Celadon Group, Inc.	766	15,841
Con-way, Inc.	4,978	191,006
Covenant Transportation Group, Inc., Class A*	37	927
Marten Transport Ltd.	1,816	39,407
Quality Distribution, Inc.*	1,761	27,225
Roadrunner Transportation Systems, Inc.*	1,476	38,081
Universal Truckload Services, Inc.	212	4,656
USA Truck, Inc.*	542	11,507
Werner Enterprises, Inc.	2,933	76,991
YRC Worldwide, Inc.*	2,286	29,672

		483,172

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	5,372	121,783
Applied Industrial Technologies, Inc.	2,106	83,503
Beacon Roofing Supply, Inc.*	3,237	107,533
CAI International, Inc.*	1,498	30,844
DXP Enterprises, Inc.*	751	34,921
Kaman Corp.	2,147	90,045
Lawson Products, Inc.*	116	2,724
MRC Global, Inc.*	8,895	137,339
Neff Corp., Class A*	591	5,963
Real Industry, Inc.*	4,954	56,228
Rush Enterprises, Inc., Class A*	3,047	79,862
TAL International Group, Inc.*	2,858	90,313
Textainer Group Holdings Ltd.	1,897	49,341
Titan Machinery, Inc.*	1,481	21,815
Veritiv Corp.*	696	25,376

		937,590

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	5,298	80,265

Total Industrials		17,315,403

Information Technology (6.0%)
Communications Equipment (1.6%)
ADTRAN, Inc.	4,591	74,604
Applied Optoelectronics, Inc.*	237	4,114
Bel Fuse, Inc., Class B	906	18,591
Black Box Corp.	1,339	26,780
Calix, Inc.*	3,877	29,504
Comtech Telecommunications Corp.	1,411	40,990
Digi International, Inc.*	2,178	20,800
EchoStar Corp., Class A*	36,300	1,767,084
Emcore Corp.*	2,086	12,558
Extreme Networks, Inc.*	7,864	21,154
Finisar Corp.*	8,969	160,276
Harmonic, Inc.*	6,489	44,320
InterDigital, Inc.	318	18,091
Ixia*	578	7,190

KVH Industries, Inc.*	314	4,223
NETGEAR, Inc.*	3,005	90,210
Novatel Wireless, Inc.*	334	1,086
Oclaro, Inc.*	8,505	19,221
Polycom, Inc.*	11,656	133,345
ShoreTel, Inc.*	4,344	29,452
Sonus Networks, Inc.*	4,259	29,472
Ubiquiti Networks, Inc.	162	5,170
ViaSat, Inc.*	3,384	203,920

		2,762,155

Electronic Equipment, Instruments & Components (1.5%)
Agilysys, Inc.*	1,302	11,952
Anixter International, Inc.*	2,467	160,725
AVX Corp.	3,896	52,440
Benchmark Electronics, Inc.*	4,556	99,230
Checkpoint Systems, Inc.	3,672	37,381
Coherent, Inc.*	1,886	119,723
Control4 Corp.*	1,790	15,913
CTS Corp.	2,901	55,902
Daktronics, Inc.	2,561	30,373
DTS, Inc.*	188	5,732
Electro Rent Corp.	1,415	15,367
Fabrinet*	3,089	57,857
FARO Technologies, Inc.*	1,156	53,985
Gerber Scientific, Inc. (Escrow Shares)*†	2,344	—
GSI Group, Inc.*	2,964	44,549
II-VI, Inc.*	4,545	86,264
Insight Enterprises, Inc.*	3,354	100,318
Itron, Inc.*	3,337	114,926
Kimball Electronics, Inc.*	2,511	36,635
Knowles Corp.*	7,357	133,162
Littelfuse, Inc.	267	25,336
Mercury Systems, Inc.*	2,969	43,466
Multi-Fineline Electronix, Inc.*	761	16,635
Newport Corp.*	2,284	43,305
OSI Systems, Inc.*	1,277	90,399
Park Electrochemical Corp.	1,786	34,220
PC Connection, Inc.	890	22,019
Plexus Corp.*	1,812	79,511
Rofin-Sinar Technologies, Inc.*	2,156	59,506
Rogers Corp.*	1,110	73,415
Sanmina Corp.*	7,150	144,144
ScanSource, Inc.*	2,480	94,389
SYNNEX Corp.	2,483	181,731
Tech Data Corp.*	3,158	181,774
TTM Technologies, Inc.*	5,134	51,289
Vishay Intertechnology, Inc.	11,663	136,224
Vishay Precision Group, Inc.*	1,114	16,777

		2,526,574

Internet Software & Services (0.4%)
Amber Road, Inc.*	176	1,236
Bankrate, Inc.*	5,780	60,632
Bazaarvoice, Inc.*	2,866	16,881
Blucora, Inc.*	3,554	57,397
Brightcove, Inc.*	150	1,029
Care.com, Inc.*	1,408	8,335
Dealertrack Technologies, Inc.*	3,262	204,821
DHI Group, Inc.*	2,494	22,172
Everyday Health, Inc.*	149	1,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Intralinks Holdings, Inc.*	1,613	$19,211
Limelight Networks, Inc.*	5,282	20,811
Liquidity Services, Inc.*	2,104	20,262
Marchex, Inc., Class B	2,733	13,528
Marin Software, Inc.*	2,229	15,024
Millennial Media, Inc.*	10,300	16,686
Monster Worldwide, Inc.*	7,904	51,692
QuinStreet, Inc.*	3,095	19,963
RealNetworks, Inc.*	2,112	11,426
Reis, Inc.	280	6,210
RetailMeNot, Inc.*	3,115	55,541
Rocket Fuel, Inc.*	2,282	18,712
SciQuest, Inc.*	998	14,780
TechTarget, Inc.*	1,229	10,975

		669,228

IT Services (0.5%)
6D Global Technologies, Inc.*	798	5,219
Acxiom Corp.*	6,765	118,929
CACI International, Inc., Class A*	2,094	169,384
Cass Information Systems, Inc.	424	23,837
Ciber, Inc.*	6,887	23,760
Convergys Corp.	8,552	217,990
Datalink Corp.*	1,684	15,055
ExlService Holdings, Inc.*	220	7,608
Global Cash Access Holdings, Inc.*	5,729	44,342
ManTech International Corp., Class A	2,109	61,161
ModusLink Global Solutions, Inc.*	3,259	11,081
MoneyGram International, Inc.*	2,542	23,361
NeuStar, Inc., Class A*	381	11,129
Perficient, Inc.*	997	19,182
PFSweb, Inc.*	60	832
ServiceSource International, Inc.*	2,171	11,875
Sykes Enterprises, Inc.*	3,368	81,674
TeleTech Holdings, Inc.	644	17,440
Unisys Corp.*	1,601	32,004

		895,863

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	1,611	44,286
Advanced Micro Devices, Inc.*	30,773	73,855
Alpha & Omega Semiconductor Ltd.*	1,943	16,982
Amkor Technology, Inc.*	8,494	50,794
Applied Micro Circuits Corp.*	5,082	34,303
Axcelis Technologies, Inc.*	9,839	29,123
Brooks Automation, Inc.	5,816	66,593
Cabot Microelectronics Corp.*	333	15,688
Cascade Microtech, Inc.*	259	3,943
CEVA, Inc.*	934	18,148
Cohu, Inc.	2,251	29,781
Diodes, Inc.*	3,218	77,586
DSP Group, Inc.*	1,963	20,278
Entegris, Inc.*	5,055	73,651
Exar Corp.*	2,897	28,333
Fairchild Semiconductor International, Inc.*	10,082	175,225

FormFactor, Inc.*	2,692	24,766
Integrated Silicon Solution, Inc.	2,752	60,929
Intersil Corp., Class A	11,411	142,752
IXYS Corp.	2,162	33,078
Kopin Corp.*	5,817	20,069
Lattice Semiconductor Corp.*	7,529	44,346
MKS Instruments, Inc.	4,618	175,207
Nanometrics, Inc.*	2,049	33,030
NeoPhotonics Corp.*	2,397	21,885
NVE Corp.	228	17,875
OmniVision Technologies, Inc.*	5,029	131,735
PDF Solutions, Inc.*	160	2,560
Pericom Semiconductor Corp.	1,944	25,564
Photronics, Inc.*	5,776	54,930
PMC-Sierra, Inc.*	9,889	84,650
Power Integrations, Inc.	840	37,951
Rudolph Technologies, Inc.*	2,362	28,368
Semtech Corp.*	3,787	75,172
Sigma Designs, Inc.*	3,023	36,064
Silicon Laboratories, Inc.*	1,078	58,223
Tessera Technologies, Inc.	1,754	66,617
Ultra Clean Holdings, Inc.*	2,680	16,696
Ultratech, Inc.*	2,385	44,266
Veeco Instruments, Inc.*	3,499	100,561
Xcerra Corp.*	2,692	20,378

		2,116,241

Software (0.5%)
American Software, Inc., Class A	1,689	16,046
Bottomline Technologies de, Inc.*	554	15,407
Cyan, Inc.*	1,924	10,082
Digimarc Corp.*	45	2,031
Digital Turbine, Inc.*	258	779
EnerNOC, Inc.*	2,338	22,679
Epiq Systems, Inc.	1,765	29,793
ePlus, Inc.*	454	34,799
Glu Mobile, Inc.*	4,969	30,858
Mentor Graphics Corp.	8,643	228,434
Park City Group, Inc.*	62	768
Progress Software Corp.*	4,377	120,368
QAD, Inc., Class A	635	16,783
Rovi Corp.*	7,631	121,714
Sapiens International Corp. N.V.	493	5,117
SeaChange International, Inc.*	2,929	20,532
Silver Spring Networks, Inc.*	174	2,159
Take-Two Interactive Software, Inc.*	3,533	97,405
TeleCommunication Systems, Inc., Class A*	4,421	14,634
Telenav, Inc.*	2,463	19,827
Verint Systems, Inc.*	291	17,677

		827,892

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	991	13,220
Imation Corp.*	2,905	11,794
QLogic Corp.*	7,562	107,305
Quantum Corp.*	18,458	31,009
Stratasys Ltd.*	4,404	153,832

		317,160

Total Information Technology		10,115,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (3.2%)
Chemicals (2.0%)
A. Schulman, Inc.	267	$11,673
American Vanguard Corp.	2,239	30,898
Axiall Corp.	6,077	219,076
Calgon Carbon Corp.	2,444	47,365
Chase Corp.	54	2,147
Flotek Industries, Inc.*	4,611	57,776
FutureFuel Corp.	2,081	26,782
Hawkins, Inc.	757	30,575
Innophos Holdings, Inc.	1,797	94,594
Innospec, Inc.	2,089	94,089
Intrepid Potash, Inc.*	4,909	58,613
Kraton Performance Polymers, Inc.*	2,726	65,097
Kronos Worldwide, Inc.	1,780	19,509
LSB Industries, Inc.*	1,089	44,475
Minerals Technologies, Inc.	193	13,149
Olin Corp.	1,370	36,922
OM Group, Inc.	2,634	88,502
OMNOVA Solutions, Inc.*	1,588	11,894
Platform Specialty Products Corp.*	82,940	2,121,605
Quaker Chemical Corp.	332	29,495
Rayonier Advanced Materials, Inc.	3,495	56,829
Sensient Technologies Corp.	1,441	98,478
Stepan Co.	852	46,102
Tredegar Corp.	1,709	37,786
Tronox Ltd., Class A	5,516	80,699
Valhi, Inc.	699	3,956

		3,428,086

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	147	8,544

Containers & Packaging (0.1%)
Berry Plastics Group, Inc.*	4,172	135,173
Greif, Inc., Class A	2,647	94,895

		230,068

Metals & Mining (0.9%)
AK Steel Holding Corp.*	15,443	59,764
Carpenter Technology Corp.	4,350	168,258
Century Aluminum Co.*	4,012	41,845
Cliffs Natural Resources, Inc.	13,229	57,282
Coeur Mining, Inc.*	11,727	66,961
Commercial Metals Co.	10,028	161,250
Dominion Diamond Corp.	10,000	140,100
Handy & Harman Ltd.*	197	6,826
Haynes International, Inc.	1,010	49,813
Hecla Mining Co.	32,134	84,513
Horsehead Holding Corp.*	4,891	57,323
Kaiser Aluminum Corp.	997	82,831
Materion Corp.	1,729	60,947
McEwen Mining, Inc.*	33,454	32,079
Olympic Steel, Inc.	621	10,830
RTI International Metals, Inc.*	2,471	77,886
Ryerson Holding Corp.*	863	7,853
Sandstorm Gold Ltd.*	12,000	35,280
Schnitzer Steel Industries, Inc., Class A	2,309	40,338

Stillwater Mining Co.*	7,060	81,825
SunCoke Energy, Inc.	1,632	21,216
TimkenSteel Corp.	3,438	92,792
Worthington Industries, Inc.	3,182	95,651

		1,533,463

Paper & Forest Products (0.2%)
Boise Cascade Co.*	551	20,211
Louisiana-Pacific Corp.*	1,030	17,541
Neenah Paper, Inc.	660	38,913
P.H. Glatfelter Co.	3,712	81,627
Schweitzer-Mauduit International, Inc.	2,175	86,739
Wausau Paper Corp.	234	2,148

		247,179

Total Materials		5,447,340

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	4,950	44,352
Atlantic Tele-Network, Inc.	883	60,998
Cincinnati Bell, Inc.*	18,078	69,058
Consolidated Communications Holdings, Inc.	1,496	31,431
Globalstar, Inc.*	41,076	86,670
Hawaiian Telcom Holdco, Inc.*	946	24,691
IDT Corp., Class B	1,202	21,732
inContact, Inc.*	565	5,577
Inteliquent, Inc.	1,666	30,654
Intelsat S.A.*	1,749	17,350
Iridium Communications, Inc.*	7,134	64,848
Lumos Networks Corp.	308	4,555
ORBCOMM, Inc.*	5,083	34,310
Pacific DataVision, Inc.*	347	14,619
Premiere Global Services, Inc.*	3,980	40,954
Vonage Holdings Corp.*	14,456	70,979
Windstream Holdings, Inc.	492	3,139

		625,917

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,460	12,060
Leap Wireless International, Inc.*†	3,800	7,182
NTELOS Holdings Corp.*	1,468	6,782
Shenandoah Telecommunications Co.	293	10,029
Spok Holdings, Inc.	1,878	31,626

		67,679

Total Telecommunication Services		693,596

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	4,220	195,766
Cleco Corp.	5,238	282,066
El Paso Electric Co.	3,496	121,171
Empire District Electric Co.	3,804	82,927
Genie Energy Ltd., Class B*	801	8,386
IDACORP, Inc.	4,352	244,321
MGE Energy, Inc.	2,994	115,958
Otter Tail Corp.	3,243	86,264
PNM Resources, Inc.	6,905	169,863
Portland General Electric Co.	6,798	225,422
Spark Energy, Inc., Class A	49	772

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

UIL Holdings Corp.	4,893	$224,197
Unitil Corp.	1,227	40,516

		1,797,629

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	1,319	71,028
Laclede Group, Inc.	3,754	195,433
New Jersey Resources Corp.	7,398	203,815
Northwest Natural Gas Co.	2,372	100,051
ONE Gas, Inc.	4,549	193,605
Piedmont Natural Gas Co., Inc.	6,809	240,426
Rubis S.C.A.	6,250	428,242
South Jersey Industries, Inc.	5,920	146,402
Southwest Gas Corp.	4,049	215,447
WGL Holdings, Inc.	4,299	233,393

		2,027,842

Independent Power and Renewable Electricity Producers (0.6%)
Abengoa Yield plc	4,228	132,421
Atlantic Power Corp.	10,664	32,845
Dynegy, Inc.*	11,089	324,353
NRG Yield, Inc., Class A	2,989	65,728
NRG Yield, Inc., Class C	2,965	64,904
Ormat Technologies, Inc.	1,864	70,236
Pattern Energy Group, Inc.	4,441	126,036
Talen Energy Corp.*	7,190	123,380
Vivint Solar, Inc.*	697	8,482

		948,385

Multi-Utilities (0.3%)
Avista Corp.	5,389	165,173
Black Hills Corp.	3,879	169,318
NorthWestern Corp.	4,069	198,364

		532,855

Water Utilities (0.2%)
American States Water Co.	2,991	111,833
Artesian Resources Corp., Class A	666	14,046
California Water Service Group	4,155	94,942
Connecticut Water Service, Inc.	968	33,067
Consolidated Water Co., Ltd.	1,216	15,322
Middlesex Water Co.	1,401	31,607
SJW Corp.	1,339	41,094
York Water Co.	961	20,046

		361,957

Total Utilities		5,668,668

Total Common Stocks (92.9%) (Cost $124,422,275)		156,479,222

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	195,908

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*† (Cost $—)	6,445	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	724	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	9,250,988	9,250,988

Total Short-Term Investments (5.5%) (Cost $9,250,988)		9,250,988

Total Investments (98.5%) (Cost $133,863,610)		165,926,118
Other Assets Less Liabilities (1.5%)		2,562,537

Net Assets (100%)		$168,488,655

*	Non-income producing.
†	Securities (totaling $7,182 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR — American Depositary Receipt

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	20	September-15	$2,524,203	$2,500,800	$(23,403)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)		Total
Assets:
Common Stocks
Consumer Discretionary	$37,583,440	$1,797,600	$—		$39,381,040
Consumer Staples	4,323,620	—	—		4,323,620
Energy	6,171,529	1,561	—		6,173,090
Financials	57,064,411	6,847,295	—		63,911,706
Health Care	3,449,646	—	—		3,449,646
Industrials	17,315,403	—	—		17,315,403
Information Technology	10,115,113	—	—	(d)	10,115,113
Materials	5,447,340	—	—		5,447,340
Telecommunication Services	686,414	—	7,182		693,596
Utilities	5,240,426	428,242	—		5,668,668
Investment Companies
Investment Companies	—	195,908	—		195,908
Rights
Health Care	—	—	—	(d)	—
Short-Term Investments	9,250,988	—	—		9,250,988
Warrants
Energy	—	—	—	(d)	—

Total Assets	$156,648,330	$9,270,606	$7,182		$165,926,118

Liabilities:
Futures	$(23,403)	$—	$—		$(23,403)

Total Liabilities	$(23,403)	$—	$—		$(23,403)

Total	$156,624,927	$9,270,606	$7,182		$165,902,715

(a)	A security with a market value of $2,781,590 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $6,847,295 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $7,182 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(23,403	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(793)	$(793)
Equity contracts	233,255	—	233,255

Total	$233,255	$(793)	$232,462

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(75,832)	$(75,832)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 and futures contracts with an average notional balance of approximately $1,957,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,232,449
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,021,088

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,922,737
Aggregate gross unrealized depreciation	(11,810,853)

Net unrealized appreciation	$32,111,884

Federal income tax cost of investments	$133,814,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $133,863,610)	$165,926,118
Cash	2,441,392
Cash held as collateral at broker	102,000
Receivable for securities sold	15,723,787
Dividends, interest and other receivables	195,752
Due from broker for futures variation margin	4,701
Other assets	1,755

Total assets	184,395,505

LIABILITIES
Payable for securities purchased	15,704,004
Investment management fees payable	122,428
Payable to Separate Accounts for Trust shares redeemed	26,936
Administrative fees payable	17,474
Trustees’ fees payable	415
Distribution fees payable – Class IB	21
Accrued expenses	35,572

Total liabilities	15,906,850

NET ASSETS	$168,488,655

Net assets were comprised of:
Paid in capital	$131,403,592
Accumulated undistributed net investment income (loss)	(373,736)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	5,419,849
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	32,038,950

Net assets	$168,488,655

Class IB
Net asset value, offering and redemption price per share, $100,784 / 10,006 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

Class K
Net asset value, offering and redemption price per share, $168,387,871 / 16,710,442 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.08

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,797 foreign withholding tax)	$1,290,864
Interest	4,721

Total income	1,295,585

EXPENSES
Investment management fees	667,953
Administrative fees	103,210
Professional fees	21,520
Recoupment fees	15,206
Custodian fees	11,738
Offering costs	6,845
Printing and mailing expenses	4,312
Trustees’ fees	1,914
Distribution fees – Class IB	61
Miscellaneous	2,360

Total expenses	835,119

NET INVESTMENT INCOME (LOSS)	460,466

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	4,355,568
Futures	233,255
Foreign currency transactions	(122)

Net realized gain (loss)	4,588,701

Change in unrealized appreciation (depreciation) on:
Investments	(110,639)
Futures	(75,832)
Foreign currency translations	(155)

Net change in unrealized appreciation (depreciation)	(186,626)

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,402,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,862,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$460,466	$621,804
Net realized gain (loss) on investments, futures and foreign currency transactions	4,588,701	4,346,621
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(186,626)	(3,991,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,862,541	977,184

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(20)
Class K	—	(227,918)

	—	(227,938)

Distributions from net realized capital gains
Class IB	—	(656)
Class K	—	(4,425,232)

	—	(4,425,888)

Return of capital
Class IB	—	(23)
Class K	—	(268,411)

	—	(268,434)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,922,260)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,006 and 2,500 shares, respectively ]	100,080	25,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 72 shares, respectively ]	—	699
Capital shares repurchased [ (2,572) and 0 shares, respectively ]	(26,229)	—

Total Class IB transactions	73,851	25,699

Class K
Capital shares sold [ 436,862 and 2,001,166 shares, respectively ]	4,373,767	20,638,009
Capital shares sold in-kind (Note 9)[ 0 and 15,283,496 shares, respectively ]	—	152,834,960
Capital shares issued in reinvestment of dividends and distributions [ 0 and 509,346 shares, respectively ]	—	4,921,561
Capital shares repurchased [ (777,650) and (742,778) shares, respectively ]	(7,781,311)	(7,515,346)

Total Class K transactions	(3,407,544)	170,879,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,333,693)	170,904,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,528,848	166,959,807
NET ASSETS:
Beginning of period	166,959,807	—

End of period (a)	$168,488,655	$166,959,807

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(373,736)	$(834,202)

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015** to June 30, 2015	January 1, 2015 to April 13, 2015‡	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$10.00	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.06	0.40	0.06

Total from investment operations	0.07	0.41	0.08

Less distributions:
Dividends from net investment income	—	—	—	#
Distributions from net realized gains	—	—	(0.27)
Return of capital	—	—	(0.02)

Total dividends and distributions	—	—	(0.29)

Net asset value, end of period	$10.07	$10.20	$9.79

Total return (b)	0.70%	4.19%	0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101	$—	$25
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.25%	1.25%	5.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.66%	0.26%	0.30	%(l)
Before waivers and reimbursements (a)(f)	0.66%	0.26%	(4.20	)%(l)
Portfolio turnover rate (z)^	12%	12%	18%

Class K	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.26	0.05

Total from investment operations	0.29	0.09

Less distributions:
Dividends from net investment income	—	(0.01)
Distributions from net realized gains	—	(0.27)
Return of capital	—	(0.02)

Total dividends and distributions	—	(0.30)

Net asset value, end of period	$10.08	$9.79

Total return (b)	2.96%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,388	$166,935
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.55%	0.55	%(l)
Before waivers and reimbursements (a)(f)	0.55%	0.52	%(l)
Portfolio turnover rate (z)^	12%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	50.2%
Exchange Traded Funds	31.8
Investment Companies	19.0
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 1, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15†	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$989.00	$2.08
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	989.00	1.66
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

†   Commenced operations on May 1, 2015.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 61/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(31.8%)
iShares® Core S&P 500 ETF	9,333	$1,933,984
iShares® Core S&P Mid-Cap ETF	2,643	396,397
iShares® MSCI EAFE ETF	3,706	235,294
iShares® Russell 2000 ETF	3,523	439,882
SPDR® S&P 500 ETF Trust	9,392	1,933,343

Total Investment Companies (31.8%) (Cost $5,007,707)		4,938,900

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (50.2%)
U.S. Government Agencies (2.7%)
Federal National Mortgage Association
4.875%, 12/15/16	$200,000	212,649
1.875%, 9/18/18	200,000	204,255

		416,904

U.S. Treasuries (47.5%)
U.S. Treasury Notes 0.375%, 5/31/16	125,000	125,077
0.625%, 12/15/16	1,700,000	1,703,528

2.250%, 11/30/17	1,270,000	1,314,053
1.250%, 11/30/18	1,030,000	1,032,495
1.250%, 10/31/19	1,040,000	1,030,565
2.250%, 4/30/21	1,295,000	1,322,089
2.750%, 11/15/23	810,000	841,878

		7,369,685

Total Long-Term Debt Securities (50.2%) (Cost $7,779,884)		7,786,589

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (19.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,950,903	2,950,903

Total Short-Term Investments (19.0%) (Cost $2,950,903)		2,950,903

Total Investments (101.0%) (Cost $15,738,494)		15,676,392
Other Assets Less Liabilities (-1.0%)		(157,749)

Net Assets (100%)		$15,518,643

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	30	September-15	$2,835,221	$2,751,000	$(84,221)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Government Securities
U.S. Government Agencies	$—	$416,904	$—	$416,904
U.S. Treasuries	—	7,369,685	—	7,369,685
Investment Companies
Exchange Traded Funds (ETFs)	4,938,900	—	—	4,938,900
Short-Term Investments	2,950,903	—	—	2,950,903

Total Assets	$7,889,803	$7,786,589	$—	$15,676,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(84,221)	$—	$—	$(84,221)

Total Liabilities	$(84,221)	$—	$—	$(84,221)

Total	$7,805,582	$7,786,589	$—	$15,592,171

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(84,221	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(4,716)	$(4,716)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(84,221)	$(84,221)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,805,000 for one month during the period ended June 30, 2015.

Investment security transactions for the period ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,392,506
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,698,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,636
Aggregate gross unrealized depreciation	(74,738)

Net unrealized depreciation	$(62,102)

Federal income tax cost of investments	$15,738,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $15,738,494)	$15,676,392
Cash	985,000
Cash held as collateral at broker	125,000
Receivable from Separate Accounts for Trust shares sold	390,359
Receivable for securities sold	61,444
Dividends, interest and other receivables	21,431
Receivable from investment manager	2,457

Total assets	17,262,083

LIABILITIES
Payable for securities purchased	1,713,807
Due to broker for futures variation margin	9,774
Distribution fees payable – Class IB	409
Trustees’ fees payable	48
Payable to Separate Accounts for Trust shares redeemed	18
Accrued expenses	19,384

Total liabilities	1,743,440

NET ASSETS	$15,518,643

Net assets were comprised of:
Paid in capital	$15,680,053
Accumulated undistributed net investment income (loss)	10,303
Accumulated undistributed net realized gain (loss) on investments and futures	(25,390)
Net unrealized appreciation (depreciation) on investments and futures	(146,323)

Net assets	$15,518,643

Class IB
Net asset value, offering and redemption price per share, $5,727,646 / 579,371 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class K
Net asset value, offering and redemption price per share, $9,790,997 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2015* (Unaudited)

INVESTMENT INCOME
Dividends	$18,155
Interest	10,874

Total income	29,029

EXPENSES
Investment management fees	14,637
Custodian fees	14,441
Professional fees	9,979
Administrative fees	2,508
Distribution fees – Class IB	434
Printing and mailing expenses	96
Trustees’ fees	48
Miscellaneous	248

Gross expenses	42,391
Less: Waiver from investment manager	(17,145)
Reimbursement from investment manager	(6,520)

Net expenses	18,726

NET INVESTMENT INCOME (LOSS)	10,303

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(20,674)
Futures	(4,716)

Net realized gain (loss)	(25,390)

Change in unrealized appreciation (depreciation) on:
Investments	(62,102)
Futures	(84,221)

Net change in unrealized appreciation (depreciation)	(146,323)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(171,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(161,410)

*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 1, 2015* to June 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,303
Net realized gain (loss) on investments and futures	(25,390)
Net change in unrealized appreciation (depreciation) on investments and futures	(146,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(161,410)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 582,346 shares ]	5,809,927
Capital shares repurchased [ (2,975) shares ]	(29,874)

Total Class IB transactions	5,780,053

Class K
Capital shares sold [ 990,000 shares ]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,680,053

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,518,643
NET ASSETS:
Beginning of period	—

End of period (a)	$15,518,643

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,303

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03
Net realized and unrealized gain (loss) on investments and futures	(0.14)

Total from investment operations	(0.11)

Net asset value, end of period	$9.89

Total return (b)	(1.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,728
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%
Before waivers and reimbursements (a)(f)	1.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.77	%(l)
Before waivers and reimbursements (a)(f)	1.11	%(l)
Portfolio turnover rate (z)^	105%

Class K	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01
Net realized and unrealized gain (loss) on investments and futures	(0.12)

Total from investment operations	(0.11)

Net asset value, end of period	$9.89

Total return (b)	(1.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,791
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%
Before waivers and reimbursements (a)(f)	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.44	%(l)
Before waivers and reimbursements (a)(f)	(0.42	)%(l)
Portfolio turnover rate (z)^	105%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	41.1%
Consumer Staples	14.9
Health Care	12.9
Consumer Discretionary	11.0
Financials	10.3
Industrials	5.7
Energy	2.7
Materials	1.0
Investment Companies	0.3
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K commenced operations on February 9, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,044.10	$5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.14	5.71
Class IB
Actual	1,000.00	1,043.90	5.77
Hypothetical (5% average return before expenses)	1,000.00	1,019.14	5.70
Class K†
Actual	1,000.00	1,038.50	3.47
Hypothetical (5% average return before expenses)	1,000.00	1,020.45	4.39

†   Class K commenced operations on February 9, 2015.

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.14%, 1.14% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IA, Class IB and the hypothetical example (to reflect the one-half year period), and multiplied by 142/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.0%)
Hotels, Restaurants & Leisure (2.1%)
Yum! Brands, Inc.	93,390	$8,412,571

Internet & Catalog Retail (6.7%)
Amazon.com, Inc.*	55,303	24,006,479
HomeAway, Inc.*	84,262	2,622,234

		26,628,713

Specialty Retail (0.4%)
Lowe’s Cos., Inc.	26,829	1,796,738

Textiles, Apparel & Luxury Goods (1.8%)
adidas AG (ADR)	191,101	7,349,075

Total Consumer Discretionary		44,187,097

Consumer Staples (14.9%)
Beverages (10.2%)
Coca-Cola Co.	176,045	6,906,245
Monster Beverage Corp.*	183,719	24,622,021
SABMiller plc (ADR)	180,556	9,430,440

		40,958,706

Food Products (3.0%)
Danone S.A. (ADR)	919,637	11,909,301

Household Products (1.7%)
Procter & Gamble Co.	86,875	6,797,100

Total Consumer Staples		59,665,107

Energy (2.7%)
Energy Equipment & Services (2.7%)
Schlumberger Ltd.	127,264	10,968,884

Total Energy		10,968,884

Financials (10.3%)
Capital Markets (6.4%)
Greenhill & Co., Inc.	229,675	9,492,468
SEI Investments Co.	331,482	16,252,562

		25,745,030

Consumer Finance (0.8%)
American Express Co.	40,310	3,132,893

Diversified Financial Services (3.1%)
MSCI, Inc.	200,317	12,329,512

Total Financials		41,207,435

Health Care (12.9%)
Biotechnology (1.6%)
Amgen, Inc.	42,474	6,520,609

Health Care Equipment & Supplies (3.9%)
Varian Medical Systems, Inc.*	162,456	13,699,914
Zimmer Biomet Holdings, Inc.	16,699	1,824,032

		15,523,946

Pharmaceuticals (7.4%)
Merck & Co., Inc.	65,162	3,709,673
Novartis AG (ADR)	110,063	10,823,595
Novo Nordisk A/S (ADR)	270,608	14,818,494

		29,351,762

Total Health Care		51,396,317

Industrials (5.7%)
Air Freight & Logistics (5.7%)
Expeditors International of Washington, Inc.	364,167	16,789,920
United Parcel Service, Inc., Class B	63,473	6,151,168

Total Industrials		22,941,088

Information Technology (41.1%)
Communications Equipment (8.7%)
Cisco Systems, Inc.	760,021	20,870,177
QUALCOMM, Inc.	219,886	13,771,460

		34,641,637

Internet Software & Services (12.4%)
Alibaba Group Holding Ltd. (ADR)*	150,079	12,346,999
Facebook, Inc., Class A*	249,516	21,399,740
Google, Inc., Class A*	14,958	8,077,918
Google, Inc., Class C*	14,998	7,806,609

		49,631,266

IT Services (4.8%)
Automatic Data Processing, Inc.	47,804	3,835,315
Visa, Inc., Class A	231,631	15,554,022

		19,389,337

Semiconductors & Semiconductor Equipment (3.9%)
Altera Corp.	12,556	642,867
Analog Devices, Inc.	23,478	1,506,936
ARM Holdings plc (ADR)	242,738	11,959,701
Linear Technology Corp.	34,586	1,529,739

		15,639,243

Software (11.3%)
Autodesk, Inc.*	208,513	10,441,289
FactSet Research Systems, Inc.	66,075	10,737,848
Microsoft Corp.	141,088	6,229,035
Oracle Corp.	441,021	17,773,146

		45,181,318

Total Information Technology		164,482,801

Materials (1.0%)
Metals & Mining (1.0%)
Compass Minerals International, Inc.	46,800	3,844,152

Total Materials		3,844,152

Total Common Stocks (99.6%) (Cost $370,127,343)		398,692,881

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,051,961	1,051,961

Total Short-Term Investments (0.3%) (Cost $1,051,961)		1,051,961

Total Investments (99.9%) (Cost $371,179,304)		399,744,842
Other Assets Less Liabilities (0.1%)		283,263

Net Assets (100%)		$400,028,105

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
China	3.1%
Denmark	3.7
France	3.0
Germany	1.8
Switzerland	2.7
United Kingdom	5.3
United States	80.3
Cash and Other	0.1

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,187,097	$—	$—	$44,187,097
Consumer Staples	59,665,107	—	—	59,665,107
Energy	10,968,884	—	—	10,968,884
Financials	41,207,435	—	—	41,207,435
Health Care	51,396,317	—	—	51,396,317
Industrials	22,941,088	—	—	22,941,088
Information Technology	164,482,801	—	—	164,482,801
Materials	3,844,152	—	—	3,844,152
Short-Term Investments	1,051,961	—	—	1,051,961

Total Assets	$399,744,842	$—	$—	$399,744,842

Total Liabilities	$—	$—	$—	$—

Total	$399,744,842	$—	$—	$399,744,842

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$210,596,361
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,860,130

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,474,004
Aggregate gross unrealized depreciation	(8,269,056)

Net unrealized appreciation	$28,204,948

Federal income tax cost of investments	$371,539,894

For the six months ended June 30, 2015, the Portfolio incurred approximately $126 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $371,179,304)	$399,744,842
Cash	427,836
Dividends, interest and other receivables	190,931
Receivable from Separate Accounts for Trust shares sold	85,149
Other assets	4,077

Total assets	400,452,835

LIABILITIES
Investment management fees payable	254,233
Payable to Separate Accounts for Trust shares redeemed	66,705
Distribution fees payable – Class IB	36,108
Administrative fees payable	33,975
Distribution fees payable – Class IA	5,161
Trustees’ fees payable	574
Accrued expenses	27,974

Total liabilities	424,730

NET ASSETS	$400,028,105

Net assets were comprised of:
Paid in capital	$367,583,578
Accumulated undistributed net investment income (loss)	875,271
Accumulated undistributed net realized gain (loss) on investments	3,003,718
Net unrealized appreciation (depreciation) on investments	28,565,538

Net assets	$400,028,105

Class IA
Net asset value, offering and redemption price per share, $24,229,808 / 4,090,090 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.92

Class IB
Net asset value, offering and redemption price per share, $171,118,005 / 28,751,664 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.95

Class K
Net asset value, offering and redemption price per share, $204,680,292 / 34,513,465 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $82,027 foreign withholding tax)	$2,680,014
Interest	3,681

Total income	2,683,695

EXPENSES
Investment management fees	1,335,878
Distribution fees – Class IB	217,676
Administrative fees	179,588
Distribution fees – Class IA	30,587
Professional fees	23,154
Recoupment fees	10,042
Custodian fees	9,455
Printing and mailing expenses	8,932
Trustees’ fees	3,677
Miscellaneous	3,040

Total expenses	1,822,029

NET INVESTMENT INCOME (LOSS)	861,666

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	2,295,103
Net change in unrealized appreciation (depreciation) on investments	10,204,127

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,499,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,360,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$861,666	$215,394
Net realized gain (loss) on investments	2,295,103	60,076,118
Net change in unrealized appreciation (depreciation) on investments	10,204,127	(45,632,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,360,896	14,659,459

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(26,250)
Class IB	—	(187,275)

	—	(213,525)

Distributions from net realized capital gains
Class IA	—	(7,485,074)
Class IB	—	(53,995,440)

	—	(61,480,514)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(61,694,039)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 439,516 and 458,338 shares, respectively ]	2,631,362	3,487,538
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,304,586 shares, respectively ]	—	7,511,324
Capital shares repurchased [ (542,023) and (670,157) shares, respectively ]	(3,243,565)	(5,068,924)

Total Class IA transactions	(612,203)	5,929,938

Class IB
Capital shares sold [ 541,729 and 724,516 shares, respectively ]	3,249,965	5,504,374
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,365,358 shares, respectively ]	—	54,182,715
Capital shares repurchased [ (2,065,813) and (3,446,377) shares, respectively ]	(12,306,052)	(26,311,102)

Total Class IB transactions	(9,056,087)	33,375,987

Class K†
Capital shares sold [ 34,513,465 and 0 shares, respectively ]	200,000,000	—

Total Class K transactions	200,000,000	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	190,331,710	39,305,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	203,692,606	(7,728,655)
NET ASSETS:
Beginning of period	196,335,499	204,064,154

End of period (a)	$400,028,105	$196,335,499

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$875,271	$13,605

† Class K commenced operations on February 9, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$5.67	$7.61	$6.97	$6.25	$6.11	$5.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.04	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.24	0.59	1.84	0.72	0.14	0.44

Total from investment operations	0.25	0.60	1.88	0.78	0.19	0.49

Less distributions:
Dividends from net investment income	—	(0.01)	(0.07)	(0.06)	(0.05)	(0.05)
Distributions from net realized gains	—	(2.53)	(1.17)	—	—	—

Total dividends and distributions	—	(2.54)	(1.24)	(0.06)	(0.05)	(0.05)

Net asset value, end of period	$5.92	$5.67	$7.61	$6.97	$6.25	$6.11

Total return (b)	4.41%	7.82%	27.32%	12.48%	3.09%	8.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,230	$23,784	$23,596	$24,281	$22,958	$22,437
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14%	1.15%	1.15%	1.15%	0.89%	0.89%
After waivers and fees paid indirectly (a)(f)	1.14%	1.15%	1.12%	1.12%	0.85%	0.86%
Before waivers and fees paid indirectly (a)(f)	1.14%	1.16%	1.15%	1.15%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.30%	0.11%	0.47%	0.81%	0.72%	0.83%
After waivers and fees paid indirectly (a)(f)	0.30%	0.11%	0.51%	0.84%	0.75%	0.86%
Before waivers and fees paid indirectly (a)(f)	0.30%	0.10%	0.47%	0.81%	0.72%	0.83%
Portfolio turnover rate (z)^	5%	39%	51%	46%	52%	55%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,

Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$5.70	$7.64	$6.99	$6.27	$6.12	$5.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.04	0.06	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.24	0.59	1.85	0.72	0.15	0.43

Total from investment operations	0.25	0.60	1.89	0.78	0.18	0.46

Less distributions:
Dividends from net investment income	—	(0.01)	(0.07)	(0.06)	(0.03)	(0.03)
Distributions from net realized gains	—	(2.53)	(1.17)	—	—	—

Total dividends and distributions	—	(2.54)	(1.24)	(0.06)	(0.03)	(0.03)

Net asset value, end of period	$5.95	$5.70	$7.64	$6.99	$6.27	$6.12

Total return (b)	4.39%	7.79%	27.39%	12.44%	2.99%	8.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,118	$172,551	$180,469	$325,822	$318,200	$352,867
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14%	1.15%	1.15%	1.15%	1.14%	1.14%
After waivers and fees paid indirectly (a)(f)	1.14%	1.15%	1.12%	1.11%	1.10%	1.11%
Before waivers and fees paid indirectly (a)(f)	1.14%	1.16%	1.15%	1.15%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.30%	0.11%	0.51%	0.80%	0.47%	0.53%
After waivers and fees paid indirectly (a)(f)	0.30%	0.11%	0.55%	0.83%	0.50%	0.56%
Before waivers and fees paid indirectly (a)(f)	0.30%	0.10%	0.51%	0.80%	0.47%	0.53%
Portfolio turnover rate (z)^	5%	39%	51%	46%	52%	55%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	February 9, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$5.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02
Net realized and unrealized gain (loss) on investments	0.20

Total from investment operations	0.22

Net asset value, end of period	$5.93

Total return (b)	3.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$204,680
Ratio of expenses to average net assets:
After waivers (a)(f)	0.88%
After waivers and fees paid indirectly (a)(f)	0.88%
Before waivers and fees paid indirectly (a)(f)	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.72	%(l)
After waivers and fees paid indirectly (a)(f)	0.72	%(l)
Before waivers and fees paid indirectly (a)(f)	0.72	%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LORD ABBETT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Health Care	31.7%
Information Technology	21.5
Financials	15.5
Consumer Discretionary	12.6
Industrials	8.2
Investment Companies	2.6
Consumer Staples	2.4
Energy	2.4
Materials	1.2
Telecommunication Services	0.9
Utilities	0.5
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB†
Actual (a)	$1,000.00	$1,067.80	$3.78
Actual (b)	1,000.00	1,069.30	2.25
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.50
Class K
Actual	1,000.00	1,088.20	5.43
Hypothetical (5% average return before expenses)	1,000.00	1,019.60	5.25

*    Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by the number of days stated below divided by 365 for Class IB (to reflect the actual number of days in each period).

†    Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015.

(a) For the 103 days from January 1, 2015 through April 13, 2015.

(b) For the 61 days from May 1, 2015 through June 30, 2015.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.5%)
Fox Factory Holding Corp.*	2,788	$44,831
Fuel Systems Solutions, Inc.*	1,822	13,629
Modine Manufacturing Co.*	7,912	84,896
Motorcar Parts of America, Inc.*	2,977	89,578
Quantum Fuel Systems Technologies Worldwide, Inc.*	4,704	10,396
Remy International, Inc.	4,734	104,669
Shiloh Industries, Inc.*	1,391	18,013
Spartan Motors, Inc.	5,610	25,694
Stoneridge, Inc.*	4,646	54,405
Strattec Security Corp.	592	40,670
Superior Industries International, Inc.	3,872	70,896
Sypris Solutions, Inc.	1,893	2,745
Tower International, Inc.*	3,488	90,862

		651,284

Automobiles (0.1%)
Winnebago Industries, Inc.	4,455	105,094

Distributors (0.1%)
AMCON Distributing Co.	60	4,668
Fenix Parts, Inc.*	2,276	22,805
VOXX International Corp.*	3,270	27,076
Weyco Group, Inc.	1,085	32,355

		86,904

Diversified Consumer Services (1.4%)
2U, Inc.*	35,775	1,151,597
American Public Education, Inc.*	2,829	72,762
Ascent Capital Group, Inc., Class A*	2,197	93,900
Bridgepoint Education, Inc.*	2,780	26,577
Cambium Learning Group, Inc.*	2,172	9,274
Career Education Corp.*	11,261	37,161
Carriage Services, Inc.	2,681	64,022
Chegg, Inc.*	12,590	98,706
Collectors Universe, Inc.	1,173	23,390
ITT Educational Services, Inc.*	3,942	15,650
K12, Inc.*	5,574	70,511
Liberty Tax, Inc.	978	24,206
Lincoln Educational Services Corp.	4,132	8,347
National American University Holdings, Inc.	1,544	4,493
Strayer Education, Inc.*	1,811	78,054
Universal Technical Institute, Inc.	3,534	30,392
Weight Watchers International, Inc.*	4,573	22,179

		1,831,221

Hotels, Restaurants & Leisure (3.0%)
Ambassadors Group, Inc.*	1,634	3,987
Ark Restaurants Corp.	329	8,235
Biglari Holdings, Inc.*	274	113,367
BJ’s Restaurants, Inc.*	10,964	531,206
Bravo Brio Restaurant Group, Inc.*	2,517	34,105
Canterbury Park Holding Corp.	304	3,274

Carrols Restaurant Group, Inc.*	5,852	60,861
Century Casinos, Inc.*	3,418	21,533
Chanticleer Holdings, Inc.*	2,038	5,034
Chuy’s Holdings, Inc.*	22,660	607,061
Cosi, Inc.*	6,768	13,604
Del Frisco’s Restaurant Group, Inc.*	3,904	72,731
Denny’s Corp.*	13,951	161,971
Diversified Restaurant Holdings, Inc.*	2,247	8,359
Dover Downs Gaming & Entertainment, Inc.*	3,148	2,928
Dover Motorsports, Inc.	2,635	5,823
Eldorado Resorts, Inc.*	4,652	36,379
Empire Resorts, Inc.*	2,564	13,051
Famous Dave’s of America, Inc.*	736	14,757
Flanigan’s Enterprises, Inc.	129	3,186
Frisch’s Restaurants, Inc.	579	19,437
Full House Resorts, Inc.*	3,119	5,209
Gaming Partners International Corp.*	602	6,086
Good Times Restaurants, Inc.*	1,754	15,453
Habit Restaurants, Inc., Class A*	20,927	654,806
Ignite Restaurant Group, Inc.*	1,299	6,391
Intrawest Resorts Holdings, Inc.*	2,984	34,674
Isle of Capri Casinos, Inc.*	3,653	66,302
Jamba, Inc.*	2,295	35,550
Kona Grill, Inc.*	1,392	27,019
Lakes Entertainment, Inc.*	1,623	14,737
Luby’s, Inc.*	3,329	16,146
Marcus Corp.	3,017	57,866
Monarch Casino & Resort, Inc.*	1,671	34,356
Morgans Hotel Group Co.*	4,530	30,532
Nathan’s Famous, Inc.	529	19,605
Noodles & Co.*	2,090	30,514
Papa Murphy’s Holdings, Inc.*	1,499	31,059
Peak Resorts, Inc.	1,952	13,976
Potbelly Corp.*	3,597	44,063
Rave Restaurant Group, Inc.*	1,090	14,224
RCI Hospitality Holdings, Inc.*	1,683	20,028
Red Lion Hotels Corp.*	2,361	18,085
Ruby Tuesday, Inc.*	10,256	64,305
Ruth’s Hospitality Group, Inc.	5,771	93,028
Town Sports International Holdings, Inc.*	3,593	10,420
Wingstop, Inc.*	1,600	45,440
Zoe’s Kitchen, Inc.*	21,720	889,217

		4,039,980

Household Durables (1.4%)
Bassett Furniture Industries, Inc.	1,774	50,399
Beazer Homes USA, Inc.*	4,541	90,593
Blyth, Inc.*	1,467	9,315
Cavco Industries, Inc.*	1,462	110,293
Century Communities, Inc.*	2,512	50,567
CSS Industries, Inc.	1,588	48,037
Dixie Group, Inc.*	2,539	26,660
Emerson Radio Corp.	2,169	2,516
Flexsteel Industries, Inc.	962	41,453
Green Brick Partners, Inc.*	2,375	26,006
Hooker Furniture Corp.	1,788	44,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hovnanian Enterprises, Inc., Class A*	19,694	$52,386
Installed Building Products, Inc.*	3,277	80,221
iRobot Corp.*	16,013	510,494
LGI Homes, Inc.*	2,316	45,811
Libbey, Inc.	3,603	148,912
Lifetime Brands, Inc.	1,778	26,261
M/I Homes, Inc.*	4,050	99,914
NACCO Industries, Inc., Class A	684	41,560
New Home Co., Inc.*	1,470	25,328
Nova Lifestyle, Inc.*	2,466	4,611
P&F Industries, Inc., Class A*	336	2,869
Skullcandy, Inc.*	3,627	27,819
Stanley Furniture Co., Inc.*	2,200	6,534
Turtle Beach Corp.*	2,025	4,617
UCP, Inc., Class A*	1,305	9,892
Universal Electronics, Inc.*	2,612	130,182
Vuzix Corp.*	2,010	12,040
WCI Communities, Inc.*	2,547	62,121
ZAGG, Inc.*	4,899	38,800

		1,831,108

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	4,131	43,210
Blue Nile, Inc.*	1,963	59,656
CafePress, Inc.*	1,475	6,637
CVSL, Inc.*	2,349	2,819
EVINE Live, Inc.*	8,256	22,209
FTD Cos., Inc.*	3,014	84,965
Gaiam, Inc., Class A*	2,164	14,152
Geeknet, Inc.*	806	16,072
Nutrisystem, Inc.	4,773	118,752
Overstock.com, Inc.*	1,974	44,494
PetMed Express, Inc.	3,357	57,975
U.S. Auto Parts Network, Inc.*	2,480	5,456

		476,397

Leisure Products (0.8%)
Arctic Cat, Inc.	2,135	70,903
Black Diamond, Inc.*	3,791	35,029
Escalade, Inc.	1,636	30,086
JAKKS Pacific, Inc.*	3,145	31,104
Johnson Outdoors, Inc., Class A	834	19,641
LeapFrog Enterprises, Inc.*	11,114	15,560
Malibu Boats, Inc., Class A*	31,002	622,830
Marine Products Corp.	1,749	10,914
Nautilus, Inc.*	5,173	111,271
Smith & Wesson Holding Corp.*	8,875	147,236
Summer Infant, Inc.*	1,806	3,648

		1,098,222

Media (1.9%)
AH Belo Corp., Class A	3,065	17,164
Ballantyne Strong, Inc.*	1,928	9,042
Beasley Broadcast Group, Inc., Class A	737	3,412
Carmike Cinemas, Inc.*	4,042	107,275
Central European Media Enterprises Ltd., Class A*	12,213	26,624
Cumulus Media, Inc., Class A*	23,579	47,865
Daily Journal Corp.*	179	35,175

Emmis Communications Corp., Class A*	5,599	5,599
Entercom Communications Corp., Class A*	4,195	47,907
Entravision Communications Corp., Class A	74,590	613,876
Harte-Hanks, Inc.	7,988	47,608
Hemisphere Media Group, Inc.*	1,661	19,766
IDI, Inc.*	1,494	16,285
Insignia Systems, Inc.*	1,331	3,634
Journal Media Group, Inc.	4,019	33,317
Lee Enterprises, Inc.*	9,044	30,116
Martha Stewart Living Omnimedia, Inc., Class A*	5,057	31,556
McClatchy Co., Class A*	10,109	10,918
New Media Investment Group, Inc.	7,350	131,785
Radio One, Inc., Class D*	4,416	13,999
ReachLocal, Inc.*	2,331	7,343
Reading International, Inc., Class A*	2,746	38,032
Rentrak Corp.*	16,030	1,118,894
Saga Communications, Inc., Class A	589	22,294
Salem Media Group, Inc.	1,868	11,824
SFX Entertainment, Inc.*	7,574	34,007
Sizmek, Inc.*	3,569	25,340
Spanish Broadcasting System, Inc., Class A*	680	4,590
SPAR Group, Inc.*	922	1,199
Townsquare Media, Inc., Class A*	1,146	15,563
Tribune Publishing Co.	4,342	67,475
Value Line, Inc.	183	1,900
You On Demand Holdings, Inc.*	2,860	5,920

		2,607,304

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	2,496	11,532
Fred’s, Inc., Class A	6,129	118,228
Gordmans Stores, Inc.*	1,522	9,330
Tuesday Morning Corp.*	7,276	81,964

		221,054

Specialty Retail (2.3%)
Aeropostale, Inc.*	13,175	21,343
America’s Car-Mart, Inc.*	1,404	69,245
bebe stores, Inc.	4,771	9,542
Big 5 Sporting Goods Corp.	3,015	42,843
Books-A-Million, Inc.*	823	2,354
Boot Barn Holdings, Inc.*	25,424	813,568
Build-A-Bear Workshop, Inc.*	2,347	37,529
Christopher & Banks Corp.*	6,126	24,565
Citi Trends, Inc.*	2,574	62,291
DavidsTea, Inc.*	6,873	147,701
Destination Maternity Corp.	2,296	26,771
Destination XL Group, Inc.*	5,952	29,820
Dover Saddlery, Inc.*	532	4,469
Haverty Furniture Cos., Inc.	3,362	72,686
hhgregg, Inc.*	1,764	5,892
Kirkland’s, Inc.	2,856	79,597
Lumber Liquidators Holdings, Inc.*	4,472	92,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MarineMax, Inc.*	46,813	$1,100,574
New York & Co., Inc.*	4,804	12,875
Pacific Sunwear of California, Inc.*	8,813	10,047
Pep Boys-Manny, Moe & Jack*	8,883	108,994
Perfumania Holdings, Inc.*	980	5,566
Sears Hometown and Outlet Stores, Inc.*	2,001	19,009
Shoe Carnival, Inc.	2,473	71,371
Sportsman’s Warehouse Holdings, Inc.*	2,964	33,701
Stage Stores, Inc.	5,268	92,348
Stein Mart, Inc.	4,843	50,706
Systemax, Inc.*	1,856	16,036
Tandy Leather Factory, Inc.	1,102	9,477
Tilly’s, Inc., Class A*	1,867	18,054
Trans World Entertainment Corp.*	1,507	5,516
West Marine, Inc.*	2,966	28,592
Winmark Corp.	365	35,952

		3,161,649

Textiles, Apparel & Luxury Goods (0.6%)
Charles & Colvard Ltd.*	2,852	4,307
Cherokee, Inc.	1,411	39,762
Crown Crafts, Inc.	1,441	11,528
Culp, Inc.	1,701	52,731
Delta Apparel, Inc.*	1,302	18,619
Lakeland Industries, Inc.*	1,165	13,328
Movado Group, Inc.	2,645	71,838
Perry Ellis International, Inc.*	2,020	48,015
Quiksilver, Inc.*	22,793	15,107
Rocky Brands, Inc.	1,237	23,132
Sequential Brands Group, Inc.*	25,628	391,852
Superior Uniform Group, Inc.	1,228	20,311
Unifi, Inc.*	2,452	82,142
Vera Bradley, Inc.*	3,515	39,614
Vince Holding Corp.*	2,545	30,489

		862,775

Total Consumer Discretionary		16,972,992

Consumer Staples (2.4%)
Beverages (0.1%)
Castle Brands, Inc.*	10,921	15,180
Craft Brew Alliance, Inc.*	1,697	18,769
MGP Ingredients, Inc.	1,761	29,620
Primo Water Corp.*	3,294	18,841
Reed’s, Inc.*	1,609	10,024
Willamette Valley Vineyards, Inc.*	554	3,834

		96,268

Food & Staples Retailing (0.4%)
Chefs’ Warehouse, Inc.*	20,089	426,690
Fairway Group Holdings Corp.*	3,412	12,147
Liberator Medical Holdings, Inc.	5,316	12,067
Natural Grocers by Vitamin Cottage, Inc.*	1,491	36,708
Roundy’s, Inc.*	7,158	23,192
Village Super Market, Inc., Class A	1,179	37,363

		548,167

Food Products (1.6%)
Alico, Inc.	635	28,804
Arcadia Biosciences, Inc.*	1,416	9,020
Boulder Brands, Inc.*	9,065	62,911
Bridgford Foods Corp.*	259	2,590
Calavo Growers, Inc.	24,031	1,247,930
Coffee Holding Co., Inc.*	1,069	5,324
Farmer Bros Co.*	1,280	30,080
Freshpet, Inc.*	22,214	413,180
Golden Enterprises, Inc.	729	2,974
Inventure Foods, Inc.*	3,229	32,774
John B. Sanfilippo & Son, Inc.	1,375	71,363
Landec Corp.*	4,503	64,978
Lifeway Foods, Inc.*	784	15,045
Limoneira Co.	1,900	42,237
Omega Protein Corp.*	3,590	49,363
RiceBran Technologies*	1,273	4,328
Rocky Mountain Chocolate Factory, Inc.	837	11,023
S&W Seed Co.*	1,954	9,536
Seneca Foods Corp., Class A*	1,337	37,128

		2,140,588

Household Products (0.1%)
Central Garden & Pet Co., Class A*	7,007	79,950
Ocean Bio-Chem, Inc.*	595	2,124
Oil-Dri Corp. of America	811	24,638
Orchids Paper Products Co.	1,548	37,261

		143,973

Personal Products (0.2%)
Cyanotech Corp.*	556	5,265
DS Healthcare Group, Inc.*	2,078	5,216
Elizabeth Arden, Inc.*	4,309	61,446
Female Health Co.*	3,837	6,907
Mannatech, Inc.*	359	6,426
Medifast, Inc.*	1,797	58,079
Natural Alternatives International, Inc.*	534	3,025
Natural Health Trends Corp.	1,300	53,898
Nature’s Sunshine Products, Inc.	1,749	24,049
Nutraceutical International Corp.*	1,388	34,339
Synutra International, Inc.*	3,527	25,218
United-Guardian, Inc.	436	8,328

		292,196

Tobacco (0.0%)
22nd Century Group, Inc.*	9,064	8,520
Alliance One International, Inc.*	1,481	35,413

		43,933

Total Consumer Staples		3,265,125

Energy (2.4%)
Energy Equipment & Services (0.8%)
Aspen Aerogels, Inc.*	2,747	18,185
Basic Energy Services, Inc.*	7,048	53,212
CHC Group Ltd.*	5,950	5,299
Dawson Geophysical Co.*	3,547	16,671
Eco-Stim Energy Solutions, Inc.*	613	3,654
ENGlobal Corp.*	3,027	4,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Enservco Corp.*	2,990	$4,485
Era Group, Inc.*	3,389	69,407
Forbes Energy Services Ltd.*	1,946	2,685
Geospace Technologies Corp.*	2,171	50,042
Glori Energy, Inc.*	2,077	2,970
Gulf Island Fabrication, Inc.	2,385	26,640
Gulfmark Offshore, Inc., Class A	4,233	49,103
Independence Contract Drilling, Inc.*	2,727	24,189
ION Geophysical Corp.*	23,335	24,968
Key Energy Services, Inc.*	21,994	39,589
Matrix Service Co.*	4,414	80,688
Mitcham Industries, Inc.*	1,968	8,246
Natural Gas Services Group, Inc.*	2,095	47,808
Nordic American Offshore Ltd.	3,130	25,478
North Atlantic Drilling Ltd.	11,831	14,079
Nuverra Environmental Solutions, Inc.*	2,915	18,277
Paragon Offshore plc	14,038	15,301
Parker Drilling Co.*	20,180	66,998
PHI, Inc. (Non-Voting)*	2,074	62,261
Pioneer Energy Services Corp.*	10,632	67,407
Profire Energy, Inc.*	3,039	3,404
RigNet, Inc.*	2,001	61,171
SAExploration Holdings, Inc.*	827	2,770
Seventy Seven Energy, Inc.*	9,290	39,854
Superior Drilling Products, Inc.*	1,345	3,712
Synthesis Energy Systems, Inc.*	11,758	16,814
Tesco Corp.	6,418	69,956
TETRA Technologies, Inc.*	13,165	83,993
Willbros Group, Inc.*	7,175	9,184

		1,092,586

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	15,499	45,722
Adams Resources & Energy, Inc.	354	15,788
Aemetis, Inc.*	1,750	6,300
Amyris, Inc.*	3,187	6,215
Approach Resources, Inc.*	5,960	40,826
Ardmore Shipping Corp.	2,964	35,894
Bill Barrett Corp.*	8,256	70,919
Callon Petroleum Co.*	10,879	90,513
Centrus Energy Corp., Class A*	1,259	5,200
Cloud Peak Energy, Inc.*	10,094	47,038
Comstock Resources, Inc.	7,878	26,234
Contango Oil & Gas Co.*	2,871	35,227
Dakota Plains Holdings, Inc.*	9,027	10,742
DHT Holdings, Inc.	15,334	119,145
Earthstone Energy, Inc.*	231	4,511
Emerald Oil, Inc.*	662	2,814
Energy Fuels, Inc.*	7,226	32,156
Energy XXI Ltd.	15,574	40,960
Evolution Petroleum Corp.	4,028	26,545
EXCO Resources, Inc.	26,089	30,785
Frontline Ltd.*	17,881	43,630
FX Energy, Inc.*	9,253	8,144
Gastar Exploration, Inc.*	13,403	41,415
Gevo, Inc.*	2,591	8,473
Goodrich Petroleum Corp.*	7,962	14,809
Halcon Resources Corp.*	60,612	70,310
Hallador Energy Co.	1,765	14,720

Harvest Natural Resources, Inc.*	7,164	12,537
Isramco, Inc.*	149	20,565
Jones Energy, Inc., Class A*	4,779	43,250
Lilis Energy, Inc.*	4,048	3,886
Magnum Hunter Resources Corp.*	34,392	64,313
Midstates Petroleum Co., Inc.*	7,114	6,616
Navios Maritime Acquisition Corp.	13,594	48,802
Northern Oil and Gas, Inc.*	10,165	68,817
Pacific Ethanol, Inc.*	4,098	42,291
Panhandle Oil and Gas, Inc., Class A	2,720	56,277
Penn Virginia Corp.*	11,827	51,802
PetroQuest Energy, Inc.*	9,706	19,218
PrimeEnergy Corp.*	85	4,837
Renewable Energy Group, Inc.*	7,256	83,879
Resolute Energy Corp.*	12,779	12,351
REX American Resources Corp.*	1,092	69,495
Rex Energy Corp.*	7,941	44,390
Ring Energy, Inc.*	3,411	38,169
Sanchez Energy Corp.*	8,700	85,260
SandRidge Energy, Inc.*	71,462	62,672
Solazyme, Inc.*	13,235	41,558
Swift Energy Co.*	7,333	14,886
Teekay Tankers Ltd., Class A	13,980	92,408
TransAtlantic Petroleum Ltd.*	4,256	21,748
Triangle Petroleum Corp.*	7,722	38,764
Uranium Energy Corp.*	15,218	24,197
Uranium Resources, Inc.*	3,416	3,214
VAALCO Energy, Inc.*	9,635	20,619
Vertex Energy, Inc.*	2,992	7,091
W&T Offshore, Inc.	5,770	31,620
Westmoreland Coal Co.*	2,963	61,571
Zion Oil & Gas, Inc.*	6,156	11,758

		2,103,896

Total Energy		3,196,482

Financials (15.5%)
Banks (6.9%)
1st Century Bancshares, Inc.*	1,297	9,079
1st Constitution Bancorp*	1,023	11,754
Access National Corp.	1,198	23,289
ACNB Corp.	930	19,353
Ameriana Bancorp	522	11,113
American National Bankshares, Inc.	1,444	34,382
American River Bankshares/California*	1,267	11,808
Ameris Bancorp	5,314	134,391
AmeriServ Financial, Inc.	3,222	10,729
Ames National Corp.	1,529	38,378
Arrow Financial Corp.	1,804	48,762
Auburn National Bancorporation, Inc.	379	9,790
Avenue Financial Holdings, Inc.*	508	6,406
Banc of California, Inc.	5,980	82,225
Bancorp of New Jersey, Inc.	637	7,332
Bancorp, Inc.*	5,576	51,745
Bank of Commerce Holdings	2,258	12,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Bank of Marin Bancorp/California	982	$49,954
Bank of South Carolina Corp.	610	10,095
Bank of the James Financial Group, Inc.	458	5,203
Bankwell Financial Group, Inc.*	892	15,900
Banner Corp.	3,466	166,125
Bar Harbor Bankshares	985	34,899
Bay Bancorp, Inc.*	1,216	6,226
Baylake Corp.	1,304	16,496
BCB Bancorp, Inc.	1,152	14,077
Berkshire Hills Bancorp, Inc.	4,866	138,584
Blue Hills Bancorp, Inc.*	4,656	65,184
BNC Bancorp	4,002	77,359
Bridge Bancorp, Inc.	1,934	51,618
Bridge Capital Holdings*	1,642	48,932
Bryn Mawr Bank Corp.	2,934	88,489
BSB Bancorp, Inc./Massachusetts*	1,352	29,893
C&F Financial Corp.	565	20,933
C1 Financial, Inc.*	981	19,012
Camden National Corp.	1,249	48,336
Capital City Bank Group, Inc.	1,766	26,967
Cardinal Financial Corp.	29,239	637,118
Carolina Financial Corp.	1,049	17,392
Cascade Bancorp*	5,128	26,563
CB Financial Services, Inc.	656	13,054
CenterState Banks, Inc.	7,485	101,122
Central Valley Community Bancorp	1,418	16,775
Century Bancorp, Inc./Massachusetts, Class A	573	23,298
Chemung Financial Corp.	524	13,876
Citizens & Northern Corp.	2,010	41,305
Citizens Holding Co.	592	12,302
Civista Bancshares, Inc.	1,330	14,364
CNB Financial Corp./Pennsylvania	2,398	44,123
Coastway Bancorp, Inc.*	863	9,726
CoBiz Financial, Inc.	6,008	78,525
Codorus Valley Bancorp, Inc.	947	19,158
Colony Bankcorp, Inc.*	950	8,550
Community Bank Shares of Indiana, Inc.	879	24,058
Community Bankers Trust Corp.*	3,556	17,673
Community Financial Corp.	668	14,095
Community Trust Bancorp, Inc.	2,576	89,825
Community West Bancshares	1,011	6,673
CommunityOne Bancorp*	2,059	22,175
ConnectOne Bancorp, Inc.	4,916	105,841
County Bancorp, Inc.	254	4,826
CU Bancorp*	2,759	61,139
Customers Bancorp, Inc.*	4,415	118,719
DNB Financial Corp.	378	9,579
Eastern Virginia Bankshares, Inc.	1,907	12,033
Emclaire Financial Corp.	231	5,445
Enterprise Bancorp, Inc./Massachusetts	1,264	29,628
Enterprise Financial Services Corp.	3,308	75,323
Evans Bancorp, Inc.	683	16,563

Farmers Capital Bank Corp.*	1,239	35,225
Farmers National Banc Corp.	3,007	24,808
Fauquier Bankshares, Inc.	570	9,057
Fidelity Southern Corp.	2,778	48,448
Financial Institutions, Inc.	2,345	58,250
First Bancorp, Inc./Maine	1,757	34,156
First Bancorp/North Carolina	3,296	54,977
First Bancshares, Inc./Massachusetts	803	13,370
First Bank/New Jersey*	1,261	7,566
First Busey Corp.	11,902	78,196
First Business Financial Services, Inc.	711	33,332
First Capital Bancorp, Inc./Virginia	340	1,455
First Community Bancshares, Inc./Virginia	2,791	50,852
First Community Corp./South Carolina	1,073	12,672
First Connecticut Bancorp, Inc./Connecticut	2,685	42,611
First Financial Corp./Indiana	1,833	65,548
First Foundation, Inc.*	1,726	34,089
First Internet Bancorp	746	18,277
First Merchants Corp.	6,234	153,980
First Mid-Illinois Bancshares, Inc.	764	16,426
First NBC Bank Holding Co.*	2,518	90,648
First Northwest Bancorp*	2,203	27,471
First of Long Island Corp.	2,024	56,105
First Security Group, Inc./Tennessee*	11,202	27,445
First South Bancorp, Inc./North Carolina	1,424	11,250
First United Corp.*	1,030	8,920
Flushing Financial Corp.	4,870	102,319
Franklin Financial Network, Inc.*	900	20,646
German American Bancorp, Inc.	2,192	64,554
Great Southern Bancorp, Inc.	1,726	72,734
Green Bancorp, Inc.*	1,678	25,774
Guaranty Bancorp	2,466	40,714
Hampton Roads Bankshares, Inc.*	5,831	12,128
Hanmi Financial Corp.	5,280	131,155
Hawthorn Bancshares, Inc.	746	10,682
Heartland Financial USA, Inc.	2,937	109,315
Heritage Commerce Corp.	3,517	33,798
Heritage Financial Corp./Washington	5,016	89,636
Heritage Oaks Bancorp	3,898	30,677
HomeTrust Bancshares, Inc.*	3,381	56,666
Horizon Bancorp/Indiana	1,526	38,089
Howard Bancorp, Inc.*	504	6,552
Independent Bank Corp./Michigan	3,683	49,941
Independent Bank Group, Inc.	1,603	68,769
Investar Holding Corp.	1,192	18,118
Lakeland Bancorp, Inc.	6,332	75,287
Lakeland Financial Corp.	2,740	118,834
Landmark Bancorp, Inc./Kansas	448	10,868
LCNB Corp.	1,318	21,358
LNB Bancorp, Inc.	1,581	29,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Macatawa Bank Corp.	4,319	$22,891
Mackinac Financial Corp.	705	7,424
MainSource Financial Group, Inc.	3,580	78,581
MBT Financial Corp.*	3,812	21,881
Melrose Bancorp, Inc.*	450	6,332
Mercantile Bank Corp.	2,805	60,055
Merchants Bancshares, Inc./Vermont	808	26,721
Metro Bancorp, Inc.	1,970	51,496
Middleburg Financial Corp.	823	14,814
MidSouth Bancorp, Inc.	1,453	22,173
MidWestOne Financial Group, Inc.	1,291	42,500
Monarch Financial Holdings, Inc.	1,778	22,314
MutualFirst Financial, Inc.	976	22,672
National Bankshares, Inc./Virginia	1,150	33,649
National Commerce Corp.*	993	25,619
NewBridge Bancorp	5,942	53,062
Northrim BanCorp, Inc.	1,136	29,116
Norwood Financial Corp.	447	13,106
Oak Valley Bancorp	1,097	10,811
OFG Bancorp	7,358	78,510
Ohio Valley Banc Corp.	578	13,080
Old Line Bancshares, Inc.	1,371	21,785
Old Point Financial Corp.	506	7,909
Old Second Bancorp, Inc.*	4,882	32,221
Orrstown Financial Services, Inc.	1,242	20,096
Pacific Continental Corp.	3,236	43,783
Pacific Mercantile Bancorp*	2,055	15,597
Pacific Premier Bancorp, Inc.*	3,552	60,242
Palmetto Bancshares, Inc.	752	14,867
Park Sterling Corp.	7,531	54,223
Parke Bancorp, Inc.	750	9,623
Patriot National Bancorp, Inc.*	124	1,932
Peapack-Gladstone Financial Corp.	2,564	56,972
Penns Woods Bancorp, Inc.	796	35,096
Peoples Bancorp of North Carolina, Inc.	686	12,581
Peoples Bancorp, Inc./Ohio	3,029	70,697
Peoples Financial Corp./Mississippi*	571	5,784
Peoples Financial Services Corp.	1,253	49,631
Plumas Bancorp*	699	6,515
Polonia Bancorp, Inc.*	483	6,086
Porter Bancorp, Inc.*	1,405	2,234
Preferred Bank/California	1,942	58,357
Premier Financial Bancorp, Inc.	1,173	18,123
QCR Holdings, Inc.	1,928	41,953
Renasant Corp.	5,214	169,976
Republic Bancorp, Inc./Kentucky, Class A	1,663	42,739
Republic First Bancorp, Inc.*	4,914	17,052
Royal Bancshares of Pennsylvania, Inc., Class A*	3,473	6,946
Salisbury Bancorp, Inc.	359	11,201
Sandy Spring Bancorp, Inc.	4,094	114,550
SB Financial Group, Inc.	759	8,038
Seacoast Banking Corp. of Florida*	3,926	62,031

Select Bancorp, Inc.*	1,417	10,061
ServisFirst Bancshares, Inc.	13,090	491,791
Shore Bancshares, Inc.*	2,093	19,737
Sierra Bancorp	1,981	34,291
Southcoast Financial Corp.*	958	7,741
Southern First Bancshares, Inc.*	902	16,146
Southern National Bancorp of Virginia, Inc.	1,998	22,138
Southside Bancshares, Inc.	4,179	122,152
Southwest Bancorp, Inc./Oklahoma	3,175	59,087
Southwest Georgia Financial Corp.	242	3,388
Square 1 Financial, Inc., Class A*	2,782	76,088
State Bank Financial Corp.	5,898	127,987
Stewardship Financial Corp.	765	4,617
Stock Yards Bancorp, Inc.	2,434	91,981
Stonegate Bank	1,827	54,207
Suffolk Bancorp	1,928	49,472
Summit Financial Group, Inc.	1,346	15,089
Sun Bancorp, Inc./New Jersey*	1,583	30,473
Sunshine Bancorp, Inc.*	695	10,286
Sussex Bancorp	582	7,013
Tompkins Financial Corp.	2,473	132,850
Towne Bank/Virginia	7,503	122,224
TriCo Bancshares	3,765	90,548
TriState Capital Holdings, Inc.*	3,534	45,695
Triumph Bancorp, Inc.*	2,448	32,191
Two River Bancorp	1,176	10,749
Union Bankshares, Inc./Vermont	618	16,148
United Bancorp, Inc./Ohio	833	7,472
United Bancshares, Inc./Ohio	498	7,804
United Security Bancshares, Inc./Alabama	1,007	8,106
United Security Bancshares/California*	1,807	9,107
Unity Bancorp, Inc.	905	8,860
Univest Corp. of Pennsylvania	3,230	65,763
Valley Financial Corp./Virginia	597	12,752
Veritex Holdings, Inc.*	1,097	16,384
Washington Trust Bancorp, Inc.	2,445	96,529
WashingtonFirst Bankshares, Inc.	912	15,331
Wellesley Bank	308	6,083
West Bancorp, Inc.	2,681	53,191
Westbury Bancorp, Inc.*	736	12,755
Wilshire Bancorp, Inc.	11,661	147,278
Xenith Bankshares, Inc.*	1,408	8,462
Yadkin Financial Corp.*	4,154	87,026

		9,404,299

Capital Markets (1.5%)
Actua Corp.*	6,699	95,528
Arlington Asset Investment Corp., Class A	3,613	70,670
Ashford, Inc.*	177	15,447
CIFC Corp.	1,046	8,295
Cowen Group, Inc., Class A*	161,441	1,033,222
Diamond Hill Investment Group, Inc.	494	98,632
FBR & Co.*	1,070	24,760
Fifth Street Asset Management, Inc.	981	10,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

FXCM, Inc., Class A	8,268	$11,988
Hennessy Advisors, Inc.	599	11,291
INTL FCStone, Inc.*	2,487	82,668
Ladenburg Thalmann Financial Services, Inc.*	17,404	60,914
Manning & Napier, Inc.	2,463	24,556
Medley Management, Inc., Class A	1,030	12,195
National Holdings Corp.*	1,628	5,844
Oppenheimer Holdings, Inc., Class A	1,718	45,149
Pzena Investment Management, Inc., Class A	2,081	22,995
RCS Capital Corp., Class A*	8,139	62,345
Safeguard Scientifics, Inc.*	3,447	67,079
Siebert Financial Corp.*	541	952
Silvercrest Asset Management Group, Inc., Class A	1,287	18,095
U.S. Global Investors, Inc., Class A	2,179	6,058
Walter Investment Management Corp.*	6,233	142,549
Westwood Holdings Group, Inc.	1,272	75,773
ZAIS Group Holdings, Inc.*	628	6,845

		2,013,935

Consumer Finance (0.2%)
Asta Funding, Inc.*	1,543	12,930
Atlanticus Holdings Corp.*	1,038	3,664
Consumer Portfolio Services, Inc.*	3,601	22,506
Ezcorp, Inc., Class A*	8,539	63,445
First Marblehead Corp.*	1,582	9,112
Imperial Holdings, Inc.*	3,310	19,165
JG Wentworth Co., Class A*	2,400	22,080
Nicholas Financial, Inc.*	1,262	16,053
QC Holdings, Inc.	760	1,421
Regional Management Corp.*	1,781	31,809

		202,185

Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.	631	6,607
California First National Bancorp	413	5,571
GAIN Capital Holdings, Inc.	5,303	50,697
GWG Holdings, Inc.*	178	1,593
Manhattan Bridge Capital, Inc.	706	3,099
Marlin Business Services Corp.	1,413	23,851
NewStar Financial, Inc.*	4,004	44,044
On Deck Capital, Inc.*	7,049	81,627
PICO Holdings, Inc.*	3,815	56,157
Resource America, Inc., Class A	2,616	22,001
Tiptree Financial, Inc., Class A	4,915	35,634

		330,881

Insurance (1.0%)
1347 Property Insurance Holdings, Inc.*	690	5,624
American Independence Corp.*	146	1,375
AMERISAFE, Inc.	3,128	147,204
Atlantic American Corp.	932	3,374
Atlas Financial Holdings, Inc.*	1,707	33,850
Baldwin & Lyons, Inc., Class B	1,532	35,267

Blue Capital Reinsurance Holdings Ltd.	978	17,575
Citizens, Inc./Texas*	8,105	60,463
Crawford & Co., Class B	4,716	39,756
Donegal Group, Inc., Class A	1,386	21,109
eHealth, Inc.*	2,961	37,575
EMC Insurance Group, Inc.	1,285	32,215
Federated National Holding Co.	2,340	56,628
First Acceptance Corp.*	2,694	8,621
Hallmark Financial Services, Inc.*	2,345	26,686
HCI Group, Inc.	1,414	62,513
Health Insurance Innovations, Inc., Class A*	1,151	5,720
Heritage Insurance Holdings, Inc.*	4,070	93,569
Independence Holding Co.	1,194	15,749
Investors Title Co.	213	15,100
James River Group Holdings Ltd.	1,826	47,239
Kansas City Life Insurance Co.	610	27,883
Kingstone Cos., Inc.	837	6,361
Meadowbrook Insurance Group, Inc.	8,292	71,311
National Interstate Corp.	1,179	32,210
National Security Group, Inc.	225	3,485
Oxbridge Re Holdings Ltd.	718	4,344
Patriot National, Inc.*	1,402	22,432
Phoenix Cos., Inc.*	975	17,784
State National Cos., Inc.	5,145	55,720
Stewart Information Services Corp.	3,784	150,603
Unico American Corp.*	362	3,794
United Insurance Holdings Corp.	2,832	44,009
Universal Insurance Holdings, Inc.	5,286	127,921

		1,335,069

Real Estate Investment Trusts (REITs) (2.5%)
AG Mortgage Investment Trust, Inc. (REIT)	4,682	80,905
Agree Realty Corp. (REIT)	2,908	84,826
American Residential Properties, Inc. (REIT)*	5,326	98,531
Anworth Mortgage Asset Corp. (REIT)	17,327	85,422
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,683	159,092
Apollo Residential Mortgage, Inc. (REIT)	5,311	78,019
Ares Commercial Real Estate Corp. (REIT)	4,508	51,346
Armada Hoffler Properties, Inc. (REIT)	4,273	42,687
Ashford Hospitality Prime, Inc. (REIT)	4,014	60,290
Bluerock Residential Growth REIT, Inc. (REIT)	3,124	39,550
BRT Realty Trust (REIT)*	1,483	10,426
Campus Crest Communities, Inc. (REIT)	10,699	59,273
CareTrust REIT, Inc. (REIT)	5,210	66,011
CatchMark Timber Trust, Inc. (REIT), Class A	6,541	75,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Cedar Realty Trust, Inc. (REIT)	14,121	$90,374
Cherry Hill Mortgage Investment Corp. (REIT)	1,084	17,583
City Office REIT, Inc. (REIT)	2,060	25,544
Community Healthcare Trust, Inc. (REIT)*	1,197	23,042
CorEnergy Infrastructure Trust, Inc. (REIT)	7,704	48,689
Dynex Capital, Inc. (REIT)	9,078	69,174
Ellington Residential Mortgage REIT (REIT)	1,076	15,365
Excel Trust, Inc. (REIT)	10,491	165,443
First Potomac Realty Trust (REIT)	9,724	100,157
Five Oaks Investment Corp. (REIT)	1,896	15,832
Getty Realty Corp. (REIT)	4,230	69,203
Gladstone Commercial Corp. (REIT)	3,442	57,000
Gladstone Land Corp. (REIT)	1,048	10,836
Great Ajax Corp. (REIT)	756	10,720
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	5,362	107,508
Independence Realty Trust, Inc. (REIT)	4,078	30,707
JAVELIN Mortgage Investment Corp. (REIT)	1,993	14,190
Jernigan Capital, Inc. (REIT)*	946	19,223
Monmouth Real Estate Investment Corp. (REIT)	9,805	95,305
National Storage Affiliates Trust (REIT)	3,803	47,157
New York Mortgage Trust, Inc. (REIT)	18,117	135,515
NexPoint Residential Trust, Inc. (REIT)	3,145	42,237
One Liberty Properties, Inc. (REIT)	2,090	44,475
Orchid Island Capital, Inc. (REIT)	3,013	33,776
Owens Realty Mortgage, Inc. (REIT)	1,784	26,796
Preferred Apartment Communities, Inc. (REIT), Class A	3,706	36,875
RAIT Financial Trust (REIT)	13,643	83,359
Resource Capital Corp. (REIT)	22,215	85,972
Rexford Industrial Realty, Inc. (REIT)	9,196	134,078
Silver Bay Realty Trust Corp. (REIT)	6,015	97,984
Sotherly Hotels, Inc. (REIT)	1,624	11,482
Terreno Realty Corp. (REIT)	7,114	140,146
Trade Street Residential, Inc. (REIT)	3,096	20,619
UMH Properties, Inc. (REIT)	3,703	36,289
United Development Funding IV (REIT)	5,059	88,431
Universal Health Realty Income Trust (REIT)	1,926	89,482
Urstadt Biddle Properties, Inc. (REIT), Class A	4,160	77,709

Western Asset Mortgage Capital Corp. (REIT)	6,942	102,533
Whitestone REIT (REIT)	3,842	50,023
ZAIS Financial Corp. (REIT)	1,336	21,603

		3,384,493

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	150	21,643
Altisource Portfolio Solutions S.A.*	2,343	72,141
American Realty Investors, Inc.*	361	1,751
AV Homes, Inc.*	2,041	29,329
Consolidated-Tomoka Land Co.	721	41,558
Farmland Partners, Inc.	1,275	15,173
Forestar Group, Inc.*	5,536	72,854
FRP Holdings, Inc.*	1,134	36,776
Griffin Industrial Realty, Inc.	439	14,066
Intergroup Corp.*	131	2,551
Maui Land & Pineapple Co., Inc.*	1,058	6,009
Stratus Properties, Inc.*	1,082	15,494
Tejon Ranch Co.*	2,263	58,182

		387,527

Thrifts & Mortgage Finance (2.9%)
Alliance Bancorp, Inc. of Pennsylvania	656	14,950
Anchor BanCorp Wisconsin, Inc.*	1,274	48,387
ASB Bancorp, Inc.*	669	14,491
Atlantic Coast Financial Corp.*	2,355	10,480
Bank Mutual Corp.	7,790	59,749
BankFinancial Corp.	3,073	36,200
BBX Capital Corp., Class A*	464	7,535
Bear State Financial, Inc.*	2,188	20,436
Cape Bancorp, Inc.	1,927	18,229
Charter Financial Corp./Maryland	2,771	34,388
Cheviot Financial Corp.	1,100	16,170
Chicopee Bancorp, Inc.	658	10,850
Citizens Community Bancorp, Inc.	834	7,639
Clifton Bancorp, Inc.	4,484	62,731
Dime Community Bancshares, Inc.	5,204	88,156
Eagle Bancorp Montana, Inc.	599	6,457
Elmira Savings Bank	292	5,866
Entegra Financial Corp.*	1,105	19,393
ESSA Bancorp, Inc.	1,339	17,220
Federal Agricultural Mortgage Corp., Class C	1,717	49,896
First Capital, Inc.	456	12,344
First Clover Leaf Financial Corp.	1,029	9,405
First Defiance Financial Corp.	1,546	58,021
First Financial Northwest, Inc.	2,465	30,714
Fox Chase Bancorp, Inc.	1,958	33,129
FS Bancorp, Inc.	558	12,036
Georgetown Bancorp, Inc.	247	4,402
Greene County Bancorp, Inc.	232	6,612
Guaranty Federal Bancshares, Inc.	711	10,466
Hamilton Bancorp, Inc./Maryland*	611	8,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Heritage Financial Group, Inc.	1,530	$46,175
HF Financial Corp.	1,045	15,853
Hingham Institution for Savings	218	25,094
HMN Financial, Inc.*	645	7,605
Home Bancorp, Inc.	1,052	26,553
HomeStreet, Inc.*	25,956	592,316
HopFed Bancorp, Inc.	1,160	13,723
IF Bancorp, Inc.	634	10,480
Impac Mortgage Holdings, Inc.*	1,423	27,236
Jacksonville Bancorp, Inc.	217	5,117
Lake Shore Bancorp, Inc.	266	3,572
Lake Sunapee Bank Group	1,357	19,582
LaPorte Bancorp, Inc.	900	12,195
LendingTree, Inc.*	15,462	1,215,468
Louisiana Bancorp, Inc.	269	6,416
Madison County Financial, Inc.	389	8,165
Malvern Bancorp, Inc.*	1,073	15,923
Meridian Bancorp, Inc.*	9,041	121,240
Meta Financial Group, Inc.	1,148	49,272
Naugatuck Valley Financial Corp.*	1,197	12,712
NMI Holdings, Inc., Class A*	8,260	66,245
Northeast Community Bancorp, Inc.	672	5,013
Ocean Shore Holding Co.	1,026	15,221
OceanFirst Financial Corp.	2,238	41,739
Oconee Federal Financial Corp.	201	3,590
Oneida Financial Corp.	978	20,000
Pathfinder Bancorp, Inc.	592	6,962
Provident Financial Holdings, Inc.	1,273	21,310
Prudential Bancorp, Inc.	1,543	22,374
Pulaski Financial Corp.	1,637	21,150
River Valley Bancorp	351	8,108
Riverview Bancorp, Inc.	3,793	16,234
Security National Financial Corp., Class A*	1,136	7,645
Severn Bancorp, Inc./Maryland*	1,124	5,406
SI Financial Group, Inc.	2,106	24,514
Sound Financial Bancorp, Inc.	404	8,633
Southern Missouri Bancorp, Inc.	949	17,889
Stonegate Mortgage Corp.*	2,418	24,349
Territorial Bancorp, Inc.	1,411	34,231
Timberland Bancorp, Inc./Washington	1,038	10,401
United Community Bancorp	704	9,722
United Community Financial Corp./Ohio	8,184	43,784
United Financial Bancorp, Inc.	8,179	110,008
Walker & Dunlop, Inc.*	4,368	116,800
Waterstone Financial, Inc.	5,040	66,528
Wayne Savings Bancshares, Inc.	428	5,731
Westfield Financial, Inc.	3,073	22,464
Wolverine Bancorp, Inc.	355	8,964
WSFS Financial Corp.	4,657	127,369

		3,861,846

Total Financials		20,920,235

Health Care (31.7%)
Biotechnology (16.1%)
Abeona Therapeutics, Inc.*	1,715	8,678
Acceleron Pharma, Inc.*	17,202	544,271

Actinium Pharmaceuticals, Inc.*	4,998	13,245
Adamas Pharmaceuticals, Inc.*	1,717	45,020
Adaptimmune Therapeutics plc (ADR)*	25,700	471,081
ADMA Biologics, Inc.*	608	5,630
Advaxis, Inc.*	5,002	101,691
Aegerion Pharmaceuticals, Inc.*	4,140	78,536
Affimed N.V.*	2,527	34,039
Agenus, Inc.*	12,614	108,859
Akebia Therapeutics, Inc.*	4,029	41,458
Aldeyra Therapeutics, Inc.*	958	7,434
Amicus Therapeutics, Inc.*	50,842	719,414
Anthera Pharmaceuticals, Inc.*	5,914	50,979
Applied Genetic Technologies Corp.*	1,451	22,258
Ardelyx, Inc.*	1,977	31,573
Argos Therapeutics, Inc.*	1,583	10,844
ArQule, Inc.*	10,006	16,010
Arrowhead Research Corp.*	9,832	70,299
Asterias Biotherapeutics, Inc.*	1,727	7,944
Athersys, Inc.*	13,550	16,395
aTyr Pharma, Inc.*	26,102	483,409
Avalanche Biotechnologies, Inc.*	11,692	189,878
AVEO Pharmaceuticals, Inc.*	9,315	16,208
Bellicum Pharmaceuticals, Inc.*	1,371	29,161
BIND Therapeutics, Inc.*	2,406	13,450
Biocept, Inc.*	2,668	6,803
BioCryst Pharmaceuticals, Inc.*	69,526	1,038,023
BioSpecifics Technologies Corp.*	813	41,951
Biota Pharmaceuticals, Inc.*	5,738	11,878
BioTime, Inc.*	8,628	31,320
Blueprint Medicines Corp.*	38,949	1,031,759
Brainstorm Cell Therapeutics, Inc.*	2,644	9,545
Caladrius Biosciences, Inc.*	7,582	14,178
Calithera Biosciences, Inc.*	1,832	13,080
Cancer Genetics, Inc.*	1,048	12,324
Capricor Therapeutics, Inc.*	410	2,071
Cara Therapeutics, Inc.*	2,761	33,546
CareDx, Inc.*	948	6,162
CASI Pharmaceuticals, Inc.*	2,802	5,016
Catalyst Pharmaceuticals, Inc.*	12,427	51,324
Celator Pharmaceuticals, Inc.*	4,092	9,166
Celladon Corp.*	3,677	4,633
Cellular Biomedicine Group, Inc.*	1,623	60,879
Celsion Corp.*	3,399	7,988
Cerulean Pharma, Inc.*	3,295	15,157
ChemoCentryx, Inc.*	4,594	37,809
Cidara Therapeutics, Inc.*	798	11,188
Coherus Biosciences, Inc.*	42,846	1,238,249
CoLucid Pharmaceuticals, Inc.*	566	5,037
Conatus Pharmaceuticals, Inc.*	2,287	11,778
Concert Pharmaceuticals, Inc.*	2,538	37,791
ContraFect Corp.*	2,355	12,364
Corbus Pharmaceuticals Holdings, Inc.*	3,102	9,554
CorMedix, Inc.*	5,121	19,869
CTI BioPharma Corp.*	27,213	53,065
Curis, Inc.*	18,372	60,811
Cytokinetics, Inc.*	5,767	38,754
CytRx Corp.*	9,146	34,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Dicerna Pharmaceuticals, Inc.*	2,493	$34,777
Dynavax Technologies Corp.*	4,840	113,377
Eleven Biotherapeutics, Inc.*	1,793	5,056
Enanta Pharmaceuticals, Inc.*	2,643	118,909
EPIRUS Biopharmaceuticals, Inc.*	2,808	16,034
Epizyme, Inc.*	34,584	830,016
Exelixis, Inc.*	32,375	121,730
Fate Therapeutics, Inc.*	4,085	26,430
Fibrocell Science, Inc.*	4,068	21,438
Five Prime Therapeutics, Inc.*	32,599	809,759
Flexion Therapeutics, Inc.*	2,294	50,216
Fortress Biotech, Inc.*	5,484	18,426
Foundation Medicine, Inc.*	12,506	423,203
Galectin Therapeutics, Inc.*	3,096	8,452
Galena Biopharma, Inc.*	26,744	45,465
Genocea Biosciences, Inc.*	3,067	42,110
GenVec, Inc.*	2,984	6,087
Geron Corp.*	26,051	111,498
GlycoMimetics, Inc.*	1,613	12,823
GTx, Inc.*	10,904	16,029
Heat Biologics, Inc.*	1,034	6,204
Heron Therapeutics, Inc.*	4,072	126,884
Histogenics Corp.*	979	6,324
Idera Pharmaceuticals, Inc.*	14,143	52,471
Ignyta, Inc.*	35,390	534,035
Immune Design Corp.*	1,868	38,574
Immune Pharmaceuticals, Inc.*	3,245	6,263
Immunomedics, Inc.*	15,936	64,700
Infinity Pharmaceuticals, Inc.*	8,117	88,881
Inotek Pharmaceuticals Corp.*	750	3,675
Inovio Pharmaceuticals, Inc.*	11,859	96,769
Invitae Corp.*	1,215	18,079
IsoRay, Inc.*	9,177	13,582
Karyopharm Therapeutics, Inc.*	3,813	103,752
Kindred Biosciences, Inc.*	2,258	15,400
La Jolla Pharmaceutical Co.*	1,911	46,839
Lion Biotechnologies, Inc.*	7,432	68,151
Loxo Oncology, Inc.*	1,285	23,169
MacroGenics, Inc.*	7,061	214,140
Medgenics, Inc.*	2,837	17,391
MediciNova, Inc.*	3,590	14,181
MEI Pharma, Inc.*	5,076	8,680
Minerva Neurosciences, Inc.*	2,167	12,569
Mirati Therapeutics, Inc.*	18,756	590,251
NanoViricides, Inc.*	6,757	11,690
Navidea Biopharmaceuticals, Inc.*	24,986	40,227
Neothetics, Inc.*	2,251	20,259
NephroGenex, Inc.*	671	4,455
Neuralstem, Inc.*	11,687	22,673
Nivalis Therapeutics, Inc.*	25,303	383,340
Northwest Biotherapeutics, Inc.*	7,728	76,739
Ocata Therapeutics, Inc.*	5,883	31,003
Ohr Pharmaceutical, Inc.*	4,308	10,813
OncoGenex Pharmaceuticals, Inc.*	3,936	9,171
OncoMed Pharmaceuticals, Inc.*	2,794	62,865
Onconova Therapeutics, Inc.*	2,119	5,022
Oncothyreon, Inc.*	16,901	63,210
OpGen, Inc.*	422	1,587

Orexigen Therapeutics, Inc.*	16,909	83,700
Organovo Holdings, Inc.*	13,468	50,774
Osiris Therapeutics, Inc.*	3,161	61,513
Otonomy, Inc.*	2,438	56,050
OvaScience, Inc.*	3,873	112,046
OXiGENE, Inc.*	4,577	6,408
Peregrine Pharmaceuticals, Inc.*	31,271	40,965
Pfenex, Inc.*	2,694	52,264
PharmAthene, Inc.*	9,353	16,835
Progenics Pharmaceuticals, Inc.*	11,506	85,835
Proteon Therapeutics, Inc.*	1,273	22,736
Raptor Pharmaceutical Corp.*	13,287	209,802
Recro Pharma, Inc.*	747	9,651
Regulus Therapeutics, Inc.*	4,668	51,161
Repligen Corp.*	23,191	957,093
Retrophin, Inc.*	17,279	572,799
Rigel Pharmaceuticals, Inc.*	14,595	46,850
Sarepta Therapeutics, Inc.*	20,104	611,765
Seres Therapeutics, Inc.*	11,082	459,903
Sorrento Therapeutics, Inc.*	4,681	82,479
Spark Therapeutics, Inc.*	5,188	312,681
Spectrum Pharmaceuticals, Inc.*	11,076	75,760
Stemline Therapeutics, Inc.*	2,577	30,331
Sunesis Pharmaceuticals, Inc.*	10,320	31,063
Synergy Pharmaceuticals, Inc.*	123,179	1,022,386
Synta Pharmaceuticals Corp.*	15,041	33,541
Synthetic Biologics, Inc.*	8,632	24,601
T2 Biosystems, Inc.*	1,500	24,345
Targacept, Inc.*	4,561	12,725
Tenax Therapeutics, Inc.*	3,534	13,040
TetraLogic Pharmaceuticals Corp.*	1,485	3,475
TG Therapeutics, Inc.*	47,249	783,861
Threshold Pharmaceuticals, Inc.*	10,562	42,670
Tobira Therapeutics, Inc.*	402	6,935
Tokai Pharmaceuticals, Inc.*	1,566	20,828
Tonix Pharmaceuticals Holding Corp.*	2,658	23,842
Tracon Pharmaceuticals, Inc.*	609	6,900
Trevena, Inc.*	4,081	25,547
Trovagene, Inc.*	4,035	40,955
uniQure N.V.*	22,918	618,786
Vanda Pharmaceuticals, Inc.*	6,906	87,637
VBI Vaccines, Inc.*	1,219	3,096
Verastem, Inc.*	52,106	392,879
Vericel Corp.*	3,909	13,955
Versartis, Inc.*	3,717	56,573
Viking Therapeutics, Inc.*	327	2,335
Vitae Pharmaceuticals, Inc.*	2,190	31,536
Vital Therapies, Inc.*	2,769	58,426
XBiotech, Inc.*	667	12,059
Xencor, Inc.*	29,653	651,476
XOMA Corp.*	15,077	58,499
Zafgen, Inc.*	21,011	727,611

		21,701,695

Health Care Equipment & Supplies (7.8%)
Accuray, Inc.*	13,045	87,923
Alliqua BioMedical, Inc.*	2,957	15,583
Alphatec Holdings, Inc.*	10,533	14,536
AngioDynamics, Inc.*	4,158	68,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Anika Therapeutics, Inc.*	2,417	$79,834
Antares Pharma, Inc.*	25,558	53,161
Atossa Genetics, Inc.*	3,682	4,161
AtriCure, Inc.*	52,266	1,287,834
Atrion Corp.	234	91,801
Avinger, Inc.*	995	12,845
AxoGen, Inc.*	3,654	11,474
Bellerophon Therapeutics, Inc.*	846	6,709
Biolase, Inc.*	8,196	14,261
Bovie Medical Corp.*	3,974	11,087
Capnia, Inc.*	326	916
Cardiovascular Systems, Inc.*	23,582	623,744
CAS Medical Systems, Inc.*	4,283	5,482
Cerus Corp.*	15,736	81,670
Chembio Diagnostics, Inc.*	1,590	7,807
Cogentix Medical, Inc.*	3,962	6,418
Corindus Vascular Robotics, Inc.*	3,685	12,934
CryoLife, Inc.	4,227	47,681
Cutera, Inc.*	2,384	36,904
Cynosure, Inc., Class A*	3,661	141,241
CytoSorbents Corp.*	2,413	14,816
Derma Sciences, Inc.*	3,714	26,592
Endologix, Inc.*	30,232	463,759
Entellus Medical, Inc.*	30,280	783,344
EnteroMedics, Inc.*	10,775	6,680
ERBA Diagnostics, Inc.*	1,321	2,893
Exactech, Inc.*	1,678	34,953
Fonar Corp.*	986	10,427
GenMark Diagnostics, Inc.*	6,925	62,740
Glaukos Corp.*	13,157	381,290
Inogen, Inc.*	27,270	1,216,242
Invacare Corp.	5,338	115,461
InVivo Therapeutics Holdings Corp.*	4,381	70,753
iRadimed Corp.*	464	10,797
Iridex Corp.*	1,153	9,512
K2M Group Holdings, Inc.*	14,668	352,325
Kewaunee Scientific Corp.	362	5,951
LDR Holding Corp.*	20,007	865,303
LeMaitre Vascular, Inc.	1,967	23,722
Lombard Medical, Inc.*	2,008	8,855
Medovex Corp.*	222	866
Merit Medical Systems, Inc.*	7,264	156,467
Misonix, Inc.*	951	9,034
Nevro Corp.*	7,076	380,335
NxStage Medical, Inc.*	27,872	398,152
OncoSec Medical, Inc.*	2,042	12,926
OraSure Technologies, Inc.*	9,327	50,273
Orthofix International N.V.*	3,094	102,473
Oxford Immunotec Global plc*	3,320	45,982
Perseon Corp.*	1	2
PhotoMedex, Inc.*	2,769	3,766
Presbia plc*	609	5,006
Retractable Technologies, Inc.*	1,806	6,863
Rockwell Medical, Inc.*	8,298	133,764
Roka Bioscience, Inc.*	1,027	2,670
RTI Surgical, Inc.*	9,525	61,532
Second Sight Medical Products, Inc.*	1,952	26,567
Sientra, Inc.*	31,082	784,199
Span-America Medical Systems, Inc.	364	6,705

STAAR Surgical Co.*	6,420	62,017
Stereotaxis, Inc.*	3,086	4,444
Sunshine Heart, Inc.*	3,109	10,726
SurModics, Inc.*	2,156	50,494
Symmetry Surgical, Inc.*	1,688	14,719
Synergetics USA, Inc.*	4,204	19,759
Tandem Diabetes Care, Inc.*	2,916	31,609
TearLab Corp.*	4,962	10,023
TransEnterix, Inc.*	5,729	17,187
TriVascular Technologies, Inc.*	1,587	8,490
Unilife Corp.*	19,177	41,231
Utah Medical Products, Inc.	621	37,030
Vascular Solutions, Inc.*	2,842	98,674
Veracyte, Inc.*	2,228	24,820
Vermillion, Inc.*	3,376	6,988
Zeltiq Aesthetics, Inc.*	25,809	760,591
Zosano Pharma Corp.*	799	5,793

		10,582,789

Health Care Providers & Services (2.5%)
AAC Holdings, Inc.*	24,120	1,050,667
Aceto Corp.	4,826	118,864
AdCare Health Systems, Inc.	2,632	9,107
Addus HomeCare Corp.*	1,064	29,643
Alliance HealthCare Services, Inc.*	850	15,887
Almost Family, Inc.*	1,188	47,413
BioScrip, Inc.*	11,287	40,972
BioTelemetry, Inc.*	4,438	41,850
Civitas Solutions, Inc.*	1,938	41,338
Cross Country Healthcare, Inc.*	5,304	67,255
Digirad Corp.	3,146	13,654
Diversicare Healthcare Services, Inc.	556	7,172
Five Star Quality Care, Inc.*	7,071	33,941
Genesis Healthcare, Inc.*	6,056	39,970
HealthEquity, Inc.*	22,014	705,549
Healthways, Inc.*	5,114	61,266
InfuSystems Holdings, Inc.*	3,392	10,820
Joint Corp.*	907	9,233
Landauer, Inc.	1,577	56,204
LHC Group, Inc.*	2,146	82,085
National Research Corp., Class A	1,643	23,347
Nobilis Health Corp.*	5,259	35,761
PharMerica Corp.*	5,017	167,066
Providence Service Corp.*	2,257	99,940
Psychemedics Corp.	874	12,961
RadNet, Inc.*	5,688	38,053
Sharps Compliance Corp.*	2,141	14,880
Teladoc, Inc.*	15,800	300,200
Triple-S Management Corp., Class B*	3,989	102,358
Trupanion, Inc.*	2,687	22,141
U.S. Physical Therapy, Inc.	2,044	111,929
USMD Holdings, Inc.*	184	1,560

		3,413,086

Health Care Technology (0.8%)
Computer Programs & Systems, Inc.	1,864	99,575
Connecture, Inc.*	1,123	11,859
Evolent Health, Inc., Class A*	33,137	646,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

HealthStream, Inc.*	4,163	$126,638
HTG Molecular Diagnostics, Inc.*	593	6,612
Icad, Inc.*	2,276	7,374
Imprivata, Inc.*	1,499	24,524
Merge Healthcare, Inc.*	11,420	54,816
Simulations Plus, Inc.	1,689	10,590
Streamline Health Solutions, Inc.*	3,091	8,655
Vocera Communications, Inc.*	4,240	48,548

		1,045,362

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*	12,763	139,372
Albany Molecular Research, Inc.*	4,121	83,327
Enzo Biochem, Inc.*	6,318	19,143
Fluidigm Corp.*	21,974	531,771
Harvard Bioscience, Inc.*	5,488	31,281
NanoString Technologies, Inc.*	2,105	32,459
NeoGenomics, Inc.*	8,822	47,727
Pacific Biosciences of California, Inc.*	72,620	418,291
pSivida Corp.*	4,488	16,920
Sequenom, Inc.*	19,540	59,402
Transgenomic, Inc.*	2,034	3,397

		1,383,090

Pharmaceuticals (3.5%)
AcelRx Pharmaceuticals, Inc.*	5,681	24,087
Achaogen, Inc.*	2,981	17,975
Adamis Pharmaceuticals Corp.*	2,253	9,463
Aerie Pharmaceuticals, Inc.*	3,390	59,834
Agile Therapeutics, Inc.*	1,717	14,749
Alimera Sciences, Inc.*	5,026	23,170
Amphastar Pharmaceuticals, Inc.*	5,241	92,137
Ampio Pharmaceuticals, Inc.*	7,374	17,476
ANI Pharmaceuticals, Inc.*	1,302	80,789
Aoxing Pharmaceutical Co., Inc.*	6,274	10,980
Apricus Biosciences, Inc.*	8,348	14,275
Aradigm Corp.*	1,466	10,819
Aratana Therapeutics, Inc.*	4,895	74,012
Assembly Biosciences, Inc.*	2,362	45,492
Biodel, Inc.*	10,113	10,416
BioDelivery Sciences International, Inc.*	7,644	60,846
Bio-Path Holdings, Inc.*	14,834	17,059
Carbylan Therapeutics, Inc.*	2,028	14,500
Collegium Pharmaceutical, Inc.*	1,102	19,660
ContraVir Pharmaceuticals, Inc.*	3,663	18,608
Corcept Therapeutics, Inc.*	10,220	61,422
Corium International, Inc.*	1,431	19,590
Cumberland Pharmaceuticals, Inc.*	1,743	12,462
Cymabay Therapeutics, Inc.*	2,239	6,023
Depomed, Inc.*	34,210	734,147
Dermira, Inc.*	2,115	37,118
Dipexium Pharmaceuticals, Inc.*	678	8,624
Durect Corp.*	18,557	44,351
Egalet Corp.*	1,521	21,948
Endocyte, Inc.*	6,199	32,173
Evoke Pharma, Inc.*	489	2,557
Flex Pharma, Inc.*	899	15,463
Foamix Pharmaceuticals Ltd.*	3,731	38,243
Heska Corp.*	940	27,909

IGI Laboratories, Inc.*	6,826	43,004
Imprimis Pharmaceuticals, Inc.*	1,081	8,789
Intersect ENT, Inc.*	43,829	1,254,824
Intra-Cellular Therapies, Inc.*	3,580	114,381
Jaguar Animal Health, Inc.*	469	2,261
Juniper Pharmaceuticals, Inc.*	1,788	16,360
KemPharm, Inc.*	921	16,919
Lipocine, Inc.*	2,540	21,793
Marinus Pharmaceuticals, Inc.*	777	9,013
Ocera Therapeutics, Inc.*	2,122	8,064
Ocular Therapeutix, Inc.*	2,151	45,236
Omeros Corp.*	6,248	112,402
Pain Therapeutics, Inc.*	6,494	11,235
Paratek Pharmaceuticals, Inc.	2,012	51,849
Pernix Therapeutics Holdings, Inc.*	7,199	42,618
POZEN, Inc.*	4,792	49,406
Repros Therapeutics, Inc.*	4,001	28,607
Revance Therapeutics, Inc.*	23,785	760,644
SciClone Pharmaceuticals, Inc.*	8,207	80,593
SCYNEXIS, Inc.*	1,905	16,745
Sucampo Pharmaceuticals, Inc., Class A*	4,104	67,429
Supernus Pharmaceuticals, Inc.*	5,667	96,226
Theravance Biopharma, Inc.*	4,213	54,853
VIVUS, Inc.*	17,170	40,521
XenoPort, Inc.*	9,693	59,418
Zogenix, Inc.*	25,352	42,591

		4,754,158

Total Health Care		42,880,180

Industrials (8.2%)
Aerospace & Defense (0.9%)
Aerovironment, Inc.*	3,251	84,786
Air Industries Group	1,212	12,302
American Science & Engineering, Inc.	1,217	53,317
API Technologies Corp.*	3,708	9,307
Arotech Corp.*	3,606	8,690
Astronics Corp.*	10,436	739,808
Astrotech Corp.*	2,459	6,664
Breeze-Eastern Corp.*	667	7,671
CPI Aerostructures, Inc.*	1,422	14,234
Ducommun, Inc.*	1,827	46,899
Innovative Solutions & Support, Inc.*	2,181	7,197
KEYW Holding Corp.*	5,533	51,568
Kratos Defense & Security Solutions, Inc.*	7,486	47,162
LMI Aerospace, Inc.*	1,798	17,998
National Presto Industries, Inc.	804	64,577
SIFCO Industries, Inc.	440	6,556
Sparton Corp.*	1,639	44,778
Vectrus, Inc.*	1,736	43,174

		1,266,688

Air Freight & Logistics (1.0%)
Air T., Inc.*	295	6,183
Air Transport Services Group, Inc.*	8,715	91,421
Echo Global Logistics, Inc.*	35,806	1,169,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Park-Ohio Holdings Corp.	1,450	$70,267
Radiant Logistics, Inc.*	4,446	32,500

		1,369,795

Airlines (0.1%)
Republic Airways Holdings, Inc.*	8,401	77,121

Building Products (0.9%)
Alpha Pro Tech Ltd.*	2,302	5,156
American Woodmark Corp.*	2,119	116,227
Builders FirstSource, Inc.*	53,670	689,123
Gibraltar Industries, Inc.*	5,120	104,294
Insteel Industries, Inc.	3,047	56,979
Patrick Industries, Inc.*	2,099	79,848
PGT, Inc.*	7,903	114,673
Quanex Building Products Corp.	5,587	119,729
Tecogen, Inc.*	1,409	5,749

		1,291,778

Commercial Services & Supplies (1.3%)
Acme United Corp.	365	6,606
AMREP Corp.*	548	2,795
ARC Document Solutions, Inc.*	6,788	51,657
Casella Waste Systems, Inc., Class A*	6,538	36,678
CECO Environmental Corp.	3,545	40,165
Cenveo, Inc.*	9,728	20,623
Civeo Corp.	17,716	54,388
Ecology and Environment, Inc., Class A	445	4,637
Ennis, Inc.	4,267	79,324
Fuel Tech, Inc.*	2,615	5,727
Heritage-Crystal Clean, Inc.*	2,072	30,458
Hudson Technologies, Inc.*	4,250	14,832
InnerWorkings, Inc.*	6,112	40,767
Intersections, Inc.*	1,265	3,884
Kimball International, Inc., Class B	5,659	68,813
MagneGas Corp.*	4,877	5,852
NL Industries, Inc.*	1,236	9,159
Performant Financial Corp.*	5,708	18,494
Perma-Fix Environmental Services*	2,033	7,746
Quest Resource Holding Corp.*	4,205	4,541
SP Plus Corp.*	2,761	72,090
Team, Inc.*	3,427	137,937
TRC Cos., Inc.*	2,817	28,593
U.S. Ecology, Inc.	18,478	900,248
Versar, Inc.*	1,471	5,796
Viad Corp.	3,316	89,897
Virco Manufacturing Corp.*	2,529	7,208
Wilhelmina International, Inc.*	233	1,316

		1,750,231

Construction & Engineering (0.5%)
Ameresco, Inc., Class A*	3,276	25,061
Argan, Inc.	2,140	86,306
Comfort Systems USA, Inc.	6,161	141,395
Furmanite Corp.*	6,272	50,929
Goldfield Corp.*	4,451	7,389
Great Lakes Dredge & Dock Corp.*	9,995	59,570

HC2 Holdings, Inc.*	3,237	28,971
Integrated Electrical Services, Inc.*	1,366	9,699
Layne Christensen Co.*	3,225	28,864
MYR Group, Inc.*	3,454	106,936
Northwest Pipe Co.*	1,590	32,388
NV5 Holdings, Inc.*	839	20,354
Orion Marine Group, Inc.*	4,618	33,342
Sterling Construction Co., Inc.*	3,098	12,392

		643,596

Electrical Equipment (0.4%)
Active Power, Inc.*	3,347	6,728
Allied Motion Technologies, Inc.	1,031	23,156
American Electric Technologies, Inc.*	793	4,044
American Superconductor Corp.*	1,959	10,246
Blue Earth, Inc.*	10,160	11,074
Broadwind Energy, Inc.*	2,493	10,570
Energous Corp.*	1,798	13,845
Energy Focus, Inc.*	1,049	9,168
Enphase Energy, Inc.*	4,549	34,618
Espey Manufacturing & Electronics Corp.	333	8,658
FuelCell Energy, Inc.*	41,471	40,513
Global Power Equipment Group, Inc.	2,817	21,860
Ideal Power, Inc.*	1,480	12,417
LSI Industries, Inc.	3,569	33,334
Magnetek, Inc.*	583	20,061
Orion Energy Systems, Inc.*	4,509	11,318
Plug Power, Inc.*	28,625	70,131
Powell Industries, Inc.	1,503	52,861
Power Solutions International, Inc.*	769	41,541
PowerSecure International, Inc.*	3,699	54,597
Preformed Line Products Co.	437	16,484
Revolution Lighting Technologies, Inc.*	8,107	9,404
SL Industries, Inc.*	477	18,417
TCP International Holdings Ltd.*	1,271	5,351
Ultralife Corp.*	1,959	8,208
Vicor Corp.*	2,730	33,279

		581,883

Machinery (1.1%)
Accuride Corp.*	6,510	25,063
Adept Technology, Inc.*	1,953	14,062
Alamo Group, Inc.	1,597	87,260
ARC Group Worldwide, Inc.*	1,503	7,966
Blount International, Inc.	8,028	87,666
Blue Bird Corp.*	842	10,938
Columbus McKinnon Corp.	3,318	82,950
Commercial Vehicle Group, Inc.*	4,972	35,848
Douglas Dynamics, Inc.	3,695	79,369
Dynamic Materials Corp.	2,349	25,839
Eastern Co.	1,027	19,020
Energy Recovery, Inc.*	5,714	15,656
ExOne Co.*	1,734	19,247
Federal Signal Corp.	10,347	154,274
FreightCar America, Inc.	2,037	42,533
Gencor Industries, Inc.*	889	8,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Global Brass & Copper Holdings, Inc.	3,542	$60,249
Graham Corp.	1,675	34,321
Hardinge, Inc.	2,141	21,089
Hurco Cos., Inc.	1,079	37,355
Jason Industries, Inc.*	2,925	19,919
Kadant, Inc.	1,813	85,574
Key Technology, Inc.*	833	10,996
L.B. Foster Co., Class A	1,709	59,148
L.S. Starrett Co., Class A	1,160	17,400
Lydall, Inc.*	2,821	83,389
Manitex International, Inc.*	2,472	18,886
MFRI, Inc.*	1,069	6,467
Miller Industries, Inc.	1,864	37,187
NN, Inc.	3,163	80,720
Omega Flex, Inc.	476	17,926
PMFG, Inc.*	3,523	22,653
Supreme Industries, Inc., Class A	2,036	17,448
Tecumseh Products Co.*	3,083	7,615
Titan International, Inc.	7,142	76,705
Twin Disc, Inc.	1,383	25,779
Xerium Technologies, Inc.*	1,842	33,524

		1,490,638

Marine (0.2%)
Baltic Trading Ltd.	8,376	13,402
Eagle Bulk Shipping, Inc.*	3,650	25,440
Golden Ocean Group Ltd.	11,103	42,747
International Shipholding Corp.	1,025	6,540
Navios Maritime Holdings, Inc.	13,443	50,008
Pangaea Logistics Solutions Ltd.*	1,010	3,262
Rand Logistics, Inc.*	2,713	8,790
Safe Bulkers, Inc.	6,429	20,701
Scorpio Bulkers, Inc.*	29,824	48,613
Ultrapetrol Bahamas Ltd.*	3,454	3,903

		223,406

Professional Services (1.2%)
Acacia Research Corp.	8,426	73,896
Barrett Business Services, Inc.	1,179	42,821
CBIZ, Inc.*	8,147	78,537
CDI Corp.	2,375	30,875
CRA International, Inc.*	1,518	42,307
CTPartners Executive Search, Inc.*†	1,249	1,711
Franklin Covey Co.*	2,024	41,067
General Employment Enterprises, Inc.*	1,373	1,329
GP Strategies Corp.*	2,155	71,632
Heidrick & Struggles International, Inc.	3,025	78,892
Hill International, Inc.*	6,047	31,807
Hudson Global, Inc.*	4,154	9,513
Kelly Services, Inc., Class A	4,903	75,261
Luna Innovations, Inc.*	4,317	4,447
Marathon Patent Group, Inc.*	2,026	5,875
Mastech Holdings, Inc.*	264	2,352
Mistras Group, Inc.*	2,759	52,366
Paylocity Holding Corp.*	20,090	720,226
Pendrell Corp.*	27,623	37,844
RCM Technologies, Inc.	1,691	9,571
Resources Connection, Inc.	6,209	99,903

Volt Information Sciences, Inc.*	1,565	15,196
VSE Corp.	681	36,440
Willdan Group, Inc.*	1,116	12,477

		1,576,345

Road & Rail (0.3%)
Celadon Group, Inc.	4,511	93,287
Covenant Transportation Group, Inc., Class A*	1,933	48,441
P.A.M. Transportation Services, Inc.*	500	29,025
Patriot Transportation Holding, Inc.*	392	9,663
Providence and Worcester Railroad Co.	616	10,681
Quality Distribution, Inc.*	4,645	71,812
Universal Truckload Services, Inc.	1,365	29,975
USA Truck, Inc.*	1,618	34,350
YRC Worldwide, Inc.*	5,418	70,326

		397,560

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.*	6,552	6,290
CAI International, Inc.*	2,848	58,640
DXP Enterprises, Inc.*	2,077	96,580
Empire Resources, Inc.	865	3,503
Erickson, Inc.*	1,049	4,553
General Finance Corp.*	1,615	8,430
Houston Wire & Cable Co.	2,837	28,143
Huttig Building Products, Inc.*	3,654	11,474
Lawson Products, Inc.*	956	22,447
Neff Corp., Class A*	1,746	17,617
Real Industry, Inc.*	4,042	45,877
Stock Building Supply Holdings, Inc.*	2,441	47,722
Titan Machinery, Inc.*	2,863	42,172
Transcat, Inc.*	1,113	10,518
Willis Lease Finance Corp.*	871	16,000

		419,966

Total Industrials		11,089,007

Information Technology (21.5%)
Communications Equipment (1.7%)
Aerohive Networks, Inc.*	3,855	26,908
Alliance Fiber Optic Products, Inc.	2,393	44,390
Applied Optoelectronics, Inc.*	26,445	459,085
Aviat Networks, Inc.*	8,874	11,181
Bel Fuse, Inc., Class B	1,709	35,069
Black Box Corp.	2,542	50,840
CalAmp Corp.*	5,976	109,122
Calix, Inc.*	7,331	55,789
Clearfield, Inc.*	1,866	29,688
ClearOne, Inc.	1,053	13,589
Communications Systems, Inc.	1,251	13,148
Comtech Telecommunications Corp.	2,680	77,854
Digi International, Inc.*	4,102	39,174
Emcore Corp.*	4,128	24,851
Extreme Networks, Inc.*	16,533	44,474
Harmonic, Inc.*	14,591	99,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Infosonics Corp.*	1,624	$4,320
KVH Industries, Inc.*	2,654	35,696
Meru Networks, Inc.*	3,560	5,767
MRV Communications, Inc.*	896	10,931
Network-1 Technologies, Inc.*	1,906	3,259
Novatel Wireless, Inc.*	6,217	20,205
Numerex Corp., Class A*	2,465	21,051
Oclaro, Inc.*	16,151	36,501
PC-Tel, Inc.	3,101	22,265
RELM Wireless Corp.*	1,523	7,508
Ruckus Wireless, Inc.*	46,188	477,584
ShoreTel, Inc.*	10,646	72,180
Sierra Wireless, Inc.*	15,193	377,698
Sonus Networks, Inc.*	8,167	56,516
TESSCO Technologies, Inc.	992	19,652
Westell Technologies, Inc., Class A*	7,369	7,295
Zhone Technologies, Inc.*	4,377	9,805

		2,323,052

Electronic Equipment, Instruments & Components (1.0%)
Agilysys, Inc.*	2,530	23,225
Applied DNA Sciences, Inc.*	3,022	9,368
Checkpoint Systems, Inc.	6,962	70,873
ClearSign Combustion Corp.*	1,823	9,862
Control4 Corp.*	3,437	30,555
CPS Technologies Corp.*	1,140	2,668
CTS Corp.	5,484	105,677
CUI Global, Inc.*	3,470	17,558
Daktronics, Inc.	6,344	75,240
Digital Ally, Inc.*	547	7,571
DTS, Inc.*	2,917	88,939
Electro Rent Corp.	2,743	29,789
Electro Scientific Industries, Inc.	4,254	22,419
eMagin Corp.*	2,655	7,009
Frequency Electronics, Inc.*	1,117	12,600
GSI Group, Inc.*	5,674	85,280
ID Systems, Inc.*	2,023	12,340
Identiv, Inc.*	1,563	9,206
IEC Electronics Corp.*	1,534	6,903
IntriCon Corp.*	836	6,120
Iteris, Inc.*	4,426	7,834
Kemet Corp.*	7,661	22,064
Key Tronic Corp.*	1,775	19,294
Kimball Electronics, Inc.*	4,812	70,207
LoJack Corp.*	3,183	10,981
LRAD Corp.*	5,620	11,184
Maxwell Technologies, Inc.*	4,921	29,378
Mercury Systems, Inc.*	5,638	82,540
Mesa Laboratories, Inc.	475	42,228
MicroVision, Inc.*	7,598	22,794
MOCON, Inc.	960	15,312
Multi-Fineline Electronix, Inc.*	1,498	32,746
Napco Security Technologies, Inc.*	2,013	11,535
Neonode, Inc.*	5,517	16,275
PAR Technology Corp.*	1,660	8,151
Park Electrochemical Corp.	3,371	64,588
PC Connection, Inc.	1,757	43,468
PCM, Inc.*	1,588	15,928
Perceptron, Inc.*	1,521	16,062
Planar Systems, Inc.*	3,733	16,276

RadiSys Corp.*	6,050	15,488
Research Frontiers, Inc.*	3,463	18,492
RF Industries Ltd.	1,228	5,219
Richardson Electronics Ltd.	1,902	15,368
SigmaTron International, Inc.*	683	6,215
Uni-Pixel, Inc.*	2,338	6,009
Vishay Precision Group, Inc.*	2,085	31,400
Wayside Technology Group, Inc.	646	12,804
Wireless Telecom Group, Inc.*	3,082	6,688

		1,309,730

Internet Software & Services (5.8%)
Amber Road, Inc.*	2,915	20,463
Angie’s List, Inc.*	7,232	44,549
Apigee Corp.*	31,580	313,589
ARI Network Services, Inc.*	2,185	6,839
Autobytel, Inc.*	1,480	23,665
Bazaarvoice, Inc.*	10,064	59,277
Benefitfocus, Inc.*	19,129	838,807
Blucora, Inc.*	6,756	109,109
Brightcove, Inc.*	5,372	36,852
Carbonite, Inc.*	2,987	35,277
Care.com, Inc.*	3,153	18,666
ChannelAdvisor Corp.*	3,580	42,781
Cvent, Inc.*	18,758	483,581
Demand Media, Inc.*	1,923	12,230
DHI Group, Inc.*	7,337	65,226
EarthLink Holdings Corp.	17,013	127,427
eGain Corp.*	2,729	13,672
Everyday Health, Inc.*	3,562	45,522
Five9, Inc.*	3,905	20,423
Global Sources Ltd.*	2,544	17,681
GTT Communications, Inc.*	4,031	96,220
Hortonworks, Inc.*	19,529	494,474
Internap Corp.*	9,095	84,129
Intralinks Holdings, Inc.*	6,632	78,987
Inuvo, Inc.*	3,306	10,116
iPass, Inc.*	9,192	9,652
Limelight Networks, Inc.*	10,082	39,723
Liquidity Services, Inc.*	3,954	38,077
LiveDeal, Inc.*	1,825	4,617
LivePerson, Inc.*	9,410	92,312
Marchex, Inc., Class B	5,343	26,448
Marin Software, Inc.*	4,936	33,269
MaxPoint Interactive, Inc.*	1,131	9,139
MeetMe, Inc.*	6,254	10,632
Millennial Media, Inc.*	19,732	31,966
Monster Worldwide, Inc.*	15,091	98,695
Onvia, Inc.*	700	2,982
OPOWER, Inc.*	4,314	49,654
Professional Diversity Network, Inc.*	779	1,613
Q2 Holdings, Inc.*	23,053	651,247
QuinStreet, Inc.*	5,867	37,842
Qumu Corp.*	1,537	12,665
RealNetworks, Inc.*	3,871	20,942
Reis, Inc.	1,397	30,986
Remark Media, Inc.*	1,620	6,561
Rightside Group Ltd.*	2,351	15,916
Rocket Fuel, Inc.*	4,351	35,678
SciQuest, Inc.*	4,535	67,163
Selectica, Inc.*	999	5,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SMTP, Inc.	527	$3,072
Spark Networks, Inc.*	3,083	9,465
Stamps.com, Inc.*	7,161	526,835
Support.com, Inc.*	8,982	12,665
Synacor, Inc.*	3,846	6,192
TechTarget, Inc.*	3,226	28,808
Textura Corp.*	38,546	1,072,735
TheStreet, Inc.	5,877	10,637
Travelzoo, Inc.*	1,160	13,085
Tremor Video, Inc.*	6,523	18,982
TrueCar, Inc.*	12,012	144,024
Viggle, Inc.*	1,352	2,772
Wix.com Ltd.*	34,647	818,362
XO Group, Inc.*	4,367	71,401
Xoom Corp.*	31,714	667,738
YuMe, Inc.*	4,333	23,485

		7,862,844

IT Services (1.2%)
6D Global Technologies, Inc.*	3,249	21,248
Cartesian, Inc.*	1,245	4,208
Cass Information Systems, Inc.	1,891	106,312
Ciber, Inc.*	13,015	44,902
Computer Task Group, Inc.	2,516	19,424
Datalink Corp.*	3,392	30,324
Edgewater Technology, Inc.*	1,425	10,403
Forrester Research, Inc.	1,650	59,433
Global Cash Access Holdings, Inc.*	10,892	84,304
Hackett Group, Inc.	3,961	53,196
Higher One Holdings, Inc.*	6,888	20,595
Information Services Group, Inc.	5,384	25,736
Innodata, Inc.*	4,323	11,370
InterCloud Systems, Inc.*	3,041	8,089
JetPay Corp.*	821	2,241
Lionbridge Technologies, Inc.*	10,649	65,704
Luxoft Holding, Inc.*	11,535	652,304
Mattersight Corp.*	2,455	14,485
ModusLink Global Solutions, Inc.*	6,269	21,315
MoneyGram International, Inc.*	4,834	44,424
NCI, Inc., Class A	928	9,586
Perficient, Inc.*	5,842	112,400
PFSweb, Inc.*	1,990	27,581
Planet Payment, Inc.*	7,474	18,087
PRGX Global, Inc.*	4,252	18,666
ServiceSource International, Inc.*	9,750	53,333
StarTek, Inc.*	2,105	12,420
Sysorex Global Holdings Corp.*	2,000	3,100
WidePoint Corp.*	13,566	22,655

		1,577,845

Semiconductors & Semiconductor Equipment (4.3%)
Aehr Test Systems*	1,507	3,436
Alpha & Omega Semiconductor Ltd.*	3,628	31,709
Amtech Systems, Inc.*	2,141	22,245
Applied Micro Circuits Corp.*	13,364	90,207
Audience, Inc.*	2,723	13,315
Axcelis Technologies, Inc.*	18,740	55,470
AXT, Inc.*	5,403	13,615
Cascade Microtech, Inc.*	2,240	34,104

CEVA, Inc.*	3,404	66,140
Cohu, Inc.	4,274	56,545
CVD Equipment Corp.*	811	9,051
CyberOptics Corp.*	1,093	11,050
DSP Group, Inc.*	3,673	37,942
Exar Corp.*	6,531	63,873
FormFactor, Inc.*	9,498	87,382
GigOptix, Inc.*	4,609	7,835
GSI Technology, Inc.*	3,129	16,302
Ikanos Communications, Inc.*	1,149	2,367
Inphi Corp.*	56,223	1,285,258
Integrated Silicon Solution, Inc.	5,235	115,903
Intermolecular, Inc.*	7,902	15,567
inTEST Corp.*	1,308	5,703
IXYS Corp.	4,089	62,562
Kopin Corp.*	10,969	37,843
Mattson Technology, Inc.*	12,357	41,396
MaxLinear, Inc., Class A*	8,532	103,237
MoSys, Inc.*	10,590	20,121
Nanometrics, Inc.*	3,951	63,690
NeoPhotonics Corp.*	61,052	557,405
NVE Corp.	799	62,642
PDF Solutions, Inc.*	4,465	71,440
Pericom Semiconductor Corp.	3,709	48,773
Photronics, Inc.*	10,999	104,600
Pixelworks, Inc.*	3,924	23,073
QuickLogic Corp.*	9,357	14,878
Rubicon Technology, Inc.*	4,305	10,461
Rudolph Technologies, Inc.*	5,277	63,377
Sevcon, Inc.*	432	4,380
Sigma Designs, Inc.*	5,837	69,635
Silicon Motion Technology Corp. (ADR)	25,527	883,489
Solar3D, Inc.*	2,916	10,527
SolarEdge Technologies, Inc.*	18,036	655,609
Trina Solar Ltd. (ADR)*	54,859	638,559
Ultra Clean Holdings, Inc.*	5,220	32,521
Ultratech, Inc.*	4,550	84,448
Xcerra Corp.*	9,010	68,206

		5,777,891

Software (7.0%)
A10 Networks, Inc.*	5,598	36,051
American Software, Inc., Class A	4,111	39,055
Asure Software, Inc.*	751	4,555
Aware, Inc.	2,355	9,491
BroadSoft, Inc.*	29,074	1,005,088
BSQUARE Corp.*	1,998	13,546
Callidus Software, Inc.*	52,720	821,378
Code Rebel Corp.*	180	5,827
Comverse, Inc.*	3,702	74,336
Covisint Corp.*	6,456	21,111
Cyan, Inc.*	4,751	24,895
Datawatch Corp.*	1,677	11,705
Digimarc Corp.*	1,263	57,012
Digital Turbine, Inc.*	8,044	24,293
EnerNOC, Inc.*	4,506	43,708
Envivio, Inc.*	3,561	6,766
Epiq Systems, Inc.	5,325	89,886
ePlus, Inc.*	924	70,825
Evolving Systems, Inc.	1,427	12,786
Exa Corp.*	2,036	22,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

FalconStor Software, Inc.*	5,529	$8,791
Gigamon, Inc.*	35,839	1,182,329
GlobalSCAPE, Inc.	2,053	6,754
Globant S.A.*	2,522	76,745
Glu Mobile, Inc.*	252,283	1,566,684
Guidance Software, Inc.*	3,145	26,638
Jive Software, Inc.*	7,709	40,472
Materialise N.V. (ADR) (b)*	76,768	698,205
Mind CTI Ltd.	2,598	6,755
Mitek Systems, Inc.*	4,267	16,172
MobileIron, Inc.*	6,420	37,942
Model N, Inc.*	3,450	41,090
NetSol Technologies, Inc.*	1,442	7,426
NXT-ID, Inc.*	1,157	2,765
Park City Group, Inc.*	1,756	21,757
PROS Holdings, Inc.*	3,946	83,300
QAD, Inc., Class A	1,685	44,535
Rally Software Development Corp.*	4,229	82,254
Rosetta Stone, Inc.*	3,214	25,648
Rubicon Project, Inc.*	56,426	844,133
Sapiens International Corp. N.V.	3,943	40,928
SeaChange International, Inc.*	5,513	38,646
Silver Spring Networks, Inc.*	63,975	793,930
Smith Micro Software, Inc.*	6,717	7,725
Tangoe, Inc.*	6,430	80,889
TeleCommunication Systems, Inc., Class A*	8,306	27,493
Telenav, Inc.*	4,659	37,505
TubeMogul, Inc.*	2,305	32,938
Upland Software, Inc.*	1,197	11,036
Varonis Systems, Inc.*	1,479	32,671
VirnetX Holding Corp.*	7,485	31,437
Voltari Corp.*	696	3,932
Workiva, Inc.*	1,195	16,527
Yodlee, Inc.*	73,368	1,059,434
Zix Corp.*	9,518	49,208

		9,479,709

Technology Hardware, Storage & Peripherals (0.5%)
Astro-Med, Inc.	967	13,838
Avid Technology, Inc.*	5,327	71,062
Concurrent Computer Corp.	1,547	9,591
Cray, Inc.*	11,009	324,876
Crossroads Systems, Inc.*	2,628	4,021
Dot Hill Systems Corp.*	10,099	61,806
Hutchinson Technology, Inc.*	5,528	9,453
Imation Corp.*	5,778	23,459
Immersion Corp.*	4,658	59,017
Intevac, Inc.*	3,258	19,059
Quantum Corp.*	35,649	59,890
Silicon Graphics International Corp.*	5,788	37,448
TransAct Technologies, Inc.	1,272	8,497
USA Technologies, Inc.*	5,826	15,730
Violin Memory, Inc.*	15,009	36,772
Xplore Technologies Corp.*	1,382	8,016

		762,535

Total Information Technology		29,093,606

Materials (1.2%)
Chemicals (0.5%)
American Vanguard Corp.	4,843	66,833
Chase Corp.	1,152	45,792
China Green Agriculture, Inc.	4,169	8,838
Codexis, Inc.*	5,740	22,329
Core Molding Technologies, Inc.*	1,289	29,441
Flotek Industries, Inc.*	8,845	110,828
FutureFuel Corp.	4,065	52,316
Hawkins, Inc.	1,775	71,692
Ikonics Corp.*	154	2,322
KMG Chemicals, Inc.	1,613	41,035
Koppers Holdings, Inc.	3,401	84,073
Marrone Bio Innovations, Inc.*	4,095	8,108
Metabolix, Inc.*	1,424	5,340
Northern Technologies International Corp.*	640	10,304
OMNOVA Solutions, Inc.*	7,823	58,594
Rentech, Inc.*	1,980	2,119
Senomyx, Inc.*	7,243	38,822
Trecora Resources*	3,336	50,374

		709,160

Construction Materials (0.1%)
U.S. Concrete, Inc.*	2,408	91,239
United States Lime & Minerals, Inc.	331	19,238

		110,477

Containers & Packaging (0.1%)
AEP Industries, Inc.*	670	36,984
Myers Industries, Inc.	4,067	77,273
UFP Technologies, Inc.*	1,056	22,092

		136,349

Metals & Mining (0.3%)
A.M. Castle & Co.*	2,238	13,808
Ampco-Pittsburgh Corp.	1,405	21,244
Friedman Industries, Inc.	1,140	7,125
Gold Resource Corp.	8,993	24,821
Handy & Harman Ltd.*	438	15,177
Haynes International, Inc.	2,052	101,205
Horsehead Holding Corp.*	9,359	109,687
Noranda Aluminum Holding Corp.	11,603	9,862
Olympic Steel, Inc.	1,511	26,352
Ryerson Holding Corp.*	1,820	16,562
Schnitzer Steel Industries, Inc., Class A	4,370	76,344
Synalloy Corp.	1,321	18,098
U.S. Antimony Corp.*	10,953	7,448
Universal Stainless & Alloy Products, Inc.*	1,157	22,735

		470,468

Paper & Forest Products (0.2%)
Neenah Paper, Inc.	2,778	163,791
Verso Corp.*	7,514	4,959
Wausau Paper Corp.	6,856	62,938

		231,688

Total Materials		1,658,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	14,536	$130,243
Alaska Communications Systems Group, Inc.*	8,446	20,270
Alteva, Inc.*	1,033	7,417
FairPoint Communications, Inc.*	3,445	62,768
General Communication, Inc., Class A*	5,766	98,080
Hawaiian Telcom Holdco, Inc.*	1,780	46,458
IDT Corp., Class B	2,779	50,244
inContact, Inc.*	10,151	100,190
Inteliquent, Inc.	5,530	101,752
Lumos Networks Corp.	3,732	55,196
magicJack VocalTec Ltd.*	3,008	22,350
ORBCOMM, Inc.*	9,855	66,521
Pacific DataVision, Inc.*	2,141	90,200
Premiere Global Services, Inc.*	7,652	78,739
Straight Path Communications, Inc., Class B*	1,544	50,628
Towerstream Corp.*	10,014	17,925

		998,981

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	6,037	49,866
NTELOS Holdings Corp.*	2,877	13,292
Shenandoah Telecommunications Co.	3,984	136,372
Spok Holdings, Inc.	3,591	60,472

		260,002

Total Telecommunication Services		1,258,983

Utilities (0.5%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	2,054	21,505
Spark Energy, Inc., Class A	512	8,069
Unitil Corp.	2,291	75,649

		105,223

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	2,509	135,110
Delta Natural Gas Co., Inc.	1,179	23,698
Gas Natural, Inc.	1,704	17,551
RGC Resources, Inc.	640	12,800

		189,159

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.	20,195	62,200

Water Utilities (0.3%)
Artesian Resources Corp., Class A	1,274	26,869
Cadiz, Inc.*	2,950	25,635
Connecticut Water Service, Inc.	1,831	62,547
Consolidated Water Co., Ltd.	2,457	30,958
Middlesex Water Co.	2,655	59,897
Pure Cycle Corp.*	2,865	14,898
SJW Corp.	2,616	80,285
York Water Co.	2,125	44,328

		345,417

Total Utilities		701,999

Total Common Stocks (96.9%) (Cost $124,051,359)		131,036,751

RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*† (Cost $—)	11,287	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	171

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	$3,561,102	3,561,102

Total Investment Companies		3,561,102

Total Short-Term Investments (2.6%) (Cost $3,561,102)		3,561,102

Total Investments (99.5%) (Cost $127,612,461)		134,598,024
Other Assets Less Liabilities (0.5%)		727,274

Net Assets (100%)		$135,325,298

*	Non-income producing.
†	Securities (totaling $1,711 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	11	September-15	$1,388,949	$1,375,440	$(13,509)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$16,960,483	$12,509	$—		$16,972,992
Consumer Staples	3,256,797	8,328	—		3,265,125
Energy	3,196,482	—	—		3,196,482
Financials	20,906,169	14,066	—		20,920,235
Health Care	42,579,980	300,200	—		42,880,180
Industrials	11,065,619	21,677	1,711		11,089,007
Information Technology	29,073,914	19,692	—		29,093,606
Materials	1,658,142	—	—		1,658,142
Telecommunication Services	1,258,983	—	—		1,258,983
Utilities	701,999	—	—		701,999
Rights
Health Care	—	—	—	(c)	—
Short-Term Investments	3,561,102	—	—		3,561,102
Warrants
Industrials	171	—	—		171

Total Assets	$134,219,841	$376,472	$1,711		$134,598,024

Liabilities:
Futures	$(13,509)	$—	$—		$(13,509)

Total Liabilities	$(13,509)	$—	$—		$(13,509)

Total	$134,206,332	$376,472	$1,711		$134,584,515

(a)	Securities with a market value of $76,152 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $1,711 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(13,509	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$134,124	$134,124

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(40,020)	$(40,020)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,360,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$87,527,833
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,604,765

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,595,044
Aggregate gross unrealized depreciation	(10,258,982)

Net unrealized appreciation	$6,336,062

Federal income tax cost of investments	$128,261,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $127,612,461)	$134,598,024
Cash	638,775
Cash held as collateral at broker	56,100
Receivable for securities sold	18,032,419
Dividends, interest and other receivables	67,003
Receivable from Separate Accounts for Trust shares sold	47,460
Due from broker for futures variation margin	5,392
Other assets	1,369

Total assets	153,446,542

LIABILITIES
Payable for securities purchased	17,974,287
Investment management fees payable	94,009
Administrative fees payable	13,910
Trustees’ fees payable	329
Distribution fees payable – Class IB	22
Payable to Separate Accounts for Trust shares redeemed	18
Accrued expenses	38,669

Total liabilities	18,121,244

NET ASSETS	$135,325,298

Net assets were comprised of:
Paid in capital	$110,194,164
Accumulated undistributed net investment income (loss)	(151,636)
Accumulated undistributed net realized gain (loss) on investments and futures	18,310,716
Net unrealized appreciation (depreciation) on investments and futures	6,972,054

Net assets	$135,325,298

Class IB
Net asset value, offering and redemption price per share, $106,956 / 9,126 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

Class K
Net asset value, offering and redemption price per share, $135,218,342 / 11,532,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $500 foreign withholding tax)	$491,874
Interest	1,300

Total income	493,174

EXPENSES
Investment management fees	547,319
Administrative fees	79,596
Custodian fees	31,903
Professional fees	21,320
Offering costs	6,804
Printing and mailing expenses	3,303
Trustees’ fees	1,447
Distribution fees – Class IB	63
Miscellaneous	1,310

Gross expenses	693,065
Less: Waiver from investment manager	(17,620)

Net expenses	675,445

NET INVESTMENT INCOME (LOSS)	(182,271)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	17,368,825
Futures	134,124

Net realized gain (loss)	17,502,949

Change in unrealized appreciation (depreciation) on:
Investments	(6,238,721)
Futures	(40,020)

Net change in unrealized appreciation (depreciation)	(6,278,741)

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,224,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,041,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(182,271)	$(222,544)
Net realized gain (loss) on investments and futures	17,502,949	1,189,411
Net change in unrealized appreciation (depreciation) on investments and futures	(6,278,741)	8,134,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,041,937	9,101,419

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,126 and 2,500 shares, respectively ]	100,000	25,000
Capital shares repurchased [ (2,500) and 0 shares, respectively ]	(28,715)	—

Total Class IB transactions	71,285	25,000

Class K
Capital shares sold [ 67,791 and 789,017 shares, respectively ]	749,072	7,730,823
Capital shares sold in-kind (Note 9)[ 0 and 11,525,821 shares, respectively ]	—	115,258,210
Capital shares repurchased [ (271,849) and (578,090) shares, respectively ]	(3,003,431)	(5,649,017)

Total Class K transactions	(2,254,359)	117,340,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,183,074)	117,365,016

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,858,863	126,466,435
NET ASSETS:
Beginning of period	126,466,435	—

End of period (a)	$135,325,298	$126,466,435

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(151,636)	$30,635

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015** to June 30, 2015	January 1, 2015 to April 13, 2015‡	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$10.96	$10.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments and futures	(0.77)	(0.74)	0.80

Total from investment operations	0.76	0.73	0.76

Net asset value, end of period	$11.72	$11.49	$10.76

Total return (b)	6.93%	6.78%	7.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107	$—	$27
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.32%	1.33%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.61)%	(0.41)%	(0.54	)%(l)
Before waivers and reimbursements (a)(f)	(0.63)%	(0.44)%	(5.25	)%(l)
Portfolio turnover rate (z)^	70%	70%	85%

Class K		Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
Net asset value, beginning of period		$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and futures		0.97	0.79

Total from investment operations		0.95	0.77

Net asset value, end of period		$11.72	$10.77

Total return (b)		8.82%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$135,218	$126,440
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)		1.05%	1.05%
Before waivers and reimbursements (a)(f)		1.08%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)		(0.28)%	(0.28	)%(l)
Before waivers and reimbursements (a)(f)		(0.31)%	(0.37	)%(l)
Portfolio turnover rate (z)^		70%	85%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	28.3%
Health Care	22.2
Consumer Discretionary	20.5
Industrials	13.8
Financials	7.7
Materials	2.6
Consumer Staples	1.6
Investment Companies	1.2
Energy	0.7
Telecommunication Services	0.4
Utilities	0.0 #
Cash and Other	1.0

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB†
Actual	$1,000.00	$1,060.60	$3.57
Actual	1,000.00	1,048.70	2.07
Hypothetical (5% average return before expenses)	1,000.00	1,018.76	6.09
Class K
Actual	1,000.00	1,068.50	4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86

*    Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios. For the 103 days from January 1, 2015 through April 13, 2015, the annualized expense ratio for Class IB was 1.23% for this period. For the 61 days from May 1, 2015 through June 30, 2015, the annualized expense ratio for Class IB was 1.21% for this period. The annualized expense ratio for Class K was 0.97% multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by the number of days stated above divided by 365 for Class IB (to reflect the actual number of days in each period).

†    Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	11,430	$239,001
Cooper Tire & Rubber Co.	957	32,375
Cooper-Standard Holding, Inc.*	135	8,298
Dana Holding Corp.	12,940	266,305
Dorman Products, Inc.*	3,969	189,163
Drew Industries, Inc.	3,575	207,421
Fox Factory Holding Corp.*	2,397	38,544
Gentherm, Inc.*	5,342	293,329
Metaldyne Performance Group, Inc.	1,010	18,332
Motorcar Parts of America, Inc.*	2,483	74,713
Stoneridge, Inc.*	4,077	47,742
Strattec Security Corp.	98	6,733
Tenneco, Inc.*	9,166	526,495
Tower International, Inc.*	1,794	46,734

		1,995,185

Automobiles (0.0%)
Winnebago Industries, Inc.	3,655	86,222

Distributors (0.2%)
Core-Mark Holding Co., Inc.	1,783	105,643
Fenix Parts, Inc.*	1,264	12,665
Pool Corp.	6,510	456,872
VOXX International Corp.*	166	1,374

		576,554

Diversified Consumer Services (0.6%)
2U, Inc.*	3,551	114,307
Bright Horizons Family Solutions, Inc.*	5,591	323,160
Capella Education Co.	1,810	97,143
Carriage Services, Inc.	502	11,988
Chegg, Inc.*	4,330	33,947
Collectors Universe, Inc.	1,047	20,877
Grand Canyon Education, Inc.*	7,039	298,453
Houghton Mifflin Harcourt Co.*	1,434	36,137
Liberty Tax, Inc.	843	20,864
LifeLock, Inc.*	14,051	230,436
Sotheby’s, Inc.	9,277	419,691
Steiner Leisure Ltd.*	1,883	101,268
Strayer Education, Inc.*	687	29,610
Weight Watchers International, Inc.*	4,073	19,754

		1,757,635

Hotels, Restaurants & Leisure (6.0%)
BJ’s Restaurants, Inc.*	3,184	154,265
Bloomin’ Brands, Inc.	18,525	395,509
Bob Evans Farms, Inc.	267	13,630
Bojangles’, Inc.*	1,255	29,944
Boyd Gaming Corp.*	12,107	181,000
Bravo Brio Restaurant Group, Inc.*	2,053	27,818
Buffalo Wild Wings, Inc.*	2,837	444,530
Carrols Restaurant Group, Inc.*	4,303	44,751
Cheesecake Factory, Inc.	7,276	396,797
Churchill Downs, Inc.	2,017	252,226
Chuy’s Holdings, Inc.*	2,459	65,877

ClubCorp Holdings, Inc.	6,571	156,916
Cracker Barrel Old Country Store, Inc.	2,686	400,644
Dave & Buster’s Entertainment, Inc.*	3,396	122,562
Del Frisco’s Restaurant Group, Inc.*	264	4,918
Denny’s Corp.*	8,887	103,178
Diamond Resorts International, Inc.*	6,276	198,008
DineEquity, Inc.	2,377	235,537
El Pollo Loco Holdings, Inc.*	2,007	41,565
Eldorado Resorts, Inc.*	2,114	16,531
Empire Resorts, Inc.*	2,114	10,760
Fiesta Restaurant Group, Inc.*	69,329	3,466,450
Habit Restaurants, Inc., Class A*	56,869	1,779,431
Interval Leisure Group, Inc.	5,839	133,421
Isle of Capri Casinos, Inc.*	3,192	57,935
Jack in the Box, Inc.	5,593	493,079
Jamba, Inc.*	2,072	32,095
Kona Grill, Inc.*	590	11,452
Krispy Kreme Doughnuts, Inc.*	90,986	1,752,390
La Quinta Holdings, Inc.*	14,057	321,202
Marriott Vacations Worldwide Corp.	2,225	204,144
Monarch Casino & Resort, Inc.*	124	2,549
Morgans Hotel Group Co.*	1,344	9,059
Noodles & Co.*	1,325	19,345
Papa John’s International, Inc.	4,336	327,845
Papa Murphy’s Holdings, Inc.*	1,355	28,076
Penn National Gaming, Inc.*	895	16,423
Pinnacle Entertainment, Inc.*	8,538	318,297
Popeyes Louisiana Kitchen, Inc.*	3,464	207,805
Potbelly Corp.*	3,169	38,820
Red Robin Gourmet Burgers, Inc.*	2,110	181,080
Ruth’s Hospitality Group, Inc.	3,405	54,889
Scientific Games Corp., Class A*	7,521	116,876
SeaWorld Entertainment, Inc.	10,216	188,383
Shake Shack, Inc., Class A*	738	44,479
Sonic Corp.	5,664	163,123
Texas Roadhouse, Inc.	10,445	390,956
Vail Resorts, Inc.	5,433	593,284
Wingstop, Inc.*	8,453	240,065
Zoe’s Kitchen, Inc.*	72,714	2,976,911

		17,466,830

Household Durables (0.3%)
Bassett Furniture Industries, Inc.	763	21,677
Cavco Industries, Inc.*	1,033	77,929
Century Communities, Inc.*	225	4,529
Helen of Troy Ltd.*	1,741	169,730
Hooker Furniture Corp.	60	1,507
Installed Building Products, Inc.*	2,939	71,947
iRobot Corp.*	839	26,747
La-Z-Boy, Inc.	2,949	77,677
LGI Homes, Inc.*	578	11,433
Libbey, Inc.	3,071	126,924
M.D.C. Holdings, Inc.	2,056	61,618
M/I Homes, Inc.*	677	16,702
Meritage Homes Corp.*	422	19,872
New Home Co., Inc.*	257	4,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Ryland Group, Inc.	2,469	$114,487
Skullcandy, Inc.*	1,080	8,284
TRI Pointe Homes, Inc.*	1,478	22,613
Universal Electronics, Inc.*	1,975	98,434
William Lyon Homes, Class A*	471	12,091
ZAGG, Inc.*	4,104	32,504

		981,133

Internet & Catalog Retail (4.8%)
1-800-Flowers.com, Inc., Class A*	3,724	38,953
Blue Nile, Inc.*	57,518	1,747,972
Etsy, Inc.*	130,077	1,827,582
HSN, Inc.	4,854	340,702
Jumei International Holding Ltd. (ADR)*	37,419	854,650
Lands’ End, Inc.*	448	11,124
Liberty TripAdvisor Holdings, Inc.*	3,245	104,554
MakeMyTrip Ltd.*	63,236	1,244,484
Nutrisystem, Inc.	4,304	107,083
Ocado Group plc*	325,236	2,278,670
Orbitz Worldwide, Inc.*	16,678	190,463
Overstock.com, Inc.*	1,806	40,707
Peixe Urbano, Inc. (ADR) (b)*†	10,195	—
PetMed Express, Inc.	2,981	51,482
Qunar Cayman Islands Ltd. (ADR)*	15,578	667,517
Shutterfly, Inc.*	3,570	170,682
Travelport Worldwide Ltd.	11,224	154,667
Wayfair, Inc., Class A*	63,823	2,402,298
zulily, Inc., Class A*	122,280	1,594,531

		13,828,121

Leisure Products (0.2%)
Arctic Cat, Inc.	732	24,310
Black Diamond, Inc.*	170	1,571
Escalade, Inc.	315	5,793
JAKKS Pacific, Inc.*	270	2,670
Malibu Boats, Inc., Class A*	2,630	52,837
Marine Products Corp.	1,528	9,535
Nautilus, Inc.*	4,687	100,817
Performance Sports Group Ltd.*	487	8,766
Smith & Wesson Holding Corp.*	8,056	133,649
Sturm Ruger & Co., Inc.	2,797	160,687

		500,635

Media (0.7%)
AMC Entertainment Holdings, Inc., Class A	309	9,480
Carmike Cinemas, Inc.*	225	5,971
Central European Media Enterprises Ltd., Class A*	7,649	16,675
Crown Media Holdings, Inc., Class A*	4,392	19,852
Entravision Communications Corp., Class A	9,025	74,276
EW Scripps Co., Class A	5,626	128,554
Global Eagle Entertainment, Inc.*	6,876	89,526
Gray Television, Inc.*	9,470	148,490
Hemisphere Media Group, Inc.*	115	1,368
IMAX Corp.*	8,997	362,309
Journal Media Group, Inc.	170	1,409

Loral Space & Communications, Inc.*	1,945	122,768
Martha Stewart Living Omnimedia, Inc., Class A*	3,345	20,873
MDC Partners, Inc., Class A	1,825	35,952
National CineMedia, Inc.	2,396	38,240
New York Times Co., Class A	4,112	56,129
Nexstar Broadcasting Group, Inc., Class A	4,704	263,424
Reading International, Inc., Class A*	523	7,244
Rentrak Corp.*	1,734	121,033
SFX Entertainment, Inc.*	2,900	13,021
Sinclair Broadcast Group, Inc., Class A	9,970	278,263
Tribune Publishing Co.	1,695	26,340
World Wrestling Entertainment, Inc., Class A	4,477	73,871

		1,915,068

Multiline Retail (0.3%)
Big Lots, Inc.	8,046	361,990
Burlington Stores, Inc.*	10,120	518,144
Tuesday Morning Corp.*	5,351	60,279

		940,413

Specialty Retail (5.9%)
American Eagle Outfitters, Inc.	25,760	443,587
America’s Car-Mart, Inc.*	215	10,604
ANN, Inc.*	6,865	331,511
Asbury Automotive Group, Inc.*	4,083	370,001
Boot Barn Holdings, Inc.*	1,776	56,832
Buckle, Inc.	4,241	194,111
Build-A-Bear Workshop, Inc.*	175	2,798
Caleres, Inc.	656	20,848
Cato Corp., Class A	669	25,930
Chico’s FAS, Inc.	21,307	354,335
Children’s Place, Inc.	798	52,197
Citi Trends, Inc.*	40,797	987,287
Container Store Group, Inc.*	2,392	40,353
Destination XL Group, Inc.*	692	3,467
Express, Inc.*	11,368	205,875
Finish Line, Inc., Class A	1,914	53,248
Five Below, Inc.*	141,655	5,599,622
Francesca’s Holdings Corp.*	6,335	85,332
Group 1 Automotive, Inc.	749	68,032
Hibbett Sports, Inc.*	3,727	173,604
Kirkland’s, Inc.	2,556	71,236
Lithia Motors, Inc., Class A	3,403	385,084
MarineMax, Inc.*	1,964	46,174
Mattress Firm Holding Corp.*	3,057	186,324
Men’s Wearhouse, Inc.	7,221	462,650
Monro Muffler Brake, Inc.	4,765	296,192
Outerwall, Inc.	2,777	211,357
Party City Holdco, Inc.*	3,787	76,763
Pier 1 Imports, Inc.	13,494	170,429
Restoration Hardware Holdings, Inc.*	56,842	5,549,484
Select Comfort Corp.*	7,803	234,636
Sportsman’s Warehouse Holdings, Inc.*	1,154	13,121
Tile Shop Holdings, Inc.*	4,056	57,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Vitamin Shoppe, Inc.*	288	$10,734
Winmark Corp.	324	31,914
Zumiez, Inc.*	2,615	69,637

		16,952,864

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.	1,125	31,702
Columbia Sportswear Co.	2,977	179,989
Crocs, Inc.*	8,839	130,022
Culp, Inc.	1,514	46,934
Deckers Outdoor Corp.*	2,949	212,240
G-III Apparel Group Ltd.*	5,948	418,442
Oxford Industries, Inc.	2,195	191,953
Quiksilver, Inc.*	12,691	8,412
Sequential Brands Group, Inc.*	2,979	45,549
Steven Madden Ltd.*	8,409	359,737
Superior Uniform Group, Inc.	1,044	17,268
Tumi Holdings, Inc.*	8,364	171,629
Unifi, Inc.*	125	4,187
Vince Holding Corp.*	2,286	27,386
Wolverine World Wide, Inc.	15,429	439,418

		2,284,868

Total Consumer Discretionary		59,285,528

Consumer Staples (1.6%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,360	315,507
Castle Brands, Inc.*	9,290	12,913
Coca-Cola Bottling Co. Consolidated	644	97,289
Craft Brew Alliance, Inc.*	606	6,702
MGP Ingredients, Inc.	1,594	26,811
National Beverage Corp.*	1,625	36,546

		495,768

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	5,800	555,292
Chefs’ Warehouse, Inc.*	2,804	59,557
Diplomat Pharmacy, Inc.*	5,386	241,024
Fairway Group Holdings Corp.*	1,109	3,948
Fresh Market, Inc.*	6,433	206,757
Ingles Markets, Inc., Class A	559	26,703
Natural Grocers by Vitamin Cottage, Inc.*	1,383	34,049
PriceSmart, Inc.	2,901	264,687
United Natural Foods, Inc.*	6,901	439,456

		1,831,473

Food Products (0.5%)
Alico, Inc.	48	2,177
Arcadia Biosciences, Inc.*	435	2,771
B&G Foods, Inc.	8,250	235,373
Boulder Brands, Inc.*	7,594	52,702
Calavo Growers, Inc.	2,194	113,935
Cal-Maine Foods, Inc.	4,691	244,870
Dean Foods Co.	6,473	104,669
Diamond Foods, Inc.*	3,719	116,702
Farmer Bros Co.*	1,127	26,485
Freshpet, Inc.*	3,032	56,395
Inventure Foods, Inc.*	2,896	29,395
J&J Snack Foods Corp.	2,223	246,020

John B. Sanfilippo & Son, Inc.	318	16,504
Lancaster Colony Corp.	1,792	162,803
Landec Corp.*	759	10,952
Lifeway Foods, Inc.*	670	12,857
Limoneira Co.	1,697	37,724
Seaboard Corp.*	3	10,797
Tootsie Roll Industries, Inc.	1,027	33,182

		1,516,313

Household Products (0.1%)
Central Garden & Pet Co., Class A*	809	9,231
HRG Group, Inc.*	5,349	69,537
Orchids Paper Products Co.	370	8,906
WD-40 Co.	2,176	189,660

		277,334

Personal Products (0.1%)
Inter Parfums, Inc.	1,014	34,405
Medifast, Inc.*	1,668	53,910
Natural Health Trends Corp.	1,211	50,208
Revlon, Inc., Class A*	514	18,869
Synutra International, Inc.*	2,822	20,177
USANA Health Sciences, Inc.*	886	121,081

		298,650

Tobacco (0.1%)
Vector Group Ltd.	12,194	286,071

Total Consumer Staples		4,705,609

Energy (0.7%)
Energy Equipment & Services (0.1%)
FMSA Holdings, Inc.*	8,653	70,868
ION Geophysical Corp.*	3,225	3,451
PHI, Inc. (Non-Voting)*	98	2,942
RigNet, Inc.*	1,807	55,240
U.S. Silica Holdings, Inc.	7,968	233,940

		366,441

Oil, Gas & Consumable Fuels (0.6%)
Carrizo Oil & Gas, Inc.*	423	20,829
Delek U.S. Holdings, Inc.	4,751	174,932
Energy Fuels, Inc.*	3,198	14,231
Erin Energy Corp.*	333	1,302
Evolution Petroleum Corp.	3,394	22,366
Hallador Energy Co.	380	3,169
Isramco, Inc.*	132	18,219
Magnum Hunter Resources Corp.*	31,069	58,099
Matador Resources Co.*	6,490	162,250
Panhandle Oil and Gas, Inc., Class A	1,156	23,918
Par Petroleum Corp.*	2,122	39,724
Parsley Energy, Inc., Class A*	4,420	76,996
SemGroup Corp., Class A	6,553	520,832
Solazyme, Inc.*	11,907	37,388
Synergy Resources Corp.*	1,681	19,214
Ultra Petroleum Corp.*	11,163	139,761
Uranium Energy Corp.*	13,373	21,263
Western Refining, Inc.	10,632	463,768

		1,818,261

Total Energy		2,184,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (7.7%)
Banks (0.5%)
Bank of the Ozarks, Inc.	11,635	$532,301
Cardinal Financial Corp.	252	5,491
Eagle Bancorp, Inc.*	3,318	145,859
First Financial Bankshares, Inc.	5,453	188,892
Hilltop Holdings, Inc.*	4,078	98,239
Home BancShares, Inc./Arkansas	6,898	252,191
Pinnacle Financial Partners, Inc.	377	20,498
South State Corp.	168	12,766
Square 1 Financial, Inc., Class A*	817	22,345
Texas Capital Bancshares, Inc.*	513	31,929
Western Alliance Bancorp*	6,585	222,310

		1,532,821

Capital Markets (4.8%)
Actua Corp.*	37,211	530,629
Ashford, Inc.*	144	12,567
BGC Partners, Inc., Class A	27,241	238,359
CIFC Corp.	123	975
Cohen & Steers, Inc.	2,998	102,172
Cowen Group, Inc., Class A*	1,071	6,854
Diamond Hill Investment Group, Inc.	445	88,849
Evercore Partners, Inc., Class A	5,174	279,189
Fifth Street Asset Management, Inc.	804	8,265
Financial Engines, Inc.	83,002	3,525,925
GAMCO Investors, Inc., Class A	953	65,481
Greenhill & Co., Inc.	42,670	1,763,551
HFF, Inc., Class A	5,634	235,107
INTL FCStone, Inc.*	592	19,678
Investment Technology Group, Inc.	675	16,740
Janus Capital Group, Inc.	1,908	32,665
KCG Holdings, Inc., Class A*	889	10,961
Ladenburg Thalmann Financial Services, Inc.*	1,950	6,825
Medley Management, Inc., Class A	902	10,680
Moelis & Co., Class A	2,248	64,540
OM Asset Management plc	3,826	68,064
Pzena Investment Management, Inc., Class A	1,771	19,569
Virtu Financial, Inc., Class A*	2,821	66,237
Virtus Investment Partners, Inc.	67	8,861
Westwood Holdings Group, Inc.	1,137	67,731
WisdomTree Investments, Inc.	305,206	6,703,850
ZAIS Group Holdings, Inc.*	522	5,690

		13,960,014

Consumer Finance (0.3%)
Encore Capital Group, Inc.*	735	31,414
Enova International, Inc.*	3,458	64,595
First Cash Financial Services, Inc.*	3,896	177,619
PRA Group, Inc.*	7,241	451,187
Regional Management Corp.*	182	3,251
World Acceptance Corp.*	740	45,517

		773,583

Diversified Financial Services (0.4%)
Capitol Acquisition Corp. II*	50,677	559,981
GAIN Capital Holdings, Inc.	693	6,625

MarketAxess Holdings, Inc.	5,574	517,100
On Deck Capital, Inc.*	1,699	19,674
Resource America, Inc., Class A	272	2,288

		1,105,668

Insurance (0.1%)
Atlas Financial Holdings, Inc.*	828	16,419
Crawford & Co., Class B	1,317	11,102
eHealth, Inc.*	2,641	33,514
Employers Holdings, Inc.	2,872	65,424
HCI Group, Inc.	232	10,257
Heritage Insurance Holdings, Inc.*	2,397	55,107
Maiden Holdings Ltd.	1,042	16,443
National General Holdings Corp.	622	12,956
National Interstate Corp.	242	6,611
Patriot National, Inc.*	1,296	20,736
State National Cos., Inc.	432	4,679
Third Point Reinsurance Ltd.*	965	14,234
Universal Insurance Holdings, Inc.	4,820	116,644

		384,126

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	297	121,770
American Assets Trust, Inc. (REIT)	3,511	137,666
CareTrust REIT, Inc. (REIT)	4,624	58,586
CoreSite Realty Corp. (REIT)	3,654	166,038
CubeSmart (REIT)	19,481	451,180
CyrusOne, Inc. (REIT)	7,295	214,838
DuPont Fabros Technology, Inc. (REIT)	3,379	99,512
Easterly Government Properties, Inc. (REIT)	1,846	29,388
EastGroup Properties, Inc. (REIT)	1,038	58,367
Equity One, Inc. (REIT)	954	22,266
Excel Trust, Inc. (REIT)	2,131	33,606
Inland Real Estate Corp. (REIT)	3,900	36,738
LTC Properties, Inc. (REIT)	344	14,310
National Health Investors, Inc. (REIT)	2,011	125,285
National Storage Affiliates Trust (REIT)	3,322	41,193
Potlatch Corp. (REIT)	4,547	160,600
PS Business Parks, Inc. (REIT)	347	25,036
QTS Realty Trust, Inc. (REIT), Class A	3,413	124,404
RLJ Lodging Trust (REIT)	7,291	217,126
Ryman Hospitality Properties, Inc. (REIT)	6,541	347,392
Sabra Health Care REIT, Inc. (REIT)	1,444	37,169
Saul Centers, Inc. (REIT)	1,329	65,374
Sovran Self Storage, Inc. (REIT)	4,660	405,001
Sun Communities, Inc. (REIT)	1,187	73,392
Universal Health Realty Income Trust (REIT)	1,705	79,214
Urban Edge Properties (REIT)	9,017	187,463
Urstadt Biddle Properties, Inc. (REIT), Class A	667	12,460

		3,345,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.1%)
Altisource Asset Management Corp.*	116	$16,738
Altisource Portfolio Solutions S.A.*	2,138	65,829
Consolidated-Tomoka Land Co.	191	11,009
Kennedy-Wilson Holdings, Inc.	1,302	32,016
Marcus & Millichap, Inc.*	2,033	93,803

		219,395

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	2,308	243,979
Essent Group Ltd.*	8,295	226,868
Heritage Financial Group, Inc.	422	12,736
HomeStreet, Inc.*	1,078	24,600
Impac Mortgage Holdings, Inc.*	1,179	22,566
LendingTree, Inc.*	853	67,054
Meridian Bancorp, Inc.*	1,332	17,862
MGIC Investment Corp.*	22,846	259,988
Stonegate Mortgage Corp.*	397	3,998
United Financial Bancorp, Inc.	1,278	17,189
Walker & Dunlop, Inc.*	1,976	52,838

		949,678

Total Financials		22,270,659

Health Care (22.2%)
Biotechnology (8.3%)
Abeona Therapeutics, Inc.*	1,661	8,405
ACADIA Pharmaceuticals, Inc.*	21,714	909,382
Acceleron Pharma, Inc.*	3,240	102,514
Achillion Pharmaceuticals, Inc.*	17,525	155,271
Acorda Therapeutics, Inc.*	5,858	195,247
Aduro Biotech, Inc.*	1,251	37,943
Advaxis, Inc.*	4,562	92,745
Aegerion Pharmaceuticals, Inc.*	3,780	71,707
Affimed N.V.*	2,273	30,617
Agenus, Inc.*	9,126	78,757
Agios Pharmaceuticals, Inc.*	8,890	988,035
Alder Biopharmaceuticals, Inc.*	3,075	162,883
Alnylam Pharmaceuticals, Inc.*	6,983	837,052
AMAG Pharmaceuticals, Inc.*	2,980	205,799
Amicus Therapeutics, Inc.*	14,480	204,892
Anacor Pharmaceuticals, Inc.*	6,119	473,794
Anthera Pharmaceuticals, Inc.*	5,422	46,738
Applied Genetic Technologies Corp.*	1,282	19,666
Ardelyx, Inc.*	1,791	28,602
Arena Pharmaceuticals, Inc.*	36,150	167,736
ARIAD Pharmaceuticals, Inc.*	25,076	207,379
Array BioPharma, Inc.*	17,227	124,207
Arrowhead Research Corp.*	4,906	35,078
Asterias Biotherapeutics, Inc.*	1,536	7,066
Atara Biotherapeutics, Inc.*	2,157	113,803
aTyr Pharma, Inc.*	918	17,001
Avalanche Biotechnologies, Inc.*	2,916	47,356
Bellicum Pharmaceuticals, Inc.*	1,248	26,545
BioCryst Pharmaceuticals, Inc.*	8,701	129,906
BioSpecifics Technologies Corp.*	743	38,339
BioTime, Inc.*	7,801	28,318
Blueprint Medicines Corp.*	1,400	37,086
Cara Therapeutics, Inc.*	2,441	29,658

Catalyst Pharmaceuticals, Inc.*	11,471	47,375
Celldex Therapeutics, Inc.*	13,340	336,435
Cellular Biomedicine Group, Inc.*	1,454	54,540
Cepheid, Inc.*	10,724	655,773
ChemoCentryx, Inc.*	4,088	33,644
Chimerix, Inc.*	6,166	284,869
Cidara Therapeutics, Inc.*	721	10,108
Clovis Oncology, Inc.*	10,494	922,213
Coherus Biosciences, Inc.*	3,503	101,237
Concert Pharmaceuticals, Inc.*	2,273	33,845
CorMedix, Inc.*	4,616	17,910
CTI BioPharma Corp.*	24,355	47,492
Curis, Inc.*	16,486	54,569
Cytokinetics, Inc.*	2,612	17,553
CytRx Corp.*	8,139	30,277
Dicerna Pharmaceuticals, Inc.*	2,232	31,136
Dyax Corp.*	21,767	576,825
Dynavax Technologies Corp.*	4,352	101,946
Eagle Pharmaceuticals, Inc.*	1,294	104,633
Emergent BioSolutions, Inc.*	3,227	106,330
Enanta Pharmaceuticals, Inc.*	2,397	107,841
Epizyme, Inc.*	4,318	103,632
Esperion Therapeutics, Inc.*	1,963	160,495
Exact Sciences Corp.*	13,276	394,828
Exelixis, Inc.*	29,258	110,010
Fibrocell Science, Inc.*	3,571	18,819
FibroGen, Inc.*	7,136	167,696
Five Prime Therapeutics, Inc.*	3,208	79,687
Flexion Therapeutics, Inc.*	2,058	45,050
Foundation Medicine, Inc.*	1,790	60,574
Galena Biopharma, Inc.*	23,981	40,768
Genocea Biosciences, Inc.*	2,725	37,414
Genomic Health, Inc.*	2,650	73,643
Geron Corp.*	22,229	95,140
Halozyme Therapeutics, Inc.*	15,846	357,803
Heron Therapeutics, Inc.*	3,664	114,170
Idera Pharmaceuticals, Inc.*	11,905	44,168
Ignyta, Inc.*	1,606	24,235
Immune Design Corp.*	1,671	34,506
ImmunoGen, Inc.*	12,867	185,027
Immunomedics, Inc.*	13,194	53,568
Infinity Pharmaceuticals, Inc.*	7,358	80,570
Inovio Pharmaceuticals, Inc.*	9,633	78,605
Insmed, Inc.*	24,974	609,865
Insys Therapeutics, Inc.*	3,532	126,869
Intrexon Corp.*	26,026	1,270,069
Invitae Corp.*	1,096	16,308
Ironwood Pharmaceuticals, Inc.*	81,602	984,120
Karyopharm Therapeutics, Inc.*	3,429	93,303
Keryx Biopharmaceuticals, Inc.*	15,372	153,413
Kite Pharma, Inc.*	4,307	262,598
KYTHERA Biopharmaceuticals, Inc.*	3,848	289,793
La Jolla Pharmaceutical Co.*	1,705	41,790
Lexicon Pharmaceuticals, Inc.*	2,507	20,181
Ligand Pharmaceuticals, Inc.*	2,633	265,670
Lion Biotechnologies, Inc.*	6,680	61,256
MacroGenics, Inc.*	4,203	159,588
MannKind Corp.*	36,846	209,654
Medgenics, Inc.*	2,396	14,687
Merrimack Pharmaceuticals, Inc.*	15,526	191,979
MiMedx Group, Inc.*	16,231	188,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Mirati Therapeutics, Inc.*	1,475	$46,418
Momenta Pharmaceuticals, Inc.*	9,121	208,050
Myriad Genetics, Inc.*	10,378	352,748
Navidea Biopharmaceuticals, Inc.*	17,784	28,632
Neurocrine Biosciences, Inc.*	12,754	609,131
NewLink Genetics Corp.*	3,111	137,724
Northwest Biotherapeutics, Inc.*	7,148	70,980
Novavax, Inc.*	40,014	445,756
Ocata Therapeutics, Inc.*	4,438	23,388
OncoMed Pharmaceuticals, Inc.*	2,526	56,835
Oncothyreon, Inc.*	15,175	56,754
Ophthotech Corp.*	3,532	183,876
Orexigen Therapeutics, Inc.*	15,533	76,888
Organovo Holdings, Inc.*	12,107	45,643
Osiris Therapeutics, Inc.*	2,662	51,803
Otonomy, Inc.*	2,191	50,371
OvaScience, Inc.*	3,503	101,342
Peregrine Pharmaceuticals, Inc.*	26,041	34,114
Pfenex, Inc.*	2,421	46,967
Portola Pharmaceuticals, Inc.*	6,896	314,113
Progenics Pharmaceuticals, Inc.*	10,359	77,278
Proteon Therapeutics, Inc.*	1,104	19,717
Prothena Corp. plc*	4,666	245,758
PTC Therapeutics, Inc.*	5,050	243,056
Radius Health, Inc.*	4,366	295,578
Raptor Pharmaceutical Corp.*	12,016	189,733
Regulus Therapeutics, Inc.*	4,209	46,131
Repligen Corp.*	4,909	202,594
Retrophin, Inc.*	5,229	173,341
Rigel Pharmaceuticals, Inc.*	10,399	33,381
Sage Therapeutics, Inc.*	2,059	150,307
Sangamo BioSciences, Inc.*	10,337	114,637
Sarepta Therapeutics, Inc.*	6,185	188,210
Sorrento Therapeutics, Inc.*	4,225	74,444
Spark Therapeutics, Inc.*	9,887	595,889
Spectrum Pharmaceuticals, Inc.*	2,676	18,304
Stemline Therapeutics, Inc.*	423	4,979
Synergy Pharmaceuticals, Inc.*	14,950	124,085
Synta Pharmaceuticals Corp.*	13,400	29,882
T2 Biosystems, Inc.*	1,329	21,570
TESARO, Inc.*	3,476	204,354
TG Therapeutics, Inc.*	5,259	87,247
Threshold Pharmaceuticals, Inc.*	8,916	36,021
Tobira Therapeutics, Inc.*	347	5,986
Tokai Pharmaceuticals, Inc.*	594	7,900
Trevena, Inc.*	3,573	22,367
Trovagene, Inc.*	3,638	36,926
Ultragenyx Pharmaceutical, Inc.*	5,355	548,298
Vanda Pharmaceuticals, Inc.*	5,081	64,478
Verastem, Inc.*	623	4,697
Versartis, Inc.*	281	4,277
Vitae Pharmaceuticals, Inc.*	1,958	28,195
Vital Therapies, Inc.*	2,478	52,286
XBiotech, Inc.*	600	10,848
Xencor, Inc.*	4,245	93,263
XOMA Corp.*	11,322	43,929
Zafgen, Inc.*	2,451	84,878
ZIOPHARM Oncology, Inc.*	21,327	255,925

		24,038,028

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.	3,363	173,127
ABIOMED, Inc.*	6,235	409,827

Accuray, Inc.*	11,885	80,105
Analogic Corp.	171	13,492
Anika Therapeutics, Inc.*	1,744	57,604
Antares Pharma, Inc.*	22,987	47,813
AtriCure, Inc.*	3,173	78,183
Atrion Corp.	215	84,347
Cantel Medical Corp.	5,153	276,562
Cardiovascular Systems, Inc.*	4,481	118,522
Cerus Corp.*	12,073	62,659
Corindus Vascular Robotics, Inc.*	3,232	11,344
Cutera, Inc.*	1,395	21,595
Cyberonics, Inc.*	3,916	232,845
Cynosure, Inc., Class A*	3,049	117,630
Endologix, Inc.*	10,080	154,627
Entellus Medical, Inc.*	703	18,187
GenMark Diagnostics, Inc.*	6,275	56,851
Globus Medical, Inc., Class A*	10,322	264,966
Haemonetics Corp.*	3,733	154,397
HeartWare International, Inc.*	2,586	187,976
ICU Medical, Inc.*	1,363	130,385
Inogen, Inc.*	2,347	104,676
Insulet Corp.*	8,484	262,877
Integra LifeSciences Holdings Corp.*	1,720	115,876
InVivo Therapeutics Holdings Corp.*	3,954	63,857
iRadimed Corp.*	404	9,401
K2M Group Holdings, Inc.*	2,594	62,308
LDR Holding Corp.*	3,467	149,948
LeMaitre Vascular, Inc.	560	6,754
Masimo Corp.*	6,584	255,064
Meridian Bioscience, Inc.	5,284	98,494
Natus Medical, Inc.*	4,934	209,991
Neogen Corp.*	5,634	267,277
Nevro Corp.*	2,258	121,367
NuVasive, Inc.*	7,245	343,268
NxStage Medical, Inc.*	9,419	134,550
OraSure Technologies, Inc.*	786	4,237
Oxford Immunotec Global plc*	2,773	38,406
Quidel Corp.*	1,834	42,090
Rockwell Medical, Inc.*	6,810	109,777
RTI Surgical, Inc.*	6,993	45,175
Second Sight Medical Products, Inc.*	1,752	23,845
Sientra, Inc.*	23,895	602,871
Spectranetics Corp.*	6,367	146,505
STAAR Surgical Co.*	5,867	56,675
STERIS Corp.	8,964	577,640
SurModics, Inc.*	393	9,204
Tandem Diabetes Care, Inc.*	2,562	27,772
Thoratec Corp.*	8,107	361,329
Tornier N.V.*	2,944	73,571
TransEnterix, Inc.*	323	969
Unilife Corp.*	14,591	31,371
Utah Medical Products, Inc.	572	34,108
Vascular Solutions, Inc.*	2,601	90,307
Veracyte, Inc.*	1,949	21,712
West Pharmaceutical Services, Inc.	10,765	625,231
Wright Medical Group, Inc.*	3,824	100,418
Zeltiq Aesthetics, Inc.*	4,809	141,721

		8,123,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.*	1,186	$51,662
Aceto Corp.	3,749	92,338
Addus HomeCare Corp.*	109	3,037
Adeptus Health, Inc., Class A*	927	88,056
Air Methods Corp.*	5,886	243,327
Alliance HealthCare Services, Inc.*	303	5,663
Amedisys, Inc.*	3,343	132,817
AMN Healthcare Services, Inc.*	7,096	224,163
Amsurg Corp.*	1,796	125,630
Bio-Reference Laboratories, Inc.*	3,690	152,212
BioTelemetry, Inc.*	3,998	37,701
Capital Senior Living Corp.*	4,434	108,633
Chemed Corp.	2,561	335,747
Civitas Solutions, Inc.*	1,754	37,413
CorVel Corp.*	1,291	41,338
Cross Country Healthcare, Inc.*	2,906	36,848
Ensign Group, Inc.	3,534	180,446
ExamWorks Group, Inc.*	6,182	241,716
Genesis Healthcare, Inc.*	2,709	17,879
HealthEquity, Inc.*	74,868	2,399,519
HealthSouth Corp.	13,675	629,871
IPC Healthcare, Inc.*	1,567	86,796
Landauer, Inc.	1,451	51,714
LHC Group, Inc.*	123	4,705
Molina Healthcare, Inc.*	5,273	370,692
National Research Corp., Class A	1,210	17,194
National Research Corp., Class B	206	6,961
Nobilis Health Corp.*	4,694	31,919
Providence Service Corp.*	2,049	90,730
RadNet, Inc.*	5,238	35,042
Select Medical Holdings Corp.	14,778	239,404
Surgical Care Affiliates, Inc.*	3,058	117,366
Team Health Holdings, Inc.*	10,769	703,539
Trupanion, Inc.*	1,860	15,326
U.S. Physical Therapy, Inc.	1,862	101,963
WellCare Health Plans, Inc.*	6,567	557,079

		7,616,446

Health Care Technology (5.5%)
athenahealth, Inc.*	37,981	4,351,863
Castlight Health, Inc., Class B*	188,068	1,530,873
Computer Programs & Systems, Inc.	1,677	89,585
Connecture, Inc.*	987	10,423
HealthStream, Inc.*	3,738	113,710
HMS Holdings Corp.*	115,422	1,981,796
Imprivata, Inc.*	1,296	21,203
MedAssets, Inc.*	8,602	189,760
Medidata Solutions, Inc.*	91,150	4,951,268
Merge Healthcare, Inc.*	10,351	49,685
Omnicell, Inc.*	5,402	203,709
Press Ganey Holdings, Inc.*	35,373	1,014,144
Quality Systems, Inc.	7,444	123,347
Veeva Systems, Inc., Class A*	45,415	1,272,982
Vocera Communications, Inc.*	2,577	29,507

		15,933,855

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	3,224	83,212
Affymetrix, Inc.*	3,285	35,872
Albany Molecular Research, Inc.*	3,738	75,582

Cambrex Corp.*	4,762	209,242
Fluidigm Corp.*	4,318	104,496
Furiex Pharmaceuticals, Inc.*†	1,075	7,877
INC Research Holdings, Inc., Class A*	1,946	78,074
Luminex Corp.*	544	9,389
NanoString Technologies, Inc.*	1,855	28,604
NeoGenomics, Inc.*	7,809	42,247
Pacific Biosciences of California, Inc.*	8,936	51,471
PAREXEL International Corp.*	8,258	531,072
PRA Health Sciences, Inc.*	2,986	108,481
Sequenom, Inc.*	17,587	53,465

		1,419,084

Pharmaceuticals (2.5%)
Aerie Pharmaceuticals, Inc.*	3,126	55,174
Agile Therapeutics, Inc.*	1,611	13,838
Alimera Sciences, Inc.*	4,807	22,160
Amphastar Pharmaceuticals, Inc.*	3,352	58,928
ANI Pharmaceuticals, Inc.*	1,182	73,343
Aratana Therapeutics, Inc.*	4,100	61,992
Assembly Biosciences, Inc.*	2,057	39,618
BioDelivery Sciences International, Inc.*	7,036	56,007
Carbylan Therapeutics, Inc.*	1,830	13,084
Catalent, Inc.*	6,708	196,746
Cempra, Inc.*	4,815	165,443
Collegium Pharmaceutical, Inc.*	1,137	20,284
Corcept Therapeutics, Inc.*	9,305	55,923
Corium International, Inc.*	1,376	18,837
Depomed, Inc.*	9,081	194,878
Dermira, Inc.*	843	14,795
Durect Corp.*	17,107	40,886
Flex Pharma, Inc.*	913	15,704
Foamix Pharmaceuticals Ltd.*	3,492	35,793
Heska Corp.*	940	27,909
IGI Laboratories, Inc.*	6,384	40,219
Impax Laboratories, Inc.*	58,999	2,709,234
Intersect ENT, Inc.*	2,165	61,984
Intra-Cellular Therapies, Inc.*	3,279	104,764
Lannett Co., Inc.*	4,010	238,354
Medicines Co.*	1,136	32,501
Nektar Therapeutics*	19,770	247,323
Ocular Therapeutix, Inc.*	1,928	40,546
Omeros Corp.*	5,301	95,365
Omthera Pharmaceuticals, Inc.*†	899	405
Pacira Pharmaceuticals, Inc.*	5,469	386,768
Paratek Pharmaceuticals, Inc.	1,793	46,206
Pernix Therapeutics Holdings, Inc.*	6,828	40,422
Phibro Animal Health Corp., Class A	2,630	102,412
POZEN, Inc.*	4,365	45,003
Prestige Brands Holdings, Inc.*	7,952	367,700
Relypsa, Inc.*	4,902	162,207
Revance Therapeutics, Inc.*	2,362	75,537
Sagent Pharmaceuticals, Inc.*	3,297	80,150
SciClone Pharmaceuticals, Inc.*	7,436	73,021
Sucampo Pharmaceuticals, Inc., Class A*	3,821	62,779
Supernus Pharmaceuticals, Inc.*	5,283	89,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Tetraphase Pharmaceuticals, Inc.*	5,392	$255,796
TherapeuticsMD, Inc.*	19,141	150,448
Theravance, Inc.	11,122	200,975
VIVUS, Inc.*	16,000	37,760
XenoPort, Inc.*	8,946	54,839
Zogenix, Inc.*	23,598	39,645
ZS Pharma, Inc.*	2,743	143,706

		7,167,116

Total Health Care		64,298,215

Industrials (13.8%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	4,459	91,900
Astronics Corp.*	2,869	203,384
Curtiss-Wright Corp.	421	30,497
HEICO Corp.	2,868	167,204
HEICO Corp., Class A	5,952	302,183
Moog, Inc., Class A*	535	37,814
Sparton Corp.*	888	24,260
TASER International, Inc.*	7,981	265,847
Teledyne Technologies, Inc.*	1,368	144,338
Vectrus, Inc.*	1,509	37,529

		1,304,956

Air Freight & Logistics (2.1%)
Echo Global Logistics, Inc.*	4,468	145,925
Forward Air Corp.	4,613	241,075
Hub Group, Inc., Class A*	4,922	198,554
Park-Ohio Holdings Corp.	1,334	64,646
Radiant Logistics, Inc.*	3,553	25,972
XPO Logistics, Inc.*	118,879	5,370,953

		6,047,125

Airlines (0.2%)
Allegiant Travel Co.	2,001	355,938
Hawaiian Holdings, Inc.*	7,139	169,551
Virgin America, Inc.*	3,516	96,620

		622,109

Building Products (0.7%)
AAON, Inc.	6,073	136,764
Advanced Drainage Systems, Inc.	5,030	147,530
American Woodmark Corp.*	1,915	105,038
Apogee Enterprises, Inc.	4,334	228,142
Builders FirstSource, Inc.*	6,880	88,339
Continental Building Products, Inc.*	4,696	99,508
Griffon Corp.	1,298	20,664
Insteel Industries, Inc.	2,511	46,956
Masonite International Corp.*	4,478	313,953
NCI Building Systems, Inc.*	4,056	61,124
Nortek, Inc.*	1,450	120,538
Patrick Industries, Inc.*	1,914	72,828
PGT, Inc.*	7,182	104,211
Ply Gem Holdings, Inc.*	3,247	38,282
Quanex Building Products Corp.	337	7,222
Simpson Manufacturing Co., Inc.	463	15,742
Trex Co., Inc.*	4,792	236,868

		1,843,709

Commercial Services & Supplies (1.0%)
ARC Document Solutions, Inc.*	6,255	47,601
Brink’s Co.	7,257	213,574
Casella Waste Systems, Inc., Class A*	1,305	7,321
Deluxe Corp.	4,110	254,820
G&K Services, Inc., Class A	2,147	148,444
Healthcare Services Group, Inc.	10,610	350,660
Heritage-Crystal Clean, Inc.*	198	2,911
Herman Miller, Inc.	8,882	256,956
HNI Corp.	6,610	338,101
InnerWorkings, Inc.*	2,164	14,434
Interface, Inc.	9,853	246,818
Kimball International, Inc., Class B	1,700	20,672
Knoll, Inc.	7,280	182,218
Matthews International Corp., Class A	252	13,391
Mobile Mini, Inc.	642	26,990
MSA Safety, Inc.	2,847	138,108
Multi-Color Corp.	1,892	120,861
SP Plus Corp.*	2,331	60,862
Steelcase, Inc., Class A	12,393	234,352
Team, Inc.*	3,128	125,902
U.S. Ecology, Inc.	3,249	158,291
West Corp.	1,214	36,541

		2,999,828

Construction & Engineering (0.2%)
Argan, Inc.	1,683	67,875
Comfort Systems USA, Inc.	5,160	118,422
Dycom Industries, Inc.*	5,086	299,311
Furmanite Corp.*	4,843	39,325
Great Lakes Dredge & Dock Corp.*	815	4,857
HC2 Holdings, Inc.*	1,769	15,833
NV5 Holdings, Inc.*	735	17,831
Primoris Services Corp.	3,962	78,448

		641,902

Electrical Equipment (1.8%)
Allied Motion Technologies, Inc.	920	20,663
AZZ, Inc.	3,859	199,896
Babcock & Wilcox Co.	103,595	3,397,916
Encore Wire Corp.	2,402	106,385
EnerSys, Inc.	1,784	125,397
Enphase Energy, Inc.*	4,072	30,988
Franklin Electric Co., Inc.	6,559	212,052
FuelCell Energy, Inc.*	10,615	10,370
Generac Holdings, Inc.*	10,353	411,532
General Cable Corp.	6,641	131,027
Plug Power, Inc.*	14,970	36,676
Polypore International, Inc.*	6,723	402,573
Power Solutions International, Inc.*	687	37,112
PowerSecure International, Inc.*	585	8,635
Thermon Group Holdings, Inc.*	699	16,825
Vicor Corp.*	2,080	25,355

		5,173,402

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	704	14,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (2.7%)
Accuride Corp.*	5,251	$20,216
Albany International Corp., Class A	573	22,805
Altra Industrial Motion Corp.	3,171	86,188
American Railcar Industries, Inc.	376	18,289
Blount International, Inc.	7,325	79,989
Blue Bird Corp.*	688	8,937
CLARCOR, Inc.	7,061	439,477
Commercial Vehicle Group, Inc.*	4,440	32,012
Douglas Dynamics, Inc.	841	18,065
EnPro Industries, Inc.	2,055	117,587
FreightCar America, Inc.	885	18,479
Global Brass & Copper Holdings, Inc.	2,950	50,180
Gorman-Rupp Co.	658	18,477
Greenbrier Cos., Inc.	3,954	185,245
Harsco Corp.	11,938	196,977
Hillenbrand, Inc.	9,409	288,856
Hyster-Yale Materials Handling, Inc.	407	28,197
John Bean Technologies Corp.	4,344	163,291
Kadant, Inc.	248	11,706
Lindsay Corp.	1,491	131,074
Lydall, Inc.*	868	25,658
Manitowoc Co., Inc.	178,645	3,501,442
Meritor, Inc.*	8,200	107,584
Miller Industries, Inc.	55	1,097
Mueller Industries, Inc.	5,719	198,564
Mueller Water Products, Inc., Class A	24,002	218,418
Navistar International Corp.*	500	11,315
NN, Inc.	2,847	72,655
Omega Flex, Inc.	421	15,855
Proto Labs, Inc.*	3,458	233,346
RBC Bearings, Inc.*	3,479	249,653
Rexnord Corp.*	15,213	363,743
Standex International Corp.	1,393	111,342
Sun Hydraulics Corp.	3,342	127,364
Tennant Co.	2,527	165,114
Titan International, Inc.	310	3,329
TriMas Corp.*	490	14,504
Wabash National Corp.*	10,180	127,657
Woodward, Inc.	6,720	369,533
Xerium Technologies, Inc.*	1,715	31,213

		7,885,433

Marine (0.1%)
Matson, Inc.	5,929	249,255

Professional Services (4.0%)
Advisory Board Co.*	66,220	3,620,247
Barrett Business Services, Inc.	1,064	38,644
CEB, Inc.	42,958	3,739,923
Exponent, Inc.	3,714	166,313
Franklin Covey Co.*	229	4,646
FTI Consulting, Inc.*	550	22,682
GP Strategies Corp.*	1,935	64,319
Heidrick & Struggles International, Inc.	101	2,634
Huron Consulting Group, Inc.*	443	31,050
Insperity, Inc.	2,893	147,254

Kforce, Inc.	3,695	84,505
Korn/Ferry International	4,110	142,905
Mistras Group, Inc.*	1,419	26,933
On Assignment, Inc.*	7,738	303,949
Paylocity Holding Corp.*	2,305	82,634
Resources Connection, Inc.	1,018	16,380
RPX Corp.*	1,052	17,779
TriNet Group, Inc.*	5,674	143,836
TrueBlue, Inc.*	6,265	187,323
Volt Information Sciences, Inc.*	828	8,040
WageWorks, Inc.*	65,915	2,666,262

		11,518,258

Road & Rail (0.4%)
ArcBest Corp.	1,299	41,308
Celadon Group, Inc.	2,790	57,697
Covenant Transportation Group, Inc., Class A*	1,656	41,499
Heartland Express, Inc.	7,526	152,251
Knight Transportation, Inc.	9,341	249,778
Marten Transport Ltd.	388	8,420
P.A.M. Transportation Services, Inc.*	443	25,716
Quality Distribution, Inc.*	1,181	18,258
Roadrunner Transportation Systems, Inc.*	1,696	43,757
Saia, Inc.*	3,744	147,102
Swift Transportation Co.*	13,197	299,176
Universal Truckload Services, Inc.	806	17,700
USA Truck, Inc.*	519	11,018
Werner Enterprises, Inc.	1,551	40,714
YRC Worldwide, Inc.*	1,013	13,149

		1,167,543

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	2,363	93,693
Beacon Roofing Supply, Inc.*	1,809	60,095
DXP Enterprises, Inc.*	588	27,342
H&E Equipment Services, Inc.	4,675	93,360
Kaman Corp.	320	13,421
Lawson Products, Inc.*	521	12,233
Neff Corp., Class A*	705	7,113
Real Industry, Inc.*	2,314	26,264
Stock Building Supply Holdings, Inc.*	2,251	44,007

		377,528

Total Industrials		39,845,360

Information Technology (28.3%)
Communications Equipment (0.8%)
Aerohive Networks, Inc.*	3,329	23,236
Alliance Fiber Optic Products, Inc.	2,137	39,641
Applied Optoelectronics, Inc.*	1,826	31,699
CalAmp Corp.*	5,406	98,714
Ciena Corp.*	17,587	416,460
Clearfield, Inc.*	1,631	25,949
Extreme Networks, Inc.*	1,351	3,634
Harmonic, Inc.*	1,963	13,407
Infinera Corp.*	19,322	405,376
InterDigital, Inc.	4,832	274,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Ixia*	8,045	$100,080
KVH Industries, Inc.*	1,889	25,407
Novatel Wireless, Inc.*	4,778	15,529
Plantronics, Inc.	5,830	328,287
Ruckus Wireless, Inc.*	11,189	115,694
ShoreTel, Inc.*	2,077	14,082
Ubiquiti Networks, Inc.	4,287	136,820
ViaSat, Inc.*	5,434	327,453

		2,396,361

Electronic Equipment, Instruments & Components (1.4%)
Badger Meter, Inc.	2,143	136,059
Belden, Inc.	6,377	518,004
Cognex Corp.	15,593	750,023
Coherent, Inc.*	301	19,107
Daktronics, Inc.	1,349	15,999
DTS, Inc.*	2,304	70,249
FARO Technologies, Inc.*	13,537	632,178
FEI Co.	6,197	513,917
InvenSense, Inc.*	11,548	174,375
Littelfuse, Inc.	2,909	276,035
Mesa Laboratories, Inc.	421	37,427
Methode Electronics, Inc.	5,740	157,563
MTS Systems Corp.	2,210	152,379
Newport Corp.*	2,004	37,996
OSI Systems, Inc.*	759	53,730
Plexus Corp.*	1,892	83,021
RealD, Inc.*	6,114	75,386
Rofin-Sinar Technologies, Inc.*	466	12,862
Rogers Corp.*	864	57,145
Universal Display Corp.*	6,000	310,380

		4,083,835

Internet Software & Services (12.8%)
Amber Road, Inc.*	2,286	16,048
Angie’s List, Inc.*	106,226	654,352
Apigee Corp.*	648	6,435
Autohome, Inc. (ADR)*	42,606	2,153,307
Bazaarvoice, Inc.*	4,039	23,790
Benefitfocus, Inc.*	67,104	2,942,510
Box, Inc., Class A*	1,880	35,043
Brightcove, Inc.*	4,559	31,275
Carbonite, Inc.*	2,686	31,722
Care.com, Inc.*	354	2,096
ChannelAdvisor Corp.*	3,179	37,989
Cimpress N.V.*	4,907	412,973
comScore, Inc.*	5,138	273,650
Constant Contact, Inc.*	4,793	137,847
Cornerstone OnDemand, Inc.*	8,048	280,070
Coupons.com, Inc.*	86,852	937,133
Criteo S.A. (ADR)*	112,212	5,349,146
Cvent, Inc.*	3,480	89,714
Dealertrack Technologies, Inc.*	86,390	5,424,428
Demandware, Inc.*	4,979	353,907
DHI Group, Inc.*	2,337	20,776
EarthLink Holdings Corp.	15,310	114,672
Endurance International Group Holdings, Inc.*	8,775	181,291
Envestnet, Inc.*	5,262	212,743
Everyday Health, Inc.*	53,423	682,746
Five9, Inc.*	3,377	17,662
Gogo, Inc.*	8,376	179,498
GrubHub, Inc.*	156,610	5,335,703

GTT Communications, Inc.*	3,654	87,221
Hortonworks, Inc.*	1,098	27,801
Internap Corp.*	8,132	75,221
Intralinks Holdings, Inc.*	3,192	38,017
j2 Global, Inc.	7,198	489,032
Just Eat plc*	326,358	2,086,030
LivePerson, Inc.*	8,455	82,944
LogMeIn, Inc.*	3,674	236,936
Marin Software, Inc.*	554	3,734
Marketo, Inc.*	53,603	1,504,100
MaxPoint Interactive, Inc.*	994	8,031
New Relic, Inc.*	23,150	814,648
NIC, Inc.	9,803	179,199
OPOWER, Inc.*	64,849	746,412
Q2 Holdings, Inc.*	2,884	81,473
Reis, Inc.	772	17,123
RetailMeNot, Inc.*	384	6,847
SciQuest, Inc.*	2,392	35,425
Shutterstock, Inc.*	24,218	1,420,143
SPS Commerce, Inc.*	2,468	162,394
Stamps.com, Inc.*	2,129	156,631
TechTarget, Inc.*	786	7,019
Textura Corp.*	2,936	81,709
Travelzoo, Inc.*	1,004	11,325
TrueCar, Inc.*	7,285	87,347
Web.com Group, Inc.*	6,567	159,053
WebMD Health Corp.*	5,686	251,776
Wix.com Ltd.*	2,771	65,451
XO Group, Inc.*	4,008	65,531
Xoom Corp.*	4,786	100,769
Youku Tudou, Inc. (ADR)*	55,885	1,370,859
Zillow Group, Inc., Class A*	8,659	751,082

		37,149,809

IT Services (1.7%)
6D Global Technologies, Inc.*	1,297	8,483
Blackhawk Network Holdings, Inc.*	8,111	334,173
Cardtronics, Inc.*	6,753	250,199
Cass Information Systems, Inc.	986	55,433
CSG Systems International, Inc.	4,913	155,546
Datalink Corp.*	231	2,065
EPAM Systems, Inc.*	7,299	519,908
Euronet Worldwide, Inc.*	7,760	478,792
EVERTEC, Inc.	9,868	209,596
ExlService Holdings, Inc.*	4,612	159,483
Forrester Research, Inc.	1,522	54,823
Hackett Group, Inc.	3,559	47,797
Heartland Payment Systems, Inc.	5,494	296,951
IGATE Corp.*	5,435	259,195
Lionbridge Technologies, Inc.*	9,841	60,719
Luxoft Holding, Inc.*	2,737	154,777
MAXIMUS, Inc.	9,872	648,887
Perficient, Inc.*	3,568	68,648
PFSweb, Inc.*	1,613	22,356
Science Applications International Corp.	6,907	365,035
ServiceSource International, Inc.*	5,032	27,525
Syntel, Inc.*	4,723	224,248
TeleTech Holdings, Inc.	1,364	36,937
Unisys Corp.*	4,768	95,312
Virtusa Corp.*	4,428	227,599

		4,764,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	3,332	$91,597
Advanced Micro Devices, Inc.*	41,691	100,058
Ambarella, Inc.*	4,674	479,973
Applied Micro Circuits Corp.*	3,220	21,735
Cabot Microelectronics Corp.*	3,107	146,371
Cascade Microtech, Inc.*	1,539	23,431
Cavium, Inc.*	8,252	567,820
CEVA, Inc.*	1,409	27,377
Cirrus Logic, Inc.*	9,463	322,026
Entegris, Inc.*	12,209	177,885
Exar Corp.*	801	7,834
FormFactor, Inc.*	3,863	35,540
Inphi Corp.*	5,702	130,348
Integrated Device Technology, Inc.*	22,122	480,047
Lattice Semiconductor Corp.*	4,444	26,175
MA-COM Technology Solutions Holdings, Inc.*	3,501	133,913
Mattson Technology, Inc.*	10,995	36,833
MaxLinear, Inc., Class A*	7,650	92,565
Micrel, Inc.	6,615	91,949
Microsemi Corp.*	14,202	496,360
Monolithic Power Systems, Inc.	5,871	297,718
NVE Corp.	315	24,696
PDF Solutions, Inc.*	3,765	60,240
PMC-Sierra, Inc.*	8,912	76,287
Power Integrations, Inc.	2,924	132,106
Rambus, Inc.*	17,198	249,199
Rudolph Technologies, Inc.*	698	8,383
Semtech Corp.*	3,392	67,331
Silicon Laboratories, Inc.*	4,514	243,801
Synaptics, Inc.*	5,501	477,129
Tessera Technologies, Inc.	45,076	1,711,987
Xcerra Corp.*	3,523	26,669

		6,865,383

Software (8.7%)
A10 Networks, Inc.*	4,915	31,653
ACI Worldwide, Inc.*	17,449	428,722
Advent Software, Inc.	7,903	349,392
American Software, Inc., Class A	729	6,925
Aspen Technology, Inc.*	12,760	581,218
AVG Technologies N.V.*	6,149	167,314
Barracuda Networks, Inc.*	1,229	48,693
Blackbaud, Inc.	7,000	398,650
Bottomline Technologies de, Inc.*	5,161	143,527
BroadSoft, Inc.*	4,346	150,241
Callidus Software, Inc.*	8,209	127,896
Code Rebel Corp.*	179	5,794
CommVault Systems, Inc.*	6,756	286,522
Comverse, Inc.*	3,377	67,810
Cyan, Inc.*	888	4,653
Digimarc Corp.*	1,035	46,720
Digital Turbine, Inc.*	6,279	18,963
Ebix, Inc.	4,002	130,505
Ellie Mae, Inc.*	45,615	3,183,471
Epiq Systems, Inc.	1,762	29,743
ePlus, Inc.*	59	4,522
Fair Isaac Corp.	4,671	424,033
FireEye, Inc.*	19,234	940,735

Fleetmatics Group plc*	87,369	4,091,490
Gigamon, Inc.*	4,084	134,731
Globant S.A.*	2,271	69,107
Glu Mobile, Inc.*	9,400	58,374
Guidance Software, Inc.*	2,684	22,733
Guidewire Software, Inc.*	70,634	3,738,658
HubSpot, Inc.*	2,798	138,725
Imperva, Inc.*	3,961	268,160
Infoblox, Inc.*	8,464	221,841
Interactive Intelligence Group, Inc.*	2,554	113,576
Jive Software, Inc.*	6,810	35,752
Manhattan Associates, Inc.*	11,021	657,403
MicroStrategy, Inc., Class A*	1,386	235,731
MobileIron, Inc.*	5,622	33,226
Model N, Inc.*	3,061	36,457
Monotype Imaging Holdings, Inc.	5,960	143,696
NetScout Systems, Inc.*	5,576	204,472
Park City Group, Inc.*	1,427	17,681
Paycom Software, Inc.*	4,715	161,017
Pegasystems, Inc.	5,344	122,324
Proofpoint, Inc.*	5,888	374,889
PROS Holdings, Inc.*	3,591	75,806
QAD, Inc., Class A	412	10,889
Qlik Technologies, Inc.*	13,625	476,330
Qualys, Inc.*	3,711	149,739
Rally Software Development Corp.*	3,795	73,813
RealPage, Inc.*	7,829	149,299
Rubicon Project, Inc.*	3,816	57,087
Sapiens International Corp. N.V.	2,687	27,891
Silver Spring Networks, Inc.*	5,094	63,217
Solera Holdings, Inc.	29,005	1,292,463
Synchronoss Technologies, Inc.*	5,793	264,914
Take-Two Interactive Software, Inc.*	6,542	180,363
Tangoe, Inc.*	5,816	73,165
TiVo, Inc.*	14,503	147,060
TubeMogul, Inc.*	2,053	29,337
Tyler Technologies, Inc.*	5,025	650,134
Varonis Systems, Inc.*	1,323	29,225
VASCO Data Security International, Inc.*	4,390	132,534
Verint Systems, Inc.*	8,668	526,538
VirnetX Holding Corp.*	6,684	28,073
Workiva, Inc.*	1,012	13,996
Xero Ltd.*	45,076	551,351
Yodlee, Inc.*	2,665	38,483
Zendesk, Inc.*	70,648	1,569,092
Zix Corp.*	8,704	45,000

		25,113,544

Technology Hardware, Storage & Peripherals (0.5%)
Avid Technology, Inc.*	3,019	40,274
Cray, Inc.*	6,138	181,133
Diebold, Inc.	9,660	338,100
Dot Hill Systems Corp.*	9,092	55,643
Eastman Kodak Co.*	2,526	42,437
Electronics for Imaging, Inc.*	7,010	305,005
Immersion Corp.*	4,194	53,138
Nimble Storage, Inc.*	7,537	211,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Silicon Graphics International Corp.*	5,194	$33,605
Super Micro Computer, Inc.*	5,523	163,370
Violin Memory, Inc.*	13,329	32,656

		1,456,849

Total Information Technology		81,830,268

Materials (2.6%)
Chemicals (1.7%)
A. Schulman, Inc.	3,898	170,420
American Vanguard Corp.	469	6,472
Balchem Corp.	4,676	260,547
Calgon Carbon Corp.	3,626	70,272
Chase Corp.	931	37,007
Chemtura Corp.*	10,072	285,138
Core Molding Technologies, Inc.*	1,133	25,878
Ferro Corp.*	10,841	181,912
H.B. Fuller Co.	7,543	306,397
Hawkins, Inc.	262	10,582
KMG Chemicals, Inc.	1,418	36,074
Koppers Holdings, Inc.	3,084	76,236
LSB Industries, Inc.*	1,077	43,985
Minerals Technologies, Inc.	4,864	331,384
Olin Corp.	9,215	248,344
OMNOVA Solutions, Inc.*	4,332	32,447
Platform Specialty Products Corp.*	59,567	1,523,724
PolyOne Corp.	13,334	522,293
Quaker Chemical Corp.	1,409	125,175
Rentech, Inc.*	29,741	31,823
Senomyx, Inc.*	6,480	34,733
Sensient Technologies Corp.	4,500	307,530
Stepan Co.	1,409	76,241
Trecora Resources*	3,002	45,330
Tredegar Corp.	764	16,892
Trinseo S.A.*	1,715	46,031
Valhi, Inc.	1,313	7,432

		4,860,299

Construction Materials (0.1%)
Headwaters, Inc.*	11,024	200,857
Summit Materials, Inc., Class A*	3,818	97,359
U.S. Concrete, Inc.*	2,168	82,146
United States Lime & Minerals, Inc.	30	1,744

		382,106

Containers & Packaging (0.2%)
AEP Industries, Inc.*	595	32,844
Berry Plastics Group, Inc.*	10,675	345,870
Myers Industries, Inc.	3,652	69,388

		448,102

Metals & Mining (0.2%)
Century Aluminum Co.*	479	4,996
Globe Specialty Metals, Inc.	9,668	171,124
Handy & Harman Ltd.*	67	2,322
Haynes International, Inc.	101	4,981
Kaiser Aluminum Corp.	811	67,378
Olympic Steel, Inc.	287	5,005
RTI International Metals, Inc.*	362	11,410
Ryerson Holding Corp.*	285	2,593

Stillwater Mining Co.*	5,876	68,103
SunCoke Energy, Inc.	7,007	91,091
Worthington Industries, Inc.	1,670	50,200

		479,203

Paper & Forest Products (0.4%)
Boise Cascade Co.*	4,982	182,740
Clearwater Paper Corp.*	2,856	163,649
Deltic Timber Corp.	1,641	110,997
KapStone Paper and Packaging Corp.	12,769	295,219
Louisiana-Pacific Corp.*	19,522	332,460
Neenah Paper, Inc.	1,358	80,068
Schweitzer-Mauduit International, Inc.	799	31,864
Wausau Paper Corp.	5,717	52,482

		1,249,479

Total Materials		7,419,189

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	4,603	41,243
Cogent Communications Holdings, Inc.	6,875	232,650
Consolidated Communications Holdings, Inc.	4,980	104,630
FairPoint Communications, Inc.*	3,101	56,500
General Communication, Inc., Class A*	5,314	90,391
IDT Corp., Class B	457	8,263
inContact, Inc.*	8,311	82,030
Inteliquent, Inc.	2,106	38,750
Intelsat S.A.*	1,319	13,084
Lumos Networks Corp.	2,891	42,758
Pacific DataVision, Inc.*	1,317	55,485
Straight Path Communications, Inc., Class B*	1,387	45,480
Vonage Holdings Corp.*	2,936	14,416
Windstream Holdings, Inc.	14,143	90,232

		915,912

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,903	23,979
Leap Wireless International, Inc.*†	1,729	3,268
RingCentral, Inc., Class A*	7,950	146,995
Shenandoah Telecommunications Co.	3,119	106,763

		281,005

Total Telecommunication Services		1,196,917

Utilities (0.0%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B*	376	3,937
Spark Energy, Inc., Class A	320	5,043

		8,980

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	2,354	88,698
Vivint Solar, Inc.*	1,840	22,393

		111,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Water Utilities (0.0%)
American States Water Co.	465	$17,386
York Water Co.	190	3,964

		21,350

Total Utilities		141,421

Total Common Stocks (97.8%) (Cost $221,828,090)		283,177,868

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000% (b)†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,567)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	855	—

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,359,648	3,359,648

Total Short-Term Investments (1.2%) (Cost $3,359,648)		3,359,648

Total Investments (99.0%) (Cost $225,821,305)		286,537,516
Other Assets Less Liabilities (1.0%)		2,798,247

Net Assets (100%)		$289,335,763

*	Non-income producing.
†	Securities (totaling $11,550 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	29	September-15	$3,667,840	$3,626,160	$(41,680)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$57,006,858	$2,278,670	$—	(c)	$59,285,528
Consumer Staples	4,705,609	—	—		4,705,609
Energy	2,184,702	—	—		2,184,702
Financials	22,270,659	—	—		22,270,659
Health Care	64,289,933	—	8,282		64,298,215
Industrials	39,845,360	—	—		39,845,360
Information Technology	79,192,887	2,637,381	—		81,830,268
Materials	7,419,189	—	—		7,419,189
Telecommunication Services	1,193,649	—	3,268		1,196,917
Utilities	141,421	—	—		141,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Preferred Stocks
Consumer Discretionary	$—	$—	$—	(c)	$—
Short-Term Investments	3,359,648	—	—		3,359,648
Warrants
Energy	—	—	—	(c)	—

Total Assets	$281,609,915	$4,916,051	$11,550		$286,537,516

Liabilities:
Futures	$(41,680)	$—	$—		$(41,680)

Total Liabilities	$(41,680)	$—	$—		$(41,680)

Total	$281,568,235	$4,916,051	$11,550		$286,495,836

(a)	A security with a market value of $559,981 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $3,268 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(41,680	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(10,392)	$(10,392)
Equity contracts	434,528	—	434,528

Total	$434,528	$(10,392)	$424,136

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(188,401)	$(188,401)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $3,803,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,837,487
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$61,389,613

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,257,778
Aggregate gross unrealized depreciation	(16,676,800)

Net unrealized appreciation	$60,580,978

Federal income tax cost of investments	$225,956,538

For the six months ended June 30, 2015, the Portfolio incurred approximately $53 with Bank of America Corp. and $432 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $225,821,305)	$286,537,516
Cash	2,978,187
Foreign cash (Cost $258)	262
Cash held as collateral at broker	147,900
Receivable for securities sold	30,589,023
Receivable from Separate Accounts for Trust shares sold	104,245
Dividends, interest and other receivables	71,321
Due from broker for futures variation margin	14,211
Other assets	2,959

Total assets	320,445,624

LIABILITIES
Payable for securities purchased	30,852,912
Investment management fees payable	191,373
Administrative fees payable	29,554
Trustees’ fees payable	702
Distribution fees payable – Class IB	22
Accrued expenses	35,298

Total liabilities	31,109,861

NET ASSETS	$289,335,763

Net assets were comprised of:
Paid in capital	$219,892,400
Accumulated undistributed net investment income (loss)	(392,595)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	9,163,526
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	60,672,432

Net assets	$289,335,763

Class IB
Net asset value, offering and redemption price per share, $104,827 / 9,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

Class K
Net asset value, offering and redemption price per share, $289,230,936 / 26,848,522 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$761,712
Interest	4,858

Total income	766,570

EXPENSES
Investment management fees	1,114,082
Administrative fees	172,146
Professional fees	22,088
Custodian fees	17,687
Printing and mailing expenses	7,165
Recoupment fees	6,959
Offering costs	6,804
Trustees’ fees	3,154
Distribution fees – Class IB	62
Miscellaneous	3,117

Total expenses	1,353,264

NET INVESTMENT INCOME (LOSS)	(586,694)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,501,348
Futures	434,528
Foreign currency transactions	(2,926)

Net realized gain (loss)	9,932,950

Change in unrealized appreciation (depreciation) on:
Investments	9,635,879
Futures	(188,401)
Foreign currency translations	(64)

Net change in unrealized appreciation (depreciation)	9,447,414

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,380,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,793,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(586,694)	$(809,048)
Net realized gain (loss) on investments, futures and foreign currency transactions	9,932,950	8,094,614
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	9,447,414	3,281,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,793,670	10,566,827

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IB	—	(806)
Class K	—	(8,492,395)

TOTAL DISTRIBUTIONS	—	(8,493,201)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,735 and 2,500 shares, respectively ]	100,000	25,000
Capital shares issued in reinvestment of distributions [ 0 and 81 shares, respectively ]	—	806
Capital shares repurchased [ (2,581) and 0 shares, respectively ]	(27,531)	—

Total Class IB transactions	72,469	25,806

Class K
Capital shares sold [ 76,269 and 943,902 shares, respectively ]	790,935	9,382,341
Capital shares sold in-kind (Note 9)[ 0 and 27,239,130 shares, respectively ]	—	272,391,299
Capital shares issued in reinvestment of distributions [ 0 and 850,918 shares, respectively ]	—	8,492,395
Capital shares repurchased [ (391,051) and (1,870,646) shares, respectively ]	(4,067,250)	(18,619,528)

Total Class K transactions	(3,276,315)	271,646,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,203,846)	271,672,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,589,824	273,745,939
NET ASSETS:
Beginning of period	273,745,939	—

End of period (a)	$289,335,763	$273,745,939

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(392,595)	$194,099

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015 ** to June 30, 2015	January 1, 2015 to April 13, 2015 ‡	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$10.27	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.51	0.63	0.43

Total from investment operations	0.50	0.61	0.38

Less distributions:
Distributions from net realized gains	—	—	(0.32)

Net asset value, end of period	$10.77	$10.67	$10.06

Total return (b)	4.87%	6.06%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	105	—	$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.21%	1.23%	1.25%
Before waivers and reimbursements (a)(f)	1.21%	1.23%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.53)%	(0.69)%	(0.70	)%(l)
Before waivers and reimbursements (a)(f)	(0.53)%	(0.69)%	(5.28	)%(l)
Portfolio turnover rate (z)^	23%	23%	33%

Class K	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$10.08	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.71	0.43

Total from investment operations	0.69	0.40

Less distributions:
Distributions from net realized gains	—	(0.32)

Net asset value, end of period	$10.77	$10.08

Total return (b)	6.85%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289,231	$273,720
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.97%	1.00%
Before waivers and reimbursements (a)(f)	0.97%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.42)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.42)%	(0.43	)%(l)
Portfolio turnover rate (z)^	23%	33%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY

PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	18.0%
Information Technology	14.7
Health Care	12.3
Consumer Discretionary	12.3
Consumer Staples	8.7
Energy	7.0
Industrials	6.3
Investment Companies	5.6
Materials	3.5
Utilities	2.0
Telecommunication Services	1.9
Government Securities	0.2
Cash and Other	7.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,013.80	$5.51
Hypothetical (5% average return before expenses)	1,000.00	1,019.32	5.53
Class IB
Actual	1,000.00	1,013.90	5.51
Hypothetical (5% average return before expenses)	1,000.00	1,019.32	5.53
Class K
Actual	1,000.00	1,015.40	4.27
Hypothetical (5% average return before expenses)	1,000.00	1,020.56	4.28

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.2%)
BorgWarner, Inc.	3,407	$193,654
Delphi Automotive plc	4,367	371,588
Goodyear Tire & Rubber Co.	4,056	122,288
International Automotive Components Group North America LLC (b)*†	131,578	100,275
Johnson Controls, Inc.	9,888	489,753

		1,277,558

Automobiles (1.2%)
Ford Motor Co.	59,976	900,240
General Motors Co.	152,594	5,085,958
Harley-Davidson, Inc.	3,183	179,362
Volkswagen AG (Preference) (q)	9,338	2,165,377

		8,330,937

Distributors (0.0%)
Genuine Parts Co.	2,298	205,740

Diversified Consumer Services (0.1%)
Cengage Learning Holdings II LP†	21,311	591,380
H&R Block, Inc.	4,141	122,781

		714,161

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	6,836	337,630
Chipotle Mexican Grill, Inc.*	467	282,530
Darden Restaurants, Inc.	1,908	135,621
Marriott International, Inc., Class A	3,121	232,171
McDonald’s Corp.	14,459	1,374,617
Royal Caribbean Cruises Ltd.	2,478	194,994
Starbucks Corp.	22,638	1,213,736
Starwood Hotels & Resorts Worldwide, Inc.	2,583	209,456
Wyndham Worldwide Corp.	1,814	148,585
Wynn Resorts Ltd.	1,219	120,279
Yum! Brands, Inc.	6,516	586,961

		4,836,580

Household Durables (0.2%)
D.R. Horton, Inc.	5,003	136,882
Garmin Ltd.	1,818	79,865
Harman International Industries, Inc.	1,074	127,741
Leggett & Platt, Inc.	2,082	101,352
Lennar Corp., Class A	2,686	137,093
Mohawk Industries, Inc.*	934	178,301
Newell Rubbermaid, Inc.	4,079	167,688
PulteGroup, Inc.	4,986	100,468
Whirlpool Corp.	1,191	206,102

		1,235,492

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	5,762	2,501,227
Expedia, Inc.	1,513	165,446
Netflix, Inc.*	916	601,757
Priceline Group, Inc.*	782	900,371
TripAdvisor, Inc.*	1,678	146,221

		4,315,022

Leisure Products (0.0%)
Hasbro, Inc.	1,684	125,946
Mattel, Inc.	5,089	130,737

		256,683

Media (5.7%)
Cablevision Systems Corp. – New York Group, Class A	3,301	79,026
CBS Corp. (Non-Voting), Class B	77,832	4,319,676
Comcast Corp., Class A	37,922	2,280,629
DIRECTV*	67,643	6,276,594
Discovery Communications, Inc., Class A*	2,236	74,369
Discovery Communications, Inc., Class C*	3,940	122,455
Gannett Co., Inc.*	1	7
Interpublic Group of Cos., Inc.	6,203	119,532
News Corp., Class A*	7,514	109,629
Omnicom Group, Inc.	3,712	257,947
Reed Elsevier plc	272,621	4,433,482
Scripps Networks Interactive, Inc., Class A	1,466	95,833
TEGNA, Inc.	3,413	109,455
Time Warner Cable, Inc.	42,892	7,642,068
Time Warner, Inc.	42,186	3,687,478
Tribune Co., Class 1C Litigation Interests*†	24,120	—
Tribune Media Co., Class A	1,886	100,694
Tribune Publishing Co.	3,282	51,002
Twenty-First Century Fox, Inc., Class A	26,696	868,821
Twenty-First Century Fox, Inc., Class B	184,895	5,957,317
Viacom, Inc., Class B	5,391	348,474
Walt Disney Co.	23,552	2,688,225

		39,622,713

Multiline Retail (0.7%)
Dollar General Corp.	4,483	348,508
Dollar Tree, Inc.*	3,130	247,239
Family Dollar Stores, Inc.	1,447	114,038
Kohl’s Corp.	2,986	186,953
Macy’s, Inc.	45,753	3,086,955
Nordstrom, Inc.	2,117	157,717
Target Corp.	9,633	786,342

		4,927,752

Specialty Retail (1.1%)
AutoNation, Inc.*	1,128	71,042
AutoZone, Inc.*	480	320,112
Bed Bath & Beyond, Inc.*	2,606	179,762
Best Buy Co., Inc.	4,463	145,539
CarMax, Inc.*	3,160	209,224
GameStop Corp., Class A	1,633	70,154
Gap, Inc.	3,990	152,298
Home Depot, Inc.	19,598	2,177,926
L Brands, Inc.	3,699	317,115
Lowe’s Cos., Inc.	14,072	942,402
Office Depot, Inc.*	127,123	1,100,885
O’Reilly Automotive, Inc.*	1,530	345,749
Ross Stores, Inc.	6,228	302,743
Staples, Inc.	9,636	147,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Tiffany & Co.	1,693	$155,417
TJX Cos., Inc.	10,271	679,632
Tractor Supply Co.	2,049	184,287
Urban Outfitters, Inc.*	1,506	52,710

		7,554,524

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	4,150	143,631
Fossil Group, Inc.*	667	46,263
Hanesbrands, Inc.	6,030	200,920
Michael Kors Holdings Ltd.*	3,021	127,154
NIKE, Inc., Class B	10,528	1,137,235
PVH Corp.	1,241	142,963
Ralph Lauren Corp.	907	120,050
Under Armour, Inc., Class A*	2,545	212,355
VF Corp.	5,151	359,231

		2,489,802

Total Consumer Discretionary		75,766,964

Consumer Staples (8.7%)
Beverages (1.4%)
Brown-Forman Corp., Class B	2,345	234,922
Coca-Cola Co.	59,185	2,321,827
Coca-Cola Enterprises, Inc.	3,265	141,832
Constellation Brands, Inc., Class A	2,557	296,663
Dr. Pepper Snapple Group, Inc.	2,903	211,629
Molson Coors Brewing Co., Class B	2,405	167,893
Monster Beverage Corp.*	2,210	296,184
PepsiCo, Inc.	64,329	6,004,469

		9,675,419

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	6,640	896,798
CVS Health Corp.	49,464	5,187,784
Kroger Co.	54,246	3,933,378
Sysco Corp.	8,987	324,431
Walgreens Boots Alliance, Inc.	61,849	5,222,530
Wal-Mart Stores, Inc.	23,809	1,688,772
Whole Foods Market, Inc.	5,428	214,080

		17,467,773

Food Products (0.6%)
Archer-Daniels-Midland Co.	9,360	451,339
Campbell Soup Co.	2,674	127,416
ConAgra Foods, Inc.	6,481	283,349
General Mills, Inc.	8,994	501,146
Hershey Co.	2,226	197,736
Hormel Foods Corp.	2,026	114,206
J.M. Smucker Co.	1,469	159,254
Kellogg Co.	3,809	238,824
Keurig Green Mountain, Inc.	1,743	133,566
Kraft Foods Group, Inc.	8,936	760,811
McCormick & Co., Inc. (Non-Voting)	1,930	156,234
Mead Johnson Nutrition Co.	3,044	274,630
Mondelez International, Inc., Class A	24,541	1,009,617
Tyson Foods, Inc., Class A	4,396	187,401

		4,595,529

Household Products (1.0%)
Clorox Co.	1,974	205,336
Colgate-Palmolive Co.	12,827	839,014
Energizer Holdings, Inc.	14,285	1,879,192
Kimberly-Clark Corp.	5,498	582,623
Procter & Gamble Co.	40,931	3,202,441

		6,708,606

Personal Products (0.1%)
Avon Products, Inc.	95,501	597,836
Estee Lauder Cos., Inc., Class A	3,356	290,831

		888,667

Tobacco (3.1%)
Altria Group, Inc.	100,718	4,926,118
British American Tobacco plc	105,106	5,639,797
Imperial Tobacco Group plc	82,310	3,966,539
Philip Morris International, Inc.	44,130	3,537,902
Reynolds American, Inc.	44,334	3,309,947

		21,380,303

Total Consumer Staples		60,716,297

Energy (6.8%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	68,533	4,228,486
Cameron International Corp.*	2,915	152,658
Diamond Offshore Drilling, Inc.	1,011	26,094
Ensco plc, Class A	3,525	78,502
FMC Technologies, Inc.*	3,482	144,468
Halliburton Co.	12,844	553,191
Helmerich & Payne, Inc.	1,620	114,080
National Oilwell Varco, Inc.	5,835	281,714
Noble Corp. plc	3,640	56,020
Schlumberger Ltd.	19,185	1,653,555
Transocean Ltd.	5,124	82,599

		7,371,367

Oil, Gas & Consumable Fuels (5.7%)
Anadarko Petroleum Corp.	27,956	2,182,245
Apache Corp.	64,880	3,739,034
BG Group plc	147,555	2,456,406
BP plc	339,359	2,240,315
Cabot Oil & Gas Corp.	6,216	196,053
Chesapeake Energy Corp.	7,784	86,947
Chevron Corp.	28,371	2,736,950
Cimarex Energy Co.	1,409	155,427
ConocoPhillips Co.	18,602	1,142,349
CONSOL Energy, Inc.	57,765	1,255,811
Devon Energy Corp.	5,814	345,875
EOG Resources, Inc.	8,283	725,177
EQT Corp.	2,285	185,862
Exxon Mobil Corp.	63,103	5,250,170
Hess Corp.	3,696	247,189
Kinder Morgan, Inc.	26,169	1,004,628
Marathon Oil Corp.	139,369	3,698,853
Marathon Petroleum Corp.	8,216	429,779
Murphy Oil Corp.	39,273	1,632,579
Newfield Exploration Co.*	2,495	90,119
Noble Energy, Inc.	5,819	248,355
Occidental Petroleum Corp.	11,592	901,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

ONEOK, Inc.	3,136	$123,809
Phillips 66	8,177	658,739
Pioneer Natural Resources Co.	2,261	313,578
Range Resources Corp.	2,495	123,203
Royal Dutch Shell plc, Class A	154,286	4,363,786
Southwestern Energy Co.*	5,904	134,198
Spectra Energy Corp.	10,096	329,130
Tesoro Corp.	1,913	161,476
Valero Energy Corp.	7,674	480,392
Whiting Petroleum Corp.*	48,602	1,633,027
Williams Cos., Inc.	10,184	584,460

		39,857,431

Total Energy		47,228,798

Financials (18.0%)
Banks (7.8%)
Bank of America Corp.	158,445	2,696,734
Barclays plc	807,990	3,307,189
BB&T Corp.	11,028	444,539
CIT Group, Inc.	74,866	3,480,520
Citigroup, Inc.	119,349	6,592,839
Citizens Financial Group, Inc.	120,100	3,279,931
Columbia Banking System, Inc.	12,109	394,027
Comerica, Inc.	2,684	137,743
FCB Financial Holdings, Inc., Class A*	39,554	1,257,817
Fifth Third Bancorp	12,257	255,191
Guaranty Bancorp	18,334	302,694
Huntington Bancshares, Inc./Ohio	12,186	137,824
ING Groep N.V. (CVA)	113,934	1,881,156
JPMorgan Chase & Co.	133,401	9,039,252
KB Financial Group, Inc.	30,828	1,019,815
KeyCorp	12,867	193,262
M&T Bank Corp.	2,000	249,860
People’s United Financial, Inc.	4,637	75,166
PNC Financial Services Group, Inc.	83,411	7,978,262
Regions Financial Corp.	20,202	209,293
Societe Generale S.A.	14,163	661,111
SunTrust Banks, Inc./Georgia	73,524	3,163,002
U.S. Bancorp/Minnesota	26,795	1,162,903
Wells Fargo & Co.	115,044	6,470,075
Zions Bancorp	3,053	96,887

		54,487,092

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	822	179,689
Ameriprise Financial, Inc.	2,746	343,058
Bank of New York Mellon Corp.	16,921	710,174
BlackRock, Inc.	1,908	660,130
Charles Schwab Corp.	17,441	569,449
E*TRADE Financial Corp.*	4,345	130,133
Franklin Resources, Inc.	5,894	288,983
Goldman Sachs Group, Inc.	6,062	1,265,685
Invesco Ltd.	6,529	244,772
Legg Mason, Inc.	1,492	76,883
Lehman Brothers Holdings, Inc. Claim Assignment	10,579,142	1,401,821
Morgan Stanley	23,194	899,695
Northern Trust Corp.	3,302	252,471
State Street Corp.	6,203	477,631
T. Rowe Price Group, Inc.	3,965	308,199

		7,808,773

Consumer Finance (0.6%)
Ally Financial, Inc.*	74,780	1,677,315
American Express Co.	13,186	1,024,816
Capital One Financial Corp.	8,244	725,225
Discover Financial Services	6,677	384,729
Navient Corp.	5,870	106,893

		3,918,978

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	27,516	3,745,203
CME Group, Inc./Illinois	4,801	446,781
Intercontinental Exchange, Inc.	1,685	376,783
Leucadia National Corp.	4,744	115,184
McGraw Hill Financial, Inc.	4,142	416,064
Moody’s Corp.	2,675	288,793
NASDAQ OMX Group, Inc.	1,778	86,784

		5,475,592

Insurance (6.3%)
ACE Ltd.	47,179	4,797,161
Aflac, Inc.	6,546	407,161
Alleghany Corp.*	8,080	3,787,581
Allstate Corp.	60,625	3,932,744
American International Group, Inc.	128,455	7,941,088
Aon plc	4,251	423,740
Assurant, Inc.	1,036	69,412
Chubb Corp.	3,473	330,421
Cincinnati Financial Corp.	2,223	111,550
Genworth Financial, Inc., Class A*	7,473	56,571
Hartford Financial Services Group, Inc.	6,333	263,263
Lincoln National Corp.	3,857	228,411
Loews Corp.	4,492	172,987
Marsh & McLennan Cos., Inc.	8,106	459,610
MetLife, Inc.	92,031	5,152,816
Principal Financial Group, Inc.	4,115	211,058
Progressive Corp.	8,063	224,393
Prudential Financial, Inc.	6,830	597,762
Torchmark Corp.	1,913	111,375
Travelers Cos., Inc.	4,835	467,351
Unum Group	3,783	135,242
White Mountains Insurance Group Ltd.	13,520	8,854,789
XL Group plc	128,632	4,785,110

		43,521,596

Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)	7,326	3,003,660
American Tower Corp. (REIT)	6,387	595,843
Apartment Investment & Management Co. (REIT), Class A	2,351	86,822
AvalonBay Communities, Inc. (REIT)	2,004	320,379
Boston Properties, Inc. (REIT)	2,328	281,781
Crown Castle International Corp. (REIT)	5,092	408,888
Equinix, Inc. (REIT)	861	218,694
Equity Residential (REIT)	5,511	386,707
Essex Property Trust, Inc. (REIT)	993	211,012
General Growth Properties, Inc. (REIT)	9,452	242,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

HCP, Inc. (REIT)	7,006	$255,509
Health Care REIT, Inc. (REIT)	5,300	347,839
Host Hotels & Resorts, Inc. (REIT)	11,396	225,983
Iron Mountain, Inc. (REIT)	2,813	87,203
Kimco Realty Corp. (REIT)	6,207	139,906
Macerich Co. (REIT)	2,118	158,003
Plum Creek Timber Co., Inc. (REIT)	2,649	107,470
Prologis, Inc. (REIT)	7,907	293,350
Public Storage (REIT)	2,199	405,430
Realty Income Corp. (REIT)	3,509	155,764
Simon Property Group, Inc. (REIT)	4,697	812,675
SL Green Realty Corp. (REIT)	1,509	165,824
Ventas, Inc. (REIT)	3,685	228,802
Vornado Realty Trust (REIT)	2,658	252,324
Weyerhaeuser Co. (REIT)	7,812	246,078

		9,638,484

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	4,209	155,733
Forestar Group, Inc.*	21,907	288,296

		444,029

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,241	71,541

Total Financials		125,366,085

Health Care (12.3%)
Biotechnology (1.3%)
Alexion Pharmaceuticals, Inc.*	3,378	610,641
Amgen, Inc.	11,471	1,761,028
Biogen, Inc.*	3,549	1,433,583
Celgene Corp.*	11,967	1,385,001
Gilead Sciences, Inc.	22,172	2,595,898
Regeneron Pharmaceuticals, Inc.*	1,138	580,528
Vertex Pharmaceuticals, Inc.*	3,678	454,159

		8,820,838

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	22,461	1,102,386
Baxter International, Inc.	8,212	574,265
Becton, Dickinson and Co.	3,162	447,897
Boston Scientific Corp.*	20,227	358,018
C.R. Bard, Inc.	1,118	190,843
DENTSPLY International, Inc.	2,112	108,874
Edwards Lifesciences Corp.*	1,623	231,164
Intuitive Surgical, Inc.*	557	269,866
Medtronic plc	139,113	10,308,273
St. Jude Medical, Inc.	4,232	309,232
Stryker Corp.	49,177	4,699,846
Varian Medical Systems, Inc.*	1,506	127,001
Zimmer Biomet Holdings, Inc.	2,581	281,923

		19,009,588

Health Care Providers & Services (1.4%)
Aetna, Inc.	5,268	671,459
AmerisourceBergen Corp.	3,139	333,801
Anthem, Inc.	3,992	655,247
Cardinal Health, Inc.	4,999	418,166
Cigna Corp.	15,049	2,437,938
DaVita HealthCare Partners, Inc.*	2,598	206,463

Express Scripts Holding Co.*	11,003	978,607
HCA Holdings, Inc.*	4,376	396,991
Henry Schein, Inc.*	1,261	179,213
Humana, Inc.	2,250	430,380
Laboratory Corp. of America Holdings*	1,509	182,921
McKesson Corp.	3,503	787,510
Patterson Cos., Inc.	1,289	62,710
Quest Diagnostics, Inc.	2,171	157,441
Tenet Healthcare Corp.*	1,482	85,778
UnitedHealth Group, Inc.	14,371	1,753,262
Universal Health Services, Inc., Class B	1,370	194,677

		9,932,564

Health Care Technology (0.1%)
Cerner Corp.*	4,629	319,679

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	5,052	194,906
PerkinElmer, Inc.	1,701	89,541
Thermo Fisher Scientific, Inc.	6,006	779,338
Waters Corp.*	1,250	160,475

		1,224,260

Pharmaceuticals (6.6%)
AbbVie, Inc.	25,943	1,743,110
Allergan plc*	5,921	1,796,787
Bristol-Myers Squibb Co.	25,150	1,673,481
Eli Lilly & Co.	105,583	8,815,125
Endo International plc*	3,067	244,287
Hospira, Inc.*	57,926	5,138,615
Johnson & Johnson	41,828	4,076,557
Mallinckrodt plc*	1,777	209,188
Merck & Co., Inc.	205,480	11,697,976
Mylan N.V.*	6,211	421,478
Perrigo Co. plc	2,207	407,920
Pfizer, Inc.	92,901	3,114,971
Teva Pharmaceutical Industries Ltd. (ADR)	110,125	6,508,388
Zoetis, Inc.	7,534	363,289

		46,211,172

Total Health Care		85,518,101

Industrials (6.3%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	32,193	1,767,396
Boeing Co.	9,703	1,346,000
General Dynamics Corp.	4,712	667,643
Honeywell International, Inc.	11,801	1,203,348
Huntington Ingalls Industries, Inc.	24,674	2,778,046
KLX, Inc.*	16,096	710,316
L-3 Communications Holdings, Inc.	1,242	140,818
Lockheed Martin Corp.	4,036	750,292
Northrop Grumman Corp.	2,924	463,834
Precision Castparts Corp.	2,086	416,929
Raytheon Co.	4,624	442,424
Rockwell Collins, Inc.	2,000	184,700
Textron, Inc.	4,165	185,884
United Technologies Corp.	12,491	1,385,627

		12,443,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,202	$137,383
Expeditors International of Washington, Inc.	2,885	133,013
FedEx Corp.	3,980	678,192
United Parcel Service, Inc., Class B	10,483	1,015,907

		1,964,495

Airlines (0.2%)
American Airlines Group, Inc.	10,453	417,441
Delta Air Lines, Inc.	12,400	509,392
Southwest Airlines Co.	10,083	333,646

		1,260,479

Building Products (0.0%)
Allegion plc	1,445	86,902
Masco Corp.	5,259	140,258

		227,160

Commercial Services & Supplies (0.2%)
ADT Corp.	2,575	86,443
Cintas Corp.	1,465	123,924
Pitney Bowes, Inc.	3,034	63,138
Republic Services, Inc.	3,771	147,710
Stericycle, Inc.*	1,278	171,137
Tyco International plc	6,389	245,849
Waste Management, Inc.	6,424	297,752

		1,135,953

Construction & Engineering (0.0%)
Fluor Corp.	2,224	117,895
Jacobs Engineering Group, Inc.*	1,931	78,437
Quanta Services, Inc.*	3,182	91,705

		288,037

Electrical Equipment (0.2%)
AMETEK, Inc.	3,627	198,687
Eaton Corp. plc	7,048	475,669
Emerson Electric Co.	10,083	558,901
Rockwell Automation, Inc.	2,039	254,141

		1,487,398

Industrial Conglomerates (0.9%)
3M Co.	9,571	1,476,805
Danaher Corp.	9,291	795,217
General Electric Co.	152,015	4,039,038
Roper Technologies, Inc.	1,510	260,415

		6,571,475

Machinery (1.5%)
Caterpillar, Inc.	49,161	4,169,836
CNH Industrial N.V.	216,277	1,972,332
Cummins, Inc.	2,534	332,435
Deere & Co.	5,038	488,938
Dover Corp.	2,453	172,152
Federal Signal Corp.	71,920	1,072,327
Flowserve Corp.	2,027	106,742
Illinois Tool Works, Inc.	5,104	468,496
Ingersoll-Rand plc	4,003	269,882
Joy Global, Inc.	1,465	53,033
PACCAR, Inc.	5,378	343,170
Pall Corp.	1,605	199,742
Parker-Hannifin Corp.	2,093	243,479

Pentair plc	2,745	188,719
Snap-on, Inc.	875	139,344
Stanley Black & Decker, Inc.	2,320	244,157
Xylem, Inc.	2,743	101,683

		10,566,467

Marine (0.6%)
A. P. Moller – Maersk A/S, Class B	2,240	4,056,964

Professional Services (0.1%)
Dun & Bradstreet Corp.	542	66,124
Equifax, Inc.	1,798	174,568
Nielsen N.V.	5,586	250,085
Robert Half International, Inc.	2,033	112,832

		603,609

Road & Rail (0.4%)
CSX Corp.	14,902	486,551
J.B. Hunt Transport Services, Inc.	1,389	114,023
Kansas City Southern	1,661	151,483
Norfolk Southern Corp.	4,625	404,040
Ryder System, Inc.	798	69,721
Union Pacific Corp.	13,210	1,259,838

		2,485,656

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,090	172,516
United Rentals, Inc.*	1,452	127,224
W.W. Grainger, Inc.	903	213,695

		513,435

Total Industrials		43,604,385

Information Technology (14.1%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	252,902	6,944,689
F5 Networks, Inc.*	1,086	130,700
Harris Corp.	1,854	142,591
Juniper Networks, Inc.	5,302	137,693
Motorola Solutions, Inc.	2,801	160,610
Nokia Oyj	297,915	2,022,675
Nokia Oyj (ADR)	238,527	1,633,910
QUALCOMM, Inc.	24,586	1,539,821

		12,712,689

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,667	270,546
Corning, Inc.	18,988	374,633
FLIR Systems, Inc.	2,103	64,814
TE Connectivity Ltd.	6,152	395,574

		1,105,567

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	2,691	187,885
eBay, Inc.*	16,679	1,004,743
Facebook, Inc., Class A*	31,776	2,725,268
Google, Inc., Class A*	4,318	2,331,893
Google, Inc., Class C*	4,331	2,254,329
VeriSign, Inc.*	1,583	97,703
Yahoo!, Inc.*	13,168	517,371

		9,119,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (1.9%)
Accenture plc, Class A	9,450	$914,571
Alliance Data Systems Corp.*	945	275,883
Automatic Data Processing, Inc.	7,084	568,349
Cognizant Technology Solutions Corp., Class A*	9,217	563,067
Computer Sciences Corp.	2,078	136,400
Fidelity National Information Services, Inc.	4,289	265,060
Fiserv, Inc.*	3,591	297,443
International Business Machines Corp.	13,829	2,249,425
MasterCard, Inc., Class A	14,623	1,366,958
Paychex, Inc.	4,917	230,509
Teradata Corp.*	2,184	80,808
Total System Services, Inc.	2,478	103,506
Visa, Inc., Class A	29,183	1,959,638
Western Union Co.	7,845	159,489
Xerox Corp.	354,873	3,775,849

		12,946,955

Semiconductors & Semiconductor Equipment (1.1%)
Altera Corp.	30,985	1,586,432
Analog Devices, Inc.	4,731	303,659
Applied Materials, Inc.	18,628	358,030
Avago Technologies Ltd.	3,880	515,769
Broadcom Corp., Class A	8,200	422,218
First Solar, Inc.*	1,132	53,181
Intel Corp.	71,573	2,176,893
KLA-Tencor Corp.	2,448	137,602
Lam Research Corp.	2,397	194,996
Linear Technology Corp.	3,599	159,184
Microchip Technology, Inc.	3,031	143,745
Micron Technology, Inc.*	16,207	305,340
NVIDIA Corp.	7,768	156,215
Qorvo, Inc.*	2,268	182,052
Skyworks Solutions, Inc.	2,898	301,682
Texas Instruments, Inc.	15,696	808,501
Xilinx, Inc.	3,933	173,681

		7,979,180

Software (4.0%)
Adobe Systems, Inc.*	7,159	579,951
Autodesk, Inc.*	3,464	173,460
CA, Inc.	114,140	3,343,161
Citrix Systems, Inc.*	2,405	168,735
Electronic Arts, Inc.*	4,678	311,087
Intuit, Inc.	4,163	419,505
Microsoft Corp.	326,387	14,409,986
Oracle Corp.	48,097	1,938,309
Red Hat, Inc.*	2,760	209,567
Salesforce.com, Inc.*	9,199	640,526
Symantec Corp.	232,681	5,409,833

		27,604,120

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	138,756	17,403,471
EMC Corp.	29,300	773,227
Hewlett-Packard Co.	138,827	4,166,198
NetApp, Inc.	4,690	148,017
Samsung Electronics Co., Ltd.	2,764	3,142,007
SanDisk Corp.	3,137	182,636

Seagate Technology plc	4,789	227,478
Western Digital Corp.	3,267	256,198

		26,299,232

Total Information Technology		97,766,935

Materials (3.4%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	2,922	399,817
Airgas, Inc.	1,018	107,684
CF Industries Holdings, Inc.	3,551	228,258
Dow Chemical Co.	16,371	837,704
E.I. du Pont de Nemours & Co.	13,662	873,685
Eastman Chemical Co.	2,237	183,031
Ecolab, Inc.	4,052	458,160
FMC Corp.	2,006	105,415
International Flavors & Fragrances, Inc.	1,215	132,788
LyondellBasell Industries N.V., Class A	5,927	613,563
Monsanto Co.	7,183	765,636
Mosaic Co.	4,678	219,164
PPG Industries, Inc.	4,094	469,664
Praxair, Inc.	4,345	519,445
Sherwin-Williams Co.	1,196	328,924
Sigma-Aldrich Corp.	1,797	250,412

		6,493,350

Construction Materials (0.4%)
Holcim Ltd. (Registered)*	35,455	2,616,605
Martin Marietta Materials, Inc.	931	131,746
Vulcan Materials Co.	2,020	169,538

		2,917,889

Containers & Packaging (0.6%)
Avery Dennison Corp.	1,362	83,000
Ball Corp.	2,067	145,000
MeadWestvaco Corp.	77,138	3,640,142
Owens-Illinois, Inc.*	2,471	56,685
Sealed Air Corp.	3,162	162,464

		4,087,291

Metals & Mining (0.8%)
Alcoa, Inc.	18,387	205,015
Allegheny Technologies, Inc.	1,635	49,377
Freeport-McMoRan, Inc.	146,991	2,736,972
Newmont Mining Corp.	7,941	185,502
Nucor Corp.	4,800	211,536
ThyssenKrupp AG	82,162	2,137,447

		5,525,849

Paper & Forest Products (0.7%)
International Paper Co.	93,985	4,472,746

Total Materials		23,497,125

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	78,347	2,782,885
CenturyLink, Inc.	8,522	250,376
Frontier Communications Corp.	17,337	85,818
Koninklijke KPN N.V.	660,675	2,526,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Level 3 Communications, Inc.*	4,439	$233,802
Verizon Communications, Inc.	61,532	2,868,007

		8,747,267

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,262,900	4,560,986

Total Telecommunication Services		13,308,253

Utilities (1.4%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	7,418	392,931
Duke Energy Corp.	10,434	736,849
Edison International	4,902	272,453
Entergy Corp.	2,716	191,478
Eversource Energy	4,826	219,149
Exelon Corp.	13,017	408,994
FirstEnergy Corp.	6,336	206,237
NextEra Energy, Inc.	6,701	656,899
Pepco Holdings, Inc.	3,804	102,480
Pinnacle West Capital Corp.	1,664	94,665
PPL Corp.	10,127	298,443
Southern Co.	13,688	573,527
Xcel Energy, Inc.	7,612	244,954

		4,399,059

Gas Utilities (0.0%)
AGL Resources, Inc.	1,801	83,855

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	10,270	136,180
NRG Energy, Inc.	103,417	2,366,188

		2,502,368

Multi-Utilities (0.4%)
Ameren Corp.	3,651	137,570
CenterPoint Energy, Inc.	6,466	123,048
CMS Energy Corp.	4,144	131,945
Consolidated Edison, Inc.	4,407	255,077
Dominion Resources, Inc.	8,954	598,754
DTE Energy Co.	2,706	201,976
NiSource, Inc.	4,815	219,516
PG&E Corp.	7,244	355,680
Public Service Enterprise Group, Inc.	7,615	299,117
SCANA Corp.	2,150	108,898
Sempra Energy	3,512	347,477
TECO Energy, Inc.	3,544	62,587
WEC Energy Group, Inc.	4,743	213,302

		3,054,947

Total Utilities		10,040,229

Total Common Stocks (83.8%) (Cost $396,362,292)		582,813,172

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.9%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Company, Inc.
1.500%, 3/1/17	$2,101,131	1,859,379
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (h)*†	2,014,000	—

		1,859,379

Media (0.7%)
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 3/31/20	129,868	130,007
Clear Channel Communications, Inc., Term Loan
6.928%, 1/30/19	2,267,587	2,089,486
7.678%, 7/30/19	728,853	681,326
iHeartCommunications, Inc.
9.000%, 12/15/19	2,028,000	1,932,684

		4,833,503

Multiline Retail (0.2%)
J.C. Penney Co., Inc., Term Loan
6.000%, 5/22/18	1,115,490	1,112,236

Specialty Retail (0.2%)
Toys R Us, Inc.
8.250%, 10/15/19	184,000	184,460
9.750%, 3/15/20	1,551,439	1,459,904

		1,644,364

Total Consumer Discretionary		9,449,482

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
NGPL PipeCo LLC
9.625%, 6/1/19§	1,103,000	1,125,060
Term Loan
6.750%, 9/15/17	57,598	55,006
Samson Investment Co.
9.750%, 2/15/20	1,209,000	60,450

Total Energy		1,240,516

Information Technology (0.6%)
Communications Equipment (0.6%)
Avaya, Inc.
7.000%, 4/1/19§	966,000	941,850
10.500%, 3/1/21§	2,871,000	2,354,220
Term Loan
4.685%, 10/26/17	945,515	938,542
6.500%, 3/31/18	231,832	230,300

Total Information Technology		4,464,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Materials (0.1%)
Metals & Mining (0.1%)
Walter Energy, Inc.
9.500%, 10/15/19§	$442,000	$234,260
12.000%, 4/1/20 PIK§	392,430	19,621
Term Loan
7.250%, 4/1/18	806,015	437,935

Total Materials		691,816

Utilities (0.6%)
Electric Utilities (0.6%)
Energy Future Holdings Corp., Term Loan
0.000%, 10/10/17	5,264,099	3,013,697
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20(h)§	2,404,000	1,484,470

Total Utilities		4,498,167

Total Corporate Bonds		20,344,893

Government Security (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations, Series A
8.000%, 7/1/35	1,590,000	1,073,250

Total Long-Term Debt Securities (3.1%) (Cost $26,583,686)		21,418,143

SHORT-TERM INVESTMENTS:
Government Securities (3.3%)
Federal Home Loan Bank
0.01%, 7/1/15 (o)(p)	5,100,000	5,099,999
U.S. Treasury Bills
0.05%, 7/2/15 (p)	1,000,000	999,997
0.00%, 7/9/15 (p)	1,500,000	1,499,998
0.00%, 7/23/15 (p)	2,000,000	1,999,994
0.00%, 8/6/15 (p)	1,000,000	999,995
0.00%, 8/27/15 (p)	3,000,000	2,999,977
0.01%, 9/3/15 (p)	2,000,000	1,999,965
0.01%, 10/8/15 (p)	1,500,000	1,499,938
0.03%, 11/19/15 (p)	4,000,000	3,999,453
0.04%, 11/27/15 (p)	2,000,000	1,999,690

Total Government Securities		23,099,006

	Number of Shares	Value (Note 1)

Investment Company (5.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	38,923,997	38,923,997

Total Short-Term Investments (8.9%) (Cost $62,020,961)		62,023,003

Total Investments (95.8%) (Cost $484,966,939)		666,254,318
Other Assets Less Liabilities (4.2%)		29,201,933

Net Assets (100%)		$695,456,251

*	Non-income producing.
†	Securities (totaling $691,655 or 0.1% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $6,159,481 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
PIK	— Payment-in Kind Security

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	658	September-15	$69,060,495	$67,589,760	$(1,470,735)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	89	$140,222	$140,345	$(123)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	2,124	3,336,016	3,278,049	57,967
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	72	112,672	106,421	6,251
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	26	41,436	41,473	(37)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	59	92,293	93,236	(943)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	123	192,834	187,976	4,858
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	74	116,439	113,564	2,875
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	33	51,290	49,875	1,415
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	70	109,367	106,374	2,993
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	185	290,702	274,441	16,261
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	52	81,763	82,623	(860)
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	63	98,350	97,067	1,283
British Pound vs. U.S. Dollar, expiring 8/19/15	Deutsche Bank AG	89	140,221	140,297	(76)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	81	127,285	127,316	(31)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	312	489,274	465,210	24,064
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	79	123,469	124,727	(1,258)
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	112	175,278	175,425	(147)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	56	62,104	62,084	20
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	24	26,594	26,581	13
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	56	62,105	62,071	34
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	120	134,038	135,097	(1,059)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	73	81,710	81,949	(239)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	58	64,792	64,806	(14)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	224	249,940	251,732	(1,792)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	43,409	38,878	39,132	(254)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	88,224	79,016	81,576	(2,560)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	34,675	31,055	31,076	(21)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	12,822	11,483	11,577	(94)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	95,924	85,911	88,303	(2,392)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	113,190	101,375	105,381	(4,006)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	93,531	83,769	85,730	(1,961)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	45,685	40,916	41,120	(204)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	14,024	12,560	12,620	(60)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	39,346	35,239	35,785	(546)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	42,118	37,722	37,907	(185)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	73,596	65,914	67,027	(1,113)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	22,730	20,358	20,520	(162)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	92,843	83,152	85,950	(2,798)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	44,515	39,869	40,983	(1,114)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	55,299	49,527	50,598	(1,071)

					$92,914

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	136	$199,089	$213,741	$(14,652)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	6,616	10,123,810	10,391,099	(267,289)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	102	151,009	160,581	(9,572)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	39	$58,606	$61,627	$(3,021)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	133	205,296	208,638	(3,342)
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	4,615	7,061,005	7,248,851	(187,846)
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	36	56,272	57,233	(961)
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	24	36,582	37,455	(873)
British Pound vs. U.S. Dollar, expiring 8/19/15	Deutsche Bank AG	34	52,012	52,791	(779)
British Pound vs. U.S. Dollar, expiring 8/19/15	Deutsche Bank AG	183	271,765	288,007	(16,242)
British Pound vs. U.S. Dollar, expiring 8/19/15	Deutsche Bank AG	67	101,759	104,527	(2,768)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	34	51,997	52,793	(796)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	49	76,919	77,076	(157)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	24	36,532	37,453	(921)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	4,631	7,085,279	7,273,770	(188,491)
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	73	112,458	114,468	(2,010)
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	136	199,153	213,741	(14,588)
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	67	101,796	104,529	(2,733)
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	81	124,817	127,703	(2,886)
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	34	52,031	52,793	(762)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	17	18,503	18,929	(426)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	60	65,102	66,684	(1,582)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	22	24,461	25,077	(616)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	62	73,602	68,585	5,017
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	50	58,125	55,994	2,131
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	118	127,453	131,928	(4,475)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	43	49,206	47,416	1,790
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	53	62,791	58,646	4,145
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	18	20,492	19,971	521
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	72	80,497	80,285	212
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	43	46,160	48,431	(2,271)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	38	42,689	42,598	91
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	63	70,578	70,199	379
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	13	14,820	14,174	646
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	94	107,494	105,066	2,428
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	28	29,612	31,016	(1,404)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	61	69,306	67,851	1,455
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	62	67,640	69,298	(1,658)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	30	33,081	33,900	(819)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	301	323,939	335,675	(11,736)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Barclays Bank plc	31	$35,320	$35,100	$220
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Barclays Bank plc	43	48,715	48,308	407
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Barclays Bank plc	3	3,981	3,826	155
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	6	7,269	7,210	59
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	8	9,224	9,211	13
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	122	146,039	136,147	9,892
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	120	130,234	133,369	(3,135)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	52	58,860	58,542	318
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	70	81,363	78,391	2,972
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	43	48,969	47,791	1,178
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	65	70,734	72,496	(1,762)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	63	70,562	70,199	363
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	20	21,039	22,125	(1,086)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	203	218,227	226,522	(8,295)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	98	103,457	109,059	(5,602)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	28	29,574	31,016	(1,442)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	49	55,367	54,245	1,122
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	25	29,574	28,311	1,263
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	43	49,311	47,416	1,895
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	79	89,677	87,610	2,067
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	17	18,496	18,929	(433)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	16	18,305	18,144	161
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	13	14,775	14,155	620
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	66	75,675	73,530	2,145
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	29	32,662	31,861	801
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	43	49,206	47,416	1,790
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	34	38,180	37,357	823
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	18	20,459	19,972	487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	49	$55,378	$54,246	$1,132
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	63	70,673	70,200	473
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	8	9,379	9,132	247
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	123	147,190	137,170	10,020
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	50	58,217	55,994	2,223
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	53	62,815	58,646	4,169
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	1,006	1,168,901	1,122,325	46,576
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	210	225,695	234,328	(8,633)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	22	24,445	25,076	(631)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	17	18,511	18,929	(418)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	92	101,074	102,617	(1,543)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	21	23,261	23,060	201
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	8	9,159	9,072	87
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	62	67,727	69,298	(1,571)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	22	23,015	24,216	(1,201)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	65	68,971	72,706	(3,735)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	40	43,755	44,851	(1,096)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	3	2,810	2,900	(90)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	64	67,915	71,397	(3,482)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	69	73,936	77,171	(3,235)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	9	10,251	9,986	265
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	17	18,486	18,929	(443)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	8	9,376	9,133	243
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	16	18,296	18,143	153
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	22	24,454	25,077	(623)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	8	9,303	9,256	47
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	56	59,219	62,033	(2,814)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	63	70,509	70,200	309

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	36	$41,015	$40,345	$670
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	21	23,294	23,061	233
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	29	32,751	31,860	891
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	10	10,535	11,063	(528)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	47	53,685	52,534	1,151
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	43	46,078	48,431	(2,353)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	49	55,456	54,245	1,211
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	8	8,344	8,621	(277)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	32	35,185	36,011	(826)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	34	37,089	38,403	(1,314)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	373	402,379	416,013	(13,634)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	105	125,612	117,290	8,322
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	24	28,208	27,081	1,127
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	120	130,395	133,369	(2,974)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	43	49,246	47,416	1,830
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	25	29,438	28,311	1,127
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	122	146,047	136,147	9,900
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	177	198,173	197,326	847
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	68	72,945	75,507	(2,562)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	30	33,051	33,900	(849)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	50	58,248	55,994	2,254
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	6	7,247	6,984	263
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	20	21,054	22,125	(1,071)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	91	96,549	100,953	(4,404)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	50	58,120	55,995	2,125
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	43	46,121	48,432	(2,311)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	153	164,361	170,654	(6,293)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	57	61,225	63,442	(2,217)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	5	$5,194	$5,035	$159
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	63	70,626	70,200	426
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	61	68,850	68,213	637
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	29	34,821	32,526	2,295
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	122	146,002	136,147	9,855
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	22	24,488	25,076	(588)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	62	73,827	69,518	4,309
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	1,066	1,237,900	1,189,063	48,837
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	18	20,475	19,972	503
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	5	6,064	6,053	11
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	47	53,702	52,534	1,168
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	43	49,269	47,416	1,853
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	493	555,250	549,897	5,353
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	21	23,272	23,060	212
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	25	29,451	28,311	1,140
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	2	2,110	2,103	7
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	3,311	3,775,744	3,699,758	75,986
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	25	28,173	28,073	100
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	10	11,064	11,018	46
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Bank of America	19	21,058	21,034	24
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	18	20,216	20,112	104
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	33	37,768	36,812	956
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	9	10,566	10,516	50
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Credit Suisse	115	126,026	129,027	(3,001)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	98	109,207	109,252	(45)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	308	344,776	344,420	356
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	1,832	2,087,469	2,047,030	40,439
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	231	251,850	258,055	(6,205)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	19	21,095	21,034	61

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	Deutsche Bank AG	36	$40,331	$40,224	$107
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	1,831	2,086,705	2,045,967	40,738
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	9	10,544	10,517	27
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	76	85,399	84,961	438
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	36	40,392	40,224	168
European Union Euro vs. U.S. Dollar, expiring 11/18/15	HSBC Bank plc	98	109,157	109,251	(94)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	40	45,558	44,585	973
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	45	49,758	50,247	(489)
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	36	40,367	40,224	143
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	26	30,328	29,571	757
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	19	21,076	21,034	42
European Union Euro vs. U.S. Dollar, expiring 11/18/15	State Street Bank & Trust	253	282,215	282,686	(471)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	73,408	65,866	65,746	120
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	351,361	317,255	314,686	2,569
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	700,878	630,378	627,722	2,656
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	122,767	111,058	109,953	1,105
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	71,199	62,883	63,768	(885)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	613,413	551,581	549,386	2,195
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	91,774	81,541	82,195	(654)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	263,110	237,983	235,647	2,336
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	62,034	56,018	55,559	459
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	262,421	235,385	235,030	355
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	35,061	31,672	31,401	271
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	181,326	162,716	162,400	316
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	83,046	74,891	74,378	513
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	88,630	79,524	79,379	145
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	167,013	149,889	149,581	308
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	165,415	149,515	148,150	1,365
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	69,343	61,020	62,105	(1,085)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	264,522	236,441	236,911	(470)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	89,615	80,343	80,261	82
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	165,982	148,198	148,657	(459)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	76,981	68,666	68,946	(280)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	165,636	147,573	148,347	(774)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	171,874	153,761	153,934	(173)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	665,261	598,042	595,823	2,219
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	90,907	82,039	81,419	620
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	166,212	150,092	148,863	1,229
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	77,326	70,188	69,255	933
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	148,016	133,842	132,566	1,276

					$(449,218)

					$(356,304)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$68,476,450	$6,598,859	$691,655		$75,766,964
Consumer Staples	51,109,961	9,606,336	—		60,716,297
Energy	38,168,291	9,060,507	—		47,228,798
Financials	117,094,993	8,271,092	—		125,366,085
Health Care	85,518,101	—	—		85,518,101
Industrials	37,575,089	6,029,296	—		43,604,385
Information Technology	92,602,253	5,164,682	—		97,766,935
Materials	18,743,073	4,754,052	—		23,497,125
Telecommunication Services	6,220,888	7,087,365	—		13,308,253
Utilities	10,040,229	—	—		10,040,229
Corporate Bonds
Consumer Discretionary	—	9,449,482	—	(a)	9,449,482
Energy	—	1,240,516	—		1,240,516
Information Technology	—	4,464,912	—		4,464,912
Materials	—	691,816	—		691,816
Utilities	—	4,498,167	—		4,498,167
Forward Currency Contracts	—	523,048	—		523,048
Government Securities
Municipal Bonds	—	1,073,250	—		1,073,250
Short-Term Investments	38,923,997	23,099,006	—		62,023,003

Total Assets	$564,473,325	$101,612,386	$691,655		$666,777,366

Liabilities:
Forward Currency Contracts	—	(879,352)	—		(879,352)
Futures	(1,470,735)	—	—		(1,470,735)

Total Liabilities	$(1,470,735)	$(879,352)	$—		$(2,350,087)

Total	$563,002,590	$100,733,034	$691,655		$664,427,279

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$523,048	*

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(879,352)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,470,735)*

Total		$(2,350,087)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$3,582,607	$3,582,607
Equity contracts	5,179,781	—	5,179,781

Total	$5,179,781	$3,582,607	$8,762,388

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,936,709)	$(2,936,709)
Equity contracts	(1,940,741)	—	(1,940,741)

Total	$(1,940,741)	$(2,936,709)	$(4,877,450)

^ The Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $54,049,000 and futures contracts with an average notional balance of approximately $126,093,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$170,524	$(170,524)	$—	$—
Credit Suisse	53,185	(53,185)	—	—
Deutsche Bank AG	112,791	(51,750)	—	61,041
HSBC Bank plc	104,705	(104,705)	—	—
State Street Bank & Trust	81,061	(45,332)	—	35,729
Barclays Bank plc	782	—	—	782

Total	$523,048	$(425,496)	$—	$97,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$334,178	$(170,524)	$—	$163,654
Credit Suisse	218,175	(53,185)	—	164,990
Deutsche Bank AG	51,750	(51,750)	—	—
HSBC Bank plc	229,917	(104,705)	—	125,212
State Street Bank & Trust	45,332	(45,332)	—	—

Total	$879,352	$(425,496)	$—	$453,856

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,471,064
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,964,697

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,854,737
Aggregate gross unrealized depreciation	(23,288,043)

Net unrealized appreciation	$176,566,694

Federal income tax cost of investments	$489,687,624

For the six months ended June 30, 2015, the Portfolio incurred approximately $938 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $484,966,939)	$666,254,318
Cash	28,993,000
Foreign cash (Cost $267,795)	272,729
Cash held as collateral at broker	3,036,000
Dividends, interest and other receivables	1,134,860
Unrealized appreciation on forward foreign currency contracts	523,048
Receivable for securities sold	141,786
Due from broker for futures variation margin	129,556
Receivable from Separate Accounts for Trust shares sold	3,111
Other assets	7,153

Total assets	700,495,561

LIABILITIES
Payable for securities purchased	3,302,382
Unrealized depreciation on forward foreign currency contracts	879,352
Investment management fees payable	409,243
Payable to Separate Accounts for Trust shares redeemed	199,688
Administrative fees payable	72,228
Distribution fees payable – Class IB	46,622
Trustees’ fees payable	2,010
Distribution fees payable – Class IA	604
Accrued expenses	127,181

Total liabilities	5,039,310

NET ASSETS	$695,456,251

Net assets were comprised of:
Paid in capital	$542,839,224
Accumulated undistributed net investment income (loss)	4,340,117
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(31,191,890)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	179,468,800

Net assets	$695,456,251

Class IA
Net asset value, offering and redemption price per share, $2,900,119 / 220,008 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.18

Class IB
Net asset value, offering and redemption price per share, $221,478,276 / 16,825,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.16

Class K
Net asset value, offering and redemption price per share, $471,077,856 / 35,688,131 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $148,420 foreign withholding tax)	$6,603,773
Interest	2,435,722

Total income	9,039,495

EXPENSES
Investment management fees	2,488,410
Administrative fees	439,431
Distribution fees – Class IB	286,152
Custodian fees	37,192
Professional fees	35,162
Printing and mailing expenses	18,497
Trustees’ fees	8,254
Distribution fees – Class IA	3,697
Miscellaneous	8,555

Total expenses	3,325,350

NET INVESTMENT INCOME (LOSS)	5,714,145

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	26,367,581
Futures	5,179,781
Foreign currency transactions	3,576,887

Net realized gain (loss)	35,124,249

Change in unrealized appreciation (depreciation) on:
Investments	(25,122,607)
Futures	(1,940,741)
Foreign currency translations	(2,928,244)

Net change in unrealized appreciation (depreciation)	(29,991,592)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,132,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,846,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,714,145	$13,028,308
Net realized gain (loss) on investments, futures and foreign currency transactions	35,124,249	54,054,740
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(29,991,592)	1,020,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,846,802	68,103,518

DIVIDENDS:
Dividends from net investment income
Class IA	—	(55,243)
Class IB	—	(4,184,385)
Class K	—	(9,753,779)

TOTAL DIVIDENDS:	—	(13,993,407)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,131 and 24,772 shares, respectively ]	120,912	316,032
Capital shares issued in reinvestment of dividends [ 0 and 4,243 shares, respectively ]	—	55,243
Capital shares repurchased [ (33,521) and (78,609) shares, respectively ]	(443,175)	(986,124)

Total Class IA transactions	(322,263)	(614,849)

Class IB
Capital shares sold [ 423,656 and 1,079,020 shares, respectively ]	5,618,488	13,700,842
Capital shares issued in reinvestment of dividends [ 0 and 321,847 shares, respectively ]	—	4,184,385
Capital shares repurchased [ (1,663,084) and (3,509,288) shares, respectively ]	(22,023,517)	(43,925,806)

Total Class IB transactions	(16,405,029)	(26,040,579)

Class K
Capital shares sold [ 458,346 and 574,440 shares, respectively ]	6,087,409	7,351,788
Capital shares issued in reinvestment of dividends [ 0 and 749,111 shares, respectively ]	—	9,753,779
Capital shares repurchased [ (1,734,434) and (6,179,610) shares, respectively ]	(23,026,936)	(77,498,018)

Total Class K transactions	(16,939,527)	(60,392,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,666,819)	(87,047,879)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,820,017)	(32,937,768)
NET ASSETS:
Beginning of period	718,276,268	751,214,036

End of period (a)	$695,456,251	$718,276,268

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,340,117	$(1,374,028)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.00	$12.06	$9.40	$8.34	$8.82	$8.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.21	0.10	0.10	0.10	0.15	(aa)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.09	0.96	2.64	1.09	(0.48)	0.82

Total from investment operations	0.18	1.17	2.74	1.19	(0.38)	0.97

Less distributions:
Dividends from net investment income	—	(0.23)	(0.08)	(0.13)	(0.10)	(0.18)

Net asset value, end of period	$13.18	$13.00	$12.06	$9.40	$8.34	$8.82

Total return (b)	1.38%	9.74%	29.16%	14.02%	(4.23)%	12.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,900	$3,177	$3,547	$3,624	$3,169	$479,285
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.12%	1.14%	1.15%	0.90%	0.89%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.12%	1.14%	1.15%	0.90%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.12%	1.14%	1.15%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.42%	1.64%	0.89%	1.05%	1.10%	1.79	%(bb)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.42%	1.64%	0.89%	1.05%	1.10%	1.79	%(bb)
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.42%	1.64%	0.89%	1.05%	1.09%	1.78	%(bb)
Portfolio turnover rate (z)^	14%	12%	16%	16%	21%	22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$12.98	$12.05	$9.38	$8.33	$8.80		$8.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.20	0.10	0.10	0.11		0.13	(aa)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.09	0.96	2.65	1.08	(0.50)		0.82

Total from investment operations	0.18	1.16	2.75	1.18	(0.39)		0.95

Less distributions:
Dividends from net investment income	—	(0.23)	(0.08)	(0.13)	(0.08)		(0.16)

Net asset value, end of period	$13.16	$12.98	$12.05	$9.38	$8.33		$8.80

Total return (b)	1.39%	9.66%	29.32%	13.91%	(4.37)%		11.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$221,478	$234,510	$243,039	$221,751	$222,052		$264,438
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.12%	1.14%	1.15%	1.15	%(c)	1.14%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.12%	1.14%	1.15%	1.15	%(c)	1.14%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.12%	1.14%	1.15%	1.16	%(c)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.44%	1.62%	0.90%	1.05%	1.21%		1.58	%(cc)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.44%	1.62%	0.90%	1.05%	1.21%		1.58	%(cc)
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.44%	1.62%	0.90%	1.05%	1.20%		1.57	%(cc)
Portfolio turnover rate (z)^	14%	12%	16%	16%	21%		22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
		2014	2013	2012
Net asset value, beginning of period	$13.00	$12.07	$9.40	$8.34	$8.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.24	0.12	0.12	0.07
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.09	0.96	2.66	1.09	0.27

Total from investment operations	0.20	1.20	2.78	1.21	0.34

Less distributions:
Dividends from net investment income	—	(0.27)	(0.11)	(0.15)	(0.09)

Net asset value, end of period	$13.20	$13.00	$12.07	$9.40	$8.34

Total return (b)	1.54%	9.93%	29.59%	14.31%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$471,078	$480,589	$504,628	$435,252	$429,993
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.87%	0.89%	0.90%	0.88%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.87%	0.89%	0.90%	0.88%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.87%	0.89%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.69%	1.87%	1.15%	1.30%	2.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.69%	1.87%	1.15%	1.30%	2.29%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.69%	1.87%	1.15%	1.30%	2.29%
Portfolio turnover rate (z)^	14%	12%	16%	16%	21%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.08 for Class IA and IB, respectively.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.21% for income after waivers and reimbursements, 1.21% after waivers, reimbursements and fees paid indirectly, and 1.20% before waivers, reimbursements and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.99% for income after waivers and reimbursements, 0.99% after waivers, reimbursements and fees paid indirectly, and 0.98% before waivers, reimbursements and fees paid indirectly.

See Notes to Financial Statements.

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Industrials	28.8%
Financials	25.4
Consumer Discretionary	16.0
Energy	10.6
Information Technology	4.9
Consumer Staples	3.2
Utilities	3.1
Health Care	2.1
Telecommunication Services	2.0
Materials	1.8
Investment Companies	1.7
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB†
Actual (a)	$1,000.00	$1,006.70	$3.53
Actual (b)	1,000.00	1,000.00	2.09
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	985.50	4.92
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*      Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by the number of days stated below divided by 365 for Class IB (to reflect the actual number of days in each period).

†      Class IB had no operations after the close of business on April 13, 2015 through April 30, 2015.

(a)   For the 103 days from January 1, 2015 through April 13, 2015.

(b)   For the 61 days from May 1, 2015 through June 30, 2015.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (2.8%)
Cooper Tire & Rubber Co.	4,164	$140,868
Cooper-Standard Holding, Inc.*	1,034	63,560
Dana Holding Corp.	6,251	128,645
Federal-Mogul Holdings Corp.*	2,484	28,193
Gentherm, Inc.*	68,500	3,761,335
Metaldyne Performance Group, Inc.	419	7,605
Modine Manufacturing Co.*	3,850	41,310
Motorcar Parts of America, Inc.*	101	3,039
Remy International, Inc.	2,345	51,848
Standard Motor Products, Inc.	1,605	56,368
Strattec Security Corp.	234	16,076
Superior Industries International, Inc.	1,929	35,320
Tower International, Inc.*	752	19,590

		4,353,757

Automobiles (0.0%)
Winnebago Industries, Inc.	193	4,553

Distributors (0.1%)
Core-Mark Holding Co., Inc.	906	53,680
Fenix Parts, Inc.*	380	3,808
VOXX International Corp.*	1,574	13,033
Weyco Group, Inc.	506	15,089

		85,610

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	1,383	35,571
Apollo Education Group, Inc.*	7,660	98,661
Ascent Capital Group, Inc., Class A*	1,093	46,715
Bridgepoint Education, Inc.*	1,526	14,589
Cambium Learning Group, Inc.*	964	4,116
Career Education Corp.*	5,676	18,731
Carriage Services, Inc.	1,148	27,414
Chegg, Inc.*	3,832	30,043
DeVry Education Group, Inc.	5,177	155,207
Houghton Mifflin Harcourt Co.*	10,332	260,366
K12, Inc.*	2,734	34,585
Regis Corp.*	3,369	53,095
Strayer Education, Inc.*	526	22,671
Universal Technical Institute, Inc.	1,969	16,933
Weight Watchers International, Inc.*	198	960

		819,657

Hotels, Restaurants & Leisure (2.2%)
Belmond Ltd., Class A*	7,919	98,908
Biglari Holdings, Inc.*	136	56,270
Bob Evans Farms, Inc.	1,774	90,563
Bravo Brio Restaurant Group, Inc.*	188,148	2,549,406
Caesars Acquisition Co., Class A*	3,858	26,543
Caesars Entertainment Corp.*	4,457	27,277
Carrols Restaurant Group, Inc.*	478	4,971
Cracker Barrel Old Country Store, Inc.	106	15,811

Del Frisco’s Restaurant Group, Inc.*	1,770	32,975
Denny’s Corp.*	2,118	24,590
DineEquity, Inc.	93	9,215
Eldorado Resorts, Inc.*	1,108	8,665
Empire Resorts, Inc.*	114	580
International Speedway Corp., Class A	2,268	83,168
Intrawest Resorts Holdings, Inc.*	1,454	16,896
Isle of Capri Casinos, Inc.*	96	1,742
Kona Grill, Inc.*	322	6,250
Marcus Corp.	1,574	30,189
Marriott Vacations Worldwide Corp.	908	83,309
Monarch Casino & Resort, Inc.*	763	15,687
Morgans Hotel Group Co.*	1,519	10,238
Noodles & Co.*	301	4,395
Penn National Gaming, Inc.*	6,061	111,219
Ruby Tuesday, Inc.*	5,291	33,175
Ruth’s Hospitality Group, Inc.	965	15,556
Shake Shack, Inc., Class A*	64	3,857
Sonic Corp.	1,174	33,811
Speedway Motorsports, Inc.	1,029	23,307

		3,418,573

Household Durables (0.9%)
Bassett Furniture Industries, Inc.	425	12,074
Beazer Homes USA, Inc.*	2,234	44,568
Cavco Industries, Inc.*	154	11,618
Century Communities, Inc.*	1,134	22,827
CSS Industries, Inc.	780	23,595
Ethan Allen Interiors, Inc.	2,075	54,656
Flexsteel Industries, Inc.	432	18,615
Green Brick Partners, Inc.*	1,127	12,341
Helen of Troy Ltd.*	1,370	133,561
Hooker Furniture Corp.	797	20,013
Hovnanian Enterprises, Inc., Class A*	10,153	27,007
iRobot Corp.*	1,960	62,485
KB Home	6,628	110,025
La-Z-Boy, Inc.	2,549	67,141
LGI Homes, Inc.*	899	17,782
Libbey, Inc.	129	5,332
Lifetime Brands, Inc.	890	13,145
M.D.C. Holdings, Inc.	2,083	62,428
M/I Homes, Inc.*	1,664	41,051
Meritage Homes Corp.*	3,015	141,976
NACCO Industries, Inc., Class A	337	20,476
New Home Co., Inc.*	667	11,492
Ryland Group, Inc.	2,484	115,183
Skullcandy, Inc.*	1,205	9,242
Standard Pacific Corp.*	11,951	106,483
Taylor Morrison Home Corp., Class A*	2,631	53,567
TRI Pointe Homes, Inc.*	12,402	189,751
Universal Electronics, Inc.*	207	10,317
WCI Communities, Inc.*	1,243	30,317
William Lyon Homes, Class A*	1,314	33,730

		1,482,798

Internet & Catalog Retail (0.2%)
EVINE Live, Inc.*	3,996	10,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

FTD Cos., Inc.*	1,460	$41,158
Lands’ End, Inc.*	1,106	27,462
Liberty TripAdvisor Holdings, Inc.*	4,306	138,739
Shutterfly, Inc.*	1,116	53,356
Travelport Worldwide Ltd.	2,488	34,285

		305,749

Leisure Products (0.1%)
Arctic Cat, Inc.	653	21,686
Black Diamond, Inc.*	1,837	16,974
Callaway Golf Co.	6,382	57,055
Escalade, Inc.	701	12,891
JAKKS Pacific, Inc.*	1,432	14,163
Johnson Outdoors, Inc., Class A	459	10,809
Performance Sports Group Ltd.*	3,397	61,146

		194,724

Media (0.9%)
AMC Entertainment Holdings, Inc., Class A	1,606	49,272
Carmike Cinemas, Inc.*	1,881	49,922
Central European Media Enterprises Ltd., Class A*	1,788	3,898
Crown Media Holdings, Inc., Class A*	508	2,296
Cumulus Media, Inc., Class A*	11,514	23,373
Daily Journal Corp.*	88	17,293
DreamWorks Animation SKG, Inc., Class A*	6,168	162,712
Entercom Communications Corp., Class A*	2,064	23,571
Entravision Communications Corp., Class A	350	2,880
Eros International plc*	3,410	85,659
EW Scripps Co., Class A	1,739	39,736
Harte-Hanks, Inc.	3,950	23,542
Hemisphere Media Group, Inc.*	802	9,544
Journal Media Group, Inc.	1,847	15,312
Martha Stewart Living Omnimedia, Inc., Class A*	592	3,694
MDC Partners, Inc., Class A	2,552	50,274
Media General, Inc.*	7,780	128,526
Meredith Corp.	2,985	155,668
National CineMedia, Inc.	3,760	60,010
New Media Investment Group, Inc.	3,630	65,086
New York Times Co., Class A	8,966	122,386
Reading International, Inc., Class A*	1,080	14,958
Rentrak Corp.*	89	6,212
Saga Communications, Inc., Class A	264	9,992
Scholastic Corp.	2,169	95,718
SFX Entertainment, Inc.*	2,089	9,380
Sizmek, Inc.*	1,805	12,815
Time, Inc.	8,925	205,364
Townsquare Media, Inc., Class A*	539	7,320
Tribune Publishing Co.	676	10,505

		1,466,918

Multiline Retail (0.1%)
Burlington Stores, Inc.*	634	32,461
Fred’s, Inc., Class A	3,027	58,391
Tuesday Morning Corp.*	761	8,572

		99,424

Specialty Retail (8.0%)
Abercrombie & Fitch Co., Class A	5,648	121,489
American Eagle Outfitters, Inc.	1,843	31,737
America’s Car-Mart, Inc.*	570	28,112
Ascena Retail Group, Inc.*	11,390	189,700
Barnes & Noble, Inc.*	4,127	107,137
bebe stores, Inc.	2,789	5,578
Big 5 Sporting Goods Corp.	1,490	21,173
Build-A-Bear Workshop, Inc.*	1,067	17,061
Caleres, Inc.	3,241	102,999
Cato Corp., Class A	1,765	68,411
Children’s Place, Inc.	1,241	81,174
Christopher & Banks Corp.*	2,954	11,846
Citi Trends, Inc.*	1,200	29,040
Conn’s, Inc.*	131,221	5,209,474
Destination XL Group, Inc.*	2,773	13,893
Express, Inc.*	695	12,586
Finish Line, Inc., Class A	2,702	75,170
Genesco, Inc.*	1,931	127,504
Group 1 Automotive, Inc.	1,499	136,154
Guess?, Inc.	5,041	96,636
Haverty Furniture Cos., Inc.	1,664	35,976
Hibbett Sports, Inc.*	63,000	2,934,540
Lumber Liquidators Holdings, Inc.*	2,199	45,541
MarineMax, Inc.*	1,010	23,745
Pep Boys-Manny, Moe & Jack*	4,396	53,939
Rent-A-Center, Inc.	4,310	122,189
Shoe Carnival, Inc.	1,219	35,180
Sonic Automotive, Inc., Class A	112,696	2,685,546
Sportsman’s Warehouse Holdings, Inc.*	832	9,460
Stage Stores, Inc.	2,608	45,718
Stein Mart, Inc.	2,440	25,547
Systemax, Inc.*	999	8,631
Tilly’s, Inc., Class A*	867	8,384
Vitamin Shoppe, Inc.*	2,272	84,677
West Marine, Inc.*	1,560	15,038
Zumiez, Inc.*	402	10,705

		12,631,690

Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co.	704	42,564
Crocs, Inc.*	1,446	21,271
Deckers Outdoor Corp.*	1,205	86,724
Iconix Brand Group, Inc.*	3,876	96,784
Movado Group, Inc.	1,294	35,145
Perry Ellis International, Inc.*	1,002	23,817
Quiksilver, Inc.*	5,026	3,331
Sequential Brands Group, Inc.*	332	5,076
Unifi, Inc.*	1,144	38,324
Vera Bradley, Inc.*	1,711	19,283

		372,319

Total Consumer Discretionary		25,235,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (3.2%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	42	$6,345
Craft Brew Alliance, Inc.*	518	5,729

		12,074

Food & Staples Retailing (0.3%)
Andersons, Inc.	2,298	89,622
Fairway Group Holdings Corp.*	1,095	3,898
Ingles Markets, Inc., Class A	785	37,499
Smart & Final Stores, Inc.*	1,959	35,007
SpartanNash Co.	3,061	99,605
SUPERVALU, Inc.*	21,259	171,985
United Natural Foods, Inc.*	319	20,314
Village Super Market, Inc., Class A	617	19,553
Weis Markets, Inc.	897	37,809

		515,292

Food Products (2.7%)
Alico, Inc.	252	11,431
Arcadia Biosciences, Inc.*	365	2,325
B&G Foods, Inc.	246	7,018
Boulder Brands, Inc.*	483	3,352
Darling Ingredients, Inc.*	203,434	2,982,342
Dean Foods Co.	4,156	67,203
Diamond Foods, Inc.*	114	3,577
Fresh Del Monte Produce, Inc.	2,719	105,117
John B. Sanfilippo & Son, Inc.	506	26,261
Lancaster Colony Corp.	522	47,424
Landec Corp.*	1,753	25,296
Omega Protein Corp.*	1,813	24,929
Post Holdings, Inc.*	4,465	240,797
Sanderson Farms, Inc.	1,821	136,866
Seaboard Corp.*	20	71,980
Seneca Foods Corp., Class A*	673	18,689
Snyder’s-Lance, Inc.	3,971	128,144
Tootsie Roll Industries, Inc.	952	30,759
TreeHouse Foods, Inc.*	3,485	282,390

		4,215,900

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,063	34,949
HRG Group, Inc.*	3,563	46,319
Oil-Dri Corp. of America	400	12,152
Orchids Paper Products Co.	527	12,685

		106,105

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,223	31,700
Inter Parfums, Inc.	814	27,619
Nature’s Sunshine Products, Inc.	974	13,393
Nutraceutical International Corp.*	689	17,046
Revlon, Inc., Class A*	723	26,541
Synutra International, Inc.*	234	1,673

		117,972

Tobacco (0.0%)
Universal Corp.	1,840	105,469

Total Consumer Staples		5,072,812

Energy (10.6%)
Energy Equipment & Services (8.8%)
Atwood Oceanics, Inc.	5,247	138,731
Basic Energy Services, Inc.*	3,460	26,123
Bristow Group, Inc.	2,835	151,105
C&J Energy Services Ltd.*	4,585	60,522
CARBO Ceramics, Inc.	1,593	66,317
Era Group, Inc.*	1,690	34,611
Exterran Holdings, Inc.	5,638	184,081
FMSA Holdings, Inc.*	513	4,201
Forum Energy Technologies, Inc.*	4,814	97,628
Geospace Technologies Corp.*	1,095	25,240
Gulfmark Offshore, Inc., Class A	2,113	24,511
Helix Energy Solutions Group, Inc.*	8,632	109,022
Hornbeck Offshore Services, Inc.*	142,614	2,927,865
Independence Contract Drilling, Inc.*	1,323	11,735
ION Geophysical Corp.*	8,977	9,605
Key Energy Services, Inc.*	10,911	19,640
Matrix Service Co.*	169,159	3,092,226
McDermott International, Inc.*	19,443	103,826
Natural Gas Services Group, Inc.*	106,044	2,419,924
Newpark Resources, Inc.*	6,885	55,975
Nordic American Offshore Ltd.	1,522	12,389
North American Energy Partners, Inc.	370,000	899,100
North Atlantic Drilling Ltd.	5,126	6,100
Oil States International, Inc.*	4,193	156,105
Parker Drilling Co.*	400,255	1,328,847
PHI, Inc. (Non-Voting)*	961	28,849
Pioneer Energy Services Corp.*	5,219	33,088
SEACOR Holdings, Inc.*	1,490	105,701
Seventy Seven Energy, Inc.*	4,559	19,558
Tesco Corp.	3,136	34,182
TETRA Technologies, Inc.*	6,791	43,327
Tidewater, Inc.	66,820	1,518,819
Unit Corp.*	4,091	110,948

		13,859,901

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	7,558	22,296
Adams Resources & Energy, Inc.	183	8,162
Alon USA Energy, Inc.	2,538	47,968
Approach Resources, Inc.*	2,928	20,057
Ardmore Shipping Corp.	1,488	18,020
Bill Barrett Corp.*	4,100	35,219
Bonanza Creek Energy, Inc.*	4,036	73,657
Callon Petroleum Co.*	5,375	44,720
Carrizo Oil & Gas, Inc.*	3,961	195,040
Clayton Williams Energy, Inc.*	479	31,494
Clean Energy Fuels Corp.*	5,784	32,506
Cloud Peak Energy, Inc.*	5,245	24,442
Contango Oil & Gas Co.*	1,500	18,405
Delek U.S. Holdings, Inc.	2,090	76,954
DHT Holdings, Inc.	7,593	58,998
Dorian LPG Ltd.*	2,026	33,794
Eclipse Resources Corp.*	3,899	20,509
Energy Fuels, Inc.*	1,517	6,751
Energy XXI Ltd.	7,983	20,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Erin Energy Corp.*	925	$3,617
EXCO Resources, Inc.	12,837	15,148
Frontline Ltd.*	8,718	21,272
GasLog Ltd.	3,387	67,571
Gastar Exploration, Inc.*	6,569	20,298
Green Plains, Inc.	3,079	84,826
Halcon Resources Corp.*	29,863	34,641
Hallador Energy Co.	675	5,629
Jones Energy, Inc., Class A*	2,332	21,104
Matador Resources Co.*	2,416	60,400
Navios Maritime Acquisition Corp.	6,910	24,807
Nordic American Tankers Ltd.	7,257	103,267
Northern Oil and Gas, Inc.*	5,298	35,867
Oasis Petroleum, Inc.*	11,314	179,327
Pacific Ethanol, Inc.*	1,835	18,937
Panhandle Oil and Gas, Inc., Class A	700	14,483
Par Petroleum Corp.*	115	2,153
Parsley Energy, Inc., Class A*	4,375	76,212
PDC Energy, Inc.*	3,256	174,652
Peabody Energy Corp.	22,595	49,483
Penn Virginia Corp.*	5,672	24,843
Renewable Energy Group, Inc.*	3,560	41,154
REX American Resources Corp.*	535	34,047
Rex Energy Corp.*	3,914	21,879
Ring Energy, Inc.*	1,667	18,654
Rosetta Resources, Inc.*	6,156	142,450
RSP Permian, Inc.*	4,447	125,005
Sanchez Energy Corp.*	4,287	42,013
SandRidge Energy, Inc.*	35,173	30,847
Scorpio Tankers, Inc.	14,589	147,203
Ship Finance International Ltd.	4,824	78,728
Stone Energy Corp.*	4,672	58,820
Synergy Resources Corp.*	7,542	86,205
Teekay Tankers Ltd., Class A	6,969	46,065
TransAtlantic Petroleum Ltd.*	2,050	10,475
Triangle Petroleum Corp.*	3,784	18,996
Ultra Petroleum Corp.*	6,384	79,928
W&T Offshore, Inc.	2,830	15,508
Westmoreland Coal Co.*	1,382	28,718

		2,855,219

Total Energy		16,715,120

Financials (25.4%)
Banks (10.9%)
1st Source Corp.	1,221	41,661
Access National Corp.	527	10,245
American National Bankshares, Inc.	722	17,191
Ameris Bancorp	2,619	66,235
Ames National Corp.	775	19,452
Arrow Financial Corp.	909	24,570
Banc of California, Inc.	3,046	41,882
BancFirst Corp.	624	40,841
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,467	79,388
Bancorp, Inc.*	2,766	25,668
BancorpSouth, Inc.	7,865	202,602
Bank of Marin Bancorp/California	501	25,486

Banner Corp.	1,716	82,248
Bar Harbor Bankshares	421	14,916
BBCN Bancorp, Inc.	6,501	96,150
Berkshire Hills Bancorp, Inc.	2,439	69,463
Blue Hills Bancorp, Inc.*	2,342	32,788
BNC Bancorp	1,921	37,133
Boston Private Financial Holdings, Inc.	6,777	90,880
Bridge Bancorp, Inc.	1,001	26,717
Bridge Capital Holdings*	828	24,674
Bryn Mawr Bank Corp.	1,410	42,526
BSB Bancorp, Inc./Massachusetts*	614	13,576
C1 Financial, Inc.*	454	8,799
Camden National Corp.	622	24,071
Capital Bank Financial Corp., Class A*	1,871	54,390
Capital City Bank Group, Inc.	1,017	15,530
Cardinal Financial Corp.	2,475	53,930
Cascade Bancorp*	2,760	14,297
Cathay General Bancorp	60,494	1,963,030
CenterState Banks, Inc.	3,619	48,893
Central Pacific Financial Corp.	1,847	43,866
Century Bancorp, Inc./Massachusetts, Class A	344	13,987
Chemical Financial Corp.	2,745	90,750
Citizens & Northern Corp.	1,015	20,858
City Holding Co.	1,244	61,267
CNB Financial Corp./Pennsylvania	1,196	22,006
CoBiz Financial, Inc.	3,076	40,203
Columbia Banking System, Inc.	4,684	152,417
Community Bank System, Inc.	3,316	125,245
Community Trust Bancorp, Inc.	1,285	44,808
CommunityOne Bancorp*	930	10,016
ConnectOne Bancorp, Inc.	2,366	50,940
CU Bancorp*	1,321	29,273
Customers Bancorp, Inc.*	2,191	58,916
CVB Financial Corp.	8,630	151,974
Eagle Bancorp, Inc.*	603	26,508
East West Bancorp, Inc.	68,500	3,070,170
Enterprise Bancorp, Inc./Massachusetts	653	15,306
Enterprise Financial Services Corp.	1,716	39,073
F.N.B. Corp./Pennsylvania	14,251	204,074
Farmers Capital Bank Corp.*	574	16,319
FCB Financial Holdings, Inc., Class A*	2,265	72,027
Fidelity Southern Corp.	1,428	24,904
Financial Institutions, Inc.	1,167	28,988
First Bancorp, Inc./Maine	906	17,613
First Bancorp/North Carolina	1,679	28,006
First BanCorp/Puerto Rico*	9,405	45,332
First Busey Corp.	6,137	40,320
First Business Financial Services, Inc.	374	17,533
First Citizens BancShares, Inc./North Carolina, Class A	629	165,452
First Commonwealth Financial Corp.	7,350	70,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

First Community Bancshares, Inc./Virginia	1,389	$25,308
First Connecticut Bancorp, Inc./Connecticut	1,372	21,774
First Financial Bancorp	5,045	90,507
First Financial Bankshares, Inc.	2,185	75,688
First Financial Corp./Indiana	911	32,577
First Interstate BancSystem, Inc., Class A	1,588	44,051
First Merchants Corp.	3,113	76,891
First Midwest Bancorp, Inc./Illinois	6,370	120,839
First NBC Bank Holding Co.*	1,254	45,144
First of Long Island Corp.	1,033	28,635
FirstMerit Corp.	13,485	280,893
Flushing Financial Corp.	2,409	50,613
Franklin Financial Network, Inc.*	427	9,795
Fulton Financial Corp.	14,118	184,381
German American Bancorp, Inc.	1,087	32,012
Glacier Bancorp, Inc.	6,133	180,433
Great Southern Bancorp, Inc.	852	35,903
Great Western Bancorp, Inc.	3,340	80,527
Green Bancorp, Inc.*	793	12,180
Guaranty Bancorp	1,305	21,546
Hampton Roads Bankshares, Inc.*	2,998	6,236
Hancock Holding Co.	6,344	202,437
Hanmi Financial Corp.	2,626	65,230
Heartland Financial USA, Inc.	1,377	51,252
Heritage Commerce Corp.	1,860	17,875
Heritage Financial Corp./Washington	2,511	44,872
Heritage Oaks Bancorp	1,827	14,378
Hilltop Holdings, Inc.*	3,998	96,312
Home BancShares, Inc./Arkansas	894	32,685
HomeTrust Bancshares, Inc.*	1,792	30,034
Horizon Bancorp/Indiana	755	18,845
Hudson Valley Holding Corp.	1,277	36,024
IBERIABANK Corp.	3,090	210,831
Independent Bank Corp./Massachusetts	2,128	99,782
Independent Bank Corp./Michigan	1,610	21,832
Independent Bank Group, Inc.	779	33,419
International Bancshares Corp.	4,391	117,986
Investors Bancorp, Inc.	28,268	347,696
Lakeland Bancorp, Inc.	3,289	39,106
Lakeland Financial Corp.	1,363	59,113
LegacyTexas Financial Group, Inc.	3,852	116,330
MainSource Financial Group, Inc.	1,768	38,808
MB Financial, Inc.	6,075	209,223
Mercantile Bank Corp.	1,415	30,295
Merchants Bancshares, Inc./Vermont	413	13,658
Metro Bancorp, Inc.	979	25,591
MidWestOne Financial Group, Inc.	672	22,122
National Bank Holdings Corp., Class A	3,059	63,719
National Bankshares, Inc./Virginia	633	18,522

National Commerce Corp.*	468	12,074
National Penn Bancshares, Inc.	11,262	127,035
NBT Bancorp, Inc.	3,587	93,872
NewBridge Bancorp	2,853	25,477
OFG Bancorp	3,668	39,138
Old National Bancorp/Indiana	9,521	137,674
Old Second Bancorp, Inc.*	1,746	11,524
Opus Bank	837	30,283
Pacific Continental Corp.	1,626	22,000
Pacific Premier Bancorp, Inc.*	1,730	29,341
Palmetto Bancshares, Inc.	421	8,323
Park National Corp.	1,058	92,437
Park Sterling Corp.	3,773	27,166
Peapack-Gladstone Financial Corp.	1,299	28,864
Penns Woods Bancorp, Inc.	412	18,165
Peoples Bancorp, Inc./Ohio	1,440	33,610
Peoples Financial Services Corp.	641	25,390
Pinnacle Financial Partners, Inc.	2,701	146,853
Preferred Bank/California	969	29,118
PrivateBancorp, Inc.	6,374	253,813
Prosperity Bancshares, Inc.	5,705	329,407
QCR Holdings, Inc.	903	19,649
Renasant Corp.	2,585	84,271
Republic Bancorp, Inc./Kentucky, Class A	815	20,946
S&T Bancorp, Inc.	2,852	84,391
Sandy Spring Bancorp, Inc.	2,026	56,687
Seacoast Banking Corp. of Florida*	1,867	29,499
ServisFirst Bancshares, Inc.	1,766	66,349
Sierra Bancorp	981	16,981
Simmons First National Corp., Class A	2,401	112,079
South State Corp.	1,861	141,417
Southside Bancshares, Inc.	2,071	60,535
Southwest Bancorp, Inc./Oklahoma	1,577	29,348
Square 1 Financial, Inc., Class A*	884	24,177
State Bank Financial Corp.	2,933	63,646
Sterling Bancorp/Delaware	7,457	109,618
Stock Yards Bancorp, Inc.	1,211	45,764
Stonegate Bank	851	25,249
Suffolk Bancorp	963	24,711
Sun Bancorp, Inc./New Jersey*	768	14,784
Susquehanna Bancshares, Inc.	14,837	209,498
Talmer Bancorp, Inc., Class A	4,404	73,767
Texas Capital Bancshares, Inc.*	3,451	214,790
Tompkins Financial Corp.	1,225	65,807
Towne Bank/Virginia	3,742	60,957
TriCo Bancshares	1,870	44,974
TriState Capital Holdings, Inc.*	1,833	23,701
Triumph Bancorp, Inc.*	1,161	15,267
Trustmark Corp.	5,489	137,115
UMB Financial Corp.	3,200	182,464
Umpqua Holdings Corp.	17,887	321,787
Union Bankshares Corp.	3,692	85,802
United Bankshares, Inc./West Virginia	5,639	226,857
United Community Banks, Inc./Georgia	4,103	85,630
Univest Corp. of Pennsylvania	1,486	30,255
Valley National Bancorp	19,030	196,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Washington Trust Bancorp, Inc.	1,208	$47,692
Webster Financial Corp.	7,386	292,116
WesBanco, Inc.	3,083	104,884
West Bancorp, Inc.	1,347	26,724
Westamerica Bancorp	2,075	105,099
Western Alliance Bancorp*	2,760	93,178
Wilshire Bancorp, Inc.	5,783	73,039
Wintrust Financial Corp.	3,859	205,993
Yadkin Financial Corp.*	2,024	42,403

		17,159,443

Capital Markets (0.7%)
Actua Corp.*	3,316	47,286
Arlington Asset Investment Corp., Class A	1,921	37,575
Calamos Asset Management, Inc., Class A	1,459	17,873
CIFC Corp.	561	4,449
Cowen Group, Inc., Class A*	8,600	55,040
INTL FCStone, Inc.*	906	30,115
Investment Technology Group, Inc.	2,425	60,140
Janus Capital Group, Inc.	10,944	187,361
KCG Holdings, Inc., Class A*	3,126	38,544
Ladenburg Thalmann Financial Services, Inc.*	7,529	26,351
Moelis & Co., Class A	177	5,082
Oppenheimer Holdings, Inc., Class A	849	22,312
Piper Jaffray Cos.*	1,308	57,081
RCS Capital Corp., Class A*	3,996	30,609
Safeguard Scientifics, Inc.*	1,774	34,522
Stifel Financial Corp.*	5,521	318,783
Virtus Investment Partners, Inc.	522	69,034
Walter Investment Management Corp.*	3,082	70,485

		1,112,642

Consumer Finance (2.4%)
Cash America International, Inc.	2,253	59,006
Encore Capital Group, Inc.*	1,764	75,393
Enova International, Inc.*	277	5,174
Ezcorp, Inc., Class A*	4,457	33,116
First Cash Financial Services, Inc.*	171	7,796
Green Dot Corp., Class A*	3,728	71,279
JG Wentworth Co., Class A*	1,102	10,138
Nelnet, Inc., Class A	1,915	82,939
Regional Management Corp.*	195,818	3,497,310
World Acceptance Corp.*	222	13,655

		3,855,806

Diversified Financial Services (0.2%)
FNFV Group*	6,484	99,724
GAIN Capital Holdings, Inc.	2,174	20,783
Marlin Business Services Corp.	761	12,845
NewStar Financial, Inc.*	1,989	21,879
PHH Corp.*	4,059	105,656
PICO Holdings, Inc.*	1,946	28,645
Resource America, Inc., Class A	1,275	10,723
Tiptree Financial, Inc., Class A	2,331	16,900

		317,155

Insurance (2.2%)
Ambac Financial Group, Inc.*	3,261	54,263
American Equity Investment Life Holding Co.	6,266	169,057
AMERISAFE, Inc.	1,544	72,661
Argo Group International Holdings Ltd.	2,274	126,662
Atlas Financial Holdings, Inc.*	429	8,507
Baldwin & Lyons, Inc., Class B	785	18,071
Citizens, Inc./Texas*	3,708	27,662
CNO Financial Group, Inc.	16,031	294,169
Crawford & Co., Class B	1,640	13,825
Donegal Group, Inc., Class A	777	11,834
EMC Insurance Group, Inc.	602	15,080
Employers Holdings, Inc.	1,035	23,577
Enstar Group Ltd.*	740	114,663
FBL Financial Group, Inc., Class A	770	44,444
Federated National Holding Co.	1,136	27,491
Fidelity & Guaranty Life	913	21,574
First American Financial Corp.	8,812	327,894
Global Indemnity plc*	700	19,656
Greenlight Capital Reinsurance Ltd., Class A*	2,373	69,220
Hallmark Financial Services, Inc.*	1,349	15,352
HCI Group, Inc.	601	26,570
Heritage Insurance Holdings, Inc.*	712	16,369
Horace Mann Educators Corp.	3,343	121,618
Independence Holding Co.	684	9,022
Infinity Property & Casualty Corp.	918	69,621
James River Group Holdings Ltd.	800	20,696
Kansas City Life Insurance Co.	341	15,587
Kemper Corp.	3,526	135,927
Maiden Holdings Ltd.	3,624	57,187
MBIA, Inc.*	12,649	76,020
Meadowbrook Insurance Group, Inc.	4,145	35,647
Montpelier Reinsurance Holdings Ltd.	2,956	116,762
National General Holdings Corp.	2,600	54,158
National Interstate Corp.	530	14,480
National Western Life Insurance Co., Class A	183	43,827
Navigators Group, Inc.*	867	67,244
OneBeacon Insurance Group Ltd., Class A	1,926	27,946
Primerica, Inc.	4,172	190,619
RLI Corp.	3,512	180,482
Safety Insurance Group, Inc.	1,203	69,425
Selective Insurance Group, Inc.	4,621	129,619
State Auto Financial Corp.	1,285	30,776
State National Cos., Inc.	2,250	24,367
Stewart Information Services Corp.	1,871	74,466
Symetra Financial Corp.	6,086	147,099
Third Point Reinsurance Ltd.*	6,369	93,943
United Fire Group, Inc.	1,652	54,120
United Insurance Holdings Corp.	1,373	21,336

		3,400,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (7.1%)
Acadia Realty Trust (REIT)	5,628	$163,831
AG Mortgage Investment Trust, Inc. (REIT)	2,485	42,941
Agree Realty Corp. (REIT)	1,486	43,347
Alexander’s, Inc. (REIT)	12	4,920
Altisource Residential Corp. (REIT)	4,685	78,942
American Assets Trust, Inc. (REIT)	362	14,194
American Capital Mortgage Investment Corp. (REIT)	4,280	68,437
American Residential Properties, Inc. (REIT)*	2,724	50,394
Anworth Mortgage Asset Corp. (REIT)	8,821	43,488
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,822	79,225
Apollo Residential Mortgage, Inc. (REIT)	2,625	38,561
Ares Commercial Real Estate Corp. (REIT)	2,299	26,186
Armada Hoffler Properties, Inc. (REIT)	2,180	21,778
ARMOUR Residential REIT, Inc. (REIT)	29,091	81,746
Ashford Hospitality Prime, Inc. (REIT)	2,099	31,527
Ashford Hospitality Trust, Inc. (REIT)	6,930	58,628
Associated Estates Realty Corp. (REIT)	4,738	135,649
Bluerock Residential Growth REIT, Inc. (REIT)	1,510	19,117
Campus Crest Communities, Inc. (REIT)	5,583	30,930
Capstead Mortgage Corp. (REIT)	7,970	88,467
CatchMark Timber Trust, Inc. (REIT), Class A	3,183	36,827
Cedar Realty Trust, Inc. (REIT)	7,118	45,555
Chambers Street Properties (REIT)	19,536	155,311
Chatham Lodging Trust (REIT)	3,157	83,566
Chesapeake Lodging Trust (REIT)	4,879	148,712
Colony Capital, Inc. (REIT), Class A	9,162	207,519
CorEnergy Infrastructure Trust, Inc. (REIT)	3,851	24,338
Cousins Properties, Inc. (REIT)	17,736	184,100
CubeSmart (REIT)	2,989	69,225
CyrusOne, Inc. (REIT)	377	11,103
CYS Investments, Inc. (REIT)	13,093	101,209
DCT Industrial Trust, Inc. (REIT)	7,264	228,380
DiamondRock Hospitality Co. (REIT)	16,425	210,404
DuPont Fabros Technology, Inc. (REIT)	3,361	98,981
Dynex Capital, Inc. (REIT)	4,690	35,738
EastGroup Properties, Inc. (REIT)	2,099	118,027

Education Realty Trust, Inc. (REIT)	3,974	124,625
EPR Properties (REIT)	4,669	255,768
Equity One, Inc. (REIT)	5,510	128,603
Excel Trust, Inc. (REIT)	4,065	64,105
FelCor Lodging Trust, Inc. (REIT)	11,737	115,962
First Industrial Realty Trust, Inc. (REIT)	9,065	169,787
First Potomac Realty Trust (REIT)	4,893	50,398
Franklin Street Properties Corp. (REIT)	7,488	84,689
Geo Group, Inc. (REIT)	6,072	207,420
Getty Realty Corp. (REIT)	2,188	35,796
Gladstone Commercial Corp. (REIT)	1,848	30,603
Government Properties Income Trust (REIT)	5,806	107,701
Gramercy Property Trust, Inc. (REIT)	4,683	109,442
Great Ajax Corp. (REIT)	375	5,317
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,656	53,253
Hatteras Financial Corp. (REIT)	7,986	130,172
Healthcare Realty Trust, Inc. (REIT)	8,202	190,779
Hersha Hospitality Trust (REIT)	4,037	103,515
Highwoods Properties, Inc. (REIT)	7,701	307,655
Hudson Pacific Properties, Inc. (REIT)	6,100	173,057
Independence Realty Trust, Inc. (REIT)	1,904	14,337
InfraREIT, Inc. (REIT)	1,795	50,906
Inland Real Estate Corp. (REIT)	5,114	48,174
Invesco Mortgage Capital, Inc. (REIT)	10,139	145,190
Investors Real Estate Trust (REIT)	9,819	70,108
iStar Financial, Inc. (REIT)*	7,034	93,693
Kite Realty Group Trust (REIT)	6,807	166,567
Ladder Capital Corp. (REIT)	3,189	55,329
LaSalle Hotel Properties (REIT)	9,232	327,367
Lexington Realty Trust (REIT)	16,842	142,820
LTC Properties, Inc. (REIT)	2,745	114,192
Mack-Cali Realty Corp. (REIT)	7,337	135,221
Medical Properties Trust, Inc. (REIT)	17,084	223,971
Monmouth Real Estate Investment Corp. (REIT)	4,970	48,308
Monogram Residential Trust, Inc. (REIT)	13,527	122,014
National Health Investors, Inc. (REIT)	2,001	124,662
New Residential Investment Corp. (REIT)	16,196	246,827
New Senior Investment Group, Inc. (REIT)	5,414	72,385
New York Mortgage Trust, Inc. (REIT)	9,256	69,235
New York REIT, Inc. (REIT)	13,358	132,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

NexPoint Residential Trust, Inc. (REIT)	1,541	$20,696
One Liberty Properties, Inc. (REIT)	1,076	22,897
Orchid Island Capital, Inc. (REIT)	1,458	16,344
Parkway Properties, Inc. (REIT)	6,979	121,714
Pebblebrook Hotel Trust (REIT)	5,865	251,491
Pennsylvania Real Estate Investment Trust (REIT)	5,666	120,912
PennyMac Mortgage Investment Trust (REIT)	4,210	73,380
Physicians Realty Trust (REIT)	5,821	89,411
Potlatch Corp. (REIT)	880	31,082
Preferred Apartment Communities, Inc. (REIT), Class A	1,781	17,721
PS Business Parks, Inc. (REIT)	1,420	102,453
QTS Realty Trust, Inc. (REIT), Class A	106	3,864
RAIT Financial Trust (REIT)	7,087	43,302
Ramco-Gershenson Properties Trust (REIT)	6,489	105,900
Redwood Trust, Inc. (REIT)	6,914	108,550
Resource Capital Corp. (REIT)	11,410	44,157
Retail Opportunity Investments Corp. (REIT)	7,663	119,696
Rexford Industrial Realty, Inc. (REIT)	4,656	67,884
RLJ Lodging Trust (REIT)	6,873	204,678
Rouse Properties, Inc. (REIT)	3,058	49,998
Sabra Health Care REIT, Inc. (REIT)	4,078	104,968
Saul Centers, Inc. (REIT)	120	5,903
Select Income REIT (REIT)	5,073	104,707
Silver Bay Realty Trust Corp. (REIT)	3,093	50,385
Sovran Self Storage, Inc. (REIT)	383	33,287
STAG Industrial, Inc. (REIT)	5,311	106,220
STORE Capital Corp. (REIT)	2,753	55,335
Strategic Hotels & Resorts, Inc. (REIT)*	22,392	271,391
Summit Hotel Properties, Inc. (REIT)	7,124	92,683
Sun Communities, Inc. (REIT)	3,177	196,434
Sunstone Hotel Investors, Inc. (REIT)	17,050	255,920
Terreno Realty Corp. (REIT)	3,585	70,624
Trade Street Residential, Inc. (REIT)	1,863	12,408
UMH Properties, Inc. (REIT)	1,869	18,316
United Development Funding IV (REIT)	2,466	43,106
Urstadt Biddle Properties, Inc. (REIT), Class A	2,054	38,369
Washington Real Estate Investment Trust (REIT)	5,596	145,216
Western Asset Mortgage Capital Corp. (REIT)	3,481	51,414
Whitestone REIT (REIT)	2,102	27,368
Xenia Hotels & Resorts, Inc. (REIT)	9,083	197,464

		11,231,816

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	3,990	157,206
Altisource Asset Management Corp.*	25	3,607
AV Homes, Inc.*	1,050	15,089
Consolidated-Tomoka Land Co.	257	14,814
Forestar Group, Inc.*	2,764	36,374
FRP Holdings, Inc.*	557	18,064
Kennedy-Wilson Holdings, Inc.	6,832	167,999
RE/MAX Holdings, Inc., Class A	928	32,953
St. Joe Co.*	3,829	59,464
Tejon Ranch Co.*	1,096	28,178

		533,748

Thrifts & Mortgage Finance (1.6%)
Anchor BanCorp Wisconsin, Inc.*	597	22,674
Astoria Financial Corp.	7,395	101,977
Bank Mutual Corp.	3,840	29,453
BankFinancial Corp.	1,590	18,730
BBX Capital Corp., Class A*	232	3,768
Bear State Financial, Inc.*	990	9,247
Beneficial Bancorp, Inc.*	6,684	83,483
Brookline Bancorp, Inc.	5,762	65,053
Capitol Federal Financial, Inc.	11,500	138,460
Charter Financial Corp./Maryland	1,395	17,312
Clifton Bancorp, Inc.	2,295	32,107
Dime Community Bancshares, Inc.	2,578	43,671
EverBank Financial Corp.	7,919	155,608
Federal Agricultural Mortgage Corp., Class C	914	26,561
First Defiance Financial Corp.	761	28,560
Flagstar Bancorp, Inc.*	1,703	31,471
Fox Chase Bancorp, Inc.	1,099	18,595
Heritage Financial Group, Inc.	487	14,698
Hingham Institution for Savings	98	11,281
HomeStreet, Inc.*	1,249	28,502
Kearny Financial Corp.*	7,551	84,269
Meridian Bancorp, Inc.*	3,731	50,033
Meta Financial Group, Inc.	609	26,138
MGIC Investment Corp.*	15,267	173,739
Nationstar Mortgage Holdings, Inc.*	3,191	53,609
NMI Holdings, Inc., Class A*	4,319	34,638
Northfield Bancorp, Inc.	3,873	58,289
Northwest Bancshares, Inc.	7,711	98,855
OceanFirst Financial Corp.	1,120	20,888
Ocwen Financial Corp.*	8,733	89,077
Oritani Financial Corp.	3,610	57,941
PennyMac Financial Services, Inc., Class A*	468	8,480
Provident Financial Services, Inc.	5,297	100,590
Radian Group, Inc.	15,549	291,699
Stonegate Mortgage Corp.*	1,156	11,641
Territorial Bancorp, Inc.	720	17,467
TrustCo Bank Corp.	7,843	55,136
United Community Financial Corp./Ohio	4,286	22,930
United Financial Bancorp, Inc.	3,331	44,802
Walker & Dunlop, Inc.*	1,097	29,334
Washington Federal, Inc.	7,732	180,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Waterstone Financial, Inc.	2,520	$33,264
WSFS Financial Corp.	2,311	63,206

		2,487,778

Total Financials		40,098,983

Health Care (2.1%)
Biotechnology (0.3%)
ACADIA Pharmaceuticals, Inc.*	489	20,479
Acorda Therapeutics, Inc.*	307	10,232
Adamas Pharmaceuticals, Inc.*	843	22,103
Agenus, Inc.*	1,298	11,202
Akebia Therapeutics, Inc.*	1,983	20,405
Array BioPharma, Inc.*	2,254	16,251
Arrowhead Research Corp.*	2,184	15,616
BioCryst Pharmaceuticals, Inc.*	1,156	17,259
Calithera Biosciences, Inc.*	892	6,369
Celldex Therapeutics, Inc.*	766	19,318
Cytokinetics, Inc.*	1,399	9,401
Emergent BioSolutions, Inc.*	737	24,284
Geron Corp.*	761	3,257
Idera Pharmaceuticals, Inc.*	465	1,725
Ignyta, Inc.*	603	9,099
Immunomedics, Inc.*	561	2,278
Inovio Pharmaceuticals, Inc.*	666	5,435
Lexicon Pharmaceuticals, Inc.*	2,007	16,156
Loxo Oncology, Inc.*	623	11,233
MacroGenics, Inc.*	1,168	18,303
Merrimack Pharmaceuticals, Inc.*	511	6,319
Navidea Biopharmaceuticals, Inc.*	3,424	5,513
Osiris Therapeutics, Inc.*	167	3,250
PDL BioPharma, Inc.	13,261	85,268
Peregrine Pharmaceuticals, Inc.*	1,278	1,674
Rigel Pharmaceuticals, Inc.*	1,649	5,293
Spectrum Pharmaceuticals, Inc.*	4,236	28,974
Stemline Therapeutics, Inc.*	1,045	12,300
Threshold Pharmaceuticals, Inc.*	123	497
Tokai Pharmaceuticals, Inc.*	450	5,985
Vanda Pharmaceuticals, Inc.*	678	8,604
Verastem, Inc.*	2,336	17,613
Versartis, Inc.*	1,678	25,539
XOMA Corp.*	1,429	5,545

		472,779

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	922	72,746
AngioDynamics, Inc.*	2,144	35,162
Anika Therapeutics, Inc.*	255	8,423
AtriCure, Inc.*	575	14,168
Cardiovascular Systems, Inc.*	131	3,465
Cerus Corp.*	1,160	6,020
CONMED Corp.	2,243	130,700
CryoLife, Inc.	2,098	23,665
Cutera, Inc.*	352	5,449
Cynosure, Inc., Class A*	157	6,057
Entellus Medical, Inc.*	73	1,889
Exactech, Inc.*	917	19,101
Greatbatch, Inc.*	2,079	112,100
Haemonetics Corp.*	2,201	91,033
Halyard Health, Inc.*	3,776	152,928
ICU Medical, Inc.*	412	39,412

Integra LifeSciences Holdings Corp.*	1,162	78,284
Invacare Corp.	2,642	57,147
LeMaitre Vascular, Inc.	541	6,524
Meridian Bioscience, Inc.	511	9,525
Merit Medical Systems, Inc.*	3,586	77,242
OraSure Technologies, Inc.*	4,455	24,012
Orthofix International N.V.*	1,536	50,872
Quidel Corp.*	1,359	31,189
Rockwell Medical, Inc.*	446	7,190
RTI Surgical, Inc.*	857	5,536
SurModics, Inc.*	901	21,101
Tornier N.V.*	1,341	33,512
TransEnterix, Inc.*	2,355	7,065
Unilife Corp.*	1,673	3,597
Wright Medical Group, Inc.*	2,103	55,225

		1,190,339

Health Care Providers & Services (0.8%)
Aceto Corp.	313	7,709
Addus HomeCare Corp.*	540	15,044
Alliance HealthCare Services, Inc.*	309	5,775
Almost Family, Inc.*	586	23,387
Amedisys, Inc.*	476	18,911
Amsurg Corp.*	2,976	208,171
BioScrip, Inc.*	5,762	20,916
Cross Country Healthcare, Inc.*	1,014	12,858
Ensign Group, Inc.	137	6,995
Five Star Quality Care, Inc.*	3,578	17,174
Genesis Healthcare, Inc.*	1,270	8,382
Hanger, Inc.*	2,884	67,601
Healthways, Inc.*	2,511	30,082
IPC Healthcare, Inc.*	566	31,351
Kindred Healthcare, Inc.	6,781	137,586
LHC Group, Inc.*	994	38,021
Magellan Health, Inc.*	2,224	155,836
National HealthCare Corp.	825	53,617
National Research Corp., Class A	105	1,492
Owens & Minor, Inc.	5,135	174,590
PharMerica Corp.*	2,477	82,484
Select Medical Holdings Corp.	450	7,290
Surgical Care Affiliates, Inc.*	70	2,687
Triple-S Management Corp., Class B*	1,972	50,602
Trupanion, Inc.*	256	2,109
Universal American Corp.*	4,013	40,612

		1,221,282

Health Care Technology (0.0%)
MedAssets, Inc.*	303	6,684
Vocera Communications, Inc.*	700	8,015

		14,699

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,551	49,697
Harvard Bioscience, Inc.*	2,542	14,490
Luminex Corp.*	3,236	55,853

		120,040

Pharmaceuticals (0.1%)
Amphastar Pharmaceuticals, Inc.*	856	15,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Aratana Therapeutics, Inc.*	223	$3,372
Dermira, Inc.*	661	11,601
Endocyte, Inc.*	3,027	15,710
Medicines Co.*	4,849	138,730
Omeros Corp.*	231	4,156
Theravance Biopharma, Inc.*	2,070	26,951
Theravance, Inc.	883	15,956

		231,524

Total Health Care		3,250,663

Industrials (28.8%)
Aerospace & Defense (1.1%)
AAR Corp.	2,897	92,328
Aerojet Rocketdyne Holdings, Inc.*	2,686	55,359
Aerovironment, Inc.*	1,588	41,415
American Science & Engineering, Inc.	556	24,358
Cubic Corp.	1,755	83,503
Curtiss-Wright Corp.	3,646	264,116
DigitalGlobe, Inc.*	5,907	164,156
Ducommun, Inc.*	893	22,923
Engility Holdings, Inc.	1,462	36,784
Esterline Technologies Corp.*	2,533	241,496
KEYW Holding Corp.*	2,744	25,574
KLX, Inc.*	4,282	188,965
Kratos Defense & Security Solutions, Inc.*	3,718	23,424
Moog, Inc., Class A*	2,868	202,710
National Presto Industries, Inc.	398	31,967
Sparton Corp.*	322	8,797
Teledyne Technologies, Inc.*	2,138	225,580

		1,733,455

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,316	45,275
Atlas Air Worldwide Holdings, Inc.*	2,034	111,789
Hub Group, Inc., Class A*	248	10,004
UTi Worldwide, Inc.*	7,540	75,325
XPO Logistics, Inc.*	1,029	46,490

		288,883

Airlines (0.1%)
Republic Airways Holdings, Inc.*	4,137	37,978
SkyWest, Inc.	4,200	63,168
Virgin America, Inc.*	134	3,682

		104,828

Building Products (1.9%)
Gibraltar Industries, Inc.*	2,525	51,434
Griffon Corp.	2,135	33,989
Insteel Industries, Inc.	95	1,777
NCI Building Systems, Inc.*	180,000	2,712,600
Quanex Building Products Corp.	2,555	54,754
Simpson Manufacturing Co., Inc.	3,149	107,066
Universal Forest Products, Inc.	1,639	85,277

		3,046,897

Commercial Services & Supplies (5.5%)
ABM Industries, Inc.	4,555	149,723
ACCO Brands Corp.*	8,976	69,744
Brady Corp., Class A	3,892	96,288
Casella Waste Systems, Inc., Class A*	2,613	14,659
CECO Environmental Corp.	1,845	20,904
Civeo Corp.	8,725	26,786
Deluxe Corp.	1,834	113,708
Ennis, Inc.	2,104	39,113
Essendant, Inc.	3,122	122,538
G&K Services, Inc., Class A	451	31,182
Heritage-Crystal Clean, Inc.*	920	13,524
InnerWorkings, Inc.*	1,859	12,400
Kimball International, Inc., Class B	1,828	22,228
Matthews International Corp., Class A	2,542	135,082
McGrath RentCorp	2,133	64,907
Mobile Mini, Inc.	86,372	3,631,079
MSA Safety, Inc.	841	40,797
NL Industries, Inc.*	606	4,490
Quad/Graphics, Inc.	2,389	44,220
SP Plus Corp.*	52	1,358
Team, Inc.*	88,000	3,542,000
Tetra Tech, Inc.	4,909	125,867
TRC Cos., Inc.*	1,349	13,692
UniFirst Corp.	1,209	135,227
Viad Corp.	1,643	44,542
West Corp.	3,642	109,624

		8,625,682

Construction & Engineering (3.1%)
Aegion Corp.*	3,065	58,051
Ameresco, Inc., Class A*	1,819	13,915
Argan, Inc.	130	5,243
Comfort Systems USA, Inc.	196	4,498
EMCOR Group, Inc.	5,102	243,723
Furmanite Corp.*	302,421	2,455,659
Granite Construction, Inc.	3,204	113,774
Great Lakes Dredge & Dock Corp.*	4,714	28,095
HC2 Holdings, Inc.*	586	5,245
MasTec, Inc.*	5,421	107,715
MYR Group, Inc.*	1,712	53,004
Northwest Pipe Co.*	789	16,072
Orion Marine Group, Inc.*	248,275	1,792,545
Primoris Services Corp.	985	19,503
Tutor Perini Corp.*	3,066	66,164

		4,983,206

Electrical Equipment (0.3%)
Encore Wire Corp.	383	16,963
EnerSys, Inc.	2,647	186,058
Franklin Electric Co., Inc.	323	10,442
FuelCell Energy, Inc.*	14,352	14,020
General Cable Corp.	349	6,886
GrafTech International Ltd.*	10,152	50,354
LSI Industries, Inc.	1,904	17,783
Plug Power, Inc.*	5,813	14,242
Powell Industries, Inc.	794	27,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

PowerSecure International, Inc.*	1,509	$22,273
Preformed Line Products Co.	244	9,204
Thermon Group Holdings, Inc.*	2,224	53,532
Vicor Corp.*	180	2,194

		431,876

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,666	54,200

Machinery (2.6%)
Accuride Corp.*	205	789
Actuant Corp., Class A	4,867	112,379
Alamo Group, Inc.	780	42,619
Albany International Corp., Class A	1,987	79,083
Altra Industrial Motion Corp.	407	11,062
American Railcar Industries, Inc.	563	27,384
Astec Industries, Inc.	1,546	64,654
Barnes Group, Inc.	4,461	173,934
Briggs & Stratton Corp.	3,677	70,819
Chart Industries, Inc.*	2,479	88,624
CIRCOR International, Inc.	1,389	75,742
CLARCOR, Inc.	244	15,187
Columbus McKinnon Corp.	1,540	38,500
Douglas Dynamics, Inc.	1,331	28,590
EnPro Industries, Inc.	749	42,858
ESCO Technologies, Inc.	2,142	80,132
ExOne Co.*	844	9,368
Federal Signal Corp.	5,103	76,086
FreightCar America, Inc.	516	10,774
Global Brass & Copper Holdings, Inc.	208	3,538
Gorman-Rupp Co.	1,158	32,517
Graham Corp.	801	16,412
Hurco Cos., Inc.	540	18,695
Hyster-Yale Materials Handling, Inc.	547	37,896
Kadant, Inc.	752	35,494
L.B. Foster Co., Class A	851	29,453
Lindsay Corp.	151	13,274
Lydall, Inc.*	914	27,018
Meritor, Inc.*	3,522	46,209
Miller Industries, Inc.	875	17,456
Mueller Industries, Inc.	1,506	52,288
Navistar International Corp.*	103,901	2,351,280
Standex International Corp.	300	23,979
Tennant Co.	96	6,273
Titan International, Inc.	3,342	35,893
TriMas Corp.*	3,431	101,558
Twin Disc, Inc.	655	12,209
Watts Water Technologies, Inc., Class A	2,296	119,048
Woodward, Inc.	1,645	90,459

		4,119,533

Marine (2.2%)
Eagle Bulk Shipping, Inc.*	1,744	12,156
Golden Ocean Group Ltd.	5,517	21,240
Kirby Corp.*	43,000	3,296,380
Matson, Inc.	295	12,402
Navios Maritime Holdings, Inc.	6,521	24,258
Safe Bulkers, Inc.	3,178	10,233

Scorpio Bulkers, Inc.*	14,668	23,909
Ultrapetrol Bahamas Ltd.*	1,971	2,227

		3,402,805

Professional Services (0.5%)
Acacia Research Corp.	4,184	36,694
CBIZ, Inc.*	3,970	38,271
CDI Corp.	1,295	16,835
CRA International, Inc.*	806	22,463
Exponent, Inc.	98	4,388
Franklin Covey Co.*	875	17,754
FTI Consulting, Inc.*	3,113	128,380
Heidrick & Struggles International, Inc.	1,420	37,034
Hill International, Inc.*	2,910	15,307
Huron Consulting Group, Inc.*	1,655	115,999
ICF International, Inc.*	1,596	55,637
Kelly Services, Inc., Class A	2,359	36,211
Korn/Ferry International	1,865	64,846
Mistras Group, Inc.*	578	10,970
Navigant Consulting, Inc.*	3,951	58,751
Pendrell Corp.*	13,658	18,711
Resources Connection, Inc.	2,515	40,466
RPX Corp.*	3,878	65,538
TriNet Group, Inc.*	273	6,921
Volt Information Sciences, Inc.*	241	2,340
VSE Corp.	347	18,568

		812,084

Road & Rail (4.0%)
ArcBest Corp.	1,416	45,029
Celadon Group, Inc.	721	14,910
Con-way, Inc.	4,681	179,610
Genesee & Wyoming, Inc., Class A*	36,000	2,742,480
Marten Transport Ltd.	1,709	37,085
Quality Distribution, Inc.*	1,657	25,617
Roadrunner Transportation Systems, Inc.*	1,388	35,810
Saia, Inc.*	80,000	3,143,200
Universal Truckload Services, Inc.	212	4,656
USA Truck, Inc.*	588	12,483
Werner Enterprises, Inc.	2,758	72,398
YRC Worldwide, Inc.*	2,151	27,920

		6,341,198

Trading Companies & Distributors (7.3%)
Aircastle Ltd.	5,052	114,529
Applied Industrial Technologies, Inc.	1,979	78,467
Beacon Roofing Supply, Inc.*	3,043	101,088
CAI International, Inc.*	1,425	29,341
DXP Enterprises, Inc.*	77,706	3,613,329
Kaman Corp.	2,018	84,635
Lawson Products, Inc.*	110	2,583
MRC Global, Inc.*	8,364	129,140
Neff Corp., Class A*	680	6,861
Real Industry, Inc.*	709	8,047
Rush Enterprises, Inc., Class A*	112,865	2,958,192
Stock Building Supply Holdings, Inc.*	115,000	2,248,250
TAL International Group, Inc.*	64,686	2,044,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Textainer Group Holdings Ltd.	1,783	$46,376
Titan Machinery, Inc.*	1,368	20,151
Veritiv Corp.*	655	23,881

		11,508,948

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,981	75,462

Total Industrials		45,529,057

Information Technology (4.9%)
Communications Equipment (0.5%)
ADTRAN, Inc.	4,316	70,135
Applied Optoelectronics, Inc.*	222	3,854
Bel Fuse, Inc., Class B	806	16,539
Black Box Corp.	1,300	26,000
Calix, Inc.*	3,570	27,168
Comtech Telecommunications Corp.	1,334	38,753
Digi International, Inc.*	2,015	19,243
Emcore Corp.*	1,962	11,811
Extreme Networks, Inc.*	7,401	19,909
Finisar Corp.*	8,434	150,716
Harmonic, Inc.*	6,101	41,670
InterDigital, Inc.	299	17,010
Ixia*	543	6,755
KVH Industries, Inc.*	393	5,286
NETGEAR, Inc.*	2,826	84,836
Oclaro, Inc.*	8,004	18,089
Polycom, Inc.*	10,959	125,371
ShoreTel, Inc.*	4,083	27,683
Sonus Networks, Inc.*	4,006	27,721
Ubiquiti Networks, Inc.	152	4,851
ViaSat, Inc.*	516	31,094

		774,494

Electronic Equipment, Instruments & Components (1.5%)
Agilysys, Inc.*	1,350	12,393
Anixter International, Inc.*	2,319	151,083
AVX Corp.	3,663	49,304
Benchmark Electronics, Inc.*	4,284	93,305
Checkpoint Systems, Inc.	3,587	36,516
Coherent, Inc.*	1,773	112,550
Control4 Corp.*	1,683	14,962
CTS Corp.	2,726	52,530
Daktronics, Inc.	2,409	28,571
DTS, Inc.*	177	5,397
Electro Rent Corp.	1,366	14,835
Fabrinet*	2,904	54,392
FARO Technologies, Inc.*	1,087	50,763
Gerber Scientific, Inc. (Escrow Shares)*†	2,344	—
GSI Group, Inc.*	2,786	41,874
II-VI, Inc.*	4,274	81,121
Insight Enterprises, Inc.*	3,154	94,336
Itron, Inc.*	3,138	108,073
Kimball Electronics, Inc.*	2,360	34,432
Knowles Corp.*	6,918	125,216
Littelfuse, Inc.	271	25,715
Mercury Systems, Inc.*	2,793	40,889
Multi-Fineline Electronix, Inc.*	761	16,635
Newport Corp.*	2,148	40,726
OSI Systems, Inc.*	1,200	84,948

Park Electrochemical Corp.	1,678	32,150
PC Connection, Inc.	873	21,598
Plexus Corp.*	1,704	74,771
Rofin-Sinar Technologies, Inc.*	2,027	55,945
Rogers Corp.*	1,043	68,984
Sanmina Corp.*	6,723	135,536
ScanSource, Inc.*	2,332	88,756
SYNNEX Corp.	2,335	170,899
Tech Data Corp.*	2,971	171,011
TTM Technologies, Inc.*	4,990	49,850
Vishay Intertechnology, Inc.	10,966	128,083
Vishay Precision Group, Inc.*	1,072	16,144

		2,384,293

Internet Software & Services (0.4%)
Amber Road, Inc.*	36	253
Bankrate, Inc.*	5,448	57,149
Bazaarvoice, Inc.*	2,692	15,856
Blucora, Inc.*	3,344	54,006
Care.com, Inc.*	1,330	7,874
Dealertrack Technologies, Inc.*	3,068	192,640
DHI Group, Inc.*	2,489	22,127
Everyday Health, Inc.*	44	562
Intralinks Holdings, Inc.*	1,519	18,091
Limelight Networks, Inc.*	4,859	19,144
Liquidity Services, Inc.*	1,982	19,087
Marchex, Inc., Class B	2,573	12,736
Marin Software, Inc.*	2,100	14,154
Millennial Media, Inc.*	9,701	15,716
Monster Worldwide, Inc.*	7,438	48,644
QuinStreet, Inc.*	2,836	18,292
RealNetworks, Inc.*	2,090	11,307
Reis, Inc.	262	5,811
RetailMeNot, Inc.*	2,931	52,260
Rocket Fuel, Inc.*	2,148	17,614
SciQuest, Inc.*	940	13,921
TechTarget, Inc.*	1,158	10,341

		627,585

IT Services (0.5%)
6D Global Technologies, Inc.*	753	4,925
Acxiom Corp.*	6,362	111,844
CACI International, Inc., Class A*	1,970	159,353
Cass Information Systems, Inc.	399	22,432
Ciber, Inc.*	6,584	22,715
Convergys Corp.	8,043	205,016
Datalink Corp.*	1,586	14,179
ExlService Holdings, Inc.*	208	7,193
Global Cash Access Holdings, Inc.*	5,390	41,718
ManTech International Corp., Class A	1,984	57,536
ModusLink Global Solutions, Inc.*	3,260	11,084
MoneyGram International, Inc.*	2,393	21,992
NeuStar, Inc., Class A*	359	10,486
Perficient, Inc.*	992	19,086
ServiceSource International, Inc.*	2,040	11,159
Sykes Enterprises, Inc.*	3,113	75,490
TeleTech Holdings, Inc.	605	16,383
Unisys Corp.*	1,506	30,105

		842,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	1,515	$41,647
Advanced Micro Devices, Inc.*	28,941	69,458
Alpha & Omega Semiconductor Ltd.*	1,829	15,986
Amkor Technology, Inc.*	7,987	47,762
Applied Micro Circuits Corp.*	4,779	32,258
Axcelis Technologies, Inc.*	9,254	27,392
Brooks Automation, Inc.	5,542	63,456
Cabot Microelectronics Corp.*	313	14,745
Cascade Microtech, Inc.*	243	3,700
CEVA, Inc.*	878	17,060
Cohu, Inc.	2,118	28,021
Diodes, Inc.*	3,026	72,957
DSP Group, Inc.*	1,856	19,173
Entegris, Inc.*	4,751	69,222
Exar Corp.*	2,906	28,421
Fairchild Semiconductor International, Inc.*	9,479	164,745
FormFactor, Inc.*	2,530	23,276
Integrated Silicon Solution, Inc.	2,588	57,298
Intersil Corp., Class A	10,726	134,182
IXYS Corp.	2,033	31,105
Kopin Corp.*	5,933	20,469
Lattice Semiconductor Corp.*	7,080	41,701
MKS Instruments, Inc.	4,342	164,736
Nanometrics, Inc.*	1,928	31,079
NeoPhotonics Corp.*	2,255	20,588
NVE Corp.	215	16,856
OmniVision Technologies, Inc.*	4,728	123,850
PDF Solutions, Inc.*	151	2,416
Pericom Semiconductor Corp.	1,831	24,078
Photronics, Inc.*	5,430	51,639
PMC-Sierra, Inc.*	9,297	79,582
Power Integrations, Inc.	790	35,692
Rudolph Technologies, Inc.*	2,221	26,674
Semtech Corp.*	3,561	70,686
Sigma Designs, Inc.*	2,844	33,929
Silicon Laboratories, Inc.*	1,013	54,712
Tessera Technologies, Inc.	1,648	62,591
Ultra Clean Holdings, Inc.*	2,521	15,706
Ultratech, Inc.*	2,241	41,593
Veeco Instruments, Inc.*	3,290	94,555
Xcerra Corp.*	2,532	19,167

		1,994,163

Software (0.5%)
American Software, Inc., Class A	1,590	15,105
Bottomline Technologies de, Inc.*	522	14,517
Cyan, Inc.*	1,810	9,484
EnerNOC, Inc.*	2,199	21,330
Epiq Systems, Inc.	1,661	28,038
ePlus, Inc.*	433	33,189
Glu Mobile, Inc.*	4,674	29,026
Mentor Graphics Corp.	8,128	214,823
Progress Software Corp.*	4,117	113,218
QAD, Inc., Class A	598	15,805
Rovi Corp.*	7,177	114,473
Sapiens International Corp. N.V.	462	4,796
SeaChange International, Inc.*	2,780	19,488
Silver Spring Networks, Inc.*	237	2,941

Take-Two Interactive Software, Inc.*	3,323	91,615
TeleCommunication Systems, Inc., Class A*	4,431	14,667
Telenav, Inc.*	2,489	20,036
Verint Systems, Inc.*	274	16,644

		779,195

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	934	12,460
Imation Corp.*	2,742	11,132
QLogic Corp.*	7,112	100,919
Quantum Corp.*	17,367	29,177
Stratasys Ltd.*	4,142	144,680

		298,368

Total Information Technology		7,700,794

Materials (1.8%)
Chemicals (0.8%)
A. Schulman, Inc.	250	10,930
American Vanguard Corp.	2,104	29,035
Axiall Corp.	5,715	206,026
Calgon Carbon Corp.	2,297	44,516
Chase Corp.	54	2,146
Flotek Industries, Inc.*	4,335	54,318
FutureFuel Corp.	1,954	25,148
Hawkins, Inc.	711	28,717
Innophos Holdings, Inc.	1,689	88,909
Innospec, Inc.	1,964	88,459
Intrepid Potash, Inc.*	4,615	55,103
Kraton Performance Polymers, Inc.*	2,563	61,204
Kronos Worldwide, Inc.	1,669	18,292
LSB Industries, Inc.*	1,023	41,779
Minerals Technologies, Inc.	181	12,332
Olin Corp.	1,288	34,712
OM Group, Inc.	2,477	83,227
OMNOVA Solutions, Inc.*	1,495	11,198
Quaker Chemical Corp.	312	27,718
Rayonier Advanced Materials, Inc.	3,286	53,430
Sensient Technologies Corp.	1,354	92,532
Stepan Co.	800	43,288
Tredegar Corp.	1,606	35,509
Tronox Ltd., Class A	5,186	75,871
Valhi, Inc.	656	3,713

		1,228,112

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	138	8,021

Containers & Packaging (0.1%)
Berry Plastics Group, Inc.*	3,923	127,105
Greif, Inc., Class A	2,489	89,231

		216,336

Metals & Mining (0.8%)
AK Steel Holding Corp.*	14,522	56,200
Carpenter Technology Corp.	4,090	158,201
Century Aluminum Co.*	3,771	39,331
Cliffs Natural Resources, Inc.	12,439	53,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Coeur Mining, Inc.*	11,028	$62,970
Commercial Metals Co.	9,427	151,586
Handy & Harman Ltd.*	184	6,376
Haynes International, Inc.	949	46,805
Hecla Mining Co.	30,214	79,463
Horsehead Holding Corp.*	4,597	53,877
Kaiser Aluminum Corp.	937	77,846
Materion Corp.	1,625	57,281
Olympic Steel, Inc.	584	10,185
RTI International Metals, Inc.*	2,324	73,252
Ryerson Holding Corp.*	847	7,708
Schnitzer Steel Industries, Inc., Class A	2,244	39,203
Stillwater Mining Co.*	6,638	76,934
SunCoke Energy, Inc.	1,532	19,916
TimkenSteel Corp.	3,232	87,232
Worthington Industries, Inc.	2,991	89,909

		1,248,136

Paper & Forest Products (0.1%)
Boise Cascade Co.*	519	19,037
Louisiana-Pacific Corp.*	970	16,519
Neenah Paper, Inc.	620	36,555
P.H. Glatfelter Co.	3,490	76,745
Schweitzer-Mauduit International, Inc.	2,045	81,555
Wausau Paper Corp.	234	2,148

		232,559

Total Materials		2,933,164

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
8x8, Inc.*	4,655	41,709
Atlantic Tele-Network, Inc.	837	57,820
Cincinnati Bell, Inc.*	17,005	64,959
Consolidated Communications Holdings, Inc.	1,359	28,553
Globalstar, Inc.*	38,622	81,492
Hawaiian Telcom Holdco, Inc.*	904	23,594
IDT Corp., Class B	1,131	20,448
inContact, Inc.*	626	6,179
Inteliquent, Inc.	1,566	28,814
Intelsat S.A.*	1,644	16,308
Iridium Communications, Inc.*	6,706	60,958
Lumos Networks Corp.	277	4,097
ORBCOMM, Inc.*	5,078	34,277
Pacific DataVision, Inc.*	327	13,777
Premiere Global Services, Inc.*	251,741	2,590,415
Vonage Holdings Corp.*	13,595	66,751
Windstream Holdings, Inc.	464	2,960

		3,143,111

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,377	11,374
Leap Wireless International, Inc.*†	3,801	7,184
NTELOS Holdings Corp.*	1,381	6,381
Shenandoah Telecommunications Co.	274	9,379
Spok Holdings, Inc.	1,824	30,716

		65,034

Total Telecommunication Services		3,208,145

Utilities (3.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	3,968	184,076
Cleco Corp.	4,926	265,265
El Paso Electric Co.	3,287	113,927
Empire District Electric Co.	3,577	77,979
Genie Energy Ltd., Class B*	754	7,894
IDACORP, Inc.	4,092	229,725
MGE Energy, Inc.	2,814	108,986
Otter Tail Corp.	3,049	81,103
PNM Resources, Inc.	6,494	159,752
Portland General Electric Co.	6,392	211,959
Spark Energy, Inc., Class A	43	678
UIL Holdings Corp.	4,601	210,818
Unitil Corp.	1,200	39,624

		1,691,786

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	1,261	67,905
Laclede Group, Inc.	3,529	183,720
New Jersey Resources Corp.	6,956	191,638
Northwest Natural Gas Co.	2,230	94,061
ONE Gas, Inc.	4,278	182,072
Piedmont Natural Gas Co., Inc.	6,402	226,054
South Jersey Industries, Inc.	5,567	137,672
Southwest Gas Corp.	3,808	202,624
WGL Holdings, Inc.	4,042	219,440

		1,505,186

Independent Power and Renewable Electricity Producers (0.6%)
Abengoa Yield plc	3,977	124,560
Atlantic Power Corp.	10,223	31,487
Dynegy, Inc.*	10,429	305,048
NRG Yield, Inc., Class A	2,809	61,770
NRG Yield, Inc., Class C	2,790	61,073
Ormat Technologies, Inc.	1,753	66,053
Pattern Energy Group, Inc.	4,176	118,515
Talen Energy Corp.*	6,762	116,036
Vivint Solar, Inc.*	656	7,983

		892,525

Multi-Utilities (0.3%)
Avista Corp.	5,068	155,334
Black Hills Corp.	3,648	159,235
NorthWestern Corp.	3,826	186,518

		501,087

Water Utilities (0.2%)
American States Water Co.	2,812	105,141
Artesian Resources Corp., Class A	667	14,067
California Water Service Group	3,907	89,275
Connecticut Water Service, Inc.	935	31,940
Consolidated Water Co., Ltd.	1,144	14,414
Middlesex Water Co.	1,352	30,501
SJW Corp.	1,260	38,669
York Water Co.	905	18,878

		342,885

Total Utilities		4,933,469

Total Common Stocks (97.9%) (Cost $136,818,637)		154,677,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*† (Cost $—)	5,762	$—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	725	—

SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	$2,732,901	$2,732,901

Total Short-Term Investments (1.7%) (Cost $2,732,901)		2,732,901

Total Investments (99.6%) (Cost $139,551,538)		157,410,880
Other Assets Less Liabilities (0.4%)		656,162

Net Assets (100%)		$158,067,042

*	Non-income producing.
†	Securities (totaling $7,184 or 0.0% of net assets) held at fair value by management.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	27	September-15	$3,405,581	$3,376,080	$(29,501)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$25,235,772	$—	$—		$25,235,772
Consumer Staples	5,072,812	—	—		5,072,812
Energy	16,715,120	—	—		16,715,120
Financials	40,098,983	—	—		40,098,983
Health Care	3,250,663	—	—		3,250,663
Industrials	45,529,057	—	—		45,529,057
Information Technology	7,700,794	—	—	(b)	7,700,794
Materials	2,933,164	—	—		2,933,164
Telecommunication Services	3,200,961	—	7,184		3,208,145
Utilities	4,933,469	—	—		4,933,469
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	2,732,901	—	—		2,732,901
Warrants
Energy	—	—	—	(b)	—

Total Assets	$157,403,696	$—	$7,184		$157,410,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Liabilities:
Futures	$(29,501)	$—	$—	$(29,501)

Total Liabilities	$(29,501)	$—	$—	$(29,501)

Total	$157,374,195	$—	$7,184	$157,381,379

(a)	A security with a market value of $7,184 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(29,501	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$325,104	$325,104

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(133,482)	$(133,482)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $2,644,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,097,133
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,112,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,363,888
Aggregate gross unrealized depreciation	(15,606,724)

Net unrealized appreciation	$17,757,164

Federal income tax cost of investments	$139,653,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $139,551,538)	$157,410,880
Cash	594,589
Cash held as collateral at broker	137,700
Receivable for securities sold	14,623,565
Dividends, interest and other receivables	156,721
Due from broker for futures variation margin	13,231
Other assets	1,629

Total assets	172,938,315

LIABILITIES
Payable for securities purchased	14,683,387
Investment management fees payable	112,803
Payable to Separate Accounts for Trust shares redeemed	26,936
Administrative fees payable	16,338
Trustees’ fees payable	397
Distribution fees payable – Class IB	23
Accrued expenses	31,389

Total liabilities	14,871,273

NET ASSETS	$158,067,042

Net assets were comprised of:
Paid in capital	$138,369,982
Accumulated undistributed net investment income (loss)	344,074
Accumulated undistributed net realized gain (loss) on investments and futures	1,523,145
Net unrealized appreciation (depreciation) on investments and futures	17,829,841

Net assets	$158,067,042

Class IB
Net asset value, offering and redemption price per share, $128,158 / 14,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.84

Class K
Net asset value, offering and redemption price per share, $157,938,884 / 17,867,163 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,151 foreign withholding tax)	$957,174
Interest	1,202

Total income	958,376

EXPENSES
Investment management fees	623,621
Administrative fees	96,360
Professional fees	21,465
Custodian fees	11,573
Recoupment fees	11,171
Offering costs	6,804
Printing and mailing expenses	4,040
Trustees’ fees	1,800
Distribution fees – Class IB	60
Miscellaneous	2,621

Total expenses	779,515

NET INVESTMENT INCOME (LOSS)	178,861

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,387,789
Futures	325,104

Net realized gain (loss)	1,712,893

Change in unrealized appreciation (depreciation) on:
Investments	(4,070,350)
Futures	(133,482)

Net change in unrealized appreciation (depreciation)	(4,203,832)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,490,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,312,078)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$178,861	$152,568
Net realized gain (loss) on investments and futures	1,712,893	4,066,402
Net change in unrealized appreciation (depreciation) on investments and futures	(4,203,832)	(18,087,082)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,312,078)	(13,868,112)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(238,033)

Distributions from net realized capital gains
Class IB	—	(569)
Class K	—	(3,951,007)

	—	(3,951,576)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,189,609)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 14,504 and 2,500 shares, respectively ]	129,019	25,000
Capital shares issued in reinvestment of distributions [ 0 and 65 shares, respectively ]	—	569
Capital shares repurchased [ (2,565) and 0 shares, respectively ]	(23,159)	—

Total Class IB transactions	105,860	25,569

Class K
Capital shares sold [ 491,812 and 2,361,290 shares, respectively ]	4,373,767	23,638,010
Capital shares sold in-kind (Note 9)[ 0 and 15,767,592 shares, respectively ]	—	157,675,921
Capital shares issued in reinvestment of dividends and distributions [ 0 and 476,807 shares, respectively ]	—	4,189,040
Capital shares repurchased [ (456,605) and (773,733) shares, respectively ]	(4,028,225)	(7,543,101)

Total Class K transactions	345,542	177,959,870

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	451,402	177,985,439

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,860,676)	159,927,718
NET ASSETS:
Beginning of period	159,927,718	—

End of period (a)	$158,067,042	$159,927,718

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$344,074	$165,213

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 1, 2015** to June 30, 2015	January 1, 2015 to April 13, 2015‡	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.84	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	— #	(0.01)
Net realized and unrealized gain (loss) on investments and futures	— #	0.06	(0.79)

Total from investment operations	— #	0.06	(0.80)

Less distributions:
Distributions from net realized gains	—	—	(0.23)

Net asset value, end of period	$8.84	$9.03	$8.97

Total return (b)	0.00%	0.67%	(7.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$128	$—	$23
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.25%	1.25%	5.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.18%	(0.02)%	(0.13	)%(l)
Before waivers and reimbursements (a)(f)	0.18%	(0.02)%	(4.84	)%(l)
Portfolio turnover rate (z)^	17%	17%	18%

Class K	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01
Net realized and unrealized gain (loss) on investments and futures	(0.14)	(0.80)

Total from investment operations	(0.13)	(0.79)

Less distributions:
Dividends from net investment income	—	(0.01)
Distributions from net realized gains	—	(0.23)

Total dividends and distributions	—	(0.24)

Net asset value, end of period	$8.84	$8.97

Total return (b)	(1.45)%	(7.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,939	$159,905
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.23%	0.14	%(l)
Before waivers and reimbursements (a)(f)	0.23%	0.11	%(l)
Portfolio turnover rate (z)^	17%	18%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY

PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	20.3%
Health Care	14.8
Consumer Discretionary	11.7
Information Technology	9.4
Industrials	8.3
Energy	8.2
Consumer Staples	6.6
Materials	4.6
Investment Companies	3.8
Telecommunication Services	3.8
Utilities	1.3
Cash and Other	7.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,034.80	$5.61
Hypothetical (5% average return before expenses)	1,000.00	1,019.28	5.56
Class IB
Actual	1,000.00	1,034.80	5.61
Hypothetical (5% average return before expenses)	1,000.00	1,019.28	5.56
Class K
Actual	1,000.00	1,036.60	4.35
Hypothetical (5% average return before expenses)	1,000.00	1,020.52	4.32

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.11%, 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (1.1%)
Aisin Seiki Co., Ltd.	2,600	$110,683
BorgWarner, Inc.	2,163	122,945
Bridgestone Corp.	8,900	329,246
Cie Generale des Etablissements Michelin	45,005	4,715,838
Continental AG	1,522	360,146
Delphi Automotive plc	2,773	235,955
Denso Corp.	6,600	328,746
GKN plc	22,148	116,406
Goodyear Tire & Rubber Co.	2,575	77,636
Hyundai Mobis Co., Ltd.	12,808	2,434,261
Johnson Controls, Inc.	6,278	310,949
Koito Manufacturing Co., Ltd.	1,400	54,623
NGK Spark Plug Co., Ltd.	2,400	66,577
NHK Spring Co., Ltd.	2,200	24,250
NOK Corp.	1,300	40,364
Nokian Renkaat Oyj	1,603	50,236
Pirelli & C. S.p.A.	4,925	83,128
Stanley Electric Co., Ltd.	1,900	39,619
Sumitomo Electric Industries Ltd.	10,200	158,103
Sumitomo Rubber Industries Ltd.	2,300	35,651
Toyoda Gosei Co., Ltd.	600	14,477
Toyota Industries Corp.	2,200	125,473
Valeo S.A.	1,110	174,918
Yokohama Rubber Co., Ltd.	1,500	30,126

		10,040,356

Automobiles (2.8%)
Bayerische Motoren Werke (BMW) AG	4,592	502,622
Bayerische Motoren Werke (BMW) AG (Preference) (q)	691	58,494
Daihatsu Motor Co., Ltd.	2,300	32,756
Daimler AG (Registered)	13,240	1,205,056
Fiat Chrysler Automobiles N.V.*	13,138	192,460
Ford Motor Co.	38,086	571,671
Fuji Heavy Industries Ltd.	8,100	298,360
General Motors Co.	89,340	2,977,702
Harley-Davidson, Inc.	2,021	113,883
Honda Motor Co., Ltd.	22,300	721,832
Isuzu Motors Ltd.	8,100	106,392
Mazda Motor Corp.	7,420	145,387
Mitsubishi Motors Corp.	8,500	72,370
Nissan Motor Co., Ltd.	724,520	7,548,008
Peugeot S.A.*	6,033	124,059
Porsche Automobil Holding SE (Preference) (q)	2,082	175,407
Renault S.A.	2,646	275,579
Suzuki Motor Corp.	5,000	168,934
Toyota Motor Corp.	131,930	8,842,765
Volkswagen AG	348	80,523
Volkswagen AG (Preference) (q)	2,359	547,026
Yamaha Motor Co., Ltd.	3,600	78,745

		24,840,031

Distributors (0.0%)
Genuine Parts Co.	1,459	130,624
Jardine Cycle & Carriage Ltd.	1,400	34,406

		165,030

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,000	25,085
H&R Block, Inc.	2,629	77,950

		103,035

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	2,934	148,077
Aristocrat Leisure Ltd.	7,322	43,217
Carnival Corp.	4,341	214,402
Carnival plc	2,543	129,820
Chipotle Mexican Grill, Inc.*	297	179,682
Compass Group plc	22,751	376,421
Crown Resorts Ltd.	4,862	45,766
Darden Restaurants, Inc.	1,212	86,149
Flight Centre Travel Group Ltd.	747	19,659
Galaxy Entertainment Group Ltd.	32,000	127,562
Genting Singapore plc	85,442	56,777
InterContinental Hotels Group plc	3,274	132,002
Marriott International, Inc., Class A	1,981	147,367
McDonald’s Corp.	9,180	872,743
McDonald’s Holdings Co. Japan Ltd.	573	12,103
Merlin Entertainments plc§	9,439	63,343
MGM China Holdings Ltd.	14,000	22,901
Oriental Land Co., Ltd.	2,800	178,796
Royal Caribbean Cruises Ltd.	1,574	123,858
Sands China Ltd.	33,996	114,467
Shangri-La Asia Ltd.	19,000	26,521
SJM Holdings Ltd.	29,000	31,426
Sodexo S.A.	1,246	118,324
Starbucks Corp.	14,376	770,769
Starwood Hotels & Resorts Worldwide, Inc.	1,640	132,988
Tabcorp Holdings Ltd.	11,347	39,834
Tatts Group Ltd.	18,701	53,675
TUI AG	6,050	97,912
Whitbread plc	2,478	192,575
William Hill plc	11,917	75,479
Wyndham Worldwide Corp.	1,152	94,360
Wynn Macau Ltd.	22,800	38,061
Wynn Resorts Ltd.	774	76,371
Yum! Brands, Inc.	4,137	372,661

		5,216,068

Household Durables (0.6%)
Barratt Developments plc	13,551	130,839
Casio Computer Co., Ltd.	2,800	55,275
D.R. Horton, Inc.	3,176	86,895
Electrolux AB	3,289	103,076
Garmin Ltd.	1,155	50,739
Haier Electronics Group Co., Ltd.*	1,093,600	2,948,603
Harman International Industries, Inc.	682	81,117
Husqvarna AB, Class B	5,644	42,518
Iida Group Holdings Co., Ltd.	2,100	33,460
Leggett & Platt, Inc.	1,322	64,355
Lennar Corp., Class A	1,706	87,074
Mohawk Industries, Inc.*	593	113,204
Newell Rubbermaid, Inc.	2,590	106,475
Nikon Corp.	4,600	53,222
Panasonic Corp.	30,200	414,931
Persimmon plc*	4,181	129,746
PulteGroup, Inc.	3,165	63,775
Rinnai Corp.	500	39,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Sekisui Chemical Co., Ltd.	6,000	$73,685
Sekisui House Ltd.	8,100	128,663
Sharp Corp.*	21,000	25,567
Sony Corp.*	16,100	455,367
Taylor Wimpey plc	44,793	130,768
Techtronic Industries Co., Ltd.	19,000	62,258
Whirlpool Corp.	756	130,826

		5,611,863

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	3,659	1,588,335
Expedia, Inc.	962	105,195
Netflix, Inc.*	581	381,682
Priceline Group, Inc.*	497	572,231
Rakuten, Inc.	11,000	177,738
TripAdvisor, Inc.*	1,065	92,804

		2,917,985

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	46,437
Hasbro, Inc.	1,069	79,950
Mattel, Inc.	3,231	83,004
Sankyo Co., Ltd.	600	21,253
Sega Sammy Holdings, Inc.	2,500	32,684
Shimano, Inc.	1,100	150,100
Yamaha Corp.	2,300	46,419

		459,847

Media (3.0%)
Altice S.A.*	1,203	165,701
Axel Springer SE	572	30,029
Cablevision Systems Corp. – New York Group, Class A	2,096	50,178
CBS Corp. (Non-Voting), Class B	4,338	240,759
Comcast Corp., Class A	137,271	8,232,840
Dentsu, Inc.	2,961	153,391
DIRECTV*	4,823	447,526
Discovery Communications, Inc., Class A*	1,419	47,196
Discovery Communications, Inc., Class C*	2,502	77,762
Eutelsat Communications S.A.	2,257	72,844
Gannett Co., Inc.*	1	7
Hakuhodo DY Holdings, Inc.	3,200	34,279
Interpublic Group of Cos., Inc.	3,939	75,905
ITV plc	52,675	217,922
J.C. Decaux S.A.	1,025	42,772
Kabel Deutschland Holding AG*	264	35,318
Lagardere S.C.A.	1,629	47,509
News Corp., Class A*	130,720	1,907,205
Numericable- SFR*	1,353	71,716
Omnicom Group, Inc.	2,357	163,788
Pearson plc	11,228	212,586
ProSiebenSat.1 Media AG (Registered)	3,080	152,115
Publicis Groupe S.A.	2,612	193,123
REA Group Ltd.	712	21,540
Reed Elsevier N.V.	9,188	217,925
Reed Elsevier plc	15,457	251,368
RTL Group S.A.	502	45,366
Scripps Networks Interactive, Inc., Class A	931	60,859

SES S.A. (FDR)	4,449	149,469
Singapore Press Holdings Ltd.	14,000	42,410
Sky plc	194,354	3,166,777
TEGNA, Inc.	2,167	69,496
Telenet Group Holding N.V.*	728	39,598
Time Warner Cable, Inc.	2,709	482,663
Time Warner, Inc.	7,900	690,539
Toho Co., Ltd.	1,600	39,809
Twenty-First Century Fox, Inc., Class A	119,162	3,878,127
Viacom, Inc., Class B	3,423	221,263
Walt Disney Co.	35,686	4,073,200
Wolters Kluwer N.V.	4,206	124,940
WPP plc	18,082	405,146

		26,652,966

Multiline Retail (0.6%)
Dollar General Corp.	2,847	221,326
Dollar Tree, Inc.*	1,965	155,215
Don Quijote Holdings Co., Ltd.	1,600	68,113
Family Dollar Stores, Inc.	919	72,426
Harvey Norman Holdings Ltd.	8,114	28,234
Isetan Mitsukoshi Holdings Ltd.	4,900	87,602
J. Front Retailing Co., Ltd.	3,300	62,125
Kohl’s Corp.	1,896	118,709
Macy’s, Inc.	45,553	3,073,461
Marks & Spencer Group plc	22,440	188,988
Marui Group Co., Ltd.	3,300	44,599
Next plc	1,948	228,029
Nordstrom, Inc.	1,344	100,128
Takashimaya Co., Ltd.	4,000	36,279
Target Corp.	6,117	499,331

		4,984,565

Specialty Retail (1.9%)
ABC-Mart, Inc.	400	24,480
AutoNation, Inc.*	716	45,094
AutoZone, Inc.*	305	203,404
Bed Bath & Beyond, Inc.*	1,655	114,162
Best Buy Co., Inc.	66,641	2,173,163
CarMax, Inc.*	2,006	132,817
Dixons Carphone plc	13,226	94,243
Dufry AG (Registered)*	368	51,247
Fast Retailing Co., Ltd.	700	317,784
Foot Locker, Inc.	57,240	3,835,652
GameStop Corp., Class A	1,037	44,549
Gap, Inc.	2,534	96,723
Hennes & Mauritz AB, Class B	12,918	497,407
Hikari Tsushin, Inc.	200	13,498
Home Depot, Inc.	12,445	1,383,013
Inditex S.A.	15,174	493,207
Kingfisher plc	946,344	5,164,153
L Brands, Inc.	2,349	201,380
Lowe’s Cos., Inc.	8,936	598,444
Nitori Holdings Co., Ltd.	1,000	81,546
O’Reilly Automotive, Inc.*	971	219,427
Ross Stores, Inc.	3,954	192,204
Sanrio Co., Ltd.	700	19,018
Shimamura Co., Ltd.	300	31,523
Sports Direct International plc*	3,509	39,615
Staples, Inc.	6,118	93,667
Tiffany & Co.	1,075	98,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

TJX Cos., Inc.	6,521	$431,495
Tractor Supply Co.	1,301	117,012
Urban Outfitters, Inc.*	956	33,460
USS Co., Ltd.	2,900	52,368
Yamada Denki Co., Ltd.	9,300	37,235

		16,931,675

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	2,874	219,960
Asics Corp.	2,200	56,894
Burberry Group plc	6,008	148,304
Christian Dior SE	732	142,894
Cie Financiere Richemont S.A. (Registered)	7,172	583,379
Coach, Inc.	2,635	91,197
Fossil Group, Inc.*	424	29,409
Hanesbrands, Inc.	3,828	127,549
Hermes International	355	132,425
Hugo Boss AG	884	98,799
Kering	1,022	182,471
Li & Fung Ltd.	82,000	65,058
Luxottica Group S.p.A.	2,696	179,286
LVMH Moet Hennessy Louis Vuitton SE	3,826	670,310
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	53,303	2,243,523
Michael Kors Holdings Ltd. (New York Stock Exchange)*	205	8,628
NIKE, Inc., Class B	6,684	722,006
Pandora A/S	1,585	170,298
PVH Corp.	788	90,778
Ralph Lauren Corp.	576	76,239
Swatch Group AG	434	169,014
Swatch Group AG (Registered)	626	47,003
Under Armour, Inc., Class A*	1,616	134,839
VF Corp.	3,270	228,050
Yue Yuen Industrial Holdings Ltd.	11,000	36,825

		6,655,138

Total Consumer Discretionary		104,578,559

Consumer Staples (6.6%)
Beverages (1.4%)
Anheuser-Busch InBev N.V.	11,048	1,324,063
Asahi Group Holdings Ltd.	5,300	168,568
Brown-Forman Corp., Class B	1,489	149,168
Carlsberg A/S, Class B	1,486	134,901
Coca-Cola Amatil Ltd.	7,532	53,174
Coca-Cola Co.	37,582	1,474,342
Coca-Cola Enterprises, Inc.	2,073	90,051
Coca-Cola HBC AG*	2,709	58,229
Constellation Brands, Inc., Class A	1,624	188,416
Diageo plc	34,310	992,476
Dr. Pepper Snapple Group, Inc.	1,843	134,355
Heineken Holding N.V.	1,320	92,637
Heineken N.V.	3,161	239,881
Kirin Holdings Co., Ltd.	11,200	154,293
Molson Coors Brewing Co., Class B	1,527	106,600
Monster Beverage Corp.*	1,403	188,030
PepsiCo, Inc.	14,158	1,321,508
Pernod-Ricard S.A.	2,905	335,523

Remy Cointreau S.A.	287	20,686
SABMiller plc	13,228	686,720
Suntory Beverage & Food Ltd.	109,300	4,353,781
Treasury Wine Estates Ltd.	8,889	34,223

		12,301,625

Food & Staples Retailing (3.0%)
Aeon Co., Ltd.	9,100	129,193
Carrefour S.A.	7,579	242,668
Casino Guichard Perrachon S.A.	747	56,588
Colruyt S.A.	889	39,808
Costco Wholesale Corp.	4,216	569,413
CVS Health Corp.	75,048	7,871,034
Delhaize Group S.A.	1,427	117,821
Distribuidora Internacional de Alimentacion S.A.	8,974	68,532
FamilyMart Co., Ltd.	800	36,802
ICA Gruppen AB	1,037	36,790
J Sainsbury plc	18,160	75,700
Jeronimo Martins SGPS S.A.	3,886	49,822
Koninklijke Ahold N.V.	12,332	230,972
Kroger Co.	4,693	340,289
Lawson, Inc.	800	54,778
Metro AG	104,509	3,294,955
Seven & i Holdings Co., Ltd.	10,300	442,685
Sysco Corp.	5,706	205,987
Tesco plc	1,000,183	3,340,303
Walgreens Boots Alliance, Inc.	85,470	7,217,087
Wal-Mart Stores, Inc.	15,119	1,072,391
Wesfarmers Ltd.	15,188	457,365
Whole Foods Market, Inc.	3,446	135,910
WM Morrison Supermarkets plc	30,225	85,864
Woolworths Ltd.	17,236	358,526

		26,531,283

Food Products (1.0%)
Ajinomoto Co., Inc.	8,000	173,322
Archer-Daniels-Midland Co.	5,944	286,620
Aryzta AG*	1,195	58,922
Associated British Foods plc	4,832	217,974
Barry Callebaut AG (Registered)*	29	33,034
Calbee, Inc.	1,000	42,162
Campbell Soup Co.	1,698	80,910
Chocoladefabriken Lindt & Sprungli AG	14	74,032
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	62,549
ConAgra Foods, Inc.	4,114	179,864
Danone S.A.	7,930	512,676
General Mills, Inc.	5,711	318,217
Golden Agri-Resources Ltd.	107,344	32,677
Hershey Co.	1,414	125,606
Hormel Foods Corp.	1,287	72,548
J.M. Smucker Co.	933	101,146
Kellogg Co.	2,418	151,609
Kerry Group plc, Class A	2,075	153,812
Keurig Green Mountain, Inc.	1,107	84,829
Kikkoman Corp.	2,000	62,508
Kraft Foods Group, Inc.	5,675	483,169
McCormick & Co., Inc. (Non-Voting)	1,226	99,245
Mead Johnson Nutrition Co.	1,933	174,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MEIJI Holdings Co., Ltd.	869	$112,189
Mondelez International, Inc., Class A	15,584	641,126
Nestle S.A. (Registered)	44,187	3,190,141
NH Foods Ltd.	2,000	45,659
Nisshin Seifun Group, Inc.	2,815	37,446
Nissin Foods Holdings Co., Ltd.	900	39,490
Orkla ASA	10,984	86,438
Tate & Lyle plc	6,224	50,804
Toyo Suisan Kaisha Ltd.	1,100	40,132
Tyson Foods, Inc., Class A	2,791	118,980
Unilever N.V. (CVA)	22,410	933,269
WH Group Ltd.*§	83,500	56,876
Wilmar International Ltd.	26,100	63,562
Yakult Honsha Co., Ltd.	1,200	71,185
Yamazaki Baking Co., Ltd.	2,000	33,321

		9,102,444

Household Products (0.5%)
Clorox Co.	1,253	130,337
Colgate-Palmolive Co.	8,144	532,699
Henkel AG & Co. KGaA	1,289	122,853
Henkel AG & Co. KGaA (Preference) (q)	2,527	283,413
Kimberly-Clark Corp.	3,491	369,941
Procter & Gamble Co.	25,992	2,033,614
Reckitt Benckiser Group plc	8,807	759,429
Svenska Cellulosa AB S.C.A., Class B	8,005	203,557
Unicharm Corp.	5,100	121,244

		4,557,087

Personal Products (0.2%)
Beiersdorf AG	1,363	114,178
Estee Lauder Cos., Inc., Class A	2,131	184,673
Kao Corp.	6,900	320,968
L’Oreal S.A.	3,457	616,646
Shiseido Co., Ltd.	5,000	113,494
Unilever plc	17,510	751,094

		2,101,053

Tobacco (0.5%)
Altria Group, Inc.	18,846	921,758
British American Tobacco plc	25,450	1,365,601
Imperial Tobacco Group plc	13,101	631,340
Japan Tobacco, Inc.	15,100	538,003
Philip Morris International, Inc.	14,842	1,189,883
Reynolds American, Inc.	3,984	297,441
Swedish Match AB	2,652	75,435

		5,019,461

Total Consumer Staples		59,612,953

Energy (8.2%)
Energy Equipment & Services (2.9%)
Amec Foster Wheeler plc	5,034	64,662
Baker Hughes, Inc.	86,399	5,330,818
Cameron International Corp.*	1,851	96,937
Diamond Offshore Drilling, Inc.	642	16,570
Ensco plc, Class A	2,238	49,840
FMC Technologies, Inc.*	2,211	91,734
Halliburton Co.	129,225	5,565,721

Helmerich & Payne, Inc.	1,029	72,462
National Oilwell Varco, Inc.	3,705	178,878
Noble Corp. plc	254,481	3,916,463
Petrofac Ltd.	281,781	4,097,636
Saipem S.p.A.*	4,250	44,894
SBM Offshore N.V.*	196,914	2,333,599
Schlumberger Ltd.	12,181	1,049,880
Seadrill Ltd.	4,945	51,529
Subsea 7 S.A.*	3,450	33,772
Technip S.A.	39,061	2,417,738
Tenaris S.A.	7,540	101,544
Transocean Ltd. (BATS Europe Exchange)	3,253	52,438
Transocean Ltd. (SIX Swiss Exchange)	4,872	78,790
WorleyParsons Ltd.	2,861	22,979

		25,668,884

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	4,867	379,918
Apache Corp.	3,599	207,410
BG Group plc	225,376	3,751,923
BP plc	962,174	6,351,894
Cabot Oil & Gas Corp.	3,947	124,488
Caltex Australia Ltd.	3,669	90,162
Chesapeake Energy Corp.	141,452	1,580,019
Chevron Corp.	47,046	4,538,528
Cimarex Energy Co.	894	98,617
ConocoPhillips Co.	11,813	725,436
CONSOL Energy, Inc.	2,200	47,828
Delek Group Ltd.	73	21,529
Devon Energy Corp.	3,691	219,578
Eni S.p.A.	209,616	3,720,351
EOG Resources, Inc.	5,259	460,425
EQT Corp.	1,451	118,024
Exxon Mobil Corp.	40,063	3,333,242
Galp Energia SGPS S.A.	6,103	71,577
Hess Corp.	2,347	156,967
Idemitsu Kosan Co., Ltd.	800	15,708
INPEX Corp.	12,800	145,534
JX Holdings, Inc.	30,094	129,882
Kinder Morgan, Inc.	16,618	637,965
Koninklijke Vopak N.V.	944	47,638
Lundin Petroleum AB*	2,957	50,652
Marathon Oil Corp.	6,447	171,103
Marathon Petroleum Corp.	5,216	272,849
Murphy Oil Corp.	1,594	66,263
Neste Oyj	1,763	44,931
Newfield Exploration Co.*	1,585	57,250
Noble Energy, Inc.	3,694	157,660
Occidental Petroleum Corp.	7,360	572,387
OMV AG	1,931	53,131
ONEOK, Inc.	1,991	78,605
Origin Energy Ltd.	15,024	138,753
Phillips 66	5,191	418,187
Pioneer Natural Resources Co.	1,436	199,159
Range Resources Corp.	1,584	78,218
Repsol S.A.	14,364	252,216
Royal Dutch Shell plc, Class A	52,745	1,480,572
Royal Dutch Shell plc, Class B	161,306	4,579,879
Santos Ltd.	13,286	80,264
Showa Shell Sekiyu KK	2,500	21,857

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Southwestern Energy Co.*	3,673	$83,487
Spectra Energy Corp.	6,410	208,966
Statoil ASA	106,827	1,908,878
Suncor Energy, Inc.	82,068	2,260,320
Tesoro Corp.	1,215	102,558
TonenGeneral Sekiyu KK	3,000	27,920
Total S.A.	125,489	6,095,504
Tullow Oil plc	12,508	66,762
Valero Energy Corp.	4,873	305,050
Williams Cos., Inc.	6,466	371,084
Woodside Petroleum Ltd.	10,025	264,762

		47,443,870

Total Energy		73,112,754

Financials (20.3%)
Banks (11.1%)
Aozora Bank Ltd.	16,000	60,400
Australia & New Zealand Banking Group Ltd.	38,073	945,882
Banca Monte dei Paschi di Siena S.p.A.*	26,499	51,581
Banco Bilbao Vizcaya Argentaria S.A.	88,264	865,143
Banco Comercial Portugues S.A., Class R*	571,810	49,724
Banco de Sabadell S.A.	69,354	167,396
Banco de Sabadell S.A. – Interim Shares*†	1,170	2,824
Banco Popolare SC*	3,191	52,508
Banco Popular Espanol S.A.	24,225	117,373
Banco Santander S.A.	199,801	1,395,294
Bangkok Bank PCL (Registered)	74,000	391,082
Bangkok Bank PCL (NVDR)	411,700	2,169,697
Bank Hapoalim B.M.	14,599	78,644
Bank Leumi Le-Israel B.M.*	19,139	80,939
Bank of America Corp.	100,614	1,712,450
Bank of East Asia Ltd.	18,000	78,720
Bank of Ireland*	380,531	153,573
Bank of Kyoto Ltd.	5,000	57,605
Bank of Queensland Ltd.	5,368	52,889
Bank of Yokohama Ltd.	16,000	98,130
Bankia S.A.*	67,002	85,005
Bankinter S.A.	9,888	73,076
Barclays plc	1,539,443	6,301,104
BB&T Corp.	7,003	282,291
Bendigo & Adelaide Bank Ltd.	6,113	57,824
BNP Paribas S.A.	146,104	8,820,171
BOC Hong Kong Holdings Ltd.	53,000	220,846
CaixaBank S.A.	32,525	150,699
Chiba Bank Ltd.	10,000	76,235
Chugoku Bank Ltd.	2,300	36,290
Citigroup, Inc.	129,179	7,135,848
Comerica, Inc.	1,704	87,449
Commerzbank AG*	14,927	190,793
Commonwealth Bank of Australia	22,312	1,465,498
Credit Agricole S.A.	14,374	213,772
Danske Bank A/S	9,968	293,146
DBS Group Holdings Ltd.	209,788	3,222,715
DNB ASA	13,762	229,588
Erste Group Bank AG*	3,964	112,581
Fifth Third Bancorp	7,782	162,021
Fukuoka Financial Group, Inc.	11,000	57,074
Gunma Bank Ltd.	5,000	36,933
Hachijuni Bank Ltd.	6,000	45,300

Hana Financial Group, Inc.	64,599	1,682,371
Hang Seng Bank Ltd.	11,100	216,944
Hiroshima Bank Ltd.	8,000	47,849
Hokuhoku Financial Group, Inc.	18,000	42,505
HSBC Holdings plc (Hong Kong Exchange)	533,114	4,824,577
HSBC Holdings plc (London Stock Exchange)	263,079	2,356,582
Huntington Bancshares, Inc./Ohio	7,737	87,505
ING Groep N.V. (CVA)	498,144	8,224,820
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	47,192	150,575
Intesa Sanpaolo S.p.A. (London Stock Exchange)	912,873	3,309,614
Iyo Bank Ltd.	3,500	43,012
Joyo Bank Ltd.	9,000	50,447
JPMorgan Chase & Co.	131,234	8,892,416
KB Financial Group, Inc. (ADR)	62,765	2,063,086
KBC Groep N.V.	3,553	237,426
KeyCorp	8,170	122,713
Lloyds Banking Group plc	3,514,095	4,706,545
M&T Bank Corp.	1,270	158,661
Mitsubishi UFJ Financial Group, Inc.	175,200	1,259,476
Mizrahi Tefahot Bank Ltd.	1,998	24,782
Mizuho Financial Group, Inc.	320,724	694,463
National Australia Bank Ltd.	36,064	926,857
Natixis S.A.	13,690	98,518
Nordea Bank AB	41,871	522,260
Oversea-Chinese Banking Corp., Ltd.	40,986	309,788
People’s United Financial, Inc.	2,944	47,722
PNC Financial Services Group, Inc.	4,974	475,763
Raiffeisen Bank International AG*	1,683	24,486
Regions Financial Corp.	12,826	132,877
Resona Holdings, Inc.	30,551	166,878
Royal Bank of Scotland Group plc*	35,293	194,921
Seven Bank Ltd.	8,700	40,306
Shinsei Bank Ltd.	25,000	50,455
Shizuoka Bank Ltd.	7,000	73,154
Skandinaviska Enskilda Banken AB, Class A	21,022	268,802
Societe Generale S.A.	10,040	468,655
Standard Chartered plc	211,341	3,383,789
Sumitomo Mitsui Financial Group, Inc.	17,577	784,025
Sumitomo Mitsui Trust Holdings, Inc.	45,860	210,068
SunTrust Banks, Inc./Georgia	94,306	4,057,044
Suruga Bank Ltd.	2,600	55,809
Svenska Handelsbanken AB, Class A	20,690	301,995
Swedbank AB, Class A	12,522	291,984
U.S. Bancorp/Minnesota	17,012	738,321
UniCredit S.p.A.	686,873	4,613,706
Unione di Banche Italiane S.c.p.A.	8,404	67,411
United Overseas Bank Ltd.	17,681	302,855
Wells Fargo & Co.	44,892	2,524,726
Westpac Banking Corp.	42,938	1,065,091
Yamaguchi Financial Group, Inc.	3,000	37,382
Zions Bancorp	1,939	61,534

		99,431,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (1.8%)
3i Group plc	13,562	$110,062
Aberdeen Asset Management plc	13,124	83,309
Affiliated Managers Group, Inc.*	522	114,109
Ameriprise Financial, Inc.	1,744	217,878
Bank of New York Mellon Corp.	10,745	450,968
BlackRock, Inc.	1,216	420,712
Charles Schwab Corp.	11,074	361,566
Credit Suisse Group AG (Registered)*	237,153	6,518,886
Daiwa Securities Group, Inc.	23,500	176,118
Deutsche Bank AG (Registered)	19,049	572,331
E*TRADE Financial Corp.*	2,759	82,632
Franklin Resources, Inc.	3,742	183,470
Goldman Sachs Group, Inc.	3,850	803,842
Hargreaves Lansdown plc	3,701	67,049
ICAP plc	7,767	64,620
Invesco Ltd.	4,146	155,434
Investec plc	7,924	71,217
Julius Baer Group Ltd.*	3,151	176,769
Legg Mason, Inc.	947	48,799
Macquarie Group Ltd.	4,118	258,628
Mediobanca S.p.A.	10,924	107,111
Morgan Stanley	77,656	3,012,276
Nomura Holdings, Inc.	50,500	342,732
Northern Trust Corp.	2,097	160,337
Partners Group Holding AG	230	68,758
Platinum Asset Management Ltd.	3,534	20,395
SBI Holdings, Inc.	3,150	43,395
Schroders plc	1,808	90,224
State Street Corp.	3,938	303,226
T. Rowe Price Group, Inc.	2,518	195,724
UBS Group AG (Registered)*	50,422	1,069,435

		16,352,012

Consumer Finance (1.0%)
Acom Co., Ltd.*	6,200	23,810
AEON Financial Service Co., Ltd.	1,600	44,450
American Express Co.	37,932	2,948,075
Capital One Financial Corp.	62,145	5,466,895
Credit Saison Co., Ltd.	2,100	45,025
Discover Financial Services	4,240	244,309
Navient Corp.	3,727	67,869

		8,840,433

Diversified Financial Services (0.6%)
ASX Ltd.	2,685	82,657
Berkshire Hathaway, Inc., Class B*	17,473	2,378,250
CME Group, Inc./Illinois	3,048	283,647
Deutsche Boerse AG	2,723	225,403
Eurazeo S.A.	592	39,170
EXOR S.p.A.	1,894	90,416
First Pacific Co., Ltd.	36,250	30,584
Groupe Bruxelles Lambert S.A.	1,123	90,393
Hong Kong Exchanges and Clearing Ltd.	15,100	532,972
Industrivarden AB, Class C	2,340	44,091
Intercontinental Exchange, Inc.	1,070	239,263
Investment AB Kinnevik, Class B	3,252	102,818
Investor AB, Class B	6,473	241,200
Japan Exchange Group, Inc.	3,900	126,670
Leucadia National Corp.	3,012	73,131

London Stock Exchange Group plc	4,448	165,637
McGraw Hill Financial, Inc.	2,631	264,284
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	40,512
Moody’s Corp.	1,699	183,424
NASDAQ OMX Group, Inc.	1,129	55,107
ORIX Corp.	18,400	273,779
Pargesa Holding S.A.	455	30,611
Singapore Exchange Ltd.	11,000	63,949
Wendel S.A.	427	52,341

		5,710,309

Insurance (4.0%)
ACE Ltd.	33,137	3,369,370
Admiral Group plc	2,806	61,152
Aegon N.V.	24,970	183,507
Aflac, Inc.	4,157	258,565
Ageas	2,809	108,213
AIA Group Ltd.	164,000	1,073,721
Allianz SE (Registered)	6,260	974,961
Allstate Corp.	3,919	254,226
American International Group, Inc.	56,945	3,520,340
AMP Ltd.	40,796	189,486
Aon plc	2,700	269,136
Assicurazioni Generali S.p.A.	15,972	287,751
Assurant, Inc.	658	44,086
Aviva plc	665,100	5,146,814
AXA S.A.‡	26,754	674,978
Baloise Holding AG (Registered)	657	80,109
China Life Insurance Co., Ltd., Class H	680,000	2,960,698
Chubb Corp.	2,205	209,784
Cincinnati Financial Corp.	1,412	70,854
CNP Assurances S.A.	1,942	32,432
Dai-ichi Life Insurance Co., Ltd.	14,900	292,984
Delta Lloyd N.V.	2,903	47,656
Direct Line Insurance Group plc	18,344	96,789
Genworth Financial, Inc., Class A*	4,744	35,912
Gjensidige Forsikring ASA	2,717	43,802
Hannover Rueck SE	788	76,245
Hartford Financial Services Group, Inc.	4,021	167,153
Insurance Australia Group Ltd.	31,199	134,319
Legal & General Group plc	80,571	315,100
Lincoln National Corp.	2,449	145,030
Loews Corp.	2,852	109,831
Mapfre S.A.	16,018	55,127
Marsh & McLennan Cos., Inc.	5,146	291,778
Medibank Pvt Ltd.*	36,145	56,054
MetLife, Inc.	10,705	599,373
MS&AD Insurance Group Holdings, Inc.	7,011	218,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	18,031	3,196,196
NN Group N.V.	67,887	1,908,368
Old Mutual plc	67,568	213,925
Principal Financial Group, Inc.	2,613	134,021
Progressive Corp.	5,119	142,462
Prudential Financial, Inc.	4,337	379,574
Prudential plc	35,101	845,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

QBE Insurance Group Ltd.	18,746	$197,716
RSA Insurance Group plc	13,758	85,864
Sampo Oyj, Class A	6,057	285,299
SCOR SE	1,968	69,430
Sompo Japan Nipponkoa Holdings, Inc.	4,585	168,268
Sony Financial Holdings, Inc.	2,300	40,330
Standard Life plc	26,683	186,150
Suncorp Group Ltd.	17,354	179,821
Swiss Life Holding AG (Registered)*	429	98,239
Swiss Reinsurance AG	43,702	3,867,951
T&D Holdings, Inc.	8,000	119,296
Tokio Marine Holdings, Inc.	9,500	395,416
Torchmark Corp.	1,214	70,679
Travelers Cos., Inc.	3,070	296,746
Tryg A/S	1,512	31,519
UnipolSai S.p.A.	19,701	48,803
Unum Group	2,402	85,872
XL Group plc	2,938	109,294
Zurich Insurance Group AG*	2,045	622,501

		36,234,720

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	4,055	378,291
Apartment Investment & Management Co. (REIT), Class A	1,493	55,136
Ascendas Real Estate Investment Trust (REIT)	29,800	54,429
AvalonBay Communities, Inc. (REIT)	1,262	201,756
Boston Properties, Inc. (REIT)	1,464	177,203
British Land Co. plc (REIT)	13,183	164,364
CapitaLand Commercial Trust (REIT)	30,400	35,211
CapitaLand Mall Trust (REIT)	34,400	54,913
Crown Castle International Corp. (REIT)	3,234	259,690
Dexus Property Group (REIT)	12,517	70,500
Equinix, Inc. (REIT)	547	138,938
Equity Residential (REIT)	3,500	245,595
Essex Property Trust, Inc. (REIT)	623	132,387
Federation Centres (REIT)	45,841	103,276
Fonciere des Regions (REIT)	363	30,845
Gecina S.A. (REIT)	455	56,077
General Growth Properties, Inc. (REIT)	6,001	153,986
Goodman Group (REIT)	23,594	114,139
GPT Group (REIT)	23,193	76,589
Hammerson plc (REIT)	10,577	102,291
HCP, Inc. (REIT)	4,401	160,504
Health Care REIT, Inc. (REIT)	3,365	220,845
Host Hotels & Resorts, Inc. (REIT)	7,235	143,470
ICADE (REIT)	390	27,853
Intu Properties plc (REIT)	12,253	59,221
Iron Mountain, Inc. (REIT)	1,786	55,366
Japan Prime Realty Investment Corp. (REIT)	9	27,981
Japan Real Estate Investment Corp. (REIT)	15	68,146
Japan Retail Fund Investment Corp. (REIT)	30	60,032

Kimco Realty Corp. (REIT)	3,941	88,830
Klepierre S.A. (REIT)	2,339	102,884
Land Securities Group plc (REIT)	10,761	203,575
Link REIT (REIT)	32,000	187,421
Macerich Co. (REIT)	1,345	100,337
Mirvac Group (REIT)	49,100	70,084
Nippon Building Fund, Inc. (REIT)	17	74,454
Nippon Prologis REIT, Inc. (REIT)	15	27,626
Plum Creek Timber Co., Inc. (REIT)	1,682	68,239
Prologis, Inc. (REIT)	5,021	186,279
Public Storage (REIT)	1,387	255,721
Realty Income Corp. (REIT)	2,228	98,901
Scentre Group (REIT)	72,423	209,542
Segro plc (REIT)	9,689	61,778
Simon Property Group, Inc. (REIT)	2,983	516,119
SL Green Realty Corp. (REIT)	958	105,275
Stockland Corp., Ltd. (REIT)	31,419	99,389
Suntec Real Estate Investment Trust (REIT)	33,300	42,650
Unibail-Rodamco SE (REIT)	1,354	342,205
United Urban Investment Corp. (REIT)	31	43,846
Ventas, Inc. (REIT)	2,735	169,816
Vornado Realty Trust (REIT)	1,669	158,438
Westfield Corp. (REIT)	27,146	191,014
Weyerhaeuser Co. (REIT)	4,960	156,240

		6,989,697

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	1,570	29,428
Azrieli Group	459	18,329
CapitaLand Ltd.	37,200	96,670
CBRE Group, Inc., Class A*	2,672	98,864
Cheung Kong Property Holdings Ltd.*	152,424	1,264,375
City Developments Ltd.	5,600	40,664
Daito Trust Construction Co., Ltd.	1,000	103,607
Daiwa House Industry Co., Ltd.	8,200	191,156
Deutsche Annington Immobilien SE	6,204	174,988
Deutsche Wohnen AG	4,174	95,650
Global Logistic Properties Ltd.	44,500	83,591
Hang Lung Properties Ltd.	30,000	89,208
Henderson Land Development Co., Ltd.	15,138	103,601
Hulic Co., Ltd.	4,100	36,382
Hysan Development Co., Ltd.	9,000	39,012
Kerry Properties Ltd.	9,500	37,257
Lend Lease Group	7,334	85,048
Mitsubishi Estate Co., Ltd.	17,000	366,225
Mitsui Fudosan Co., Ltd.	13,000	364,023
New World Development Co., Ltd.	71,133	93,051
Nomura Real Estate Holdings, Inc.	1,700	35,699
NTT Urban Development Corp.	1,300	12,938
Sino Land Co., Ltd.	42,600	71,224
Sumitomo Realty & Development Co., Ltd.	5,000	175,410
Sun Hung Kai Properties Ltd.	23,000	372,674
Swire Pacific Ltd., Class A	160,260	2,014,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Swire Properties Ltd.	763,732	$2,438,527
Swiss Prime Site AG (Registered)*	546	41,434
Tokyo Tatemono Co., Ltd.	3,000	41,672
Tokyu Fudosan Holdings Corp.	7,100	54,765
UOL Group Ltd.	6,428	33,026
Wharf Holdings Ltd.	18,400	122,484
Wheelock & Co., Ltd.	13,000	66,413

		8,892,132

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,598	45,428

Total Financials		182,496,395

Health Care (14.8%)
Biotechnology (2.4%)
Actelion Ltd. (Registered)*	1,426	208,650
Alexion Pharmaceuticals, Inc.*	2,146	387,933
Amgen, Inc.	50,285	7,719,753
Biogen, Inc.*	2,254	910,481
Celgene Corp.*	7,599	879,470
CSL Ltd.	6,491	433,053
Gilead Sciences, Inc.	90,350	10,578,178
Grifols S.A.	2,083	83,902
Regeneron Pharmaceuticals, Inc.*	723	368,824
Vertex Pharmaceuticals, Inc.*	2,336	288,449

		21,858,693

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	14,263	700,028
Baxter International, Inc.	5,215	364,685
Becton, Dickinson and Co.	2,008	284,433
Boston Scientific Corp.*	12,845	227,356
C.R. Bard, Inc.	710	121,197
Cochlear Ltd.	768	47,493
Coloplast A/S, Class B	1,501	98,491
DENTSPLY International, Inc.	1,341	69,129
Edwards Lifesciences Corp.*	1,030	146,703
Elekta AB, Class B	5,199	32,612
Essilor International S.A.	2,826	337,111
Getinge AB, Class B	110,657	2,663,024
Hoya Corp.	5,800	232,550
Intuitive Surgical, Inc.*	354	171,513
Medtronic plc	13,653	1,011,687
Olympus Corp.	3,500	120,971
Smith & Nephew plc	12,228	206,350
Sonova Holding AG (Registered)	731	98,827
St. Jude Medical, Inc.	2,687	196,339
Stryker Corp.	2,858	273,139
Sysmex Corp.	2,000	119,296
Terumo Corp.	4,200	100,792
Varian Medical Systems, Inc.*	956	80,619
William Demant Holding A/S*	368	28,073
Zimmer Biomet Holdings, Inc.	1,639	179,028

		7,911,446

Health Care Providers & Services (1.0%)
Aetna, Inc.	3,345	426,354
Alfresa Holdings Corp.	2,300	35,820
AmerisourceBergen Corp.	1,993	211,936
Anthem, Inc.	2,535	416,095
Cardinal Health, Inc.	3,174	265,505
Cigna Corp.	2,469	399,978

DaVita HealthCare Partners, Inc.*	1,649	131,046
Express Scripts Holding Co.*	6,987	621,424
Fresenius Medical Care AG & Co. KGaA	3,000	247,630
Fresenius SE & Co. KGaA	5,220	334,913
HCA Holdings, Inc.*	2,779	252,111
Healthscope Ltd.	15,278	32,063
Henry Schein, Inc.*	801	113,838
Humana, Inc.	1,428	273,148
Laboratory Corp. of America Holdings*	958	116,129
McKesson Corp.	2,224	499,977
Medipal Holdings Corp.	1,500	24,476
Miraca Holdings, Inc.	700	35,004
Patterson Cos., Inc.	819	39,844
Quest Diagnostics, Inc.	1,379	100,005
Ramsay Health Care Ltd.	1,908	90,491
Ryman Healthcare Ltd.	4,224	22,670
Sinopharm Group Co., Ltd., Class H	604,400	2,686,118
Sonic Healthcare Ltd.	4,960	81,781
Suzuken Co., Ltd.	960	30,749
Tenet Healthcare Corp.*	941	54,465
UnitedHealth Group, Inc.	9,124	1,113,128
Universal Health Services, Inc., Class B	870	123,627

		8,780,325

Health Care Technology (0.0%)
Cerner Corp.*	2,940	203,036
M3, Inc.	2,700	54,316

		257,352

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,208	123,765
Lonza Group AG (Registered)*	737	98,456
PerkinElmer, Inc.	1,080	56,851
QIAGEN N.V.*	99,363	2,440,923
Thermo Fisher Scientific, Inc.	3,814	494,905
Waters Corp.*	793	101,805

		3,316,705

Pharmaceuticals (10.1%)
AbbVie, Inc.	16,474	1,106,888
Allergan plc*	38,433	11,662,878
Astellas Pharma, Inc.	29,400	419,314
AstraZeneca plc	17,257	1,089,754
Bayer AG (Registered)	41,491	5,807,471
Bristol-Myers Squibb Co.	15,971	1,062,710
Chugai Pharmaceutical Co., Ltd.	3,100	107,019
Daiichi Sankyo Co., Ltd.	8,700	160,941
Eisai Co., Ltd.	3,500	234,963
Eli Lilly & Co.	39,871	3,328,830
Endo International plc*	1,948	155,158
GlaxoSmithKline plc	329,542	6,847,811
Hisamitsu Pharmaceutical Co., Inc.	700	27,197
Hospira, Inc.*	1,659	147,170
Johnson & Johnson	26,574	2,589,902
Kyowa Hakko Kirin Co., Ltd.	3,000	39,245
Mallinckrodt plc*	1,129	132,906
Merck & Co., Inc.	85,477	4,866,206
Merck KGaA	36,599	3,646,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Tanabe Pharma Corp.	3,000	$44,981
Mylan N.V.*	3,944	267,640
Novartis AG (Registered)	65,832	6,488,495
Novo Nordisk A/S, Class B	26,054	1,419,520
Ono Pharmaceutical Co., Ltd.	1,100	120,170
Orion Oyj, Class B	1,363	47,683
Otsuka Holdings Co., Ltd.	5,300	169,045
Perrigo Co. plc	1,402	259,132
Pfizer, Inc.	246,303	8,258,540
Roche Holding AG	37,288	10,449,175
Sanofi S.A.	99,826	9,820,319
Santen Pharmaceutical Co., Ltd.	5,100	72,217
Shionogi & Co., Ltd.	4,100	158,962
Shire plc	8,079	646,766
Sumitomo Dainippon Pharma Co., Ltd.	2,100	23,147
Taisho Pharmaceutical Holdings Co., Ltd.	400	27,029
Takeda Pharmaceutical Co., Ltd.	10,800	521,623
Teva Pharmaceutical Industries Ltd.	11,777	696,519
Teva Pharmaceutical Industries Ltd. (ADR)	116,978	6,913,400
UCB S.A.	1,736	124,619
Zoetis, Inc.	4,783	230,636

		90,192,899

Total Health Care		132,317,420

Industrials (8.3%)
Aerospace & Defense (1.2%)
Airbus Group SE	8,114	526,471
BAE Systems plc	388,979	2,757,659
Boeing Co.	6,162	854,793
Cobham plc	14,791	61,122
Embraer S.A. (ADR)	53,850	1,631,117
Finmeccanica S.p.A.*	3,972	49,950
General Dynamics Corp.	2,992	423,936
Honeywell International, Inc.	7,494	764,163
L-3 Communications Holdings, Inc.	789	89,457
Lockheed Martin Corp.	2,562	476,276
Meggitt plc	10,669	78,186
Northrop Grumman Corp.	1,857	294,576
Precision Castparts Corp.	1,325	264,828
Raytheon Co.	2,936	280,916
Rockwell Collins, Inc.	1,270	117,284
Rolls-Royce Holdings plc*	25,406	347,297
Rolls-Royce Holdings plc, Class C (b)*†	2,605,680	4,094
Safran S.A.	4,000	271,087
Singapore Technologies Engineering Ltd.	20,700	50,718
Textron, Inc.	2,644	118,002
Thales S.A.	1,374	82,962
United Technologies Corp.	7,932	879,897
Zodiac Aerospace	2,748	89,457

		10,514,248

Air Freight & Logistics (1.0%)
Bollore S.A.	8,503	45,265
C.H. Robinson Worldwide, Inc.	1,398	87,221
Deutsche Post AG (Registered)	13,305	388,701
Expeditors International of Washington, Inc.	1,832	84,464

FedEx Corp.	15,428	2,628,931
Royal Mail plc	13,271	107,284
TNT Express N.V.	299,946	2,544,410
United Parcel Service, Inc., Class B	36,266	3,514,538
Yamato Holdings Co., Ltd.	4,700	90,997

		9,491,811

Airlines (0.4%)
American Airlines Group, Inc.	6,638	265,088
ANA Holdings, Inc.	17,000	46,131
Cathay Pacific Airways Ltd.	15,000	36,883
Delta Air Lines, Inc.	7,873	323,423
Deutsche Lufthansa AG (Registered)*	202,292	2,608,199
easyJet plc	2,225	54,049
International Consolidated Airlines Group S.A.*	12,150	94,493
Japan Airlines Co., Ltd.	1,730	60,359
Qantas Airways Ltd.*	8,550	20,846
Singapore Airlines Ltd.	7,800	62,141
Southwest Airlines Co.	6,403	211,875

		3,783,487

Building Products (0.6%)
Allegion plc	917	55,148
Asahi Glass Co., Ltd.	13,000	78,073
Assa Abloy AB, Class B	13,758	259,067
Cie de Saint-Gobain	90,563	4,065,827
Daikin Industries Ltd.	3,200	230,329
Geberit AG (Registered)	521	173,695
LIXIL Group Corp.	3,600	71,479
Masco Corp.	3,339	89,051
TOTO Ltd.	4,000	72,100

		5,094,769

Commercial Services & Supplies (0.4%)
ADT Corp.	1,635	54,887
Aggreko plc	3,441	77,802
Babcock International Group plc	3,318	56,305
Brambles Ltd.	21,203	173,407
Cintas Corp.	910	76,977
Dai Nippon Printing Co., Ltd.	7,000	72,325
Edenred	2,745	67,831
G4S plc	20,641	87,113
ISS A/S	2,023	66,749
Park24 Co., Ltd.	1,300	22,275
Pitney Bowes, Inc.	1,926	40,080
Republic Services, Inc.	2,395	93,812
Secom Co., Ltd.	2,900	188,262
Securitas AB, Class B	4,220	55,793
Serco Group plc	1,076,464	1,995,845
Societe BIC S.A.	381	60,740
Stericycle, Inc.*	812	108,735
Toppan Printing Co., Ltd.	7,000	58,569
Tyco International plc	4,057	156,113
Waste Management, Inc.	4,079	189,062

		3,702,682

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	2,696	86,728
Boskalis Westminster N.V.	1,173	57,409
Bouygues S.A.	2,768	103,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Chiyoda Corp.	2,000	$17,715
CIMIC Group Ltd.	1,306	21,916
Ferrovial S.A.	6,445	139,752
Fluor Corp.	1,412	74,850
Jacobs Engineering Group, Inc.*	1,226	49,800
JGC Corp.	3,000	56,674
Kajima Corp.	11,000	51,681
Obayashi Corp.	9,000	65,670
OCI N.V.*	1,185	33,490
Quanta Services, Inc.*	2,020	58,216
Shimizu Corp.	8,000	67,394
Skanska AB, Class B	5,127	103,902
Taisei Corp.	14,000	80,418
Vinci S.A.	6,482	374,909

		1,444,010

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	30,214	632,751
Alstom S.A.*	2,934	83,246
AMETEK, Inc.	2,303	126,158
Eaton Corp. plc	4,475	302,018
Emerson Electric Co.	6,403	354,918
Fuji Electric Co., Ltd.	8,000	34,449
Legrand S.A.	3,622	203,353
Mabuchi Motor Co., Ltd.	700	44,270
Mitsubishi Electric Corp.	26,000	336,087
Nidec Corp.	3,000	224,660
OSRAM Licht AG	1,230	58,903
Prysmian S.p.A.	3,680	79,509
Rockwell Automation, Inc.	1,295	161,409
Schneider Electric SE	7,603	524,931
Vestas Wind Systems A/S	3,104	154,924

		3,321,586

Industrial Conglomerates (1.4%)
3M Co.	6,078	937,835
CK Hutchison Holdings Ltd.	152,424	2,239,693
Danaher Corp.	5,900	504,981
General Electric Co.	96,531	2,564,829
Keihan Electric Railway Co., Ltd.	8,000	46,607
Keppel Corp., Ltd.	20,200	123,283
Koninklijke Philips N.V.	12,864	327,272
NWS Holdings Ltd.	19,688	28,497
Roper Technologies, Inc.	959	165,389
Seibu Holdings, Inc.	1,700	39,394
Sembcorp Industries Ltd.	13,500	38,991
Siemens AG (Registered)	35,885	3,614,578
Smiths Group plc	5,273	93,540
Toshiba Corp.	605,000	2,081,178

		12,806,067

Machinery (1.7%)
Alfa Laval AB	3,926	69,097
Amada Holdings Co., Ltd.	4,700	49,694
Andritz AG	1,039	57,511
Atlas Copco AB, Class A	9,638	269,729
Atlas Copco AB, Class B	4,916	122,457
Caterpillar, Inc.	5,790	491,108
CNH Industrial N.V.	14,654	133,637
CRRC Corp., Ltd., Class H*	2,030,570	3,117,284
Cummins, Inc.	1,609	211,085
Deere & Co.	3,199	310,463
Dover Corp.	1,558	109,340

FANUC Corp.	2,800	$573,796
Flowserve Corp.	1,287	67,773
GEA Group AG	2,479	110,576
Hino Motors Ltd.	3,400	42,061
Hitachi Construction Machinery Co., Ltd.	1,400	24,526
IHI Corp.	19,000	88,491
Illinois Tool Works, Inc.	3,241	297,491
IMI plc	3,626	64,095
Ingersoll-Rand plc	2,541	171,314
Joy Global, Inc.	931	33,702
JTEKT Corp.	2,800	53,033
Kawasaki Heavy Industries Ltd.	20,000	93,312
Komatsu Ltd.	12,800	256,973
Kone Oyj, Class B	4,342	176,201
Kubota Corp.	15,000	237,958
Kurita Water Industries Ltd.	1,400	32,648
Makita Corp.	1,600	86,808
MAN SE	370	38,110
Melrose Industries plc	13,237	51,477
Metso Oyj	1,535	42,166
Minebea Co., Ltd.	4,000	66,054
Mitsubishi Heavy Industries Ltd.	41,000	249,481
Nabtesco Corp.	1,600	40,136
NGK Insulators Ltd.	4,000	103,117
NSK Ltd.	6,500	100,433
PACCAR, Inc.	3,386	216,061
Pall Corp.	1,019	126,815
Parker-Hannifin Corp.	1,329	154,603
Pentair plc	1,743	119,831
Sandvik AB	14,699	162,508
Schindler Holding AG	667	109,080
Schindler Holding AG (Registered)	208	33,971
Sembcorp Marine Ltd.	11,200	23,617
SKF AB, Class B	5,477	124,936
SMC Corp.	700	210,855
Snap-on, Inc.	556	88,543
Stanley Black & Decker, Inc.	28,633	3,013,337
Sulzer AG (Registered)	329	33,834
Sumitomo Heavy Industries Ltd.	8,000	46,672
THK Co., Ltd.	1,600	34,593
Vallourec S.A.	1,590	32,474
Volvo AB, Class B	21,096	261,860
Wartsila Oyj Abp	2,019	94,582
Weichai Power Co., Ltd., Class H	655,000	2,184,305
Weir Group plc	2,903	77,406
Xylem, Inc.	1,742	64,576
Yangzijiang Shipbuilding Holdings Ltd.	30,135	31,660
Zardoya Otis S.A.	2,285	24,888
Zardoya Otis S.A. – Interim Shares*†	91	991

		15,315,135

Marine (0.0%)
A. P. Moller – Maersk A/S, Class A	38	66,723
A. P. Moller – Maersk A/S, Class B	112	202,848
Kuehne + Nagel International AG (Registered)	717	95,171
Mitsui O.S.K. Lines Ltd.	15,000	48,045
Nippon Yusen KK	22,000	61,298

		474,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.2%)
Adecco S.A. (Registered)*	2,367	$192,155
Bureau Veritas S.A.	3,506	80,753
Capita plc	8,959	174,271
Dun & Bradstreet Corp.	344	41,968
Equifax, Inc.	1,142	110,877
Experian plc	13,438	244,717
Intertek Group plc	2,192	84,382
Nielsen N.V.	3,546	158,754
Randstad Holding N.V.	1,775	115,585
Recruit Holdings Co., Ltd.	2,000	61,037
Robert Half International, Inc.	1,291	71,651
Seek Ltd.	4,362	47,319
SGS S.A. (Registered)	75	136,852

		1,520,321

Road & Rail (0.4%)
Asciano Ltd.	13,084	67,131
Aurizon Holdings Ltd.	28,767	113,861
Central Japan Railway Co.	2,000	361,237
ComfortDelGro Corp., Ltd.	30,000	69,718
CSX Corp.	9,461	308,902
DSV A/S	2,378	77,041
East Japan Railway Co.	4,597	413,555
Hankyu Hanshin Holdings, Inc.	15,000	88,614
J.B. Hunt Transport Services, Inc.	882	72,403
Kansas City Southern	1,055	96,216
Keikyu Corp.	6,000	45,300
Keio Corp.	8,000	57,262
Keisei Electric Railway Co., Ltd.	4,000	47,588
Kintetsu Group Holdings Co., Ltd.	24,000	81,775
MTR Corp., Ltd.	19,500	90,814
Nagoya Railroad Co., Ltd.	12,000	44,907
Nippon Express Co., Ltd.	12,000	59,027
Norfolk Southern Corp.	2,937	256,576
Odakyu Electric Railway Co., Ltd.	8,000	74,715
Ryder System, Inc.	507	44,297
Tobu Railway Co., Ltd.	13,000	55,873
Tokyu Corp.	15,000	100,503
Union Pacific Corp.	8,389	800,059
West Japan Railway Co.	2,300	147,244

		3,574,618

Trading Companies & Distributors (0.3%)
Ashtead Group plc	6,948	119,978
Brenntag AG	2,092	119,948
Bunzl plc	4,359	119,037
Fastenal Co.	2,597	109,542
ITOCHU Corp.	21,600	285,388
Marubeni Corp.	21,900	125,672
Mitsubishi Corp.	18,900	415,727
Mitsui & Co., Ltd.	23,200	315,153
Noble Group Ltd.	66,218	37,366
Rexel S.A.	3,907	62,984
Sumitomo Corp.	15,200	176,858
Toyota Tsusho Corp.	2,800	75,156
Travis Perkins plc	3,333	110,500
United Rentals, Inc.*	922	80,786
W.W. Grainger, Inc.	574	135,837
Wolseley plc	3,534	225,610

		2,515,542

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	6,398	104,924
Abertis Infraestructuras S.A. – Interim Shares*†	319	5,232
Aena S.A.*§	957	100,012
Aeroports de Paris S.A.	392	44,292
Atlantia S.p.A.	7,121	175,925
Auckland International Airport Ltd.	11,848	39,622
Fraport AG Frankfurt Airport Services Worldwide	511	32,096
Groupe Eurotunnel SE (Registered)	6,419	92,959
Hutchison Port Holdings Trust (BATS Exchange)	23,100	14,437
Hutchison Port Holdings Trust (Singapore Stock Exchange)	56,200	35,406
Japan Airport Terminal Co., Ltd.	600	32,700
Kamigumi Co., Ltd.	3,000	28,190
Mitsubishi Logistics Corp.	2,000	26,278
Sydney Airport	14,373	55,226
Transurban Group	26,137	187,544

		974,843

Total Industrials		74,533,204

Information Technology (9.4%)
Communications Equipment (0.8%)
Alcatel-Lucent*	39,102	142,461
Cisco Systems, Inc.	192,915	5,297,446
F5 Networks, Inc.*	689	82,921
Harris Corp.	1,177	90,523
Juniper Networks, Inc.	3,367	87,441
Motorola Solutions, Inc.	1,779	102,008
Nokia Oyj	50,857	345,290
QUALCOMM, Inc.	15,612	977,780
Telefonaktiebolaget LM Ericsson, Class B	41,622	431,290

		7,557,160

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	2,963	171,765
Citizen Holdings Co., Ltd.	3,700	25,819
Corning, Inc.	12,058	237,904
FLIR Systems, Inc.	1,336	41,176
Hamamatsu Photonics KK	1,900	56,045
Hexagon AB, Class B	3,518	127,482
Hirose Electric Co., Ltd.	415	59,443
Hitachi High-Technologies Corp.	900	25,334
Hitachi Ltd.	66,400	437,730
Ibiden Co., Ltd.	1,600	27,062
Japan Display, Inc.*	5,500	20,718
Keyence Corp.	640	345,454
Knowles Corp.*	164,020	2,968,762
Kyocera Corp.	4,400	228,763
Murata Manufacturing Co., Ltd.	2,800	488,687
Nippon Electric Glass Co., Ltd.	6,000	30,396
Omron Corp.	2,700	117,367
Shimadzu Corp.	4,000	54,353
TDK Corp.	1,700	130,155
TE Connectivity Ltd.	3,906	251,156
Yaskawa Electric Corp.	3,100	39,717
Yokogawa Electric Corp.	3,200	41,155

		5,926,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	1,709	$119,322
eBay, Inc.*	10,591	638,002
Facebook, Inc., Class A*	20,178	1,730,566
Google, Inc., Class A*	8,082	4,364,603
Google, Inc., Class C*	2,750	1,431,402
Kakaku.com, Inc.	2,000	28,958
Mixi, Inc.	600	29,808
United Internet AG (Registered)	1,684	74,862
VeriSign, Inc.*	1,005	62,029
Yahoo! Japan Corp.	19,700	79,518
Yahoo!, Inc.*	8,362	328,543

		8,887,613

IT Services (0.8%)
Accenture plc, Class A	6,000	580,680
Alliance Data Systems Corp.*	600	175,164
Amadeus IT Holding S.A., Class A	6,233	248,457
Atos SE	1,184	88,412
Automatic Data Processing, Inc.	4,499	360,955
Cap Gemini S.A.	2,165	191,571
Cognizant Technology Solutions Corp., Class A*	5,852	357,499
Computer Sciences Corp.	1,320	86,645
Computershare Ltd.	6,230	56,287
Fidelity National Information Services, Inc.	2,723	168,281
Fiserv, Inc.*	2,280	188,852
Fujitsu Ltd.	26,000	145,397
International Business Machines Corp.	8,780	1,428,155
Itochu Techno-Solutions Corp.	400	9,969
MasterCard, Inc., Class A	9,286	868,055
Nomura Research Institute Ltd.	1,500	58,708
NTT Data Corp.	1,800	78,686
Otsuka Corp.	700	32,717
Paychex, Inc.	3,122	146,359
Teradata Corp.*	1,387	51,319
Total System Services, Inc.	1,574	65,746
Visa, Inc., Class A	18,528	1,244,155
Western Union Co.	4,981	101,264
Xerox Corp.	9,985	106,240

		6,839,573

Semiconductors & Semiconductor Equipment (1.2%)
Advantest Corp.	1,800	18,738
Altera Corp.	2,874	147,149
Analog Devices, Inc.	3,004	192,812
Applied Materials, Inc.	201,607	3,874,887
ARM Holdings plc	19,371	315,628
ASM Pacific Technology Ltd.	3,400	33,686
ASML Holding N.V.	4,825	498,647
Avago Technologies Ltd.	2,464	327,539
Broadcom Corp., Class A	5,207	268,108
First Solar, Inc.*	719	33,779
Infineon Technologies AG	15,589	193,433
Intel Corp.	45,450	1,382,362
KLA-Tencor Corp.	1,554	87,350
Lam Research Corp.	1,522	123,815
Linear Technology Corp.	2,285	101,066
Microchip Technology, Inc.	1,925	91,293

Micron Technology, Inc.*	10,290	193,864
NVIDIA Corp.	4,932	99,182
Qorvo, Inc.*	1,440	115,589
Rohm Co., Ltd.	1,300	87,208
Skyworks Solutions, Inc.	1,823	189,774
STMicroelectronics N.V.	8,965	73,510
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	75,575	1,716,308
Texas Instruments, Inc.	9,968	513,452
Tokyo Electron Ltd.	2,400	151,921
Xilinx, Inc.	2,497	110,267

		10,941,367

Software (2.4%)
Adobe Systems, Inc.*	4,546	368,271
Autodesk, Inc.*	2,166	108,462
CA, Inc.	3,045	89,188
Citrix Systems, Inc.*	1,527	107,134
COLOPL, Inc.	700	14,145
Dassault Systemes S.A.	1,751	127,316
Electronic Arts, Inc.*	2,970	197,505
Gemalto N.V.	1,098	97,782
GungHo Online Entertainment, Inc.	6,400	24,892
Intuit, Inc.	2,643	266,335
Konami Corp.	1,200	22,317
Microsoft Corp.	272,621	12,036,217
Nexon Co., Ltd.	1,800	24,768
NICE-Systems Ltd.	797	50,684
Nintendo Co., Ltd.	1,500	250,889
Oracle Corp.	87,359	3,520,568
Oracle Corp. Japan	500	20,918
Red Hat, Inc.*	1,752	133,029
Sage Group plc	14,625	117,770
Salesforce.com, Inc.*	5,841	406,709
SAP SE	46,332	3,233,492
Symantec Corp.	6,518	151,544
Trend Micro, Inc.	1,500	51,354

		21,421,289

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	55,193	6,922,582
Brother Industries Ltd.	3,100	43,922
Canon, Inc.	14,500	471,841
EMC Corp.	18,606	491,012
Fujifilm Holdings Corp.	6,400	228,708
Hewlett-Packard Co.	82,910	2,488,129
Konica Minolta, Inc.	312,400	3,647,666
NEC Corp.	36,000	109,131
NetApp, Inc.	2,978	93,986
Ricoh Co., Ltd.	9,500	98,582
Samsung Electronics Co., Ltd. (Korea Stock Exchange)	530	602,483
Samsung Electronics Co., Ltd. (London Stock Exchange) (GDR) (m)	12,420	7,085,610
SanDisk Corp.	1,992	115,974
Seagate Technology plc	3,041	144,447
Seiko Epson Corp.	3,800	67,409
Western Digital Corp.	2,075	162,722

		22,774,204

Total Information Technology		84,347,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (4.6%)
Chemicals (1.9%)
Air Liquide S.A.	4,721	$597,111
Air Products and Chemicals, Inc.	1,855	253,820
Air Water, Inc.	2,000	36,622
Airgas, Inc.	646	68,334
Akzo Nobel N.V.	66,236	4,819,746
Arkema S.A.	898	64,703
Asahi Kasei Corp.	17,000	139,670
BASF SE	12,622	1,109,126
CF Industries Holdings, Inc.	2,255	144,951
Croda International plc	1,823	78,828
Daicel Corp.	4,000	51,379
Dow Chemical Co.	10,394	531,861
E.I. du Pont de Nemours & Co.	8,674	554,702
Eastman Chemical Co.	1,420	116,184
Ecolab, Inc.	2,573	290,929
EMS-Chemie Holding AG (Registered)	109	46,051
Evonik Industries AG	1,212	46,245
FMC Corp.	1,274	66,949
Fuchs Petrolub SE (Preference) (q)	921	38,899
Givaudan S.A. (Registered)*	127	219,783
Hitachi Chemical Co., Ltd.	1,400	25,258
Incitec Pivot Ltd.	23,083	68,567
International Flavors & Fragrances, Inc.	772	84,372
Israel Chemicals Ltd.	6,622	46,270
Israel Corp., Ltd.	46	16,223
Johnson Matthey plc	2,757	131,604
JSR Corp.	2,500	44,205
K+S AG (Registered)	2,676	112,726
Kaneka Corp.	3,000	21,939
Kansai Paint Co., Ltd.	3,000	46,501
Koninklijke DSM N.V.	2,488	144,235
Kuraray Co., Ltd.	4,600	56,267
Lanxess AG	1,269	74,826
Linde AG	2,539	480,920
LyondellBasell Industries N.V., Class A	24,554	2,541,830
Mitsubishi Chemical Holdings Corp.	18,700	117,730
Mitsubishi Gas Chemical Co., Inc.	5,000	28,026
Mitsui Chemicals, Inc.	12,000	44,613
Monsanto Co.	4,562	486,264
Mosaic Co.	2,970	139,145
Nippon Paint Holdings Co., Ltd.	2,000	56,461
Nitto Denko Corp.	2,300	189,059
Novozymes A/S, Class B	3,285	156,153
Orica Ltd.	5,042	82,783
PPG Industries, Inc.	2,599	298,157
Praxair, Inc.	2,759	329,838
Sherwin-Williams Co.	759	208,740
Shin-Etsu Chemical Co., Ltd.	5,600	347,709
Sigma-Aldrich Corp.	1,141	158,998
Sika AG	30	105,824
Solvay S.A.	823	113,222
Sumitomo Chemical Co., Ltd.	21,000	126,290
Symrise AG	1,677	104,081
Syngenta AG (Registered)	1,274	517,803
Taiyo Nippon Sanso Corp.	2,000	24,202
Teijin Ltd.	13,000	50,456
Toray Industries, Inc.	20,000	169,220
Umicore S.A.	1,318	62,492
Yara International ASA	2,468	128,555

		17,217,457

Construction Materials (1.1%)
Boral Ltd.	10,355	46,738
CRH plc	242,228	6,837,612
Fletcher Building Ltd.	8,834	48,609
HeidelbergCement AG	31,776	2,519,814
Holcim Ltd. (Registered)*	3,180	234,686
Imerys S.A.	480	36,710
James Hardie Industries plc (CDI)	6,081	81,262
Lafarge S.A.	2,559	169,006
Martin Marietta Materials, Inc.	591	83,633
Taiheiyo Cement Corp.	16,000	46,803
Vulcan Materials Co.	1,262	105,920

		10,210,793

Containers & Packaging (0.4%)
Amcor Ltd.	16,400	173,605
Avery Dennison Corp.	865	52,713
Ball Corp.	1,312	92,037
MeadWestvaco Corp.	3,202	151,102
Owens-Illinois, Inc.*	1,569	35,993
Rexam plc	295,288	2,561,121
Sealed Air Corp.	2,008	103,171
Toyo Seikan Group Holdings Ltd.	2,500	40,079

		3,209,821

Metals & Mining (1.1%)
Alcoa, Inc.	11,674	130,165
Allegheny Technologies, Inc.	1,038	31,348
Alumina Ltd.	33,989	40,123
Anglo American plc	19,075	275,289
Antofagasta plc	5,347	57,928
ArcelorMittal S.A.	14,036	136,654
BHP Billiton Ltd.	43,903	916,274
BHP Billiton plc	28,905	567,258
Boliden AB	3,846	70,102
Fortescue Metals Group Ltd.	21,391	31,523
Freeport-McMoRan, Inc.	9,932	184,934
Fresnillo plc	2,927	31,917
Glencore plc*	152,118	610,206
Hitachi Metals Ltd.	3,000	46,109
Iluka Resources Ltd.	5,716	33,870
JFE Holdings, Inc.	6,700	148,716
Kobe Steel Ltd.	42,000	70,695
Maruichi Steel Tube Ltd.	600	14,904
Mitsubishi Materials Corp.	15,000	57,605
MMC Norilsk Nickel PJSC (ADR)	127,634	2,163,396
Newcrest Mining Ltd.*	10,511	105,589
Newmont Mining Corp.	5,042	117,781
Nippon Steel & Sumitomo Metal Corp.	103,050	267,256
Norsk Hydro ASA	18,444	77,747
Nucor Corp.	3,048	134,325
POSCO (ADR)	39,545	1,941,264
Randgold Resources Ltd.	1,241	83,554
Rio Tinto Ltd.	5,967	247,456
Rio Tinto plc	17,344	712,361
South32 Ltd.*	71,928	99,338
Sumitomo Metal Mining Co., Ltd.	7,000	106,586
ThyssenKrupp AG	5,089	132,391
voestalpine AG	1,484	61,760

		9,706,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.1%)
International Paper Co.	4,039	$192,216
Mondi plc	5,020	108,140
Oji Holdings Corp.	11,000	47,816
Stora Enso Oyj, Class R	7,942	81,857
UPM-Kymmene Oyj	7,448	131,775

		561,804

Total Materials		40,906,299

Telecommunication Services (3.8%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	49,751	1,767,156
Bezeq Israeli Telecommunication Corp., Ltd.	26,067	44,413
BT Group plc	114,348	808,871
CenturyLink, Inc.	5,411	158,975
Deutsche Telekom AG (Registered)	43,788	754,224
Elisa Oyj	1,939	61,457
Frontier Communications Corp.	11,008	54,490
HKT Trust & HKT Ltd.	37,414	44,019
Iliad S.A.	360	79,808
Inmarsat plc	6,041	86,899
Koninklijke KPN N.V.	44,499	170,161
Level 3 Communications, Inc.*	2,819	148,477
Nippon Telegraph & Telephone Corp.	10,256	371,532
Orange S.A.	25,497	392,554
PCCW Ltd.	61,000	36,435
Proximus S.A.	2,116	74,710
Singapore Telecommunications Ltd.	1,297,350	4,055,272
Spark New Zealand Ltd.	23,871	45,212
Swisscom AG (Registered)	350	196,160
TDC A/S	10,686	78,358
Telecom Italia S.p.A.*	156,192	198,161
Telecom Italia S.p.A. (RNC)	82,364	84,064
Telefonica Deutschland Holding AG	7,950	45,822
Telefonica S.A.	409,356	5,818,724
Telenor ASA	115,621	2,533,488
TeliaSonera AB	34,526	203,286
Telstra Corp., Ltd.	57,612	272,926
TPG Telecom Ltd.	3,744	25,912
Verizon Communications, Inc.	39,074	1,821,239
Vivendi S.A.	15,767	397,699

		20,830,504

Wireless Telecommunication Services (1.5%)
China Mobile Ltd.	205,000	2,624,798
KDDI Corp.	24,000	579,287
Millicom International Cellular S.A. (SDR)	872	64,323
NTT DOCOMO, Inc.	20,800	398,376
SoftBank Corp.	52,200	3,074,803
StarHub Ltd.	8,019	23,518
Tele2 AB, Class B	4,200	48,840
Vodafone Group plc	1,732,625	6,257,406

		13,071,351

Total Telecommunication Services		33,901,855

Utilities (1.3%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	4,710	249,489
AusNet Services	23,272	25,048
Cheung Kong Infrastructure Holdings Ltd.	10,000	77,662
Chubu Electric Power Co., Inc.	9,000	134,171
Chugoku Electric Power Co., Inc.	4,100	59,832
CLP Holdings Ltd.	27,500	233,792
Contact Energy Ltd.	5,320	18,061
Duke Energy Corp.	6,626	467,929
Edison International	3,112	172,965
EDP – Energias de Portugal S.A.	22,708	86,201
Electricite de France S.A.	3,312	73,848
Endesa S.A.	3,116	59,629
Enel S.p.A.	96,467	437,068
Entergy Corp.	1,724	121,542
Eversource Energy	3,026	137,411
Exelon Corp.	8,265	259,686
FirstEnergy Corp.	4,023	130,949
Fortum Oyj	6,196	110,107
Hokuriku Electric Power Co.	2,300	34,279
Iberdrola S.A.	74,357	500,863
Kansai Electric Power Co., Inc.*	9,700	107,434
Kyushu Electric Power Co., Inc.*	5,900	68,456
Mighty River Power Ltd.	11,822	22,351
NextEra Energy, Inc.	4,255	417,118
Pepco Holdings, Inc.	2,415	65,060
Pinnacle West Capital Corp.	1,057	60,133
Power Assets Holdings Ltd.	18,500	168,734
PPL Corp.	6,430	189,492
Red Electrica Corporacion S.A.	937	75,087
Shikoku Electric Power Co., Inc.	2,500	37,443
Southern Co.	8,691	364,153
SSE plc	13,572	327,552
Terna Rete Elettrica Nazionale S.p.A.	20,620	91,125
Tohoku Electric Power Co., Inc.	6,300	85,349
Tokyo Electric Power Co., Inc.*	20,100	109,545
Xcel Energy, Inc.	4,833	155,526

		5,735,090

Gas Utilities (0.1%)
AGL Resources, Inc.	1,143	53,218
APA Group	15,649	99,490
Enagas S.A.	1,556	42,318
Gas Natural SDG S.A.	5,149	116,759
Hong Kong & China Gas Co., Ltd.	92,520	194,074
Osaka Gas Co., Ltd.	26,000	102,674
Snam S.p.A.	28,730	136,703
Toho Gas Co., Ltd.	6,000	35,544
Tokyo Gas Co., Ltd.	32,000	169,955

		950,735

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,520	86,455
Electric Power Development Co., Ltd.	2,000	70,679
Enel Green Power S.p.A.	39,754	77,693
Meridian Energy Ltd.	18,290	26,771
NRG Energy, Inc.	3,226	73,811
Talen Energy Corp.*	1	14

		335,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.5%)
AGL Energy Ltd.	9,203	$110,414
Ameren Corp.	2,318	87,342
CenterPoint Energy, Inc.	4,105	78,118
Centrica plc	68,300	283,101
CMS Energy Corp.	2,631	83,771
Consolidated Edison, Inc.	2,798	161,948
Dominion Resources, Inc.	5,686	380,223
DTE Energy Co.	1,719	128,306
E.ON SE	27,682	368,793
GDF Suez S.A.	20,169	374,157
National Grid plc	51,615	662,750
NiSource, Inc.	3,058	139,414
PG&E Corp.	4,600	225,860
Public Service Enterprise Group, Inc.	4,835	189,919
RWE AG	6,804	146,285
SCANA Corp.	1,365	69,137
Sempra Energy	2,230	220,636
Suez Environnement Co. S.A.	4,379	81,455
TECO Energy, Inc.	2,250	39,735
Veolia Environnement S.A.	6,499	132,519
WEC Energy Group, Inc.	3,011	135,417

		4,099,300

Water Utilities (0.0%)
Severn Trent plc	3,369	110,158
United Utilities Group plc	9,661	135,404

		245,562

Total Utilities		11,366,110

Total Common Stocks (89.0%) (Cost $614,899,798)		797,173,198

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Distributors (0.0%)
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	155	817

Total Consumer Discretionary		817

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol S.A., expiring 7/3/15*	14,364	7,446

Total Energy		7,446

Total Rights (0.0%) (Cost $—)		8,263

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	34,007,433	$34,007,433

Total Short-Term Investments (3.8%) (Cost $34,007,433)		34,007,433

Total Investments (92.8%) (Cost $648,907,231)		831,188,894
Other Assets Less Liabilities (7.2%)		64,295,308

Net Assets (100%)		$895,484,202

*	Non-income producing.
†	Security (totaling $13,141 or 0.00% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $220,231 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $7,085,610 or 0.8% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.0	#
Belgium	0.3
Bermuda	0.0	#
Brazil	0.2
Canada	0.3
China	1.2
Denmark	0.3
Finland	0.2
France	5.4
Germany	4.4
Hong Kong	2.0
Ireland	1.1
Israel	0.9
Italy	1.6
Japan	7.4
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.4
New Zealand	0.0	#
Norway	0.6
Portugal	0.0	#
Russia	0.2
Singapore	1.0
South Africa	0.0	#
South Korea	1.8
Spain	1.2
Sweden	0.9
Switzerland	4.7
Taiwan	0.2
Thailand	0.3
United Kingdom	11.3
United States	40.4
Cash and Other	7.2

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$352,592	$291,778	$—	$674,978	$16,010	$—

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	467	September-15	$17,666,732	$17,889,017	$222,285
FTSE 100 Index	109	September-15	11,329,544	11,122,030	(207,514)
S&P 500 E-Mini Index	425	September-15	44,605,943	43,656,000	(949,943)
SPI 200 Index	43	September-15	4,550,819	4,476,359	(74,460)
TOPIX Index	85	September-15	11,430,066	11,324,304	(105,762)

					$(1,115,394)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	440	$338,016	$338,976	$(960)
British Pound vs. U.S. Dollar, expiring 9/18/15	Morgan Stanley	900	1,413,314	1,389,901	23,413
European Union Euro vs. U.S. Dollar, expiring 9/18/15	Morgan Stanley	4,000	4,464,400	4,515,246	(50,846)
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	Morgan Stanley	200,000	1,635,917	1,624,953	10,964

					$(17,429)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	228	$355,854	$358,040	$(2,186)
European Union Euro vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	2,561	2,886,285	2,858,332	27,953
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	75,000	608,095	613,469	(5,374)

					$20,393

					$2,964

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is compromised of the following (in USD): AUD 4,112,604, CAD 19, CHF 469,978, DKK 16,297, EUR 16,087,441, GBP 10,207,396, HKD 38,594, ILS 6,654, JPY 10,731,518, KRW 1, NOK 11,671, NZD 3,554, SEK 5,929, SGD 12,521 and TWD 1.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$50,104,804	$54,473,755	$—	$104,578,559
Consumer Staples	29,643,191	29,969,762	—	59,612,953
Energy	34,453,332	38,659,422	—	73,112,754
Financials	62,393,394	120,100,177	2,824	182,496,395
Health Care	72,079,912	60,237,508	—	132,317,420
Industrials	27,253,401	47,269,486	10,317	74,533,204
Information Technology	62,285,128	22,062,521	—	84,347,649
Materials	11,795,072	29,111,227	—	40,906,299
Telecommunication Services	3,950,337	29,951,518	—	33,901,855
Utilities	4,944,777	6,421,333	—	11,366,110
Forward Currency Contracts	—	62,330	—	62,330
Futures	222,285	—	—	222,285
Rights
Consumer Discretionary	—	817	—	817
Energy	—	7,446	—	7,446
Short-Term Investments	34,007,433	—	—	34,007,433

Total Assets	$393,133,066	$438,327,302	$13,141	$831,473,509

Liabilities:
Forward Currency Contracts	$—	$(59,366)	$—	$(59,366)
Futures	(1,337,679)	—	—	(1,337,679)

Total Liabilities	$(1,337,679)	$(59,366)	$—	$(1,397,045)

Total	$391,795,387	$438,267,936	$13,141	$830,076,464

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$62,330
Equity contracts	Receivables, Net assets – Unrealized appreciation	222,285	*

Total		$284,615

	Liability Derivatives
Foreign exchange contracts	Payables	(59,366)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,337,679	)*

Total		$(1,397,045)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(517,326)	$(517,326)
Equity contracts	16,342,478	—	16,342,478

Total	$16,342,478	$(517,326)	$15,825,152

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$142,147	$142,147
Equity contracts	(4,560,642)	—	(4,560,642)

Total	$(4,560,642)	$142,147	$(4,418,495)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $7,870,000 and futures contracts with an average notional balance of approximately $160,153,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$27,953	$(6,334)	$—	$21,619
Morgan Stanley	34,377	(34,377)	—	—

Total	$62,330	$(40,711)	$—	$21,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$2,186	$—	$—	$2,186
HSBC Bank plc	6,334	(6,334)	—	—
Morgan Stanley	50,846	(34,377)	—	16,469

Total	$59,366	$(40,711)	$—	$18,655

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$131,792,129
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,041,549

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,141,664
Aggregate gross unrealized depreciation	(56,201,953)

Net unrealized appreciation	$179,939,711

Federal income tax cost of investments	$651,249,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $673,337)	$674,978
Unaffiliated Issuers (Cost $648,233,894)	830,513,916
Cash	17,527,330
Foreign cash (Cost $50,008,752)	41,704,178
Cash held as collateral at broker	4,854,220
Dividends, interest and other receivables	1,709,803
Receivable from Separate Accounts for Trust shares sold	215,888
Unrealized appreciation on forward foreign currency contracts	62,330
Receivable for securities sold	44,976
Other assets	19,960

Total assets	897,327,579

LIABILITIES
Due to broker for futures variation margin	579,887
Investment management fees payable	528,280
Payable to Separate Accounts for Trust shares redeemed	242,217
Payable for securities purchased	148,703
Administrative fees payable	93,238
Distribution fees payable – Class IB	80,790
Unrealized depreciation on forward foreign currency contracts	59,366
Trustees’ fees payable	2,504
Distribution fees payable – Class IA	776
Accrued expenses	107,616

Total liabilities	1,843,377

NET ASSETS	$895,484,202

Net assets were comprised of:
Paid in capital	$774,925,901
Accumulated undistributed net investment income (loss)	5,953,979
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(58,225,421)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	172,829,743

Net assets	$895,484,202

Class IA
Net asset value, offering and redemption price per share, $3,674,776 / 309,116 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.89

Class IB
Net asset value, offering and redemption price per share, $383,885,927 / 32,287,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.89

Class K
Net asset value, offering and redemption price per share, $507,923,499 / 42,682,094 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($16,010 of dividend income received from affiliates) (net of $751,951 foreign withholding tax)	$11,084,316
Interest	34,725

Total income	11,119,041

EXPENSES
Investment management fees	3,162,461
Administrative fees	558,463
Distribution fees – Class IB	476,948
Custodian fees	65,119
Professional fees	35,993
Printing and mailing expenses	23,391
Trustees’ fees	10,348
Distribution fees – Class IA	4,712
Miscellaneous	36,650

Total expenses	4,374,085

NET INVESTMENT INCOME (LOSS)	6,744,956

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	5,588,627
Futures	16,342,478
Foreign currency transactions	(8,010,453)

Net realized gain (loss)	13,920,652

Change in unrealized appreciation (depreciation) on:
Investments ($30,608 of change in unrealized appreciation (depreciation) from affiliates)	11,872,095
Futures	(4,560,642)
Foreign currency translations	3,825,383

Net change in unrealized appreciation (depreciation)	11,136,836

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,057,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,802,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,744,956	$14,180,275
Net realized gain (loss) on investments, futures and foreign currency transactions	13,920,652	42,951,386
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	11,136,836	(46,834,341)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,802,444	10,297,320

DIVIDENDS:
Dividends from net investment income
Class IA	—	(54,065)
Class IB	—	(5,211,062)
Class K	—	(8,592,637)

TOTAL DIVIDENDS:	—	(13,857,764)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,143 and 64,967 shares, respectively ]	61,989	766,646
Capital shares issued in reinvestment of dividends [ 0 and 4,691 shares, respectively ]	—	54,065
Capital shares repurchased [ (28,050) and (52,473) shares, respectively ]	(333,534)	(613,946)

Total Class IA transactions	(271,545)	206,765

Class IB
Capital shares sold [ 2,260,405 and 5,494,983 shares, respectively ]	26,862,474	64,894,194
Capital shares issued in reinvestment of dividends [ 0 and 452,034 shares, respectively ]	—	5,211,062
Capital shares repurchased [ (2,152,466) and (4,647,638) shares, respectively ]	(25,572,292)	(54,407,055)

Total Class IB transactions	1,290,182	15,698,201

Class K
Capital shares sold [ 627,419 and 2,672,230 shares, respectively ]	7,482,702	31,533,791
Capital shares issued in reinvestment of dividends [ 0 and 745,708 shares, respectively ]	—	8,592,637
Capital shares repurchased [ (2,757,044) and (5,212,165) shares, respectively ]	(32,964,264)	(60,880,241)

Total Class K transactions	(25,481,562)	(20,753,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,462,925)	(4,848,847)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,339,519	(8,409,291)
NET ASSETS:
Beginning of period	888,144,683	896,553,974

End of period (a)	$895,484,202	$888,144,683

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,953,979	$(790,977)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$11.49	$11.52	$9.15	$7.76	$8.64		$8.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.17	0.08	0.10	0.12		0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.32	(0.04)	2.37	1.41	(0.83)		0.56

Total from investment operations	0.40	0.13	2.45	1.51	(0.71)		0.67

Less distributions:
Dividends from net investment income	—	(0.16)	(0.08)	(0.12)	(0.17)		(0.14)

Net asset value, end of period	$11.89	$11.49	$11.52	$9.15	$7.76		$8.64

Total return (b)	3.48%	1.16%	26.84%	19.40%	(8.11)%		8.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,675	$3,814	$3,628	$2,374	$1,418		$505,950
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11%	1.13%	1.16%	1.17%	0.90	%(c)	0.91%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.13%	1.16%	1.17%	0.90	%(c)	0.91%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.13%	1.16%	1.17%	0.91%		0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.34%	1.44%	0.77%	1.16%	1.39%		1.34%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.34%	1.44%	0.77%	1.16%	1.39%		1.34%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.34%	1.44%	0.77%	1.16%	1.38%		1.33%
Portfolio turnover rate (z)^	7%	15%	13%	12%	8%		7%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$11.49	$11.53	$9.15	$7.76	$8.64		$8.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.17	0.08	0.10	0.10		0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.32	(0.05)	2.38	1.41	(0.83)		0.56

Total from investment operations	0.40	0.12	2.46	1.51	(0.73)		0.65

Less distributions:
Dividends from net investment income	—	(0.16)	(0.08)	(0.12)	(0.15)		(0.12)

Net asset value, end of period	$11.89	$11.49	$11.53	$9.15	$7.76		$8.64

Total return (b)	3.48%	1.07%	26.95%	19.40%	(8.35)%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$383,886	$369,694	$355,915	$233,645	$201,451		$227,308
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11%	1.13%	1.16%	1.17%	1.15%		1.16%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.13%	1.16%	1.17%	1.15%		1.16%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.13%	1.16%	1.17%	1.16%		1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.36%	1.44%	0.74%	1.20%	1.18%		1.08%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.36%	1.44%	0.74%	1.20%	1.18%		1.08%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.36%	1.44%	0.74%	1.20%	1.17%		1.08%
Portfolio turnover rate (z)^	7%	15%	13%	12%	8%		7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$11.48	$11.52	$9.14	$7.76	$7.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.20	0.11	0.12	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.33	(0.05)	2.38	1.40	0.02

Total from investment operations	0.42	0.15	2.49	1.52	0.06

Less distributions:
Dividends from net investment income	—	(0.19)	(0.11)	(0.14)	(0.16)

Net asset value, end of period	$11.90	$11.48	$11.52	$9.14	$7.76

Total return (b)	3.66%	1.34%	27.30%	19.58%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$507,923	$514,637	$537,011	$482,429	$443,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.88%	0.91%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.88%	0.91%	0.92%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.88%	0.91%	0.92%	0.91	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.59%	1.69%	1.03%	1.45%	1.54%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.59%	1.69%	1.03%	1.46%	1.54%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.59%	1.69%	1.03%	1.45%	1.54%
Portfolio turnover rate (z)^	7%	15%	13%	12%	8%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	17.5%
Financials	14.7
Health Care	13.8
Consumer Discretionary	11.4
Industrials	9.0
Consumer Staples	8.4
Energy	7.0
Investment Companies	4.7
Materials	2.8
Utilities	2.5
Telecommunication Services	2.0
Cash and Other	6.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IA ceased operations after the close of business on April 13, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA†
Actual	$1,000.00	$1,019.20	$2.36
Hypothetical (5% average return before expenses)	1,000.00	1,020.68	4.15
Class IB
Actual	1,000.00	1,007.30	4.18
Hypothetical (5% average return before expenses)	1,000.00	1,020.63	4.21
Class K
Actual	1,000.00	1,008.80	2.94
Hypothetical (5% average return before expenses)	1,000.00	1,021.87	2.96

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.83%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB, Class K and the hypothetical example (to reflect the one-half year period) and multiplied by 103/365 for Class IA (to reflect the actual number of days in the period).

†   Class IA ceased operations after the close of business on April 13, 2015.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.4%)
BorgWarner, Inc.	73,688	$4,188,426
Delphi Automotive plc	94,465	8,038,027
Goodyear Tire & Rubber Co.	87,722	2,644,818
Johnson Controls, Inc.	213,901	10,594,517

		25,465,788

Automobiles (0.6%)
Ford Motor Co.	1,297,348	19,473,193
General Motors Co.	440,206	14,672,066
Harley-Davidson, Inc.	68,836	3,878,909

		38,024,168

Distributors (0.0%)
Genuine Parts Co.	49,693	4,449,014

Diversified Consumer Services (0.0%)
H&R Block, Inc.	89,573	2,655,840

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	147,859	7,302,756
Chipotle Mexican Grill, Inc.*	10,096	6,107,979
Darden Restaurants, Inc.	41,255	2,932,405
Marriott International, Inc., Class A	67,496	5,021,028
McDonald’s Corp.	312,773	29,735,329
Royal Caribbean Cruises Ltd.	53,603	4,218,020
Starbucks Corp.	489,685	26,254,461
Starwood Hotels & Resorts Worldwide, Inc.	55,873	4,530,742
Wyndham Worldwide Corp.	39,233	3,213,575
Wynn Resorts Ltd.	26,943	2,658,466
Yum! Brands, Inc.	140,947	12,696,506

		104,671,267

Household Durables (0.4%)
D.R. Horton, Inc.	108,211	2,960,653
Garmin Ltd.	39,326	1,727,591
Harman International Industries, Inc.	23,221	2,761,906
Leggett & Platt, Inc.	45,021	2,191,622
Lennar Corp., Class A	58,098	2,965,322
Mohawk Industries, Inc.*	20,196	3,855,416
Newell Rubbermaid, Inc.	88,223	3,626,848
PulteGroup, Inc.	107,840	2,172,976
Whirlpool Corp.	25,744	4,454,999

		26,717,333

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	124,619	54,095,862
Expedia, Inc.	32,728	3,578,807
Netflix, Inc.*	19,785	12,997,558
Priceline Group, Inc.*	16,903	19,461,607
TripAdvisor, Inc.*	36,280	3,161,439

		93,295,273

Leisure Products (0.1%)
Hasbro, Inc.	36,409	2,723,029
Mattel, Inc.	110,077	2,827,878

		5,550,907

Media (3.3%)
Cablevision Systems Corp. – New York Group, Class A	71,390	1,709,077
CBS Corp. (Non-Voting), Class B	147,761	8,200,735
Comcast Corp., Class A	820,289	49,332,180
DIRECTV*	164,280	15,243,541
Discovery Communications, Inc., Class A*	48,370	1,608,786
Discovery Communications, Inc., Class C*	85,208	2,648,265
Interpublic Group of Cos., Inc.	134,186	2,585,764
News Corp., Class A*	162,526	2,371,254
Omnicom Group, Inc.	80,290	5,579,352
Scripps Networks Interactive, Inc., Class A	31,707	2,072,687
TEGNA, Inc.	73,824	2,367,536
Time Warner Cable, Inc.	92,254	16,436,895
Time Warner, Inc.	269,107	23,522,643
Twenty-First Century Fox, Inc., Class A	577,445	18,792,948
Viacom, Inc., Class B	116,594	7,536,636
Walt Disney Co.	509,435	58,146,911

		218,155,210

Multiline Retail (0.7%)
Dollar General Corp.	96,961	7,537,748
Dollar Tree, Inc.*	67,685	5,346,438
Family Dollar Stores, Inc.	31,286	2,465,650
Kohl’s Corp.	64,577	4,043,166
Macy’s, Inc.	109,787	7,407,329
Nordstrom, Inc.	45,779	3,410,535
Target Corp.	208,371	17,009,325

		47,220,191

Specialty Retail (2.1%)
AutoNation, Inc.*	24,395	1,536,397
AutoZone, Inc.*	10,381	6,923,089
Bed Bath & Beyond, Inc.*	56,358	3,887,575
Best Buy Co., Inc.	96,522	3,147,582
CarMax, Inc.*	68,344	4,525,056
GameStop Corp., Class A	35,314	1,517,090
Gap, Inc.	86,313	3,294,567
Home Depot, Inc.	423,918	47,110,007
L Brands, Inc.	80,007	6,859,000
Lowe’s Cos., Inc.	304,380	20,384,329
O’Reilly Automotive, Inc.*	33,080	7,475,418
Ross Stores, Inc.	134,717	6,548,593
Staples, Inc.	208,431	3,191,079
Tiffany & Co.	36,623	3,361,991
TJX Cos., Inc.	222,168	14,700,857
Tractor Supply Co.	44,321	3,986,231
Urban Outfitters, Inc.*	32,559	1,139,565

		139,588,426

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	89,763	3,106,697
Fossil Group, Inc.*	14,428	1,000,726
Hanesbrands, Inc.	130,431	4,345,961
Michael Kors Holdings Ltd.*	65,332	2,749,824
NIKE, Inc., Class B	227,730	24,599,395
PVH Corp.	26,832	3,091,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Ralph Lauren Corp.	19,607	$2,595,182
Under Armour, Inc., Class A*	55,031	4,591,787
VF Corp.	111,413	7,769,943

		53,850,561

Total Consumer Discretionary		759,643,978

Consumer Staples (8.4%)
Beverages (1.9%)
Brown-Forman Corp., Class B	50,711	5,080,228
Coca-Cola Co.	1,280,302	50,226,247
Coca-Cola Enterprises, Inc.	70,613	3,067,429
Constellation Brands, Inc., Class A	55,293	6,415,094
Dr. Pepper Snapple Group, Inc.	62,796	4,577,828
Molson Coors Brewing Co., Class B	52,022	3,631,656
Monster Beverage Corp.*	47,801	6,406,290
PepsiCo, Inc.	481,706	44,962,438

		124,367,210

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	143,615	19,396,642
CVS Health Corp.	368,228	38,619,752
Kroger Co.	159,890	11,593,624
Sysco Corp.	194,387	7,017,371
Walgreens Boots Alliance, Inc.	284,773	24,046,232
Wal-Mart Stores, Inc.	514,999	36,528,879
Whole Foods Market, Inc.	117,402	4,630,335

		141,832,835

Food Products (1.5%)
Archer-Daniels-Midland Co.	202,458	9,762,525
Campbell Soup Co.	57,835	2,755,838
ConAgra Foods, Inc.	140,166	6,128,057
General Mills, Inc.	194,533	10,839,379
Hershey Co.	48,149	4,277,076
Hormel Foods Corp.	43,827	2,470,528
J.M. Smucker Co.	31,762	3,443,318
Kellogg Co.	82,387	5,165,665
Keurig Green Mountain, Inc.	37,686	2,887,878
Kraft Foods Group, Inc.	193,290	16,456,710
McCormick & Co., Inc. (Non-Voting)	41,742	3,379,015
Mead Johnson Nutrition Co.	65,835	5,939,634
Mondelez International, Inc., Class A	530,845	21,838,963
Tyson Foods, Inc., Class A	95,082	4,053,346

		99,397,932

Household Products (1.6%)
Clorox Co.	42,689	4,440,510
Colgate-Palmolive Co.	277,477	18,149,771
Kimberly-Clark Corp.	118,933	12,603,330
Procter & Gamble Co.	885,380	69,272,131

		104,465,742

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	72,590	6,290,650

Tobacco (1.2%)
Altria Group, Inc.	642,113	31,405,747
Philip Morris International, Inc.	505,560	40,530,745
Reynolds American, Inc.	135,653	10,127,867

		82,064,359

Total Consumer Staples		558,418,728

Energy (7.0%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	142,355	8,783,304
Cameron International Corp.*	63,043	3,301,562
Diamond Offshore Drilling, Inc.	21,870	564,465
Ensco plc, Class A	76,250	1,698,087
FMC Technologies, Inc.*	75,319	3,124,985
Halliburton Co.	277,830	11,966,138
Helmerich & Payne, Inc.	35,030	2,466,813
National Oilwell Varco, Inc.	126,223	6,094,046
Noble Corp. plc	78,738	1,211,778
Schlumberger Ltd.	415,019	35,770,488
Transocean Ltd.	110,827	1,786,531

		76,768,197

Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	165,764	12,939,538
Apache Corp.	123,678	7,127,563
Cabot Oil & Gas Corp.	134,457	4,240,774
Chesapeake Energy Corp.	168,375	1,880,749
Chevron Corp.	613,690	59,202,674
Cimarex Energy Co.	30,459	3,359,932
ConocoPhillips Co.	402,370	24,709,542
CONSOL Energy, Inc.	74,935	1,629,087
Devon Energy Corp.	125,756	7,481,224
EOG Resources, Inc.	179,158	15,685,283
EQT Corp.	50,144	4,078,713
Exxon Mobil Corp.	1,365,058	113,572,826
Hess Corp.	79,937	5,346,186
Kinder Morgan, Inc.	566,058	21,730,967
Marathon Oil Corp.	219,645	5,829,378
Marathon Petroleum Corp.	177,724	9,296,742
Murphy Oil Corp.	54,298	2,257,168
Newfield Exploration Co.*	53,965	1,949,216
Noble Energy, Inc.	125,861	5,371,747
Occidental Petroleum Corp.	250,757	19,501,372
ONEOK, Inc.	67,819	2,677,494
Phillips 66	176,868	14,248,486
Pioneer Natural Resources Co.	48,894	6,781,109
Range Resources Corp.	53,965	2,664,792
Southwestern Energy Co.*	127,705	2,902,735
Spectra Energy Corp.	218,390	7,119,514
Tesoro Corp.	41,371	3,492,126
Valero Energy Corp.	165,988	10,390,849
Williams Cos., Inc.	220,293	12,642,615

		390,110,401

Total Energy		466,878,598

Financials (14.7%)
Banks (5.5%)
Bank of America Corp.	3,427,334	58,333,225
BB&T Corp.	238,543	9,615,668
Citigroup, Inc.	990,184	54,697,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Comerica, Inc.	58,043	$2,978,767
Fifth Third Bancorp	265,146	5,520,340
Huntington Bancshares, Inc./Ohio	263,603	2,981,350
JPMorgan Chase & Co.	1,211,104	82,064,407
KeyCorp	278,345	4,180,742
M&T Bank Corp.	43,254	5,403,722
People’s United Financial, Inc.	100,302	1,625,896
PNC Financial Services Group, Inc.	169,446	16,207,510
Regions Financial Corp.	437,012	4,527,444
SunTrust Banks, Inc./Georgia	168,467	7,247,450
U.S. Bancorp/Minnesota	579,644	25,156,550
Wells Fargo & Co.	1,529,192	86,001,758
Zions Bancorp	66,040	2,095,779

		368,638,372

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	17,767	3,883,866
Ameriprise Financial, Inc.	59,394	7,420,092
Bank of New York Mellon Corp.	366,003	15,361,146
BlackRock, Inc.	41,283	14,283,092
Charles Schwab Corp.	377,284	12,318,323
E*TRADE Financial Corp.*	93,988	2,814,941
Franklin Resources, Inc.	127,486	6,250,638
Goldman Sachs Group, Inc.	131,119	27,376,336
Invesco Ltd.	141,224	5,294,488
Legg Mason, Inc.	32,262	1,662,461
Morgan Stanley	501,727	19,461,990
Northern Trust Corp.	71,424	5,461,079
State Street Corp.	134,167	10,330,859
T. Rowe Price Group, Inc.	85,746	6,665,037

		138,584,348

Consumer Finance (0.7%)
American Express Co.	285,233	22,168,309
Capital One Financial Corp.	178,325	15,687,250
Discover Financial Services	144,411	8,320,962
Navient Corp.	126,956	2,311,869

		48,488,390

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	595,181	81,010,086
CME Group, Inc./Illinois	103,822	9,661,675
Intercontinental Exchange, Inc.	36,451	8,150,808
Leucadia National Corp.	102,612	2,491,419
McGraw Hill Financial, Inc.	89,586	8,998,914
Moody’s Corp.	57,863	6,246,890
NASDAQ OMX Group, Inc.	38,459	1,877,184

		118,436,976

Insurance (2.4%)
ACE Ltd.	106,526	10,831,564
Aflac, Inc.	141,597	8,807,333
Allstate Corp.	133,481	8,658,912
American International Group, Inc.	435,151	26,901,035
Aon plc	91,944	9,164,978
Assurant, Inc.	22,411	1,501,537

Chubb Corp.	75,127	7,147,583
Cincinnati Financial Corp.	48,082	2,412,755
Genworth Financial, Inc., Class A*	161,639	1,223,607
Hartford Financial Services Group, Inc.	136,989	5,694,633
Lincoln National Corp.	83,437	4,941,139
Loews Corp.	97,153	3,741,362
Marsh & McLennan Cos., Inc.	175,333	9,941,381
MetLife, Inc.	364,725	20,420,953
Principal Financial Group, Inc.	89,012	4,565,425
Progressive Corp.	174,405	4,853,691
Prudential Financial, Inc.	147,744	12,930,555
Torchmark Corp.	41,364	2,408,212
Travelers Cos., Inc.	104,582	10,108,896
Unum Group	81,820	2,925,065
XL Group plc	100,070	3,722,604

		162,903,220

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	138,156	12,888,573
Apartment Investment & Management Co. (REIT), Class A	50,857	1,878,149
AvalonBay Communities, Inc. (REIT)	43,337	6,928,286
Boston Properties, Inc. (REIT)	50,329	6,091,822
Crown Castle International Corp. (REIT)	110,138	8,844,081
Equinix, Inc. (REIT)	18,615	4,728,210
Equity Residential (REIT)	119,212	8,365,106
Essex Property Trust, Inc. (REIT)	21,472	4,562,800
General Growth Properties, Inc. (REIT)	204,461	5,246,469
HCP, Inc. (REIT)	151,532	5,526,372
Health Care REIT, Inc. (REIT)	114,613	7,522,051
Host Hotels & Resorts, Inc. (REIT)	246,517	4,888,432
Iron Mountain, Inc. (REIT)	60,843	1,886,133
Kimco Realty Corp. (REIT)	134,264	3,026,311
Macerich Co. (REIT)	45,808	3,417,277
Plum Creek Timber Co., Inc. (REIT)	57,295	2,324,458
Prologis, Inc. (REIT)	171,022	6,344,916
Public Storage (REIT)	47,560	8,768,637
Realty Income Corp. (REIT)	75,889	3,368,713
Simon Property Group, Inc. (REIT)	101,582	17,575,718
SL Green Realty Corp. (REIT)	32,620	3,584,612
Ventas, Inc. (REIT)	79,986	4,966,331
Vornado Realty Trust (REIT)	57,474	5,456,007
Weyerhaeuser Co. (REIT)	168,965	5,322,398

		143,511,862

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	91,035	3,368,295

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	156,638	1,547,583

Total Financials		985,479,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (13.8%)
Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc.*	73,069	$13,208,683
Amgen, Inc.	248,130	38,092,918
Biogen, Inc.*	76,767	31,009,262
Celgene Corp.*	258,841	29,956,963
Gilead Sciences, Inc.	479,603	56,151,919
Regeneron Pharmaceuticals, Inc.*	24,605	12,551,749
Vertex Pharmaceuticals, Inc.*	79,548	9,822,587

		190,794,081

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	485,852	23,845,616
Baxter International, Inc.	177,616	12,420,687
Becton, Dickinson and Co.	68,378	9,685,744
Boston Scientific Corp.*	437,527	7,744,228
C.R. Bard, Inc.	24,167	4,125,307
DENTSPLY International, Inc.	45,674	2,354,495
Edwards Lifesciences Corp.*	35,094	4,998,438
Intuitive Surgical, Inc.*	12,035	5,830,957
Medtronic plc	465,067	34,461,465
St. Jude Medical, Inc.	91,537	6,688,608
Stryker Corp.	97,372	9,305,842
Varian Medical Systems, Inc.*	32,566	2,746,291
Zimmer Biomet Holdings, Inc.	55,830	6,098,311

		130,305,989

Health Care Providers & Services (2.6%)
Aetna, Inc.	113,961	14,525,469
AmerisourceBergen Corp.	67,892	7,219,635
Anthem, Inc.	86,331	14,170,370
Cardinal Health, Inc.	108,106	9,043,067
Cigna Corp.	84,104	13,624,848
DaVita HealthCare Partners, Inc.*	56,182	4,464,783
Express Scripts Holding Co.*	238,003	21,167,987
HCA Holdings, Inc.*	94,649	8,586,557
Henry Schein, Inc.*	27,272	3,875,897
Humana, Inc.	48,686	9,312,658
Laboratory Corp. of America Holdings*	32,641	3,956,742
McKesson Corp.	75,774	17,034,753
Patterson Cos., Inc.	27,884	1,356,557
Quest Diagnostics, Inc.	46,963	3,405,757
Tenet Healthcare Corp.*	32,053	1,855,228
UnitedHealth Group, Inc.	310,863	37,925,286
Universal Health Services, Inc., Class B	29,623	4,209,428

		175,735,022

Health Care Technology (0.1%)
Cerner Corp.*	100,117	6,914,080

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	109,282	4,216,099
PerkinElmer, Inc.	36,782	1,936,204
Thermo Fisher Scientific, Inc.	129,905	16,856,473
Waters Corp.*	27,020	3,468,828

		26,477,604

Pharmaceuticals (5.8%)
AbbVie, Inc.	561,175	37,705,348
Allergan plc*	128,074	38,865,336
Bristol-Myers Squibb Co.	544,013	36,198,625
Eli Lilly & Co.	318,917	26,626,380
Endo International plc*	66,336	5,283,663
Hospira, Inc.*	56,466	5,009,099
Johnson & Johnson	904,842	88,185,901
Mallinckrodt plc*	38,422	4,523,038
Merck & Co., Inc.	922,004	52,489,688
Mylan N.V.*	134,334	9,115,905
Perrigo Co. plc	47,733	8,822,490
Pfizer, Inc.	2,009,540	67,379,876
Zoetis, Inc.	162,970	7,858,414

		388,063,763

Total Health Care		918,290,539

Industrials (9.0%)
Aerospace & Defense (2.3%)
Boeing Co.	209,878	29,114,276
General Dynamics Corp.	101,918	14,440,761
Honeywell International, Inc.	255,280	26,030,902
L-3 Communications Holdings, Inc.	26,857	3,045,047
Lockheed Martin Corp.	87,295	16,228,141
Northrop Grumman Corp.	63,242	10,032,078
Precision Castparts Corp.	45,111	9,016,336
Raytheon Co.	100,011	9,569,052
Rockwell Collins, Inc.	43,264	3,995,430
Textron, Inc.	90,090	4,020,717
United Technologies Corp.	270,180	29,971,067

		155,463,807

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	47,620	2,971,012
Expeditors International of Washington, Inc.	62,401	2,876,998
FedEx Corp.	86,087	14,669,225
United Parcel Service, Inc., Class B	226,759	21,975,214

		42,492,449

Airlines (0.4%)
American Airlines Group, Inc.	226,094	9,029,064
Delta Air Lines, Inc.	268,239	11,019,258
Southwest Airlines Co.	218,097	7,216,830

		27,265,152

Building Products (0.1%)
Allegion plc	31,244	1,879,014
Masco Corp.	113,751	3,033,739

		4,912,753

Commercial Services & Supplies (0.4%)
ADT Corp.	55,698	1,869,782
Cintas Corp.	31,691	2,680,742
Pitney Bowes, Inc.	65,613	1,365,406
Republic Services, Inc.	81,575	3,195,293
Stericycle, Inc.*	27,642	3,701,540
Tyco International plc	138,198	5,317,859
Waste Management, Inc.	138,954	6,440,518

		24,571,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.1%)
Fluor Corp.	48,095	$2,549,516
Jacobs Engineering Group, Inc.*	41,754	1,696,048
Quanta Services, Inc.*	68,815	1,983,248

		6,228,812

Electrical Equipment (0.5%)
AMETEK, Inc.	78,450	4,297,491
Eaton Corp. plc	152,437	10,287,973
Emerson Electric Co.	218,100	12,089,283
Rockwell Automation, Inc.	44,096	5,496,126

		32,170,873

Industrial Conglomerates (2.1%)
3M Co.	207,016	31,942,569
Danaher Corp.	200,969	17,200,937
General Electric Co.	3,288,254	87,368,909
Roper Technologies, Inc.	33,007	5,692,387

		142,204,802

Machinery (1.3%)
Caterpillar, Inc.	197,263	16,731,848
Cummins, Inc.	54,810	7,190,524
Deere & Co.	108,958	10,574,374
Dover Corp.	53,059	3,723,681
Flowserve Corp.	43,840	2,308,614
Illinois Tool Works, Inc.	110,396	10,133,249
Ingersoll-Rand plc	86,570	5,836,549
Joy Global, Inc.	31,689	1,147,142
PACCAR, Inc.	116,317	7,422,188
Pall Corp.	34,705	4,319,037
Parker-Hannifin Corp.	45,257	5,264,747
Pentair plc	59,372	4,081,825
Snap-on, Inc.	18,916	3,012,373
Stanley Black & Decker, Inc.	50,169	5,279,785
Xylem, Inc.	59,329	2,199,326

		89,225,262

Professional Services (0.2%)
Dun & Bradstreet Corp.	11,706	1,428,132
Equifax, Inc.	38,885	3,775,345
Nielsen N.V.	120,819	5,409,067
Robert Half International, Inc.	43,979	2,440,834

		13,053,378

Road & Rail (0.8%)
CSX Corp.	322,355	10,524,891
J.B. Hunt Transport Services, Inc.	30,035	2,465,573
Kansas City Southern	35,931	3,276,907
Norfolk Southern Corp.	100,040	8,739,495
Ryder System, Inc.	17,244	1,506,608
Union Pacific Corp.	285,747	27,251,691

		53,765,165

Trading Companies & Distributors (0.2%)
Fastenal Co.	88,469	3,731,622
United Rentals, Inc.*	31,411	2,752,232
W.W. Grainger, Inc.	19,534	4,622,721

		11,106,575

Total Industrials		602,460,168

Information Technology (17.5%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	1,661,211	45,616,854
F5 Networks, Inc.*	23,476	2,825,337
Harris Corp.	40,104	3,084,399
Juniper Networks, Inc.	114,681	2,978,265
Motorola Solutions, Inc.	60,580	3,473,657
QUALCOMM, Inc.	531,806	33,307,010

		91,285,522

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	100,946	5,851,840
Corning, Inc.	410,726	8,103,624
FLIR Systems, Inc.	45,493	1,402,094
TE Connectivity Ltd.	133,074	8,556,658

		23,914,216

Internet Software & Services (3.0%)
Akamai Technologies, Inc.*	58,198	4,063,384
eBay, Inc.*	360,774	21,733,026
Facebook, Inc., Class A*	687,346	58,950,230
Google, Inc., Class A*	93,402	50,440,816
Google, Inc., Class C*	93,669	48,755,651
VeriSign, Inc.*	34,234	2,112,923
Yahoo!, Inc.*	284,821	11,190,617

		197,246,647

IT Services (3.0%)
Accenture plc, Class A	204,410	19,782,800
Alliance Data Systems Corp.*	20,439	5,966,962
Automatic Data Processing, Inc.	153,228	12,293,482
Cognizant Technology Solutions Corp., Class A*	199,361	12,178,964
Computer Sciences Corp.	44,932	2,949,336
Fidelity National Information Services, Inc.	92,768	5,733,062
Fiserv, Inc.*	77,677	6,433,986
International Business Machines Corp.	299,143	48,658,600
MasterCard, Inc., Class A	316,297	29,567,444
Paychex, Inc.	106,360	4,986,157
Teradata Corp.*	47,236	1,747,732
Total System Services, Inc.	53,597	2,238,747
Visa, Inc., Class A	631,302	42,391,929
Western Union Co.	169,692	3,449,838
Xerox Corp.	340,198	3,619,707

		201,998,746

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	97,919	5,013,453
Analog Devices, Inc.	102,324	6,567,666
Applied Materials, Inc.	402,947	7,744,641
Avago Technologies Ltd.	83,931	11,156,948
Broadcom Corp., Class A	177,387	9,133,657
First Solar, Inc.*	24,479	1,150,023
Intel Corp.	1,548,193	47,088,290
KLA-Tencor Corp.	52,936	2,975,532
Lam Research Corp.	51,846	4,217,672
Linear Technology Corp.	77,840	3,442,863
Microchip Technology, Inc.	65,557	3,109,041
Micron Technology, Inc.*	350,585	6,605,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

NVIDIA Corp.	168,037	$3,379,224
Qorvo, Inc.*	49,032	3,935,799
Skyworks Solutions, Inc.	62,666	6,523,531
Texas Instruments, Inc.	339,520	17,488,675
Xilinx, Inc.	85,079	3,757,089

		143,289,125

Software (3.3%)
Adobe Systems, Inc.*	154,863	12,545,452
Autodesk, Inc.*	74,904	3,750,818
CA, Inc.	103,752	3,038,896
Citrix Systems, Inc.*	52,012	3,649,162
Electronic Arts, Inc.*	101,187	6,728,935
Intuit, Inc.	90,054	9,074,741
Microsoft Corp.	2,640,012	116,556,530
Oracle Corp.	1,040,383	41,927,435
Red Hat, Inc.*	59,688	4,532,110
Salesforce.com, Inc.*	198,964	13,853,863
Symantec Corp.	222,064	5,162,988

		220,820,930

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	1,880,098	235,811,292
EMC Corp.	633,787	16,725,639
Hewlett-Packard Co.	589,519	17,691,465
NetApp, Inc.	101,454	3,201,888
SanDisk Corp.	67,854	3,950,460
Seagate Technology plc	103,577	4,919,907
Western Digital Corp.	70,673	5,542,177

		287,842,828

Total Information Technology		1,166,398,014

Materials (2.8%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	63,173	8,643,962
Airgas, Inc.	22,002	2,327,372
CF Industries Holdings, Inc.	76,805	4,937,025
Dow Chemical Co.	354,139	18,121,293
E.I. du Pont de Nemours & Co.	295,517	18,898,312
Eastman Chemical Co.	48,374	3,957,961
Ecolab, Inc.	87,646	9,910,133
FMC Corp.	43,386	2,279,934
International Flavors & Fragrances, Inc.	26,276	2,871,704
LyondellBasell Industries N.V., Class A	128,203	13,271,575
Monsanto Co.	155,375	16,561,421
Mosaic Co.	101,197	4,741,079
PPG Industries, Inc.	88,549	10,158,341
Praxair, Inc.	93,980	11,235,309
Sherwin-Williams Co.	25,850	7,109,267
Sigma-Aldrich Corp.	38,865	5,415,838

		140,440,526

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	20,120	2,847,181
Vulcan Materials Co.	43,684	3,666,398

		6,513,579

Containers & Packaging (0.2%)
Avery Dennison Corp.	29,450	1,794,683
Ball Corp.	44,695	3,135,354
MeadWestvaco Corp.	109,043	5,145,739
Owens-Illinois, Inc.*	53,442	1,225,960
Sealed Air Corp.	68,389	3,513,827

		14,815,563

Metals & Mining (0.3%)
Alcoa, Inc.	397,751	4,434,923
Allegheny Technologies, Inc.	35,351	1,067,600
Freeport-McMoRan, Inc.	338,398	6,300,971
Newmont Mining Corp.	171,778	4,012,734
Nucor Corp.	103,826	4,575,612

		20,391,840

Paper & Forest Products (0.1%)
International Paper Co.	137,605	6,548,622

Total Materials		188,710,130

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,694,723	60,196,561
CenturyLink, Inc.	184,348	5,416,144
Frontier Communications Corp.	375,043	1,856,463
Level 3 Communications, Inc.*	96,012	5,056,952
Verizon Communications, Inc.	1,331,004	62,038,096

Total Telecommunication Services		134,564,216

Utilities (2.5%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.	160,456	8,499,354
Duke Energy Corp.	225,682	15,937,663
Edison International	106,028	5,893,036
Entergy Corp.	58,734	4,140,747
Eversource Energy	104,385	4,740,123
Exelon Corp.	281,583	8,847,338
FirstEnergy Corp.	137,064	4,461,433
NextEra Energy, Inc.	144,939	14,208,370
Pepco Holdings, Inc.	82,273	2,216,435
Pinnacle West Capital Corp.	35,984	2,047,130
PPL Corp.	219,043	6,455,197
Southern Co.	296,098	12,406,506
Xcel Energy, Inc.	166,520	5,358,614

		95,211,946

Gas Utilities (0.0%)
AGL Resources, Inc.	38,940	1,813,046

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	222,147	2,945,669
NRG Energy, Inc.	109,895	2,514,398
Talen Energy Corp.*	1	9

		5,460,076

Multi-Utilities (1.0%)
Ameren Corp.	78,960	2,975,213
CenterPoint Energy, Inc.	139,869	2,661,707
CMS Energy Corp.	89,642	2,854,201
Consolidated Edison, Inc.	95,314	5,516,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Dominion Resources, Inc.	193,679	$12,951,315
DTE Energy Co.	58,524	4,368,231
NiSource, Inc.	104,155	4,748,426
PG&E Corp.	156,691	7,693,528
Public Service Enterprise Group, Inc.	164,724	6,470,359
SCANA Corp.	46,509	2,355,681
Sempra Energy	75,953	7,514,790
TECO Energy, Inc.	76,648	1,353,604
WEC Energy Group, Inc.	102,582	4,613,114

		66,076,943

Total Utilities		168,562,011

Total Common Stocks (89.1%) (Cost $4,741,206,180)		5,949,405,428

SHORT-TERM INVESTMENT:
Investment Company (4.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	310,215,343	310,215,343

Total Short-Term Investments (4.7%) (Cost $310,215,343)		310,215,343

Total Investments (93.8%) (Cost $5,051,421,523)		6,259,620,771
Other Assets Less Liabilities (6.2%)		410,839,031

Net Assets (100%)		$6,670,459,802

*	Non-income producing.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	6,981	September-15	$732,556,337	$717,088,320	$(15,468,017)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$759,643,978	$—	$—	$759,643,978
Consumer Staples	558,418,728	—	—	558,418,728
Energy	466,878,598	—	—	466,878,598
Financials	985,479,046	—	—	985,479,046
Health Care	918,290,539	—	—	918,290,539
Industrials	602,460,168	—	—	602,460,168
Information Technology	1,166,398,014	—	—	1,166,398,014
Materials	188,710,130	—	—	188,710,130
Telecommunication Services	134,564,216	—	—	134,564,216
Utilities	168,562,011	—	—	168,562,011
Short-Term Investments	310,215,343	—	—	310,215,343

Total Assets	$6,259,620,771	$—	$—	$6,259,620,771

Liabilities:
Futures	$(15,468,017)	$—	$—	$(15,468,017)

Total Liabilities	$(15,468,017)	$—	$—	$(15,468,017)

Total	$6,244,152,754	$—	$—	$6,244,152,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(15,468,017	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$68,731,794	$68,731,794

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(21,758,855)	$(21,758,855)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,653,832,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,510,544,288
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,985,207

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,271,575,006
Aggregate gross unrealized depreciation	(62,746,871)

Net unrealized appreciation	$1,208,828,135

Federal income tax cost of investments	$5,050,792,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $5,051,421,523)	$6,259,620,771
Cash	372,069,092
Cash held as collateral at broker	31,993,000
Receivable from Separate Accounts for Trust shares sold	6,526,583
Dividends, interest and other receivables	6,178,181
Receivable for securities sold	1,522,549
Due from broker for futures variation margin	1,204,649
Other assets	64,182

Total assets	6,679,179,007

LIABILITIES
Payable for securities purchased	5,070,672
Investment management fees payable	2,433,336
Administrative fees payable	758,179
Payable to Separate Accounts for Trust shares redeemed	125,169
Distribution fees payable – Class IB	42,384
Trustees’ fees payable	16,311
Accrued expenses	273,154

Total liabilities	8,719,205

NET ASSETS	$6,670,459,802

Net assets were comprised of:
Paid in capital	$5,320,318,576
Accumulated undistributed net investment income (loss)	31,697,888
Accumulated undistributed net realized gain (loss) on investments and futures	125,712,107
Net unrealized appreciation (depreciation) on investments and futures	1,192,731,231

Net assets	$6,670,459,802

Class IB
Net asset value, offering and redemption price per share, $201,907,519 / 10,448,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.32

Class K
Net asset value, offering and redemption price per share, $6,468,552,283 / 332,067,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,073 foreign withholding tax)	$49,247,084
Interest	718,246

Total income	49,965,330

EXPENSES
Investment management fees	14,205,450
Administrative fees	4,468,329
Distribution fees – Class IB	253,729
Printing and mailing expenses	166,151
Trustees’ fees	72,997
Professional fees	58,058
Custodian fees	50,090
Distribution fees – Class IA (b)	1
Miscellaneous	65,791

Total expenses	19,340,596

NET INVESTMENT INCOME (LOSS)	30,624,734

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	27,377,429
Futures	68,731,794

Net realized gain (loss)	96,109,223

Change in unrealized appreciation (depreciation) on:
Investments	(54,099,809)
Futures	(21,758,855)

Net change in unrealized appreciation (depreciation)	(75,858,664)

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,250,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,875,293

(b)	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

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AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,624,734	$50,058,768
Net realized gain (loss) on investments and futures	96,109,223	195,861,703
Net change in unrealized appreciation (depreciation) on investments and futures	(75,858,664)	416,737,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,875,293	662,657,812

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA (b)	—	(11)
Class IB	—	(1,141,678)
Class K	—	(47,993,909)

	—	(49,135,598)

Distributions from net realized capital gains
Class IA (b)	—	(68)
Class IB	—	(6,812,786)
Class K	—	(192,069,644)

	—	(198,882,498)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(248,018,096)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4 shares, respectively ]	—	79
Capital shares repurchased [ (106) and 0 shares, respectively ]	(2,094)	—

Total Class IA transactions	(2,094)	79

Class IB
Capital shares sold [ 807,362 and 1,324,820 shares, respectively ]	15,645,966	24,569,724
Capital shares issued in reinvestment of dividends and distributions [ 0 and 414,607 shares, respectively ]	—	7,954,464
Capital shares repurchased [ (1,005,045) and (2,102,960) shares, respectively ]	(19,512,017)	(38,942,742)

Total Class IB transactions	(3,866,051)	(6,418,554)

Class K
Capital shares sold [ 28,012,687 and 72,104,077 shares, respectively ]	549,162,954	1,344,808,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,422,279 shares, respectively ]	—	240,063,553
Capital shares repurchased [ (6,594,049) and (19,547,394) shares, respectively ]	(129,804,474)	(367,244,837)

Total Class K transactions	419,358,480	1,217,627,217

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	415,490,335	1,211,208,742

TOTAL INCREASE (DECREASE) IN NET ASSETS	466,365,628	1,625,848,458
NET ASSETS:
Beginning of period	6,204,094,174	4,578,245,716

End of period (a)	$6,670,459,802	$6,204,094,174

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$31,697,888	$1,073,154

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

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AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.32	$17.85	$14.65	$13.00	$13.76	$12.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.13	0.05	0.10	0.12	0.11
Net realized and unrealized gain (loss) on investments and futures	0.33	2.11	4.46	1.82	(0.61)	1.51

Total from investment operations	0.37	2.24	4.51	1.92	(0.49)	1.62

Less distributions:
Dividends from net investment income	—	(0.11)	(0.08)	(0.08)	(0.09)	(0.07)
Distributions from net realized gains	—	(0.66)	(1.23)	(0.19)	(0.18)	(0.30)

Total dividends and distributions	—	(0.77)	(1.31)	(0.27)	(0.27)	(0.37)

Net asset value, end of period	$19.69	$19.32	$17.85	$14.65	$13.00	$13.76

Total return (b)	1.92%	12.57%	31.01%	14.81%	(3.43)%	13.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$157	$137	$984,788
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%	0.88%	0.61%	0.63%
Before waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%	0.88%	0.62%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%	0.71%	0.82%	0.88%
Before waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%	0.71%	0.80%	0.87%
Portfolio turnover rate (z)^	2%	3%	4%	3%	2%	1%

See Notes to Financial Statements.

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AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.18	$17.73	$14.56	$12.92	$13.69	$12.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.13	0.10	0.10	0.09	0.09
Net realized and unrealized gain (loss) on investments and futures	0.07	2.09	4.38	1.81	(0.62)	1.51

Total from investment operations	0.14	2.22	4.48	1.91	(0.53)	1.60

Less distributions:
Dividends from net investment income	—	(0.11)	(0.08)	(0.08)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.66)	(1.23)	(0.19)	(0.18)	(0.30)

Total dividends and distributions	—	(0.77)	(1.31)	(0.27)	(0.24)	(0.34)

Net asset value, end of period	$19.32	$19.18	$17.73	$14.56	$12.92	$13.69

Total return (b)	0.73%	12.53%	31.00%	14.82%	(3.77)%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,908	$204,231	$195,146	$160,258	$110,368	$53,305
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.84%	0.86%	0.87%	0.88%	0.86%	0.88	%(c)
Before waivers and reimbursements (a)(f)	0.84%	0.86%	0.87%	0.88%	0.87%	0.89	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.71%	0.70%	0.58%	0.71%	0.65%	0.69%
Before waivers and reimbursements (a)(f)	0.71%	0.70%	0.58%	0.71%	0.64%	0.67%
Portfolio turnover rate (z)^	2%	3%	4%	3%	2%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$19.31	$17.84	$14.65	$13.00	$12.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.14	0.14	0.05
Net realized and unrealized gain (loss) on investments and futures	0.08	2.11	4.40	1.82	0.50

Total from investment operations	0.17	2.29	4.54	1.96	0.55

Less distributions:
Dividends from net investment income	—	(0.16)	(0.12)	(0.12)	(0.09)
Distributions from net realized gains	—	(0.66)	(1.23)	(0.19)	—

Total dividends and distributions	—	(0.82)	(1.35)	(0.31)	(0.09)

Net asset value, end of period	$19.48	$19.31	$17.84	$14.65	$13.00

Total return (b)	0.88%	12.86%	31.26%	15.10%	4.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,468,552	$5,999,861	$4,383,098	$2,533,172	$1,674,676
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.60%	0.62%	0.63%	0.62%
Before waivers and reimbursements (a)(f)	0.59%	0.60%	0.62%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%	0.84%	0.96%	1.01%
Before waivers and reimbursements (a)(f)	0.95%	0.95%	0.84%	0.96%	1.01%
Portfolio turnover rate (z)^	2%	3%	4%	3%	2%
*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	21.5%
Information Technology	14.7
Industrials	13.4
Consumer Discretionary	12.8
Health Care	8.3
Investment Companies	6.3
Materials	6.2
Energy	4.1
Utilities	3.9
Consumer Staples	3.7
Telecommunication Services	0.2
Cash and Other	4.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IA ceased operations after the close of business on April 13, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA†
Actual	$1,000.00	$1,054.90	$2.53
Hypothetical (5% average return before expenses)	1,000.00	1,020.47	4.37
Class IB
Actual	1,000.00	1,037.40	4.35
Hypothetical (5% average return before expenses)	1,000.00	1,020.52	4.31
Class K
Actual	1,000.00	1,038.50	3.09
Hypothetical (5% average return before expenses)	1,000.00	1,021.76	3.06

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.87%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB, Class K and the hypothetical example (to reflect the one-half year period) and multiplied by 103/365 for Class IA (to reflect the actual number of days in the period).

†   Class IA ceased operations after the close of business on April 13, 2015.

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AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.5%)
Dana Holding Corp.	62,416	$1,284,521
Gentex Corp.	111,844	1,836,479

		3,121,000

Automobiles (0.1%)
Thor Industries, Inc.	17,594	990,190

Distributors (0.5%)
LKQ Corp.*	115,177	3,483,528

Diversified Consumer Services (0.9%)
Apollo Education Group, Inc.*	36,585	471,215
DeVry Education Group, Inc.	21,747	651,975
Graham Holdings Co., Class B	1,677	1,802,859
Service Corp. International	76,853	2,261,783
Sotheby’s, Inc.	23,258	1,052,192

		6,240,024

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	23,130	1,333,445
Buffalo Wild Wings, Inc.*	7,173	1,123,937
Cheesecake Factory, Inc.	17,596	959,598
Domino’s Pizza, Inc.	21,071	2,389,451
Dunkin’ Brands Group, Inc.	36,970	2,033,350
International Speedway Corp., Class A	10,587	388,225
Panera Bread Co., Class A*	9,650	1,686,531
Wendy’s Co.	104,435	1,178,027

		11,092,564

Household Durables (1.7%)
Jarden Corp.*	67,955	3,516,671
KB Home	34,482	572,401
M.D.C. Holdings, Inc.	14,803	443,646
NVR, Inc.*	1,457	1,952,380
Tempur Sealy International, Inc.*	23,076	1,520,709
Toll Brothers, Inc.*	60,535	2,311,832
Tupperware Brands Corp.	18,843	1,216,127

		11,533,766

Internet & Catalog Retail (0.1%)
HSN, Inc.	12,313	864,250

Leisure Products (0.9%)
Brunswick Corp.	35,159	1,788,187
Polaris Industries, Inc.	23,110	3,422,822
Vista Outdoor, Inc.*	24,162	1,084,874

		6,295,883

Media (1.3%)
AMC Networks, Inc., Class A*	22,375	1,831,394
Cinemark Holdings, Inc.	39,755	1,596,958
DreamWorks Animation SKG, Inc., Class A*	27,437	723,788
John Wiley & Sons, Inc., Class A	17,571	955,335
Live Nation Entertainment, Inc.*	54,952	1,510,630
Meredith Corp.	13,832	721,339
New York Times Co., Class A	49,820	680,043
Time, Inc.	41,473	954,294

		8,973,781

Multiline Retail (0.3%)
Big Lots, Inc.	20,246	910,867
J.C. Penney Co., Inc.*	115,487	978,175

		1,889,042

Specialty Retail (4.0%)
Aaron’s, Inc.	24,451	885,371
Abercrombie & Fitch Co., Class A	26,263	564,917
Advance Auto Parts, Inc.	27,704	4,412,970
American Eagle Outfitters, Inc.	66,482	1,144,820
ANN, Inc.*	17,316	836,190
Ascena Retail Group, Inc.*	49,925	831,501
Cabela’s, Inc.*	18,058	902,539
Chico’s FAS, Inc.	54,300	903,009
CST Brands, Inc.	29,218	1,141,255
Dick’s Sporting Goods, Inc.	37,160	1,923,773
Foot Locker, Inc.	52,911	3,545,566
Guess?, Inc.	24,212	464,144
Murphy USA, Inc.*	16,289	909,252
Office Depot, Inc.*	185,914	1,610,015
Rent-A-Center, Inc.	20,038	568,077
Signet Jewelers Ltd.	30,369	3,894,521
Williams-Sonoma, Inc.	32,439	2,668,757

		27,206,677

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	20,001	2,126,106
Deckers Outdoor Corp.*	12,598	906,678
Kate Spade & Co.*	48,262	1,039,564
Skechers USA, Inc., Class A*	15,451	1,696,365

		5,768,713

Total Consumer Discretionary		87,459,418

Consumer Staples (3.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,436	797,117

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	14,655	1,403,070
SUPERVALU, Inc.*	78,186	632,525
United Natural Foods, Inc.*	18,940	1,206,099

		3,241,694

Food Products (2.0%)
Dean Foods Co.	35,663	576,671
Flowers Foods, Inc.	69,798	1,476,228
Hain Celestial Group, Inc.*	38,817	2,556,488
Ingredion, Inc.	27,084	2,161,574
Lancaster Colony Corp.	7,356	668,292
Post Holdings, Inc.*	20,750	1,119,047
Tootsie Roll Industries, Inc.	7,741	250,112
TreeHouse Foods, Inc.*	16,208	1,313,334
WhiteWave Foods Co.*	66,070	3,229,502

		13,351,248

Household Products (1.0%)
Church & Dwight Co., Inc.	49,455	4,012,284
Energizer Holdings, Inc.	23,531	3,095,503

		7,107,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.1%)
Avon Products, Inc.	164,672	$1,030,847

Total Consumer Staples		25,528,693

Energy (4.1%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.	22,764	601,880
Dresser-Rand Group, Inc.*	29,039	2,473,542
Dril-Quip, Inc.*	14,686	1,105,122
Helix Energy Solutions Group, Inc.*	37,307	471,188
Nabors Industries Ltd.	109,619	1,581,802
Oceaneering International, Inc.	37,736	1,758,120
Oil States International, Inc.*	19,453	724,235
Patterson-UTI Energy, Inc.	55,469	1,043,649
Rowan Cos., plc, Class A	47,184	996,054
Superior Energy Services, Inc.	57,638	1,212,704
Tidewater, Inc.	17,759	403,662
Unit Corp.*	17,552	476,010

		12,847,968

Oil, Gas & Consumable Fuels (2.2%)
California Resources Corp.	116,855	705,804
Denbury Resources, Inc.	133,843	851,242
Energen Corp.	29,804	2,035,613
Gulfport Energy Corp.*	40,352	1,624,168
HollyFrontier Corp.	74,272	3,170,672
QEP Resources, Inc.	61,373	1,136,014
Rosetta Resources, Inc.*	28,639	662,707
SM Energy Co.	25,553	1,178,504
Western Refining, Inc.	26,757	1,167,140
World Fuel Services Corp.	27,306	1,309,323
WPX Energy, Inc.*	77,223	948,298

		14,789,485

Total Energy		27,637,453

Financials (21.5%)
Banks (5.0%)
Associated Banc-Corp	57,705	1,169,680
BancorpSouth, Inc.	32,457	836,092
Bank of Hawaii Corp.	16,540	1,102,887
Bank of the Ozarks, Inc.	26,621	1,217,911
Cathay General Bancorp	28,118	912,429
City National Corp./California	18,220	1,646,906
Commerce Bancshares, Inc./Missouri	31,416	1,469,326
Cullen/Frost Bankers, Inc.	20,811	1,635,328
East West Bancorp, Inc.	54,769	2,454,747
First Horizon National Corp.	88,717	1,390,195
First Niagara Financial Group, Inc.	134,062	1,265,545
FirstMerit Corp.	62,643	1,304,854
Fulton Financial Corp.	67,811	885,612
Hancock Holding Co.	29,470	940,388
International Bancshares Corp.	21,883	587,996
PacWest Bancorp	37,036	1,731,803
Prosperity Bancshares, Inc.	22,813	1,317,223
Signature Bank/New York*	19,232	2,815,373
SVB Financial Group*	19,304	2,779,390
Synovus Financial Corp.	50,396	1,553,205
TCF Financial Corp.	63,909	1,061,529

Trustmark Corp.	25,577	638,913
Umpqua Holdings Corp.	83,475	1,501,715
Valley National Bancorp	83,660	862,535
Webster Financial Corp.	34,288	1,356,090

		34,437,672

Capital Markets (1.9%)
Eaton Vance Corp.	44,857	1,755,254
Federated Investors, Inc., Class B	36,124	1,209,793
Janus Capital Group, Inc.	56,022	959,097
Raymond James Financial, Inc.	48,435	2,885,757
SEI Investments Co.	49,289	2,416,640
Stifel Financial Corp.*	25,683	1,482,936
Waddell & Reed Financial, Inc., Class A	31,652	1,497,456
WisdomTree Investments, Inc.	42,513	933,798

		13,140,731

Consumer Finance (0.2%)
SLM Corp.*	160,400	1,583,148

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	31,818	1,820,626
MSCI, Inc.	42,565	2,619,876

		4,440,502

Insurance (4.6%)
Alleghany Corp.*	6,062	2,841,623
American Financial Group, Inc./Ohio	27,762	1,805,641
Arthur J. Gallagher & Co.	63,542	3,005,537
Aspen Insurance Holdings Ltd.	23,575	1,129,243
Brown & Brown, Inc.	44,576	1,464,767
CNO Financial Group, Inc.	75,828	1,391,444
Everest Reinsurance Group Ltd.	16,926	3,080,701
First American Financial Corp.	40,825	1,519,098
Hanover Insurance Group, Inc.	16,781	1,242,298
HCC Insurance Holdings, Inc.	36,560	2,809,270
Kemper Corp.	18,951	730,561
Mercury General Corp.	11,155	620,776
Old Republic International Corp.	91,239	1,426,066
Primerica, Inc.	19,787	904,068
Reinsurance Group of America, Inc.	25,045	2,376,019
RenaissanceReinsurance Holdings Ltd.	17,334	1,759,574
StanCorp Financial Group, Inc.	15,963	1,206,962
W. R. Berkley Corp.	38,123	1,979,727

		31,293,375

Real Estate Investment Trusts (REITs) (8.0%)
Alexandria Real Estate Equities, Inc. (REIT)	27,285	2,386,346
American Campus Communities, Inc. (REIT)	42,493	1,601,561
BioMed Realty Trust, Inc. (REIT)	77,002	1,489,219
Camden Property Trust (REIT)	32,847	2,439,875
Communications Sales & Leasing, Inc. (REIT)	45,653	1,128,542
Corporate Office Properties Trust (REIT)	35,767	841,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Corrections Corp. of America (REIT)	44,237	$1,463,360
Douglas Emmett, Inc. (REIT)	51,564	1,389,134
Duke Realty Corp. (REIT)	130,579	2,424,852
Equity One, Inc. (REIT)	30,367	708,766
Extra Space Storage, Inc. (REIT)	41,882	2,731,544
Federal Realty Investment Trust (REIT)	26,008	3,331,365
Highwoods Properties, Inc. (REIT)	35,583	1,421,541
Home Properties, Inc. (REIT)	21,890	1,599,064
Hospitality Properties Trust (REIT)	50,680	1,460,598
Kilroy Realty Corp. (REIT)	33,313	2,236,968
Lamar Advertising Co. (REIT), Class A	30,399	1,747,335
LaSalle Hotel Properties (REIT)	42,768	1,516,553
Liberty Property Trust (REIT)	56,396	1,817,079
Mack-Cali Realty Corp. (REIT)	31,717	584,544
Mid-America Apartment Communities, Inc. (REIT)	28,521	2,076,614
National Retail Properties, Inc. (REIT)	50,700	1,775,007
Omega Healthcare Investors, Inc. (REIT)	60,836	2,088,500
Potlatch Corp. (REIT)	15,380	543,222
Rayonier, Inc. (REIT)	47,948	1,225,071
Regency Centers Corp. (REIT)	35,653	2,102,814
Senior Housing Properties Trust (REIT)	89,005	1,562,038
Tanger Factory Outlet Centers, Inc. (REIT)	36,258	1,149,379
Taubman Centers, Inc. (REIT)	21,096	1,466,172
UDR, Inc. (REIT)	98,013	3,139,356
Urban Edge Properties (REIT)	34,965	726,922
Weingarten Realty Investors (REIT)	43,128	1,409,854
WP GLIMCHER, Inc. (REIT)	70,111	948,602

		54,533,752

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	17,201	677,719
Jones Lang LaSalle, Inc.	16,982	2,903,922

		3,581,641

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	167,638	3,081,187
Washington Federal, Inc.	37,135	867,102

		3,948,289

Total Financials		146,959,110

Health Care (8.3%)
Biotechnology (0.4%)
United Therapeutics Corp.*	17,487	3,041,863

Health Care Equipment & Supplies (3.3%)
Align Technology, Inc.*	27,517	1,725,591
Cooper Cos., Inc.	18,384	3,271,801
Halyard Health, Inc.*	17,627	713,894
Hill-Rom Holdings, Inc.	21,404	1,162,879
Hologic, Inc.*	92,252	3,511,111

IDEXX Laboratories, Inc.*	35,700	2,289,798
ResMed, Inc.	53,238	3,001,026
Sirona Dental Systems, Inc.*	21,043	2,113,138
STERIS Corp.	22,566	1,454,153
Teleflex, Inc.	15,698	2,126,294
Thoratec Corp.*	20,495	913,462

		22,283,147

Health Care Providers & Services (3.1%)
Centene Corp.*	45,005	3,618,402
Community Health Systems, Inc.*	44,657	2,812,051
Health Net, Inc.*	29,129	1,867,752
LifePoint Health, Inc.*	16,742	1,455,717
MEDNAX, Inc.*	35,386	2,622,456
Molina Healthcare, Inc.*	15,172	1,066,592
Omnicare, Inc.	36,785	3,466,986
Owens & Minor, Inc.	23,886	812,124
VCA, Inc.*	31,093	1,691,615
WellCare Health Plans, Inc.*	16,647	1,412,165

		20,825,860

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,274	879,268
HMS Holdings Corp.*	33,467	574,629

		1,453,897

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	7,827	1,178,824
Bio-Techne Corp.	14,066	1,385,079
Charles River Laboratories International, Inc.*	17,926	1,260,915
Mettler-Toledo International, Inc.*	10,654	3,637,915

		7,462,733

Pharmaceuticals (0.2%)
Akorn, Inc.*	29,775	1,299,976

Total Health Care		56,367,476

Industrials (13.4%)
Aerospace & Defense (1.6%)
B/E Aerospace, Inc.	40,136	2,203,466
Esterline Technologies Corp.*	11,785	1,123,582
Huntington Ingalls Industries, Inc.	18,297	2,060,059
KLX, Inc.*	19,872	876,951
Orbital ATK, Inc.	22,459	1,647,592
Teledyne Technologies, Inc.*	13,358	1,409,403
Triumph Group, Inc.	18,642	1,230,186

		10,551,239

Airlines (0.8%)
Alaska Air Group, Inc.	49,046	3,160,034
JetBlue Airways Corp.*	99,556	2,066,782

		5,226,816

Building Products (1.0%)
A.O. Smith Corp.	28,434	2,046,679
Fortune Brands Home & Security, Inc.	60,099	2,753,736
Lennox International, Inc.	15,569	1,676,626

		6,477,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.5%)
Clean Harbors, Inc.*	20,306	$1,091,245
Copart, Inc.*	43,103	1,529,294
Deluxe Corp.	18,897	1,171,614
Herman Miller, Inc.	22,532	651,851
HNI Corp.	16,730	855,740
MSA Safety, Inc.	11,916	578,045
R.R. Donnelley & Sons Co.	78,713	1,371,968
Rollins, Inc.	36,444	1,039,747
Waste Connections, Inc.	46,962	2,212,849

		10,502,353

Construction & Engineering (0.5%)
AECOM*	56,893	1,882,020
Granite Construction, Inc.	13,656	484,925
KBR, Inc.	54,854	1,068,556

		3,435,501

Electrical Equipment (0.9%)
Acuity Brands, Inc.	16,427	2,956,531
Hubbell, Inc., Class B	20,388	2,207,613
Regal Beloit Corp.	16,934	1,229,239

		6,393,383

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	24,687	2,471,662

Machinery (4.0%)
AGCO Corp.	30,474	1,730,314
CLARCOR, Inc.	19,016	1,183,556
Crane Co.	18,511	1,087,151
Donaldson Co., Inc.	48,099	1,721,944
Graco, Inc.	22,345	1,587,165
IDEX Corp.	29,632	2,328,483
ITT Corp.	34,468	1,442,141
Kennametal, Inc.	29,985	1,023,088
Lincoln Electric Holdings, Inc.	28,598	1,741,332
Nordson Corp.	21,694	1,689,746
Oshkosh Corp.	29,597	1,254,321
SPX Corp.	15,524	1,123,782
Terex Corp.	40,226	935,255
Timken Co.	28,218	1,031,932
Trinity Industries, Inc.	58,963	1,558,392
Valmont Industries, Inc.	9,089	1,080,410
Wabtec Corp.	36,493	3,439,100
Woodward, Inc.	21,918	1,205,271

		27,163,383

Marine (0.2%)
Kirby Corp.*	21,099	1,617,449

Professional Services (1.1%)
CEB, Inc.	12,682	1,104,095
FTI Consulting, Inc.*	15,671	646,272
ManpowerGroup, Inc.	29,660	2,651,011
Towers Watson & Co., Class A	26,351	3,314,956

		7,716,334

Road & Rail (0.8%)
Con-way, Inc.	21,810	836,850
Genesee & Wyoming, Inc., Class A*	19,422	1,479,568
Landstar System, Inc.	16,967	1,134,583
Old Dominion Freight Line, Inc.*	25,712	1,763,972
Werner Enterprises, Inc.	16,929	444,386

		5,659,359

Trading Companies & Distributors (0.6%)
GATX Corp.	16,780	891,857
MSC Industrial Direct Co., Inc., Class A	19,217	1,340,770
NOW, Inc.*	40,554	807,430
Watsco, Inc.	10,352	1,280,957

		4,321,014

Total Industrials		91,535,534

Information Technology (14.7%)
Communications Equipment (0.9%)
ARRIS Group, Inc.*	50,034	1,531,040
Ciena Corp.*	44,370	1,050,682
InterDigital, Inc.	14,066	800,215
JDS Uniphase Corp.*	88,134	1,020,592
Plantronics, Inc.	14,835	835,359
Polycom, Inc.*	50,824	581,426

		5,819,314

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	36,227	2,021,467
Avnet, Inc.	51,655	2,123,537
Belden, Inc.	16,105	1,308,209
Cognex Corp.	32,781	1,576,766
FEI Co.	15,839	1,313,528
Ingram Micro, Inc., Class A*	59,180	1,481,275
IPG Photonics Corp.*	13,489	1,148,926
Jabil Circuit, Inc.	73,188	1,558,173
Keysight Technologies, Inc.*	63,804	1,990,047
Knowles Corp.*	32,222	583,218
National Instruments Corp.	38,343	1,129,585
Tech Data Corp.*	13,902	800,199
Trimble Navigation Ltd.*	98,168	2,303,021
Vishay Intertechnology, Inc.	51,424	600,632
Zebra Technologies Corp., Class A*	19,570	2,173,249

		22,111,832

Internet Software & Services (0.2%)
Rackspace Hosting, Inc.*	44,848	1,667,897

IT Services (3.0%)
Acxiom Corp.*	29,270	514,567
Broadridge Financial Solutions, Inc.	45,780	2,289,458
Convergys Corp.	37,515	956,257
CoreLogic, Inc.*	34,010	1,349,857
DST Systems, Inc.	10,822	1,363,356
Gartner, Inc.*	31,448	2,697,609
Global Payments, Inc.	25,401	2,627,733
Jack Henry & Associates, Inc.	30,975	2,004,082
Leidos Holdings, Inc.	23,566	951,359
MAXIMUS, Inc.	24,946	1,639,701
NeuStar, Inc., Class A*	10,582	309,100
Science Applications International Corp.	14,883	786,567
VeriFone Systems, Inc.*	43,082	1,463,065
WEX, Inc.*	14,695	1,674,789

		20,627,500

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	238,478	572,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Atmel Corp.	157,663	$1,553,769
Cree, Inc.*	42,282	1,100,601
Cypress Semiconductor Corp.*	125,573	1,476,739
Fairchild Semiconductor International, Inc.*	44,351	770,820
Integrated Device Technology, Inc.*	56,167	1,218,824
Intersil Corp., Class A	49,432	618,394
Silicon Laboratories, Inc.*	14,844	801,724
SunEdison, Inc.*	110,291	3,298,804
Teradyne, Inc.	82,490	1,591,232

		13,003,254

Software (4.8%)
ACI Worldwide, Inc.*	43,892	1,078,426
Advent Software, Inc.	17,053	753,913
ANSYS, Inc.*	34,099	3,111,193
Cadence Design Systems, Inc.*	110,723	2,176,814
CDK Global, Inc.	60,942	3,289,649
CommVault Systems, Inc.*	15,986	677,966
FactSet Research Systems, Inc.	14,692	2,387,597
Fair Isaac Corp.	11,904	1,080,645
Fortinet, Inc.*	53,727	2,220,537
Informatica Corp.*	39,616	1,920,187
Manhattan Associates, Inc.*	28,118	1,677,239
Mentor Graphics Corp.	37,058	979,443
PTC, Inc.*	43,531	1,785,642
Rovi Corp.*	34,824	555,443
SolarWinds, Inc.*	25,132	1,159,339
Solera Holdings, Inc.	25,452	1,134,141
Synopsys, Inc.*	58,675	2,971,889
Tyler Technologies, Inc.*	12,720	1,645,714
Ultimate Software Group, Inc.*	10,836	1,780,788

		32,386,565

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	39,596	772,914
Diebold, Inc.	24,509	857,815
Lexmark International, Inc., Class A	22,989	1,016,114
NCR Corp.*	63,893	1,923,179

		4,570,022

Total Information Technology		100,186,384

Materials (6.2%)
Chemicals (3.0%)
Albemarle Corp.	42,482	2,347,980
Ashland, Inc.	23,521	2,867,210
Cabot Corp.	24,135	899,994
Chermours Co.*	68,819	1,101,104
Cytec Industries, Inc.	27,000	1,634,310
Minerals Technologies, Inc.	13,145	895,569
NewMarket Corp.	4,007	1,778,667
Olin Corp.	29,311	789,932
PolyOne Corp.	33,749	1,321,948
RPM International, Inc.	50,660	2,480,820
Scotts Miracle-Gro Co., Class A	16,825	996,208
Sensient Technologies Corp.	18,000	1,230,120
Valspar Corp.	28,313	2,316,570

		20,660,432

Construction Materials (0.2%)
Eagle Materials, Inc.	19,044	1,453,629

Containers & Packaging (1.3%)
AptarGroup, Inc.	23,611	1,505,674
Bemis Co., Inc.	36,917	1,661,634
Greif, Inc., Class A	12,849	460,637
Packaging Corp. of America	37,482	2,342,250
Silgan Holdings, Inc.	15,786	832,869
Sonoco Products Co.	38,139	1,634,638

		8,437,702

Metals & Mining (1.4%)
Carpenter Technology Corp.	19,070	737,627
Commercial Metals Co.	44,477	715,190
Compass Minerals International, Inc.	12,733	1,045,889
Reliance Steel & Aluminum Co.	28,106	1,699,851
Royal Gold, Inc.	24,701	1,521,334
Steel Dynamics, Inc.	91,484	1,895,091
TimkenSteel Corp.	14,237	384,257
United States Steel Corp.	55,172	1,137,647
Worthington Industries, Inc.	19,068	573,184

		9,710,070

Paper & Forest Products (0.3%)
Domtar Corp.	24,149	999,768
Louisiana-Pacific Corp.*	53,923	918,309

		1,918,077

Total Materials		42,179,910

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	37,194	1,093,504

Total Telecommunication Services		1,093,504

Utilities (3.9%)
Electric Utilities (1.4%)
Cleco Corp.	22,906	1,233,488
Great Plains Energy, Inc.	58,393	1,410,775
Hawaiian Electric Industries, Inc.	40,640	1,208,227
IDACORP, Inc.	19,037	1,068,737
OGE Energy Corp.	75,558	2,158,692
PNM Resources, Inc.	30,170	742,182
Westar Energy, Inc.	50,050	1,712,711

		9,534,812

Gas Utilities (1.4%)
Atmos Energy Corp.	38,181	1,957,922
National Fuel Gas Co.	31,919	1,879,710
ONE Gas, Inc.	19,751	840,603
Questar Corp.	66,472	1,389,929
UGI Corp.	65,447	2,254,649
WGL Holdings, Inc.	18,834	1,022,498

		9,345,311

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	31,579	541,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.8%)
Alliant Energy Corp.	42,743	$2,467,126
Black Hills Corp.	16,922	738,645
MDU Resources Group, Inc.	73,641	1,438,209
Vectren Corp.	31,284	1,203,808

		5,847,788

Water Utilities (0.2%)
Aqua America, Inc.	66,976	1,640,242

Total Utilities		26,910,049

Total Common Stocks (88.8%) (Cost $509,380,643)		605,857,531

SHORT-TERM INVESTMENT:
Investment Company (6.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	42,917,613	42,917,613

Total Short-Term Investments (6.3%) (Cost $42,917,613)		42,917,613

Total Investments (95.1%) (Cost $552,298,256)		648,775,144
Other Assets Less Liabilities (4.9%)		33,459,948

Net Assets (100%)		$682,235,092

*	Non-income producing.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	510	September-15	$77,916,481	$76,403,100	$(1,513,381)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$87,459,418	$—	$—	$87,459,418
Consumer Staples	25,528,693	—	—	25,528,693
Energy	27,637,453	—	—	27,637,453
Financials	146,959,110	—	—	146,959,110
Health Care	56,367,476	—	—	56,367,476
Industrials	91,535,534	—	—	91,535,534
Information Technology	100,186,384	—	—	100,186,384
Materials	42,179,910	—	—	42,179,910
Telecommunication Services	1,093,504	—	—	1,093,504
Utilities	26,910,049	—	—	26,910,049
Short-Term Investments	42,917,613	—	—	42,917,613

Total Assets	$648,775,144	$—	$—	$648,775,144

Liabilities:
Futures	$(1,513,381)	$—	$—	$(1,513,381)

Total Liabilities	$(1,513,381)	$—	$—	$(1,513,381)

Total	$647,261,763	$—	$—	$647,261,763

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,513,381	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$10,552,523	$10,552,523

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(4,251,409)	$(4,251,409)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $117,511,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,619,688
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,549,850

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,374,230
Aggregate gross unrealized depreciation	(22,916,915)

Net unrealized appreciation	$96,457,315

Federal income tax cost of investments	$552,317,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $552,298,256)	$648,775,144
Cash	27,093,050
Cash held as collateral at broker	3,269,600
Receivable for securities sold	7,815,657
Dividends, interest and other receivables	538,078
Receivable from Separate Accounts for Trust shares sold	319,664
Due from broker for futures variation margin	88,127
Other assets	6,517

Total assets	687,905,837

LIABILITIES
Payable for securities purchased	5,146,556
Investment management fees payable	256,523
Distribution fees payable – Class IB	92,725
Administrative fees payable	77,955
Payable to Separate Accounts for Trust shares redeemed	44,681
Trustees’ fees payable	1,913
Accrued expenses	50,392

Total liabilities	5,670,745

NET ASSETS	$682,235,092

Net assets were comprised of:
Paid in capital	$553,007,386
Accumulated undistributed net investment income (loss)	1,705,960
Accumulated undistributed net realized gain (loss) on investments and futures	32,558,239
Net unrealized appreciation (depreciation) on investments and futures	94,963,507

Net assets	$682,235,092

Class IB
Net asset value, offering and redemption price per share, $442,469,446 / 20,698,273 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.38

Class K
Net asset value, offering and redemption price per share, $239,765,646 / 11,122,549 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$4,235,034
Interest	49,597

Total income	4,284,631

EXPENSES
Investment management fees	1,508,301
Distribution fees – Class IB	554,220
Administrative fees	463,067
Professional fees	24,560
Custodian fees	19,009
Printing and mailing expenses	17,267
Trustees’ fees	7,595
Distribution fees – Class IA (b)	2
Miscellaneous	8,653

Total expenses	2,602,674

NET INVESTMENT INCOME (LOSS)	1,681,957

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	20,013,634
Futures	10,552,523

Net realized gain (loss)	30,566,157

Change in unrealized appreciation (depreciation) on:
Investments	(3,782,941)
Futures	(4,251,409)

Net change in unrealized appreciation (depreciation)	(8,034,350)

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,531,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,213,764

(b)	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,681,957	$2,293,438
Net realized gain (loss) on investments and futures	30,566,157	28,624,316
Net change in unrealized appreciation (depreciation) on investments and futures	(8,034,350)	22,346,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,213,764	53,264,242

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA (b)	—	(7)
Class IB	—	(1,349,600)
Class K	—	(1,040,892)

	—	(2,390,499)

Distributions from net realized capital gains
Class IA (b)	—	(107)
Class IB	—	(20,697,400)
Class K	—	(9,614,228)

	—	(30,311,735)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(32,702,234)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5 shares, respectively ]	—	114
Capital shares repurchased [ (111) and 0 shares, respectively ]	(2,433)	—

Total Class IA transactions	(2,433)	114

Class IB
Capital shares sold [ 1,115,046 and 1,326,849 shares, respectively ]	23,793,723	26,837,651
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,067,521 shares, respectively ]	—	22,047,000
Capital shares repurchased [ (1,750,437) and (4,265,075) shares, respectively ]	(37,105,298)	(87,192,752)

Total Class IB transactions	(13,311,575)	(38,308,101)

Class K
Capital shares sold [ 1,018,502 and 2,421,069 shares, respectively ]	21,937,324	50,076,954
Capital shares issued in reinvestment of dividends and distributions [ 0 and 512,585 shares, respectively ]	—	10,655,120
Capital shares repurchased [ (27,358) and (707,942) shares, respectively ]	(587,390)	(14,192,464)

Total Class K transactions	21,349,934	46,539,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,035,926	8,231,623

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,249,690	28,793,631
NET ASSETS:
Beginning of period	649,985,402	621,191,771

End of period (a)	$682,235,092	$649,985,402

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,705,960	$24,003

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.75	$20.06	$15.93	$13.81	$15.42	$12.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06	(0.07)†	0.02	0.04	0.05
Net realized and unrealized gain (loss) on investments and futures	1.12	1.70	5.08	2.25	(1.27)	2.98

Total from investment operations	1.14	1.76	5.01	2.27	(1.23)	3.03

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.02)	(0.04)	(0.03)
Distributions from net realized gains	—	(1.01)	(0.85)	(0.13)	(0.34)	(0.45)

Total dividends and distributions	—	(1.07)	(0.88)	(0.15)	(0.38)	(0.48)

Net asset value, end of period	$21.89	$20.75	$20.06	$15.93	$13.81	$15.42

Total return (b)	5.49%	8.81%	31.63%	16.44%	(7.92)%	23.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$171	$147	$74,459
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%	0.95%	0.68%	0.68%
Before waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%	0.95%	0.72%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.30%	(0.40)%	0.14%	0.24%	0.38%
Before waivers and reimbursements (a)(f)	0.35%	0.30%	(0.40)%	0.13%	0.21%	0.16%
Portfolio turnover rate (z)^	11%	13%	12%	8%	15%	13%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$20.61	$19.93	$15.83	$13.72	$15.33		$12.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.06	0.04	0.02	—	#	0.03
Net realized and unrealized gain (loss) on investments and futures	0.73	1.69	4.94	2.24	(1.26)		2.96

Total from investment operations	0.77	1.75	4.98	2.26	(1.26)		2.99

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.02)	(0.01)		—
Distributions from net realized gains	—	(1.01)	(0.85)	(0.13)	(0.34)		(0.45)

Total dividends and distributions	—	(1.07)	(0.88)	(0.15)	(0.35)		(0.45)

Net asset value, end of period	$21.38	$20.61	$19.93	$15.83	$13.72		$15.33

Total return (b)	3.74%	8.82%	31.64%	16.48%	(8.19)%		23.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$442,469	$439,683	$462,533	$68,756	$50,221		$24,326
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.88%	0.92%	0.95%	0.93%		0.93%
Before waivers and reimbursements (a)(f)	0.86%	0.88%	0.92%	0.95%	0.97	%(c)	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.42%	0.29%	0.22%	0.14%	0.01%		0.19%
Before waivers and reimbursements (a)(f)	0.42%	0.29%	0.22%	0.14%	(0.03)%		0.06%
Portfolio turnover rate (z)^	11%	13%	12%	8%	15%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$20.76	$20.07	$15.93	$13.81	$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments and futures	0.73	1.70	5.00	2.25	0.41

Total from investment operations	0.80	1.82	5.07	2.31	0.42

Less distributions:
Dividends from net investment income	—	(0.12)	(0.08)	(0.06)	(0.04)
Distributions from net realized gains	—	(1.01)	(0.85)	(0.13)	—

Total dividends and distributions	—	(1.13)	(0.93)	(0.19)	(0.04)

Net asset value, end of period	$21.56	$20.76	$20.07	$15.93	$13.81

Total return (b)	3.85%	9.08%	32.01%	16.74%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,766	$210,300	$158,656	$117,270	$106,694
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.63%	0.68%	0.70%	0.67%
Before waivers and reimbursements (a)(f)	0.61%	0.63%	0.68%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.67%	0.56%	0.37%	0.39%	0.28%
Before waivers and reimbursements (a)(f)	0.67%	0.56%	0.37%	0.39%	0.25%
Portfolio turnover rate (z)^	11%	13%	12%	8%	15%
*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	21.6%
Information Technology	15.2
Health Care	14.3
Consumer Discretionary	13.0
Industrials	11.5
Investment Companies	5.0
Materials	3.6
Energy	3.4
Utilities	2.9
Consumer Staples	2.8
Telecommunication Services	0.8
Cash and Other	5.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IA ceased operations after the close of business on April 13, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA†
Actual	$1,000.00	$1,051.80	$2.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.48	4.36
Class IB
Actual	1,000.00	1,044.10	4.33
Hypothetical (5% average return before expenses)	1,000.00	1,020.56	4.28
Class K
Actual	1,000.00	1,044.90	3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.80	3.03

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.87%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB, Class K and the hypothetical example (to reflect the one-half year period) and multiplied by 103/365 for Class IA (to reflect the actual number of days in the period).

†   Class IA ceased operations after the close of business on April 13, 2015.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	101,239	$2,116,908
Cooper Tire & Rubber Co.	76,136	2,575,681
Cooper-Standard Holding, Inc.*	17,886	1,099,452
Dana Holding Corp.	215,580	4,436,636
Dorman Products, Inc.*	34,881	1,662,429
Drew Industries, Inc.	31,653	1,836,507
Federal-Mogul Holdings Corp.*	39,539	448,768
Fox Factory Holding Corp.*	20,725	333,258
Gentherm, Inc.*	47,176	2,590,434
Metaldyne Performance Group, Inc.	14,667	266,206
Modine Manufacturing Co.*	63,034	676,355
Motorcar Parts of America, Inc.*	23,536	708,198
Remy International, Inc.	37,086	819,972
Standard Motor Products, Inc.	26,036	914,384
Stoneridge, Inc.*	37,838	443,083
Strattec Security Corp.	4,718	324,127
Superior Industries International, Inc.	29,243	535,439
Tenneco, Inc.*	80,878	4,645,632
Tower International, Inc.*	28,040	730,442

		27,163,911

Automobiles (0.0%)
Winnebago Industries, Inc.	35,610	840,040

Distributors (0.2%)
Core-Mark Holding Co., Inc.	30,484	1,806,177
Fenix Parts, Inc.*	17,488	175,230
Pool Corp.	57,360	4,025,525
VOXX International Corp.*	27,530	227,948
Weyco Group, Inc.	8,303	247,595

		6,482,475

Diversified Consumer Services (1.0%)
2U, Inc.*	31,260	1,006,259
American Public Education, Inc.*	22,741	584,899
Apollo Education Group, Inc.*	124,133	1,598,833
Ascent Capital Group, Inc., Class A*	17,655	754,575
Bridgepoint Education, Inc.*	23,341	223,140
Bright Horizons Family Solutions, Inc.*	49,278	2,848,268
Cambium Learning Group, Inc.*	16,233	69,315
Capella Education Co.	16,021	859,847
Career Education Corp.*	90,455	298,502
Carriage Services, Inc.	22,376	534,339
Chegg, Inc.*	102,435	803,090
Collectors Universe, Inc.	9,951	198,423
DeVry Education Group, Inc.	83,816	2,512,804
Grand Canyon Education, Inc.*	62,143	2,634,863
Houghton Mifflin Harcourt Co.*	180,009	4,536,227
K12, Inc.*	44,879	567,719
Liberty Tax, Inc.	7,080	175,230
LifeLock, Inc.*	124,095	2,035,158
Regis Corp.*	53,994	850,946

Sotheby’s, Inc.	82,056	3,712,213
Steiner Leisure Ltd.*	16,975	912,916
Strayer Education, Inc.*	14,647	631,286
Universal Technical Institute, Inc.	26,614	228,880
Weight Watchers International, Inc.*	35,784	173,552

		28,751,284

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	131,159	1,638,176
Biglari Holdings, Inc.*	2,218	917,698
BJ’s Restaurants, Inc.*	28,267	1,369,536
Bloomin’ Brands, Inc.	163,432	3,489,273
Bob Evans Farms, Inc.	31,145	1,589,952
Bojangles’, Inc.*	10,938	260,981
Boyd Gaming Corp.*	110,010	1,644,650
Bravo Brio Restaurant Group, Inc.*	20,497	277,734
Buffalo Wild Wings, Inc.*	25,062	3,926,965
Caesars Acquisition Co., Class A*	64,080	440,870
Caesars Entertainment Corp.*	78,014	477,446
Carrols Restaurant Group, Inc.*	45,239	470,486
Cheesecake Factory, Inc.	64,174	3,499,729
Churchill Downs, Inc.	18,200	2,275,910
Chuy’s Holdings, Inc.*	21,312	570,949
ClubCorp Holdings, Inc.	57,788	1,379,977
Cracker Barrel Old Country Store, Inc.	25,292	3,772,555
Dave & Buster’s Entertainment, Inc.*	29,919	1,079,777
Del Frisco’s Restaurant Group, Inc.*	31,145	580,231
Denny’s Corp.*	112,875	1,310,479
Diamond Resorts International, Inc.*	56,201	1,773,142
DineEquity, Inc.	22,528	2,232,300
El Pollo Loco Holdings, Inc.*	17,771	368,037
Eldorado Resorts, Inc.*	38,814	303,526
Empire Resorts, Inc.*	21,343	108,636
Fiesta Restaurant Group, Inc.*	35,453	1,772,650
Habit Restaurants, Inc., Class A*	14,885	465,752
International Speedway Corp., Class A	36,642	1,343,662
Interval Leisure Group, Inc.	51,737	1,182,190
Intrawest Resorts Holdings, Inc.*	23,282	270,537
Isle of Capri Casinos, Inc.*	31,456	570,926
Jack in the Box, Inc.	49,395	4,354,663
Jamba, Inc.*	18,572	287,680
Kona Grill, Inc.*	10,535	204,484
Krispy Kreme Doughnuts, Inc.*	85,643	1,649,484
La Quinta Holdings, Inc.*	126,519	2,890,959
Marcus Corp.	25,361	486,424
Marriott Vacations Worldwide Corp.	35,131	3,223,269
Monarch Casino & Resort, Inc.*	15,524	319,173
Morgans Hotel Group Co.*	41,912	282,487
Noodles & Co.*	16,625	242,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Papa John’s International, Inc.	38,263	$2,893,065
Papa Murphy’s Holdings, Inc.*	12,021	249,075
Penn National Gaming, Inc.*	108,254	1,986,461
Pinnacle Entertainment, Inc.*	54,648	2,037,277
Popeyes Louisiana Kitchen, Inc.*	30,553	1,832,874
Potbelly Corp.*	28,339	347,153
Red Robin Gourmet Burgers, Inc.*	18,638	1,599,513
Ruby Tuesday, Inc.*	83,469	523,351
Ruth’s Hospitality Group, Inc.	46,038	742,133
Scientific Games Corp., Class A*	66,662	1,035,928
SeaWorld Entertainment, Inc.	90,088	1,661,223
Shake Shack, Inc., Class A*	7,586	457,208
Sonic Corp.	69,083	1,989,590
Speedway Motorsports, Inc.	15,814	358,187
Texas Roadhouse, Inc.	92,098	3,447,228
Vail Resorts, Inc.	48,048	5,246,842
Zoe’s Kitchen, Inc.*	25,313	1,036,314

		82,749,502

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	13,733	390,154
Beazer Homes USA, Inc.*	37,134	740,823
Cavco Industries, Inc.*	11,702	882,799
Century Communities, Inc.*	20,219	407,008
CSS Industries, Inc.	12,524	378,851
Ethan Allen Interiors, Inc.	33,746	888,870
Flexsteel Industries, Inc.	7,308	314,902
Green Brick Partners, Inc.*	18,139	198,622
Helen of Troy Ltd.*	37,546	3,660,360
Hooker Furniture Corp.	13,500	338,985
Hovnanian Enterprises, Inc., Class A*	170,094	452,450
Installed Building Products, Inc.*	26,231	642,135
iRobot Corp.*	39,324	1,253,649
KB Home	109,428	1,816,505
La-Z-Boy, Inc.	67,457	1,776,817
LGI Homes, Inc.*	18,971	375,246
Libbey, Inc.	29,182	1,206,092
Lifetime Brands, Inc.	14,836	219,128
M.D.C. Holdings, Inc.	52,510	1,573,725
M/I Homes, Inc.*	33,449	825,187
Meritage Homes Corp.*	52,851	2,488,754
NACCO Industries, Inc., Class A	5,579	338,980
New Home Co., Inc.*	13,227	227,901
Ryland Group, Inc.	62,306	2,889,129
Skullcandy, Inc.*	27,792	213,165
Standard Pacific Corp.*	196,911	1,754,477
Taylor Morrison Home Corp., Class A*	43,643	888,571
TRI Pointe Homes, Inc.*	213,872	3,272,242
Universal Electronics, Inc.*	20,842	1,038,765
WCI Communities, Inc.*	20,675	504,263
William Lyon Homes, Class A*	26,451	678,997
ZAGG, Inc.*	38,237	302,837

		32,940,389

Internet & Catalog Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	33,730	352,816
Blue Nile, Inc.*	15,707	477,336
Etsy, Inc.*	26,297	369,473
EVINE Live, Inc.*	66,368	178,530
FTD Cos., Inc.*	24,342	686,201
HSN, Inc.	42,754	3,000,903
Lands’ End, Inc.*	21,481	533,373
Liberty TripAdvisor Holdings, Inc.*	98,300	3,167,226
Nutrisystem, Inc.	38,017	945,863
Orbitz Worldwide, Inc.*	147,715	1,686,905
Overstock.com, Inc.*	15,941	359,310
PetMed Express, Inc.	26,229	452,975
Shutterfly, Inc.*	49,547	2,368,842
Travelport Worldwide Ltd.	139,172	1,917,790
Wayfair, Inc., Class A*	26,316	990,534
zulily, Inc., Class A*	86,112	1,122,901

		18,610,978

Leisure Products (0.3%)
Arctic Cat, Inc.	17,149	569,518
Black Diamond, Inc.*	31,165	287,965
Callaway Golf Co.	103,753	927,552
Escalade, Inc.	12,635	232,358
JAKKS Pacific, Inc.*	26,214	259,256
Johnson Outdoors, Inc., Class A	6,969	164,120
Malibu Boats, Inc., Class A*	23,173	465,545
Marine Products Corp.	14,640	91,354
Nautilus, Inc.*	41,853	900,258
Performance Sports Group Ltd.*	59,004	1,062,072
Smith & Wesson Holding Corp.*	71,383	1,184,244
Sturm Ruger & Co., Inc.	24,721	1,420,221

		7,564,463

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	29,107	893,003
Carmike Cinemas, Inc.*	32,437	860,878
Central European Media Enterprises Ltd., Class A*	95,912	209,088
Crown Media Holdings, Inc., Class A*	46,215	208,892
Cumulus Media, Inc., Class A*	190,913	387,553
Daily Journal Corp.*	1,487	292,210
DreamWorks Animation SKG, Inc., Class A*	99,831	2,633,542
Entercom Communications Corp., Class A*	33,432	381,794
Entravision Communications Corp., Class A	84,649	696,661
Eros International plc*	36,931	927,707
EW Scripps Co., Class A	77,799	1,777,707
Global Eagle Entertainment, Inc.*	60,733	790,744
Gray Television, Inc.*	83,140	1,303,635
Harte-Hanks, Inc.	66,032	393,551
Hemisphere Media Group, Inc.*	14,421	171,610
IMAX Corp.*	79,352	3,195,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Journal Media Group, Inc.	31,432	$260,571
Loral Space & Communications, Inc.*	17,093	1,078,910
Martha Stewart Living Omnimedia, Inc., Class A*	41,888	261,381
MDC Partners, Inc., Class A	57,419	1,131,154
Media General, Inc.*	126,655	2,092,341
Meredith Corp.	48,518	2,530,214
National CineMedia, Inc.	82,475	1,316,301
New Media Investment Group, Inc.	59,153	1,060,613
New York Times Co., Class A	181,914	2,483,126
Nexstar Broadcasting Group, Inc., Class A	41,508	2,324,448
Reading International, Inc., Class A*	22,334	309,326
Rentrak Corp.*	16,706	1,166,079
Saga Communications, Inc., Class A	4,433	167,789
Scholastic Corp.	35,084	1,548,257
SFX Entertainment, Inc.*	59,994	269,373
Sinclair Broadcast Group, Inc., Class A	87,995	2,455,941
Sizmek, Inc.*	29,848	211,921
Time, Inc.	145,192	3,340,868
Townsquare Media, Inc., Class A*	10,261	139,344
Tribune Publishing Co.	26,023	404,397
World Wrestling Entertainment, Inc., Class A	40,172	662,838

		40,339,272

Multiline Retail (0.4%)
Big Lots, Inc.	71,057	3,196,854
Burlington Stores, Inc.*	99,751	5,107,251
Fred’s, Inc., Class A	48,637	938,208
Tuesday Morning Corp.*	58,002	653,393

		9,895,706

Specialty Retail (2.9%)
Abercrombie & Fitch Co., Class A	91,157	1,960,787
American Eagle Outfitters, Inc.	257,957	4,442,020
America’s Car-Mart, Inc.*	11,166	550,707
ANN, Inc.*	60,616	2,927,147
Asbury Automotive Group, Inc.*	36,030	3,265,039
Ascena Retail Group, Inc.*	184,224	3,068,251
Barnes & Noble, Inc.*	66,593	1,728,754
bebe stores, Inc.	32,486	64,972
Big 5 Sporting Goods Corp.	23,713	336,962
Boot Barn Holdings, Inc.*	15,705	502,560
Buckle, Inc.	37,270	1,705,848
Build-A-Bear Workshop, Inc.*	18,918	302,499
Caleres, Inc.	58,251	1,851,217
Cato Corp., Class A	34,626	1,342,104
Chico’s FAS, Inc.	187,764	3,122,515
Children’s Place, Inc.	27,237	1,781,572
Christopher & Banks Corp.*	50,388	202,056
Citi Trends, Inc.*	20,203	488,913
Conn’s, Inc.*	36,196	1,436,981

Container Store Group, Inc.*	21,378	360,647
Destination XL Group, Inc.*	48,776	244,368
Express, Inc.*	112,043	2,029,099
Finish Line, Inc., Class A	60,692	1,688,451
Five Below, Inc.*	71,725	2,835,289
Francesca’s Holdings Corp.*	56,185	756,812
Genesco, Inc.*	31,741	2,095,858
Group 1 Automotive, Inc.	30,917	2,808,191
Guess?, Inc.	81,452	1,561,435
Haverty Furniture Cos., Inc.	26,864	580,800
Hibbett Sports, Inc.*	32,929	1,533,833
Kirkland’s, Inc.	22,657	631,451
Lithia Motors, Inc., Class A	30,009	3,395,818
Lumber Liquidators Holdings, Inc.*	35,839	742,226
MarineMax, Inc.*	33,669	791,558
Mattress Firm Holding Corp.*	27,004	1,645,894
Men’s Wearhouse, Inc.	63,820	4,088,947
Monro Muffler Brake, Inc.	41,946	2,607,363
Outerwall, Inc.	24,549	1,868,424
Party City Holdco, Inc.*	33,239	673,755
Pep Boys-Manny, Moe & Jack*	71,150	873,010
Pier 1 Imports, Inc.	119,225	1,505,812
Rent-A-Center, Inc.	69,998	1,984,443
Restoration Hardware Holdings, Inc.*	44,024	4,298,063
Select Comfort Corp.*	68,999	2,074,800
Shoe Carnival, Inc.	19,563	564,588
Sonic Automotive, Inc., Class A	43,955	1,047,448
Sportsman’s Warehouse Holdings, Inc.*	24,481	278,349
Stage Stores, Inc.	42,372	742,781
Stein Mart, Inc.	37,689	394,604
Systemax, Inc.*	14,680	126,835
Tile Shop Holdings, Inc.*	36,049	511,535
Tilly’s, Inc., Class A*	14,982	144,876
Vitamin Shoppe, Inc.*	39,396	1,468,289
West Marine, Inc.*	23,549	227,012
Winmark Corp.	2,965	292,052
Zumiez, Inc.*	28,695	764,148

		81,319,768

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.	10,719	302,062
Columbia Sportswear Co.	37,649	2,276,259
Crocs, Inc.*	101,430	1,492,035
Culp, Inc.	13,377	414,687
Deckers Outdoor Corp.*	45,520	3,276,074
G-III Apparel Group Ltd.*	52,468	3,691,124
Iconix Brand Group, Inc.*	63,401	1,583,123
Movado Group, Inc.	21,408	581,441
Oxford Industries, Inc.	19,320	1,689,534
Perry Ellis International, Inc.*	16,547	393,322
Quiksilver, Inc.*	198,499	131,565
Sequential Brands Group, Inc.*	32,725	500,365
Steven Madden Ltd.*	74,099	3,169,955
Superior Uniform Group, Inc.	8,826	145,982
Tumi Holdings, Inc.*	73,791	1,514,191
Unifi, Inc.*	19,711	660,319
Vera Bradley, Inc.*	27,416	308,978
Vince Holding Corp.*	19,975	239,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Wolverine World Wide, Inc.	136,315	$3,882,251

		26,252,568

Total Consumer Discretionary		362,910,356

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	12,024	2,789,448
Castle Brands, Inc.*	79,269	110,184
Coca-Cola Bottling Co. Consolidated	6,153	929,534
Craft Brew Alliance, Inc.*	13,759	152,174
MGP Ingredients, Inc.	13,910	233,966
National Beverage Corp.*	15,263	343,265

		4,558,571

Food & Staples Retailing (0.9%)
Andersons, Inc.	37,455	1,460,745
Casey’s General Stores, Inc.	51,196	4,901,505
Chefs’ Warehouse, Inc.*	24,648	523,524
Diplomat Pharmacy, Inc.*	47,521	2,126,565
Fairway Group Holdings Corp.*	28,435	101,229
Fresh Market, Inc.*	56,901	1,828,798
Ingles Markets, Inc., Class A	17,672	844,191
Natural Grocers by Vitamin Cottage, Inc.*	12,348	304,008
PriceSmart, Inc.	25,516	2,328,080
Smart & Final Stores, Inc.*	31,823	568,677
SpartanNash Co.	49,610	1,614,309
SUPERVALU, Inc.*	346,451	2,802,789
United Natural Foods, Inc.*	66,033	4,204,981
Village Super Market, Inc., Class A	9,149	289,932
Weis Markets, Inc.	14,173	597,392

		24,496,725

Food Products (1.3%)
Alico, Inc.	4,941	224,124
Arcadia Biosciences, Inc.*	10,010	63,764
B&G Foods, Inc.	76,622	2,186,026
Boulder Brands, Inc.*	72,159	500,783
Calavo Growers, Inc.	19,444	1,009,727
Cal-Maine Foods, Inc.	41,465	2,164,473
Darling Ingredients, Inc.*	218,231	3,199,266
Dean Foods Co.	124,776	2,017,628
Diamond Foods, Inc.*	34,519	1,083,206
Farmer Bros Co.*	10,410	244,635
Fresh Del Monte Produce, Inc.	44,000	1,701,040
Freshpet, Inc.*	26,674	496,136
Inventure Foods, Inc.*	25,447	258,287
J&J Snack Foods Corp.	19,489	2,156,848
John B. Sanfilippo & Son, Inc.	11,322	587,612
Lancaster Colony Corp.	24,230	2,201,296
Landec Corp.*	35,385	510,606
Lifeway Foods, Inc.*	6,854	131,528
Limoneira Co.	15,159	336,985
Omega Protein Corp.*	29,293	402,779
Post Holdings, Inc.*	72,537	3,911,920
Sanderson Farms, Inc.	29,812	2,240,670
Seaboard Corp.*	349	1,256,051
Seneca Foods Corp., Class A*	10,342	287,197

Snyder’s-Lance, Inc.	64,124	2,069,281
Tootsie Roll Industries, Inc.	24,485	791,110
TreeHouse Foods, Inc.*	56,638	4,589,377

		36,622,355

Household Products (0.1%)
Central Garden & Pet Co., Class A*	56,592	645,715
HRG Group, Inc.*	104,929	1,364,077
Oil-Dri Corp. of America	6,092	185,075
Orchids Paper Products Co.	12,067	290,452
WD-40 Co.	19,124	1,666,848

		4,152,167

Personal Products (0.2%)
Elizabeth Arden, Inc.*	35,230	502,380
Inter Parfums, Inc.	21,916	743,610
Medifast, Inc.*	15,051	486,448
Natural Health Trends Corp.	10,716	444,285
Nature’s Sunshine Products, Inc.	12,758	175,423
Nutraceutical International Corp.*	12,141	300,368
Revlon, Inc., Class A*	15,644	574,291
Synutra International, Inc.*	28,491	203,711
USANA Health Sciences, Inc.*	7,844	1,071,961

		4,502,477

Tobacco (0.1%)
Universal Corp.	29,891	1,713,352
Vector Group Ltd.	107,045	2,511,276

		4,224,628

Total Consumer Staples		78,556,923

Energy (3.4%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.	85,298	2,255,279
Basic Energy Services, Inc.*	55,559	419,470
Bristow Group, Inc.	45,877	2,445,244
C&J Energy Services Ltd.*	73,746	973,447
CARBO Ceramics, Inc.	25,681	1,069,100
Era Group, Inc.*	26,544	543,621
Exterran Holdings, Inc.	91,307	2,981,174
FMSA Holdings, Inc.*	84,143	689,131
Forum Energy Technologies, Inc.*	78,110	1,584,071
Geospace Technologies Corp.*	16,952	390,744
Gulfmark Offshore, Inc., Class A	33,871	392,904
Helix Energy Solutions Group, Inc.*	139,842	1,766,204
Hornbeck Offshore Services, Inc.*	42,702	876,672
Independence Contract Drilling, Inc.*	20,224	179,387
ION Geophysical Corp.*	175,037	187,290
Key Energy Services, Inc.*	178,335	321,003
Matrix Service Co.*	35,262	644,589
McDermott International, Inc.*	315,186	1,683,093
Natural Gas Services Group, Inc.*	17,012	388,214
Newpark Resources, Inc.*	111,554	906,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Nordic American Offshore Ltd.	25,001	$203,508
North Atlantic Drilling Ltd.	83,861	99,795
Oil States International, Inc.*	67,804	2,524,343
Parker Drilling Co.*	165,371	549,032
PHI, Inc. (Non-Voting)*	16,348	490,767
Pioneer Energy Services Corp.*	85,081	539,414
RigNet, Inc.*	16,168	494,256
SEACOR Holdings, Inc.*	24,158	1,713,768
Seventy Seven Energy, Inc.*	73,446	315,083
Tesco Corp.	49,715	541,893
TETRA Technologies, Inc.*	105,150	670,857
Tidewater, Inc.	61,732	1,403,168
U.S. Silica Holdings, Inc.	70,330	2,064,889
Unit Corp.*	65,709	1,782,028

		34,090,372

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	126,770	373,972
Adams Resources & Energy, Inc.	2,939	131,079
Alon USA Energy, Inc.	41,226	779,171
Approach Resources, Inc.*	47,863	327,862
Ardmore Shipping Corp.	24,854	300,982
Bill Barrett Corp.*	65,891	566,004
Bonanza Creek Energy, Inc.*	65,201	1,189,918
Callon Petroleum Co.*	87,179	725,329
Carrizo Oil & Gas, Inc.*	67,826	3,339,752
Clayton Williams Energy, Inc.*	7,635	502,001
Clean Energy Fuels Corp.*	95,176	534,889
Cloud Peak Energy, Inc.*	82,085	382,516
Contango Oil & Gas Co.*	23,625	289,879
Delek U.S. Holdings, Inc.	75,852	2,792,871
DHT Holdings, Inc.	123,278	957,870
Dorian LPG Ltd.*	32,322	539,131
Earthstone Energy, Inc.*	1,364	26,639
Eclipse Resources Corp.*	60,758	319,587
Energy Fuels, Inc.*	51,944	231,151
Energy XXI Ltd.	126,890	333,721
Erin Energy Corp.*	16,482	64,445
Evolution Petroleum Corp.	29,533	194,622
EXCO Resources, Inc.	205,305	242,260
Frontline Ltd.*	142,862	348,583
GasLog Ltd.	54,857	1,094,397
Gastar Exploration, Inc.*	105,964	327,429
Green Plains, Inc.	50,046	1,378,767
Halcon Resources Corp.*	481,713	558,787
Hallador Energy Co.	14,597	121,739
Isramco, Inc.*	1,124	155,135
Jones Energy, Inc., Class A*	38,120	344,986
Magnum Hunter Resources Corp.*	278,896	521,536
Matador Resources Co.*	96,312	2,407,800
Navios Maritime Acquisition Corp.	112,220	402,870
Nordic American Tankers Ltd.	117,359	1,670,019
Northern Oil and Gas, Inc.*	81,449	551,410
Oasis Petroleum, Inc.*	183,077	2,901,770
Pacific Ethanol, Inc.*	33,367	344,347
Panhandle Oil and Gas, Inc., Class A	21,132	437,221
Par Petroleum Corp.*	20,254	379,155
Parsley Energy, Inc., Class A*	109,503	1,907,542

PDC Energy, Inc.*	52,831	2,833,855
Peabody Energy Corp.	365,201	799,790
Penn Virginia Corp.*	94,837	415,386
Renewable Energy Group, Inc.*	58,062	671,197
REX American Resources Corp.*	8,971	570,914
Rex Energy Corp.*	61,437	343,433
Ring Energy, Inc.*	27,586	308,687
Rosetta Resources, Inc.*	99,537	2,303,286
RSP Permian, Inc.*	71,642	2,013,857
Sanchez Energy Corp.*	69,153	677,699
SandRidge Energy, Inc.*	563,183	493,912
Scorpio Tankers, Inc.	236,714	2,388,444
SemGroup Corp., Class A	57,899	4,601,813
Ship Finance International Ltd.	77,758	1,269,011
Solazyme, Inc.*	103,834	326,039
Stone Energy Corp.*	75,268	947,624
Synergy Resources Corp.*	136,315	1,558,080
Teekay Tankers Ltd., Class A	113,584	750,790
TransAtlantic Petroleum Ltd.*	32,366	165,390
Triangle Petroleum Corp.*	62,855	315,532
Ultra Petroleum Corp.*	201,847	2,527,124
Uranium Energy Corp.*	118,634	188,628
W&T Offshore, Inc.	47,923	262,618
Western Refining, Inc.	93,804	4,091,731
Westmoreland Coal Co.*	23,351	485,234

		62,309,218

Total Energy		96,399,590

Financials (21.6%)
Banks (7.6%)
1st Source Corp.	19,437	663,190
Access National Corp.	8,480	164,851
American National Bankshares, Inc.	9,386	223,481
Ameris Bancorp	42,973	1,086,787
Ames National Corp.	10,901	273,615
Arrow Financial Corp.	14,035	379,366
Banc of California, Inc.	49,199	676,486
BancFirst Corp.	9,339	611,238
Banco Latinoamericano de Comercio Exterior S.A., Class E	41,048	1,320,925
Bancorp, Inc.*	46,370	430,314
BancorpSouth, Inc.	128,513	3,310,495
Bank of Marin Bancorp/California	7,489	380,965
Bank of the Ozarks, Inc.	103,057	4,714,858
Banner Corp.	27,908	1,337,630
Bar Harbor Bankshares	7,138	252,899
BBCN Bancorp, Inc.	105,652	1,562,593
Berkshire Hills Bancorp, Inc.	40,272	1,146,947
Blue Hills Bancorp, Inc.*	36,071	504,994
BNC Bancorp	31,640	611,601
Boston Private Financial Holdings, Inc.	109,278	1,465,418
Bridge Bancorp, Inc.	14,727	393,064
Bridge Capital Holdings*	13,087	389,993
Bryn Mawr Bank Corp.	23,683	714,279
BSB Bancorp, Inc./Massachusetts*	9,913	219,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

C1 Financial, Inc.*	7,539	$146,106
Camden National Corp.	9,573	370,475
Capital Bank Financial Corp., Class A*	30,559	888,350
Capital City Bank Group, Inc.	13,317	203,351
Cardinal Financial Corp.	42,826	933,179
Cascade Bancorp*	40,884	211,779
Cathay General Bancorp	105,673	3,429,089
CenterState Banks, Inc.	58,326	787,984
Central Pacific Financial Corp.	30,432	722,760
Century Bancorp, Inc./Massachusetts, Class A	4,798	195,087
Chemical Financial Corp.	44,445	1,469,352
Citizens & Northern Corp.	15,119	310,695
City Holding Co.	19,995	984,754
CNB Financial Corp./Pennsylvania	17,368	319,571
CoBiz Financial, Inc.	47,492	620,720
Columbia Banking System, Inc.	76,103	2,476,392
Community Bank System, Inc.	54,098	2,043,281
Community Trust Bancorp, Inc.	20,339	709,221
CommunityOne Bancorp*	14,760	158,965
ConnectOne Bancorp, Inc.	38,075	819,755
CU Bancorp*	20,878	462,656
Customers Bancorp, Inc.*	36,945	993,451
CVB Financial Corp.	140,567	2,475,385
Eagle Bancorp, Inc.*	39,461	1,734,706
Enterprise Bancorp, Inc./Massachusetts	9,004	211,054
Enterprise Financial Services Corp.	26,331	599,557
F.N.B. Corp./Pennsylvania	233,413	3,342,474
Farmers Capital Bank Corp.*	9,312	264,740
FCB Financial Holdings, Inc., Class A*	36,686	1,166,615
Fidelity Southern Corp.	23,312	406,561
Financial Institutions, Inc.	17,739	440,637
First Bancorp, Inc./Maine	12,829	249,396
First Bancorp/North Carolina	26,612	443,888
First BanCorp/Puerto Rico*	154,098	742,752
First Busey Corp.	87,601	575,539
First Business Financial Services, Inc.	5,443	255,168
First Citizens BancShares, Inc./North Carolina, Class A	10,333	2,717,992
First Commonwealth Financial Corp.	121,096	1,161,311
First Community Bancshares, Inc./Virginia	22,552	410,897
First Connecticut Bancorp, Inc./Connecticut	20,944	332,381
First Financial Bancorp	81,087	1,454,701
First Financial Bankshares, Inc.	84,459	2,925,660
First Financial Corp./Indiana	14,237	509,115
First Interstate BancSystem, Inc., Class A	26,623	738,522
First Merchants Corp.	49,993	1,234,827
First Midwest Bancorp, Inc./Illinois	103,266	1,958,956
First NBC Bank Holding Co.*	20,579	740,844
First of Long Island Corp.	15,680	434,650
FirstMerit Corp.	219,948	4,581,517

Flushing Financial Corp.	40,030	841,030
Franklin Financial Network, Inc.*	7,114	163,195
Fulton Financial Corp.	228,184	2,980,083
German American Bancorp, Inc.	16,731	492,728
Glacier Bancorp, Inc.	99,677	2,932,497
Great Southern Bancorp, Inc.	14,427	607,954
Great Western Bancorp, Inc.	54,092	1,304,158
Green Bancorp, Inc.*	12,764	196,055
Guaranty Bancorp	19,818	327,195
Hampton Roads Bankshares, Inc.*	46,207	96,111
Hancock Holding Co.	102,787	3,279,933
Hanmi Financial Corp.	42,196	1,048,149
Heartland Financial USA, Inc.	23,602	878,466
Heritage Commerce Corp.	26,688	256,472
Heritage Financial Corp./Washington	39,051	697,841
Heritage Oaks Bancorp	31,447	247,488
Hilltop Holdings, Inc.*	100,726	2,426,489
Home BancShares, Inc./Arkansas	75,336	2,754,284
HomeTrust Bancshares, Inc.*	29,163	488,772
Horizon Bancorp/Indiana	12,552	313,298
Hudson Valley Holding Corp.	20,522	578,926
IBERIABANK Corp.	50,148	3,421,598
Independent Bank Corp./Massachusetts	34,389	1,612,500
Independent Bank Corp./Michigan	19,650	266,454
Independent Bank Group, Inc.	12,635	542,042
International Bancshares Corp.	72,029	1,935,419
Investors Bancorp, Inc.	459,497	5,651,813
Lakeland Bancorp, Inc.	47,559	565,477
Lakeland Financial Corp.	22,037	955,745
LegacyTexas Financial Group, Inc.	62,119	1,875,994
MainSource Financial Group, Inc.	28,413	623,665
MB Financial, Inc.	98,843	3,404,153
Mercantile Bank Corp.	23,247	497,718
Merchants Bancshares, Inc./Vermont	5,943	196,535
Metro Bancorp, Inc.	16,405	428,827
MidWestOne Financial Group, Inc.	9,712	319,719
National Bank Holdings Corp., Class A	49,221	1,025,273
National Bankshares, Inc./Virginia	9,025	264,071
National Commerce Corp.*	7,298	188,288
National Penn Bancshares, Inc.	185,301	2,090,195
NBT Bancorp, Inc.	56,993	1,491,507
NewBridge Bancorp	46,936	419,138
OFG Bancorp	60,323	643,646
Old National Bancorp/Indiana	155,350	2,246,361
Old Second Bancorp, Inc.*	27,299	180,173
Opus Bank	13,399	484,776
Pacific Continental Corp.	26,557	359,316
Pacific Premier Bancorp, Inc.*	29,333	497,488
Palmetto Bancshares, Inc.	6,347	125,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Park National Corp.	16,776	$1,465,719
Park Sterling Corp.	59,865	431,028
Peapack-Gladstone Financial Corp.	21,086	468,531
Penns Woods Bancorp, Inc.	5,876	259,073
Peoples Bancorp, Inc./Ohio	23,809	555,702
Peoples Financial Services Corp.	9,348	370,274
Pinnacle Financial Partners, Inc.	47,578	2,586,816
Preferred Bank/California	15,335	460,817
PrivateBancorp, Inc.	103,854	4,135,466
Prosperity Bancshares, Inc.	92,749	5,355,327
QCR Holdings, Inc.	15,367	334,386
Renasant Corp.	41,758	1,361,311
Republic Bancorp, Inc./Kentucky, Class A	12,600	323,820
S&T Bancorp, Inc.	44,818	1,326,165
Sandy Spring Bancorp, Inc.	32,010	895,640
Seacoast Banking Corp. of Florida*	29,536	466,669
ServisFirst Bancshares, Inc.	28,062	1,054,289
Sierra Bancorp	16,316	282,430
Simmons First National Corp., Class A	38,437	1,794,239
South State Corp.	32,097	2,439,051
Southside Bancshares, Inc.	33,977	993,148
Southwest Bancorp, Inc./Oklahoma	26,350	490,374
Square 1 Financial, Inc., Class A*	22,151	605,830
State Bank Financial Corp.	47,551	1,031,857
Sterling Bancorp/Delaware	121,744	1,789,637
Stock Yards Bancorp, Inc.	19,433	734,373
Stonegate Bank	14,070	417,457
Suffolk Bancorp	15,549	398,987
Sun Bancorp, Inc./New Jersey*	10,097	194,367
Susquehanna Bancshares, Inc.	243,412	3,436,977
Talmer Bancorp, Inc., Class A	71,276	1,193,873
Texas Capital Bancshares, Inc.*	60,644	3,774,483
Tompkins Financial Corp.	19,691	1,057,801
Towne Bank/Virginia	58,123	946,824
TriCo Bancshares	29,729	714,982
TriState Capital Holdings, Inc.*	29,417	380,362
Triumph Bancorp, Inc.*	19,254	253,190
Trustmark Corp.	88,771	2,217,500
UMB Financial Corp.	51,764	2,951,583
Umpqua Holdings Corp.	290,122	5,219,295
Union Bankshares Corp.	59,250	1,376,970
United Bankshares, Inc./West Virginia	91,524	3,682,011
United Community Banks, Inc./Georgia	65,478	1,366,526
Univest Corp. of Pennsylvania	23,012	468,524
Valley National Bancorp	310,426	3,200,492
Washington Trust Bancorp, Inc.	19,683	777,085
Webster Financial Corp.	121,037	4,787,013
WesBanco, Inc.	49,184	1,673,240
West Bancorp, Inc.	20,036	397,514
Westamerica Bancorp	33,502	1,696,876
Western Alliance Bancorp*	103,706	3,501,115
Wilshire Bancorp, Inc.	94,724	1,196,364
Wintrust Financial Corp.	63,138	3,370,306

Yadkin Financial Corp.*	32,447	679,765

		212,769,932

Capital Markets (1.4%)
Actua Corp.*	53,396	761,427
Arlington Asset Investment Corp., Class A	22,843	446,809
Ashford, Inc.*	1,278	111,531
BGC Partners, Inc., Class A	240,143	2,101,251
Calamos Asset Management, Inc., Class A	24,004	294,049
CIFC Corp.	9,333	74,011
Cohen & Steers, Inc.	26,046	887,648
Cowen Group, Inc., Class A*	150,107	960,685
Diamond Hill Investment Group, Inc.	3,988	796,244
Evercore Partners, Inc., Class A	45,869	2,475,091
Fifth Street Asset Management, Inc.	7,165	73,656
Financial Engines, Inc.	68,329	2,902,616
GAMCO Investors, Inc., Class A	8,389	576,408
Greenhill & Co., Inc.	39,136	1,617,491
HFF, Inc., Class A	49,589	2,069,349
INTL FCStone, Inc.*	20,082	667,526
Investment Technology Group, Inc.	45,627	1,131,550
Janus Capital Group, Inc.	194,952	3,337,578
KCG Holdings, Inc., Class A*	59,081	728,469
Ladenburg Thalmann Financial Services, Inc.*	140,602	492,107
Medley Management, Inc., Class A	8,854	104,831
Moelis & Co., Class A	22,174	636,616
OM Asset Management plc	33,518	596,285
Oppenheimer Holdings, Inc., Class A	14,296	375,699
Piper Jaffray Cos.*	21,591	942,231
Pzena Investment Management, Inc., Class A	16,168	178,657
RCS Capital Corp., Class A*	63,944	489,811
Safeguard Scientifics, Inc.*	26,168	509,229
Stifel Financial Corp.*	89,804	5,185,283
Virtu Financial, Inc., Class A*	24,633	578,383
Virtus Investment Partners, Inc.	9,036	1,195,011
Walter Investment Management Corp.*	50,752	1,160,698
Westwood Holdings Group, Inc.	9,983	594,687
WisdomTree Investments, Inc.	150,256	3,300,373
ZAIS Group Holdings, Inc.*	4,211	45,900

		38,399,190

Consumer Finance (0.5%)
Cash America International, Inc.	36,315	951,090
Encore Capital Group, Inc.*	34,860	1,489,916
Enova International, Inc.*	35,044	654,622
Ezcorp, Inc., Class A*	69,373	515,441
First Cash Financial Services, Inc.*	37,038	1,688,563
Green Dot Corp., Class A*	60,440	1,155,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

JG Wentworth Co., Class A*	19,492	$179,326
Nelnet, Inc., Class A	31,758	1,375,439
PRA Group, Inc.*	63,826	3,976,998
Regional Management Corp.*	15,640	279,331
World Acceptance Corp.*	10,136	623,465

		12,889,804

Diversified Financial Services (0.3%)
FNFV Group*	104,852	1,612,624
GAIN Capital Holdings, Inc.	42,016	401,673
MarketAxess Holdings, Inc.	49,153	4,559,924
Marlin Business Services Corp.	11,662	196,855
NewStar Financial, Inc.*	32,115	353,265
On Deck Capital, Inc.*	15,916	184,307
PHH Corp.*	66,212	1,723,498
PICO Holdings, Inc.*	29,657	436,551
Resource America, Inc., Class A	21,659	182,152
Tiptree Financial, Inc., Class A	34,686	251,473

		9,902,322

Insurance (2.1%)
Ambac Financial Group, Inc.*	39,623	659,327
American Equity Investment Life Holding Co.	102,161	2,756,304
AMERISAFE, Inc.	25,110	1,181,677
Argo Group International Holdings Ltd.	37,182	2,071,037
Atlas Financial Holdings, Inc.*	14,770	292,889
Baldwin & Lyons, Inc., Class B	12,023	276,770
Citizens, Inc./Texas*	62,639	467,287
CNO Financial Group, Inc.	262,155	4,810,544
Crawford & Co., Class B	35,785	301,668
Donegal Group, Inc., Class A	12,728	193,847
eHealth, Inc.*	24,170	306,717
EMC Insurance Group, Inc.	9,938	249,133
Employers Holdings, Inc.	42,724	973,253
Enstar Group Ltd.*	11,841	1,834,763
FBL Financial Group, Inc., Class A	12,618	728,311
Federated National Holding Co.	18,897	457,307
Fidelity & Guaranty Life	14,465	341,808
First American Financial Corp.	143,714	5,347,598
Global Indemnity plc*	10,737	301,495
Greenlight Capital Reinsurance Ltd., Class A*	39,128	1,141,364
Hallmark Financial Services, Inc.*	17,632	200,652
HCI Group, Inc.	12,100	534,941
Heritage Insurance Holdings, Inc.*	33,002	758,716
Horace Mann Educators Corp.	54,298	1,975,361
Independence Holding Co.	8,470	111,719
Infinity Property & Casualty Corp.	15,047	1,141,165
James River Group Holdings Ltd.	14,583	377,262
Kansas City Life Insurance Co.	4,579	209,306
Kemper Corp.	57,610	2,220,866
Maiden Holdings Ltd.	68,240	1,076,827
MBIA, Inc.*	208,759	1,254,642
Meadowbrook Insurance Group, Inc.	69,312	596,083

Montpelier Reinsurance Holdings Ltd.	48,653	1,921,794
National General Holdings Corp.	47,516	989,758
National Interstate Corp.	9,096	248,503
National Western Life Insurance Co., Class A	3,119	746,969
Navigators Group, Inc.*	14,195	1,100,964
OneBeacon Insurance Group Ltd., Class A	31,165	452,204
Patriot National, Inc.*	12,380	198,080
Primerica, Inc.	68,000	3,106,920
RLI Corp.	57,123	2,935,551
Safety Insurance Group, Inc.	19,039	1,098,741
Selective Insurance Group, Inc.	76,093	2,134,409
State Auto Financial Corp.	19,785	473,851
State National Cos., Inc.	39,051	422,922
Stewart Information Services Corp.	30,485	1,213,303
Symetra Financial Corp.	99,155	2,396,576
Third Point Reinsurance Ltd.*	111,155	1,639,536
United Fire Group, Inc.	26,596	871,285
United Insurance Holdings Corp.	22,471	349,199
Universal Insurance Holdings, Inc.	42,577	1,030,363

		58,481,567

Real Estate Investment Trusts (REITs) (7.6%)
Acadia Realty Trust (REIT)	92,030	2,678,993
AG Mortgage Investment Trust, Inc. (REIT)	40,002	691,235
Agree Realty Corp. (REIT)	24,366	710,756
Alexander’s, Inc. (REIT)	2,773	1,136,930
Altisource Residential Corp. (REIT)	76,388	1,287,138
American Assets Trust, Inc. (REIT)	32,027	1,255,779
American Capital Mortgage Investment Corp. (REIT)	69,113	1,105,117
American Residential Properties, Inc. (REIT)*	44,667	826,339
Anworth Mortgage Asset Corp. (REIT)	142,314	701,608
Apollo Commercial Real Estate Finance, Inc. (REIT)	79,889	1,312,576
Apollo Residential Mortgage, Inc. (REIT)	43,988	646,184
Ares Commercial Real Estate Corp. (REIT)	39,337	448,048
Armada Hoffler Properties, Inc. (REIT)	38,508	384,695
ARMOUR Residential REIT, Inc. (REIT)	472,638	1,328,113
Ashford Hospitality Prime, Inc. (REIT)	34,994	525,610
Ashford Hospitality Trust, Inc. (REIT)	111,745	945,363
Associated Estates Realty Corp. (REIT)	77,680	2,223,978
Bluerock Residential Growth REIT, Inc. (REIT)	25,283	320,083

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Campus Crest Communities, Inc. (REIT)	87,731	$486,030
Capstead Mortgage Corp. (REIT)	129,139	1,433,443
CareTrust REIT, Inc. (REIT)	41,156	521,447
CatchMark Timber Trust, Inc. (REIT), Class A	50,370	582,781
Cedar Realty Trust, Inc. (REIT)	118,440	758,016
Chambers Street Properties (REIT)	318,790	2,534,380
Chatham Lodging Trust (REIT)	51,817	1,371,596
Chesapeake Lodging Trust (REIT)	79,522	2,423,831
Colony Capital, Inc. (REIT), Class A	150,127	3,400,377
CorEnergy Infrastructure Trust, Inc. (REIT)	60,611	383,062
CoreSite Realty Corp. (REIT)	32,472	1,475,528
Cousins Properties, Inc. (REIT)	288,029	2,989,741
CubeSmart (REIT)	221,028	5,119,008
CyrusOne, Inc. (REIT)	70,458	2,074,988
CYS Investments, Inc. (REIT)	220,180	1,701,991
DCT Industrial Trust, Inc. (REIT)	118,596	3,728,658
DiamondRock Hospitality Co. (REIT)	267,934	3,432,235
DuPont Fabros Technology, Inc. (REIT)	84,839	2,498,509
Dynex Capital, Inc. (REIT)	76,836	585,490
Easterly Government Properties, Inc. (REIT)	19,315	307,495
EastGroup Properties, Inc. (REIT)	43,012	2,418,565
Education Realty Trust, Inc. (REIT)	64,583	2,025,323
EPR Properties (REIT)	76,300	4,179,714
Equity One, Inc. (REIT)	97,005	2,264,097
Excel Trust, Inc. (REIT)	85,073	1,341,601
FelCor Lodging Trust, Inc. (REIT)	192,352	1,900,438
First Industrial Realty Trust, Inc. (REIT)	147,260	2,758,180
First Potomac Realty Trust (REIT)	79,744	821,363
Franklin Street Properties Corp. (REIT)	119,687	1,353,660
Geo Group, Inc. (REIT)	98,262	3,356,630
Getty Realty Corp. (REIT)	35,405	579,226
Gladstone Commercial Corp. (REIT)	28,728	475,736
Government Properties Income Trust (REIT)	71,237	1,321,446
Gramercy Property Trust, Inc. (REIT)	76,028	1,776,774
Great Ajax Corp. (REIT)	8,504	120,587
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	43,213	866,421
Hatteras Financial Corp. (REIT)	129,571	2,112,007
Healthcare Realty Trust, Inc. (REIT)	133,829	3,112,863

Hersha Hospitality Trust (REIT)	65,632	1,682,811
Highwoods Properties, Inc. (REIT)	125,004	4,993,910
Hudson Pacific Properties, Inc. (REIT)	99,652	2,827,127
Independence Realty Trust, Inc. (REIT)	30,224	227,587
InfraREIT, Inc. (REIT)	29,661	841,186
Inland Real Estate Corp. (REIT)	118,969	1,120,688
Invesco Mortgage Capital, Inc. (REIT)	168,045	2,406,404
Investors Real Estate Trust (REIT)	163,060	1,164,248
iStar Financial, Inc. (REIT)*	114,481	1,524,887
Kite Realty Group Trust (REIT)	110,405	2,701,610
Ladder Capital Corp. (REIT)	51,867	899,892
LaSalle Hotel Properties (REIT)	150,364	5,331,907
Lexington Realty Trust (REIT)	275,196	2,333,662
LTC Properties, Inc. (REIT)	47,871	1,991,434
Mack-Cali Realty Corp. (REIT)	120,487	2,220,575
Medical Properties Trust, Inc. (REIT)	279,820	3,668,440
Monmouth Real Estate Investment Corp. (REIT)	78,911	767,015
Monogram Residential Trust, Inc. (REIT)	219,841	1,982,966
National Health Investors, Inc. (REIT)	50,178	3,126,089
National Storage Affiliates Trust (REIT)	31,474	390,278
New Residential Investment Corp. (REIT)	265,857	4,051,661
New Senior Investment Group, Inc. (REIT)	86,914	1,162,040
New York Mortgage Trust, Inc. (REIT)	153,753	1,150,072
New York REIT, Inc. (REIT)	216,697	2,156,135
NexPoint Residential Trust, Inc. (REIT)	25,759	345,943
One Liberty Properties, Inc. (REIT)	16,568	352,567
Orchid Island Capital, Inc. (REIT)	23,286	261,036
Parkway Properties, Inc. (REIT)	113,039	1,971,400
Pebblebrook Hotel Trust (REIT)	95,429	4,091,996
Pennsylvania Real Estate Investment Trust (REIT)	92,692	1,978,047
PennyMac Mortgage Investment Trust (REIT)	65,650	1,144,279
Physicians Realty Trust (REIT)	93,879	1,441,981
Potlatch Corp. (REIT)	54,763	1,934,229
Preferred Apartment Communities, Inc. (REIT), Class A	28,079	279,386
PS Business Parks, Inc. (REIT)	26,178	1,888,743
QTS Realty Trust, Inc. (REIT), Class A	31,887	1,162,281
RAIT Financial Trust (REIT)	90,050	550,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Ramco-Gershenson Properties Trust (REIT)	106,193	$1,733,070
Redwood Trust, Inc. (REIT)	116,153	1,823,602
Resource Capital Corp. (REIT)	194,267	751,813
Retail Opportunity Investments Corp. (REIT)	123,934	1,935,849
Rexford Industrial Realty, Inc. (REIT)	75,588	1,102,073
RLJ Lodging Trust (REIT)	176,333	5,251,197
Rouse Properties, Inc. (REIT)	49,725	813,004
Ryman Hospitality Properties, Inc. (REIT)	58,359	3,099,446
Sabra Health Care REIT, Inc. (REIT)	78,943	2,031,993
Saul Centers, Inc. (REIT)	13,882	682,856
Select Income REIT (REIT)	81,830	1,688,971
Silver Bay Realty Trust Corp. (REIT)	48,895	796,500
Sovran Self Storage, Inc. (REIT)	47,599	4,136,829
STAG Industrial, Inc. (REIT)	86,060	1,721,200
STORE Capital Corp. (REIT)	45,013	904,761
Strategic Hotels & Resorts, Inc. (REIT)*	366,178	4,438,077
Summit Hotel Properties, Inc. (REIT)	119,638	1,556,490
Sun Communities, Inc. (REIT)	62,097	3,839,458
Sunstone Hotel Investors, Inc. (REIT)	278,069	4,173,816
Terreno Realty Corp. (REIT)	57,832	1,139,290
Trade Street Residential, Inc. (REIT)	24,383	162,391
UMH Properties, Inc. (REIT)	31,410	307,818
United Development Funding IV (REIT)	39,144	684,237
Universal Health Realty Income Trust (REIT)	9,584	445,273
Urban Edge Properties (REIT)	79,638	1,655,674
Urstadt Biddle Properties, Inc. (REIT), Class A	25,031	467,579
Washington Real Estate Investment Trust (REIT)	91,256	2,368,093
Western Asset Mortgage Capital Corp. (REIT)	58,882	869,687
Whitestone REIT (REIT)	31,075	404,596
Xenia Hotels & Resorts, Inc. (REIT)	147,740	3,211,868

		211,444,010

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	65,172	2,567,777
Altisource Asset Management Corp.*	1,239	178,775
Altisource Portfolio Solutions S.A.*	19,203	591,260
AV Homes, Inc.*	15,219	218,697
Consolidated-Tomoka Land Co.	6,137	353,737
Forestar Group, Inc.*	44,696	588,199
FRP Holdings, Inc.*	8,731	283,146
Kennedy-Wilson Holdings, Inc.	122,253	3,006,201
Marcus & Millichap, Inc.*	17,875	824,753

RE/MAX Holdings, Inc., Class A	15,674	556,584
St. Joe Co.*	38,237	593,821
Tejon Ranch Co.*	18,332	471,316

		10,234,266

Thrifts & Mortgage Finance (1.7%)
Anchor BanCorp Wisconsin, Inc.*	10,248	389,219
Astoria Financial Corp.	123,216	1,699,149
Bank Mutual Corp.	61,659	472,925
BankFinancial Corp.	22,850	269,173
BBX Capital Corp., Class A*	4,185	67,964
Bear State Financial, Inc.*	14,597	136,336
Beneficial Bancorp, Inc.*	107,255	1,339,615
BofI Holding, Inc.*	20,500	2,167,055
Brookline Bancorp, Inc.	94,443	1,066,261
Capitol Federal Financial, Inc.	187,743	2,260,426
Charter Financial Corp./Maryland	21,506	266,889
Clifton Bancorp, Inc.	35,344	494,463
Dime Community Bancshares, Inc.	42,742	724,049
Essent Group Ltd.*	73,163	2,001,008
EverBank Financial Corp.	128,248	2,520,073
Federal Agricultural Mortgage Corp., Class C	14,486	420,963
First Defiance Financial Corp.	12,311	462,032
Flagstar Bancorp, Inc.*	27,862	514,890
Fox Chase Bancorp, Inc.	15,678	265,272
Heritage Financial Group, Inc.	11,758	354,856
Hingham Institution for Savings	1,510	173,816
HomeStreet, Inc.*	29,796	679,945
Impac Mortgage Holdings, Inc.*	11,358	217,392
Kearny Financial Corp.*	121,555	1,356,554
LendingTree, Inc.*	7,663	602,388
Meridian Bancorp, Inc.*	70,640	947,282
Meta Financial Group, Inc.	9,172	393,662
MGIC Investment Corp.*	449,886	5,119,703
Nationstar Mortgage Holdings, Inc.*	52,204	877,027
NMI Holdings, Inc., Class A*	65,413	524,612
Northfield Bancorp, Inc.	61,932	932,077
Northwest Bancshares, Inc.	124,155	1,591,667
OceanFirst Financial Corp.	17,244	321,601
Ocwen Financial Corp.*	141,680	1,445,136
Oritani Financial Corp.	57,434	921,816
PennyMac Financial Services, Inc., Class A*	12,395	224,597
Provident Financial Services, Inc.	85,982	1,632,798
Radian Group, Inc.	254,165	4,768,135
Stonegate Mortgage Corp.*	19,355	194,905
Territorial Bancorp, Inc.	10,791	261,790
TrustCo Bank Corp.	121,436	853,695
United Community Financial Corp./Ohio	64,847	346,931
United Financial Bancorp, Inc.	65,479	880,693
Walker & Dunlop, Inc.*	35,005	936,034
Washington Federal, Inc.	125,639	2,933,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Waterstone Financial, Inc.	41,504	$547,853
WSFS Financial Corp.	38,256	1,046,302

		48,624,700

Total Financials		602,745,791

Health Care (14.3%)
Biotechnology (6.1%)
Abeona Therapeutics, Inc.*	14,776	74,767
ACADIA Pharmaceuticals, Inc.*	105,103	4,401,714
Acceleron Pharma, Inc.*	28,583	904,366
Achillion Pharmaceuticals, Inc.*	156,292	1,384,747
Acorda Therapeutics, Inc.*	56,674	1,888,944
Adamas Pharmaceuticals, Inc.*	13,463	353,000
Aduro Biotech, Inc.*	11,033	334,631
Advaxis, Inc.*	40,315	819,604
Aegerion Pharmaceuticals, Inc.*	33,534	636,140
Affimed N.V.*	19,977	269,090
Agenus, Inc.*	100,538	867,643
Akebia Therapeutics, Inc.*	30,911	318,074
Alder Biopharmaceuticals, Inc.*	27,121	1,436,599
AMAG Pharmaceuticals, Inc.*	22,785	1,573,532
Amicus Therapeutics, Inc.*	127,825	1,808,724
Anacor Pharmaceuticals, Inc.*	54,061	4,185,943
Anthera Pharmaceuticals, Inc.*	48,089	414,527
Applied Genetic Technologies Corp.*	11,129	170,719
Ardelyx, Inc.*	15,812	252,518
Arena Pharmaceuticals, Inc.*	319,704	1,483,427
ARIAD Pharmaceuticals, Inc.*	221,326	1,830,366
Array BioPharma, Inc.*	186,976	1,348,097
Arrowhead Research Corp.*	77,050	550,907
Asterias Biotherapeutics, Inc.*	13,471	61,967
Atara Biotherapeutics, Inc.*	19,014	1,003,179
aTyr Pharma, Inc.*	8,061	149,290
Avalanche Biotechnologies, Inc.*	25,747	418,131
Bellicum Pharmaceuticals, Inc.*	11,318	240,734
BioCryst Pharmaceuticals, Inc.*	95,310	1,422,978
BioSpecifics Technologies Corp.*	6,549	337,928
BioTime, Inc.*	70,525	256,006
Blueprint Medicines Corp.*	12,350	327,151
Calithera Biosciences, Inc.*	14,571	104,037
Cara Therapeutics, Inc.*	21,477	260,946
Catalyst Pharmaceuticals, Inc.*	101,093	417,514
Celldex Therapeutics, Inc.*	130,017	3,279,029
Cellular Biomedicine Group, Inc.*	12,825	481,066
Cepheid, Inc.*	94,897	5,802,952
ChemoCentryx, Inc.*	37,404	307,835
Chimerix, Inc.*	54,435	2,514,897
Cidara Therapeutics, Inc.*	6,411	89,882
Clovis Oncology, Inc.*	32,861	2,887,825
Coherus Biosciences, Inc.*	30,872	892,201
Concert Pharmaceuticals, Inc.*	20,227	301,180
CorMedix, Inc.*	41,137	159,612
CTI BioPharma Corp.*	215,411	420,051
Curis, Inc.*	144,957	479,808
Cytokinetics, Inc.*	46,935	315,403
CytRx Corp.*	71,154	264,693

Dicerna Pharmaceuticals, Inc.*	19,765	275,722
Dyax Corp.*	192,179	5,092,743
Dynavax Technologies Corp.*	38,680	906,079
Eagle Pharmaceuticals, Inc.*	11,438	924,877
Emergent BioSolutions, Inc.*	40,557	1,336,353
Enanta Pharmaceuticals, Inc.*	21,113	949,874
Epizyme, Inc.*	38,065	913,560
Esperion Therapeutics, Inc.*	17,359	1,419,272
Exact Sciences Corp.*	117,213	3,485,915
Exelixis, Inc.*	258,902	973,471
Fibrocell Science, Inc.*	31,424	165,604
FibroGen, Inc.*	62,954	1,479,419
Five Prime Therapeutics, Inc.*	28,417	705,878
Flexion Therapeutics, Inc.*	18,196	398,310
Foundation Medicine, Inc.*	15,917	538,631
Galena Biopharma, Inc.*	212,431	361,133
Genocea Biosciences, Inc.*	23,904	328,202
Genomic Health, Inc.*	23,524	653,732
Geron Corp.*	209,236	895,530
Halozyme Therapeutics, Inc.*	140,105	3,163,571
Heron Therapeutics, Inc.*	32,405	1,009,740
Idera Pharmaceuticals, Inc.*	112,370	416,893
Ignyta, Inc.*	24,034	362,673
Immune Design Corp.*	14,714	303,844
ImmunoGen, Inc.*	113,736	1,635,524
Immunomedics, Inc.*	126,596	513,980
Infinity Pharmaceuticals, Inc.*	64,772	709,253
Inovio Pharmaceuticals, Inc.*	95,220	776,995
Insmed, Inc.*	81,014	1,978,362
Insys Therapeutics, Inc.*	31,215	1,121,243
Invitae Corp.*	10,546	156,924
Ironwood Pharmaceuticals, Inc.*	165,157	1,991,793
Karyopharm Therapeutics, Inc.*	30,159	820,626
Keryx Biopharmaceuticals, Inc.*	135,934	1,356,621
Kite Pharma, Inc.*	38,025	2,318,384
KYTHERA Biopharmaceuticals, Inc.*	33,956	2,557,226
La Jolla Pharmaceutical Co.*	14,984	367,258
Lexicon Pharmaceuticals, Inc.*	53,498	430,659
Ligand Pharmaceuticals, Inc.*	23,279	2,348,851
Lion Biotechnologies, Inc.*	58,869	539,829
Loxo Oncology, Inc.*	9,970	179,759
MacroGenics, Inc.*	56,204	1,708,894
MannKind Corp.*	325,402	1,851,537
Medgenics, Inc.*	20,825	127,657
Merrimack Pharmaceuticals, Inc.*	146,121	1,806,786
MiMedx Group, Inc.*	143,308	1,660,940
Mirati Therapeutics, Inc.*	12,955	407,694
Momenta Pharmaceuticals, Inc.*	80,572	1,837,847
Myriad Genetics, Inc.*	91,195	3,099,718
Navidea Biopharmaceuticals, Inc.*	206,432	332,355
Neurocrine Biosciences, Inc.*	112,755	5,385,179
NewLink Genetics Corp.*	27,788	1,230,175
Northwest Biotherapeutics, Inc.*	63,578	631,329
Novavax, Inc.*	353,640	3,939,550
Ocata Therapeutics, Inc.*	44,778	235,980
OncoMed Pharmaceuticals, Inc.*	22,324	502,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Oncothyreon, Inc.*	133,848	$500,591
Ophthotech Corp.*	31,146	1,621,461
Orexigen Therapeutics, Inc.*	137,858	682,397
Organovo Holdings, Inc.*	106,726	402,357
Osiris Therapeutics, Inc.*	25,920	504,403
Otonomy, Inc.*	19,322	444,213
OvaScience, Inc.*	31,017	897,322
PDL BioPharma, Inc.	220,290	1,416,465
Peregrine Pharmaceuticals, Inc.*	243,805	319,385
Pfenex, Inc.*	21,288	412,987
Portola Pharmaceuticals, Inc.*	60,920	2,774,906
Progenics Pharmaceuticals, Inc.*	91,047	679,211
Proteon Therapeutics, Inc.*	9,460	168,956
Prothena Corp. plc*	41,293	2,174,902
PTC Therapeutics, Inc.*	44,616	2,147,368
Radius Health, Inc.*	38,526	2,608,210
Raptor Pharmaceutical Corp.*	106,269	1,677,987
Regulus Therapeutics, Inc.*	37,220	407,931
Repligen Corp.*	43,374	1,790,045
Retrophin, Inc.*	46,172	1,530,602
Rigel Pharmaceuticals, Inc.*	118,803	381,358
Sage Therapeutics, Inc.*	18,156	1,325,388
Sangamo BioSciences, Inc.*	91,020	1,009,412
Sarepta Therapeutics, Inc.*	54,675	1,663,760
Sorrento Therapeutics, Inc.*	37,301	657,244
Spark Therapeutics, Inc.*	10,681	643,744
Spectrum Pharmaceuticals, Inc.*	89,215	610,231
Stemline Therapeutics, Inc.*	20,095	236,518
Synergy Pharmaceuticals, Inc.*	132,486	1,099,634
Synta Pharmaceuticals Corp.*	122,349	272,838
T2 Biosystems, Inc.*	11,707	190,005
TESARO, Inc.*	30,714	1,805,676
TG Therapeutics, Inc.*	46,552	772,298
Threshold Pharmaceuticals, Inc.*	82,038	331,433
Tobira Therapeutics, Inc.*	2,991	51,595
Tokai Pharmaceuticals, Inc.*	12,354	164,308
Trevena, Inc.*	31,145	194,968
Trovagene, Inc.*	32,065	325,460
Ultragenyx Pharmaceutical, Inc.*	47,254	4,838,337
Vanda Pharmaceuticals, Inc.*	55,120	699,473
Verastem, Inc.*	42,396	319,666
Versartis, Inc.*	29,329	446,387
Vitae Pharmaceuticals, Inc.*	17,264	248,602
Vital Therapies, Inc.*	21,661	457,047
XBiotech, Inc.*	5,278	95,426
Xencor, Inc.*	37,351	820,601
XOMA Corp.*	123,257	478,237
Zafgen, Inc.*	21,594	747,800
ZIOPHARM Oncology, Inc.*	151,197	1,814,361

		167,990,124

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	29,919	1,540,230
ABIOMED, Inc.*	55,102	3,621,854
Accuray, Inc.*	103,878	700,138
Analogic Corp.	16,646	1,313,369
AngioDynamics, Inc.*	33,657	551,975
Anika Therapeutics, Inc.*	19,519	644,713
Antares Pharma, Inc.*	205,215	426,847
AtriCure, Inc.*	37,283	918,653

Atrion Corp.	1,922	754,020
Cantel Medical Corp.	45,813	2,458,784
Cardiovascular Systems, Inc.*	41,586	1,099,950
Cerus Corp.*	126,616	657,137
CONMED Corp.	36,693	2,138,101
Corindus Vascular Robotics, Inc.*	28,571	100,284
CryoLife, Inc.	35,276	397,913
Cutera, Inc.*	18,630	288,392
Cyberonics, Inc.*	34,793	2,068,792
Cynosure, Inc., Class A*	29,859	1,151,960
Endologix, Inc.*	89,259	1,369,233
Entellus Medical, Inc.*	7,355	190,274
Exactech, Inc.*	14,336	298,619
GenMark Diagnostics, Inc.*	56,256	509,679
Globus Medical, Inc., Class A*	91,824	2,357,122
Greatbatch, Inc.*	34,268	1,847,731
Haemonetics Corp.*	69,168	2,860,788
Halyard Health, Inc.*	61,681	2,498,081
HeartWare International, Inc.*	23,068	1,676,813
ICU Medical, Inc.*	18,850	1,803,191
Inogen, Inc.*	20,773	926,476
Insulet Corp.*	75,236	2,331,187
Integra LifeSciences Holdings Corp.*	34,158	2,301,224
Invacare Corp.	43,182	934,027
InVivo Therapeutics Holdings Corp.*	34,995	565,169
iRadimed Corp.*	3,581	83,330
K2M Group Holdings, Inc.*	22,953	551,331
LDR Holding Corp.*	30,761	1,330,413
LeMaitre Vascular, Inc.	14,590	175,955
Masimo Corp.*	58,403	2,262,532
Meridian Bioscience, Inc.	55,378	1,032,246
Merit Medical Systems, Inc.*	58,584	1,261,899
Natus Medical, Inc.*	43,905	1,868,597
Neogen Corp.*	49,783	2,361,706
Nevro Corp.*	20,004	1,075,215
NuVasive, Inc.*	64,140	3,038,953
NxStage Medical, Inc.*	84,822	1,211,682
OraSure Technologies, Inc.*	74,889	403,652
Orthofix International N.V.*	25,174	833,763
Oxford Immunotec Global plc*	26,163	362,358
Quidel Corp.*	38,697	888,096
Rockwell Medical, Inc.*	67,854	1,093,807
RTI Surgical, Inc.*	77,148	498,376
Second Sight Medical Products, Inc.*	15,635	212,792
Sientra, Inc.*	9,177	231,536
Spectranetics Corp.*	56,417	1,298,155
STAAR Surgical Co.*	52,600	508,116
STERIS Corp.	79,573	5,127,684
SurModics, Inc.*	18,312	428,867
Tandem Diabetes Care, Inc.*	23,107	250,480
Thoratec Corp.*	71,965	3,207,480
Tornier N.V.*	48,032	1,200,320
TransEnterix, Inc.*	41,352	124,056
Unilife Corp.*	156,303	336,051
Utah Medical Products, Inc.	5,017	299,164
Vascular Solutions, Inc.*	23,640	820,781
Veracyte, Inc.*	17,065	190,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

West Pharmaceutical Services, Inc.	95,363	$5,538,683
Wright Medical Group, Inc.*	67,769	1,779,614
Zeltiq Aesthetics, Inc.*	42,616	1,255,894

		86,446,414

Health Care Providers & Services (2.4%)
AAC Holdings, Inc.*	10,472	456,160
Aceto Corp.	38,478	947,713
Addus HomeCare Corp.*	8,869	247,090
Adeptus Health, Inc., Class A*	8,197	778,633
Air Methods Corp.*	51,893	2,145,257
Alliance HealthCare Services, Inc.*	6,894	128,849
Almost Family, Inc.*	9,685	386,528
Amedisys, Inc.*	37,165	1,476,565
AMN Healthcare Services, Inc.*	62,851	1,985,463
Amsurg Corp.*	63,941	4,472,673
Bio-Reference Laboratories, Inc.*	32,619	1,345,534
BioScrip, Inc.*	93,004	337,605
BioTelemetry, Inc.*	36,411	343,356
Capital Senior Living Corp.*	39,337	963,756
Chemed Corp.	22,617	2,965,089
Civitas Solutions, Inc.*	16,030	341,920
CorVel Corp.*	11,276	361,058
Cross Country Healthcare, Inc.*	42,222	535,375
Ensign Group, Inc.	33,414	1,706,119
ExamWorks Group, Inc.*	54,549	2,132,866
Five Star Quality Care, Inc.*	59,077	283,570
Genesis Healthcare, Inc.*	47,683	314,708
Hanger, Inc.*	47,366	1,110,259
HealthEquity, Inc.*	47,509	1,522,663
HealthSouth Corp.	120,790	5,563,587
Healthways, Inc.*	41,362	495,517
IPC Healthcare, Inc.*	22,960	1,271,754
Kindred Healthcare, Inc.	110,626	2,244,602
Landauer, Inc.	12,397	441,829
LHC Group, Inc.*	16,863	645,010
Magellan Health, Inc.*	36,148	2,532,890
Molina Healthcare, Inc.*	46,615	3,277,034
National HealthCare Corp.	13,283	863,262
National Research Corp., Class A	12,716	180,694
National Research Corp., Class B	546	18,449
Nobilis Health Corp.*	40,085	272,578
Owens & Minor, Inc.	84,591	2,876,094
PharMerica Corp.*	40,276	1,341,191
Providence Service Corp.*	18,051	799,298
RadNet, Inc.*	46,938	314,015
Select Medical Holdings Corp.	138,528	2,244,154
Surgical Care Affiliates, Inc.*	28,260	1,084,619
Team Health Holdings, Inc.*	95,111	6,213,602
Triple-S Management Corp., Class B*	32,310	829,075
Trupanion, Inc.*	19,670	162,081
U.S. Physical Therapy, Inc.	16,421	899,214
Universal American Corp.*	64,792	655,695
WellCare Health Plans, Inc.*	58,160	4,933,713

		67,448,766

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	43,910	357,427
Computer Programs & Systems, Inc.	14,765	788,746
Connecture, Inc.*	9,442	99,708
HealthStream, Inc.*	32,901	1,000,848
HMS Holdings Corp.*	117,472	2,016,994
Imprivata, Inc.*	11,918	194,979
MedAssets, Inc.*	80,794	1,782,316
Medidata Solutions, Inc.*	72,971	3,963,785
Merge Healthcare, Inc.*	91,201	437,765
Omnicell, Inc.*	47,652	1,796,957
Press Ganey Holdings, Inc.*	13,863	397,452
Quality Systems, Inc.	65,434	1,084,241
Vocera Communications, Inc.*	34,176	391,315

		14,312,533

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	28,557	737,056
Affymetrix, Inc.*	102,813	1,122,718
Albany Molecular Research, Inc.*	33,075	668,776
Cambrex Corp.*	41,923	1,842,097
Fluidigm Corp.*	38,613	934,434
Furiex Pharmaceuticals, Inc.*†	7,248	53,110
Harvard Bioscience, Inc.*	38,460	219,222
INC Research Holdings, Inc., Class A*	17,108	686,373
Luminex Corp.*	56,227	970,478
NanoString Technologies, Inc.*	16,476	254,060
NeoGenomics, Inc.*	67,730	366,419
Pacific Biosciences of California, Inc.*	79,630	458,669
PAREXEL International Corp.*	72,993	4,694,180
PRA Health Sciences, Inc.*	26,421	959,875
Sequenom, Inc.*	156,197	474,839

		14,442,306

Pharmaceuticals (1.7%)
Aerie Pharmaceuticals, Inc.*	27,691	488,746
Agile Therapeutics, Inc.*	14,002	120,277
Alimera Sciences, Inc.*	42,403	195,478
Amphastar Pharmaceuticals, Inc.*	43,617	766,787
ANI Pharmaceuticals, Inc.*	10,446	648,174
Aratana Therapeutics, Inc.*	39,018	589,952
Assembly Biosciences, Inc.*	19,080	367,481
BioDelivery Sciences International, Inc.*	62,260	495,590
Carbylan Therapeutics, Inc.*	16,035	114,650
Catalent, Inc.*	54,892	1,609,982
Cempra, Inc.*	42,651	1,465,488
Collegium Pharmaceutical, Inc.*	10,008	178,543
Corcept Therapeutics, Inc.*	81,949	492,514
Corium International, Inc.*	11,807	161,638
Depomed, Inc.*	80,705	1,731,929
Dermira, Inc.*	17,735	311,249
Durect Corp.*	150,486	359,662
Endocyte, Inc.*	51,918	269,454
Flex Pharma, Inc.*	8,253	141,952
Foamix Pharmaceuticals Ltd.*	30,779	315,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Heska Corp.*	8,207	$243,666
IGI Laboratories, Inc.*	56,736	357,437
Impax Laboratories, Inc.*	95,540	4,387,197
Intersect ENT, Inc.*	19,120	547,406
Intra-Cellular Therapies, Inc.*	29,038	927,764
Lannett Co., Inc.*	35,303	2,098,410
Medicines Co.*	88,634	2,535,819
Nektar Therapeutics*	174,839	2,187,236
Ocular Therapeutix, Inc.*	17,131	360,265
Omeros Corp.*	50,135	901,929
Omthera Pharmaceuticals, Inc.*†	4,193	1,887
Pacira Pharmaceuticals, Inc.*	48,315	3,416,837
Paratek Pharmaceuticals, Inc.	15,693	404,409
Pernix Therapeutics Holdings, Inc.*	60,696	359,320
Phibro Animal Health Corp., Class A	23,265	905,939
POZEN, Inc.*	38,219	394,038
Prestige Brands Holdings, Inc.*	70,292	3,250,302
Relypsa, Inc.*	43,293	1,432,565
Revance Therapeutics, Inc.*	20,829	666,111
Sagent Pharmaceuticals, Inc.*	29,306	712,429
SciClone Pharmaceuticals, Inc.*	66,570	653,717
Sucampo Pharmaceuticals, Inc., Class A*	33,814	555,564
Supernus Pharmaceuticals, Inc.*	47,601	808,265
Tetraphase Pharmaceuticals, Inc.*	47,630	2,259,567
TherapeuticsMD, Inc.*	169,271	1,330,470
Theravance Biopharma, Inc.*	33,460	435,649
Theravance, Inc.	112,452	2,032,008
VIVUS, Inc.*	141,976	335,063
XenoPort, Inc.*	78,983	484,166
Zogenix, Inc.*	209,421	351,827
ZS Pharma, Inc.*	24,212	1,268,467

		47,430,760

Total Health Care		398,070,903

Industrials (11.5%)
Aerospace & Defense (1.4%)
AAR Corp.	46,997	1,497,794
Aerojet Rocketdyne Holdings, Inc.*	83,096	1,712,609
Aerovironment, Inc.*	25,876	674,846
American Science & Engineering, Inc.	9,548	418,298
Astronics Corp.*	25,292	1,792,950
Cubic Corp.	28,474	1,354,793
Curtiss-Wright Corp.	62,764	4,546,624
DigitalGlobe, Inc.*	95,882	2,664,561
Ducommun, Inc.*	15,060	386,590
Engility Holdings, Inc.	23,635	594,657
Esterline Technologies Corp.*	41,055	3,914,184
HEICO Corp.	28,518	1,662,599
HEICO Corp., Class A	48,580	2,466,407
KEYW Holding Corp.*	44,472	414,479
KLX, Inc.*	69,308	3,058,562
Kratos Defense & Security Solutions, Inc.*	61,421	386,952
Moog, Inc., Class A*	51,237	3,621,431

National Presto Industries, Inc.	6,233	500,635
Sparton Corp.*	13,063	356,881
TASER International, Inc.*	70,562	2,350,420
Teledyne Technologies, Inc.*	46,732	4,930,693
Vectrus, Inc.*	14,150	351,911

		39,658,876

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	70,052	734,846
Atlas Air Worldwide Holdings, Inc.*	33,208	1,825,112
Echo Global Logistics, Inc.*	39,434	1,287,914
Forward Air Corp.	40,594	2,121,442
Hub Group, Inc., Class A*	47,396	1,911,955
Park-Ohio Holdings Corp.	11,709	567,418
Radiant Logistics, Inc.*	31,783	232,334
UTi Worldwide, Inc.*	121,383	1,212,616
XPO Logistics, Inc.*	94,173	4,254,736

		14,148,373

Airlines (0.3%)
Allegiant Travel Co.	17,626	3,135,313
Hawaiian Holdings, Inc.*	63,208	1,501,190
Republic Airways Holdings, Inc.*	70,324	645,574
SkyWest, Inc.	68,474	1,029,849
Virgin America, Inc.*	33,142	910,742

		7,222,668

Building Products (0.8%)
AAON, Inc.	53,664	1,208,513
Advanced Drainage Systems, Inc.	44,481	1,304,628
American Woodmark Corp.*	16,835	923,400
Apogee Enterprises, Inc.	38,414	2,022,113
Builders FirstSource, Inc.*	61,230	786,193
Continental Building Products, Inc.*	41,849	886,780
Gibraltar Industries, Inc.*	40,493	824,842
Griffon Corp.	45,866	730,187
Insteel Industries, Inc.	24,038	449,511
Masonite International Corp.*	39,857	2,794,374
NCI Building Systems, Inc.*	36,030	542,972
Nortek, Inc.*	12,685	1,054,504
Patrick Industries, Inc.*	17,238	655,887
PGT, Inc.*	63,850	926,464
Ply Gem Holdings, Inc.*	29,566	348,583
Quanex Building Products Corp.	45,080	966,064
Simpson Manufacturing Co., Inc.	55,224	1,877,616
Trex Co., Inc.*	42,537	2,102,604
Universal Forest Products, Inc.	26,664	1,387,328

		21,792,563

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	73,978	2,431,657
ACCO Brands Corp.*	146,706	1,139,906
ARC Document Solutions, Inc.*	56,546	430,315
Brady Corp., Class A	62,897	1,556,072
Brink’s Co.	64,328	1,893,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Casella Waste Systems, Inc., Class A*	54,268	$304,443
CECO Environmental Corp.	28,874	327,142
Civeo Corp.	139,593	428,550
Deluxe Corp.	65,981	4,090,822
Ennis, Inc.	33,765	627,691
Essendant, Inc.	50,843	1,995,588
G&K Services, Inc., Class A	26,293	1,817,898
Healthcare Services Group, Inc.	93,675	3,095,959
Heritage-Crystal Clean, Inc.*	16,387	240,889
Herman Miller, Inc.	78,373	2,267,331
HNI Corp.	58,657	3,000,305
InnerWorkings, Inc.*	48,960	326,563
Interface, Inc.	86,953	2,178,173
Kimball International, Inc., Class B	44,264	538,250
Knoll, Inc.	64,365	1,611,056
Matthews International Corp., Class A	43,285	2,300,165
McGrath RentCorp	34,183	1,040,189
Mobile Mini, Inc.	60,339	2,536,651
MSA Safety, Inc.	38,994	1,891,599
Multi-Color Corp.	16,743	1,069,543
NL Industries, Inc.*	10,418	77,197
Quad/Graphics, Inc.	37,939	702,251
SP Plus Corp.*	21,961	573,402
Steelcase, Inc., Class A	109,401	2,068,773
Team, Inc.*	27,435	1,104,259
Tetra Tech, Inc.	79,372	2,035,098
TRC Cos., Inc.*	22,009	223,391
U.S. Ecology, Inc.	28,590	1,392,905
UniFirst Corp.	19,656	2,198,524
Viad Corp.	27,099	734,654
West Corp.	69,270	2,085,027

		52,335,411

Construction & Engineering (0.6%)
Aegion Corp.*	48,582	920,143
Ameresco, Inc., Class A*	27,670	211,675
Argan, Inc.	17,126	690,692
Comfort Systems USA, Inc.	49,358	1,132,766
Dycom Industries, Inc.*	45,022	2,649,545
EMCOR Group, Inc.	82,877	3,959,034
Furmanite Corp.*	49,569	402,500
Granite Construction, Inc.	52,004	1,846,662
Great Lakes Dredge & Dock Corp.*	80,939	482,396
HC2 Holdings, Inc.*	25,577	228,914
MasTec, Inc.*	88,350	1,755,515
MYR Group, Inc.*	27,781	860,100
Northwest Pipe Co.*	12,175	248,005
NV5 Holdings, Inc.*	6,529	158,394
Orion Marine Group, Inc.*	38,279	276,374
Primoris Services Corp.	51,088	1,011,542
Tutor Perini Corp.*	50,044	1,079,950

		17,914,207

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	8,156	183,184
AZZ, Inc.	34,096	1,766,173
Encore Wire Corp.	27,300	1,209,117

EnerSys, Inc.	58,706	4,126,445
Enphase Energy, Inc.*	36,147	275,079
Franklin Electric Co., Inc.	62,389	2,017,036
FuelCell Energy, Inc.*	316,107	308,805
Generac Holdings, Inc.*	91,566	3,639,748
General Cable Corp.	64,518	1,272,940
GrafTech International Ltd.*	159,271	789,984
LSI Industries, Inc.	29,011	270,963
Plug Power, Inc.*	233,071	571,024
Polypore International, Inc.*	59,447	3,559,686
Powell Industries, Inc.	11,829	416,026
Power Solutions International, Inc.*	6,162	332,871
PowerSecure International, Inc.*	29,588	436,719
Preformed Line Products Co.	2,922	110,218
Thermon Group Holdings, Inc.*	42,331	1,018,907
Vicor Corp.*	20,963	255,539

		22,560,464

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	49,478	1,005,888

Machinery (2.5%)
Accuride Corp.*	53,524	206,067
Actuant Corp., Class A	79,207	1,828,890
Alamo Group, Inc.	12,606	688,792
Albany International Corp., Class A	37,219	1,481,316
Altra Industrial Motion Corp.	34,814	946,245
American Railcar Industries, Inc.	12,406	603,428
Astec Industries, Inc.	24,583	1,028,061
Barnes Group, Inc.	72,409	2,823,227
Blount International, Inc.	64,772	707,310
Blue Bird Corp.*	5,831	75,745
Briggs & Stratton Corp.	59,143	1,139,094
Chart Industries, Inc.*	40,287	1,440,260
CIRCOR International, Inc.	22,560	1,230,197
CLARCOR, Inc.	66,085	4,113,130
Columbus McKinnon Corp.	27,072	676,800
Commercial Vehicle Group, Inc.*	40,539	292,286
Douglas Dynamics, Inc.	29,526	634,219
EnPro Industries, Inc.	30,304	1,733,995
ESCO Technologies, Inc.	34,148	1,277,477
ExOne Co.*	13,881	154,079
Federal Signal Corp.	82,451	1,229,344
FreightCar America, Inc.	16,622	347,067
Global Brass & Copper Holdings, Inc.	29,438	500,740
Gorman-Rupp Co.	23,699	665,468
Graham Corp.	12,923	264,792
Greenbrier Cos., Inc.	34,952	1,637,501
Harsco Corp.	105,436	1,739,694
Hillenbrand, Inc.	82,987	2,547,701
Hurco Cos., Inc.	8,308	287,623
Hyster-Yale Materials Handling, Inc.	12,493	865,515
John Bean Technologies Corp.	38,384	1,442,855
Kadant, Inc.	14,492	684,022
L.B. Foster Co., Class A	13,566	469,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Lindsay Corp.	15,522	$1,364,539
Lydall, Inc.*	22,587	667,672
Meritor, Inc.*	129,767	1,702,543
Miller Industries, Inc.	15,282	304,876
Mueller Industries, Inc.	75,154	2,609,347
Mueller Water Products, Inc., Class A	212,378	1,932,640
Navistar International Corp.*	67,505	1,527,638
NN, Inc.	24,914	635,805
Omega Flex, Inc.	3,624	136,480
Proto Labs, Inc.*	30,781	2,077,102
RBC Bearings, Inc.*	30,713	2,203,965
Rexnord Corp.*	134,116	3,206,714
Standex International Corp.	16,845	1,346,421
Sun Hydraulics Corp.	29,501	1,124,283
Tennant Co.	23,944	1,564,501
Titan International, Inc.	57,096	613,211
TriMas Corp.*	59,972	1,775,171
Twin Disc, Inc.	11,182	208,433
Wabash National Corp.*	90,178	1,130,832
Watts Water Technologies, Inc., Class A	37,125	1,924,931
Woodward, Inc.	86,013	4,729,855
Xerium Technologies, Inc.*	14,812	269,578

		68,818,996

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	26,783	186,677
Golden Ocean Group Ltd.	87,012	334,996
Matson, Inc.	57,344	2,410,742
Navios Maritime Holdings, Inc.	106,875	397,575
Safe Bulkers, Inc.	55,181	177,683
Scorpio Bulkers, Inc.*	233,320	380,312
Ultrapetrol Bahamas Ltd.*	21,191	23,946

		3,911,931

Professional Services (1.3%)
Acacia Research Corp.	67,444	591,484
Advisory Board Co.*	56,185	3,071,634
Barrett Business Services, Inc.	9,280	337,050
CBIZ, Inc.*	66,958	645,475
CDI Corp.	19,282	250,666
CEB, Inc.	44,492	3,873,473
CRA International, Inc.*	12,933	360,443
Exponent, Inc.	34,603	1,549,522
Franklin Covey Co.*	15,280	310,031
FTI Consulting, Inc.*	55,372	2,283,541
GP Strategies Corp.*	17,439	579,672
Heidrick & Struggles International, Inc.	23,841	621,773
Hill International, Inc.*	48,692	256,120
Huron Consulting Group, Inc.*	30,784	2,157,651
ICF International, Inc.*	26,506	923,999
Insperity, Inc.	25,602	1,303,142
Kelly Services, Inc., Class A	38,880	596,808
Kforce, Inc.	32,755	749,107
Korn/Ferry International	66,613	2,316,134
Mistras Group, Inc.*	22,511	427,259
Navigant Consulting, Inc.*	64,631	961,063
On Assignment, Inc.*	68,353	2,684,906
Paylocity Holding Corp.*	20,411	731,734
Pendrell Corp.*	209,737	287,340

Resources Connection, Inc.	50,594	814,057
RPX Corp.*	72,393	1,223,442
TriNet Group, Inc.*	54,445	1,380,181
TrueBlue, Inc.*	55,466	1,658,433
Volt Information Sciences, Inc.*	11,322	109,937
VSE Corp.	5,907	316,084
WageWorks, Inc.*	47,189	1,908,795

		35,280,956

Road & Rail (0.6%)
ArcBest Corp.	34,519	1,097,704
Celadon Group, Inc.	36,135	747,272
Con-way, Inc.	75,804	2,908,599
Covenant Transportation Group, Inc., Class A*	15,401	385,949
Heartland Express, Inc.	66,044	1,336,070
Knight Transportation, Inc.	82,413	2,203,724
Marten Transport Ltd.	31,006	672,830
P.A.M. Transportation Services, Inc.*	4,096	237,773
Quality Distribution, Inc.*	37,393	578,096
Roadrunner Transportation Systems, Inc.*	37,639	971,086
Saia, Inc.*	33,237	1,305,882
Swift Transportation Co.*	116,835	2,648,649
Universal Truckload Services, Inc.	10,628	233,391
USA Truck, Inc.*	12,703	269,685
Werner Enterprises, Inc.	58,485	1,535,231
YRC Worldwide, Inc.*	44,150	573,067

		17,705,008

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	82,967	1,880,862
Applied Industrial Technologies, Inc.	52,999	2,101,410
Beacon Roofing Supply, Inc.*	65,609	2,179,531
CAI International, Inc.*	24,028	494,737
DXP Enterprises, Inc.*	16,723	777,619
H&E Equipment Services, Inc.	41,197	822,704
Kaman Corp.	35,353	1,482,705
Lawson Products, Inc.*	6,596	154,874
MRC Global, Inc.*	135,447	2,091,302
Neff Corp., Class A*	15,366	155,043
Real Industry, Inc.*	32,040	363,654
Rush Enterprises, Inc., Class A*	46,565	1,220,469
Stock Building Supply Holdings, Inc.*	20,149	393,913
TAL International Group, Inc.*	44,538	1,407,401
Textainer Group Holdings Ltd.	29,139	757,905
Titan Machinery, Inc.*	22,213	327,197
Veritiv Corp.*	10,822	394,570

		17,005,896

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	80,356	1,217,393

Total Industrials		320,578,630

Information Technology (15.2%)
Communications Equipment (1.2%)
ADTRAN, Inc.	70,384	1,143,740
Aerohive Networks, Inc.*	29,211	203,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Alliance Fiber Optic Products, Inc.	19,424	$360,315
Applied Optoelectronics, Inc.*	20,556	356,852
Bel Fuse, Inc., Class B	13,809	283,361
Black Box Corp.	20,241	404,820
CalAmp Corp.*	47,950	875,567
Calix, Inc.*	56,255	428,101
Ciena Corp.*	155,400	3,679,872
Clearfield, Inc.*	14,425	229,502
Comtech Telecommunications Corp.	21,379	621,060
Digi International, Inc.*	30,987	295,926
Emcore Corp.*	30,113	181,280
Extreme Networks, Inc.*	131,581	353,953
Finisar Corp.*	137,192	2,451,621
Harmonic, Inc.*	116,917	798,543
Infinera Corp.*	171,044	3,588,503
InterDigital, Inc.	47,529	2,703,925
Ixia*	79,788	992,563
KVH Industries, Inc.*	20,287	272,860
NETGEAR, Inc.*	45,614	1,369,332
Novatel Wireless, Inc.*	48,291	156,946
Oclaro, Inc.*	122,359	276,531
Plantronics, Inc.	51,652	2,908,524
Polycom, Inc.*	178,334	2,040,141
Ruckus Wireless, Inc.*	99,030	1,023,970
ShoreTel, Inc.*	84,672	574,076
Sonus Networks, Inc.*	65,021	449,945
Ubiquiti Networks, Inc.	40,216	1,283,494
ViaSat, Inc.*	56,346	3,395,410

		33,704,626

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.*	19,519	179,184
Anixter International, Inc.*	37,682	2,454,982
AVX Corp.	57,090	768,431
Badger Meter, Inc.	18,930	1,201,866
Belden, Inc.	56,337	4,576,254
Benchmark Electronics, Inc.*	69,186	1,506,871
Checkpoint Systems, Inc.	56,178	571,892
Coherent, Inc.*	31,414	1,994,161
Control4 Corp.*	27,052	240,492
CTS Corp.	43,858	845,144
Daktronics, Inc.	52,295	620,219
DTS, Inc.*	23,638	720,723
Electro Rent Corp.	21,803	236,781
Fabrinet*	46,820	876,939
FARO Technologies, Inc.*	22,861	1,067,609
FEI Co.	54,667	4,533,534
Gerber Scientific, Inc. (Escrow Shares)*†	14,176	—
GSI Group, Inc.*	44,731	672,307
II-VI, Inc.*	69,175	1,312,941
Insight Enterprises, Inc.*	50,974	1,524,632
InvenSense, Inc.*	102,140	1,542,314
Itron, Inc.*	50,696	1,745,970
Kimball Electronics, Inc.*	37,945	553,618
Knowles Corp.*	111,412	2,016,557
Littelfuse, Inc.	29,667	2,815,102
Mercury Systems, Inc.*	43,960	643,574
Mesa Laboratories, Inc.	3,694	328,397
Methode Electronics, Inc.	50,743	1,392,895

MTS Systems Corp.	19,491	1,343,904
Multi-Fineline Electronix, Inc.*	12,163	265,883
Newport Corp.*	52,634	997,941
OSI Systems, Inc.*	26,246	1,857,954
Park Electrochemical Corp.	27,413	525,233
PC Connection, Inc.	13,142	325,133
Plexus Corp.*	44,343	1,945,771
RealD, Inc.*	53,746	662,688
Rofin-Sinar Technologies, Inc.*	37,071	1,023,160
Rogers Corp.*	24,535	1,622,745
Sanmina Corp.*	109,473	2,206,976
ScanSource, Inc.*	37,774	1,437,678
SYNNEX Corp.	37,981	2,779,829
Tech Data Corp.*	48,044	2,765,413
TTM Technologies, Inc.*	78,512	784,335
Universal Display Corp.*	53,005	2,741,949
Vishay Intertechnology, Inc.	177,278	2,070,607
Vishay Precision Group, Inc.*	17,683	266,306

		62,566,894

Internet Software & Services (2.3%)
Amber Road, Inc.*	21,889	153,661
Angie’s List, Inc.*	60,244	371,103
Apigee Corp.*	5,826	57,852
Bankrate, Inc.*	88,513	928,501
Bazaarvoice, Inc.*	79,637	469,062
Benefitfocus, Inc.*	10,392	455,689
Blucora, Inc.*	54,409	878,705
Box, Inc., Class A*	16,421	306,087
Brightcove, Inc.*	43,573	298,911
Carbonite, Inc.*	24,080	284,385
Care.com, Inc.*	24,128	142,838
ChannelAdvisor Corp.*	28,142	336,297
Cimpress N.V.*	43,317	3,645,559
comScore, Inc.*	45,387	2,417,312
Constant Contact, Inc.*	42,240	1,214,822
Cornerstone OnDemand, Inc.*	71,112	2,474,698
Coupons.com, Inc.*	79,766	860,675
Cvent, Inc.*	30,802	794,076
Dealertrack Technologies, Inc.*	72,304	4,539,968
Demandware, Inc.*	43,977	3,125,885
DHI Group, Inc.*	58,460	519,709
EarthLink Holdings Corp.	136,309	1,020,954
Endurance International Group Holdings, Inc.*	77,303	1,597,080
Envestnet, Inc.*	46,218	1,868,594
Everyday Health, Inc.*	28,108	359,220
Five9, Inc.*	29,627	154,949
Gogo, Inc.*	74,030	1,586,463
GrubHub, Inc.*	99,078	3,375,587
GTT Communications, Inc.*	32,300	771,001
Hortonworks, Inc.*	10,058	254,669
Internap Corp.*	74,073	685,175
Intralinks Holdings, Inc.*	53,072	632,088
j2 Global, Inc.	63,565	4,318,606
Limelight Networks, Inc.*	80,443	316,945
Liquidity Services, Inc.*	31,557	303,894
LivePerson, Inc.*	75,368	739,360
LogMeIn, Inc.*	32,497	2,095,732
Marchex, Inc., Class B	46,196	228,670
Marin Software, Inc.*	39,320	265,017
Marketo, Inc.*	45,598	1,279,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MaxPoint Interactive, Inc.*	8,715	$70,417
Millennial Media, Inc.*	151,854	246,003
Monster Worldwide, Inc.*	120,229	786,298
New Relic, Inc.*	7,811	274,869
NIC, Inc.	86,510	1,581,403
OPOWER, Inc.*	34,031	391,697
Q2 Holdings, Inc.*	25,488	720,036
QuinStreet, Inc.*	45,106	290,934
RealNetworks, Inc.*	29,930	161,921
Reis, Inc.	11,850	262,833
RetailMeNot, Inc.*	50,733	904,569
Rocket Fuel, Inc.*	34,189	280,350
SciQuest, Inc.*	36,015	533,382
Shutterstock, Inc.*	25,782	1,511,856
SPS Commerce, Inc.*	21,925	1,442,665
Stamps.com, Inc.*	18,850	1,386,794
TechTarget, Inc.*	25,448	227,251
Textura Corp.*	25,991	723,330
Travelzoo, Inc.*	8,258	93,150
TrueCar, Inc.*	64,250	770,358
Web.com Group, Inc.*	57,977	1,404,203
WebMD Health Corp.*	50,172	2,221,616
Wix.com Ltd.*	24,479	578,194
XO Group, Inc.*	34,922	570,975
Xoom Corp.*	42,031	884,963

		64,449,346

IT Services (2.0%)
6D Global Technologies, Inc.*	23,711	155,070
Acxiom Corp.*	103,612	1,821,499
Blackhawk Network Holdings, Inc.*	71,757	2,956,388
CACI International, Inc., Class A*	32,464	2,626,013
Cardtronics, Inc.*	59,933	2,220,518
Cass Information Systems, Inc.	15,197	854,375
Ciber, Inc.*	106,171	366,290
Convergys Corp.	131,474	3,351,272
CSG Systems International, Inc.	43,919	1,390,476
Datalink Corp.*	27,900	249,426
EPAM Systems, Inc.*	64,442	4,590,204
Euronet Worldwide, Inc.*	68,642	4,235,211
EVERTEC, Inc.	86,835	1,844,375
ExlService Holdings, Inc.*	44,280	1,531,202
Forrester Research, Inc.	13,516	486,846
Global Cash Access Holdings, Inc.*	89,538	693,024
Hackett Group, Inc.	32,376	434,810
Heartland Payment Systems, Inc.	48,664	2,630,289
IGATE Corp.*	48,029	2,290,503
Lionbridge Technologies, Inc.*	85,982	530,509
Luxoft Holding, Inc.*	24,162	1,366,361
ManTech International Corp., Class A	32,245	935,105
MAXIMUS, Inc.	87,321	5,739,609
ModusLink Global Solutions, Inc.*	49,688	168,939
MoneyGram International, Inc.*	39,887	366,562
NeuStar, Inc., Class A*	22,545	658,540
Perficient, Inc.*	46,772	899,893
PFSweb, Inc.*	14,960	207,346

Science Applications International Corp.	60,989	3,223,269
ServiceSource International, Inc.*	78,379	428,733
Sykes Enterprises, Inc.*	52,214	1,266,190
Syntel, Inc.*	41,828	1,985,994
TeleTech Holdings, Inc.	22,040	596,843
Unisys Corp.*	66,925	1,337,831
Virtusa Corp.*	39,071	2,008,249

		56,447,764

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.*	54,136	1,488,199
Advanced Micro Devices, Inc.*	836,528	2,007,667
Alpha & Omega Semiconductor Ltd.*	29,809	260,531
Ambarella, Inc.*	41,301	4,241,200
Amkor Technology, Inc.*	130,396	779,768
Applied Micro Circuits Corp.*	105,608	712,854
Axcelis Technologies, Inc.*	150,248	444,734
Brooks Automation, Inc.	88,182	1,009,684
Cabot Microelectronics Corp.*	32,448	1,528,625
Cascade Microtech, Inc.*	17,859	271,903
Cavium, Inc.*	72,924	5,017,900
CEVA, Inc.*	27,053	525,640
Cirrus Logic, Inc.*	83,792	2,851,442
Cohu, Inc.	34,526	456,779
Diodes, Inc.*	49,051	1,182,620
DSP Group, Inc.*	29,525	304,993
Entegris, Inc.*	184,764	2,692,011
Exar Corp.*	51,167	500,413
Fairchild Semiconductor International, Inc.*	153,654	2,670,507
FormFactor, Inc.*	74,822	688,362
Inphi Corp.*	50,453	1,153,356
Integrated Device Technology, Inc.*	195,291	4,237,815
Integrated Silicon Solution, Inc.	41,851	926,581
Intersil Corp., Class A	173,015	2,164,418
IXYS Corp.	31,958	488,957
Kopin Corp.*	87,727	302,658
Lattice Semiconductor Corp.*	154,451	909,716
MA-COM Technology Solutions Holdings, Inc.*	30,903	1,182,040
Mattson Technology, Inc.*	96,723	324,022
MaxLinear, Inc., Class A*	67,896	821,542
Micrel, Inc.	58,274	810,009
Microsemi Corp.*	125,577	4,388,916
MKS Instruments, Inc.	70,334	2,668,472
Monolithic Power Systems, Inc.	51,823	2,627,944
Nanometrics, Inc.*	31,772	512,165
NeoPhotonics Corp.*	36,918	337,061
NVE Corp.	6,295	493,528
OmniVision Technologies, Inc.*	76,578	2,005,961
PDF Solutions, Inc.*	36,042	576,672
Pericom Semiconductor Corp.	30,845	405,612
Photronics, Inc.*	87,374	830,927
PMC-Sierra, Inc.*	230,155	1,970,127
Power Integrations, Inc.	38,667	1,746,975
Rambus, Inc.*	152,336	2,207,349
Rudolph Technologies, Inc.*	42,621	511,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Semtech Corp.*	87,665	$1,740,150
Sigma Designs, Inc.*	45,705	545,261
Silicon Laboratories, Inc.*	56,222	3,036,550
Synaptics, Inc.*	48,655	4,220,091
Tessera Technologies, Inc.	69,436	2,637,179
Ultra Clean Holdings, Inc.*	40,722	253,698
Ultratech, Inc.*	36,435	676,234
Veeco Instruments, Inc.*	53,187	1,528,594
Xcerra Corp.*	71,413	540,596

		79,418,886

Software (4.0%)
A10 Networks, Inc.*	43,544	280,423
ACI Worldwide, Inc.*	154,177	3,788,129
Advent Software, Inc.	69,921	3,091,207
American Software, Inc., Class A	30,059	285,561
Aspen Technology, Inc.*	112,726	5,134,669
AVG Technologies N.V.*	54,317	1,477,966
Barracuda Networks, Inc.*	10,712	424,409
Blackbaud, Inc.	61,933	3,527,084
Bottomline Technologies de, Inc.*	53,833	1,497,096
BroadSoft, Inc.*	38,423	1,328,283
Callidus Software, Inc.*	73,579	1,146,361
Code Rebel Corp.*	1,514	49,008
CommVault Systems, Inc.*	59,644	2,529,502
Comverse, Inc.*	24,890	499,791
Cyan, Inc.*	35,830	187,749
Digimarc Corp.*	9,863	445,216
Digital Turbine, Inc.*	58,810	177,606
Ebix, Inc.	35,545	1,159,122
Ellie Mae, Inc.*	38,913	2,715,738
EnerNOC, Inc.*	36,904	357,969
Epiq Systems, Inc.	42,744	721,519
ePlus, Inc.*	7,358	563,991
Fair Isaac Corp.	41,360	3,754,661
Fleetmatics Group plc*	50,546	2,367,069
Gigamon, Inc.*	36,191	1,193,941
Globant S.A.*	19,990	608,296
Glu Mobile, Inc.*	158,455	984,006
Guidance Software, Inc.*	24,201	204,982
Guidewire Software, Inc.*	92,518	4,896,978
HubSpot, Inc.*	24,687	1,223,981
Imperva, Inc.*	35,002	2,369,635
Infoblox, Inc.*	75,260	1,972,565
Interactive Intelligence Group, Inc.*	22,765	1,012,360
Jive Software, Inc.*	57,873	303,833
Manhattan Associates, Inc.*	97,310	5,804,542
Mentor Graphics Corp.	132,072	3,490,663
MicroStrategy, Inc., Class A*	12,251	2,083,650
MobileIron, Inc.*	49,605	293,166
Model N, Inc.*	27,127	323,083
Monotype Imaging Holdings, Inc.	52,645	1,269,271
NetScout Systems, Inc.*	49,320	1,808,564
Park City Group, Inc.*	12,842	159,112
Paycom Software, Inc.*	41,727	1,424,977
Pegasystems, Inc.	47,066	1,077,341
Progress Software Corp.*	66,993	1,842,307
Proofpoint, Inc.*	52,136	3,319,499

PROS Holdings, Inc.*	31,614	667,372
QAD, Inc., Class A	12,888	340,630
QAD, Inc., Class B	249	5,371
Qlik Technologies, Inc.*	120,424	4,210,023
Qualys, Inc.*	32,803	1,323,601
Rally Software Development Corp.*	33,917	659,686
RealPage, Inc.*	69,613	1,327,520
Rovi Corp.*	116,609	1,859,914
Rubicon Project, Inc.*	34,028	509,059
Sapiens International Corp. N.V.	31,053	322,330
SeaChange International, Inc.*	45,629	319,859
Silver Spring Networks, Inc.*	47,736	592,404
Synchronoss Technologies, Inc.*	51,194	2,341,102
Take-Two Interactive Software, Inc.*	111,708	3,079,790
Tangoe, Inc.*	51,130	643,215
TeleCommunication Systems, Inc., Class A*	64,420	213,230
Telenav, Inc.*	37,192	299,396
TiVo, Inc.*	129,024	1,308,303
TubeMogul, Inc.*	18,128	259,049
Tyler Technologies, Inc.*	44,417	5,746,671
Varonis Systems, Inc.*	11,726	259,027
VASCO Data Security International, Inc.*	38,834	1,172,398
Verint Systems, Inc.*	80,980	4,919,130
VirnetX Holding Corp.*	58,907	247,409
Workiva, Inc.*	9,802	135,562
Yodlee, Inc.*	23,497	339,297
Zendesk, Inc.*	70,548	1,566,871
Zix Corp.*	76,929	397,723

		110,242,823

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	42,073	561,254
Cray, Inc.*	54,238	1,600,563
Diebold, Inc.	85,144	2,980,040
Dot Hill Systems Corp.*	81,043	495,983
Eastman Kodak Co.*	22,643	380,402
Electronics for Imaging, Inc.*	61,837	2,690,528
Imation Corp.*	40,419	164,101
Immersion Corp.*	36,789	466,117
Nimble Storage, Inc.*	66,637	1,869,834
QLogic Corp.*	115,538	1,639,484
Quantum Corp.*	288,808	485,198
Silicon Graphics International Corp.*	46,807	302,841
Stratasys Ltd.*	66,985	2,339,786
Super Micro Computer, Inc.*	48,771	1,442,646
Violin Memory, Inc.*	119,161	291,945

		17,710,722

Total Information Technology		424,541,061

Materials (3.6%)
Chemicals (1.8%)
A. Schulman, Inc.	38,528	1,684,444
American Vanguard Corp.	38,723	534,377
Axiall Corp.	92,754	3,343,782
Balchem Corp.	41,305	2,301,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Calgon Carbon Corp.	69,234	$1,341,755
Chase Corp.	8,820	350,595
Chemtura Corp.*	89,090	2,522,138
Core Molding Technologies, Inc.*	10,028	229,039
Ferro Corp.*	96,181	1,613,917
Flotek Industries, Inc.*	70,711	886,009
FutureFuel Corp.	32,035	412,290
H.B. Fuller Co.	66,541	2,702,895
Hawkins, Inc.	13,842	559,078
Innophos Holdings, Inc.	27,278	1,435,914
Innospec, Inc.	31,732	1,429,209
Intrepid Potash, Inc.*	74,006	883,632
KMG Chemicals, Inc.	13,479	342,906
Koppers Holdings, Inc.	27,320	675,350
Kraton Performance Polymers, Inc.*	41,642	994,411
Kronos Worldwide, Inc.	28,412	311,396
LSB Industries, Inc.*	26,102	1,066,006
Minerals Technologies, Inc.	45,946	3,130,301
Olin Corp.	102,508	2,762,591
OM Group, Inc.	39,755	1,335,768
OMNOVA Solutions, Inc.*	61,301	459,144
PolyOne Corp.	117,648	4,608,272
Quaker Chemical Corp.	17,524	1,556,832
Rayonier Advanced Materials, Inc.	53,580	871,211
Rentech, Inc.*	197,724	211,565
Senomyx, Inc.*	57,619	308,838
Sensient Technologies Corp.	61,661	4,213,913
Stepan Co.	25,484	1,378,939
Trecora Resources*	26,848	405,405
Tredegar Corp.	32,718	723,395
Trinseo S.A.*	15,688	421,066
Tronox Ltd., Class A	83,291	1,218,547
Valhi, Inc.	19,882	112,532

		49,338,977

Construction Materials (0.1%)
Headwaters, Inc.*	97,729	1,780,622
Summit Materials, Inc., Class A*	33,788	861,594
U.S. Concrete, Inc.*	19,340	732,793
United States Lime & Minerals, Inc.	2,390	138,907

		3,513,916

Containers & Packaging (0.3%)
AEP Industries, Inc.*	5,455	301,116
Berry Plastics Group, Inc.*	158,103	5,122,537
Greif, Inc., Class A	40,118	1,438,230
Myers Industries, Inc.	32,288	613,472

		7,475,355

Metals & Mining (0.9%)
AK Steel Holding Corp.*	235,297	910,599
Carpenter Technology Corp.	65,824	2,546,072
Century Aluminum Co.*	65,562	683,812
Cliffs Natural Resources, Inc.	202,240	875,699
Coeur Mining, Inc.*	179,212	1,023,301
Commercial Metals Co.	153,603	2,469,936
Globe Specialty Metals, Inc.	85,195	1,507,952
Handy & Harman Ltd.*	3,696	128,067

Haynes International, Inc.	16,339	805,840
Hecla Mining Co.	488,443	1,284,605
Horsehead Holding Corp.*	74,606	874,382
Kaiser Aluminum Corp.	22,328	1,855,010
Materion Corp.	26,548	935,817
Olympic Steel, Inc.	12,661	220,808
RTI International Metals, Inc.*	40,740	1,284,125
Ryerson Holding Corp.*	16,452	149,713
Schnitzer Steel Industries, Inc., Class A	34,471	602,208
Stillwater Mining Co.*	159,730	1,851,271
SunCoke Energy, Inc.	86,040	1,118,520
TimkenSteel Corp.	51,971	1,402,697
Worthington Industries, Inc.	63,336	1,903,880

		24,434,314

Paper & Forest Products (0.5%)
Boise Cascade Co.*	52,895	1,940,188
Clearwater Paper Corp.*	25,432	1,457,254
Deltic Timber Corp.	14,741	997,081
KapStone Paper and Packaging Corp.	113,172	2,616,537
Louisiana-Pacific Corp.*	189,070	3,219,862
Neenah Paper, Inc.	22,452	1,323,770
P.H. Glatfelter Co.	57,778	1,270,538
Schweitzer-Mauduit International, Inc.	40,543	1,616,855
Wausau Paper Corp.	55,504	509,527

		14,951,612

Total Materials		99,714,174

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	116,124	1,040,471
Atlantic Tele-Network, Inc.	13,150	908,402
Cincinnati Bell, Inc.*	281,856	1,076,690
Cogent Communications Holdings, Inc.	60,553	2,049,113
Consolidated Communications Holdings, Inc.	66,472	1,396,577
FairPoint Communications, Inc.*	28,113	512,219
General Communication, Inc., Class A*	46,939	798,432
Globalstar, Inc.*	623,291	1,315,144
Hawaiian Telcom Holdco, Inc.*	14,470	377,667
IDT Corp., Class B	22,713	410,651
inContact, Inc.*	81,410	803,517
Inteliquent, Inc.	43,939	808,478
Intelsat S.A.*	37,490	371,901
Iridium Communications, Inc.*	110,142	1,001,191
Lumos Networks Corp.	30,050	444,439
ORBCOMM, Inc.*	78,053	526,858
Pacific DataVision, Inc.*	16,862	710,396
Premiere Global Services, Inc.*	62,061	638,608
Straight Path Communications, Inc., Class B*	12,309	403,612
Vonage Holdings Corp.*	246,091	1,208,307
Windstream Holdings, Inc.	132,412	844,788

		17,647,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	47,605	$393,217
Leap Wireless International, Inc.*†	51,376	97,101
NTELOS Holdings Corp.*	25,782	119,113
RingCentral, Inc., Class A*	70,216	1,298,294
Shenandoah Telecommunications Co.	31,897	1,091,834
Spok Holdings, Inc.	28,725	483,729

		3,483,288

Total Telecommunication Services		21,130,749

Utilities (2.9%)
Electric Utilities (1.0%)
ALLETE, Inc.	64,371	2,986,171
Cleco Corp.	79,759	4,295,022
El Paso Electric Co.	53,300	1,847,378
Empire District Electric Co.	57,151	1,245,892
Genie Energy Ltd., Class B*	15,561	162,924
IDACORP, Inc.	66,537	3,735,387
MGE Energy, Inc.	45,208	1,750,906
Otter Tail Corp.	48,863	1,299,756
PNM Resources, Inc.	105,766	2,601,844
Portland General Electric Co.	104,478	3,464,490
Spark Energy, Inc., Class A	3,875	61,070
UIL Holdings Corp.	74,836	3,428,985
Unitil Corp.	18,555	612,686

		27,492,511

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	20,129	1,083,947
Laclede Group, Inc.	57,571	2,997,146
New Jersey Resources Corp.	112,815	3,108,053
Northwest Natural Gas Co.	35,211	1,485,200
ONE Gas, Inc.	69,378	2,952,728
Piedmont Natural Gas Co., Inc.	103,419	3,651,725
South Jersey Industries, Inc.	90,269	2,232,352
Southwest Gas Corp.	62,024	3,300,297
WGL Holdings, Inc.	65,729	3,568,428

		24,379,876

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	64,302	2,013,939
Atlantic Power Corp.	162,431	500,287
Dynegy, Inc.*	168,999	4,943,221
NRG Yield, Inc., Class A	48,383	1,063,942
NRG Yield, Inc., Class C	43,080	943,021
Ormat Technologies, Inc.	48,957	1,844,700
Pattern Energy Group, Inc.	67,330	1,910,825
Talen Energy Corp.*	109,237	1,874,507
Vivint Solar, Inc.*	27,816	338,521

		15,432,963

Multi-Utilities (0.3%)
Avista Corp.	82,535	2,529,698
Black Hills Corp.	59,157	2,582,203
NorthWestern Corp.	62,227	3,033,566

		8,145,467

Water Utilities (0.2%)
American States Water Co.	49,897	1,865,649
Artesian Resources Corp., Class A	10,295	217,122
California Water Service Group	62,770	1,434,294
Connecticut Water Service, Inc.	14,315	489,000
Consolidated Water Co., Ltd.	17,878	225,263
Middlesex Water Co.	20,009	451,403
SJW Corp.	21,127	648,388
York Water Co.	16,068	335,178

		5,666,297

Total Utilities		81,117,114

Total Common Stocks (89.1%) (Cost $2,163,458,709)		2,485,765,291

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*† (Cost $—)	93,004	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	16,544	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	139,714,650	139,714,650

Total Short-Term Investments (5.0%) (Cost $139,714,650)		139,714,650

Total Investments (94.1%) (Cost $2,303,173,359)		2,625,479,941
Other Assets Less Liabilities (5.9%)		164,940,497

Net Assets (100%)		$2,790,420,438

*	Non-income producing.
†	Securities (totaling $152,098 or 0.0% of net assets) held at fair value by management.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,426	September-15	$306,382,750	$303,347,040	$(3,035,710)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$362,910,356	$—	$—		$362,910,356
Consumer Staples	78,556,923	—	—		78,556,923
Energy	96,399,590	—	—		96,399,590
Financials	602,745,791	—	—		602,745,791
Health Care	398,015,906	—	54,997		398,070,903
Industrials	320,578,630	—	—		320,578,630
Information Technology	424,541,061	—	—	(b)	424,541,061
Materials	99,714,174	—	—		99,714,174
Telecommunication Services	21,033,648	—	97,101		21,130,749
Utilities	81,117,114	—	—		81,117,114
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	139,714,650	—	—		139,714,650
Warrants
Energy	—	—	—	(b)	—

Total Assets	$2,625,327,843	$—	$152,098		$2,625,479,941

Liabilities:
Futures	$(3,035,710)	$—	$—		$(3,035,710)

Total Liabilities	$(3,035,710)	$—	$—		$(3,035,710)

Total	$2,622,292,133	$—	$152,098		$2,622,444,231

(a)	A security with a market value of $97,101 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 31, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,035,710	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$65,250,307	$65,250,307

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(23,111,930)	$(23,111,930)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $658,618,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$913,343,452
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$326,692,732

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$448,376,516
Aggregate gross unrealized depreciation	(126,297,755)

Net unrealized appreciation	$322,078,761

Federal income tax cost of investments	$2,303,401,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $2,303,173,359)	$2,625,479,941
Cash	145,811,486
Cash held as collateral at broker	12,347,100
Receivable for securities sold	258,512,570
Dividends, interest and other receivables	2,725,883
Due from broker for futures variation margin	2,228,452
Receivable from Separate Accounts for Trust shares sold	1,965,834
Due from custodian	418,145
Other assets	26,382

Total assets	3,049,515,793

LIABILITIES
Payable for securities purchased	257,271,264
Investment management fees payable	1,039,448
Administrative fees payable	315,878
Payable to Separate Accounts for Trust shares redeemed	163,303
Distribution fees payable – Class IB	142,481
Trustees’ fees payable	7,365
Accrued expenses	155,616

Total liabilities	259,095,355

NET ASSETS	$2,790,420,438

Net assets were comprised of:
Paid in capital	$2,345,382,267
Accumulated undistributed net investment income (loss)	6,356,203
Accumulated undistributed net realized gain (loss) on investments and futures	119,411,096
Net unrealized appreciation (depreciation) on investments and futures	319,270,872

Net assets	$2,790,420,438

Class IB
Net asset value, offering and redemption price per share, $682,005,255 / 34,733,134 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.64

Class K
Net asset value, offering and redemption price per share, $2,108,415,183 / 106,624,142 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,537 foreign withholding tax)	$14,537,935
Interest	282,690

Total income	14,820,625

EXPENSES
Investment management fees	5,976,187
Administrative fees	1,834,632
Distribution fees – Class IB	856,334
Printing and mailing expenses	68,037
Custodian fees	50,567
Professional fees	36,433
Trustees’ fees	29,777
Distribution fees – Class IA (b)	2
Miscellaneous	33,543

Total expenses	8,885,512

NET INVESTMENT INCOME (LOSS)	5,935,113

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	55,117,954
Futures	65,250,307

Net realized gain (loss)	120,368,261

Change in unrealized appreciation (depreciation) on:
Investments	13,413,881
Futures	(23,111,930)

Net change in unrealized appreciation (depreciation)	(9,698,049)

NET REALIZED AND UNREALIZED GAIN (LOSS)	110,670,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,605,325

(b)	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,935,113	$6,190,953
Net realized gain (loss) on investments and futures	120,368,261	112,405,423
Net change in unrealized appreciation (depreciation) on investments and futures	(9,698,049)	(11,881,440)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,605,325	106,714,936

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA (b)	—	(2)
Class IB	—	(801,375)
Class K	—	(5,685,236)

	—	(6,486,613)

Distributions from net realized capital gains
Class IA (b)	—	(101)
Class IB	—	(33,631,936)
Class K	—	(87,541,150)

	—	(121,173,187)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(127,659,800)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6 shares, respectively ]	—	103
Capital shares repurchased [ (112) and 0 shares, respectively ]	(2,230)	—

Total Class IA transactions	(2,230)	103

Class IB
Capital shares sold [ 659,051 and 1,296,067 shares, respectively ]	12,564,903	24,171,126
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,841,160 shares, respectively ]	—	34,433,311
Capital shares repurchased [ (2,692,532) and (6,961,585) shares, respectively ]	(51,980,349)	(130,425,389)

Total Class IB transactions	(39,415,446)	(71,820,952)

Class K
Capital shares sold [ 8,807,573 and 23,940,812 shares, respectively ]	171,033,663	451,879,671
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,956,016 shares, respectively ]	—	93,226,386
Capital shares repurchased [ (205,664) and (5,239,726) shares, respectively ]	(3,988,083)	(99,867,937)

Total Class K transactions	167,045,580	445,238,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	127,627,904	373,417,271

TOTAL INCREASE (DECREASE) IN NET ASSETS	244,233,229	352,472,407
NET ASSETS:
Beginning of period	2,546,187,209	2,193,714,802

End of period (a)	$2,790,420,438	$2,546,187,209

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,356,203	$421,090

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$18.93	$19.13	$15.18	$13.35	$15.29		$12.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	(0.08)†	0.04	0.03		0.07
Net realized and unrealized gain (loss) on investments and futures	0.97	0.75	5.70	2.02	(1.61)		3.00

Total from investment operations	0.98	0.76	5.62	2.06	(1.58)		3.07

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)	(0.04)		(0.04)
Distributions from net realized gains	—	(0.94)	(1.66)	(0.20)	(0.32)		(0.48)

Total dividends and distributions	—	(0.96)	(1.67)	(0.23)	(0.36)		(0.52)

Net asset value, end of period	$19.91	$18.93	$19.13	$15.18	$13.35		$15.29

Total return (b)	5.18%	4.06%	37.49%	15.42%	(10.26)%		24.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$164	$142		$305,664
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.89%	0.68%		0.68%
Before waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.89%	0.70%		0.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.08%	(0.49)%	0.27%	0.16%		0.48%
Before waivers and reimbursements (a)(f)	0.24%	0.08%	(0.49)%	0.27%	0.14%		0.43%
Portfolio turnover rate (z)^	16%	19%	19%	19%	17%		18%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$18.81	$19.02	$15.11	$13.28	$15.23		$12.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	0.02	0.04	—	#	0.06
Net realized and unrealized gain (loss) on investments and futures	0.81	0.73	5.56	2.02	(1.63)		2.97

Total from investment operations	0.83	0.75	5.58	2.06	(1.63)		3.03

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)	—	#	—	#
Distributions from net realized gains	—	(0.94)	(1.66)	(0.20)	(0.32)		(0.48)

Total dividends and distributions	—	(0.96)	(1.67)	(0.23)	(0.32)		(0.48)

Net asset value, end of period	$19.64	$18.81	$19.02	$15.11	$13.28		$15.23

Total return (b)	4.41%	4.03%	37.40%	15.50%	(10.58)%		24.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$682,005	$691,603	$771,870	$73,210	$51,953		$25,972
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.87%	0.88%	0.89%	0.93%		0.93%
Before waivers and reimbursements (a)(f)	0.85%	0.87%	0.88%	0.89%	0.95	%(c)	0.99	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.26%	0.08%	0.13%	0.28%	0.01%		0.41%
Before waivers and reimbursements (a)(f)	0.26%	0.08%	0.13%	0.28%	—	%‡‡	0.39%
Portfolio turnover rate (z)^	16%	19%	19%	19%	17%		18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$18.92	$19.12	$15.18	$13.35	$12.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments and futures	0.80	0.73	5.61	2.01	0.53

Total from investment operations	0.85	0.80	5.66	2.09	0.55

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.94)	(1.66)	(0.20)	—

Total dividends and distributions	—	(1.00)	(1.72)	(0.26)	(0.04)

Net asset value, end of period	$19.77	$18.92	$19.12	$15.18	$13.35

Total return (b)	4.49%	4.31%	37.77%	15.71%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,108,415	$1,854,582	$1,421,843	$840,249	$464,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.62%	0.63%	0.64%	0.67%
Before waivers and reimbursements (a)(f)	0.60%	0.62%	0.63%	0.64%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.51%	0.35%	0.29%	0.56%	0.42%
Before waivers and reimbursements (a)(f)	0.51%	0.35%	0.29%	0.56%	0.42%
Portfolio turnover rate (z)^	16%	19%	19%	19%	17%
*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of underlying funds (‘indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$397,949,194	23.2%
Consumer Discretionary	196,513,757	11.5
Industrials	191,153,032	11.2
Health Care	170,265,138	9.9
Consumer Staples	165,282,115	9.6
Materials	111,520,132	6.5
Energy	78,682,113	4.6
Telecommunication Services	77,303,005	4.5
Information Technology	71,793,988	4.2
Utilities	54,314,525	3.2
Investment Companies	8,912,311	0.5
Cash and Other	189,377,802	11.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,049.70	$4.39
Hypothetical (5% average return before expenses)	1,000.00	1,020.51	4.33
Class K
Actual	1,000.00	1,051.20	3.12
Hypothetical (5% average return before expenses)	1,000.00	1,021.75	3.08

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.2%)
AGL Energy Ltd.	79,182	$949,994
Alumina Ltd.	286,971	338,761
Amcor Ltd.	138,825	1,469,555
AMP Ltd.	345,938	1,606,789
APA Group	135,271	859,995
Aristocrat Leisure Ltd.	62,212	367,197
Asciano Ltd.	110,715	568,057
ASX Ltd.	22,891	704,696
Aurizon Holdings Ltd.	243,628	964,292
AusNet Services	214,252	230,602
Australia & New Zealand Banking Group Ltd.	323,367	8,033,700
Bank of Queensland Ltd.	46,941	462,495
Bendigo & Adelaide Bank Ltd.	52,830	499,730
BHP Billiton Ltd.	371,703	7,757,600
BHP Billiton plc	245,367	4,815,306
Boral Ltd.	88,867	401,107
Brambles Ltd.	179,104	1,464,790
Caltex Australia Ltd.	31,080	763,756
CIMIC Group Ltd.	10,766	180,667
Coca-Cola Amatil Ltd.	63,352	447,245
Cochlear Ltd.	6,478	400,598
Commonwealth Bank of Australia	189,349	12,436,830
Computershare Ltd.	52,158	471,240
Crown Resorts Ltd.	41,110	386,965
CSL Ltd.	54,940	3,665,373
Dexus Property Group (REIT)	105,252	592,812
Federation Centres (REIT)	390,520	879,813
Flight Centre Travel Group Ltd.	6,786	178,591
Fortescue Metals Group Ltd.	182,373	268,756
Goodman Group (REIT)	199,495	965,081
GPT Group (REIT)	195,150	644,431
Harvey Norman Holdings Ltd.	67,903	236,281
Healthscope Ltd.	127,269	267,089
Iluka Resources Ltd.	48,503	287,405
Incitec Pivot Ltd.	196,677	584,223
Insurance Australia Group Ltd.	262,849	1,131,630
Lend Lease Group	61,959	718,501
Macquarie Group Ltd.	35,120	2,205,682
Medibank Pvt Ltd.*	303,939	471,353
Mirvac Group (REIT)	414,592	591,775
National Australia Bank Ltd.	306,628	7,880,441
Newcrest Mining Ltd.*	88,912	893,173
Orica Ltd.	42,686	700,844
Origin Energy Ltd.	126,069	1,164,304
Platinum Asset Management Ltd.	30,289	174,804
Qantas Airways Ltd.*	69,357	169,099
QBE Insurance Group Ltd.	158,799	1,674,867
Ramsay Health Care Ltd.	16,184	767,561
REA Group Ltd.	6,021	182,150
Santos Ltd.	111,807	675,453
Scentre Group (REIT)	611,496	1,769,249
Seek Ltd.	36,924	400,551
Sonic Healthcare Ltd.	42,041	693,173
South32 Ltd.*	612,818	846,347
Stockland Corp., Ltd. (REIT)	266,578	843,281
Suncorp Group Ltd.	146,365	1,516,622
Sydney Airport	123,423	474,231
Tabcorp Holdings Ltd.	95,651	335,788

Tatts Group Ltd.	156,095	448,019
Telstra Corp., Ltd.	487,855	2,311,124
TPG Telecom Ltd.	34,365	237,833
Transurban Group	221,238	1,587,474
Treasury Wine Estates Ltd.	75,181	289,449
Wesfarmers Ltd.	128,245	3,861,918
Westfield Corp. (REIT)	229,747	1,616,623
Westpac Banking Corp.	364,476	9,040,948
Woodside Petroleum Ltd.	84,420	2,229,545
Woolworths Ltd.	145,841	3,033,637
WorleyParsons Ltd.	22,658	181,985

		106,271,256

Austria (0.2%)
Andritz AG	8,852	489,979
Erste Group Bank AG*	34,078	967,843
OMV AG	16,286	448,101
Raiffeisen Bank International AG*	14,819	215,598
voestalpine AG	12,722	529,456

		2,650,977

Belgium (1.2%)
Ageas	23,609	909,504
Anheuser-Busch InBev N.V.	93,638	11,222,175
Colruyt S.A.	7,395	331,133
Delhaize Group S.A.	12,113	1,000,119
Groupe Bruxelles Lambert S.A.	9,404	756,948
KBC Groep N.V.	30,441	2,034,193
Proximus S.A.	17,849	630,200
Solvay S.A.	6,975	959,568
Telenet Group Holding N.V.*	6,154	334,738
UCB S.A.	14,651	1,051,725
Umicore S.A.	11,204	531,233

		19,761,536

Bermuda (0.0%)
Seadrill Ltd.	41,470	432,131

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	239,327	251,437

Denmark (1.5%)
A. P. Moller – Maersk A/S, Class A	286	502,174
A. P. Moller – Maersk A/S, Class B	979	1,773,111
Carlsberg A/S, Class B	12,649	1,148,294
Coloplast A/S, Class B	12,722	834,775
Danske Bank A/S	85,520	2,515,031
DSV A/S	20,169	653,423
ISS A/S	17,173	566,625
Novo Nordisk A/S, Class B	220,582	12,018,141
Novozymes A/S, Class B	27,868	1,324,707
Pandora A/S	13,445	1,444,575
TDC A/S	89,250	654,447
Tryg A/S	12,853	267,935
Vestas Wind Systems A/S	26,389	1,317,104
William Demant Holding A/S*	2,720	207,499

		25,227,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Finland (0.7%)
Elisa Oyj	16,278	$515,934
Fortum Oyj	53,420	949,311
Kone Oyj, Class B	36,836	1,494,825
Metso Oyj	12,927	355,104
Neste Oyj	14,841	378,230
Nokia Oyj	431,602	2,930,335
Nokian Renkaat Oyj	13,646	427,644
Orion Oyj, Class B	11,500	402,316
Sampo Oyj, Class A	51,100	2,406,933
Stora Enso Oyj, Class R	68,327	704,232
UPM-Kymmene Oyj	63,407	1,121,839
Wartsila Oyj Abp	17,069	799,614

		12,486,317

France (8.4%)
Accor S.A.	25,038	1,263,649
Aeroports de Paris S.A.	3,100	350,269
Air Liquide S.A.	39,948	5,052,612
Airbus Group SE	68,775	4,462,416
Alcatel-Lucent*	332,195	1,210,296
Alstom S.A.*	24,805	703,791
Arkema S.A.	7,612	548,466
Atos SE	10,038	749,564
AXA S.A.‡	226,787	5,721,622
BNP Paribas S.A.	124,007	7,486,194
Bollore S.A.	56,533	300,948
Bouygues S.A.	23,525	879,517
Bureau Veritas S.A.	29,489	679,214
Cap Gemini S.A.	18,406	1,628,667
Carrefour S.A.	64,212	2,055,971
Casino Guichard Perrachon S.A.	6,275	475,357
Christian Dior SE	6,135	1,197,615
Cie de Saint-Gobain	55,659	2,498,811
Cie Generale des Etablissements Michelin	21,443	2,246,899
CNP Assurances S.A.	16,998	283,874
Credit Agricole S.A.	122,683	1,824,554
Danone S.A.	67,158	4,341,775
Dassault Systemes S.A.	14,804	1,076,406
Edenred	23,099	570,791
Electricite de France S.A.	28,479	634,996
Essilor International S.A.	23,962	2,858,402
Eurazeo S.A.	5,067	335,265
Eutelsat Communications S.A.	19,001	613,256
Fonciere des Regions (REIT)	3,263	277,270
GDF Suez S.A.	172,145	3,193,480
Gecina S.A. (REIT)	3,807	469,200
Groupe Eurotunnel SE (Registered)	54,361	787,251
Hermes International	2,988	1,114,610
ICADE (REIT)	3,538	252,674
Iliad S.A.	3,040	673,931
Imerys S.A.	3,770	288,325
J.C. Decaux S.A.	8,649	360,913
Kering	8,629	1,540,649
Klepierre S.A. (REIT)	19,812	871,459
Lafarge S.A.	21,702	1,433,281
Lagardere S.C.A.	13,874	404,628
Legrand S.A.	30,629	1,719,630
L’Oreal S.A.	29,268	5,220,709
LVMH Moet Hennessy Louis Vuitton SE	32,402	5,676,787

Natixis S.A.	118,550	853,128
Numericable- SFR*	11,455	607,179
Orange S.A.	216,015	3,325,784
Pernod-Ricard S.A.	24,572	2,838,028
Peugeot S.A.*	51,395	1,056,856
Publicis Groupe S.A.	22,224	1,643,173
Remy Cointreau S.A.	2,723	196,260
Renault S.A.	22,432	2,336,277
Rexel S.A.	32,919	530,678
Safran S.A.	33,873	2,295,632
Sanofi S.A.	137,778	13,553,823
Schneider Electric SE	64,390	4,445,657
SCOR SE	16,406	578,794
Societe BIC S.A.	3,197	509,677
Societe Generale S.A.	85,432	3,987,861
Sodexo S.A.	10,455	992,837
Suez Environnement Co. S.A.	38,470	715,591
Technip S.A.	11,180	692,003
Thales S.A.	11,549	697,332
Total S.A.	247,757	12,034,552
Unibail-Rodamco SE (REIT)	11,497	2,905,711
Valeo S.A.	9,439	1,487,436
Vallourec S.A.	13,176	269,107
Veolia Environnement S.A.	56,728	1,156,718
Vinci S.A.	54,894	3,174,982
Vivendi S.A.	133,593	3,369,680
Wendel S.A.	3,615	443,119
Zodiac Aerospace	23,246	756,741

		143,790,610

Germany (7.9%)
adidas AG	24,374	1,865,451
Allianz SE (Registered)	53,021	8,257,731
Axel Springer SE	4,849	254,564
BASF SE	107,007	9,402,970
Bayer AG (Registered)	96,342	13,484,933
Bayerische Motoren Werke (BMW) AG	39,089	4,278,524
Bayerische Motoren Werke (BMW) AG (Preference) (q)	5,566	471,165
Beiersdorf AG	11,533	966,117
Brenntag AG	17,650	1,011,993
Commerzbank AG*	127,613	1,631,118
Continental AG	12,912	3,055,327
Daimler AG (Registered)	112,183	10,210,488
Deutsche Annington Immobilien SE	52,597	1,483,535
Deutsche Bank AG (Registered)	161,630	4,856,207
Deutsche Boerse AG	23,230	1,922,924
Deutsche Lufthansa AG (Registered)*	27,137	349,884
Deutsche Post AG (Registered)	112,801	3,295,441
Deutsche Telekom AG (Registered)	371,235	6,394,312
Deutsche Wohnen AG	35,654	817,038
E.ON SE	235,968	3,143,674
Evonik Industries AG	10,289	392,584
Fraport AG Frankfurt Airport Services Worldwide	4,302	270,211
Fresenius Medical Care AG & Co. KGaA	25,470	2,102,383
Fresenius SE & Co. KGaA	44,288	2,841,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Fuchs Petrolub SE (Preference) (q)	7,724	$326,232
GEA Group AG	20,963	935,058
Hannover Rueck SE	6,621	640,634
HeidelbergCement AG	16,567	1,313,751
Henkel AG & Co. KGaA	10,611	1,011,319
Henkel AG & Co. KGaA (Preference) (q)	21,568	2,418,936
Hugo Boss AG	7,445	832,081
Infineon Technologies AG	132,081	1,638,898
K+S AG (Registered)	22,864	963,137
Kabel Deutschland Holding AG*	2,269	303,551
Lanxess AG	10,810	637,405
Linde AG	21,506	4,073,516
MAN SE	2,422	249,468
Merck KGaA	15,336	1,528,160
Metro AG	19,139	603,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	19,882	3,524,306
OSRAM Licht AG	10,426	499,284
Porsche Automobil Holding SE (Preference) (q)	17,589	1,481,859
ProSiebenSat.1 Media AG (Registered)	26,269	1,297,370
RWE AG	58,228	1,251,895
SAP SE	114,326	7,978,767
Siemens AG (Registered)	91,902	9,256,985
Symrise AG	14,187	880,498
Telefonica Deutschland Holding AG	66,565	383,666
ThyssenKrupp AG	43,382	1,128,584
TUI AG	50,751	821,348
United Internet AG (Registered)	14,251	633,523
Volkswagen AG	2,744	634,926
Volkswagen AG (Preference) (q)	20,175	4,678,357

		134,687,003

Hong Kong (2.8%)
AIA Group Ltd.	1,385,612	9,071,709
ASM Pacific Technology Ltd.	28,800	285,342
Bank of East Asia Ltd.	156,600	684,862
BOC Hong Kong Holdings Ltd.	455,000	1,895,943
Cathay Pacific Airways Ltd.	124,000	304,899
Cheung Kong Infrastructure Holdings Ltd.	87,000	675,658
Cheung Kong Property Holdings Ltd.*	313,152	2,597,632
CK Hutchison Holdings Ltd.	310,652	4,564,669
CLP Holdings Ltd.	236,500	2,010,611
First Pacific Co., Ltd.	251,750	212,402
Galaxy Entertainment Group Ltd.	265,000	1,056,369
Hang Lung Properties Ltd.	253,000	752,320
Hang Seng Bank Ltd.	96,100	1,878,224
Henderson Land Development Co., Ltd.	127,758	874,349
HKT Trust & HKT Ltd.	316,013	371,802
Hong Kong & China Gas Co., Ltd.	757,432	1,588,823
Hong Kong Exchanges and Clearing Ltd.	128,700	4,542,617

Hysan Development Co., Ltd.	79,000	342,435
Kerry Properties Ltd.	81,000	317,666
Li & Fung Ltd.	690,000	547,439
Link REIT (REIT)	260,500	1,525,721
MTR Corp., Ltd.	161,500	752,127
New World Development Co., Ltd.	591,109	773,245
Noble Group Ltd.	565,454	319,074
NWS Holdings Ltd.	168,609	244,054
PCCW Ltd.	515,000	307,609
Power Assets Holdings Ltd.	171,500	1,564,210
Shangri-La Asia Ltd.	150,000	209,377
Sino Land Co., Ltd.	362,600	606,240
SJM Holdings Ltd.	249,000	269,830
Sun Hung Kai Properties Ltd.	194,000	3,143,423
Swire Pacific Ltd., Class A	66,000	829,731
Swire Properties Ltd.	139,600	445,730
Techtronic Industries Co., Ltd.	163,000	534,113
WH Group Ltd.*§	656,500	447,178
Wharf Holdings Ltd.	150,900	1,004,501
Wheelock & Co., Ltd.	109,000	556,843
Yue Yuen Industrial Holdings Ltd.	87,000	291,251

		48,400,028

Ireland (0.8%)
Bank of Ireland*	3,226,525	1,302,147
CRH plc	93,673	2,644,201
Experian plc	113,926	2,074,682
James Hardie Industries plc (CDI)	51,436	687,352
Kerry Group plc, Class A	17,255	1,279,051
Ryanair Holdings plc (ADR)	1,300	92,755
Shire plc	68,679	5,498,110

		13,578,298

Israel (0.5%)
Azrieli Group	3,823	152,659
Bank Hapoalim B.M.	127,643	687,604
Bank Leumi Le-Israel B.M.*	165,370	699,348
Bezeq Israeli Telecommunication Corp., Ltd.	220,606	375,865
Delek Group Ltd.	552	162,794
Israel Chemicals Ltd.	56,063	391,733
Israel Corp., Ltd.	383	135,077
Mizrahi Tefahot Bank Ltd.	16,129	200,055
NICE-Systems Ltd.	6,787	431,612
Teva Pharmaceutical Industries Ltd.	99,617	5,891,576

		9,128,323

Italy (1.9%)
Assicurazioni Generali S.p.A.	155,893	2,808,564
Atlantia S.p.A.	63,539	1,569,736
Banca Monte dei Paschi di Siena S.p.A.*	134,178	261,181
Banco Popolare SC*	23,047	379,243
Enel Green Power S.p.A.	202,996	396,722
Enel S.p.A.	818,076	3,706,498
Eni S.p.A.	317,130	5,628,554
EXOR S.p.A.	18,364	876,658
Finmeccanica S.p.A.*	29,026	365,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	527,056	$1,681,678
Intesa Sanpaolo S.p.A. (London Stock Exchange)	909,197	3,296,286
Luxottica Group S.p.A.	24,646	1,638,979
Mediobanca S.p.A.	65,121	638,518
Pirelli & C. S.p.A.	48,533	819,180
Prysmian S.p.A.	35,878	775,173
Saipem S.p.A.*	39,138	413,423
Snam S.p.A.	243,640	1,159,283
Telecom Italia S.p.A.*	1,393,250	1,767,615
Telecom Italia S.p.A. (RNC)	712,308	727,014
Terna Rete Elettrica Nazionale S.p.A.	174,866	772,779
UniCredit S.p.A.	315,393	2,118,486
Unione di Banche Italiane S.c.p.A.	62,167	498,663
UnipolSai S.p.A.	210,824	522,252

		32,821,502

Japan (20.2%)
ABC-Mart, Inc.	3,300	201,961
Acom Co., Ltd.*	50,400	193,553
Advantest Corp.	16,800	174,884
Aeon Co., Ltd.	77,100	1,094,589
AEON Financial Service Co., Ltd.	13,000	361,155
Aeon Mall Co., Ltd.	13,230	247,985
Air Water, Inc.	16,000	292,977
Aisin Seiki Co., Ltd.	21,800	928,039
Ajinomoto Co., Inc.	65,000	1,408,240
Alfresa Holdings Corp.	19,100	297,460
Amada Holdings Co., Ltd.	39,900	421,870
ANA Holdings, Inc.	142,000	385,327
Aozora Bank Ltd.	142,000	536,046
Asahi Glass Co., Ltd.	109,000	654,615
Asahi Group Holdings Ltd.	44,800	1,424,880
Asahi Kasei Corp.	146,000	1,199,518
Asics Corp.	18,200	470,670
Astellas Pharma, Inc.	249,500	3,558,461
Bandai Namco Holdings, Inc.	20,100	388,910
Bank of Kyoto Ltd.	43,000	495,404
Bank of Yokohama Ltd.	137,000	840,235
Benesse Holdings, Inc.	7,300	183,119
Bridgestone Corp.	75,100	2,778,243
Brother Industries Ltd.	26,300	372,629
Calbee, Inc.	8,900	375,242
Canon, Inc.	123,000	4,002,513
Casio Computer Co., Ltd.	23,700	467,861
Central Japan Railway Co.	16,800	3,034,391
Chiba Bank Ltd.	86,000	655,620
Chiyoda Corp.	19,000	168,289
Chubu Electric Power Co., Inc.	76,400	1,138,961
Chugai Pharmaceutical Co., Ltd.	25,900	894,125
Chugoku Bank Ltd.	19,600	309,250
Chugoku Electric Power Co., Inc.	35,000	510,765
Citizen Holdings Co., Ltd.	29,900	208,642
COLOPL, Inc.	6,900	139,426
Credit Saison Co., Ltd.	18,200	390,218
Dai Nippon Printing Co., Ltd.	61,000	630,261
Daicel Corp.	33,000	423,875
Daihatsu Motor Co., Ltd.	20,000	284,839

Dai-ichi Life Insurance Co., Ltd.	126,400	2,485,448
Daiichi Sankyo Co., Ltd.	74,000	1,368,926
Daikin Industries Ltd.	27,500	1,979,389
Daito Trust Construction Co., Ltd.	8,200	849,581
Daiwa House Industry Co., Ltd.	69,200	1,613,168
Daiwa Securities Group, Inc.	198,000	1,483,888
Denso Corp.	55,900	2,784,380
Dentsu, Inc.	25,581	1,325,191
Don Quijote Holdings Co., Ltd.	13,800	587,474
East Japan Railway Co.	38,909	3,500,332
Eisai Co., Ltd.	29,400	1,973,693
Electric Power Development Co., Ltd.	17,500	618,438
FamilyMart Co., Ltd.	6,600	303,616
FANUC Corp.	23,800	4,877,264
Fast Retailing Co., Ltd.	6,200	2,814,659
Fuji Electric Co., Ltd.	64,000	275,589
Fuji Heavy Industries Ltd.	68,100	2,508,435
Fujifilm Holdings Corp.	53,800	1,922,575
Fujitsu Ltd.	216,000	1,207,913
Fukuoka Financial Group, Inc.	94,000	487,723
GungHo Online Entertainment, Inc.	51,200	199,136
Gunma Bank Ltd.	46,000	339,780
Hachijuni Bank Ltd.	50,000	377,497
Hakuhodo DY Holdings, Inc.	26,500	283,871
Hamamatsu Photonics KK	16,300	480,802
Hankyu Hanshin Holdings, Inc.	126,000	744,356
Hikari Tsushin, Inc.	2,000	134,984
Hino Motors Ltd.	29,200	361,227
Hirose Electric Co., Ltd.	3,295	471,964
Hiroshima Bank Ltd.	61,000	364,849
Hisamitsu Pharmaceutical Co., Inc.	6,100	237,002
Hitachi Chemical Co., Ltd.	12,400	223,714
Hitachi Construction Machinery Co., Ltd.	12,300	215,477
Hitachi High-Technologies Corp.	7,800	219,561
Hitachi Ltd.	560,000	3,691,694
Hitachi Metals Ltd.	24,000	368,869
Hokuhoku Financial Group, Inc.	153,000	361,294
Hokuriku Electric Power Co.	20,600	307,018
Honda Motor Co., Ltd.	188,400	6,098,350
Hoya Corp.	49,500	1,984,692
Hulic Co., Ltd.	34,800	308,803
Ibiden Co., Ltd.	14,000	236,794
Idemitsu Kosan Co., Ltd.	9,300	182,603
IHI Corp.	162,000	754,504
Iida Group Holdings Co., Ltd.	16,600	264,493
INPEX Corp.	107,600	1,223,397
Isetan Mitsukoshi Holdings Ltd.	42,000	750,876
Isuzu Motors Ltd.	67,800	890,538
ITOCHU Corp.	182,100	2,405,979
ITOCHU Techno-Solutions Corp.	4,200	104,670
Iyo Bank Ltd.	29,700	364,986
J. Front Retailing Co., Ltd.	28,000	527,123
Japan Airlines Co., Ltd.	14,338	500,251
Japan Airport Terminal Co., Ltd.	5,200	283,401
Japan Display, Inc.*	42,000	158,206
Japan Exchange Group, Inc.	32,700	1,062,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Prime Realty Investment Corp. (REIT)	83	$258,050
Japan Real Estate Investment Corp. (REIT)	138	626,940
Japan Retail Fund Investment Corp. (REIT)	261	522,277
Japan Tobacco, Inc.	127,800	4,553,433
JFE Holdings, Inc.	56,800	1,260,753
JGC Corp.	23,000	434,498
Joyo Bank Ltd.	75,000	420,395
JSR Corp.	21,100	373,088
JTEKT Corp.	23,700	448,883
JX Holdings, Inc.	252,390	1,089,287
Kajima Corp.	97,000	455,734
Kakaku.com, Inc.	17,300	250,485
Kamigumi Co., Ltd.	24,000	225,518
Kaneka Corp.	29,000	212,077
Kansai Electric Power Co., Inc.*	83,000	919,283
Kansai Paint Co., Ltd.	26,000	403,007
Kao Corp.	58,700	2,730,556
Kawasaki Heavy Industries Ltd.	168,000	783,822
KDDI Corp.	203,100	4,902,214
Keihan Electric Railway Co., Ltd.	54,000	314,597
Keikyu Corp.	49,000	369,947
Keio Corp.	62,000	443,780
Keisei Electric Railway Co., Ltd.	32,000	380,700
Keyence Corp.	5,260	2,839,201
Kikkoman Corp.	18,000	562,569
Kintetsu Group Holdings Co., Ltd.	202,000	688,271
Kirin Holdings Co., Ltd.	94,900	1,307,361
Kobe Steel Ltd.	358,000	602,590
Koito Manufacturing Co., Ltd.	12,100	472,096
Komatsu Ltd.	108,100	2,170,214
Konami Corp.	10,400	193,409
Konica Minolta, Inc.	53,600	625,848
Kubota Corp.	130,000	2,062,303
Kuraray Co., Ltd.	38,900	475,821
Kurita Water Industries Ltd.	12,000	279,838
Kyocera Corp.	37,700	1,960,086
Kyowa Hakko Kirin Co., Ltd.	27,000	353,205
Kyushu Electric Power Co., Inc.*	50,600	587,098
Lawson, Inc.	7,200	493,002
LIXIL Group Corp.	30,700	609,560
M3, Inc.	22,800	458,664
Mabuchi Motor Co., Ltd.	5,900	373,134
Makita Corp.	13,700	743,294
Marubeni Corp.	184,600	1,059,318
Marui Group Co., Ltd.	28,100	379,764
Maruichi Steel Tube Ltd.	3,100	77,003
Mazda Motor Corp.	62,800	1,230,497
McDonald’s Holdings Co. Japan Ltd.	4,076	86,093
Medipal Holdings Corp.	14,100	230,075
MEIJI Holdings Co., Ltd.	7,111	918,036
Minebea Co., Ltd.	38,000	627,512
Miraca Holdings, Inc.	6,100	305,037
Mitsubishi Chemical Holdings Corp.	158,000	994,722
Mitsubishi Corp.	160,000	3,519,386
Mitsubishi Electric Corp.	224,000	2,895,518
Mitsubishi Estate Co., Ltd.	146,000	3,145,230

Mitsubishi Gas Chemical Co., Inc.	42,000	235,421
Mitsubishi Heavy Industries Ltd.	352,000	2,141,883
Mitsubishi Logistics Corp.	13,000	170,805
Mitsubishi Materials Corp.	124,000	476,202
Mitsubishi Motors Corp.	71,100	605,354
Mitsubishi Tanabe Pharma Corp.	24,600	368,844
Mitsubishi UFJ Financial Group, Inc.	1,492,500	10,729,268
Mitsubishi UFJ Lease & Finance Co., Ltd.	60,800	332,851
Mitsui & Co., Ltd.	196,300	2,666,575
Mitsui Chemicals, Inc.	102,000	379,213
Mitsui Fudosan Co., Ltd.	110,000	3,080,198
Mitsui O.S.K. Lines Ltd.	132,000	422,797
Mixi, Inc.	4,800	238,461
Mizuho Financial Group, Inc.	2,740,735	5,934,508
MS&AD Insurance Group Holdings, Inc.	59,080	1,840,683
Murata Manufacturing Co., Ltd.	23,700	4,136,389
Nabtesco Corp.	13,900	348,678
Nagoya Railroad Co., Ltd.	96,000	359,260
NEC Corp.	303,000	918,519
Nexon Co., Ltd.	15,500	213,278
NGK Insulators Ltd.	30,000	773,379
NGK Spark Plug Co., Ltd.	20,400	565,903
NH Foods Ltd.	20,000	456,592
NHK Spring Co., Ltd.	16,500	181,873
Nidec Corp.	25,500	1,909,609
Nikon Corp.	38,700	447,761
Nintendo Co., Ltd.	12,400	2,074,012
Nippon Building Fund, Inc. (REIT)	155	678,841
Nippon Electric Glass Co., Ltd.	48,000	243,167
Nippon Express Co., Ltd.	99,000	486,971
Nippon Paint Holdings Co., Ltd.	17,300	488,389
Nippon Prologis REIT, Inc. (REIT)	149	274,418
Nippon Steel & Sumitomo Metal Corp.	873,080	2,264,294
Nippon Telegraph & Telephone Corp.	86,848	3,146,142
Nippon Yusen KK	187,000	521,036
Nissan Motor Co., Ltd.	286,700	2,986,824
Nisshin Seifun Group, Inc.	23,715	315,464
Nissin Foods Holdings Co., Ltd.	7,000	307,145
Nitori Holdings Co., Ltd.	8,600	701,295
Nitto Denko Corp.	19,300	1,586,453
NOK Corp.	11,300	350,860
Nomura Holdings, Inc.	432,000	2,931,889
Nomura Real Estate Holdings, Inc.	14,600	306,590
Nomura Research Institute Ltd.	12,600	493,149
NSK Ltd.	55,400	855,999
NTT Data Corp.	15,000	655,718
NTT DOCOMO, Inc.	175,700	3,365,125
NTT Urban Development Corp.	14,300	142,316
Obayashi Corp.	74,000	539,952
Odakyu Electric Railway Co., Ltd.	70,000	653,757
Oji Holdings Corp.	91,000	395,571
Olympus Corp.	30,100	1,040,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Omron Corp.	22,700	$986,755
Ono Pharmaceutical Co., Ltd.	9,600	1,048,756
Oracle Corp. Japan	4,300	179,891
Oriental Land Co., Ltd.	23,700	1,513,384
ORIX Corp.	156,000	2,321,167
Osaka Gas Co., Ltd.	221,000	872,732
Otsuka Corp.	5,800	271,079
Otsuka Holdings Co., Ltd.	44,800	1,428,907
Panasonic Corp.	256,500	3,524,163
Park24 Co., Ltd.	10,400	178,198
Rakuten, Inc.	93,400	1,509,160
Recruit Holdings Co., Ltd.	16,700	509,658
Resona Holdings, Inc.	261,205	1,426,772
Ricoh Co., Ltd.	80,300	833,280
Rinnai Corp.	3,900	307,513
Rohm Co., Ltd.	11,200	751,334
Sankyo Co., Ltd.	5,300	187,731
Sanrio Co., Ltd.	5,400	146,709
Santen Pharmaceutical Co., Ltd.	42,700	604,642
SBI Holdings, Inc.	27,220	374,988
Secom Co., Ltd.	24,600	1,596,985
Sega Sammy Holdings, Inc.	20,900	273,236
Seibu Holdings, Inc.	14,400	333,688
Seiko Epson Corp.	31,800	564,103
Sekisui Chemical Co., Ltd.	47,000	577,203
Sekisui House Ltd.	68,800	1,092,840
Seven & i Holdings Co., Ltd.	87,400	3,756,375
Seven Bank Ltd.	77,000	356,735
Sharp Corp.*	170,000	206,970
Shikoku Electric Power Co., Inc.	21,400	320,515
Shimadzu Corp.	29,000	394,060
Shimamura Co., Ltd.	2,500	262,696
Shimano, Inc.	9,200	1,255,383
Shimizu Corp.	68,000	572,848
Shin-Etsu Chemical Co., Ltd.	47,600	2,955,529
Shinsei Bank Ltd.	220,000	444,009
Shionogi & Co., Ltd.	35,200	1,364,742
Shiseido Co., Ltd.	42,100	955,622
Shizuoka Bank Ltd.	63,000	658,390
Showa Shell Sekiyu KK	20,800	181,852
SMC Corp.	6,200	1,867,574
SoftBank Corp.	111,700	6,579,608
Sompo Japan Nipponkoa Holdings, Inc.	39,025	1,432,208
Sony Corp.*	136,800	3,869,209
Sony Financial Holdings, Inc.	19,800	347,190
Stanley Electric Co., Ltd.	16,000	333,636
Sumitomo Chemical Co., Ltd.	177,000	1,064,444
Sumitomo Corp.	128,800	1,498,641
Sumitomo Dainippon Pharma Co., Ltd.	17,600	193,998
Sumitomo Electric Industries Ltd.	86,200	1,336,123
Sumitomo Heavy Industries Ltd.	65,000	379,213
Sumitomo Metal Mining Co., Ltd.	56,000	852,686
Sumitomo Mitsui Financial Group, Inc.	149,397	6,663,874
Sumitomo Mitsui Trust Holdings, Inc.	394,680	1,807,882
Sumitomo Realty & Development Co., Ltd.	41,000	1,438,358
Sumitomo Rubber Industries Ltd.	19,000	294,505
Suntory Beverage & Food Ltd.	15,900	633,350

Suruga Bank Ltd.	22,500	482,964
Suzuken Co., Ltd.	8,120	260,084
Suzuki Motor Corp.	42,500	1,435,940
Sysmex Corp.	17,000	1,014,013
T&D Holdings, Inc.	67,800	1,011,031
Taiheiyo Cement Corp.	131,000	383,201
Taisei Corp.	119,000	683,556
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	222,993
Taiyo Nippon Sanso Corp.	17,000	205,720
Takashimaya Co., Ltd.	32,000	290,232
Takeda Pharmaceutical Co., Ltd.	91,500	4,419,304
TDK Corp.	14,600	1,117,800
Teijin Ltd.	115,000	446,337
Terumo Corp.	35,400	849,531
THK Co., Ltd.	14,000	302,684
Tobu Railway Co., Ltd.	110,000	472,770
Toho Co., Ltd.	13,300	330,911
Toho Gas Co., Ltd.	49,000	290,272
Tohoku Electric Power Co., Inc.	53,400	723,432
Tokio Marine Holdings, Inc.	80,900	3,367,280
Tokyo Electric Power Co., Inc.*	172,400	939,582
Tokyo Electron Ltd.	19,900	1,259,675
Tokyo Gas Co., Ltd.	278,000	1,476,488
Tokyo Tatemono Co., Ltd.	24,000	333,374
Tokyu Corp.	128,000	857,621
Tokyu Fudosan Holdings Corp.	60,000	462,802
TonenGeneral Sekiyu KK	31,000	288,508
Toppan Printing Co., Ltd.	58,000	485,288
Toray Industries, Inc.	170,000	1,438,371
Toshiba Corp.	467,000	1,606,463
TOTO Ltd.	33,000	594,828
Toyo Seikan Group Holdings Ltd.	19,100	306,199
Toyo Suisan Kaisha Ltd.	9,600	350,239
Toyoda Gosei Co., Ltd.	4,900	118,231
Toyota Industries Corp.	18,700	1,066,520
Toyota Motor Corp.	316,700	21,227,194
Toyota Tsusho Corp.	23,900	641,512
Trend Micro, Inc.	12,200	417,682
Unicharm Corp.	43,400	1,031,763
United Urban Investment Corp. (REIT)	267	377,642
USS Co., Ltd.	24,300	438,804
West Japan Railway Co.	19,300	1,235,572
Yahoo! Japan Corp.	167,600	676,508
Yakult Honsha Co., Ltd.	10,400	616,938
Yamada Denki Co., Ltd.	84,900	339,919
Yamaguchi Financial Group, Inc.	25,000	311,517
Yamaha Corp.	19,600	395,571
Yamaha Motor Co., Ltd.	30,700	671,519
Yamato Holdings Co., Ltd.	39,900	772,505
Yamazaki Baking Co., Ltd.	13,000	216,587
Yaskawa Electric Corp.	27,100	347,206
Yokogawa Electric Corp.	26,100	335,673
Yokohama Rubber Co., Ltd.	12,000	241,010

		346,325,143

Luxembourg (0.3%)
Altice S.A.*	10,216	1,407,149
ArcelorMittal S.A.	120,050	1,168,805
Millicom International Cellular S.A. (SDR)	7,265	535,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

RTL Group S.A.	4,177	$377,475
SES S.A. (FDR)	37,449	1,258,137
Tenaris S.A.	69,333	933,734

		5,681,202

Macau (0.1%)
MGM China Holdings Ltd.	123,600	202,185
Sands China Ltd.	274,800	925,270
Wynn Macau Ltd.	194,000	323,853

		1,451,308

Mexico (0.0%)
Fresnillo plc	24,850	270,976

Netherlands (3.1%)
Aegon N.V.	211,561	1,554,781
Akzo Nobel N.V.	28,814	2,096,687
ASML Holding N.V.	40,892	4,226,049
Boskalis Westminster N.V.	9,923	485,651
Delta Lloyd N.V.	24,298	398,880
Gemalto N.V.	9,292	827,492
Heineken Holding N.V.	10,991	771,346
Heineken N.V.	26,778	2,032,125
ING Groep N.V. (CVA)	455,315	7,517,673
Koninklijke Ahold N.V.	104,486	1,956,968
Koninklijke DSM N.V.	21,071	1,221,532
Koninklijke KPN N.V.	377,529	1,443,646
Koninklijke Philips N.V.	109,063	2,774,658
Koninklijke Vopak N.V.	7,867	396,998
NN Group N.V.	17,107	480,894
OCI N.V.*	10,016	283,067
QIAGEN N.V.*	24,811	609,500
Randstad Holding N.V.	15,150	986,544
Royal Dutch Shell plc, Class A	445,434	12,503,502
Royal Dutch Shell plc, Class B	286,344	8,130,018
TNT Express N.V.	57,104	484,407
Wolters Kluwer N.V.	35,750	1,061,960

		52,244,378

New Zealand (0.1%)
Auckland International Airport Ltd.	99,436	332,534
Contact Energy Ltd.	34,758	118,004
Fletcher Building Ltd.	74,943	412,375
Meridian Energy Ltd.	162,106	237,278
Mighty River Power Ltd.	104,214	197,032
Ryman Healthcare Ltd.	38,023	204,069
Spark New Zealand Ltd.	200,092	378,981

		1,880,273

Norway (0.5%)
DNB ASA	118,040	1,969,228
Gjensidige Forsikring ASA	21,764	350,869
Norsk Hydro ASA	156,856	661,198
Orkla ASA	93,114	732,755
Statoil ASA	129,287	2,310,213
Telenor ASA	86,920	1,904,592
Yara International ASA	20,971	1,092,355

		9,021,210

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	5,005,506	435,270
EDP – Energias de Portugal S.A.	153,309	581,971

Galp Energia SGPS S.A.	54,234	$636,068
Jeronimo Martins SGPS S.A.	34,373	440,689

		2,093,998

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT)	257,900	471,050
CapitaLand Commercial Trust (REIT)	249,200	288,638
CapitaLand Ltd.	320,700	833,389
CapitaLand Mall Trust (REIT)	294,100	469,477
City Developments Ltd.	48,100	349,273
ComfortDelGro Corp., Ltd.	257,200	597,718
DBS Group Holdings Ltd.	201,300	3,092,324
Genting Singapore plc	730,041	485,122
Global Logistic Properties Ltd.	381,600	716,819
Golden Agri-Resources Ltd.	838,909	255,376
Hutchison Port Holdings Trust (BATS Exchange)	309,900	193,687
Hutchison Port Holdings Trust (Singapore Stock Exchange)	371,000	233,730
Jardine Cycle & Carriage Ltd.	12,000	294,910
Keppel Corp., Ltd.	172,600	1,053,400
Oversea-Chinese Banking Corp., Ltd.	347,306	2,625,070
Sembcorp Industries Ltd.	115,800	334,456
Sembcorp Marine Ltd.	107,200	226,044
Singapore Airlines Ltd.	64,800	516,245
Singapore Exchange Ltd.	93,300	542,406
Singapore Press Holdings Ltd.	83,036	251,540
Singapore Technologies Engineering Ltd.	173,100	424,123
Singapore Telecommunications Ltd.	933,200	2,917,008
StarHub Ltd.	77,590	227,553
Suntec Real Estate Investment Trust (REIT)	288,300	369,245
United Overseas Bank Ltd.	149,745	2,564,961
UOL Group Ltd.	54,200	278,475
Wilmar International Ltd.	223,400	544,049

		21,156,088

South Africa (0.1%)
Investec plc	67,887	610,138
Mondi plc	43,316	933,106

		1,543,244

Spain (3.1%)
Abertis Infraestructuras S.A.	54,712	897,246
Abertis Infraestructuras S.A. – Interim Shares*†	2,735	44,853
ACS Actividades de Construccion y Servicios S.A.	22,939	737,925
Aena S.A.*§	8,156	852,351
Amadeus IT Holding S.A., Class A	52,894	2,108,432
Banco Bilbao Vizcaya Argentaria S.A.	752,352	7,374,375
Banco de Sabadell S.A.	594,076	1,433,892
Banco de Sabadell S.A. – Interim Shares*†	10,026	24,199
Banco Popular Espanol S.A.	207,849	1,007,057
Banco Santander S.A.	1,699,343	11,867,226
Bankia S.A.*	580,042	735,899
Bankinter S.A.	85,699	633,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CaixaBank S.A.	278,999	$1,292,691
Distribuidora Internacional de Alimentacion S.A.	77,387	590,983
Enagas S.A.	11,376	309,390
Endesa S.A.	20,741	396,908
Ferrovial S.A.	55,261	1,198,270
Gas Natural SDG S.A.	45,233	1,025,706
Grifols S.A.	17,706	713,189
Iberdrola S.A.	630,177	4,244,824
Inditex S.A.	129,016	4,193,465
Mapfre S.A.	137,735	474,021
Red Electrica Corporacion S.A.	6,444	516,393
Repsol S.A.	121,778	2,138,286
Telefonica S.A.	520,324	7,396,061
Zardoya Otis S.A.	19,029	207,265
Zardoya Otis S.A. – Interim Shares*†	761	8,289

		52,422,541

Sweden (2.6%)
Alfa Laval AB	33,259	585,353
Assa Abloy AB, Class B	116,775	2,198,903
Atlas Copco AB, Class A	82,937	2,321,077
Atlas Copco AB, Class B	40,304	1,003,972
Boliden AB	32,929	600,200
Electrolux AB	27,868	873,370
Elekta AB, Class B	41,381	259,572
Getinge AB, Class B	23,101	555,939
Hennes & Mauritz AB, Class B	109,227	4,205,777
Hexagon AB, Class B	29,807	1,080,119
Husqvarna AB, Class B	46,203	348,061
ICA Gruppen AB	8,410	298,363
Industrivarden AB, Class C	19,988	376,620
Investment AB Kinnevik, Class B	27,623	873,356
Investor AB, Class B	55,226	2,057,855
Lundin Petroleum AB*	24,890	426,350
Nordea Bank AB	355,703	4,436,714
Sandvik AB	124,834	1,380,126
Securitas AB, Class B	35,802	473,338
Skandinaviska Enskilda Banken AB, Class A	179,245	2,291,956
Skanska AB, Class B	43,413	879,797
SKF AB, Class B	46,538	1,061,580
Svenska Cellulosa AB S.C.A., Class B	67,694	1,721,370
Svenska Handelsbanken AB, Class A	176,281	2,573,026
Swedbank AB, Class A	106,701	2,488,019
Swedish Match AB	22,335	635,306
Tele2 AB, Class B	35,258	410,004
Telefonaktiebolaget LM Ericsson, Class B	352,367	3,651,251
TeliaSonera AB	289,667	1,705,537
Volvo AB, Class B	178,846	2,219,974

		43,992,885

Switzerland (8.6%)
ABB Ltd. (Registered)*	256,179	5,364,977
Actelion Ltd. (Registered)*	12,123	1,773,813
Adecco S.A. (Registered)*	20,167	1,637,173
Aryzta AG*	10,128	499,386
Baloise Holding AG (Registered)	5,530	674,282
Barry Callebaut AG (Registered)*	242	275,662

Chocoladefabriken Lindt & Sprungli AG	118	623,982
Chocoladefabriken Lindt & Sprungli AG (Registered)	11	688,037
Cie Financiere Richemont S.A. (Registered)	60,800	4,945,548
Coca-Cola HBC AG*	22,986	494,077
Credit Suisse Group AG (Registered)*	178,752	4,913,553
Dufry AG (Registered)*	3,123	434,905
EMS-Chemie Holding AG (Registered)	916	386,994
Geberit AG (Registered)	4,421	1,473,903
Givaudan S.A. (Registered)*	1,079	1,867,289
Glencore plc*	1,290,256	5,175,734
Holcim Ltd. (Registered)*	27,108	2,000,590
Julius Baer Group Ltd.*	26,831	1,505,199
Kuehne + Nagel International AG (Registered)	6,067	805,299
Lonza Group AG (Registered)*	6,289	840,148
Nestle S.A. (Registered)	374,314	27,024,114
Novartis AG (Registered)	267,382	26,353,550
Pargesa Holding S.A.	3,447	231,902
Partners Group Holding AG	1,972	589,522
Roche Holding AG	81,562	22,856,029
Schindler Holding AG	5,826	952,773
Schindler Holding AG (Registered)	1,562	255,113
SGS S.A. (Registered)	632	1,153,208
Sika AG	250	881,865
Sonova Holding AG (Registered)	6,200	838,205
STMicroelectronics N.V.	75,839	621,859
Sulzer AG (Registered)	2,793	287,231
Swatch Group AG	3,778	1,471,276
Swatch Group AG (Registered)	4,713	353,872
Swiss Life Holding AG (Registered)*	3,620	828,966
Swiss Prime Site AG (Registered)*	4,110	311,893
Swiss Reinsurance AG	40,543	3,588,356
Swisscom AG (Registered)	2,950	1,653,351
Syngenta AG (Registered)	10,795	4,387,507
Transocean Ltd.	40,841	660,480
UBS Group AG (Registered)*	427,805	9,073,612
Wolseley plc	30,036	1,917,495
Zurich Insurance Group AG*	17,316	5,271,013

		147,943,743

United Kingdom (16.2%)
3i Group plc	115,406	936,578
Aberdeen Asset Management plc	112,337	713,098
Admiral Group plc	23,748	517,546
Aggreko plc	29,219	660,650
Amec Foster Wheeler plc	41,695	535,571
Anglo American plc	161,755	2,334,437
Antofagasta plc	45,682	494,908
ARM Holdings plc	164,397	2,678,662
Ashtead Group plc	59,163	1,021,629
Associated British Foods plc	41,010	1,849,985
AstraZeneca plc	146,411	9,245,640
Aviva plc	464,271	3,592,718
Babcock International Group plc	28,256	479,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

BAE Systems plc	361,170	$2,560,507
Barclays plc	1,931,264	7,904,869
Barratt Developments plc	116,714	1,126,912
BG Group plc	396,092	6,593,899
BP plc	2,107,622	13,913,692
British American Tobacco plc	215,815	11,580,242
British Land Co. plc (REIT)	111,978	1,396,127
BT Group plc	969,486	6,857,918
Bunzl plc	36,619	1,000,004
Burberry Group plc	51,028	1,259,592
Capita plc	75,936	1,477,113
Centrica plc	582,118	2,412,854
CNH Industrial N.V.	131,582	1,199,958
Cobham plc	124,047	512,610
Compass Group plc	193,068	3,194,361
Croda International plc	15,541	672,005
Diageo plc	290,834	8,412,871
Direct Line Insurance Group plc	154,884	817,206
Dixons Carphone plc	111,999	798,062
easyJet plc	18,819	457,142
Fiat Chrysler Automobiles N.V.*	114,789	1,681,559
G4S plc	174,060	734,599
GKN plc	186,772	981,642
GlaxoSmithKline plc	563,898	11,717,677
Hammerson plc (REIT)	89,703	867,522
Hargreaves Lansdown plc	31,764	575,453
HSBC Holdings plc	2,233,084	20,003,288
ICAP plc	66,180	550,602
IMI plc	30,709	542,830
Imperial Tobacco Group plc	111,210	5,359,236
Inmarsat plc	50,970	733,193
InterContinental Hotels Group plc	27,900	1,124,880
International Consolidated Airlines Group S.A.*	102,709	798,788
Intertek Group plc	18,673	718,829
Intu Properties plc (REIT)	103,804	501,702
ITV plc	447,820	1,852,677
J Sainsbury plc	154,027	642,066
Johnson Matthey plc	23,378	1,115,939
Kingfisher plc	270,103	1,473,939
Land Securities Group plc (REIT)	91,362	1,728,373
Legal & General Group plc	682,060	2,667,428
Lloyds Banking Group plc	6,659,256	8,918,964
London Stock Exchange Group plc	38,173	1,421,510
Marks & Spencer Group plc	190,152	1,601,441
Meggitt plc	90,167	660,772
Melrose Industries plc	111,450	433,412
Merlin Entertainments plc§	80,001	536,871
National Grid plc	441,693	5,671,451
Next plc	16,496	1,930,991
Old Mutual plc	573,353	1,815,275
Pearson plc	95,350	1,805,315
Persimmon plc*	35,568	1,103,753
Petrofac Ltd.	29,028	422,123
Prudential plc	297,696	7,168,343
Randgold Resources Ltd.	10,571	711,725
Reckitt Benckiser Group plc	74,682	6,439,844

Reed Elsevier N.V.	78,088	1,852,125
Reed Elsevier plc	131,422	2,137,242
Rexam plc	77,963	676,196
Rio Tinto Ltd.	50,567	2,097,054
Rio Tinto plc	147,076	6,040,775
Rolls-Royce Holdings plc*	215,466	2,945,393
Rolls-Royce Holdings plc, Class C (b)*†	17,401,233	27,342
Royal Bank of Scotland Group plc*	301,903	1,667,393
Royal Mail plc	73,902	597,430
RSA Insurance Group plc	116,696	728,300
SABMiller plc	112,292	5,829,538
Sage Group plc	123,847	997,297
Schroders plc	15,630	779,982
Segro plc (REIT)	81,557	520,018
Severn Trent plc	29,531	965,596
Sky plc	120,292	1,960,021
Smith & Nephew plc	103,890	1,753,167
Smiths Group plc	44,573	790,699
Sports Direct International plc*	29,664	334,890
SSE plc	115,864	2,796,308
Standard Chartered plc	288,673	4,621,954
Standard Life plc	226,056	1,577,046
Subsea 7 S.A.*	28,695	280,895
Tate & Lyle plc	52,521	428,710
Taylor Wimpey plc	387,067	1,129,997
Tesco plc	942,977	3,149,253
Travis Perkins plc	28,276	937,445
Tullow Oil plc	106,168	566,676
Unilever N.V. (CVA)	189,943	7,910,218
Unilever plc	148,456	6,368,039
United Utilities Group plc	83,863	1,175,386
Vodafone Group plc	3,073,321	11,099,354
Weir Group plc	24,695	658,470
Whitbread plc	21,154	1,643,962
William Hill plc	101,090	640,275
WM Morrison Supermarkets plc	256,208	727,841
WPP plc	153,895	3,448,175

		278,083,330

United States (0.1%)
Carnival plc	21,729	1,109,264

Total Common Stocks (88.4%) (Cost $1,437,347,436)		1,514,706,842

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	1,333	7,027

Spain (0.0%)
Repsol S.A., expiring 7/3/15*	121,778	63,130

Total Rights (0.0%) (Cost $—)		70,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,912,311	$8,912,311

Total Short-Term Investments (0.5%) (Cost $8,912,311)		8,912,311

Total Investments (88.9%) (Cost $1,446,259,747)		1,523,689,310
Other Assets Less Liabilities (11.1%)		189,377,802

Net Assets (100%)		$1,713,067,112

*	Non-income producing.
†	Securities (totaling $104,683 or 0.0% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $1,836,400 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,461,444	$3,061,233	$—	$5,721,622	$95,971	$—

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	2,029	September-15	$77,109,158	$77,723,372	$614,214
FTSE 100 Index	476	September-15	49,629,894	48,569,599	(1,060,295)
SPI 200 Index	191	September-15	20,238,605	19,883,364	(355,241)
TOPIX Index	373	September-15	50,172,627	49,693,712	(478,915)

					$(1,280,237)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	5,000	$3,841,095	$3,847,250	$(6,155)
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	10,000	15,703,490	15,444,200	259,290
European Union Euro vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	24,000	26,786,399	27,084,672	(298,273)
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	1,500,000	12,269,376	12,189,513	79,863

					$34,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	2,182	$1,680,732	$1,675,974	$4,758
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	6,778	10,578,483	10,643,475	(64,992)
European Union Euro vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	16,878	19,022,190	18,837,962	184,228
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	881,445	7,146,700	7,209,856	(63,156)

					$60,838

					$95,563

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 17,209,968, CHF 22,684, DKK 16,737, EUR 67,490,994, GBP 43,133,065, HKD 76,761, ILS 35,814, JPY 45,308,422, NOK 42,425, NZD 19,528, SEK 5,888 and SGD 80,035.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$196,506,729	$—	$196,506,729
Consumer Staples	—	165,282,115	—	165,282,115
Energy	—	78,618,983	—	78,618,983
Financials	—	397,924,995	24,199	397,949,194
Health Care	—	170,265,138	—	170,265,138
Industrials	286,442	190,786,106	80,484	191,153,032
Information Technology	—	71,793,988	—	71,793,988
Materials	—	111,520,132	—	111,520,132
Telecommunication Services	—	77,303,005	—	77,303,005
Utilities	—	54,314,525	—	54,314,525
Forward Currency Contracts	—	528,139	—	528,139
Futures	614,214	—	—	614,214
Rights
Consumer Discretionary	—	7,027	—	7,027
Energy	—	63,131	—	63,131
Short-Term Investments	8,912,311	—	—	8,912,311

Total Assets	$9,812,967	$1,514,914,013	$104,683	$1,524,831,663

Liabilities:
Forward Currency Contracts	$—	$(432,576)	$—	$(432,576)
Futures	(1,894,451)	—	—	(1,894,451)

Total Liabilities	$(1,894,451)	$(432,576)	$—	$(2,327,027)

Total	$7,918,516	$1,514,481,437	$104,683	$1,522,504,636

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$528,139
Equity contracts	Receivables, Net assets – Unrealized appreciation	614,214	*

Total		$1,142,353

	Liability Derivatives
Foreign exchange contracts	Payables	$(432,576)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,894,451	)*

Total		$(2,327,027)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(3,933,861)	$(3,933,861)
Equity contracts	114,898,647	—	114,898,647

Total	$114,898,647	$(3,933,861)	$110,964,786

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,104,450	$1,104,450
Equity contracts	(25,699,477)	—	(25,699,477)

Total	$(25,699,477)	$1,104,450	$(24,595,027)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $62,101,000 and futures contracts with an average notional balance of approximately $695,236,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Credit Suisse	$339,153	$(339,153)	$—	$—
HSBC Bank plc	188,986	(63,156)	—	125,830

Total	$528,139	$(402,309)	$—	$125,830

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$369,420	$(339,153)	$—	$30,267
HSBC Bank plc	63,156	(63,156)	—	—

Total	$432,576	$(402,309)	$—	$30,267

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$758,221,341
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,886,684

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,234,217
Aggregate gross unrealized depreciation	(64,224,808)

Net unrealized appreciation	$75,009,409

Federal income tax cost of investments	$1,448,679,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,038,864)	$5,721,622
Unaffiliated Issuers (Cost $1,441,220,883)	1,517,967,688
Cash	1,992,824
Foreign cash (Cost $195,477,171)	173,442,321
Cash held as collateral at broker	12,486,530
Dividends, interest and other receivables	3,747,560
Receivable from Separate Accounts for Trust shares sold	1,577,166
Unrealized appreciation on forward foreign currency contracts	528,139
Receivable for securities sold	2,972
Other assets	33,576

Total assets	1,717,500,398

LIABILITIES
Due to broker for futures variation margin	2,908,761
Investment management fees payable	645,194
Unrealized depreciation on forward foreign currency contracts	432,576
Administrative fees payable	196,068
Payable to Separate Accounts for Trust shares redeemed	128,991
Distribution fees payable – Class IB	28,127
Trustees’ fees payable	4,079
Accrued expenses	89,490

Total liabilities	4,433,286

NET ASSETS	$1,713,067,112

Net assets were comprised of:
Paid in capital	$1,635,178,874
Accumulated undistributed net investment income (loss)	10,148,002
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	13,610,037
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	54,130,199

Net assets	$1,713,067,112

Class IB
Net asset value, offering and redemption price per share, $132,848,298 / 10,316,232 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.88

Class K
Net asset value, offering and redemption price per share, $1,580,218,814 / 122,253,550 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($95,971 of dividend income received from affiliates) (net of $1,774,206 foreign withholding tax)	$18,692,878
Interest	35,055

Total income	18,727,933

EXPENSES
Investment management fees	3,696,467
Administrative fees	1,134,672
Distribution fees – Class IB	168,508
Custodian fees	69,108
Printing and mailing expenses	41,900
Professional fees	32,021
Trustees’ fees	18,340
Miscellaneous	54,656

Total expenses	5,215,672

NET INVESTMENT INCOME (LOSS)	13,512,261

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(10,728)
Futures	114,898,647
Foreign currency transactions	(97,313,868)

Net realized gain (loss)	17,574,051

Change in unrealized appreciation (depreciation) on:
Investments ($198,945 of change in unrealized appreciation (depreciation) from affiliates)	11,525,654
Futures	(25,699,477)
Foreign currency translations	59,577,215

Net change in unrealized appreciation (depreciation)	45,403,392

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,977,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,489,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,512,261	$20,108,882
Net realized gain (loss) on investments, futures and foreign currency transactions	17,574,051	19,776,354
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	45,403,392	(132,450,645)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,489,704	(92,565,409)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,109,661)
Class K	—	(15,354,389)

	—	(16,464,050)

Distributions from net realized capital gains
Class IB	—	(2,256,825)
Class K	—	(23,273,810)

	—	(25,530,635)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(41,994,685)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 602,363 and 1,223,079 shares, respectively ]	7,705,989	16,018,169
Capital shares issued in reinvestment of dividends and distributions [ 0 and 265,604 shares, respectively ]	—	3,366,486
Capital shares repurchased [ (787,150) and (920,041) shares, respectively ]	(10,295,637)	(12,432,560)

Total Class IB transactions	(2,589,648)	6,952,095

Class K
Capital shares sold [ 10,561,347 and 29,734,609 shares, respectively ]	137,077,546	393,040,706
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,051,062 shares, respectively ]	—	38,628,199
Capital shares repurchased [ (249,751) and (2,099,300) shares, respectively ]	(3,226,392)	(28,695,115)

Total Class K transactions	133,851,154	402,973,790

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	131,261,506	409,925,885

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,751,210	275,365,791
NET ASSETS:
Beginning of period	1,505,315,902	1,229,950,111

End of period (a)	$1,713,067,112	$1,505,315,902

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,148,002	$(3,364,259)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013		2012	2011	2010
Net asset value, beginning of period	$12.27	$13.46	$12.08		$10.42	$12.72	$12.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.11	##	0.14	0.15	0.30
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.52	(1.02)	2.40		1.59	(2.20)	0.27

Total from investment operations	0.61	(0.85)	2.51		1.73	(2.05)	0.57

Less distributions:
Dividends from net investment income	—	(0.11)	—		(0.07)	(0.16)	(0.07)
Distributions from net realized gains	—	(0.23)	(1.13)		—	(0.09)	(0.07)

Total dividends and distributions	—	(0.34)	(1.13)		(0.07)	(0.25)	(0.14)

Net asset value, end of period	$12.88	$12.27	$13.46		$12.08	$10.42	$12.72

Total return (b)	4.97%	(6.43)%	21.16%		16.60%	(16.11)%	4.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132,848	$128,806	$133,667		$118,078	$83,866	$43,893
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.88%	0.91%		0.94%	0.95%	0.94%
Before waivers and reimbursements (a)(f)	0.86%	0.88%	0.91%		0.94%	0.95%	1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.39%	1.28%	0.82	%(aa)	1.27%	1.29%	2.54%
Before waivers and reimbursements (a)(f)	1.39%	1.28%	0.82	%(aa)	1.27%	1.28%	2.50%
Portfolio turnover rate (z)^	1%	3%	1%		3%	2%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2014	2013		2012
Net asset value, beginning of period	$12.30	$13.49	$12.08		$10.42	$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.20	0.14	##	0.16	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.52	(1.02)	2.40		1.60	(0.60)

Total from investment operations	0.63	(0.82)	2.54		1.76	(0.63)

Less distributions:
Dividends from net investment income	—	(0.14)	—		(0.10)	(0.18)
Distributions from net realized gains	—	(0.23)	(1.13)		—	—

Total dividends and distributions	—	(0.37)	(1.13)		(0.10)	(0.18)

Net asset value, end of period	$12.93	$12.30	$13.49		$12.08	$10.42

Total return (b)	5.12%	(6.17)%	21.41%		16.90%	(5.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,580,219	$1,376,510	$1,096,284		$679,292	$397,699
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.63%	0.66%		0.69%	0.70%
Before waivers and reimbursements (a)(f)	0.61%	0.63%	0.66%		0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.67%	1.48%	1.03	%(bb)	1.47%	(0.82)%
Before waivers and reimbursements (a)(f)	1.67%	1.48%	1.03	%(bb)	1.47%	(0.83)%
Portfolio turnover rate (z)^	1%	3%	1%		3%	2%
*	Commencement of Operations.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.09 and $0.12 for Class IB and K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.65% for income after waivers and reimbursements and 0.65% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.86% for income after waivers and reimbursements and 0.86% before waivers and reimbursements.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$ 472,818,338	23.5%
Consumer Discretionary	233,750,081	11.6
Industrials	227,439,785	11.3
Health Care	202,495,320	10.1
Consumer Staples	196,830,145	9.8
Materials	132,667,072	6.6
Energy	93,459,855	4.7
Telecommunication Services	91,816,567	4.6
Information Technology	85,390,666	4.3
Utilities	64,809,587	3.2
Investment Companies	7,011,777	0.3
Cash and Other	201,919,445	10.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class K
Actual	$1,000.00	$1,054.20	$3.19
Hypothetical (5% average return before expenses)	1,000.00	1,021.69	3.14

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratios of 0.63%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.3%)
AGL Energy Ltd.	93,298	$1,119,352
Alumina Ltd.	343,162	405,093
Amcor Ltd.	165,546	1,752,415
AMP Ltd.	409,887	1,903,815
APA Group	158,134	1,005,348
Aristocrat Leisure Ltd.	74,170	437,778
Asciano Ltd.	131,783	676,153
ASX Ltd.	26,861	826,912
Aurizon Holdings Ltd.	291,088	1,152,141
AusNet Services	241,027	259,420
Australia & New Zealand Banking Group Ltd.	383,910	9,537,825
Bank of Queensland Ltd.	54,353	535,523
Bendigo & Adelaide Bank Ltd.	62,486	591,068
BHP Billiton Ltd.	443,280	9,251,443
BHP Billiton plc	292,249	5,735,361
Boral Ltd.	106,192	479,305
Brambles Ltd.	213,451	1,745,694
Caltex Australia Ltd.	37,126	912,329
CIMIC Group Ltd.	13,774	231,144
Coca-Cola Amatil Ltd.	76,204	537,976
Cochlear Ltd.	7,801	482,412
Commonwealth Bank of Australia	224,824	14,766,901
Computershare Ltd.	62,705	566,530
Crown Resorts Ltd.	48,907	460,357
CSL Ltd.	65,353	4,360,086
Dexus Property Group (REIT)	127,459	717,889
Federation Centres (REIT)	455,331	1,025,827
Flight Centre Travel Group Ltd.	7,699	202,619
Fortescue Metals Group Ltd.	215,795	318,009
Goodman Group (REIT)	238,333	1,152,964
GPT Group (REIT)	235,735	778,452
Harvey Norman Holdings Ltd.	77,182	268,569
Healthscope Ltd.	144,590	303,439
Iluka Resources Ltd.	57,545	340,983
Incitec Pivot Ltd.	232,100	689,446
Insurance Australia Group Ltd.	314,801	1,355,297
Lend Lease Group	74,164	860,035
Macquarie Group Ltd.	41,285	2,592,870
Medibank Pvt Ltd.*	366,292	568,051
Mirvac Group (REIT)	496,561	708,775
National Australia Bank Ltd.	363,694	9,347,056
Newcrest Mining Ltd.*	105,691	1,061,727
Orica Ltd.	51,028	837,808
Origin Energy Ltd.	150,651	1,391,330
Platinum Asset Management Ltd.	34,114	196,879
Qantas Airways Ltd.*	78,856	192,259
QBE Insurance Group Ltd.	188,474	1,987,852
Ramsay Health Care Ltd.	19,331	916,815
REA Group Ltd.	7,346	222,235
Santos Ltd.	133,256	805,031
Scentre Group (REIT)	729,205	2,109,818
Seek Ltd.	44,200	479,481
Sonic Healthcare Ltd.	50,728	836,404
South32 Ltd.*	732,079	1,011,056
Stockland Corp., Ltd. (REIT)	319,308	1,010,085
Suncorp Group Ltd.	174,895	1,812,247

Sydney Airport	147,555	566,953
Tabcorp Holdings Ltd.	112,712	395,681
Tatts Group Ltd.	189,342	543,443
Telstra Corp., Ltd.	583,908	2,766,157
TPG Telecom Ltd.	37,728	261,108
Transurban Group	263,748	1,892,501
Treasury Wine Estates Ltd.	88,465	340,593
Wesfarmers Ltd.	153,358	4,618,161
Westfield Corp. (REIT)	272,595	1,918,124
Westpac Banking Corp.	432,738	10,734,210
Woodside Petroleum Ltd.	101,032	2,668,271
Woolworths Ltd.	173,724	3,613,631
WorleyParsons Ltd.	28,109	225,767

		126,378,289

Austria (0.2%)
Andritz AG	10,564	584,742
Erste Group Bank AG*	39,871	1,132,368
OMV AG	19,743	543,219
Raiffeisen Bank International AG*	16,949	246,587
voestalpine AG	15,239	634,207

		3,141,123

Belgium (1.2%)
Ageas	28,247	1,088,177
Anheuser-Busch InBev N.V.	111,251	13,333,029
Colruyt S.A.	9,157	410,032
Delhaize Group S.A.	14,362	1,185,810
Groupe Bruxelles Lambert S.A.	11,140	896,683
KBC Groep N.V.	35,786	2,391,368
Proximus S.A.	21,186	748,020
Solvay S.A.	8,284	1,139,651
Telenet Group Holding N.V.*	7,334	398,922
UCB S.A.	17,456	1,253,082
Umicore S.A.	13,282	629,760

		23,474,534

Bermuda (0.0%)
Seadrill Ltd.	49,762	518,536

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	270,499	284,186

Denmark (1.5%)
A. P. Moller – Maersk A/S, Class A	388	681,271
A. P. Moller – Maersk A/S, Class B	1,124	2,035,727
Carlsberg A/S, Class B	14,979	1,359,814
Coloplast A/S, Class B	15,210	998,029
Danske Bank A/S	100,498	2,955,514
DSV A/S	24,226	784,859
ISS A/S	20,416	673,628
Novo Nordisk A/S, Class B	262,280	14,290,006
Novozymes A/S, Class B	33,068	1,571,890
Pandora A/S	15,989	1,717,911
TDC A/S	107,922	791,365
Tryg A/S	15,565	324,470
Vestas Wind Systems A/S	31,275	1,560,969
William Demant Holding A/S*	3,304	252,050

		29,997,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Finland (0.7%)
Elisa Oyj	19,549	$619,609
Fortum Oyj	62,680	1,113,868
Kone Oyj, Class B	43,722	1,774,262
Metso Oyj	15,512	426,113
Neste Oyj	17,747	452,291
Nokia Oyj	511,379	3,471,975
Nokian Renkaat Oyj	16,070	503,609
Orion Oyj, Class B	13,713	479,736
Sampo Oyj, Class A	61,047	2,875,461
Stora Enso Oyj, Class R	79,634	820,771
UPM-Kymmene Oyj	74,896	1,325,110
Wartsila Oyj Abp	20,369	954,206

		14,817,011

France (8.5%)
Accor S.A.	29,591	1,493,436
Aeroports de Paris S.A.	3,857	435,803
Air Liquide S.A.	47,539	6,012,720
Airbus Group SE	81,620	5,295,854
Alcatel-Lucent*	392,300	1,429,278
Alstom S.A.*	29,649	841,229
Arkema S.A.	9,063	653,014
Atos SE	11,907	889,127
AXA S.A.‡	269,688	6,803,973
BNP Paribas S.A.	147,126	8,881,868
Bollore S.A.	66,873	355,992
Bouygues S.A.	27,950	1,044,953
Bureau Veritas S.A.	35,614	820,290
Cap Gemini S.A.	21,733	1,923,059
Carrefour S.A.	76,273	2,442,146
Casino Guichard Perrachon S.A.	7,593	575,201
Christian Dior SE	7,392	1,442,994
Cie de Saint-Gobain	66,147	2,969,670
Cie Generale des Etablissements Michelin	25,587	2,681,127
CNP Assurances S.A.	21,607	360,847
Credit Agricole S.A.	144,795	2,153,406
Danone S.A.	79,920	5,166,840
Dassault Systemes S.A.	17,627	1,281,668
Edenred	27,793	686,783
Electricite de France S.A.	33,776	753,104
Essilor International S.A.	28,469	3,396,037
Eurazeo S.A.	5,865	388,066
Eutelsat Communications S.A.	22,820	736,513
Fonciere des Regions (REIT)	4,018	341,425
GDF Suez S.A.	203,759	3,779,954
Gecina S.A. (REIT)	4,625	570,016
Groupe Eurotunnel SE (Registered)	64,802	938,456
Hermes International	3,592	1,339,920
ICADE (REIT)	4,407	314,736
Iliad S.A.	3,621	802,732
Imerys S.A.	4,377	334,747
J.C. Decaux S.A.	10,409	434,355
Kering	10,348	1,847,565
Klepierre S.A. (REIT)	23,538	1,035,352
Lafarge S.A.	25,872	1,708,683
Lagardere S.C.A.	16,323	476,052
Legrand S.A.	36,554	2,052,282
L’Oreal S.A.	34,850	6,216,404

LVMH Moet Hennessy Louis Vuitton SE	38,551	6,754,084
Natixis S.A.	137,684	990,823
Numericable- SFR*	13,564	718,967
Orange S.A.	256,696	3,952,112
Pernod-Ricard S.A.	29,266	3,380,178
Peugeot S.A.*	60,696	1,248,117
Publicis Groupe S.A.	26,299	1,944,465
Remy Cointreau S.A.	3,333	240,226
Renault S.A.	26,637	2,774,225
Rexel S.A.	39,548	637,543
Safran S.A.	40,310	2,731,878
Sanofi S.A.	163,853	16,118,934
Schneider Electric SE	76,624	5,290,325
SCOR SE	20,190	712,292
Societe BIC S.A.	3,880	618,563
Societe Generale S.A.	101,180	4,722,958
Sodexo S.A.	12,658	1,202,041
Suez Environnement Co. S.A.	44,174	821,693
Technip S.A.	13,552	838,821
Thales S.A.	13,920	840,493
Total S.A.	294,960	14,327,391
Unibail-Rodamco SE (REIT)	13,642	3,447,831
Valeo S.A.	11,150	1,757,062
Vallourec S.A.	15,583	318,268
Veolia Environnement S.A.	65,646	1,338,562
Vinci S.A.	65,284	3,775,923
Vivendi S.A.	158,743	4,004,051
Wendel S.A.	4,182	512,620
Zodiac Aerospace	27,707	901,963

		171,030,086

Germany (8.0%)
adidas AG	29,008	2,220,111
Allianz SE (Registered)	63,056	9,820,628
Axel Springer SE	5,841	306,642
BASF SE	127,082	11,167,010
Bayer AG (Registered)	114,421	16,015,440
Bayerische Motoren Werke (BMW) AG	46,217	5,058,727
Bayerische Motoren Werke (BMW) AG (Preference) (q)	6,975	590,438
Beiersdorf AG	13,800	1,156,024
Brenntag AG	21,142	1,212,213
Commerzbank AG*	150,410	1,922,504
Continental AG	15,302	3,620,865
Daimler AG (Registered)	133,247	12,127,656
Deutsche Annington Immobilien SE	62,481	1,762,321
Deutsche Bank AG (Registered)	191,546	5,755,039
Deutsche Boerse AG	27,273	2,257,594
Deutsche Lufthansa AG (Registered)*	31,786	409,825
Deutsche Post AG (Registered)	134,112	3,918,034
Deutsche Telekom AG (Registered)	440,562	7,588,430
Deutsche Wohnen AG	41,943	961,155
E.ON SE	279,042	3,717,525
Evonik Industries AG	12,454	475,192
Fraport AG Frankfurt Airport Services Worldwide	5,344	335,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Fresenius Medical Care AG & Co. KGaA	30,258	$2,497,601
Fresenius SE & Co. KGaA	52,559	3,372,165
Fuchs Petrolub SE (Preference) (q)	9,316	393,471
GEA Group AG	25,079	1,118,653
Hannover Rueck SE	7,998	773,869
HeidelbergCement AG	19,647	1,557,993
Henkel AG & Co. KGaA	13,188	1,256,929
Henkel AG & Co. KGaA (Preference) (q)	25,299	2,837,382
Hugo Boss AG	8,992	1,004,979
Infineon Technologies AG	156,432	1,941,052
K+S AG (Registered)	26,941	1,134,879
Kabel Deutschland Holding AG*	2,801	374,723
Lanxess AG	12,788	754,037
Linde AG	25,582	4,845,564
MAN SE	3,595	370,289
Merck KGaA	18,130	1,806,569
Metro AG	22,728	716,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,711	4,203,039
OSRAM Licht AG	12,431	595,300
Porsche Automobil Holding SE (Preference) (q)	21,042	1,772,772
ProSiebenSat.1 Media AG (Registered)	30,875	1,524,850
RWE AG	68,760	1,478,332
SAP SE	135,813	9,478,336
Siemens AG (Registered)	109,344	11,013,860
Symrise AG	16,871	1,047,077
Telefonica Deutschland Holding AG	80,174	462,105
ThyssenKrupp AG	51,279	1,334,024
TUI AG	61,044	987,928
United Internet AG (Registered)	16,909	751,684
Volkswagen AG	3,795	878,114
Volkswagen AG (Preference) (q)	23,490	5,447,068

		160,130,244

Hong Kong (2.9%)
AIA Group Ltd.	1,654,800	10,834,104
ASM Pacific Technology Ltd.	33,577	332,671
Bank of East Asia Ltd.	178,721	781,604
BOC Hong Kong Holdings Ltd.	531,023	2,212,724
Cathay Pacific Airways Ltd.	154,768	380,553
Cheung Kong Infrastructure Holdings Ltd.	97,013	753,421
Cheung Kong Property Holdings Ltd.*	380,080	3,152,807
CK Hutchison Holdings Ltd.	370,580	5,445,242
CLP Holdings Ltd.	273,528	2,325,405
First Pacific Co., Ltd.	159,800	134,824
Galaxy Entertainment Group Ltd.	298,700	1,190,708
Hang Lung Properties Ltd.	316,711	941,772
Hang Seng Bank Ltd.	111,479	2,178,799

Henderson Land Development Co., Ltd.	165,900	1,135,385
HKT Trust & HKT Ltd.	368,911	434,038
Hong Kong & China Gas Co., Ltd.	1,009,917	2,118,447
Hong Kong Exchanges and Clearing Ltd.	153,122	5,404,620
Hysan Development Co., Ltd.	89,907	389,712
Kerry Properties Ltd.	93,724	367,566
Li & Fung Ltd.	811,850	644,113
Link REIT (REIT)	292,019	1,710,324
MTR Corp., Ltd.	196,016	912,873
New World Development Co., Ltd.	718,286	939,608
Noble Group Ltd.	664,030	374,699
NWS Holdings Ltd.	199,968	289,444
PCCW Ltd.	591,965	353,581
Power Assets Holdings Ltd.	187,314	1,708,445
Shangri-La Asia Ltd.	174,635	243,764
Sino Land Co., Ltd.	423,007	707,235
SJM Holdings Ltd.	283,300	306,999
Sun Hung Kai Properties Ltd.	232,608	3,768,997
Swire Pacific Ltd., Class A	79,812	1,003,371
Swire Properties Ltd.	163,800	522,999
Techtronic Industries Co., Ltd.	190,600	624,551
WH Group Ltd.*§	835,400	569,036
Wharf Holdings Ltd.	183,313	1,220,266
Wheelock & Co., Ltd.	127,674	652,243
Yue Yuen Industrial Holdings Ltd.	102,137	341,926

		57,408,876

Ireland (0.8%)
Bank of Ireland (Irish Stock Exchange)*	3,750,910	1,513,776
Bank of Ireland (London Stock Exchange)*	52,528	21,228
CRH plc	111,398	3,144,543
Experian plc	135,785	2,472,752
James Hardie Industries plc (CDI)	61,527	822,200
Kerry Group plc, Class A	20,788	1,540,939
Ryanair Holdings plc (ADR)	1,950	139,133
Shire plc	81,594	6,532,023

		16,186,594

Israel (0.5%)
Azrieli Group	4,655	185,882
Bank Hapoalim B.M.	148,927	802,259
Bank Leumi Le-Israel B.M.*	194,473	822,425
Bezeq Israeli Telecommunication Corp., Ltd.	260,830	444,398
Delek Group Ltd.	702	207,031
Israel Chemicals Ltd.	67,130	469,063
Israel Corp., Ltd.	497	175,282
Mizrahi Tefahot Bank Ltd.	19,666	243,926
NICE-Systems Ltd.	7,991	508,179
Teva Pharmaceutical Industries Ltd.	118,528	7,010,016

		10,868,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Italy (2.0%)
Assicurazioni Generali S.p.A.	178,284	$3,211,960
Atlantia S.p.A.	70,226	1,734,939
Banca Monte dei Paschi di Siena S.p.A.*	242,012	471,083
Banco Popolare SC*	37,084	610,224
Enel Green Power S.p.A.	238,877	466,845
Enel S.p.A.	972,980	4,408,329
Eni S.p.A.	369,502	6,558,074
EXOR S.p.A.	19,444	928,215
Finmeccanica S.p.A.*	41,288	519,218
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	501,313	1,599,540
Intesa Sanpaolo S.p.A. (London Stock Exchange)	1,268,653	4,599,491
Luxottica Group S.p.A.	27,680	1,840,742
Mediobanca S.p.A.	77,452	759,425
Pirelli & C. S.p.A.	51,626	871,386
Prysmian S.p.A.	38,256	826,551
Saipem S.p.A.*	43,709	461,707
Snam S.p.A.	288,919	1,374,729
Telecom Italia S.p.A.*	1,578,250	2,002,325
Telecom Italia S.p.A. (RNC)	842,989	860,393
Terna Rete Elettrica Nazionale S.p.A.	207,362	916,388
UniCredit S.p.A.	453,653	3,047,174
Unione di Banche Italiane S.c.p.A.	87,545	702,229
UnipolSai S.p.A.	211,492	523,907

		39,294,874

Japan (20.5%)
ABC-Mart, Inc.	3,599	220,260
Acom Co., Ltd.*	61,129	234,756
Advantest Corp.	21,302	221,749
Aeon Co., Ltd.	91,248	1,295,448
AEON Financial Service Co., Ltd.	15,062	418,440
Aeon Mall Co., Ltd.	15,491	290,365
Air Water, Inc.	19,966	365,599
Aisin Seiki Co., Ltd.	26,062	1,109,474
Ajinomoto Co., Inc.	77,771	1,684,927
Alfresa Holdings Corp.	23,036	358,758
Amada Holdings Co., Ltd.	46,952	496,432
ANA Holdings, Inc.	162,698	441,492
Aozora Bank Ltd.	165,345	624,173
Asahi Glass Co., Ltd.	129,843	779,790
Asahi Group Holdings Ltd.	53,313	1,695,640
Asahi Kasei Corp.	172,127	1,414,174
Asics Corp.	21,936	567,287
Astellas Pharma, Inc.	296,490	4,228,650
Bandai Namco Holdings, Inc.	24,081	465,938
Bank of Kyoto Ltd.	48,490	558,654
Bank of Yokohama Ltd.	161,300	989,270
Benesse Holdings, Inc.	9,526	238,958
Bridgestone Corp.	89,441	3,308,773
Brother Industries Ltd.	31,485	446,092
Calbee, Inc.	10,389	438,021
Canon, Inc.	146,564	4,769,303
Casio Computer Co., Ltd.	27,973	552,214
Central Japan Railway Co.	19,931	3,599,908
Chiba Bank Ltd.	100,328	764,849

Chiyoda Corp.	21,333	188,953
Chubu Electric Power Co., Inc.	90,046	1,342,394
Chugai Pharmaceutical Co., Ltd.	30,753	1,061,661
Chugoku Bank Ltd.	23,240	366,683
Chugoku Electric Power Co., Inc.	41,238	601,798
Citizen Holdings Co., Ltd.	35,692	249,058
COLOPL, Inc.	8,134	164,362
Credit Saison Co., Ltd.	21,184	454,196
Dai Nippon Printing Co., Ltd.	73,328	757,636
Daicel Corp.	38,876	499,351
Daihatsu Motor Co., Ltd.	24,594	350,266
Dai-ichi Life Insurance Co., Ltd.	149,793	2,945,433
Daiichi Sankyo Co., Ltd.	88,083	1,629,447
Daikin Industries Ltd.	32,669	2,351,442
Daito Trust Construction Co., Ltd.	9,960	1,031,930
Daiwa House Industry Co., Ltd.	82,517	1,923,610
Daiwa Securities Group, Inc.	232,045	1,739,034
Denso Corp.	66,806	3,327,609
Dentsu, Inc.	30,295	1,569,394
Don Quijote Holdings Co., Ltd.	16,400	698,157
East Japan Railway Co.	46,310	4,166,140
Eisai Co., Ltd.	34,995	2,349,299
Electric Power Development Co., Ltd.	20,497	724,350
FamilyMart Co., Ltd.	7,896	363,235
FANUC Corp.	28,316	5,802,715
Fast Retailing Co., Ltd.	7,382	3,351,260
Fuji Electric Co., Ltd.	75,989	327,215
Fuji Heavy Industries Ltd.	81,132	2,988,463
Fujifilm Holdings Corp.	64,032	2,288,221
Fujitsu Ltd.	256,258	1,433,043
Fukuoka Financial Group, Inc.	110,017	570,828
GungHo Online Entertainment, Inc.	59,049	229,663
Gunma Bank Ltd.	53,677	396,487
Hachijuni Bank Ltd.	57,684	435,511
Hakuhodo DY Holdings, Inc.	31,630	338,824
Hamamatsu Photonics KK	19,500	575,193
Hankyu Hanshin Holdings, Inc.	152,000	897,953
Hikari Tsushin, Inc.	2,700	182,228
Hino Motors Ltd.	35,104	434,264
Hirose Electric Co., Ltd.	4,061	581,683
Hiroshima Bank Ltd.	71,000	424,660
Hisamitsu Pharmaceutical Co., Inc.	7,633	296,563
Hitachi Chemical Co., Ltd.	14,712	265,425
Hitachi Construction Machinery Co., Ltd.	14,787	259,046
Hitachi High-Technologies Corp.	9,282	261,278
Hitachi Ltd.	665,621	4,387,981
Hitachi Metals Ltd.	28,525	438,416
Hokuhoku Financial Group, Inc.	179,000	422,691
Hokuriku Electric Power Co.	23,862	355,634
Honda Motor Co., Ltd.	224,314	7,260,856
Hoya Corp.	58,819	2,358,335
Hulic Co., Ltd.	41,133	364,999
Ibiden Co., Ltd.	16,466	278,503
Idemitsu Kosan Co., Ltd.	11,648	228,706
IHI Corp.	192,166	895,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Iida Group Holdings Co., Ltd.	20,152	$321,088
INPEX Corp.	129,132	1,468,212
Isetan Mitsukoshi Holdings Ltd.	49,732	889,109
Isuzu Motors Ltd.	80,363	1,055,550
ITOCHU Corp.	216,674	2,862,784
Itochu Techno-Solutions Corp.	7,350	183,172
Iyo Bank Ltd.	34,026	418,149
J. Front Retailing Co., Ltd.	33,365	628,124
Japan Airlines Co., Ltd.	16,870	588,593
Japan Airport Terminal Co., Ltd.	6,100	332,451
Japan Display, Inc.*	51,709	194,778
Japan Exchange Group, Inc.	38,500	1,250,460
Japan Prime Realty Investment Corp. (REIT)	99	307,795
Japan Real Estate Investment Corp. (REIT)	167	758,688
Japan Retail Fund Investment Corp. (REIT)	320	640,340
Japan Tobacco, Inc.	151,977	5,414,844
JFE Holdings, Inc.	67,624	1,501,006
JGC Corp.	27,924	527,518
Joyo Bank Ltd.	88,480	495,954
JSR Corp.	25,382	448,802
JTEKT Corp.	28,118	532,561
JX Holdings, Inc.	302,393	1,305,094
Kajima Corp.	115,261	541,529
Kakaku.com, Inc.	20,328	294,327
Kamigumi Co., Ltd.	29,296	275,282
Kaneka Corp.	38,324	280,263
Kansai Electric Power Co., Inc.*	98,077	1,086,272
Kansai Paint Co., Ltd.	31,025	480,896
Kao Corp.	69,703	3,242,384
Kawasaki Heavy Industries Ltd.	197,851	923,095
KDDI Corp.	241,521	5,829,579
Keihan Electric Railway Co., Ltd.	66,000	384,508
Keikyu Corp.	60,534	457,028
Keio Corp.	75,997	543,967
Keisei Electric Railway Co., Ltd.	37,784	449,512
Keyence Corp.	6,326	3,414,598
Kikkoman Corp.	21,376	668,082
Kintetsu Group Holdings Co., Ltd.	242,549	826,432
Kirin Holdings Co., Ltd.	113,020	1,556,986
Kobe Steel Ltd.	424,905	715,206
Koito Manufacturing Co., Ltd.	14,807	577,713
Komatsu Ltd.	128,672	2,583,218
Konami Corp.	13,112	243,845
Konica Minolta, Inc.	63,264	738,687
Kubota Corp.	155,833	2,472,115
Kuraray Co., Ltd.	46,184	564,918
Kurita Water Industries Ltd.	14,486	337,811
Kyocera Corp.	44,788	2,328,603
Kyowa Hakko Kirin Co., Ltd.	30,593	400,208
Kyushu Electric Power Co., Inc.*	59,512	690,502
Lawson, Inc.	8,620	590,232
LIXIL Group Corp.	36,577	726,250
M3, Inc.	26,946	542,069
Mabuchi Motor Co., Ltd.	6,922	437,768

Makita Corp.	16,351	887,124
Marubeni Corp.	221,289	1,269,856
Marui Group Co., Ltd.	33,314	450,230
Maruichi Steel Tube Ltd.	4,138	102,786
Mazda Motor Corp.	74,443	1,458,629
McDonald’s Holdings Co. Japan Ltd.	6,560	138,559
Medipal Holdings Corp.	17,278	281,931
MEIJI Holdings Co., Ltd.	8,582	1,107,943
Minebea Co., Ltd.	44,000	726,592
Miraca Holdings, Inc.	7,400	370,045
Mitsubishi Chemical Holdings Corp.	187,074	1,177,763
Mitsubishi Corp.	190,379	4,187,607
Mitsubishi Electric Corp.	265,239	3,428,591
Mitsubishi Estate Co., Ltd.	173,165	3,730,437
Mitsubishi Gas Chemical Co., Inc.	51,717	289,887
Mitsubishi Heavy Industries Ltd.	417,548	2,540,736
Mitsubishi Logistics Corp.	17,092	224,569
Mitsubishi Materials Corp.	149,181	572,906
Mitsubishi Motors Corp.	84,762	721,673
Mitsubishi Tanabe Pharma Corp.	29,469	441,848
Mitsubishi UFJ Financial Group, Inc.	1,770,240	12,725,883
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,865	382,478
Mitsui & Co., Ltd.	234,102	3,180,084
Mitsui Chemicals, Inc.	116,712	433,909
Mitsui Fudosan Co., Ltd.	130,443	3,652,638
Mitsui O.S.K. Lines Ltd.	157,334	503,942
Mixi, Inc.	5,735	284,911
Mizuho Financial Group, Inc.	3,245,040	7,026,479
MS&AD Insurance Group Holdings, Inc.	70,191	2,186,855
Murata Manufacturing Co., Ltd.	28,123	4,908,341
Nabtesco Corp.	16,925	424,560
Nagoya Railroad Co., Ltd.	116,000	434,105
NEC Corp.	358,647	1,087,209
Nexon Co., Ltd.	19,267	265,111
NGK Insulators Ltd.	36,733	946,951
NGK Spark Plug Co., Ltd.	24,699	685,158
NH Foods Ltd.	24,321	555,239
NHK Spring Co., Ltd.	21,170	233,348
Nidec Corp.	30,246	2,265,021
Nikon Corp.	46,241	535,010
Nintendo Co., Ltd.	14,801	2,475,601
Nippon Building Fund, Inc. (REIT)	189	827,749
Nippon Electric Glass Co., Ltd.	52,978	268,386
Nippon Express Co., Ltd.	117,461	577,779
Nippon Paint Holdings Co., Ltd.	20,579	580,957
Nippon Prologis REIT, Inc. (REIT)	186	342,562
Nippon Steel & Sumitomo Metal Corp.	1,041,620	2,701,395
Nippon Telegraph & Telephone Corp.	103,482	3,748,723
Nippon Yusen KK	222,558	620,111
Nissan Motor Co., Ltd.	341,684	3,559,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Nisshin Seifun Group, Inc.	28,587	$380,272
Nissin Foods Holdings Co., Ltd.	8,494	372,699
Nitori Holdings Co., Ltd.	10,250	835,846
Nitto Denko Corp.	22,973	1,888,372
NOK Corp.	13,336	414,077
Nomura Holdings, Inc.	509,113	3,455,238
Nomura Real Estate Holdings, Inc.	17,225	361,713
Nomura Research Institute Ltd.	15,012	587,551
NSK Ltd.	65,138	1,006,463
NTT Data Corp.	17,604	769,550
NTT DOCOMO, Inc.	209,672	4,015,779
NTT Urban Development Corp.	16,557	164,779
Obayashi Corp.	87,334	637,245
Odakyu Electric Railway Co., Ltd.	83,950	784,041
Oji Holdings Corp.	107,744	468,356
Olympus Corp.	35,648	1,232,104
Omron Corp.	26,956	1,171,761
Ono Pharmaceutical Co., Ltd.	11,325	1,237,204
Oracle Corp. Japan	5,360	224,237
Oriental Land Co., Ltd.	27,944	1,784,388
ORIX Corp.	184,492	2,745,107
Osaka Gas Co., Ltd.	258,669	1,021,487
Otsuka Corp.	7,019	328,052
Otsuka Holdings Co., Ltd.	53,587	1,709,171
Panasonic Corp.	304,824	4,188,108
Park24 Co., Ltd.	13,400	229,602
Rakuten, Inc.	110,735	1,789,259
Recruit Holdings Co., Ltd.	19,793	604,052
Resona Holdings, Inc.	309,147	1,688,645
Ricoh Co., Ltd.	95,276	988,688
Rinnai Corp.	4,849	382,341
Rohm Co., Ltd.	13,274	890,465
Sankyo Co., Ltd.	5,202	184,260
Sanrio Co., Ltd.	7,100	192,895
Santen Pharmaceutical Co., Ltd.	50,845	719,977
SBI Holdings, Inc.	31,296	431,140
Secom Co., Ltd.	29,240	1,898,205
Sega Sammy Holdings, Inc.	25,025	327,164
Seibu Holdings, Inc.	17,062	395,374
Seiko Epson Corp.	38,100	675,860
Sekisui Chemical Co., Ltd.	55,617	683,028
Sekisui House Ltd.	82,030	1,302,989
Seven & i Holdings Co., Ltd.	103,921	4,466,433
Seven Bank Ltd.	88,677	410,834
Sharp Corp.*	200,487	244,087
Shikoku Electric Power Co., Inc.	25,057	375,287
Shimadzu Corp.	34,427	467,803
Shimamura Co., Ltd.	2,968	311,872
Shimano, Inc.	10,991	1,499,773
Shimizu Corp.	81,090	683,121
Shin-Etsu Chemical Co., Ltd.	56,571	3,512,547
Shinsei Bank Ltd.	256,420	517,512
Shionogi & Co., Ltd.	41,593	1,612,606
Shiseido Co., Ltd.	49,878	1,132,174
Shizuoka Bank Ltd.	74,461	778,164
Showa Shell Sekiyu KK	24,425	213,545
SMC Corp.	7,442	2,241,691
SoftBank Corp.	132,784	7,821,546
Sompo Japan Nipponkoa Holdings, Inc.	46,507	1,706,796

Sony Corp.*	162,299	4,590,415
Sony Financial Holdings, Inc.	23,435	410,929
Stanley Electric Co., Ltd.	19,116	398,611
Sumitomo Chemical Co., Ltd.	207,842	1,249,922
Sumitomo Corp.	153,896	1,790,644
Sumitomo Dainippon Pharma Co., Ltd.	21,512	237,118
Sumitomo Electric Industries Ltd.	102,860	1,594,357
Sumitomo Heavy Industries Ltd.	76,132	444,158
Sumitomo Metal Mining Co., Ltd.	66,641	1,014,712
Sumitomo Mitsui Financial Group, Inc.	177,108	7,899,927
Sumitomo Mitsui Trust Holdings, Inc.	466,054	2,134,819
Sumitomo Realty & Development Co., Ltd.	49,312	1,729,959
Sumitomo Rubber Industries Ltd.	22,764	352,848
Suntory Beverage & Food Ltd.	18,998	756,753
Suruga Bank Ltd.	26,626	571,528
Suzuken Co., Ltd.	9,992	320,044
Suzuki Motor Corp.	50,564	1,708,397
Sysmex Corp.	20,200	1,204,886
T&D Holdings, Inc.	80,396	1,198,862
Taiheiyo Cement Corp.	156,704	458,390
Taisei Corp.	140,613	807,705
Taisho Pharmaceutical Holdings Co., Ltd.	4,306	290,972
Taiyo Nippon Sanso Corp.	22,652	274,115
Takashimaya Co., Ltd.	38,045	345,058
Takeda Pharmaceutical Co., Ltd.	108,907	5,260,034
TDK Corp.	17,211	1,317,703
Teijin Ltd.	132,750	515,229
Terumo Corp.	42,066	1,009,502
THK Co., Ltd.	16,592	358,724
Tobu Railway Co., Ltd.	134,009	575,959
Toho Co., Ltd.	15,654	389,479
Toho Gas Co., Ltd.	56,306	333,553
Tohoku Electric Power Co., Inc.	63,041	854,042
Tokio Marine Holdings, Inc.	95,952	3,993,786
Tokyo Electric Power Co., Inc.*	202,832	1,105,437
Tokyo Electron Ltd.	23,745	1,503,064
Tokyo Gas Co., Ltd.	326,286	1,732,940
Tokyo Tatemono Co., Ltd.	28,219	391,972
Tokyu Corp.	153,019	1,025,253
Tokyu Fudosan Holdings Corp.	71,134	548,682
TonenGeneral Sekiyu KK	34,547	321,518
Toppan Printing Co., Ltd.	69,090	578,079
Toray Industries, Inc.	202,226	1,711,035
Toshiba Corp.	554,726	1,908,238
TOTO Ltd.	39,247	707,431
Toyo Seikan Group Holdings Ltd.	22,596	362,245
Toyo Suisan Kaisha Ltd.	12,246	446,774
Toyoda Gosei Co., Ltd.	7,158	172,714
Toyota Industries Corp.	22,382	1,276,516
Toyota Motor Corp.	376,835	25,257,814
Toyota Tsusho Corp.	28,786	772,660
Trend Micro, Inc.	14,418	493,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Unicharm Corp.	51,533	$1,225,111
United Urban Investment Corp. (REIT)	335	473,820
USS Co., Ltd.	29,440	531,621
West Japan Railway Co.	22,859	1,463,417
Yahoo! Japan Corp.	198,165	799,882
Yakult Honsha Co., Ltd.	12,393	735,165
Yamada Denki Co., Ltd.	94,162	377,002
Yamaguchi Financial Group, Inc.	28,834	359,291
Yamaha Corp.	23,221	468,651
Yamaha Motor Co., Ltd.	36,368	795,499
Yamato Holdings Co., Ltd.	47,664	922,824
Yamazaki Baking Co., Ltd.	14,548	242,378
Yaskawa Electric Corp.	31,830	407,807
Yokogawa Electric Corp.	31,097	399,940
Yokohama Rubber Co., Ltd.	12,881	258,694

		411,958,852

Luxembourg (0.3%)
Altice S.A.*	12,090	1,665,273
ArcelorMittal S.A.	141,328	1,375,967
Millicom International Cellular S.A. (SDR)	8,838	651,934
RTL Group S.A.	5,115	462,241
SES S.A. (FDR)	44,445	1,493,175
Tenaris S.A.	77,559	1,044,517

		6,693,107

Macau (0.1%)
MGM China Holdings Ltd.	139,600	228,358
Sands China Ltd.	339,496	1,143,106
Wynn Macau Ltd.	223,900	373,766

		1,745,230

Mexico (0.0%)
Fresnillo plc	29,527	321,976

Netherlands (3.1%)
Aegon N.V.	250,835	1,843,409
Akzo Nobel N.V.	34,129	2,483,440
ASML Holding N.V.	48,543	5,016,754
Boskalis Westminster N.V.	11,856	580,255
Delta Lloyd N.V.	29,342	481,683
Gemalto N.V.	11,072	986,008
Heineken Holding N.V.	13,424	942,094
Heineken N.V.	31,833	2,415,738
ING Groep N.V. (CVA)	538,833	8,896,633
Koninklijke Ahold N.V.	123,964	2,321,781
Koninklijke DSM N.V.	25,039	1,451,566
Koninklijke KPN N.V.	445,856	1,704,925
Koninklijke Philips N.V.	129,495	3,294,466
Koninklijke Vopak N.V.	9,538	481,323
NN Group N.V.	22,181	623,529
OCI N.V.*	11,893	336,113
QIAGEN N.V.*	29,792	731,862
Randstad Holding N.V.	17,867	1,163,470
Royal Dutch Shell plc, Class A	532,362	14,943,604
Royal Dutch Shell plc, Class B	339,263	9,632,520
TNT Express N.V.	68,006	576,888
Wolters Kluwer N.V.	42,198	1,253,499

		62,161,560

New Zealand (0.1%)
Auckland International Airport Ltd.	120,432	402,749
Contact Energy Ltd.	54,001	183,335
Fletcher Building Ltd.	90,094	495,744
Meridian Energy Ltd.	183,722	268,918
Mighty River Power Ltd.	100,771	190,522
Ryman Healthcare Ltd.	49,065	263,331
Spark New Zealand Ltd.	239,095	452,854

		2,257,453

Norway (0.5%)
DNB ASA	138,792	2,315,428
Gjensidige Forsikring ASA	26,360	424,963
Norsk Hydro ASA	186,105	784,492
Orkla ASA	111,199	875,075
Statoil ASA	153,864	2,749,376
Telenor ASA	103,420	2,266,140
Yara International ASA	24,913	1,297,689

		10,713,163

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	5,702,064	495,842
Banco Espirito Santo S.A. (Registered)*†(b)	106,365	1
EDP – Energias de Portugal S.A.	231,284	877,969
Galp Energia SGPS S.A.	60,025	703,987
Jeronimo Martins SGPS S.A.	38,610	495,010

		2,572,809

Singapore (1.3%)
Ascendas Real Estate Investment Trust (REIT)	297,156	542,751
CapitaLand Commercial Trust (REIT)	290,400	336,358
CapitaLand Ltd.	371,307	964,899
CapitaLand Mall Trust (REIT)	343,282	547,987
City Developments Ltd.	56,669	411,496
ComfortDelGro Corp., Ltd.	301,650	701,017
DBS Group Holdings Ltd.	239,570	3,680,219
Genting Singapore plc	854,972	568,141
Global Logistic Properties Ltd.	445,800	837,416
Golden Agri-Resources Ltd.	974,095	296,528
Hutchison Port Holdings Trust (BATS Exchange)	244,200	152,625
Hutchison Port Holdings Trust (Singapore Stock Exchange)	547,500	344,925
Jardine Cycle & Carriage Ltd.	14,142	347,552
Keppel Corp., Ltd.	202,825	1,237,867
Oversea-Chinese Banking Corp., Ltd.	412,525	3,118,020
Sembcorp Industries Ltd.	136,109	393,113
Sembcorp Marine Ltd.	117,768	248,328
Singapore Airlines Ltd.	75,048	597,888
Singapore Exchange Ltd.	110,262	641,015
Singapore Press Holdings Ltd.	163,797	496,189
Singapore Technologies Engineering Ltd.	207,379	508,112
Singapore Telecommunications Ltd.	1,106,245	3,457,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

StarHub Ltd.	80,352	$235,654
Suntec Real Estate Investment Trust (REIT)	335,700	429,953
United Overseas Bank Ltd.	177,829	3,046,007
UOL Group Ltd.	64,549	331,647
Wilmar International Ltd.	264,874	645,051

		25,118,672

South Africa (0.1%)
Investec plc	78,621	706,610
Mondi plc	51,368	1,106,561

		1,813,171

Spain (3.1%)
Abertis Infraestructuras S.A.	63,763	1,045,678
Abertis Infraestructuras S.A. – Interim Shares*†	2,280	37,390
ACS Actividades de Construccion y Servicios S.A.	26,725	859,716
Aena S.A.*§	9,566	999,705
Amadeus IT Holding S.A., Class A	62,320	2,484,166
Banco Bilbao Vizcaya Argentaria S.A.	886,846	8,692,652
Banco de Sabadell S.A.	695,622	1,678,988
Banco de Sabadell S.A. – Interim Shares*†	8,405	20,287
Banco Popular Espanol S.A.	242,635	1,175,600
Banco Santander S.A.	2,008,260	14,024,524
Bankia S.A.*	669,597	849,517
Bankinter S.A.	97,992	724,194
CaixaBank S.A.	326,191	1,511,346
Distribuidora Internacional de Alimentacion S.A.	89,145	680,776
Enagas S.A.	19,952	542,630
Endesa S.A.	31,790	608,346
Ferrovial S.A.	63,953	1,386,746
Gas Natural SDG S.A.	51,715	1,172,692
Grifols S.A.	20,881	841,077
Iberdrola S.A.	749,387	5,047,813
Inditex S.A.	152,346	4,951,771
Mapfre S.A.	156,759	539,493
Red Electrica Corporacion S.A.	10,848	869,309
Repsol S.A.	143,628	2,521,948
Telefonica S.A.	616,994	8,770,161
Zardoya Otis S.A.	22,388	243,852
Zardoya Otis S.A. – Interim Shares*†	620	6,753

		62,287,130

Sweden (2.6%)
Alfa Laval AB	39,807	700,597
Assa Abloy AB, Class B	138,933	2,616,144
Atlas Copco AB, Class A	96,636	2,704,458
Atlas Copco AB, Class B	49,938	1,243,955
Boliden AB	38,601	703,585
Electrolux AB	33,157	1,039,125
Elekta AB, Class B	49,642	311,391
Getinge AB, Class B	27,461	660,865
Hennes & Mauritz AB, Class B	130,273	5,016,151
Hexagon AB, Class B	35,440	1,284,242
Husqvarna AB, Class B	54,900	413,579

ICA Gruppen AB	10,276	364,563
Industrivarden AB, Class C	23,034	434,014
Investment AB Kinnevik, Class B	32,750	1,035,456
Investor AB, Class B	64,623	2,408,010
Lundin Petroleum AB*	29,660	508,057
Nordea Bank AB	422,132	5,265,288
Sandvik AB	148,011	1,636,363
Securitas AB, Class B	42,803	565,898
Skandinaviska Enskilda Banken AB, Class A	212,151	2,712,716
Skanska AB, Class B	51,990	1,053,616
SKF AB, Class B	55,077	1,256,363
Svenska Cellulosa AB S.C.A., Class B	80,803	2,054,714
Svenska Handelsbanken AB, Class A	208,945	3,049,795
Swedbank AB, Class A	126,469	2,948,963
Swedish Match AB	26,935	766,151
Tele2 AB, Class B	42,444	493,568
Telefonaktiebolaget LM Ericsson, Class B	419,321	4,345,033
TeliaSonera AB	348,921	2,054,420
Volvo AB, Class B	212,335	2,635,665

		52,282,745

Switzerland (8.8%)
ABB Ltd. (Registered)*	304,281	6,372,343
Actelion Ltd. (Registered)*	14,363	2,101,565
Adecco S.A. (Registered)*	23,865	1,937,380
Aryzta AG*	12,058	594,549
Baloise Holding AG (Registered)	6,664	812,553
Barry Callebaut AG (Registered)*	296	337,173
Chocoladefabriken Lindt & Sprungli AG	137	724,454
Chocoladefabriken Lindt & Sprungli AG (Registered)	14	875,683
Cie Financiere Richemont S.A. (Registered)	72,236	5,875,766
Coca-Cola HBC AG*	27,485	590,782
Credit Suisse Group AG (Registered)*	211,865	5,823,766
Dufry AG (Registered)*	4,408	613,853
EMS-Chemie Holding AG (Registered)	1,107	467,688
Geberit AG (Registered)	5,252	1,750,948
Givaudan S.A. (Registered)*	1,281	2,216,865
Glencore plc*	1,535,270	6,158,584
Holcim Ltd. (Registered)*	32,055	2,365,683
Julius Baer Group Ltd.*	31,527	1,768,641
Kuehne + Nagel International AG (Registered)	7,312	970,554
Lonza Group AG (Registered)*	7,413	990,303
Nestle S.A. (Registered)	445,094	32,134,172
Novartis AG (Registered)	317,780	31,320,848
Pargesa Holding S.A.	4,133	278,053
Partners Group Holding AG	2,290	684,587
Roche Holding AG	96,972	27,174,356
Schindler Holding AG	6,776	1,108,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Schindler Holding AG (Registered)	2,091	$341,511
SGS S.A. (Registered)	754	1,375,821
Sika AG	296	1,044,129
Sonova Holding AG (Registered)	7,409	1,001,655
STMicroelectronics N.V.	89,625	734,900
Sulzer AG (Registered)	3,348	344,307
Swatch Group AG	4,422	1,722,071
Swatch Group AG (Registered)	6,075	456,137
Swiss Life Holding AG (Registered)*	4,339	993,614
Swiss Prime Site AG (Registered)*	6,539	496,221
Swiss Reinsurance AG	48,336	4,278,094
Swisscom AG (Registered)	3,530	1,978,416
Syngenta AG (Registered)	12,831	5,215,017
Transocean Ltd.	49,052	793,268
UBS Group AG (Registered)*	507,011	10,753,546
Wolseley plc	35,769	2,283,489
Zurich Insurance Group AG*	20,607	6,272,798

		176,134,278

United Kingdom (16.4%)
3i Group plc	135,432	1,099,099
Aberdeen Asset Management plc	131,105	832,235
Admiral Group plc	28,410	619,146
Aggreko plc	34,948	790,184
Amec Foster Wheeler plc	50,585	649,763
Anglo American plc	192,494	2,778,060
Antofagasta plc	54,197	587,158
ARM Holdings plc	195,247	3,181,328
Ashtead Group plc	69,956	1,208,003
Associated British Foods plc	48,898	2,205,817
AstraZeneca plc	174,170	10,998,581
Aviva plc	552,140	4,272,684
Babcock International Group plc	33,887	575,045
BAE Systems plc	431,394	3,058,359
Barclays plc	2,291,512	9,379,402
Barratt Developments plc	138,500	1,337,263
BG Group plc	471,057	7,841,871
BP plc	2,510,542	16,573,611
British American Tobacco plc	256,871	13,783,232
British Land Co. plc (REIT)	133,531	1,664,847
BT Group plc	1,153,795	8,161,677
Bunzl plc	44,334	1,210,687
Burberry Group plc	61,020	1,506,238
Capita plc	90,605	1,762,455
Centrica plc	689,695	2,858,756
CNH Industrial N.V.	149,264	1,361,209
Cobham plc	149,561	618,044
Compass Group plc	229,691	3,800,298
Croda International plc	18,528	801,166
Diageo plc	346,299	10,017,291
Direct Line Insurance Group plc	185,174	977,026
Dixons Carphone plc	133,151	948,783
easyJet plc	22,252	540,535
Fiat Chrysler Automobiles N.V.*	132,797	1,945,360
G4S plc	208,184	878,615

GKN plc	223,240	1,173,312
GlaxoSmithKline plc	670,810	13,939,285
Hammerson plc (REIT)	107,263	1,037,345
Hargreaves Lansdown plc	37,143	672,902
HSBC Holdings plc	2,654,998	23,782,665
ICAP plc	77,613	645,722
IMI plc	36,716	649,013
Imperial Tobacco Group plc	132,219	6,371,665
Inmarsat plc	61,037	878,005
InterContinental Hotels Group plc	32,984	1,329,858
International Consolidated Airlines Group S.A.*	118,206	919,311
Intertek Group plc	22,260	856,913
Intu Properties plc (REIT)	124,492	601,690
ITV plc	529,807	2,191,865
J Sainsbury plc	183,931	766,721
Johnson Matthey plc	27,981	1,335,661
Kingfisher plc	321,469	1,754,241
Land Securities Group plc (REIT)	108,766	2,057,619
Legal & General Group plc	813,626	3,181,962
Lloyds Banking Group plc	7,908,794	10,592,513
London Stock Exchange Group plc	44,660	1,663,077
Marks & Spencer Group plc	226,143	1,904,554
Meggitt plc	107,694	789,215
Melrose Industries plc	133,310	518,422
Merlin Entertainments plc§	95,507	640,929
National Grid plc	521,834	6,700,481
Next plc	19,741	2,310,844
Old Mutual plc	680,929	2,155,868
Pearson plc	113,194	2,143,166
Persimmon plc*	42,340	1,313,903
Petrofac Ltd.	34,732	505,070
Prudential plc	354,120	8,526,999
Randgold Resources Ltd.	12,636	850,757
Reckitt Benckiser Group plc	88,915	7,667,158
Reed Elsevier N.V.	92,217	2,187,243
Reed Elsevier plc	155,895	2,535,233
Rexam plc	94,159	816,669
Rio Tinto Ltd.	60,132	2,493,723
Rio Tinto plc	175,124	7,192,776
Rolls-Royce Holdings plc*	256,262	3,503,069
Rolls-Royce Holdings plc, Class C (b)*†	26,772,657	42,067
Royal Bank of Scotland Group plc*	356,879	1,971,023
Royal Mail plc	88,067	711,941
RSA Insurance Group plc	138,503	864,398
SABMiller plc	133,628	6,937,177
Sage Group plc	147,156	1,184,997
Schroders plc	18,049	900,697
Segro plc (REIT)	98,318	626,889
Severn Trent plc	34,364	1,123,624
Sky plc	142,655	2,324,401
Smith & Nephew plc	123,668	2,086,925
Smiths Group plc	53,573	950,353
Sports Direct International plc*	35,619	402,118
SSE plc	137,206	3,311,384
Standard Chartered plc	342,767	5,488,055
Standard Life plc	268,935	1,876,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Subsea 7 S.A.*	34,711	$339,785
Tate & Lyle plc	62,691	511,724
Taylor Wimpey plc	457,543	1,335,743
Tesco plc	1,121,421	3,745,201
Travis Perkins plc	33,898	1,123,833
Tullow Oil plc	125,795	671,435
Unilever N.V. (CVA)	225,564	9,393,663
Unilever plc	176,740	7,581,284
United Utilities Group plc	97,816	1,370,945
Vodafone Group plc	3,656,315	13,204,848
Weir Group plc	29,350	782,592
Whitbread plc	25,165	1,955,673
William Hill plc	120,023	760,191
WM Morrison Supermarkets plc	305,285	867,260
WPP plc	182,299	4,084,596

		330,512,259

United States (0.1%)
Carnival plc	25,731	1,313,565

Total Common Stocks (89.7%) (Cost $1,617,183,142)		1,801,416,287

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	1,571	8,282

Spain (0.0%)
Repsol S.A., expiring 7/3/15*	101,941	52,847

Total Rights (0.0%) (Cost $–)		61,129

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,011,777	7,011,777

Total Short-Term Investments (0.3%) (Cost $7,011,777)		7,011,777

Total Investments (90.0%) (Cost $1,624,194,919)		1,808,489,193
Other Assets Less Liabilities (10.0%)		201,919,445

Net Assets (100%)		$2,010,408,638

*	Non-income producing.
†	Security (totaling $106,498 or 0.0% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $2,209,670 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,302,260	$2,217,641	$113,705	$6,803,973	$163,840	$(9,023)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	26	September-15	$2,448,083	$2,384,200	$(63,883)
EURO Stoxx 50 Index	2,113	September-15	80,624,261	80,941,097	316,836
FTSE 100 Index	502	September-15	52,258,357	51,222,560	(1,035,797)
SPI 200 Index	197	September-15	20,852,408	20,507,972	(344,436)
TOPIX Index	394	September-15	52,986,441	52,491,482	(494,959)

					$(1,622,239)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	2,457	$1,887,813	$1,893,173	$(5,360)
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	14,000	21,984,886	21,620,760	364,126
European Union Euro vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	30,000	33,482,999	33,855,870	(372,871)
Japanese Yen vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	645,326	5,278,503	5,232,264	46,239

					$32,134

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/18/15	Credit Suisse	10,521	$16,421,362	$16,522,251	$(100,889)
European Union Euro vs. U.S. Dollar, expiring 9/18/15	HSBC Bank plc	22,570	25,436,897	25,190,544	246,353

					$145,464

					$177,598

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 18,435,216, CHF 15,063, DKK 10,663, EUR 72,745,860, GBP 46,075,445, HKD 292,683, ILS 115,062, JPY 48,613,065, NOK 297,747, NZD 69,600, SEK 68,322 and SGD 114,797.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$233,741,799	$—	$233,741,799
Consumer Staples	—	196,830,145	—	196,830,145
Energy	—	93,407,008	—	93,407,008
Financials	—	472,798,050	20,288	472,818,338
Health Care	—	202,495,320	—	202,495,320
Industrials	291,758	227,061,817	86,210	227,439,785
Information Technology	—	85,390,666	—	85,390,666
Materials	—	132,667,072	—	132,667,072
Telecommunication Services	—	91,816,567	—	91,816,567
Utilities	—	64,809,587	—	64,809,587
Forward Currency Contracts	—	656,718	—	656,718
Futures	316,836	—	—	316,836
Rights
Consumer Discretionary	—	8,282	—	8,282
Energy	—	52,847	—	52,847
Short-Term Investments	7,011,777	—	—	7,011,777

Total Assets	$7,620,371	$1,801,735,878	$106,498	$1,809,462,747

Liabilities:
Forward Currency Contracts	$—	$(479,120)	$—	$(479,120)
Futures	(1,939,075)	—	—	(1,939,075)

Total Liabilities	$(1,939,075)	$(479,120)	$—	$(2,418,195)

Total	$5,681,296	$1,801,256,758	$106,498	$1,807,044,552

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$656,718
Equity contracts	Receivables, Net assets – Unrealized appreciation	316,836	*

Total		$973,554

	Liability Derivatives
Foreign exchange contracts	Payables	$(479,120)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,939,075	)*

Total		$(2,418,195)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(4,448,458)	$(4,448,458)
Equity contracts	113,258,392	—	113,258,392

Total	$113,258,392	$(4,448,458)	$108,809,934

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,299,818	$1,299,818
Equity contracts	(26,005,876)	—	(26,005,876)

Total	$(26,005,876)	$1,299,818	$(24,706,058)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $62,963,000 and futures contracts with an average notional balance of approximately $662,194,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Credit Suisse	$610,479	$(473,760)	$—	$136,719
HSBC Bank plc	46,239	(5,360)	—	40,879

Total	$656,718	$(479,120)	$—	$177,598

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$473,760	$(473,760)	$—	$—
HSBC Bank plc	5,360	(5,360)	—	—

Total	$479,120	$(479,120)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$535,042,724
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,641,539

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$332,442,052
Aggregate gross unrealized depreciation	(156,560,123)

Net unrealized appreciation	$175,881,929

Federal income tax cost of investments	$1,632,607,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,803,308)	$6,803,973
Unaffiliated Issuers (Cost $1,617,391,611)	1,801,685,220
Cash	1,959,069
Foreign cash (Cost $226,442,689)	186,853,523
Cash held as collateral at broker	13,169,450
Dividends, interest and other receivables	5,210,377
Unrealized appreciation on forward foreign currency contracts	656,718
Receivable for securities sold	4,998
Other assets	44,549

Total assets	2,016,387,877

LIABILITIES
Due to broker for futures variation margin	2,952,626
Payable to Separate Accounts for Trust shares redeemed	1,313,605
Investment management fees payable	764,536
Unrealized depreciation on forward foreign currency contracts	479,120
Administrative fees payable	232,335
Trustees’ fees payable	3,956
Accrued expenses	233,061

Total liabilities	5,979,239

NET ASSETS	$2,010,408,638

Net assets were comprised of:
Paid in capital	$1,885,382,506
Accumulated undistributed net investment income (loss)	15,329,022
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(33,429,360)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	143,126,470

Net assets	$2,010,408,638

Class K
Net asset value, offering and redemption price per share, $2,010,408,638 / 198,569,852 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($163,840 of dividend income received from affiliates) (net of $2,578,375 foreign withholding tax)	$27,822,104
Interest	237,528

Total income	28,059,632

EXPENSES
Investment management fees	4,593,868
Administrative fees	1,410,441
Custodian fees	197,583
Printing and mailing expenses	52,792
Professional fees	34,325
Trustees’ fees	23,463
Miscellaneous	75,124

Total expenses	6,387,596

NET INVESTMENT INCOME (LOSS)	21,672,036

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(9,023) of realized gain (loss) from affiliates)	4,065,864
Futures	113,258,392
Foreign currency transactions	(120,931,735)

Net realized gain (loss)	(3,607,479)

Change in unrealized appreciation (depreciation) on:
Investments ($397,777 of change in unrealized appreciation (depreciation) from affiliates)	33,112,983
Futures	(26,005,876)
Foreign currency translations	83,000,944

Net change in unrealized appreciation (depreciation)	90,108,051

NET REALIZED AND UNREALIZED GAIN (LOSS)	86,500,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,172,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,672,036	$38,767,191
Net realized gain (loss) on investments, futures and foreign currency transactions	(3,607,479)	47,632,644
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	90,108,051	(213,285,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,172,608	(126,885,431)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(27,390,595)
Distributions from net realized capital gains
Class K	—	(60,950,062)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(88,340,657)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 1,067,461 and 9,785,868 shares, respectively ]	11,009,472	98,381,726
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,132,690 shares, respectively ]	—	88,340,657
Capital shares repurchased [ (10,647,626) and (29,304,797) shares, respectively ]	(107,737,712)	(313,074,450)

Total Class K transactions	(96,728,240)	(126,352,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,728,240)	(126,352,067)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,444,368	(341,578,155)
NET ASSETS:
Beginning of period	1,998,964,270	2,340,542,425

End of period (a)	$2,010,408,638	$1,998,964,270

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,329,022	$(6,343,014)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.60	$10.71	$9.54	$8.28	$9.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.19	0.12	0.12	(0.06)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41	(0.85)	1.90	1.26	(0.57)

Total from investment operations	0.52	(0.66)	2.02	1.38	(0.63)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.30)	(0.12)	(0.40)
Distributions from net realized gains	—	(0.31)	(0.55)	—	—

Total dividends and distributions	—	(0.45)	(0.85)	(0.12)	(0.40)

Net asset value, end of period	$10.12	$9.60	$10.71	$9.54	$8.28

Total return (b)	5.42%	(6.26)%	21.46%	16.66%	(6.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,010,409	$1,998,964	$2,340,542	$2,358,480	$2,148,746
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.63%	0.64%	0.65%	0.64%	0.63%
Before reimbursements (a)(f)	0.63%	0.64%	0.65%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.12%	1.78%	1.15%	1.35%	(1.93)%
Before reimbursements (a)(f)	2.12%	1.78%	1.15%	1.35%	(1.93)%
Portfolio turnover rate (z)^	3%	5%	3%	5%	6%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	17.6%
Financials	14.9
Health Care	13.8
Consumer Discretionary	11.5
Industrials	9.1
Consumer Staples	8.4
Energy	7.0
Materials	2.9
Utilities	2.6
Telecommunication Services	2.0
Investment Companies	1.8
Cash and Other	8.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IA ceased operations after the close of business on April 13, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA†
Actual	$1,000.00	$1,018.80	$2.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.40	4.44
Class K
Actual	1,000.00	1,008.30	2.97
Hypothetical (5% average return before expenses)	1,000.00	1,021.83	2.99

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.89% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by 103/365 for Class IA (to reflect the actual number of days in the period).

†   Class IA ceased operations after the close of business on April 13, 2015.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.4%)
BorgWarner, Inc.	45,947	$2,611,627
Delphi Automotive plc	58,852	5,007,717
Goodyear Tire & Rubber Co.	54,624	1,646,914
Johnson Controls, Inc.	133,262	6,600,467

		15,866,725

Automobiles (0.6%)
Ford Motor Co.	806,548	12,106,286
General Motors Co.	274,267	9,141,319
Harley-Davidson, Inc.	42,898	2,417,302

		23,664,907

Distributors (0.1%)
Genuine Parts Co.	30,988	2,774,356

Diversified Consumer Services (0.0%)
H&R Block, Inc.	55,740	1,652,691

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	91,838	4,535,879
Chipotle Mexican Grill, Inc.*	6,373	3,855,601
Darden Restaurants, Inc.	25,488	1,811,687
Marriott International, Inc., Class A	42,051	3,128,174
McDonald’s Corp.	194,932	18,532,185
Royal Caribbean Cruises Ltd.	33,450	2,632,181
Starbucks Corp.	304,791	16,341,370
Starwood Hotels & Resorts Worldwide, Inc.	34,833	2,824,608
Wyndham Worldwide Corp.	24,497	2,006,549
Wynn Resorts Ltd.	16,690	1,646,802
Yum! Brands, Inc.	87,875	7,915,780

		65,230,816

Household Durables (0.4%)
D.R. Horton, Inc.	67,407	1,844,256
Garmin Ltd.	24,438	1,073,561
Harman International Industries, Inc.	14,286	1,699,177
Leggett & Platt, Inc.	28,049	1,365,425
Lennar Corp., Class A	36,164	1,845,811
Mohawk Industries, Inc.*	12,654	2,415,649
Newell Rubbermaid, Inc.	54,945	2,258,789
PulteGroup, Inc.	67,143	1,352,931
Whirlpool Corp.	16,050	2,777,452

		16,633,051

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	77,594	33,682,779
Expedia, Inc.	20,259	2,215,322
Netflix, Inc.*	12,311	8,087,588
Priceline Group, Inc.*	10,531	12,125,078
TripAdvisor, Inc.*	22,860	1,992,020

		58,102,787

Leisure Products (0.1%)
Hasbro, Inc.	22,652	1,694,143
Mattel, Inc.	68,522	1,760,330

		3,454,473

Media (3.3%)
Cablevision Systems Corp. – New York Group, Class A	44,423	1,063,487
CBS Corp. (Non-Voting), Class B	92,272	5,121,096
Comcast Corp., Class A	512,330	30,811,526
DIRECTV*	102,307	9,493,066
Discovery Communications, Inc., Class A*	30,060	999,796
Discovery Communications, Inc., Class C*	53,594	1,665,701
Gannett Co., Inc.*	6,726	94,090
Interpublic Group of Cos., Inc.	83,608	1,611,126
News Corp., Class A*	101,241	1,477,106
Omnicom Group, Inc.	50,008	3,475,056
Scripps Networks Interactive, Inc., Class A	19,729	1,289,685
TEGNA, Inc.	45,997	1,475,124
Time Warner Cable, Inc.	57,333	10,215,021
Time Warner, Inc.	167,932	14,678,936
Twenty-First Century Fox, Inc., Class A	362,991	11,813,542
Viacom, Inc., Class B	73,044	4,721,564
Walt Disney Co.	317,344	36,221,644

		136,227,566

Multiline Retail (0.7%)
Dollar General Corp.	60,730	4,721,150
Dollar Tree, Inc.*	42,000	3,317,580
Family Dollar Stores, Inc.	19,513	1,537,820
Kohl’s Corp.	40,484	2,534,703
Macy’s, Inc.	68,557	4,625,541
Nordstrom, Inc.	28,512	2,124,144
Target Corp.	129,684	10,586,105

		29,447,043

Specialty Retail (2.1%)
AutoNation, Inc.*	15,185	956,351
AutoZone, Inc.*	6,476	4,318,844
Bed Bath & Beyond, Inc.*	35,150	2,424,647
Best Buy Co., Inc.	59,757	1,948,676
CarMax, Inc.*	42,596	2,820,281
GameStop Corp., Class A	21,939	942,500
Gap, Inc.	53,755	2,051,828
Home Depot, Inc.	265,060	29,456,118
L Brands, Inc.	49,913	4,279,042
Lowe’s Cos., Inc.	191,911	12,852,280
O’Reilly Automotive, Inc.*	20,604	4,656,092
Ross Stores, Inc.	84,012	4,083,823
Staples, Inc.	129,843	1,987,896
Tiffany & Co.	22,796	2,092,673
TJX Cos., Inc.	138,432	9,160,045
Tractor Supply Co.	27,629	2,484,952
Urban Outfitters, Inc.*	20,238	708,330

		87,224,378

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	55,895	1,934,526
Fossil Group, Inc.*	8,934	619,662
Hanesbrands, Inc.	81,204	2,705,717
Michael Kors Holdings Ltd.*	40,673	1,711,926
NIKE, Inc., Class B	141,890	15,326,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

PVH Corp.	16,755	$1,930,176
Ralph Lauren Corp.	12,244	1,620,616
Under Armour, Inc., Class A*	34,127	2,847,557
VF Corp.	69,462	4,844,280

		33,541,418

Total Consumer Discretionary		473,820,211

Consumer Staples (8.4%)
Beverages (1.9%)
Brown-Forman Corp., Class B	31,657	3,171,398
Coca-Cola Co.	797,580	31,289,064
Coca-Cola Enterprises, Inc.	43,944	1,908,927
Constellation Brands, Inc., Class A	34,424	3,993,873
Dr. Pepper Snapple Group, Inc.	39,110	2,851,119
Molson Coors Brewing Co., Class B	32,377	2,260,238
Monster Beverage Corp.*	30,007	4,021,538
PepsiCo, Inc.	300,359	28,035,509

		77,531,666

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	89,398	12,074,094
CVS Health Corp.	229,132	24,031,364
Kroger Co.	99,664	7,226,637
Sysco Corp.	120,775	4,359,977
Walgreens Boots Alliance, Inc.	177,241	14,966,230
Wal-Mart Stores, Inc.	320,728	22,749,237
Whole Foods Market, Inc.	73,109	2,883,419

		88,290,958

Food Products (1.5%)
Archer-Daniels-Midland Co.	126,849	6,116,659
Campbell Soup Co.	36,041	1,717,354
ConAgra Foods, Inc.	87,052	3,805,913
General Mills, Inc.	121,594	6,775,218
Hershey Co.	30,050	2,669,342
Hormel Foods Corp.	27,322	1,540,141
J.M. Smucker Co.	19,803	2,146,843
Kellogg Co.	51,322	3,217,889
Keurig Green Mountain, Inc.	23,842	1,827,012
Kraft Foods Group, Inc.	120,104	10,225,655
McCormick & Co., Inc. (Non-Voting)	26,003	2,104,943
Mead Johnson Nutrition Co.	41,367	3,732,131
Mondelez International, Inc., Class A	331,803	13,650,375
Tyson Foods, Inc., Class A	59,218	2,524,463

		62,053,938

Household Products (1.6%)
Clorox Co.	26,626	2,769,636
Colgate-Palmolive Co.	172,904	11,309,651
Kimberly-Clark Corp.	74,139	7,856,510
Procter & Gamble Co.	550,538	43,074,093

		65,009,890

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	45,507	3,943,637

Tobacco (1.2%)
Altria Group, Inc.	399,913	19,559,745
Philip Morris International, Inc.	314,612	25,222,444
Reynolds American, Inc.	84,328	6,295,941

		51,078,130

Total Consumer Staples		347,908,219

Energy (7.0%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	88,526	5,462,054
Cameron International Corp.*	39,242	2,055,103
Diamond Offshore Drilling, Inc.	13,622	351,584
Ensco plc, Class A	47,426	1,056,177
FMC Technologies, Inc.*	46,858	1,944,138
Halliburton Co.	172,911	7,447,277
Helmerich & Payne, Inc.	21,812	1,536,001
National Oilwell Varco, Inc.	78,613	3,795,436
Noble Corp. plc	48,974	753,710
Schlumberger Ltd.	258,292	22,262,187
Transocean Ltd.	69,005	1,112,361

		47,776,028

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	103,099	8,047,908
Apache Corp.	76,831	4,427,771
Cabot Oil & Gas Corp.	83,778	2,642,358
Chesapeake Energy Corp.	104,899	1,171,722
Chevron Corp.#	382,135	36,864,564
Cimarex Energy Co.	18,949	2,090,264
ConocoPhillips Co.	250,477	15,381,793
CONSOL Energy, Inc.	46,665	1,014,497
Devon Energy Corp.	78,352	4,661,161
EOG Resources, Inc.	111,557	9,766,815
EQT Corp.	31,107	2,530,243
Exxon Mobil Corp.	850,452	70,757,606
Hess Corp.	49,668	3,321,796
Kinder Morgan, Inc.	350,643	13,461,185
Marathon Oil Corp.	136,871	3,632,556
Marathon Petroleum Corp.	110,688	5,790,089
Murphy Oil Corp.	33,783	1,404,359
Newfield Exploration Co.*	33,292	1,202,507
Noble Energy, Inc.	78,430	3,347,392
Occidental Petroleum Corp.	156,298	12,155,296
ONEOK, Inc.	42,265	1,668,622
Phillips 66	110,183	8,876,343
Pioneer Natural Resources Co.	30,406	4,217,008
Range Resources Corp.	33,565	1,657,440
Southwestern Energy Co.*	79,051	1,796,829
Spectra Energy Corp.	136,830	4,460,658
Tesoro Corp.	25,690	2,168,493
Valero Energy Corp.	103,724	6,493,122
Williams Cos., Inc.	137,061	7,865,931

		242,876,328

Total Energy		290,652,356

Financials (14.9%)
Banks (5.6%)
Bank of America Corp.	2,134,988	36,337,496
BB&T Corp.	147,878	5,960,962
Citigroup, Inc.	616,447	34,052,532
Comerica, Inc.	36,089	1,852,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Fifth Third Bancorp	165,162	$3,438,673
Huntington Bancshares, Inc./Ohio	164,264	1,857,826
JPMorgan Chase & Co.	755,119	51,166,863
KeyCorp	173,463	2,605,414
M&T Bank Corp.	26,961	3,368,238
People’s United Financial, Inc.	62,470	1,012,639
PNC Financial Services Group, Inc.	105,604	10,101,023
Regions Financial Corp.	272,362	2,821,670
SunTrust Banks, Inc./Georgia	105,363	4,532,716
U.S. Bancorp/Minnesota	361,187	15,675,516
Wells Fargo & Co.	952,283	53,556,396
Zions Bancorp	41,065	1,303,198

		229,643,249

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	11,060	2,417,716
Ameriprise Financial, Inc.	37,036	4,626,907
Bank of New York Mellon Corp.	227,437	9,545,531
BlackRock, Inc.	25,766	8,914,521
Charles Schwab Corp.	234,768	7,665,175
E*TRADE Financial Corp.*	58,486	1,751,656
Franklin Resources, Inc.	79,380	3,892,001
Goldman Sachs Group, Inc.	81,897	17,099,275
Invesco Ltd.	87,647	3,285,886
Legg Mason, Inc.	20,074	1,034,413
Morgan Stanley	312,637	12,127,189
Northern Trust Corp.	44,502	3,402,623
State Street Corp.	83,578	6,435,506
T. Rowe Price Group, Inc.	53,298	4,142,854

		86,341,253

Consumer Finance (0.7%)
American Express Co.	177,743	13,814,186
Capital One Financial Corp.	111,309	9,791,852
Discover Financial Services	90,169	5,195,538
Navient Corp.	79,761	1,452,448

		30,254,024

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	370,620	50,445,088
CME Group, Inc./Illinois	64,642	6,015,585
Intercontinental Exchange, Inc.	22,763	5,090,034
Leucadia National Corp.	63,938	1,552,415
McGraw Hill Financial, Inc.	55,765	5,601,594
Moody’s Corp.	36,060	3,893,038
NASDAQ OMX Group, Inc.	23,956	1,169,292

		73,767,046

Insurance (2.5%)
ACE Ltd.	66,388	6,750,332
Aflac, Inc.	88,414	5,499,351
Allstate Corp.	83,546	5,419,629
American International Group, Inc.	273,284	16,894,417
Aon plc	57,202	5,701,895
Assurant, Inc.	13,931	933,377
Chubb Corp.	46,812	4,453,694

Cincinnati Financial Corp.	29,898	1,500,282
Genworth Financial, Inc., Class A*	100,661	762,004
Hartford Financial Services Group, Inc.	85,368	3,548,748
Lincoln National Corp.	51,973	3,077,841
Loews Corp.	60,477	2,328,969
Marsh & McLennan Cos., Inc.	109,278	6,196,063
MetLife, Inc.	227,078	12,714,097
Principal Financial Group, Inc.	55,963	2,870,342
Progressive Corp.	108,615	3,022,755
Prudential Financial, Inc.	92,103	8,060,854
Torchmark Corp.	25,723	1,497,593
Travelers Cos., Inc.	65,227	6,304,842
Unum Group	50,937	1,820,998
XL Group plc	62,010	2,306,772

		101,664,855

Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	85,967	8,019,861
Apartment Investment & Management Co. (REIT), Class A	31,621	1,167,764
AvalonBay Communities, Inc. (REIT)	26,927	4,304,820
Boston Properties, Inc. (REIT)	31,272	3,785,163
Crown Castle International Corp. (REIT)	68,318	5,485,935
Equinix, Inc. (REIT)	11,587	2,943,098
Equity Residential (REIT)	74,115	5,200,650
Essex Property Trust, Inc. (REIT)	13,387	2,844,738
General Growth Properties, Inc. (REIT)	128,350	3,293,461
HCP, Inc. (REIT)	94,118	3,432,483
Health Care REIT, Inc. (REIT)	71,209	4,673,447
Host Hotels & Resorts, Inc. (REIT)	153,558	3,045,055
Iron Mountain, Inc. (REIT)	37,888	1,174,528
Kimco Realty Corp. (REIT)	83,612	1,884,614
Macerich Co. (REIT)	28,575	2,131,695
Plum Creek Timber Co., Inc. (REIT)	35,619	1,445,063
Prologis, Inc. (REIT)	105,736	3,922,806
Public Storage (REIT)	29,577	5,453,111
Realty Income Corp. (REIT)	46,779	2,076,520
Simon Property Group, Inc. (REIT)	63,273	10,947,494
SL Green Realty Corp. (REIT)	20,259	2,226,262
Ventas, Inc. (REIT)	47,693	2,961,258
Vornado Realty Trust (REIT)	35,666	3,385,773
Weyerhaeuser Co. (REIT)	105,553	3,324,920

		89,130,519

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	56,684	2,097,308

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	97,590	964,189

Total Financials		613,862,443

Health Care (13.8%)
Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc.*	44,179	7,986,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Amgen, Inc.	154,423	$23,707,019
Biogen, Inc.*	47,780	19,300,253
Celgene Corp.*	161,573	18,699,651
Gilead Sciences, Inc.	299,834	35,104,565
Regeneron Pharmaceuticals, Inc.*	15,282	7,795,807
Vertex Pharmaceuticals, Inc.*	49,432	6,103,863

		118,697,396

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	303,677	14,904,467
Baxter International, Inc.	110,503	7,727,475
Becton, Dickinson and Co.	42,514	6,022,108
Boston Scientific Corp.*	271,810	4,811,037
C.R. Bard, Inc.	15,093	2,576,375
DENTSPLY International, Inc.	28,386	1,463,298
Edwards Lifesciences Corp.*	21,921	3,122,208
Intuitive Surgical, Inc.*	7,525	3,645,863
Medtronic plc	289,570	21,457,137
St. Jude Medical, Inc.	57,053	4,168,863
Stryker Corp.	60,699	5,801,003
Varian Medical Systems, Inc.*	20,308	1,712,574
Zimmer Biomet Holdings, Inc.	34,732	3,793,776

		81,206,184

Health Care Providers & Services (2.6%)
Aetna, Inc.	71,119	9,064,828
AmerisourceBergen Corp.	42,522	4,521,789
Anthem, Inc.	53,861	8,840,744
Cardinal Health, Inc.	67,304	5,629,980
Cigna Corp.	52,391	8,487,342
DaVita HealthCare Partners, Inc.*	35,019	2,782,960
Express Scripts Holding Co.*	148,087	13,170,858
HCA Holdings, Inc.*	59,207	5,371,259
Henry Schein, Inc.*	17,003	2,416,466
Humana, Inc.	30,360	5,807,261
Laboratory Corp. of America Holdings*	20,368	2,469,009
McKesson Corp.	47,232	10,618,226
Patterson Cos., Inc.	17,343	843,737
Quest Diagnostics, Inc.	29,260	2,121,935
Tenet Healthcare Corp.*	19,918	1,152,854
UnitedHealth Group, Inc.	193,711	23,632,742
Universal Health Services, Inc., Class B	18,460	2,623,166

		109,555,156

Health Care Technology (0.1%)
Cerner Corp.*	62,231	4,297,673

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	68,068	2,626,063
PerkinElmer, Inc.	22,866	1,203,666
Thermo Fisher Scientific, Inc.	80,871	10,493,821
Waters Corp.*	16,812	2,158,325

		16,481,875

Pharmaceuticals (5.8%)
AbbVie, Inc.	349,403	23,476,388
Allergan plc*	79,691	24,183,031
Bristol-Myers Squibb Co.	338,430	22,519,132
Eli Lilly & Co.	198,617	16,582,533

Endo International plc*	39,761	3,166,964
Hospira, Inc.*	35,044	3,108,753
Johnson & Johnson	563,893	54,957,012
Mallinckrodt plc*	23,869	2,809,859
Merck & Co., Inc.	574,837	32,725,470
Mylan N.V.*	83,313	5,653,620
Perrigo Co. plc	29,447	5,442,689
Pfizer, Inc.	1,249,516	41,896,271
Zoetis, Inc.	101,503	4,894,475

		241,416,197

Total Health Care		571,654,481

Industrials (9.1%)
Aerospace & Defense (2.4%)
Boeing Co.	131,365	18,222,953
General Dynamics Corp.	63,628	9,015,451
Honeywell International, Inc.	158,964	16,209,559
L-3 Communications Holdings, Inc.	16,750	1,899,115
Lockheed Martin Corp.	54,447	10,121,697
Northrop Grumman Corp.	39,713	6,299,673
Precision Castparts Corp.	28,283	5,652,923
Raytheon Co.	62,331	5,963,830
Rockwell Collins, Inc.	27,010	2,494,374
Textron, Inc.	56,650	2,528,290
United Technologies Corp.	168,153	18,653,212

		97,061,077

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	29,664	1,850,737
Expeditors International of Washington, Inc.	38,813	1,789,473
FedEx Corp.	53,645	9,141,108
United Parcel Service, Inc., Class B	141,206	13,684,274

		26,465,592

Airlines (0.4%)
American Airlines Group, Inc.	142,164	5,677,319
Delta Air Lines, Inc.	167,137	6,865,988
Southwest Airlines Co.	136,183	4,506,296

		17,049,603

Building Products (0.1%)
Allegion plc	19,478	1,171,407
Masco Corp.	70,799	1,888,209

		3,059,616

Commercial Services & Supplies (0.4%)
ADT Corp.	34,634	1,162,663
Cintas Corp.	19,409	1,641,807
Pitney Bowes, Inc.	40,827	849,610
Republic Services, Inc.	50,835	1,991,207
Stericycle, Inc.*	17,237	2,308,207
Tyco International plc	85,836	3,302,969
Waste Management, Inc.	86,567	4,012,381

		15,268,844

Construction & Engineering (0.1%)
Fluor Corp.	29,907	1,585,370
Jacobs Engineering Group, Inc.*	26,008	1,056,445
Quanta Services, Inc.*	42,838	1,234,591

		3,876,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.5%)
AMETEK, Inc.	48,908	$2,679,180
Eaton Corp. plc	95,350	6,435,172
Emerson Electric Co.	136,787	7,582,103
Rockwell Automation, Inc.	27,490	3,426,354

		20,122,809

Industrial Conglomerates (2.1%)
3M Co.	128,960	19,898,528
Danaher Corp.	125,217	10,717,323
General Electric Co.#	2,046,761	54,382,440
Roper Technologies, Inc.	20,488	3,533,360

		88,531,651

Machinery (1.3%)
Caterpillar, Inc.	122,916	10,425,735
Cummins, Inc.	34,150	4,480,138
Deere & Co.	68,151	6,614,055
Dover Corp.	33,040	2,318,747
Flowserve Corp.	27,328	1,439,092
Illinois Tool Works, Inc.	69,372	6,367,656
Ingersoll-Rand plc	53,825	3,628,881
Joy Global, Inc.	19,738	714,516
PACCAR, Inc.	72,293	4,613,016
Pall Corp.	21,651	2,694,467
Parker-Hannifin Corp.	28,424	3,306,564
Pentair plc	36,997	2,543,544
Snap-on, Inc.	11,839	1,885,361
Stanley Black & Decker, Inc.	31,461	3,310,956
Xylem, Inc.	36,911	1,368,291

		55,711,019

Professional Services (0.2%)
Dun & Bradstreet Corp.	7,361	898,042
Equifax, Inc.	24,243	2,353,753
Nielsen N.V.	75,302	3,371,271
Robert Half International, Inc.	27,389	1,520,089

		8,143,155

Road & Rail (0.8%)
CSX Corp.	200,811	6,556,479
J.B. Hunt Transport Services, Inc.	18,742	1,538,531
Kansas City Southern	22,361	2,039,323
Norfolk Southern Corp.	62,376	5,449,167
Ryder System, Inc.	10,753	939,490
Union Pacific Corp.	178,239	16,998,654

		33,521,644

Trading Companies & Distributors (0.2%)
Fastenal Co.	55,053	2,322,135
United Rentals, Inc.*	19,548	1,712,796
W.W. Grainger, Inc.	12,197	2,886,420

		6,921,351

Total Industrials		375,732,767

Information Technology (17.6%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	1,035,252	28,428,020
F5 Networks, Inc.*	14,680	1,766,738
Harris Corp.	24,971	1,920,520
Juniper Networks, Inc.	72,041	1,870,905

Motorola Solutions, Inc.	37,984	2,178,002
QUALCOMM, Inc.	332,272	20,810,195

		56,974,380

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	62,886	3,645,502
Corning, Inc.	256,459	5,059,936
FLIR Systems, Inc.	28,276	871,466
TE Connectivity Ltd.	82,798	5,323,911

		14,900,815

Internet Software & Services (3.0%)
Akamai Technologies, Inc.*	36,268	2,532,232
eBay, Inc.*	224,322	13,513,157
Facebook, Inc., Class A*	427,567	36,670,284
Google, Inc., Class A*	58,143	31,399,546
Google, Inc., Class C*	58,408	30,401,948
VeriSign, Inc.*	21,303	1,314,821
Yahoo!, Inc.*	177,205	6,962,384

		122,794,372

IT Services (3.0%)
Accenture plc, Class A	127,435	12,333,159
Alliance Data Systems Corp.*	12,801	3,737,124
Automatic Data Processing, Inc.	95,741	7,681,300
Cognizant Technology Solutions Corp., Class A*	124,017	7,576,199
Computer Sciences Corp.	28,178	1,849,604
Fidelity National Information Services, Inc.	57,773	3,570,371
Fiserv, Inc.*	48,377	4,007,067
International Business Machines Corp.#	186,481	30,332,999
MasterCard, Inc., Class A	197,401	18,453,046
Paychex, Inc.	66,240	3,105,331
Teradata Corp.*	29,405	1,087,985
Total System Services, Inc.	33,309	1,391,317
Visa, Inc., Class A	393,431	26,418,892
Western Union Co.	105,728	2,149,450
Xerox Corp.	212,015	2,255,840

		125,949,684

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	60,969	3,121,613
Analog Devices, Inc.	63,543	4,078,508
Applied Materials, Inc.	250,482	4,814,264
Avago Technologies Ltd.	52,230	6,942,934
Broadcom Corp., Class A	110,562	5,692,837
First Solar, Inc.*	15,242	716,069
Intel Corp.	963,444	29,303,149
KLA-Tencor Corp.	32,988	1,854,256
Lam Research Corp.	32,266	2,624,839
Linear Technology Corp.	48,467	2,143,695
Microchip Technology, Inc.	41,410	1,963,869
Micron Technology, Inc.*	219,552	4,136,360
NVIDIA Corp.	104,628	2,104,069
Qorvo, Inc.*	30,505	2,448,636
Skyworks Solutions, Inc.	38,965	4,056,257
Texas Instruments, Inc.	211,821	10,910,900
Xilinx, Inc.	52,958	2,338,625

		89,250,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Software (3.3%)
Adobe Systems, Inc.*	96,466	$7,814,710
Autodesk, Inc.*	46,414	2,324,181
CA, Inc.	64,617	1,892,632
Citrix Systems, Inc.*	32,430	2,275,289
Electronic Arts, Inc.*	63,000	4,189,500
Intuit, Inc.	56,092	5,652,391
Microsoft Corp.	1,650,526	72,870,723
Oracle Corp.	648,816	26,147,285
Red Hat, Inc.*	37,155	2,821,179
Salesforce.com, Inc.*	123,582	8,605,015
Symantec Corp.	138,359	3,216,847

		137,809,752

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.#	1,174,276	147,283,567
EMC Corp.	397,338	10,485,750
Hewlett-Packard Co.	367,628	11,032,516
NetApp, Inc.	63,210	1,994,908
SanDisk Corp.	42,490	2,473,768
Seagate Technology plc	65,096	3,092,060
Western Digital Corp.	44,029	3,452,754

		179,815,323

Total Information Technology		727,495,206

Materials (2.9%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	39,330	5,381,524
Airgas, Inc.	13,750	1,454,475
CF Industries Holdings, Inc.	48,105	3,092,189
Dow Chemical Co.	220,631	11,289,688
E.I. du Pont de Nemours & Co.	183,972	11,765,009
Eastman Chemical Co.	30,177	2,469,082
Ecolab, Inc.	54,663	6,180,745
FMC Corp.	27,027	1,420,269
International Flavors & Fragrances, Inc.	16,435	1,796,181
LyondellBasell Industries N.V., Class A	79,976	8,279,116
Monsanto Co.	97,211	10,361,721
Mosaic Co.	63,015	2,952,253
PPG Industries, Inc.	55,294	6,343,328
Praxair, Inc.	58,595	7,005,032
Sherwin-Williams Co.	16,195	4,453,949
Sigma-Aldrich Corp.	24,285	3,384,115

		87,628,676

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,596	1,782,460
Vulcan Materials Co.	27,095	2,274,083

		4,056,543

Containers & Packaging (0.3%)
Avery Dennison Corp.	18,284	1,114,227
Ball Corp.	27,805	1,950,521
MeadWestvaco Corp.	68,044	3,210,996
Owens-Illinois, Inc.*	33,261	763,007
Sealed Air Corp.	42,601	2,188,840

		9,227,591

Metals & Mining (0.3%)
Alcoa, Inc.	247,862	2,763,661
Allegheny Technologies, Inc.	21,985	663,947
Freeport-McMoRan, Inc.	210,882	3,926,623
Newmont Mining Corp.	105,321	2,460,299
Nucor Corp.	64,687	2,850,756

		12,665,286

Paper & Forest Products (0.1%)
International Paper Co.	85,682	4,077,606

Total Materials		117,655,702

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,054,996	37,473,458
CenturyLink, Inc.	114,810	3,373,118
Frontier Communications Corp.	224,826	1,112,889
Level 3 Communications, Inc.*	59,336	3,125,227
Verizon Communications, Inc.	833,259	38,838,202

Total Telecommunication Services		83,922,894

Utilities (2.6%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	99,765	5,284,552
Duke Energy Corp.	141,415	9,986,727
Edison International	66,046	3,670,837
Entergy Corp.	36,580	2,578,890
Eversource Energy	64,760	2,940,752
Exelon Corp.	175,156	5,503,402
FirstEnergy Corp.	86,128	2,803,466
NextEra Energy, Inc.	90,190	8,841,326
Pepco Holdings, Inc.	51,271	1,381,241
Pinnacle West Capital Corp.	22,415	1,275,189
PPL Corp.	136,309	4,017,026
Southern Co.	184,488	7,730,047
Xcel Energy, Inc.	103,390	3,327,090

		59,340,545

Gas Utilities (0.0%)
AGL Resources, Inc.	24,222	1,127,776

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	138,435	1,835,648
NRG Energy, Inc.	68,474	1,566,685
Talen Energy Corp.*	1	22

		3,402,355

Multi-Utilities (1.0%)
Ameren Corp.	49,161	1,852,387
CenterPoint Energy, Inc.	87,164	1,658,731
CMS Energy Corp.	55,770	1,775,717
Consolidated Edison, Inc.	59,334	3,434,252
Dominion Resources, Inc.	120,262	8,041,920
DTE Energy Co.	36,347	2,712,940
NiSource, Inc.	64,619	2,945,980
PG&E Corp.	97,325	4,778,658
Public Service Enterprise Group, Inc.	102,637	4,031,581
SCANA Corp.	28,955	1,466,571
Sempra Energy	47,226	4,672,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

TECO Energy, Inc.	47,691	$842,223
WEC Energy Group, Inc.	63,877	2,872,558

		41,086,058

Total Utilities		104,956,734

Total Common Stocks (89.8%) (Cost $2,507,607,987)		3,707,661,013

SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	76,032,936	76,032,936

Total Short-Term Investments (1.8%) (Cost $76,032,936)		76,032,936

Total Investments (91.6%) (Cost $2,583,640,923)		3,783,693,949
Other Assets Less Liabilities (8.4%)		347,684,402

Net Assets (100%)		$4,131,378,351

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,156,114.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	4,151	September-15	$435,603,525	$426,390,720	$(9,212,805)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$473,820,211	$—	$—	$473,820,211
Consumer Staples	347,908,219	—	—	347,908,219
Energy	290,652,356	—	—	290,652,356
Financials	613,862,443	—	—	613,862,443
Health Care	571,654,481	—	—	571,654,481
Industrials	375,732,767	—	—	375,732,767
Information Technology	727,495,206	—	—	727,495,206
Materials	117,655,702	—	—	117,655,702
Telecommunication Services	83,922,894	—	—	83,922,894
Utilities	104,956,734	—	—	104,956,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments	$76,032,936	$—	$—	$76,032,936

Total Assets	$3,783,693,949	$—	$—	$3,783,693,949

Liabilities:
Futures	$(9,212,805)	$—	$—	$(9,212,805)

Total Liabilities	$(9,212,805)	$—	$—	$(9,212,805)

Total	$3,774,481,144	$—	$—	$3,774,481,144

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Value of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(9,212,805	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$58,072,245	$58,072,245

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(16,024,491)	$(16,024,491)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,382,553,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,103,421,950
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$124,590,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,236,489,347
Aggregate gross unrealized depreciation	(37,666,672)

Net unrealized appreciation	$1,198,822,675

Federal income tax cost of investments	$2,584,871,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $2,583,640,923)	$3,783,693,949
Cash	331,216,253
Cash held as collateral at broker	18,919,800
Dividends, interest and other receivables	3,708,679
Receivable for securities sold	847,720
Due from broker for futures variation margin	833,540
Other assets	42,914

Total assets	4,139,262,855

LIABILITIES
Payable for securities purchased	3,162,276
Payable to Separate Accounts for Trust shares redeemed	2,418,101
Investment management fees payable	1,541,470
Administrative fees payable	474,542
Trustees’ fees payable	8,564
Accrued expenses	279,551

Total liabilities	7,884,504

NET ASSETS	$4,131,378,351

Net assets were comprised of:
Paid in capital	$2,732,135,633
Accumulated undistributed net investment income (loss)	18,480,807
Accumulated undistributed net realized gain (loss) on investments and futures	189,921,690
Net unrealized appreciation (depreciation) on investments and futures	1,190,840,221

Net assets	$4,131,378,351

Class K
Net asset value, offering and redemption price per share, $4,131,378,351 / 308,330,857 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,131 foreign withholding tax)	$29,126,397
Interest	610,232

Total income	29,736,629

EXPENSES
Investment management fees	9,455,959
Administrative fees	2,943,064
Printing and mailing expenses	111,013
Custodian fees	65,138
Trustees’ fees	49,565
Professional fees	47,405
Distribution fees – Class IA (b)	1
Miscellaneous	46,282

Total expenses	12,718,427

NET INVESTMENT INCOME (LOSS)	17,018,202

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	53,698,845
Futures	58,072,245

Net realized gain (loss)	111,771,090

Change in unrealized appreciation (depreciation) on:
Investments	(74,638,326)
Futures	(16,024,491)

Net change in unrealized appreciation (depreciation)	(90,662,817)

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,108,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,126,475

(b)	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,018,202	$32,760,618
Net realized gain (loss) on investments and futures	111,771,090	425,880,453
Net change in unrealized appreciation (depreciation) on investments and futures	(90,662,817)	66,187,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,126,475	524,828,180

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA (b)	—	(8)
Class K	—	(32,237,500)

	—	(32,237,508)

Distributions from net realized capital gains
Class IA (b)	—	(163)
Class K	—	(419,998,675)

	—	(419,998,838)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(452,236,346)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13 shares, respectively ]	—	171
Capital shares repurchased [ (129) and 0 shares, respectively ]	(1,746)	—

Total Class IA transactions	(1,746)	171

Class K
Capital shares sold [ 609,333 and 619,587 shares, respectively ]	8,187,080	8,424,229
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,580,754 shares, respectively ]	—	452,236,175
Capital shares repurchased [ (21,018,689) and (58,415,446) shares, respectively ]	(283,619,508)	(787,363,041)

Total Class K transactions	(275,432,428)	(326,702,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(275,434,174)	(326,702,466)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(237,307,699)	(254,110,632)
NET ASSETS:
Beginning of period	4,368,686,050	4,622,796,682

End of period (a)	$4,131,378,351	$4,368,686,050

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,480,807	$1,462,605

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.29	$13.10	$11.32	$10.26	$11.27	$10.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06	0.03	0.05	0.06	0.06
Net realized and unrealized gain (loss) on investments and futures	0.23	1.57	3.43	1.46	(0.64)	1.24

Total from investment operations	0.25	1.63	3.46	1.51	(0.58)	1.30

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)	(0.06)	(0.06)
Distributions from net realized gains	—	(1.37)	(1.62)	(0.40)	(0.37)	(0.61)

Total dividends and distributions	—	(1.44)	(1.68)	(0.45)	(0.43)	(0.67)

Net asset value, end of period	$13.54	$13.29	$13.10	$11.32	$10.26	$11.27

Total return (b)	1.88%	12.53%	30.95%	14.78%	(5.02)%	12.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	—	$2	$2	$131	$114	$4,791,412
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.89%	0.88%	0.86%	0.87%	0.59%	0.59%
Before reimbursements (a)(f)	0.89%	0.88%	0.86%	0.87%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.46%	0.47%	0.27%	0.44%	0.50%	0.56%
Before reimbursements (a)(f)	0.46%	0.47%	0.27%	0.44%	0.47%	0.53%
Portfolio turnover rate (z)^	4%	3%	4%	4%	7%	6%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$13.29	$13.10	$11.32	$10.26	$10.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.09	0.08	0.02
Net realized and unrealized gain (loss) on investments and futures	0.06	1.57	3.41	1.46	0.29

Total from investment operations	0.11	1.67	3.50	1.54	0.31

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.08)	(0.06)
Distributions from net realized gains	—	(1.37)	(1.62)	(0.40)	—

Total dividends and distributions	—	(1.48)	(1.72)	(0.48)	(0.06)

Net asset value, end of period	$13.40	$13.29	$13.10	$11.32	$10.26

Total return (b)	0.83%	12.82%	31.27%	15.07%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,131,378	$4,368,684	$4,622,795	$4,256,062	$4,395,522
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.60%	0.61%	0.61%	0.62%	0.61%
Before reimbursements (a)(f)	0.60%	0.61%	0.61%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.80%	0.75%	0.68%	0.68%	0.65%
Before reimbursements (a)(f)	0.80%	0.75%	0.68%	0.68%	0.65%
Portfolio turnover rate (z)^	4%	3%	4%	4%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	21.5%
Information Technology	14.7
Industrials	13.4
Consumer Discretionary	12.8
Health Care	8.3
Materials	6.3
Energy	4.0
Utilities	3.9
Consumer Staples	3.8
Investment Companies	1.4
Telecommunication Services	0.2
Cash and Other	9.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IA ceased operations after the close of business on April 13, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA†
Actual	$1,000.00	$1,053.80	$2.41
Hypothetical (5% average return before expenses)	1,000.00	1,020.67	4.17
Class K
Actual	1,000.00	1,037.80	3.24
Hypothetical (5% average return before expenses)	1,000.00	1,021.62	3.21

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.83% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by 103/365 for Class IA (to reflect the actual number of days in the period).

†   Class IA ceased operations after the close of business on April 13, 2015.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.5%)
Dana Holding Corp.	20,269	$417,136
Gentex Corp.	36,528	599,790

		1,016,926

Automobiles (0.1%)
Thor Industries, Inc.	5,673	319,276

Distributors (0.5%)
LKQ Corp.*	37,731	1,141,174

Diversified Consumer Services (0.9%)
Apollo Education Group, Inc.*	11,981	154,315
DeVry Education Group, Inc.	7,135	213,907
Graham Holdings Co., Class B	552	593,428
Service Corp. International	25,061	737,545
Sotheby’s, Inc.	7,628	345,091

		2,044,286

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	7,634	440,100
Buffalo Wild Wings, Inc.*	2,352	368,535
Cheesecake Factory, Inc.	5,639	307,523
Domino’s Pizza, Inc.	6,854	777,244
Dunkin’ Brands Group, Inc.	11,956	657,580
International Speedway Corp., Class A	3,426	125,631
Panera Bread Co., Class A*	3,169	553,846
Wendy’s Co.	33,901	382,403

		3,612,862

Household Durables (1.7%)
Jarden Corp.*	22,225	1,150,144
KB Home	11,280	187,248
M.D.C. Holdings, Inc.	4,829	144,725
NVR, Inc.*	480	643,200
Tempur Sealy International, Inc.*	7,564	498,468
Toll Brothers, Inc.*	19,868	758,759
Tupperware Brands Corp.	6,175	398,534

		3,781,078

Internet & Catalog Retail (0.1%)
HSN, Inc.	4,038	283,427

Leisure Products (0.9%)
Brunswick Corp.	11,485	584,127
Polaris Industries, Inc.	7,584	1,123,266
Vista Outdoor, Inc.*	7,907	355,025

		2,062,418

Media (1.3%)
AMC Networks, Inc., Class A*	7,369	603,153
Cinemark Holdings, Inc.	12,988	521,728
DreamWorks Animation SKG, Inc., Class A*	9,019	237,921
John Wiley & Sons, Inc., Class A	5,782	314,367
Live Nation Entertainment, Inc.*	18,069	496,717
Meredith Corp.	4,549	237,230
New York Times Co., Class A	16,344	223,096
Time, Inc.	13,571	312,269

		2,946,481

Multiline Retail (0.3%)
Big Lots, Inc.	6,665	299,858
J.C. Penney Co., Inc.*	37,899	321,005

		620,863

Specialty Retail (4.0%)
Aaron’s, Inc.	8,010	290,042
Abercrombie & Fitch Co., Class A	8,685	186,814
Advance Auto Parts, Inc.	9,084	1,446,990
American Eagle Outfitters, Inc.	21,804	375,465
ANN, Inc.*	5,705	275,494
Ascena Retail Group, Inc.*	16,385	272,892
Cabela’s, Inc.*	5,949	297,331
Chico’s FAS, Inc.	17,807	296,130
CST Brands, Inc.	9,578	374,117
Dick’s Sporting Goods, Inc.	12,076	625,175
Foot Locker, Inc.	17,433	1,168,185
Guess?, Inc.	8,015	153,648
Murphy USA, Inc.*	5,297	295,679
Office Depot, Inc.*	61,188	529,888
Rent-A-Center, Inc.	6,568	186,203
Signet Jewelers Ltd.	9,955	1,276,629
Williams-Sonoma, Inc.	10,599	871,980

		8,922,662

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	6,539	695,096
Deckers Outdoor Corp.*	4,172	300,259
Kate Spade & Co.*	15,830	340,978
Skechers USA, Inc., Class A*	5,085	558,282

		1,894,615

Total Consumer Discretionary		28,646,068

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,157	268,412

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,810	460,510
SUPERVALU, Inc.*	25,624	207,298
United Natural Foods, Inc.*	6,227	396,535

		1,064,343

Food Products (2.0%)
Dean Foods Co.	11,661	188,558
Flowers Foods, Inc.	22,954	485,477
Hain Celestial Group, Inc.*	12,679	835,039
Ingredion, Inc.	8,867	707,675
Lancaster Colony Corp.	2,423	220,130
Post Holdings, Inc.*	6,680	360,253
Tootsie Roll Industries, Inc.	2,504	80,904
TreeHouse Foods, Inc.*	5,313	430,512
WhiteWave Foods Co.*	21,721	1,061,723

		4,370,271

Household Products (1.0%)
Church & Dwight Co., Inc.	16,217	1,315,685
Energizer Holdings, Inc.	7,739	1,018,066

		2,333,751

Personal Products (0.2%)
Avon Products, Inc.	54,008	338,090

Total Consumer Staples		8,374,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (4.0%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.	7,471	$197,533
Dresser-Rand Group, Inc.*	9,528	811,595
Dril-Quip, Inc.*	4,852	365,113
Helix Energy Solutions Group, Inc.*	12,213	154,250
Nabors Industries Ltd.	36,074	520,548
Oceaneering International, Inc.	12,293	572,731
Oil States International, Inc.*	6,398	238,198
Patterson-UTI Energy, Inc.	18,296	344,239
Rowan Cos., plc, Class A	15,485	326,888
Superior Energy Services, Inc.	18,732	394,121
Tidewater, Inc.	5,860	133,198
Unit Corp.*	5,763	156,293

		4,214,707

Oil, Gas & Consumable Fuels (2.1%)
California Resources Corp.	38,336	231,549
Denbury Resources, Inc.	44,139	280,724
Energen Corp.	9,584	654,587
Gulfport Energy Corp.*	12,818	515,925
HollyFrontier Corp.	24,308	1,037,709
QEP Resources, Inc.	20,169	373,328
Rosetta Resources, Inc.*	9,284	214,832
SM Energy Co.	8,373	386,163
Western Refining, Inc.	8,754	381,849
World Fuel Services Corp.	8,932	428,289
WPX Energy, Inc.*	25,412	312,059

		4,817,014

Total Energy		9,031,721

Financials (21.5%)
Banks (5.1%)
Associated Banc-Corp	18,781	380,691
BancorpSouth, Inc.	10,673	274,937
Bank of Hawaii Corp.	5,413	360,939
Bank of the Ozarks, Inc.	8,715	398,711
Cathay General Bancorp	9,217	299,092
City National Corp./California	5,988	541,255
Commerce Bancshares, Inc./Missouri	10,334	483,321
Cullen/Frost Bankers, Inc.	6,836	537,173
East West Bancorp, Inc.	17,882	801,471
First Horizon National Corp.	28,999	454,414
First Niagara Financial Group, Inc.	43,769	413,179
FirstMerit Corp.	20,556	428,182
Fulton Financial Corp.	22,005	287,385
Hancock Holding Co.	9,728	310,421
International Bancshares Corp.	7,150	192,121
PacWest Bancorp	12,090	565,328
Prosperity Bancshares, Inc.	7,487	432,299
Signature Bank/New York*	6,299	922,111
SVB Financial Group*	6,343	913,265
Synovus Financial Corp.	16,626	512,413
TCF Financial Corp.	20,790	345,322
Trustmark Corp.	8,352	208,633
Umpqua Holdings Corp.	27,376	492,494
Valley National Bancorp	27,419	282,690
Webster Financial Corp.	11,248	444,858

		11,282,705

Capital Markets (1.9%)
Eaton Vance Corp.	14,613	571,807
Federated Investors, Inc., Class B	11,854	396,991
Janus Capital Group, Inc.	18,374	314,563
Raymond James Financial, Inc.	15,824	942,794
SEI Investments Co.	16,109	789,824
Stifel Financial Corp.*	8,374	483,515
Waddell & Reed Financial, Inc., Class A	10,424	493,159
WisdomTree Investments, Inc.	13,877	304,808

		4,297,461

Consumer Finance (0.2%)
SLM Corp.*	52,748	520,623

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	10,391	594,573
MSCI, Inc.	13,981	860,530

		1,455,103

Insurance (4.6%)
Alleghany Corp.*	2,018	945,958
American Financial Group, Inc./Ohio	9,117	592,970
Arthur J. Gallagher & Co.	20,715	979,819
Aspen Insurance Holdings Ltd.	7,637	365,812
Brown & Brown, Inc.	14,363	471,968
CNO Financial Group, Inc.	24,518	449,905
Everest Reinsurance Group Ltd.	5,549	1,009,973
First American Financial Corp.	13,411	499,023
Hanover Insurance Group, Inc.	5,484	405,981
HCC Insurance Holdings, Inc.	11,893	913,858
Kemper Corp.	6,090	234,770
Mercury General Corp.	3,247	180,696
Old Republic International Corp.	29,941	467,978
Primerica, Inc.	6,388	291,868
Reinsurance Group of America, Inc.	8,293	786,757
RenaissanceReinsurance Holdings Ltd.	5,694	577,998
StanCorp Financial Group, Inc.	5,258	397,557
W. R. Berkley Corp.	12,389	643,361

		10,216,252

Real Estate Investment Trusts (REITs) (7.9%)
Alexandria Real Estate Equities, Inc. (REIT)	8,947	782,505
American Campus Communities, Inc. (REIT)	13,948	525,700
BioMed Realty Trust, Inc. (REIT)	25,168	486,749
Camden Property Trust (REIT)	10,785	801,110
Communications Sales & Leasing, Inc. (REIT)	14,887	368,007
Corporate Office Properties Trust (REIT)	11,659	274,453
Corrections Corp. of America (REIT)	14,504	479,792
Douglas Emmett, Inc. (REIT)	16,962	456,956
Duke Realty Corp. (REIT)	42,847	795,669
Equity One, Inc. (REIT)	9,842	229,712
Extra Space Storage, Inc. (REIT)	13,759	897,362
Federal Realty Investment Trust (REIT)	8,524	1,091,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Highwoods Properties, Inc. (REIT)	11,618	$464,139
Home Properties, Inc. (REIT)	7,186	524,937
Hospitality Properties Trust (REIT)	13,867	399,647
Kilroy Realty Corp. (REIT)	10,872	730,055
Lamar Advertising Co. (REIT), Class A	10,013	575,547
LaSalle Hotel Properties (REIT)	14,033	497,610
Liberty Property Trust (REIT)	18,548	597,617
Mack-Cali Realty Corp. (REIT)	10,394	191,561
Mid-America Apartment Communities, Inc. (REIT)	9,353	680,992
National Retail Properties, Inc. (REIT)	16,563	579,871
Omega Healthcare Investors, Inc. (REIT)	19,838	681,039
Potlatch Corp. (REIT)	5,048	178,295
Rayonier, Inc. (REIT)	15,796	403,588
Regency Centers Corp. (REIT)	11,704	690,302
Senior Housing Properties Trust (REIT)	29,207	512,583
Tanger Factory Outlet Centers, Inc. (REIT)	11,834	375,138
Taubman Centers, Inc. (REIT)	5,794	402,683
UDR, Inc. (REIT)	32,154	1,029,893
Urban Edge Properties (REIT)	11,467	238,399
Weingarten Realty Investors (REIT)	14,092	460,667
WP GLIMCHER, Inc. (REIT)	23,012	311,352

		17,715,769

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	5,633	221,940
Jones Lang LaSalle, Inc.	5,573	952,983

		1,174,923

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	55,071	1,012,205
Washington Federal, Inc.	11,860	276,931

		1,289,136

Total Financials		47,951,972

Health Care (8.3%)
Biotechnology (0.4%)
United Therapeutics Corp.*	5,776	1,004,735

Health Care Equipment & Supplies (3.3%)
Align Technology, Inc.*	9,038	566,773
Cooper Cos., Inc.	6,026	1,072,447
Halyard Health, Inc.*	5,770	233,685
Hill-Rom Holdings, Inc.	7,019	381,342
Hologic, Inc.*	30,316	1,153,827
IDEXX Laboratories, Inc.*	11,646	746,974
ResMed, Inc.	17,455	983,938
Sirona Dental Systems, Inc.*	6,911	694,003
STERIS Corp.	7,419	478,080
Teleflex, Inc.	5,181	701,767
Thoratec Corp.*	6,712	299,154

		7,311,990

Health Care Providers & Services (3.1%)
Centene Corp.*	14,765	1,187,106
Community Health Systems, Inc.*	14,586	918,480
Health Net, Inc.*	9,580	614,270
LifePoint Health, Inc.*	5,519	479,877
MEDNAX, Inc.*	11,703	867,309
Molina Healthcare, Inc.*	4,989	350,727
Omnicare, Inc.	12,049	1,135,618
Owens & Minor, Inc.	7,829	266,186
VCA, Inc.*	10,179	553,789
WellCare Health Plans, Inc.*	5,488	465,547

		6,838,909

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	21,055	288,033
HMS Holdings Corp.*	10,972	188,389

		476,422

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	2,598	391,285
Bio-Techne Corp.	4,638	456,704
Charles River Laboratories International, Inc.*	5,906	415,428
Mettler-Toledo International, Inc.*	3,483	1,189,305

		2,452,722

Pharmaceuticals (0.2%)
Akorn, Inc.*	9,766	426,384

Total Health Care		18,511,162

Industrials (13.4%)
Aerospace & Defense (1.6%)
B/E Aerospace, Inc.	13,182	723,692
Esterline Technologies Corp.*	3,821	364,294
Huntington Ingalls Industries, Inc.	6,046	680,719
KLX, Inc.*	6,528	288,081
Orbital ATK, Inc.	7,356	539,636
Teledyne Technologies, Inc.*	4,393	463,505
Triumph Group, Inc.	6,138	405,047

		3,464,974

Airlines (0.8%)
Alaska Air Group, Inc.	16,152	1,040,674
JetBlue Airways Corp.*	32,570	676,153

		1,716,827

Building Products (1.0%)
A.O. Smith Corp.	9,289	668,622
Fortune Brands Home & Security, Inc.	19,759	905,358
Lennox International, Inc.	5,126	552,019

		2,125,999

Commercial Services & Supplies (1.5%)
Clean Harbors, Inc.*	6,634	356,511
Copart, Inc.*	14,116	500,836
Deluxe Corp.	6,197	384,214
Herman Miller, Inc.	7,387	213,706
HNI Corp.	5,527	282,706
MSA Safety, Inc.	3,900	189,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

R.R. Donnelley & Sons Co.	25,588	$445,999
Rollins, Inc.	11,949	340,905
Waste Connections, Inc.	15,352	723,386

		3,437,452

Construction & Engineering (0.5%)
AECOM*	18,829	622,863
Granite Construction, Inc.	4,508	160,079
KBR, Inc.	17,887	348,439

		1,131,381

Electrical Equipment (0.9%)
Acuity Brands, Inc.	5,402	972,252
Hubbell, Inc., Class B	6,652	720,278
Regal Beloit Corp.	5,547	402,657

		2,095,187

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	8,104	811,372

Machinery (4.0%)
AGCO Corp.	9,930	563,825
CLARCOR, Inc.	6,245	388,689
Crane Co.	6,066	356,256
Donaldson Co., Inc.	15,706	562,275
Graco, Inc.	7,305	518,874
IDEX Corp.	9,659	759,004
ITT Corp.	11,106	464,675
Kennametal, Inc.	9,817	334,956
Lincoln Electric Holdings, Inc.	9,448	575,289
Nordson Corp.	7,046	548,813
Oshkosh Corp.	9,694	410,832
SPX Corp.	5,099	369,116
Terex Corp.	13,079	304,087
Timken Co.	9,061	331,361
Trinity Industries, Inc.	19,227	508,169
Valmont Industries, Inc.	2,949	350,548
Wabtec Corp.	12,003	1,131,163
Woodward, Inc.	7,226	397,358

		8,875,290

Marine (0.2%)
Kirby Corp.*	6,911	529,797

Professional Services (1.1%)
CEB, Inc.	4,175	363,476
FTI Consulting, Inc.*	5,158	212,716
ManpowerGroup, Inc.	9,709	867,790
Towers Watson & Co., Class A	8,638	1,086,660

		2,530,642

Road & Rail (0.8%)
Con-way, Inc.	7,133	273,693
Genesee & Wyoming, Inc., Class A*	6,396	487,248
Landstar System, Inc.	5,514	368,721
Old Dominion Freight Line, Inc.*	8,433	578,546
Werner Enterprises, Inc.	5,516	144,795

		1,853,003

Trading Companies & Distributors (0.6%)
GATX Corp.	5,460	290,199
MSC Industrial Direct Co., Inc., Class A	6,258	436,621

NOW, Inc.*	13,274	264,285
Watsco, Inc.	3,442	425,913

		1,417,018

Total Industrials		29,988,942

Information Technology (14.7%)
Communications Equipment (0.9%)
ARRIS Group, Inc.*	16,452	503,431
Ciena Corp.*	14,577	345,184
InterDigital, Inc.	4,525	257,427
JDS Uniphase Corp.*	29,014	335,982
Plantronics, Inc.	4,858	273,554
Polycom, Inc.*	16,775	191,906

		1,907,484

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	11,906	664,355
Avnet, Inc.	16,863	693,238
Belden, Inc.	5,287	429,463
Cognex Corp.	10,793	519,143
FEI Co.	5,188	430,241
Ingram Micro, Inc., Class A*	19,392	485,382
IPG Photonics Corp.*	4,433	377,581
Jabil Circuit, Inc.	24,069	512,429
Keysight Technologies, Inc.*	20,957	653,649
Knowles Corp.*	10,551	190,973
National Instruments Corp.	12,559	369,988
Tech Data Corp.*	4,592	264,316
Trimble Navigation Ltd.*	32,217	755,811
Vishay Intertechnology, Inc.	16,852	196,831
Zebra Technologies Corp., Class A*	6,388	709,387

		7,252,787

Internet Software & Services (0.2%)
Rackspace Hosting, Inc.*	14,657	545,094

IT Services (3.0%)
Acxiom Corp.*	9,670	169,999
Broadridge Financial Solutions, Inc.	14,898	745,049
Convergys Corp.	12,299	313,502
CoreLogic, Inc.*	11,185	443,933
DST Systems, Inc.	3,531	444,835
Gartner, Inc.*	10,295	883,105
Global Payments, Inc.	8,270	855,531
Jack Henry & Associates, Inc.	10,160	657,352
Leidos Holdings, Inc.	7,753	312,989
MAXIMUS, Inc.	8,184	537,934
NeuStar, Inc., Class A*	4,964	144,998
Science Applications International Corp.	4,905	259,229
VeriFone Systems, Inc.*	14,166	481,077
WEX, Inc.*	4,813	548,538

		6,798,071

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	78,238	187,771
Atmel Corp.	51,871	511,189
Cree, Inc.*	13,614	354,372
Cypress Semiconductor Corp.*	40,671	478,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Fairchild Semiconductor International, Inc.*	14,459	$251,297
Integrated Device Technology, Inc.*	18,428	399,888
Intersil Corp., Class A	16,305	203,976
Silicon Laboratories, Inc.*	4,887	263,947
SunEdison, Inc.*	36,139	1,080,917
Teradyne, Inc.	26,693	514,908

		4,246,556

Software (4.8%)
ACI Worldwide, Inc.*	14,460	355,282
Advent Software, Inc.	5,614	248,195
ANSYS, Inc.*	11,145	1,016,870
Cadence Design Systems, Inc.*	36,335	714,346
CDK Global, Inc.	19,915	1,075,012
CommVault Systems, Inc.*	5,266	223,331
FactSet Research Systems, Inc.	4,819	783,136
Fair Isaac Corp.	3,861	350,502
Fortinet, Inc.*	17,662	729,970
Informatica Corp.*	13,160	637,865
Manhattan Associates, Inc.*	9,185	547,885
Mentor Graphics Corp.	12,213	322,790
PTC, Inc.*	14,278	585,683
Rovi Corp.*	11,084	176,790
SolarWinds, Inc.*	8,244	380,296
Solera Holdings, Inc.	8,342	371,719
Synopsys, Inc.*	19,188	971,872
Tyler Technologies, Inc.*	4,197	543,008
Ultimate Software Group, Inc.*	3,553	583,900

		10,618,452

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	13,036	254,463
Diebold, Inc.	8,010	280,350
Lexmark International, Inc., Class A	7,551	333,754
NCR Corp.*	20,998	632,040

		1,500,607

Total Information Technology		32,869,051

Materials (6.3%)
Chemicals (3.0%)
Albemarle Corp.	13,933	770,077
Ashland, Inc.	7,765	946,554
Cabot Corp.	7,882	293,920
Chermours Co.*	22,572	361,152
Cytec Industries, Inc.	8,839	535,025
Minerals Technologies, Inc.	4,295	292,618
NewMarket Corp.	1,337	593,481
Olin Corp.	9,619	259,232
PolyOne Corp.	11,038	432,358
RPM International, Inc.	16,553	810,600
Scotts Miracle-Gro Co., Class A	5,556	328,971
Sensient Technologies Corp.	5,800	396,372
Valspar Corp.	9,254	757,162

		6,777,522

Construction Materials (0.2%)
Eagle Materials, Inc.	6,251	477,139

Containers & Packaging (1.4%)
AptarGroup, Inc.	7,781	496,194
Bemis Co., Inc.	12,118	545,431
Greif, Inc., Class A	4,205	150,749
Packaging Corp. of America	12,270	766,752
Rock-Tenn Co., Class A	5,232	314,966
Silgan Holdings, Inc.	5,160	272,242
Sonoco Products Co.	12,517	536,479

		3,082,813

Metals & Mining (1.4%)
Carpenter Technology Corp.	6,299	243,645
Commercial Metals Co.	14,396	231,488
Compass Minerals International, Inc.	4,177	343,099
Reliance Steel & Aluminum Co.	9,321	563,734
Royal Gold, Inc.	8,106	499,249
Steel Dynamics, Inc.	30,010	621,657
TimkenSteel Corp.	4,654	125,611
United States Steel Corp.	18,090	373,016
Worthington Industries, Inc.	6,066	182,344

		3,183,843

Paper & Forest Products (0.3%)
Domtar Corp.	7,939	328,675
Louisiana-Pacific Corp.*	17,681	301,107

		629,782

Total Materials		14,151,099

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	12,160	357,504

Total Telecommunication Services		357,504

Utilities (3.9%)
Electric Utilities (1.4%)
Cleco Corp.	7,511	404,467
Great Plains Energy, Inc.	19,135	462,302
Hawaiian Electric Industries, Inc.	13,149	390,920
IDACORP, Inc.	6,261	351,492
OGE Energy Corp.	24,786	708,136
PNM Resources, Inc.	9,881	243,073
Westar Energy, Inc.	16,417	561,790

		3,122,180

Gas Utilities (1.4%)
Atmos Energy Corp.	12,524	642,231
National Fuel Gas Co.	10,492	617,874
ONE Gas, Inc.	6,506	276,895
Questar Corp.	21,814	456,131
UGI Corp.	21,417	737,815
WGL Holdings, Inc.	6,192	336,164

		3,067,110

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	10,513	180,403

Multi-Utilities (0.8%)
Alliant Energy Corp.	13,949	805,136
Black Hills Corp.	5,551	242,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MDU Resources Group, Inc.	24,129	$471,239
Vectren Corp.	10,243	394,151

		1,912,827

Water Utilities (0.2%)
Aqua America, Inc.	21,952	537,605

Total Utilities		8,820,125

Total Common Stocks (88.9%) (Cost $145,052,411)		198,702,511

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,052,356	3,052,356

Total Short-Term Investments (1.4%) (Cost $3,052,356)		3,052,356

Total Investments (90.3%) (Cost $148,104,767)		201,754,867
Other Assets Less Liabilities (9.7%)		21,656,206

Net Assets (100%)		$223,411,073

*	Non-income producing.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	166	September-15	$25,369,226	$24,868,460	$(500,766)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,646,068	$—	$—	$28,646,068
Consumer Staples	8,374,867	—	—	8,374,867
Energy	9,031,721	—	—	9,031,721
Financials	47,951,972	—	—	47,951,972
Health Care	18,511,162	—	—	18,511,162
Industrials	29,988,942	—	—	29,988,942
Information Technology	32,869,051	—	—	32,869,051
Materials	14,151,099	—	—	14,151,099
Telecommunication Services	357,504	—	—	357,504
Utilities	8,820,125	—	—	8,820,125
Short-Term Investments	3,052,356	—	—	3,052,356

Total Assets	$201,754,867	$—	$—	$201,754,867

Liabilities:
Futures	$(500,766)	$—	$—	$(500,766)

Total Liabilities	$(500,766)	$—	$—	$(500,766)

Total	$201,254,101	$—	$—	$201,254,101

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(500,766	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$7,679,514	$7,679,514

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(2,723,947)	$(2,723,947)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $80,607,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$67,953,543
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,108,957

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,471,404
Aggregate gross unrealized depreciation	(5,123,804)

Net unrealized appreciation	$53,347,600

Federal income tax cost of investments	$148,407,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $148,104,767)	$201,754,867
Cash	20,165,647
Cash held as collateral at broker	1,072,000
Receivable for securities sold	2,261,127
Dividends, interest and other receivables	169,245
Due from broker for futures variation margin	35,950
Other assets	2,342

Total assets	225,461,178

LIABILITIES
Payable for securities purchased	1,677,601
Payable to Separate Accounts for Trust shares redeemed	208,855
Investment management fees payable	85,088
Administrative fees payable	25,857
Trustees’ fees payable	311
Accrued expenses	52,393

Total liabilities	2,050,105

NET ASSETS	$223,411,073

Net assets were comprised of:
Paid in capital	$146,185,404
Accumulated undistributed net investment income (loss)	509,571
Accumulated undistributed net realized gain (loss) on investments and futures	23,566,764
Net unrealized appreciation (depreciation) on investments and futures	53,149,334

Net assets	$223,411,073

Class K
Net asset value, offering and redemption price per share, $223,411,073 / 24,669,324 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,208,654
Interest	35,742

Total income	1,244,396

EXPENSES
Investment management fees	540,406
Administrative fees	165,958
Custodian fees	30,249
Professional fees	19,179
Printing and mailing expenses	6,300
Trustees’ fees	2,809
Distribution fees – Class IA (b)	1
Miscellaneous	4,633

Total expenses	769,535

NET INVESTMENT INCOME (LOSS)	474,861

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	10,545,268
Futures	7,679,514

Net realized gain (loss)	18,224,782

Change in unrealized appreciation (depreciation) on:
Investments	(6,526,490)
Futures	(2,723,947)

Net change in unrealized appreciation (depreciation)	(9,250,437)

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,974,345

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,449,206

(b)	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$474,861	$655,073
Net realized gain (loss) on investments and futures	18,224,782	48,083,096
Net change in unrealized appreciation (depreciation) on investments and futures	(9,250,437)	(26,836,531)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,449,206	21,901,638

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA (b)	—	(2)
Class K	—	(701,800)

	—	(701,802)

Distributions from net realized capital gains
Class IA (b)	—	(355)
Class K	—	(50,085,343)

	—	(50,085,698)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(50,787,500)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 40 shares, respectively ]	—	357
Capital shares repurchased [ (207) and 0 shares, respectively ]	(1,909)	—

Total Class IA transactions	(1,909)	357

Class K
Capital shares sold [ 70,349 and 63,684 shares, respectively ]	631,712	641,209
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,646,548 shares, respectively ]	—	50,787,143
Capital shares repurchased [ (4,005,308) and (11,668,526) shares, respectively ]	(36,397,832)	(116,524,287)

Total Class K transactions	(35,766,120)	(65,095,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,768,029)	(65,095,578)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,318,823)	(93,981,440)
NET ASSETS:
Beginning of period	249,729,896	343,711,336

End of period (a)	$223,411,073	$249,729,896

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$509,571	$34,710

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015 ‡	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$8.74	$9.95	$9.75	$9.37	$11.57	$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	— #	(0.05)†	(0.01)†	0.01	0.02
Net realized and unrealized gain (loss) on investments and futures	0.47	0.84	3.11	1.53	(1.13)	2.29

Total from investment operations	0.47	0.84	3.06	1.52	(1.12)	2.31

Less distributions:
Dividends from net investment income	—	— #	— #	— #	(0.02)	(0.02)
Distributions from net realized gains	—	(2.05)	(2.86)	(1.14)	(1.06)	(1.39)

Total dividends and distributions	—	(2.05)	(2.86)	(1.14)	(1.08)	(1.41)

Net asset value, end of period	$9.21	$8.74	$9.95	$9.75	$9.37	$11.57

Total return (b)	5.38%	8.66%	32.29%	16.23%	(9.60)%	22.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$138	$118	$841,905
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.83%	0.88%	0.90%	0.90%	0.60%	0.63%
Before reimbursements (a)(f)	0.83%	0.88%	0.90%	0.90%	0.63%	0.66%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.12%	— %‡‡	(0.44)%	(0.08)%	0.11%	0.20%
Before reimbursements (a)(f)	0.12%	— %‡‡	(0.44)%	(0.08)%	0.08%	0.17%
Portfolio turnover rate (z)^	16%	13%	11%	10%	14%	18%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$8.73	$9.94	$9.75	$9.37	$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	0.02	0.02	— #
Net realized and unrealized gain (loss) on investments and futures	0.31	0.85	3.06	1.53	0.15

Total from investment operations	0.33	0.87	3.08	1.55	0.15

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	—	(2.05)	(2.86)	(1.14)	—

Total dividends and distributions	—	(2.08)	(2.89)	(1.17)	(0.02)

Net asset value, end of period	$9.06	$8.73	$9.94	$9.75	$9.37

Total return (b)	3.78%	8.93%	32.51%	16.53%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,411	$249,728	$343,710	$455,423	$537,190
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.64%	0.66%	0.65%	0.65%	0.63%
Before reimbursements (a)(f)	0.64%	0.66%	0.65%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.40%	0.24%	0.20%	0.16%	0.10%
Before reimbursements (a)(f)	0.40%	0.24%	0.20%	0.16%	0.10%
Portfolio turnover rate (z)^	16%	13%	11%	10%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	21.7%
Information Technology	15.3
Health Care	14.3
Consumer Discretionary	13.0
Industrials	11.5
Materials	3.6
Energy	3.5
Utilities	2.9
Consumer Staples	2.8
Telecommunication Services	0.8
Investment Companies	0.6
Cash and Other	10.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class IA ceased operations after the close of business on April 13, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA†
Actual	$1,000.00	$1,053.20	$2.53
Hypothetical (5% average return before expenses)	1,000.00	1,020.47	4.37
Class K
Actual	1,000.00	1,045.90	3.10
Hypothetical (5% average return before expenses)	1,000.00	1,021.76	3.07

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.87% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class K and the hypothetical example (to reflect the one-half year period) and multiplied by 103/365 for Class IA (to reflect the actual number of days in the period).

†   Class IA ceased operations after the close of business on April 13, 2015.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	38,329	$801,459
Cooper Tire & Rubber Co.	30,110	1,018,621
Cooper-Standard Holding, Inc.*	7,416	455,862
Dana Holding Corp.	85,170	1,752,799
Dorman Products, Inc.*	14,067	670,433
Drew Industries, Inc.	13,574	787,563
Federal-Mogul Holdings Corp.*	10,838	123,011
Fox Factory Holding Corp.*	5,695	91,576
Gentherm, Inc.*	18,369	1,008,642
Metaldyne Performance Group, Inc.	3,926	71,257
Modine Manufacturing Co.*	29,093	312,168
Motorcar Parts of America, Inc.*	7,746	233,077
Remy International, Inc.	14,990	331,429
Standard Motor Products, Inc.	11,539	405,250
Stoneridge, Inc.*	10,162	118,997
Strattec Security Corp.	1,312	90,134
Superior Industries International, Inc.	7,912	144,869
Tenneco, Inc.*	31,130	1,788,107
Tower International, Inc.*	9,752	254,040

		10,459,294

Automobiles (0.0%)
Winnebago Industries, Inc.	12,607	297,399

Distributors (0.2%)
Core-Mark Holding Co., Inc.	12,213	723,620
Fenix Parts, Inc.*	4,873	48,828
Pool Corp.	22,008	1,544,521
VOXX International Corp.*	7,604	62,961
Weyco Group, Inc.	2,196	65,485

		2,445,415

Diversified Consumer Services (1.0%)
2U, Inc.*	12,011	386,634
American Public Education, Inc.*	9,435	242,668
Apollo Education Group, Inc.*	47,825	615,986
Ascent Capital Group, Inc., Class A*	8,363	357,435
Bridgepoint Education, Inc.*	6,320	60,419
Bright Horizons Family Solutions, Inc.*	19,281	1,114,442
Cambium Learning Group, Inc.*	4,687	20,013
Capella Education Co.	6,483	347,943
Career Education Corp.*	23,722	78,283
Carriage Services, Inc.	6,040	144,235
Chegg, Inc.*	39,278	307,939
Collectors Universe, Inc.	2,757	54,975
DeVry Education Group, Inc.	32,309	968,624
Grand Canyon Education, Inc.*	24,948	1,057,795
Houghton Mifflin Harcourt Co.*	69,235	1,744,722
K12, Inc.*	15,456	195,518
Liberty Tax, Inc.	1,903	47,099
LifeLock, Inc.*	48,664	798,090
Regis Corp.*	22,863	360,321

Sotheby’s, Inc.	32,051	1,449,987
Steiner Leisure Ltd.*	6,449	346,827
Strayer Education, Inc.*	6,117	263,643
Universal Technical Institute, Inc.	7,735	66,521
Weight Watchers International, Inc.*	14,969	72,600

		11,102,719

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	54,567	681,542
Biglari Holdings, Inc.*	940	388,925
BJ’s Restaurants, Inc.*	12,149	588,619
Bloomin’ Brands, Inc.	62,906	1,343,043
Bob Evans Farms, Inc.	12,541	640,218
Bojangles’, Inc.*	3,085	73,608
Boyd Gaming Corp.*	44,235	661,313
Bravo Brio Restaurant Group, Inc.*	5,400	73,170
Buffalo Wild Wings, Inc.*	9,860	1,544,963
Caesars Acquisition Co., Class A*	24,197	166,475
Caesars Entertainment Corp.*	30,548	186,954
Carrols Restaurant Group, Inc.*	12,284	127,754
Cheesecake Factory, Inc.	25,493	1,390,261
Churchill Downs, Inc.	7,122	890,606
Chuy’s Holdings, Inc.*	5,918	158,543
ClubCorp Holdings, Inc.	22,287	532,214
Cracker Barrel Old Country Store, Inc.	10,048	1,498,760
Dave & Buster’s Entertainment, Inc.*	11,567	417,453
Del Frisco’s Restaurant Group, Inc.*	10,219	190,380
Denny’s Corp.*	46,708	542,280
Diamond Resorts International, Inc.*	22,288	703,186
DineEquity, Inc.	8,982	890,026
El Pollo Loco Holdings, Inc.*	4,917	101,831
Eldorado Resorts, Inc.*	11,568	90,462
Empire Resorts, Inc.*	5,775	29,395
Fiesta Restaurant Group, Inc.*	14,758	737,900
Habit Restaurants, Inc., Class A*	4,103	128,383
International Speedway Corp., Class A	15,559	570,549
Interval Leisure Group, Inc.	22,191	507,064
Intrawest Resorts Holdings, Inc.*	6,444	74,879
Isle of Capri Casinos, Inc.*	8,962	162,660
Jack in the Box, Inc.	19,840	1,749,094
Jamba, Inc.*	5,058	78,349
Kona Grill, Inc.*	2,920	56,677
Krispy Kreme Doughnuts, Inc.*	34,572	665,857
La Quinta Holdings, Inc.*	48,998	1,119,604
Marcus Corp.	9,125	175,018
Marriott Vacations Worldwide Corp.	13,925	1,277,619
Monarch Casino & Resort, Inc.*	4,563	93,815
Morgans Hotel Group Co.*	12,244	82,525
Noodles & Co.*	4,698	68,591
Papa John’s International, Inc.	15,651	1,183,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Papa Murphy’s Holdings, Inc.*	3,317	$68,728
Penn National Gaming, Inc.*	44,863	823,236
Pinnacle Entertainment, Inc.*	19,679	733,633
Popeyes Louisiana Kitchen, Inc.*	12,965	777,770
Potbelly Corp.*	7,810	95,673
Red Robin Gourmet Burgers, Inc.*	7,429	637,557
Ruby Tuesday, Inc.*	22,439	140,693
Ruth’s Hospitality Group, Inc.	18,143	292,465
Scientific Games Corp., Class A*	28,090	436,519
SeaWorld Entertainment, Inc.	34,735	640,513
Shake Shack, Inc., Class A*	2,082	125,482
Sonic Corp.	28,773	828,662
Speedway Motorsports, Inc.	7,484	169,513
Texas Roadhouse, Inc.	36,424	1,363,350
Vail Resorts, Inc.	18,971	2,071,633
Zoe’s Kitchen, Inc.*	9,786	400,639

		32,250,003

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	3,815	108,384
Beazer Homes USA, Inc.*	10,283	205,146
Cavco Industries, Inc.*	4,602	347,175
Century Communities, Inc.*	5,651	113,755
CSS Industries, Inc.	3,481	105,300
Ethan Allen Interiors, Inc.	14,475	381,272
Flexsteel Industries, Inc.	2,031	87,516
Green Brick Partners, Inc.*	5,133	56,206
Helen of Troy Ltd.*	14,633	1,426,571
Hooker Furniture Corp.	3,722	93,459
Hovnanian Enterprises, Inc., Class A*	46,391	123,400
Installed Building Products, Inc.*	7,258	177,676
iRobot Corp.*	16,371	521,907
KB Home	46,796	776,814
La-Z-Boy, Inc.	26,886	708,177
LGI Homes, Inc.*	5,255	103,944
Libbey, Inc.	12,158	502,490
Lifetime Brands, Inc.	4,272	63,097
M.D.C. Holdings, Inc.	21,773	652,537
M/I Homes, Inc.*	13,567	334,698
Meritage Homes Corp.*	20,686	974,104
NACCO Industries, Inc., Class A	1,527	92,781
New Home Co., Inc.*	3,541	61,011
Ryland Group, Inc.	24,359	1,129,527
Skullcandy, Inc.*	7,801	59,834
Standard Pacific Corp.*	77,626	691,648
Taylor Morrison Home Corp., Class A*	16,920	344,491
TRI Pointe Homes, Inc.*	86,564	1,324,429
Universal Electronics, Inc.*	8,330	415,167
WCI Communities, Inc.*	5,760	140,486
William Lyon Homes, Class A*	7,385	189,573
ZAGG, Inc.*	10,601	83,960

		12,396,535

Internet & Catalog Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	9,624	100,667
Blue Nile, Inc.*	4,289	130,343
Etsy, Inc.*	7,239	101,708
EVINE Live, Inc.*	18,633	50,123
FTD Cos., Inc.*	10,662	300,562
HSN, Inc.	17,331	1,216,463
Lands’ End, Inc.*	6,017	149,402
Liberty TripAdvisor Holdings, Inc.*	37,863	1,219,946
Nutrisystem, Inc.	15,230	378,922
Orbitz Worldwide, Inc.*	56,791	648,553
Overstock.com, Inc.*	4,413	99,469
PetMed Express, Inc.	7,259	125,363
Shutterfly, Inc.*	19,054	910,972
Travelport Worldwide Ltd.	53,633	739,063
Wayfair, Inc., Class A*	10,132	381,368
zulily, Inc., Class A*	33,106	431,702

		6,984,626

Leisure Products (0.3%)
Arctic Cat, Inc.	4,705	156,253
Black Diamond, Inc.*	8,046	74,345
Callaway Golf Co.	43,539	389,239
Escalade, Inc.	3,412	62,747
JAKKS Pacific, Inc.*	7,530	74,472
Johnson Outdoors, Inc., Class A	1,899	44,722
Malibu Boats, Inc., Class A*	6,380	128,174
Marine Products Corp.	9,709	60,584
Nautilus, Inc.*	16,234	349,193
Performance Sports Group Ltd.*	22,890	412,020
Smith & Wesson Holding Corp.*	28,160	467,174
Sturm Ruger & Co., Inc.	10,829	622,126

		2,841,049

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	12,248	375,769
Carmike Cinemas, Inc.*	14,116	374,639
Central European Media Enterprises Ltd., Class A*	26,936	58,720
Crown Media Holdings, Inc., Class A*	36,501	164,984
Cumulus Media, Inc., Class A*	63,958	129,835
Daily Journal Corp.*	386	75,853
DreamWorks Animation SKG, Inc., Class A*	38,430	1,013,783
Entercom Communications Corp., Class A*	12,084	137,999
Entravision Communications Corp., Class A	23,409	192,656
Eros International plc*	14,266	358,362
EW Scripps Co., Class A	29,873	682,598
Global Eagle Entertainment, Inc.*	21,775	283,510
Gray Television, Inc.*	30,810	483,101
Harte-Hanks, Inc.	18,229	108,645
Hemisphere Media Group, Inc.*	3,971	47,255
IMAX Corp.*	30,537	1,229,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Journal Media Group, Inc.	8,675	$71,916
Loral Space & Communications, Inc.*	7,094	447,773
Martha Stewart Living Omnimedia, Inc., Class A*	11,416	71,236
MDC Partners, Inc., Class A	23,530	463,541
Media General, Inc.*	48,741	805,201
Meredith Corp.	19,461	1,014,891
National CineMedia, Inc.	31,681	505,629
New Media Investment Group, Inc.	21,914	392,918
New York Times Co., Class A	73,318	1,000,791
Nexstar Broadcasting Group, Inc., Class A	16,537	926,072
Reading International, Inc., Class A*	6,451	89,346
Rentrak Corp.*	6,697	467,451
Saga Communications, Inc., Class A	1,189	45,004
Scholastic Corp.	14,352	633,354
SFX Entertainment, Inc.*	16,658	74,794
Sinclair Broadcast Group, Inc., Class A	33,762	942,297
Sizmek, Inc.*	7,259	51,539
Time, Inc.	57,187	1,315,873
Townsquare Media, Inc., Class A*	2,850	38,703
Tribune Publishing Co.	7,318	113,722
World Wrestling Entertainment, Inc., Class A	11,038	182,127

		15,371,612

Multiline Retail (0.4%)
Big Lots, Inc.	27,388	1,232,186
Burlington Stores, Inc.*	38,405	1,966,336
Fred’s, Inc., Class A	20,974	404,588
Tuesday Morning Corp.*	26,078	293,769

		3,896,879

Specialty Retail (2.9%)
Abercrombie & Fitch Co., Class A	35,136	755,775
American Eagle Outfitters, Inc.	101,301	1,744,403
America’s Car-Mart, Inc.*	3,087	152,251
ANN, Inc.*	23,760	1,147,370
Asbury Automotive Group, Inc.*	13,811	1,251,553
Ascena Retail Group, Inc.*	70,949	1,181,656
Barnes & Noble, Inc.*	25,325	657,437
bebe stores, Inc.	8,317	16,634
Big 5 Sporting Goods Corp.	6,619	94,056
Boot Barn Holdings, Inc.*	4,338	138,816
Buckle, Inc.	15,874	726,553
Build-A-Bear Workshop, Inc.*	5,244	83,852
Caleres, Inc.	23,457	745,463
Cato Corp., Class A	13,795	534,694
Chico’s FAS, Inc.	72,335	1,202,931
Children’s Place, Inc.	10,631	695,374
Christopher & Banks Corp.*	14,186	56,886
Citi Trends, Inc.*	5,646	136,633
Conn’s, Inc.*	14,273	566,638
Container Store Group, Inc.*	5,905	99,617

Destination XL Group, Inc.*	12,792	64,088
Express, Inc.*	43,057	779,762
Finish Line, Inc., Class A	25,664	713,973
Five Below, Inc.*	27,569	1,089,803
Francesca’s Holdings Corp.*	22,137	298,185
Genesco, Inc.*	13,192	871,068
Group 1 Automotive, Inc.	12,648	1,148,818
Guess?, Inc.	33,875	649,384
Haverty Furniture Cos., Inc.	8,402	181,651
Hibbett Sports, Inc.*	13,436	625,849
Kirkland’s, Inc.	6,234	173,742
Lithia Motors, Inc., Class A	12,065	1,365,275
Lumber Liquidators Holdings, Inc.*	14,158	293,212
MarineMax, Inc.*	13,301	312,707
Mattress Firm Holding Corp.*	10,442	636,440
Men’s Wearhouse, Inc.	25,008	1,602,263
Monro Muffler Brake, Inc.	16,389	1,018,740
Outerwall, Inc.	10,198	776,170
Party City Holdco, Inc.*	9,228	187,052
Pep Boys-Manny, Moe & Jack*	27,294	334,897
Pier 1 Imports, Inc.	51,953	656,166
Rent-A-Center, Inc.	28,209	799,725
Restoration Hardware Holdings, Inc.*	17,419	1,700,617
Select Comfort Corp.*	28,663	861,896
Shoe Carnival, Inc.	5,365	154,834
Sonic Automotive, Inc., Class A	18,868	449,624
Sportsman’s Warehouse Holdings, Inc.*	6,880	78,226
Stage Stores, Inc.	19,396	340,012
Stein Mart, Inc.	10,520	110,144
Systemax, Inc.*	7,757	67,020
Tile Shop Holdings, Inc.*	9,918	140,736
Tilly’s, Inc., Class A*	4,177	40,392
Vitamin Shoppe, Inc.*	16,042	597,885
West Marine, Inc.*	6,697	64,559
Winmark Corp.	786	77,421
Zumiez, Inc.*	11,904	317,004

		31,567,932

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.	2,972	83,751
Columbia Sportswear Co.	14,647	885,558
Crocs, Inc.*	39,009	573,822
Culp, Inc.	3,674	113,894
Deckers Outdoor Corp.*	17,546	1,262,786
G-III Apparel Group Ltd.*	20,501	1,442,245
Iconix Brand Group, Inc.*	25,495	636,610
Movado Group, Inc.	8,698	236,238
Oxford Industries, Inc.	7,617	666,107
Perry Ellis International, Inc.*	4,401	104,612
Quiksilver, Inc.*	70,035	46,419
Sequential Brands Group, Inc.*	9,013	137,809
Steven Madden Ltd.*	29,651	1,268,470
Superior Uniform Group, Inc.	2,487	41,135
Tumi Holdings, Inc.*	28,141	577,453
Unifi, Inc.*	5,354	179,359
Vera Bradley, Inc.*	7,643	86,136
Vince Holding Corp.*	5,535	66,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Wolverine World Wide, Inc.	54,577	$1,554,353

		9,963,066

Total Consumer Discretionary		139,576,529

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,696	1,089,425
Castle Brands, Inc.*	22,606	31,422
Coca-Cola Bottling Co. Consolidated	2,386	360,453
Craft Brew Alliance, Inc.*	3,770	41,696
MGP Ingredients, Inc.	3,908	65,733
National Beverage Corp.*	4,326	97,292

		1,686,021

Food & Staples Retailing (0.9%)
Andersons, Inc.	14,783	576,537
Casey’s General Stores, Inc.	20,241	1,937,873
Chefs’ Warehouse, Inc.*	6,883	146,195
Diplomat Pharmacy, Inc.*	18,286	818,299
Fairway Group Holdings Corp.*	7,258	25,838
Fresh Market, Inc.*	23,550	756,897
Ingles Markets, Inc., Class A	6,985	333,673
Natural Grocers by Vitamin Cottage, Inc.*	3,202	78,833
PriceSmart, Inc.	10,438	952,363
Smart & Final Stores, Inc.*	8,811	157,453
SpartanNash Co.	19,017	618,813
SUPERVALU, Inc.*	133,341	1,078,729
United Natural Foods, Inc.*	26,595	1,693,570
Village Super Market, Inc., Class A	2,526	80,049
Weis Markets, Inc.	6,255	263,648

		9,518,770

Food Products (1.3%)
Alico, Inc.	1,362	61,780
Arcadia Biosciences, Inc.*	3,005	19,142
B&G Foods, Inc.	31,140	888,424
Boulder Brands, Inc.*	33,659	233,593
Calavo Growers, Inc.	7,833	406,768
Cal-Maine Foods, Inc.	17,235	899,667
Darling Ingredients, Inc.*	87,933	1,289,098
Dean Foods Co.	51,714	836,215
Diamond Foods, Inc.*	13,257	416,005
Farmer Bros Co.*	2,887	67,844
Fresh Del Monte Produce, Inc.	18,834	728,122
Freshpet, Inc.*	7,330	136,338
Inventure Foods, Inc.*	7,039	71,446
J&J Snack Foods Corp.	7,731	855,590
John B. Sanfilippo & Son, Inc.	3,045	158,036
Lancaster Colony Corp.	9,755	886,242
Landec Corp.*	9,866	142,366
Lifeway Foods, Inc.*	1,877	36,020
Limoneira Co.	4,298	95,545
Omega Protein Corp.*	8,238	113,273
Post Holdings, Inc.*	28,179	1,519,693
Sanderson Farms, Inc.	11,672	877,268
Seaboard Corp.*	132	475,068
Seneca Foods Corp., Class A*	3,043	84,504
Snyder’s-Lance, Inc.	24,688	796,682

Tootsie Roll Industries, Inc.	9,981	322,486
TreeHouse Foods, Inc.*	22,544	1,826,740

		14,243,955

Household Products (0.1%)
Central Garden & Pet Co., Class A*	16,425	187,409
HRG Group, Inc.*	44,398	577,174
Oil-Dri Corp. of America	2,126	64,588
Orchids Paper Products Co.	3,588	86,363
WD-40 Co.	7,301	636,355

		1,551,889

Personal Products (0.1%)
Elizabeth Arden, Inc.*	11,680	166,557
Inter Parfums, Inc.	7,412	251,489
Medifast, Inc.*	4,155	134,289
Natural Health Trends Corp.	2,984	123,717
Nature’s Sunshine Products, Inc.	4,175	57,406
Nutraceutical International Corp.*	3,485	86,219
Revlon, Inc., Class A*	4,846	177,897
Synutra International, Inc.*	8,006	57,243
USANA Health Sciences, Inc.*	3,291	449,748

		1,504,565

Tobacco (0.2%)
Alliance One International, Inc.*	469	11,216
Universal Corp.	11,945	684,687
Vector Group Ltd.	43,719	1,025,648

		1,721,551

Total Consumer Staples		30,226,751

Energy (3.5%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	32,903	869,955
Basic Energy Services, Inc.*	21,357	161,245
Bristow Group, Inc.	19,203	1,023,520
C&J Energy Services Ltd.*	31,497	415,760
CARBO Ceramics, Inc.	10,960	456,265
Era Group, Inc.*	7,306	149,627
Exterran Holdings, Inc.	34,070	1,112,386
FMSA Holdings, Inc.*	23,321	190,999
Forum Energy Technologies, Inc.*	32,599	661,108
Geospace Technologies Corp.*	4,683	107,943
Gulfmark Offshore, Inc., Class A	15,515	179,974
Helix Energy Solutions Group, Inc.*	56,340	711,574
Hornbeck Offshore Services, Inc.*	19,992	410,436
Independence Contract Drilling, Inc.*	5,567	49,379
ION Geophysical Corp.*	48,772	52,186
Key Energy Services, Inc.*	70,729	127,312
Matrix Service Co.*	15,484	283,048
McDermott International, Inc.*	130,965	699,353
Natural Gas Services Group, Inc.*	4,398	100,362
Newpark Resources, Inc.*	46,521	378,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Nordic American Offshore Ltd.	6,743	$54,888
North Atlantic Drilling Ltd.	26,476	31,507
Oil States International, Inc.*	26,097	971,591
Parker Drilling Co.*	44,057	146,269
PHI, Inc. (Non-Voting)*	6,865	206,087
Pioneer Energy Services Corp.*	35,373	224,265
RigNet, Inc.*	5,096	155,785
SEACOR Holdings, Inc.*	10,363	735,151
Seventy Seven Energy, Inc.*	20,396	87,499
Tesco Corp.	17,953	195,688
TETRA Technologies, Inc.*	39,512	252,087
Tidewater, Inc.	23,866	542,474
U.S. Silica Holdings, Inc.	29,359	861,980
Unit Corp.*	25,458	690,421

		13,296,340

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	53,941	159,126
Adams Resources & Energy, Inc.	801	35,725
Alon USA Energy, Inc.	11,398	215,422
Approach Resources, Inc.*	13,254	90,790
Ardmore Shipping Corp.	6,475	78,412
Bill Barrett Corp.*	27,410	235,452
Bonanza Creek Energy, Inc.*	24,995	456,159
Callon Petroleum Co.*	24,071	200,271
Carrizo Oil & Gas, Inc.*	26,609	1,310,227
Clayton Williams Energy, Inc.*	3,332	219,079
Clean Energy Fuels Corp.*	39,593	222,513
Cloud Peak Energy, Inc.*	34,730	161,842
Contango Oil & Gas Co.*	9,338	114,577
Delek U.S. Holdings, Inc.	29,195	1,074,960
DHT Holdings, Inc.	49,429	384,063
Dorian LPG Ltd.*	8,990	149,953
Earthstone Energy, Inc.*	375	7,324
Eclipse Resources Corp.*	34,966	183,921
Energy Fuels, Inc.*	14,623	65,072
Energy XXI Ltd.	53,122	139,711
Erin Energy Corp.*	4,590	17,947
Evolution Petroleum Corp.	8,139	53,636
EXCO Resources, Inc.	57,905	68,328
Frontline Ltd.*	39,685	96,831
GasLog Ltd.	22,909	457,034
Gastar Exploration, Inc.*	29,396	90,834
Green Plains, Inc.	20,805	573,178
Halcon Resources Corp.*	182,529	211,734
Hallador Energy Co.	7,554	63,000
Isramco, Inc.*	283	39,060
Jones Energy, Inc., Class A*	12,948	117,179
Magnum Hunter Resources Corp.*	113,445	212,142
Matador Resources Co.*	40,108	1,002,700
Navios Maritime Acquisition Corp.	29,856	107,183
Nordic American Tankers Ltd.	44,398	631,783
Northern Oil and Gas, Inc.*	33,843	229,117
Oasis Petroleum, Inc.*	70,493	1,117,314
Pacific Ethanol, Inc.*	9,413	97,142
Panhandle Oil and Gas, Inc., Class A	7,639	158,051
Par Petroleum Corp.*	5,615	105,113
Parsley Energy, Inc., Class A*	40,071	698,037

PDC Energy, Inc.*	20,062	1,076,126
Peabody Energy Corp.	140,923	308,621
Penn Virginia Corp.*	38,669	169,370
Renewable Energy Group, Inc.*	16,078	185,862
REX American Resources Corp.*	3,781	240,623
Rex Energy Corp.*	16,989	94,968
Ring Energy, Inc.*	7,451	83,377
Rosetta Resources, Inc.*	39,754	919,908
RSP Permian, Inc.*	27,668	777,747
Sanchez Energy Corp.*	27,417	268,687
SandRidge Energy, Inc.*	155,920	136,742
Scorpio Tankers, Inc.	92,678	935,121
SemGroup Corp., Class A	23,144	1,839,485
Ship Finance International Ltd.	33,418	545,382
Solazyme, Inc.*	28,916	90,796
Stone Energy Corp.*	31,554	397,265
Synergy Resources Corp.*	52,545	600,589
Teekay Tankers Ltd., Class A	43,499	287,528
TransAtlantic Petroleum Ltd.*	8,650	44,201
Triangle Petroleum Corp.*	30,641	153,818
Ultra Petroleum Corp.*	77,728	973,155
Uranium Energy Corp.*	32,851	52,233
W&T Offshore, Inc.	20,581	112,784
Western Refining, Inc.	36,056	1,572,763
Westmoreland Coal Co.*	9,224	191,675

		23,710,768

Total Energy		37,007,108

Financials (21.7%)
Banks (7.5%)
1st Source Corp.	6,046	206,290
Access National Corp.	2,388	46,423
American National Bankshares, Inc.	2,804	66,763
Ameris Bancorp	16,625	420,446
Ames National Corp.	2,948	73,995
Arrow Financial Corp.	4,480	121,094
Banc of California, Inc.	13,479	185,336
BancFirst Corp.	2,663	174,293
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,338	557,937
Bancorp, Inc.*	12,161	112,854
BancorpSouth, Inc.	50,739	1,307,037
Bank of Marin Bancorp/California	2,057	104,640
Bank of the Ozarks, Inc.	40,813	1,867,195
Banner Corp.	11,865	568,689
Bar Harbor Bankshares	2,144	75,962
BBCN Bancorp, Inc.	41,675	616,373
Berkshire Hills Bancorp, Inc.	16,936	482,337
Blue Hills Bancorp, Inc.*	9,994	139,916
BNC Bancorp	8,739	168,925
Boston Private Financial Holdings, Inc.	44,026	590,389
Bridge Bancorp, Inc.	4,196	111,991
Bridge Capital Holdings*	3,512	104,658
Bryn Mawr Bank Corp.	6,242	188,259
BSB Bancorp, Inc./Massachusetts*	2,839	62,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

C1 Financial, Inc.*	2,122	$41,124
Camden National Corp.	2,843	110,024
Capital Bank Financial Corp., Class A*	12,562	365,177
Capital City Bank Group, Inc.	3,938	60,133
Cardinal Financial Corp.	18,485	402,788
Cascade Bancorp*	20,880	108,158
Cathay General Bancorp	41,798	1,356,345
CenterState Banks, Inc.	22,585	305,123
Central Pacific Financial Corp.	9,946	236,218
Century Bancorp, Inc./Massachusetts, Class A	1,434	58,306
Chemical Financial Corp.	18,355	606,816
Citizens & Northern Corp.	4,067	83,577
City Holding Co.	8,781	432,464
CNB Financial Corp./Pennsylvania	4,735	87,124
CoBiz Financial, Inc.	13,344	174,406
Columbia Banking System, Inc.	30,471	991,526
Community Bank System, Inc.	21,321	805,294
Community Trust Bancorp, Inc.	5,565	194,052
CommunityOne Bancorp*	5,677	61,141
ConnectOne Bancorp, Inc.	14,790	318,429
CU Bancorp*	5,796	128,439
Customers Bancorp, Inc.*	14,166	380,924
CVB Financial Corp.	55,447	976,422
Eagle Bancorp, Inc.*	15,964	701,777
Enterprise Bancorp, Inc./Massachusetts	2,401	56,279
Enterprise Financial Services Corp.	7,388	168,225
F.N.B. Corp./Pennsylvania	92,142	1,319,473
Farmers Capital Bank Corp.*	2,680	76,192
FCB Financial Holdings, Inc., Class A*	14,213	451,973
Fidelity Southern Corp.	6,507	113,482
Financial Institutions, Inc.	4,972	123,505
First Bancorp, Inc./Maine	5,556	108,009
First Bancorp/North Carolina	7,258	121,063
First BanCorp/Puerto Rico*	54,466	262,526
First Busey Corp.	23,214	152,516
First Business Financial Services, Inc.	1,577	73,930
First Citizens BancShares, Inc./North Carolina, Class A	4,231	1,112,922
First Commonwealth Financial Corp.	50,948	488,591
First Community Bancshares, Inc./Virginia	6,344	115,588
First Connecticut Bancorp, Inc./Connecticut	6,118	97,093
First Financial Bancorp	31,602	566,940
First Financial Bankshares, Inc.	32,835	1,137,404
First Financial Corp./Indiana	3,944	141,037
First Interstate BancSystem, Inc., Class A	9,690	268,801
First Merchants Corp.	21,069	520,404
First Midwest Bancorp, Inc./Illinois	41,957	795,924
First NBC Bank Holding Co.*	6,382	229,752
First of Long Island Corp.	4,292	118,974
FirstMerit Corp.	84,452	1,759,135

Flushing Financial Corp.	18,471	388,076
Franklin Financial Network, Inc.*	2,018	46,293
Fulton Financial Corp.	88,853	1,160,420
German American Bancorp, Inc.	4,826	142,126
Glacier Bancorp, Inc.	38,709	1,138,819
Great Southern Bancorp, Inc.	4,483	188,914
Great Western Bancorp, Inc.	20,928	504,574
Green Bancorp, Inc.*	3,571	54,851
Guaranty Bancorp	5,466	90,244
Hampton Roads Bankshares, Inc.*	11,687	24,309
Hancock Holding Co.	40,812	1,302,311
Hanmi Financial Corp.	16,634	413,189
Heartland Financial USA, Inc.	9,118	339,372
Heritage Commerce Corp.	7,217	69,355
Heritage Financial Corp./Washington	15,712	280,773
Heritage Oaks Bancorp	8,313	65,423
Hilltop Holdings, Inc.*	38,545	928,549
Home BancShares, Inc./Arkansas	29,671	1,084,772
HomeTrust Bancshares, Inc.*	7,874	131,968
Horizon Bancorp/Indiana	3,555	88,733
Hudson Valley Holding Corp.	5,394	152,165
IBERIABANK Corp.	18,863	1,287,023
Independent Bank Corp./Massachusetts	14,467	678,358
Independent Bank Corp./Michigan	3,672	49,792
Independent Bank Group, Inc.	3,450	148,005
International Bancshares Corp.	29,854	802,177
Investors Bancorp, Inc.	176,567	2,171,774
Lakeland Bancorp, Inc.	13,403	159,362
Lakeland Financial Corp.	9,300	403,341
LegacyTexas Financial Group, Inc.	24,709	746,212
MainSource Financial Group, Inc.	9,483	208,152
MB Financial, Inc.	37,886	1,304,794
Mercantile Bank Corp.	6,240	133,598
Merchants Bancshares, Inc./Vermont	1,622	53,640
Metro Bancorp, Inc.	4,432	115,852
MidWestOne Financial Group, Inc.	2,662	87,633
National Bank Holdings Corp., Class A	20,911	435,576
National Bankshares, Inc./Virginia	2,474	72,389
National Commerce Corp.*	2,068	53,354
National Penn Bancshares, Inc.	75,242	848,730
NBT Bancorp, Inc.	23,151	605,862
NewBridge Bancorp	13,144	117,376
OFG Bancorp	24,340	259,708
Old National Bancorp/Indiana	63,262	914,769
Old Second Bancorp, Inc.*	7,717	50,932
Opus Bank	4,430	160,277
Pacific Continental Corp.	7,271	98,377
Pacific Premier Bancorp, Inc.*	8,283	140,480
Palmetto Bancshares, Inc.	1,604	31,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Park National Corp.	6,710	$586,253
Park Sterling Corp.	16,436	118,339
Peapack-Gladstone Financial Corp.	5,700	126,654
Penns Woods Bancorp, Inc.	1,629	71,823
Peoples Bancorp, Inc./Ohio	6,541	152,667
Peoples Financial Services Corp.	2,523	99,936
Pinnacle Financial Partners, Inc.	18,410	1,000,952
Preferred Bank/California	4,267	128,223
PrivateBancorp, Inc.	40,061	1,595,229
Prosperity Bancshares, Inc.	36,146	2,087,070
QCR Holdings, Inc.	4,339	94,417
Renasant Corp.	18,117	590,614
Republic Bancorp, Inc./Kentucky, Class A	4,548	116,884
S&T Bancorp, Inc.	19,153	566,737
Sandy Spring Bancorp, Inc.	13,824	386,796
Seacoast Banking Corp. of Florida*	8,021	126,732
ServisFirst Bancshares, Inc.	10,967	412,030
Sierra Bancorp	4,368	75,610
Simmons First National Corp., Class A	14,971	698,846
South State Corp.	12,475	947,975
Southside Bancshares, Inc.	12,403	362,540
Southwest Bancorp, Inc./Oklahoma	8,549	159,097
Square 1 Financial, Inc., Class A*	6,143	168,011
State Bank Financial Corp.	21,969	476,727
Sterling Bancorp/Delaware	51,576	758,167
Stock Yards Bancorp, Inc.	5,900	222,961
Stonegate Bank	4,001	118,710
Suffolk Bancorp	4,553	116,830
Sun Bancorp, Inc./New Jersey*	2,672	51,436
Susquehanna Bancshares, Inc.	95,674	1,350,917
Talmer Bancorp, Inc., Class A	27,620	462,635
Texas Capital Bancshares, Inc.*	23,269	1,448,263
Tompkins Financial Corp.	8,848	475,315
Towne Bank/Virginia	22,714	370,011
TriCo Bancshares	12,366	297,402
TriState Capital Holdings, Inc.*	8,040	103,957
Triumph Bancorp, Inc.*	5,429	71,391
Trustmark Corp.	35,708	891,986
UMB Financial Corp.	20,547	1,171,590
Umpqua Holdings Corp.	111,855	2,012,271
Union Bankshares Corp.	23,457	545,141
United Bankshares, Inc./West Virginia	35,117	1,412,757
United Community Banks, Inc./Georgia	28,080	586,030
Univest Corp. of Pennsylvania	6,415	130,609
Valley National Bancorp	125,792	1,296,916
Washington Trust Bancorp, Inc.	8,167	322,433
Webster Financial Corp.	47,435	1,876,054
WesBanco, Inc.	18,538	630,663
West Bancorp, Inc.	5,533	109,775
Westamerica Bancorp	13,307	674,000
Western Alliance Bancorp*	39,985	1,349,894
Wilshire Bancorp, Inc.	41,842	528,464
Wintrust Financial Corp.	24,730	1,320,087
Yadkin Financial Corp.*	8,954	187,586

		80,499,000

Capital Markets (1.4%)
Actua Corp.*	24,128	344,065
Arlington Asset Investment Corp., Class A	7,732	151,238
Ashford, Inc.*	510	44,508
BGC Partners, Inc., Class A	96,347	843,036
Calamos Asset Management, Inc., Class A	6,666	81,658
CIFC Corp.	2,474	19,619
Cohen & Steers, Inc.	11,240	383,059
Cowen Group, Inc., Class A*	59,938	383,603
Diamond Hill Investment Group, Inc.	1,481	295,696
Evercore Partners, Inc., Class A	18,182	981,101
Fifth Street Asset Management, Inc.	2,570	26,420
Financial Engines, Inc.	27,491	1,167,818
GAMCO Investors, Inc., Class A	3,527	242,340
Greenhill & Co., Inc.	16,296	673,514
HFF, Inc., Class A	19,937	831,971
INTL FCStone, Inc.*	5,532	183,884
Investment Technology Group, Inc.	18,692	463,562
Janus Capital Group, Inc.	77,011	1,318,428
KCG Holdings, Inc., Class A*	23,645	291,543
Ladenburg Thalmann Financial Services, Inc.*	37,982	132,937
Medley Management, Inc., Class A	2,755	32,619
Moelis & Co., Class A	7,573	217,421
OM Asset Management plc	12,884	229,206
Oppenheimer Holdings, Inc., Class A	3,854	101,283
Piper Jaffray Cos.*	9,787	427,105
Pzena Investment Management, Inc., Class A	6,266	69,239
RCS Capital Corp., Class A*	24,773	189,761
Safeguard Scientifics, Inc.*	7,290	141,863
Stifel Financial Corp.*	35,736	2,063,397
Virtu Financial, Inc., Class A*	6,881	161,566
Virtus Investment Partners, Inc.	3,837	507,443
Walter Investment Management Corp.*	23,085	527,954
Westwood Holdings Group, Inc.	3,077	183,297
WisdomTree Investments, Inc.	59,556	1,308,148
ZAIS Group Holdings, Inc.*	1,347	14,682

		15,034,984

Consumer Finance (0.5%)
Cash America International, Inc.	15,749	412,466
Encore Capital Group, Inc.*	15,258	652,127
Enova International, Inc.*	14,893	278,201
Ezcorp, Inc., Class A*	27,181	201,955
First Cash Financial Services, Inc.*	15,540	708,469
Green Dot Corp., Class A*	21,679	414,503
JG Wentworth Co., Class A*	5,952	54,758
Nelnet, Inc., Class A	12,664	548,478
PRA Group, Inc.*	24,518	1,527,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Regional Management Corp.*	4,313	$77,030
World Acceptance Corp.*	4,544	279,501

		5,155,205

Diversified Financial Services (0.4%)
FNFV Group*	40,486	622,675
GAIN Capital Holdings, Inc.	11,627	111,154
MarketAxess Holdings, Inc.	18,879	1,751,405
Marlin Business Services Corp.	3,245	54,776
NewStar Financial, Inc.*	12,183	134,013
On Deck Capital, Inc.*	4,342	50,280
PHH Corp.*	27,962	727,851
PICO Holdings, Inc.*	8,234	121,204
Resource America, Inc., Class A	5,415	45,540
Tiptree Financial, Inc., Class A	10,020	72,645

		3,691,543

Insurance (2.1%)
Ambac Financial Group, Inc.*	15,462	257,288
American Equity Investment Life Holding Co.	40,784	1,100,352
AMERISAFE, Inc.	9,799	461,141
Argo Group International Holdings Ltd.	15,361	855,608
Atlas Financial Holdings, Inc.*	4,030	79,915
Baldwin & Lyons, Inc., Class B	3,527	81,191
Citizens, Inc./Texas*	17,611	131,378
CNO Financial Group, Inc.	104,558	1,918,639
Crawford & Co., Class B	9,934	83,744
Donegal Group, Inc., Class A	3,019	45,979
eHealth, Inc.*	6,635	84,198
EMC Insurance Group, Inc.	2,945	73,819
Employers Holdings, Inc.	19,196	437,285
Enstar Group Ltd.*	4,827	747,944
FBL Financial Group, Inc., Class A	5,000	288,600
Federated National Holding Co.	5,431	131,430
Fidelity & Guaranty Life	5,293	125,074
First American Financial Corp.	56,617	2,106,718
Global Indemnity plc*	4,376	122,878
Greenlight Capital Reinsurance Ltd., Class A*	15,592	454,819
Hallmark Financial Services, Inc.*	8,141	92,645
HCI Group, Inc.	3,298	145,805
Heritage Insurance Holdings, Inc.*	9,163	210,657
Horace Mann Educators Corp.	22,457	816,986
Independence Holding Co.	2,370	31,260
Infinity Property & Casualty Corp.	6,346	481,281
James River Group Holdings Ltd.	4,314	111,603
Kansas City Life Insurance Co.	1,206	55,126
Kemper Corp.	22,168	854,576
Maiden Holdings Ltd.	28,950	456,831
MBIA, Inc.*	80,670	484,827
Meadowbrook Insurance Group, Inc.	19,213	165,232
Montpelier Reinsurance Holdings Ltd.	19,683	777,478

National General Holdings Corp.	19,652	409,351
National Interstate Corp.	2,561	69,966
National Western Life Insurance Co., Class A	1,159	277,569
Navigators Group, Inc.*	5,773	447,754
OneBeacon Insurance Group Ltd., Class A	10,251	148,742
Patriot National, Inc.*	3,536	56,576
Primerica, Inc.	26,106	1,192,783
RLI Corp.	23,513	1,208,333
Safety Insurance Group, Inc.	8,096	467,220
Selective Insurance Group, Inc.	31,101	872,383
State Auto Financial Corp.	5,966	142,886
State National Cos., Inc.	10,882	117,852
Stewart Information Services Corp.	12,102	481,660
Symetra Financial Corp.	41,289	997,955
Third Point Reinsurance Ltd.*	41,230	608,142
United Fire Group, Inc.	10,562	346,011
United Insurance Holdings Corp.	6,505	101,088
Universal Insurance Holdings, Inc.	17,065	412,973

		22,631,551

Real Estate Investment Trusts (REITs) (7.7%)
Acadia Realty Trust (REIT)	35,113	1,022,139
AG Mortgage Investment Trust, Inc. (REIT)	11,232	194,089
Agree Realty Corp. (REIT)	9,530	277,990
Alexander’s, Inc. (REIT)	1,113	456,330
Altisource Residential Corp. (REIT)	32,387	545,721
American Assets Trust, Inc. (REIT)	12,977	508,828
American Capital Mortgage Investment Corp. (REIT)	28,819	460,816
American Residential Properties, Inc. (REIT)*	18,190	336,515
Anworth Mortgage Asset Corp. (REIT)	60,318	297,368
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,080	494,214
Apollo Residential Mortgage, Inc. (REIT)	16,495	242,312
Ares Commercial Real Estate Corp. (REIT)	11,440	130,302
Armada Hoffler Properties, Inc. (REIT)	11,363	113,516
ARMOUR Residential REIT, Inc. (REIT)	197,392	554,672
Ashford Hospitality Prime, Inc. (REIT)	10,290	154,556
Ashford Hospitality Trust, Inc. (REIT)	43,712	369,804
Associated Estates Realty Corp. (REIT)	32,636	934,369
Bluerock Residential Growth REIT, Inc. (REIT)	7,279	92,152
Campus Crest Communities, Inc. (REIT)	23,636	130,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Capstead Mortgage Corp. (REIT)	51,391	$570,440
CareTrust REIT, Inc. (REIT)	11,273	142,829
CatchMark Timber Trust, Inc. (REIT), Class A	14,041	162,454
Cedar Realty Trust, Inc. (REIT)	47,595	304,608
Chambers Street Properties (REIT)	125,286	996,024
Chatham Lodging Trust (REIT)	20,129	532,815
Chesapeake Lodging Trust (REIT)	31,893	972,099
Colony Capital, Inc. (REIT), Class A	58,536	1,325,840
CorEnergy Infrastructure Trust, Inc. (REIT)	16,922	106,947
CoreSite Realty Corp. (REIT)	12,784	580,905
Cousins Properties, Inc. (REIT)	110,689	1,148,952
CubeSmart (REIT)	86,923	2,013,137
CyrusOne, Inc. (REIT)	27,166	800,039
CYS Investments, Inc. (REIT)	92,091	711,863
DCT Industrial Trust, Inc. (REIT)	46,790	1,471,078
DiamondRock Hospitality Co. (REIT)	106,536	1,364,726
DuPont Fabros Technology, Inc. (REIT)	33,621	990,138
Dynex Capital, Inc. (REIT)	21,498	163,815
Easterly Government Properties, Inc. (REIT)	5,159	82,131
EastGroup Properties, Inc. (REIT)	17,251	970,024
Education Realty Trust, Inc. (REIT)	25,318	793,972
EPR Properties (REIT)	30,661	1,679,610
Equity One, Inc. (REIT)	37,930	885,286
Excel Trust, Inc. (REIT)	34,744	547,913
FelCor Lodging Trust, Inc. (REIT)	72,984	721,082
First Industrial Realty Trust, Inc. (REIT)	60,409	1,131,461
First Potomac Realty Trust (REIT)	35,309	363,683
Franklin Street Properties Corp. (REIT)	50,754	574,028
Geo Group, Inc. (REIT)	38,408	1,312,017
Getty Realty Corp. (REIT)	9,654	157,939
Gladstone Commercial Corp. (REIT)	7,863	130,211
Government Properties Income Trust (REIT)	25,661	476,012
Gramercy Property Trust, Inc. (REIT)	28,306	661,511
Great Ajax Corp. (REIT)	2,258	32,018
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	16,583	332,489
Hatteras Financial Corp. (REIT)	53,999	880,184
Healthcare Realty Trust, Inc. (REIT)	54,321	1,263,506
Hersha Hospitality Trust (REIT)	26,625	682,665

Highwoods Properties, Inc. (REIT)#	49,916	1,994,144
Hudson Pacific Properties, Inc. (REIT)	38,465	1,091,252
Independence Realty Trust, Inc. (REIT)	8,948	67,378
InfraREIT, Inc. (REIT)	11,763	333,599
Inland Real Estate Corp. (REIT)	52,150	491,253
Invesco Mortgage Capital, Inc. (REIT)	67,601	968,046
Investors Real Estate Trust (REIT)	64,687	461,865
iStar Financial, Inc. (REIT)*	48,997	652,640
Kite Realty Group Trust (REIT)	42,657	1,043,817
Ladder Capital Corp. (REIT)	20,215	350,730
LaSalle Hotel Properties (REIT)	59,112	2,096,112
Lexington Realty Trust (REIT)	113,950	966,296
LTC Properties, Inc. (REIT)	19,068	793,229
Mack-Cali Realty Corp. (REIT)	50,069	922,772
Medical Properties Trust, Inc. (REIT)	110,196	1,444,670
Monmouth Real Estate Investment Corp. (REIT)	32,280	313,762
Monogram Residential Trust, Inc. (REIT)	85,060	767,241
National Health Investors, Inc. (REIT)	19,782	1,232,419
National Storage Affiliates Trust (REIT)	8,873	110,025
New Residential Investment Corp. (REIT)	103,884	1,583,192
New Senior Investment Group, Inc. (REIT)	33,782	451,665
New York Mortgage Trust, Inc. (REIT)	58,825	440,011
New York REIT, Inc. (REIT)	84,182	837,611
NexPoint Residential Trust, Inc. (REIT)	7,248	97,341
One Liberty Properties, Inc. (REIT)	6,062	128,999
Orchid Island Capital, Inc. (REIT)	6,474	72,574
Parkway Properties, Inc. (REIT)	44,288	772,383
Pebblebrook Hotel Trust (REIT)	38,410	1,647,021
Pennsylvania Real Estate Investment Trust (REIT)	35,588	759,448
PennyMac Mortgage Investment Trust (REIT)	28,570	497,975
Physicians Realty Trust (REIT)	34,351	527,631
Potlatch Corp. (REIT)	23,289	822,567
Preferred Apartment Communities, Inc. (REIT), Class A	7,970	79,302
PS Business Parks, Inc. (REIT)	10,462	754,833
QTS Realty Trust, Inc. (REIT), Class A	12,348	450,085
RAIT Financial Trust (REIT)	29,131	177,990
Ramco-Gershenson Properties Trust (REIT)	44,101	719,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Redwood Trust, Inc. (REIT)	46,602	$731,651
Resource Capital Corp. (REIT)	85,705	331,678
Retail Opportunity Investments Corp. (REIT)	49,144	767,629
Rexford Industrial Realty, Inc. (REIT)	29,370	428,215
RLJ Lodging Trust (REIT)	67,791	2,018,816
Rouse Properties, Inc. (REIT)	20,695	338,363
Ryman Hospitality Properties, Inc. (REIT)	22,874	1,214,838
Sabra Health Care REIT, Inc. (REIT)	30,726	790,887
Saul Centers, Inc. (REIT)	5,560	273,496
Select Income REIT (REIT)	31,810	656,558
Silver Bay Realty Trust Corp. (REIT)	20,684	336,942
Sovran Self Storage, Inc. (REIT)	18,265	1,587,411
STAG Industrial, Inc. (REIT)	31,943	638,860
Starwood Waypoint Residential Trust (REIT)	5,500	130,680
STORE Capital Corp. (REIT)	17,814	358,061
Strategic Hotels & Resorts, Inc. (REIT)*	140,410	1,701,769
Summit Hotel Properties, Inc. (REIT)	46,861	609,662
Sun Communities, Inc. (REIT)	24,628	1,522,749
Sunstone Hotel Investors, Inc. (REIT)	111,569	1,674,651
Terreno Realty Corp. (REIT)	21,974	432,888
Trade Street Residential, Inc. (REIT)	6,008	40,013
UMH Properties, Inc. (REIT)	8,505	83,349
United Development Funding IV (REIT)	10,918	190,847
Universal Health Realty Income Trust (REIT)	3,681	171,019
Urban Edge Properties (REIT)	25,667	533,617
Urstadt Biddle Properties, Inc. (REIT), Class A	7,860	146,825
Washington Real Estate Investment Trust (REIT)	35,081	910,352
Western Asset Mortgage Capital Corp. (REIT)	24,845	366,961
Whitestone REIT (REIT)	8,333	108,496
Xenia Hotels & Resorts, Inc. (REIT)	57,008	1,239,354

		82,611,330

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	25,776	1,015,574
Altisource Asset Management Corp.*	539	77,772
Altisource Portfolio Solutions S.A.*	7,852	241,763
AV Homes, Inc.*	6,292	90,416
Consolidated-Tomoka Land Co.	2,053	118,335
Forestar Group, Inc.*	19,274	253,646
FRP Holdings, Inc.*	2,381	77,216
Kennedy-Wilson Holdings, Inc.	47,008	1,155,927
Marcus & Millichap, Inc.*	6,432	296,772

RE/MAX Holdings, Inc., Class A	4,245	150,740
St. Joe Co.*	18,845	292,663
Tejon Ranch Co.*	5,781	148,630

		3,919,454

Thrifts & Mortgage Finance (1.7%)
Anchor BanCorp Wisconsin, Inc.*	2,835	107,673
Astoria Financial Corp.	48,861	673,793
Bank Mutual Corp.	17,901	137,301
BankFinancial Corp.	6,219	73,260
BBX Capital Corp., Class A*	1,086	17,637
Bear State Financial, Inc.*	4,264	39,826
Beneficial Bancorp, Inc.*	41,454	517,761
BofI Holding, Inc.*	8,445	892,721
Brookline Bancorp, Inc.	38,637	436,212
Capitol Federal Financial, Inc.	78,565	945,923
Charter Financial Corp./Maryland	5,669	70,352
Clifton Bancorp, Inc.	9,769	136,668
Dime Community Bancshares, Inc.	11,781	199,570
Essent Group Ltd.*	27,840	761,424
EverBank Financial Corp.	49,901	980,555
Federal Agricultural Mortgage Corp., Class C	3,927	114,119
First Defiance Financial Corp.	3,299	123,812
Flagstar Bancorp, Inc.*	8,338	154,086
Fox Chase Bancorp, Inc.	3,897	65,937
Heritage Financial Group, Inc.	3,279	98,960
Hingham Institution for Savings	434	49,958
HomeStreet, Inc.*	8,220	187,580
Impac Mortgage Holdings, Inc.*	3,154	60,368
Kearny Financial Corp.*	46,940	523,850
LendingTree, Inc.*	2,092	164,452
Meridian Bancorp, Inc.*	27,447	368,064
Meta Financial Group, Inc.	2,546	109,274
MGIC Investment Corp.*	172,839	1,966,908
Nationstar Mortgage Holdings, Inc.*	20,179	339,007
NMI Holdings, Inc., Class A*	17,731	142,203
Northfield Bancorp, Inc.	24,888	374,564
Northwest Bancshares, Inc.	52,449	672,396
OceanFirst Financial Corp.	5,433	101,325
Ocwen Financial Corp.*	54,649	557,420
Oritani Financial Corp.	23,387	375,361
PennyMac Financial Services, Inc., Class A*	2,508	45,445
Provident Financial Services, Inc.	34,783	660,529
Radian Group, Inc.	100,022	1,876,413
Stonegate Mortgage Corp.*	5,794	58,346
Territorial Bancorp, Inc.	2,866	69,529
TrustCo Bank Corp.	48,269	339,331
United Community Financial Corp./Ohio	18,357	98,210
United Financial Bancorp, Inc.	28,268	380,205
Walker & Dunlop, Inc.*	13,473	360,268
Washington Federal, Inc.	48,972	1,143,496
Waterstone Financial, Inc.	11,300	149,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

WSFS Financial Corp.	16,077	$439,706

		18,160,958

Total Financials		231,704,025

Health Care (14.3%)
Biotechnology (6.0%)
Abeona Therapeutics, Inc.*	4,225	21,378
ACADIA Pharmaceuticals, Inc.*	42,223	1,768,299
Acceleron Pharma, Inc.*	10,975	347,249
Achillion Pharmaceuticals, Inc.*	60,526	536,260
Acorda Therapeutics, Inc.*	23,186	772,789
Adamas Pharmaceuticals, Inc.*	3,711	97,302
Aduro Biotech, Inc.*	5,346	162,144
Advaxis, Inc.*	15,541	315,949
Aegerion Pharmaceuticals, Inc.*	15,039	285,290
Affimed N.V.*	5,553	74,799
Agenus, Inc.*	38,678	333,791
Akebia Therapeutics, Inc.*	8,470	87,156
Alder Biopharmaceuticals, Inc.*	10,471	554,649
Alexion Pharmaceuticals, Inc.*	2,303	416,377
AMAG Pharmaceuticals, Inc.*	8,171	564,289
Amicus Therapeutics, Inc.*	49,204	696,237
Anacor Pharmaceuticals, Inc.*	20,784	1,609,305
Anthera Pharmaceuticals, Inc.*	13,364	115,198
Applied Genetic Technologies Corp.*	3,059	46,925
Ardelyx, Inc.*	4,378	69,917
Arena Pharmaceuticals, Inc.*	125,119	580,552
ARIAD Pharmaceuticals, Inc.*	91,530	756,953
Array BioPharma, Inc.*	73,715	531,485
Arrowhead Research Corp.*	21,717	155,277
Asterias Biotherapeutics, Inc.*	3,763	17,310
Atara Biotherapeutics, Inc.*	7,336	387,047
aTyr Pharma, Inc.*	2,251	41,689
Avalanche Biotechnologies, Inc.*	7,101	115,320
Bellicum Pharmaceuticals, Inc.*	6,269	133,342
BioCryst Pharmaceuticals, Inc.*	39,409	588,376
BioSpecifics Technologies Corp.*	1,808	93,293
BioTime, Inc.*	19,704	71,526
Blueprint Medicines Corp.*	5,907	156,476
Calithera Biosciences, Inc.*	4,031	28,781
Cara Therapeutics, Inc.*	5,925	71,989
Catalyst Pharmaceuticals, Inc.*	28,233	116,602
Celldex Therapeutics, Inc.*	50,798	1,281,126
Cellular Biomedicine Group, Inc.*	3,548	133,085
Cepheid, Inc.*	36,482	2,230,874
Chelsea Therapeutics International Ltd.*†	15,200	912
ChemoCentryx, Inc.*	10,297	84,744
Chimerix, Inc.*	20,883	964,795
Cidara Therapeutics, Inc.*	1,804	25,292
Clovis Oncology, Inc.*	13,447	1,181,722
Coherus Biosciences, Inc.*	11,901	343,939
Concert Pharmaceuticals, Inc.*	5,640	83,980
CorMedix, Inc.*	11,379	44,151
CTI BioPharma Corp.*	60,091	117,177
Curis, Inc.*	40,153	132,906

Cytokinetics, Inc.*	13,025	87,528
CytRx Corp.*	19,488	72,495
Dicerna Pharmaceuticals, Inc.*	5,466	76,251
Dyax Corp.*	74,510	1,974,515
Dynavax Technologies Corp.*	15,935	373,277
Eagle Pharmaceuticals, Inc.*	4,363	352,792
Emergent BioSolutions, Inc.*	16,737	551,484
Enanta Pharmaceuticals, Inc.*	7,715	347,098
Epizyme, Inc.*	14,679	352,296
Esperion Therapeutics, Inc.*	6,682	546,320
Exact Sciences Corp.*	46,043	1,369,319
Exelixis, Inc.*	95,543	359,242
Fibrocell Science, Inc.*	8,727	45,991
FibroGen, Inc.*	24,242	569,687
Five Prime Therapeutics, Inc.*	11,150	276,966
Flexion Therapeutics, Inc.*	5,029	110,085
Foundation Medicine, Inc.*	6,571	222,363
Galena Biopharma, Inc.*	58,561	99,554
Genocea Biosciences, Inc.*	6,598	90,591
Genomic Health, Inc.*	9,580	266,228
Geron Corp.*	83,665	358,086
Halozyme Therapeutics, Inc.*	56,925	1,285,366
Heron Therapeutics, Inc.*	12,453	388,035
Idera Pharmaceuticals, Inc.*	30,989	114,969
Ignyta, Inc.*	6,621	99,911
Immune Design Corp.*	4,054	83,715
ImmunoGen, Inc.*	44,360	637,897
Immunomedics, Inc.*	43,136	175,132
Infinity Pharmaceuticals, Inc.*	29,044	318,032
Inovio Pharmaceuticals, Inc.*	35,654	290,937
Insmed, Inc.*	31,551	770,475
Insys Therapeutics, Inc.*	11,606	416,888
Invitae Corp.*	2,728	40,593
Ironwood Pharmaceuticals, Inc.*	68,150	821,889
Karyopharm Therapeutics, Inc.*	10,592	288,208
Keryx Biopharmaceuticals, Inc.*	52,160	520,557
Kite Pharma, Inc.*	14,674	894,674
KYTHERA Biopharmaceuticals, Inc.*	13,041	982,118
La Jolla Pharmaceutical Co.*	4,142	101,520
Lexicon Pharmaceuticals, Inc.*	19,697	158,561
Ligand Pharmaceuticals, Inc.*	9,414	949,873
Lion Biotechnologies, Inc.*	16,225	148,783
Loxo Oncology, Inc.*	2,761	49,781
MacroGenics, Inc.*	19,621	627,176
MannKind Corp.*	131,920	750,625
Medgenics, Inc.*	5,781	35,438
Merrimack Pharmaceuticals, Inc.*	59,415	734,666
MiMedx Group, Inc.*	59,550	690,184
Mirati Therapeutics, Inc.*	3,553	111,813
Momenta Pharmaceuticals, Inc.*	32,826	748,761
Myriad Genetics, Inc.*	35,158	1,195,020
Navidea Biopharmaceuticals, Inc.*	58,152	93,625
Neurocrine Biosciences, Inc.*	44,326	2,117,010
NewLink Genetics Corp.*	10,940	484,314
Northwest Biotherapeutics, Inc.*	25,278	251,011
Novavax, Inc.*	138,502	1,542,912
Ocata Therapeutics, Inc.*	12,366	65,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

OncoMed Pharmaceuticals, Inc.*	7,469	$168,052
Oncothyreon, Inc.*	35,972	134,535
Ophthotech Corp.*	11,972	623,262
Orexigen Therapeutics, Inc.*	56,473	279,541
Organovo Holdings, Inc.*	29,374	110,740
Osiris Therapeutics, Inc.*	8,314	161,790
Otonomy, Inc.*	5,319	122,284
OvaScience, Inc.*	10,944	316,610
PDL BioPharma, Inc.	93,950	604,099
Peregrine Pharmaceuticals, Inc.*	65,674	86,033
Pfenex, Inc.*	5,894	114,344
Portola Pharmaceuticals, Inc.*	23,546	1,072,520
Progenics Pharmaceuticals, Inc.*	36,084	269,187
Proteon Therapeutics, Inc.*	2,666	47,615
Prothena Corp. plc*	15,459	814,226
PTC Therapeutics, Inc.*	16,382	788,466
Radius Health, Inc.*	14,808	1,002,502
Raptor Pharmaceutical Corp.*	42,129	665,217
Regulus Therapeutics, Inc.*	14,170	155,303
Repligen Corp.*	18,032	744,181
Retrophin, Inc.*	16,920	560,898
Rigel Pharmaceuticals, Inc.*	33,677	108,103
Sage Therapeutics, Inc.*	6,701	489,173
Sangamo BioSciences, Inc.*	37,002	410,352
Sarepta Therapeutics, Inc.*	22,645	689,087
Sorrento Therapeutics, Inc.*	15,287	269,357
Spark Therapeutics, Inc.*	4,191	252,592
Spectrum Pharmaceuticals, Inc.*	25,016	171,109
Stemline Therapeutics, Inc.*	5,559	65,429
Synergy Pharmaceuticals, Inc.*	50,883	422,329
Synta Pharmaceuticals Corp.*	32,573	72,638
T2 Biosystems, Inc.*	3,214	52,163
TESARO, Inc.*	11,655	685,197
TG Therapeutics, Inc.*	17,917	297,243
Threshold Pharmaceuticals, Inc.*	22,432	90,625
Tobira Therapeutics, Inc.*	820	14,145
Tokai Pharmaceuticals, Inc.*	3,407	45,313
Trevena, Inc.*	8,637	54,068
Trovagene, Inc.*	8,845	89,777
Ultragenyx Pharmaceutical, Inc.*	18,209	1,864,420
Vanda Pharmaceuticals, Inc.*	21,694	275,297
Verastem, Inc.*	11,710	88,293
Versartis, Inc.*	8,091	123,145
Vitae Pharmaceuticals, Inc.*	4,760	68,544
Vital Therapies, Inc.*	5,960	125,756
XBiotech, Inc.*	3,366	60,857
Xencor, Inc.*	14,397	316,302
XOMA Corp.*	48,978	190,035
Zafgen, Inc.*	7,447	257,890
ZIOPHARM Oncology, Inc.*	55,299	663,593

		63,988,067

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.	12,092	622,496
ABIOMED, Inc.*	21,405	1,406,951
Accuray, Inc.*	41,607	280,431
Analogic Corp.	7,071	557,902
AngioDynamics, Inc.*	12,661	207,640
Anika Therapeutics, Inc.*	7,615	251,523

Antares Pharma, Inc.*	74,922	155,838
AtriCure, Inc.*	14,851	365,929
Atrion Corp.	731	286,779
Cantel Medical Corp.	18,955	1,017,315
Cardiovascular Systems, Inc.*	16,432	434,626
Cerus Corp.*	34,854	180,892
CONMED Corp.	14,117	822,598
Corindus Vascular Robotics, Inc.*	8,504	29,849
CryoLife, Inc.	9,746	109,935
Cutera, Inc.*	5,265	81,502
Cyberonics, Inc.*	13,726	816,148
Cynosure, Inc., Class A*	12,162	469,210
Endologix, Inc.*	38,452	589,854
Entellus Medical, Inc.*	2,207	57,095
Exactech, Inc.*	4,682	97,526
GenMark Diagnostics, Inc.*	22,049	199,764
Globus Medical, Inc., Class A*	38,501	988,321
Greatbatch, Inc.*	14,557	784,913
Haemonetics Corp.*	28,528	1,179,918
Halyard Health, Inc.*	23,773	962,806
HeartWare International, Inc.*	9,284	674,854
ICU Medical, Inc.*	7,381	706,066
Inogen, Inc.*	8,044	358,762
Insulet Corp.*	29,620	917,776
Integra LifeSciences Holdings Corp.*	13,256	893,057
Invacare Corp.	17,242	372,944
InVivo Therapeutics Holdings Corp.*	9,794	158,173
iRadimed Corp.*	1,051	24,457
K2M Group Holdings, Inc.*	7,977	191,608
LDR Holding Corp.*	11,602	501,786
LeMaitre Vascular, Inc.	4,236	51,086
Masimo Corp.*	23,142	896,521
Meridian Bioscience, Inc.	25,638	477,892
Merit Medical Systems, Inc.*	25,240	543,670
Natus Medical, Inc.*	16,924	720,285
Neogen Corp.*	19,968	947,282
Nevro Corp.*	7,724	415,165
NuVasive, Inc.*	25,645	1,215,060
NxStage Medical, Inc.*	35,788	511,232
OraSure Technologies, Inc.*	31,411	169,305
Orthofix International N.V.*	11,459	379,522
Oxford Immunotec Global plc*	7,281	100,842
Quidel Corp.*	17,444	400,340
Rockwell Medical, Inc.*	25,778	415,541
RTI Surgical, Inc.*	20,883	134,904
Second Sight Medical Products, Inc.*	9,650	131,336
Sientra, Inc.*	2,572	64,892
Spectranetics Corp.*	23,376	537,882
STAAR Surgical Co.*	14,034	135,568
STERIS Corp.	30,606	1,972,251
SurModics, Inc.*	8,709	203,965
Tandem Diabetes Care, Inc.*	6,430	69,701
Thoratec Corp.*	28,161	1,255,136
Tornier N.V.*	19,876	496,701
TransEnterix, Inc.*	12,821	38,463
Unilife Corp.*	43,111	92,689
Utah Medical Products, Inc.	1,422	84,794
Vascular Solutions, Inc.*	9,104	316,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Veracyte, Inc.*	4,741	$52,815
West Pharmaceutical Services, Inc.	36,683	2,130,549
Wright Medical Group, Inc.*	26,249	689,299
Zeltiq Aesthetics, Inc.*	15,361	452,689

		33,860,712

Health Care Providers & Services (2.4%)
AAC Holdings, Inc.*	4,794	208,827
Aceto Corp.	15,873	390,952
Addus HomeCare Corp.*	2,465	68,675
Adeptus Health, Inc., Class A*	3,161	300,263
Air Methods Corp.*	20,325	840,235
Alliance HealthCare Services, Inc.*	1,970	36,819
Almost Family, Inc.*	2,665	106,360
Amedisys, Inc.*	16,055	637,865
AMN Healthcare Services, Inc.*	25,991	821,056
Amsurg Corp.*	24,065	1,683,347
Bio-Reference Laboratories, Inc.*	14,093	581,336
BioScrip, Inc.*	24,323	88,292
BioTelemetry, Inc.*	10,315	97,270
Capital Senior Living Corp.*	15,632	382,984
Chemed Corp.	8,931	1,170,854
Civitas Solutions, Inc.*	4,717	100,614
CorVel Corp.*	3,497	111,974
Cross Country Healthcare, Inc.*	11,874	150,562
Ensign Group, Inc.	13,824	705,853
ExamWorks Group, Inc.*	20,340	795,294
Five Star Quality Care, Inc.*	15,142	72,682
Genesis Healthcare, Inc.*	20,111	132,733
Hanger, Inc.*	20,089	470,886
HealthEquity, Inc.*	18,294	586,323
HealthSouth Corp.	48,113	2,216,085
Healthways, Inc.*	18,299	219,222
IPC Healthcare, Inc.*	8,915	493,802
Kindred Healthcare, Inc.	42,518	862,690
Landauer, Inc.	5,894	210,062
LHC Group, Inc.*	7,294	278,996
Magellan Health, Inc.*	13,899	973,903
Molina Healthcare, Inc.*	17,589	1,236,507
National HealthCare Corp.	6,026	391,630
National Research Corp., Class A	8,229	116,934
Nobilis Health Corp.*	11,478	78,050
Owens & Minor, Inc.	33,485	1,138,490
PharMerica Corp.*	16,806	559,640
Providence Service Corp.*	6,787	300,528
RadNet, Inc.*	12,806	85,672
Select Medical Holdings Corp.	53,421	865,420
Surgical Care Affiliates, Inc.*	10,923	419,225
Team Health Holdings, Inc.*	36,592	2,390,555
Triple-S Management Corp., Class B*	12,798	328,397
Trupanion, Inc.*	5,373	44,274
U.S. Physical Therapy, Inc.	6,396	350,245
Universal American Corp.*	23,608	238,913
WellCare Health Plans, Inc.*	22,359	1,896,714

		26,238,010

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	21,916	178,396
Computer Programs & Systems, Inc.	6,797	363,096
Connecture, Inc.*	2,717	28,691
HealthStream, Inc.*	12,233	372,128
HMS Holdings Corp.*	46,280	794,628
Imprivata, Inc.*	3,349	54,790
MedAssets, Inc.*	32,652	720,303
Medidata Solutions, Inc.*	29,183	1,585,220
Merge Healthcare, Inc.*	26,501	127,205
Omnicell, Inc.*	19,864	749,071
Press Ganey Holdings, Inc.*	5,992	171,791
Quality Systems, Inc.	27,403	454,068
Vocera Communications, Inc.*	9,514	108,935

		5,708,322

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	11,942	308,223
Affymetrix, Inc.*	44,485	485,776
Albany Molecular Research, Inc.*	13,176	266,419
Cambrex Corp.*	16,240	713,585
Fluidigm Corp.*	14,823	358,716
Furiex Pharmaceuticals, Inc.*†	2,644	19,374
Harvard Bioscience, Inc.*	10,923	62,261
INC Research Holdings, Inc., Class A*	6,935	278,232
Luminex Corp.*	21,396	369,295
NanoString Technologies, Inc.*	4,561	70,331
NeoGenomics, Inc.*	18,865	102,060
Pacific Biosciences of California, Inc.*	21,835	125,770
PAREXEL International Corp.*	29,151	1,874,701
PRA Health Sciences, Inc.*	10,251	372,419
Sequenom, Inc.*	42,705	129,823

		5,536,985

Pharmaceuticals (1.7%)
Aerie Pharmaceuticals, Inc.*	7,696	135,834
Agile Therapeutics, Inc.*	3,997	34,334
Alimera Sciences, Inc.*	12,055	55,574
Amphastar Pharmaceuticals, Inc.*	16,257	285,798
ANI Pharmaceuticals, Inc.*	4,281	265,636
Aratana Therapeutics, Inc.*	15,495	234,284
Assembly Biosciences, Inc.*	5,382	103,657
BioDelivery Sciences International, Inc.*	25,076	199,605
Carbylan Therapeutics, Inc.*	4,486	32,075
Catalent, Inc.*	21,209	622,060
Cempra, Inc.*	15,599	535,982
Collegium Pharmaceutical, Inc.*	2,921	52,111
Corcept Therapeutics, Inc.*	26,857	161,411
Corium International, Inc.*	3,408	46,655
Depomed, Inc.*	32,001	686,741
Dermira, Inc.*	5,040	88,452
Durect Corp.*	42,081	100,574
Endocyte, Inc.*	14,650	76,033
Flex Pharma, Inc.*	2,289	39,371
Foamix Pharmaceuticals Ltd.*	8,655	88,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Heska Corp.*	2,362	$70,128
IGI Laboratories, Inc.*	15,859	99,912
Impax Laboratories, Inc.*	37,562	1,724,847
Intersect ENT, Inc.*	8,239	235,883
Intra-Cellular Therapies, Inc.*	11,132	355,667
Lannett Co., Inc.*	14,737	875,967
Medicines Co.*	35,438	1,013,881
Nektar Therapeutics*	71,629	896,079
Ocular Therapeutix, Inc.*	7,456	156,800
Omeros Corp.*	18,899	339,993
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	19,021	1,345,165
Paratek Pharmaceuticals, Inc.	4,341	111,868
Pernix Therapeutics Holdings, Inc.*	17,073	101,072
Phibro Animal Health Corp., Class A	8,944	348,279
POZEN, Inc.*	10,605	109,338
Prestige Brands Holdings, Inc.*	28,165	1,302,350
Relypsa, Inc.*	16,658	551,213
Revance Therapeutics, Inc.*	8,268	264,411
Sagent Pharmaceuticals, Inc.*	10,660	259,145
SciClone Pharmaceuticals, Inc.*	25,593	251,323
Sucampo Pharmaceuticals, Inc., Class A*	14,026	230,447
Supernus Pharmaceuticals, Inc.*	18,113	307,559
Tetraphase Pharmaceuticals, Inc.*	18,310	868,626
TherapeuticsMD, Inc.*	64,964	510,617
Theravance Biopharma, Inc.*	9,279	120,813
Theravance, Inc.	46,248	835,701
VIVUS, Inc.*	39,748	93,805
XenoPort, Inc.*	26,662	163,438
Zogenix, Inc.*	58,561	98,382
ZS Pharma, Inc.*	9,302	487,332

		17,977,417

Total Health Care		153,309,513

Industrials (11.5%)
Aerospace & Defense (1.4%)
AAR Corp.	19,685	627,361
Aerojet Rocketdyne Holdings, Inc.*	31,992	659,355
Aerovironment, Inc.*	7,065	184,255
American Science & Engineering, Inc.	2,634	115,396
Astronics Corp.*	10,463	741,722
Cubic Corp.	11,872	564,870
Curtiss-Wright Corp.	24,188	1,752,179
DigitalGlobe, Inc.*	36,872	1,024,673
Ducommun, Inc.*	4,249	109,072
Engility Holdings, Inc.	6,511	163,817
Esterline Technologies Corp.*	15,807	1,507,039
HEICO Corp.	10,328	602,122
HEICO Corp., Class A	19,406	985,243
KEYW Holding Corp.*	11,857	110,507
KLX, Inc.*	26,749	1,180,433
Kratos Defense & Security Solutions, Inc.*	16,256	102,413
Moog, Inc., Class A*	20,565	1,453,534

National Presto Industries, Inc.	1,732	139,114
Sparton Corp.*	3,590	98,079
TASER International, Inc.*	27,833	927,117
Teledyne Technologies, Inc.*	17,974	1,896,437
Vectrus, Inc.*	3,994	99,331

		15,044,069

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	19,150	200,884
Atlas Air Worldwide Holdings, Inc.*	12,661	695,849
Echo Global Logistics, Inc.*	15,256	498,261
Forward Air Corp.	16,269	850,218
Hub Group, Inc., Class A*	18,519	747,056
Park-Ohio Holdings Corp.	3,206	155,363
Radiant Logistics, Inc.*	8,710	63,670
UTi Worldwide, Inc.*	48,574	485,254
XPO Logistics, Inc.*	36,252	1,637,865

		5,334,420

Airlines (0.3%)
Allegiant Travel Co.	6,902	1,227,728
Hawaiian Holdings, Inc.*	24,498	581,828
Republic Airways Holdings, Inc.*	23,545	216,143
SkyWest, Inc.	27,551	414,367
Virgin America, Inc.*	12,761	350,672

		2,790,738

Building Products (0.8%)
AAON, Inc.	23,780	535,525
Advanced Drainage Systems, Inc.	17,121	502,159
American Woodmark Corp.*	6,613	362,723
Apogee Enterprises, Inc.	15,862	834,976
Builders FirstSource, Inc.*	23,743	304,860
Continental Building Products, Inc.*	16,120	341,583
Gibraltar Industries, Inc.*	15,751	320,848
Griffon Corp.	17,102	272,264
Insteel Industries, Inc.	6,660	124,542
Masonite International Corp.*	15,263	1,070,089
NCI Building Systems, Inc.*	9,881	148,907
Nortek, Inc.*	5,412	449,899
Patrick Industries, Inc.*	4,692	178,531
PGT, Inc.*	24,467	355,016
Ply Gem Holdings, Inc.*	8,354	98,494
Quanex Building Products Corp.	17,229	369,217
Simpson Manufacturing Co., Inc.	23,316	792,744
Trex Co., Inc.*	17,702	875,010
Universal Forest Products, Inc.	11,498	598,241

		8,535,628

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	29,824	980,315
ACCO Brands Corp.*	58,071	451,212
ARC Document Solutions, Inc.*	15,078	114,744
Brady Corp., Class A	24,300	601,182
Brink’s Co.	24,918	733,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Casella Waste Systems, Inc., Class A*	15,277	$85,704
CECO Environmental Corp.	8,065	91,376
Civeo Corp.	38,524	118,269
Deluxe Corp.	26,036	1,614,232
Ennis, Inc.	9,260	172,143
Essendant, Inc.	20,309	797,128
G&K Services, Inc., Class A	10,967	758,258
Healthcare Services Group, Inc.	36,286	1,199,252
Heritage-Crystal Clean, Inc.*	4,562	67,061
Herman Miller, Inc.	31,528	912,105
HNI Corp.	23,292	1,191,386
InnerWorkings, Inc.*	13,702	91,392
Interface, Inc.	33,878	848,644
Kimball International, Inc., Class B	12,288	149,422
Knoll, Inc.	26,373	660,116
Matthews International Corp., Class A	16,386	870,752
McGrath RentCorp	13,483	410,288
Mobile Mini, Inc.	23,165	973,857
MSA Safety, Inc.	16,087	780,380
Multi-Color Corp.	6,899	440,708
NL Industries, Inc.*	2,063	15,287
Quad/Graphics, Inc.	13,809	255,605
SP Plus Corp.*	6,116	159,689
Steelcase, Inc., Class A	45,182	854,392
Team, Inc.*	10,606	426,891
Tetra Tech, Inc.	32,795	840,864
TRC Cos., Inc.*	6,153	62,453
U.S. Ecology, Inc.	12,058	587,466
UniFirst Corp.	8,076	903,301
Viad Corp.	9,865	267,440
West Corp.	26,335	792,683

		20,279,334

Construction & Engineering (0.6%)
Aegion Corp.*	18,571	351,735
Ameresco, Inc., Class A*	7,754	59,318
Argan, Inc.	4,808	193,907
Comfort Systems USA, Inc.	22,136	508,021
Dycom Industries, Inc.*	17,302	1,018,223
EMCOR Group, Inc.	31,834	1,520,710
Furmanite Corp.*	13,548	110,010
Granite Construction, Inc.	19,965	708,957
Great Lakes Dredge & Dock Corp.*	21,898	130,512
HC2 Holdings, Inc.*	7,181	64,270
MasTec, Inc.*	37,214	739,442
MYR Group, Inc.*	12,245	379,105
Northwest Pipe Co.*	3,326	67,750
NV5 Holdings, Inc.*	1,820	44,153
Orion Marine Group, Inc.*	10,794	77,933
Primoris Services Corp.	21,020	416,196
Tutor Perini Corp.*	21,109	455,532

		6,845,774

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	2,309	51,860
AZZ, Inc.	13,742	711,836
Encore Wire Corp.	12,039	533,207

EnerSys, Inc.	22,840	1,605,424
Enphase Energy, Inc.*	9,998	76,085
Franklin Electric Co., Inc.	24,301	785,651
FuelCell Energy, Inc.*	87,142	85,129
Generac Holdings, Inc.*	36,246	1,440,778
General Cable Corp.	24,988	493,013
GrafTech International Ltd.*	60,964	302,381
LSI Industries, Inc.	7,420	69,303
Plug Power, Inc.*	62,787	153,828
Polypore International, Inc.*	23,169	1,387,360
Powell Industries, Inc.	3,236	113,810
Power Solutions International, Inc.*	1,725	93,185
PowerSecure International, Inc.*	8,296	122,449
Preformed Line Products Co.	1,022	38,550
Thermon Group Holdings, Inc.*	18,112	435,956
Vicor Corp.*	6,259	76,297

		8,576,102

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	18,970	385,660

Machinery (2.5%)
Accuride Corp.*	15,056	57,966
Actuant Corp., Class A	32,782	756,936
Alamo Group, Inc.	3,492	190,803
Albany International Corp., Class A	15,404	613,079
Altra Industrial Motion Corp.	15,517	421,752
American Railcar Industries, Inc.	3,419	166,300
Astec Industries, Inc.	9,547	399,256
Barnes Group, Inc.	28,598	1,115,036
Blount International, Inc.	26,985	294,676
Blue Bird Corp.*	1,686	21,901
Briggs & Stratton Corp.	24,008	462,394
Chart Industries, Inc.*	16,744	598,598
CIRCOR International, Inc.	9,746	531,449
CLARCOR, Inc.	26,200	1,630,688
Columbus McKinnon Corp.	7,304	182,600
Commercial Vehicle Group, Inc.*	11,223	80,918
Douglas Dynamics, Inc.	8,117	174,353
EnPro Industries, Inc.	12,490	714,678
ESCO Technologies, Inc.	13,702	512,592
ExOne Co.*	3,743	41,547
Federal Signal Corp.	31,268	466,206
FreightCar America, Inc.	4,681	97,739
Global Brass & Copper Holdings, Inc.	8,065	137,186
Gorman-Rupp Co.	10,847	304,584
Graham Corp.	3,551	72,760
Greenbrier Cos., Inc.	14,437	676,374
Harsco Corp.	44,031	726,512
Hillenbrand, Inc.	33,533	1,029,463
Hurco Cos., Inc.	2,302	79,695
Hyster-Yale Materials Handling, Inc.	5,854	405,565
John Bean Technologies Corp.	15,968	600,237
Kadant, Inc.	5,065	239,068
L.B. Foster Co., Class A	3,776	130,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Lindsay Corp.	6,522	$573,349
Lydall, Inc.*	6,201	183,302
Meritor, Inc.*	54,633	716,785
Miller Industries, Inc.	3,914	78,084
Mueller Industries, Inc.	31,014	1,076,806
Mueller Water Products, Inc., Class A	87,014	791,827
Navistar International Corp.*	26,004	588,471
NN, Inc.	7,097	181,116
Omega Flex, Inc.	1,044	39,317
Proto Labs, Inc.*	12,555	847,211
RBC Bearings, Inc.*	11,994	860,689
Rexnord Corp.*	50,904	1,217,115
Standex International Corp.	6,919	553,036
Sun Hydraulics Corp.	11,565	440,742
Tennant Co.	9,900	646,866
Titan International, Inc.	15,775	169,424
TriMas Corp.*	23,911	707,766
Twin Disc, Inc.	2,771	51,651
Wabash National Corp.*	39,486	495,154
Watts Water Technologies, Inc., Class A	14,992	777,335
Woodward, Inc.	34,214	1,881,428
Xerium Technologies, Inc.*	4,282	77,932

		26,889,004

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	7,626	53,153
Golden Ocean Group Ltd.	23,916	92,077
Matson, Inc.	22,977	965,953
Navios Maritime Holdings, Inc.	30,040	111,749
Safe Bulkers, Inc.	13,592	43,766
Scorpio Bulkers, Inc.*	64,464	105,076
Ultrapetrol Bahamas Ltd.*	3,822	4,319

		1,376,093

Professional Services (1.3%)
Acacia Research Corp.	18,363	161,044
Advisory Board Co.*	22,297	1,218,977
Barrett Business Services, Inc.	2,595	94,250
CBIZ, Inc.*	18,664	179,921
CDI Corp.	5,459	70,967
CEB, Inc.	17,937	1,561,595
CRA International, Inc.*	3,543	98,743
Exponent, Inc.	14,857	665,297
Franklin Covey Co.*	4,171	84,630
FTI Consulting, Inc.*	22,170	914,291
GP Strategies Corp.*	4,779	158,854
Heidrick & Struggles International, Inc.	6,611	172,415
Hill International, Inc.*	13,578	71,420
Huron Consulting Group, Inc.*	11,771	825,029
ICF International, Inc.*	11,598	404,306
Insperity, Inc.	10,530	535,977
Kelly Services, Inc., Class A	10,934	167,837
Kforce, Inc.	11,468	262,273
Korn/Ferry International	27,715	963,651
Mistras Group, Inc.*	6,135	116,442
Navigant Consulting, Inc.*	28,597	425,237
On Assignment, Inc.*	27,116	1,065,117
Paylocity Holding Corp.*	5,643	202,302
Pendrell Corp.*	57,765	79,138

Resources Connection, Inc.	19,714	317,198
RPX Corp.*	27,626	466,879
TriNet Group, Inc.*	20,933	530,652
TrueBlue, Inc.*	22,154	662,405
Volt Information Sciences, Inc.*	3,228	31,344
VSE Corp.	1,542	82,512
WageWorks, Inc.*	18,963	767,053

		13,357,756

Road & Rail (0.6%)
ArcBest Corp.	13,534	430,381
Celadon Group, Inc.	13,907	287,597
Con-way, Inc.	29,266	1,122,936
Covenant Transportation Group, Inc., Class A*	4,304	107,858
Heartland Express, Inc.	26,699	540,121
Knight Transportation, Inc.	33,873	905,764
Marten Transport Ltd.	10,753	233,340
P.A.M. Transportation Services, Inc.*	1,132	65,713
Quality Distribution, Inc.*	10,214	157,908
Roadrunner Transportation Systems, Inc.*	15,573	401,783
Saia, Inc.*	13,295	522,361
Swift Transportation Co.*	46,666	1,057,918
Universal Truckload Services, Inc.	2,954	64,870
USA Truck, Inc.*	3,517	74,666
Werner Enterprises, Inc.	23,664	621,180
YRC Worldwide, Inc.*	12,069	156,656

		6,751,052

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	33,771	765,589
Applied Industrial Technologies, Inc.	22,064	874,838
Beacon Roofing Supply, Inc.*	25,324	841,263
CAI International, Inc.*	6,711	138,180
DXP Enterprises, Inc.*	5,706	265,329
H&E Equipment Services, Inc.	16,642	332,341
Kaman Corp.	14,093	591,060
Lawson Products, Inc.*	1,843	43,274
MRC Global, Inc.*	52,194	805,875
Neff Corp., Class A*	4,303	43,417
Real Industry, Inc.*	8,847	100,413
Rush Enterprises, Inc., Class A*	20,063	525,851
Stock Building Supply Holdings, Inc.*	5,608	109,636
TAL International Group, Inc.*	18,047	570,285
Textainer Group Holdings Ltd.	13,197	343,254
Titan Machinery, Inc.*	6,212	91,503
Veritiv Corp.*	3,049	111,167

		6,553,275

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	32,024	485,164

Total Industrials		123,204,069

Information Technology (15.3%)
Communications Equipment (1.2%)
ADTRAN, Inc.	28,319	460,184
Aerohive Networks, Inc.*	8,036	56,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Alliance Fiber Optic Products, Inc.	5,255	$97,480
Applied Optoelectronics, Inc.*	5,269	91,470
Bel Fuse, Inc., Class B	3,837	78,735
Black Box Corp.	6,561	131,220
CalAmp Corp.*	21,779	397,685
Calix, Inc.*	17,214	130,999
Ciena Corp.*	59,126	1,400,104
Clearfield, Inc.*	3,849	61,238
Comtech Telecommunications Corp.	5,723	166,253
Digi International, Inc.*	9,000	85,950
Emcore Corp.*	8,286	49,882
Extreme Networks, Inc.*	36,589	98,424
Finisar Corp.*	56,668	1,012,657
Harmonic, Inc.*	49,701	339,458
Infinera Corp.*	68,987	1,447,347
InterDigital, Inc.	18,950	1,078,065
Ixia*	32,716	406,987
KVH Industries, Inc.*	6,877	92,496
NETGEAR, Inc.*	19,619	588,962
Novatel Wireless, Inc.*	13,400	43,550
Oclaro, Inc.*	35,220	79,597
Plantronics, Inc.	21,238	1,195,912
Polycom, Inc.*	74,654	854,042
Ruckus Wireless, Inc.*	39,273	406,083
ShoreTel, Inc.*	25,698	174,232
Sonus Networks, Inc.*	17,648	122,124
Ubiquiti Networks, Inc.	16,530	527,555
ViaSat, Inc.*	22,016	1,326,684

		13,001,466

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.*	5,283	48,498
Anixter International, Inc.*	14,942	973,471
AVX Corp.	22,564	303,711
Badger Meter, Inc.	7,494	475,794
Belden, Inc.	21,666	1,759,929
Benchmark Electronics, Inc.*	30,014	653,705
Checkpoint Systems, Inc.	19,947	203,061
Coherent, Inc.*	12,015	762,712
Control4 Corp.*	7,491	66,595
CTS Corp.	20,017	385,728
Daktronics, Inc.	13,928	165,186
DTS, Inc.*	7,914	241,298
Electro Rent Corp.	8,220	89,269
Fabrinet*	19,237	360,309
FARO Technologies, Inc.*	9,068	423,476
FEI Co.	21,003	1,741,779
Gerber Scientific, Inc. (Escrow Shares)*†	21,501	—
GSI Group, Inc.*	13,492	202,785
II-VI, Inc.*	27,161	515,516
Insight Enterprises, Inc.*	19,599	586,206
InvenSense, Inc.*	41,658	629,036
Itron, Inc.*	21,039	724,583
Kimball Electronics, Inc.*	12,251	178,742
Knowles Corp.*	42,949	777,377
Littelfuse, Inc.	11,958	1,134,695
Mercury Systems, Inc.*	12,533	183,483
Mesa Laboratories, Inc.	1,057	93,967
Methode Electronics, Inc.	21,000	576,450

MTS Systems Corp.	7,773	535,948
Multi-Fineline Electronix, Inc.*	3,473	75,920
Newport Corp.*	22,224	421,367
OSI Systems, Inc.*	11,088	784,920
Park Electrochemical Corp.	9,492	181,867
PC Connection, Inc.	3,619	89,534
Plexus Corp.*	17,545	769,875
RealD, Inc.*	14,717	181,461
Rofin-Sinar Technologies, Inc.*	14,912	411,571
Rogers Corp.*	9,845	651,148
Sanmina Corp.*	45,464	916,554
ScanSource, Inc.*	15,191	578,169
SYNNEX Corp.	15,291	1,119,148
Tech Data Corp.*	18,547	1,067,565
TTM Technologies, Inc.*	29,827	297,972
Universal Display Corp.*	20,402	1,055,395
Vishay Intertechnology, Inc.	68,590	801,131
Vishay Precision Group, Inc.*	4,380	65,963

		24,262,869

Internet Software & Services (2.3%)
Amber Road, Inc.*	6,001	42,127
Angie’s List, Inc.*	17,770	109,463
Apigee Corp.*	1,603	15,918
Bankrate, Inc.*	35,950	377,116
Bazaarvoice, Inc.*	22,140	130,405
Benefitfocus, Inc.*	2,866	125,674
Blucora, Inc.*	24,834	401,069
Box, Inc., Class A*	9,527	177,583
Brightcove, Inc.*	12,140	83,280
Carbonite, Inc.*	6,703	79,162
Care.com, Inc.*	6,628	39,238
ChannelAdvisor Corp.*	7,836	93,640
Cimpress N.V.*	17,519	1,474,399
comScore, Inc.*	18,903	1,006,774
Constant Contact, Inc.*	16,519	475,086
Cornerstone OnDemand, Inc.*	29,150	1,014,420
Coupons.com, Inc.*	30,783	332,149
Cvent, Inc.*	11,861	305,777
Dealertrack Technologies, Inc.*	27,831	1,747,509
Demandware, Inc.*	17,694	1,257,690
DHI Group, Inc.*	16,123	143,333
EarthLink Holdings Corp.	52,850	395,847
Endurance International Group Holdings, Inc.*	29,716	613,933
Envestnet, Inc.*	18,121	732,632
Everyday Health, Inc.*	7,766	99,250
Five9, Inc.*	8,028	41,986
Gogo, Inc.*	30,744	658,844
GrubHub, Inc.*	38,075	1,297,215
GTT Communications, Inc.*	12,411	296,251
Hortonworks, Inc.*	2,686	68,010
Internap Corp.*	25,821	238,844
Intralinks Holdings, Inc.*	14,278	170,051
j2 Global, Inc.	24,706	1,678,526
Limelight Networks, Inc.*	22,934	90,360
Liquidity Services, Inc.*	8,804	84,783
LivePerson, Inc.*	28,561	280,183
LogMeIn, Inc.*	13,037	840,756
Marchex, Inc., Class B	11,213	55,504
Marin Software, Inc.*	10,741	72,394
Marketo, Inc.*	17,317	485,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MaxPoint Interactive, Inc.*	2,458	$19,861
Millennial Media, Inc.*	41,860	67,813
Monster Worldwide, Inc.*	47,260	309,080
New Relic, Inc.*	2,200	77,418
NIC, Inc.	34,074	622,873
OPOWER, Inc.*	9,770	112,453
Q2 Holdings, Inc.*	7,012	198,089
QuinStreet, Inc.*	13,120	84,624
RealNetworks, Inc.*	11,208	60,635
Reis, Inc.	3,234	71,730
RetailMeNot, Inc.*	18,771	334,687
Rocket Fuel, Inc.*	9,397	77,055
SciQuest, Inc.*	10,907	161,533
Shutterstock, Inc.*	9,896	580,301
SPS Commerce, Inc.*	9,122	600,228
Stamps.com, Inc.*	7,676	564,723
TechTarget, Inc.*	7,104	63,439
Textura Corp.*	9,835	273,708
Travelzoo, Inc.*	2,222	25,064
TrueCar, Inc.*	24,691	296,045
Web.com Group, Inc.*	22,243	538,725
WebMD Health Corp.*	21,008	930,234
Wix.com Ltd.*	6,716	158,632
XO Group, Inc.*	9,581	156,649
Xoom Corp.*	16,332	343,870

		24,362,565

IT Services (2.0%)
6D Global Technologies, Inc.*	6,743	44,099
Acxiom Corp.*	43,473	764,255
Blackhawk Network Holdings, Inc.*	27,537	1,134,524
CACI International, Inc., Class A*	12,901	1,043,562
Cardtronics, Inc.*	23,962	887,792
Cass Information Systems, Inc.	6,419	360,876
Ciber, Inc.*	31,708	109,393
Convergys Corp.	51,558	1,314,213
CSG Systems International, Inc.	17,580	556,583
Datalink Corp.*	7,935	70,939
EPAM Systems, Inc.*	24,749	1,762,871
Euronet Worldwide, Inc.*	27,367	1,688,544
EVERTEC, Inc.	36,075	766,233
ExlService Holdings, Inc.*	17,238	596,090
Forrester Research, Inc.	3,670	132,193
Global Cash Access Holdings, Inc.*	25,050	193,887
Hackett Group, Inc.	8,882	119,285
Heartland Payment Systems, Inc.	19,080	1,031,274
IGATE Corp.*	19,408	925,568
Lionbridge Technologies, Inc.*	24,063	148,469
Luxoft Holding, Inc.*	9,279	524,727
ManTech International Corp., Class A	12,732	369,228
MAXIMUS, Inc.	34,203	2,248,163
ModusLink Global Solutions, Inc.*	13,819	46,985
MoneyGram International, Inc.*	10,361	95,218
NeuStar, Inc., Class A*	12,713	371,347
Perficient, Inc.*	20,731	398,864
PFSweb, Inc.*	4,135	57,311

Science Applications International Corp.	23,036	1,217,453
ServiceSource International, Inc.*	21,470	117,441
Sykes Enterprises, Inc.*	21,401	518,974
Syntel, Inc.*	16,735	794,578
TeleTech Holdings, Inc.	6,056	163,997
Unisys Corp.*	26,485	529,435
Virtusa Corp.*	15,772	810,681

		21,915,052

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.*	20,818	572,287
Advanced Micro Devices, Inc.*	322,404	773,770
Alpha & Omega Semiconductor Ltd.*	7,975	69,701
Ambarella, Inc.*	15,869	1,629,588
Amkor Technology, Inc.*	49,708	297,254
Applied Micro Circuits Corp.*	41,057	277,135
Axcelis Technologies, Inc.*	40,013	118,438
Brooks Automation, Inc.	34,989	400,624
Cabot Microelectronics Corp.*	13,546	638,152
Cascade Microtech, Inc.*	4,862	74,024
Cavium, Inc.*	28,463	1,958,539
CEVA, Inc.*	7,370	143,199
Cirrus Logic, Inc.*	32,224	1,096,583
Cohu, Inc.	9,234	122,166
Diodes, Inc.*	20,188	486,733
DSP Group, Inc.*	7,707	79,613
Entegris, Inc.*	72,723	1,059,574
Exar Corp.*	15,440	151,003
Fairchild Semiconductor International, Inc.*	60,334	1,048,605
FormFactor, Inc.*	22,596	207,883
Inphi Corp.*	18,810	429,997
Integrated Device Technology, Inc.*	76,394	1,657,750
Integrated Silicon Solution, Inc.	16,117	356,830
Intersil Corp., Class A	72,214	903,397
IXYS Corp.	8,807	134,747
Kopin Corp.*	22,178	76,514
Lattice Semiconductor Corp.*	70,032	412,488
MA-COM Technology Solutions Holdings, Inc.*	11,925	456,131
Mattson Technology, Inc.*	26,872	90,021
MaxLinear, Inc., Class A*	26,118	316,028
Micrel, Inc.	25,021	347,792
Microsemi Corp.*	50,360	1,760,082
MKS Instruments, Inc.	28,338	1,075,144
Monolithic Power Systems, Inc.	20,790	1,054,261
Nanometrics, Inc.*	8,645	139,357
NeoPhotonics Corp.*	10,233	93,427
NVE Corp.	1,706	133,750
OmniVision Technologies, Inc.*	31,675	829,727
PDF Solutions, Inc.*	14,588	233,408
Pericom Semiconductor Corp.	8,034	105,647
Photronics, Inc.*	33,900	322,389
PMC-Sierra, Inc.*	95,584	818,199
Power Integrations, Inc.	15,327	692,474
Rambus, Inc.*	63,050	913,595
Rudolph Technologies, Inc.*	11,716	140,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Semtech Corp.*	37,235	$739,115
Sigma Designs, Inc.*	12,627	150,640
Silicon Laboratories, Inc.*	21,569	1,164,942
Synaptics, Inc.*	18,820	1,632,353
Tessera Technologies, Inc.	28,048	1,065,263
Ultra Clean Holdings, Inc.*	11,416	71,122
Ultratech, Inc.*	14,186	263,292
Veeco Instruments, Inc.*	22,507	646,851
Xcerra Corp.*	20,348	154,034

		30,586,347

Software (4.0%)
A10 Networks, Inc.*	15,420	99,305
ACI Worldwide, Inc.*	61,690	1,515,723
Advent Software, Inc.	26,820	1,185,712
American Software, Inc., Class A	8,624	81,928
Aspen Technology, Inc.*	43,329	1,973,636
AVG Technologies N.V.*	21,504	585,124
Barracuda Networks, Inc.*	5,043	199,804
Blackbaud, Inc.	24,362	1,387,416
Bottomline Technologies de, Inc.*	23,595	656,177
BroadSoft, Inc.*	16,969	586,618
Callidus Software, Inc.*	28,010	436,396
Code Rebel Corp.*	470	15,214
CommVault Systems, Inc.*	23,937	1,015,168
Comverse, Inc.*	7,632	153,251
Cyan, Inc.*	10,290	53,920
Digimarc Corp.*	2,723	122,916
Digital Turbine, Inc.*	16,257	49,096
Ebix, Inc.	14,593	475,878
Ellie Mae, Inc.*	15,125	1,055,574
EnerNOC, Inc.*	9,589	93,013
Epiq Systems, Inc.	14,781	249,503
ePlus, Inc.*	2,305	176,678
Fair Isaac Corp.	16,261	1,476,174
Fleetmatics Group plc*	20,795	973,830
Gigamon, Inc.*	13,662	450,709
Globant S.A.*	5,522	168,034
Glu Mobile, Inc.*	57,178	355,075
Guidance Software, Inc.*	6,702	56,766
Guidewire Software, Inc.*	36,258	1,919,136
HubSpot, Inc.*	9,505	471,258
Imperva, Inc.*	14,451	978,333
Infoblox, Inc.*	29,039	761,112
Interactive Intelligence Group, Inc.*	9,735	432,915
Jive Software, Inc.*	16,045	84,236
Manhattan Associates, Inc.*	37,397	2,230,731
Mentor Graphics Corp.	51,513	1,361,489
MicroStrategy, Inc., Class A*	4,971	845,468
MobileIron, Inc.*	13,667	80,772
Model N, Inc.*	7,677	91,433
Monotype Imaging Holdings, Inc.	21,509	518,582
NetScout Systems, Inc.*	20,808	763,029
Park City Group, Inc.*	3,650	45,224
Paycom Software, Inc.*	16,022	547,151
Pegasystems, Inc.	18,441	422,115
Progress Software Corp.*	27,691	761,503
Proofpoint, Inc.*	21,254	1,353,242

PROS Holdings, Inc.*	10,595	223,660
QAD, Inc., Class A	3,620	95,677
Qlik Technologies, Inc.*	47,378	1,656,335
Qualys, Inc.*	12,725	513,454
Rally Software Development Corp.*	9,476	184,308
RealPage, Inc.*	27,845	531,004
Rovi Corp.*	44,915	716,394
Rubicon Project, Inc.*	9,435	141,148
Sapiens International Corp. N.V.	8,581	89,071
SeaChange International, Inc.*	13,140	92,111
Silver Spring Networks, Inc.*	13,227	164,147
Synchronoss Technologies, Inc.*	20,208	924,112
Take-Two Interactive Software, Inc.*	42,906	1,182,918
Tangoe, Inc.*	20,177	253,827
TeleCommunication Systems, Inc., Class A*	18,661	61,768
Telenav, Inc.*	10,289	82,826
TiVo, Inc.*	53,860	546,140
TubeMogul, Inc.*	5,005	71,521
Tyler Technologies, Inc.*	17,448	2,257,422
Varonis Systems, Inc.*	3,240	71,572
VASCO Data Security International, Inc.*	16,595	501,003
Verint Systems, Inc.*	31,335	1,903,445
VirnetX Holding Corp.*	16,381	68,800
Workiva, Inc.*	2,701	37,355
Yodlee, Inc.*	6,491	93,730
Zendesk, Inc.*	27,141	602,802
Zix Corp.*	21,006	108,601

		42,491,518

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	11,613	154,917
Cray, Inc.*	20,822	614,457
Diebold, Inc.	32,791	1,147,685
Dot Hill Systems Corp.*	21,733	133,006
Eastman Kodak Co.*	6,384	107,251
Electronics for Imaging, Inc.*	24,817	1,079,788
Imation Corp.*	11,279	45,793
Immersion Corp.*	10,216	129,437
Nimble Storage, Inc.*	25,661	720,048
QLogic Corp.*	47,362	672,067
Quantum Corp.*	79,486	133,536
Silicon Graphics International Corp.*	13,067	84,543
Stratasys Ltd.*	25,750	899,448
Super Micro Computer, Inc.*	20,421	604,053
Violin Memory, Inc.*	33,136	81,183

		6,607,212

Total Information Technology		163,227,029

Materials (3.6%)
Chemicals (1.8%)
A. Schulman, Inc.	14,526	635,077
American Vanguard Corp.	10,629	146,680
Axiall Corp.	36,662	1,321,665
Balchem Corp.	16,224	904,001
Calgon Carbon Corp.	26,728	517,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Chase Corp.	2,444	$97,149
Chemtura Corp.*	34,774	984,452
Core Molding Technologies, Inc.*	2,795	63,838
Ferro Corp.*	40,150	673,717
Flotek Industries, Inc.*	29,182	365,650
FutureFuel Corp.	8,462	108,906
H.B. Fuller Co.	26,467	1,075,090
Hawkins, Inc.	3,708	149,766
Innophos Holdings, Inc.	11,306	595,148
Innospec, Inc.	13,312	599,572
Intrepid Potash, Inc.*	33,389	398,665
KMG Chemicals, Inc.	3,550	90,312
Koppers Holdings, Inc.	7,541	186,413
Kraton Performance Polymers, Inc.*	16,868	402,808
Kronos Worldwide, Inc.	7,484	82,025
LSB Industries, Inc.*	9,989	407,951
Minerals Technologies, Inc.	17,902	1,219,663
Olin Corp.	41,601	1,121,147
OM Group, Inc.	15,698	527,453
OMNOVA Solutions, Inc.*	17,098	128,064
PolyOne Corp.	46,185	1,809,066
Quaker Chemical Corp.	7,324	650,664
Rayonier Advanced Materials, Inc.	20,800	338,208
Rentech, Inc.*	42,842	45,841
Senomyx, Inc.*	16,038	85,964
Sensient Technologies Corp.	24,437	1,670,025
Stepan Co.	9,554	516,967
Trecora Resources*	7,352	111,015
Tredegar Corp.	8,977	198,481
Trinseo S.A.*	4,219	113,238
Tronox Ltd., Class A	34,479	504,428
Valhi, Inc.	5,950	33,677

		18,880,775

Construction Materials (0.1%)
Headwaters, Inc.*	39,318	716,374
Summit Materials, Inc., Class A*	13,056	332,928
U.S. Concrete, Inc.*	7,535	285,501
United States Lime & Minerals, Inc.	696	40,452

		1,375,255

Containers & Packaging (0.2%)
AEP Industries, Inc.*	1,514	83,573
Berry Plastics Group, Inc.*	60,817	1,970,471
Greif, Inc., Class A	15,510	556,033
Myers Industries, Inc.	8,846	168,074

		2,778,151

Metals & Mining (0.9%)
AK Steel Holding Corp.*	92,553	358,180
Carpenter Technology Corp.	25,462	984,870
Century Aluminum Co.*	18,095	188,731
Cliffs Natural Resources, Inc.	78,068	338,035
Coeur Mining, Inc.*	69,857	398,884
Commercial Metals Co.	60,064	965,829
Globe Specialty Metals, Inc.	35,472	627,854
Handy & Harman Ltd.*	979	33,922
Haynes International, Inc.	5,712	281,716

Hecla Mining Co.	182,046	478,781
Horsehead Holding Corp.*	28,946	339,247
Kaiser Aluminum Corp.	8,535	709,088
Materion Corp.	10,696	377,034
Olympic Steel, Inc.	3,182	55,494
RTI International Metals, Inc.*	17,027	536,691
Ryerson Holding Corp.*	4,397	40,013
Schnitzer Steel Industries, Inc., Class A	9,451	165,109
Stillwater Mining Co.*	65,704	761,509
SunCoke Energy, Inc.	33,256	432,328
TimkenSteel Corp.	20,060	541,419
Worthington Industries, Inc.	26,514	797,011

		9,411,745

Paper & Forest Products (0.6%)
Boise Cascade Co.*	21,905	803,475
Clearwater Paper Corp.*	10,577	606,062
Deltic Timber Corp.	6,566	444,124
KapStone Paper and Packaging Corp.	44,925	1,038,666
Louisiana-Pacific Corp.*	74,810	1,274,014
Neenah Paper, Inc.	8,587	506,290
P.H. Glatfelter Co.	25,206	554,280
Schweitzer-Mauduit International, Inc.	16,494	657,781
Wausau Paper Corp.	15,229	139,802

		6,024,494

Total Materials		38,470,420

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	49,289	441,630
Atlantic Tele-Network, Inc.	5,654	390,578
Cincinnati Bell, Inc.*	127,265	486,152
Cogent Communications Holdings, Inc.	23,893	808,539
Consolidated Communications Holdings, Inc.	26,692	560,799
FairPoint Communications, Inc.*	7,803	142,171
General Communication, Inc., Class A*	18,400	312,984
Globalstar, Inc.*	222,641	469,773
Hawaiian Telcom Holdco, Inc.*	7,254	189,329
IDT Corp., Class B	6,176	111,662
inContact, Inc.*	34,406	339,587
Inteliquent, Inc.	17,247	317,345
Intelsat S.A.*	10,928	108,406
Iridium Communications, Inc.*	46,149	419,494
Lumos Networks Corp.	15,151	224,083
ORBCOMM, Inc.*	21,681	146,347
Pacific DataVision, Inc.*	4,694	197,758
Premiere Global Services, Inc.*	18,942	194,913
Straight Path Communications, Inc., Class B*	3,407	111,716
Vonage Holdings Corp.*	104,964	515,373
Windstream Holdings, Inc.	50,993	325,335

		6,813,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	13,047	$107,768
Leap Wireless International, Inc.*†	23,247	43,937
NTELOS Holdings Corp.*	12,397	57,274
RingCentral, Inc., Class A*	27,001	499,249
Shenandoah Telecommunications Co.	13,516	462,653
Spok Holdings, Inc.	7,892	132,901

		1,303,782

Total Telecommunication Services		8,117,756

Utilities (2.9%)
Electric Utilities (1.0%)
ALLETE, Inc.	25,373	1,177,054
Cleco Corp.	31,578	1,700,475
El Paso Electric Co.	22,008	762,797
Empire District Electric Co.	22,457	489,563
Genie Energy Ltd., Class B*	4,318	45,210
IDACORP, Inc.	25,149	1,411,865
MGE Energy, Inc.	18,481	715,769
Otter Tail Corp.	19,264	512,422
PNM Resources, Inc.	42,606	1,048,108
Portland General Electric Co.	41,809	1,386,386
Spark Energy, Inc., Class A	929	14,641
UIL Holdings Corp.	28,261	1,294,919
Unitil Corp.	4,952	163,515

		10,722,724

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	7,223	388,958
Laclede Group, Inc.	22,313	1,161,615
New Jersey Resources Corp.	44,292	1,220,245
Northwest Natural Gas Co.	14,555	613,930
ONE Gas, Inc.	26,688	1,135,841
Piedmont Natural Gas Co., Inc.	39,891	1,408,551
South Jersey Industries, Inc.	35,675	882,243
Southwest Gas Corp.	24,920	1,325,993
WGL Holdings, Inc.	25,666	1,393,407

		9,530,783

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	24,853	778,396
Atlantic Power Corp.	43,636	134,399
Dynegy, Inc.*	66,016	1,930,968
NRG Yield, Inc., Class A	17,395	382,516
NRG Yield, Inc., Class C	14,819	324,388
Ormat Technologies, Inc.	18,604	700,998
Pattern Energy Group, Inc.	25,842	733,396
Talen Energy Corp.*	42,186	723,912
Vivint Solar, Inc.*	7,323	89,121

		5,798,094

Multi-Utilities (0.3%)
Avista Corp.	31,913	978,133
Black Hills Corp.	23,230	1,013,990
NorthWestern Corp.	24,477	1,193,254

		3,185,377

Water Utilities (0.2%)
American States Water Co.	20,247	757,035
Artesian Resources Corp., Class A	2,644	55,762
California Water Service Group	24,030	549,086
Connecticut Water Service, Inc.	3,910	133,566
Consolidated Water Co., Ltd.	4,989	62,861
Middlesex Water Co.	5,774	130,261
SJW Corp.	5,740	176,161
York Water Co.	4,357	90,887

		1,955,619

Total Utilities		31,192,597

Total Common Stocks (89.4%) (Cost $756,560,363)		956,035,797

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,727

Total Financials		4,727

Total Corporate Bonds		4,727

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,727

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*†	26,224	—

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*†	3,800	—

Total Rights (0.0%) (Cost $—)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	6,309	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,406,791	$6,406,791

Total Short-Term Investments (0.6%) (Cost $6,406,791)		6,406,791

Total Investments (90.0%) (Cost $762,971,954)		962,447,315
Other Assets Less Liabilities (10.0%)		106,697,858

Net Assets (100%)		$1,069,145,173

*	Non-income producing.
†	Securities (totaling $66,698 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $391,910.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	905	September-15	$114,207,881	$113,161,200	$(1,046,681)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$139,576,529	$—	$—		$139,576,529
Consumer Staples	30,226,751	—	—		30,226,751
Energy	37,007,108	—	—		37,007,108
Financials	231,704,025	—	—		231,704,025
Health Care	153,286,752	—	22,761		153,309,513
Industrials	123,204,069	—	—		123,204,069
Information Technology	163,227,029	—	—	(b)	163,227,029
Materials	38,470,420	—	—		38,470,420
Telecommunication Services	8,073,819	—	43,937		8,117,756
Utilities	31,192,597	—	—		31,192,597
Corporate Bonds
Financials	—	4,727	—		4,727
Rights
Health Care	—	—	—	(b)	—
Short-Term Investments	6,406,791	—	—		6,406,791
Warrants
Energy	—	—	—	(b)	—

Total Assets	$962,375,890	$4,727	$66,698		$962,447,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Liabilities:
Futures	$(1,046,681)	$—	$—	$(1,046,681)

Total Liabilities	$(1,046,681)	$—	$—	$(1,046,681)

Total	$961,329,209	$4,727	$66,698	$961,400,634

(a)	A security with a market value of $43,937 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,046,681	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$46,325,598	$46,325,598

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(14,690,525)	$(14,690,525)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $420,438,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$473,500,818
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$135,706,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,600,248
Aggregate gross unrealized depreciation	(33,172,353)

Net unrealized appreciation	$197,427,895

Federal income tax cost of investments	$765,019,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $762,971,954)	$962,447,315
Cash	98,568,479
Cash held as collateral at broker	4,574,700
Receivable for securities sold	73,955,449
Dividends, interest and other receivables	1,010,209
Due from broker for futures variation margin	944,306
Due from Custodian	83,752
Other assets	11,023

Total assets	1,141,595,233

LIABILITIES
Payable for securities purchased	71,276,854
Payable to Separate Accounts for Trust shares redeemed	557,412
Investment management fees payable	401,067
Administrative fees payable	121,880
Trustees’ fees payable	2,133
Accrued expenses	90,714

Total liabilities	72,450,060

NET ASSETS	$1,069,145,173

Net assets were comprised of:
Paid in capital	$779,618,657
Accumulated undistributed net investment income (loss)	2,132,259
Accumulated undistributed net realized gain (loss) on investments and futures	88,965,577
Net unrealized appreciation (depreciation) on investments and futures	198,428,680

Net assets	$1,069,145,173

Class K
Net asset value, offering and redemption price per share, $1,069,145,173 / 82,315,825 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,298 foreign withholding tax)	$4,695,899
Interest	187,501

Total income	4,883,400

EXPENSES
Investment management fees	2,408,634
Administrative fees	739,570
Custodian fees	44,129
Printing and mailing expenses	27,762
Professional fees	27,268
Trustees’ fees	12,309
Distribution fees – Class IA (b)	1
Miscellaneous	15,038

Total expenses	3,274,711

NET INVESTMENT INCOME (LOSS)	1,608,689

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	35,207,686
Futures	46,325,598

Net realized gain (loss)	81,533,284

Change in unrealized appreciation (depreciation) on:
Investments	(19,796,983)
Futures	(14,690,525)

Net change in unrealized appreciation (depreciation)	(34,487,508)

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,045,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,654,465

(b)	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,608,689	$1,614,615
Net realized gain (loss) on investments and futures	81,533,284	95,790,825
Net change in unrealized appreciation (depreciation) on investments and futures	(34,487,508)	(53,477,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,654,465	43,927,719

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(1,764,529)

Distributions from net realized capital gains
Class IA (b)	—	(156)
Class K	—	(101,116,639)

	—	(101,116,795)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(102,881,324)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares issued in reinvestment of distributions [ 0 and 13 shares, respectively ]	—	156
Capital shares repurchased [ (139) and 0 shares, respectively ]	(1,813)	—

Total Class IA transactions	(1,813)	156

Class K
Capital shares sold [ 81,231 and 217,226 shares, respectively ]	1,030,417	2,749,602
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,246,660 shares, respectively ]	—	102,881,168
Capital shares repurchased [ (5,042,478) and (17,964,781) shares, respectively ]	(64,327,355)	(231,050,019)

Total Class K transactions	(63,296,938)	(125,419,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(63,298,751)	(125,419,093)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,644,286)	(184,372,698)
NET ASSETS:
Beginning of period	1,083,789,459	1,268,162,157

End of period (a)	$1,069,145,173	$1,083,789,459

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,132,259	$523,570

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.40	$13.10	$11.47	$9.95	$12.05	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.06)†	0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments and futures	0.66	0.52	4.31	1.53	(1.47)	2.41

Total from investment operations	0.66	0.50	4.25	1.54	(1.46)	2.44

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.01)	(0.02)
Distributions from net realized gains	—	(1.20)	(2.62)	(0.01)	(0.63)	(0.89)

Total dividends and distributions	—	(1.20)	(2.62)	(0.02)	(0.64)	(0.91)

Net asset value, end of period	$13.06	$12.40	$13.10	$11.47	$9.95	$12.05

Total return (b)	5.32%	4.01%	37.87%	15.52%	(11.99)%	23.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$133	$115	$1,249,913
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.87%	0.91%	0.89%	0.90%	0.60%	0.62%
Before reimbursements (a)(f)	0.87%	0.91%	0.89%	0.90%	0.63%	0.65%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	(0.02)%	(0.15)%	(0.49)%	0.08%	0.05%	0.24%
Before reimbursements (a)(f)	(0.02)%	(0.15)%	(0.49)%	0.08%	0.02%	0.21%
Portfolio turnover rate (z)^	21%	15%	13%	17%	24%	23%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$12.42	$13.10	$11.47	$9.95	$9.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	0.02	0.04	0.01
Net realized and unrealized gain (loss) on investments and futures	0.55	0.53	4.26	1.53	0.22

Total from investment operations	0.57	0.55	4.28	1.57	0.23

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—	(1.20)	(2.62)	(0.01)	—

Total dividends and distributions	—	(1.23)	(2.65)	(0.05)	(0.01)

Net asset value, end of period	$12.99	$12.42	$13.10	$11.47	$9.95

Total return (b)	4.59%	4.40%	38.16%	15.82%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,069,145	$1,083,788	$1,268,161	$1,100,528	$1,066,740
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.61%	0.63%	0.64%	0.65%	0.62%
Before reimbursements (a)(f)	0.61%	0.63%	0.64%	0.65%	0.62%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.30%	0.14%	0.12%	0.33%	0.20%
Before reimbursements (a)(f)	0.30%	0.14%	0.12%	0.33%	0.21%
Portfolio turnover rate (z)^	21%	15%	13%	17%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	30.7%
Health Care	16.8
Energy	12.9
Consumer Discretionary	12.4
Information Technology	10.3
Telecommunication Services	4.5
Industrials	4.4
Utilities	2.9
Materials	2.3
Consumer Staples	2.1
Investment Companies	0.7
Cash and Other	0.0 #

100.0%

# Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,029.30	$4.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.10	4.74
Class IB
Actual	1,000.00	1,029.20	4.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.10	4.74
Class K
Actual	1,000.00	1,030.70	3.51
Hypothetical (5% average return before expenses)	1,000.00	1,021.34	3.49

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (1.3%)
Lear Corp.	225,256	$25,287,239

Automobiles (1.4%)
General Motors Co.	720,797	24,024,164
Thor Industries, Inc.	54,826	3,085,607

		27,109,771

Hotels, Restaurants & Leisure (0.0%)
Wyndham Worldwide Corp.	8,710	713,436

Household Durables (1.9%)
Newell Rubbermaid, Inc.	821,459	33,770,179
Tupperware Brands Corp.	56,290	3,632,957

		37,403,136

Media (4.0%)
Cablevision Systems Corp. – New York Group, Class A	130,130	3,115,312
Interpublic Group of Cos., Inc.	310,750	5,988,152
Scripps Networks Interactive, Inc., Class A	120,210	7,858,128
Starz, Class A*	91,052	4,071,845
Time Warner Cable, Inc.	58,440	10,412,255
Viacom, Inc., Class B	712,431	46,051,540

		77,497,232

Multiline Retail (1.5%)
Macy’s, Inc.	445,930	30,086,897

Specialty Retail (2.3%)
Gap, Inc.	392,430	14,979,053
GNC Holdings, Inc., Class A	650,120	28,917,338

		43,896,391

Total Consumer Discretionary		241,994,102

Consumer Staples (1.8%)
Food & Staples Retailing (1.5%)
CVS Health Corp.	44,062	4,621,222
Kroger Co.	324,811	23,552,046

		28,173,268

Food Products (0.3%)
Kellogg Co.	11,630	729,201
Tyson Foods, Inc., Class A	132,960	5,668,085

		6,397,286

Total Consumer Staples		34,570,554

Energy (12.9%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	66,790	4,120,943
Halliburton Co.	32,450	1,397,622
Superior Energy Services, Inc.	636,210	13,385,858

		18,904,423

Oil, Gas & Consumable Fuels (11.9%)
Apache Corp.	684,380	39,440,819
Gulfport Energy Corp.*	651,926	26,240,022

Marathon Oil Corp.	2,452,975	65,101,957
Marathon Petroleum Corp.	424,814	22,222,020
Suncor Energy, Inc.	862,327	23,731,239
Valero Energy Corp.	913,142	57,162,689

		233,898,746

Total Energy		252,803,169

Financials (30.7%)
Banks (13.7%)
Citigroup, Inc.	1,719,104	94,963,305
JPMorgan Chase & Co.	1,451,476	98,352,014
KeyCorp	793,610	11,920,022
Regions Financial Corp.	1,518,256	15,729,132
Wells Fargo & Co.	844,962	47,520,663

		268,485,136

Capital Markets (1.4%)
Ameriprise Financial, Inc.	37,560	4,692,371
KKR & Co. L.P.	217,671	4,973,782
Morgan Stanley	449,484	17,435,485
State Street Corp.	15,742	1,212,134

		28,313,772

Consumer Finance (5.8%)
Capital One Financial Corp.	596,956	52,514,219
Discover Financial Services	874,506	50,389,036
SLM Corp.*	1,032,020	10,186,037

		113,089,292

Diversified Financial Services (2.0%)
NASDAQ OMX Group, Inc.	786,371	38,382,769

Insurance (6.0%)
ACE Ltd.	36,361	3,697,186
Genworth Financial, Inc., Class A*	1,765,182	13,362,428
Hartford Financial Services Group, Inc.	593,866	24,687,010
Lincoln National Corp.	506,041	29,967,748
MetLife, Inc.	141,151	7,903,044
Prudential Financial, Inc.	206,780	18,097,386
XL Group plc	518,375	19,283,550

		116,998,352

Real Estate Investment Trusts (REITs) (1.8%)
Brixmor Property Group, Inc. (REIT)	158,530	3,666,799
Outfront Media, Inc. (REIT)	701,297	17,700,736
Starwood Property Trust, Inc. (REIT)	628,230	13,550,921

		34,918,456

Total Financials		600,187,777

Health Care (16.8%)
Health Care Equipment & Supplies (5.3%)
Baxter International, Inc.	612,950	42,863,593
Hologic, Inc.*	647,330	24,637,380
Medtronic plc	338,730	25,099,893
Zimmer Biomet Holdings, Inc.	106,446	11,627,097

		104,227,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (4.7%)
Community Health Systems, Inc.*	421,900	$26,567,043
Laboratory Corp. of America Holdings*	278,320	33,737,950
Quest Diagnostics, Inc.	418,366	30,339,902

		90,644,895

Pharmaceuticals (6.8%)
Johnson & Johnson	112,930	11,006,158
Pfizer, Inc.	2,849,726	95,551,313
Teva Pharmaceutical Industries Ltd. (ADR)	441,112	26,069,719

		132,627,190

Total Health Care		327,500,048

Industrials (4.3%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	56,938	5,805,968
Northrop Grumman Corp.	19,689	3,123,266
Raytheon Co.	222,555	21,294,062
Spirit AeroSystems Holdings, Inc., Class A*	56,550	3,116,471

		33,339,767

Airlines (0.4%)
American Airlines Group, Inc.	205,210	8,195,061

Construction & Engineering (0.8%)
AECOM*	208,800	6,907,104
Jacobs Engineering Group, Inc.*	198,990	8,082,974

		14,990,078

Professional Services (1.4%)
ManpowerGroup, Inc.	25,020	2,236,288
Nielsen N.V.	550,260	24,635,140

		26,871,428

Total Industrials		83,396,334

Information Technology (10.3%)
Communications Equipment (8.5%)
Cisco Systems, Inc.	3,036,803	83,390,610
Motorola Solutions, Inc.	61,400	3,520,676
QUALCOMM, Inc.	908,420	56,894,345
Telefonaktiebolaget LM Ericsson (ADR)	2,181,500	22,774,860

		166,580,491

Electronic Equipment, Instruments & Components (0.2%)
Avnet, Inc.	97,600	4,012,336

IT Services (0.5%)
Total System Services, Inc.	134,150	5,603,446
Western Union Co.	67,119	1,364,529
Xerox Corp.	236,526	2,516,637

		9,484,612

Semiconductors & Semiconductor Equipment (0.9%)
Teradyne, Inc.	853,896	16,471,654

Software (0.2%)
Microsoft Corp.	26,327	1,162,337
Oracle Corp.	77,694	3,131,068

		4,293,405

Total Information Technology		200,842,498

Materials (2.3%)
Chemicals (2.2%)
Akzo Nobel N.V. (ADR)	985,720	23,972,711
Celanese Corp.	36,200	2,602,056
LyondellBasell Industries N.V., Class A	163,714	16,947,673

		43,522,440

Containers & Packaging (0.1%)
Crown Holdings, Inc.*	38,320	2,027,511

Total Materials		45,549,951

Telecommunication Services (4.5%)
Diversified Telecommunication Services (2.9%)
Verizon Communications, Inc.	1,204,900	56,160,389

Wireless Telecommunication Services (1.6%)
Telephone & Data Systems, Inc.	880,652	25,891,169
U.S. Cellular Corp.*	178,465	6,722,776

		32,613,945

Total Telecommunication Services		88,774,334

Utilities (2.9%)
Electric Utilities (0.7%)
Exelon Corp.	457,620	14,378,420
FirstEnergy Corp.	5,970	194,324

		14,572,744

Gas Utilities (0.0%)
UGI Corp.	11,388	392,316

Independent Power and Renewable Electricity Producers (2.2%)
AES Corp.	2,227,110	29,531,479
Dynegy, Inc.*	426,690	12,480,682
Talen Energy Corp.*	1	12

		42,012,173

Multi-Utilities (0.0%)
PG&E Corp.	3,980	195,418

Total Utilities		57,172,651

Total Common Stocks (98.9%) (Cost $1,582,932,158)		1,932,791,418

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.3%)
Food Products (0.3%)
Tyson Foods, Inc. 4.750%	102,385	5,273,852

Total Consumer Staples		5,273,852

Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc. 6.250%	13,800	1,645,650

Total Industrials		1,645,650

Total Convertible Preferred Stock (0.4%) (Cost $6,521,755)		6,919,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	14,491,118	$14,491,118

Total Short-Term Investments (0.7%) (Cost $14,491,118)		14,491,118

Total Investments (100.0%) (Cost $1,603,945,031)		1,954,202,038
Other Assets Less Liabilities (0.0%)		734,415

Net Assets (100%)		$1,954,936,453

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$241,994,102	$—	$—	$241,994,102
Consumer Staples	34,570,554	—	—	34,570,554
Energy	252,803,169	—	—	252,803,169
Financials	600,187,777	—	—	600,187,777
Health Care	327,500,048	—	—	327,500,048
Industrials	83,396,334	—	—	83,396,334
Information Technology	200,842,498	—	—	200,842,498
Materials	45,549,951	—	—	45,549,951
Telecommunication Services	88,774,334	—	—	88,774,334
Utilities	57,172,651	—	—	57,172,651
Convertible Preferred Stocks
Consumer Staples	5,273,852	—	—	5,273,852
Industrials	1,645,650	—	—	1,645,650
Short-Term Investments	14,491,118	—	—	14,491,118

Total Assets	$1,954,202,038	$—	$—	$1,954,202,038

Total Liabilities	$—	$—	$—	$—

Total	$1,954,202,038	$—	$—	$1,954,202,038

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$503,658,336
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$526,571,337

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,487,917
Aggregate gross unrealized depreciation	(69,942,647)

Net unrealized appreciation	$328,545,270

Federal income tax cost of investments	$1,625,656,768

For the six months ended June 30, 2015, the Portfolio incurred approximately $16,343 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,603,945,031)	$1,954,202,038
Cash	3,696,436
Receivable for securities sold	15,834,241
Dividends, interest and other receivables	1,781,926
Receivable from Separate Accounts for Trust shares sold	350,738
Other assets	20,275

Total assets	1,975,885,654

LIABILITIES
Payable for securities purchased	18,724,480
Investment management fees payable	941,888
Payable to Separate Accounts for Trust shares redeemed	768,893
Distribution fees payable – Class IB	201,534
Administrative fees payable	164,856
Distribution fees payable – Class IA	32,387
Trustees’ fees payable	5,744
Accrued expenses	109,419

Total liabilities	20,949,201

NET ASSETS	$1,954,936,453

Net assets were comprised of:
Paid in capital	$2,168,267,735
Accumulated undistributed net investment income (loss)	14,006,716
Accumulated undistributed net realized gain (loss) on investments	(577,595,005)
Net unrealized appreciation (depreciation) on investments	350,257,007

Net assets	$1,954,936,453

Class IA
Net asset value, offering and redemption price per share, $155,236,873 / 7,009,891 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.15

Class IB
Net asset value, offering and redemption price per share, $963,602,054 / 43,404,771 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.20

Class K
Net asset value, offering and redemption price per share, $836,097,526 / 37,714,168 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $99,023 foreign withholding tax)	$21,298,544
Interest	9,055

Total income	21,307,599

EXPENSES
Investment management fees	5,585,367
Distribution fees – Class IB	1,193,020
Administrative fees	978,515
Distribution fees – Class IA	190,038
Printing and mailing expenses	50,304
Custodian fees	42,647
Professional fees	38,013
Recoupment fees	27,294
Trustees’ fees	22,214
Miscellaneous	13,776

Total expenses	8,141,188

NET INVESTMENT INCOME (LOSS)	13,166,411

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	138,365,276
Net change in unrealized appreciation (depreciation) on investments	(94,256,211)

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,109,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,275,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,166,411	$22,990,866
Net realized gain (loss) on investments	138,365,276	198,141,351
Net change in unrealized appreciation (depreciation) on investments	(94,256,211)	(49,281,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,275,476	171,851,155

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,535,275)
Class IB	—	(9,852,025)
Class K	—	(10,763,261)

TOTAL DIVIDENDS:	—	(22,150,561)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 556,776 and 1,595,361 shares, respectively ]	12,239,720	32,939,752
Capital shares issued in reinvestment of dividends [ 0 and 71,880 shares, respectively ]	—	1,535,275
Capital shares repurchased [ (429,442) and (619,153) shares, respectively ]	(9,481,542)	(12,846,344)

Total Class IA transactions	2,758,178	21,628,683

Class IB
Capital shares sold [ 1,372,677 and 3,432,835 shares, respectively ]	30,317,818	71,116,994
Capital shares issued in reinvestment of dividends [ 0 and 460,125 shares, respectively ]	—	9,852,025
Capital shares repurchased [ (1,821,762) and (3,735,150) shares, respectively ]	(40,214,977)	(77,696,602)

Total Class IB transactions	(9,897,159)	3,272,417

Class K
Capital shares sold [ 422,613 and 5,084,679 shares, respectively ]	9,360,847	104,935,077
Capital shares issued in reinvestment of dividends [ 0 and 504,038 shares, respectively ]	—	10,763,261
Capital shares repurchased [ (1,485,871) and (4,407,674) shares, respectively ]	(32,688,088)	(91,094,224)

Total Class K transactions	(23,327,241)	24,604,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,466,222)	49,505,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,809,254	199,205,808
NET ASSETS:
Beginning of period	1,928,127,199	1,728,921,391

End of period (a)	$1,954,936,453	$1,928,127,199

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,006,716	$840,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014		2013	2012	2011	2010
Net asset value, beginning of period	$21.52	$19.82		$14.60	$13.05	$13.65	$12.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.24	##	0.21	0.22	0.20	0.19
Net realized and unrealized gain (loss) on investments	0.49	1.69		5.30	1.56	(0.60)	1.36

Total from investment operations	0.63	1.93		5.51	1.78	(0.40)	1.55

Less distributions:
Dividends from net investment income	—	(0.23)		(0.29)	(0.23)	(0.20)	(0.20)

Net asset value, end of period	$22.15	$21.52		$19.82	$14.60	$13.05	$13.65

Total return (b)	2.93%	9.73%		37.77%	13.62%	(2.86)%	12.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,237	$148,079		$115,640	$69,955	$53,307	$503,310
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%		0.95%	0.95%	0.69%	0.70%
After waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.94%	0.94%	0.67%	0.70%
Before waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.95%	0.95%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.25%	1.16	%(aa)	1.18%	1.56%	1.41%	1.55%
After waivers and fees paid indirectly (a)(f)	1.25%	1.16	%(aa)	1.19%	1.56%	1.43%	1.56%
Before waivers and fees paid indirectly (a)(f)	1.25%	1.16	%(aa)	1.18%	1.56%	1.41%	1.55%
Portfolio turnover rate (z)^	26%	41%		50%	46%	64%	56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014		2013	2012	2011		2010
Net asset value, beginning of period	$21.57	$19.87		$14.64	$13.08	$13.69		$12.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.24	##	0.20	0.22	0.18		0.16
Net realized and unrealized gain (loss) on investments	0.49	1.69		5.32	1.57	(0.62)		1.35

Total from investment operations	0.63	1.93		5.52	1.79	(0.44)		1.51

Less distributions:
Dividends from net investment income	—	(0.23)		(0.29)	(0.23)	(0.17)		(0.16)

Net asset value, end of period	$22.20	$21.57		$19.87	$14.64	$13.08		$13.69

Total return (b)	2.92%	9.71%		37.74%	13.67%	(3.17)%		12.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$963,602	$945,860		$868,200	$1,569,255	$1,482,030		$1,533,557
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%		0.95%	0.95%	0.94%		0.95%
After waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.94%	0.94%	0.92	%(c)	0.94%
Before waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.95%	0.95%	0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.25%	1.15	%(bb)	1.17%	1.54%	1.28%		1.30%
After waivers and fees paid indirectly (a)(f)	1.25%	1.15	%(bb)	1.18%	1.55%	1.30%		1.31%
Before waivers and fees paid indirectly (a)(f)	1.25%	1.15	%(bb)	1.17%	1.54%	1.28%		1.30%
Portfolio turnover rate (z)^	26%	41%		50%	46%	64%		56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2014		2013	2012
Net asset value, beginning of period	$21.51	$19.82		$14.60	$13.05	$12.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.29	##	0.25	0.26	0.08
Net realized and unrealized gain (loss) on investments	0.50	1.68		5.31	1.56	0.93

Total from investment operations	0.66	1.97		5.56	1.82	1.01

Less distributions:
Dividends from net investment income	—	(0.28)		(0.34)	(0.27)	(0.20)

Net asset value, end of period	$22.17	$21.51		$19.82	$14.60	$13.05

Total return (b)	3.07%	9.95%		38.11%	13.91%	8.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$836,098	$834,189		$745,081	$587,464	$549,328
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.70%		0.70%	0.70%	0.69%
After waivers and fees paid indirectly (a)(f)	0.70%	0.70%		0.69%	0.69%	0.69%
Before waivers and fees paid indirectly (a)(f)	0.70%	0.70%		0.70%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.50%	1.41	%(cc)	1.43%	1.79%	1.87%
After waivers and fees paid indirectly (a)(f)	1.50%	1.41	%(cc)	1.45%	1.80%	1.87%
Before waivers and fees paid indirectly (a)(f)	1.50%	1.41	%(cc)	1.43%	1.79%	1.87%
Portfolio turnover rate (z)^	26%	41%		50%	46%	64%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21, $0.21, and $0.26 for Class IA, Class IB, and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.01% for income after waivers and reimbursements, 1.01% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.00% for income after waivers and reimbursements, 1.00% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.26% for income after waivers and reimbursements, 1.26% for income after waivers, reimbursements and fees paid indirectly, and 1.26% for income before waivers, reimbursements.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	28.3%
Health Care	15.0
Energy	12.7
Industrials	10.5
Information Technology	10.1
Consumer Discretionary	8.5
Consumer Staples	7.3
Utilities	4.2
Telecommunication Services	1.4
Materials	1.1
Investment Companies	0.5
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$990.90	$5.18
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	990.90	5.18
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	990.90	3.95
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.5%)
Automobiles (1.3%)
Ford Motor Co.	684,668	$10,276,867

Hotels, Restaurants & Leisure (2.0%)
Brinker International, Inc.	134,232	7,738,475
Las Vegas Sands Corp.	147,600	7,759,332

		15,497,807

Household Durables (0.7%)
Garmin Ltd.	121,540	5,339,252

Media (1.3%)
Thomson Reuters Corp.	255,930	9,743,255

Specialty Retail (2.6%)
Best Buy Co., Inc.	154,590	5,041,180
Foot Locker, Inc.	130,060	8,715,321
Lowe’s Cos., Inc.	88,400	5,920,148

		19,676,649

Textiles, Apparel & Luxury Goods (0.6%)
VF Corp.	60,630	4,228,336

Total Consumer Discretionary		64,762,166

Consumer Staples (7.3%)
Beverages (1.3%)
Dr. Pepper Snapple Group, Inc.	134,860	9,831,294

Food & Staples Retailing (2.1%)
Wal-Mart Stores, Inc.	114,470	8,119,357
Whole Foods Market, Inc.	198,520	7,829,629

		15,948,986

Food Products (1.3%)
Archer-Daniels-Midland Co.	213,240	10,282,433

Household Products (1.6%)
Colgate-Palmolive Co.	125,320	8,197,181
Procter & Gamble Co.	50,808	3,975,218

		12,172,399

Tobacco (1.0%)
Altria Group, Inc.	159,130	7,783,048

Total Consumer Staples		56,018,160

Energy (12.7%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.	203,190	5,372,344
U.S. Silica Holdings, Inc.	124,370	3,651,503

		9,023,847

Oil, Gas & Consumable Fuels (11.5%)
BP plc (ADR)	381,000	15,224,760
Chesapeake Energy Corp.	338,750	3,783,838
Chevron Corp.	97,220	9,378,813
CNOOC Ltd. (ADR)	53,740	7,626,781
ConocoPhillips Co.	130,085	7,988,520
Denbury Resources, Inc.	332,240	2,113,046
Exxon Mobil Corp.	264,021	21,966,547
Statoil ASA (ADR)	291,620	5,219,998
Tesoro Corp.	57,890	4,886,495
Valero Energy Corp.	161,580	10,114,908

		88,303,706

Total Energy		97,327,553

Financials (28.3%)
Banks (13.7%)
Bank of America Corp.	1,332,450	22,678,299
Citizens Financial Group, Inc.	152,050	4,152,485
JPMorgan Chase & Co.	372,508	25,241,142
KeyCorp	1,022,438	15,357,019
PNC Financial Services Group, Inc.	144,831	13,853,085
SunTrust Banks, Inc./Georgia	256,033	11,014,540
Wells Fargo & Co.	223,440	12,566,266

		104,862,836

Capital Markets (4.0%)
Bank of New York Mellon Corp.	305,130	12,806,306
Goldman Sachs Group, Inc.	86,360	18,031,104

		30,837,410

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	105,970	14,423,577

Insurance (5.7%)
Assured Guaranty Ltd.	272,650	6,540,874
Endurance Specialty Holdings Ltd.	180,252	11,842,556
Hartford Financial Services Group, Inc.	199,882	8,309,095
Prudential Financial, Inc.	195,260	17,089,155

		43,781,680

Real Estate Investment Trusts (REITs) (3.0%)
DuPont Fabros Technology, Inc. (REIT)	156,010	4,594,494
Host Hotels & Resorts, Inc. (REIT)	303,900	6,026,337
RLJ Lodging Trust (REIT)	218,060	6,493,827
Sun Communities, Inc. (REIT)	86,316	5,336,918

		22,451,576

Total Financials		216,357,079

Health Care (15.0%)
Biotechnology (1.8%)
Amgen, Inc.	91,027	13,974,465

Health Care Providers & Services (7.7%)
Aetna, Inc.	64,030	8,161,264
Anthem, Inc.	132,543	21,755,608
Cardinal Health, Inc.	139,100	11,635,715
UnitedHealth Group, Inc.	143,920	17,558,240

		59,110,827

Pharmaceuticals (5.5%)
Bristol-Myers Squibb Co.	254,700	16,947,738
Eli Lilly & Co.	106,798	8,916,565
Shire plc (ADR)	33,160	8,007,808
Teva Pharmaceutical Industries Ltd. (ADR)	137,790	8,143,389

		42,015,500

Total Health Care		115,100,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (10.5%)
Aerospace & Defense (3.5%)
Northrop Grumman Corp.	118,140	$18,740,548
Orbital ATK, Inc.	111,350	8,168,636

		26,909,184

Airlines (1.1%)
Alaska Air Group, Inc.	136,560	8,798,561

Commercial Services & Supplies (0.7%)
Waste Management, Inc.	108,130	5,011,825

Industrial Conglomerates (2.8%)
General Electric Co.	805,643	21,405,934

Machinery (1.0%)
CNH Industrial N.V.	832,000	7,720,960

Road & Rail (0.6%)
Ryder System, Inc.	49,580	4,331,805

Trading Companies & Distributors (0.3%)
TAL International Group, Inc.*	68,100	2,151,960

Transportation Infrastructure (0.5%)
Macquarie Infrastructure Corp.	47,090	3,891,047

Total Industrials		80,221,276

Information Technology (10.1%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	291,530	8,005,414

IT Services (2.0%)
Booz Allen Hamilton Holding Corp.	285,210	7,198,700
Broadridge Financial Solutions, Inc.	156,010	7,802,060

		15,000,760

Semiconductors & Semiconductor Equipment (3.2%)
Intel Corp.	572,670	17,417,758
Lam Research Corp.	85,280	6,937,528

		24,355,286

Software (2.0%)
Microsoft Corp.	348,760	15,397,754

Technology Hardware, Storage & Peripherals (1.9%)
Hewlett-Packard Co.	241,010	7,232,710
Lexmark International, Inc., Class A	159,130	7,033,546

		14,266,256

Total Information Technology		77,025,470

Materials (1.1%)
Chemicals (0.7%)
LyondellBasell Industries N.V., Class A	53,927	5,582,523

Paper & Forest Products (0.4%)
International Paper Co.	58,920	2,804,003

Total Materials		8,386,526

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	301,550	10,711,056

Total Telecommunication Services		10,711,056

Utilities (4.2%)
Electric Utilities (2.2%)
Edison International	166,680	9,264,074
PPL Corp.	269,810	7,951,301

		17,215,375

Gas Utilities (0.7%)
UGI Corp.	155,310	5,350,430

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	35,686	612,366

Multi-Utilities (1.2%)
CMS Energy Corp.	287,660	9,159,094

Total Utilities		32,337,265

Total Common Stocks (99.1%) (Cost $610,044,793)		758,247,343

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,467,346	3,467,346

Total Short-Term Investments (0.5%) (Cost $3,467,346)		3,467,346

Total Investments (99.6%) (Cost $613,512,139)		761,714,689
Other Assets Less Liabilities (0.4%)		2,821,968

Net Assets (100%)		$764,536,657

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,762,166	$—	$—	$64,762,166
Consumer Staples	56,018,160	—	—	56,018,160
Energy	97,327,553	—	—	97,327,553
Financials	216,357,079	—	—	216,357,079
Health Care	115,100,792	—	—	115,100,792
Industrials	80,221,276	—	—	80,221,276
Information Technology	77,025,470	—	—	77,025,470
Materials	8,386,526	—	—	8,386,526
Telecommunication Services	10,711,056	—	—	10,711,056
Utilities	32,337,265	—	—	32,337,265
Short-Term Investments	3,467,346	—	—	3,467,346

Total Assets	$761,714,689	$—	$—	$761,714,689

Total Liabilities	$—	$—	$—	$—

Total	$761,714,689	$—	$—	$761,714,689

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$248,845,051
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$334,591,379

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,069,555
Aggregate gross unrealized depreciation	(23,447,274)

Net unrealized appreciation	$147,622,281

Federal income tax cost of investments	$614,092,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $613,512,139)	$761,714,689
Cash	3,596,354
Due from Custodian	6,806,725
Dividends, interest and other receivables	1,160,320
Receivable from Separate Accounts for Trust shares sold	159,698
Other assets	8,774

Total assets	773,446,560

LIABILITIES
Payable for securities purchased	6,806,725
Payable to Separate Accounts for Trust shares redeemed	1,461,042
Investment management fees payable	455,369
Administrative fees payable	67,843
Distribution fees payable – Class IB	33,913
Distribution fees payable – Class IA	8,327
Trustees’ fees payable	1,431
Accrued expenses	75,253

Total liabilities	8,909,903

NET ASSETS	$764,536,657

Net assets were comprised of:
Paid in capital	$546,771,377
Accumulated undistributed net investment income (loss)	7,973,762
Accumulated undistributed net realized gain (loss) on investments	61,588,968
Net unrealized appreciation (depreciation) on investments	148,202,550

Net assets	$764,536,657

Class IA
Net asset value, offering and redemption price per share, $39,634,934 / 6,074,005 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.53

Class IB
Net asset value, offering and redemption price per share, $160,834,725 / 24,550,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.55

Class K
Net asset value, offering and redemption price per share, $564,066,998 / 86,326,786 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,772 foreign withholding tax)	$10,468,530
Interest	6,023

Total income	10,474,553

EXPENSES
Investment management fees	3,171,595
Administrative fees	426,401
Distribution fees – Class IB	205,288
Distribution fees – Class IA	50,107
Professional fees	26,731
Custodian fees	24,136
Printing and mailing expenses	22,154
Trustees’ fees	9,860
Miscellaneous	6,486

Gross expenses	3,942,758
Less: Waiver from investment manager	(304,533)

Net expenses	3,638,225

NET INVESTMENT INCOME (LOSS)	6,836,328

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	47,934,844
Net change in unrealized appreciation (depreciation) on investments	(60,942,696)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,007,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,171,524)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,836,328	$15,093,972
Net realized gain (loss) on investments	47,934,844	91,621,040
Net change in unrealized appreciation (depreciation) on investments	(60,942,696)	(34,421,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,171,524)	72,293,955

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(617,775)
Class IB	—	(2,542,874)
Class K	—	(11,848,432)

	—	(15,009,081)

Distributions from net realized capital gains
Class IA	—	(3,690,359)
Class IB	—	(15,130,576)
Class K	—	(60,744,355)

	—	(79,565,290)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(94,574,371)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 385,872 and 710,819 shares, respectively ]	2,546,238	4,904,403
Capital shares issued in reinvestment of dividends and distributions [ 0 and 650,207 shares, respectively ]	—	4,308,134
Capital shares repurchased [ (465,932) and (1,206,183) shares, respectively ]	(3,063,755)	(8,350,467)

Total Class IA transactions	(517,517)	862,070

Class IB
Capital shares sold [ 958,272 and 2,148,715 shares, respectively ]	6,340,919	14,919,904
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,656,975 shares, respectively ]	—	17,673,450
Capital shares repurchased [ (1,723,651) and (3,155,394) shares, respectively ]	(11,411,864)	(21,984,795)

Total Class IB transactions	(5,070,945)	10,608,559

Class K
Capital shares sold [ 457,398 and 10,040,388 shares, respectively ]	3,012,416	70,729,927
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,955,205 shares, respectively ]	—	72,592,787
Capital shares repurchased [ (15,538,422) and (15,237,340) shares, respectively ]	(102,721,452)	(106,040,548)

Total Class K transactions	(99,709,036)	37,282,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(105,297,498)	48,752,795

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,469,022)	26,472,379
NET ASSETS:
Beginning of period	876,005,679	849,533,300

End of period (a)	$764,536,657	$876,005,679

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,973,762	$1,137,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$6.59	$6.77	$5.86	$5.13	$5.25	$4.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.11	0.11	0.11	0.13	0.12
Net realized and unrealized gain (loss) on investments	(0.11)	0.48	1.72	0.80	(0.14)	0.62

Total from investment operations	(0.06)	0.59	1.83	0.91	(0.01)	0.74

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.11)	(0.11)	(0.13)
Distributions from net realized gains	—	(0.66)	(0.79)	(0.07)	—	—

Total dividends and distributions	—	(0.77)	(0.92)	(0.18)	(0.11)	(0.13)

Net asset value, end of period	$6.53	$6.59	$6.77	$5.86	$5.13	$5.25

Total return (b)	(0.91)%	8.79%	31.63%	17.74%	(0.07)%	16.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,635	$40,537	$40,639	$28,261	$20,706	$413,037
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	0.80%	0.80%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.05%	1.05%	0.80%	0.80%
Before waivers and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.13%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43%	1.59%	1.59%	2.00%	2.39%	2.42%
After waivers and fees paid indirectly (a)(f)	1.43%	1.59%	1.59%	2.00%	2.39%	2.42%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.52%	1.51%	1.92%	2.31%	2.34%
Portfolio turnover rate (z)^	30%	50%	58%	56%	68%	64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$6.61	$6.80	$5.88	$5.14	$5.27	$4.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.11	0.10	0.11	0.11	0.11
Net realized and unrealized gain (loss) on investments	(0.11)	0.47	1.74	0.81	(0.14)	0.62

Total from investment operations	(0.06)	0.58	1.84	0.92	(0.03)	0.73

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.11)	(0.10)	(0.12)
Distributions from net realized gains	—	(0.66)	(0.79)	(0.07)	—	—

Total dividends and distributions	—	(0.77)	(0.92)	(0.18)	(0.10)	(0.12)

Net asset value, end of period	$6.55	$6.61	$6.80	$5.88	$5.14	$5.27

Total return (b)	(0.91)%	8.59%	31.72%	17.90%	(0.51)%	15.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,835	$167,418	$160,887	$404,727	$309,284	$317,193
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43%	1.59%	1.56%	2.01%	2.09%	2.18%
After waivers and fees paid indirectly (a)(f)	1.43%	1.59%	1.56%	2.01%	2.09%	2.18%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.51%	1.49%	1.93%	2.02%	2.10%
Portfolio turnover rate (z)^	30%	50%	58%	56%	68%	64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$6.59	$6.77	$5.86	$5.13	$4.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.13	0.12	0.13	0.04
Net realized and unrealized gain (loss) on investments	(0.11)	0.48	1.73	0.80	0.39

Total from investment operations	(0.06)	0.61	1.85	0.93	0.43

Less distributions:
Dividends from net investment income	—	(0.13)	(0.15)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.66)	(0.79)	(0.07)	—

Total dividends and distributions	—	(0.79)	(0.94)	(0.20)	(0.11)

Net asset value, end of period	$6.53	$6.59	$6.77	$5.86	$5.13

Total return (b)	(0.91)%	9.06%	31.96%	18.04%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$564,067	$668,050	$648,008	$527,279	$479,728
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)(f)	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)(f)	0.87%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.68%	1.84%	1.84%	2.24%	2.23%
After waivers and fees paid indirectly (a)(f)	1.68%	1.84%	1.84%	2.24%	2.23%
Before waivers and fees paid indirectly (a)(f)	1.60%	1.76%	1.76%	2.16%	2.16%
Portfolio turnover rate (z)^	30%	50%	58%	56%	68%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	20.4%
Health Care	14.8
Financials	14.7
Consumer Discretionary	13.8
Industrials	10.7
Consumer Staples	9.0
Energy	7.6
Materials	3.4
Utilities	2.8
Telecommunication Services	2.2
Investment Companies	0.4
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,028.70	$4.58
Hypothetical (5% average return before expenses)	1,000.00	1,020.28	4.56
Class IB
Actual	1,000.00	1,028.20	4.58
Hypothetical (5% average return before expenses)	1,000.00	1,020.28	4.56

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.91% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.6%)
Autoliv, Inc.	652	$76,121
BorgWarner, Inc.	1,857	105,552
Delphi Automotive plc	2,309	196,473
Gentex Corp.	2,105	34,564
Johnson Controls, Inc.	4,953	245,322
Lear Corp.	640	71,846
Tenneco, Inc.*	400	22,976
Visteon Corp.*	363	38,108

		790,962

Automobiles (0.6%)
Ford Motor Co.	32,881	493,544
Harley-Davidson, Inc.	1,599	90,104
Tesla Motors, Inc.*	787	211,120

		794,768

Distributors (0.1%)
Genuine Parts Co.	1,144	102,422
LKQ Corp.*	2,184	66,055

		168,477

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	50	53,752
Houghton Mifflin Harcourt Co.*	1,194	30,089
ServiceMaster Global Holdings, Inc.*	752	27,200
Sotheby’s, Inc.	534	24,158

		135,199

Hotels, Restaurants & Leisure (1.3%)
Aramark	1,051	32,550
Chipotle Mexican Grill, Inc.*	198	119,788
Domino’s Pizza, Inc.	275	31,185
Dunkin’ Brands Group, Inc.	703	38,665
Hilton Worldwide Holdings, Inc.*	8,640	238,032
Hyatt Hotels Corp., Class A*	951	53,912
Marriott International, Inc., Class A	1,685	125,347
Norwegian Cruise Line Holdings Ltd.*	1,461	81,874
Panera Bread Co., Class A*	172	30,060
Royal Caribbean Cruises Ltd.	1,298	102,140
Starbucks Corp.	11,536	618,503
Starwood Hotels & Resorts Worldwide, Inc.	1,404	113,850
Vail Resorts, Inc.	295	32,214
Wendy’s Co.	3,174	35,803
Wyndham Worldwide Corp.	906	74,211

		1,728,134

Household Durables (0.4%)
Garmin Ltd.	1,129	49,597
GoPro, Inc., Class A*	1,099	57,939
Jarden Corp.*	1,501	77,677
Leggett & Platt, Inc.	1,017	49,508
Mohawk Industries, Inc.*	525	100,222
Newell Rubbermaid, Inc.	1,989	81,768
PulteGroup, Inc.	2,460	49,569
Tempur Sealy International, Inc.*	315	20,758

Tupperware Brands Corp.	333	21,492
Whirlpool Corp.	634	109,714

		618,244

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	3,115	1,352,190
Expedia, Inc.	729	79,716
Groupon, Inc.*	3,521	17,711
HomeAway, Inc.*	629	19,574
HSN, Inc.	284	19,934
Netflix, Inc.*	441	289,711
Priceline Group, Inc.*	434	499,695
TripAdvisor, Inc.*	827	72,065

		2,350,596

Leisure Products (0.2%)
Brunswick Corp.	660	33,568
Hasbro, Inc.	721	53,923
Mattel, Inc.	2,787	71,598
Polaris Industries, Inc.	479	70,945

		230,034

Media (4.9%)
AMC Networks, Inc., Class A*	491	40,188
Cablevision Systems Corp. – New York Group, Class A	2,050	49,077
CBS Corp. (Non-Voting), Class B	3,816	211,788
Charter Communications, Inc., Class A*	667	114,224
Cinemark Holdings, Inc.	784	31,493
Clear Channel Outdoor Holdings, Inc., Class A	1,916	19,409
Comcast Corp., Class A	19,201	1,154,748
DIRECTV*	3,931	364,758
DISH Network Corp., Class A*	3,807	257,772
Gannett Co., Inc.*	916	12,808
Interpublic Group of Cos., Inc.	3,367	64,882
John Wiley & Sons, Inc., Class A	331	17,997
Liberty Broadband Corp.*	802	40,878
Liberty Global plc*	6,559	354,645
Liberty Media Corp.*	2,962	106,751
Lions Gate Entertainment Corp.	1,137	42,126
Live Nation Entertainment, Inc.*	1,293	35,545
Madison Square Garden Co., Class A*	548	45,753
Morningstar, Inc.	136	10,819
Omnicom Group, Inc.	2,015	140,022
Regal Entertainment Group, Class A	843	17,627
Scripps Networks Interactive, Inc., Class A	967	63,213
Sinclair Broadcast Group, Inc., Class A	531	14,820
Sirius XM Holdings, Inc.*	20,065	74,842
Starz, Class A*	821	36,715
TEGNA, Inc.	1,831	58,720
Thomson Reuters Corp.	2,747	104,578
Time Warner Cable, Inc.	2,359	420,303
Time Warner, Inc.	6,842	598,059
Twenty-First Century Fox, Inc., Class A	13,799	449,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Viacom, Inc., Class B	3,248	$209,951
Walt Disney Co.	13,674	1,560,750

		6,724,349

Multiline Retail (0.9%)
Burlington Stores, Inc.*	543	27,802
Dillard’s, Inc., Class A	332	34,923
Dollar General Corp.	2,302	178,957
Dollar Tree, Inc.*	1,679	132,624
Family Dollar Stores, Inc.	932	73,451
J.C. Penney Co., Inc.*	2,327	19,710
Kohl’s Corp.	1,518	95,042
Macy’s, Inc.	2,800	188,916
Nordstrom, Inc.	1,194	88,953
Sears Holdings Corp.*	459	12,255
Target Corp.	5,174	422,354

		1,274,987

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	558	88,884
American Eagle Outfitters, Inc.	1,410	24,280
AutoNation, Inc.*	681	42,889
Bed Bath & Beyond, Inc.*	1,332	91,881
Best Buy Co., Inc.	1,969	64,209
CarMax, Inc.*	1,600	105,936
CST Brands, Inc.	597	23,319
DSW, Inc., Class A	691	23,059
Foot Locker, Inc.	1,061	71,098
Gap, Inc.	2,413	92,104
Home Depot, Inc.	9,787	1,087,629
Office Depot, Inc.*	4,158	36,008
O’Reilly Automotive, Inc.*	806	182,140
Penske Automotive Group, Inc.	377	19,645
Ross Stores, Inc.	3,021	146,851
Sally Beauty Holdings, Inc.*	1,036	32,717
Staples, Inc.	4,845	74,177
Tiffany & Co.	836	76,745
TJX Cos., Inc.	5,117	338,592
Williams-Sonoma, Inc.	573	47,141

		2,669,304

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	405	43,052
Coach, Inc.	2,237	77,423
Columbia Sportswear Co.	274	16,566
Fossil Group, Inc.*	302	20,947
Hanesbrands, Inc.	3,073	102,392
Kate Spade & Co.*	749	16,133
lululemon athletica, Inc.*	595	38,854
Michael Kors Holdings Ltd.*	1,649	69,406
NIKE, Inc., Class B	6,568	709,475
PVH Corp.	611	70,387
Skechers USA, Inc., Class A*	312	34,254
Under Armour, Inc., Class A*	1,610	134,338
VF Corp.	2,778	193,738
Wolverine World Wide, Inc.	774	22,044

		1,549,009

Total Consumer Discretionary		19,034,063

Consumer Staples (9.0%)
Beverages (2.2%)
Coca-Cola Co.	38,607	1,514,553
Coca-Cola Enterprises, Inc.	1,949	84,664
Dr. Pepper Snapple Group, Inc.	1,834	133,699
PepsiCo, Inc.	14,471	1,350,723

		3,083,639

Food & Staples Retailing (2.0%)
CVS Health Corp.	10,956	1,149,065
Kroger Co.	4,549	329,848
PriceSmart, Inc.	192	17,518
Rite Aid Corp.*	9,508	79,392
Sprouts Farmers Market, Inc.*	1,388	37,448
Sysco Corp.	5,858	211,474
United Natural Foods, Inc.*	449	28,592
Walgreens Boots Alliance, Inc.	8,972	757,596
Whole Foods Market, Inc.	3,534	139,381

		2,750,314

Food Products (2.1%)
Campbell Soup Co.	1,960	93,394
ConAgra Foods, Inc.	3,717	162,507
Flowers Foods, Inc.	2,051	43,379
General Mills, Inc.	5,851	326,018
Hain Celestial Group, Inc.*	927	61,052
Hershey Co.	2,365	210,083
Hormel Foods Corp.	1,396	78,692
J.M. Smucker Co.	975	105,700
Kellogg Co.	2,620	164,274
Keurig Green Mountain, Inc.	1,029	78,852
Kraft Foods Group, Inc.	5,790	492,961
McCormick & Co., Inc. (Non-Voting)	1,031	83,459
Mead Johnson Nutrition Co.	1,818	164,020
Mondelez International, Inc., Class A	15,950	656,183
Pilgrim’s Pride Corp.	652	14,976
Pinnacle Foods, Inc.	994	45,267
TreeHouse Foods, Inc.*	371	30,062
WhiteWave Foods Co.*	1,620	79,186

		2,890,065

Household Products (2.4%)
Church & Dwight Co., Inc.	1,183	95,977
Clorox Co.	1,169	121,599
Colgate-Palmolive Co.	8,872	580,317
Kimberly-Clark Corp.	3,566	377,889
Procter & Gamble Co.	26,857	2,101,292

		3,277,074

Personal Products (0.3%)
Avon Products, Inc.	3,645	22,818
Coty, Inc., Class A*	2,270	72,572
Estee Lauder Cos., Inc., Class A	3,294	285,458
Nu Skin Enterprises, Inc., Class A	478	22,528

		403,376

Total Consumer Staples		12,404,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (7.6%)
Energy Equipment & Services (5.0%)
Baker Hughes, Inc.	33,476	$2,065,469
Cameron International Corp.*	13,551	709,666
Core Laboratories N.V.	2,698	307,680
Dresser-Rand Group, Inc.*	5,435	462,953
Ensco plc, Class A	17,493	389,569
FMC Technologies, Inc.*	12,294	510,078
National Oilwell Varco, Inc.	29,160	1,407,845
Oceaneering International, Inc.	5,929	276,232
RPC, Inc.	5,708	78,942
Weatherford International plc*	56,204	689,623

		6,898,057

Oil, Gas & Consumable Fuels (2.6%)
Cheniere Energy, Inc.*	16,917	1,171,671
ONEOK, Inc.	14,496	572,302
Spectra Energy Corp.	51,206	1,669,316
Teekay Corp.	3,796	162,545

		3,575,834

Total Energy		10,473,891

Financials (14.7%)
Banks (6.1%)
Associated Banc-Corp	1,034	20,959
Bank of America Corp.	99,170	1,687,873
Bank of Hawaii Corp.	350	23,338
Bank of the Ozarks, Inc.	687	31,430
BankUnited, Inc.	960	34,493
BB&T Corp.	6,788	273,624
BOK Financial Corp.	148	10,298
CIT Group, Inc.	1,387	64,482
Citigroup, Inc.	28,574	1,578,428
City National Corp./California	352	31,817
Comerica, Inc.	1,494	76,672
Commerce Bancshares, Inc./Missouri	763	35,686
Cullen/Frost Bankers, Inc.	535	42,040
East West Bancorp, Inc.	1,248	55,935
First Horizon National Corp.	2,016	31,591
First Niagara Financial Group, Inc.	2,838	26,791
First Republic Bank/California	1,209	76,203
Huntington Bancshares, Inc./Ohio	6,794	76,840
Investors Bancorp, Inc.	927	11,402
JPMorgan Chase & Co.	35,026	2,373,362
KeyCorp	7,737	116,210
M&T Bank Corp.	1,130	141,171
PacWest Bancorp	881	41,196
People’s United Financial, Inc.	2,651	42,973
PNC Financial Services Group, Inc.	4,816	460,650
Popular, Inc.*	887	25,599
Regions Financial Corp.	12,156	125,936
Signature Bank/New York*	435	63,680
SVB Financial Group*	441	63,495
Synovus Financial Corp.	1,164	35,875
TCF Financial Corp.	1,245	20,679
U.S. Bancorp/Minnesota	15,808	686,067
Umpqua Holdings Corp.	1,766	31,770
Zions Bancorp	1,731	54,933

		8,473,498

Capital Markets (2.6%)
Ameriprise Financial, Inc.	1,587	198,264
Artisan Partners Asset Management, Inc., Class A	563	26,157
Bank of New York Mellon Corp.	10,502	440,769
BlackRock, Inc.	1,182	408,948
Charles Schwab Corp.	11,512	375,867
E*TRADE Financial Corp.*	2,421	72,509
Eaton Vance Corp.	1,023	40,030
Franklin Resources, Inc.	3,965	194,404
Interactive Brokers Group, Inc., Class A	3,277	136,192
Invesco Ltd.	3,814	142,987
Legg Mason, Inc.	972	50,087
LPL Financial Holdings, Inc.	686	31,892
Morgan Stanley	15,296	593,332
Northern Trust Corp.	2,304	176,164
NorthStar Asset Management Group, Inc.	1,799	33,263
Raymond James Financial, Inc.	1,122	66,849
SEI Investments Co.	1,047	51,334
State Street Corp.	3,892	299,684
T. Rowe Price Group, Inc.	2,424	188,418

		3,527,150

Consumer Finance (1.2%)
American Express Co.	7,468	580,413
Capital One Financial Corp.	4,788	421,200
Credit Acceptance Corp.*	104	25,603
Discover Financial Services	4,142	238,662
Navient Corp.	2,815	51,261
SLM Corp.*	2,641	26,067
Springleaf Holdings, Inc.*	1,111	51,006
Synchrony Financial*	8,211	270,388

		1,664,600

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	724	41,427
CME Group, Inc./Illinois	2,839	264,197
Leucadia National Corp.	3,186	77,356
Moody’s Corp.	1,592	171,872
MSCI, Inc.	884	54,410
NASDAQ OMX Group, Inc.	1,098	53,594
Voya Financial, Inc.	2,133	99,121

		761,977

Insurance (3.9%)
ACE Ltd.	2,829	287,653
Aflac, Inc.	3,775	234,805
Allied World Assurance Co. Holdings AG	754	32,588
Allstate Corp.	3,901	253,058
American Financial Group, Inc./Ohio	686	44,617
American International Group, Inc.	12,577	777,510
American National Insurance Co.	189	19,338
Aon plc	2,489	248,104
Arch Capital Group Ltd.*	746	49,952
Arthur J. Gallagher & Co.	1,356	64,139
Aspen Insurance Holdings Ltd.	489	23,423
Assurant, Inc.	555	37,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Assured Guaranty Ltd.	1,394	$33,442
Axis Capital Holdings Ltd.	827	44,137
Brown & Brown, Inc.	1,093	35,916
Chubb Corp.	2,003	190,565
Cincinnati Financial Corp.	1,218	61,119
Erie Indemnity Co., Class A	190	15,593
Genworth Financial, Inc., Class A*	4,240	32,097
Hanover Insurance Group, Inc.	374	27,687
Hartford Financial Services Group, Inc.	3,825	159,005
HCC Insurance Holdings, Inc.	762	58,552
Lincoln National Corp.	2,308	136,680
Loews Corp.	3,447	132,744
Markel Corp.*	122	97,683
Marsh & McLennan Cos., Inc.	4,978	282,253
Mercury General Corp.	209	11,631
MetLife, Inc.	9,281	519,643
Old Republic International Corp.	1,928	30,135
PartnerReinsurance Ltd.	433	55,640
Principal Financial Group, Inc.	2,352	120,634
Progressive Corp.	5,391	150,032
Prudential Financial, Inc.	4,245	371,522
RenaissanceReinsurance Holdings Ltd.	361	36,645
Torchmark Corp.	1,145	66,662
Travelers Cos., Inc.	2,998	289,787
Unum Group	1,920	68,640
W. R. Berkley Corp.	735	38,169
White Mountains Insurance Group Ltd.	59	38,641
Willis Group Holdings plc	1,684	78,980
XL Group plc	2,589	96,311

		5,352,917

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,923	108,151
Forest City Enterprises, Inc., Class A*	2,227	49,217
Howard Hughes Corp.*	367	52,679
Jones Lang LaSalle, Inc.	386	66,006
Realogy Holdings Corp.*	1,263	59,007

		335,060

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	4,446	43,927
MGIC Investment Corp.*	2,930	33,343
New York Community Bancorp, Inc.	3,797	69,789
TFS Financial Corp.	658	11,068

		158,127

Total Financials		20,273,329

Health Care (14.8%)
Biotechnology (3.8%)
Agios Pharmaceuticals, Inc.*	150	16,671
Alexion Pharmaceuticals, Inc.*	1,318	238,255
Alnylam Pharmaceuticals, Inc.*	587	70,364
Amgen, Inc.	5,809	891,798
Biogen, Inc.*	1,699	686,294
BioMarin Pharmaceutical, Inc.*	1,047	143,209

Celgene Corp.*	7,014	811,765
Cepheid, Inc.*	408	24,949
Gilead Sciences, Inc.	11,421	1,337,171
Incyte Corp.*	1,441	150,167
Intercept Pharmaceuticals, Inc.*	135	32,586
Intrexon Corp.*	424	20,691
Isis Pharmaceuticals, Inc.*	765	44,026
Medivation, Inc.*	597	68,177
Puma Biotechnology, Inc.*	209	24,401
Receptos, Inc.*	237	45,042
Regeneron Pharmaceuticals, Inc.*	625	318,831
Seattle Genetics, Inc.*	754	36,493
Vertex Pharmaceuticals, Inc.*	1,781	219,918

		5,180,808

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	13,115	643,684
Align Technology, Inc.*	596	37,375
Baxter International, Inc.	4,829	337,692
Becton, Dickinson and Co.	1,852	262,336
Boston Scientific Corp.*	9,866	174,628
Cooper Cos., Inc.	362	64,425
DENTSPLY International, Inc.	1,209	62,324
DexCom, Inc.*	663	53,027
Edwards Lifesciences Corp.*	841	119,784
Hill-Rom Holdings, Inc.	403	21,895
Hologic, Inc.*	1,723	65,577
IDEXX Laboratories, Inc.*	691	44,321
ResMed, Inc.	1,066	60,090
Sirona Dental Systems, Inc.*	458	45,992
St. Jude Medical, Inc.	2,192	160,170
STERIS Corp.	404	26,034
Teleflex, Inc.	320	43,344
Varian Medical Systems, Inc.*	859	72,440
West Pharmaceutical Services, Inc.	527	30,608

		2,325,746

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	481	37,677
AmerisourceBergen Corp.	1,814	192,901
Brookdale Senior Living, Inc.*	1,529	53,056
Cardinal Health, Inc.	2,908	243,254
Centene Corp.*	897	72,119
Cigna Corp.	2,293	371,466
Community Health Systems, Inc.*	860	54,154
Envision Healthcare Holdings, Inc.*	1,611	63,602
HCA Holdings, Inc.*	3,062	277,785
Health Net, Inc.*	628	40,267
HealthSouth Corp.	704	32,426
Henry Schein, Inc.*	620	88,114
Humana, Inc.	1,124	214,999
Laboratory Corp. of America Holdings*	878	106,431
LifePoint Health, Inc.*	362	31,476
McKesson Corp.	1,936	435,232
MEDNAX, Inc.*	759	56,250
Molina Healthcare, Inc.*	353	24,816
Omnicare, Inc.	793	74,740
Patterson Cos., Inc.	765	37,217
Premier, Inc., Class A*	1,095	42,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Quest Diagnostics, Inc.	1,150	$83,398
Team Health Holdings, Inc.*	513	33,514
Tenet Healthcare Corp.*	807	46,709
VCA, Inc.*	674	36,669
WellCare Health Plans, Inc.*	356	30,200

		2,780,586

Health Care Technology (0.2%)
athenahealth, Inc.*	182	20,854
Cerner Corp.*	2,356	162,705
Inovalon Holdings, Inc., Class A*	1,253	34,959
Veeva Systems, Inc., Class A*	1,174	32,907

		251,425

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	2,798	107,947
Bio-Rad Laboratories, Inc., Class A*	201	30,273
Bio-Techne Corp.	281	27,670
Bruker Corp.*	950	19,389
Illumina, Inc.*	1,154	251,987
Mettler-Toledo International, Inc.*	203	69,316
PAREXEL International Corp.*	424	27,267
PerkinElmer, Inc.	847	44,586
Quintiles Transnational Holdings, Inc.*	614	44,583
Thermo Fisher Scientific, Inc.	3,538	459,091
VWR Corp.*	267	7,137
Waters Corp.*	723	92,819

		1,182,065

Pharmaceuticals (6.3%)
AbbVie, Inc.	14,342	963,639
Bristol-Myers Squibb Co.	14,744	981,066
Catalent, Inc.*	1,109	32,527
Eli Lilly & Co.	8,668	723,691
Johnson & Johnson	24,565	2,394,105
Merck & Co., Inc.	23,541	1,340,189
Perrigo Co. plc	1,172	216,621
Pfizer, Inc.	54,447	1,825,608
Zoetis, Inc.	4,459	215,013

		8,692,459

Total Health Care		20,413,089

Industrials (10.7%)
Aerospace & Defense (0.5%)
B/E Aerospace, Inc.	1,043	57,261
Hexcel Corp.	1,009	50,188
Precision Castparts Corp.	1,289	257,632
Rockwell Collins, Inc.	1,227	113,314
Spirit AeroSystems Holdings, Inc., Class A*	1,476	81,342
TransDigm Group, Inc.*	484	108,740
Triumph Group, Inc.	457	30,157

		698,634

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	1,431	89,280
Expeditors International of Washington, Inc.	1,739	80,177

United Parcel Service, Inc., Class B	9,608	931,111

		1,100,568

Airlines (0.8%)
Alaska Air Group, Inc.	1,157	74,545
American Airlines Group, Inc.	6,991	279,186
Delta Air Lines, Inc.	8,467	347,824
JetBlue Airways Corp.*	2,421	50,260
Southwest Airlines Co.	5,711	188,977
Spirit Airlines, Inc.*	676	41,980
United Continental Holdings, Inc.*	3,010	159,560

		1,142,332

Building Products (0.2%)
Allegion plc	991	59,599
Armstrong World Industries, Inc.*	540	28,771
Lennox International, Inc.	411	44,261
Masco Corp.	3,224	85,984
Owens Corning, Inc.	941	38,816
USG Corp.*	1,018	28,290

		285,721

Commercial Services & Supplies (0.5%)
ADT Corp.	1,768	59,352
Cintas Corp.	982	83,067
Clean Harbors, Inc.*	444	23,861
Covanta Holding Corp.	1,281	27,144
KAR Auction Services, Inc.	1,351	50,528
Pitney Bowes, Inc.	1,912	39,789
R.R. Donnelley & Sons Co.	1,575	27,452
Tyco International plc	4,508	173,468
Waste Connections, Inc.	1,236	58,240
Waste Management, Inc.	4,389	203,430

		746,331

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,014	50,741
Quanta Services, Inc.*	2,103	60,608

		111,349

Electrical Equipment (0.9%)
Acuity Brands, Inc.	396	71,272
AMETEK, Inc.	2,363	129,445
Eaton Corp. plc	5,010	338,125
Emerson Electric Co.	7,077	392,278
EnerSys, Inc.	359	25,234
Generac Holdings, Inc.*	601	23,890
Hubbell, Inc., Class B	479	51,866
Regal Beloit Corp.	411	29,835
Rockwell Automation, Inc.	1,316	164,026
SolarCity Corp.*	750	40,163

		1,266,134

Industrial Conglomerates (3.3%)
3M Co.	6,685	1,031,495
Carlisle Cos., Inc.	509	50,961
Danaher Corp.	6,501	556,421
General Electric Co.	107,122	2,846,232

		4,485,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (2.1%)
AGCO Corp.	548	$31,115
Allison Transmission Holdings, Inc.	1,889	55,272
Colfax Corp.*	1,123	51,826
Crane Co.	524	30,775
Cummins, Inc.	1,662	218,038
Deere & Co.	2,987	289,888
Dover Corp.	1,702	119,446
Flowserve Corp.	1,385	72,934
Graco, Inc.	572	40,629
IDEX Corp.	767	60,271
Illinois Tool Works, Inc.	3,264	299,603
Ingersoll-Rand plc	2,826	190,529
ITT Corp.	771	32,259
Joy Global, Inc.	857	31,023
Kennametal, Inc.	634	21,632
Middleby Corp.*	600	67,338
Nordson Corp.	503	39,179
Oshkosh Corp.	653	27,674
PACCAR, Inc.	3,311	211,275
Pall Corp.	1,099	136,771
Parker-Hannifin Corp.	1,323	153,905
Pentair plc	1,739	119,556
Snap-on, Inc.	602	95,869
SPX Corp.	378	27,363
Stanley Black & Decker, Inc.	1,507	158,597
Terex Corp.	1,012	23,529
Timken Co.	871	31,852
Valmont Industries, Inc.	202	24,012
WABCO Holdings, Inc.*	570	70,520
Wabtec Corp.	963	90,753
Woodward, Inc.	579	31,839
Xylem, Inc.	1,714	63,538

		2,918,810

Professional Services (0.5%)
Dun & Bradstreet Corp.	306	37,332
Equifax, Inc.	1,214	117,867
IHS, Inc., Class A*	631	81,166
ManpowerGroup, Inc.	753	67,303
Nielsen N.V.	2,807	125,669
Robert Half International, Inc.	1,410	78,255
Towers Watson & Co., Class A	613	77,116
Verisk Analytics, Inc., Class A*	1,524	110,886

		695,594

Road & Rail (0.6%)
AMERCO	65	21,249
Avis Budget Group, Inc.*	1,137	50,119
Genesee & Wyoming, Inc., Class A*	541	41,213
Hertz Global Holdings, Inc.*	4,959	89,857
J.B. Hunt Transport Services, Inc.	822	67,478
Kansas City Southern	1,085	98,952
Landstar System, Inc.	394	26,347
Norfolk Southern Corp.	3,224	281,649
Old Dominion Freight Line, Inc.*	716	49,121
Ryder System, Inc.	511	44,646

		770,631

Trading Companies & Distributors (0.4%)
Air Lease Corp.	810	27,459
Fastenal Co.	2,787	117,556
HD Supply Holdings, Inc.*	1,816	63,887
MSC Industrial Direct Co., Inc., Class A	602	42,002
United Rentals, Inc.*	1,004	87,970
W.W. Grainger, Inc.	645	152,639
WESCO International, Inc.*	428	29,378

		520,891

Total Industrials		14,742,104

Information Technology (20.4%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	214	17,492
ARRIS Group, Inc.*	759	23,225
Brocade Communications Systems, Inc.	2,861	33,989
Cisco Systems, Inc.	35,464	973,841
CommScope Holding Co., Inc.*	794	24,225
F5 Networks, Inc.*	483	58,129
Harris Corp.	820	63,066
JDS Uniphase Corp.*	1,319	15,274
Juniper Networks, Inc.	2,708	70,327
Motorola Solutions, Inc.	1,381	79,187
QUALCOMM, Inc.	11,266	705,590
ViaSat, Inc.*	265	15,969

		2,080,314

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	1,633	94,665
Arrow Electronics, Inc.*	521	29,072
Avnet, Inc.	794	32,641
Belden, Inc.	268	21,770
Corning, Inc.	8,789	173,407
FEI Co.	242	20,069
Flextronics International Ltd.*	3,221	36,430
FLIR Systems, Inc.	759	23,392
Ingram Micro, Inc., Class A*	872	21,826
Keysight Technologies, Inc.*	1,017	31,720
TE Connectivity Ltd.	2,840	182,612
Trimble Navigation Ltd.*	1,420	33,313
Zebra Technologies Corp., Class A*	273	30,317

		731,234

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	1,141	79,665
CoStar Group, Inc.*	211	42,466
eBay, Inc.*	8,112	488,667
Facebook, Inc., Class A*	18,347	1,573,530
Google, Inc., Class A*	4,362	2,355,654
IAC/InterActiveCorp	567	45,167
LendingClub Corp.*	1,497	22,081
LinkedIn Corp., Class A*	813	167,990
Pandora Media, Inc.*	1,442	22,409
Rackspace Hosting, Inc.*	742	27,595
Twitter, Inc.*	4,224	152,993
VeriSign, Inc.*	574	35,427
Yahoo!, Inc.*	6,367	250,159
Yelp, Inc.*	461	19,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Zillow Group, Inc., Class A*	332	$28,798

		5,312,438

IT Services (3.7%)
Accenture plc, Class A	4,304	416,541
Alliance Data Systems Corp.*	383	111,813
Amdocs Ltd.	1,047	57,156
Automatic Data Processing, Inc.	3,232	259,303
Booz Allen Hamilton Holding Corp.	765	19,309
Broadridge Financial Solutions, Inc.	752	37,608
Cognizant Technology Solutions Corp., Class A*	4,270	260,854
Computer Sciences Corp.	866	56,844
CoreLogic, Inc.*	588	23,338
DST Systems, Inc.	229	28,849
EPAM Systems, Inc.*	305	21,725
Fidelity National Information Services, Inc.	1,745	107,841
Fiserv, Inc.*	1,542	127,724
FleetCor Technologies, Inc.*	587	91,607
Gartner, Inc.*	528	45,292
Genpact Ltd.*	1,177	25,105
Global Payments, Inc.	391	40,449
IGATE Corp.*	206	9,824
International Business Machines Corp.	6,292	1,023,457
Jack Henry & Associates, Inc.	477	30,862
Leidos Holdings, Inc.	511	20,629
MasterCard, Inc., Class A	7,687	718,581
MAXIMUS, Inc.	377	24,780
Paychex, Inc.	2,391	112,090
Syntel, Inc.*	264	12,535
Teradata Corp.*	968	35,816
Total System Services, Inc.	1,103	46,072
Vantiv, Inc., Class A*	1,295	49,456
VeriFone Systems, Inc.*	538	18,271
Visa, Inc., Class A	16,058	1,078,295
Western Union Co.	2,683	54,545
WEX, Inc.*	241	27,467
Xerox Corp.	7,133	75,895

		5,069,933

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	2,022	103,526
Analog Devices, Inc.	1,949	125,097
Applied Materials, Inc.	7,488	143,919
Atmel Corp.	2,694	26,549
Broadcom Corp., Class A	3,808	196,074
Cree, Inc.*	455	11,844
First Solar, Inc.*	439	20,624
Freescale Semiconductor Ltd.*	528	21,104
Integrated Device Technology, Inc.*	964	20,919
Intel Corp.	32,904	1,000,775
KLA-Tencor Corp.	647	36,368
Lam Research Corp.	953	77,527
Linear Technology Corp.	1,486	65,726
Marvell Technology Group Ltd.	2,592	34,175
Maxim Integrated Products, Inc.	1,845	63,791
Microchip Technology, Inc.	1,368	64,877

Micron Technology, Inc.*	7,459	140,528
NVIDIA Corp.	2,855	57,414
ON Semiconductor Corp.*	2,982	34,860
Skyworks Solutions, Inc.	1,213	126,273
SunEdison, Inc.*	2,030	60,717
SunPower Corp.*	406	11,534
Texas Instruments, Inc.	5,452	280,833
Xilinx, Inc.	1,766	77,987

		2,803,041

Software (4.4%)
Activision Blizzard, Inc.	3,394	82,169
Adobe Systems, Inc.*	2,984	241,734
ANSYS, Inc.*	529	48,266
Aspen Technology, Inc.*	422	19,222
Autodesk, Inc.*	1,544	77,316
CA, Inc.	2,273	66,576
Cadence Design Systems, Inc.*	1,779	34,975
CDK Global, Inc.	1,030	55,599
Check Point Software Technologies Ltd.*	1,014	80,664
Citrix Systems, Inc.*	1,020	71,563
Electronic Arts, Inc.*	2,081	138,387
FactSet Research Systems, Inc.	228	37,052
FireEye, Inc.*	1,010	49,399
Fortinet, Inc.*	993	41,041
Guidewire Software, Inc.*	420	22,231
Informatica Corp.*	664	32,184
Intuit, Inc.	1,769	178,262
Manhattan Associates, Inc.*	376	22,428
Microsoft Corp.	56,780	2,506,837
NetSuite, Inc.*	334	30,645
Nuance Communications, Inc.*	2,292	40,133
Oracle Corp.	24,000	967,200
PTC, Inc.*	722	29,616
Qlik Technologies, Inc.*	549	19,193
Red Hat, Inc.*	1,125	85,421
Salesforce.com, Inc.*	3,851	268,145
ServiceNow, Inc.*	1,004	74,607
SolarWinds, Inc.*	431	19,882
Solera Holdings, Inc.	365	16,264
Splunk, Inc.*	763	53,120
SS&C Technologies Holdings, Inc.	396	24,750
Symantec Corp.	4,741	110,228
Synopsys, Inc.*	975	49,384
Tableau Software, Inc., Class A*	495	57,074
Tyler Technologies, Inc.*	196	25,358
Ultimate Software Group, Inc.*	184	30,239
Verint Systems, Inc.*	397	24,116
VMware, Inc., Class A*	1,874	160,677
Workday, Inc., Class A*	1,238	94,571

		5,986,528

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	39,827	4,995,301
EMC Corp.	13,498	356,212
Hewlett-Packard Co.	12,607	378,336
NCR Corp.*	1,120	33,712
SanDisk Corp.	1,438	83,720
Seagate Technology plc	1,923	91,343
Western Digital Corp.	1,606	125,943

		6,064,567

Total Information Technology		28,048,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (3.4%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	2,069	$283,101
Albemarle Corp.	1,038	57,370
Axalta Coating Systems Ltd.*	651	21,535
Cabot Corp.	567	21,144
Celanese Corp.	1,383	99,410
Cytec Industries, Inc.	625	37,831
E.I. du Pont de Nemours & Co.	9,385	600,171
Eastman Chemical Co.	1,412	115,530
Ecolab, Inc.	2,773	313,543
International Flavors & Fragrances, Inc.	756	82,623
LyondellBasell Industries N.V., Class A	3,968	410,767
Mosaic Co.	3,533	165,521
NewMarket Corp.	90	39,950
Platform Specialty Products Corp.*	1,925	49,242
PPG Industries, Inc.	2,807	322,019
Praxair, Inc.	2,799	334,621
Sensient Technologies Corp.	410	28,019
Sherwin-Williams Co.	807	221,941
Sigma-Aldrich Corp.	1,051	146,457
Valspar Corp.	716	58,583
W.R. Grace & Co.*	739	74,122

		3,483,500

Containers & Packaging (0.6%)
AptarGroup, Inc.	465	29,653
Avery Dennison Corp.	829	50,519
Ball Corp.	1,291	90,564
Bemis Co., Inc.	919	41,364
Berry Plastics Group, Inc.*	1,111	35,996
Crown Holdings, Inc.*	1,360	71,958
Graphic Packaging Holding Co.	3,121	43,475
MeadWestvaco Corp.	1,368	64,556
Owens-Illinois, Inc.*	1,630	37,392
Packaging Corp. of America	926	57,866
Rock-Tenn Co., Class A	1,129	67,966
Sealed Air Corp.	2,099	107,847
Silgan Holdings, Inc.	338	17,833
Sonoco Products Co.	932	39,945

		756,934

Metals & Mining (0.1%)
Compass Minerals International, Inc.	301	24,724
Nucor Corp.	2,628	115,816
Reliance Steel & Aluminum Co.	720	43,546

		184,086

Paper & Forest Products (0.2%)
Domtar Corp.	614	25,420
International Paper Co.	4,316	205,398

		230,818

Total Materials		4,655,338

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	18,224	647,317

CenturyLink, Inc.	11,566	339,809
Frontier Communications Corp.	27,753	137,377
Level 3 Communications, Inc.*	7,112	374,589
Verizon Communications, Inc.	12,804	596,794
Zayo Group Holdings, Inc.*	1,873	48,174

		2,144,060

Wireless Telecommunication Services (0.6%)
SBA Communications Corp., Class A*	3,240	372,503
Sprint Corp.*	20,916	95,377
Telephone & Data Systems, Inc.	2,328	68,443
T-Mobile US, Inc.*	7,364	285,502
U.S. Cellular Corp.*	582	21,924

		843,749

Total Telecommunication Services		2,987,809

Utilities (2.8%)
Electric Utilities (0.4%)
IDACORP, Inc.	975	54,737
ITC Holdings Corp.	3,840	123,571
OGE Energy Corp.	4,603	131,508
Pepco Holdings, Inc.	5,577	150,244
Portland General Electric Co.	1,801	59,721

		519,781

Gas Utilities (0.4%)
AGL Resources, Inc.	2,711	126,224
Atmos Energy Corp.	2,360	121,021
Piedmont Natural Gas Co., Inc.	1,783	62,958
Questar Corp.	3,408	71,261
Southwest Gas Corp.	1,047	55,711
UGI Corp.	3,939	135,699
WGL Holdings, Inc.	1,118	60,696

		633,570

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	15,189	201,406
Dynegy, Inc.*	2,769	80,993
NRG Energy, Inc.	7,639	174,780
NRG Yield, Inc., Class A	3,648	80,220
TerraForm Power, Inc., Class A*	3,045	115,649

		653,048

Multi-Utilities (1.3%)
Alliant Energy Corp.	2,543	146,782
CenterPoint Energy, Inc.	8,831	168,054
CMS Energy Corp.	5,892	187,601
Consolidated Edison, Inc.	6,901	399,430
SCANA Corp.	2,928	148,303
Sempra Energy	5,507	544,863
TECO Energy, Inc.	5,346	94,410
WEC Energy Group, Inc.	1,966	88,416

		1,777,859

Water Utilities (0.2%)
American Water Works Co., Inc.	4,469	217,327
Aqua America, Inc.	4,096	100,311

		317,638

Total Utilities		3,901,896

Total Common Stocks (99.4%) (Cost $97,867,771)		136,934,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Consumer Staples (0.0%)
Food and Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Rights)	2,090	$993
Safeway, Inc. (PDC subsidiary) (Contingent Value Rights)†	2,090	102

Total Rights (Cost $—)		1,095

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	567,785	567,785

Total Short-Term Investments (0.4%) (Cost $567,785)		567,785

Total Investments (99.8%) (Cost $98,435,556)		137,502,922
Other Assets Less Liabilities (0.2%)		331,432

Net Assets (100%)		$137,834,354

*	Non-income producing.
†	Security (totaling $102 or 0.0% of net assets) held at fair value by management.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,034,063	$—	$—	$19,034,063
Consumer Staples	12,404,468	—	—	12,404,468
Energy	10,473,891	—	—	10,473,891
Financials	20,273,329	—	—	20,273,329
Health Care	20,413,089	—	—	20,413,089
Industrials	14,742,104	—	—	14,742,104
Information Technology	28,048,055	—	—	28,048,055
Materials	4,655,338	—	—	4,655,338
Telecommunication Services	2,987,809	—	—	2,987,809
Utilities	3,901,896	—	—	3,901,896
Rights
Consumer Staples	—	—	1,095	1,095
Short-Term Investments	567,785	—	—	567,785

Total Assets	$137,501,827	$—	$1,095	$137,502,922

Total Liabilities	$—	$—	$—	$—

Total	$137,501,827	$—	$1,095	$137,502,922

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,023,007
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,750,941

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,375,693
Aggregate gross unrealized depreciation	(1,360,480)

Net unrealized appreciation	$39,015,213

Federal income tax cost of investments	$98,487,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $98,435,556)	$137,502,922
Cash	286,535
Foreign cash (Cost $6,675)	5,864
Dividends, interest and other receivables	107,906
Receivable from Separate Accounts for Trust shares sold	102,637
Other assets	1,429

Total assets	138,007,293

LIABILITIES
Investment management fees payable	57,915
Payable to Separate Accounts for Trust shares redeemed	38,245
Distribution fees payable – Class IB	28,136
Administrative fees payable	11,670
Distribution fees payable – Class IA	822
Trustees’ fees payable	374
Accrued expenses	35,777

Total liabilities	172,939

NET ASSETS	$137,834,354

Net assets were comprised of:
Paid in capital	$84,487,841
Accumulated undistributed net investment income (loss)	629,341
Accumulated undistributed net realized gain (loss) on investments	13,650,617
Net unrealized appreciation (depreciation) on investments and foreign currency translations	39,066,555

Net assets	$137,834,354

Class IA
Net asset value, offering and redemption price per share, $3,961,844 / 306,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.92

Class IB
Net asset value, offering and redemption price per share, $133,872,510 / 10,504,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $336 foreign withholding tax)	$1,207,236
Interest	497

Total income	1,207,733

EXPENSES
Investment management fees	348,620
Distribution fees – Class IB	169,348
Administrative fees	70,304
Professional fees	21,713
Custodian fees	13,217
Distribution fees – Class IA	4,962
Printing and mailing expenses	3,606
Trustees’ fees	1,581
Miscellaneous	1,573

Total expenses	634,924

NET INVESTMENT INCOME (LOSS)	572,809

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	13,624,204

Change in unrealized appreciation (depreciation) on:
Investments	(10,153,348)
Foreign currency translations	(79)

Net change in unrealized appreciation (depreciation)	(10,153,427)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,470,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,043,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$572,809	$1,003,280
Net realized gain (loss) on investments	13,624,204	3,542,969
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,153,427)	11,030,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,043,586	15,577,234

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(29,131)
Class IB	—	(948,244)

	—	(977,375)

Distributions from net realized capital gains
Class IA	—	(31,760)
Class IB	—	(1,029,377)

	—	(1,061,137)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,038,512)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 25,845 and 34,203 shares, respectively ]	333,629	405,156
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,836 shares, respectively ]	—	60,891
Capital shares repurchased [ (41,725) and (47,177) shares, respectively ]	(537,319)	(556,981)

Total Class IA transactions	(203,690)	(90,934)

Class IB
Capital shares sold [ 1,805,000 and 2,383,017 shares, respectively ]	22,584,906	27,918,357
Capital shares issued in reinvestment of dividends and distributions [ 0 and 159,238 shares, respectively ]	—	1,977,621
Capital shares repurchased [ (1,700,929) and (2,532,877) shares, respectively ]	(21,526,182)	(29,239,482)

Total Class IB transactions	1,058,724	656,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	855,034	565,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,898,620	14,104,284
NET ASSETS:
Beginning of period	132,935,734	118,831,450

End of period (a)	$137,834,354	$132,935,734

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$629,341	$56,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.56	$11.23	$8.42	$7.28	$7.29	$6.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.08	0.08	0.04	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	1.42	2.81	1.14	— #	0.81

Total from investment operations	0.36	1.52	2.89	1.22	0.04	0.82

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.08)	(0.05)	— #
Distributions from net realized gains	—	(0.10)	—	—	—	—

Total dividends and distributions	—	(0.19)	(0.08)	(0.08)	(0.05)	— #

Net asset value, end of period	$12.92	$12.56	$11.23	$8.42	$7.28	$7.29

Total return (b)	2.87%	13.57%	34.31%	16.80%	0.51%	12.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,962	$4,052	$3,713	$3,041	$2,869	$3,185
Ratio of expenses to average net assets (a)(f)	0.91%	0.95%	0.96%	1.01%	0.82%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	0.83%	0.83%	0.82%	0.98%	0.59%	0.17%
Portfolio turnover rate (z)^	37%	13%	16%	11%	134%	56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.39	$11.08	$8.31	$7.18	$7.19	$6.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.08	0.08	0.03	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	1.40	2.77	1.13	(0.01)	0.79

Total from investment operations	0.35	1.50	2.85	1.21	0.02	0.79

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.08)	(0.03)	— #
Distributions from net realized gains	—	(0.10)	—	—	—	—

Total dividends and distributions	—	(0.19)	(0.08)	(0.08)	(0.03)	— #

Net asset value, end of period	$12.74	$12.39	$11.08	$8.31	$7.18	$7.19

Total return (b)	2.82%	13.58%	34.27%	16.87%	0.25%	12.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$133,873	$128,884	$115,118	$81,295	$71,835	$75,140
Ratio of expenses to average net assets (a)(f)	0.91%	0.95%	0.96%	1.01%	1.07%	1.10%
Ratio of net investment income (loss) to average net assets (a)(f)	0.82%	0.83%	0.82%	0.99%	0.35%	(0.07)%
Portfolio turnover rate (z)^	37%	13%	16%	11%	134%	56%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	17.9%
Consumer Discretionary	17.8
Financials	17.8
Health Care	13.8
Industrials	12.2
Energy	8.7
Consumer Staples	3.7
Utilities	2.7
Investment Companies	2.2
Materials	2.0
Telecommunication Services	0.8
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,053.30	$4.94
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,053.30	4.94
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86
Class K
Actual	1,000.00	1,054.90	3.67
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.8%)
Auto Components (1.3%)
Delphi Automotive plc	56,218	$4,783,590

Hotels, Restaurants & Leisure (4.0%)
Norwegian Cruise Line Holdings Ltd.*	74,000	4,146,960
Panera Bread Co., Class A*	18,800	3,285,676
Starbucks Corp.	140,080	7,510,389

		14,943,025

Household Durables (5.0%)
D.R. Horton, Inc.	107,100	2,930,256
Lennar Corp., Class A	58,300	2,975,632
Newell Rubbermaid, Inc.	166,581	6,848,145
Whirlpool Corp.	34,112	5,903,082

		18,657,115

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	3,607	1,565,763
Priceline Group, Inc.*	1,800	2,072,466

		3,638,229

Media (5.8%)
Charter Communications, Inc., Class A*	22,707	3,888,574
DreamWorks Animation SKG, Inc., Class A*	51,417	1,356,380
Gannett Co., Inc.*	81,261	1,136,834
Scripps Networks Interactive, Inc., Class A	53,709	3,510,957
Sirius XM Holdings, Inc.*	967,396	3,608,387
TEGNA, Inc.	162,521	5,212,049
Time Warner Cable, Inc.	16,900	3,011,073

		21,724,254

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	27,321	2,951,214

Total Consumer Discretionary		66,697,427

Consumer Staples (3.7%)
Food Products (1.2%)
Mead Johnson Nutrition Co.	21,600	1,948,752
Mondelez International, Inc., Class A	63,590	2,616,093

		4,564,845

Household Products (1.2%)
Procter & Gamble Co.	54,262	4,245,459

Personal Products (0.3%)
Avon Products, Inc.	198,656	1,243,586

Tobacco (1.0%)
Philip Morris International, Inc.	46,900	3,759,973

Total Consumer Staples		13,813,863

Energy (8.7%)
Energy Equipment & Services (1.8%)
Ensco plc, Class A	50,254	1,119,157
Halliburton Co.	59,775	2,574,509

Schlumberger Ltd.	33,775	2,911,067

		6,604,733

Oil, Gas & Consumable Fuels (6.9%)
Anadarko Petroleum Corp.	38,200	2,981,892
Cenovus Energy, Inc.	154,181	2,468,438
Chevron Corp.	61,109	5,895,185
Cobalt International Energy, Inc.*	69,840	678,147
ConocoPhillips Co.	61,100	3,752,151
Enbridge, Inc.	59,200	2,769,968
EOG Resources, Inc.	28,700	2,512,685
Kinder Morgan, Inc.	64,800	2,487,672
Noble Energy, Inc.	56,459	2,409,670

		25,955,808

Total Energy		32,560,541

Financials (17.8%)
Banks (3.7%)
JPMorgan Chase & Co.	31,164	2,111,673
PacWest Bancorp	43,800	2,048,088
PNC Financial Services Group, Inc.	39,100	3,739,915
Umpqua Holdings Corp.	93,500	1,682,065
Wells Fargo & Co.	75,908	4,269,066

		13,850,807

Capital Markets (2.1%)
BlackRock, Inc.	4,539	1,570,403
Goldman Sachs Group, Inc.	30,386	6,344,293

		7,914,696

Consumer Finance (1.6%)
Discover Financial Services	62,900	3,624,298
Synchrony Financial*	70,300	2,314,979

		5,939,277

Diversified Financial Services (2.5%)
CME Group, Inc./Illinois	30,674	2,854,522
Intercontinental Exchange, Inc.	14,600	3,264,706
Moody’s Corp.	28,200	3,044,472

		9,163,700

Insurance (4.4%)
ACE Ltd.	42,731	4,344,888
Aon plc	66,858	6,664,405
Marsh & McLennan Cos., Inc.	74,768	4,239,346
Progressive Corp.	46,670	1,298,826

		16,547,465

Real Estate Investment Trusts (REITs) (3.5%)
American Tower Corp. (REIT)	83,095	7,751,933
Crown Castle International Corp. (REIT)	68,000	5,460,400

		13,212,333

Total Financials		66,628,278

Health Care (13.8%)
Biotechnology (8.7%)
Agios Pharmaceuticals, Inc.*	35,500	3,945,470
Gilead Sciences, Inc.	14,561	1,704,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Incyte Corp.*	110,300	$11,494,363
Kite Pharma, Inc.*	64,800	3,950,856
Puma Biotechnology, Inc.*	18,400	2,148,200
Receptos, Inc.*	49,300	9,369,465

		32,613,156

Health Care Equipment & Supplies (1.2%)
Medtronic plc	37,700	2,793,570
St. Jude Medical, Inc.	22,800	1,665,996

		4,459,566

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	23,400	2,488,356
DaVita HealthCare Partners, Inc.*	57,300	4,553,631
Express Scripts Holding Co.*	18,647	1,658,464

		8,700,451

Health Care Technology (1.6%)
Cerner Corp.*	86,114	5,947,033

Total Health Care		51,720,206

Industrials (12.2%)
Aerospace & Defense (4.1%)
B/E Aerospace, Inc.	27,931	1,533,412
Hexcel Corp.	124,138	6,174,624
Precision Castparts Corp.	18,100	3,617,647
TransDigm Group, Inc.*	17,700	3,976,659

		15,302,342

Commercial Services & Supplies (0.8%)
Waste Connections, Inc.	61,891	2,916,304

Electrical Equipment (1.8%)
Eaton Corp. plc	83,689	5,648,171
Sensata Technologies Holding N.V.*	25,000	1,318,500

		6,966,671

Industrial Conglomerates (1.3%)
Danaher Corp.	57,829	4,949,584

Machinery (0.8%)
IDEX Corp.	37,909	2,978,889

Professional Services (2.0%)
Nielsen N.V.	86,916	3,891,229
Towers Watson & Co., Class A	27,600	3,472,080

		7,363,309

Road & Rail (1.4%)
Canadian National Railway Co.	46,000	2,656,500
Union Pacific Corp.	28,400	2,708,508

		5,365,008

Total Industrials		45,842,107

Information Technology (17.9%)
Electronic Equipment, Instruments & Components (1.9%)
Jabil Circuit, Inc.	337,813	7,192,039

Internet Software & Services (1.6%)
Google, Inc., Class A*	468	252,739
Google, Inc., Class C*	4,079	2,123,160

VeriSign, Inc.*	59,943	3,699,682

		6,075,581

IT Services (4.0%)
Accenture plc, Class A	41,146	3,982,110
Cognizant Technology Solutions Corp., Class A*	46,400	2,834,576
Jack Henry & Associates, Inc.	41,581	2,690,291
Visa, Inc., Class A	79,564	5,342,722

		14,849,699

Semiconductors & Semiconductor Equipment (5.4%)
ARM Holdings plc (ADR)	37,500	1,847,625
ASML Holding N.V. (N.Y. Shares)	25,494	2,654,690
Avago Technologies Ltd.	42,200	5,609,646
Broadcom Corp., Class A	136,417	7,024,111
ON Semiconductor Corp.*	253,402	2,962,270

		20,098,342

Software (2.2%)
Mobileye N.V.*	27,900	1,483,443
Oracle Corp.	113,259	4,564,338
Tableau Software, Inc., Class A*	20,200	2,329,060

		8,376,841

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	70,328	8,820,889
NetApp, Inc.	52,100	1,644,276

		10,465,165

Total Information Technology		67,057,667

Materials (2.0%)
Chemicals (1.1%)
Monsanto Co.	15,213	1,621,554
Praxair, Inc.	21,300	2,546,415

		4,167,969

Metals & Mining (0.9%)
Allegheny Technologies, Inc.	56,183	1,696,727
Barrick Gold Corp.	25,369	270,433
Freeport-McMoRan, Inc.	20,124	374,709
Nucor Corp.	21,717	957,068

		3,298,937

Total Materials		7,466,906

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	60,600	2,824,566

Total Telecommunication Services		2,824,566

Utilities (2.7%)
Independent Power and Renewable Electricity Producers (2.2%)
AES Corp.	193,800	2,569,788
Calpine Corp.*	74,884	1,347,163
NextEra Energy Partners LP	48,800	1,933,456
NRG Energy, Inc.	114,412	2,617,747

		8,468,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.5%)
Sempra Energy	18,400	$1,820,496

Total Utilities		10,288,650

Total Common Stocks (97.4%) (Cost $259,388,346)		364,900,211

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,344,772	8,344,772

Total Short-Term Investments (2.2%) (Cost $8,344,772)		8,344,772

Total Investments (99.6%) (Cost $267,733,118)		373,244,983
Other Assets Less Liabilities (0.4%)		1,411,473

Net Assets (100%)		$374,656,456

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$66,697,427	$—	$—	$66,697,427
Consumer Staples	13,813,863	—	—	13,813,863
Energy	32,560,541	—	—	32,560,541
Financials	66,628,278	—	—	66,628,278
Health Care	51,720,206	—	—	51,720,206
Industrials	45,842,107	—	—	45,842,107
Information Technology	67,057,667	—	—	67,057,667
Materials	7,466,906	—	—	7,466,906
Telecommunication Services	2,824,566	—	—	2,824,566
Utilities	10,288,650	—	—	10,288,650
Short-Term Investments	8,344,772	—	—	8,344,772

Total Assets	$373,244,983	$—	$—	$373,244,983

Total Liabilities	$—	$—	$—	$—

Total	$373,244,983	$—	$—	$373,244,983

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,494,322
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,347,881

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,201,041
Aggregate gross unrealized depreciation	(16,543,792)

Net unrealized appreciation	$105,657,249

Federal income tax cost of investments	$267,587,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $267,733,118)	$373,244,983
Cash	1,466,003
Dividends, interest and other receivables	281,692
Receivable from Separate Accounts for Trust shares sold	185,194
Other assets	3,647

Total assets	375,181,519

LIABILITIES
Investment management fees payable	182,986
Payable to Separate Accounts for Trust shares redeemed	147,926
Distribution fees payable – Class IB	68,830
Administrative fees payable	31,553
Distribution fees payable – Class IA	8,784
Trustees’ fees payable	3,102
Accrued expenses	81,882

Total liabilities	525,063

NET ASSETS	$374,656,456

Net assets were comprised of:
Paid in capital	$301,920,953
Accumulated undistributed net investment income (loss)	1,168,981
Accumulated undistributed net realized gain (loss) on investments	(33,945,343)
Net unrealized appreciation (depreciation) on investments	105,511,865

Net assets	$374,656,456

Class IA
Net asset value, offering and redemption price per share, $41,595,533 / 1,897,609 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.92

Class IB
Net asset value, offering and redemption price per share, $329,733,575 / 15,026,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.94

Class K
Net asset value, offering and redemption price per share, $3,327,348 / 151,924 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $25,544 foreign withholding tax)	$2,816,029
Interest	2,997

Total income	2,819,026

EXPENSES
Investment management fees	1,205,680
Distribution fees – Class IB	407,479
Administrative fees	187,031
Distribution fees – Class IA	51,974
Professional fees	23,299
Custodian fees	19,838
Printing and mailing expenses	9,601
Trustees’ fees	4,249
Miscellaneous	4,303

Gross expenses	1,913,454
Less: Waiver from investment manager	(118,025)

Net expenses	1,795,429

NET INVESTMENT INCOME (LOSS)	1,023,597

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	22,462,351
Net change in unrealized appreciation (depreciation) on investments	(4,221,863)

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,240,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,264,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,023,597	$2,282,227
Net realized gain (loss) on investments	22,462,351	52,338,590
Net change in unrealized appreciation (depreciation) on investments	(4,221,863)	(19,084,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,264,085	35,536,011

DIVIDENDS:
Dividends from net investment income
Class IA	—	(278,669)
Class IB	—	(2,193,001)
Class K	—	(30,042)

TOTAL DIVIDENDS:	—	(2,501,712)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 111,533 and 401,765 shares, respectively ]	2,443,398	7,793,960
Capital shares issued in reinvestment of dividends [ 0 and 13,387 shares, respectively ]	—	278,669
Capital shares repurchased [ (182,655) and (472,069) shares, respectively ]	(3,969,360)	(9,203,067)

Total Class IA transactions	(1,525,962)	(1,130,438)

Class IB
Capital shares sold [ 668,375 and 687,648 shares, respectively ]	14,805,693	13,467,960
Capital shares issued in reinvestment of dividends [ 0 and 105,237 shares, respectively ]	—	2,193,001
Capital shares repurchased [ (1,005,880) and (2,376,571) shares, respectively ]	(21,984,076)	(46,327,541)

Total Class IB transactions	(7,178,383)	(30,666,580)

Class K
Capital shares sold [ 40,678 and 115,894 shares, respectively ]	884,485	2,254,787
Capital shares issued in reinvestment of dividends [ 0 and 1,446 shares, respectively ]	—	30,042
Capital shares repurchased [ (46,327) and (37,466) shares, respectively ]	(1,026,099)	(757,375)

Total Class K transactions	(141,614)	1,527,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,845,959)	(30,269,564)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,418,126	2,764,735
NET ASSETS:
Beginning of period	364,238,330	361,473,595

End of period (a)	$374,656,456	$364,238,330

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,168,981	$145,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IA			2014		2013	2012	2011	2010
Net asset value, beginning of period	$20.81		$18.96		$14.58	$12.53	$12.14	$10.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	##	0.09	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	1.05		1.87		4.54	2.05	0.39	1.58

Total from investment operations	1.11		1.99		4.63	2.18	0.51	1.69

Less distributions:
Dividends from net investment income	—		(0.14)		(0.25)	(0.13)	(0.12)	(0.11)

Net asset value, end of period	$21.92		$20.81		$18.96	$14.58	$12.53	$12.14

Total return (b)	5.33	%(dd)	10.51%		31.82%	17.41%	4.27%	16.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,596		$40,961		$38,398	$26,189	$22,619	$23,883
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%		0.97%	0.97%	0.72%	0.72%
After waivers and fees paid indirectly (a)(f)	0.97%		0.97%		0.97%	0.97%	0.72%	0.72%
Before waivers and fees paid indirectly (a)(f)	1.03%		1.04%		1.03%	1.02%	0.77%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.55%		0.64	%(aa)	0.54%	0.91%	0.95%	1.01%
After waivers and fees paid indirectly (a)(f)	0.55%		0.64	%(aa)	0.54%	0.91%	0.96%	1.01%
Before waivers and fees paid indirectly (a)(f)	0.49%		0.57	%(aa)	0.47%	0.86%	0.91%	0.96%
Portfolio turnover rate (z)^	15%		27%		31%	30%	27%	25%

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013	2012	2011	2010
Net asset value, beginning of period	$20.83		$18.98		$14.60	$12.55	$12.16	$10.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	##	0.09	0.12	0.09	0.08
Net realized and unrealized gain (loss) on investments	1.05		1.87		4.54	2.06	0.39	1.59

Total from investment operations	1.11		1.99		4.63	2.18	0.48	1.67

Less distributions:
Dividends from net investment income	—		(0.14)		(0.25)	(0.13)	(0.09)	(0.08)

Net asset value, end of period	$21.94		$20.83		$18.98	$14.60	$12.55	$12.16

Total return (b)	5.33	%(ee)	10.50%		31.78%	17.38%	4.00%	15.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,734		$320,005		$321,605	$1,173,029	$1,111,015	$1,208,277
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%		0.97%	0.97%	0.97%	0.97%
After waivers and fees paid indirectly (a)(f)	0.97%		0.97%		0.97%	0.97%	0.97%	0.97%
Before waivers and fees paid indirectly (a)(f)	1.03%		1.04%		1.03%	1.02%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.55%		0.64	%(bb)	0.56%	0.90%	0.70%	0.76%
After waivers and fees paid indirectly (a)(f)	0.55%		0.64	%(bb)	0.56%	0.90%	0.70%	0.76%
Before waivers and fees paid indirectly (a)(f)	0.49%		0.57	%(bb)	0.50%	0.85%	0.66%	0.71%
Portfolio turnover rate (z)^	15%		27%		31%	30%	27%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		October 31, 2013* to December 31, 2013
Net asset value, beginning of period	$20.76		$18.92		$18.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.18	##	0.02
Net realized and unrealized gain (loss) on investments	1.05		1.86		0.78

Total from investment operations	1.14		2.04		0.80

Less distributions:
Dividends from net investment income	—		(0.20)		(0.30)

Net asset value, end of period	$21.90		$20.76		$18.92

Total return (b)	5.49	%(ff)	10.76%		4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,327		$3,272		$1,470
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.72%		0.72%
After waivers and fees paid indirectly (a)(f)	0.72%		0.72%		0.72%
Before waivers and fees paid indirectly (a)(f)	0.78%		0.79%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.79%		0.92	%(cc)	0.76%
After waivers and fees paid indirectly (a)(f)	0.79%		0.92	%(cc)	0.76%
Before waivers and fees paid indirectly (a)(f)	0.73%		0.85	%(cc)	0.69%
Portfolio turnover rate (z)^	15%		27%		31%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.16 for Class IA, Class IB, and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.81% for income after waivers and reimbursements, 0.81% for income after waivers, reimbursements and fees paid indirectly, and 0.74% for income before waivers, reimbursements.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 5.24%.
(ee)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 5.23%.
(ff)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 5.39%.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	18.7%
Financials	17.8
Health Care	15.0
Consumer Discretionary	13.3
Industrials	10.7
Consumer Staples	8.1
Energy	7.2
Materials	3.5
Utilities	2.8
Telecommunication Services	2.0
Investment Companies	0.7
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,016.40	$3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.56
Class IB
Actual	1,000.00	1,016.10	3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.56

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	16,300	$340,833
BorgWarner, Inc.	56,860	3,231,922
Cooper Tire & Rubber Co.	16,700	564,961
Dana Holding Corp.	52,900	1,088,682
Delphi Automotive plc	70,300	5,981,827
Dorman Products, Inc.*	3,000	142,980
Federal-Mogul Holdings Corp.*	31,000	351,850
Gentex Corp.	75,600	1,241,352
Gentherm, Inc.*	8,600	472,226
Goodyear Tire & Rubber Co.	69,700	2,101,455
Johnson Controls, Inc.	163,430	8,094,688
Lear Corp.	21,400	2,402,364
Remy International, Inc.	159	3,516
Tenneco, Inc.*	14,900	855,856
Visteon Corp.*	12,600	1,322,748

		28,197,260

Automobiles (0.7%)
Ford Motor Co.	960,536	14,417,645
General Motors Co.	402,600	13,418,658
Harley-Davidson, Inc.	55,450	3,124,608
Tesla Motors, Inc.*	24,800	6,652,848
Thor Industries, Inc.	14,600	821,688

		38,435,447

Distributors (0.1%)
Genuine Parts Co.	40,000	3,581,200
LKQ Corp.*	89,000	2,691,805
Pool Corp.	15,900	1,115,862

		7,388,867

Diversified Consumer Services (0.2%)
Apollo Education Group, Inc.*	26,330	339,130
Bright Horizons Family Solutions, Inc.*	9,500	549,100
DeVry Education Group, Inc.	16,100	482,678
Graham Holdings Co., Class B	900	967,545
Grand Canyon Education, Inc.*	12,900	546,960
H&R Block, Inc.	69,550	2,062,158
Houghton Mifflin Harcourt Co.*	28,400	715,680
LifeLock, Inc.*	11,400	186,960
Service Corp. International	56,100	1,651,023
ServiceMaster Global Holdings, Inc.*	25,000	904,250
Sotheby’s, Inc.	14,900	674,076

		9,079,560

Hotels, Restaurants & Leisure (2.0%)
Aramark	47,000	1,455,590
Bloomin’ Brands, Inc.	30,200	644,770
Boyd Gaming Corp.*	10,200	152,490
Brinker International, Inc.	20,490	1,181,249
Buffalo Wild Wings, Inc.*	6,100	955,809
Carnival Corp.	106,660	5,267,937
Cheesecake Factory, Inc.	12,800	698,048
Chipotle Mexican Grill, Inc.*	8,000	4,839,920
Choice Hotels International, Inc.	6,000	325,500

Churchill Downs, Inc.	600	75,030
ClubCorp Holdings, Inc.	3,900	93,132
Cracker Barrel Old Country Store, Inc.	5,800	865,128
Darden Restaurants, Inc.	33,250	2,363,410
Diamond Resorts International, Inc.*	4,400	138,820
DineEquity, Inc.	1,400	138,726
Domino’s Pizza, Inc.	16,400	1,859,760
Dunkin’ Brands Group, Inc.	30,300	1,666,500
Extended Stay America, Inc.	3,000	56,310
Hilton Worldwide Holdings, Inc.*	126,400	3,482,320
Hyatt Hotels Corp., Class A*	8,300	470,527
International Game Technology plc*	10,300	182,928
International Speedway Corp., Class A	1,300	47,671
Jack in the Box, Inc.	9,900	872,784
La Quinta Holdings, Inc.*	22,800	520,980
Las Vegas Sands Corp.	89,000	4,678,730
Marriott International, Inc., Class A	51,725	3,847,823
Marriott Vacations Worldwide Corp.	7,300	669,775
McDonald’s Corp.	233,240	22,174,127
MGM Resorts International*	101,700	1,856,025
Norwegian Cruise Line Holdings Ltd.*	32,000	1,793,280
Panera Bread Co., Class A*	7,100	1,240,867
Papa John’s International, Inc.	7,600	574,636
Pinnacle Entertainment, Inc.*	14,700	548,016
Royal Caribbean Cruises Ltd.	41,650	3,277,438
SeaWorld Entertainment, Inc.	14,800	272,912
Shake Shack, Inc., Class A*	6,900	415,863
Six Flags Entertainment Corp.	24,684	1,107,077
Sonic Corp.	9,800	282,240
Starbucks Corp.	365,200	19,580,198
Starwood Hotels & Resorts Worldwide, Inc.	44,600	3,616,614
Texas Roadhouse, Inc.	18,200	681,226
Vail Resorts, Inc.	10,200	1,113,840
Wendy’s Co.	84,400	952,032
Wyndham Worldwide Corp.	31,670	2,594,090
Wynn Resorts Ltd.	22,100	2,180,607
Yum! Brands, Inc.	109,140	9,831,331

		111,644,086

Household Durables (0.6%)
D.R. Horton, Inc.	88,100	2,410,416
Garmin Ltd.	35,500	1,559,515
GoPro, Inc., Class A*	21,700	1,144,024
Harman International Industries, Inc.	19,190	2,282,458
Helen of Troy Ltd.*	6,000	584,940
Jarden Corp.*	52,425	2,712,994
KB Home	27,500	456,500
Leggett & Platt, Inc.	42,200	2,054,296
Lennar Corp., Class A	49,300	2,516,272
Meritage Homes Corp.*	8,300	390,847
Mohawk Industries, Inc.*	17,000	3,245,300
Newell Rubbermaid, Inc.	68,900	2,832,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

NVR, Inc.*	1,200	$1,608,000
PulteGroup, Inc.	104,800	2,111,720
Ryland Group, Inc.	13,600	630,632
Standard Pacific Corp.*	62,400	555,984
Taylor Morrison Home Corp., Class A*	20,300	413,308
Tempur Sealy International, Inc.*	17,200	1,133,480
Toll Brothers, Inc.*	44,200	1,687,998
TRI Pointe Homes, Inc.*	38,000	581,400
Tupperware Brands Corp.	15,000	968,100
Whirlpool Corp.	20,120	3,481,766

		35,362,429

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	92,780	40,274,870
Etsy, Inc.*	13,000	182,650
Expedia, Inc.	27,205	2,974,867
FTD Cos., Inc.*	720	20,297
Groupon, Inc.*	119,200	599,576
HomeAway, Inc.*	24,400	759,328
HSN, Inc.	13,200	926,508
Liberty Interactive Corp. QVC Group*	115,030	3,192,082
Liberty TripAdvisor Holdings, Inc.*	17,402	560,692
Liberty Ventures*	36,144	1,419,375
Netflix, Inc.*	14,800	9,722,712
Priceline Group, Inc.*	12,980	14,944,783
Shutterfly, Inc.*	5,500	262,955
Travelport Worldwide Ltd.	7,600	104,728
TripAdvisor, Inc.*	31,805	2,771,488
Wayfair, Inc., Class A*	7,800	293,592
zulily, Inc., Class A*	18,400	239,936

		79,250,439

Leisure Products (0.2%)
Brunswick Corp.	22,600	1,149,436
Hasbro, Inc.	27,100	2,026,809
Mattel, Inc.	94,800	2,435,412
Polaris Industries, Inc.	19,200	2,843,712
Vista Outdoor, Inc.*	18,200	817,180

		9,272,549

Media (3.5%)
AMC Entertainment Holdings, Inc., Class A	16,500	506,220
AMC Networks, Inc., Class A*	14,712	1,204,177
Cablevision Systems Corp. – New York Group, Class A	61,150	1,463,931
CBS Corp. (Non-Voting), Class B	123,020	6,827,610
Charter Communications, Inc., Class A*	20,700	3,544,875
Cinemark Holdings, Inc.	31,500	1,265,355
Clear Channel Outdoor Holdings, Inc., Class A	61,100	618,943
Comcast Corp., Class A	609,424	36,632,199
Crown Media Holdings, Inc., Class A*	1,000	4,520
DIRECTV*	116,446	10,805,024

Discovery Communications, Inc., Class A*	37,900	1,260,554
Discovery Communications, Inc., Class C*	59,800	1,858,584
DISH Network Corp., Class A*	55,660	3,768,739
DreamWorks Animation SKG, Inc., Class A*	20,600	543,428
EW Scripps Co., Class A	5,800	132,530
Gannett Co., Inc.*	28,050	392,419
IMAX Corp.*	14,700	591,969
Interpublic Group of Cos., Inc.	119,600	2,304,692
John Wiley & Sons, Inc., Class A	17,000	924,290
Liberty Broadband Corp.*	14,948	764,246
Liberty Media Corp.*	74,091	2,663,324
Lions Gate Entertainment Corp.	22,800	844,740
Live Nation Entertainment, Inc.*	33,200	912,668
Madison Square Garden Co., Class A*	17,787	1,485,037
Media General, Inc.*	8,800	145,376
Meredith Corp.	9,100	474,565
Morningstar, Inc.	1,900	151,145
New York Times Co., Class A	38,000	518,700
News Corp., Class A*	93,361	1,362,137
News Corp., Class B*	8,300	118,192
Nexstar Broadcasting Group, Inc., Class A	2,100	117,600
Omnicom Group, Inc.	59,900	4,162,451
Regal Entertainment Group, Class A	20,900	437,019
Scripps Networks Interactive, Inc., Class A	24,100	1,575,417
Sinclair Broadcast Group, Inc., Class A	19,400	541,454
Sirius XM Holdings, Inc.*	559,300	2,086,189
Starz, Class A*	21,397	956,874
TEGNA, Inc.	56,100	1,799,127
Thomson Reuters Corp.	89,700	3,414,879
Time Warner Cable, Inc.	69,302	12,347,537
Time Warner, Inc.	205,826	17,991,251
Time, Inc.	29,203	671,961
Tribune Media Co., Class A	19,600	1,046,444
Twenty-First Century Fox, Inc., Class A	306,326	9,969,380
Twenty-First Century Fox, Inc., Class B	117,700	3,792,294
Viacom, Inc., Class A	500	32,435
Viacom, Inc., Class B	84,360	5,453,030
Walt Disney Co.	412,868	47,124,754

		197,610,285

Multiline Retail (0.7%)
Big Lots, Inc.	15,500	697,345
Burlington Stores, Inc.*	18,400	942,080
Dillard’s, Inc., Class A	6,600	694,254
Dollar General Corp.	73,900	5,744,986
Dollar Tree, Inc.*	55,050	4,348,399
Family Dollar Stores, Inc.	24,450	1,926,905
J.C. Penney Co., Inc.*	63,200	535,304
Kohl’s Corp.	54,310	3,400,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Macy’s, Inc.	84,200	$5,680,974
Nordstrom, Inc.	39,390	2,934,555
Sears Holdings Corp.*	16,200	432,540
Target Corp.	158,260	12,918,764

		40,256,455

Specialty Retail (2.5%)
Aaron’s, Inc.	17,500	633,675
Abercrombie & Fitch Co., Class A	20,300	436,653
Advance Auto Parts, Inc.	17,850	2,843,326
American Eagle Outfitters, Inc.	60,700	1,045,254
ANN, Inc.*	12,600	608,454
Asbury Automotive Group, Inc.*	8,300	752,146
Ascena Retail Group, Inc.*	32,200	536,291
AutoNation, Inc.*	18,900	1,190,322
AutoZone, Inc.*	7,590	5,061,771
Barnes & Noble, Inc.*	8,300	215,468
Bed Bath & Beyond, Inc.*	46,950	3,238,611
Best Buy Co., Inc.	71,710	2,338,463
Buckle, Inc.	7,100	324,967
Cabela’s, Inc.*	15,800	789,684
CarMax, Inc.*	51,250	3,393,263
Chico’s FAS, Inc.	39,950	664,369
Conn’s, Inc.*	10,300	408,910
CST Brands, Inc.	18,058	705,345
Dick’s Sporting Goods, Inc.	22,400	1,159,648
DSW, Inc., Class A	15,200	507,224
Express, Inc.*	22,700	411,097
Five Below, Inc.*	14,100	557,373
Foot Locker, Inc.	40,100	2,687,101
GameStop Corp., Class A	33,700	1,447,752
Gap, Inc.	68,890	2,629,531
Genesco, Inc.*	6,500	429,195
GNC Holdings, Inc., Class A	27,900	1,240,992
Group 1 Automotive, Inc.	5,800	526,814
Guess?, Inc.	25,500	488,835
Home Depot, Inc.	318,260	35,368,234
L Brands, Inc.	63,090	5,408,706
Lithia Motors, Inc., Class A	5,700	645,012
Lowe’s Cos., Inc.	233,340	15,626,780
Mattress Firm Holding Corp.*	4,000	243,800
Men’s Wearhouse, Inc.	11,800	756,026
Michaels Cos., Inc.*	7,300	196,443
Monro Muffler Brake, Inc.	7,900	491,064
Murphy USA, Inc.*	14,655	818,042
Office Depot, Inc.*	132,429	1,146,835
O’Reilly Automotive, Inc.*	24,550	5,547,809
Outerwall, Inc.	4,500	342,495
Party City Holdco, Inc.*	4,600	93,242
Penske Automotive Group, Inc.	8,900	463,779
Rent-A-Center, Inc.	11,700	331,695
Restoration Hardware Holdings, Inc.*	8,200	800,566
Ross Stores, Inc.	100,720	4,895,999
Sally Beauty Holdings, Inc.*	48,300	1,525,314
Select Comfort Corp.*	5,900	177,413
Signet Jewelers Ltd.	20,880	2,677,651
Staples, Inc.	155,950	2,387,595
Tiffany & Co.	31,700	2,910,060
TJX Cos., Inc.	165,600	10,957,752

Tractor Supply Co.	34,300	3,084,942
Ulta Salon Cosmetics & Fragrance, Inc.*	16,100	2,486,645
Urban Outfitters, Inc.*	35,150	1,230,250
Williams-Sonoma, Inc.	26,900	2,213,063

		140,099,746

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	15,680	1,666,784
Coach, Inc.	76,820	2,658,740
Columbia Sportswear Co.	3,300	199,518
Deckers Outdoor Corp.*	12,800	921,216
Fossil Group, Inc.*	15,800	1,095,888
G-III Apparel Group Ltd.*	9,600	675,360
Hanesbrands, Inc.	102,400	3,411,968
Kate Spade & Co.*	29,900	644,046
lululemon athletica, Inc.*	27,100	1,769,630
Michael Kors Holdings Ltd.*	57,200	2,407,548
NIKE, Inc., Class B	164,960	17,818,979
PVH Corp.	20,781	2,393,971
Ralph Lauren Corp.	15,370	2,034,373
Skechers USA, Inc., Class A*	10,200	1,119,858
Steven Madden Ltd.*	19,102	817,184
Under Armour, Inc., Class A*	44,900	3,746,456
VF Corp.	82,300	5,739,602
Wolverine World Wide, Inc.	27,700	788,896

		49,910,017

Total Consumer Discretionary		746,507,140

Consumer Staples (8.1%)
Beverages (1.7%)
Boston Beer Co., Inc., Class A*	2,300	533,577
Brown-Forman Corp., Class A	6,700	746,514
Brown-Forman Corp., Class B	30,700	3,075,526
Coca-Cola Co.	954,240	37,434,835
Coca-Cola Enterprises, Inc.	58,300	2,532,552
Constellation Brands, Inc., Class A	42,200	4,896,044
Dr. Pepper Snapple Group, Inc.	51,110	3,725,919
Molson Coors Brewing Co., Class B	33,950	2,370,049
Monster Beverage Corp.*	36,700	4,918,534
PepsiCo, Inc.	359,190	33,526,795

		93,760,345

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	9,800	938,252
Costco Wholesale Corp.	109,850	14,836,341
CVS Health Corp.	274,610	28,801,097
Diplomat Pharmacy, Inc.*	6,000	268,500
Kroger Co.	119,310	8,651,168
PriceSmart, Inc.	1,500	136,860
Rite Aid Corp.*	254,100	2,121,735
Sprouts Farmers Market, Inc.*	37,300	1,006,354
SUPERVALU, Inc.*	63,700	515,333
Sysco Corp.	152,250	5,496,225
United Natural Foods, Inc.*	13,800	878,784
Walgreens Boots Alliance, Inc.	209,180	17,663,159
Wal-Mart Stores, Inc.	384,420	27,266,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Whole Foods Market, Inc.	93,300	$3,679,752

		112,260,471

Food Products (1.7%)
Archer-Daniels-Midland Co.	150,960	7,279,291
Bunge Ltd.	34,980	3,071,244
Cal-Maine Foods, Inc.	8,200	428,040
Campbell Soup Co.	49,800	2,372,970
ConAgra Foods, Inc.	112,750	4,929,430
Darling Ingredients, Inc.*	43,000	630,380
Diamond Foods, Inc.*	943	29,591
Flowers Foods, Inc.	47,400	1,002,510
General Mills, Inc.	152,000	8,469,440
Hain Celestial Group, Inc.*	25,800	1,699,188
Hershey Co.	40,550	3,602,056
Hormel Foods Corp.	40,000	2,254,800
Ingredion, Inc.	17,300	1,380,713
J.M. Smucker Co.	29,127	3,157,658
Kellogg Co.	66,400	4,163,280
Keurig Green Mountain, Inc.	36,866	2,825,042
Kraft Foods Group, Inc.	147,236	12,535,673
McCormick & Co., Inc. (Non-Voting)	35,050	2,837,298
Mead Johnson Nutrition Co.	51,300	4,628,286
Mondelez International, Inc., Class A	395,810	16,283,623
Pilgrim’s Pride Corp.	13,400	307,798
Pinnacle Foods, Inc.	28,400	1,293,336
Post Holdings, Inc.*	11,000	593,230
Sanderson Farms, Inc.	5,700	428,412
Seaboard Corp.*	100	359,900
TreeHouse Foods, Inc.*	10,000	810,300
Tyson Foods, Inc., Class A	79,200	3,376,296
WhiteWave Foods Co.*	39,703	1,940,683

		92,690,468

Household Products (1.5%)
Church & Dwight Co., Inc.	34,300	2,782,759
Clorox Co.	33,450	3,479,469
Colgate-Palmolive Co.	220,120	14,398,049
Energizer Holdings, Inc.	16,450	2,163,998
HRG Group, Inc.*	5,300	68,900
Kimberly-Clark Corp.	88,600	9,388,942
Procter & Gamble Co.	663,380	51,902,851
Spectrum Brands Holdings, Inc.	6,200	632,338

		84,817,306

Personal Products (0.1%)
Avon Products, Inc.	123,850	775,301
Coty, Inc., Class A*	20,200	645,794
Estee Lauder Cos., Inc., Class A	56,200	4,870,292
Herbalife Ltd.*	24,100	1,327,669
Nu Skin Enterprises, Inc., Class A	15,500	730,515

		8,349,571

Tobacco (1.1%)
Altria Group, Inc.	478,590	23,407,837
Philip Morris International, Inc.	377,030	30,226,495
Reynolds American, Inc.	106,423	7,945,526
Vector Group Ltd.	19,900	466,854

		62,046,712

Total Consumer Staples		453,924,873

Energy (7.2%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	16,000	423,040
Baker Hughes, Inc.	112,284	6,927,923
Bristow Group, Inc.	11,000	586,300
Cameron International Corp.*	52,750	2,762,517
Diamond Offshore Drilling, Inc.	23,210	599,050
Dresser-Rand Group, Inc.*	19,700	1,678,046
Dril-Quip, Inc.*	12,800	963,200
Ensco plc, Class A	57,000	1,269,390
Era Group, Inc.*	2,000	40,960
Exterran Holdings, Inc.	16,900	551,785
FMC Technologies, Inc.*	62,800	2,605,572
Forum Energy Technologies, Inc.*	6,700	135,876
Frank’s International N.V.	15,300	288,252
Halliburton Co.	208,830	8,994,308
Helix Energy Solutions Group, Inc.*	18,800	237,444
Helmerich & Payne, Inc.	28,600	2,014,012
McDermott International, Inc.*	84,700	452,298
Nabors Industries Ltd.	78,990	1,139,826
National Oilwell Varco, Inc.	96,680	4,667,710
Noble Corp. plc	58,900	906,471
North Atlantic Drilling Ltd.	20,000	23,800
Oceaneering International, Inc.	24,600	1,146,114
Oil States International, Inc.*	18,900	703,647
Patterson-UTI Energy, Inc.	45,900	863,609
Rowan Cos., plc, Class A	43,300	914,063
RPC, Inc.	12,300	170,109
Schlumberger Ltd.	308,955	26,628,831
SEACOR Holdings, Inc.*	3,100	219,914
Seadrill Ltd.	100,300	1,037,102
Superior Energy Services, Inc.	42,271	889,382
Tidewater, Inc.	6,100	138,653
Unit Corp.*	1,900	51,528
Weatherford International plc*	188,500	2,312,895

		72,343,627

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	128,180	10,005,731
Antero Resources Corp.*	13,800	473,892
Apache Corp.	91,780	5,289,281
Cabot Oil & Gas Corp.	108,700	3,428,398
California Resources Corp.	79,744	481,654
Carrizo Oil & Gas, Inc.*	11,400	561,336
Cheniere Energy, Inc.*	61,700	4,273,342
Chesapeake Energy Corp.	137,210	1,532,636
Chevron Corp.	457,600	44,144,672
Cimarex Energy Co.	24,260	2,676,121
Cobalt International Energy, Inc.*	91,500	888,465
Concho Resources, Inc.*	29,200	3,324,712
ConocoPhillips Co.	303,676	18,648,743
CONSOL Energy, Inc.	68,950	1,498,973
Continental Resources, Inc.*	23,200	983,448
CVR Energy, Inc.	7,900	297,356
Delek U.S. Holdings, Inc.	9,400	346,108
Denbury Resources, Inc.	91,659	582,951
Devon Energy Corp.	104,730	6,230,388
Diamondback Energy, Inc.	15,300	1,153,314
Energen Corp.	20,400	1,393,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

EOG Resources, Inc.	136,000	$11,906,800
EP Energy Corp., Class A*	28,200	358,986
EQT Corp.	37,300	3,033,982
Exxon Mobil Corp.#	1,017,465	84,653,088
GasLog Ltd.	4,000	79,800
Golar LNG Ltd.	21,900	1,024,920
Gulfport Energy Corp.*	22,300	897,575
Hess Corp.	62,520	4,181,338
HollyFrontier Corp.	53,732	2,293,819
Kinder Morgan, Inc.	434,571	16,683,181
Kosmos Energy Ltd.*	12,500	105,375
Laredo Petroleum, Inc.*	30,700	386,206
Marathon Oil Corp.	175,390	4,654,851
Marathon Petroleum Corp.	132,190	6,914,859
Matador Resources Co.*	18,100	452,500
Memorial Resource Development Corp.*	24,100	457,177
Murphy Oil Corp.	50,920	2,116,744
Newfield Exploration Co.*	35,850	1,294,902
Noble Energy, Inc.	94,960	4,052,893
Oasis Petroleum, Inc.*	34,400	545,240
Occidental Petroleum Corp.	186,960	14,539,879
ONEOK, Inc.	56,500	2,230,620
Parsley Energy, Inc., Class A*	18,700	325,754
PBF Energy, Inc., Class A	17,200	488,824
PDC Energy, Inc.*	9,900	531,036
Peabody Energy Corp.	78,700	172,353
Phillips 66	131,788	10,616,841
Pioneer Natural Resources Co.	37,250	5,166,202
QEP Resources, Inc.	53,400	988,434
Range Resources Corp.	44,350	2,190,003
Rice Energy, Inc.*	17,400	362,442
Rosetta Resources, Inc.*	17,100	395,694
RSP Permian, Inc.*	8,400	236,124
SandRidge Energy, Inc.*	141,444	124,046
Scorpio Tankers, Inc.	24,200	244,178
SemGroup Corp., Class A	9,800	778,904
SM Energy Co.	20,900	963,908
Southwestern Energy Co.*	95,550	2,171,852
Spectra Energy Corp.	174,700	5,695,220
Targa Resources Corp.	12,100	1,079,562
Teekay Corp.	10,600	453,892
Tesoro Corp.	33,710	2,845,461
Ultra Petroleum Corp.*	40,500	507,060
Valero Energy Corp.	130,830	8,189,958
Western Refining, Inc.	17,900	780,798
Whiting Petroleum Corp.*	46,995	1,579,032
Williams Cos., Inc.	183,800	10,548,282
World Fuel Services Corp.	17,900	858,305
WPX Energy, Inc.*	64,033	786,325

		330,160,066

Total Energy		402,503,693

Financials (17.8%)
Banks (5.9%)
Associated Banc-Corp	40,500	820,935
BancorpSouth, Inc.	31,550	812,728
Bank of America Corp.	2,555,692	43,497,878
Bank of Hawaii Corp.	12,700	846,836
Bank of the Ozarks, Inc.	17,400	796,050
BankUnited, Inc.	26,500	952,145

BB&T Corp.	187,250	7,548,047
BBCN Bancorp, Inc.	4,100	60,639
BOK Financial Corp.	7,850	546,203
Boston Private Financial Holdings, Inc.	4,900	65,709
Cathay General Bancorp	21,630	701,893
Chemical Financial Corp.	1,000	33,060
CIT Group, Inc.	45,700	2,124,593
Citigroup, Inc.	738,372	40,787,669
Citizens Financial Group, Inc.	75,900	2,072,829
City Holding Co.	10,030	493,977
City National Corp./California	11,800	1,066,602
Columbia Banking System, Inc.	14,000	455,560
Comerica, Inc.	43,300	2,222,156
Commerce Bancshares, Inc./Missouri	22,933	1,072,576
Community Bank System, Inc.	10,600	400,362
Cullen/Frost Bankers, Inc.	17,300	1,359,434
CVB Financial Corp.	30,200	531,822
Eagle Bancorp, Inc.*	1,300	57,148
East West Bancorp, Inc.	39,500	1,770,390
F.N.B. Corp./Pennsylvania	48,700	697,384
FCB Financial Holdings, Inc., Class A*	2,500	79,500
Fifth Third Bancorp	197,150	4,104,663
First BanCorp/Puerto Rico*	15,000	72,300
First Busey Corp.	14,800	97,236
First Citizens BancShares, Inc./North Carolina, Class A	2,200	578,688
First Commonwealth Financial Corp.	13,600	130,424
First Financial Bancorp	2,100	37,674
First Financial Bankshares, Inc.	18,800	651,232
First Financial Corp./Indiana	9,800	350,448
First Horizon National Corp.	68,162	1,068,099
First Interstate BancSystem, Inc., Class A	1,000	27,740
First Midwest Bancorp, Inc./Illinois	14,600	276,962
First Niagara Financial Group, Inc.	122,945	1,160,601
First Republic Bank/California	31,800	2,004,354
FirstMerit Corp.	47,495	989,321
Fulton Financial Corp.	75,000	979,500
Glacier Bancorp, Inc.	20,100	591,342
Great Western Bancorp, Inc.	5,800	139,838
Hancock Holding Co.	24,124	769,797
Hilltop Holdings, Inc.*	25,700	619,113
Home BancShares, Inc./Arkansas	10,900	398,504
Huntington Bancshares, Inc./Ohio	223,800	2,531,178
IBERIABANK Corp.	8,400	573,132
Independent Bank Corp./Massachusetts	900	42,201
International Bancshares Corp.	19,700	529,339
Investors Bancorp, Inc.	92,965	1,143,469
JPMorgan Chase & Co.	903,125	61,195,750
KeyCorp	224,100	3,365,982
LegacyTexas Financial Group, Inc.	2,400	72,480
M&T Bank Corp.	34,457	4,304,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MB Financial, Inc.	13,100	$451,164
National Penn Bancshares, Inc.	30,500	344,040
NBT Bancorp, Inc.	15,800	413,486
Old National Bancorp/Indiana	23,600	341,256
PacWest Bancorp	26,596	1,243,629
Park National Corp.	300	26,211
People’s United Financial, Inc.	101,400	1,643,694
Pinnacle Financial Partners, Inc.	10,500	570,885
PNC Financial Services Group, Inc.	126,018	12,053,622
Popular, Inc.*	38,050	1,098,123
PrivateBancorp, Inc.	18,000	716,760
Prosperity Bancshares, Inc.	15,900	918,066
Regions Financial Corp.	355,100	3,678,836
S&T Bancorp, Inc.	11,700	346,203
Signature Bank/New York*	14,900	2,181,211
Simmons First National Corp., Class A	2,900	135,372
South State Corp.	2,000	151,980
Sterling Bancorp/Delaware	4,000	58,800
SunTrust Banks, Inc./Georgia	133,750	5,753,925
Susquehanna Bancshares, Inc.	58,700	828,844
SVB Financial Group*	13,400	1,929,332
Synovus Financial Corp.	42,300	1,303,686
Talmer Bancorp, Inc., Class A	3,900	65,325
TCF Financial Corp.	56,950	945,940
Texas Capital Bancshares, Inc.*	12,000	746,880
Tompkins Financial Corp.	9,239	496,319
Towne Bank/Virginia	16,379	266,814
Trustmark Corp.	11,650	291,017
U.S. Bancorp/Minnesota	407,690	17,693,746
UMB Financial Corp.	10,600	604,412
Umpqua Holdings Corp.	44,690	803,973
United Bankshares, Inc./West Virginia	14,100	567,243
United Community Banks, Inc./Georgia	4,800	100,176
Valley National Bancorp	71,829	740,557
Webster Financial Corp.	25,700	1,016,435
Wells Fargo & Co.	1,133,719	63,760,357
WesBanco, Inc.	15,000	510,300
Westamerica Bancorp	1,900	96,235
Western Alliance Bancorp*	14,200	479,392
Wintrust Financial Corp.	11,500	613,870
Zions Bancorp	49,600	1,574,056

		328,242,377

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	13,740	3,003,564
Ameriprise Financial, Inc.	46,760	5,841,727
Artisan Partners Asset Management, Inc., Class A	5,300	246,238
Bank of New York Mellon Corp.	272,950	11,455,711
BGC Partners, Inc., Class A	21,900	191,625
BlackRock, Inc.	30,510	10,555,850
Charles Schwab Corp.	283,734	9,263,915
Cohen & Steers, Inc.	11,400	388,512
E*TRADE Financial Corp.*	83,210	2,492,139
Eaton Vance Corp.	34,740	1,359,376
Evercore Partners, Inc., Class A	8,400	453,264

Federated Investors, Inc., Class B	23,300	780,317
Financial Engines, Inc.	13,900	590,472
Franklin Resources, Inc.	94,390	4,627,942
GAMCO Investors, Inc., Class A	6,600	453,486
Goldman Sachs Group, Inc.	105,100	21,943,829
Greenhill & Co., Inc.	5,300	219,049
HFF, Inc., Class A	5,100	212,823
Interactive Brokers Group, Inc., Class A	14,040	583,502
Invesco Ltd.	112,700	4,225,123
Janus Capital Group, Inc.	31,300	535,856
KCG Holdings, Inc., Class A*	11,700	144,261
Lazard Ltd., Class A	34,700	1,951,528
Legg Mason, Inc.	30,750	1,584,547
LPL Financial Holdings, Inc.	22,800	1,059,972
Moelis & Co., Class A	3,200	91,872
Morgan Stanley	375,973	14,583,993
Northern Trust Corp.	58,450	4,469,087
NorthStar Asset Management Group, Inc.	48,550	897,690
OM Asset Management plc	7,400	131,646
Piper Jaffray Cos.*	6,800	296,752
Raymond James Financial, Inc.	37,500	2,234,250
SEI Investments Co.	42,150	2,066,615
State Street Corp.	100,150	7,711,550
Stifel Financial Corp.*	15,339	885,674
T. Rowe Price Group, Inc.	66,280	5,151,944
TD Ameritrade Holding Corp.	67,936	2,501,404
Virtu Financial, Inc., Class A*	4,100	96,268
Virtus Investment Partners, Inc.	1,200	158,700
Waddell & Reed Financial, Inc., Class A	23,920	1,131,655
WisdomTree Investments, Inc.	27,400	601,841

		127,175,569

Consumer Finance (0.8%)
Ally Financial, Inc.*	117,200	2,628,796
American Express Co.	210,256	16,341,096
Capital One Financial Corp.	132,970	11,697,371
Credit Acceptance Corp.*	1,900	467,742
Discover Financial Services	107,670	6,203,945
Encore Capital Group, Inc.*	2,300	98,302
First Cash Financial Services, Inc.*	3,900	177,801
Navient Corp.	117,584	2,141,205
Nelnet, Inc., Class A	3,400	147,254
PRA Group, Inc.*	17,400	1,084,194
Santander Consumer USA Holdings, Inc.*	21,800	557,426
SLM Corp.*	117,584	1,160,554
Springleaf Holdings, Inc.*	11,300	518,783
Synchrony Financial*	32,800	1,080,104

		44,304,573

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	452,585	61,601,344
CBOE Holdings, Inc.	27,200	1,556,384
CME Group, Inc./Illinois	78,165	7,274,035
FNFV Group*	19,760	303,909

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Intercontinental Exchange, Inc.	27,078	$6,054,912
Leucadia National Corp.	91,388	2,218,901
MarketAxess Holdings, Inc.	10,860	1,007,482
McGraw Hill Financial, Inc.	69,030	6,934,063
Moody’s Corp.	44,250	4,777,230
MSCI, Inc.	28,834	1,774,733
NASDAQ OMX Group, Inc.	29,600	1,444,776
On Deck Capital, Inc.*	6,600	76,428
PHH Corp.*	8,200	213,446
Voya Financial, Inc.	55,700	2,588,379

		97,826,022

Insurance (3.0%)
ACE Ltd.	82,800	8,419,104
Aflac, Inc.	105,550	6,565,210
Alleghany Corp.*	4,754	2,228,485
Allied World Assurance Co. Holdings AG	25,640	1,108,161
Allstate Corp.	100,240	6,502,569
American Equity Investment Life Holding Co.	17,400	469,452
American Financial Group, Inc./Ohio	16,830	1,094,623
American International Group, Inc.	324,536	20,062,816
American National Insurance Co.	4,000	409,280
AmTrust Financial Services, Inc.	9,300	609,243
Aon plc	69,278	6,905,631
Arch Capital Group Ltd.*	35,700	2,390,472
Argo Group International Holdings Ltd.	2,300	128,110
Arthur J. Gallagher & Co.	39,500	1,868,350
Aspen Insurance Holdings Ltd.	18,170	870,343
Assurant, Inc.	17,600	1,179,200
Assured Guaranty Ltd.	49,500	1,187,505
Axis Capital Holdings Ltd.	25,170	1,343,323
Brown & Brown, Inc.	35,300	1,159,958
Chubb Corp.	57,060	5,428,688
Cincinnati Financial Corp.	48,520	2,434,734
CNA Financial Corp.	9,600	366,816
CNO Financial Group, Inc.	59,300	1,088,155
Endurance Specialty Holdings Ltd.	11,700	768,690
Enstar Group Ltd.*	1,200	185,940
Erie Indemnity Co., Class A	10,800	886,356
Everest Reinsurance Group Ltd.	12,500	2,275,125
FBL Financial Group, Inc., Class A	1,100	63,492
Fidelity & Guaranty Life	900	21,267
First American Financial Corp.	26,400	982,344
FNF Group	78,189	2,892,211
Genworth Financial, Inc., Class A*	142,000	1,074,940
Hanover Insurance Group, Inc.	10,690	791,381
Hartford Financial Services Group, Inc.	105,010	4,365,266
HCC Insurance Holdings, Inc.	27,780	2,134,615
Horace Mann Educators Corp.	3,000	109,140
Kemper Corp.	13,500	520,425
Lincoln National Corp.	68,750	4,071,375
Loews Corp.	87,192	3,357,764

Maiden Holdings Ltd.	3,000	47,340
Markel Corp.*	3,460	2,770,353
Marsh & McLennan Cos., Inc.	134,750	7,640,325
MBIA, Inc.*	43,200	259,632
Mercury General Corp.	4,000	222,600
MetLife, Inc.	234,860	13,149,811
Montpelier Reinsurance Holdings Ltd.	7,900	312,050
National General Holdings Corp.	2,500	52,075
Navigators Group, Inc.*	400	31,024
Old Republic International Corp.	71,894	1,123,703
OneBeacon Insurance Group Ltd., Class A	19,300	280,043
PartnerReinsurance Ltd.	13,560	1,742,460
Primerica, Inc.	14,700	671,643
Principal Financial Group, Inc.	76,600	3,928,814
ProAssurance Corp.	19,000	877,990
Progressive Corp.	151,200	4,207,896
Prudential Financial, Inc.	113,731	9,953,737
Reinsurance Group of America, Inc.	19,910	1,888,862
RenaissanceReinsurance Holdings Ltd.	13,160	1,335,872
RLI Corp.	16,280	836,629
Selective Insurance Group, Inc.	4,400	123,420
StanCorp Financial Group, Inc.	12,780	966,296
Symetra Financial Corp.	21,300	514,821
Third Point Reinsurance Ltd.*	5,500	81,125
Torchmark Corp.	32,605	1,898,263
Travelers Cos., Inc.	79,470	7,681,570
Unum Group	72,500	2,591,875
Validus Holdings Ltd.	24,958	1,097,902
W. R. Berkley Corp.	27,100	1,407,303
White Mountains Insurance Group Ltd.	1,700	1,113,398
XL Group plc	73,270	2,725,644

		169,855,035

Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	17,000	494,870
Alexander’s, Inc. (REIT)	1,600	656,000
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,616,261
Altisource Residential Corp. (REIT)	2,500	42,125
American Assets Trust, Inc. (REIT)	4,300	168,603
American Campus Communities, Inc. (REIT)	28,300	1,066,627
American Capital Agency Corp. (REIT)	95,100	1,746,987
American Homes 4 Rent (REIT), Class A	30,400	487,616
American Realty Capital Properties, Inc. (REIT)	236,500	1,922,745
American Tower Corp. (REIT)	104,500	9,748,805
Annaly Capital Management, Inc. (REIT)	250,458	2,301,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Apartment Investment & Management Co. (REIT), Class A	43,188	$1,594,933
Apple Hospitality REIT, Inc. (REIT)	45,300	854,811
ARMOUR Residential REIT, Inc. (REIT)	69,100	194,171
Associated Estates Realty Corp. (REIT)	10,600	303,478
AvalonBay Communities, Inc. (REIT)	33,649	5,379,466
BioMed Realty Trust, Inc. (REIT)	49,800	963,132
Boston Properties, Inc. (REIT)	37,870	4,583,785
Brandywine Realty Trust (REIT)	51,000	677,280
Brixmor Property Group, Inc. (REIT)	42,100	973,773
Camden Property Trust (REIT)	24,880	1,848,086
Capstead Mortgage Corp. (REIT)	8,600	95,460
CBL & Associates Properties, Inc. (REIT)	47,891	775,834
Chambers Street Properties (REIT)	63,700	506,415
Chesapeake Lodging Trust (REIT)	13,900	423,672
Chimera Investment Corp. (REIT)	72,140	989,039
Colony Capital, Inc. (REIT), Class A	19,100	432,615
Columbia Property Trust, Inc. (REIT)	32,600	800,330
Communications Sales & Leasing, Inc. (REIT)	31,402	776,257
CoreSite Realty Corp. (REIT)	2,200	99,968
Corporate Office Properties Trust (REIT)	24,809	584,004
Corrections Corp. of America (REIT)	34,743	1,149,298
Cousins Properties, Inc. (REIT)	51,713	536,781
Crown Castle International Corp. (REIT)	86,250	6,925,875
CubeSmart (REIT)	39,700	919,452
CyrusOne, Inc. (REIT)	8,000	235,600
CYS Investments, Inc. (REIT)	37,400	289,102
DCT Industrial Trust, Inc. (REIT)	22,850	718,404
DDR Corp. (REIT)	84,708	1,309,586
DiamondRock Hospitality Co. (REIT)	58,300	746,823
Digital Realty Trust, Inc. (REIT)	37,589	2,506,435
Douglas Emmett, Inc. (REIT)	37,000	996,780
Duke Realty Corp. (REIT)	84,800	1,574,736
DuPont Fabros Technology, Inc. (REIT)	11,800	347,510
EastGroup Properties, Inc. (REIT)	10,300	579,169
Education Realty Trust, Inc. (REIT)	7,900	247,744

Empire State Realty Trust, Inc. (REIT), Class A	27,100	462,326
EPR Properties (REIT)	14,840	812,935
Equinix, Inc. (REIT)	14,739	3,743,706
Equity Commonwealth (REIT)*	33,000	847,110
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,146,244
Equity One, Inc. (REIT)	14,700	343,098
Equity Residential (REIT)	94,087	6,602,085
Essex Property Trust, Inc. (REIT)	15,977	3,395,112
Extra Space Storage, Inc. (REIT)	33,000	2,152,260
Federal Realty Investment Trust (REIT)	17,380	2,226,204
FelCor Lodging Trust, Inc. (REIT)	17,200	169,936
First Industrial Realty Trust, Inc. (REIT)	29,500	552,535
Franklin Street Properties Corp. (REIT)	3,300	37,323
Gaming and Leisure Properties, Inc. (REIT)	30,730	1,126,562
General Growth Properties, Inc. (REIT)	144,807	3,715,748
Geo Group, Inc. (REIT)	24,883	850,003
Government Properties Income Trust (REIT)	18,800	348,740
Gramercy Property Trust, Inc. (REIT)	7,000	163,590
Hatteras Financial Corp. (REIT)	19,300	314,590
HCP, Inc. (REIT)	114,997	4,193,941
Health Care REIT, Inc. (REIT)	83,317	5,468,095
Healthcare Realty Trust, Inc. (REIT)	23,600	548,936
Healthcare Trust of America, Inc. (REIT), Class A	30,900	740,055
Hersha Hospitality Trust (REIT)	4,800	123,072
Highwoods Properties, Inc. (REIT)	29,530	1,179,723
Home Properties, Inc. (REIT)	13,610	994,210
Hospitality Properties Trust (REIT)	43,400	1,250,788
Host Hotels & Resorts, Inc. (REIT)	199,613	3,958,326
Hudson Pacific Properties, Inc. (REIT)	16,300	462,431
InfraREIT, Inc. (REIT)	7,300	207,028
Inland Real Estate Corp. (REIT)	36,000	339,120
Invesco Mortgage Capital, Inc. (REIT)	38,200	547,024
Investors Real Estate Trust (REIT)	16,100	114,954
Iron Mountain, Inc. (REIT)	56,801	1,760,831
iStar Financial, Inc. (REIT)*	7,600	101,232
Kilroy Realty Corp. (REIT)	21,800	1,463,870
Kimco Realty Corp. (REIT)	101,522	2,288,306
Kite Realty Group Trust (REIT)	20,300	496,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Lamar Advertising Co. (REIT), Class A	21,400	$1,230,072
Ladder Capital Corp. (REIT)	25,500	442,425
LaSalle Hotel Properties (REIT)	26,100	925,506
Lexington Realty Trust (REIT)	45,500	385,840
Liberty Property Trust (REIT)	38,452	1,238,923
LTC Properties, Inc. (REIT)	5,500	228,800
Macerich Co. (REIT)	39,484	2,945,506
Mack-Cali Realty Corp. (REIT)	25,239	465,155
Medical Properties Trust, Inc. (REIT)	42,800	561,108
MFA Financial, Inc. (REIT)	120,050	887,169
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,435,522
Monogram Residential Trust, Inc. (REIT)	10,100	91,102
National Health Investors, Inc. (REIT)	7,000	436,100
National Retail Properties, Inc. (REIT)	38,290	1,340,533
New Residential Investment Corp. (REIT)	48,750	742,950
New York REIT, Inc. (REIT)	45,900	456,705
NorthStar Realty Finance Corp. (REIT)	84,450	1,342,755
Omega Healthcare Investors, Inc. (REIT)	44,440	1,525,625
Outfront Media, Inc. (REIT)	34,770	877,595
Paramount Group, Inc. (REIT)	37,600	645,216
Parkway Properties, Inc. (REIT)	15,500	270,320
Pebblebrook Hotel Trust (REIT)	16,400	703,232
Pennsylvania Real Estate Investment Trust (REIT)	9,400	200,596
PennyMac Mortgage Investment Trust (REIT)	13,900	242,277
Physicians Realty Trust (REIT)	4,500	69,120
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,030,774
Plum Creek Timber Co., Inc. (REIT)	51,914	2,106,151
Post Properties, Inc. (REIT)	18,200	989,534
Potlatch Corp. (REIT)	8,100	286,092
Prologis, Inc. (REIT)	126,164	4,680,684
PS Business Parks, Inc. (REIT)	4,300	310,245
Public Storage (REIT)	36,402	6,711,437
QTS Realty Trust, Inc. (REIT), Class A	8,000	291,600
Ramco-Gershenson Properties Trust (REIT)	10,000	163,200
Rayonier, Inc. (REIT)	40,425	1,032,859
Realty Income Corp. (REIT)	60,028	2,664,643
Redwood Trust, Inc. (REIT)	17,800	279,460
Regency Centers Corp. (REIT)	23,586	1,391,102
Retail Opportunity Investments Corp. (REIT)	9,900	154,638
Retail Properties of America, Inc. (REIT), Class A	61,600	858,088
RLJ Lodging Trust (REIT)	33,200	988,696
Ryman Hospitality Properties, Inc. (REIT)	10,751	570,986

Sabra Health Care REIT, Inc. (REIT)	14,700	378,378
Select Income REIT (REIT)	13,000	268,320
Senior Housing Properties Trust (REIT)	54,290	952,789
Simon Property Group, Inc. (REIT)	77,559	13,419,258
SL Green Realty Corp. (REIT)	24,000	2,637,360
Sovran Self Storage, Inc. (REIT)	6,900	599,679
Spirit Realty Capital, Inc. (REIT)	104,667	1,012,130
STAG Industrial, Inc. (REIT)	10,800	216,000
STORE Capital Corp. (REIT)	17,400	349,740
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	642,360
Summit Hotel Properties, Inc. (REIT)	5,600	72,856
Sun Communities, Inc. (REIT)	12,300	760,509
Sunstone Hotel Investors, Inc. (REIT)	53,787	807,343
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	935,150
Taubman Centers, Inc. (REIT)	20,600	1,431,700
Two Harbors Investment Corp. (REIT)	86,200	839,588
UDR, Inc. (REIT)	62,836	2,012,637
Urban Edge Properties (REIT)	23,923	497,359
Ventas, Inc. (REIT)	84,979	5,276,346
Vornado Realty Trust (REIT)	47,847	4,542,116
Washington Real Estate Investment Trust (REIT)	13,470	349,547
Weingarten Realty Investors (REIT)	36,986	1,209,072
Weyerhaeuser Co. (REIT)	136,533	4,300,790
WP Carey, Inc. (REIT)	25,900	1,526,546
WP GLIMCHER, Inc. (REIT)	50,150	678,530
Xenia Hotels & Resorts, Inc. (REIT)	27,200	591,328

		207,948,714

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	15,180	598,092
CBRE Group, Inc., Class A*	79,250	2,932,250
Forest City Enterprises, Inc., Class A*	50,700	1,120,470
Howard Hughes Corp.*	11,200	1,607,648
Jones Lang LaSalle, Inc.	12,100	2,069,100
Kennedy-Wilson Holdings, Inc.	22,600	555,734
Marcus & Millichap, Inc.*	5,100	235,314
Realogy Holdings Corp.*	34,100	1,593,152
St. Joe Co.*	12,400	192,572

		10,904,332

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	282,695
Bank Mutual Corp.	32,000	245,440
Beneficial Bancorp, Inc.*	31,416	392,386
BofI Holding, Inc.*	3,700	391,127
Brookline Bancorp, Inc.	29,000	327,410
Capitol Federal Financial, Inc.	40,986	493,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Dime Community Bancshares, Inc.	24,800	$420,112
Essent Group Ltd.*	18,300	500,505
EverBank Financial Corp.	14,600	286,890
Flagstar Bancorp, Inc.*	1,300	24,024
Hudson City Bancorp, Inc.	129,590	1,280,349
Kearny Financial Corp.*	49,832	556,125
MGIC Investment Corp.*	75,800	862,604
Nationstar Mortgage Holdings, Inc.*	17,900	300,720
New York Community Bancorp, Inc.	108,550	1,995,149
Northwest Bancshares, Inc.	22,100	283,322
Ocwen Financial Corp.*	28,200	287,640
Provident Financial Services, Inc.	1,500	28,485
Radian Group, Inc.	50,400	945,504
TFS Financial Corp.	36,000	605,520
TrustCo Bank Corp.	21,500	151,145
Washington Federal, Inc.	23,100	539,385

		11,200,009

Total Financials		997,456,631

Health Care (15.0%)
Biotechnology (3.5%)
ACADIA Pharmaceuticals, Inc.*	22,600	946,488
Acceleron Pharma, Inc.*	1,800	56,952
Achillion Pharmaceuticals, Inc.*	49,600	439,456
Acorda Therapeutics, Inc.*	8,500	283,305
Aduro Biotech, Inc.*	2,800	84,924
Aegerion Pharmaceuticals, Inc.*	8,100	153,657
Agenus, Inc.*	22,800	196,764
Agios Pharmaceuticals, Inc.*	6,300	700,182
Alder Biopharmaceuticals, Inc.*	8,100	429,057
Alexion Pharmaceuticals, Inc.*	56,054	10,132,835
Alkermes plc*	37,600	2,419,184
Alnylam Pharmaceuticals, Inc.*	17,900	2,145,673
AMAG Pharmaceuticals, Inc.*	7,400	511,044
Amgen, Inc.	185,639	28,499,299
Amicus Therapeutics, Inc.*	22,900	324,035
Anacor Pharmaceuticals, Inc.*	8,100	627,183
Arena Pharmaceuticals, Inc.*	66,800	309,952
ARIAD Pharmaceuticals, Inc.*	49,900	412,673
Array BioPharma, Inc.*	16,100	116,081
Atara Biotherapeutics, Inc.*	2,800	147,728
BioCryst Pharmaceuticals, Inc.*	10,800	161,244
Biogen, Inc.*	57,260	23,129,604
BioMarin Pharmaceutical, Inc.*	39,500	5,402,810
Bluebird Bio, Inc.*	8,000	1,346,960
Blueprint Medicines Corp.*	2,900	76,821
Celgene Corp.*	193,038	22,341,253
Celldex Therapeutics, Inc.*	27,100	683,462
Cepheid, Inc.*	14,400	880,560
Chimerix, Inc.*	4,900	226,380
Clovis Oncology, Inc.*	6,700	588,796
Coherus Biosciences, Inc.*	3,000	86,700
Dyax Corp.*	34,100	903,650
Eagle Pharmaceuticals, Inc.*	3,500	283,010
Emergent BioSolutions, Inc.*	2,700	88,965

Enanta Pharmaceuticals, Inc.*	2,400	107,976
Epizyme, Inc.*	4,900	117,600
Esperion Therapeutics, Inc.*	5,600	457,856
Exact Sciences Corp.*	29,500	877,330
Exelixis, Inc.*	72,200	271,472
FibroGen, Inc.*	10,500	246,750
Foundation Medicine, Inc.*	2,400	81,216
Genomic Health, Inc.*	9,100	252,889
Gilead Sciences, Inc.	357,600	41,867,808
Halozyme Therapeutics, Inc.*	45,200	1,020,616
Heron Therapeutics, Inc.*	13,500	420,660
ImmunoGen, Inc.*	30,500	438,590
Incyte Corp.*	37,700	3,928,717
Insmed, Inc.*	3,700	90,354
Insys Therapeutics, Inc.*	19,000	682,480
Intercept Pharmaceuticals, Inc.*	3,200	772,416
Intrexon Corp.*	10,900	531,920
Ironwood Pharmaceuticals, Inc.*	22,200	267,732
Isis Pharmaceuticals, Inc.*	31,900	1,835,845
Juno Therapeutics, Inc.*	7,900	421,307
Karyopharm Therapeutics, Inc.*	10,700	291,147
Keryx Biopharmaceuticals, Inc.*	30,700	306,386
Kite Pharma, Inc.*	7,200	438,984
KYTHERA Biopharmaceuticals, Inc.*	6,300	474,453
Lexicon Pharmaceuticals, Inc.*	5,871	47,262
Ligand Pharmaceuticals, Inc.*	7,500	756,750
MacroGenics, Inc.*	2,100	79,737
MannKind Corp.*	59,400	337,986
Medivation, Inc.*	20,600	2,352,520
Merrimack Pharmaceuticals, Inc.*	10,500	129,832
MiMedx Group, Inc.*	10,200	118,218
Momenta Pharmaceuticals, Inc.*	11,700	266,877
Myriad Genetics, Inc.*	25,650	871,844
Neurocrine Biosciences, Inc.*	18,900	902,664
NewLink Genetics Corp.*	4,200	185,934
Northwest Biotherapeutics, Inc.*	7,700	76,461
Novavax, Inc.*	59,200	659,488
OncoMed Pharmaceuticals, Inc.*	1,300	29,250
Ophthotech Corp.*	8,900	463,334
OPKO Health, Inc.*	49,000	787,920
Osiris Therapeutics, Inc.*	1,400	27,244
OvaScience, Inc.*	7,500	216,975
PDL BioPharma, Inc.	58,500	376,155
Portola Pharmaceuticals, Inc.*	11,200	510,160
Prothena Corp. plc*	5,500	289,685
PTC Therapeutics, Inc.*	6,000	288,780
Puma Biotechnology, Inc.*	6,100	712,175
Radius Health, Inc.*	6,900	467,130
Raptor Pharmaceutical Corp.*	11,700	184,743
Receptos, Inc.*	7,700	1,463,385
Regeneron Pharmaceuticals, Inc.*	19,400	9,896,522
Repligen Corp.*	3,700	152,699
Retrophin, Inc.*	7,300	241,995
Sage Therapeutics, Inc.*	5,900	430,700
Sangamo BioSciences, Inc.*	10,200	113,118
Sarepta Therapeutics, Inc.*	11,700	356,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Seattle Genetics, Inc.*	23,100	$1,118,040
Spark Therapeutics, Inc.*	2,500	150,675
Synergy Pharmaceuticals, Inc.*	55,500	460,650
TESARO, Inc.*	4,300	252,797
TG Therapeutics, Inc.*	6,300	104,517
Ultragenyx Pharmaceutical, Inc.*	8,700	890,793
United Therapeutics Corp.*	13,000	2,261,350
Vertex Pharmaceuticals, Inc.*	60,700	7,495,236
Xencor, Inc.*	2,800	61,516
Zafgen, Inc.*	2,000	69,260
ZIOPHARM Oncology, Inc.*	37,668	452,016

		198,449,615

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.	3,300	169,884
Abbott Laboratories	368,250	18,073,710
ABIOMED, Inc.*	9,900	650,727
Alere, Inc.*	21,250	1,120,937
Align Technology, Inc.*	21,700	1,360,807
Analogic Corp.	1,200	94,680
Atrion Corp.	100	39,231
Baxter International, Inc.	133,480	9,334,256
Becton, Dickinson and Co.	50,950	7,217,068
Boston Scientific Corp.*	344,600	6,099,420
C.R. Bard, Inc.	19,480	3,325,236
Cantel Medical Corp.	14,350	770,165
Cardiovascular Systems, Inc.*	2,700	71,415
CONMED Corp.	1,600	93,232
Cooper Cos., Inc.	11,800	2,100,046
Cyberonics, Inc.*	8,600	511,356
Cynosure, Inc., Class A*	1,900	73,302
DENTSPLY International, Inc.	37,900	1,953,745
DexCom, Inc.*	20,100	1,607,598
Edwards Lifesciences Corp.*	28,400	4,045,012
Endologix, Inc.*	6,000	92,040
Globus Medical, Inc., Class A*	14,100	361,947
Greatbatch, Inc.*	10,500	566,160
Haemonetics Corp.*	21,800	901,648
Halyard Health, Inc.*	12,275	497,138
HeartWare International, Inc.*	4,300	312,567
Hill-Rom Holdings, Inc.	14,830	805,714
Hologic, Inc.*	62,600	2,382,556
ICU Medical, Inc.*	3,300	315,678
IDEXX Laboratories, Inc.*	29,200	1,872,888
Inogen, Inc.*	2,300	102,580
Insulet Corp.*	17,800	551,533
Integra LifeSciences Holdings Corp.*	10,300	693,911
Intuitive Surgical, Inc.*	9,300	4,505,850
Invacare Corp.	1,900	41,097
K2M Group Holdings, Inc.*	1,600	38,432
LDR Holding Corp.*	2,500	108,125
Masimo Corp.*	19,000	736,060
Medtronic plc	346,785	25,696,768
Meridian Bioscience, Inc.	16,100	300,104
Merit Medical Systems, Inc.*	2,300	49,542
Natus Medical, Inc.*	2,600	110,656
Neogen Corp.*	9,900	469,656
Nevro Corp.*	5,600	301,000
NuVasive, Inc.*	12,950	613,571
NxStage Medical, Inc.*	6,000	85,710

Quidel Corp.*	1,700	39,015
ResMed, Inc.	34,700	1,956,039
Rockwell Medical, Inc.*	7,700	124,124
Sirona Dental Systems, Inc.*	14,100	1,415,922
Spectranetics Corp.*	5,800	133,458
St. Jude Medical, Inc.	68,400	4,997,988
STERIS Corp.	16,360	1,054,238
Stryker Corp.	84,370	8,063,241
Teleflex, Inc.	10,900	1,476,405
Thoratec Corp.*	13,200	588,324
Tornier N.V.*	1,600	39,984
Varian Medical Systems, Inc.*	27,110	2,286,186
West Pharmaceutical Services, Inc.	23,000	1,335,840
Wright Medical Group, Inc.*	21,200	556,712
Zeltiq Aesthetics, Inc.*	7,700	226,919
Zimmer Biomet Holdings, Inc.	42,400	4,631,352

		130,150,505

Health Care Providers & Services (3.0%)
AAC Holdings, Inc.*	2,000	87,120
Acadia Healthcare Co., Inc.*	14,500	1,135,785
Aceto Corp.	1,400	34,482
Adeptus Health, Inc., Class A*	2,200	208,978
Aetna, Inc.	84,997	10,833,718
Air Methods Corp.*	12,600	520,884
Amedisys, Inc.*	3,700	147,001
AmerisourceBergen Corp.	53,500	5,689,190
AMN Healthcare Services, Inc.*	5,800	183,222
Amsurg Corp.*	10,200	713,490
Anthem, Inc.	64,080	10,518,091
Bio-Reference Laboratories, Inc.*	13,100	540,375
Brookdale Senior Living, Inc.*	50,735	1,760,504
Capital Senior Living Corp.*	1,300	31,850
Cardinal Health, Inc.	85,000	7,110,250
Catamaran Corp.*	55,692	3,401,667
Centene Corp.*	29,800	2,395,920
Chemed Corp.	4,200	550,620
Cigna Corp.	62,640	10,147,680
Civitas Solutions, Inc.*	500	10,665
Community Health Systems, Inc.*	33,267	2,094,823
DaVita HealthCare Partners, Inc.*	45,900	3,647,673
Ensign Group, Inc.	1,500	76,590
Envision Healthcare Holdings, Inc.*	45,200	1,784,496
ExamWorks Group, Inc.*	2,400	93,840
Express Scripts Holding Co.*	177,451	15,782,492
Genesis Healthcare, Inc.*	1,300	8,580
Hanger, Inc.*	1,400	32,816
HCA Holdings, Inc.*	78,000	7,076,160
Health Net, Inc.*	20,940	1,342,673
HealthEquity, Inc.*	5,400	173,070
HealthSouth Corp.	24,800	1,142,288
Henry Schein, Inc.*	22,250	3,162,170
Humana, Inc.	36,400	6,962,592
IPC Healthcare, Inc.*	1,200	66,468
Kindred Healthcare, Inc.	27,300	553,917
Laboratory Corp. of America Holdings*	24,435	2,962,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

LHC Group, Inc.*	1,000	$38,250
LifePoint Health, Inc.*	14,250	1,239,038
Magellan Health, Inc.*	9,200	644,644
McKesson Corp.	56,780	12,764,712
MEDNAX, Inc.*	22,740	1,685,261
Molina Healthcare, Inc.*	12,900	906,870
National HealthCare Corp.	200	12,998
Omnicare, Inc.	24,320	2,292,160
Owens & Minor, Inc.	26,850	912,900
Patterson Cos., Inc.	27,600	1,342,740
PharMerica Corp.*	14,270	475,191
Premier, Inc., Class A*	17,800	684,588
Providence Service Corp.*	1,100	48,708
Quest Diagnostics, Inc.	38,630	2,801,448
Select Medical Holdings Corp.	28,400	460,080
Surgical Care Affiliates, Inc.*	1,400	53,732
Team Health Holdings, Inc.*	19,500	1,273,935
Tenet Healthcare Corp.*	31,275	1,810,197
UnitedHealth Group, Inc.	231,620	28,257,640
Universal American Corp.*	30,800	311,696
Universal Health Services, Inc., Class B	23,080	3,279,668
VCA, Inc.*	23,650	1,286,678
WellCare Health Plans, Inc.*	14,900	1,263,967

		166,831,252

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	881,676
athenahealth, Inc.*	11,900	1,363,502
Castlight Health, Inc., Class B*	28,700	233,618
Cerner Corp.*	76,700	5,296,902
HealthStream, Inc.*	1,900	57,798
HMS Holdings Corp.*	28,800	494,496
IMS Health Holdings, Inc.*	32,500	996,125
Inovalon Holdings, Inc., Class A*	10,900	304,110
MedAssets, Inc.*	10,400	229,424
Medidata Solutions, Inc.*	13,600	738,752
Omnicell, Inc.*	1,900	71,649
Press Ganey Holdings, Inc.*	2,100	60,207
Quality Systems, Inc.	6,500	107,705
Veeva Systems, Inc., Class A*	11,500	322,345

		11,158,309

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.*	1,700	43,877
Affymetrix, Inc.*	6,800	74,256
Agilent Technologies, Inc.	86,230	3,326,753
Bio-Rad Laboratories, Inc., Class A*	5,100	768,111
Bio-Techne Corp.	11,450	1,127,482
Bruker Corp.*	27,900	569,439
Cambrex Corp.*	3,400	149,396
Charles River Laboratories International, Inc.*	12,250	861,665
Fluidigm Corp.*	3,700	89,540
Illumina, Inc.*	35,900	7,839,124
INC Research Holdings, Inc., Class A*	3,700	148,444
Luminex Corp.*	2,400	41,424

Mettler-Toledo International, Inc.*	7,200	2,458,512
PAREXEL International Corp.*	14,570	936,997
PerkinElmer, Inc.	27,500	1,447,600
PRA Health Sciences, Inc.*	2,200	79,926
QIAGEN N.V.*	59,200	1,467,568
Quintiles Transnational Holdings, Inc.*	19,300	1,401,373
Thermo Fisher Scientific, Inc.	96,850	12,567,256
VWR Corp.*	11,600	310,068
Waters Corp.*	21,500	2,760,170

		38,468,981

Pharmaceuticals (5.3%)
AbbVie, Inc.	425,904	28,616,490
Akorn, Inc.*	16,200	707,292
Allergan plc*	95,462	28,968,898
Amphastar Pharmaceuticals, Inc.*	4,000	70,320
ANI Pharmaceuticals, Inc.*	3,000	186,150
Bristol-Myers Squibb Co.	409,830	27,270,088
Catalent, Inc.*	20,400	598,332
Cempra, Inc.*	6,800	233,648
Corcept Therapeutics, Inc.*	4,200	25,242
Depomed, Inc.*	12,200	261,812
Eli Lilly & Co.	241,210	20,138,623
Endo International plc*	43,854	3,492,971
Hospira, Inc.*	41,350	3,668,158
Impax Laboratories, Inc.*	17,900	821,968
Intersect ENT, Inc.*	4,900	140,287
Intra-Cellular Therapies, Inc.*	2,700	86,265
Jazz Pharmaceuticals plc*	15,500	2,729,085
Johnson & Johnson	674,860	65,771,856
Lannett Co., Inc.*	9,600	570,624
Mallinckrodt plc*	28,292	3,330,534
Medicines Co.*	11,200	320,432
Merck & Co., Inc.	687,490	39,138,806
Mylan N.V.*	102,250	6,938,685
Nektar Therapeutics*	37,000	462,870
Omeros Corp.*	6,000	107,940
Pacira Pharmaceuticals, Inc.*	7,500	530,400
Perrigo Co. plc	35,600	6,579,948
Pfizer, Inc.	1,498,517	50,245,275
Phibro Animal Health Corp., Class A	1,700	66,198
Prestige Brands Holdings, Inc.*	14,500	670,480
Relypsa, Inc.*	4,100	135,669
Revance Therapeutics, Inc.*	2,900	92,742
Sagent Pharmaceuticals, Inc.*	3,600	87,516
Sucampo Pharmaceuticals, Inc., Class A*	5,100	83,793
Supernus Pharmaceuticals, Inc.*	17,600	298,848
Tetraphase Pharmaceuticals, Inc.*	4,100	194,504
TherapeuticsMD, Inc.*	13,200	103,752
Theravance Biopharma, Inc.*	3,700	48,174
Theravance, Inc.	17,500	316,225
Zoetis, Inc.	127,100	6,128,762
ZS Pharma, Inc.*	4,300	225,277

		300,464,939

Total Health Care		845,523,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (10.7%)
Aerospace & Defense (2.5%)
AAR Corp.	3,100	$98,797
Aerojet Rocketdyne Holdings, Inc.*	2,100	43,281
American Science & Engineering, Inc.	4,700	205,907
Astronics Corp.*	1,500	106,335
B/E Aerospace, Inc.	27,460	1,507,554
Boeing Co.	168,300	23,346,576
Cubic Corp.	5,300	252,174
Curtiss-Wright Corp.	12,700	919,988
DigitalGlobe, Inc.*	15,800	439,082
Esterline Technologies Corp.*	11,300	1,077,342
General Dynamics Corp.	70,970	10,055,739
HEICO Corp.	18,793	1,095,632
HEICO Corp., Class A	9,700	492,469
Hexcel Corp.	29,600	1,472,304
Honeywell International, Inc.	193,700	19,751,589
Huntington Ingalls Industries, Inc.	12,700	1,429,893
KLX, Inc.*	13,730	605,905
L-3 Communications Holdings, Inc.	22,470	2,547,649
Lockheed Martin Corp.	67,460	12,540,814
Moog, Inc., Class A*	12,000	848,160
Northrop Grumman Corp.	47,150	7,479,404
Orbital ATK, Inc.	14,569	1,068,782
Precision Castparts Corp.	33,670	6,729,623
Raytheon Co.	74,290	7,108,067
Rockwell Collins, Inc.	32,150	2,969,052
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,813,119
TASER International, Inc.*	13,500	449,685
Teledyne Technologies, Inc.*	8,700	917,937
Textron, Inc.	70,800	3,159,804
TransDigm Group, Inc.*	13,050	2,931,944
Triumph Group, Inc.	12,400	818,276
United Technologies Corp.	216,640	24,031,875

		138,314,758

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	6,000	329,760
C.H. Robinson Worldwide, Inc.	41,200	2,570,468
Expeditors International of Washington, Inc.	48,800	2,249,924
FedEx Corp.	69,050	11,766,120
Forward Air Corp.	1,700	88,842
Hub Group, Inc., Class A*	2,500	100,850
United Parcel Service, Inc., Class B	174,150	16,876,877
XPO Logistics, Inc.*	13,500	609,930

		34,592,771

Airlines (0.6%)
Alaska Air Group, Inc.	31,500	2,029,545
Allegiant Travel Co.	4,000	711,520
American Airlines Group, Inc.	177,200	7,076,482
Copa Holdings S.A., Class A	11,600	958,044
Delta Air Lines, Inc.	198,650	8,160,542
Hawaiian Holdings, Inc.*	18,200	432,250

JetBlue Airways Corp.*	69,900	1,451,124
SkyWest, Inc.	7,200	108,288
Southwest Airlines Co.	162,600	5,380,434
Spirit Airlines, Inc.*	17,100	1,061,910
United Continental Holdings, Inc.*	97,240	5,154,692
Virgin America, Inc.*	6,800	186,864

		32,711,695

Building Products (0.2%)
A.O. Smith Corp.	19,000	1,367,620
Advanced Drainage Systems, Inc.	3,800	111,454
Allegion plc	28,166	1,693,903
Apogee Enterprises, Inc.	2,300	121,072
Armstrong World Industries, Inc.*	8,100	431,568
Builders FirstSource, Inc.*	5,400	69,336
Fortune Brands Home & Security, Inc.	46,150	2,114,593
Lennox International, Inc.	11,010	1,185,667
Masco Corp.	87,400	2,330,958
Masonite International Corp.*	8,200	574,902
Nortek, Inc.*	200	16,626
Owens Corning, Inc.	35,170	1,450,763
Simpson Manufacturing Co., Inc.	7,600	258,400
Trex Co., Inc.*	2,300	113,689
USG Corp.*	22,500	625,275

		12,465,826

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	8,300	272,821
ADT Corp.	45,350	1,522,399
Brady Corp., Class A	9,800	242,452
Brink’s Co.	2,900	85,347
Cintas Corp.	23,200	1,962,488
Clean Harbors, Inc.*	16,200	870,588
Copart, Inc.*	37,000	1,312,760
Covanta Holding Corp.	32,000	678,080
Deluxe Corp.	17,000	1,054,000
Essendant, Inc.	12,100	474,925
G&K Services, Inc., Class A	1,000	69,140
Healthcare Services Group, Inc.	21,900	723,795
Herman Miller, Inc.	14,700	425,271
HNI Corp.	11,700	598,455
Interface, Inc.	5,500	137,775
KAR Auction Services, Inc.	36,400	1,361,360
Matthews International Corp., Class A	1,000	53,140
Mobile Mini, Inc.	11,600	487,664
MSA Safety, Inc.	5,900	286,209
Pitney Bowes, Inc.	54,520	1,134,561
R.R. Donnelley & Sons Co.	49,130	856,336
Republic Services, Inc.	65,335	2,559,172
Rollins, Inc.	31,500	898,695
Steelcase, Inc., Class A	12,800	242,048
Stericycle, Inc.*	21,800	2,919,238
Tetra Tech, Inc.	18,300	469,212
Tyco International plc	104,500	4,021,160
UniFirst Corp.	2,000	223,700
Waste Connections, Inc.	37,550	1,769,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Waste Management, Inc.	114,550	$5,309,393
West Corp.	15,100	454,510

		33,476,050

Construction & Engineering (0.2%)
AECOM*	32,802	1,085,090
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,582,515
Dycom Industries, Inc.*	8,300	488,455
EMCOR Group, Inc.	15,300	730,881
Fluor Corp.	36,560	1,938,046
Granite Construction, Inc.	6,400	227,264
Jacobs Engineering Group, Inc.*	37,100	1,507,002
KBR, Inc.	48,800	950,624
MasTec, Inc.*	18,700	371,569
Quanta Services, Inc.*	49,750	1,433,795

		10,315,241

Electrical Equipment (0.6%)
Acuity Brands, Inc.	12,200	2,195,756
AMETEK, Inc.	64,975	3,559,330
AZZ, Inc.	1,500	77,700
Babcock & Wilcox Co.	37,600	1,233,280
Eaton Corp. plc	119,697	8,078,351
Emerson Electric Co.	162,610	9,013,472
EnerSys, Inc.	13,300	934,857
Franklin Electric Co., Inc.	13,400	433,222
Generac Holdings, Inc.*	14,600	580,350
Hubbell, Inc., Class B	15,400	1,667,512
Polypore International, Inc.*	12,300	736,524
Regal Beloit Corp.	13,900	1,009,001
Rockwell Automation, Inc.	34,500	4,300,080
SolarCity Corp.*	11,100	594,405

		34,413,840

Industrial Conglomerates (1.9%)
3M Co.	154,330	23,813,119
Carlisle Cos., Inc.	17,300	1,732,076
Danaher Corp.	154,160	13,194,554
General Electric Co.	2,458,392	65,319,476
Raven Industries, Inc.	1,200	24,396
Roper Technologies, Inc.	25,850	4,458,091

		108,541,712

Machinery (1.9%)
Actuant Corp., Class A	12,300	284,007
AGCO Corp.	18,500	1,050,430
Albany International Corp., Class A	700	27,860
Allison Transmission Holdings, Inc.	43,700	1,278,662
Barnes Group, Inc.	15,200	592,648
Caterpillar, Inc.	146,910	12,460,906
Chart Industries, Inc.*	5,080	181,610
CLARCOR, Inc.	14,000	871,360
Colfax Corp.*	27,730	1,279,740
Crane Co.	18,600	1,092,378
Cummins, Inc.	47,360	6,213,159
Deere & Co.	85,240	8,272,542
Donaldson Co., Inc.	36,700	1,313,860
Dover Corp.	43,390	3,045,110
EnPro Industries, Inc.	1,300	74,386

Flowserve Corp.	35,740	1,882,069
Graco, Inc.	17,860	1,268,596
Greenbrier Cos., Inc.	6,300	295,155
Harsco Corp.	18,200	300,300
Hillenbrand, Inc.	9,800	300,860
IDEX Corp.	23,240	1,826,199
Illinois Tool Works, Inc.	72,810	6,683,230
Ingersoll-Rand plc	67,300	4,537,366
ITT Corp.	30,425	1,272,982
Joy Global, Inc.	26,480	958,576
Kennametal, Inc.	26,190	893,603
Lincoln Electric Holdings, Inc.	20,960	1,276,254
Manitowoc Co., Inc.	46,900	919,240
Meritor, Inc.*	12,300	161,376
Middleby Corp.*	14,000	1,571,220
Mueller Industries, Inc.	16,400	569,408
Mueller Water Products, Inc., Class A	10,600	96,460
Navistar International Corp.*	19,400	439,022
Nordson Corp.	20,060	1,562,473
Oshkosh Corp.	24,700	1,046,786
PACCAR, Inc.	86,330	5,508,717
Pall Corp.	26,000	3,235,700
Parker-Hannifin Corp.	33,710	3,921,484
Pentair plc	50,387	3,464,106
Proto Labs, Inc.*	2,300	155,204
RBC Bearings, Inc.*	3,900	279,864
Rexnord Corp.*	19,600	468,636
Snap-on, Inc.	14,900	2,372,825
SPX Corp.	13,300	962,787
Stanley Black & Decker, Inc.	40,635	4,276,427
Terex Corp.	33,030	767,948
Timken Co.	21,240	776,747
Toro Co.	19,440	1,317,643
Trinity Industries, Inc.	48,740	1,288,198
Valmont Industries, Inc.	7,700	915,299
WABCO Holdings, Inc.*	16,570	2,050,040
Wabtec Corp.	25,700	2,421,968
Watts Water Technologies, Inc., Class A	5,400	279,990
Woodward, Inc.	23,030	1,266,420
Xylem, Inc.	47,850	1,773,800

		103,403,636

Marine (0.0%)
Kirby Corp.*	14,250	1,092,405
Matson, Inc.	10,080	423,763

		1,516,168

Professional Services (0.4%)
Advisory Board Co.*	11,680	638,546
CBIZ, Inc.*	36,520	352,053
CEB, Inc.	11,800	1,027,308
Dun & Bradstreet Corp.	9,600	1,171,200
Equifax, Inc.	30,020	2,914,642
FTI Consulting, Inc.*	12,600	519,624
Huron Consulting Group, Inc.*	2,100	147,189
IHS, Inc., Class A*	18,700	2,405,381
Insperity, Inc.	1,600	81,440
Korn/Ferry International	3,600	125,172
ManpowerGroup, Inc.	20,980	1,875,192
Nielsen N.V.	73,400	3,286,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

On Assignment, Inc.*	13,500	$530,280
Paylocity Holding Corp.*	2,700	96,795
Resources Connection, Inc.	23,250	374,092
Robert Half International, Inc.	37,260	2,067,930
Towers Watson & Co., Class A	17,900	2,251,820
TriNet Group, Inc.*	9,600	243,360
TrueBlue, Inc.*	2,000	59,800
Verisk Analytics, Inc., Class A*	45,800	3,332,408
WageWorks, Inc.*	9,100	368,095

		23,868,445

Road & Rail (0.9%)
AMERCO	2,200	719,202
Avis Budget Group, Inc.*	28,490	1,255,839
Con-way, Inc.	19,100	732,867
CSX Corp.	240,450	7,850,692
Genesee & Wyoming, Inc., Class A*	14,700	1,119,846
Heartland Express, Inc.	14,400	291,312
Hertz Global Holdings, Inc.*	116,600	2,112,792
J.B. Hunt Transport Services, Inc.	23,050	1,892,175
Kansas City Southern	28,650	2,612,880
Knight Transportation, Inc.	11,800	315,532
Landstar System, Inc.	15,650	1,046,516
Norfolk Southern Corp.	79,070	6,907,555
Old Dominion Freight Line, Inc.*	15,750	1,080,529
Ryder System, Inc.	16,900	1,476,553
Swift Transportation Co.*	17,600	398,992
Union Pacific Corp.	213,120	20,325,254
Werner Enterprises, Inc.	18,100	475,125

		50,613,661

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	711,900
Aircastle Ltd.	3,700	83,879
Applied Industrial Technologies, Inc.	10,800	428,220
Beacon Roofing Supply, Inc.*	2,900	96,338
Fastenal Co.	71,500	3,015,870
GATX Corp.	13,700	728,155
HD Supply Holdings, Inc.*	41,500	1,459,970
MRC Global, Inc.*	20,100	310,344
MSC Industrial Direct Co., Inc., Class A	12,200	851,194
NOW, Inc.*	27,920	555,887
Textainer Group Holdings Ltd.	11,200	291,312
United Rentals, Inc.*	27,722	2,429,002
W.W. Grainger, Inc.	15,650	3,703,573
Watsco, Inc.	7,310	904,539
WESCO International, Inc.*	15,220	1,044,701

		16,614,884

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,388,184
Wesco Aircraft Holdings, Inc.*	17,300	262,095

		1,650,279

Total Industrials		602,498,966

Information Technology (18.7%)
Communications Equipment (1.5%)
ADTRAN, Inc.	6,300	102,375
Arista Networks, Inc.*	6,900	564,006
ARRIS Group, Inc.*	41,000	1,254,600
Brocade Communications Systems, Inc.	132,560	1,574,813
Ciena Corp.*	31,400	743,552
Cisco Systems, Inc.	1,237,670	33,986,418
CommScope Holding Co., Inc.*	25,600	781,056
EchoStar Corp., Class A*	10,500	511,140
F5 Networks, Inc.*	17,500	2,106,125
Finisar Corp.*	27,300	487,851
Harris Corp.	32,777	2,520,880
Infinera Corp.*	31,600	662,968
InterDigital, Inc.	10,700	608,723
Ixia*	2,800	34,832
JDS Uniphase Corp.*	76,350	884,133
Juniper Networks, Inc.	100,700	2,615,179
Motorola Solutions, Inc.	49,821	2,856,736
NETGEAR, Inc.*	2,800	84,056
Palo Alto Networks, Inc.*	17,700	3,092,190
Plantronics, Inc.	17,400	979,794
Polycom, Inc.*	31,600	361,504
QUALCOMM, Inc.	396,680	24,844,068
Ruckus Wireless, Inc.*	13,000	134,420
Ubiquiti Networks, Inc.	5,900	188,299
ViaSat, Inc.*	12,200	735,172

		82,714,890

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	80,840	4,686,295
Anixter International, Inc.*	7,700	501,655
Arrow Electronics, Inc.*	26,000	1,450,800
Avnet, Inc.	38,720	1,591,779
AVX Corp.	25,300	340,538
Badger Meter, Inc.	800	50,792
Belden, Inc.	10,900	885,407
Benchmark Electronics, Inc.*	2,300	50,094
CDW Corp.	32,100	1,100,388
Cognex Corp.	29,800	1,433,380
Coherent, Inc.*	5,400	342,792
Corning, Inc.	325,590	6,423,891
Dolby Laboratories, Inc., Class A	12,700	503,936
Fabrinet*	1,200	22,476
FARO Technologies, Inc.*	1,800	84,060
FEI Co.	10,800	895,644
FLIR Systems, Inc.	42,200	1,300,604
II-VI, Inc.*	2,900	55,042
Ingram Micro, Inc., Class A*	41,200	1,031,236
Insight Enterprises, Inc.*	2,600	77,766
InvenSense, Inc.*	21,300	321,630
IPG Photonics Corp.*	9,100	775,092
Itron, Inc.*	8,010	275,864
Jabil Circuit, Inc.	47,200	1,004,888
Keysight Technologies, Inc.*	43,115	1,344,757
Knowles Corp.*	25,045	453,315
Littelfuse, Inc.	6,500	616,785
Methode Electronics, Inc.	4,200	115,290
MTS Systems Corp.	700	48,265
National Instruments Corp.	35,700	1,051,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Newport Corp.*	1,800	$34,128
OSI Systems, Inc.*	1,100	77,869
Plexus Corp.*	8,300	364,204
Rofin-Sinar Technologies, Inc.*	1,300	35,880
Rogers Corp.*	1,000	66,140
Sanmina Corp.*	14,400	290,304
ScanSource, Inc.*	900	34,254
SYNNEX Corp.	7,200	526,968
Tech Data Corp.*	11,200	644,672
Trimble Navigation Ltd.*	77,400	1,815,804
TTM Technologies, Inc.*	11,100	110,889
Universal Display Corp.*	10,000	517,300
Vishay Intertechnology, Inc.	26,600	310,688
Zebra Technologies Corp., Class A*	12,400	1,377,020

		35,042,303

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	45,800	3,197,756
Bankrate, Inc.*	29,400	308,406
Benefitfocus, Inc.*	1,500	65,775
Box, Inc., Class A*	9,800	182,672
Cimpress N.V.*	9,700	816,352
comScore, Inc.*	8,500	452,710
Constant Contact, Inc.*	3,300	94,908
Cornerstone OnDemand, Inc.*	13,300	462,840
CoStar Group, Inc.*	7,535	1,516,494
Coupons.com, Inc.*	4,100	44,239
Cvent, Inc.*	2,400	61,872
Dealertrack Technologies, Inc.*	13,300	835,107
Demandware, Inc.*	8,100	575,748
EarthLink Holdings Corp.	12,500	93,625
eBay, Inc.*	295,670	17,811,161
Endurance International Group Holdings, Inc.*	5,200	107,432
Envestnet, Inc.*	8,400	339,612
Facebook, Inc., Class A*	526,600	45,163,849
GoDaddy, Inc., Class A*	5,600	157,864
Gogo, Inc.*	8,200	175,726
Google, Inc., Class A*	70,125	37,870,305
Google, Inc., Class C*	71,619	37,278,406
GrubHub, Inc.*	18,300	623,481
GTT Communications, Inc.*	1,500	35,805
Hortonworks, Inc.*	5,400	136,728
IAC/InterActiveCorp	18,350	1,461,761
j2 Global, Inc.	14,600	991,924
LendingClub Corp.*	19,500	287,625
LinkedIn Corp., Class A*	27,000	5,579,010
LogMeIn, Inc.*	2,100	135,429
Marketo, Inc.*	3,200	89,792
New Relic, Inc.*	4,300	151,317
NIC, Inc.	3,500	63,980
Pandora Media, Inc.*	53,500	831,390
Q2 Holdings, Inc.*	1,600	45,200
Rackspace Hosting, Inc.*	31,500	1,171,485
RetailMeNot, Inc.*	4,100	73,103
Shutterstock, Inc.*	4,300	252,152
SPS Commerce, Inc.*	800	52,640
Stamps.com, Inc.*	1,500	110,355
Textura Corp.*	1,600	44,528
TrueCar, Inc.*	13,100	157,069

Twitter, Inc.*	137,500	4,980,250
VeriSign, Inc.*	27,650	1,706,558
Web.com Group, Inc.*	4,400	106,568
WebMD Health Corp.*	2,800	123,984
Wix.com Ltd.*	2,300	54,326
Xoom Corp.*	4,200	88,431
Yahoo!, Inc.*	236,550	9,294,049
Yelp, Inc.*	13,200	567,996
Zillow Group, Inc., Class A*	11,762	1,020,236

		177,850,031

IT Services (3.3%)
Accenture plc, Class A	152,900	14,797,662
Acxiom Corp.*	7,200	126,576
Alliance Data Systems Corp.*	15,752	4,598,639
Amdocs Ltd.	45,210	2,468,014
Automatic Data Processing, Inc.	114,250	9,166,277
Black Knight Financial Services, Inc., Class A*	3,700	114,219
Blackhawk Network Holdings, Inc.*	13,400	552,080
Booz Allen Hamilton Holding Corp.	19,800	499,752
Broadridge Financial Solutions, Inc.	30,410	1,520,804
CACI International, Inc., Class A*	6,000	485,340
Cardtronics, Inc.*	5,700	211,185
Cognizant Technology Solutions Corp., Class A*	152,700	9,328,443
Computer Sciences Corp.	37,740	2,477,254
Convergys Corp.	37,300	950,777
CoreLogic, Inc.*	26,300	1,043,847
CSG Systems International, Inc.	2,700	85,482
DST Systems, Inc.	8,980	1,131,300
EPAM Systems, Inc.*	11,900	847,637
Euronet Worldwide, Inc.*	14,700	906,990
EVERTEC, Inc.	13,200	280,368
ExlService Holdings, Inc.*	1,400	48,412
Fidelity National Information Services, Inc.	74,625	4,611,825
Fiserv, Inc.*	57,600	4,771,008
FleetCor Technologies, Inc.*	21,600	3,370,896
Gartner, Inc.*	20,200	1,732,756
Genpact Ltd.*	41,700	889,461
Global Payments, Inc.	16,800	1,737,960
Heartland Payment Systems, Inc.	9,200	497,260
IGATE Corp.*	12,300	586,587
International Business Machines Corp.	220,931	35,936,636
Jack Henry & Associates, Inc.	23,030	1,490,041
Leidos Holdings, Inc.	21,037	849,264
Luxoft Holding, Inc.*	2,400	135,720
ManTech International Corp., Class A	6,500	188,500
MasterCard, Inc., Class A	243,300	22,743,684
MAXIMUS, Inc.	16,800	1,104,264
NeuStar, Inc., Class A*	17,390	507,962
Paychex, Inc.	83,810	3,929,013
Sabre Corp.	27,700	659,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Science Applications International Corp.	12,021	$635,310
Sykes Enterprises, Inc.*	1,200	29,100
Syntel, Inc.*	8,000	379,840
TeleTech Holdings, Inc.	17,750	480,670
Teradata Corp.*	39,260	1,452,620
Total System Services, Inc.	46,200	1,929,774
Unisys Corp.*	6,496	129,855
Vantiv, Inc., Class A*	32,500	1,241,175
VeriFone Systems, Inc.*	29,900	1,015,404
Virtusa Corp.*	1,500	77,100
Visa, Inc., Class A	476,400	31,990,260
Western Union Co.	139,760	2,841,321
WEX, Inc.*	10,100	1,151,097
Xerox Corp.	298,131	3,172,114

		183,908,795

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	2,500	68,725
Advanced Micro Devices, Inc.*	188,500	452,400
Altera Corp.	73,250	3,750,400
Ambarella, Inc.*	7,100	729,099
Amkor Technology, Inc.*	39,100	233,818
Analog Devices, Inc.	80,670	5,177,804
Applied Materials, Inc.	308,820	5,935,520
Atmel Corp.	109,700	1,081,093
Avago Technologies Ltd.	62,400	8,294,832
Broadcom Corp., Class A	138,770	7,145,267
Brooks Automation, Inc.	1,700	19,465
Cabot Microelectronics Corp.*	1,400	65,954
Cavium, Inc.*	16,300	1,121,603
Cirrus Logic, Inc.*	15,300	520,659
Cree, Inc.*	32,700	851,181
Cypress Semiconductor Corp.*	76,746	902,533
Diodes, Inc.*	1,600	38,576
Entegris, Inc.*	19,240	280,327
Fairchild Semiconductor International, Inc.*	36,000	625,680
First Solar, Inc.*	17,400	817,452
Freescale Semiconductor Ltd.*	27,400	1,095,178
Inphi Corp.*	4,100	93,726
Integrated Device Technology, Inc.*	34,800	755,160
Intel Corp.	1,154,490	35,113,813
Intersil Corp., Class A	33,600	420,336
KLA-Tencor Corp.	38,880	2,185,445
Lam Research Corp.	40,375	3,284,506
Lattice Semiconductor Corp.*	13,700	80,693
Linear Technology Corp.	67,650	2,992,159
MA-COM Technology Solutions Holdings, Inc.*	4,400	168,300
Marvell Technology Group Ltd.	101,330	1,336,036
Maxim Integrated Products, Inc.	81,250	2,809,219
Micrel, Inc.	6,500	90,350
Microchip Technology, Inc.	55,700	2,641,573
Micron Technology, Inc.*	270,150	5,089,626
Microsemi Corp.*	31,400	1,097,430
MKS Instruments, Inc.	13,200	500,808
Monolithic Power Systems, Inc.	9,900	502,029
NVIDIA Corp.	138,860	2,792,475
OmniVision Technologies, Inc.*	4,600	120,497

ON Semiconductor Corp.*	113,500	1,326,815
PMC-Sierra, Inc.*	34,200	292,752
Power Integrations, Inc.	6,400	289,152
Qorvo, Inc.*	34,317	2,754,626
Rambus, Inc.*	33,000	478,170
Semtech Corp.*	18,000	357,300
Silicon Laboratories, Inc.*	13,440	725,894
Skyworks Solutions, Inc.	49,400	5,142,540
SunEdison, Inc.*	73,470	2,197,488
SunPower Corp.*	11,900	338,079
Synaptics, Inc.*	10,300	893,371
Teradyne, Inc.	61,310	1,182,670
Tessera Technologies, Inc.	13,400	508,932
Texas Instruments, Inc.	253,190	13,041,817
Veeco Instruments, Inc.*	11,300	324,762
Xilinx, Inc.	70,200	3,100,032

		134,236,147

Software (3.9%)
ACI Worldwide, Inc.*	37,500	921,375
Activision Blizzard, Inc.	129,100	3,125,511
Adobe Systems, Inc.*	123,120	9,973,951
Advent Software, Inc.	14,000	618,940
ANSYS, Inc.*	23,300	2,125,892
Aspen Technology, Inc.*	20,800	947,440
Autodesk, Inc.*	62,550	3,132,191
AVG Technologies N.V.*	5,900	160,539
Barracuda Networks, Inc.*	3,800	150,556
Blackbaud, Inc.	13,000	740,350
Bottomline Technologies de, Inc.*	1,900	52,839
BroadSoft, Inc.*	2,900	100,253
CA, Inc.	78,750	2,306,587
Cadence Design Systems, Inc.*	82,930	1,630,404
Callidus Software, Inc.*	3,700	57,646
CDK Global, Inc.	41,850	2,259,063
Citrix Systems, Inc.*	43,350	3,041,436
CommVault Systems, Inc.*	15,300	648,873
Ebix, Inc.	3,700	120,657
Electronic Arts, Inc.*	78,300	5,206,950
Ellie Mae, Inc.*	7,200	502,488
Epiq Systems, Inc.	27,700	467,576
FactSet Research Systems, Inc.	12,500	2,031,375
Fair Isaac Corp.	8,000	726,240
FireEye, Inc.*	33,600	1,643,376
Fleetmatics Group plc*	3,300	154,539
Fortinet, Inc.*	40,400	1,669,732
Gigamon, Inc.*	4,300	141,857
Glu Mobile, Inc.*	19,700	122,337
Guidewire Software, Inc.*	13,500	714,555
HubSpot, Inc.*	4,300	213,194
Imperva, Inc.*	4,600	311,420
Infoblox, Inc.*	9,500	248,995
Informatica Corp.*	27,200	1,318,384
Interactive Intelligence Group, Inc.*	1,500	66,705
Intuit, Inc.	67,050	6,756,628
King Digital Entertainment plc	13,800	196,650
Manhattan Associates, Inc.*	24,000	1,431,600
Mentor Graphics Corp.	37,800	999,054
Microsoft Corp.	1,968,650	86,915,897
MicroStrategy, Inc., Class A*	2,000	340,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Monotype Imaging Holdings, Inc.	2,000	$48,220
NetScout Systems, Inc.*	10,700	392,369
NetSuite, Inc.*	8,900	816,575
Nuance Communications, Inc.*	84,490	1,479,420
Oracle Corp.	771,012	31,071,784
Paycom Software, Inc.*	5,600	191,240
Pegasystems, Inc.	13,500	309,015
Progress Software Corp.*	19,000	522,500
Proofpoint, Inc.*	9,200	585,764
PTC, Inc.*	33,950	1,392,629
Qlik Technologies, Inc.*	23,900	835,544
Qualys, Inc.*	6,200	250,170
RealPage, Inc.*	2,700	51,489
Red Hat, Inc.*	46,800	3,553,524
Rovi Corp.*	20,250	322,988
Salesforce.com, Inc.*	159,600	11,112,948
ServiceNow, Inc.*	37,500	2,786,625
Silver Spring Networks, Inc.*	3,600	44,676
SolarWinds, Inc.*	19,400	894,922
Solera Holdings, Inc.	21,110	940,662
Splunk, Inc.*	29,100	2,025,942
SS&C Technologies Holdings, Inc.	14,100	881,250
Symantec Corp.	178,090	4,140,593
Synchronoss Technologies, Inc.*	10,910	498,914
Synopsys, Inc.*	38,320	1,940,908
Tableau Software, Inc., Class A*	12,100	1,395,130
Take-Two Interactive Software, Inc.*	25,800	711,306
TiVo, Inc.*	18,500	187,590
Tyler Technologies, Inc.*	9,400	1,216,172
Ultimate Software Group, Inc.*	6,600	1,084,644
VASCO Data Security International, Inc.*	13,200	398,508
Verint Systems, Inc.*	14,800	899,026
VMware, Inc., Class A*	23,100	1,980,594
Workday, Inc., Class A*	24,400	1,863,916
Zendesk, Inc.*	7,800	173,238
Zynga, Inc., Class A*	123,800	354,068

		221,649,078

Technology Hardware, Storage & Peripherals (3.9%)
3D Systems Corp.*	28,530	556,906
Apple, Inc.	1,401,995	175,845,223
Cray, Inc.*	1,800	53,118
Diebold, Inc.	16,050	561,750
Eastman Kodak Co.*	1,400	23,520
Electronics for Imaging, Inc.*	12,900	561,279
EMC Corp.	472,590	12,471,650
Hewlett-Packard Co.	442,332	13,274,383
Lexmark International, Inc., Class A	18,690	826,098
NCR Corp.*	45,900	1,381,590
NetApp, Inc.	83,650	2,639,994
Nimble Storage, Inc.*	18,500	519,110
QLogic Corp.*	7,500	106,425
SanDisk Corp.	57,090	3,323,780
Stratasys Ltd.*	12,900	450,597
Super Micro Computer, Inc.*	6,200	183,396
Western Digital Corp.	55,570	4,357,799

		217,136,618

Total Information Technology		1,052,537,862

Materials (3.5%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	52,380	7,167,155
Airgas, Inc.	17,300	1,829,994
Albemarle Corp.	32,476	1,794,949
Ashland, Inc.	17,264	2,104,482
Axalta Coating Systems Ltd.*	24,500	810,460
Axiall Corp.	20,500	739,025
Balchem Corp.	7,600	423,472
Cabot Corp.	19,700	734,613
Celanese Corp.	37,300	2,681,124
CF Industries Holdings, Inc.	65,010	4,178,843
Chemtura Corp.*	18,400	520,904
Cytec Industries, Inc.	23,800	1,440,614
Dow Chemical Co.	280,580	14,357,279
E.I. du Pont de Nemours & Co.	225,640	14,429,678
Eastman Chemical Co.	39,128	3,201,453
Ecolab, Inc.	66,888	7,563,026
FMC Corp.	38,600	2,028,430
H.B. Fuller Co.	16,100	653,982
Huntsman Corp.	55,200	1,218,264
International Flavors & Fragrances, Inc.	22,000	2,404,380
Kronos Worldwide, Inc.	7,700	84,392
LyondellBasell Industries N.V., Class A	93,700	9,699,824
Minerals Technologies, Inc.	11,400	776,682
Monsanto Co.	115,900	12,353,781
Mosaic Co.	86,530	4,053,930
NewMarket Corp.	2,200	976,558
Olin Corp.	21,500	579,425
Platform Specialty Products Corp.*	22,200	567,876
PolyOne Corp.	31,700	1,241,689
PPG Industries, Inc.	67,800	7,778,016
Praxair, Inc.	72,500	8,667,375
RPM International, Inc.	37,150	1,819,235
Scotts Miracle-Gro Co., Class A	11,900	704,599
Sensient Technologies Corp.	12,500	854,250
Sherwin-Williams Co.	19,700	5,417,894
Sigma-Aldrich Corp.	30,500	4,250,175
Valspar Corp.	19,800	1,620,036
W.R. Grace & Co.*	17,500	1,755,250
Westlake Chemical Corp.	14,400	987,696

		134,470,810

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,099,152
Martin Marietta Materials, Inc.	17,730	2,508,972
Vulcan Materials Co.	33,100	2,778,083

		6,386,207

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,288,154
Avery Dennison Corp.	26,550	1,617,957
Ball Corp.	37,200	2,609,580
Bemis Co., Inc.	29,800	1,341,298
Berry Plastics Group, Inc.*	23,400	758,160
Crown Holdings, Inc.*	37,150	1,965,606
Graphic Packaging Holding Co.	85,200	1,186,836
MeadWestvaco Corp.	49,400	2,331,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Owens-Illinois, Inc.*	46,650	$1,070,151
Packaging Corp. of America	26,500	1,655,985
Rock-Tenn Co., Class A	38,600	2,323,720
Sealed Air Corp.	55,360	2,844,397
Silgan Holdings, Inc.	11,600	612,016
Sonoco Products Co.	32,660	1,399,808

		23,004,854

Metals & Mining (0.5%)
Alcoa, Inc.	296,150	3,302,073
Allegheny Technologies, Inc.	35,260	1,064,852
Carpenter Technology Corp.	14,900	576,332
Commercial Metals Co.	49,390	794,191
Compass Minerals International, Inc.	12,400	1,018,536
Freeport-McMoRan, Inc.	267,494	4,980,738
Newmont Mining Corp.	129,300	3,020,448
Nucor Corp.	78,320	3,451,562
Reliance Steel & Aluminum Co.	22,200	1,342,656
Royal Gold, Inc.	18,000	1,108,620
Southern Copper Corp.	35,044	1,030,644
Steel Dynamics, Inc.	71,300	1,476,980
Tahoe Resources, Inc.	39,200	475,496
United States Steel Corp.	37,490	773,044

		24,416,172

Paper & Forest Products (0.1%)
Domtar Corp.	18,480	765,072
International Paper Co.	108,150	5,146,858
KapStone Paper and Packaging Corp.	23,200	536,384
Louisiana-Pacific Corp.*	42,500	723,775

		7,172,089

Total Materials		195,450,132

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
8x8, Inc.*	7,200	64,512
AT&T, Inc.	1,263,784	44,889,608
Atlantic Tele-Network, Inc.	600	41,448
CenturyLink, Inc.	137,179	4,030,319
Cincinnati Bell, Inc.*	24,200	92,444
Cogent Communications Holdings, Inc.	14,700	497,448
Consolidated Communications Holdings, Inc.	4,600	96,646
FairPoint Communications, Inc.*	1,600	29,152
Frontier Communications Corp.	280,290	1,387,435
General Communication, Inc., Class A*	3,000	51,030
Globalstar, Inc.*	93,900	198,129
Hawaiian Telcom Holdco, Inc.*	1,000	26,100
IDT Corp., Class B	3,700	66,896
inContact, Inc.*	12,300	121,401
Inteliquent, Inc.	2,000	36,800
Intelsat S.A.*	7,100	70,432
Iridium Communications, Inc.*	7,200	65,448
Level 3 Communications, Inc.*	68,036	3,583,456
Lumos Networks Corp.	2,200	32,538
ORBCOMM, Inc.*	5,200	35,100

Pacific DataVision, Inc.*	600	25,278
Premiere Global Services, Inc.*	1,300	13,377
Straight Path Communications, Inc., Class B*	1,500	49,185
Verizon Communications, Inc.	992,540	46,262,289
Vonage Holdings Corp.*	11,900	58,429
Windstream Holdings, Inc.	82,368	525,508
Zayo Group Holdings, Inc.*	34,900	897,628

		103,248,036

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	2,700	22,302
Leap Wireless International, Inc.*†	1,900	3,591
NTELOS Holdings Corp.*	6,900	31,878
RingCentral, Inc., Class A*	5,200	96,148
SBA Communications Corp., Class A*	33,300	3,828,501
Shenandoah Telecommunications Co.	900	30,807
Spok Holdings, Inc.	2,300	38,732
Sprint Corp.*	240,579	1,097,040
Telephone & Data Systems, Inc.	28,186	828,669
T-Mobile US, Inc.*	69,200	2,682,884
U.S. Cellular Corp.*	10,800	406,836

		9,067,388

Total Telecommunication Services		112,315,424

Utilities (2.8%)
Electric Utilities (1.4%)
ALLETE, Inc.	10,500	487,095
American Electric Power Co., Inc.	122,670	6,497,830
Cleco Corp.	16,100	866,985
Duke Energy Corp.	168,285	11,884,287
Edison International	83,360	4,633,149
El Paso Electric Co.	1,700	58,922
Empire District Electric Co.	2,100	45,780
Entergy Corp.	45,100	3,179,550
Eversource Energy	82,209	3,733,111
Exelon Corp.	209,456	6,581,108
FirstEnergy Corp.	106,804	3,476,470
Great Plains Energy, Inc.	43,600	1,053,376
Hawaiian Electric Industries, Inc.	20,500	609,465
IDACORP, Inc.	11,450	642,803
ITC Holdings Corp.	44,400	1,428,792
MGE Energy, Inc.	900	34,857
NextEra Energy, Inc.	107,150	10,503,914
OGE Energy Corp.	48,600	1,388,502
Otter Tail Corp.	1,100	29,260
Pepco Holdings, Inc.	69,250	1,865,595
Pinnacle West Capital Corp.	26,000	1,479,140
PNM Resources, Inc.	27,800	683,880
Portland General Electric Co.	15,800	523,928
PPL Corp.	171,050	5,040,843
Southern Co.	221,750	9,291,325
Spark Energy, Inc., Class A	300	4,728
UIL Holdings Corp.	18,500	847,670
Unitil Corp.	400	13,208

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Westar Energy, Inc.	30,000	$1,026,600
Xcel Energy, Inc.	122,480	3,941,406

		81,853,579

Gas Utilities (0.2%)
AGL Resources, Inc.	28,683	1,335,480
Atmos Energy Corp.	25,200	1,292,256
Chesapeake Utilities Corp.	400	21,540
Laclede Group, Inc.	11,200	583,072
National Fuel Gas Co.	21,100	1,242,579
New Jersey Resources Corp.	19,600	539,980
Northwest Natural Gas Co.	1,400	59,052
ONE Gas, Inc.	14,125	601,160
Piedmont Natural Gas Co., Inc.	19,900	702,669
Questar Corp.	47,000	982,770
South Jersey Industries, Inc.	6,900	170,637
Southwest Gas Corp.	9,900	526,779
UGI Corp.	48,675	1,676,854
WGL Holdings, Inc.	10,500	570,045

		10,304,873

Independent Power and Renewable Electricity Producers (0.1%)
Abengoa Yield plc	3,700	115,884
AES Corp.	188,995	2,506,074
Atlantic Power Corp.	9,100	28,028
Calpine Corp.*	89,200	1,604,708
Dynegy, Inc.*	28,400	830,700
NRG Energy, Inc.	87,821	2,009,345
NRG Yield, Inc., Class A	800	17,592
NRG Yield, Inc., Class C	800	17,512
Ormat Technologies, Inc.	1,600	60,288
Pattern Energy Group, Inc.	9,000	255,420
Talen Energy Corp.*	21,365	366,626
TerraForm Power, Inc., Class A*	12,400	470,952

		8,283,129

Multi-Utilities (1.0%)
Alliant Energy Corp.	26,900	1,552,668
Ameren Corp.	65,000	2,449,200
Avista Corp.	19,200	588,480
Black Hills Corp.	13,000	567,450
CenterPoint Energy, Inc.	106,250	2,021,937
CMS Energy Corp.	71,500	2,276,560
Consolidated Edison, Inc.	74,600	4,317,848
Dominion Resources, Inc.	144,850	9,686,119
DTE Energy Co.	46,500	3,470,760
MDU Resources Group, Inc.	48,250	942,323
NiSource, Inc.	79,300	3,615,287
NorthWestern Corp.	8,700	424,125
PG&E Corp.	112,920	5,544,372

Public Service Enterprise Group, Inc.	128,100	5,031,768
SCANA Corp.	38,550	1,952,558
Sempra Energy	62,290	6,162,973
TECO Energy, Inc.	59,350	1,048,121
Vectren Corp.	18,000	692,640
WEC Energy Group, Inc.	77,998	3,507,588

		55,852,777

Water Utilities (0.1%)
American States Water Co.	1,700	63,563
American Water Works Co., Inc.	44,000	2,139,720
Aqua America, Inc.	50,062	1,226,018
Artesian Resources Corp., Class A	300	6,327
California Water Service Group	2,400	54,840
Connecticut Water Service, Inc.	400	13,664
Middlesex Water Co.	400	9,024
SJW Corp.	900	27,621
York Water Co.	300	6,258

		3,547,035

Total Utilities		159,841,393

Total Common Stocks (99.1%) (Cost $2,963,517,054)		5,568,559,715

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	37,243,019	37,243,019

Total Short-Term Investments (0.7%) (Cost $37,243,019)		37,243,019

Total Investments (99.8%) (Cost $3,000,760,073)		5,605,802,734
Other Assets Less Liabilities (0.2%)		12,504,307

Net Assets (100%)		$5,618,307,041

*	Non-income producing.
†	Security (totaling $3,591 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,459,200.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	42	September-15	$5,263,192	$5,251,680	$(11,512)
S&P 500 E-Mini Index	352	September-15	36,594,897	36,157,440	(437,457)

					$(448,969)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$746,507,140	$—	$—	$746,507,140
Consumer Staples	453,924,873	—	—	453,924,873
Energy	402,503,693	—	—	402,503,693
Financials	997,456,631	—	—	997,456,631
Health Care	845,523,601	—	—	845,523,601
Industrials	602,498,966	—	—	602,498,966
Information Technology	1,052,537,862	—	—	1,052,537,862
Materials	195,450,132	—	—	195,450,132
Telecommunication Services	112,311,833	—	3,591	112,315,424
Utilities	159,841,393	—	—	159,841,393
Short-Term Investments	37,243,019	—	—	37,243,019

Total Assets	$5,605,799,143	$—	$3,591	$5,605,802,734

Liabilities:
Futures	$(448,969)	$—	$—	$(448,969)

Total Liabilities	$(448,969)	$—	$—	$(448,969)

Total	$5,605,350,174	$—	$3,591	$5,605,353,765

(a)	A security with a market value of $3,591 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(448,969	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$1,204,394	$1,204,394

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(968,025)	$(968,025)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $39,879,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$210,356,993
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$420,515,158

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,831,480,443
Aggregate gross unrealized depreciation	(262,985,408)

Net unrealized appreciation	$2,568,495,035

Federal income tax cost of investments	$3,037,307,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $3,000,760,073)	$5,605,802,734
Cash	9,814,338
Dividends, interest and other receivables	6,362,773
Receivable from Separate Accounts for Trust shares sold	1,539,260
Due from broker for futures variation margin	89,220
Due from Custodian	45,538
Receivable for securities sold	8,442
Other assets	57,194

Total assets	5,623,719,499

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,830,941
Investment management fees payable	1,635,368
Distribution fees payable – Class IA	877,043
Administrative fees payable	474,844
Distribution fees payable – Class IB	301,259
Payable for securities purchased	45,538
Trustees’ fees payable	27,089
Accrued expenses	220,376

Total liabilities	5,412,458

NET ASSETS	$5,618,307,041

Net assets were comprised of:
Paid in capital	$4,212,708,957
Accumulated undistributed net investment income (loss)	42,003,602
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,240,999,210)
Net unrealized appreciation (depreciation) on investments and futures	2,604,593,692

Net assets	$5,618,307,041

Class IA
Net asset value, offering and redemption price per share, $4,182,988,364 / 156,690,677 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.70

Class IB
Net asset value, offering and redemption price per share, $1,435,318,677 / 54,056,341 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19,105 foreign withholding tax)	$55,419,761
Interest	19,637

Total income	55,439,398

EXPENSES
Investment management fees	9,909,815
Distribution fees – Class IA	5,315,640
Administrative fees	2,880,072
Distribution fees – Class IB	1,825,138
Printing and mailing expenses	148,446
Trustees’ fees	65,910
Custodian fees	61,652
Professional fees	58,467
Miscellaneous	54,127

Total expenses	20,319,267

NET INVESTMENT INCOME (LOSS)	35,120,131

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	220,411,068
Futures	1,204,394
Foreign currency transactions	526

Net realized gain (loss)	221,615,988

Change in unrealized appreciation (depreciation) on:
Investments	(161,457,640)
Futures	(968,025)

Net change in unrealized appreciation (depreciation)	(162,425,665)

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,190,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,310,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,120,131	$70,584,556
Net realized gain (loss) on investments, futures and foreign currency transactions	221,615,988	272,596,064
Net change in unrealized appreciation (depreciation) on investments and futures	(162,425,665)	301,880,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,310,454	645,061,379

DIVIDENDS:
Dividends from net investment income
Class IA	—	(51,658,815)
Class IB	—	(17,849,224)

TOTAL DIVIDENDS:	—	(69,508,039)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 904,492 and 2,026,588 shares, respectively ]	24,112,596	50,668,821
Capital shares issued in reinvestment of dividends [ 0 and 1,968,067 shares, respectively ]	—	51,658,815
Capital shares repurchased [ (7,609,432) and (17,757,923) shares, respectively ]	(204,002,226)	(442,333,192)

Total Class IA transactions	(179,889,630)	(340,005,556)

Class IB
Capital shares sold [ 1,447,920 and 2,585,192 shares, respectively ]	38,318,892	63,347,697
Capital shares issued in reinvestment of dividends [ 0 and 683,686 shares, respectively ]	—	17,849,224
Capital shares repurchased [ (3,758,903) and (8,854,542) shares, respectively ]	(100,108,943)	(217,603,296)

Total Class IB transactions	(61,790,051)	(136,406,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(241,679,681)	(476,411,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,369,227)	99,141,409
NET ASSETS:
Beginning of period	5,765,676,268	5,666,534,859

End of period (a)	$5,618,307,041	$5,765,676,268

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$42,003,602	$6,883,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$26.27	$23.73	$18.13	$15.94	$16.07	$14.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.31	0.27	0.27	0.25	0.22
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.27	2.55	5.61	2.21	(0.13)	2.04

Total from investment operations	0.43	2.86	5.88	2.48	0.12	2.26

Less distributions:
Dividends from net investment income	—	(0.32)	(0.28)	(0.29)	(0.25)	(0.23)

Net asset value, end of period	$26.70	$26.27	$23.73	$18.13	$15.94	$16.07

Total return (b)	1.64%	12.05%	32.49%	15.54%	0.82%	16.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,182,988	$4,292,750	$4,204,128	$3,532,647	$3,421,651	$3,823,474
Ratio of expenses to average net assets (a)(f)	0.71%	0.72%	0.72%	0.72%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.23%	1.25%	1.30%	1.54%	1.50%	1.53%
Portfolio turnover rate (z)^	4%	4%	4%	3%	5%	10%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$26.13	$23.61	$18.04	$15.85	$15.99	$13.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.31	0.27	0.27	0.20	0.18
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.26	2.53	5.58	2.21	(0.13)	2.04

Total from investment operations	0.42	2.84	5.85	2.48	0.07	2.22

Less distributions:
Dividends from net investment income	—	(0.32)	(0.28)	(0.29)	(0.21)	(0.19)

Net asset value, end of period	$26.55	$26.13	$23.61	$18.04	$15.85	$15.99

Total return (b)	1.61%	12.03%	32.48%	15.62%	0.50%	15.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,435,319	$1,472,926	$1,462,407	$1,194,810	$1,152,609	$1,297,833
Ratio of expenses to average net assets (a)(f)	0.71%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.23%	1.25%	1.30%	1.54%	1.25%	1.28%
Portfolio turnover rate (z)^	4%	4%	4%	3%	5%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	21.4%
Exchange Traded Funds	19.3
Health Care	18.9
Financials	13.1
Consumer Discretionary	10.0
Industrials	6.2
Investment Companies	2.8
Energy	2.2
Telecommunication Services	1.5
Consumer Staples	1.5
Utilities	1.1
Materials	0.7
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,015.90	$6.73
Hypothetical (5% average return before expenses)	1,000.00	1,018.12	6.74
Class K
Actual	1,000.00	1,016.90	5.48
Hypothetical (5% average return before expenses)	1,000.00	1,019.36	5.49

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.35% and 1.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.5%)
Food Products (1.5%)
Tyson Foods, Inc. 4.750%	5,209	$268,316

Total Consumer Staples		268,316

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Chesapeake Energy Corp. 5.750%§	273	185,811
Southwestern Energy Co. 6.250%	1,240	61,219

Total Energy		247,030

Financials (9.6%)
Banks (6.6%)
Bank of America Corp. 7.250%	189	210,168
Huntington Bancshares, Inc./Ohio 8.500%	266	356,440
KeyCorp 7.750%	1,200	157,200
Wells Fargo & Co. 7.500%	422	495,850

		1,219,658

Real Estate Investment Trusts (REITs) (3.0%)
Crown Castle International Corp. 4.500%	2,229	230,033
Health Care REIT, Inc. 6.500%	1,083	64,373
iStar Financial, Inc. 4.500%	2,000	113,980
Weyerhaeuser Co. 6.375%	2,451	127,452

		535,838

Total Financials		1,755,496

Health Care (3.4%)
Health Care Equipment & Supplies (0.8%)
Alere, Inc. 3.000%	420	149,990

Health Care Providers & Services (0.2%)
Anthem, Inc. 5.250%	643	32,793

Pharmaceuticals (2.4%)
Allergan plc 5.500%	426	444,139

Total Health Care		626,922

Industrials (2.4%)
Aerospace & Defense (1.0%)
United Technologies Corp. 7.500%	3,151	180,552

Machinery (0.6%)
Stanley Black & Decker, Inc. 6.250%	1,000	119,250

Road & Rail (0.8%)
Genesee & Wyoming, Inc. 5.000%	1,484	150,255

Total Industrials		450,057

Materials (0.7%)
Metals & Mining (0.7%)
Alcoa, Inc. 5.375%	3,464	136,932

Total Materials		136,932

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.0%)
Frontier Communications Corp. 11.125%	1,707	170,529
Iridium Communications, Inc. 6.750%	57	18,873

		189,402

Wireless Telecommunication Services (0.5%)
T-Mobile U.S., Inc. 5.500%	1,350	91,125

Total Telecommunication Services		280,527

Utilities (0.9%)
Electric Utilities (0.6%)
NextEra Energy, Inc. 5.799%	2,000	107,000

Independent Power and Renewable Electricity Producers (0.3%)
Dynegy, Inc. 5.375%	480	47,712

Total Utilities		154,712

Total Convertible Preferred Stock (21.3%) (Cost $4,026,372)		3,919,992

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (19.3%)
SPDR® Barclays Convertible Securities ETF (Cost $3,458,341)	74,320	3,535,403

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (55.3%)
Consumer Discretionary (10.0%)
Automobiles (1.7%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$200,000	252,300
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	58,793

		311,093

Household Durables (2.6%)
Jarden Corp.
1.875%, 9/15/18	110,000	184,387
Lennar Corp.
3.250%, 11/15/21§	26,000	56,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Ryland Group, Inc.
1.625%, 5/15/18	$155,000	$235,116

		476,264

Internet & Catalog Retail (2.3%)
HomeAway, Inc.
0.125%, 4/1/19	93,000	89,106
Priceline Group, Inc.
1.000%, 3/15/18	247,000	328,819

		417,925

Media (2.7%)
Liberty Interactive LLC
0.750%, 3/30/43	180,000	286,538
Liberty Media Corp.
1.375%, 10/15/23	120,000	114,000
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	86,150

		486,688

Specialty Retail (0.7%)
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	122,000	124,669

Total Consumer Discretionary		1,816,639

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	63,105
PDC Energy, Inc.
3.250%, 5/15/16§	82,000	110,393

Total Energy		173,498

Financials (3.5%)
Capital Markets (0.0%)
Walter Investment Management Corp.
4.500%, 11/1/19	3,000	2,456

Consumer Finance (0.5%)
Encore Capital Group, Inc.
3.000%, 7/1/20	75,000	79,828
Ezcorp, Inc.
2.125%, 6/15/19§	26,000	20,361

		100,189

Diversified Financial Services (0.7%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22§	86,000	119,056

Insurance (0.8%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	153,469

Real Estate Investment Trusts (REITs) (1.5%)
Colony Capital, Inc.
5.000%, 4/15/23	35,000	36,662
iStar Financial, Inc.
3.000%, 11/15/16	36,000	43,380
Starwood Property Trust, Inc.
3.750%, 10/15/17	156,000	157,073
4.000%, 1/15/19	39,000	41,242

		278,357

Total Financials		653,527

Health Care (15.5%)
Biotechnology (5.3%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	45,562
Aegerion Pharmaceuticals, Inc.
2.000%, 8/15/19§	40,000	31,775
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	191,100
Cepheid, Inc.
1.250%, 2/1/21	62,000	71,726
Emergent BioSolutions, Inc.
2.875%, 1/15/21	58,000	71,847
Gilead Sciences, Inc.
1.625%, 5/1/16	20,000	103,125
Immunomedics, Inc.
4.750%, 2/15/20§	21,000	21,564
Incyte Corp.
0.375%, 11/15/18	17,000	34,765
1.250%, 11/15/20	58,000	119,589
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22§	63,000	61,701
Isis Pharmaceuticals, Inc.
1.000%, 11/15/21§	67,000	72,318
Orexigen Therapeutics, Inc.
2.750%, 12/1/20	124,000	115,398
Synergy Pharmaceuticals, Inc.
7.500%, 11/1/19§	21,000	55,860

		996,330

Health Care Equipment & Supplies (1.9%)
HeartWare International, Inc.
1.750%, 12/15/21§	82,000	80,257
Hologic, Inc.
2.000%, 12/15/37 (e)	40,000	66,950
Insulet Corp.
2.000%, 6/15/19	81,000	78,367
NuVasive, Inc.
2.750%, 7/1/17	35,000	44,450
Spectranetics Corp.
2.625%, 6/1/34	27,000	27,810
Wright Medical Group, Inc.
2.000%, 2/15/20§	43,000	45,634

		343,468

Health Care Providers & Services (4.0%)
Anthem, Inc.
2.750%, 10/15/42	132,000	289,658
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	35,218
HealthSouth Corp.
2.000%, 12/1/43	125,000	158,984
Molina Healthcare, Inc.
1.125%, 1/15/20	41,000	72,493
Omnicare, Inc.
3.500%, 2/15/44	64,000	91,400
Trinity Biotech Investment Ltd.
4.000%, 4/1/45§	73,000	79,159

		726,912

Life Sciences Tools & Services (1.0%)
Illumina, Inc.
0.250%, 3/15/16	52,000	135,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Sequenom, Inc.
5.000%, 1/1/18	$52,000	$50,668

		186,258

Pharmaceuticals (3.3%)
Jazz Investments I Ltd.
1.875%, 8/15/21§	119,000	138,412
Mylan, Inc.
3.750%, 9/15/15	18,000	91,474
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	48,000	136,770
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	124,000	173,290
Theravance, Inc.
2.125%, 1/15/23	75,000	70,172

		610,118

Total Health Care		2,863,086

Industrials (3.8%)
Air Freight & Logistics (1.0%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	15,000	14,616
Echo Global Logistics, Inc.
2.500%, 5/1/20	44,000	47,245
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	105,806

		167,667

Airlines (0.9%)
AirTran Holdings, Inc.
5.250%, 11/1/16	65,000	157,056

Machinery (1.1%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	87,000	108,750
Trinity Industries, Inc.
3.875%, 6/1/36	70,000	88,594

		197,344

Professional Services (0.5%)
Huron Consulting Group, Inc.
1.250%, 10/1/19§	91,000	99,190

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Co. LLC
2.875%, 7/15/19	40,000	47,125

Total Industrials		668,382

Information Technology (21.4%)
Communications Equipment (2.6%)
CalAmp Corp.
1.625%, 5/15/20§	43,000	40,769
Ciena Corp.
3.750%, 10/15/18§	125,000	170,156
4.000%, 12/15/20	95,000	133,535
JDS Uniphase Corp.
0.625%, 8/15/33	47,000	46,148
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19§	40,000	65,125

		455,733

Electronic Equipment, Instruments & Components (0.6%)
TTM Technologies, Inc.
1.750%, 12/15/20	55,000	64,041
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	28,275

		92,316

Internet Software & Services (4.1%)
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	140,477
Equinix, Inc.
4.750%, 6/15/16	29,000	91,821
LinkedIn Corp.
0.500%, 11/1/19§	114,000	114,356
Twitter, Inc.
0.250%, 9/15/19§	92,000	82,225
VeriSign, Inc.
4.136%, 8/15/37	102,000	187,935
Yahoo!, Inc.
(Zero Coupon), 12/1/18	147,000	150,767

		767,581

IT Services (0.4%)
Cardtronics, Inc.
1.000%, 12/1/20	33,000	32,381
ServiceSource International, Inc.
1.500%, 8/1/18	49,000	41,742

		74,123

Semiconductors & Semiconductor Equipment (7.6%)
Microchip Technology, Inc.
1.625%, 2/15/25§	31,000	31,271
2.125%, 12/15/37	71,000	135,522
Micron Technology, Inc.
2.375%, 5/1/32	100,000	200,188
3.000%, 11/15/43	130,000	117,406
Novellus Systems, Inc.
2.625%, 5/15/41	154,000	366,231
ON Semiconductor Corp.
1.000%, 12/1/20§	85,000	84,097
2.625%, 12/15/26	114,000	141,075
SunEdison, Inc.
2.000%, 10/1/18	70,000	146,300
0.250%, 1/15/20§	46,000	55,890
2.750%, 1/1/21	17,000	35,976
Xilinx, Inc.
2.625%, 6/15/17	58,000	89,646

		1,403,602

Software (4.5%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	95,062
Electronic Arts, Inc.
0.750%, 7/15/16	22,000	45,980
FireEye, Inc.
1.000%, 6/1/35§	17,000	18,148
1.625%, 6/1/35§	25,000	26,656
Proofpoint, Inc.
0.750%, 6/15/20§	15,000	16,116
PROS Holdings, Inc.
2.000%, 12/1/19§	43,000	41,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Rovi Corp.
0.500%, 3/1/20§	$40,000	$36,550
Salesforce.com, Inc.
0.250%, 4/1/18	244,000	296,613
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	41,169
Synchronoss Technologies, Inc.
0.750%, 8/15/19	14,000	15,628
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	116,000	172,405
Verint Systems, Inc.
1.500%, 6/1/21	37,000	41,856

		847,839

Technology Hardware, Storage & Peripherals (1.6%)
Electronics For Imaging, Inc.
0.750%, 9/1/19§	43,000	44,854
SanDisk Corp.
1.500%, 8/15/17	105,000	135,778
0.500%, 10/15/20	125,000	121,172

		301,804

Total Information Technology		3,942,998

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
NRG Yield, Inc.
3.250%, 6/1/20§	30,000	29,906

Total Utilities		29,906

Total Convertible Bonds		10,148,036

Total Long-Term Debt Securities (55.3%) (Cost $9,360,017)		10,148,036

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	506,062	506,062

Total Short-Term Investments (2.8%) (Cost $506,062)		506,062

Total Investments (98.7%) (Cost $17,350,792)		18,109,493
Other Assets Less Liabilities (1.3%)		241,819

Net Assets (100%)		$18,351,312

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $2,160,696 or 11.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$252,300	$1,564,339	$—	$1,816,639
Energy	—	173,498	—	173,498
Financials	—	653,527	—	653,527
Health Care	—	2,863,086	—	2,863,086
Industrials	—	668,382	—	668,382
Information Technology	—	3,942,998	—	3,942,998
Utilities	—	29,906	—	29,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Convertible Preferred Stocks
Consumer Staples	$268,316	$—	$—	$268,316
Energy	61,219	185,811	—	247,030
Financials	1,641,516	113,980	—	1,755,496
Health Care	626,922	—	—	626,922
Industrials	450,057	—	—	450,057
Materials	136,932	—	—	136,932
Telecommunication Services	280,527	—	—	280,527
Utilities	154,712	—	—	154,712
Investment Companies
Exchange Traded Funds (ETFs)	3,535,403	—	—	3,535,403
Short-Term Investments	506,062	—	—	506,062

Total Assets	$7,913,966	$10,195,527	$—	$18,109,493

Total Liabilities	$—	$—	$—	$—

Total	$7,913,966	$10,195,527	$—	$18,109,493

(a)	Securities with a market value of $300,245 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $113,980 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,077,423
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,271,788

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,337,277
Aggregate gross unrealized depreciation	(654,587)

Net unrealized appreciation	$682,690

Federal income tax cost of investments	$17,426,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $17,350,792)	$18,109,493
Cash	217,675
Dividends, interest and other receivables	58,321
Receivable from Separate Accounts for Trust shares sold	23,849
Other assets	206

Total assets	18,409,544

LIABILITIES
Payable for securities purchased	13,783
Investment management fees payable	3,487
Administrative fees payable	1,895
Distribution fees payable – Class IB	1,483
Payable to Separate Accounts for Trust shares redeemed	437
Trustees’ fees payable	56
Accrued expenses	37,091

Total liabilities	58,232

NET ASSETS	$18,351,312

Net assets were comprised of:
Paid in capital	$17,031,832
Accumulated undistributed net investment income (loss)	189,821
Accumulated undistributed net realized gain (loss) on investments	370,958
Net unrealized appreciation (depreciation) on investments	758,701

Net assets	$18,351,312

Class IB
Net asset value, offering and redemption price per share, $7,080,545 / 651,961 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

Class K
Net asset value, offering and redemption price per share, $11,270,767 / 1,038,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$154,041
Interest	92,166

Total income	246,207

EXPENSES
Investment management fees	70,197
Professional fees	28,610
Custodian fees	20,233
Administrative fees	12,397
Distribution fees – Class IB	9,615
Tax expense	4,680
Printing and mailing expenses	527
Trustees’ fees	236
Miscellaneous	7,454

Gross expenses	153,949
Less: Waiver from investment manager	(34,347)

Net expenses	119,602

NET INVESTMENT INCOME (LOSS)	126,605

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	264,759
Net distributions of realized gain received from Underlying Portfolios	155

Net realized gain (loss)	264,914

Net change in unrealized appreciation (depreciation) on investments	20,644

NET REALIZED AND UNREALIZED GAIN (LOSS)	285,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$412,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$126,605	$329,029
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	264,914	557,248
Net change in unrealized appreciation (depreciation) on investments	20,644	484,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	412,163	1,370,718

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(118,697)
Class K	—	(237,281)

	—	(355,978)

Distributions from net realized capital gains
Class IB	—	(157,648)
Class K	—	(247,419)

	—	(405,067)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(761,045)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 23,151 and 234,690 shares, respectively ]	253,708	2,518,506
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,719 shares, respectively ]	—	276,345
Capital shares repurchased [ (127,167) and (11,270) shares, respectively ]	(1,404,704)	(123,627)

Total Class IB transactions	(1,150,996)	2,671,224

Class K
Capital shares sold [ 140,693 and 439,535 shares, respectively ]	1,532,714	4,749,817
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,135 shares, respectively ]	—	484,700
Capital shares repurchased [ (298,263) and (116,087) shares, respectively ]	(3,282,574)	(1,261,337)

Total Class K transactions	(1,749,860)	3,973,180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,900,856)	6,644,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,488,693)	7,254,077
NET ASSETS:
Beginning of period	20,840,005	13,585,928

End of period (a)	$18,351,312	$20,840,005

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$189,821	$63,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.69	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.18	0.05
Net realized and unrealized gain (loss) on investments	0.11	0.71	0.21

Total from investment operations	0.17	0.89	0.26

Less distributions:
Dividends from net investment income	—	(0.16)	(0.06)
Distributions from net realized gains	—	(0.22)	(0.02)

Total dividends and distributions	—	(0.38)	(0.08)

Net asset value, end of period	$10.86	$10.69	$10.18

Total return (b)	1.59%	8.71%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,081	$8,080	$5,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.69%	1.97%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.66%	2.87	%(l)
Before waivers and reimbursements (a)(f)	0.77%	0.98%	1.90	%(l)
Portfolio turnover rate (z)^	27%	28%	4%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.67	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.21	0.06
Net realized and unrealized gain (loss) on investments	0.11	0.71	0.20

Total from investment operations	0.18	0.92	0.26

Less distributions:
Dividends from net investment income	—	(0.21)	(0.06)
Distributions from net realized gains	—	(0.22)	(0.02)

Total dividends and distributions	—	(0.43)	(0.08)

Net asset value, end of period	$10.85	$10.67	$10.18

Total return (b)	1.69%	8.97%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,271	$12,760	$8,425
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.44%	1.73%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.35%	1.93%	3.14	%(l)
Before waivers and reimbursements (a)(f)	1.01%	1.25%	2.12	%(l)
Portfolio turnover rate (z)^	27%	28%	4%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	60.4%
Financials	13.8
Exchange Traded Funds	6.1
Energy	3.6
Health Care	2.7
Information Technology	2.1
Consumer Staples	2.1
Consumer Discretionary	1.9
Industrials	1.8
Utilities	1.8
Investment Companies	1.6
Materials	1.4
Telecommunication Services	1.3
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,005.00	$3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.28	3.55
Class IB
Actual	1,000.00	1,005.00	3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.28	3.55
Class K
Actual	1,000.00	1,007.00	2.28
Hypothetical (5% average return before expenses)	1,000.00	1,022.52	2.30

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.71%, 0.71% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (32.5%)
Consumer Discretionary (1.9%)
Auto Components (0.1%)
BorgWarner, Inc. 3.375%, 3/15/25	$800,000	$786,453
Delphi Corp. 4.150%, 3/15/24	865,000	887,706
Johnson Controls, Inc. 1.400%, 11/2/17	360,000	358,096
5.000%, 3/30/20	919,000	1,009,052
4.250%, 3/1/21	680,000	718,524
3.625%, 7/2/24	214,000	213,006
Magna International, Inc. 3.625%, 6/15/24	1,200,000	1,185,766

		5,158,603

Automobiles (0.0%)
General Motors Co. 3.500%, 10/2/18	2,000,000	2,065,000

Diversified Consumer Services (0.0%)
Graham Holdings Co. 7.250%, 2/1/19	500,000	559,225

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc. 2.600%, 5/15/18	175,000	175,939
3.875%, 5/15/23	250,000	243,525
Carnival Corp. 1.875%, 12/15/17	600,000	602,651
3.950%, 10/15/20	666,000	698,563
Hyatt Hotels Corp. 3.875%, 8/15/16	350,000	359,763
5.375%, 8/15/21	350,000	391,304
Marriott International, Inc. 3.375%, 10/15/20	626,000	644,377
3.250%, 9/15/22	1,700,000	1,677,377
McDonald’s Corp. 5.800%, 10/15/17	1,000,000	1,097,391
5.350%, 3/1/18	968,000	1,061,743
5.000%, 2/1/19	750,000	822,775
2.200%, 5/26/20	750,000	742,992
3.500%, 7/15/20	150,000	157,369
3.625%, 5/20/21	400,000	419,054
3.250%, 6/10/24	1,000,000	989,173
3.375%, 5/26/25	750,000	731,186
Starbucks Corp. 0.875%, 12/5/16	286,000	285,710
6.250%, 8/15/17	600,000	665,462
2.700%, 6/15/22	400,000	398,133
3.850%, 10/1/23	850,000	898,741
Wyndham Worldwide Corp. 2.500%, 3/1/18	950,000	950,000
4.250%, 3/1/22	1,094,000	1,094,000
Yum! Brands, Inc. 5.300%, 9/15/19	100,000	108,725
3.875%, 11/1/20	1,125,000	1,166,568

		16,382,521

Household Durables (0.1%)
Leggett & Platt, Inc. 3.400%, 8/15/22	250,000	246,031
3.800%, 11/15/24	300,000	300,656
Mohawk Industries, Inc. 3.850%, 2/1/23	1,200,000	1,198,883
Newell Rubbermaid, Inc. 2.875%, 12/1/19	550,000	555,308
4.000%, 12/1/24	400,000	405,432
NVR, Inc. 3.950%, 9/15/22	150,000	152,036
Tupperware Brands Corp. 4.750%, 6/1/21	500,000	528,073
Whirlpool Corp. 1.650%, 11/1/17	175,000	175,285
2.400%, 3/1/19	900,000	902,558
4.850%, 6/15/21	400,000	440,998
3.700%, 3/1/23	250,000	251,562
3.700%, 5/1/25	500,000	496,628

		5,653,450

Internet & Catalog Retail (0.1%)
Amazon.com, Inc. 1.200%, 11/29/17	1,500,000	1,492,783
2.600%, 12/5/19	450,000	450,904
3.300%, 12/5/21	1,050,000	1,063,506
2.500%, 11/29/22	1,200,000	1,142,642
3.800%, 12/5/24	1,000,000	1,003,791
Expedia, Inc. 7.456%, 8/15/18	500,000	574,755
5.950%, 8/15/20	1,394,000	1,553,439
Priceline Group, Inc. 3.650%, 3/15/25	600,000	583,826
QVC, Inc. 3.125%, 4/1/19	333,000	330,755
5.125%, 7/2/22	500,000	514,885
4.375%, 3/15/23	300,000	294,837
4.850%, 4/1/24	500,000	500,765
4.450%, 2/15/25	670,000	646,550

		10,153,438

Leisure Products (0.0%)
Hasbro, Inc. 3.150%, 5/15/21	500,000	501,090
Mattel, Inc. 1.700%, 3/15/18	500,000	498,216
2.350%, 5/6/19	500,000	497,245
3.150%, 3/15/23	300,000	291,026

		1,787,577

Media (1.0%)
21st Century Fox America, Inc. 8.000%, 10/17/16	2,300,000	2,494,848
6.900%, 3/1/19	596,000	691,583
5.650%, 8/15/20	594,000	678,879
4.500%, 2/15/21	500,000	543,355
3.000%, 9/15/22	1,000,000	974,491
CBS Corp. 5.750%, 4/15/20	1,256,000	1,411,604
3.375%, 3/1/22	2,000,000	1,975,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	$62,000	$85,364
Comcast Corp. 6.500%, 1/15/17	1,841,000	1,994,888
5.700%, 7/1/19	1,289,000	1,466,997
5.150%, 3/1/20	2,806,000	3,155,755
3.125%, 7/15/22	1,050,000	1,040,726
2.850%, 1/15/23	2,150,000	2,087,263
3.600%, 3/1/24	2,000,000	2,016,996
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 2.400%, 3/15/17	2,000,000	2,025,402
1.750%, 1/15/18	1,000,000	995,940
5.875%, 10/1/19	800,000	902,834
5.200%, 3/15/20	604,000	663,467
4.600%, 2/15/21	1,312,000	1,398,341
5.000%, 3/1/21	1,800,000	1,954,572
3.800%, 3/15/22	850,000	854,947
4.450%, 4/1/24	1,500,000	1,532,279
Discovery Communications LLC 5.050%, 6/1/20	2,262,000	2,477,585
4.375%, 6/15/21	62,000	65,172
3.300%, 5/15/22	500,000	480,470
3.250%, 4/1/23	1,000,000	945,699
Grupo Televisa S.A.B. 6.000%, 5/15/18	600,000	662,445
Historic TW, Inc. 6.875%, 6/15/18	62,000	70,773
Interpublic Group of Cos., Inc. 2.250%, 11/15/17	900,000	907,352
4.000%, 3/15/22	315,000	318,860
NBCUniversal Media LLC 5.150%, 4/30/20	1,983,000	2,226,715
4.375%, 4/1/21	1,971,000	2,134,207
2.875%, 1/15/23	156,000	151,309
Omnicom Group, Inc. 6.250%, 7/15/19	673,000	772,857
4.450%, 8/15/20	1,280,000	1,364,561
3.625%, 5/1/22	1,281,000	1,288,586
3.650%, 11/1/24	750,000	734,451
RELX Capital, Inc. 8.625%, 1/15/19	1,691,000	2,034,344
Scripps Networks Interactive, Inc. 2.750%, 11/15/19	500,000	500,592
2.800%, 6/15/20	500,000	492,270
3.500%, 6/15/22	500,000	491,757
3.900%, 11/15/24	800,000	784,541
3.950%, 6/15/25	500,000	488,504
Thomson Reuters Corp. 1.650%, 9/29/17	500,000	499,466
6.500%, 7/15/18	1,058,000	1,195,590
4.700%, 10/15/19	369,000	401,807
4.300%, 11/23/23	500,000	517,583
Time Warner Cable, Inc. 5.850%, 5/1/17	1,706,000	1,822,895
6.750%, 7/1/18	2,500,000	2,786,166
8.750%, 2/14/19	1,000,000	1,185,746
8.250%, 4/1/19	1,846,000	2,166,170
5.000%, 2/1/20	1,061,000	1,142,670
4.000%, 9/1/21	1,500,000	1,533,223

Time Warner, Inc. 5.875%, 11/15/16	1,480,000	1,574,836
4.875%, 3/15/20	2,700,000	2,938,704
4.700%, 1/15/21	1,812,000	1,956,797
3.400%, 6/15/22	500,000	497,748
4.050%, 12/15/23	1,250,000	1,275,883
3.550%, 6/1/24	2,000,000	1,952,218
Viacom, Inc. 3.500%, 4/1/17	156,000	161,285
2.500%, 9/1/18	200,000	201,763
2.200%, 4/1/19	600,000	594,376
5.625%, 9/15/19	1,641,000	1,821,876
3.875%, 12/15/21	125,000	126,192
3.125%, 6/15/22	500,000	476,740
3.250%, 3/15/23	1,000,000	949,438
4.250%, 9/1/23	1,100,000	1,108,617
Walt Disney Co. 6.000%, 7/17/17	446,000	490,856
1.100%, 12/1/17	2,000,000	1,994,436
5.500%, 3/15/19	500,000	565,362
1.850%, 5/30/19	1,000,000	997,252
3.750%, 6/1/21	181,000	194,297
2.750%, 8/16/21	1,000,000	1,013,330
2.550%, 2/15/22	2,000,000	1,973,476
2.350%, 12/1/22	650,000	626,328
WPP Finance 2010 4.750%, 11/21/21	160,000	174,411
3.750%, 9/19/24	1,000,000	995,575

		88,252,219

Multiline Retail (0.2%)
Dollar General Corp. 4.125%, 7/15/17	1,000,000	1,044,452
1.875%, 4/15/18	194,000	193,064
3.250%, 4/15/23	1,150,000	1,092,576
Kohl’s Corp. 6.250%, 12/15/17	748,000	828,376
4.750%, 12/15/23	800,000	858,337
Macy’s Retail Holdings, Inc. 5.900%, 12/1/16	1,112,000	1,184,280
3.875%, 1/15/22	400,000	415,000
4.375%, 9/1/23	635,000	665,163
3.625%, 6/1/24	1,000,000	990,000
Nordstrom, Inc. 6.250%, 1/15/18	277,000	307,890
4.750%, 5/1/20	584,000	647,841
4.000%, 10/15/21	600,000	636,769
Target Corp. 5.875%, 7/15/16	1,000,000	1,052,128
6.000%, 1/15/18	1,550,000	1,722,107
2.300%, 6/26/19	1,500,000	1,518,785
3.875%, 7/15/20	1,000,000	1,078,465

		14,235,233

Specialty Retail (0.2%)
Advance Auto Parts, Inc. 4.500%, 1/15/22	160,000	168,193
4.500%, 12/1/23	1,000,000	1,037,719
AutoZone, Inc. 4.000%, 11/15/20	1,956,000	2,083,193
2.500%, 4/15/21	100,000	98,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

3.700%, 4/15/22	$350,000	$357,823
3.250%, 4/15/25	333,000	322,622
Bed Bath & Beyond, Inc. 3.749%, 8/1/24	350,000	346,684
Gap, Inc. 5.950%, 4/12/21	1,094,000	1,229,256
Home Depot, Inc. 2.250%, 9/10/18	742,000	759,485
2.000%, 6/15/19	1,000,000	1,003,404
4.400%, 4/1/21	650,000	715,253
2.625%, 6/1/22	1,750,000	1,715,061
2.700%, 4/1/23	800,000	781,978
3.750%, 2/15/24	1,000,000	1,040,966
Lowe’s Cos., Inc. 5.400%, 10/15/16	94,000	99,589
1.625%, 4/15/17	250,000	252,830
4.625%, 4/15/20	1,089,000	1,199,876
3.120%, 4/15/22	750,000	758,223
3.875%, 9/15/23	1,000,000	1,059,960
3.125%, 9/15/24	500,000	497,528
O’Reilly Automotive, Inc. 4.875%, 1/14/21	285,000	313,111
4.625%, 9/15/21	300,000	327,748
3.800%, 9/1/22	300,000	305,786
3.850%, 6/15/23	250,000	253,375
Ross Stores, Inc. 3.375%, 9/15/24	300,000	296,080
Signet UK Finance plc 4.700%, 6/15/24	500,000	504,687
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,007,765
4.375%, 1/12/23	100,000	100,517
TJX Cos., Inc.
6.950%, 4/15/19	385,000	450,329
2.750%, 6/15/21	750,000	758,336
2.500%, 5/15/23	450,000	429,605

		20,275,594

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 6.125%, 12/1/17	100,000	110,263
Coach, Inc. 4.250%, 4/1/25	500,000	479,856
NIKE, Inc. 2.250%, 5/1/23	450,000	431,612
Ralph Lauren Corp. 2.125%, 9/26/18	300,000	303,018

		1,324,749

Total Consumer Discretionary		165,847,609

Consumer Staples (2.1%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,054,323
5.000%, 3/1/19	62,000	67,932
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	850,000	852,493
1.250%, 1/17/18	500,000	497,130

2.625%, 1/17/23	2,356,000	2,256,629
3.700%, 2/1/24	2,500,000	2,559,528
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	1,414,000	1,419,080
7.750%, 1/15/19	3,300,000	3,915,755
5.375%, 1/15/20	2,181,000	2,461,234
4.375%, 2/15/21	1,158,000	1,261,743
2.500%, 7/15/22	1,300,000	1,249,430
Beam Suntory, Inc.
1.750%, 6/15/18	500,000	497,158
3.250%, 5/15/22	250,000	245,847
3.250%, 6/15/23	500,000	486,905
Bottling Group LLC 5.125%, 1/15/19	846,000	936,570
Brown-Forman Corp. 1.000%, 1/15/18	500,000	492,761
Coca-Cola Co.
1.800%, 9/1/16	1,896,000	1,920,717
0.750%, 11/1/16	667,000	667,045
1.650%, 3/14/18	1,800,000	1,817,542
1.150%, 4/1/18	500,000	497,445
2.450%, 11/1/20	1,000,000	1,010,362
3.150%, 11/15/20	2,401,000	2,509,590
3.300%, 9/1/21	1,000,000	1,046,825
2.500%, 4/1/23	1,000,000	964,723
3.200%, 11/1/23	2,650,000	2,661,397
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	250,000	252,678
3.500%, 9/15/20	150,000	157,416
3.250%, 8/19/21	350,000	358,697
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,472,149
3.875%, 11/26/23	500,000	519,545
Diageo Capital plc
5.500%, 9/30/16	187,000	197,724
5.750%, 10/23/17	1,700,000	1,859,474
1.125%, 4/29/18	1,250,000	1,231,790
2.625%, 4/29/23	1,500,000	1,425,644
Diageo Investment Corp. 2.875%, 5/11/22	1,000,000	972,777
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	300,000	302,406
3.200%, 11/15/21	300,000	307,662
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	140,901
Molson Coors Brewing Co. 3.500%, 5/1/22	500,000	504,610
PepsiCo, Inc.
0.950%, 2/22/17	1,036,000	1,035,107
1.250%, 8/13/17	1,900,000	1,901,546
5.000%, 6/1/18	156,000	171,492
7.900%, 11/1/18	1,297,000	1,553,007
2.250%, 1/7/19	1,000,000	1,011,990
4.500%, 1/15/20	2,700,000	2,945,682
3.125%, 11/1/20	250,000	260,272
2.750%, 3/5/22	1,750,000	1,742,483
2.750%, 3/1/23	1,000,000	981,264
3.600%, 3/1/24	1,000,000	1,028,831

		55,685,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	$1,730,000	$1,863,586
1.125%, 12/15/17	1,000,000	997,707
1.700%, 12/15/19	1,000,000	987,825
CVS Health Corp.
6.125%, 8/15/16	346,000	365,751
5.750%, 6/1/17	1,545,000	1,668,847
2.250%, 12/5/18	694,000	702,160
2.250%, 8/12/19	1,500,000	1,493,390
4.750%, 5/18/20	304,000	333,726
2.750%, 12/1/22	2,000,000	1,934,096
4.000%, 12/5/23	1,100,000	1,140,292
Kroger Co.
6.400%, 8/15/17	100,000	110,031
6.150%, 1/15/20	1,602,000	1,842,002
3.300%, 1/15/21	100,000	102,199
2.950%, 11/1/21	960,000	950,185
3.400%, 4/15/22	350,000	352,366
3.850%, 8/1/23	1,250,000	1,277,891
4.000%, 2/1/24	190,000	195,878
Sysco Corp.
1.450%, 10/2/17	555,000	558,702
5.250%, 2/12/18	1,139,000	1,239,123
3.000%, 10/2/21	580,000	584,836
Walgreens Boots Alliance, Inc.
1.800%, 9/15/17	800,000	803,094
1.750%, 11/17/17	1,000,000	1,004,465
5.250%, 1/15/19	650,000	710,695
2.700%, 11/18/19	1,000,000	1,001,206
3.300%, 11/18/21	940,000	934,113
3.100%, 9/15/22	1,281,000	1,244,449
3.800%, 11/18/24	2,000,000	1,959,485
Wal-Mart Stores, Inc.
1.000%, 4/21/17	1,000,000	1,003,462
5.800%, 2/15/18	596,000	665,760
1.125%, 4/11/18	1,625,000	1,618,091
4.125%, 2/1/19	1,750,000	1,888,936
3.625%, 7/8/20	187,000	199,368
3.250%, 10/25/20	3,037,000	3,183,498
2.550%, 4/11/23	1,650,000	1,590,407
3.300%, 4/22/24	2,000,000	2,022,952

		38,530,574

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,433,021
4.479%, 3/1/21	250,000	276,733
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	565,000	680,538
Campbell Soup Co.
3.050%, 7/15/17	269,000	277,658
4.500%, 2/15/19	521,000	555,814
4.250%, 4/15/21	100,000	107,455
2.500%, 8/2/22	363,000	346,746
3.300%, 3/19/25	450,000	438,148
ConAgra Foods, Inc.
1.900%, 1/25/18	1,375,000	1,354,790
7.000%, 4/15/19	1,150,000	1,314,651
3.200%, 1/25/23	2,306,000	2,145,638
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,339,879

2.200%, 10/21/19	1,000,000	991,730
3.150%, 12/15/21	2,000,000	2,024,079
Hershey Co.
1.500%, 11/1/16	280,000	282,622
4.125%, 12/1/20	500,000	545,309
2.625%, 5/1/23	250,000	243,917
HJ Heinz Co.
1.600%, 6/30/17§	510,000	509,235
2.000%, 7/2/18§	415,000	414,543
2.800%, 7/2/20§	900,000	901,080
3.500%, 7/15/22§	900,000	901,800
3.950%, 7/15/25§	1,100,000	1,107,260
Hormel Foods Corp. 4.125%, 4/15/21	350,000	379,566
Ingredion, Inc.
1.800%, 9/25/17	250,000	249,593
4.625%, 11/1/20	269,000	289,934
J.M. Smucker Co. 3.500%, 10/15/21	750,000	770,958
Kellogg Co.
1.750%, 5/17/17	1,000,000	1,004,748
3.250%, 5/21/18	290,000	300,284
4.150%, 11/15/19	500,000	532,132
4.000%, 12/15/20	542,000	576,376
3.125%, 5/17/22	500,000	499,914
Kraft Foods Group, Inc.
2.250%, 6/5/17	1,000,000	1,013,431
6.125%, 8/23/18	1,250,000	1,396,717
5.375%, 2/10/20	1,163,000	1,294,557
3.500%, 6/6/22	1,700,000	1,700,503
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	268,057
3.500%, 9/1/23	357,000	368,777
Mead Johnson Nutrition Co. 4.900%, 11/1/19	804,000	870,067
Mondelez International, Inc.
6.125%, 2/1/18	1,866,000	2,071,614
4.000%, 2/1/24	2,150,000	2,228,333
Tyson Foods, Inc.
2.650%, 8/15/19	2,750,000	2,767,629
4.500%, 6/15/22	1,375,000	1,462,381
Unilever Capital Corp.
0.850%, 8/2/17	1,500,000	1,493,438
4.800%, 2/15/19	1,296,000	1,425,858
2.200%, 3/6/19	500,000	506,003
4.250%, 2/10/21	350,000	385,425

		42,048,941

Household Products (0.2%)
Church & Dwight Co., Inc. 2.450%, 12/15/19	500,000	502,275
Clorox Co.
3.800%, 11/15/21	500,000	528,198
3.050%, 9/15/22	610,000	596,417
3.500%, 12/15/24	500,000	491,726
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	500,761
2.300%, 5/3/22	1,000,000	974,718
2.100%, 5/1/23	1,000,000	949,349
3.250%, 3/15/24	500,000	506,458
Kimberly-Clark Corp.
6.125%, 8/1/17	1,858,000	2,044,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

7.500%, 11/1/18	$800,000	$950,132
1.900%, 5/22/19	500,000	499,685
3.875%, 3/1/21	100,000	108,512
2.650%, 3/1/25	200,000	193,549
Procter & Gamble Co.
1.600%, 11/15/18	900,000	907,598
4.700%, 2/15/19	2,465,000	2,766,365
3.100%, 8/15/23	2,625,000	2,658,629

		15,179,301

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,135,065
9.250%, 8/6/19	2,437,000	3,048,267
2.625%, 1/14/20	1,500,000	1,492,844
4.750%, 5/5/21	950,000	1,027,851
2.850%, 8/9/22	1,700,000	1,632,874
2.950%, 5/2/23	156,000	148,824
Philip Morris International, Inc.
1.625%, 3/20/17	250,000	252,773
1.125%, 8/21/17	1,000,000	998,186
1.250%, 11/9/17	160,000	159,598
5.650%, 5/16/18	2,689,000	2,984,605
1.875%, 1/15/19	600,000	597,205
4.500%, 3/26/20	1,000,000	1,092,138
4.125%, 5/17/21	300,000	321,672
2.500%, 8/22/22	1,000,000	961,419
2.625%, 3/6/23	1,150,000	1,098,023
3.600%, 11/15/23	600,000	608,690
3.250%, 11/10/24	500,000	490,448
Reynolds American, Inc.
6.750%, 6/15/17	900,000	983,132
2.300%, 6/12/18	190,000	191,729
3.250%, 6/12/20	300,000	303,921
4.000%, 6/12/22	600,000	612,819
3.250%, 11/1/22	694,000	667,865
4.850%, 9/15/23	1,500,000	1,580,955
4.450%, 6/12/25	535,000	542,867
RJ Reynolds Tobacco Co.
3.500%, 8/4/16	355,000	362,942
8.125%, 6/23/19	572,000	678,722
6.875%, 5/1/20	1,266,000	1,472,855
3.750%, 5/20/23	500,000	485,535

		25,933,824

Total Consumer Staples		177,377,951

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,009,009
Cameron International Corp.
1.150%, 12/15/16	468,000	464,780
6.375%, 7/15/18	300,000	335,191
4.500%, 6/1/21	350,000	365,860
4.000%, 12/15/23	750,000	745,008
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	915,000	1,016,557
Ensco plc
4.700%, 3/15/21	2,166,000	2,205,864
5.200%, 3/15/25	1,150,000	1,138,872

FMC Technologies, Inc.
2.000%, 10/1/17	250,000	250,188
3.450%, 10/1/22	400,000	384,759
Halliburton Co.
2.000%, 8/1/18	250,000	250,592
6.150%, 9/15/19	1,723,000	1,976,985
3.250%, 11/15/21	350,000	358,581
3.500%, 8/1/23	800,000	808,991
Nabors Industries, Inc.
2.350%, 9/15/16	500,000	500,891
6.150%, 2/15/18	800,000	855,112
9.250%, 1/15/19	1,300,000	1,511,270
5.000%, 9/15/20	700,000	726,354
4.625%, 9/15/21	156,000	155,036
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	495,282
2.600%, 12/1/22	687,000	651,615
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	495,769
Pride International, Inc.
8.500%, 6/15/19	125,000	147,894
Rowan Cos., Inc.
7.875%, 8/1/19	345,000	389,073
4.875%, 6/1/22	47,000	46,897
4.750%, 1/15/24	1,000,000	941,983
SESI LLC
7.125%, 12/15/21	600,000	636,008
Weatherford International Ltd.
6.000%, 3/15/18	408,000	434,652
9.625%, 3/1/19	1,559,000	1,809,391
5.125%, 9/15/20	1,000,000	1,013,223
4.500%, 4/15/22	250,000	234,482
Western Atlas, Inc.
6.000%, 6/1/18	200,000	224,626

		22,580,795

Oil, Gas & Consumable Fuels (3.3%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,673,000	1,766,169
6.375%, 9/15/17	1,500,000	1,650,483
8.700%, 3/15/19	927,000	1,114,984
3.450%, 7/15/24	800,000	782,955
ANR Pipeline Co.
9.625%, 11/1/21	500,000	659,653
Apache Corp.
5.625%, 1/15/17	890,000	944,105
1.750%, 4/15/17	500,000	501,569
3.625%, 2/1/21	1,000,000	1,035,528
3.250%, 4/15/22	362,000	354,848
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	780,594
4.950%, 12/15/24	500,000	490,299
BP Capital Markets plc
1.375%, 11/6/17	750,000	748,960
1.674%, 2/13/18	500,000	501,508
1.375%, 5/10/18	2,519,000	2,499,741
2.241%, 9/26/18	1,500,000	1,519,569
4.750%, 3/10/19	1,121,000	1,226,521
2.237%, 5/10/19	100,000	100,487
2.521%, 1/15/20	880,000	885,333
2.315%, 2/13/20	1,000,000	995,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 10/1/20	$1,637,000	$1,783,986
4.742%, 3/11/21	1,000,000	1,100,858
3.561%, 11/1/21	1,500,000	1,545,486
3.245%, 5/6/22	1,375,000	1,382,025
2.500%, 11/6/22	1,500,000	1,421,937
2.750%, 5/10/23	1,000,000	953,976
3.994%, 9/26/23	500,000	517,464
3.814%, 2/10/24	1,150,000	1,170,559
3.535%, 11/4/24	1,150,000	1,135,288
Buckeye Partners LP
5.500%, 8/15/19	479,000	513,768
4.875%, 2/1/21	1,420,000	1,470,960
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,095,000	2,251,143
1.750%, 1/15/18	875,000	869,124
5.900%, 2/1/18	100,000	109,380
3.800%, 4/15/24	64,000	63,164
Cenovus Energy, Inc.
5.700%, 10/15/19	1,673,000	1,861,956
3.800%, 9/15/23	500,000	491,011
Chevron Corp.
1.104%, 12/5/17	1,500,000	1,493,333
1.365%, 3/2/18	1,500,000	1,499,357
1.718%, 6/24/18	2,000,000	2,012,056
4.950%, 3/3/19	1,346,000	1,494,278
2.193%, 11/15/19	715,000	718,882
1.961%, 3/3/20	1,500,000	1,488,126
2.427%, 6/24/20	2,250,000	2,271,055
2.411%, 3/3/22	500,000	487,005
2.355%, 12/5/22	1,800,000	1,720,375
3.191%, 6/24/23	1,425,000	1,436,032
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	254,000	252,550
3.000%, 5/9/23	2,450,000	2,319,660
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,535,696
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	1,000,000	986,530
CNOOC Nexen Finance 2014 ULC
1.625%, 4/30/17	2,000,000	1,997,781
4.250%, 4/30/24	1,100,000	1,122,919
Columbia Pipeline Group, Inc.
2.450%, 6/1/18§	175,000	176,359
3.300%, 6/1/20§	250,000	250,245
4.500%, 6/1/25§	400,000	393,315
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,738,061
5.750%, 2/1/19	2,166,000	2,443,066
6.000%, 1/15/20	1,000,000	1,157,762
2.200%, 5/15/20	430,000	426,939
2.400%, 12/15/22	1,806,000	1,714,747
3.350%, 11/15/24	250,000	247,968
3.350%, 5/15/25	715,000	705,523
Continental Resources, Inc.
4.500%, 4/15/23	3,650,000	3,519,160
3.800%, 6/1/24	685,000	622,972
Devon Energy Corp.
2.250%, 12/15/18	250,000	250,090
6.300%, 1/15/19	1,000,000	1,121,147
4.000%, 7/15/21	837,000	878,352
3.250%, 5/15/22	750,000	741,022

Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,041,049
7.625%, 7/23/19	1,859,000	2,154,116
4.125%, 1/16/25	1,000,000	922,800
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	534,311
Enable Midstream Partners LP
2.400%, 5/15/19§	750,000	719,693
3.900%, 5/15/24§	750,000	694,979
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	619,279
5.200%, 3/15/20	1,081,000	1,171,172
4.200%, 9/15/21	500,000	514,154
Enbridge, Inc.
5.600%, 4/1/17	200,000	213,887
3.500%, 6/10/24	1,000,000	947,805
EnCana Corp.
6.500%, 5/15/19	618,000	701,253
Energy Transfer Partners LP
2.500%, 6/15/18	675,000	674,908
6.700%, 7/1/18	844,000	940,450
9.700%, 3/15/19	346,000	426,311
9.000%, 4/15/19	1,000,000	1,201,559
4.150%, 10/1/20	800,000	822,083
4.650%, 6/1/21	1,500,000	1,537,411
5.200%, 2/1/22	1,000,000	1,043,690
3.600%, 2/1/23	1,150,000	1,078,835
4.050%, 3/15/25	2,000,000	1,884,004
4.750%, 1/15/26	1,250,000	1,229,562
EnLink Midstream Partners LP
4.400%, 4/1/24	1,000,000	1,002,176
Enterprise Products Operating LLC
6.300%, 9/15/17	100,000	110,123
6.650%, 4/15/18	2,000,000	2,249,738
2.550%, 10/15/19	750,000	751,474
5.250%, 1/31/20	200,000	222,073
5.200%, 9/1/20	1,500,000	1,669,353
4.050%, 2/15/22	500,000	516,709
3.350%, 3/15/23	1,356,000	1,318,393
3.750%, 2/15/25	1,415,000	1,387,542
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,235,377
4.100%, 2/1/21	1,625,000	1,732,548
3.150%, 4/1/25	2,000,000	1,947,805
EQT Corp.
6.500%, 4/1/18	500,000	553,140
8.125%, 6/1/19	1,027,000	1,202,433
4.875%, 11/15/21	156,000	162,276
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	392,175
Exxon Mobil Corp.
0.921%, 3/15/17	3,150,000	3,151,352
1.305%, 3/6/18	250,000	249,975
1.819%, 3/15/19	1,500,000	1,501,706
1.912%, 3/6/20	1,000,000	994,210
2.397%, 3/6/22	250,000	245,954
3.176%, 3/15/24	2,000,000	2,036,064
2.709%, 3/6/25	1,000,000	970,831
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20	163,000	172,260
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	718,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Helmerich & Payne International Drilling Co.
4.650%, 3/15/25§	$300,000	$309,138
Hess Corp.
1.300%, 6/15/17	200,000	198,239
8.125%, 2/15/19	1,140,000	1,349,068
Husky Energy, Inc.
7.250%, 12/15/19	295,000	343,568
3.950%, 4/15/22	2,000,000	1,986,915
4.000%, 4/15/24	125,000	122,340
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	685,000	728,960
2.650%, 2/1/19	500,000	494,219
9.000%, 2/1/19	793,000	948,210
6.850%, 2/15/20	1,061,000	1,220,305
6.500%, 4/1/20	375,000	425,829
5.300%, 9/15/20	202,000	219,705
3.500%, 3/1/21	2,040,000	2,010,423
5.800%, 3/1/21	1,000,000	1,099,755
4.150%, 3/1/22	500,000	499,308
3.950%, 9/1/22	3,750,000	3,665,760
3.450%, 2/15/23	500,000	468,290
3.500%, 9/1/23	100,000	93,175
4.250%, 9/1/24	750,000	732,062
Kinder Morgan, Inc.
2.000%, 12/1/17	1,110,000	1,106,336
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	329,241
4.250%, 2/1/21	624,000	664,125
3.200%, 3/15/25	750,000	715,978
Marathon Oil Corp.
6.000%, 10/1/17	500,000	547,861
5.900%, 3/15/18	283,000	309,865
2.700%, 6/1/20	750,000	745,458
2.800%, 11/1/22	875,000	822,424
3.850%, 6/1/25	750,000	733,531
Marathon Petroleum Corp.
5.125%, 3/1/21	391,000	428,697
MPLX LP
4.000%, 2/15/25	300,000	291,760
Murphy Oil Corp.
3.700%, 12/1/22	1,125,000	1,032,029
Nexen Energy ULC
6.200%, 7/30/19	500,000	566,113
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,192,504
4.150%, 12/15/21	156,000	161,113
3.900%, 11/15/24	1,500,000	1,495,219
Noble Holding International Ltd.
2.500%, 3/15/17	400,000	399,804
4.900%, 8/1/20	677,000	698,307
4.625%, 3/1/21	1,125,000	1,113,478
Occidental Petroleum Corp.
1.750%, 2/15/17	400,000	403,416
1.500%, 2/15/18	500,000	497,785
4.100%, 2/1/21	1,950,000	2,101,235
3.125%, 2/15/22	1,500,000	1,500,376
2.700%, 2/15/23	1,156,000	1,111,833
ONEOK Partners LP 3.200%, 9/15/18	1,500,000	1,530,066
8.625%, 3/1/19	1,602,000	1,906,725
3.375%, 10/1/22	150,000	137,945
5.000%, 9/15/23	1,000,000	1,028,150

Petrobras Global Finance B.V. 6.125%, 10/6/16	846,000	869,815
3.500%, 2/6/17	1,250,000	1,236,769
3.250%, 3/17/17	2,000,000	1,964,218
5.875%, 3/1/18	458,000	467,160
3.000%, 1/15/19	2,000,000	1,842,220
7.875%, 3/15/19	2,239,000	2,369,002
5.750%, 1/20/20	5,622,000	5,554,002
4.875%, 3/17/20	400,000	380,326
5.375%, 1/27/21	3,969,000	3,803,017
4.375%, 5/20/23	2,800,000	2,423,456
6.250%, 3/17/24	2,000,000	1,923,040
Petroleos Mexicanos 5.750%, 3/1/18	1,286,000	1,398,949
3.500%, 7/18/18	1,000,000	1,026,250
3.125%, 1/23/19	1,500,000	1,515,000
8.000%, 5/3/19	1,900,000	2,230,125
6.000%, 3/5/20	3,323,000	3,709,299
3.500%, 7/23/20§	2,000,000	2,021,960
4.875%, 1/24/22	1,500,000	1,556,055
3.500%, 1/30/23	2,381,000	2,246,474
4.875%, 1/18/24	2,000,000	2,050,000
2.378%, 4/15/25	1,080,000	1,081,274
Phillips 66 2.950%, 5/1/17	1,794,000	1,842,690
4.300%, 4/1/22	2,250,000	2,363,443
Phillips 66 Partners LP 3.605%, 2/15/25	1,000,000	948,146
Pioneer Natural Resources Co. 6.650%, 3/15/17	1,500,000	1,619,866
7.500%, 1/15/20	250,000	293,889
Plains All American Pipeline LP/Plains All American Finance Corp. 6.500%, 5/1/18	477,000	533,742
8.750%, 5/1/19	404,000	492,153
2.600%, 12/15/19	1,575,000	1,554,322
5.000%, 2/1/21	1,000,000	1,082,943
3.850%, 10/15/23	250,000	248,078
3.600%, 11/1/24	1,250,000	1,201,303
Southwestern Energy Co. 4.100%, 3/15/22	1,667,000	1,632,449
Spectra Energy Capital LLC 6.200%, 4/15/18	984,000	1,073,665
8.000%, 10/1/19	345,000	408,241
3.300%, 3/15/23	500,000	458,461
Spectra Energy Partners LP 2.950%, 9/25/18	1,400,000	1,436,809
3.500%, 3/15/25	1,000,000	958,462
Statoil ASA 3.125%, 8/17/17	1,062,000	1,103,157
1.250%, 11/9/17	1,000,000	997,719
1.150%, 5/15/18	1,500,000	1,484,199
5.250%, 4/15/19	1,406,000	1,566,740
2.250%, 11/8/19	1,000,000	1,002,949
2.900%, 11/8/20	1,170,000	1,194,292
2.750%, 11/10/21	1,000,000	1,000,194
3.150%, 1/23/22	1,000,000	1,009,010
2.450%, 1/17/23	500,000	479,586
2.650%, 1/15/24	500,000	479,244
3.700%, 3/1/24	2,000,000	2,066,557
3.250%, 11/10/24	600,000	593,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Suncor Energy, Inc. 6.100%, 6/1/18	$1,925,000	$2,140,713
Sunoco Logistics Partners Operations LP 3.450%, 1/15/23	750,000	714,767
4.250%, 4/1/24	1,000,000	967,400
Talisman Energy, Inc. 7.750%, 6/1/19	1,412,000	1,630,204
TC PipeLines LP 4.375%, 3/13/25	1,000,000	980,802
Tennessee Gas Pipeline Co. LLC 7.500%, 4/1/17	550,000	600,543
Total Capital Canada Ltd. 1.450%, 1/15/18	1,150,000	1,152,730
2.750%, 7/15/23	1,000,000	963,255
Total Capital International S.A. 1.000%, 8/12/16	1,000,000	1,001,535
1.000%, 1/10/17	650,000	650,894
1.550%, 6/28/17	1,000,000	1,009,286
2.125%, 1/10/19	1,000,000	1,007,777
2.100%, 6/19/19	1,000,000	998,308
2.875%, 2/17/22	250,000	247,944
2.700%, 1/25/23	1,187,000	1,144,061
3.750%, 4/10/24	2,000,000	2,071,743
Total Capital S.A. 2.125%, 8/10/18	1,000,000	1,014,318
4.450%, 6/24/20	825,000	903,716
4.125%, 1/28/21	1,100,000	1,190,876
4.250%, 12/15/21	500,000	539,298
TransCanada PipeLines Ltd. 1.875%, 1/12/18	1,000,000	1,005,648
7.125%, 1/15/19	1,293,000	1,499,650
3.800%, 10/1/20	1,298,000	1,371,608
2.500%, 8/1/22	850,000	807,874
6.350%, 5/15/67 (l)	1,371,000	1,295,595
Transcontinental Gas Pipe Line Co. LLC 6.050%, 6/15/18	100,000	111,912
Valero Energy Corp. 6.125%, 6/15/17	500,000	543,243
9.375%, 3/15/19	554,000	680,050
6.125%, 2/1/20	1,154,000	1,317,663
3.650%, 3/15/25	600,000	582,666
Western Gas Partners LP 4.000%, 7/1/22	500,000	500,860
3.950%, 6/1/25	1,400,000	1,340,251
Williams Cos., Inc. 3.700%, 1/15/23	500,000	464,925
4.550%, 6/24/24	2,250,000	2,173,956
Williams Partners LP 5.250%, 3/15/20	1,640,000	1,778,858
4.125%, 11/15/20	250,000	260,697
4.000%, 11/15/21	750,000	765,130
3.600%, 3/15/22	2,000,000	1,932,388
3.350%, 8/15/22	1,200,000	1,141,148
4.500%, 11/15/23	1,000,000	1,005,750
4.300%, 3/4/24	4,000,000	3,922,095
4.000%, 9/15/25	2,500,000	2,348,579
Williams Partners LP/Williams Partners Finance Corp. 7.250%, 2/1/17	329,000	356,597

XTO Energy, Inc. 6.250%, 8/1/17	1,150,000	1,268,141

		286,677,712

Total Energy		309,258,507

Financials (13.8%)
Banks (6.7%)
Agricultural Bank Of China/New York
2.000%, 5/21/18	397,000	395,929
2.750%, 5/21/20	500,000	496,876
American Express Bank FSB 6.000%, 9/13/17	500,000	548,518
Associated Banc-Corp. 2.750%, 11/15/19	550,000	549,374
Australia & New Zealand Banking Group Ltd./New York 1.250%, 1/10/17	1,250,000	1,253,222
1.250%, 6/13/17	1,500,000	1,497,400
1.875%, 10/6/17	500,000	505,161
1.500%, 1/16/18	1,100,000	1,100,151
1.450%, 5/15/18	750,000	747,345
Banco do Brasil S.A./Cayman Islands 3.875%, 10/10/22	2,200,000	1,982,200
Bancolombia S.A. 5.950%, 6/3/21	500,000	545,430
Bank of America Corp. 3.750%, 7/12/16	95,000	97,565
6.500%, 8/1/16	3,785,000	3,993,108
5.625%, 10/14/16	2,971,000	3,135,903
1.350%, 11/21/16	1,000,000	1,000,392
3.875%, 3/22/17	1,000,000	1,039,730
5.700%, 5/2/17	2,400,000	2,560,940
1.700%, 8/25/17	2,280,000	2,282,923
6.400%, 8/28/17	2,147,000	2,350,811
6.000%, 9/1/17	5,060,000	5,515,903
5.750%, 12/1/17	1,500,000	1,634,280
2.000%, 1/11/18	1,350,000	1,354,266
6.875%, 4/25/18	4,624,000	5,227,737
5.650%, 5/1/18	4,289,000	4,711,870
6.875%, 11/15/18	130,000	149,058
2.600%, 1/15/19	1,742,000	1,760,110
2.650%, 4/1/19	1,133,000	1,144,929
7.625%, 6/1/19	3,439,000	4,081,134
2.250%, 4/21/20	2,050,000	2,013,192
5.625%, 7/1/20	5,310,000	6,000,974
5.000%, 5/13/21	1,500,000	1,648,712
5.700%, 1/24/22	2,500,000	2,842,206
3.300%, 1/11/23	4,300,000	4,232,505
4.100%, 7/24/23	2,000,000	2,064,010
4.125%, 1/22/24	1,200,000	1,233,014
4.000%, 4/1/24	5,000,000	5,076,096
4.200%, 8/26/24	625,000	622,161
4.000%, 1/22/25	1,000,000	974,537
3.950%, 4/21/25	2,450,000	2,359,122
Bank of Montreal 1.300%, 7/15/16	1,500,000	1,507,660
2.500%, 1/11/17	1,000,000	1,021,996
1.300%, 7/14/17	1,250,000	1,250,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

1.400%, 9/11/17	$1,700,000	$1,701,942
1.450%, 4/9/18	1,000,000	995,496
2.550%, 11/6/22	1,300,000	1,259,397
Bank of Nova Scotia 1.375%, 7/15/16	2,000,000	2,011,758
1.100%, 12/13/16	950,000	951,482
1.250%, 4/11/17	1,250,000	1,251,747
1.300%, 7/21/17	1,000,000	1,001,954
1.450%, 4/25/18	1,150,000	1,142,711
1.700%, 6/11/18	1,500,000	1,497,851
2.050%, 6/5/19	1,000,000	991,912
4.375%, 1/13/21	1,150,000	1,251,718
2.800%, 7/21/21	1,000,000	1,002,259
Barclays Bank plc 5.000%, 9/22/16	2,150,000	2,251,440
2.500%, 2/20/19	2,000,000	2,011,960
5.125%, 1/8/20	1,200,000	1,335,874
5.140%, 10/14/20	2,269,000	2,462,628
3.750%, 5/15/24	1,250,000	1,253,309
Barclays plc 2.000%, 3/16/18	1,000,000	994,337
2.750%, 11/8/19	2,250,000	2,234,509
2.875%, 6/8/20	2,500,000	2,471,361
3.650%, 3/16/25	1,750,000	1,656,336
BB&T Corp. 4.900%, 6/30/17	693,000	741,227
1.600%, 8/15/17	1,200,000	1,205,134
2.050%, 6/19/18	850,000	858,481
2.250%, 2/1/19	600,000	602,218
6.850%, 4/30/19	100,000	116,559
5.250%, 11/1/19	460,000	509,333
2.625%, 6/29/20	1,350,000	1,351,942
3.950%, 3/22/22	250,000	259,050
BNP Paribas S.A. 1.375%, 3/17/17	4,000,000	3,996,334
2.375%, 9/14/17	1,000,000	1,015,275
2.700%, 8/20/18	2,000,000	2,043,113
2.400%, 12/12/18	100,000	101,024
2.450%, 3/17/19	1,700,000	1,716,234
5.000%, 1/15/21	2,569,000	2,842,052
3.250%, 3/3/23	650,000	644,906
4.250%, 10/15/24	1,000,000	991,470
Branch Banking & Trust Co. 1.450%, 10/3/16	1,000,000	1,007,207
1.050%, 12/1/16	250,000	250,075
1.000%, 4/3/17	2,000,000	1,994,067
2.300%, 10/15/18	1,000,000	1,015,791
3.800%, 10/30/26	300,000	302,838
Canadian Imperial Bank of Commerce 1.350%, 7/18/16	1,200,000	1,206,925
1.550%, 1/23/18	100,000	99,946
Capital One Bank USA N.A. 1.150%, 11/21/16	1,000,000	995,735
2.150%, 11/21/18	250,000	248,502
2.250%, 2/13/19	2,000,000	1,986,576
8.800%, 7/15/19	1,787,000	2,187,278
3.375%, 2/15/23	1,000,000	970,920
Capital One N.A./Virginia 1.500%, 9/5/17	3,000,000	2,980,378
1.500%, 3/22/18	1,000,000	986,220
2.950%, 7/23/21	1,000,000	989,402

Citigroup, Inc. 1.700%, 7/25/16	1,150,000	1,156,185
5.850%, 8/2/16	500,000	524,969
1.300%, 11/15/16	1,200,000	1,199,506
5.500%, 2/15/17	1,650,000	1,750,278
1.550%, 8/14/17	5,000,000	4,989,958
6.125%, 11/21/17	6,517,000	7,178,319
1.850%, 11/24/17	800,000	801,605
1.800%, 2/5/18	1,500,000	1,497,924
1.700%, 4/27/18	1,000,000	993,306
1.750%, 5/1/18	1,156,000	1,149,707
6.125%, 5/15/18	2,613,000	2,914,325
2.500%, 9/26/18	3,000,000	3,036,036
8.500%, 5/22/19	4,406,000	5,374,561
5.375%, 8/9/20	2,162,000	2,420,421
4.500%, 1/14/22	200,000	215,282
4.050%, 7/30/22	150,000	153,720
3.375%, 3/1/23	1,150,000	1,143,782
3.500%, 5/15/23	1,000,000	976,092
3.875%, 10/25/23	1,550,000	1,580,472
3.750%, 6/16/24	500,000	501,412
4.000%, 8/5/24	2,500,000	2,463,504
3.875%, 3/26/25	500,000	479,623
4.400%, 6/10/25	650,000	645,562
Citizens Bank N.A./Rhode Island 2.450%, 12/4/19	750,000	745,918
Comerica Bank 5.750%, 11/21/16	250,000	266,307
2.500%, 6/2/20	1,250,000	1,250,009
Comerica, Inc. 2.125%, 5/23/19	400,000	396,414
Commonwealth Bank of Australia/New York 1.125%, 3/13/17	1,000,000	1,000,660
1.900%, 9/18/17	1,250,000	1,265,248
1.625%, 3/12/18	1,500,000	1,502,866
2.500%, 9/20/18	1,000,000	1,020,821
2.250%, 3/13/19	1,350,000	1,357,453
2.300%, 9/6/19	1,000,000	1,000,108
2.300%, 3/12/20	1,500,000	1,493,604
Compass Bank 1.850%, 9/29/17	500,000	500,185
6.400%, 10/1/17	300,000	327,902
3.875%, 4/10/25	1,000,000	939,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,350,000	1,395,053
1.700%, 3/19/18	1,000,000	1,002,509
2.250%, 1/14/19	3,000,000	3,017,064
2.250%, 1/14/20	1,000,000	996,319
4.500%, 1/11/21	1,500,000	1,628,323
3.875%, 2/8/22	2,812,000	2,921,272
3.950%, 11/9/22	1,000,000	992,177
4.625%, 12/1/23	1,000,000	1,031,411
3.375%, 5/21/25	1,000,000	979,712
Corpbanca S.A. 3.125%, 1/15/18	500,000	501,871
Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/20§	500,000	493,926
3.750%, 3/26/25§	750,000	722,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Discover Bank/Delaware 7.000%, 4/15/20	$1,200,000	$1,389,750
3.100%, 6/4/20	500,000	499,733
3.200%, 8/9/21	350,000	344,420
4.200%, 8/8/23	550,000	555,848
Fifth Third Bancorp 5.450%, 1/15/17	100,000	105,933
4.500%, 6/1/18	1,000,000	1,057,947
2.300%, 3/1/19	1,000,000	999,699
4.300%, 1/16/24	700,000	717,392
Fifth Third Bank/Ohio 1.150%, 11/18/16	1,000,000	999,355
1.450%, 2/28/18	300,000	297,806
2.375%, 4/25/19	1,000,000	1,000,813
First Republic Bank/California 2.375%, 6/17/19	500,000	499,015
Glitnir HF 0.000%, 10/15/08 (h)§	4,650,000	1,371,750
HSBC Bank USA N.A. 6.000%, 8/9/17	750,000	816,346
4.875%, 8/24/20	1,000,000	1,106,718
HSBC Holdings plc 5.100%, 4/5/21	2,700,000	3,009,870
4.875%, 1/14/22	750,000	824,697
4.000%, 3/30/22	1,650,000	1,725,566
4.250%, 3/14/24	1,700,000	1,718,573
Huntington Bancshares, Inc./Ohio 2.600%, 8/2/18	750,000	757,764
7.000%, 12/15/20	80,000	94,916
Huntington National Bank 1.300%, 11/20/16	515,000	514,336
1.375%, 4/24/17	2,000,000	1,990,600
2.200%, 4/1/19	500,000	496,139
Industrial & Commercial Bank of China Ltd./New York 2.351%, 11/13/17	355,000	357,393
3.231%, 11/13/19	700,000	710,627
Intesa Sanpaolo S.p.A. 3.875%, 1/16/18	1,505,000	1,554,618
3.875%, 1/15/19	2,400,000	2,469,051
5.250%, 1/12/24	1,500,000	1,591,665
JPMorgan Chase & Co. 3.150%, 7/5/16	2,719,000	2,774,032
1.350%, 2/15/17	3,300,000	3,303,590
2.000%, 8/15/17	1,750,000	1,764,994
6.000%, 1/15/18	4,043,000	4,456,775
1.800%, 1/25/18	1,000,000	1,000,446
1.625%, 5/15/18	2,156,000	2,140,309
2.350%, 1/28/19	5,000,000	5,025,809
6.300%, 4/23/19	7,707,000	8,789,086
4.950%, 3/25/20	500,000	550,632
2.750%, 6/23/20	1,250,000	1,251,145
4.400%, 7/22/20	3,230,000	3,476,272
4.250%, 10/15/20	874,000	934,065
4.625%, 5/10/21	2,000,000	2,165,579
4.350%, 8/15/21	300,000	320,776
4.500%, 1/24/22	2,000,000	2,141,161
3.250%, 9/23/22	2,849,000	2,828,772
3.200%, 1/25/23	4,369,000	4,297,987
3.375%, 5/1/23	2,075,000	2,015,545

3.875%, 2/1/24	5,000,000	5,082,952
3.625%, 5/13/24	3,000,000	2,980,041
KeyBank N.A./Ohio 1.100%, 11/25/16	269,000	269,944
1.650%, 2/1/18	2,000,000	2,001,081
1.700%, 6/1/18	250,000	249,380
2.250%, 3/16/20	750,000	743,040
3.300%, 6/1/25	250,000	242,969
KeyCorp 5.100%, 3/24/21	1,375,000	1,524,340
KfW 0.500%, 7/15/16	8,000,000	7,989,029
0.625%, 12/15/16	3,600,000	3,590,300
4.875%, 1/17/17	2,965,000	3,145,058
1.250%, 2/15/17	812,000	817,491
0.750%, 3/17/17	7,000,000	6,984,680
0.875%, 9/5/17	2,000,000	1,994,986
0.875%, 12/15/17	3,000,000	2,980,995
1.000%, 1/26/18	3,000,000	2,986,759
4.375%, 3/15/18	3,000,000	3,246,594
1.000%, 6/11/18	2,000,000	1,978,907
4.500%, 7/16/18	2,385,000	2,603,816
1.875%, 4/1/19	3,150,000	3,186,500
4.875%, 6/17/19	1,900,000	2,130,254
1.750%, 10/15/19	2,500,000	2,498,957
4.000%, 1/27/20	8,539,000	9,394,649
1.500%, 4/20/20	4,000,000	3,948,283
2.750%, 9/8/20	2,436,000	2,528,026
2.750%, 10/1/20	3,150,000	3,269,100
2.375%, 8/25/21	1,500,000	1,519,405
2.625%, 1/25/22	3,000,000	3,076,657
2.000%, 10/4/22	2,312,000	2,263,284
2.125%, 1/17/23	3,350,000	3,296,377
2.500%, 11/20/24	5,000,000	5,024,723
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	187,000	190,070
5.125%, 2/1/17	2,229,000	2,381,939
0.875%, 9/12/17	1,000,000	997,937
2.375%, 9/13/17	1,000,000	1,030,468
1.000%, 4/4/18	3,250,000	3,236,523
1.750%, 4/15/19	2,000,000	2,015,712
1.375%, 10/23/19	829,000	817,397
2.000%, 1/13/25	3,000,000	2,867,194
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,575,507
1.750%, 3/16/18	1,000,000	1,001,271
1.750%, 5/14/18	500,000	499,859
2.300%, 11/27/18	1,200,000	1,209,900
2.350%, 9/5/19	1,000,000	999,170
2.400%, 3/17/20	750,000	745,927
6.375%, 1/21/21	1,000,000	1,173,317
3.500%, 5/14/25	750,000	735,445
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	558,365
1.450%, 3/7/18	1,000,000	991,894
2.300%, 1/30/19	800,000	804,051
2.250%, 7/25/19	1,100,000	1,098,639
2.900%, 2/6/25	1,500,000	1,416,852
MUFG Americas Holdings Corp.
1.625%, 2/9/18	250,000	248,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

2.250%, 2/10/20	$250,000	$247,840
3.500%, 6/18/22	2,200,000	2,210,046
3.000%, 2/10/25	100,000	93,976
MUFG Union Bank N.A.
1.500%, 9/26/16	343,000	344,235
2.625%, 9/26/18	1,000,000	1,017,151
National Australia Bank Ltd./New York
1.300%, 7/25/16	500,000	502,486
2.750%, 3/9/17	1,800,000	1,847,010
2.300%, 7/25/18	1,250,000	1,266,906
3.000%, 1/20/23	1,350,000	1,333,309
Oesterreichische Kontrollbank AG
0.750%, 12/15/16	1,000,000	1,000,826
5.000%, 4/25/17	1,346,000	1,446,607
0.750%, 5/19/17	1,000,000	997,847
1.125%, 5/29/18	2,000,000	1,994,297
1.625%, 3/12/19	1,000,000	1,005,653
2.375%, 10/1/21	1,500,000	1,514,949
People’s United Financial, Inc. 3.650%, 12/6/22	300,000	297,063
PNC Bank N.A.
1.150%, 11/1/16	250,000	250,515
1.125%, 1/27/17	1,500,000	1,500,230
4.875%, 9/21/17	1,000,000	1,067,009
1.500%, 10/18/17	2,000,000	2,003,449
1.500%, 2/23/18	250,000	249,445
1.600%, 6/1/18	500,000	498,609
2.200%, 1/28/19	1,500,000	1,507,768
2.300%, 6/1/20	500,000	496,325
2.950%, 1/30/23	250,000	242,310
3.800%, 7/25/23	1,000,000	1,013,308
3.300%, 10/30/24	1,000,000	984,957
2.950%, 2/23/25	250,000	240,262
3.250%, 6/1/25	500,000	492,752
PNC Financial Services Group, Inc.
2.854%, 11/9/22 (e)	2,000,000	1,953,156
3.900%, 4/29/24	500,000	500,327
PNC Funding Corp.
2.700%, 9/19/16	1,050,000	1,068,167
5.625%, 2/1/17	2,050,000	2,177,901
6.700%, 6/10/19	500,000	581,515
5.125%, 2/8/20	981,000	1,098,418
4.375%, 8/11/20	1,839,000	1,998,842
Regions Financial Corp. 2.000%, 5/15/18	650,000	648,344
Royal Bank of Canada
2.300%, 7/20/16	2,500,000	2,538,711
1.000%, 4/27/17	650,000	648,673
1.250%, 6/16/17	500,000	501,350
1.400%, 10/13/17	1,000,000	999,603
1.500%, 1/16/18	2,000,000	2,001,764
2.200%, 7/27/18	2,000,000	2,026,953
2.150%, 3/15/19	750,000	752,468
2.150%, 3/6/20	750,000	746,909
Royal Bank of Scotland Group plc
1.875%, 3/31/17	2,100,000	2,089,500
6.400%, 10/21/19	1,010,000	1,126,655

Royal Bank of Scotland plc
5.625%, 8/24/20	1,406,000	1,584,800
6.125%, 1/11/21	1,000,000	1,146,565
Societe Generale S.A.
2.750%, 10/12/17	750,000	767,480
2.625%, 10/1/18	1,000,000	1,018,915
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16	1,000,000	1,002,408
1.800%, 7/18/17	1,000,000	1,006,491
1.500%, 1/18/18	500,000	496,431
2.500%, 7/19/18	250,000	254,036
2.450%, 1/10/19	800,000	807,944
2.250%, 7/11/19	750,000	747,294
2.450%, 1/16/20	500,000	500,870
3.200%, 7/18/22	750,000	740,360
3.000%, 1/18/23	1,000,000	977,881
3.950%, 1/10/24	2,250,000	2,330,376
3.400%, 7/11/24	2,000,000	1,974,169
SunTrust Banks, Inc./Georgia
3.500%, 1/20/17	156,000	160,678
1.350%, 2/15/17	750,000	750,746
6.000%, 9/11/17	500,000	544,907
7.250%, 3/15/18	946,000	1,074,862
2.350%, 11/1/18	350,000	352,223
2.500%, 5/1/19	1,250,000	1,256,284
SVB Financial Group 5.375%, 9/15/20	160,000	177,994
Svenska Handelsbanken AB
3.125%, 7/12/16	1,450,000	1,483,377
1.625%, 3/21/18	1,000,000	1,002,558
2.500%, 1/25/19	3,000,000	3,050,426
Toronto-Dominion Bank
2.500%, 7/14/16	1,650,000	1,679,488
1.500%, 9/9/16	750,000	756,091
2.375%, 10/19/16	1,350,000	1,376,430
1.125%, 5/2/17	1,500,000	1,502,457
1.625%, 3/13/18	350,000	352,002
1.400%, 4/30/18	1,000,000	997,978
2.625%, 9/10/18	1,000,000	1,030,141
2.125%, 7/2/19	1,000,000	1,002,180
2.250%, 11/5/19	1,600,000	1,602,550
U.S. Bancorp/Minnesota
2.200%, 11/15/16	312,000	317,483
1.650%, 5/15/17	1,500,000	1,517,661
4.125%, 5/24/21	1,000,000	1,080,699
3.000%, 3/15/22	750,000	753,245
2.950%, 7/15/22	2,125,000	2,094,123
3.700%, 1/30/24	500,000	517,820
3.600%, 9/11/24	1,000,000	1,000,068
U.S. Bank N.A./Ohio
1.100%, 1/30/17	1,000,000	1,003,874
1.375%, 9/11/17	1,000,000	1,004,707
1.350%, 1/26/18	1,000,000	999,137
2.125%, 10/28/19	2,500,000	2,506,188
2.800%, 1/27/25	1,000,000	956,843
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,530,116
5.750%, 6/15/17	422,000	457,938
5.750%, 2/1/18	4,146,000	4,579,426
Wells Fargo & Co.
1.250%, 7/20/16	1,500,000	1,507,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

5.125%, 9/15/16	$367,000	$384,207
2.625%, 12/15/16	2,000,000	2,045,854
2.100%, 5/8/17	200,000	203,266
1.400%, 9/8/17	1,500,000	1,501,886
5.625%, 12/11/17	3,647,000	4,001,287
1.500%, 1/16/18	1,006,000	1,004,265
2.150%, 1/15/19	1,166,000	1,171,458
2.125%, 4/22/19	5,000,000	5,017,243
2.150%, 1/30/20	1,250,000	1,232,134
3.000%, 1/22/21	1,500,000	1,520,593
4.600%, 4/1/21	2,000,000	2,192,627
3.500%, 3/8/22	1,844,000	1,899,979
3.450%, 2/13/23	1,806,000	1,798,555
4.125%, 8/15/23	3,000,000	3,115,605
3.300%, 9/9/24	2,000,000	1,969,655
3.000%, 2/19/25	2,500,000	2,395,201
Wells Fargo Bank N.A. 6.000%, 11/15/17	500,000	551,240
Westpac Banking Corp.
1.200%, 5/19/17	788,000	788,647
2.000%, 8/14/17	1,700,000	1,724,963
1.500%, 12/1/17	3,000,000	3,008,020
1.600%, 1/12/18	500,000	501,099
1.550%, 5/25/18	450,000	448,082
4.625%, 6/1/18	62,000	66,183
2.250%, 1/17/19	600,000	606,084
4.875%, 11/19/19	1,800,000	1,996,349
2.300%, 5/26/20	1,000,000	994,794

		573,915,076

Capital Markets (2.2%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	350,000	360,620
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	1,906,928
5.300%, 3/15/20	156,000	176,184
4.000%, 10/15/23	150,000	156,763
3.700%, 10/15/24	750,000	765,580
Apollo Investment Corp. 5.250%, 3/3/25	350,000	345,742
Ares Capital Corp.
4.875%, 11/30/18	500,000	524,921
3.875%, 1/15/20	300,000	304,573
Bank of New York Mellon Corp.
1.300%, 1/25/18	250,000	249,154
1.600%, 5/22/18	972,000	973,059
2.100%, 1/15/19	48,000	48,208
2.300%, 9/11/19	1,500,000	1,501,163
2.150%, 2/24/20	2,000,000	1,975,883
4.150%, 2/1/21	2,187,000	2,361,034
3.550%, 9/23/21	750,000	781,959
3.650%, 2/4/24	2,100,000	2,157,918
3.000%, 2/24/25	1,500,000	1,454,809
BGC Partners, Inc. 5.375%, 12/9/19	300,000	312,037
BlackRock, Inc.
5.000%, 12/10/19	1,473,000	1,640,949
4.250%, 5/24/21	1,000,000	1,092,178
3.375%, 6/1/22	500,000	512,146
3.500%, 3/18/24	1,400,000	1,417,860
Charles Schwab Corp.
4.450%, 7/22/20	850,000	938,278

3.225%, 9/1/22	1,197,000	1,210,302
3.000%, 3/10/25	150,000	145,782
Credit Suisse AG/New York
1.375%, 5/26/17	1,000,000	999,482
1.750%, 1/29/18	3,000,000	2,983,993
1.700%, 4/27/18	3,500,000	3,468,966
2.300%, 5/28/19	900,000	898,350
5.300%, 8/13/19	1,346,000	1,497,384
5.400%, 1/14/20	2,000,000	2,204,429
4.375%, 8/5/20	2,850,000	3,093,948
3.000%, 10/29/21	850,000	844,703
3.625%, 9/9/24	3,000,000	2,981,550
Credit Suisse USA, Inc. 5.850%, 8/16/16	1,318,000	1,389,982
Deutsche Bank AG/London
1.400%, 2/13/17	1,250,000	1,246,779
1.350%, 5/30/17	1,650,000	1,639,623
6.000%, 9/1/17	2,096,000	2,280,170
1.875%, 2/13/18	500,000	498,536
2.500%, 2/13/19	1,600,000	1,599,162
3.700%, 5/30/24	2,000,000	1,965,954
4.500%, 4/1/25	1,500,000	1,435,050
4.296%, 5/24/28 (l)	1,700,000	1,609,050
Eaton Vance Corp.
6.500%, 10/2/17	60,000	66,124
3.625%, 6/15/23	500,000	499,056
Franklin Resources, Inc. 2.850%, 3/30/25	1,250,000	1,197,725
FS Investment Corp.
4.000%, 7/15/19	400,000	404,036
4.750%, 5/15/22	500,000	490,533
Goldman Sachs Group, Inc.
5.750%, 10/1/16	375,000	397,041
5.625%, 1/15/17	2,543,000	2,693,414
6.250%, 9/1/17	2,219,000	2,432,152
5.950%, 1/18/18	6,451,000	7,099,676
2.375%, 1/22/18	750,000	761,715
6.150%, 4/1/18	1,318,000	1,464,965
2.900%, 7/19/18	3,000,000	3,071,308
7.500%, 2/15/19	2,999,000	3,526,143
2.550%, 10/23/19	1,000,000	998,510
5.375%, 3/15/20	3,650,000	4,073,680
2.600%, 4/23/20	3,000,000	2,976,734
6.000%, 6/15/20	1,428,000	1,635,787
5.250%, 7/27/21	1,905,000	2,115,168
5.750%, 1/24/22	4,400,000	4,992,969
3.625%, 1/22/23	2,244,000	2,241,074
4.000%, 3/3/24	3,045,000	3,094,100
3.850%, 7/8/24	2,000,000	1,993,728
3.500%, 1/23/25	3,250,000	3,156,680
3.750%, 5/22/25	2,400,000	2,362,858
Invesco Finance plc 3.125%, 11/30/22	1,000,000	983,215
Jefferies Group LLC
5.125%, 4/13/18	525,000	556,026
8.500%, 7/15/19	1,446,000	1,717,736
5.125%, 1/20/23	117,000	120,235
Lazard Group LLC 4.250%, 11/14/20	1,000,000	1,049,807
Legg Mason, Inc. 2.700%, 7/15/19	375,000	378,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Mellon Funding Corp. 5.500%, 11/15/18	$1,000,000	$1,113,732
Morgan Stanley
5.750%, 10/18/16	1,500,000	1,584,996
4.750%, 3/22/17	656,000	691,550
5.550%, 4/27/17	7,250,000	7,762,286
6.625%, 4/1/18	2,848,000	3,198,509
2.125%, 4/25/18	4,504,000	4,536,163
2.500%, 1/24/19	2,000,000	2,018,580
7.300%, 5/13/19	2,718,000	3,197,571
2.375%, 7/23/19	3,000,000	2,977,883
5.625%, 9/23/19	2,039,000	2,282,504
5.500%, 1/26/20	250,000	278,047
2.650%, 1/27/20	3,000,000	2,993,469
5.500%, 7/24/20	1,522,000	1,708,215
5.750%, 1/25/21	4,112,000	4,678,963
5.500%, 7/28/21	2,130,000	2,400,262
4.875%, 11/1/22	312,000	330,731
3.750%, 2/25/23	3,394,000	3,435,697
4.100%, 5/22/23	2,000,000	2,011,131
3.875%, 4/29/24	4,000,000	4,036,931
3.700%, 10/23/24	2,000,000	1,986,380
Nomura Holdings, Inc.
2.000%, 9/13/16	100,000	100,534
2.750%, 3/19/19	1,000,000	1,009,145
6.700%, 3/4/20	959,000	1,123,922
Northern Trust Corp.
3.450%, 11/4/20	850,000	897,767
3.375%, 8/23/21	375,000	392,242
2.375%, 8/2/22	500,000	483,245
PennantPark Investment Corp. 4.500%, 10/1/19	400,000	398,438
Prospect Capital Corp. 5.000%, 7/15/19	350,000	360,299
Raymond James Financial, Inc. 8.600%, 8/15/19	439,000	534,117
Stifel Financial Corp. 4.250%, 7/18/24	600,000	592,358
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	113,930
2.950%, 4/1/22	250,000	247,753
3.625%, 4/1/25	1,000,000	1,016,334
UBS AG/Connecticut
5.875%, 7/15/16	1,000,000	1,044,783
1.375%, 8/14/17	3,395,000	3,378,680
5.875%, 12/20/17	2,275,000	2,499,335
1.800%, 3/26/18	2,000,000	1,995,640
5.750%, 4/25/18	3,000,000	3,313,068
2.375%, 8/14/19	500,000	498,632
2.350%, 3/26/20	750,000	743,685
4.875%, 8/4/20	1,812,000	1,998,130
Washington Prime Group LP 3.850%, 4/1/20§	250,000	252,064

		190,719,507

Consumer Finance (1.5%)
American Express Centurion Bank 6.000%, 9/13/17	1,250,000	1,371,294
American Express Co.
6.150%, 8/28/17	416,000	455,343
7.000%, 3/19/18	3,922,000	4,442,226

1.550%, 5/22/18	2,000,000	1,984,109
8.125%, 5/20/19	1,212,000	1,467,904
2.650%, 12/2/22	1,487,000	1,429,815
3.625%, 12/5/24	1,070,000	1,043,981
6.800%, 9/1/66 (l)	150,000	153,375
American Express Credit Corp.
2.800%, 9/19/16	250,000	255,384
2.375%, 3/24/17	2,000,000	2,037,412
2.125%, 3/18/19	750,000	751,454
2.250%, 8/15/19	2,500,000	2,501,447
2.375%, 5/26/20	1,750,000	1,736,357
American Honda Finance Corp.
0.950%, 5/5/17	1,500,000	1,498,944
1.200%, 7/14/17	2,150,000	2,149,996
1.550%, 12/11/17	800,000	803,124
2.125%, 10/10/18	1,000,000	1,012,307
Capital One Financial Corp.
3.150%, 7/15/16	300,000	305,742
6.150%, 9/1/16	669,000	706,056
6.750%, 9/15/17	1,546,000	1,710,025
4.750%, 7/15/21	500,000	544,272
3.750%, 4/24/24	1,000,000	990,425
Caterpillar Financial Services Corp.
2.050%, 8/1/16	1,700,000	1,722,914
1.750%, 3/24/17	500,000	506,609
1.250%, 8/18/17	1,500,000	1,502,898
1.250%, 11/6/17	250,000	249,914
1.300%, 3/1/18	1,000,000	996,057
5.450%, 4/15/18	1,000,000	1,106,950
1.700%, 6/16/18	400,000	400,996
7.150%, 2/15/19	2,520,000	2,973,221
2.100%, 6/9/19	700,000	698,991
2.000%, 3/5/20	1,500,000	1,482,024
2.850%, 6/1/22	500,000	496,740
2.625%, 3/1/23	1,000,000	970,766
3.300%, 6/9/24	700,000	700,461
Discover Financial Services
6.450%, 6/12/17	498,000	540,479
5.200%, 4/27/22	100,000	106,330
3.850%, 11/21/22	1,144,000	1,134,162
3.950%, 11/6/24	250,000	242,650
3.750%, 3/4/25	350,000	332,605
Ford Motor Credit Co. LLC
8.000%, 12/15/16	1,250,000	1,361,006
1.500%, 1/17/17	714,000	712,524
4.250%, 2/3/17	300,000	312,136
1.461%, 3/27/17	1,250,000	1,244,497
3.000%, 6/12/17	5,000,000	5,113,108
1.684%, 9/8/17	1,000,000	995,156
1.724%, 12/6/17	1,200,000	1,191,599
2.375%, 1/16/18	1,382,000	1,392,557
2.240%, 6/15/18	520,000	520,383
2.459%, 3/27/20	1,500,000	1,476,271
5.875%, 8/2/21	5,850,000	6,662,458
3.219%, 1/9/22	1,500,000	1,480,445
4.250%, 9/20/22	2,700,000	2,808,626
General Motors Financial Co., Inc.
4.750%, 8/15/17	1,055,000	1,111,759
2.400%, 4/10/18	2,000,000	2,004,400
3.150%, 1/15/20	2,000,000	2,003,800
3.450%, 4/10/22	2,000,000	1,958,000
4.000%, 1/15/25	2,000,000	1,962,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

HSBC Finance Corp.
6.676%, 1/15/21	$3,826,000	$4,436,663
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	998,527
1.700%, 3/5/18	2,000,000	1,996,095
2.250%, 6/23/19	1,250,000	1,246,792
2.350%, 3/5/20	2,000,000	1,983,458
5.000%, 9/27/20	650,000	720,418
3.500%, 6/23/24	900,000	905,872
John Deere Capital Corp.
1.050%, 12/15/16	2,000,000	2,005,394
5.500%, 4/13/17	208,000	224,392
2.800%, 9/18/17	1,500,000	1,553,439
1.200%, 10/10/17	1,000,000	1,000,160
1.300%, 3/12/18	1,150,000	1,147,507
5.750%, 9/10/18	1,108,000	1,244,316
1.950%, 12/13/18	650,000	656,511
2.250%, 4/17/19	500,000	504,743
2.050%, 3/10/20	750,000	743,145
2.800%, 3/4/21	1,000,000	1,011,779
3.900%, 7/12/21	350,000	375,443
3.150%, 10/15/21	500,000	513,408
2.750%, 3/15/22	1,000,000	988,063
3.350%, 6/12/24	650,000	660,907
PACCAR Financial Corp.
1.150%, 8/16/16	100,000	100,371
1.600%, 3/15/17	750,000	757,450
1.400%, 11/17/17	55,000	55,158
1.450%, 3/9/18	1,500,000	1,501,621
1.400%, 5/18/18	200,000	199,537
Synchrony Financial
1.875%, 8/15/17	2,000,000	1,996,195
3.000%, 8/15/19	600,000	602,275
2.700%, 2/3/20	750,000	741,154
4.250%, 8/15/24	750,000	750,132
Toyota Motor Credit Corp.
2.000%, 9/15/16	850,000	862,193
2.050%, 1/12/17	1,000,000	1,015,995
1.750%, 5/22/17	1,300,000	1,318,729
1.250%, 10/5/17	1,500,000	1,502,591
1.375%, 1/10/18	1,000,000	1,001,088
1.450%, 1/12/18	540,000	540,746
2.000%, 10/24/18	200,000	201,285
2.125%, 7/18/19	1,000,000	998,616
2.150%, 3/12/20	3,000,000	2,995,239
4.500%, 6/17/20	300,000	332,108
4.250%, 1/11/21	1,300,000	1,413,182
2.750%, 5/17/21	750,000	756,988
3.400%, 9/15/21	1,050,000	1,095,825
3.300%, 1/12/22	156,000	162,029
2.625%, 1/10/23	1,150,000	1,131,620

		126,776,243

Diversified Financial Services (1.3%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	573,244
Associates Corp. of North America
6.950%, 11/1/18	62,000	71,242
Bank of America N.A.
1.125%, 11/14/16	1,000,000	1,000,267

1.250%, 2/14/17	1,000,000	1,000,078
5.300%, 3/15/17	1,300,000	1,378,177
1.650%, 3/26/18	2,000,000	1,997,233
1.750%, 6/5/18	1,000,000	999,186
Bear Stearns Cos. LLC
5.550%, 1/22/17	2,721,000	2,884,945
6.400%, 10/2/17	1,346,000	1,483,081
7.250%, 2/1/18	2,070,000	2,345,732
4.650%, 7/2/18	125,000	134,847
Berkshire Hathaway, Inc.
1.900%, 1/31/17	1,000,000	1,015,706
1.550%, 2/9/18	1,000,000	1,007,345
2.100%, 8/14/19	1,200,000	1,208,438
3.750%, 8/15/21	500,000	532,763
3.400%, 1/31/22	500,000	520,243
3.000%, 2/11/23	1,250,000	1,255,461
Boeing Capital Corp.
2.125%, 8/15/16	1,595,000	1,620,155
2.900%, 8/15/18	156,000	163,005
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,159,375
Brixmor Operating Partnership LP
3.850%, 2/1/25	355,000	341,153
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	501,520
3.000%, 3/15/25	1,000,000	971,015
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	1,091,000	1,154,068
General Electric Capital Corp.
1.500%, 7/12/16	2,312,000	2,331,356
2.900%, 1/9/17	3,000,000	3,088,106
5.400%, 2/15/17	5,487,000	5,864,985
1.250%, 5/15/17	750,000	752,127
5.625%, 9/15/17	62,000	67,549
1.600%, 11/20/17	1,000,000	1,003,957
1.625%, 4/2/18	1,300,000	1,303,456
5.625%, 5/1/18	4,470,000	4,953,613
2.300%, 1/14/19	1,500,000	1,515,161
6.000%, 8/7/19	4,000,000	4,584,013
5.500%, 1/8/20	1,000,000	1,134,509
4.625%, 1/7/21	1,750,000	1,924,989
5.300%, 2/11/21	3,027,000	3,408,520
4.650%, 10/17/21	2,800,000	3,065,364
3.150%, 9/7/22	1,800,000	1,810,007
3.100%, 1/9/23	2,875,000	2,870,657
3.450%, 5/15/24	1,000,000	1,013,234
6.375%, 11/15/67 (l)	625,000	671,875
Intercontinental Exchange, Inc.
4.000%, 10/15/23	850,000	884,466
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	4,081,927
Leucadia National Corp.
5.500%, 10/18/23	800,000	810,500
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	543,575
4.000%, 6/15/25§	250,000	249,500
Moody’s Corp.
2.750%, 7/15/19	500,000	502,899
5.500%, 9/1/20	500,000	560,468
4.500%, 9/1/22	31,000	32,794
4.875%, 2/15/24	500,000	536,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

MUFG Capital Finance I Ltd.
6.346%, 7/29/49 (l)	$1,500,000	$1,570,500
Murray Street Investment Trust I
4.647%, 3/9/17 (e)	1,156,000	1,212,977
NASDAQ OMX Group, Inc.
5.250%, 1/16/18	220,000	237,681
5.550%, 1/15/20	894,000	989,354
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,200,000	1,235,436
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	125,000	134,310
0.950%, 4/24/17	750,000	748,875
5.450%, 2/1/18	250,000	273,745
10.375%, 11/1/18	1,000,000	1,269,777
2.350%, 6/15/20	2,000,000	2,007,664
3.400%, 11/15/23	1,000,000	1,022,791
4.750%, 4/30/43 (l)	350,000	349,125
NYSE Holdings LLC
2.000%, 10/5/17	1,000,000	1,011,557
ORIX Corp.
3.750%, 3/9/17	1,000,000	1,036,645
Private Export Funding Corp.
1.375%, 2/15/17	1,775,000	1,788,088
1.875%, 7/15/18	400,000	405,249
2.250%, 3/15/20	2,000,000	2,023,007
2.300%, 9/15/20	500,000	503,561
2.050%, 11/15/22	1,125,000	1,073,912
3.550%, 1/15/24	729,000	765,266
3.250%, 6/15/25	500,000	506,086
Sasol Financing International plc
4.500%, 11/14/22	750,000	757,500
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,551,410
Shell International Finance B.V.
0.900%, 11/15/16	2,600,000	2,606,032
1.125%, 8/21/17	1,000,000	998,396
1.900%, 8/10/18	1,000,000	1,010,873
4.300%, 9/22/19	2,147,000	2,337,042
4.375%, 3/25/20	1,629,000	1,787,543
2.125%, 5/11/20	1,500,000	1,492,624
2.375%, 8/21/22	1,175,000	1,129,846
3.400%, 8/12/23	900,000	919,184
3.250%, 5/11/25	2,500,000	2,475,182
Voya Financial, Inc.
2.900%, 2/15/18	700,000	718,566
5.500%, 7/15/22	550,000	615,657
XTRA Finance Corp.
5.150%, 4/1/17	100,000	106,720

		113,556,530

Insurance (0.9%)
ACE INA Holdings, Inc.
5.800%, 3/15/18	100,000	111,189
5.900%, 6/15/19	1,235,000	1,405,184
3.350%, 5/15/24	600,000	596,147
3.150%, 3/15/25	1,000,000	974,383
Aflac, Inc.
2.650%, 2/15/17	250,000	255,873
4.000%, 2/15/22	500,000	527,851
3.625%, 6/15/23	1,150,000	1,163,037

3.625%, 11/15/24	1,000,000	996,737
Alleghany Corp.
5.625%, 9/15/20	200,000	220,230
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	740,000	785,569
5.500%, 11/15/20	500,000	555,480
Allstate Corp.
7.450%, 5/16/19	973,000	1,162,786
3.150%, 6/15/23	156,000	156,348
5.750%, 8/15/53 (l)	500,000	528,750
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	211,545
American International Group, Inc.
5.850%, 1/16/18	1,072,000	1,179,544
2.300%, 7/16/19	1,000,000	1,001,116
3.375%, 8/15/20	500,000	517,507
6.400%, 12/15/20	3,100,000	3,681,387
4.875%, 6/1/22	750,000	822,827
Aon Corp.
5.000%, 9/30/20	1,287,000	1,417,241
Aon plc
3.500%, 6/14/24	350,000	343,615
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	550,830
Assurant, Inc.
2.500%, 3/15/18	350,000	354,472
4.000%, 3/15/23	300,000	298,263
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	489,753
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	791,867
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	151,923
1.300%, 5/15/18	600,000	598,879
5.400%, 5/15/18	693,000	767,963
2.000%, 8/15/18	1,000,000	1,015,381
4.250%, 1/15/21	1,175,000	1,289,553
3.000%, 5/15/22	656,000	663,855
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	346,238
Chubb Corp.
5.750%, 5/15/18	1,266,000	1,409,110
6.375%, 3/29/67 (l)	662,000	693,445
CNA Financial Corp.
6.500%, 8/15/16	500,000	528,792
7.350%, 11/15/19	571,000	674,483
5.875%, 8/15/20	902,000	1,027,091
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	88,466
Fidelity National Financial, Inc.
6.600%, 5/15/17	500,000	541,211
5.500%, 9/1/22	500,000	527,682
First American Financial Corp.
4.600%, 11/15/24	500,000	503,669
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	100,000	106,680
6.000%, 1/15/19	1,000,000	1,117,183
5.500%, 3/30/20	900,000	1,008,155
5.125%, 4/15/22	250,000	276,423
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	227,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Infinity Property & Casualty Corp.
5.000%, 9/19/22	$250,000	$263,220
Kemper Corp.
4.350%, 2/15/25	500,000	497,131
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,135,727
6.250%, 2/15/20	485,000	560,316
4.850%, 6/24/21	334,000	365,199
6.050%, 4/20/67 (l)	1,100,000	995,500
Loews Corp.
2.625%, 5/15/23	900,000	853,095
Markel Corp.
7.125%, 9/30/19	321,000	375,054
5.350%, 6/1/21	350,000	390,253
3.625%, 3/30/23	300,000	297,233
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	255,450
2.350%, 9/10/19	375,000	376,185
4.800%, 7/15/21	600,000	661,322
3.500%, 6/3/24	1,000,000	994,761
MetLife, Inc.
6.817%, 8/15/18	112,000	128,977
7.717%, 2/15/19	508,000	606,694
4.750%, 2/8/21	1,547,000	1,706,021
3.048%, 12/15/22	1,000,000	986,751
4.368%, 9/15/23	667,000	709,745
3.600%, 4/10/24	500,000	503,914
3.000%, 3/1/25	500,000	476,149
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	251,940
Old Republic International Corp.
4.875%, 10/1/24	400,000	413,274
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	200,000	204,842
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	507,188
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	252,709
8.875%, 5/15/19	800,000	984,192
4.700%, 5/15/55 (l)	300,000	298,500
ProAssurance Corp.
5.300%, 11/15/23	750,000	799,312
Progressive Corp.
3.750%, 8/23/21	219,000	232,830
6.700%, 6/15/37 (l)	1,000,000	1,045,000
Protective Life Corp.
7.375%, 10/15/19	550,000	655,449
Prudential Financial, Inc.
6.000%, 12/1/17	1,320,000	1,456,845
2.300%, 8/15/18	1,000,000	1,011,348
7.375%, 6/15/19	916,000	1,085,356
2.350%, 8/15/19	1,000,000	1,000,967
5.375%, 6/21/20	1,100,000	1,243,805
4.500%, 11/16/21	1,000,000	1,087,794
8.875%, 6/15/38 (l)	303,000	353,374
5.625%, 6/15/43 (l)	3,000,000	3,105,000
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	424,626
5.000%, 6/1/21	60,000	65,647
4.700%, 9/15/23	1,500,000	1,584,691
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	240,745

RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	111,175
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	366,548
Symetra Financial Corp.
4.250%, 7/15/24	300,000	299,499
Torchmark Corp.
9.250%, 6/15/19	275,000	340,801
3.800%, 9/15/22	250,000	253,276
Travelers Cos., Inc.
5.750%, 12/15/17	187,000	206,523
5.800%, 5/15/18	1,100,000	1,229,383
5.900%, 6/2/19	500,000	570,445
Trinity Acquisition plc
4.625%, 8/15/23	250,000	252,740
Unum Group
7.125%, 9/30/16	100,000	106,998
5.625%, 9/15/20	700,000	783,712
4.000%, 3/15/24	300,000	305,094
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	111,326
4.625%, 3/15/22	750,000	793,586
Willis Group Holdings plc
5.750%, 3/15/21	500,000	553,439
Willis North America, Inc.
6.200%, 3/28/17	500,000	533,268
XLIT Ltd.
2.300%, 12/15/18	750,000	755,464
4.450%, 3/31/25	1,280,000	1,261,796

		74,942,759

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	247,304
3.900%, 6/15/23	1,000,000	994,444
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	500,000	490,211
American Tower Corp.
4.500%, 1/15/18	100,000	105,908
3.400%, 2/15/19	950,000	974,239
5.050%, 9/1/20	1,058,000	1,150,039
3.450%, 9/15/21	1,000,000	993,807
4.700%, 3/15/22	500,000	520,158
3.500%, 1/31/23	1,150,000	1,102,145
5.000%, 2/15/24	1,000,000	1,052,030
AvalonBay Communities, Inc.
5.700%, 3/15/17	539,000	577,867
6.100%, 3/15/20	139,000	159,635
3.625%, 10/1/20	1,500,000	1,564,488
2.950%, 9/15/22	500,000	489,798
4.200%, 12/15/23	100,000	105,563
Boston Properties LP
3.700%, 11/15/18	600,000	634,935
5.875%, 10/15/19	200,000	227,220
5.625%, 11/15/20	2,015,000	2,304,158
3.850%, 2/1/23	500,000	512,129
3.125%, 9/1/23	1,000,000	969,341
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	372,692
4.100%, 10/1/24	700,000	693,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Camden Property Trust
4.625%, 6/15/21	$375,000	$402,899
2.950%, 12/15/22	1,150,000	1,099,753
CBL & Associates LP
4.600%, 10/15/24	262,000	256,516
Corporate Office Properties LP
3.700%, 6/15/21	750,000	740,691
3.600%, 5/15/23	200,000	182,907
5.000%, 7/1/25	100,000	100,087
CubeSmart LP
4.375%, 12/15/23	250,000	258,970
DDR Corp.
3.500%, 1/15/21	550,000	558,123
4.625%, 7/15/22	1,000,000	1,054,566
3.375%, 5/15/23	350,000	334,588
3.625%, 2/1/25	250,000	239,883
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,123,517
5.250%, 3/15/21	500,000	546,392
Duke Realty LP
5.950%, 2/15/17	312,000	333,626
6.500%, 1/15/18	466,000	518,261
Education Realty Operating Partnership LP
4.600%, 12/1/24	250,000	251,463
EPR Properties
7.750%, 7/15/20	269,000	318,113
5.750%, 8/15/22	250,000	268,938
5.250%, 7/15/23	150,000	157,639
4.500%, 4/1/25	350,000	343,599
Equity Commonwealth
6.650%, 1/15/18	481,000	519,824
5.875%, 9/15/20	250,000	272,283
ERP Operating LP
2.375%, 7/1/19	800,000	805,392
4.750%, 7/15/20	450,000	492,749
3.000%, 4/15/23	1,000,000	976,399
3.375%, 6/1/25	1,500,000	1,468,292
Essex Portfolio LP
3.375%, 1/15/23	500,000	491,647
3.250%, 5/1/23	1,000,000	968,227
3.500%, 4/1/25	650,000	628,707
Excel Trust LP
4.625%, 5/15/24	400,000	380,204
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	197,593
Government Properties Income Trust
3.750%, 8/15/19	500,000	512,678
HCP, Inc.
6.000%, 1/30/17	1,020,000	1,094,513
5.625%, 5/1/17	100,000	107,219
3.750%, 2/1/19	200,000	208,641
2.625%, 2/1/20	656,000	649,042
5.375%, 2/1/21	1,690,000	1,862,646
3.150%, 8/1/22	250,000	239,856
4.250%, 11/15/23	1,070,000	1,078,482
3.875%, 8/15/24	1,000,000	983,204
3.400%, 2/1/25	500,000	467,572
4.000%, 6/1/25	350,000	340,999
Health Care REIT, Inc.
4.700%, 9/15/17	412,000	438,801

2.250%, 3/15/18	1,000,000	1,008,601
4.125%, 4/1/19	1,000,000	1,060,626
6.125%, 4/15/20	385,000	440,023
4.950%, 1/15/21	1,000,000	1,083,570
4.500%, 1/15/24	1,000,000	1,041,418
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	500,000	482,202
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	347,345
3.700%, 4/15/23	250,000	240,368
Hospitality Properties Trust
5.625%, 3/15/17	350,000	369,520
4.500%, 6/15/23	1,000,000	996,544
Host Hotels & Resorts LP
4.750%, 3/1/23	1,100,000	1,156,375
4.000%, 6/15/25	310,000	306,900
Kilroy Realty LP
4.800%, 7/15/18	350,000	375,133
3.800%, 1/15/23	450,000	449,111
Kimco Realty Corp.
6.875%, 10/1/19	439,000	511,608
3.125%, 6/1/23	1,000,000	956,974
Lexington Realty Trust
4.250%, 6/15/23	250,000	249,955
Liberty Property LP
6.625%, 10/1/17	500,000	551,343
4.750%, 10/1/20	389,000	420,044
4.125%, 6/15/22	1,094,000	1,115,880
3.750%, 4/1/25	100,000	96,746
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	99,910
7.750%, 8/15/19	639,000	734,742
3.150%, 5/15/23	150,000	133,195
Mid-America Apartments LP
4.300%, 10/15/23	175,000	181,453
3.750%, 6/15/24	450,000	447,908
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	253,142
3.300%, 4/15/23	700,000	676,807
3.900%, 6/15/24	500,000	500,684
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	502,394
Prologis LP
4.500%, 8/15/17	62,000	65,701
2.750%, 2/15/19	214,000	217,035
6.875%, 3/15/20	244,000	283,947
3.350%, 2/1/21	1,000,000	1,017,419
4.250%, 8/15/23	100,000	102,738
Realty Income Corp.
6.750%, 8/15/19	750,000	867,463
5.750%, 1/15/21	450,000	508,070
3.250%, 10/15/22	344,000	334,311
4.650%, 8/1/23	1,000,000	1,053,815
4.125%, 10/15/26	225,000	226,456
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	265,137
4.000%, 12/15/24	200,000	197,174
Retail Properties of America, Inc.
4.000%, 3/15/25	250,000	240,781
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	850,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Simon Property Group LP
2.150%, 9/15/17	$250,000	$254,930
6.125%, 5/30/18	300,000	337,204
2.200%, 2/1/19	3,000,000	3,033,311
10.350%, 4/1/19	1,000,000	1,271,796
5.650%, 2/1/20	1,985,000	2,264,667
4.375%, 3/1/21	1,095,000	1,185,300
3.750%, 2/1/24	1,000,000	1,023,012
UDR, Inc.
4.250%, 6/1/18	400,000	423,801
3.700%, 10/1/20	1,500,000	1,558,351
4.625%, 1/10/22	200,000	213,133
Ventas Realty LP
1.550%, 9/26/16	1,937,000	1,944,857
3.750%, 5/1/24	50,000	49,588
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	600,000	603,427
4.000%, 4/30/19	1,000,000	1,057,095
2.700%, 4/1/20	1,050,000	1,047,434
4.250%, 3/1/22	662,000	685,735
Vornado Realty LP 2.500%, 6/30/19	500,000	498,786
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,080,377
3.950%, 10/15/22	150,000	148,493
Weingarten Realty Investors
3.375%, 10/15/22	600,000	585,752
3.850%, 6/1/25	250,000	245,097
Weyerhaeuser Co. 4.625%, 9/15/23	1,000,000	1,061,728
WP Carey, Inc.
4.600%, 4/1/24	300,000	302,293
4.000%, 2/1/25	300,000	286,130

		84,700,331

Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc. 4.000%, 1/15/25	600,000	588,050
Columbia Property Trust Operating Partnership LP 4.150%, 4/1/25	250,000	250,234
Jones Lang LaSalle, Inc. 4.400%, 11/15/22	200,000	204,889
Tanger Properties LP 6.125%, 6/1/20	500,000	569,035

		1,612,208

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
1.375%, 3/13/17	1,000,000	1,000,657
3.050%, 8/23/18	1,000,000	1,034,456
2.350%, 9/10/19	670,000	669,986
2.375%, 3/16/20	1,000,000	996,286
4.000%, 3/13/24	1,000,000	1,029,697
BPCE S.A.
1.625%, 2/10/17	500,000	501,780
1.613%, 7/25/17	750,000	750,647
1.625%, 1/26/18	250,000	248,877
2.500%, 12/10/18	1,100,000	1,114,997
2.500%, 7/15/19	1,250,000	1,263,327

2.250%, 1/27/20	500,000	495,082
4.000%, 4/15/24	1,250,000	1,270,626
Santander Bank N.A.
2.000%, 1/12/18	1,000,000	999,219
8.750%, 5/30/18	600,000	698,530

		12,074,167

Total Financials		1,178,296,821

Health Care (2.7%)
Biotechnology (0.3%)
Amgen, Inc.
2.500%, 11/15/16	500,000	508,774
2.125%, 5/15/17	1,500,000	1,525,557
5.850%, 6/1/17	1,680,000	1,820,490
6.150%, 6/1/18	200,000	224,928
5.700%, 2/1/19	958,000	1,068,275
2.200%, 5/22/19	750,000	744,432
4.500%, 3/15/20	315,000	341,781
2.125%, 5/1/20	250,000	244,187
3.450%, 10/1/20	1,312,000	1,358,185
4.100%, 6/15/21	1,000,000	1,066,476
2.700%, 5/1/22	500,000	482,198
3.625%, 5/15/22	1,094,000	1,115,252
3.625%, 5/22/24	2,750,000	2,743,486
3.125%, 5/1/25	250,000	236,770
Biogen, Inc. 6.875%, 3/1/18	700,000	793,711
Celgene Corp.
2.300%, 8/15/18	486,000	492,549
3.950%, 10/15/20	1,031,000	1,088,718
3.250%, 8/15/22	850,000	841,201
4.000%, 8/15/23	850,000	868,002
3.625%, 5/15/24	2,000,000	2,001,557
Gilead Sciences, Inc.
2.050%, 4/1/19	1,150,000	1,151,374
2.350%, 2/1/20	380,000	381,151
4.400%, 12/1/21	2,187,000	2,387,032
3.700%, 4/1/24	1,000,000	1,019,209

		24,505,295

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
5.125%, 4/1/19	676,000	749,618
2.000%, 3/15/20	500,000	496,020
4.125%, 5/27/20	325,000	353,967
2.550%, 3/15/22	750,000	732,855
2.950%, 3/15/25	1,000,000	964,430
Baxter International, Inc.
5.900%, 9/1/16	936,000	986,610
5.375%, 6/1/18	187,000	205,872
1.850%, 6/15/18	1,000,000	996,500
4.250%, 3/15/20	519,000	554,553
2.400%, 8/15/22	1,100,000	1,030,833
3.200%, 6/15/23	1,000,000	1,022,891
Becton Dickinson and Co.
1.800%, 12/15/17	583,000	583,449
5.000%, 5/15/19	200,000	218,295
6.375%, 8/1/19	600,000	694,375
2.675%, 12/15/19	625,000	625,047
3.250%, 11/12/20	1,300,000	1,325,454
3.300%, 3/1/23	400,000	387,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

3.875%, 5/15/24	$500,000	$502,250
3.734%, 12/15/24	1,857,000	1,837,285
BioMed Realty LP 6.125%, 4/15/20	350,000	395,919
Boston Scientific Corp.
2.650%, 10/1/18	500,000	507,300
6.000%, 1/15/20	1,100,000	1,241,989
2.850%, 5/15/20	250,000	246,942
3.375%, 5/15/22	250,000	244,739
3.850%, 5/15/25	750,000	727,950
C.R. Bard, Inc.
1.375%, 1/15/18	500,000	496,664
4.400%, 1/15/21	190,000	203,704
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,563,887
4.200%, 6/15/20	700,000	754,658
2.950%, 6/15/23	1,000,000	976,500
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	197,981
4.125%, 8/15/21	100,000	105,250
Edwards Lifesciences Corp. 2.875%, 10/15/18	700,000	717,475
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,492,207
2.500%, 3/15/20§	1,170,000	1,172,631
4.450%, 3/15/20	1,794,000	1,952,238
4.125%, 3/15/21	500,000	541,716
3.125%, 3/15/22	150,000	150,651
3.150%, 3/15/22§	3,000,000	3,007,633
2.750%, 4/1/23	769,000	741,619
3.625%, 3/15/24	1,000,000	1,025,191
3.500%, 3/15/25§	4,000,000	3,979,560
St. Jude Medical, Inc. 3.250%, 4/15/23	1,150,000	1,134,935
Stryker Corp.
2.000%, 9/30/16	1,370,000	1,383,271
4.375%, 1/15/20	269,000	293,795
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	500,000	500,049
2.000%, 4/1/18	415,000	415,118
2.700%, 4/1/20	1,100,000	1,094,879
3.375%, 11/30/21	500,000	502,210
3.150%, 4/1/22	750,000	736,915
3.550%, 4/1/25	1,075,000	1,038,128

		43,811,264

Health Care Providers & Services (0.6%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	995,862
2.200%, 3/15/19	750,000	745,311
3.950%, 9/1/20	100,000	104,917
2.750%, 11/15/22	1,000,000	943,677
3.500%, 11/15/24	500,000	485,923
AmerisourceBergen Corp.
1.150%, 5/15/17	500,000	498,742
4.875%, 11/15/19	1,150,000	1,259,769
3.400%, 5/15/24	600,000	597,515
Anthem, Inc.
5.875%, 6/15/17	639,000	693,774
1.875%, 1/15/18	500,000	499,097
2.300%, 7/15/18	1,000,000	1,004,770
7.000%, 2/15/19	1,022,000	1,176,367

4.350%, 8/15/20	1,200,000	1,280,544
3.125%, 5/15/22	500,000	486,175
3.300%, 1/15/23	150,000	143,959
3.500%, 8/15/24	1,000,000	954,000
Cardinal Health, Inc.
1.700%, 3/15/18	1,143,000	1,138,451
1.950%, 6/15/18	200,000	200,094
4.625%, 12/15/20	1,700,000	1,856,979
3.200%, 6/15/22	125,000	122,838
3.200%, 3/15/23	1,000,000	978,601
Cigna Corp.
5.375%, 3/15/17	25,000	26,749
5.125%, 6/15/20	1,182,000	1,314,905
4.375%, 12/15/20	100,000	107,503
4.500%, 3/15/21	406,000	441,206
4.000%, 2/15/22	500,000	514,347
3.250%, 4/15/25	1,000,000	950,609
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	360,931
5.450%, 6/15/21	650,000	730,438
Dignity Health 2.637%, 11/1/19	425,000	428,627
Express Scripts Holding Co.
2.650%, 2/15/17	1,000,000	1,018,070
1.250%, 6/2/17	445,000	441,904
4.750%, 11/15/21	1,350,000	1,465,948
3.900%, 2/15/22	2,156,000	2,207,726
3.500%, 6/15/24	1,000,000	976,540
Howard Hughes Medical Institute 3.500%, 9/1/23	1,000,000	1,035,919
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,415,467
2.625%, 10/1/19	1,000,000	998,605
Kaiser Foundation Hospitals 3.500%, 4/1/22	350,000	354,640
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,554
2.500%, 11/1/18	500,000	504,858
4.625%, 11/15/20	1,600,000	1,721,837
3.750%, 8/23/22	56,000	56,508
4.000%, 11/1/23	500,000	504,549
McKesson Corp.
5.700%, 3/1/17	500,000	535,653
1.400%, 3/15/18	1,100,000	1,085,994
2.284%, 3/15/19	1,345,000	1,343,419
4.750%, 3/1/21	1,100,000	1,203,575
2.850%, 3/15/23	1,200,000	1,136,404
3.796%, 3/15/24	2,200,000	2,233,741
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	868,932
4.125%, 9/15/20	275,000	289,570
Owens & Minor, Inc. 3.875%, 9/15/21	250,000	253,372
Quest Diagnostics, Inc.
2.700%, 4/1/19	500,000	503,967
2.500%, 3/30/20	400,000	396,055
4.700%, 4/1/21	100,000	106,608
3.500%, 3/30/25	400,000	380,100
UnitedHealth Group, Inc.
1.875%, 11/15/16	1,500,000	1,518,984
1.400%, 10/15/17	100,000	100,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

6.000%, 2/15/18	$1,824,000	$2,029,236
1.625%, 3/15/19	750,000	736,811
2.300%, 12/15/19	500,000	501,438
4.700%, 2/15/21	850,000	931,991
2.875%, 3/15/22	500,000	484,487
2.750%, 2/15/23	1,000,000	959,432
2.875%, 3/15/23	600,000	579,284

		51,992,015

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	656,324
3.875%, 7/15/23	1,094,000	1,089,601
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,237,693
5.000%, 1/15/21	125,000	137,657
Thermo Fisher Scientific, Inc.
1.850%, 1/15/18	750,000	748,249
2.400%, 2/1/19	1,100,000	1,099,890
4.700%, 5/1/20	100,000	108,918
4.500%, 3/1/21	1,000,000	1,069,853
3.600%, 8/15/21	265,000	268,716
3.300%, 2/15/22	875,000	864,556
3.150%, 1/15/23	1,000,000	982,172
4.150%, 2/1/24	1,000,000	1,016,759

		9,280,388

Pharmaceuticals (1.2%)
AbbVie, Inc.
1.750%, 11/6/17	3,694,000	3,702,842
1.800%, 5/14/18	2,000,000	1,993,400
2.000%, 11/6/18	219,000	219,131
2.500%, 5/14/20	3,500,000	3,461,407
2.900%, 11/6/22	3,519,000	3,417,696
3.200%, 11/6/22	1,000,000	990,466
3.600%, 5/14/25	3,000,000	2,959,500
Actavis Funding SCS
1.850%, 3/1/17	1,000,000	1,004,156
1.300%, 6/15/17	2,000,000	1,984,679
2.350%, 3/12/18	2,000,000	2,011,320
2.450%, 6/15/19	535,000	529,473
3.000%, 3/12/20	2,985,000	2,997,123
3.450%, 3/15/22	2,440,000	2,413,839
3.850%, 6/15/24	1,250,000	1,234,914
3.800%, 3/15/25	3,125,000	3,066,875
Actavis, Inc.
6.125%, 8/15/19	388,000	436,482
3.250%, 10/1/22	1,875,000	1,814,513
Allergan, Inc.
1.350%, 3/15/18	425,000	414,220
3.375%, 9/15/20	1,000,000	1,016,287
2.800%, 3/15/23	400,000	369,050
AstraZeneca plc
5.900%, 9/15/17	2,125,000	2,337,364
Baxalta, Inc.
2.000%, 6/22/18§	335,000	335,223
2.875%, 6/23/20§	800,000	798,720
3.600%, 6/23/22§	750,000	748,800
4.000%, 6/23/25§	800,000	791,727
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	596,316
1.750%, 3/1/19	750,000	744,498

2.000%, 8/1/22	656,000	622,489
Eli Lilly & Co.
5.200%, 3/15/17	1,766,000	1,892,813
1.950%, 3/15/19	500,000	499,695
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,375,000	1,384,053
2.850%, 5/8/22	3,300,000	3,265,112
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	2,956,000	3,300,079
2.800%, 3/18/23	1,156,000	1,131,568
Johnson & Johnson
5.550%, 8/15/17	2,100,000	2,298,764
1.125%, 11/21/17	1,000,000	1,001,518
5.150%, 7/15/18	200,000	221,937
3.550%, 5/15/21	500,000	535,515
2.450%, 12/5/21	1,250,000	1,255,762
3.375%, 12/5/23	500,000	517,101
Merck & Co., Inc.
1.100%, 1/31/18	1,000,000	995,001
1.300%, 5/18/18	823,000	819,053
1.850%, 2/10/20	1,000,000	994,775
3.875%, 1/15/21	1,000,000	1,066,448
2.350%, 2/10/22	1,500,000	1,449,300
2.400%, 9/15/22	1,200,000	1,152,908
2.800%, 5/18/23	1,700,000	1,670,414
2.750%, 2/10/25	1,000,000	958,400
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,280,859
Mylan, Inc.
1.350%, 11/29/16	1,150,000	1,143,901
2.600%, 6/24/18	500,000	502,865
2.550%, 3/28/19	412,000	407,291
Novartis Capital Corp.
4.400%, 4/24/20	100,000	110,344
2.400%, 9/21/22	1,200,000	1,167,028
3.400%, 5/6/24	1,000,000	1,014,339
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,122,612
Perrigo Co. plc
1.300%, 11/8/16	800,000	795,982
4.000%, 11/15/23	1,700,000	1,702,770
Pfizer, Inc.
0.900%, 1/15/17	1,500,000	1,500,857
1.100%, 5/15/17	1,500,000	1,504,937
4.650%, 3/1/18	62,000	67,462
1.500%, 6/15/18	1,000,000	1,000,473
6.200%, 3/15/19	3,056,000	3,484,757
3.000%, 6/15/23	1,000,000	996,624
3.400%, 5/15/24	1,500,000	1,508,558
Sanofi S.A.
1.250%, 4/10/18	1,638,000	1,628,826
4.000%, 3/29/21	2,106,000	2,254,803
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	254,298
2.950%, 12/18/22	937,000	904,439
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,779,312
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	490,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Wyeth LLC
5.450%, 4/1/17	$500,000	$538,850
Zoetis, Inc.
1.875%, 2/1/18	600,000	595,998
3.250%, 2/1/23	1,185,000	1,139,952

		101,320,863

Total Health Care		230,909,825

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co.
0.950%, 5/15/18	500,000	493,324
6.000%, 3/15/19	1,046,000	1,196,930
4.875%, 2/15/20	886,000	996,945
2.850%, 10/30/24	300,000	294,716
2.500%, 3/1/25	200,000	190,540
Embraer Netherlands Finance B.V.
5.050%, 6/15/25	750,000	748,125
Embraer S.A.
5.150%, 6/15/22	47,000	48,246
General Dynamics Corp.
2.250%, 7/15/16	500,000	507,720
1.000%, 11/15/17	250,000	248,881
3.875%, 7/15/21	562,000	601,812
2.250%, 11/15/22	1,094,000	1,032,668
Honeywell International, Inc.
5.300%, 3/1/18	1,300,000	1,438,088
5.000%, 2/15/19	846,000	939,163
4.250%, 3/1/21	500,000	551,621
L-3 Communications Corp.
3.950%, 11/15/16	594,000	612,844
5.200%, 10/15/19	1,100,000	1,193,578
4.950%, 2/15/21	1,194,000	1,278,165
3.950%, 5/28/24	600,000	583,164
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	507,332
4.250%, 11/15/19	1,624,000	1,765,343
3.350%, 9/15/21	500,000	513,473
2.900%, 3/1/25	250,000	239,988
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	598,165
3.500%, 3/15/21	31,000	31,981
3.250%, 8/1/23	2,100,000	2,046,198
Precision Castparts Corp.
1.250%, 1/15/18	900,000	892,541
2.250%, 6/15/20	750,000	746,771
2.500%, 1/15/23	562,000	536,557
3.250%, 6/15/25	750,000	738,381
Raytheon Co.
6.400%, 12/15/18	208,000	240,067
4.400%, 2/15/20	1,069,000	1,167,016
3.125%, 10/15/20	1,156,000	1,195,673
2.500%, 12/15/22	500,000	487,508
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	261,542
3.100%, 11/15/21	550,000	566,391
Textron, Inc.
4.625%, 9/21/16	250,000	260,015
5.600%, 12/1/17	100,000	108,656

7.250%, 10/1/19	500,000	584,913
3.650%, 3/1/21	125,000	127,531
5.950%, 9/21/21	350,000	401,929
3.875%, 3/1/25	285,000	279,439
United Technologies Corp.
1.800%, 6/1/17	1,217,000	1,235,510
5.375%, 12/15/17	1,008,000	1,104,670
1.778%, 5/4/18 (e)	500,000	501,268
6.125%, 2/1/19	1,825,000	2,086,632
4.500%, 4/15/20	1,275,000	1,402,979
3.100%, 6/1/22	1,844,000	1,850,281

		35,435,280

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	817,101
2.300%, 2/1/20	500,000	496,987
2.625%, 8/1/22	276,000	267,202
2.700%, 4/15/23	450,000	431,091
4.000%, 1/15/24	450,000	465,328
3.200%, 2/1/25	750,000	733,436
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	200,604
5.125%, 4/1/19	2,100,000	2,337,526
3.125%, 1/15/21	1,675,000	1,739,623
2.450%, 10/1/22	1,000,000	965,293

		8,454,191

Airlines (0.1%)
American Airlines, Inc.
Series 2013-2 A 4.950%, 1/15/23	1,831,679	1,939,290
Continental Airlines, Inc.
Series 2009-1 9.000%, 7/8/16	451,715	481,077
Series 2010-1 A 4.750%, 1/12/21	1,461,892	1,551,433
Delta Air Lines, Inc.
Series 2009-1 A 7.750%, 12/17/19	231,372	264,921
Series 2010-1 A 6.200%, 7/2/18	113,482	122,631
Series 2010-2 A 4.950%, 5/23/19	801,548	849,144
Southwest Airlines Co.
5.750%, 12/15/16	461,000	487,793
5.125%, 3/1/17	62,000	65,604
2.750%, 11/6/19	750,000	756,090
United Airlines, Inc.
Series 2009-2 A 9.750%, 1/15/17	272,580	294,727

		6,812,710

Building Products (0.0%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	300,009
4.000%, 6/15/25	350,000	345,756
Owens Corning, Inc.
4.200%, 12/15/22	1,000,000	1,013,125
4.200%, 12/1/24	300,000	294,300

		1,953,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	$300,000	$331,066
Cornell University
5.450%, 2/1/19	400,000	448,367
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	136,854
4.750%, 5/15/18	62,000	65,686
6.250%, 3/15/19	1,100,000	1,230,258
4.625%, 3/15/24	500,000	505,707
Republic Services, Inc.
3.800%, 5/15/18	500,000	526,173
5.500%, 9/15/19	1,214,000	1,348,960
5.000%, 3/1/20	600,000	656,603
5.250%, 11/15/21	406,000	454,331
3.550%, 6/1/22	1,000,000	1,009,392
4.750%, 5/15/23	1,000,000	1,085,972
Trustees of Dartmouth College
4.750%, 6/1/19	135,000	149,311
Vanderbilt University
5.250%, 4/1/19	273,000	304,284
Waste Management, Inc.
6.100%, 3/15/18	446,000	497,380
4.750%, 6/30/20	300,000	330,739
4.600%, 3/1/21	500,000	552,587
2.900%, 9/15/22	500,000	491,315
3.500%, 5/15/24	500,000	500,582
3.125%, 3/1/25	1,000,000	971,121
Yale University
2.086%, 4/15/19	300,000	302,266

		11,898,954

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	500,000	502,327
2.875%, 5/8/22	1,306,000	1,284,754
Fluor Corp.
3.500%, 12/15/24	900,000	903,601

		2,690,682

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	500,000	499,714
6.950%, 3/20/19	1,000,000	1,161,999
2.750%, 11/2/22	1,531,000	1,489,336
Emerson Electric Co.
5.125%, 12/1/16	500,000	528,908
4.875%, 10/15/19	1,200,000	1,331,802
2.625%, 12/1/21	450,000	448,805
2.625%, 2/15/23	256,000	250,325
3.150%, 6/1/25	350,000	344,980
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	496,541
2.875%, 3/1/25	500,000	483,770

		7,036,180

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	500,000	506,287
1.625%, 6/15/19	1,000,000	991,405

2.000%, 6/26/22	1,000,000	970,613
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	109,693
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	272,324
Danaher Corp.
5.625%, 1/15/18	546,000	603,191
5.400%, 3/1/19	500,000	555,959
3.900%, 6/23/21	662,000	710,765
Eaton Electric Holdings LLC
3.875%, 12/15/20	600,000	635,844
GE Capital Trust I
6.375%, 11/15/67 (l)	1,200,000	1,281,000
General Electric Co.
5.250%, 12/6/17	3,291,000	3,588,541
2.700%, 10/9/22	3,375,000	3,319,642
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,224,066
2.875%, 1/15/19	750,000	759,658
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,865,037
3.750%, 3/15/22	406,000	409,520
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	1,002,461
2.650%, 12/1/19	156,000	154,434
5.000%, 5/15/21	550,000	600,774
3.150%, 9/15/22	500,000	482,347
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,741,813
6.250%, 9/1/19	500,000	568,349
3.125%, 11/15/22	625,000	605,010
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,357,080
2.375%, 12/17/18	240,000	242,639
2.350%, 8/1/19	250,000	249,627
3.450%, 8/1/24	290,000	290,578
Tyco International Finance S.A.
8.500%, 1/15/19	608,000	728,588

		25,827,245

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,063,950
2.600%, 6/26/22	844,000	825,485
3.400%, 5/15/24	715,000	725,128
Crane Co.
2.750%, 12/15/18	350,000	356,939
4.450%, 12/15/23	400,000	416,118
Cummins, Inc.
3.650%, 10/1/23	500,000	520,320
Deere & Co.
4.375%, 10/16/19	658,000	719,557
2.600%, 6/8/22	1,312,000	1,288,886
Dover Corp.
5.450%, 3/15/18	616,000	681,663
4.300%, 3/1/21	656,000	722,239
Flowserve Corp.
4.000%, 11/15/23	700,000	704,807
IDEX Corp.
4.200%, 12/15/21	300,000	310,220
Illinois Tool Works, Inc.
0.900%, 2/25/17	1,000,000	999,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

6.250%, 4/1/19	$600,000	$687,102
3.375%, 9/15/21	300,000	312,492
3.500%, 3/1/24	1,000,000	1,020,608
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	500,000	497,419
Joy Global, Inc.
5.125%, 10/15/21	400,000	438,455
Kennametal, Inc.
2.650%, 11/1/19	250,000	248,203
3.875%, 2/15/22	560,000	563,317
Pall Corp.
5.000%, 6/15/20	300,000	328,553
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	551,638
3.300%, 11/21/24	600,000	601,219
Snap-on, Inc.
4.250%, 1/15/18	200,000	212,719
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	978,120
5.750%, 12/15/53 (l)	600,000	646,500
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	434,079
Wabtec Corp.
4.375%, 8/15/23	200,000	207,496
Xylem, Inc.
3.550%, 9/20/16	650,000	669,212

		17,732,413

Professional Services (0.0%)
Dun & Bradstreet Corp.
4.000%, 6/15/20	500,000	502,023
4.375%, 12/1/22	500,000	507,625
Equifax, Inc.
3.300%, 12/15/22	461,000	456,723
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	674,510
4.000%, 6/15/25	400,000	392,698

		2,533,579

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	523,081
4.700%, 10/1/19	725,000	799,143
3.600%, 9/1/20	1,500,000	1,562,950
3.050%, 3/15/22	2,156,000	2,149,165
3.850%, 9/1/23	750,000	776,787
3.750%, 4/1/24	250,000	255,538
3.400%, 9/1/24	500,000	496,927
3.000%, 4/1/25	750,000	716,985
Canadian National Railway Co.
5.550%, 5/15/18	157,000	173,665
5.550%, 3/1/19	1,133,000	1,277,027
2.250%, 11/15/22	900,000	862,638
2.950%, 11/21/24	250,000	246,873
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	178,948
7.250%, 5/15/19	645,000	758,478
2.900%, 2/1/25	1,000,000	942,080
Con-way, Inc.
7.250%, 1/15/18	500,000	558,133

CSX Corp.
7.900%, 5/1/17	250,000	279,832
6.250%, 3/15/18	460,000	514,847
7.375%, 2/1/19	1,055,000	1,236,756
3.700%, 10/30/20	200,000	210,965
4.250%, 6/1/21	500,000	539,770
3.700%, 11/1/23	1,000,000	1,027,065
JB Hunt Transport Services, Inc.
3.850%, 3/15/24	750,000	766,761
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	400,000	390,008
3.000%, 5/15/23	121,000	116,163
Norfolk Southern Corp.
7.700%, 5/15/17	1,329,000	1,484,486
5.750%, 4/1/18	446,000	492,878
5.900%, 6/15/19	1,317,000	1,493,736
2.903%, 2/15/23	1,150,000	1,111,015
Ryder System, Inc.
5.850%, 11/1/16	699,000	741,103
3.500%, 6/1/17	125,000	129,941
2.500%, 3/1/18	250,000	253,995
2.450%, 11/15/18	600,000	604,143
2.350%, 2/26/19	250,000	249,994
2.550%, 6/1/19	310,000	311,111
2.500%, 5/11/20	1,000,000	991,384
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,009,189
1.800%, 2/1/20	1,000,000	985,683
2.250%, 6/19/20	250,000	250,880
4.000%, 2/1/21	170,000	183,592
2.950%, 1/15/23	500,000	499,177
2.750%, 4/15/23	1,000,000	981,995
3.646%, 2/15/24	500,000	514,850

		29,649,737

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 1/15/19	2,750,000	2,801,700
3.875%, 4/1/21	125,000	126,638
4.250%, 9/15/24	1,000,000	991,875
GATX Corp.
3.500%, 7/15/16	350,000	357,190
2.375%, 7/30/18	388,000	389,417
2.500%, 3/15/19	700,000	697,014
2.500%, 7/30/19	500,000	496,161
4.850%, 6/1/21	100,000	108,253
3.900%, 3/30/23	151,000	152,172
3.250%, 3/30/25	400,000	375,817
International Lease Finance Corp.
6.750%, 9/1/16§	2,000,000	2,102,600

		8,598,837

Total Industrials		158,622,998

Information Technology (2.1%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
1.100%, 3/3/17	2,000,000	2,005,703
3.150%, 3/14/17	500,000	518,543
1.650%, 6/15/18	1,000,000	1,004,033
4.950%, 2/15/19	2,757,000	3,043,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

2.125%, 3/1/19	$1,650,000	$1,661,585
4.450%, 1/15/20	1,312,000	1,436,563
2.450%, 6/15/20	1,000,000	1,007,557
2.900%, 3/4/21	570,000	581,757
3.000%, 6/15/22	450,000	450,443
3.625%, 3/4/24	1,000,000	1,029,135
3.500%, 6/15/25	425,000	428,140
Harris Corp.
1.999%, 4/27/18	165,000	164,568
2.700%, 4/27/20	100,000	99,027
4.400%, 12/15/20	1,000,000	1,064,847
3.832%, 4/27/25	200,000	194,230
Juniper Networks, Inc.
3.300%, 6/15/20	350,000	352,510
4.600%, 3/15/21	62,000	65,162
4.500%, 3/15/24	175,000	175,433
4.350%, 6/15/25	350,000	348,249
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	992,458
3.750%, 5/15/22	94,000	92,222
3.500%, 3/1/23	1,000,000	954,919
QUALCOMM, Inc.
1.400%, 5/18/18	978,000	973,884
2.250%, 5/20/20	1,000,000	994,183
3.000%, 5/20/22	2,500,000	2,483,087
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	1,094,000	1,132,868

		23,254,675

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	758,927
3.125%, 9/15/21	1,500,000	1,494,970
Arrow Electronics, Inc.
3.000%, 3/1/18	150,000	152,612
6.000%, 4/1/20	304,000	340,153
3.500%, 4/1/22	1,500,000	1,476,106
Avnet, Inc. 5.875%, 6/15/20	1,100,000	1,221,463
Corning, Inc.
1.450%, 11/15/17	600,000	600,295
4.250%, 8/15/20	274,000	298,594
2.900%, 5/15/22	650,000	646,077
3.700%, 11/15/23	187,000	191,071
Flextronics International Ltd. 4.750%, 6/15/25§	800,000	793,760
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	66,191
5.000%, 8/10/22	600,000	624,943
4.950%, 12/15/24	200,000	203,962
Jabil Circuit, Inc. 4.700%, 9/15/22	1,000,000	1,012,500
Keysight Technologies, Inc.
3.300%, 10/30/19§	600,000	599,787
4.550%, 10/30/24§	600,000	578,209
Tech Data Corp. 3.750%, 9/21/17	300,000	310,588
Trimble Navigation Ltd. 4.750%, 12/1/24	350,000	352,564

		11,722,772

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
1.625%, 11/28/17§	530,000	529,605
2.500%, 11/28/19§	1,250,000	1,236,963
3.125%, 11/28/21§	1,300,000	1,280,951
3.600%, 11/28/24§	1,000,000	963,150
Baidu, Inc.
2.250%, 11/28/17	500,000	502,837
3.250%, 8/6/18	1,226,000	1,260,307
2.750%, 6/9/19	500,000	499,268
3.000%, 6/30/20	900,000	895,842
3.500%, 11/28/22	500,000	490,175
4.125%, 6/30/25	695,000	688,717
eBay, Inc.
1.350%, 7/15/17	571,000	569,374
3.250%, 10/15/20	362,000	373,399
2.875%, 8/1/21	1,150,000	1,135,895
2.600%, 7/15/22	1,100,000	1,018,690
Google, Inc.
3.625%, 5/19/21	950,000	1,017,874
3.375%, 2/25/24	500,000	510,547

		12,973,594

IT Services (0.4%)
Broadridge Financial Solutions, Inc. 3.950%, 9/1/20	400,000	415,534
Computer Sciences Corp.
6.500%, 3/15/18	1,210,000	1,335,420
4.450%, 9/15/22	200,000	202,672
Fidelity National Information Services, Inc.
1.450%, 6/5/17	150,000	149,538
2.000%, 4/15/18	129,000	129,195
5.000%, 3/15/22	1,000,000	1,058,002
3.500%, 4/15/23	1,156,000	1,121,758
3.875%, 6/5/24	1,000,000	986,996
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	994,898
4.750%, 6/15/21	94,000	102,175
3.500%, 10/1/22	500,000	498,845
3.850%, 6/1/25	1,500,000	1,496,232
International Business Machines Corp.
1.950%, 7/22/16	950,000	963,681
1.250%, 2/6/17	1,000,000	1,005,700
5.700%, 9/14/17	6,688,000	7,343,506
1.250%, 2/8/18	1,200,000	1,197,966
1.625%, 5/15/20	2,200,000	2,137,574
1.875%, 8/1/22	1,750,000	1,624,287
3.375%, 8/1/23	1,000,000	1,000,341
3.625%, 2/12/24	1,000,000	1,011,364
MasterCard, Inc. 3.375%, 4/1/24	1,000,000	1,017,620
Total System Services, Inc.
2.375%, 6/1/18	320,000	318,341
3.750%, 6/1/23	450,000	440,976
Western Union Co.
5.930%, 10/1/16	312,000	327,656
2.875%, 12/10/17	250,000	255,247
5.253%, 4/1/20	1,002,000	1,091,054
Xerox Corp.
6.750%, 2/1/17	1,224,000	1,322,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

2.950%, 3/15/17	$406,000	$414,835
6.350%, 5/15/18	1,115,000	1,242,931
2.750%, 3/15/19	500,000	505,856
5.625%, 12/15/19	639,000	717,278
2.800%, 5/15/20	750,000	748,183
4.500%, 5/15/21	185,000	195,011
3.800%, 5/15/24	750,000	716,689

		34,090,345

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	503,475
2.500%, 11/15/18	500,000	510,764
4.100%, 11/15/23	600,000	628,631
Analog Devices, Inc. 2.875%, 6/1/23	250,000	241,153
Applied Materials, Inc. 4.300%, 6/15/21	625,000	667,212
Broadcom Corp.
2.500%, 8/15/22	1,100,000	1,058,522
3.500%, 8/1/24	400,000	395,876
Intel Corp.
1.950%, 10/1/16	1,600,000	1,623,929
1.350%, 12/15/17	2,000,000	1,996,146
3.300%, 10/1/21	1,257,000	1,308,849
2.700%, 12/15/22	1,875,000	1,832,177
KLA-Tencor Corp.
2.375%, 11/1/17	500,000	504,718
3.375%, 11/1/19	1,000,000	1,024,596
4.125%, 11/1/21	571,000	582,980
Lam Research Corp.
2.750%, 3/15/20	350,000	347,731
3.800%, 3/15/25	350,000	337,816
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	756,460
3.375%, 3/15/23	400,000	388,417
Texas Instruments, Inc.
1.000%, 5/1/18	500,000	494,700
1.650%, 8/3/19	350,000	344,787
1.750%, 5/1/20	250,000	245,655
2.750%, 3/12/21	1,100,000	1,121,549
2.250%, 5/1/23	750,000	701,427
Xilinx, Inc.
2.125%, 3/15/19	500,000	497,589
3.000%, 3/15/21	500,000	505,447

		18,620,606

Software (0.4%)
Adobe Systems, Inc. 4.750%, 2/1/20	837,000	922,964
Autodesk, Inc.
1.950%, 12/15/17	297,000	297,991
3.125%, 6/15/20	600,000	601,516
4.375%, 6/15/25	600,000	598,507
CA, Inc.
2.875%, 8/15/18	500,000	509,763
5.375%, 12/1/19	800,000	886,137
4.500%, 8/15/23	250,000	260,281
Cadence Design Systems, Inc. 4.375%, 10/15/24	175,000	171,624
CDK Global, Inc.
3.300%, 10/15/19	400,000	399,474

4.500%, 10/15/24	405,000	403,375
Intuit, Inc. 5.750%, 3/15/17	1,000,000	1,069,404
Microsoft Corp.
1.000%, 5/1/18	487,000	484,794
1.625%, 12/6/18	900,000	904,516
4.200%, 6/1/19	736,000	803,803
3.000%, 10/1/20	594,000	618,500
4.000%, 2/8/21	1,000,000	1,089,830
2.375%, 2/12/22	1,000,000	983,386
2.125%, 11/15/22	500,000	476,726
2.375%, 5/1/23	1,250,000	1,205,232
3.625%, 12/15/23	2,000,000	2,093,235
2.700%, 2/12/25	1,500,000	1,442,087
Oracle Corp.
1.200%, 10/15/17	1,000,000	999,555
5.750%, 4/15/18	1,362,000	1,515,607
2.375%, 1/15/19	1,500,000	1,523,783
5.000%, 7/8/19	3,500,000	3,886,920
2.250%, 10/8/19	2,000,000	2,010,370
2.800%, 7/8/21	585,000	591,052
2.500%, 5/15/22	2,000,000	1,940,615
2.500%, 10/15/22	1,875,000	1,804,530
3.625%, 7/15/23	1,000,000	1,028,243
2.950%, 5/15/25	3,000,000	2,883,462
4.300%, 7/8/34	2,000,000	2,000,215
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,141,401
3.950%, 6/15/22	1,000,000	1,000,464

		38,549,362

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
0.900%, 5/12/17	1,000,000	999,763
1.000%, 5/3/18	4,256,000	4,208,453
2.100%, 5/6/19	2,650,000	2,673,351
1.550%, 2/7/20	1,000,000	979,200
2.000%, 5/6/20	1,000,000	996,609
2.850%, 5/6/21	935,000	946,275
2.150%, 2/9/22	1,000,000	961,157
2.700%, 5/13/22	1,000,000	990,365
2.400%, 5/3/23	4,707,000	4,475,926
3.450%, 5/6/24	4,000,000	4,097,459
2.500%, 2/9/25	1,000,000	936,469
EMC Corp.
1.875%, 6/1/18	1,600,000	1,601,204
2.650%, 6/1/20	1,250,000	1,259,033
3.375%, 6/1/23	1,800,000	1,787,889
Hewlett-Packard Co.
2.600%, 9/15/17	1,000,000	1,016,644
5.500%, 3/1/18	3,075,000	3,365,400
2.750%, 1/14/19	600,000	604,591
3.750%, 12/1/20	250,000	256,382
4.375%, 9/15/21	300,000	313,814
4.650%, 12/9/21	3,250,000	3,441,583
4.050%, 9/15/22	1,000,000	1,011,814
Lexmark International, Inc. 5.125%, 3/15/20	500,000	534,236
NetApp, Inc.
2.000%, 12/15/17	562,000	564,680
3.375%, 6/15/21	550,000	539,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Seagate HDD Cayman 3.750%, 11/15/18	$3,100,000	$3,218,510

		41,780,589

Total Information Technology		180,991,943

Materials (1.4%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	573,890
3.150%, 10/1/22	131,000	127,130
3.500%, 6/1/23	1,000,000	976,408
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	238,321
4.375%, 8/21/19	439,000	475,516
2.750%, 2/3/23	1,000,000	977,213
3.350%, 7/31/24	750,000	749,751
Airgas, Inc.
1.650%, 2/15/18	500,000	497,282
3.650%, 7/15/24	450,000	449,295
Albemarle Corp.
3.000%, 12/1/19	250,000	250,371
4.500%, 12/15/20	500,000	526,444
4.150%, 12/1/24	250,000	248,738
Cabot Corp.
5.000%, 10/1/16	439,000	459,531
3.700%, 7/15/22	500,000	505,673
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,297,237
3.450%, 6/1/23	1,000,000	965,729
Dow Chemical Co.
8.550%, 5/15/19	2,642,000	3,223,098
4.250%, 11/15/20	1,984,000	2,108,131
4.125%, 11/15/21	100,000	105,119
3.000%, 11/15/22	1,000,000	961,732
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	194,000	205,954
6.000%, 7/15/18	2,203,000	2,469,685
5.750%, 3/15/19	500,000	563,584
3.625%, 1/15/21	1,700,000	1,787,768
2.800%, 2/15/23	1,000,000	972,444
Eastman Chemical Co.
2.400%, 6/1/17	150,000	152,435
5.500%, 11/15/19	472,000	525,041
2.700%, 1/15/20	1,000,000	998,269
3.600%, 8/15/22	1,125,000	1,134,657
3.800%, 3/15/25	1,000,000	998,160
Ecolab, Inc.
3.000%, 12/8/16	1,500,000	1,535,029
2.250%, 1/12/20	400,000	397,143
4.350%, 12/8/21	1,356,000	1,456,632
FMC Corp.
4.100%, 2/1/24	1,500,000	1,538,427
Lubrizol Corp. 8.875%, 2/1/19	500,000	612,985
LYB International Finance B.V. 4.000%, 7/15/23	1,100,000	1,123,875
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,160,030
6.000%, 11/15/21	1,800,000	2,068,609

Methanex Corp.
3.250%, 12/15/19	220,000	220,537
4.250%, 12/1/24	650,000	644,253
Monsanto Co.
1.150%, 6/30/17	1,000,000	994,690
5.125%, 4/15/18	869,000	949,681
1.850%, 11/15/18	400,000	398,365
2.750%, 7/15/21	750,000	730,580
2.200%, 7/15/22	250,000	228,600
Mosaic Co. 4.250%, 11/15/23	1,000,000	1,025,164
NewMarket Corp. 4.100%, 12/15/22	167,000	168,465
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	876,415
6.500%, 5/15/19	860,000	991,579
4.875%, 3/30/20	194,000	214,505
3.625%, 3/15/24	500,000	505,058
PPG Industries, Inc. 3.600%, 11/15/20	350,000	364,219
Praxair, Inc.
1.050%, 11/7/17	656,000	655,010
1.250%, 11/7/18	1,400,000	1,380,396
4.500%, 8/15/19	800,000	872,390
4.050%, 3/15/21	500,000	540,107
3.000%, 9/1/21	600,000	616,396
2.200%, 8/15/22	450,000	428,428
2.700%, 2/21/23	500,000	488,697
RPM International, Inc. 6.125%, 10/15/19	700,000	786,166
Sherwin-Williams Co. 1.350%, 12/15/17	550,000	548,182
Valspar Corp.
7.250%, 6/15/19	439,000	504,234
4.200%, 1/15/22	200,000	208,552
3.300%, 2/1/25	200,000	192,311
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	302,610

		52,252,926

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	269,000	315,465
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	333,750
4.250%, 7/2/24	285,000	288,384

		937,599

Containers & Packaging (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	185,370
3.350%, 4/15/23	300,000	288,903
Bemis Co., Inc.
6.800%, 8/1/19	471,000	546,351
Packaging Corp. of America
3.900%, 6/15/22	500,000	506,848
4.500%, 11/1/23	200,000	206,232
3.650%, 9/15/24	1,000,000	974,334
Rock-Tenn Co.
4.900%, 3/1/22	1,500,000	1,614,361

		4,322,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Metals & Mining (0.6%)
Barrick Gold Corp.
6.950%, 4/1/19	$2,023,000	$2,342,533
3.850%, 4/1/22	2,000,000	1,938,436
4.100%, 5/1/23	900,000	872,884
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	203,252
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	750,000	758,748
1.625%, 2/24/17	1,000,000	1,009,316
5.400%, 3/29/17	139,000	149,403
6.500%, 4/1/19	2,502,000	2,890,862
3.250%, 11/21/21	500,000	509,014
2.875%, 2/24/22	1,406,000	1,380,450
3.850%, 9/30/23	2,100,000	2,156,352
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	99,922
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,903,500
Freeport-McMoRan, Inc.
2.150%, 3/1/17	1,000,000	1,001,689
2.375%, 3/15/18	5,200,000	5,163,738
3.100%, 3/15/20	1,656,000	1,636,782
3.550%, 3/1/22	1,906,000	1,753,003
3.875%, 3/15/23	1,750,000	1,589,576
Glencore Canada Corp.
5.500%, 6/15/17	512,000	543,809
Goldcorp, Inc.
2.125%, 3/15/18	656,000	657,012
3.625%, 6/9/21	330,000	330,684
3.700%, 3/15/23	600,000	576,694
Kinross Gold Corp.
5.950%, 3/15/24	555,000	521,700
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,008,645
3.500%, 3/15/22	1,156,000	1,102,015
Nucor Corp.
5.750%, 12/1/17	808,000	886,212
5.850%, 6/1/18	800,000	892,924
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	491,384
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	920,000	1,042,034
9.000%, 5/1/19	1,087,000	1,354,155
3.500%, 11/2/20	1,000,000	1,042,331
4.125%, 5/20/21	1,500,000	1,587,919
3.750%, 9/20/21	1,000,000	1,033,121
Rio Tinto Finance USA plc
2.000%, 3/22/17	500,000	505,097
1.625%, 8/21/17	1,100,000	1,101,464
2.250%, 12/14/18	1,500,000	1,511,399
3.500%, 3/22/22	687,000	690,189
2.875%, 8/21/22	1,100,000	1,060,162
Southern Copper Corp.
5.375%, 4/16/20	253,000	277,702
3.500%, 11/8/22	244,000	237,568
3.875%, 4/23/25	300,000	287,490
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	3,121,713
4.500%, 1/15/21	225,000	215,915
3.750%, 2/1/23	200,000	170,751

Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,563,750
4.625%, 9/15/20	1,700,000	1,774,256
4.375%, 1/11/22	1,062,000	1,037,231
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	102,546
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	242,349

		55,329,681

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,015,000
International Paper Co.
7.950%, 6/15/18	1,744,000	2,035,571
7.500%, 8/15/21	156,000	193,654
4.750%, 2/15/22	194,000	209,616
3.650%, 6/15/24	1,900,000	1,871,203

		6,325,044

Total Materials		119,167,649

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.400%, 8/15/16	480,000	486,831
1.600%, 2/15/17	1,000,000	1,004,274
1.700%, 6/1/17	1,500,000	1,506,889
1.400%, 12/1/17	1,000,000	992,913
5.500%, 2/1/18	4,106,000	4,489,152
2.375%, 11/27/18	1,500,000	1,513,275
5.800%, 2/15/19	1,901,000	2,128,606
2.300%, 3/11/19	1,000,000	1,000,797
2.450%, 6/30/20	1,500,000	1,469,976
4.450%, 5/15/21	1,500,000	1,597,893
3.875%, 8/15/21	497,000	512,782
3.000%, 2/15/22	1,000,000	973,945
3.000%, 6/30/22	3,050,000	2,945,611
2.625%, 12/1/22	2,156,000	2,018,629
3.900%, 3/11/24	1,000,000	1,005,252
3.400%, 5/15/25	4,500,000	4,282,696
British Telecommunications plc
5.950%, 1/15/18	1,200,000	1,328,398
2.350%, 2/14/19	1,000,000	1,002,731
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	505,252
3.849%, 4/15/23	500,000	490,214
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,890,595
6.000%, 7/8/19	100,000	114,015
Emirates Telecommunications Corp.
2.375%, 6/18/19 (m)	1,000,000	1,003,750
3.500%, 6/18/24 (m)	1,000,000	1,012,500
Orange S.A.
2.750%, 9/14/16	600,000	610,701
2.750%, 2/6/19	1,000,000	1,012,717
5.375%, 7/8/19	1,200,000	1,329,615
4.125%, 9/14/21	1,000,000	1,058,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Qwest Corp.
6.500%, 6/1/17	$750,000	$806,250
6.750%, 12/1/21	1,200,000	1,333,371
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	473,000	514,197
3.192%, 4/27/18	1,000,000	1,025,584
5.877%, 7/15/19	570,000	641,048
5.134%, 4/27/20	629,000	686,254
5.462%, 2/16/21	2,456,000	2,712,184
4.570%, 4/27/23	500,000	528,282
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,219,328
Verizon Communications, Inc.
2.500%, 9/15/16	2,935,000	2,981,081
2.000%, 11/1/16	1,000,000	1,010,390
1.350%, 6/9/17	2,500,000	2,497,297
1.100%, 11/1/17	1,000,000	988,620
3.650%, 9/14/18	5,450,000	5,733,776
6.350%, 4/1/19	2,067,000	2,361,984
2.550%, 6/17/19	1,000,000	1,012,688
4.500%, 9/15/20	2,228,000	2,403,357
3.450%, 3/15/21	2,600,000	2,648,298
4.600%, 4/1/21	1,800,000	1,934,231
3.000%, 11/1/21	625,000	616,501
3.500%, 11/1/21	1,000,000	1,014,669
2.450%, 11/1/22	1,406,000	1,312,705
5.150%, 9/15/23	9,950,000	10,900,349
4.150%, 3/15/24	2,000,000	2,053,050
3.500%, 11/1/24	1,750,000	1,700,403

		89,924,801

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,300,000	1,315,256
5.625%, 11/15/17	2,280,000	2,495,562
5.000%, 3/30/20	2,960,000	3,276,572
3.125%, 7/16/22	1,200,000	1,179,648
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,586,215
3.000%, 3/15/23	750,000	715,315
Vodafone Group plc
5.625%, 2/27/17	2,116,000	2,243,481
1.625%, 3/20/17	250,000	249,421
1.250%, 9/26/17	1,000,000	985,975
1.500%, 2/19/18	2,000,000	1,967,155
5.450%, 6/10/19	1,526,000	1,683,980
2.500%, 9/26/22	700,000	639,048
2.950%, 2/19/23	1,306,000	1,214,866

		19,552,494

Total Telecommunication Services		109,477,295

Utilities (1.8%)
Electric Utilities (1.1%)
Alabama Power Co.
2.800%, 4/1/25	250,000	240,953
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	499,417
2.950%, 12/15/22	150,000	146,148

Appalachian Power Co.
3.400%, 6/1/25	350,000	344,956
Arizona Public Service Co.
8.750%, 3/1/19	461,000	567,180
2.200%, 1/15/20	250,000	247,871
3.350%, 6/15/24	600,000	606,851
3.150%, 5/15/25	200,000	196,662
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	165,813
2.800%, 8/15/22	300,000	295,370
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	237,015
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	527,064
1.950%, 9/1/16	175,000	176,226
6.150%, 9/15/17	940,000	1,033,621
2.150%, 1/15/19	1,000,000	1,005,666
4.000%, 8/1/20	431,000	461,863
3.400%, 9/1/21	250,000	259,509
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	111,580
5.500%, 2/1/19	500,000	559,229
2.500%, 1/15/23	156,000	149,749
Dayton Power & Light Co.
1.875%, 9/15/16	250,000	251,377
DTE Electric Co.
5.600%, 6/15/18	250,000	278,361
3.900%, 6/1/21	500,000	534,049
3.650%, 3/15/24	245,000	255,525
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	522,690
4.300%, 6/15/20	250,000	271,650
Duke Energy Corp.
1.625%, 8/15/17	500,000	502,190
2.100%, 6/15/18	1,000,000	1,012,342
5.050%, 9/15/19	655,000	725,804
3.050%, 8/15/22	1,100,000	1,088,683
3.750%, 4/15/24	350,000	356,887
Duke Energy Florida, Inc.
5.800%, 9/15/17	1,000,000	1,096,164
5.650%, 6/15/18	346,000	385,748
4.550%, 4/1/20	160,000	176,165
Duke Energy Indiana, Inc.
3.750%, 7/15/20	1,062,000	1,129,097
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	559,344
3.800%, 9/1/23	1,000,000	1,043,487
Duke Energy Progress, Inc.
5.300%, 1/15/19	1,700,000	1,889,646
Edison International
3.750%, 9/15/17	531,000	557,187
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,200,000	1,259,095
3.700%, 6/1/24	1,000,000	1,040,814
Entergy Corp.
4.700%, 1/15/17	250,000	261,455
5.125%, 9/15/20	787,000	856,644
4.000%, 7/15/22	1,000,000	1,007,060
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	698,660
Eversource Energy
4.500%, 11/15/19	419,000	457,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

3.150%, 1/15/25	$150,000	$144,977
Exelon Corp.
1.550%, 6/9/17	350,000	349,423
2.850%, 6/15/20	750,000	748,538
3.950%, 6/15/25	750,000	753,660
Florida Power & Light Co.
5.550%, 11/1/17	500,000	544,888
2.750%, 6/1/23	250,000	245,058
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,108,245
4.250%, 12/1/19	307,000	334,743
2.850%, 5/15/22	750,000	738,190
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	67,503
Hydro-Quebec
1.375%, 6/19/17	2,000,000	2,013,115
8.400%, 1/15/22	125,000	164,916
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,275,407
3.200%, 3/15/23	150,000	148,589
Interstate Power & Light Co.
3.250%, 12/1/24	600,000	599,162
ITC Holdings Corp.
3.650%, 6/15/24	325,000	321,773
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,613,525
7.350%, 2/1/19	100,000	115,589
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	107,942
6.375%, 3/1/18	600,000	673,008
7.150%, 4/1/19	500,000	588,134
3.150%, 3/15/23	250,000	245,637
LG&E and KU Energy LLC
3.750%, 11/15/20	1,275,000	1,343,380
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	585,404
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	863,274
Nevada Power Co.
6.500%, 8/1/18	1,200,000	1,365,349
7.125%, 3/15/19	500,000	584,243
NextEra Energy Capital Holdings, Inc.
6.000%, 3/1/19	946,000	1,059,197
2.400%, 9/15/19	500,000	497,276
2.700%, 9/15/19	350,000	352,165
4.500%, 6/1/21	1,000,000	1,081,836
Northern States Power Co.
5.250%, 3/1/18	500,000	550,372
2.150%, 8/15/22	1,000,000	953,011
NSTAR Electric Co.
5.625%, 11/15/17	750,000	819,977
2.375%, 10/15/22	1,250,000	1,197,639
Ohio Power Co.
6.050%, 5/1/18	200,000	223,123
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,077,373
6.800%, 9/1/18	700,000	809,711
7.000%, 9/1/22	750,000	928,045
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,089,111
8.250%, 10/15/18	755,000	901,407

3.500%, 10/1/20	1,344,000	1,393,242
3.250%, 6/15/23	250,000	249,120
3.750%, 2/15/24	450,000	463,660
3.400%, 8/15/24	500,000	500,467
PacifiCorp
5.500%, 1/15/19	300,000	336,279
2.950%, 2/1/22	500,000	498,608
3.600%, 4/1/24	600,000	621,232
3.350%, 7/1/25	250,000	250,931
PECO Energy Co.
1.200%, 10/15/16	194,000	194,360
5.350%, 3/1/18	100,000	110,418
2.375%, 9/15/22	500,000	479,233
Portland General Electric Co.
6.100%, 4/15/19	373,000	418,529
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	305,640
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	997,926
4.200%, 6/15/22	1,078,000	1,135,535
3.500%, 12/1/22	1,000,000	1,005,226
3.400%, 6/1/23	250,000	248,063
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	192,850
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,278,603
4.400%, 1/15/21	156,000	166,594
3.150%, 4/1/22	1,250,000	1,235,830
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	39,318
3.200%, 11/15/20	150,000	157,006
2.250%, 9/15/22	500,000	478,064
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	57,634
4.400%, 2/1/21	250,000	267,724
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	657,567
2.300%, 9/15/18	1,000,000	1,018,504
2.000%, 8/15/19	700,000	697,384
3.500%, 8/15/20	100,000	105,284
2.375%, 5/15/23	500,000	475,368
3.050%, 11/15/24	200,000	198,182
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	577,165
Southern California Edison Co.
1.125%, 5/1/17	600,000	599,354
5.500%, 8/15/18	500,000	558,686
3.875%, 6/1/21	631,000	677,045
1.845%, 2/1/22	200,000	199,790
2.400%, 2/1/22	200,000	195,135
3.500%, 10/1/23	200,000	205,812
Southern Co.
1.950%, 9/1/16	310,000	312,881
2.450%, 9/1/18	90,000	91,668
2.150%, 9/1/19	1,650,000	1,635,187
2.750%, 6/15/20	500,000	500,864
Southwestern Electric Power Co.
5.550%, 1/15/17	120,000	127,566
6.450%, 1/15/19	344,000	390,904
3.550%, 2/15/22	2,000,000	2,042,672
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	608,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Tampa Electric Co.
6.100%, 5/15/18	$294,000	$329,196
2.600%, 9/15/22	200,000	192,822
Tucson Electric Power Co.
3.050%, 3/15/25§	600,000	576,397
UIL Holdings Corp.
4.625%, 10/1/20	500,000	531,659
Union Electric Co.
3.500%, 4/15/24	1,000,000	1,018,363
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	555,127
5.000%, 6/30/19	665,000	737,889
2.750%, 3/15/23	650,000	636,728
3.450%, 2/15/24	1,000,000	1,015,553
3.100%, 5/15/25	2,500,000	2,463,049
Westar Energy, Inc.
5.100%, 7/15/20	500,000	559,903
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	889,173
2.950%, 9/15/21	725,000	733,940
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	356,831
Xcel Energy, Inc.
1.200%, 6/1/17	155,000	154,282
4.700%, 5/15/20	756,000	825,912
3.300%, 6/1/25	500,000	490,710

		92,258,798

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	844,000	1,023,894
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	385,315
4.500%, 1/15/21	1,342,000	1,454,130
Dominion Gas Holdings LLC
1.050%, 11/1/16	500,000	499,374
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	952,923
5.200%, 7/15/25	1,000,000	1,013,962
ONE Gas, Inc.
2.070%, 2/1/19	500,000	502,029
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	984,574
Southern California Gas Co.
3.150%, 9/15/24	550,000	548,358
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	899,969
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	154,946
Southwest Gas Corp.
3.875%, 4/1/22	500,000	521,238

		8,940,712

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	663,991
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	404,078

Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	763,247
5.200%, 10/1/19	2,000,000	2,199,503
2.950%, 1/15/20	250,000	251,913
PSEG Power LLC
5.125%, 4/15/20	1,375,000	1,500,059
Southern Power Co.
1.500%, 6/1/18	250,000	248,596
2.375%, 6/1/20	250,000	246,490
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	5,001,516
6.250%, 12/15/17	62,000	69,936
4.500%, 4/1/18	156,000	169,919
3.875%, 2/15/21	2,830,000	3,113,750
1.875%, 8/15/22	1,000,000	955,521
2.875%, 9/15/24	2,400,000	2,406,998
TransAlta Corp.
1.900%, 6/3/17	781,000	776,469
Tri-State Generation & Transmission Association, Inc.
3.700%, 11/1/24§	200,000	200,268

		18,972,254

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	750,000	775,219
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,249,282
2.700%, 9/1/22	500,000	489,799
Avista Corp.
5.125%, 4/1/22	500,000	564,828
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,100,738
2.400%, 2/1/20	750,000	748,385
3.750%, 11/15/23	2,000,000	2,061,072
Black Hills Corp.
4.250%, 11/30/23	600,000	620,886
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	107,192
6.500%, 5/1/18	500,000	574,111
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,661,330
3.875%, 3/1/24	1,000,000	1,015,425
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	428,088
7.125%, 12/1/18	943,000	1,105,213
6.650%, 4/1/19	600,000	699,927
4.450%, 6/15/20	500,000	550,492
Consumers Energy Co.
6.700%, 9/15/19	2,002,000	2,350,352
Delmarva Power & Light Co.
3.500%, 11/15/23	1,000,000	1,020,910
Dominion Resources, Inc.
1.250%, 3/15/17	415,000	413,847
1.900%, 6/15/18	250,000	250,117
5.200%, 8/15/19	316,000	350,738
2.500%, 12/1/19	1,812,000	1,818,043
3.625%, 12/1/24	1,250,000	1,239,020
DTE Energy Co.
2.400%, 12/1/19	350,000	349,486
3.300%, 6/15/22§	300,000	303,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

3.500%, 6/1/24	$1,000,000	$1,000,784
Integrys Energy Group, Inc.
6.110%, 12/1/66 (l)	200,000	186,000
NiSource Finance Corp.
6.400%, 3/15/18	944,000	1,059,212
6.800%, 1/15/19	1,000,000	1,152,537
5.450%, 9/15/20	100,000	112,299
PG&E Corp.
2.400%, 3/1/19	500,000	499,500
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,730,153
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,710,228
SCANA Corp.
6.250%, 4/1/20	300,000	334,626
Sempra Energy
2.300%, 4/1/17	550,000	558,138
6.150%, 6/15/18	100,000	111,970
9.800%, 2/15/19	1,000,000	1,254,770
2.875%, 10/1/22	563,000	545,364
3.550%, 6/15/24	250,000	249,385
TECO Finance, Inc.
5.150%, 3/15/20	922,000	1,023,996
WEC Energy Group, Inc.
1.650%, 6/15/18	180,000	180,136
2.450%, 6/15/20	250,000	249,507
3.550%, 6/15/25	250,000	247,018
6.250%, 5/15/67 (l)	530,000	492,900

		34,546,858

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	1,000,000	1,041,451
United Utilities plc
5.375%, 2/1/19	500,000	546,386

		1,587,837

Total Utilities		156,306,459

Total Corporate Bonds		2,786,257,057

Government Securities (60.4%)
Foreign Governments (2.8%)
Canadian Government Bond
0.875% 2/14/17	3,300,000	3,307,891
1.125% 3/19/18	2,000,000	2,003,756
1.625% 2/27/19	3,500,000	3,531,843
Development Bank of Japan, Inc.
5.125% 2/1/17	1,200,000	1,280,566
Export Development Canada
1.250% 10/26/16	200,000	201,752
0.875% 1/30/17	1,000,000	1,002,701
1.000% 5/15/17	1,000,000	1,003,110
0.750% 12/15/17	1,250,000	1,243,045
1.000% 6/15/18	1,000,000	997,685
1.750% 8/19/19	3,000,000	3,011,817
Export-Import Bank of Korea
4.000% 1/11/17	800,000	829,905
1.750% 2/27/18	1,591,000	1,587,441
2.875% 9/17/18	1,500,000	1,543,523
2.375% 8/12/19	1,250,000	1,252,289
5.125% 6/29/20	500,000	560,012

4.000% 1/29/21	1,500,000	1,596,415
4.375% 9/15/21	200,000	216,886
5.000% 4/11/22	500,000	559,659
4.000% 1/14/24	500,000	528,247
2.875% 1/21/25	1,500,000	1,447,327
Federative Republic of Brazil
6.000% 1/17/17	2,000,000	2,135,000
8.000% 1/15/18 (b)	1,154,000	1,250,359
5.875% 1/15/19	1,828,000	2,029,080
8.875% 10/14/19	654,000	812,595
4.875% 1/22/21	2,500,000	2,613,750
2.625% 1/5/23	3,350,000	2,973,125
4.250% 1/7/25	3,500,000	3,368,750
FMS Wertmanagement AoeR
1.125% 10/14/16	1,200,000	1,207,980
1.125% 9/5/17	3,000,000	3,012,064
1.000% 11/21/17	1,650,000	1,649,985
1.625% 11/20/18	1,500,000	1,513,043
1.750% 3/17/20	1,250,000	1,246,015
Japan Bank for International Cooperation
2.250% 7/13/16	500,000	508,669
1.125% 7/19/17	3,000,000	3,001,694
1.750% 7/31/18	2,000,000	2,020,992
1.750% 11/13/18	1,700,000	1,715,120
1.750% 5/29/19	2,500,000	2,511,439
3.375% 7/31/23	2,000,000	2,114,937
2.125% 2/10/25	1,500,000	1,425,862
Japan Finance Organization for Municipalities
5.000% 5/16/17	1,300,000	1,395,077
4.000% 1/13/21	700,000	767,998
Korea Development Bank
4.000% 9/9/16	1,000,000	1,032,100
3.250% 9/20/16	650,000	665,950
2.250% 8/7/17	1,000,000	1,010,509
1.500% 1/22/18	1,000,000	992,877
3.000% 3/17/19	1,000,000	1,026,943
2.500% 3/11/20	1,000,000	1,000,963
2.250% 5/18/20	1,000,000	990,954
4.625% 11/16/21	250,000	276,015
3.000% 9/14/22	1,000,000	995,055
3.750% 1/22/24	500,000	519,035
Province of British Columbia
1.200% 4/25/17	1,500,000	1,510,319
2.650% 9/22/21	1,000,000	1,024,456
2.000% 10/23/22	1,300,000	1,270,288
Province of Manitoba
4.900% 12/6/16	1,050,000	1,110,513
1.125% 6/1/18	1,000,000	994,691
1.750% 5/30/19	1,000,000	999,714
2.100% 9/6/22	1,468,000	1,428,503
3.050% 5/14/24	2,000,000	2,052,250
Province of New Brunswick
2.750% 6/15/18	1,312,000	1,366,994
Province of Nova Scotia
5.125% 1/26/17	1,795,000	1,907,563
Province of Ontario
1.000% 7/22/16	8,000,000	8,031,814
4.950% 11/28/16	550,000	582,107
1.100% 10/25/17	1,950,000	1,952,159
1.200% 2/14/18	1,000,000	1,000,368
2.000% 9/27/18	1,500,000	1,525,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

2.000% 1/30/19	$2,100,000	$2,132,574
1.650% 9/27/19	1,300,000	1,292,398
4.000% 10/7/19	500,000	544,758
4.400% 4/14/20	5,000,000	5,543,100
2.450% 6/29/22	1,700,000	1,697,608
Province of Quebec
5.125% 11/14/16	1,520,000	1,607,779
4.625% 5/14/18	1,616,000	1,764,837
3.500% 7/29/20	1,700,000	1,817,713
2.750% 8/25/21	2,100,000	2,145,080
2.625% 2/13/23	2,531,000	2,537,721
2.875% 10/16/24	1,000,000	1,004,966
Republic of Chile
3.875% 8/5/20	600,000	647,250
3.250% 9/14/21	1,000,000	1,045,000
2.250% 10/30/22	500,000	485,000
3.125% 3/27/25	1,000,000	1,002,500
Republic of Colombia
7.375% 1/27/17	1,500,000	1,633,125
7.375% 3/18/19	2,250,000	2,612,812
4.375% 7/12/21	2,350,000	2,458,100
2.625% 3/15/23	1,200,000	1,099,200
4.000% 2/26/24	2,000,000	1,990,000
Republic of Italy
5.250% 9/20/16	2,937,000	3,080,165
5.375% 6/12/17	2,500,000	2,690,123
6.875% 9/27/23	2,000,000	2,499,390
Republic of Korea
7.125% 4/16/19	1,796,000	2,132,067
3.875% 9/11/23	250,000	269,411
Republic of Panama
5.200% 1/30/20	1,143,000	1,261,015
4.000% 9/22/24	890,000	895,562
3.750% 3/16/25	1,500,000	1,477,500
Republic of Peru
7.125% 3/30/19	1,437,000	1,672,309
Republic of Philippines
6.500% 1/20/20	312,000	368,550
4.000% 1/15/21	5,750,000	6,217,187
4.200% 1/21/24	2,400,000	2,616,000
Republic of Poland
6.375% 7/15/19	2,798,000	3,231,410
5.125% 4/21/21	1,500,000	1,664,625
5.000% 3/23/22	2,062,000	2,288,532
3.000% 3/17/23	1,750,000	1,716,085
4.000% 1/22/24	4,250,000	4,446,520
Republic of South Africa
6.875% 5/27/19	1,995,000	2,269,312
5.500% 3/9/20	1,750,000	1,903,125
5.875% 5/30/22	1,000,000	1,107,500
4.665% 1/17/24	1,000,000	1,023,750
Republic of Turkey
7.500% 7/14/17	11,100,000	12,251,625
6.750% 4/3/18	312,000	343,980
7.500% 11/7/19	2,200,000	2,538,250
3.250% 3/23/23	5,950,000	5,526,062
5.750% 3/22/24	2,000,000	2,165,000
Republic of Ukraine
1.847% 5/29/20	3,755,000	3,757,959
Republic of Uruguay
8.000% 11/18/22	1,000,000	1,280,000
4.500% 8/14/24	500,000	524,375

State of Israel
5.500% 11/9/16	564,000	598,545
5.125% 3/26/19	1,587,000	1,779,424
4.000% 6/30/22	1,000,000	1,067,500
3.150% 6/30/23	500,000	504,375
Svensk Exportkredit AB
2.125% 7/13/16	1,000,000	1,016,159
5.125% 3/1/17	658,000	704,478
1.125% 4/5/18	2,000,000	1,994,141
1.875% 6/17/19	1,000,000	1,011,464
1.875% 6/23/20	750,000	751,772
United Mexican States
5.625% 1/15/17	818,000	871,170
5.950% 3/19/19	3,000,000	3,364,500
5.125% 1/15/20	250,000	275,750
3.500% 1/21/21	2,000,000	2,038,250
3.625% 3/15/22	10,270,000	10,413,780
3.600% 1/30/25	2,000,000	1,972,000

		238,889,085

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839% 1/1/41	2,000	2,250
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491% 11/1/39	4,000	4,865
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650% 8/1/30	4,000	4,586
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845% 1/1/38	2,000	2,194
6.395% 1/1/40	4,000	4,954
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011% 6/15/42	4,000	5,162
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724% 6/15/42	2,000	2,444
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508% 8/1/37	8,000	9,558
City of New York, General Obligation Bonds,
Series 2009-A1 5.206% 10/1/31	4,000	4,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E 4.200% 12/1/21	$155,000	$169,482
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881% 7/1/42	4,000	4,469
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750% 8/1/49	4,000	5,684
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731% 7/1/43	204,000	258,089
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138% 5/1/49	4,000	5,053
Energy Northwest Columbia Generating Station Electric , Revenue and Refunding Bonds,
Series 2015-B 2.814% 7/1/24	500,000	490,430
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.107% 7/1/18	1,000,000	1,005,840
2.995% 7/1/20	750,000	764,325
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637% 4/1/57	2,000	2,423
7.055% 4/1/57	4,000	4,396
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/19	1,000,000	878,580
(Zero Coupon), 2/15/23	1,000,000	711,250
Ohio State University, Revenue Bonds,
Series 2010C 4.910% 6/1/40	4,000	4,546
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511% 12/1/45	1,000	1,151
5.561% 12/1/49	3,000	3,511
Regents of the University of California, Revenue Bonds,
Series 2013-AH 1.796% 7/1/19	175,000	172,811

San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793% 4/1/30	4,000	5,022
7.043% 4/1/50	4,000	5,486
State of California, Various Purposes, General Obligation Bonds,
Series 2009 5.750% 3/1/17	200,000	215,490
6.200% 3/1/19	200,000	230,640
6.200% 10/1/19	400,000	466,076
State of Illinois, General Obligation Bonds,
Series 2011 5.365% 3/1/17	310,000	323,562
5.665% 3/1/18	2,500,000	2,674,850
5.877% 3/1/19	60,000	64,698
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770% 3/15/39	2,000	2,364

		8,510,656

Supranational (2.9%)
African Development Bank
0.750% 10/18/16	2,250,000	2,253,833
0.875% 5/15/17	2,860,000	2,861,748
0.875% 3/15/18	2,000,000	1,988,500
1.375% 2/12/20	1,000,000	991,774
Asian Development Bank
0.750% 1/11/17	1,000,000	1,001,534
1.125% 3/15/17	1,000,000	1,006,452
0.750% 7/28/17	3,000,000	2,997,318
1.125% 6/5/18	3,000,000	2,993,281
1.750% 9/11/18	3,100,000	3,145,377
1.875% 10/23/18	1,900,000	1,934,856
1.750% 3/21/19	1,350,000	1,366,903
1.375% 3/23/20	650,000	637,966
2.125% 11/24/21	1,500,000	1,499,934
1.875% 2/18/22	3,000,000	2,946,914
2.000% 1/22/25	3,000,000	2,872,862
Corp. Andina de Fomento
5.750% 1/12/17	346,000	367,625
8.125% 6/4/19	1,229,000	1,499,380
Council of Europe Development Bank
1.500% 2/22/17	1,500,000	1,516,368
1.500% 6/19/17	200,000	202,057
1.000% 3/7/18	1,500,000	1,495,312
1.125% 5/31/18	1,000,000	999,141
1.750% 11/14/19	1,500,000	1,509,364
1.625% 3/10/20	1,000,000	995,580
European Bank for Reconstruction & Development
1.375% 10/20/16	250,000	252,403
1.000% 2/16/17	1,500,000	1,505,154
0.750% 9/1/17	2,250,000	2,240,197
1.625% 4/10/18	1,600,000	1,615,271
1.000% 6/15/18	2,150,000	2,133,170
1.000% 9/17/18	2,500,000	2,479,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

1.625% 11/15/18	$100,000	$100,741
1.750% 6/14/19	2,000,000	2,013,886
1.750% 11/26/19	1,000,000	997,580
1.875% 2/23/22	1,000,000	977,692
European Investment Bank
2.125% 7/15/16	3,000,000	3,050,190
0.500% 8/15/16	5,750,000	5,748,285
5.125% 9/13/16	2,125,000	2,238,593
1.125% 12/15/16	3,000,000	3,019,234
4.875% 1/17/17	3,021,000	3,214,725
0.875% 4/18/17	5,200,000	5,208,623
5.125% 5/30/17	3,401,000	3,674,096
1.625% 6/15/17	4,000,000	4,060,204
1.000% 8/17/17	7,000,000	7,015,057
1.125% 9/15/17	2,415,000	2,425,530
1.000% 12/15/17	2,824,000	2,821,260
1.000% 3/15/18	4,000,000	3,986,038
1.250% 5/15/18	2,500,000	2,503,913
1.000% 6/15/18	5,500,000	5,462,870
1.625% 12/18/18	2,500,000	2,516,917
1.875% 3/15/19	3,000,000	3,038,536
1.750% 6/17/19	5,000,000	5,027,675
1.625% 3/16/20	4,000,000	3,966,953
1.375% 6/15/20	5,000,000	4,880,562
2.875% 9/15/20	2,750,000	2,877,287
4.000% 2/16/21	2,200,000	2,427,753
2.500% 4/15/21	2,000,000	2,046,100
3.250% 1/29/24	3,100,000	3,276,094
2.500% 10/15/24	3,000,000	2,981,814
1.875% 2/10/25	3,000,000	2,844,372
Inter-American Development Bank
0.625% 9/12/16	2,500,000	2,502,107
5.125% 9/13/16	2,883,000	3,039,712
1.375% 10/18/16	2,250,000	2,272,516
0.875% 11/15/16	1,500,000	1,505,131
1.000% 7/14/17	2,000,000	2,004,824
0.875% 3/15/18	500,000	496,863
4.250% 9/10/18	1,967,000	2,147,655
3.875% 9/17/19	1,000,000	1,089,038
1.750% 10/15/19	5,000,000	5,013,362
3.875% 2/14/20	3,349,000	3,663,843
1.375% 7/15/20	5,000,000	4,891,233
2.125% 11/9/20	3,100,000	3,135,688
3.000% 2/21/24	2,000,000	2,085,880
2.125% 1/15/25	2,000,000	1,930,158
International Bank for Reconstruction & Development
1.000% 9/15/16	2,500,000	2,512,841
0.625% 10/14/16	3,500,000	3,501,387
0.750% 12/15/16	2,000,000	2,002,808
0.875% 4/17/17	4,000,000	4,008,045
9.250% 7/15/17	599,000	694,983
1.125% 7/18/17	2,500,000	2,513,764
1.375% 4/10/18	2,000,000	2,012,921
1.000% 6/15/18	4,500,000	4,472,214
1.875% 3/15/19	3,700,000	3,751,542
1.875% 10/7/19	2,500,000	2,526,630
2.125% 11/1/20	2,150,000	2,178,641
2.250% 6/24/21	3,000,000	3,037,498
1.625% 2/10/22	3,000,000	2,898,476
7.625% 1/19/23	1,000,000	1,368,850
2.125% 2/13/23	1,319,000	1,305,124

2.500% 11/25/24	3,500,000	3,507,546
2.125% 3/3/25	450,000	437,850
International Finance Corp.
0.625% 11/15/16	2,250,000	2,250,959
1.125% 11/23/16	3,000,000	3,019,761
2.125% 11/17/17	4,250,000	4,363,605
0.625% 12/21/17	624,000	618,049
0.875% 6/15/18	2,750,000	2,724,661
1.750% 9/4/18	3,000,000	3,045,193
1.750% 9/16/19	2,500,000	2,514,755
Nordic Investment Bank
5.000% 2/1/17	1,817,000	1,937,216
1.000% 3/7/17	1,000,000	1,003,313
0.750% 1/17/18	824,000	817,931
North American Development Bank
4.375% 2/11/20	500,000	545,293
2.400% 10/26/22	1,150,000	1,116,630

		246,178,783

U.S. Government Agencies (4.8%)
Federal Farm Credit Bank
0.450% 7/12/16	500,000	500,029
5.125% 8/25/16	485,000	510,806
0.540% 11/7/16	4,000,000	3,999,700
4.875% 1/17/17	6,232,000	6,634,433
0.625% 5/30/17	2,740,000	2,735,832
1.070% 2/12/18	1,000,000	999,602
1.100% 6/1/18	1,000,000	1,000,398
1.290% 6/14/19	1,000,000	985,889
2.125% 6/16/20	1,000,000	1,002,106
2.500% 6/20/22	1,000,000	992,971
Federal Home Loan Bank
0.500% 9/28/16	4,000,000	4,001,258
1.125% 9/28/16	5,000,000	5,012,787
0.625% 11/23/16	2,040,000	2,042,747
1.625% 12/9/16	5,000,000	5,070,166
4.750% 12/16/16	11,621,000	12,312,647
0.625% 12/28/16	2,500,000	2,501,672
4.875% 5/17/17	3,169,000	3,415,926
0.875% 5/24/17	5,000,000	5,015,439
5.250% 6/5/17	3,135,000	3,396,120
1.000% 6/21/17	7,400,000	7,438,332
1.000% 8/9/17	500,000	499,962
1.050% 8/25/17	1,000,000	1,001,009
0.750% 9/8/17	2,000,000	1,994,448
5.000% 11/17/17	7,676,000	8,413,444
1.375% 3/9/18	4,000,000	4,038,420
1.300% 6/5/18	5,000,000	4,984,342
1.150% 7/25/18	1,000,000	994,541
1.875% 3/8/19	500,000	508,722
1.650% 7/18/19	250,000	249,649
1.875% 2/13/20	1,000,000	999,461
1.875% 3/13/20	2,000,000	2,016,463
4.125% 3/13/20	4,000,000	4,439,854
2.100% 3/30/20	722,222	723,992
2.000% 5/28/20	1,000,000	1,000,598
5.500% 7/15/36	3,000	3,869
Federal Home Loan Mortgage Corp.
5.500% 7/18/16	3,693,000	3,887,948
0.650% 7/29/16	1,000,000	1,000,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

2.000% 8/25/16	$1,299,000	$1,321,285
0.875% 10/14/16	3,000,000	3,014,924
5.125% 10/18/16	6,053,000	6,407,895
0.625% 11/1/16	1,280,000	1,279,966
0.875% 2/22/17	3,160,000	3,172,494
1.000% 3/8/17	5,000,000	5,028,650
5.000% 4/18/17	5,577,000	6,010,053
1.250% 5/12/17	5,000,000	5,055,830
1.000% 6/29/17	4,500,000	4,519,599
0.750% 7/14/17	4,000,000	4,000,296
1.000% 7/25/17	1,000,000	1,003,393
1.000% 7/28/17	5,000,000	5,023,971
5.500% 8/23/17	450,000	494,168
1.000% 9/29/17	5,750,000	5,767,005
5.125% 11/17/17	7,687,000	8,448,523
1.000% 1/11/18	2,000,000	1,994,298
0.750% 1/12/18	6,000,000	5,967,776
0.875% 3/7/18	3,000,000	2,988,035
1.250% 4/20/18	2,000,000	1,996,172
1.100% 5/7/18	2,000,000	1,991,642
1.250% 5/14/18	1,000,000	999,010
1.125% 5/25/18	1,000,000	995,975
1.250% 5/25/18	3,000,000	2,996,699
4.875% 6/13/18	2,000,000	2,220,740
1.400% 6/18/18	2,000,000	2,001,428
1.500% 6/25/18	1,000,000	1,001,991
3.750% 3/27/19	7,220,000	7,838,189
1.750% 5/30/19	8,000,000	8,083,853
2.000% 7/30/19	600,000	611,932
1.250% 8/1/19	3,500,000	3,457,967
1.250% 10/2/19	7,500,000	7,397,369
1.375% 5/1/20	10,350,000	10,184,712
2.375% 1/13/22	20,947,000	21,194,667
Federal National Mortgage Association
0.375% 7/5/16	2,000,000	1,998,672
5.375% 7/15/16	5,000,000	5,256,979
0.625% 8/26/16	3,000,000	3,004,135
5.250% 9/15/16	5,100,000	5,388,437
1.250% 9/28/16	6,000,000	6,050,582
4.875% 12/15/16	3,400,000	3,615,045
1.250% 1/30/17	2,000,000	2,018,391
5.000% 2/13/17	4,000,000	4,279,170
0.750% 3/6/17	1,000,000	1,000,033
0.750% 4/20/17	3,000,000	3,002,646
1.125% 4/27/17	12,000,000	12,094,433
5.000% 5/11/17	3,999,000	4,315,300
2.000% 5/16/17	1,000,000	1,012,931
(Zero Coupon), 6/1/17	3,000,000	2,956,868
5.375% 6/12/17	6,412,000	6,978,348
1.000% 8/21/17	500,000	499,834
0.950% 8/23/17	2,500,000	2,497,456
0.875% 8/28/17	11,350,000	11,365,089
1.000% 9/20/17	2,000,000	2,004,858
1.000% 9/27/17	1,500,000	1,503,251
0.875% 10/26/17	4,750,000	4,746,134
0.900% 11/7/17	4,300,000	4,284,344
0.875% 12/20/17	5,000,000	4,992,827
1.000% 12/28/17	4,000,000	3,983,787
1.030% 1/30/18	1,000,000	997,009
0.875% 2/8/18	3,000,000	2,993,551
1.200% 2/28/18	1,000,000	999,362

0.875% 5/21/18	3,812,000	3,793,407
1.250% 6/20/18	1,000,000	998,097
1.625% 11/27/18	10,000,000	10,133,734
1.250% 12/28/18	250,000	248,277
1.750% 1/30/19	700,000	710,047
1.875% 2/19/19	2,000,000	2,037,193
1.750% 6/20/19	3,000,000	3,031,347
1.750% 9/12/19	8,000,000	8,057,273
1.700% 10/4/19	200,000	199,647
(Zero Coupon) 10/9/19	4,000,000	3,653,312
1.500% 10/9/19	1,500,000	1,485,502
1.550% 10/29/19	3,000,000	2,974,000
1.875% 2/13/20	2,000,000	1,990,022
1.750% 3/6/20	1,000,000	1,002,324
1.500% 6/22/20	5,000,000	4,947,344
2.250% 10/17/22	2,500,000	2,447,188
2.200% 10/25/22	325,000	317,325
2.500% 3/27/23	250,000	246,609
2.625% 9/6/24	5,000,000	4,986,092
Financing Corp.
10.700% 10/6/17	1,200,000	1,463,715
9.800% 4/6/18	250,000	309,728

		409,668,226

U.S. Treasuries (49.8%)
U.S. Treasury Bonds
7.500% 11/15/16	18,212,000	19,958,502
8.750% 5/15/17	11,386,000	13,107,132
8.875% 8/15/17	2,903,000	3,402,775
9.125% 5/15/18	3,533,000	4,353,180
9.000% 11/15/18	1,386,000	1,747,524
8.875% 2/15/19	7,432,000	9,454,825
8.125% 8/15/19	14,212,000	18,044,799
8.500% 2/15/20	187,000	245,167
8.750% 8/15/20	1,880,000	2,534,952
7.125% 2/15/23	4,312,000	5,849,582
6.250% 8/15/23	2,000,000	2,609,902
U.S. Treasury Notes
0.625% 7/15/16	92,000,000	92,258,750
0.500% 7/31/16	25,000,000	25,039,550
1.500% 7/31/16	30,000,000	30,365,187
3.250% 7/31/16	10,554,000	10,879,896
0.625% 8/15/16	52,000,000	52,145,740
4.875% 8/15/16	14,597,000	15,328,774
0.500% 8/31/16	30,000,000	30,041,895
1.000% 8/31/16	2,809,000	2,829,080
3.000% 8/31/16	17,972,000	18,515,899
0.875% 9/15/16	30,000,000	30,172,266
0.500% 9/30/16	25,000,000	25,031,982
1.000% 9/30/16	28,000,000	28,211,095
3.000% 9/30/16	28,118,000	29,026,068
0.625% 10/15/16	2,000,000	2,005,342
0.375% 10/31/16	40,000,000	39,968,752
1.000% 10/31/16	35,000,000	35,260,106
3.125% 10/31/16	23,864,000	24,711,010
0.625% 11/15/16	2,000,000	2,004,736
4.625% 11/15/16	15,000,000	15,854,370
0.500% 11/30/16	25,000,000	25,015,625
2.750% 11/30/16	49,079,000	50,658,490
0.625% 12/15/16	16,000,000	16,033,203
0.875% 12/31/16	17,434,000	17,536,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

3.250% 12/31/16	$22,350,000	$23,268,444
0.750% 1/15/17	20,250,000	20,324,652
0.875% 1/31/17	10,000,000	10,055,908
3.125% 1/31/17	6,011,000	6,258,014
0.625% 2/15/17	850,000	851,237
4.625% 2/15/17	9,617,000	10,252,624
0.500% 2/28/17	20,000,000	19,987,500
0.875% 2/28/17	38,500,000	38,713,367
3.000% 2/28/17	21,764,000	22,648,800
0.750% 3/15/17	1,000,000	1,003,589
1.000% 3/31/17	28,000,000	28,214,373
3.250% 3/31/17	15,153,000	15,863,223
0.875% 4/30/17	27,497,000	27,635,560
3.125% 4/30/17	19,464,000	20,363,831
4.500% 5/15/17	20,957,000	22,472,187
0.625% 5/31/17	1,686,000	1,685,934
2.750% 5/31/17	19,837,000	20,641,716
0.750% 6/30/17	30,000,000	30,062,988
2.500% 6/30/17	37,303,000	38,678,914
0.500% 7/31/17	15,000,000	14,947,266
2.375% 7/31/17	13,000,000	13,454,238
0.875% 8/15/17	30,000,000	30,112,500
4.750% 8/15/17	25,224,000	27,382,080
0.625% 8/31/17	45,809,000	45,723,557
1.875% 8/31/17	21,197,000	21,727,959
0.625% 9/30/17	30,000,000	29,913,282
1.875% 9/30/17	48,759,000	49,992,734
0.750% 10/31/17	29,373,000	29,346,323
1.875% 10/31/17	3,811,000	3,907,280
0.875% 11/15/17	15,000,000	15,026,660
4.250% 11/15/17	13,921,000	15,052,081
0.625% 11/30/17	28,000,000	27,877,500
2.250% 11/30/17	36,150,000	37,403,953
0.750% 12/31/17	42,707,000	42,613,579
2.750% 12/31/17	3,571,000	3,740,727
0.875% 1/31/18	27,000,000	27,006,329
2.625% 1/31/18	2,500,000	2,612,524
3.500% 2/15/18	30,639,000	32,707,730
0.750% 2/28/18	29,997,000	29,875,137
2.750% 2/28/18	31,561,000	33,094,360
0.750% 3/31/18	15,000,000	14,921,484
2.875% 3/31/18	20,000,000	21,049,804
0.750% 4/15/18	5,000,000	4,973,145
0.625% 4/30/18	49,682,000	49,220,111
2.625% 4/30/18	9,561,000	10,008,238
3.875% 5/15/18	7,225,000	7,821,062
1.000% 5/31/18	30,000,000	30,007,323
2.375% 5/31/18	17,700,000	18,406,618
1.375% 6/30/18	50,624,000	51,167,813
2.375% 6/30/18	10,000,000	10,399,121
1.375% 7/31/18	60,550,000	61,150,771
2.250% 7/31/18	32,000,000	33,162,813
4.000% 8/15/18	10,460,000	11,422,953
1.500% 8/31/18	18,249,000	18,484,241
1.375% 9/30/18	95,500,000	96,275,002
1.250% 10/31/18	2,000,000	2,006,543
1.750% 10/31/18	20,000,000	20,401,954
3.750% 11/15/18	26,904,000	29,215,799
1.250% 11/30/18	40,000,000	40,096,876
1.375% 12/31/18	17,650,000	17,748,764
1.500% 12/31/18	26,600,000	26,859,246

1.250% 1/31/19	25,000,000	25,007,813
1.500% 1/31/19	21,250,000	21,443,823
2.750% 2/15/19	29,907,000	31,486,463
1.375% 2/28/19	15,812,000	15,868,979
1.500% 2/28/19	45,500,000	45,873,241
1.500% 3/31/19	5,050,000	5,089,059
1.250% 4/30/19	2,000,000	1,995,449
1.625% 4/30/19	43,000,000	43,470,313
3.125% 5/15/19	37,954,000	40,501,070
1.500% 5/31/19	25,000,000	25,134,765
1.000% 6/30/19	4,600,000	4,533,785
1.625% 6/30/19	5,000,000	5,046,924
0.875% 7/31/19	1,500,000	1,468,711
1.625% 7/31/19	40,000,000	40,345,312
3.625% 8/15/19	38,086,000	41,453,857
1.625% 8/31/19	30,000,000	30,243,456
1.000% 9/30/19	5,000,000	4,906,103
1.750% 9/30/19	50,000,000	50,595,705
1.250% 10/31/19	1,000,000	990,928
1.500% 10/31/19	35,000,000	35,018,116
3.375% 11/15/19	36,223,000	39,105,630
1.000% 11/30/19	20,000,000	19,562,110
1.500% 11/30/19	45,000,000	45,003,514
1.125% 12/31/19	2,000,000	1,964,590
1.625% 12/31/19	35,000,000	35,138,085
1.250% 1/31/20	40,000,000	39,467,968
1.375% 1/31/20	10,000,000	9,921,973
3.625% 2/15/20	42,855,000	46,792,723
1.250% 2/29/20	2,500,000	2,462,940
1.375% 2/29/20	50,000,000	49,574,705
1.125% 3/31/20	7,500,000	7,337,036
1.375% 3/31/20	30,000,000	29,708,202
1.375% 4/30/20	50,000,000	49,451,170
3.500% 5/15/20	41,024,000	44,610,396
1.375% 5/31/20	16,061,000	15,867,139
1.500% 5/31/20	50,000,000	49,725,585
1.625% 6/30/20	30,000,000	29,995,311
2.625% 8/15/20	50,687,000	53,001,576
2.125% 8/31/20	36,000,000	36,773,438
2.000% 9/30/20	1,100,000	1,116,060
2.625% 11/15/20	44,196,000	46,163,239
2.000% 11/30/20	1,000,000	1,012,422
2.375% 12/31/20	16,000,000	16,493,906
2.125% 1/31/21	41,000,000	41,676,660
3.625% 2/15/21	52,140,000	57,195,646
2.000% 2/28/21	1,000,000	1,008,984
2.250% 3/31/21	1,100,000	1,123,708
3.125% 5/15/21	51,569,000	55,154,154
2.250% 7/31/21	15,000,000	15,281,690
2.125% 8/15/21	50,062,000	50,619,821
2.000% 8/31/21	15,000,000	15,046,875
2.125% 9/30/21	25,000,000	25,250,000
2.000% 10/31/21	25,000,000	25,040,040
2.000% 11/15/21	37,978,000	38,038,453
2.000% 2/15/22	42,662,000	42,650,336
1.750% 3/31/22	15,000,000	14,724,756
1.750% 5/15/22	17,936,000	17,588,490
1.875% 5/31/22	15,000,000	14,831,690
1.625% 8/15/22	38,928,800	37,733,943
1.625% 11/15/22	35,304,700	34,120,061
2.000% 2/15/23	93,030,900	92,007,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

1.750% 5/15/23	$70,514,600	$68,198,774
2.500% 8/15/23	6,750,000	6,894,031
2.750% 11/15/23	30,000,000	31,180,665
2.750% 2/15/24	22,000,000	22,839,179
2.500% 5/15/24	50,000,000	50,847,655
2.375% 8/15/24	45,000,000	45,239,062
2.250% 11/15/24	55,000,000	54,643,897
2.000% 2/15/25	55,000,000	53,420,361
2.125% 5/15/25	49,000,000	48,103,261

		4,268,686,440

Total Government Securities		5,171,933,190

Total Long-Term Debt Securities (92.9%) (Cost $7,830,444,075)		7,958,190,247

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae 8.250% (l)*	22,000	82,500
Freddie Mac 8.375% (l)*	17,000	63,750

Total Preferred Stocks (0.0%) (Cost $18,166)		146,250

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.1%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	205,361,200
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	205,767,289
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	118,238,215

Total Investment Companies (6.1%) (Cost $525,051,822)		529,366,704

SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	135,588,493	$135,588,493

Total Short-Term Investments (1.6%)
(Cost $135,588,493)		135,588,493

Total Investments (100.6%) (Cost $8,491,102,556)		8,623,291,694
Other Assets Less Liabilities (-0.6%)		(55,517,520)

Net Assets (100%)		$8,567,774,174

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $32,389,168 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $2,016,250 or 0.0% of net assets.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$165,847,609	$—	$165,847,609
Consumer Staples	—	177,377,951	—	177,377,951
Energy	—	309,258,507	—	309,258,507
Financials	—	1,178,296,821	—	1,178,296,821
Health Care	—	230,909,825	—	230,909,825
Industrials	—	158,622,998	—	158,622,998
Information Technology	—	180,991,943	—	180,991,943
Materials	—	119,167,649	—	119,167,649
Telecommunication Services	—	109,477,295	—	109,477,295
Utilities	—	156,306,459	—	156,306,459
Government Securities
Foreign Governments	—	238,889,085	—	238,889,085
Municipal Bonds	—	8,510,656	—	8,510,656
Supranational	—	246,178,783	—	246,178,783
U.S. Government Agencies	—	409,668,226	—	409,668,226
U.S. Treasuries	—	4,268,686,440	—	4,268,686,440
Investment Companies
Exchange Traded Funds (ETFs)	529,366,704	—	—	529,366,704
Preferred Stocks
Financials	146,250	—	—	146,250
Short-Term Investments	135,588,493	—	—	135,588,493

Total Assets	$665,101,447	$7,958,190,247	$—	$8,623,291,694

Total Liabilities	$—	$—	$—	$—

Total	$665,101,447	$7,958,190,247	$—	$8,623,291,694

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$458,164,369
Long-term U.S. government debt securities	473,574,727

$931,739,096

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$387,226,091
Long-term U.S. government debt securities	518,786,986

$906,013,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,095,075
Aggregate gross unrealized depreciation	(30,697,882)

Net unrealized appreciation	$131,397,193

Federal income tax cost of investments	$8,491,894,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $8,491,102,556)	$8,623,291,694
Cash	4,655,477
Foreign cash (Cost $491)	408
Dividends, interest and other receivables	53,072,108
Receivable for securities sold	2,734,045
Receivable from Separate Accounts for Trust shares sold	2,701,885
Other assets	85,676

Total assets	8,686,541,293

LIABILITIES
Payable for securities purchased	111,299,174
Payable to Separate Accounts for Trust shares redeemed	3,159,056
Investment management fees payable	2,423,521
Administrative fees payable	709,777
Distribution fees payable – Class IB	452,448
Trustees’ fees payable	18,813
Distribution fees payable – Class IA	17,312
Other liabilities	87,085
Accrued expenses	599,933

Total liabilities	118,767,119

NET ASSETS	$8,567,774,174

Net assets were comprised of:
Paid in capital	$8,617,020,939
Accumulated undistributed net investment income (loss)	68,234,684
Accumulated undistributed net realized gain (loss) on investments	(249,670,504)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	132,189,055

Net assets	$8,567,774,174

Class IA
Net asset value, offering and redemption price per share, $83,881,721 / 8,367,401 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

Class IB
Net asset value, offering and redemption price per share, $2,197,851,874 / 218,873,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

Class K
Net asset value, offering and redemption price per share, $6,286,040,579 / 626,345,208 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$88,181,619
Dividends	2,555,359

Total income	90,736,978

EXPENSES
Investment management fees	14,689,960
Administrative fees	4,306,704
Distribution fees – Class IB	2,782,475
Printing and mailing expenses	221,325
Distribution fees – Class IA	107,745
Trustees’ fees	97,954
Custodian fees	82,816
Professional fees	77,232
Miscellaneous	136,083

Total expenses	22,502,294

NET INVESTMENT INCOME (LOSS)	68,234,684

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	8,009,465

Change in unrealized appreciation (depreciation) on:
Investments	(24,082,654)
Foreign currency translations	(35)

Net change in unrealized appreciation (depreciation)	(24,082,689)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,073,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,161,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$68,234,684	$128,002,607
Net realized gain (loss) on investments	8,009,465	20,494,408
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(24,082,689)	63,833,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,161,460	212,330,133

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,167,788)
Class IB	—	(29,756,465)
Class K	—	(97,450,526)

TOTAL DIVIDENDS:	—	(128,374,779)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 146,464 and 413,983 shares, respectively ]	1,474,462	4,150,065
Capital shares issued in reinvestment of dividends [ 0 and 117,237 shares, respectively ]	—	1,167,788
Capital shares repurchased [ (649,057) and (1,268,629) shares, respectively ]	(6,527,751)	(12,707,307)

Total Class IA transactions	(5,053,289)	(7,389,454)

Class IB
Capital shares sold [ 7,154,242 and 14,419,790 shares, respectively ]	72,177,512	144,718,352
Capital shares issued in reinvestment of dividends [ 0 and 2,982,331 shares, respectively ]	—	29,756,465
Capital shares repurchased [ (13,671,255) and (35,085,491) shares, respectively ]	(137,748,173)	(352,382,745)

Total Class IB transactions	(65,570,661)	(177,907,928)

Class K
Capital shares sold [ 26,829,766 and 90,503,819 shares, respectively ]	270,044,377	908,100,698
Capital shares sold in-kind (Note 9)[ 0 and 31,273,561 shares, respectively ]	—	311,985,709
Capital shares issued in reinvestment of dividends [ 0 and 9,785,357 shares, respectively ]	—	97,450,526
Capital shares repurchased [ (24,532,281) and (58,621,279) shares, respectively ]	(246,911,570)	(588,725,443)

Total Class K transactions	23,132,807	728,811,490

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,491,143)	543,514,108

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,670,317	627,469,462
NET ASSETS:
Beginning of period	8,563,103,857	7,935,634,395

End of period (a)	$8,567,774,174	$8,563,103,857

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$68,234,684	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.97	$9.87	$10.15	$9.98	$9.71	$9.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.13	0.15	0.21	0.28
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(0.02)	0.09	(0.29)	0.17	0.28	0.28

Total from investment operations	0.05	0.23	(0.16)	0.32	0.49	0.56

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.15)	(0.22)	(0.24)

Net asset value, end of period	$10.02	$9.97	$9.87	$10.15	$9.98	$9.71

Total return (b)	0.50%	2.36%	(1.59)%	3.20%	5.01%	6.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,882	$88,462	$94,808	$116,262	$127,549	$5,775,848
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%	0.72%	0.72%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.42%	1.35%	1.31%	1.48%	2.11%	2.85%
Portfolio turnover rate (z)^	11%	24%	33%	32%	79%	83%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.99	$9.88	$10.17	$10.00	$9.72	$9.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.13	0.15	0.17	0.26
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(0.02)	0.10	(0.30)	0.17	0.30	0.28

Total from investment operations	0.05	0.24	(0.17)	0.32	0.47	0.54

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.15)	(0.19)	(0.22)

Net asset value, end of period	$10.04	$9.99	$9.88	$10.17	$10.00	$9.72

Total return (b)	0.50%	2.46%	(1.69)%	3.20%	4.85%	5.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,197,852	$2,251,635	$2,402,741	$1,485,443	$1,355,385	$1,308,869
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.42%	1.35%	1.30%	1.47%	1.73%	2.64%
Portfolio turnover rate (z)^	11%	24%	33%	32%	79%	83%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.97	$9.87	$10.15	$9.98	$10.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	0.10	(0.30)	0.17	0.02

Total from investment operations	0.07	0.26	(0.14)	0.35	0.08

Less distributions:
Dividends from net investment income	—	(0.16)	(0.14)	(0.18)	(0.22)

Net asset value, end of period	$10.04	$9.97	$9.87	$10.15	$9.98

Total return (b)	0.70%	2.62%	(1.34)%	3.46%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,286,041	$6,223,006	$5,438,085	$4,958,865	$5,256,236
Ratio of expenses to average net assets (a)(f)	0.46%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.67%	1.60%	1.56%	1.72%	1.74%
Portfolio turnover rate (z)^	11%	24%	33%	32%	79%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Exchange Traded Funds	$ 19,138,645	48.8%
Investment Companies	6,156,505	15.7
Financials	2,853,174	7.3
Industrials	2,111,082	5.4
Information Technology	1,715,297	4.4
Materials	1,339,983	3.4
Consumer Staples	932,118	2.4
Consumer Discretionary	655,056	1.7
Energy	642,054	1.6
Health Care	339,012	0.9
Telecommunication Services	168,233	0.4
Cash and Other	3,150,297	8.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,006.60	$6.20
Hypothetical (5% average return before expenses)	1,000.00	1,018.62	6.23
Class K
Actual	1,000.00	1,007.70	4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.86	4.99

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (3.5%)
Banco Bradesco S.A. (ADR)	22,344	$204,671
Cielo S.A.	29,860	422,099
Embraer S.A.	31,100	235,268
Itau Unibanco Holding S.A. (Preference) (ADR) (q)	18,950	207,502
Natura Cosmeticos S.A.	7,700	68,924
Petroleo Brasileiro S.A. (ADR)*	11,773	106,546
Qualicorp S.A.	17,700	111,525

		1,356,535

China (8.5%)
Anhui Conch Cement Co., Ltd., Class H	83,500	293,000
China BlueChemical Ltd., Class H	514,000	187,655
China Oilfield Services Ltd., Class H	170,000	271,068
China Petroleum & Chemical Corp., Class H	306,400	264,440
China Shipping Container Lines Co., Ltd., Class H*	949,000	370,954
Dongfeng Motor Group Co., Ltd., Class H	120,000	161,000
Great Wall Motor Co., Ltd., Class H†	60,500	296,586
Industrial & Commercial Bank of China Ltd., Class H	361,000	286,879
Jiangxi Copper Co., Ltd., Class H	201,000	335,538
Mindray Medical International Ltd. (ADR)	7,982	227,487
Weichai Power Co., Ltd., Class H	117,000	390,174
Zhejiang Expressway Co., Ltd., Class H	186,000	258,188

		3,342,969

Colombia (0.6%)
Bancolombia S.A. (ADR)	5,489	236,027

Czech Republic (0.6%)
Komercni Banka A/S	1,093	242,294

Hong Kong (0.8%)
Orient Overseas International Ltd.	58,500	299,234

India (1.4%)
HDFC Bank Ltd. (ADR)	5,099	308,642
ICICI Bank Ltd. (ADR)	24,468	254,957

		563,599

Indonesia (1.0%)
PT Bank Rakyat Indonesia (Persero) Tbk	257,800	200,130
PT Indofood Sukses Makmur Tbk	373,100	183,996

		384,126

Malaysia (0.4%)
AMMB Holdings Bhd	95,700	152,948

Mexico (0.9%)
Controladora Comercial Mexicana S.A.B. de C.V.	117,500	369,377

South Africa (1.4%)
African Rainbow Minerals Ltd.	10,109	68,742
Anglo American Platinum Ltd.*	1,492	33,630
Impala Platinum Holdings Ltd.*	14,876	66,395
Investec Ltd.	40,248	362,417

		531,184

South Korea (4.0%)
CJ Corp.	2,100	557,264
Hyundai Mobis Co., Ltd.	1,039	197,470
KT Corp.*	6,596	168,233
POSCO	1,043	209,451
Samsung Electronics Co., Ltd.	381	433,106

		1,565,524

Taiwan (3.0%)
Advanced Semiconductor Engineering, Inc.	329,000	445,711
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	414,381
Uni-President Enterprises Corp.	174,760	309,821

		1,169,913

Thailand (0.8%)
Kasikornbank PCL	31,700	177,386
PTT Global Chemical PCL	71,000	145,572

		322,958

Turkey (0.6%)
Akbank TAS	47,195	136,473
Turkiye Garanti Bankasi A/S	26,560	82,848

		219,321

Total Common Stocks (27.5%) (Cost $11,841,242)		10,756,009

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.8%)
iShares® Core MSCI Emerging Markets ETF	133,394	6,408,248
iShares® MSCI Emerging Markets ETF	160,829	6,372,045
Vanguard FTSE Emerging Markets ETF	155,537	6,358,352

Total Investment Companies (48.8%) (Cost $19,956,318)		19,138,645

SHORT-TERM INVESTMENT:
Investment Company (15.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,156,505	6,156,505

Total Short-Term Investments (15.7%) (Cost $6,156,505)		6,156,505

Total Investments (92.0%) (Cost $37,954,065)		36,051,159
Other Assets Less Liabilities (8.0%)		3,150,297

Net Assets (100%)		$39,201,456

*	Non-income producing.
†	Security (totaling $296,586 or 0.8% of net assets) held at fair value by management.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index	180	September-15	$8,712,062	$8,634,600	$(77,462)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$358,470	$296,586	$655,056
Consumer Staples	438,301	493,817	—	932,118
Energy	106,546	535,508	—	642,054
Financials	1,211,799	1,641,375	—	2,853,174
Health Care	339,012	—	—	339,012
Industrials	235,268	1,875,814	—	2,111,082
Information Technology	422,099	1,293,198	—	1,715,297
Materials	—	1,339,983	—	1,339,983
Telecommunication Services	—	168,233	—	168,233
Investment Companies
Exchange Traded Funds (ETFs)	19,138,645	—	—	19,138,645
Short-Term Investments	6,156,505	—	—	6,156,505

Total Assets	$28,048,175	$7,706,398	$296,586	$36,051,159

Liabilities:
Futures	$(77,462)	$—	$—	$(77,462)

Total Liabilities	$(77,462)	$—	$—	$(77,462)

Total	$27,970,713	$7,706,398	$296,586	$35,973,697

(a)	Securities with a market value of $837,816 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.
(b)	A security with a market value of $296,586 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(77,462	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$785	$785
Equity contracts	524,794	—	524,794

Total	$524,794	$785	$525,579

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(59)	$(59)
Equity contracts	(209,705)	—	(209,705)

Total	$(209,705)	$(59)	$(209,764)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $8,000 for one month and futures contracts with an average notional balance of approximately $9,619,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,165,967
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,358,139

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$921,514
Aggregate gross unrealized depreciation	(2,826,271)

Net unrealized depreciation	$(1,904,757)

Federal income tax cost of investments	$37,955,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $37,954,065)	$36,051,159
Cash	2,229,000
Foreign cash (Cost $25,129)	25,129
Cash held as collateral at broker	630,000
Dividends, interest and other receivables	219,611
Due from broker for futures variation margin	126,000
Receivable from Separate Accounts for Trust shares sold	62,761
Other assets	1,077

Total assets	39,344,737

LIABILITIES
Payable for securities purchased	57,545
Investment management fees payable	16,210
Payable to Separate Accounts for Trust shares redeemed	11,417
Administrative fees payable	4,010
Distribution fees payable – Class IB	1,419
Trustees’ fees payable	106
Accrued expenses	52,574

Total liabilities	143,281

NET ASSETS	$39,201,456

Net assets were comprised of:
Paid in capital	$41,409,729
Accumulated undistributed net investment income (loss)	137,182
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(364,865)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,980,590)

Net assets	$39,201,456

Class IB
Net asset value, offering and redemption price per share, $6,877,659 / 754,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

Class K
Net asset value, offering and redemption price per share, $32,323,797 / 3,544,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,056 foreign withholding tax)	$349,260
Interest	4,095

Total income	353,355

EXPENSES
Investment management fees	152,826
Custodian fees	34,711
Administrative fees	26,988
Professional fees	26,020
Distribution fees – Class IB	11,555
Trustees’ fees	1,773
Printing and mailing expenses	1,142
Miscellaneous	6,135

Gross expenses	261,150
Less: Waiver from investment manager	(32,137)

Net expenses	229,013

NET INVESTMENT INCOME (LOSS)	124,342

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(211,117)
Futures	524,794
Foreign currency transactions	(2,641)

Net realized gain (loss)	311,036

Change in unrealized appreciation (depreciation) on:
Investments	694,944
Futures	(209,705)
Foreign currency translations	(262)

Net change in unrealized appreciation (depreciation)	484,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	796,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$920,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$124,342	$361,006
Net realized gain (loss) on investments, futures and foreign currency transactions	311,036	(460,614)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	484,977	(1,476,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	920,355	(1,576,323)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(60,986)
Class K	—	(287,511)

	—	(348,497)

Distributions from net realized capital gains
Class IB	—	(31,032)
Class K	—	(100,358)

	—	(131,390)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(479,887)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 287,063 and 727,601 shares, respectively ]	2,696,817	6,926,498
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,314 shares, respectively ]	—	92,018
Capital shares repurchased [ (753,933) and (327,815) shares, respectively ]	(7,283,627)	(3,132,998)

Total Class IB transactions	(4,586,810)	3,885,518

Class K
Capital shares sold [ 432,629 and 2,544,185 shares, respectively ]	4,128,358	24,155,392
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,482 shares, respectively ]	—	387,869
Capital shares repurchased [ (818,962) and (241,224) shares, respectively ]	(7,914,385)	(2,316,737)

Total Class K transactions	(3,786,027)	22,226,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,372,837)	26,112,042

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,452,482)	24,055,832
NET ASSETS:
Beginning of period	46,653,938	22,598,106

End of period (a)	$39,201,456	$46,653,938

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$137,182	$12,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.05	(0.36)	(0.55)

Total from investment operations	0.06	(0.30)	(0.51)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)
Distributions from net realized gains	—	(0.03)	—
Return of capital	—	—	(0.01)

Total dividends and distributions	—	(0.08)	(0.06)

Net asset value, end of period	$9.11	$9.05	$9.43

Total return (b)	0.66%	(3.20)%	(5.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,878	$11,062	$7,654
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%	1.25%
Before waivers (a)(f)	1.39%	1.52%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.18%	0.60%	0.48	%(l)
Before waivers (a)(f)	0.04%	0.33%	(0.38	)%(l)
Portfolio turnover rate (z)^	9%	4%	9%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.10	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.04	(0.38)	(0.56)

Total from investment operations	0.07	(0.28)	(0.50)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)
Distributions from net realized gains	—	(0.03)	—
Return of capital	—	—	(0.01)

Total dividends and distributions	—	(0.10)	(0.07)

Net asset value, end of period	$9.12	$9.05	$9.43

Total return (b)	0.77%	(2.95)%	(4.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,324	$35,592	$14,944
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.14%	1.25%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.67%	0.99%	0.74	%(l)
Before waivers (a)(f)	0.52%	0.74%	(0.12	)%(l)
Portfolio turnover rate (z)^	9%	4%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	19.5%
Financials	16.5
Health Care	15.3
Consumer Discretionary	12.7
Industrials	10.1
Consumer Staples	9.3
Energy	7.8
Materials	3.1
Utilities	2.8
Telecommunication Services	2.2
Investment Companies	0.5
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,009.30	$3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.75	3.08
Class IB
Actual	1,000.00	1,009.40	3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.75	3.08
Class K
Actual	1,000.00	1,009.90	1.81
Hypothetical (5% average return before expenses)	1,000.00	1,022.99	1.82

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.61%, 0.61% and 0.36%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.4%)
BorgWarner, Inc.	54,470	$3,096,075
Delphi Automotive plc	69,836	5,942,345
Goodyear Tire & Rubber Co.	64,800	1,953,720
Johnson Controls, Inc.	158,200	7,835,646

		18,827,786

Automobiles (0.6%)
Ford Motor Co.	952,098	14,290,991
General Motors Co.	325,494	10,848,715
Harley-Davidson, Inc.	50,850	2,865,398

		28,005,104

Distributors (0.1%)
Genuine Parts Co.	36,710	3,286,646

Diversified Consumer Services (0.0%)
H&R Block, Inc.	66,200	1,962,830

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	108,400	5,353,876
Chipotle Mexican Grill, Inc.*	7,501	4,538,030
Darden Restaurants, Inc.	29,850	2,121,738
Marriott International, Inc., Class A	49,877	3,710,350
McDonald’s Corp.	231,350	21,994,445
Royal Caribbean Cruises Ltd.	39,673	3,121,868
Starbucks Corp.	360,900	19,349,654
Starwood Hotels & Resorts Worldwide, Inc.	41,350	3,353,072
Wyndham Worldwide Corp.	28,995	2,374,980
Wynn Resorts Ltd.	19,529	1,926,926
Yum! Brands, Inc.	104,230	9,389,038

		77,233,977

Household Durables (0.4%)
D.R. Horton, Inc.	80,000	2,188,800
Garmin Ltd.	29,060	1,276,606
Harman International Industries, Inc.	16,550	1,968,457
Leggett & Platt, Inc.	33,200	1,616,176
Lennar Corp., Class A	42,950	2,192,168
Mohawk Industries, Inc.*	15,000	2,863,500
Newell Rubbermaid, Inc.	65,226	2,681,441
PulteGroup, Inc.	79,707	1,606,096
Whirlpool Corp.	18,816	3,256,109

		19,649,353

Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	91,680	39,797,371
Expedia, Inc.	23,839	2,606,795
Netflix, Inc.*	14,560	9,565,046
Priceline Group, Inc.*	12,556	14,456,602
TripAdvisor, Inc.*	26,809	2,336,136

		68,761,950

Leisure Products (0.1%)
Hasbro, Inc.	26,908	2,012,449
Mattel, Inc.	81,400	2,091,166

		4,103,615

Media (3.7%)
Cablevision Systems Corp. – New York Group, Class A	52,700	1,261,638
CBS Corp. (Non-Voting), Class B	110,100	6,110,550
Comcast Corp., Class A	611,600	36,781,624
DIRECTV*	121,010	11,228,518
Discovery Communications, Inc., Class A*	35,766	1,189,577
Discovery Communications, Inc., Class C*	64,966	2,019,143
Gannett Co., Inc.*	27,250	381,227
Interpublic Group of Cos., Inc.	99,226	1,912,085
News Corp., Class A*	120,150	1,752,989
Omnicom Group, Inc.	59,350	4,124,232
Scripps Networks Interactive, Inc., Class A	23,461	1,533,646
TEGNA, Inc.	54,500	1,747,815
Time Warner Cable, Inc.	67,597	12,043,757
Time Warner, Inc.	199,900	17,473,259
Twenty-First Century Fox, Inc., Class A	440,000	14,319,800
Viacom, Inc., Class B	87,900	5,681,856
Walt Disney Co.	376,302	42,951,110

		162,512,826

Multiline Retail (0.8%)
Dollar General Corp.	73,050	5,678,907
Dollar Tree, Inc.*	49,460	3,906,846
Family Dollar Stores, Inc.	23,090	1,819,723
Kohl’s Corp.	48,620	3,044,098
Macy’s, Inc.	81,922	5,527,277
Nordstrom, Inc.	33,870	2,523,315
Target Corp.	153,270	12,511,430

		35,011,596

Specialty Retail (2.4%)
AutoNation, Inc.*	18,019	1,134,837
AutoZone, Inc.*	7,730	5,155,137
Bed Bath & Beyond, Inc.*	44,700	3,083,406
Best Buy Co., Inc.	69,975	2,281,885
CarMax, Inc.*	50,556	3,347,313
GameStop Corp., Class A	26,073	1,120,096
Gap, Inc.	63,755	2,433,528
Home Depot, Inc.	317,168	35,246,880
L Brands, Inc.	59,217	5,076,674
Lowe’s Cos., Inc.	234,130	15,679,686
O’Reilly Automotive, Inc.*	24,534	5,544,193
Ross Stores, Inc.	99,740	4,848,361
Staples, Inc.	154,145	2,359,960
Tiffany & Co.	27,060	2,484,108
TJX Cos., Inc.	164,300	10,871,731
Tractor Supply Co.	32,815	2,951,381
Urban Outfitters, Inc.*	24,078	842,730

		104,461,906

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	66,300	2,294,643
Fossil Group, Inc.*	10,632	737,436
Hanesbrands, Inc.	96,403	3,212,148
Michael Kors Holdings Ltd.*	48,268	2,031,600
NIKE, Inc., Class B	168,450	18,195,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

PVH Corp.	19,856	$2,287,411
Ralph Lauren Corp.	14,500	1,919,220
Under Armour, Inc., Class A*	40,116	3,347,279
VF Corp.	82,350	5,743,089

		39,768,795

Total Consumer Discretionary		563,586,384

Consumer Staples (9.3%)
Beverages (2.1%)
Brown-Forman Corp., Class B	37,475	3,754,245
Coca-Cola Co.	945,716	37,100,439
Coca-Cola Enterprises, Inc.	52,150	2,265,396
Constellation Brands, Inc., Class A	40,550	4,704,611
Dr. Pepper Snapple Group, Inc.	46,475	3,388,027
Molson Coors Brewing Co., Class B	38,450	2,684,195
Monster Beverage Corp.*	35,190	4,716,164
PepsiCo, Inc.	356,803	33,303,992

		91,917,069

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	105,950	14,309,607
CVS Health Corp.	270,845	28,406,223
Kroger Co.	118,200	8,570,682
Sysco Corp.	142,500	5,144,250
Walgreens Boots Alliance, Inc.	209,850	17,719,734
Wal-Mart Stores, Inc.	380,118	26,961,770
Whole Foods Market, Inc.	86,750	3,421,420

		104,533,686

Food Products (1.7%)
Archer-Daniels-Midland Co.	152,566	7,356,733
Campbell Soup Co.	42,700	2,034,655
ConAgra Foods, Inc.	102,450	4,479,114
General Mills, Inc.	145,300	8,096,116
Hershey Co.	35,600	3,162,348
Hormel Foods Corp.	32,358	1,824,020
J.M. Smucker Co.	23,547	2,552,730
Kellogg Co.	60,900	3,818,430
Keurig Green Mountain, Inc.	29,169	2,235,220
Kraft Foods Group, Inc.	141,527	12,049,609
McCormick & Co., Inc. (Non-Voting)	30,850	2,497,308
Mead Johnson Nutrition Co.	48,650	4,389,203
Mondelez International, Inc., Class A	396,931	16,329,741
Tyson Foods, Inc., Class A	70,250	2,994,758

		73,819,985

Household Products (1.7%)
Clorox Co.	31,550	3,281,831
Colgate-Palmolive Co.	205,150	13,418,862
Kimberly-Clark Corp.	87,994	9,324,724
Procter & Gamble Co.	649,955	50,852,479

		76,877,896

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	53,650	4,649,309

Tobacco (1.4%)
Altria Group, Inc.	473,900	23,178,449
Philip Morris International, Inc.	372,350	29,851,299
Reynolds American, Inc.	99,363	7,418,433

		60,448,181

Total Consumer Staples		412,246,126

Energy (7.8%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	104,557	6,451,167
Cameron International Corp.*	46,624	2,441,699
Diamond Offshore Drilling, Inc.	16,097	415,464
Ensco plc, Class A	56,320	1,254,246
FMC Technologies, Inc.*	55,660	2,309,333
Halliburton Co.	204,450	8,805,662
Helmerich & Payne, Inc.	25,869	1,821,695
National Oilwell Varco, Inc.	98,597	4,760,263
Noble Corp. plc	58,180	895,390
Schlumberger Ltd.	306,938	26,454,986
Transocean Ltd.	81,902	1,320,260

		56,930,165

Oil, Gas & Consumable Fuels (6.5%)
Anadarko Petroleum Corp.	121,894	9,515,046
Apache Corp.	90,680	5,225,888
Cabot Oil & Gas Corp.	99,436	3,136,211
Chesapeake Energy Corp.	124,500	1,390,665
Chevron Corp.	452,484	43,651,131
Cimarex Energy Co.	21,052	2,322,246
ConocoPhillips Co.	296,384	18,200,941
CONSOL Energy, Inc.	55,350	1,203,309
Devon Energy Corp.	93,000	5,532,570
EOG Resources, Inc.	132,000	11,556,600
EQT Corp.	36,517	2,970,293
Exxon Mobil Corp.#	1,009,580	83,997,056
Hess Corp.	58,450	3,909,136
Kinder Morgan, Inc.	410,116	15,744,353
Marathon Oil Corp.	162,414	4,310,468
Marathon Petroleum Corp.	131,414	6,874,266
Murphy Oil Corp.	40,150	1,669,035
Newfield Exploration Co.*	38,600	1,394,232
Noble Energy, Inc.	93,006	3,969,496
Occidental Petroleum Corp.	185,450	14,422,447
ONEOK, Inc.	50,114	1,978,501
Phillips 66	130,842	10,540,632
Pioneer Natural Resources Co.	35,829	4,969,124
Range Resources Corp.	39,919	1,971,200
Southwestern Energy Co.*	92,443	2,101,229
Spectra Energy Corp.	161,456	5,263,466
Tesoro Corp.	30,104	2,541,079
Valero Energy Corp.	123,885	7,755,201
Williams Cos., Inc.	161,950	9,294,311

		287,410,132

Total Energy		344,340,297

Financials (16.5%)
Banks (6.2%)
Bank of America Corp.	2,531,821	43,091,594
BB&T Corp.	173,400	6,989,754
Citigroup, Inc.	730,100	40,330,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Comerica, Inc.	42,850	$2,199,062
Fifth Third Bancorp	196,017	4,081,074
Huntington Bancshares, Inc./Ohio	194,888	2,204,183
JPMorgan Chase & Co.	897,291	60,800,438
KeyCorp	205,800	3,091,116
M&T Bank Corp.	32,000	3,997,760
People’s United Financial, Inc.	74,143	1,201,858
PNC Financial Services Group, Inc.	125,279	11,982,936
Regions Financial Corp.	323,152	3,347,855
SunTrust Banks, Inc./Georgia	126,200	5,429,124
U.S. Bancorp/Minnesota	428,645	18,603,193
Wells Fargo & Co.	1,128,403	63,461,385
Zions Bancorp	48,750	1,547,081

		272,359,137

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	13,211	2,887,925
Ameriprise Financial, Inc.	43,907	5,485,302
Bank of New York Mellon Corp.	268,019	11,248,757
BlackRock, Inc.	30,614	10,591,832
Charles Schwab Corp.	277,655	9,065,436
E*TRADE Financial Corp.*	69,440	2,079,728
Franklin Resources, Inc.	94,201	4,618,675
Goldman Sachs Group, Inc.	97,492	20,355,355
Invesco Ltd.	103,301	3,872,754
Legg Mason, Inc.	23,863	1,229,660
Morgan Stanley	371,013	14,391,594
Northern Trust Corp.	52,800	4,037,088
State Street Corp.	99,220	7,639,940
T. Rowe Price Group, Inc.	62,786	4,880,356

		102,384,402

Consumer Finance (0.8%)
American Express Co.	210,910	16,391,925
Capital One Financial Corp.	132,794	11,681,888
Discover Financial Services	107,621	6,201,122
Navient Corp.	96,542	1,758,030

		36,032,965

Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	438,982	59,749,840
CME Group, Inc./Illinois	76,315	7,101,874
Intercontinental Exchange, Inc.	27,016	6,041,048
Leucadia National Corp.	75,842	1,841,444
McGraw Hill Financial, Inc.	65,850	6,614,632
Moody’s Corp.	42,776	4,618,097
NASDAQ OMX Group, Inc.	28,373	1,384,886

		87,351,821

Insurance (2.7%)
ACE Ltd.	78,827	8,015,129
Aflac, Inc.	105,600	6,568,320
Allstate Corp.	100,176	6,498,417
American International Group, Inc.	330,249	20,415,993
Aon plc	67,475	6,725,908
Assurant, Inc.	16,530	1,107,510

Chubb Corp.	55,600	5,289,784
Cincinnati Financial Corp.	35,513	1,782,042
Genworth Financial, Inc., Class A*	119,520	904,766
Hartford Financial Services Group, Inc.	101,250	4,208,963
Lincoln National Corp.	61,678	3,652,571
Loews Corp.	71,797	2,764,903
Marsh & McLennan Cos., Inc.	129,650	7,351,155
MetLife, Inc.	268,899	15,055,655
Principal Financial Group, Inc.	65,800	3,374,882
Progressive Corp.	128,900	3,587,287
Prudential Financial, Inc.	109,300	9,565,936
Torchmark Corp.	30,562	1,779,320
Travelers Cos., Inc.	77,374	7,478,971
Unum Group	60,420	2,160,015
XL Group plc	72,650	2,702,580

		120,990,107

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	101,742	9,491,511
Apartment Investment & Management Co. (REIT), Class A	37,533	1,386,094
AvalonBay Communities, Inc. (REIT)	31,814	5,086,104
Boston Properties, Inc. (REIT)	36,930	4,470,007
Crown Castle International Corp. (REIT)	80,360	6,452,908
Equinix, Inc. (REIT)	13,623	3,460,242
Equity Residential (REIT)	87,580	6,145,489
Essex Property Trust, Inc. (REIT)	15,657	3,327,112
General Growth Properties, Inc. (REIT)	151,154	3,878,612
HCP, Inc. (REIT)	110,858	4,042,991
Health Care REIT, Inc. (REIT)	84,133	5,521,649
Host Hotels & Resorts, Inc. (REIT)	182,289	3,614,791
Iron Mountain, Inc. (REIT)	44,984	1,394,504
Kimco Realty Corp. (REIT)	99,230	2,236,644
Macerich Co. (REIT)	33,840	2,524,464
Plum Creek Timber Co., Inc. (REIT)	42,370	1,718,951
Prologis, Inc. (REIT)	123,222	4,571,536
Public Storage (REIT)	35,010	6,454,794
Realty Income Corp. (REIT)	54,131	2,402,875
Simon Property Group, Inc. (REIT)	74,825	12,946,221
SL Green Realty Corp. (REIT)	23,740	2,608,789
Ventas, Inc. (REIT)	79,566	4,940,253
Vornado Realty Trust (REIT)	42,105	3,997,028
Weyerhaeuser Co. (REIT)	126,329	3,979,363

		106,652,932

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	67,230	2,487,510

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	115,764	1,143,748

Total Financials		729,402,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (15.3%)
Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.*	48,700	$8,803,499
Amgen, Inc.	182,630	28,037,358
Biogen, Inc.*	56,539	22,838,364
Celgene Corp.*	192,700	22,302,134
Gilead Sciences, Inc.	358,450	41,967,326
Regeneron Pharmaceuticals, Inc.*	17,834	9,097,658
Vertex Pharmaceuticals, Inc.*	58,233	7,190,611

		140,236,950

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	363,150	17,823,402
Baxter International, Inc.	130,550	9,129,361
Becton, Dickinson and Co.	50,229	7,114,938
Boston Scientific Corp.*	320,156	5,666,761
C.R. Bard, Inc.	17,900	3,055,530
DENTSPLY International, Inc.	33,780	1,741,359
Edwards Lifesciences Corp.*	25,929	3,693,067
Intuitive Surgical, Inc.*	8,863	4,294,124
Medtronic plc	343,002	25,416,448
St. Jude Medical, Inc.	67,672	4,944,793
Stryker Corp.	72,000	6,881,040
Varian Medical Systems, Inc.*	24,088	2,031,341
Zimmer Biomet Holdings, Inc.	40,850	4,462,046

		96,254,210

Health Care Providers & Services (2.9%)
Aetna, Inc.	84,678	10,793,058
AmerisourceBergen Corp.	50,250	5,343,585
Anthem, Inc.	64,250	10,545,995
Cardinal Health, Inc.	79,425	6,643,901
Cigna Corp.	62,250	10,084,500
DaVita HealthCare Partners, Inc.*	41,538	3,301,025
Express Scripts Holding Co.*	174,955	15,560,498
HCA Holdings, Inc.*	70,880	6,430,233
Henry Schein, Inc.*	20,166	2,865,992
Humana, Inc.	36,000	6,886,080
Laboratory Corp. of America Holdings*	24,150	2,927,463
McKesson Corp.	56,031	12,596,329
Patterson Cos., Inc.	20,600	1,002,190
Quest Diagnostics, Inc.	34,750	2,520,070
Tenet Healthcare Corp.*	23,625	1,367,415
UnitedHealth Group, Inc.	229,500	27,999,000
Universal Health Services, Inc., Class B	21,950	3,119,095

		129,986,429

Health Care Technology (0.1%)
Cerner Corp.*	73,342	5,064,999

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	80,773	3,116,223
PerkinElmer, Inc.	27,150	1,429,176
Thermo Fisher Scientific, Inc.	95,500	12,392,080
Waters Corp.*	20,000	2,567,600

		19,505,079

Pharmaceuticals (6.4%)
AbbVie, Inc.	417,427	28,046,920
Allergan plc*	94,016	28,530,095
Bristol-Myers Squibb Co.	400,023	26,617,531
Eli Lilly & Co.	235,360	19,650,206
Endo International plc*	42,668	3,398,506
Hospira, Inc.*	41,210	3,655,739
Johnson & Johnson	669,260	65,226,080
Mallinckrodt plc*	28,076	3,305,107
Merck & Co., Inc.	683,117	38,889,851
Mylan N.V.*	97,850	6,640,101
Perrigo Co. plc	33,939	6,272,945
Pfizer, Inc.	1,475,090	49,459,768
Zoetis, Inc.	120,524	5,811,667

		285,504,516

Total Health Care		676,552,183

Industrials (10.1%)
Aerospace & Defense (2.6%)
Boeing Co.	157,724	21,879,473
General Dynamics Corp.	75,900	10,754,271
Honeywell International, Inc.	188,362	19,207,273
L-3 Communications Holdings, Inc.	19,850	2,250,593
Lockheed Martin Corp.	64,608	12,010,627
Northrop Grumman Corp.	47,820	7,585,687
Precision Castparts Corp.	34,150	6,825,560
Raytheon Co.	74,000	7,080,320
Rockwell Collins, Inc.	31,950	2,950,583
Textron, Inc.	66,600	2,972,358
United Technologies Corp.	198,850	22,058,431

		115,575,176

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	35,202	2,196,253
Expeditors International of Washington, Inc.	46,148	2,127,653
FedEx Corp.	63,460	10,813,584
United Parcel Service, Inc., Class B	167,300	16,213,043

		31,350,533

Airlines (0.5%)
American Airlines Group, Inc.	172,563	6,891,303
Delta Air Lines, Inc.	198,373	8,149,163
Southwest Airlines Co.	162,618	5,381,030

		20,421,496

Building Products (0.1%)
Allegion plc	23,038	1,385,505
Masco Corp.	84,100	2,242,947

		3,628,452

Commercial Services & Supplies (0.4%)
ADT Corp.	41,118	1,380,331
Cintas Corp.	23,400	1,979,406
Pitney Bowes, Inc.	48,450	1,008,244
Republic Services, Inc.	60,251	2,360,032
Stericycle, Inc.*	20,415	2,733,773
Tyco International plc	101,036	3,887,865
Waste Management, Inc.	102,756	4,762,741

		18,112,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.1%)
Fluor Corp.	35,550	$1,884,505
Jacobs Engineering Group, Inc.*	30,814	1,251,665
Quanta Services, Inc.*	50,800	1,464,056

		4,600,226

Electrical Equipment (0.5%)
AMETEK, Inc.	57,948	3,174,392
Eaton Corp. plc	114,225	7,709,045
Emerson Electric Co.	164,900	9,140,407
Rockwell Automation, Inc.	32,600	4,063,264

		24,087,108

Industrial Conglomerates (2.4%)
3M Co.	152,750	23,569,325
Danaher Corp.	147,750	12,645,923
General Electric Co.	2,422,333	64,361,388
Roper Technologies, Inc.	24,205	4,174,394

		104,751,030

Machinery (1.5%)
Caterpillar, Inc.	145,900	12,375,238
Cummins, Inc.	40,550	5,319,755
Deere & Co.	81,700	7,928,985
Dover Corp.	39,200	2,751,056
Flowserve Corp.	32,341	1,703,077
Illinois Tool Works, Inc.	83,995	7,709,901
Ingersoll-Rand plc	63,315	4,268,697
Joy Global, Inc.	23,350	845,270
PACCAR, Inc.	85,300	5,442,993
Pall Corp.	25,700	3,198,365
Parker-Hannifin Corp.	34,300	3,990,119
Pentair plc	43,858	3,015,237
Snap-on, Inc.	14,000	2,229,500
Stanley Black & Decker, Inc.	37,846	3,982,913
Xylem, Inc.	43,800	1,623,666

		66,384,772

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,706	1,062,132
Equifax, Inc.	28,750	2,791,338
Nielsen N.V.	75,921	3,398,983
Robert Half International, Inc.	32,500	1,803,750

		9,056,203

Road & Rail (0.9%)
CSX Corp.	238,400	7,783,760
J.B. Hunt Transport Services, Inc.	22,340	1,833,891
Kansas City Southern	26,590	2,425,008
Norfolk Southern Corp.	74,000	6,464,640
Ryder System, Inc.	12,800	1,118,336
Union Pacific Corp.	212,100	20,227,977

		39,853,612

Trading Companies & Distributors (0.2%)
Fastenal Co.	65,416	2,759,247
United Rentals, Inc.*	23,250	2,037,165
W.W. Grainger, Inc.	14,450	3,419,592

		8,216,004

Total Industrials		446,037,004

Information Technology (19.5%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	1,228,550	33,735,983
F5 Networks, Inc.*	17,350	2,088,073
Harris Corp.	25,034	1,925,365
Juniper Networks, Inc.	87,090	2,261,727
Motorola Solutions, Inc.	45,824	2,627,548
QUALCOMM, Inc.	397,010	24,864,736

		67,503,432

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,632	4,326,417
Corning, Inc.	305,942	6,036,236
FLIR Systems, Inc.	33,607	1,035,768
TE Connectivity Ltd.	97,720	6,283,396

		17,681,817

Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	43,048	3,005,611
eBay, Inc.*	265,000	15,963,600
Facebook, Inc., Class A*	505,282	43,335,511
Google, Inc., Class A*	68,799	37,154,212
Google, Inc., Class C*	69,088	35,960,995
VeriSign, Inc.*	25,250	1,558,430
Yahoo!, Inc.*	209,527	8,232,316

		145,210,675

IT Services (3.4%)
Accenture plc, Class A	151,200	14,633,136
Alliance Data Systems Corp.*	15,100	4,408,294
Automatic Data Processing, Inc.	114,360	9,175,103
Cognizant Technology Solutions Corp., Class A*	146,650	8,958,849
Computer Sciences Corp.	33,900	2,225,196
Fidelity National Information Services, Inc.	68,549	4,236,328
Fiserv, Inc.*	57,400	4,754,442
International Business Machines Corp.	221,217	35,983,157
MasterCard, Inc., Class A	234,900	21,958,452
Paychex, Inc.	78,585	3,684,065
Teradata Corp.*	34,915	1,291,855
Total System Services, Inc.	39,585	1,653,465
Visa, Inc., Class A	466,872	31,350,455
Western Union Co.	125,479	2,550,988
Xerox Corp.	251,516	2,676,130

		149,539,915

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	72,350	3,704,320
Analog Devices, Inc.	75,000	4,813,875
Applied Materials, Inc.	295,700	5,683,354
Avago Technologies Ltd.	61,767	8,210,687
Broadcom Corp., Class A	131,100	6,750,339
First Solar, Inc.*	18,100	850,338
Intel Corp.	1,139,830	34,667,929
KLA-Tencor Corp.	39,100	2,197,811
Lam Research Corp.	38,338	3,118,796
Linear Technology Corp.	57,550	2,545,436
Microchip Technology, Inc.	48,386	2,294,706
Micron Technology, Inc.*	259,200	4,883,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

NVIDIA Corp.	124,250	$2,498,668
Qorvo, Inc.*	36,025	2,891,727
Skyworks Solutions, Inc.	45,947	4,783,083
Texas Instruments, Inc.	252,031	12,982,117
Xilinx, Inc.	62,850	2,775,456

		105,651,970

Software (3.7%)
Adobe Systems, Inc.*	114,530	9,278,075
Autodesk, Inc.*	54,480	2,728,086
CA, Inc.	76,645	2,244,932
Citrix Systems, Inc.*	38,400	2,694,144
Electronic Arts, Inc.*	74,830	4,976,195
Intuit, Inc.	66,600	6,711,282
Microsoft Corp.	1,974,423	87,170,776
Oracle Corp.	771,517	31,092,135
Red Hat, Inc.*	44,130	3,350,791
Salesforce.com, Inc.*	145,572	10,136,178
Symantec Corp.	164,200	3,817,650

		164,200,244

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	1,401,881	175,830,924
EMC Corp.	478,430	12,625,768
Hewlett-Packard Co.	437,419	13,126,944
NetApp, Inc.	74,980	2,366,369
SanDisk Corp.	51,280	2,985,522
Seagate Technology plc	78,990	3,752,025
Western Digital Corp.	52,270	4,099,013

		214,786,565

Total Information Technology		864,574,618

Materials (3.1%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	46,450	6,355,753
Airgas, Inc.	16,309	1,725,166
CF Industries Holdings, Inc.	57,975	3,726,633
Dow Chemical Co.	261,851	13,398,916
E.I. du Pont de Nemours & Co.	217,900	13,934,705
Eastman Chemical Co.	35,750	2,925,065
Ecolab, Inc.	64,841	7,331,572
FMC Corp.	32,060	1,684,753
International Flavors & Fragrances, Inc.	19,450	2,125,690
LyondellBasell Industries N.V., Class A	95,327	9,868,251
Monsanto Co.	116,298	12,396,204
Mosaic Co.	74,810	3,504,848
PPG Industries, Inc.	65,600	7,525,632
Praxair, Inc.	69,550	8,314,703
Sherwin-Williams Co.	19,400	5,335,388
Sigma-Aldrich Corp.	28,800	4,013,280

		104,166,559

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,923	2,111,754
Vulcan Materials Co.	31,750	2,664,777

		4,776,531

Containers & Packaging (0.2%)
Avery Dennison Corp.	21,700	1,322,398
Ball Corp.	33,000	2,314,950
MeadWestvaco Corp.	81,098	3,827,015
Owens-Illinois, Inc.*	39,432	904,570
Sealed Air Corp.	50,534	2,596,437

		10,965,370

Metals & Mining (0.3%)
Alcoa, Inc.	294,098	3,279,193
Allegheny Technologies, Inc.	26,050	786,710
Freeport-McMoRan, Inc.	250,188	4,658,500
Newmont Mining Corp.	120,050	2,804,368
Nucor Corp.	76,700	3,380,169

		14,908,940

Paper & Forest Products (0.1%)
International Paper Co.	101,735	4,841,569

Total Materials		139,658,969

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,249,145	44,369,631
CenturyLink, Inc.	136,290	4,004,200
Frontier Communications Corp.	241,180	1,193,841
Level 3 Communications, Inc.*	69,009	3,634,704
Verizon Communications, Inc.	1,000,036	46,611,678

Total Telecommunication Services		99,814,054

Utilities (2.8%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	117,780	6,238,807
Duke Energy Corp.	170,300	12,026,586
Edison International	78,350	4,354,693
Entergy Corp.	43,400	3,059,700
Eversource Energy	76,194	3,459,970
Exelon Corp.	206,920	6,501,426
FirstEnergy Corp.	101,332	3,298,357
NextEra Energy, Inc.	106,750	10,464,702
Pepco Holdings, Inc.	60,805	1,638,087
Pinnacle West Capital Corp.	26,550	1,510,429
PPL Corp.	160,438	4,728,108
Southern Co.	218,950	9,174,005
Xcel Energy, Inc.	121,695	3,916,145

		70,371,015

Gas Utilities (0.0%)
AGL Resources, Inc.	28,710	1,336,738

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	155,550	2,062,593
NRG Energy, Inc.	81,268	1,859,412
Talen Energy Corp.*	1	11

		3,922,016

Multi-Utilities (1.1%)
Ameren Corp.	58,300	2,196,744
CenterPoint Energy, Inc.	103,400	1,967,702
CMS Energy Corp.	66,200	2,107,808
Consolidated Edison, Inc.	70,450	4,077,646
Dominion Resources, Inc.	141,546	9,465,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

DTE Energy Co.	42,650	$3,183,396
NiSource, Inc.	76,059	3,467,530
PG&E Corp.	114,650	5,629,315
Public Service Enterprise Group, Inc.	121,750	4,782,340
SCANA Corp.	34,361	1,740,384
Sempra Energy	55,722	5,513,135
TECO Energy, Inc.	56,600	999,556
WEC Energy Group, Inc.	75,882	3,412,426

		48,543,163

Total Utilities		124,172,932

Total Common Stocks (99.3%) (Cost $2,461,816,824)		4,400,385,189

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	23,957,943	23,957,943

Total Short-Term Investments (0.5%) (Cost $23,957,943)		23,957,943

Total Investments (99.8%) (Cost $2,485,774,767)		4,424,343,132
Other Assets Less Liabilities (0.2%)		9,845,843

Net Assets (100%)		$4,434,188,975

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,726,400.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	251	September-15	$26,009,024	$25,782,720	$(226,304)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$563,586,384	$—	$—	$563,586,384
Consumer Staples	412,246,126	—	—	412,246,126
Energy	344,340,297	—	—	344,340,297
Financials	729,402,622	—	—	729,402,622
Health Care	676,552,183	—	—	676,552,183
Industrials	446,037,004	—	—	446,037,004
Information Technology	864,574,618	—	—	864,574,618
Materials	139,658,969	—	—	139,658,969
Telecommunication Services	99,814,054	—	—	99,814,054
Utilities	124,172,932	—	—	124,172,932
Short-Term Investments	23,957,943	—	—	23,957,943

Total Assets	$4,424,343,132	$—	$—	$4,424,343,132

Liabilities:
Futures	$(226,304)	$—	$—	$(226,304)

Total Liabilities	$(226,304)	$—	$—	$(226,304)

Total	$4,424,116,828	$—	$—	$4,424,116,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net Assets – Unrealized depreciation	$(226,304	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$1,995,881	$1,995,881

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(825,268)	$(825,268)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $32,849,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$131,293,769
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$138,895,013

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,074,757,433
Aggregate gross unrealized depreciation	(173,231,820)

Net unrealized appreciation	$1,901,525,613

Federal income tax cost of investments	$2,522,817,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $2,485,774,767)	$4,424,343,132
Cash	9,622,399
Receivable from Separate Accounts for Trust shares sold	5,342,432
Dividends, interest and other receivables	5,078,072
Receivable for securities sold	718,936
Due from broker for futures variation margin	55,102
Other assets	44,651

Total assets	4,445,204,724

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,893,997
Payable for securities purchased	3,763,276
Investment management fees payable	924,242
Distribution fees payable – Class IB	531,718
Administrative fees payable	374,179
Distribution fees payable – Class IA	339,334
Trustees’ fees payable	15,061
Accrued expenses	173,942

Total liabilities	11,015,749

NET ASSETS	$4,434,188,975

Net assets were comprised of:
Paid in capital	$2,454,061,465
Accumulated undistributed net investment income (loss)	35,233,234
Accumulated undistributed net realized gain (loss) on investments and futures	6,552,215
Net unrealized appreciation (depreciation) on investments and futures	1,938,342,061

Net assets	$4,434,188,975

Class IA
Net asset value, offering and redemption price per share, $1,622,459,236 / 45,332,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.79

Class IB
Net asset value, offering and redemption price per share, $2,537,155,477 / 71,235,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.62

Class K
Net asset value, offering and redemption price per share, $274,574,262 / 7,667,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,118 foreign withholding tax)	$46,026,459
Interest	20,721

Total income	46,047,180

EXPENSES
Investment management fees	5,548,673
Distribution fees – Class IB	3,198,698
Administrative fees	2,247,837
Distribution fees – Class IA	2,039,348
Printing and mailing expenses	115,594
Custodian fees	53,556
Trustees’ fees	51,150
Professional fees	48,749
Miscellaneous	40,451

Total expenses	13,344,056

NET INVESTMENT INCOME (LOSS)	32,703,124

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	38,901,169
Futures	1,995,881

Net realized gain (loss)	40,897,050

Change in unrealized appreciation (depreciation) on:
Investments	(29,970,157)
Futures	(825,268)

Net change in unrealized appreciation (depreciation)	(30,795,425)

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,101,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,804,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,703,124	$60,149,245
Net realized gain (loss) on investments and futures	40,897,050	58,073,600
Net change in unrealized appreciation (depreciation) on investments and futures	(30,795,425)	390,208,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,804,749	508,431,626

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(21,685,304)
Class IB	—	(33,442,652)
Class K	—	(4,139,975)

	—	(59,267,931)

Distributions from net realized capital gains
Class IA	—	(20,032,388)
Class IB	—	(30,999,889)
Class K	—	(3,205,583)

	—	(54,237,860)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(113,505,791)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,480,290 and 3,428,843 shares, respectively ]	89,074,049	116,975,056
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,175,717 shares, respectively ]	—	41,717,692
Capital shares repurchased [ (3,064,494) and (5,248,014) shares, respectively ]	(110,410,233)	(178,340,272)

Total Class IA transactions	(21,336,184)	(19,647,524)

Class IB
Capital shares sold [ 4,681,687 and 8,726,744 shares, respectively ]	166,865,262	296,584,806
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,824,798 shares, respectively ]	—	64,442,541
Capital shares repurchased [ (5,227,443) and (9,798,874) shares, respectively ]	(187,571,685)	(327,729,968)

Total Class IB transactions	(20,706,423)	33,297,379

Class K
Capital shares sold [ 891,983 and 1,685,671 shares, respectively ]	32,120,975	56,444,449
Capital shares issued in reinvestment of dividends and distributions [ 0 and 207,036 shares, respectively ]	—	7,345,558
Capital shares repurchased [ (639,657) and (1,089,756) shares, respectively ]	(23,059,283)	(37,183,482)

Total Class K transactions	9,061,692	26,606,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,980,915)	40,256,380

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,823,834	435,182,215
NET ASSETS:
Beginning of period	4,424,365,141	3,989,182,926

End of period (a)	$4,434,188,975	$4,424,365,141

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$35,233,234	$2,530,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$35.46	$32.21	$24.83	$21.92	$21.94	$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.49	0.43	0.41	0.38	0.34
Net realized and unrealized gain (loss) on investments and futures	0.07	3.68	7.38	2.93	(0.01)†	2.51

Total from investment operations	0.33	4.17	7.81	3.34	0.37	2.85

Less distributions:
Dividends from net investment income	—	(0.48)	(0.43)	(0.42)	(0.39)	(0.35)
Distributions from net realized gains	—	(0.44)	—	(0.01)	—	—

Total dividends and distributions	—	(0.92)	(0.43)	(0.43)	(0.39)	(0.35)

Net asset value, end of period	$35.79	$35.46	$32.21	$24.83	$21.92	$21.94

Total return (b)	0.93%	12.96%	31.51%	15.24%	1.76%	14.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,622,459	$1,628,300	$1,499,464	$1,200,443	$1,096,867	$1,354,694
Ratio of expenses to average net assets (a)(f)	0.61%	0.62%	0.62%	0.63%	0.37%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.45%	1.44%	1.50%	1.70%	1.71%	1.70%
Portfolio turnover rate (z)^	3%	4%	5%	5%	3%	5%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$35.29	$32.05	$24.71	$21.81	$21.83	$19.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.49	0.43	0.41	0.33	0.29
Net realized and unrealized gain (loss) on investments and futures	0.07	3.67	7.34	2.92	(0.01)†	2.49

Total from investment operations	0.33	4.16	7.77	3.33	0.32	2.78

Less distributions:
Dividends from net investment income	—	(0.48)	(0.43)	(0.42)	(0.34)	(0.29)
Distributions from net realized gains	—	(0.44)	—	(0.01)	—	—

Total dividends and distributions	—	(0.92)	(0.43)	(0.43)	(0.34)	(0.29)

Net asset value, end of period	$35.62	$35.29	$32.05	$24.71	$21.81	$21.83

Total return (b)	0.94%	12.98%	31.49%	15.26%	1.50%	14.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,537,155	$2,533,152	$2,276,774	$1,705,859	$1,527,357	$1,634,200
Ratio of expenses to average net assets (a)(f)	0.61%	0.62%	0.62%	0.63%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.45%	1.44%	1.50%	1.70%	1.47%	1.45%
Portfolio turnover rate (z)^	3%	4%	5%	5%	3%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$35.46	$32.20	$24.83	$21.92	$20.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.58	0.50	0.47	0.15
Net realized and unrealized gain (loss) on investments and futures	0.04	3.69	7.39	2.94	1.72

Total from investment operations	0.35	4.27	7.89	3.41	1.87

Less distributions:
Dividends from net investment income	—	(0.57)	(0.52)	(0.49)	(0.39)
Distributions from net realized gains	—	(0.44)	—	(0.01)	—

Total dividends and distributions	—	(1.01)	(0.52)	(0.50)	(0.39)

Net asset value, end of period	$35.81	$35.46	$32.20	$24.83	$21.92

Total return (b)	0.99%	13.28%	31.80%	15.54%	9.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$274,574	$262,913	$212,945	$182,765	$155,594
Ratio of expenses to average net assets (a)(f)	0.36%	0.37%	0.37%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.71%	1.70%	1.75%	1.95%	1.99%
Portfolio turnover rate (z)^	3%	4%	5%	5%	3%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	23.6%
Consumer Discretionary	16.4
Health Care	14.3
Industrials	11.9
Utilities	9.1
Materials	7.9
Financials	7.3
Telecommunication Services	4.0
Energy	3.5
Consumer Staples	1.9
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,025.50	$6.54
Hypothetical (5% average return before expenses)	1,000.00	1,018.33	6.52
Class IB
Actual	1,000.00	1,025.60	6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.33	6.52
Class K
Actual	1,000.00	1,026.10	5.29
Hypothetical (5% average return before expenses)	1,000.00	1,019.57	5.27

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (1.2%)
Cooper Tire & Rubber Co.	95,000	$3,213,850

Diversified Consumer Services (0.0%)
Funespana S.A.*	2,000	16,277

Hotels, Restaurants & Leisure (0.7%)
Belmond Ltd., Class A*	20,000	249,800
Dover Motorsports, Inc.	80,216	177,277
Eldorado Resorts, Inc.*	57,000	445,740
International Game Technology plc*	58,001	1,030,093

		1,902,910

Household Durables (0.8%)
Blyth, Inc.*	17,000	107,950
Nobility Homes, Inc.*	8,000	81,600
Sony Corp. (ADR)*	70,000	1,987,300

		2,176,850

Internet & Catalog Retail (0.1%)
Orbitz Worldwide, Inc.*	18,000	205,560

Media (12.9%)
ACME Communications, Inc.*	38,000	638
AMC Networks, Inc., Class A*	6,000	491,100
Beasley Broadcast Group, Inc., Class A	48,294	223,601
Cablevision Systems Corp. – New York Group, Class A	100,000	2,394,000
Clear Channel Outdoor Holdings, Inc., Class A	250,000	2,532,500
Crown Media Holdings, Inc., Class A*	70,000	316,400
DIRECTV*	92,000	8,536,680
DISH Network Corp., Class A*	1,000	67,710
EW Scripps Co., Class A	113,872	2,601,975
Interpublic Group of Cos., Inc.	175,000	3,372,250
Journal Media Group, Inc.	41,000	339,890
Liberty Broadband Corp.*	603	30,802
Liberty Global plc*	42,725	2,206,941
Liberty Media Corp.*	2,000	71,940
Loral Space & Communications, Inc.*	8,000	504,960
Media General, Inc.*	232,636	3,843,147
Salem Media Group, Inc.	23,000	145,590
SFX Entertainment, Inc.*	65,000	291,850
Sky Deutschland AG*	250,000	1,881,031
Societe d’Edition de Canal+	41,000	347,387
Telenet Group Holding N.V.*	45,000	2,447,709
Time Warner Cable, Inc.	6,000	1,069,020
Time Warner, Inc.	5,000	437,050

		34,154,171

Specialty Retail (0.7%)
Pep Boys-Manny, Moe & Jack*	122,600	1,504,302
World Duty Free S.p.A.*	24,000	268,902

		1,773,204

Total Consumer Discretionary		43,442,822

Consumer Staples (1.8%)
Food Products (1.5%)
GrainCorp Ltd., Class A	56,000	$368,986
Parmalat S.p.A.	810,000	2,114,893
Tootsie Roll Industries, Inc.	46,145	1,490,945
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	15,000	107,052

		4,081,876

Personal Products (0.3%)
Avon Products, Inc.	130,000	813,800

Total Consumer Staples		4,895,676

Energy (3.5%)
Energy Equipment & Services (2.6%)
Baker Hughes, Inc.	2,000	123,400
Cameron International Corp.*	3,800	199,006
Dresser-Rand Group, Inc.*	75,000	6,388,500
Rowan Cos., plc, Class A	3,000	63,330

		6,774,236

Oil, Gas & Consumable Fuels (0.9%)
Alvopetro Energy Ltd.*	310,000	96,798
Anadarko Petroleum Corp.	2,000	156,120
Atlas Resource Partners LP	1	6
BG Group plc	37,500	624,277
Gulf Coast Ultra Deep Royalty Trust*	350,000	245,000
Rosetta Resources, Inc.*	20,000	462,800
WesternZagros Resources Ltd.*	32,000	5,893
Whiting Petroleum Corp.*	26,000	873,600

		2,464,494

Total Energy		9,238,730

Financials (7.3%)
Banks (1.6%)
BB&T Corp.	15,000	604,666
City National Corp./California	3,000	271,170
First Niagara Financial Group, Inc.	40,000	377,600
Flushing Financial Corp.	65,000	1,365,650
Hilltop Holdings, Inc.*	45,000	1,084,050
Sterling Bancorp/Delaware	30,000	441,000

		4,144,136

Capital Markets (0.0%)
BKF Capital Group, Inc.*	12,000	14,280

Diversified Financial Services (0.2%)
Investment AB Kinnevik, Class B	20,000	632,340

Insurance (3.4%)
Aspen Insurance Holdings Ltd.	3,000	143,700
HCC Insurance Holdings, Inc.	80,000	6,147,200
Montpelier Reinsurance Holdings Ltd.	200	7,900
National Interstate Corp.	102,000	2,786,640

		9,085,440

Real Estate Investment Trusts (REITs) (1.5%)
Associated Estates Realty Corp. (REIT)	1,000	28,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Ryman Hospitality Properties, Inc. (REIT)	75,000	$3,983,250

		4,011,880

Real Estate Management & Development (0.0%)
Conwert Immobilien Invest SE*	1,000	12,676

Thrifts & Mortgage Finance (0.6%)
Home Loan Servicing Solutions Ltd.	1,000	690
Hudson City Bancorp, Inc.	150,000	1,482,000

		1,482,690

Total Financials		19,383,442

Health Care (14.3%)
Biotechnology (0.4%)
Ambit Biosciences, Corp.*	20,000	12,000
Chelsea Therapeutics International Ltd.*†	12,000	720
Durata Therapeutics, Inc.*†	20,000	2,400
Grifols S.A. (ADR)	21,000	650,370
KYTHERA Biopharmaceuticals, Inc.*	4,900	369,019
Prosensa Holdings N.V.*†	40,000	32,700
Q-Med AB (Preference) (q)*†	263,700	—
Trius Therapeutics, Inc.*†	200,000	19,500

		1,086,709

Health Care Equipment & Supplies (0.4%)
Alere, Inc.*	4,000	211,000
American Medical Alert Corp.*†	140,898	1,057
Audika Groupe	6,000	117,728
Exactech, Inc.*	10,000	208,300
ICU Medical, Inc.*	5,000	478,300

		1,016,385

Health Care Providers & Services (7.8%)
Catamaran Corp.*	175,000	10,689,000
Chemed Corp.	2,000	262,200
Laboratory Corp. of America Holdings*	2,000	242,440
Omnicare, Inc.	101,000	9,519,250
Synergy Health plc	1,000	27,010

		20,739,900

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	15,000	578,700
Furiex Pharmaceuticals, Inc.*†	7,700	56,421
Illumina, Inc.*	400	87,344
WuXi PharmaTech Cayman, Inc. (ADR)*	9,000	380,340

		1,102,805

Pharmaceuticals (5.3%)
Adolor Corp.*†	40,000	15,600
AstraZeneca plc (ADR)	4,000	254,840
Hospira, Inc.*	150,000	13,306,500
Mylan N.V.*	2,000	135,720
Omthera Pharmaceuticals, Inc.*†	100	45
Perrigo Co. plc	500	92,415

Teva Pharmaceutical Industries Ltd.*†	250,000	99,375

		13,904,495

Total Health Care		37,850,294

Industrials (11.9%)
Air Freight & Logistics (1.3%)
Park-Ohio Holdings Corp.	3,000	145,380
TNT Express N.V.	400,000	3,393,158

		3,538,538

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	14,000	641,480
Griffon Corp.	10,000	159,200

		800,680

Commercial Services & Supplies (0.2%)
R.R. Donnelley & Sons Co.	32,001	557,773

Electrical Equipment (4.2%)
GrafTech International Ltd.*	400,000	1,984,000
Polypore International, Inc.*	150,000	8,982,000

		10,966,000

Machinery (4.7%)
CIRCOR International, Inc.	6,000	327,180
Navistar International Corp.*	88,000	1,991,440
Pall Corp.	70,000	8,711,500
Xylem, Inc.	41,000	1,519,870

		12,549,990

Professional Services (0.0%)
Towers Watson & Co., Class A	200	25,160

Road & Rail (0.7%)
Hertz Global Holdings, Inc.*	100,000	1,812,000

Trading Companies & Distributors (0.5%)
Kaman Corp.	30,000	1,258,200

Total Industrials		31,508,341

Information Technology (23.6%)
Communications Equipment (0.3%)
Harris Corp.	11,000	846,010

Electronic Equipment, Instruments & Components (1.1%)
Axis Communications AB	72,800	2,899,758
Data Modul AG	500	18,646
Gerber Scientific, Inc. (Escrow Shares)*†	320,000	—

		2,918,404

Internet Software & Services (2.5%)
Dealertrack Technologies, Inc.*	107,500	6,749,925
Rocket Fuel, Inc.*	1,200	9,840

		6,759,765

IT Services (2.4%)
Anite plc	10,000	19,955
Blackhawk Network Holdings, Inc.*	40,058	1,650,389
IGATE Corp.*	100,000	4,769,000

		6,439,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (4.6%)
Altera Corp.	185,000	$9,472,000
Broadcom Corp., Class A	50,500	2,600,245

		12,072,245

Software (12.7%)
Advent Software, Inc.	350,000	15,473,500
ClickSoftware Technologies Ltd.*	400,000	5,028,000
Informatica Corp.*	150,000	7,270,500
Rally Software Development Corp.*	300,000	5,835,000

		33,607,000

Total Information Technology		62,642,768

Materials (7.9%)
Chemicals (6.1%)
Chemtura Corp.*	70,000	1,981,700
Ferro Corp.*	10,000	167,800
International Flavors & Fragrances, Inc.	10,000	1,092,900
OM Group, Inc.	2,100	70,560
Sigma-Aldrich Corp.	92,000	12,820,200

		16,133,160

Construction Materials (0.9%)
Vulcan Materials Co.	30,000	2,517,900

Containers & Packaging (0.4%)
Greif, Inc., Class A	3,000	107,550
MeadWestvaco Corp.	2,000	94,380
Myers Industries, Inc.	47,000	893,000
Rexam plc	1,000	8,673

		1,103,603

Metals & Mining (0.3%)
AuRico Gold, Inc.	40,000	113,600
Osisko Gold Royalties Ltd.	28,000	352,410
Pan American Silver Corp.	28,000	240,769
Yamana Gold, Inc.	18,000	54,187

		760,966

Paper & Forest Products (0.2%)
Norbord, Inc.	25,099	527,598

Total Materials		21,043,227

Telecommunication Services (4.0%)
Diversified Telecommunication Services (0.9%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	259,109
Cincinnati Bell, Inc.*	400,000	1,528,000
Colt Group S.A.*	70,000	207,876
Koninklijke KPN N.V.	100,000	382,394

		2,377,379

Wireless Telecommunication Services (3.1%)
Leap Wireless International, Inc.*†	430,000	812,700
Millicom International Cellular S.A.	25,000	1,849,250
Telephone & Data Systems, Inc.	20,000	588,000
T-Mobile US, Inc.*	70,000	2,713,900
U.S. Cellular Corp.*	60,000	2,260,200

		8,224,050

Total Telecommunication Services		10,601,429

Utilities (9.1%)
Electric Utilities (6.0%)
Cleco Corp.	200,000	10,770,000
Hawaiian Electric Industries, Inc.	17,000	505,410
Pepco Holdings, Inc.	120,000	3,232,800
PNM Resources, Inc.	22,000	541,200
UIL Holdings Corp.	21,094	966,527

		16,015,937

Gas Utilities (0.9%)
National Fuel Gas Co.	41,000	2,414,490

Multi-Utilities (0.3%)
GDF Suez S.A.*†	3,801	—
WEC Energy Group, Inc.	16,920	760,892

		760,892

Water Utilities (1.9%)
Severn Trent plc	150,000	4,904,657

Total Utilities		24,095,976

Total Common Stocks (99.9%) (Cost $251,231,963)		264,702,705

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Rights)	350,000	166,250
Safeway, Inc. (PDC subsidiary) (Contingent Value Rights)†	350,000	17,080

		183,330

Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	5,000	20,050

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*†	10,000	—

Total Rights (0.0%) (Cost $—)		203,380

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	54,000

Total Energy		54,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Warrants	Value (Note 1)

Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc., expiring 7/20/18*	850	$776

Total Materials		776

Total Warrants (0.0%) (Cost $887)		54,776

Total Investments (99.9%) (Cost $251,232,850)		264,960,861
Other Assets Less Liabilities (0.1%)		294,539

Net Assets (100%)		$265,255,400

*	Non-income producing.
†	Securities (totaling $1,057,598 or 0.4% of net assets) held at fair value by management.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$37,998,400	$5,444,422	$—		$43,442,822
Consumer Staples	2,304,745	2,590,931	—		4,875,676
Energy	8,614,453	624,277	—		9,238,730
Financials	18,724,146	659,296	—		19,383,442
Health Care	37,465,738	156,738	227,818		37,850,294
Industrials	28,115,183	3,393,158	—		31,508,341
Information Technology	59,704,409	2,938,359	—	(b)	62,642,768
Materials	21,034,554	8,673	—		21,043,227
Telecommunication Services	8,939,350	849,379	812,700		10,601,429
Utilities	19,191,319	4,904,657	—	(b)	24,095,976
Rights
Consumer Staples	—	—	183,330		183,330
Health Care	20,050	—	—	(b)	20,050
Warrants
Energy	54,000	—	—		54,000
Materials	776	—	—		776

Total Assets	$242,167,123	$21,569,890	$1,223,848		$264,960,861

Total Liabilities	$—	$—	$—		$—

Total	$242,167,123	$21,569,890	$1,223,848		$264,960,861

(a)	Securities with a market value of $834,600 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$264,234,853
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$278,690,416

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,995,652
Aggregate gross unrealized depreciation	(9,216,379)

Net unrealized appreciation	$12,779,273

Federal income tax cost of investments	$252,181,588

For the six months ended June 30, 2015, the Portfolio incurred approximately $92,779 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $251,232,850)	$264,960,861
Foreign cash (Cost $13)	13
Receivable for securities sold	2,067,246
Dividends, interest and other receivables	256,081
Receivable from Separate Accounts for Trust shares sold	28,331
Other assets	2,711

Total assets	267,315,243

LIABILITIES
Overdraft payable	1,623,344
Investment management fees payable	199,018
Payable to Separate Accounts for Trust shares redeemed	100,694
Distribution fees payable – Class IB	48,585
Payable for securities purchased	27,067
Administrative fees payable	22,278
Distribution fees payable – Class IA	2,793
Trustees’ fees payable	1,076
Accrued expenses	34,988

Total liabilities	2,059,843

NET ASSETS	$265,255,400

Net assets were comprised of:
Paid in capital	$244,968,773
Accumulated undistributed net investment income (loss)	(379,154)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	6,933,208
Net unrealized appreciation (depreciation) on investments and foreign currency translations	13,732,573

Net assets	$265,255,400

Class IA
Net asset value, offering and redemption price per share, $13,466,615 / 1,014,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.28

Class IB
Net asset value, offering and redemption price per share, $233,076,611 / 17,634,400 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

Class K
Net asset value, offering and redemption price per share, $18,712,174 / 1,400,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32,533 foreign withholding tax)	$1,343,445
Interest	9,545

Total income	1,352,990

EXPENSES
Investment management fees	1,217,625
Distribution fees – Class IB	297,480
Administrative fees	136,418
Custodian fees	30,740
Professional fees	25,163
Distribution fees – Class IA	16,562
Printing and mailing expenses	7,036
Trustees’ fees	3,129
Miscellaneous	5,023

Total expenses	1,739,176

NET INVESTMENT INCOME (LOSS)	(386,186)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	7,007,382
Foreign currency transactions	(47,137)

Net realized gain (loss)	6,960,245

Change in unrealized appreciation (depreciation) on:
Investments	304,634
Foreign currency translations	13,671

Net change in unrealized appreciation (depreciation)	318,305

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,278,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,892,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(386,186)	$(578,368)
Net realized gain (loss) on investments and foreign currency transactions	6,960,245	11,973,888
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	318,305	(6,258,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,892,364	5,136,612

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(530,952)
Class IB	—	(10,008,574)
Class K	—	(783,898)

TOTAL DISTRIBUTIONS	—	(11,323,424)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 139,020 and 356,319 shares, respectively ]	1,835,505	4,728,536
Capital shares issued in reinvestment of distributions [ 0 and 41,283 shares, respectively ]	—	530,952
Capital shares repurchased [ (126,526) and (206,438) shares, respectively ]	(1,676,658)	(2,732,994)

Total Class IA transactions	158,847	2,526,494

Class IB
Capital shares sold [ 588,026 and 2,150,727 shares, respectively ]	7,690,028	28,437,376
Capital shares issued in reinvestment of distributions [ 0 and 781,420 shares, respectively ]	—	10,008,574
Capital shares repurchased [ (1,998,448) and (3,687,983) shares, respectively ]	(26,157,045)	(48,696,937)

Total Class IB transactions	(18,467,017)	(10,250,987)

Class K
Capital shares sold [ 124,337 and 371,289 shares, respectively ]	1,644,781	4,949,288
Capital shares issued in reinvestment of distributions [ 0 and 60,622 shares, respectively ]	—	783,898
Capital shares repurchased [ (231,765) and (231,277) shares, respectively ]	(3,090,068)	(3,078,329)

Total Class K transactions	(1,445,287)	2,654,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,753,457)	(5,069,636)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,861,093)	(11,256,448)
NET ASSETS:
Beginning of period	278,116,493	289,372,941

End of period (a)	$265,255,400	$278,116,493

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(379,154)	$7,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IA			2014	2013		2012	2011		2010
Net asset value, beginning of period	$12.95		$13.25	$12.56		$12.20	$12.51		$11.68

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03)	—	# ##	(0.01)	0.08		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35		0.27	1.36		0.65	0.12		1.20

Total from investment operations	0.33		0.24	1.36		0.64	0.20		1.15

Less distributions:
Dividends from net investment income	—		—	(0.01)		—	(0.05)		—
Distributions from net realized gains	—		(0.54)	(0.66)		(0.28)	(0.46)		(0.32)

Total dividends and distributions	—		(0.54)	(0.67)		(0.28)	(0.51)		(0.32)

Net asset value, end of period	$13.28		$12.95	$13.25		$12.56	$12.20		$12.51

Total return (b)	2.55	%(dd)	1.87%	10.93%		5.27%	1.67%		9.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,467		$12,973	$10,742		$7,134	$6,088		$13,619
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.30%		1.31%	1.30%		1.31%	1.05%		1.02%
Before fees paid indirectly (a)(f)	1.30%		1.31%	1.32%		1.32%	1.06	%(c)	1.05%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.29)%		(0.20)%	0.03	%(aa)	(0.04)%	0.63%		(0.43)%
Before fees paid indirectly (a)(f)	(0.29)%		(0.20)%	0.02	%(aa)	(0.05)%	0.62%		(0.45)%
Portfolio turnover rate (z)^	105%		224%	272%		285%	268%		326%

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014	2013		2012	2011		2010
Net asset value, beginning of period	$12.89		$13.19	$12.51		$12.15	$12.46		$11.66

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03)	0.01	##	(0.01)	0.03		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35		0.27	1.34		0.65	0.14		1.20

Total from investment operations	0.33		0.24	1.35		0.64	0.17		1.12

Less distributions:
Dividends from net investment income	—		—	(0.01)		—	(0.02)		—
Distributions from net realized gains	—		(0.54)	(0.66)		(0.28)	(0.46)		(0.32)

Total dividends and distributions	—		(0.54)	(0.67)		(0.28)	(0.48)		(0.32)

Net asset value, end of period	$13.22		$12.89	$13.19		$12.51	$12.15		$12.46

Total return (b)	2.56	%(ee)	1.88%	10.89%		5.29%	1.41%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$233,077		$245,516	$261,266		$238,695	$246,611		$221,495
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.30%		1.31%	1.30%		1.31%	1.30%		1.28%
Before fees paid indirectly (a)(f)	1.30%		1.31%	1.32%		1.32%	1.31%		1.30%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.30)%		(0.22)%	0.06	%(bb)	(0.06)%	0.21%		(0.69)%
Before fees paid indirectly (a)(f)	(0.30)%		(0.22)%	0.05	%(bb)	(0.07)%	0.20%		(0.71)%
Portfolio turnover rate (z)^	105%		224%	272%		285%	268%		326%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K			2014	2013		2012
Net asset value, beginning of period	$13.02		$13.29	$12.59		$12.20	$12.48

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.01	0.04	##	0.02	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34		0.26	1.37		0.65	0.20

Total from investment operations	0.34		0.27	1.41		0.67	0.19

Less distributions:
Dividends from net investment income	—		—	(0.05)		—	(0.05)
Distributions from net realized gains	—		(0.54)	(0.66)		(0.28)	(0.42)

Total dividends and distributions	—		(0.54)	(0.71)		(0.28)	(0.47)

Net asset value, end of period	$13.36		$13.02	$13.29		$12.59	$12.20

Total return (b)	2.61	%(ff)	2.09%	11.26%		5.52%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,712		$19,627	$17,365		$11,353	$10,977
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.05%		1.06%	1.05%		1.06%	1.05%
Before fees paid indirectly (a)(f)	1.05%		1.06%	1.07%		1.07%	1.06%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.05)%		0.04%	0.27	%(cc)	0.19%	(0.28)%
Before fees paid indirectly (a)(f)	(0.05)%		0.04%	0.26	%(cc)	0.18%	(0.29)%
Portfolio turnover rate (z)^	105%		224%	272%		285%	268%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.03) for Class IA, Class IB and K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.51)% for income after fees paid indirectly and (0.52)% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.48)% for income after fees paid indirectly and (0.49)% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.27)% for income after fees paid indirectly and (0.28)% before fees paid indirectly.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 2.32%.
(ee)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 2.33%.
(ff)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 2.38%.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Industrials	27.3%
Consumer Discretionary	26.2
Materials	8.7
Consumer Staples	7.9
Information Technology	6.7
Financials	6.6
Utilities	6.2
Health Care	5.6
Telecommunication Services	1.9
Energy	1.9
Investment Companies	0.9
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,020.20	$5.38
Hypothetical (5% average return before expenses)	1,000.00	1,019.46	5.38
Class IB
Actual	1,000.00	1,020.10	5.38
Hypothetical (5% average return before expenses)	1,000.00	1,019.46	5.38
Class K
Actual	1,000.00	1,021.40	4.13
Hypothetical (5% average return before expenses)	1,000.00	1,020.70	4.13

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (26.2%)
Auto Components (5.0%)
BorgWarner, Inc.	258,000	$14,664,720
Brembo S.p.A.	390,000	16,635,122
Cooper Tire & Rubber Co.	205,000	6,935,150
Dana Holding Corp.	930,000	19,139,400
Federal-Mogul Holdings Corp.*	1,762,756	20,007,281
Gentex Corp.	260,000	4,269,200
Modine Manufacturing Co.*	650,058	6,975,122
SORL Auto Parts, Inc.*	100,096	326,313
Spartan Motors, Inc.	290,000	1,328,200
Standard Motor Products, Inc.	170,000	5,970,400
Stoneridge, Inc.*	310,000	3,630,100
Strattec Security Corp.	136,500	9,377,550
Superior Industries International, Inc.	725,000	13,274,750
Tenneco, Inc.*	430,000	24,699,200

		147,232,508

Automobiles (0.1%)
Thor Industries, Inc.	4,000	225,120
Winnebago Industries, Inc.	100,000	2,359,000

		2,584,120

Diversified Consumer Services (0.3%)
Ascent Capital Group, Inc., Class A*	95,000	4,060,300
Cambium Learning Group, Inc.*	195,000	832,650
Corinthian Colleges, Inc.*	200,000	1,400
Universal Technical Institute, Inc.	375,000	3,225,000

		8,119,350

Hotels, Restaurants & Leisure (6.1%)
Belmond Ltd., Class A*	330,000	4,121,700
Biglari Holdings, Inc.*	51,500	21,308,125
Boyd Gaming Corp.*	1,345,000	20,107,750
Canterbury Park Holding Corp.‡	280,048	3,016,117
Cheesecake Factory, Inc.	574,000	31,303,090
Churchill Downs, Inc.	369,500	46,205,975
Cracker Barrel Old Country Store, Inc.	6,000	894,960
Denny’s Corp.*	340,000	3,947,400
Dover Downs Gaming & Entertainment, Inc.*	85,000	79,050
Dover Motorsports, Inc.	644,116	1,423,496
Dunkin’ Brands Group, Inc.	2,500	137,500
International Speedway Corp., Class A	125,000	4,583,750
Krispy Kreme Doughnuts, Inc.*	218,000	4,198,680
Lakes Entertainment, Inc.*	53,600	486,688
Las Vegas Sands Corp.	218,000	11,460,260
Marcus Corp.	648,014	12,428,909
Morgans Hotel Group Co.*	220,000	1,482,800
Nathan’s Famous, Inc.	148,100	5,488,586
Penn National Gaming, Inc.*	25,000	458,750
Pinnacle Entertainment, Inc.*	200,000	7,456,000
Speedway Motorsports, Inc.	54,000	1,223,100

		181,812,686

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	200,000	5,682,000
Blyth, Inc.*	107,783	684,422
Cavco Industries, Inc.*	156,500	11,806,360
Ethan Allen Interiors, Inc.	151,000	3,977,340
Harman International Industries, Inc.	70,000	8,325,800
La-Z-Boy, Inc.	416,000	10,957,440
Lennar Corp., Class B	70,000	3,018,400
Nobility Homes, Inc.*	100,054	1,020,551
Skyline Corp.*	195,000	573,300

		46,045,613

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	650,000	6,799,000
Liberty TripAdvisor Holdings, Inc.*	24,000	773,280
Liberty Ventures*	24,000	942,480
Nutrisystem, Inc.	70,000	1,741,600

		10,256,360

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,051,600
Marine Products Corp.	460,014	2,870,487
Universal Entertainment Corp.	75,000	1,695,674

		7,617,761

Media (6.5%)
ACME Communications, Inc.*	305,000	5,124
AMC Networks, Inc., Class A*	68,000	5,565,800
Beasley Broadcast Group, Inc., Class A‡	560,000	2,592,800
Cablevision Systems Corp. – New York Group, Class A	310,000	7,421,400
Carmike Cinemas, Inc.*	63,000	1,672,020
Clear Channel Outdoor Holdings, Inc., Class A	280,071	2,837,119
Crown Media Holdings, Inc., Class A*	390,000	1,762,800
Cumulus Media, Inc., Class A*	5	10
Discovery Communications, Inc., Class A*	11,000	365,860
Discovery Communications, Inc., Class C*	33,000	1,025,640
DISH Network Corp., Class A*	15,000	1,015,650
Emmis Communications Corp., Class A*	90,000	90,000
EW Scripps Co., Class A	1,050,020	23,992,957
Gray Television, Inc.*	535,799	8,401,329
Grupo Televisa S.A.B. (ADR)	110,000	4,270,200
Il Sole 24 Ore S.p.A.*	300,000	236,125
IMAX Corp.*	40,000	1,610,800
Interpublic Group of Cos., Inc.	890,000	17,150,300
Journal Media Group, Inc.	345,875	2,867,304
Live Nation Entertainment, Inc.*	930,000	25,565,700
Loral Space & Communications, Inc.*	10,000	631,200
Madison Square Garden Co., Class A*	565,000	47,171,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Media General, Inc.*	1,315,000	$21,723,800
Meredith Corp.	60,000	3,129,000
Salem Media Group, Inc.	667,000	4,222,110
Sinclair Broadcast Group, Inc., Class A	185,000	5,163,350
World Wrestling Entertainment, Inc., Class A	125,000	2,062,500

		192,552,748

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	650,097	3,003,448

Specialty Retail (5.6%)
Aaron’s, Inc.	280,000	10,138,800
AutoNation, Inc.*	423,000	26,640,540
Barnes & Noble, Inc.*	36,000	934,560
Bed Bath & Beyond, Inc.*	44,000	3,035,120
Big 5 Sporting Goods Corp.	350,000	4,973,500
Bowlin Travel Centers, Inc.*	76,000	98,800
Monro Muffler Brake, Inc.	60,000	3,729,600
Murphy USA, Inc.*	30,000	1,674,600
O’Reilly Automotive, Inc.*	163,800	37,015,524
Penske Automotive Group, Inc.	470,000	24,491,700
Pep Boys-Manny, Moe & Jack*	1,150,000	14,110,500
Pier 1 Imports, Inc.	830,000	10,482,900
Sally Beauty Holdings, Inc.*	500,000	15,790,000
Tractor Supply Co.	135,000	12,141,900
Winmark Corp.	2,108	207,638

		165,465,682

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	235,000	7,830,200
Movado Group, Inc.	63,000	1,711,080
Wolverine World Wide, Inc.	47,000	1,338,560

		10,879,840

Total Consumer Discretionary		775,570,116

Consumer Staples (7.9%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	19,000	4,407,810
Brown-Forman Corp., Class A	45,000	5,013,900
Brown-Forman Corp., Class B	4,537	454,516
Cott Corp.	510,000	4,987,800
Crimson Wine Group Ltd.*	250,000	2,337,500
Davide Campari-Milano S.p.A.	350,000	2,663,098

		19,864,624

Food & Staples Retailing (2.4%)
Casey’s General Stores, Inc.	221,000	21,158,540
Ingles Markets, Inc., Class A‡	808,000	38,598,160
United Natural Foods, Inc.*	90,000	5,731,200
Village Super Market, Inc., Class A	101,000	3,200,690
Weis Markets, Inc.	66,500	2,802,975

		71,491,565

Food Products (3.7%)
Boulder Brands, Inc.*	598,000	4,150,120
Diamond Foods, Inc.*	315,000	9,884,700
Farmer Bros Co.*	50,000	1,175,000
Flowers Foods, Inc.	60,000	1,269,000
Hain Celestial Group, Inc.*	363,500	23,940,110

Ingredion, Inc.	57,000	4,549,170
J&J Snack Foods Corp.	48,000	5,312,160
John B. Sanfilippo & Son, Inc.	19,000	986,100
Lifeway Foods, Inc.*	238,698	4,580,615
Maple Leaf Foods, Inc.	110,000	2,086,389
Post Holdings, Inc.*	200,000	10,786,000
Rock Field Co., Ltd.	200,000	4,763,656
Snyder’s-Lance, Inc.	626,049	20,202,601
Tootsie Roll Industries, Inc.	439,453	14,198,726
WhiteWave Foods Co.*	42,000	2,052,960

		109,937,307

Household Products (0.9%)
Church & Dwight Co., Inc.	60,000	4,867,800
Energizer Holdings, Inc.	30,000	3,946,500
Katy Industries, Inc.*‡	462,000	1,524,600
Oil-Dri Corp. of America‡	450,000	13,671,000
WD-40 Co.	42,000	3,660,720

		27,670,620

Personal Products (0.2%)
Elizabeth Arden, Inc.*	85,000	1,212,100
Revlon, Inc., Class A*	22,000	807,620
United-Guardian, Inc.	142,000	2,712,200

		4,731,920

Total Consumer Staples		233,696,036

Energy (1.9%)
Energy Equipment & Services (1.7%)
Key Energy Services, Inc.*	38,000	68,400
Oceaneering International, Inc.	120,000	5,590,800
Rowan Cos., plc, Class A	200,000	4,222,000
RPC, Inc.	2,430,000	33,606,900
Steel Excel, Inc.*	315,000	6,552,000

		50,040,100

Oil, Gas & Consumable Fuels (0.2%)
Black Ridge Oil and Gas, Inc.*	45,503	11,608
Clean Energy Fuels Corp.*	14,000	78,680
Navigator Holdings Ltd.*	24,000	454,560
ONEOK, Inc.	140,000	5,527,200

		6,072,048

Total Energy		56,112,148

Financials (6.6%)
Banks (1.9%)
BBCN Bancorp, Inc.	575,000	8,504,250
Boston Private Financial Holdings, Inc.	574,905	7,709,476
FCB Financial Holdings, Inc., Class A*	15,000	477,000
Fidelity Southern Corp.	31,614	551,348
First Niagara Financial Group, Inc.	678,000	6,400,320
FirstMerit Corp.	150,000	3,124,500
Flushing Financial Corp.	570,000	11,975,700
Hilltop Holdings, Inc.*	245,000	5,902,050
Hudson Valley Holding Corp.	120,000	3,385,200
Sterling Bancorp/Delaware	515,000	7,570,500

		55,600,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (2.4%)
BKF Capital Group, Inc.*	66,000	$78,540
Calamos Asset Management, Inc., Class A	160,000	1,960,000
Charles Schwab Corp.	98,000	3,199,700
Cohen & Steers, Inc.	444,000	15,131,520
GAM Holding AG*	265,000	5,569,549
Janus Capital Group, Inc.	1,500,000	25,680,000
KKR & Co. L.P.	150,000	3,427,500
Legg Mason, Inc.	50,000	2,576,500
Medallion Financial Corp.	80,000	668,000
Pzena Investment Management, Inc., Class A	70,037	773,909
Waddell & Reed Financial, Inc., Class A	225,000	10,644,750
Wright Investors Service Holdings, Inc.*	265,000	402,800

		70,112,768

Insurance (0.2%)
Alleghany Corp.*	3,295	1,544,564
Argo Group International Holdings Ltd.	66,000	3,676,200

		5,220,764

Real Estate Investment Trusts (REITs) (1.3%)
Gaming and Leisure Properties, Inc. (REIT)	50,000	1,833,000
Gyrodyne Co. of America, Inc.*†	24,407	18,306
Gyrodyne Special Distribution LLC*†	2,200	34,166
Ryman Hospitality Properties, Inc. (REIT)	698,500	37,097,335

		38,982,807

Real Estate Management & Development (0.8%)
Capital Properties, Inc., Class A*	39,571	514,423
Griffin Industrial Realty, Inc.‡	313,318	10,038,709
St. Joe Co.*	470,000	7,299,100
Tejon Ranch Co.*	223,500	5,746,185

		23,598,417

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	150,500
Crazy Woman Creek Bancorp, Inc.*	14,000	153,020

		303,520

Total Financials		193,818,620

Health Care (5.6%)
Biotechnology (0.4%)
Cepheid, Inc.*	200,000	12,230,000
Lexicon Pharmaceuticals, Inc.*	14,285	114,994

		12,344,994

Health Care Equipment & Supplies (3.4%)
Alere, Inc.*	10,000	527,500
Align Technology, Inc.*	8,000	501,680
AngioDynamics, Inc.*	80,000	1,312,000

Biolase, Inc.*	91,461	159,142
Cantel Medical Corp.	177,500	9,526,425
CONMED Corp.	80,000	4,661,600
Cooper Cos., Inc.	21,000	3,737,370
Cutera, Inc.*	610,000	9,442,800
Cynosure, Inc., Class A*	10,000	385,800
DexCom, Inc.*	43,000	3,439,140
Exactech, Inc.*	280,000	5,832,400
Greatbatch, Inc.*	100,000	5,392,000
ICU Medical, Inc.*	40,000	3,826,400
Masimo Corp.*	133,000	5,152,420
Meridian Bioscience, Inc.	139,000	2,590,960
Neogen Corp.*	16,500	782,760
NuVasive, Inc.*	150,000	7,107,000
Orthofix International N.V.*	58,000	1,920,960
Quidel Corp.*	548,000	12,576,600
STERIS Corp.	111,000	7,152,840
SurModics, Inc.*	43,000	1,007,060
Syneron Medical Ltd.*	24,000	254,880
Vascular Solutions, Inc.*	195,000	6,770,400
Wright Medical Group, Inc.*	210,000	5,514,600

		99,574,737

Health Care Providers & Services (1.6%)
Bio-Reference Laboratories, Inc.*	30,000	1,237,500
Chemed Corp.	261,500	34,282,650
Henry Schein, Inc.*	10,000	1,421,200
Kindred Healthcare, Inc.	80,000	1,623,200
Owens & Minor, Inc.	188,000	6,392,000
Patterson Cos., Inc.	55,000	2,675,750

		47,632,300

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,614,640

Pharmaceuticals (0.1%)
Heska Corp.*	52,000	1,543,880
Pain Therapeutics, Inc.*	65,000	112,450

		1,656,330

Total Health Care		164,823,001

Industrials (27.3%)
Aerospace & Defense (4.7%)
AAR Corp.	70,000	2,230,900
Aerojet Rocketdyne Holdings, Inc.*	1,620,049	33,389,210
Astronics Corp.*	9,000	638,010
Astronics Corp., Class B*	12,000	846,000
Curtiss-Wright Corp.	813,000	58,893,720
Ducommun, Inc.*	75,020	1,925,763
HEICO Corp.	62,000	3,614,600
Innovative Solutions & Support, Inc.*	88,000	290,400
Moog, Inc., Class A*	59,500	4,205,460
Moog, Inc., Class B*	29,500	2,058,805
Precision Castparts Corp.	95,500	19,087,585
Textron, Inc.	287,000	12,808,810

		139,989,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.8%)
Park-Ohio Holdings Corp.	472,000	$22,873,120

Building Products (0.9%)
A.O. Smith Corp.	40,000	2,879,200
Fortune Brands Home & Security, Inc.	20,000	916,400
Griffon Corp.	1,450,000	23,084,000
Nortek, Inc.*	7,300	606,849

		27,486,449

Commercial Services & Supplies (3.4%)
ACCO Brands Corp.*	170,000	1,320,900
Brink’s Co.	565,000	16,627,950
Casella Waste Systems, Inc., Class A*	190,081	1,066,354
Covanta Holding Corp.	210,000	4,449,900
KAR Auction Services, Inc.	440,000	16,456,000
Kimball International, Inc., Class B	115,000	1,398,400
Loomis AB, Class B	335,000	9,399,567
Matthews International Corp., Class A	22,000	1,169,080
McGrath RentCorp	20,000	608,600
Republic Services, Inc.	390,000	15,276,300
Rollins, Inc.	975,000	27,816,750
Tyco International plc	133,000	5,117,840

		100,707,641

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	1,325,800
Furmanite Corp.*	600,000	4,872,000
Layne Christensen Co.*	445,000	3,982,750

		10,180,550

Electrical Equipment (2.2%)
AMETEK, Inc.	390,000	21,364,200
AZZ, Inc.	25,000	1,295,000
Franklin Electric Co., Inc.	260,000	8,405,800
Global Power Equipment Group, Inc.	30,000	232,800
GrafTech International Ltd.*	2,300,000	11,408,000
Magnetek, Inc.*	111,000	3,819,510
Rockwell Automation, Inc.	98,000	12,214,720
SL Industries, Inc.*	100,000	3,861,000
Vicor Corp.*	170,000	2,072,300

		64,673,330

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	47,000	955,510
Roper Technologies, Inc.	40,000	6,898,400

		7,853,910

Machinery (10.7%)
Albany International Corp., Class A	58,000	2,308,400
American Railcar Industries, Inc.	5,000	243,200
Astec Industries, Inc.	312,500	13,068,750
CIRCOR International, Inc.	516,500	28,164,745
CLARCOR, Inc.	184,000	11,452,160
CNH Industrial N.V.	2,670,000	24,777,600

Crane Co.	560,000	32,888,800
Donaldson Co., Inc.	222,000	7,947,600
Eastern Co.	81,958	1,517,862
Federal Signal Corp.	630,000	9,393,300
Flowserve Corp.	94,000	4,950,040
Gorman-Rupp Co.	352,000	9,884,160
Graco, Inc.	152,000	10,796,560
Greenbrier Cos., Inc.	280,000	13,118,000
IDEX Corp.	144,000	11,315,520
Interpump Group S.p.A.	280,000	4,520,048
Kennametal, Inc.	49,500	1,688,940
Key Technology, Inc.*	65,000	858,000
L.S. Starrett Co., Class A	215,000	3,225,000
Lincoln Electric Holdings, Inc.	113,000	6,880,570
Lindsay Corp.	62,000	5,450,420
Lydall, Inc.*	86,000	2,542,160
Middleby Corp.*	4,800	538,704
Mueller Industries, Inc.	770,742	26,760,162
Mueller Water Products, Inc., Class A	550,000	5,005,000
Navistar International Corp.*	780,000	17,651,400
Nordson Corp.	40,000	3,115,600
Standex International Corp.	62,000	4,955,660
Tennant Co.	301,000	19,667,340
Toro Co.	26,000	1,762,280
Trinity Industries, Inc.	104,000	2,748,720
Twin Disc, Inc.	110,000	2,050,400
Valmont Industries, Inc.	10,000	1,188,700
Watts Water Technologies, Inc., Class A	356,000	18,458,600
Woodward, Inc.	104,000	5,718,960

		316,613,361

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	156,004	2,705,110

Trading Companies & Distributors (3.4%)
GATX Corp.	845,000	44,911,750
Kaman Corp.	935,000	39,213,900
Lawson Products, Inc.*	42,000	986,160
Rush Enterprises, Inc., Class B*‡	500,000	12,000,000
United Rentals, Inc.*	22,000	1,927,640

		99,039,450

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	8,770,337
Macquarie Infrastructure Corp.	85,000	7,023,550

		15,793,887

Total Industrials		807,916,071

Information Technology (6.6%)
Communications Equipment (0.5%)
Bel Fuse, Inc., Class A‡	146,000	3,016,360
Communications Systems, Inc.	240,000	2,522,400
EchoStar Corp., Class A*	30,000	1,460,400
Ixia*	440,000	5,473,600
Plantronics, Inc.	44,000	2,477,640
Sycamore Networks, Inc.*	300,000	114,300

		15,064,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	55,000	$3,491,950
Belden, Inc.	28,000	2,274,440
CTS Corp.	956,000	18,422,120
Daktronics, Inc.	125,000	1,482,500
Gerber Scientific, Inc. (Escrow Shares)*†	490,000	—
Itron, Inc.*	87,000	2,996,280
Kimball Electronics, Inc.*	9,000	131,310
Littelfuse, Inc.	118,000	11,197,020
Mercury Systems, Inc.*	15,000	219,600
MOCON, Inc.	20,000	319,000
Park Electrochemical Corp.	600,000	11,496,000
Rofin-Sinar Technologies, Inc.*	210,000	5,796,000
Trans-Lux Corp.*	18,000	54,000

		57,880,220

Internet Software & Services (0.7%)
EarthLink Holdings Corp.	690,000	5,168,100
Global Sources Ltd.*	303,737	2,110,972
Gogo, Inc.*	200,000	4,286,000
Internap Corp.*	452,006	4,181,055
Pandora Media, Inc.*	20,000	310,800
Stamps.com, Inc.*	40,000	2,942,800

		18,999,727

IT Services (0.3%)
Blackhawk Network Holdings, Inc.*	100,000	4,120,000
Edgewater Technology, Inc.*‡	600,000	4,380,000
ModusLink Global Solutions, Inc.*	330,000	1,122,000

		9,622,000

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.*	848,000	9,972,480
Sevcon, Inc.*‡	543,500	5,511,090

		15,483,570

Software (1.0%)
FalconStor Software, Inc.*	400,000	636,000
Fortinet, Inc.*	30,000	1,239,900
Guidance Software, Inc.*	250,000	2,117,500
Mentor Graphics Corp.	106,000	2,801,580
Take-Two Interactive Software, Inc.*	230,000	6,341,100
TiVo, Inc.*	390,000	3,954,600
Tyler Technologies, Inc.*	103,000	13,326,140

		30,416,820

Technology Hardware, Storage & Peripherals (1.6%)
Diebold, Inc.	897,000	31,395,000
NCR Corp.*	353,000	10,625,300
Stratasys Ltd.*	110,000	3,842,300
TransAct Technologies, Inc.	92,000	614,560

		46,477,160

Total Information Technology		193,944,197

Materials (8.7%)
Chemicals (5.9%)
Albemarle Corp.	53,000	2,929,310
Ashland, Inc.	60,000	7,314,000
Chemtura Corp.*	788,000	22,308,280

Core Molding Technologies, Inc.*	269,119	6,146,678
Cytec Industries, Inc.	12,000	726,360
Ferro Corp.*	2,355,000	39,516,900
FMC Corp.	20,000	1,051,000
H.B. Fuller Co.	270,000	10,967,400
Huntsman Corp.	235,000	5,186,450
Minerals Technologies, Inc.	166,000	11,309,580
NewMarket Corp.	22,000	9,765,580
Olin Corp.	125,000	3,368,750
OMNOVA Solutions, Inc.*	610,000	4,568,900
Quaker Chemical Corp.	5,000	444,200
Scotts Miracle-Gro Co., Class A	83,000	4,914,430
Sensient Technologies Corp.	288,000	19,681,920
Tredegar Corp.	1,125,000	24,873,750

		175,073,488

Containers & Packaging (1.4%)
Greif, Inc., Class A	200,000	7,170,000
Greif, Inc., Class B	5,000	202,500
Myers Industries, Inc.	1,500,000	28,500,000
Sonoco Products Co.	155,000	6,643,300

		42,515,800

Metals & Mining (1.0%)
Ampco-Pittsburgh Corp.	330,800	5,001,696
Barrick Gold Corp.	20,000	213,200
Century Aluminum Co.*	55,000	573,650
Dominion Diamond Corp.	290,000	4,062,900
Haynes International, Inc.	36,000	1,775,520
Kinross Gold Corp.*	40,000	92,800
Lynas Corp., Ltd.*	250,000	6,558
Materion Corp.	474,000	16,708,500
Molycorp, Inc.*	40,000	3,620

		28,438,444

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	9,536,800
Wausau Paper Corp.	360,993	3,313,916

		12,850,716

Total Materials		258,878,448

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.4%)
Cable & Wireless Communications plc	16,000,000	16,743,240
Cincinnati Bell, Inc.*	5,200,000	19,864,000
Consolidated Communications Holdings, Inc.	35,000	735,350
New Ulm Telecom, Inc.	33,000	243,870
Verizon Communications, Inc.	80,000	3,728,800

		41,315,260

Wireless Telecommunication Services (0.5%)
Leap Wireless International, Inc.*†	412,000	778,680
Rogers Communications, Inc., Class B	200,000	7,106,000
Shenandoah Telecommunications Co.	84,000	2,875,320
U.S. Cellular Corp.*	100,000	3,767,000
VimpelCom Ltd. (ADR)	300,000	1,491,000

		16,018,000

Total Telecommunication Services		57,333,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (6.2%)
Electric Utilities (3.0%)
El Paso Electric Co.	726,000	$25,163,160
Empire District Electric Co.	69,000	1,504,200
Great Plains Energy, Inc.	434,000	10,485,440
Otter Tail Corp.	400,000	10,640,000
PNM Resources, Inc.	1,285,000	31,611,000
Westar Energy, Inc.	260,000	8,897,200

		88,301,000

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	6,000	323,100
National Fuel Gas Co.	182,000	10,717,980
Northwest Natural Gas Co.	38,000	1,602,840
ONE Gas, Inc.	41,000	1,744,960
Southwest Gas Corp.	555,000	29,531,550

		43,920,430

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,182,400
Ormat Technologies, Inc.	86,000	3,240,480

		6,422,880

Multi-Utilities (1.3%)
Black Hills Corp.	430,000	18,769,500
NorthWestern Corp.	390,000	19,012,500

		37,782,000

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	86,900
SJW Corp.	201,204	6,174,951
York Water Co.	50,000	1,043,000

		7,304,851

Total Utilities		183,731,161

Total Common Stocks (98.9%) (Cost $1,564,297,838)		2,925,823,058

CONVERTIBLE PREFERRED STOCK:
Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc. 4.000%*†	112,165	3,364,950

Total Convertible Preferred Stock (0.1%) (Cost $2,411,547)		3,364,950

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc. 5.000%, 12/31/22†	$44,820	43,924

Total Financials		43,924

Total Corporate Bonds		43,924

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		43,924

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $131,250)	50,000	35,000

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16* (Cost $—)	22,758	10,241

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	26,045,337	26,045,337

Total Short-Term Investments (0.9%) (Cost $26,045,337)		26,045,337

Total Investments (99.9%) (Cost $1,592,930,792)		2,955,322,510
Other Assets Less Liabilities (0.1%)		3,626,146

Net Assets (100%)		$2,958,948,656

*	Non-income producing.
†	Securities (totaling $4,240,026 or 0.1% of net assets) held at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A	$2,810,500	$50,200	$—	$2,592,800	$49,950	$—
Bel Fuse, Inc., Class A	3,005,760	436,854	—	3,016,360	16,080	—
Canterbury Park Holding Corp.	2,431,805	197,131	—	3,016,117	70,012	—
Edgewater Technology, Inc.	4,503,000	—	—	4,380,000	—	—
Griffin Industrial Realty, Inc.	9,394,321	25,182	—	10,038,709	—	—
Ingles Markets, Inc., Class A	30,191,261	—	162,982	38,598,160	267,795	105,868
Katy Industries, Inc.	646,800	—	—	1,524,600	—	—
Oil-Dri Corp. of America	14,683,500	—	—	13,671,000	180,000	—
Rush Enterprises, Inc., Class B*	14,080,000	—	—	12,000,000	—	—
Sevcon, Inc.	4,146,905	—	—	5,511,090	—	—

	$85,893,852	$709,367	$162,982	$94,348,836	$583,837	$105,868

*	Not affliated as of December 31, 2014 or June 30, 2015.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$748,846,307	$26,723,809	$—		$775,570,116
Consumer Staples	222,032,482	11,663,554	—		233,696,036
Energy	49,560,148	6,552,000	—		56,112,148
Financials	177,009,107	16,757,041	52,472		193,818,620
Health Care	164,823,001	—	—		164,823,001
Industrials	778,758,204	29,157,867	—		807,916,071
Information Technology	184,929,447	9,014,750	—	(d)	193,944,197
Materials	258,669,390	209,058	—		258,878,448
Telecommunication Services	39,567,470	16,987,110	778,680		57,333,260
Utilities	183,731,161	—	—		183,731,161
Convertible Preferred Stocks
Information Technology	—	—	3,364,950		3,364,950
Corporate Bonds
Financials	—	—	43,924		43,924
Rights
Health Care	35,000	—	—		35,000
Short-Term Investments	26,045,337	—	—		26,045,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)(c)	Total
Warrants
Financials	$—	$10,241	$—	$10,241

Total Assets	$2,834,007,054	$117,075,430	$4,240,026	$2,955,322,510

Total Liabilities	$—	$—	$—	$—

Total	$2,834,007,054	$117,075,430	$4,240,026	$2,955,322,510

(a)	Securities with a market value of $24,358,190 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $3,364,950 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(c)	A security with a market value of $778,680 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,394,656
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,988,760

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,440,800,962
Aggregate gross unrealized depreciation	(87,408,545)

Net unrealized appreciation	$1,353,392,417

Federal income tax cost of investments	$1,601,930,093

For the six months ended June 30, 2015, the Portfolio incurred approximately $58,634 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $47,306,472)	$82,348,836
Unaffiliated Issuers (Cost $1,545,624,320)	2,872,973,674
Cash	1,360,665
Foreign cash (Cost $192,803)	190,095
Dividends, interest and other receivables	2,749,327
Receivable for securities sold	2,741,638
Receivable from Separate Accounts for Trust shares sold	647,162
Other assets	29,830

Total assets	2,963,041,227

LIABILITIES
Investment management fees payable	1,747,470
Payable to Separate Accounts for Trust shares redeemed	1,259,798
Distribution fees payable – Class IB	458,861
Administrative fees payable	248,551
Payable for securities purchased	188,790
Distribution fees payable – Class IA	39,450
Trustees’ fees payable	7,159
Accrued expenses	142,492

Total liabilities	4,092,571

NET ASSETS	$2,958,948,656

Net assets were comprised of:
Paid in capital	$1,500,933,483
Accumulated undistributed net investment income (loss)	13,606,143
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	82,009,546
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,362,399,484

Net assets	$2,958,948,656

Class IA
Net asset value, offering and redemption price per share, $190,239,938 / 3,355,074 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.70

Class IB
Net asset value, offering and redemption price per share, $2,200,672,774 / 38,748,726 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.79

Class K
Net asset value, offering and redemption price per share, $568,035,944 / 10,005,615 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($583,837 of dividend income received from affiliates) (net of $149,365 foreign withholding tax)	$25,606,981
Interest	4,935

Total income	25,611,916

EXPENSES
Investment management fees	10,451,188
Distribution fees – Class IB	2,744,540
Administrative fees	1,487,118
Distribution fees – Class IA	227,439
Printing and mailing expenses	76,252
Custodian fees	49,093
Professional fees	41,805
Trustees’ fees	33,743
Miscellaneous	29,531

Total expenses	15,140,709

NET INVESTMENT INCOME (LOSS)	10,471,207

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($105,868 of realized gain (loss) from affiliates)	62,815,928
Foreign currency transactions	(3,900)

Net realized gain (loss)	62,812,028

Change in unrealized appreciation (depreciation) on:
Investments ($9,988,599 of change in unrealized appreciation (depreciation) from affiliates)	(13,578,844)
Foreign currency translations	11,967

Net change in unrealized appreciation (depreciation)	(13,566,877)

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,245,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,716,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,471,207	$6,774,393
Net realized gain (loss) on investments and foreign currency transactions	62,812,028	115,985,133
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(13,566,877)	(33,261,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,716,358	89,497,587

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(352,276)
Class IB	—	(4,487,721)
Class K	—	(2,250,469)

	—	(7,090,466)

Distributions from net realized capital gains
Class IA	—	(5,775,705)
Class IB	—	(74,350,981)
Class K	—	(20,107,529)

	—	(100,234,215)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(107,324,681)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 351,077 and 931,222 shares, respectively ]	19,777,547	51,677,816
Capital shares issued in reinvestment of dividends and distributions [ 0 and 111,803 shares, respectively ]	—	6,127,981
Capital shares repurchased [ (172,105) and (333,217) shares, respectively ]	(9,662,644)	(18,497,229)

Total Class IA transactions	10,114,903	39,308,568

Class IB
Capital shares sold [ 1,090,103 and 2,704,629 shares, respectively ]	61,625,470	150,067,302
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,435,664 shares, respectively ]	—	78,838,702
Capital shares repurchased [ (2,295,878) and (5,681,261) shares, respectively ]	(129,173,873)	(314,491,791)

Total Class IB transactions	(67,548,403)	(85,585,787)

Class K
Capital shares sold [ 211,746 and 622,729 shares, respectively ]	11,917,247	34,088,391
Capital shares issued in reinvestment of dividends and distributions [ 0 and 407,775 shares, respectively ]	—	22,357,998
Capital shares repurchased [ (752,220) and (2,573,615) shares, respectively ]	(42,341,572)	(143,872,800)

Total Class K transactions	(30,424,325)	(87,426,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(87,857,825)	(133,703,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,141,467)	(151,530,724)
NET ASSETS:
Beginning of period	2,987,090,123	3,138,620,847

End of period (a)	$2,958,948,656	$2,987,090,123

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,606,143	$3,134,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IA			2014		2013		2012	2011	2010
Net asset value, beginning of period	$55.58		$55.93		$42.21		$37.21	$39.03	$29.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	####	0.10	###	0.07	##	0.53	0.10	0.17
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.93		1.58		16.24		6.10	(1.38)	9.55

Total from investment operations	1.12		1.68		16.31		6.63	(1.28)	9.72

Less distributions:
Dividends from net investment income	—		(0.11)		(0.08)		(0.52)	(0.12)	(0.21)
Distributions from net realized gains	—		(1.92)		(2.51)		(1.11)	(0.42)	—

Total dividends and distributions	—		(2.03)		(2.59)		(1.63)	(0.54)	(0.21)

Net asset value, end of period	$56.70		$55.58		$55.93		$42.21	$37.21	$39.03

Total return (b)	2.02%		3.06%		39.13%		17.86%	(3.25)%	32.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$190,240		$176,538		$137,943		$69,839	$76,287	$443,177
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.08%		1.08%		1.10%	0.84%	0.85%
Before fees paid indirectly (a)(f)	1.07%		1.08%		1.08%		1.10%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.67	%(aaaa)	0.18	%(aaa)	0.13	%(aa)	1.30%**	0.26%	0.51%
Before fees paid indirectly (a)(f)	0.67	%(aaaa)	0.18	%(aaa)	0.13	%(aa)	1.30%**	0.25%	0.51%
Portfolio turnover rate (z)^	1%		4%		9%		9%	16%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014		2013		2012	2011	2010
Net asset value, beginning of period	$55.67		$56.02		$42.28		$37.27	$39.09	$29.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	####	0.10	###	0.07	##	0.55	0.03	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.94		1.58		16.26		6.09	(1.40)	9.57

Total from investment operations	1.12		1.68		16.33		6.64	(1.37)	9.65

Less distributions:
Dividends from net investment income	—		(0.11)		(0.08)		(0.52)	(0.03)	(0.12)
Distributions from net realized gains	—		(1.92)		(2.51)		(1.11)	(0.42)	—

Total dividends and distributions	—		(2.03)		(2.59)		(1.63)	(0.45)	(0.12)

Net asset value, end of period	$56.79		$55.67		$56.02		$42.28	$37.27	$39.09

Total return (b)	2.01%		3.06%		39.11%		17.86%	(3.48)%	32.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,200,673		$2,224,375		$2,324,533		$1,709,969	$1,511,972	$1,615,608
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.08%		1.08%		1.10%	1.09%	1.10%
Before fees paid indirectly (a)(f)	1.07%		1.08%		1.08%		1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.66	%(bbbb)	0.17	%(bbb)	0.14	%(bb)	1.37%**	0.09%	0.25%
Before fees paid indirectly (a)(f)	0.66	%(bbbb)	0.17	%(bbb)	0.13	%(bb)	1.37%**	0.09%	0.24%
Portfolio turnover rate (z)^	1%		4%		9%		9%	16%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K			2014		2013		2012
Net asset value, beginning of period	$55.58		$55.93		$42.21		$37.21	$34.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	####	0.23	###	0.19	##	0.68	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94		1.59		16.26		6.06	3.17

Total from investment operations	1.19		1.82		16.45		6.74	3.25

Less distributions:
Dividends from net investment income	—		(0.25)		(0.22)		(0.63)	(0.12)
Distributions from net realized gains	—		(1.92)		(2.51)		(1.11)	(0.42)

Total dividends and distributions	—		(2.17)		(2.73)		(1.74)	(0.54)

Net asset value, end of period	$56.77		$55.58		$55.93		$42.21	$37.21

Total return (b)	2.14%		3.32%		39.47%		18.15%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$568,036		$586,177		$676,144		$523,579	$396,552
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.82%		0.83%		0.83%		0.85%	0.85%
Before fees paid indirectly (a)(f)	0.82%		0.83%		0.83%		0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.91	%(cccc)	0.42	%(ccc)	0.39	%(cc)	1.69%**	0.61%
Before fees paid indirectly (a)(f)	0.91	%(cccc)	0.42	%(ccc)	0.38	%(cc)	1.69%**	0.61%
Portfolio turnover rate (z)^	1%		4%		9%		9%	16%
*	Commencement of Operations.
**	During 2012, the Portfolio, received special dividends from a number of securities, three of which accounted for a 0.62% impact on the net investment income ratio.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.04, $0.04 and $0.16 for Class IA, Class IB and K, respectively.
###	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.07, $0.07 and $0.21 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.10, $0.09 and $0.16 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.08% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.09% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.34% for income after fees paid indirectly and 0.33% before fees paid indirectly.
(aaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.13% for income after fees paid indirectly and 0.13% before fees paid indirectly.
(bbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.12% for income after fees paid indirectly and 0.12% before fees paid indirectly.
(ccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.37% for income after fees paid indirectly and 0.37% before fees paid indirectly.
(aaaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.34% for income after fees paid indirectly and 0.34% before fees paid indirectly.
(bbbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.34% for income after fees paid indirectly and 0.34% before fees paid indirectly.
(cccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.59% for income after fees paid indirectly and 0.59% before fees paid indirectly.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Government Securities	$ 231,388,763	68.5%
Financials	39,717,824	11.8
Consumer Discretionary	10,287,718	3.1
Industrials	7,909,121	2.3
Consumer Staples	7,813,809	2.3
Information Technology	7,568,186	2.2
Health Care	6,968,658	2.1
Energy	6,851,607	2.0
Utilities	6,330,467	1.9
Telecommunication Services	5,608,120	1.7
Materials	3,736,141	1.1
Investment Companies	732,769	0.2
Cash and Other	2,851,867	0.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$976.10	$4.90
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	976.10	4.90
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	977.30	3.68
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Australia (5.9%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17		$250,000	$249,567
Australia Government Bond
3.250%, 10/21/18 (m)	AUD	5,225,000	4,182,282
1.750%, 11/21/20 (m)		13,450,000	10,018,084
5.500%, 4/21/23 (m)		1,480,000	1,359,630
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	108,609
2.875%, 2/24/22		94,000	92,292
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	150,016
National Australia Bank Ltd./New York
2.000%, 11/12/20 (m)	EUR	300,000	349,986
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,600,000	1,403,598
Queensland Treasury Corp.
5.750%, 7/22/24 (m)		1,089,000	983,412
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	186,866
Transurban Finance Co. Pty Ltd.
1.875%, 9/16/24	EUR	445,000	484,904
Westpac Banking Corp.
1.500%, 12/1/17		$100,000	100,267
4.625%, 6/1/18		38,000	40,564
2.250%, 1/17/19		100,000	101,014

Total Australia			19,811,091

Bermuda (0.2%)
Bacardi Ltd.
2.750%, 7/3/23 (m)	EUR	380,000	451,414
Novartis Securities Investment Ltd.
5.125%, 2/10/19		$94,000	104,454
Ooredoo International Finance Ltd.
5.000%, 10/19/25 (m)		200,000	215,250
Weatherford International Ltd.
9.625%, 3/1/19		56,000	64,994

Total Bermuda			836,112

Brazil (2.0%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/17	BRL	11,175,000	3,409,439
10.000%, 1/1/19		4,290,000	1,272,394
10.000%, 1/1/25		3,660,000	1,015,546
BRF S.A.
7.750%, 5/22/18§		1,700,000	454,942
Embraer S.A.
5.150%, 6/15/22		$28,000	28,742
Federative Republic of Brazil
8.000%, 1/15/18 (b)		181,667	196,836
5.875%, 1/15/19		167,000	185,370
2.625%, 1/5/23		200,000	177,500

Total Brazil			6,740,769

Canada (2.0%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,439

Bank of Montreal
2.375%, 1/25/19		150,000	151,466
Bank of Nova Scotia
2.050%, 10/30/18		150,000	150,405
Barrick Gold Corp.
6.950%, 4/1/19		150,000	173,693
Canada Housing Trust No. 1
2.900%, 6/15/24§	CA	D4,000,000	3,425,749
Canadian Government Bond
1.625%, 2/27/19		$150,000	151,365
Canadian National Railway Co.
5.550%, 5/15/18		95,000	105,084
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	40,832
Enbridge, Inc.
3.500%, 6/10/24		100,000	94,780
Export Development Canada
1.750%, 8/19/19		150,000	150,591
Goldcorp, Inc.
2.125%, 3/15/18		94,000	94,145
3.625%, 6/9/21		100,000	100,207
Husky Energy, Inc.
4.000%, 4/15/24		50,000	48,936
Hydro-Quebec
8.400%, 1/15/22		75,000	98,950
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	215,205
Province of New Brunswick
2.750%, 6/15/18		38,000	39,593
Province of Ontario
2.000%, 9/27/18		250,000	254,220
Province of Quebec
2.625%, 2/13/23		94,000	94,250
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	85,526
Royal Bank of Canada
1.450%, 9/9/16		100,000	100,694
1.200%, 1/23/17		150,000	150,427
1.250%, 6/16/17		200,000	200,540
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	83,404
Teck Resources Ltd.
3.850%, 8/15/17		19,000	19,568
4.500%, 1/15/21		75,000	71,972
Thomson Reuters Corp.
1.300%, 2/23/17		250,000	249,527
Toronto-Dominion Bank
1.500%, 9/9/16		150,000	151,218
2.250%, 11/5/19		100,000	100,160
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	119,408

Total Canada			6,740,354

Cayman Islands (0.4%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§		250,000	247,393
3.600%, 11/28/24§		250,000	240,787
Baidu, Inc.
2.750%, 6/9/19		200,000	199,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Noble Holding International Ltd.
4.625%, 3/1/21		$75,000	$74,232
Seagate HDD Cayman
4.750%, 6/1/23		25,000	25,352
4.750%, 1/1/25		50,000	49,460
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	287,100
Vale Overseas Ltd.
4.375%, 1/11/22		38,000	37,114
XLIT Ltd.
6.375%, 11/15/24		100,000	117,828

Total Cayman Islands			1,278,973

Colombia (0.2%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	76,478
4.125%, 1/16/25		100,000	92,280
Republic of Colombia
7.375%, 3/18/19		150,000	174,187
4.000%, 2/26/24		200,000	199,000

Total Colombia			541,945

Czech Republic (0.1%)
EP Energy A/S
5.875%, 11/1/19 (m)	EUR	376,000	471,507

France (1.1%)
Autoroutes du Sud de la France S.A.
2.950%, 1/17/24 (m)		600,000	733,231
BNP Paribas S.A.
2.400%, 12/12/18		$100,000	101,024
5.000%, 1/15/21		131,000	144,924
BPCE S.A.
2.500%, 7/15/19		250,000	252,665
France Government Bond OAT
1.750%, 11/25/24	EUR	1,450,000	1,710,421
Orange S.A.
2.750%, 9/14/16		$200,000	203,567
Sanofi S.A.
1.250%, 4/10/18		75,000	74,580
4.000%, 3/29/21		94,000	100,641
Total Capital International S.A.
2.125%, 1/10/19		100,000	100,778
2.700%, 1/25/23		113,000	108,912
Total Capital S.A.
4.450%, 6/24/20		75,000	82,156

Total France			3,612,899

Germany (2.4%)
Deutsche Bank AG/London
1.400%, 2/13/17		100,000	99,742
6.000%, 9/1/17		150,000	163,180
1.875%, 2/13/18		150,000	149,561
2.500%, 2/13/19		100,000	99,948
FMS Wertmanagement AoeR
0.625%, 1/30/17		250,000	249,618
HP Pelzer Holding GmbH
7.500%, 7/15/21§	EUR	300,000	359,506

KfW
1.250%, 2/15/17		$188,000	189,271
0.750%, 3/17/17		400,000	399,125
1.000%, 1/26/18		150,000	149,338
1.875%, 4/1/19		3,000,000	3,034,762
2.750%, 9/8/20		564,000	585,306
2.000%, 10/4/22		188,000	184,039
5.000%, 3/19/24	AUD	1,790,000	1,533,255
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$113,000	114,855
5.125%, 2/1/17		56,000	59,842
Rapid Holding GmbH
6.625%, 11/15/20§	EUR	250,000	271,048
Volkswagen Leasing GmbH
2.625%, 1/15/24 (m)		500,000	599,117

Total Germany			8,241,513

Ireland (0.3%)
GE Capital UK Funding
5.125%, 5/24/23	GBP	200,000	360,981
4.125%, 9/13/23 (m)	GBP	430,000	728,453

Total Ireland			1,089,434

Israel (0.1%)
B Communications Ltd.
7.375%, 2/15/21§		$200,000	213,500
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		45,000	43,436

Total Israel			256,936

Italy (2.6%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	206,594
Italy Buoni Poliennali Del Tesoro
0.700%, 5/1/20	EUR	4,100,000	4,461,759
2.500%, 12/1/24		3,280,000	3,732,570
Republic of Italy
5.250%, 9/20/16		$244,000	255,894

Total Italy			8,656,817

Japan (0.1%)
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	110,166
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	252,482

Total Japan			362,648

Luxembourg (0.3%)
Actavis Funding SCS
2.450%, 6/15/19		250,000	247,417
3.800%, 3/15/25		150,000	147,210
Befesa Zinc S.A.U. Via Zinc Capital S.A.
8.875%, 5/15/18 (m)	EUR	225,000	260,900
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	103,379
Pentair Finance S.A.
2.650%, 12/1/19		94,000	93,057

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Tyco Electronics Group S.A.
6.550%, 10/1/17		$75,000	$83,087

Total Luxembourg			935,050

Malaysia (1.1%)
Malaysia Government Bond
3.795%, 9/30/22	MYR	14,550,000	3,814,313

Mexico (2.4%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	125,085
3.000%, 7/12/21	EUR	526,000	639,410
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	170,789
3.125%, 1/23/19		150,000	151,500
3.500%, 1/30/23		94,000	88,689
4.875%, 1/18/24		100,000	102,500
United Mexican States
4.750%, 6/14/18	MXN	102,600,000	6,555,994
5.125%, 1/15/20		$150,000	165,450
3.500%, 1/21/21		50,000	50,957
4.000%, 10/2/23		150,000	154,125

Total Mexico			8,204,499

Netherlands (1.9%)
ABN AMRO Bank N.V.
2.450%, 6/4/20§		1,220,000	1,210,508
ASML Holding N.V.
3.375%, 9/19/23 (m)	EUR	450,000	562,698
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.625%, 12/1/23		$250,000	257,853
Fiat Chrysler Automobiles N.V.
5.250%, 4/15/23§		250,000	245,050
Gas Natural Fenosa Finance B.V.
3.875%, 4/11/22 (m)	EUR	100,000	126,455
2.875%, 3/11/24 (m)		500,000	592,269
Grupo Antolin Dutch B.V.
5.125%, 6/30/22§		100,000	113,249
Grupo Isolux Corsan Finance B.V.
6.625%, 4/15/21§		200,000	177,819
6.625%, 4/15/21 (m)		200,000	177,818
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	94,815
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	229,845
MDC-GMTN B.V.
5.500%, 4/20/21 (m)		319,000	364,458
Petrobras Global Finance B.V.
7.875%, 3/15/19		169,000	178,813
5.750%, 1/20/20		105,000	103,730
5.375%, 1/27/21		231,000	221,339
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20 (m)	EUR	200,000	231,331
Schaeffler Finance B.V.
3.500%, 5/15/22 (m)		250,000	279,409
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	204,641
3.400%, 8/12/23		50,000	51,066
3.250%, 5/11/25		95,000	94,057
Siemens Financieringsmaatschappij N.V.
2.900%, 5/27/22§		1,000,000	987,550

Total Netherlands			6,504,773

New Zealand (1.8%)
New Zealand Government Bond
3.000%, 4/15/20	NZD	4,800,000	3,239,400
5.500%, 4/15/23 (m)		3,775,000	2,939,737

Total New Zealand			6,179,137

Norway (0.2%)
Lock A/S
7.000%, 8/15/21§	EUR	300,000	352,850
Statoil ASA
3.125%, 8/17/17		$38,000	39,473
5.250%, 4/15/19		94,000	104,746
3.700%, 3/1/24		100,000	103,328

Total Norway			600,397

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	89,609

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	222,075
10.625%, 3/16/25		100,000	159,625

Total Philippines			381,700

Poland (2.0%)
Republic of Poland
6.375%, 7/15/19		225,000	259,852
5.000%, 3/23/22		38,000	42,175
4.000%, 10/25/23	PLN	23,000,000	6,468,811
4.000%, 1/22/24		$100,000	104,624

Total Poland			6,875,462

Singapore (0.9%)
Singapore Government Bond
3.000%, 9/1/24	SGD	4,125,000	3,144,782

South Africa (1.2%)
Republic of South Africa
8.000%, 12/21/18	ZAR	15,000,000	1,249,271
5.500%, 3/9/20		$200,000	217,500
7.750%, 2/28/23	ZAR	32,600,000	2,619,560

Total South Africa			4,086,331

South Korea (1.9%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	257,254
Republic of Korea
2.000%, 3/10/20	KRW	3,155,000,000	2,817,782
5.250%, 3/10/27		2,820,000,000	3,211,637

Total South Korea			6,286,673

Spain (3.6%)
Spain Government Bond
2.150%, 10/31/25 (m)	EUR	4,490,000	4,881,636
1.400%, 1/31/20		5,585,000	6,310,058
Telefonica Emisiones S.A.U.
5.597%, 3/12/20 (m)	GBP	400,000	693,291
5.462%, 2/16/21		$94,000	103,805

Total Spain			11,988,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Supranational (3.3%)
Asian Development Bank
0.750%, 7/28/17		$200,000	$199,821
1.750%, 9/11/18		100,000	101,464
1.875%, 2/18/22		2,200,000	2,161,070
EUROFIMA
6.250%, 12/28/18 (m)	AUD	750,000	644,505
European Bank for Reconstruction & Development
1.625%, 11/15/18		$200,000	201,482
European Investment Bank
5.125%, 9/13/16		75,000	79,009
1.125%, 12/15/16		250,000	251,603
0.875%, 4/18/17		500,000	500,829
1.000%, 8/17/17		350,000	350,753
1.000%, 12/15/17		376,000	375,635
1.125%, 8/15/18		250,000	249,453
1.375%, 6/15/20		250,000	244,028
1.875%, 2/10/25		200,000	189,625
Inter-American Development Bank
5.125%, 9/13/16		197,000	207,708
3.875%, 2/14/20		94,000	102,837
2.125%, 1/15/25		250,000	241,270
International Bank for Reconstruction & Development
2.250%, 6/24/21		200,000	202,500
1.625%, 2/10/22		3,800,000	3,671,402
2.125%, 2/13/23		131,000	129,622
International Finance Corp.
0.625%, 12/21/17		376,000	372,414
1.250%, 7/16/18		150,000	150,097
Nordic Investment Bank
0.750%, 1/17/18		376,000	373,231

Total Supranational			11,000,358

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	251,323
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	57,989

Total Sweden			309,312

Switzerland (0.3%)
Credit Suisse AG/New York
1.700%, 4/27/18		250,000	247,783
4.375%, 8/5/20		250,000	271,399
UBS AG/Connecticut
5.875%, 7/15/16		100,000	104,478
2.375%, 8/14/19		250,000	249,316

Total Switzerland			872,976

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		338,000	372,645
3.250%, 3/23/23		200,000	185,750
7.375%, 2/5/25		100,000	119,875

Total Turkey			678,270

United Kingdom (5.8%)
AA Bond Co., Ltd.
4.249%, 7/31/20 (m)	GBP	400,000	652,658

Abbey National Treasury Services plc/London
2.350%, 9/10/19		$150,000	149,997
2.375%, 3/16/20		700,000	697,400
AstraZeneca plc
5.900%, 9/15/17		75,000	82,495
Barclays Bank plc
5.140%, 10/14/20		131,000	142,179
Barclays plc
2.750%, 11/8/19		250,000	248,279
BP Capital Markets plc
2.237%, 5/10/19		150,000	150,731
2.521%, 1/15/20		50,000	50,303
2.315%, 2/13/20		200,000	199,152
4.500%, 10/1/20		38,000	41,412
3.062%, 3/17/22		130,000	129,548
3.245%, 5/6/22		75,000	75,383
Brighthouse Group plc
7.875%, 5/15/18 (m)	GBP	220,000	338,762
British Telecommunications plc
5.950%, 1/15/18		$100,000	110,700
Delphi Automotive plc
1.500%, 3/10/25	EUR	500,000	507,596
Diageo Capital plc
5.500%, 9/30/16		$113,000	119,481
Firstgroup plc
5.250%, 11/29/22 (m)	GBP	400,000	677,716
GHD Bondco plc
7.000%, 4/15/20§		150,000	211,553
7.000%, 4/15/20 (m)		150,000	211,553
GlaxoSmithKline Capital plc
1.500%, 5/8/17		$75,000	75,494
Heathrow Funding Ltd.
1.875%, 5/23/22 (m)	EUR	200,000	229,383
7.125%, 2/14/24 (m)	GBP	250,000	479,618
HSBC Holdings plc
5.100%, 4/5/21		$150,000	167,215
Imperial Tobacco Finance plc
2.250%, 2/26/21 (m)	EUR	600,000	690,116
Ineos Finance plc
4.000%, 5/1/23§		375,000	396,120
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		$200,000	196,500
5.000%, 2/15/22 (m)	GBP	150,000	241,580
Lloyds Bank plc
2.300%, 11/27/18		$200,000	201,650
New Look Secured Issuer plc
6.500%, 7/1/22§	GBP	300,000	460,816
Pizzaexpress Financing 2 plc
6.625%, 8/1/21 (m)		250,000	405,460
R&R Ice Cream plc
5.500%, 5/15/20 (m)		200,000	319,781
Rio Tinto Finance USA plc
3.500%, 3/22/22		$113,000	113,525
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	99,500
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	105,954
Sky plc
3.125%, 11/26/22§		150,000	144,099
3.750%, 9/16/24§		700,000	685,792
TES Finance plc
6.750%, 7/15/20 (m)	GBP	300,000	471,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Tesco plc
6.125%, 2/24/22	GBP	255,000	$430,403
United Kingdom Gilt
2.750%, 9/7/24 (m)		4,445,000	7,394,319
4.750%, 12/7/30 (m)		300,000	611,406
United Utilities Water Ltd.
5.750%, 3/25/22		250,000	459,681
Vodafone Group plc
5.450%, 6/10/19		$113,000	124,698
2.950%, 2/19/23		94,000	87,441
Wagamama Finance plc
7.875%, 2/1/20§	GBP	100,000	163,033
WPP Finance 2010
3.750%, 9/19/24		$50,000	49,779

Total United Kingdom			19,601,636

United States (54.5%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	64,002
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	92,471
Abbott Laboratories
2.550%, 3/15/22		90,000	87,943
AbbVie, Inc.
2.000%, 11/6/18		131,000	131,078
2.900%, 11/6/22		131,000	127,229
3.600%, 5/14/25		150,000	147,975
ACE INA Holdings, Inc.
3.350%, 5/15/24		100,000	99,358
Actavis, Inc.
3.250%, 10/1/22		75,000	72,581
Aetna, Inc.
2.200%, 3/15/19		250,000	248,437
Aflac, Inc.
2.650%, 2/15/17		150,000	153,524
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	55,775
Albemarle Corp.
1.875%, 12/8/21 (m)	EUR	350,000	384,752
3.000%, 12/1/19		$150,000	150,223
Allstate Corp.
3.150%, 6/15/23		94,000	94,209
Altria Group, Inc.
9.250%, 8/6/19		42,000	52,535
2.950%, 5/2/23		94,000	89,676
4.000%, 1/31/24		100,000	101,540
Amazon.com, Inc.
2.600%, 12/5/19		100,000	100,201
3.300%, 12/5/21		100,000	101,286
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	99,883
American Express Co.
7.000%, 3/19/18		103,000	116,662
2.650%, 12/2/22		203,000	195,193
American Express Credit Corp.
1.125%, 6/5/17		200,000	199,192
American Honda Finance Corp.
1.125%, 10/7/16		250,000	250,673
American International Group, Inc.
5.850%, 1/16/18		94,000	103,430
4.875%, 6/1/22		150,000	164,565

American Tower Corp.
5.050%, 9/1/20		113,000	122,830
5.000%, 2/15/24		100,000	105,203
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	106,162
4.000%, 10/15/23		100,000	104,509
Amgen, Inc.
4.000%, 9/13/29 (m)	GBP	400,000	632,850
3.450%, 10/1/20		$188,000	194,618
2.700%, 5/1/22		75,000	72,329
3.625%, 5/15/22		56,000	57,088
Amphenol Corp.
2.550%, 1/30/19		75,000	75,893
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	41,636
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17		100,000	100,294
1.250%, 1/17/18		150,000	149,139
2.150%, 2/1/19		250,000	250,619
2.625%, 1/17/23		94,000	90,035
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	51,211
Anthem, Inc.
2.300%, 7/15/18		250,000	251,192
2.250%, 8/15/19		100,000	98,154
Aon Corp.
5.000%, 9/30/20		113,000	124,435
Apache Corp.
5.625%, 1/15/17		85,000	90,167
Apple, Inc.
1.000%, 5/3/18		94,000	92,950
2.100%, 5/6/19		150,000	151,322
2.850%, 5/6/21		250,000	253,015
2.150%, 2/9/22		100,000	96,116
3.200%, 5/13/25		75,000	74,499
Applied Materials, Inc.
4.300%, 6/15/21		75,000	80,065
Arizona Public Service Co.
3.150%, 5/15/25		100,000	98,331
Arrow Electronics, Inc.
3.500%, 4/1/22		900,000	885,663
Associates Corp. of North America
6.950%, 11/1/18		38,000	43,664
AT&T, Inc.
5.500%, 2/1/18		64,000	69,972
5.800%, 2/15/19		188,000	210,509
3.875%, 8/15/21		113,000	116,588
3.000%, 6/30/22		50,000	48,289
2.625%, 12/1/22		94,000	88,011
3.400%, 5/15/25		150,000	142,757
Atmos Energy Corp.
8.500%, 3/15/19		56,000	67,936
Autodesk, Inc.
1.950%, 12/15/17		28,000	28,093
AutoZone, Inc.
4.000%, 11/15/20		94,000	100,113
AvalonBay Communities, Inc.
3.625%, 10/1/20		100,000	104,299
Baltimore Gas & Electric Co.
5.900%, 10/1/16		94,000	99,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Bank of America Corp.
3.750%, 7/12/16	$55,000	$56,485
5.625%, 10/14/16	115,000	121,383
5.700%, 5/2/17	250,000	266,765
5.650%, 5/1/18	390,000	428,452
2.600%, 1/15/19	200,000	202,079
2.650%, 4/1/19	100,000	101,053
7.625%, 6/1/19	190,000	225,477
2.250%, 4/21/20	100,000	98,204
5.625%, 7/1/20	190,000	214,724
4.125%, 1/22/24	100,000	102,751
4.200%, 8/26/24	100,000	99,546
4.000%, 1/22/25	100,000	97,454
Bank of New York Mellon Corp.
4.150%, 2/1/21	113,000	121,992
3.000%, 2/24/25	65,000	63,042
Baxter International, Inc.
5.375%, 6/1/18	113,000	124,404
BB&T Corp.
2.250%, 2/1/19	100,000	100,370
2.450%, 1/15/20	100,000	100,196
Bear Stearns Cos. LLC
4.650%, 7/2/18	75,000	80,908
Becton Dickinson and Co.
1.800%, 12/15/17	100,000	100,077
2.675%, 12/15/19	150,000	150,011
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	56,000	62,013
2.000%, 11/15/18	130,000	130,567
2.400%, 2/1/20	150,000	149,677
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	95,126
Boeing Capital Corp.
2.900%, 8/15/18	94,000	98,221
Boston Properties LP
5.625%, 11/15/20	100,000	114,350
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,460
3.850%, 5/15/25	50,000	48,530
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	99,267
2.000%, 8/1/22	94,000	89,198
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	75,000	83,293
3.050%, 3/15/22	94,000	93,702
3.750%, 4/1/24	25,000	25,554
CA, Inc.
2.875%, 8/15/18	100,000	101,953
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	291,276
Cardinal Health, Inc.
3.200%, 6/15/22	75,000	73,703
Caterpillar Financial Services Corp.
1.350%, 9/6/16	100,000	100,694
7.150%, 2/15/19	60,000	70,791
2.100%, 6/9/19	250,000	249,640
Caterpillar, Inc. 2.600%, 6/26/22	56,000	54,772
CBS Corp. 5.750%, 4/15/20	94,000	105,646
Celgene Corp. 3.950%, 10/15/20	19,000	20,064

CenterPoint Energy Resources Corp. 4.500%, 1/15/21	65,000	70,431
CF Industries, Inc. 7.125%, 5/1/20	56,000	66,403
Charles Schwab Corp. 3.225%, 9/1/22	188,000	190,089
Chevron Corp.
2.193%, 11/15/19	285,000	286,547
3.191%, 6/24/23	75,000	75,581
Chubb Corp. 6.375%, 3/29/67 (l)	38,000	39,805
Cigna Corp. 4.500%, 3/15/21	94,000	102,151
Cisco Systems, Inc. 4.450%, 1/15/20	188,000	205,849
Citigroup, Inc.
1.750%, 5/1/18	94,000	93,488
8.500%, 5/22/19	188,000	229,328
5.375%, 8/9/20	38,000	42,542
3.875%, 10/25/23	100,000	101,966
3.750%, 6/16/24	200,000	200,564
3.300%, 4/27/25	65,000	62,546
Clorox Co. 3.500%, 12/15/24	100,000	98,345
CNA Financial Corp. 5.875%, 8/15/20	56,000	63,766
Coca-Cola Co.
1.800%, 9/1/16	75,000	75,978
3.150%, 11/15/20	169,000	176,643
3.200%, 11/1/23	100,000	100,430
Colgate-Palmolive Co. 1.500%, 11/1/18	100,000	100,152
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	38,000	52,320
Comcast Corp.
6.500%, 1/15/17	75,000	81,269
5.150%, 3/1/20	94,000	105,717
Commonwealth Edison Co. 3.400%, 9/1/21	150,000	155,705
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E 4.200%, 12/1/21	95,000	103,876
ConAgra Foods, Inc. 3.200%, 1/25/23	68,000	63,271
Connecticut Light & Power Co. 2.500%, 1/15/23	94,000	90,233
ConocoPhillips Co.
2.875%, 11/15/21	80,000	80,066
2.400%, 12/15/22	94,000	89,250
Consolidated Edison Co. of New York, Inc. 5.850%, 4/1/18	131,000	145,661
Consumers Energy Co. 6.700%, 9/15/19	94,000	110,356
Continental Resources, Inc.
4.500%, 4/15/23	50,000	48,207
3.800%, 6/1/24	100,000	90,945
Corning, Inc. 4.250%, 8/15/20	56,000	61,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Costco Wholesale Corp.
5.500%, 3/15/17		$38,000	$40,934
2.250%, 2/15/22		55,000	53,399
Credit Suisse USA, Inc. 5.850%, 8/16/16		75,000	79,096
CSX Corp. 7.375%, 2/1/19		98,000	114,883
CVS Health Corp.
5.750%, 6/1/17		51,000	55,088
2.250%, 12/5/18		250,000	252,939
Danaher Corp. 3.900%, 6/23/21		38,000	40,799
DDR Corp. 3.625%, 2/1/25		100,000	95,953
Deere & Co.
4.375%, 10/16/19		131,000	143,255
2.600%, 6/8/22		38,000	37,331
Delphi Corp. 4.150%, 3/15/24		100,000	102,625
Devon Energy Corp. 4.000%, 7/15/21		113,000	118,583
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21		188,000	200,372
3.950%, 1/15/25		100,000	98,157
Discover Financial Services 3.950%, 11/6/24		100,000	97,060
Discovery Communications LLC
5.050%, 6/1/20		38,000	41,622
4.375%, 6/15/21		38,000	39,944
1.900%, 3/19/27	EU	R525,000	530,432
Dollar General Corp. 1.875%, 4/15/18		$56,000	55,730
Dominion Gas Holdings LLC
1.050%, 11/1/16		100,000	99,875
3.600%, 12/15/24		50,000	49,685
Dominion Resources, Inc. 2.500%, 12/1/19		300,000	301,001
Dow Chemical Co.
8.550%, 5/15/19		113,000	137,854
4.250%, 11/15/20		94,000	99,881
DTE Energy Co. 2.400%, 12/1/19		150,000	149,780
Duke Energy Corp. 3.950%, 10/15/23		100,000	103,856
Duke Energy Indiana, Inc. 3.750%, 7/15/20		38,000	40,401
E.I. du Pont de Nemours & Co. 5.250%, 12/15/16		56,000	59,451
Eastman Chemical Co. 3.600%, 8/15/22		75,000	75,644
Eaton Corp. 2.750%, 11/2/22		94,000	91,442
eBay, Inc. 3.250%, 10/15/20		38,000	39,197
Ecolab, Inc. 4.350%, 12/8/21		94,000	100,976
Edison International 3.750%, 9/15/17		19,000	19,937
EMC Corp. 1.875%, 6/1/18		150,000	150,113

Emerson Electric Co. 2.625%, 2/15/23		94,000	91,916
Energy Transfer Partners LP 4.650%, 6/1/21		150,000	153,741
Entergy Corp. 5.125%, 9/15/20		113,000	123,000
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	150,295
3.350%, 3/15/23		94,000	91,393
3.900%, 2/15/24		50,000	50,321
EOG Resources, Inc.
5.625%, 6/1/19		28,000	31,618
4.100%, 2/1/21		75,000	79,964
EQT Corp. 4.875%, 11/15/21		94,000	97,782
Essex Portfolio LP 3.875%, 5/1/24		100,000	101,526
Expedia, Inc. 5.950%, 8/15/20		56,000	62,405
Express Scripts Holding Co.
2.250%, 6/15/19		150,000	148,730
3.900%, 2/15/22		94,000	96,255
Exxon Mobil Corp.
1.305%, 3/6/18		100,000	99,990
2.397%, 3/6/22		100,000	98,382
3.176%, 3/15/24		100,000	101,803
Federal Farm Credit Bank 4.875%, 1/17/17		383,000	407,732
Federal Home Loan Bank 5.250%, 6/5/17		1,015,000	1,099,541
Federal Home Loan Mortgage Corp.
2.000%, 8/25/16		131,000	133,248
0.875%, 10/14/16		500,000	502,487
5.125%, 11/17/17		275,000	302,243
0.875%, 3/7/18		500,000	498,006
2.375%, 1/13/22		1,614,000	1,633,083
Federal National Mortgage Association
1.250%, 9/28/16		400,000	403,372
5.375%, 6/12/17		488,000	531,103
0.875%, 5/21/18		188,000	187,083
1.875%, 9/18/18		250,000	255,318
1.625%, 11/27/18		350,000	354,681
1.750%, 6/20/19		800,000	808,359
1.750%, 9/12/19		500,000	503,580
2.625%, 9/6/24		200,000	199,444
FedEx Corp.
2.300%, 2/1/20		60,000	59,639
2.625%, 8/1/22		19,000	18,394
Fidelity National Information Services, Inc. 3.500%, 4/15/23		75,000	72,778
Fifth Third Bancorp 2.300%, 3/1/19		75,000	74,977
Financing Corp. 9.800%, 4/6/18		150,000	185,836
Fiserv, Inc. 4.750%, 6/15/21		56,000	60,870
Florida Power & Light Co. 3.250%, 6/1/24		100,000	101,008
Flowserve Corp. 4.000%, 11/15/23		50,000	50,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Ford Motor Credit Co. LLC
4.250%, 2/3/17		$200,000	$208,091
3.000%, 6/12/17		200,000	204,524
1.724%, 12/6/17		250,000	248,250
2.875%, 10/1/18		200,000	203,200
Freeport-McMoRan, Inc.
2.375%, 3/15/18		100,000	99,303
3.100%, 3/15/20		94,000	92,909
3.550%, 3/1/22		94,000	86,454
Gap, Inc. 5.950%, 4/12/21		56,000	62,924
GATX Corp. 2.375%, 7/30/18		94,000	94,343
General Dynamics Corp.
3.875%, 7/15/21		38,000	40,692
2.250%, 11/15/22		56,000	52,860
General Electric Capital Corp.
1.500%, 7/12/16		188,000	189,574
5.400%, 2/15/17		113,000	120,784
1.250%, 5/15/17		250,000	250,709
5.625%, 9/15/17		38,000	41,401
6.000%, 8/7/19		150,000	171,901
5.300%, 2/11/21		263,000	296,148
3.100%, 1/9/23		75,000	74,887
6.375%, 11/15/67 (l)		75,000	80,625
General Electric Co.
5.250%, 12/6/17		75,000	81,781
2.700%, 10/9/22		75,000	73,770
General Mills, Inc.
5.650%, 2/15/19		94,000	104,783
2.200%, 10/21/19		100,000	99,173
General Motors Financial Co., Inc. 4.000%, 1/15/25		200,000	196,260
Gilead Sciences, Inc. 4.400%, 12/1/21		113,000	123,335
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	104,942
2.800%, 3/18/23		94,000	92,013
Goldman Sachs Group, Inc.
5.625%, 1/15/17		207,000	219,244
6.150%, 4/1/18		282,000	313,445
2.625%, 1/31/19		275,000	277,937
2.550%, 10/23/19		100,000	99,851
6.000%, 6/15/20		188,000	215,356
3.625%, 1/22/23		56,000	55,927
3.850%, 7/8/24		150,000	149,529
Great Plains Energy, Inc. 4.850%, 6/1/21		38,000	41,373
Hartford Financial Services Group, Inc. 5.500%, 3/30/20		56,000	62,730
HCP, Inc.
6.000%, 1/30/17		96,000	103,013
2.625%, 2/1/20		94,000	93,003
3.400%, 2/1/25		150,000	140,271
Health Care REIT, Inc. 4.700%, 9/15/17		188,000	200,230
Hewlett-Packard Co.
5.500%, 3/1/18		225,000	246,249
2.750%, 1/14/19		100,000	100,765
Historic TW, Inc. 6.875%, 6/15/18		38,000	43,377

HJ Heinz Co. 3.500%, 7/15/22 (b)§		100,000	100,200
Home Depot, Inc.
2.000%, 6/15/19		250,000	250,851
2.625%, 6/1/22		75,000	73,503
Honeywell International, Inc. 5.300%, 3/1/18		64,000	70,798
Hospitality Properties Trust 4.500%, 3/15/25		100,000	99,587
HSBC Finance Corp. 6.676%, 1/15/21		83,000	96,248
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,853
2.250%, 6/23/19		300,000	299,230
Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 8/15/18		75,000	85,719
Ingram Micro, Inc. 5.250%, 9/1/17		38,000	40,569
Intel Corp.
3.300%, 10/1/21		94,000	97,877
2.700%, 12/15/22		75,000	73,287
International Business Machines Corp.
1.950%, 2/12/19		150,000	150,666
3.625%, 2/12/24		150,000	151,705
International Paper Co.
4.750%, 2/15/22		47,000	50,783
3.650%, 6/15/24		100,000	98,485
Iron Mountain, Inc. 6.750%, 10/15/18	EUR	189,000	210,970
Jefferies Group LLC 5.125%, 4/13/18		$75,000	79,432
JM Smucker Co. 3.000%, 3/15/22§		135,000	132,332
John Deere Capital Corp.
1.050%, 10/11/16		150,000	150,505
1.125%, 6/12/17		250,000	250,262
Johnson & Johnson
2.450%, 12/5/21		100,000	100,461
3.375%, 12/5/23		50,000	51,710
JPMorgan Chase & Co.
1.350%, 2/15/17		150,000	150,163
1.625%, 5/15/18		94,000	93,316
2.250%, 1/23/20		100,000	98,250
4.250%, 10/15/20		376,000	401,840
3.250%, 9/23/22		301,000	298,863
3.200%, 1/25/23		131,000	128,871
3.625%, 5/13/24		100,000	99,335
3.875%, 9/10/24		150,000	147,278
3.125%, 1/23/25		100,000	95,049
JPMorgan Chase Bank N.A. 6.000%, 10/1/17		250,000	272,128
Juniper Networks, Inc. 4.600%, 3/15/21		38,000	39,938
Kellogg Co. 4.000%, 12/15/20		94,000	99,962
KeyCorp 5.100%, 3/24/21		75,000	83,146
Kimberly-Clark Corp. 1.900%, 5/22/19		150,000	149,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Kinder Morgan Energy Partners LP
6.850%, 2/15/20		$150,000	$172,522
6.500%, 4/1/20		75,000	85,166
Kinder Morgan, Inc. 3.050%, 12/1/19		250,000	249,550
KLA-Tencor Corp. 4.125%, 11/1/21		90,000	91,888
Kohl’s Corp. 4.750%, 12/15/23		50,000	53,646
Kraft Foods Group, Inc. 5.375%, 2/10/20		98,000	109,086
Kroger Co. 6.150%, 1/15/20		94,000	108,083
L-3 Communications Corp.
3.950%, 11/15/16		56,000	57,777
4.950%, 2/15/21		56,000	59,947
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	100,972
3.200%, 2/1/22		50,000	49,278
Lam Research Corp. 3.800%, 3/15/25		680,000	656,330
Leucadia National Corp. 5.500%, 10/18/23		50,000	50,656
LG&E and KU Energy LLC 3.750%, 11/15/20		75,000	79,022
Liberty Property LP 4.125%, 6/15/22		56,000	57,120
Life Technologies Corp. 5.000%, 1/15/21		75,000	82,595
Lincoln National Corp. 4.850%, 6/24/21		56,000	61,231
Lockheed Martin Corp. 4.250%, 11/15/19		113,000	122,835
Lowe’s Cos., Inc. 5.400%, 10/15/16		56,000	59,330
Macy’s Retail Holdings, Inc. 3.625%, 6/1/24		100,000	99,000
Marathon Oil Corp. 2.800%, 11/1/22		75,000	70,493
Marathon Petroleum Corp. 5.125%, 3/1/21		94,000	103,063
Marriott International, Inc. 3.125%, 10/15/21		100,000	99,798
Marsh & McLennan Cos., Inc. 3.500%, 6/3/24		100,000	99,476
McDonald’s Corp.
5.350%, 3/1/18		75,000	82,263
3.250%, 6/10/24		150,000	148,376
McKesson Corp. 2.284%, 3/15/19		150,000	149,824
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	43,332
4.125%, 9/15/20		75,000	78,974
Medtronic, Inc.
2.500%, 3/15/20§		150,000	150,338
4.450%, 3/15/20		94,000	102,291
3.150%, 3/15/22§		55,000	55,140
2.750%, 4/1/23		56,000	54,006
3.500%, 3/15/25§		100,000	99,489
Merck & Co., Inc.
1.300%, 5/18/18		94,000	93,549
1.850%, 2/10/20		150,000	149,216
2.350%, 2/10/22		30,000	28,986

MetLife, Inc.
6.817%, 8/15/18		68,000	78,308
4.750%, 2/8/21		100,000	110,279
Microsoft Corp.
1.000%, 5/1/18		113,000	112,488
1.625%, 12/6/18		150,000	150,753
3.000%, 10/1/20		56,000	58,310
2.375%, 2/12/22		60,000	59,003
Mondelez International, Inc. 2.250%, 2/1/19		100,000	100,576
Monsanto Co.
1.150%, 6/30/17		150,000	149,203
2.750%, 7/15/21		35,000	34,094
Moody’s Corp. 4.500%, 9/1/22		19,000	20,100
Morgan Stanley
2.500%, 1/24/19		150,000	151,393
7.300%, 5/13/19		282,000	331,757
2.375%, 7/23/19		150,000	148,894
5.500%, 1/26/20		150,000	166,828
2.800%, 6/16/20		95,000	95,009
5.750%, 1/25/21		188,000	213,921
3.750%, 2/25/23		56,000	56,688
4.100%, 5/22/23		100,000	100,557
1.750%, 1/30/25	EUR	350,000	375,241
Mosaic Co. 4.250%, 11/15/23		$100,000	102,516
Motorola Solutions, Inc. 3.750%, 5/15/22		56,000	54,941
MUFG Americas Holdings Corp. 3.000%, 2/10/25		150,000	140,964
Murphy Oil Corp. 3.700%, 12/1/22		75,000	68,802
Murray Street Investment Trust I 4.647%, 3/9/17 (e)		94,000	98,633
Nabors Industries, Inc. 4.625%, 9/15/21		94,000	93,419
NASDAQ OMX Group, Inc. 5.550%, 1/15/20		75,000	82,999
National Oilwell Varco, Inc. 2.600%, 12/1/22		113,000	107,180
National Retail Properties, Inc. 3.900%, 6/15/24		100,000	100,137
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17		75,000	80,586
2.150%, 2/1/19		200,000	200,259
NBCUniversal Media LLC
4.375%, 4/1/21		150,000	162,421
2.875%, 1/15/23		94,000	91,173
NetApp, Inc.
2.000%, 12/15/17		38,000	38,181
3.375%, 6/15/21		100,000	98,142
Newmont Mining Corp. 3.500%, 3/15/22		94,000	89,610
NextEra Energy Capital Holdings, Inc. 2.700%, 9/15/19		150,000	150,928
NiSource Finance Corp. 6.125%, 3/1/22		100,000	115,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Noble Energy, Inc. 4.150%, 12/15/21		$94,000	$97,081
Norfolk Southern Corp. 5.900%, 6/15/19		103,000	116,822
Northrop Grumman Corp. 3.500%, 3/15/21		19,000	19,601
Occidental Petroleum Corp. 2.700%, 2/15/23		94,000	90,409
Omnicom Group, Inc.
4.450%, 8/15/20		38,000	40,510
3.625%, 5/1/22		19,000	19,113
Oncor Electric Delivery Co. LLC 2.150%, 6/1/19		150,000	148,475
ONEOK Partners LP 8.625%, 3/1/19		94,000	111,880
Oracle Corp.
5.750%, 4/15/18		188,000	209,203
2.250%, 10/8/19		250,000	251,296
2.500%, 5/15/22		100,000	97,031
2.500%, 10/15/22		75,000	72,181
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	45,369
3.500%, 10/1/20		56,000	58,052
Parker-Hannifin Corp. 3.300%, 11/21/24		100,000	100,203
PepsiCo, Inc.
5.000%, 6/1/18		94,000	103,335
7.900%, 11/1/18		19,000	22,750
1.850%, 4/30/20		100,000	98,674
2.750%, 3/1/23		200,000	196,253
Pfizer, Inc.
4.650%, 3/1/18		38,000	41,348
6.200%, 3/15/19		94,000	107,188
2.100%, 5/15/19		100,000	100,629
Philip Morris International, Inc.
5.650%, 5/16/18		75,000	83,245
3.600%, 11/15/23		50,000	50,724
Phillips 66 2.950%, 5/1/17		56,000	57,520
Pitney Bowes, Inc. 4.750%, 5/15/18		38,000	40,259
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	88,397
3.850%, 10/15/23		150,000	148,847
PNC Bank N.A. 2.950%, 2/23/25		250,000	240,262
PPL Capital Funding, Inc. 4.200%, 6/15/22		47,000	49,508
Precision Castparts Corp. 2.500%, 1/15/23		38,000	36,280
Priceline Group, Inc.
2.375%, 9/23/24	EUR	600,000	655,728
1.800%, 3/3/27		220,000	216,130
Pride International, Inc. 8.500%, 6/15/19		$75,000	88,736
Procter & Gamble Co. 4.700%, 2/15/19		131,000	147,016
Progress Energy, Inc. 4.400%, 1/15/21		94,000	100,384

Progressive Corp. 3.750%, 8/23/21		56,000	59,536
Prologis LP
4.500%, 8/15/17		38,000	40,269
6.875%, 3/15/20		34,000	39,566
3.350%, 2/1/21		150,000	152,613
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	150,145
5.875%, 9/15/42 (l)		100,000	105,750
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	149,440
3.050%, 11/15/24		100,000	99,091
Puget Energy, Inc. 3.650%, 5/15/25§		100,000	97,467
QUALCOMM, Inc. 3.450%, 5/20/25		100,000	97,464
QVC, Inc. 3.125%, 4/1/19		250,000	248,315
Raytheon Co. 3.125%, 10/15/20		94,000	97,226
Realty Income Corp. 3.250%, 10/15/22		56,000	54,423
Reinsurance Group of America, Inc. 4.700%, 9/15/23		50,000	52,823
Republic Services, Inc. 5.250%, 11/15/21		94,000	105,190
Reynolds American, Inc. 3.250%, 11/1/22		56,000	53,891
RJ Reynolds Tobacco Co. 6.875%, 5/1/20		38,000	44,209
Roper Technologies, Inc. 3.125%, 11/15/22		75,000	72,601
Rowan Cos., Inc.
4.875%, 6/1/22		28,000	27,939
Ryder System, Inc.
3.500%, 6/1/17		75,000	77,965
2.500%, 5/11/20		45,000	44,612
San Diego Gas & Electric Co.
3.600%, 9/1/23		100,000	103,650
Santander Holdings USA, Inc./Pennsylvania
2.650%, 4/17/20		120,000	117,995
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		100,000	98,068
Sempra Energy
2.400%, 3/15/20		200,000	198,410
Senior Housing Properties Trust
3.250%, 5/1/19		100,000	100,025
Simon Property Group LP
2.200%, 2/1/19		100,000	101,111
5.650%, 2/1/20		188,000	214,487
Southern California Edison Co.
3.875%, 6/1/21		19,000	20,386
Southern Co.
2.150%, 9/1/19		100,000	99,102
2.750%, 6/15/20		100,000	100,173
Southwest Airlines Co.
5.125%, 3/1/17		38,000	40,209
Southwestern Electric Power Co.
6.450%, 1/15/19		56,000	63,635
Southwestern Energy Co.
4.100%, 3/15/22		94,000	92,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Stanley Black & Decker, Inc.
2.900%, 11/1/22	$56,000	$55,105
Starbucks Corp.
3.850%, 10/1/23	50,000	52,867
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	190,000	198,312
5.877%, 3/1/19	90,000	97,047
State Street Corp.
3.300%, 12/16/24	65,000	64,786
SunTrust Banks, Inc./Georgia
3.500%, 1/20/17	94,000	96,818
Synchrony Financial
2.700%, 2/3/20	25,000	24,705
3.750%, 8/15/21	50,000	50,445
Sysco Corp.
2.350%, 10/2/19	100,000	100,576
Target Corp.
6.000%, 1/15/18	100,000	111,104
2.300%, 6/26/19	250,000	253,131
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	99,101
Tennessee Valley Authority
5.500%, 7/18/17	676,000	740,154
6.250%, 12/15/17	38,000	42,864
4.500%, 4/1/18	94,000	102,387
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,262
Textron, Inc.
4.300%, 3/1/24	100,000	103,321
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	162,244
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	234,688
Time Warner, Inc.
3.550%, 6/1/24	150,000	146,416
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	134,786
3.300%, 1/12/22	94,000	97,633
Travelers Cos., Inc.
5.750%, 12/15/17	113,000	124,798
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,766
U.S. Bancorp/Minnesota
2.200%, 11/15/16	188,000	191,304
2.200%, 4/25/19	150,000	151,638
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	148,149
8.125%, 5/15/21	750,000	1,012,053
7.125%, 2/15/23	188,000	255,038
7.500%, 11/15/24	500,000	722,319
U.S. Treasury Notes
0.500%, 7/31/16	3,000,000	3,004,746
4.875%, 8/15/16	526,000	552,369
0.500%, 8/31/16	1,000,000	1,001,396
1.000%, 8/31/16	1,691,000	1,703,088
0.625%, 10/15/16	2,000,000	2,005,342
0.375%, 10/31/16	2,000,000	1,998,438
3.125%, 10/31/16	465,000	481,504

0.500%, 11/30/16	4,500,000	4,502,813
2.750%, 11/30/16	2,000,000	2,064,365
0.625%, 12/31/16	1,500,000	1,503,222
0.875%, 12/31/16	2,500,000	2,514,661
0.750%, 1/15/17	300,000	301,106
3.000%, 2/28/17	2,400,000	2,497,570
3.250%, 3/31/17	406,000	425,029
0.875%, 4/30/17	503,000	505,535
0.625%, 5/31/17	1,014,000	1,013,961
2.750%, 5/31/17	1,127,000	1,172,718
0.875%, 6/15/17	1,500,000	1,507,024
0.625%, 6/30/17	1,000,000	999,766
0.750%, 6/30/17	1,000,000	1,002,099
2.500%, 6/30/17	1,987,000	2,060,290
4.750%, 8/15/17	2,776,000	3,013,505
0.625%, 8/31/17	1,691,000	1,687,846
1.875%, 8/31/17	1,623,000	1,663,654
1.875%, 9/30/17	841,000	862,280
0.750%, 10/31/17	1,127,000	1,125,977
1.875%, 10/31/17	1,089,000	1,116,512
4.250%, 11/15/17	1,063,000	1,149,369
1.000%, 12/15/17	2,241,000	2,250,279
0.750%, 12/31/17	693,000	691,484
0.750%, 2/28/18	1,503,000	1,496,894
2.750%, 2/28/18	939,000	984,620
1.000%, 3/15/18	500,000	501,108
0.625%, 4/30/18	318,000	315,043
2.625%, 4/30/18	939,000	982,924
1.000%, 5/15/18	800,000	800,766
1.375%, 6/30/18	376,000	380,039
1.375%, 7/31/18	880,000	888,731
1.500%, 8/31/18	51,000	51,657
1.250%, 10/31/18	2,350,000	2,357,688
1.250%, 11/30/18	1,700,000	1,704,117
1.500%, 12/31/18	3,005,000	3,034,287
1.250%, 1/31/19	450,000	450,141
1.375%, 2/28/19	1,938,000	1,944,983
1.500%, 2/28/19	600,000	604,922
1.625%, 3/31/19	400,000	404,754
3.125%, 5/15/19	500,000	533,555
1.500%, 5/31/19	500,000	502,695
1.625%, 6/30/19	2,000,000	2,018,770
1.625%, 7/31/19	600,000	605,180
3.625%, 8/15/19	843,000	917,545
1.625%, 8/31/19	1,000,000	1,008,115
1.500%, 10/31/19	1,600,000	1,600,828
3.375%, 11/15/19	1,069,000	1,154,071
1.500%, 11/30/19	1,400,000	1,400,109
1.625%, 12/31/19	500,000	501,973
3.625%, 2/15/20	1,011,000	1,103,896
1.250%, 2/29/20	500,000	492,588
1.375%, 2/29/20	1,000,000	991,494
1.375%, 3/31/20	500,000	495,137
3.500%, 5/15/20	351,000	381,685
1.375%, 5/31/20	289,000	285,512
1.500%, 5/31/20	900,000	895,060
1.625%, 6/30/20	900,000	899,859
2.625%, 8/15/20	376,000	393,170
2.000%, 9/30/20	550,000	558,030
2.625%, 11/15/20	1,774,000	1,852,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

2.000%, 11/30/20		$600,000	$607,453
2.375%, 12/31/20		350,000	360,804
3.625%, 2/15/21		1,000,000	1,096,963
3.125%, 5/15/21		1,446,000	1,546,528
2.125%, 6/30/21		3,700,000	3,745,744
2.250%, 7/31/21		600,000	611,268
2.125%, 8/15/21		188,000	190,095
2.125%, 9/30/21		500,000	505,000
2.000%, 11/15/21		1,722,000	1,724,741
1.875%, 11/30/21		2,075,000	2,061,221
1.500%, 1/31/22		200,000	193,625
2.000%, 2/15/22		688,000	687,812
1.750%, 2/28/22		950,000	933,468
1.750%, 3/31/22		1,400,000	1,374,311
1.750%, 4/30/22		700,000	686,684
1.750%, 5/15/22		564,000	553,072
2.125%, 6/30/22		300,000	301,266
1.625%, 8/15/22		1,003,000	972,214
1.625%, 11/15/22		376,000	363,383
1.750%, 5/15/23		1,200,000	1,160,590
2.500%, 8/15/23		750,000	766,003
2.750%, 11/15/23		1,350,000	1,403,130
2.750%, 2/15/24		2,550,000	2,647,268
2.500%, 5/15/24		1,800,000	1,830,516
2.375%, 8/15/24		1,600,000	1,608,500
2.250%, 11/15/24		1,760,000	1,748,605
2.000%, 2/15/25		1,050,000	1,019,843
2.125%, 5/15/25		1,150,000	1,128,954
Union Pacific Corp.
5.700%, 8/15/18		94,000	105,939
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	77,894
United Technologies Corp.
3.100%, 6/1/22		56,000	56,191
UnitedHealth Group, Inc.
6.000%, 2/15/18		56,000	62,301
2.300%, 12/15/19		150,000	150,432
2.875%, 12/15/21		45,000	44,301
Valero Energy Corp.
6.125%, 2/1/20		56,000	63,942
Ventas Realty LP
3.750%, 5/1/24		150,000	148,763
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	39,362
Verizon Communications, Inc.
2.500%, 9/15/16		138,000	140,167
1.350%, 6/9/17		300,000	299,676
2.625%, 2/21/20		100,000	99,762
4.500%, 9/15/20		100,000	107,871
5.150%, 9/15/23		400,000	438,205
3.500%, 11/1/24		230,000	223,481
3.250%, 2/17/26	EUR	600,000	733,459
Viacom, Inc.
3.500%, 4/1/17		$94,000	97,184
2.750%, 12/15/19		145,000	144,590
3.875%, 12/15/21		75,000	75,715
Voya Financial, Inc.
5.500%, 7/15/22		100,000	111,938

Wachovia Corp.
5.750%, 6/15/17		188,000	204,010
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	99,373
3.100%, 9/15/22		19,000	18,458
3.600%, 11/20/25	GBP	250,000	386,401
Wal-Mart Stores, Inc.
1.950%, 12/15/18		$250,000	253,005
3.625%, 7/8/20		113,000	120,474
3.250%, 10/25/20		113,000	118,451
Walt Disney Co.
3.750%, 6/1/21		19,000	20,396
Wells Fargo & Co.
5.125%, 9/15/16		38,000	39,782
1.150%, 6/2/17		250,000	249,578
1.500%, 1/16/18		94,000	93,838
2.150%, 1/15/19		150,000	150,702
3.500%, 3/8/22		56,000	57,700
3.450%, 2/13/23		94,000	93,612
3.300%, 9/9/24		100,000	98,483
Western Union Co.
5.930%, 10/1/16		38,000	39,907
Williams Cos., Inc.
4.550%, 6/24/24		150,000	144,930
Williams Partners LP
4.125%, 11/15/20		150,000	156,418
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	75,925
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	56,000
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	102,693
Xerox Corp.
2.950%, 3/15/17		94,000	96,045
6.350%, 5/15/18		38,000	42,360
2.750%, 9/1/20		60,000	59,181
Yum! Brands, Inc.
3.875%, 11/1/20		75,000	77,771
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	99,535
3.150%, 4/1/22		100,000	98,255
Zoetis, Inc.
3.250%, 2/1/23		85,000	81,769

Total United States			183,985,348

Total Long-Term Debt Securities (99.0%) (Cost $338,368,291)			334,180,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	732,769	$732,769

Total Short-Term Investments (0.2%) (Cost $732,769)		732,769

Total Investments (99.2%) (Cost $339,101,060)		334,913,183
Other Assets Less Liabilities (0.8%)		2,851,867

Net Assets (100%)		$337,765,050

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $11,479,930 or 3.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $45,588,202 or 13.5% of net assets.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SGD	— Singapore Dollar
ZAR	— South African Rand

At June 30, 2015 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. Japanese Yen, expiring 7/21/15#	JPMorgan Chase Bank	7,261	1,015,000	$8,096,761	$8,295,461	$(198,700)
Japanese Yen vs. European Union Euro, expiring 7/21/15#	JPMorgan Chase Bank	1,370,000	10,755	11,196,829	11,993,419	(796,590)

						$(995,290)

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at June 30, 2015 of the currency being purchased, and the U.S. $ Settlement Value is the value at June 30, 2015 of the currency being sold.

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/24/15	JPMorgan Chase Bank	10,250	$8,204,021	$8,370,080	$(166,059)
European Union Euro vs. U.S. Dollar, expiring 9/16/15	JPMorgan Chase Bank	17,400	19,419,560	19,494,612	(75,052)
European Union Euro vs. U.S. Dollar, expiring 9/16/15	JPMorgan Chase Bank	5,425	6,054,661	6,141,973	(87,312)
Japanese Yen vs. U.S. Dollar, expiring 8/11/15	JPMorgan Chase Bank	3,600,000	29,429,744	30,200,962	(771,218)

					$(1,099,641)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	22,450	$17,237,447	$17,247,440	$(9,993)
Brazilian Real vs. U.S. Dollar, expiring 8/28/15	State Street Bank & Trust	10,700	3,301,042	3,369,283	(68,241)
British Pound vs. U.S. Dollar, expiring 9/11/15	JPMorgan Chase Bank	6,400	9,781,946	10,050,771	(268,825)
Canadian Dollar vs. U.S. Dollar, expiring 7/24/15	JPMorgan Chase Bank	4,385	3,521,350	3,509,720	11,630
Japanese Yen vs. U.S. Dollar, expiring 8/11/15	JPMorgan Chase Bank	1,000,000	8,090,170	8,174,929	(84,759)
New Zealand Dollar vs. U.S. Dollar, expiring 9/14/15	JPMorgan Chase Bank	9,050	6,472,289	6,093,340	378,949
Singapore Dollar vs. U.S. Dollar, expiring 7/15/15	JPMorgan Chase Bank	4,465	3,246,966	3,314,474	(67,508)
South African Rand vs. U.S. Dollar, expiring 8/31/15	JPMorgan Chase Bank	23,935	1,958,062	1,946,315	11,747

					$(97,000)

					$(2,191,931)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$10,287,718	$—	$10,287,718
Consumer Staples	—	7,813,809	—	7,813,809
Energy	—	6,851,607	—	6,851,607
Financials	—	39,717,824	—	39,717,824
Health Care	—	6,968,658	—	6,968,658
Industrials	—	7,909,121	—	7,909,121
Information Technology	—	7,568,186	—	7,568,186
Materials	—	3,736,141	—	3,736,141
Telecommunication Services	—	5,608,120	—	5,608,120
Utilities	—	6,330,467	—	6,330,467
Forward Currency Contracts	—	402,326	—	402,326
Government Securities
Foreign Governments	—	96,144,576	—	96,144,576
Municipal Bonds	—	399,235	—	399,235
Supranational	—	11,000,358	—	11,000,358
U.S. Government Agencies	—	8,005,116	—	8,005,116
U.S. Treasuries	—	115,839,478	—	115,839,478
Short-Term Investments	732,769	—	—	732,769

Total Assets	$732,769	$334,582,740	$—	$335,315,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(2,594,257)	$—	$(2,594,257)

Total Liabilities	$—	$(2,594,257)	$—	$(2,594,257)

Total	$732,769	$331,988,483	$—	$332,721,252

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$402,326

	Liability Derivatives
Foreign exchange contracts	Payables	$(2,594,257)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,589,910	$1,589,910

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(2,420,622)	$(2,420,622)

^ This Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $149,604,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$402,326	$(402,326)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$2,526,016	$(402,326)	$—	$2,123,690
State Street Bank & Trust	68,241	—	—	68,241

Total	$2,594,257	$(402,326)	$—	$2,191,931

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,090,125
Long-term U.S. government debt securities	32,106,369

$156,196,494

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,077,847
Long-term U.S. government debt securities	42,796,128

$148,873,975

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,764,037
Aggregate gross unrealized depreciation	(9,658,022)

Net unrealized depreciation	$(4,893,985)

Federal income tax cost of investments	$339,807,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $339,101,060)	$334,913,183
Cash	1,542,346
Foreign cash (Cost $1,238,249)	1,234,946
Receivable for securities sold	3,676,519
Dividends, interest and other receivables	2,300,560
Unrealized appreciation on forward foreign currency contracts	402,326
Receivable from Separate Accounts for Trust shares sold	139,260
Due from Custodian	113,295
Other assets	3,427

Total assets	344,325,862

LIABILITIES
Payable for securities purchased	3,490,252
Unrealized depreciation on forward foreign currency contracts	2,594,257
Investment management fees payable	152,202
Payable to Separate Accounts for Trust shares redeemed	144,279
Administrative fees payable	34,406
Distribution fees payable – Class IB	17,183
Distribution fees payable – Class IA	3,531
Trustees’ fees payable	395
Accrued expenses	124,307

Total liabilities	6,560,812

NET ASSETS	$337,765,050

Net assets were comprised of:
Paid in capital	$347,868,535
Accumulated undistributed net investment income (loss)	1,075,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(4,785,409)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(6,393,579)

Net assets	$337,765,050

Class IA
Net asset value, offering and redemption price per share, $17,027,775 / 1,892,767 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.00

Class IB
Net asset value, offering and redemption price per share, $83,273,184 / 9,275,862 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.98

Class K
Net asset value, offering and redemption price per share, $237,464,091 / 26,294,575 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest (net of $3,065 foreign withholding tax)	$4,618,474
Dividends	100

Total income	4,618,574

EXPENSES
Investment management fees	943,568
Administrative fees	212,069
Distribution fees – Class IB	106,829
Custodian fees	64,801
Professional fees	29,591
Distribution fees – Class IA	22,991
Recoupment fees	9,368
Printing and mailing expenses	8,897
Trustees’ fees	3,936
Miscellaneous	14,274

Total expenses	1,416,324

NET INVESTMENT INCOME (LOSS)	3,202,250

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(6,977,484)
Foreign currency transactions	1,776,634

Net realized gain (loss)	(5,200,850)

Change in unrealized appreciation (depreciation) on:
Investments	(3,784,323)
Foreign currency translations	(2,373,411)

Net change in unrealized appreciation (depreciation)	(6,157,734)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,358,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,156,334)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,202,250	$6,433,904
Net realized gain (loss) on investments and foreign currency transactions	(5,200,850)	310,758
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,157,734)	(4,734,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,156,334)	2,010,574

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(132,421)
Class IB	—	(608,154)
Class K	—	(2,247,812)

	—	(2,988,387)

Distributions from net realized capital gains
Class IA	—	(251,372)
Class IB	—	(1,174,580)
Class K	—	(3,076,027)

	—	(4,501,979)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,490,366)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 240,234 and 509,551 shares, respectively ]	2,203,122	4,829,125
Capital shares issued in reinvestment of dividends and distributions [ 0 and 41,226 shares, respectively ]	—	383,793
Capital shares repurchased [ (435,302) and (489,752) shares, respectively ]	(3,983,997)	(4,642,220)

Total Class IA transactions	(1,780,875)	570,698

Class IB
Capital shares sold [ 458,883 and 817,871 shares, respectively ]	4,202,701	7,724,045
Capital shares issued in reinvestment of dividends and distributions [ 0 and 191,850 shares, respectively ]	—	1,782,734
Capital shares repurchased [ (696,934) and (1,520,185) shares, respectively ]	(6,368,749)	(14,354,345)

Total Class IB transactions	(2,166,048)	(4,847,566)

Class K
Capital shares sold [ 1,727,952 and 10,400,786 shares, respectively ]	15,929,259	99,120,757
Capital shares issued in reinvestment of dividends and distributions [ 0 and 570,968 shares, respectively ]	—	5,323,839
Capital shares repurchased [ (1,277,671) and (2,361,503) shares, respectively ]	(11,740,719)	(22,449,095)

Total Class K transactions	4,188,540	81,995,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	241,617	77,718,633

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,914,717)	72,238,841
NET ASSETS:
Beginning of period	345,679,767	273,440,926

End of period (a)	$337,765,050	$345,679,767

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,075,503	$(2,126,747)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.22	$9.33	$9.88	$10.04	$9.97	$9.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.17	0.18	0.19	0.21	0.28
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	(0.30)	(0.10)	(0.43)	0.18	0.27	0.34

Total from investment operations	(0.22)	0.07	(0.25)	0.37	0.48	0.62

Less distributions:
Dividends from net investment income	—	(0.06)	— #	(0.15)	(0.37)	(0.31)
Distributions from net realized gains	—	(0.12)	(0.30)	(0.38)	(0.04)	—

Total dividends and distributions	—	(0.18)	(0.30)	(0.53)	(0.41)	(0.31)

Net asset value, end of period	$9.00	$9.22	$9.33	$9.88	$10.04	$9.97

Total return (b)	(2.39)%	0.83%	(2.54)%	3.76%	4.78%	6.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,028	$19,249	$18,909	$21,325	$20,439	$807,035
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	0.97%	0.74%	0.74%
Before waivers (a)(f)	1.00%	1.00%	1.02%	0.97%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69%	1.84%	1.86%	1.84%	2.05%	2.79%
Before waivers (a)(f)	1.69%	1.84%	1.84%	1.84%	2.05%	2.79%
Portfolio turnover rate (z)^	44%	71%	44%	36%	86%	148%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.20	$9.31	$9.85	$10.01	$9.95	$9.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.17	0.18	0.18	0.21	0.25
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	(0.30)	(0.10)	(0.42)	0.19	0.23	0.35

Total from investment operations	(0.22)	0.07	(0.24)	0.37	0.44	0.60

Less distributions:
Dividends from net investment income	—	(0.06)	— #	(0.15)	(0.34)	(0.28)
Distributions from net realized gains	—	(0.12)	(0.30)	(0.38)	(0.04)	—

Total dividends and distributions	—	(0.18)	(0.30)	(0.53)	(0.38)	(0.28)

Net asset value, end of period	$8.98	$9.20	$9.31	$9.85	$10.01	$9.95

Total return (b)	(2.39)%	0.83%	(2.45)%	3.72%	4.41%	6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,273	$87,532	$93,327	$610,175	$621,818	$573,902
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.01%	0.99%	0.99%
Before waivers (a)(f)	1.00%	1.00%	1.02%	1.01%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69%	1.84%	1.84%	1.80%	2.09%	2.55%
Before waivers (a)(f)	1.69%	1.84%	1.83%	1.80%	2.09%	2.55%
Portfolio turnover rate (z)^	44%	71%	44%	36%	86%	148%

See Notes to Financial Statements.

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.24	$9.35	$9.88	$10.04	$10.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.20	0.20	0.21	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.30)	(0.10)	(0.43)	0.18	(0.19)

Total from investment operations	(0.21)	0.10	(0.23)	0.39	(0.09)

Less distributions:
Dividends from net investment income	—	(0.09)	— #	(0.17)	(0.36)
Distributions from net realized gains	—	(0.12)	(0.30)	(0.38)	(0.04)

Total dividends and distributions	—	(0.21)	(0.30)	(0.55)	(0.40)

Net asset value, end of period	$9.03	$9.24	$9.35	$9.88	$10.04

Total return (b)	(2.27)%	1.08%	(2.34)%	3.97%	(0.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,464	$238,899	$161,205	$138,577	$389,927
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%	0.75%	0.76%	0.74%
Before waivers (a)(f)	0.75%	0.75%	0.77%	0.76%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.94%	2.10%	2.11%	2.05%	2.94%
Before waivers (a)(f)	1.94%	2.10%	2.09%	2.05%	2.94%
Portfolio turnover rate (z)^	44%	71%	44%	36%	86%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Consumer Discretionary	12.1%
Industrials	12.1
Energy	11.9
Financials	11.1
Health Care	10.3
Information Technology	9.7
Telecommunication Services	8.7
Materials	6.8
Exchange Traded Funds	5.9
Consumer Staples	4.9
Investment Companies	3.1
Utilities	1.6
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,028.40	$5.43
Hypothetical (5% average return before expenses)	1,000.00	1,019.44	5.40
Class K
Actual	1,000.00	1,029.40	4.23
Hypothetical (5% average return before expenses)	1,000.00	1,020.63	4.21

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.08% and 0.84%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (89.2%)
Consumer Discretionary (12.1%)
Auto Components (0.7%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, 3/15/19	$525,000	$530,250
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	400,000	415,000
ZF North America Capital, Inc.
4.500%, 4/29/22§	150,000	147,120

		1,092,370

Distributors (0.4%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	471,000	503,970

Diversified Consumer Services (0.2%)
ServiceMaster Co. LLC
7.450%, 8/15/27	300,000	303,000

Hotels, Restaurants & Leisure (2.2%)
Choctaw Resort Development Enterprise
7.250%, 11/15/19§	720,000	712,800
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/1/18	500,000	513,150
LTF Merger Sub, Inc.
8.500%, 6/15/23§	251,000	242,842
MGM Resorts International
11.375%, 3/1/18	230,000	270,825
NCL Corp. Ltd.
5.250%, 11/15/19§	150,000	153,570
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	109,000	113,840
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	230,000	237,889
7.500%, 10/15/27	169,000	196,462
Viking Cruises Ltd.
8.500%, 10/15/22§	605,000	671,550
6.250%, 5/15/25§	153,000	151,853

		3,264,781

Household Durables (0.5%)
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	286,000	297,440
Mattamy Group Corp.
6.500%, 11/15/20§	220,000	212,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	210,000	202,650

		712,390

Internet & Catalog Retail (0.9%)
Netflix, Inc.
5.500%, 2/15/22§	625,000	646,875
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	765,000	680,850

		1,327,725

Media (6.1%)
Acosta, Inc.
7.750%, 10/1/22§	303,000	305,272

Altice S.A.
7.750%, 5/15/22§	440,000	425,700
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	330,000	299,673
CSC Holdings LLC
5.250%, 6/1/24	246,000	236,775
DISH DBS Corp.
5.000%, 3/15/23	225,000	208,125
5.875%, 11/15/24	406,000	390,004
Gray Television, Inc.
7.500%, 10/1/20	200,000	212,000
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	814,000	820,105
Interactive Data Corp.
5.875%, 4/15/19§	126,000	126,945
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	250,000	275,000
Metro-Goldwyn-Mayer, Inc., Term Loan
5.125%, 6/26/20	600,000	607,125
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	625,000	629,687
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	222,000	235,320
6.125%, 2/15/22§	116,000	117,740
Numericable-SFR
4.875%, 5/15/19§	775,000	767,250
Sirius XM Radio, Inc.
6.000%, 7/15/24§	1,000,000	1,010,000
5.375%, 4/15/25§	204,000	196,860
Tribune Media Co.
5.875%, 7/15/22§	606,000	610,545
Unitymedia GmbH
6.125%, 1/15/25§	600,000	627,000
VTR Finance B.V.
6.875%, 1/15/24§	575,000	587,219
Ziggo Bond Finance B.V.
5.875%, 1/15/25§	400,000	396,750

		9,085,095

Multiline Retail (0.4%)
99 Cents Only Stores LLC
11.000%, 12/15/19	375,000	339,375
Family Tree Escrow LLC
5.750%, 3/1/23§	265,000	277,588

		616,963

Specialty Retail (0.7%)
Hot Topic, Inc.
9.250%, 6/15/21§	200,000	208,500
New Academy Finance Co. LLC/New Academy Finance Corp.
8.000%, 6/15/18 PIK§	450,000	454,500
Party City Holdings, Inc.
8.875%, 8/1/20	182,000	193,830
Petco Animal Supplies, Inc.
9.250%, 12/1/18§	205,000	213,713

		1,070,543

Total Consumer Discretionary		17,976,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Consumer Staples (4.9%)
Beverages (0.4%)
Constellation Brands, Inc.
4.750%, 11/15/24	$155,000	$155,388
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	344,000	358,620

		514,008

Food & Staples Retailing (1.4%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	519,000	485,265
9.250%, 2/15/19§	339,000	344,085
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	470,000	480,575
Rite Aid Corp.
9.250%, 3/15/20	263,000	284,697
6.125%, 4/1/23§	415,000	427,450

		2,022,072

Food Products (0.9%)
JBS Investments GmbH
7.250%, 4/3/24§	250,000	257,690
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	150,000	159,562
5.750%, 6/15/25§	363,000	355,740
Progressive Solutions LLC
9.500%, 9/30/21	625,000	621,875

		1,394,867

Household Products (1.8%)
HRG Group, Inc.
7.750%, 1/15/22	1,000,000	975,000
7.750%, 1/15/22§	700,000	682,500
Spectrum Brands, Inc.
6.375%, 11/15/20	350,000	370,125
6.625%, 11/15/22	300,000	320,250
Sun Products Corp.
7.750%, 3/15/21§	320,000	288,800

		2,636,675

Tobacco (0.4%)
Vector Group Ltd.
7.750%, 2/15/21	600,000	642,780

Total Consumer Staples		7,210,402

Energy (11.9%)
Energy Equipment & Services (0.5%)
Unit Corp.
6.625%, 5/15/21	350,000	339,500
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23§	345,000	353,625

		693,125

Oil, Gas & Consumable Fuels (11.4%)
American Energy – Woodford LLC/AEW Finance Corp.
12.000%, 12/30/20 PIK§	142,000	99,400
Antero Resources Corp.
5.375%, 11/1/21	200,000	193,000
5.625%, 6/1/23§	392,000	379,770

Artsonig Pty Ltd.
11.500%, 4/1/19 PIK (b)§	374,247	142,214
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
9.250%, 8/15/21	293,000	216,820
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	485,000	497,125
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	231,000	236,775
7.750%, 4/15/23§	312,000	320,580
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	235,000	235,587
Chaparral Energy, Inc.
9.875%, 10/1/20	300,000	243,000
Concho Resources, Inc.
7.000%, 1/15/21	420,000	439,950
CONSOL Energy, Inc.
8.000%, 4/1/23§	175,000	166,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	207,000	211,140
6.250%, 4/1/23§	322,000	334,880
CrownRock LP/CrownRock Finance, Inc.
7.750%, 2/15/23§	550,000	585,750
Diamondback Energy, Inc.
7.625%, 10/1/21	128,000	136,000
Eclipse Resources Corp.
8.875%, 7/15/23§	258,000	249,563
Energen Corp.
4.625%, 9/1/21	500,000	480,937
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23§	391,000	391,977
Foresight Energy LLC/Foresight Energy Finance Corp.
7.875%, 8/15/21§	700,000	626,500
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	355,000	351,450
6.000%, 5/15/23	410,000	410,205
5.625%, 6/15/24	274,000	265,780
Gulfport Energy Corp.
7.750%, 11/1/20	475,000	498,750
6.625%, 5/1/23 (b)§	150,000	151,125
Halcon Resources Corp.
8.625%, 2/1/20§	250,000	246,875
9.750%, 7/15/20	410,000	275,725
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	405,000	317,925
Magnum Hunter Resources Corp.
9.750%, 5/15/20	257,000	230,015
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	145,000	138,475
Memorial Resource Development Corp.
5.875%, 7/1/22	450,000	433,575
Natural Resource Partners LP/NRP Finance Corp.
9.125%, 10/1/18	700,000	574,000
Oasis Petroleum, Inc.
6.875%, 3/15/22	240,000	244,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23§	$474,000	$476,370
Penn Virginia Corp.
8.500%, 5/1/20	480,000	430,800
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	245,000	266,438
Rice Energy, Inc.
7.250%, 5/1/23§	446,000	458,265
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 11/15/23§	220,000	213,400
RSP Permian, Inc.
6.625%, 10/1/22§	275,000	281,875
Sanchez Energy Corp.
7.750%, 6/15/21	212,000	208,820
Seven Generations Energy Ltd.
8.250%, 5/15/20§	725,000	769,225
6.750%, 5/1/23§	350,000	349,125
SM Energy Co.
5.625%, 6/1/25	83,000	81,755
Southern Star Central Corp.
5.125%, 7/15/22§	200,000	203,638
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	249,000	261,450
5.500%, 8/15/22	218,000	208,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19§	150,000	148,500
6.875%, 2/1/21	400,000	416,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	215,000	222,525
Ultra Petroleum Corp.
5.750%, 12/15/18§	192,000	184,320
6.125%, 10/1/24§	420,000	373,800
Westmoreland Coal Co.
8.750%, 1/1/22§	600,000	558,000
Whiting Canadian Holding Co. ULC
8.125%, 12/1/19	255,000	267,903
Whiting Petroleum Corp.
5.750%, 3/15/21	250,000	246,625

		16,952,887

Total Energy		17,646,012

Financials (11.1%)
Banks (0.2%)
Creditcorp.
12.000%, 7/15/18§	269,000	225,287

Capital Markets (0.8%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	600,996
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.000%, 8/1/21§	500,000	501,345

		1,102,341

Consumer Finance (1.3%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	250,000	249,850
4.500%, 5/15/21§	402,000	404,512
4.625%, 7/1/22	150,000	150,375
Ally Financial, Inc.
4.625%, 5/19/22	216,000	213,581
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	488,220
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	71,000	67,273
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	422,000	348,150

		1,921,961

Diversified Financial Services (5.4%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	780,000	434,850
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	461,000	461,000
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.750%, 2/15/18 (b)§	400,000	418,000
CNH Industrial Capital LLC
3.875%, 7/16/18§	350,000	350,455
DFC Finance Corp.
10.500%, 6/15/20§	555,000	421,800
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.250%, 8/1/22§	400,000	378,000
James Hardie International Finance Ltd.
5.875%, 2/15/23§	200,000	206,000
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	600,000	582,000
MJ Acquisition Corp.
9.000%, 4/22/23	650,000	648,375
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 7/1/21	575,000	534,031
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	973,000	954,805
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,266,000	1,234,350
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	405,000	268,060
Speedy Group Holdings Corp.
12.000%, 11/15/17§	603,000	539,685
Stearns Holdings, Inc.
9.375%, 8/15/20§	597,000	599,985

		8,031,396

Insurance (2.4%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	308,000	325,710
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	333,000	330,502
HUB International Ltd.
7.875%, 10/1/21§	1,100,000	1,122,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

National Financial Partners Corp.
9.000%, 7/15/21§	$880,000	$866,800
USI, Inc.
7.750%, 1/15/21§	319,000	322,190
York Risk Services Holding Corp.
8.500%, 10/1/22§	700,000	612,500

		3,579,702

Real Estate Management & Development (0.4%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	180,000	191,250
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	208,000	221,260
Howard Hughes Corp.
6.875%, 10/1/21§	225,000	238,500

		651,010

Thrifts & Mortgage Finance (0.6%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	700,000	667,625
Quicken Loans, Inc.
5.750%, 5/1/25§	250,000	238,125

		905,750

Total Financials		16,417,447

Health Care (10.3%)
Health Care Equipment & Supplies (0.7%)
Alere, Inc.
6.375%, 7/1/23§	400,000	407,000
Immucor, Inc.
11.125%, 8/15/19	292,000	308,790
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18	350,000	373,625

		1,089,415

Health Care Providers & Services (5.4%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	275,000	271,562
American Renal Holdings, Inc., Term Loan
8.500%, 3/20/20	599,878	596,878
Amsurg Corp.
5.625%, 7/15/22	400,000	404,000
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	450,000	474,750
ExamWorks Group, Inc.
5.625%, 4/15/23	150,000	153,810
HCA, Inc.
7.690%, 6/15/25	110,000	124,850
MedImpact Holdings, Inc.
10.500%, 2/1/18§	541,000	569,078
MPH Acquisition Holdings LLC
6.625%, 4/1/22§	233,000	237,963
Omnicare, Inc.
4.750%, 12/1/22	125,000	131,953
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§	300,000	319,170

Select Medical Corp.
6.375%, 6/1/21	475,000	476,187
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	450,000	453,375
Tenet Healthcare Corp.
6.000%, 10/1/20	300,000	319,890
8.125%, 4/1/22	187,000	204,485
6.750%, 6/15/23§	900,000	918,000
Truven Health Analytics, Inc.
10.625%, 6/1/20	1,285,000	1,346,038
U.S. Renal Care, Inc.
10.250%, 12/27/19	700,000	705,250
United Surgical Partners International, Inc.
9.000%, 4/1/20	292,000	311,710

		8,018,949

Life Sciences Tools & Services (0.1%)
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	98,000	99,470

Pharmaceuticals (4.1%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	854,000	866,276
Concordia Healthcare Corp.
7.000%, 4/15/23§	242,000	242,000
DBx Holdings B.V.
7.500%, 2/1/22§	126,000	132,300
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%, 7/15/23§	593,000	604,860
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	546,000	556,920
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	202,000	207,353
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20	382,000	407,212
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	385,000	416,339
5.875%, 5/15/23§	750,000	768,675
6.125%, 4/15/25§	1,801,000	1,848,367

		6,050,302

Total Health Care		15,258,136

Industrials (12.1%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	335,000	356,775
Bombardier, Inc.
6.125%, 1/15/23§	239,000	212,112
7.500%, 3/15/25§	315,000	287,438
DynCorp International, Inc.
10.375%, 7/1/17	684,000	478,800
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	111,510
TransDigm, Inc.
6.500%, 7/15/24	214,000	211,325
6.500%, 5/15/25§	675,000	663,187

		2,321,147

Air Freight & Logistics (0.5%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	265,000	274,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

XPO Logistics, Inc.
6.500%, 6/15/22§	$400,000	$390,520

		665,458

Building Products (1.0%)
Masonite International Corp.
5.625%, 3/15/23§	190,000	193,572
Nortek, Inc.
8.500%, 4/15/21	468,000	498,420
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	775,000	806,000

		1,497,992

Commercial Services & Supplies (1.9%)
Covanta Holding Corp.
5.875%, 3/1/24	210,000	209,475
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§	1,347,000	1,373,940
Multi-Color Corp.
6.125%, 12/1/22§	180,000	184,050
Mustang Merger Corp.
8.500%, 8/15/21§	220,000	223,300
TransUnion
8.125%, 6/15/18	397,000	405,059
9.625%, 6/15/18 PIK	490,000	490,000

		2,885,824

Construction & Engineering (1.1%)
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§	660,000	603,900
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	755,000	730,462
Tutor Perini Corp.
7.625%, 11/1/18	305,000	312,625

		1,646,987

Electrical Equipment (0.3%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	472,000	489,700

Machinery (2.2%)
Amsted Industries, Inc.
5.000%, 3/15/22§	375,000	374,531
BlueLine Rental Finance Corp.
7.000%, 2/1/19§	159,000	163,770
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	600,000	573,000
Global Brass & Copper, Inc.
9.500%, 6/1/19	490,000	536,550
Park-Ohio Industries, Inc.
8.125%, 4/1/21	267,000	283,354
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	713,000	757,562
Vander Intermediate Holding II Corp.
9.750%, 2/1/19 PIK§	231,000	226,958
Waterjet Holdings, Inc.
7.625%, 2/1/20§	259,000	269,360

		3,185,085

Road & Rail (0.7%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	250,000	260,312
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	300,000	298,500
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	499,000	505,238

		1,064,050

Trading Companies & Distributors (2.4%)
Ahern Rentals, Inc.
7.375%, 5/15/23§	61,000	60,390
Aircastle Ltd.
5.500%, 2/15/22	200,000	204,120
HD Supply, Inc.
11.500%, 7/15/20	534,000	616,770
Interline Brands, Inc.
10.000%, 11/15/18 PIK	440,000	459,800
International Lease Finance Corp.
8.625%, 1/15/22	377,000	461,825
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	350,000	327,467
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	93,000	94,395
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§	525,000	388,500
Solenis International LP
7.750%, 7/31/22	525,000	507,281
United Rentals North America, Inc.
4.625%, 7/15/23	300,000	294,180
5.500%, 7/15/25	175,000	169,313

		3,584,041

Transportation Infrastructure (0.4%)
Aguila 3 S.A.
7.875%, 1/31/18§	552,000	552,000

Total Industrials		17,892,284

Information Technology (9.7%)
Communications Equipment (1.6%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	341,000	351,230
Blue Coat Systems, Inc.
0.000%, 5/15/22	325,000	323,511
CommScope Technologies Finance LLC
6.000%, 6/15/25§	686,000	682,570
CommScope, Inc.
4.375%, 6/15/20§	525,000	530,250
ViaSat, Inc.
6.875%, 6/15/20	500,000	527,500

		2,415,061

Electronic Equipment, Instruments & Components (0.7%)
Anixter, Inc.
5.125%, 10/1/21	400,000	404,000
Brightstar Corp.
7.250%, 8/1/18§	206,000	217,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

CPI International, Inc.
8.750%, 2/15/18	$450,000	$461,250

		1,083,095

Internet Software & Services (1.8%)
Asurion LLC
8.500%, 2/19/21	1,250,000	1,267,500
Bankrate, Inc.
6.125%, 8/15/18§	178,000	172,660
Equinix, Inc.
4.875%, 4/1/20	150,000	151,875
5.375%, 1/1/22	150,000	150,375
5.750%, 1/1/25	200,000	198,500
j2 Global, Inc.
8.000%, 8/1/20	275,000	297,000
TCH 2 Holdings LLC, Term Loan
8.750%, 11/6/21	500,000	495,000

		2,732,910

IT Services (1.1%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	400,000	412,000
5.375%, 8/1/22§	830,000	819,625
SRA International, Inc.
11.000%, 10/1/19	395,000	418,700

		1,650,325

Semiconductors & Semiconductor Equipment (0.3%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	356,000	323,070
Micron Technology, Inc.
5.250%, 1/15/24§	75,000	70,642

		393,712

Software (4.1%)
Audatex North America, Inc.
6.000%, 6/15/21§	464,000	476,760
6.125%, 11/1/23§	400,000	409,750
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	353,000	353,000
BMC Software Finance, Inc.
8.125%, 7/15/21§	230,000	188,600
BMC Software, Inc.
7.250%, 6/1/18	80,000	73,800
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	755,000	539,825
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	139,000	139,087
Infor U.S., Inc.
6.500%, 5/15/22§	337,000	343,100
Italics Merger Sub, Inc.
0.000%, 5/29/22	450,000	448,500
7.125%, 7/15/23§	700,000	691,250
Nuance Communications, Inc.
5.375%, 8/15/20§	655,000	659,912
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	593,000	600,413
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	593,000	634,510

SS&C Technologies Holdings, Inc.
5.875%, 7/15/23§	450,000	454,500

		6,013,007

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.
6.375%, 12/15/23	71,000	74,727

Total Information Technology		14,362,837

Materials (6.8%)
Chemicals (1.5%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	278,000	279,390
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	471,000	435,675
Platform Specialty Products Corp.
6.500%, 2/1/22§	350,000	363,125
Rayonier AM Products, Inc.
5.500%, 6/1/24§	631,000	563,168
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	412,000	404,790
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.
6.750%, 5/1/22§	200,000	204,000

		2,250,148

Commercial Services & Supplies (0.2%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	338,000	345,605

Construction Materials (0.3%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	220,000	240,900
6.125%, 7/15/23§	222,000	222,000

		462,900

Containers & Packaging (1.3%)
Ardagh Finance Holdings S.A.
8.625%, 6/15/19 PIK§	217,771	225,393
BWAY Holding Co.
9.125%, 8/15/21§	535,000	549,712
Coveris Holding Corp.
10.000%, 6/1/18§	150,000	157,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	120,000	126,072
5.750%, 10/15/20	833,000	852,825

		1,911,690

Metals & Mining (3.5%)
Aleris International, Inc.
7.625%, 2/15/18	300,000	308,625
7.875%, 11/1/20	406,000	419,195
ArcelorMittal S.A.
7.000%, 2/25/22	255,000	275,553
7.750%, 10/15/39	400,000	398,000
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	770,000	727,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

FMG Resources (August 2006) Pty Ltd.
8.250%, 11/1/19§		$33,000	$27,710
HudBay Minerals, Inc.
9.500%, 10/1/20		338,000	360,815
Novelis, Inc.
8.750%, 12/15/20		500,000	528,750
Prince Mineral Holding Corp.
11.500%, 12/15/19§		406,000	380,625
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20§		1,269,000	1,283,113
SunCoke Energy, Inc.
7.625%, 8/1/19		87,000	86,782
WireCo WorldGroup, Inc.
9.500%, 5/15/17		400,000	375,752

			5,172,570

Total Materials			10,142,913

Telecommunication Services (8.7%)
Diversified Telecommunication Services (5.7%)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 5/1/23§		350,000	340,375
5.375%, 5/1/25§		254,000	247,345
5.875%, 5/1/27§		555,000	541,847
CenturyLink, Inc.
5.625%, 4/1/25§		425,000	383,562
Columbus International, Inc.
7.375%, 3/30/21§		200,000	214,750
Hughes Satellite Systems Corp.
6.500%, 6/15/19		540,000	587,250
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20		1,230,000	1,217,700
Intelsat Luxembourg S.A.
8.125%, 6/1/23		718,000	590,555
Level 3 Financing, Inc.
6.125%, 1/15/21		375,000	393,281
5.375%, 8/15/22		300,000	303,000
5.625%, 2/1/23§		334,000	338,175
5.125%, 5/1/23§		350,000	342,344
5.375%, 5/1/25§		250,000	241,250
Sprint Capital Corp.
6.875%, 11/15/28		100,000	86,000
8.750%, 3/15/32		599,000	579,173
Telesat Canada/Telesat LLC
6.000%, 5/15/17§		405,000	410,063
Virgin Media Finance plc
6.000%, 10/15/24§		650,000	659,750
6.375%, 10/15/24§	GBP	275,000	451,802
Virgin Media Secured Finance plc
6.000%, 4/15/21§		36,000	58,818
5.250%, 1/15/26§		$75,000	72,472
Wind Acquisition Finance S.A.
4.750%, 7/15/20§		500,000	492,500

			8,552,012

Wireless Telecommunication Services (3.0%)
Altice Financing S.A.
6.625%, 2/15/23§		718,000	712,830
Digicel Group Ltd.
8.250%, 9/30/20§		412,000	413,030

Digicel Ltd.
6.750%, 3/1/23§		765,000	753,640
Sprint Corp.
7.250%, 9/15/21		450,000	440,775
7.875%, 9/15/23		335,000	326,726
7.125%, 6/15/24		243,000	225,990
7.625%, 2/15/25		125,000	117,812
Syniverse Holdings, Inc.
9.125%, 1/15/19		95,000	85,025
T-Mobile USA, Inc.
6.000%, 3/1/23		400,000	409,520
6.500%, 1/15/24		330,000	340,725
6.375%, 3/1/25		200,000	204,500
UPCB Finance IV Ltd.
5.375%, 1/15/25§		425,000	406,725

			4,437,298

Total Telecommunication Services			12,989,310

Utilities (1.6%)
Gas Utilities (0.4%)
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22		584,000	572,320

Independent Power and Renewable Electricity Producers (1.2%)
AES Corp.
5.500%, 4/15/25		299,000	284,798
Dynegy, Inc.
7.625%, 11/1/24§		585,000	619,003
Talen Energy Supply LLC
4.600%, 12/15/21		326,000	299,105
6.500%, 6/1/25§		220,000	220,000
TerraForm Power Operating LLC
5.875%, 2/1/23§		375,000	380,625

			1,803,531

Total Utilities			2,375,851

Total Corporate Bonds			132,272,029

Total Long-Term Debt Securities (89.2%) (Cost $135,914,897)			132,272,029

	Number of Shares		Value (Note 1)
COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Gener8 Maritime, Inc.*		1,166	15,893

Total Common Stocks (0.0%) (Cost $15,304)			15,893

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.9%)
iShares® iBoxx $ High Yield Corporate Bond ETF		49,340	4,381,392
SPDR® Barclays High Yield Bond ETF		113,115	4,347,009

Total Investment Companies (5.9%) (Cost $9,149,926)			8,728,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17*† (Cost $—)	1,803	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,650,537	4,650,537

Total Short-Term Investments (3.1%) (Cost $4,650,537)		4,650,537

Total Investments (98.2%) (Cost $149,730,664)		145,666,860
Other Assets Less Liabilities (1.8%)		2,724,791

Net Assets (100%)		$148,391,651

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $81,399,805 or 54.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2015, the market value of these securities amounted to $711,339 or 0.4% of net assets.

Glossary:

GBP	— British Pound
PIK	— Payment-in Kind Security

Country Diversification As a Percentage of Total Net Assets
Australia	0.8%
Austria	0.2
Barbados	0.2
Bermuda	1.6
Canada	5.6
Cayman Islands	0.5
France	0.5
Germany	0.4
Ireland	0.7
Liberia	0.3
Luxembourg	4.2
Netherlands	1.4
United Kingdom	0.8
United States	81.0
Cash and Other	1.8

100.0%

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/7/15	JPMorgan Chase Bank	275	$409,157	$432,079	$(22,922)
British Pound vs. U.S. Dollar, expiring 9/10/15	JPMorgan Chase Bank	25	38,734	39,261	(527)
British Pound vs. U.S. Dollar, expiring 9/17/15	JPMorgan Chase Bank	25	39,013	39,259	(246)

					$(23,695)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$15,893	$—	$—		$15,893
Corporate Bonds
Consumer Discretionary	—	17,976,837	—		17,976,837
Consumer Staples	—	7,210,402	—		7,210,402
Energy	—	17,646,012	—		17,646,012
Financials	—	16,417,447	—		16,417,447
Health Care	—	15,258,136	—		15,258,136
Industrials	—	17,892,284	—		17,892,284
Information Technology	—	14,362,837	—		14,362,837
Materials	—	10,142,913	—		10,142,913
Telecommunication Services	—	12,989,310	—		12,989,310
Utilities	—	2,375,851	—		2,375,851
Investment Companies
Exchange Traded Funds (ETFs)	8,728,401	—	—		8,728,401
Short-Term Investments	4,650,537	—	—		4,650,537
Warrants
Energy	—	—	—	(a)	— (a)

Total Assets	$13,394,831	$132,272,029	$—		$145,666,860

Liabilities:
Forward Currency Contracts	$—	$(23,695)	$—		$(23,695)

Total Liabilities	$—	$(23,695)	$—		$(23,695)

Total	$13,394,831	$132,248,334	$—		$145,643,165

(a) Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(23,695)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$224,861	$224,861

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(98,235)	$(98,235)

^ The Portfolio held forward foreign currency as a substitute for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,587,000 during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
	$—	$—	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$23,695	$—	$—	$23,695

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,346,082
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,686,050

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,043,467
Aggregate gross unrealized depreciation	(5,129,964)

Net unrealized depreciation	$(4,086,497)

Federal income tax cost of investments	$149,753,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $149,730,664)	$145,666,860
Cash	2,024,991
Foreign cash (Cost $2,481)	2,509
Dividends, interest and other receivables	2,402,833
Receivable for securities sold	1,859,140
Receivable from Separate Accounts for Trust shares sold	33,675
Due from Custodian	32,276
Other assets	2,009

Total assets	152,024,293

LIABILITIES
Payable for securities purchased	3,441,107
Investment management fees payable	73,357
Unrealized depreciation on forward foreign currency contracts	23,695
Administrative fees payable	15,105
Payable to Separate Accounts for Trust shares redeemed	12,713
Distribution fees payable – Class IB	2,429
Trustees’ fees payable	388
Accrued expenses	63,848

Total liabilities	3,632,642

NET ASSETS	$148,391,651

Net assets were comprised of:
Paid in capital	$149,973,128
Accumulated undistributed net investment income (loss)	4,848,715
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(2,342,831)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(4,087,361)

Net assets	$148,391,651

Class IB
Net asset value, offering and redemption price per share, $12,035,242 / 1,185,610 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.15

Class K
Net asset value, offering and redemption price per share, $136,356,409 / 13,422,380 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$5,239,690
Dividends	352,542

Total income	5,592,232

EXPENSES
Investment management fees	511,573
Administrative fees	105,401
Custodian fees	46,117
Distribution fees – Class IB	30,455
Professional fees	29,488
Printing and mailing expenses	4,896
Trustees’ fees	2,021
Miscellaneous	15,317

Total expenses	745,268

NET INVESTMENT INCOME (LOSS)	4,846,964

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(1,620,530)
Foreign currency transactions	235,834

Net realized gain (loss)	(1,384,696)

Change in unrealized appreciation (depreciation) on:
Investments	2,273,065
Foreign currency translations	(96,747)

Net change in unrealized appreciation (depreciation)	2,176,318

NET REALIZED AND UNREALIZED GAIN (LOSS)	791,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,638,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,846,964	$7,475,430
Net realized gain (loss) on investments and foreign currency transactions	(1,384,696)	(675,766)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,176,318	(6,747,609)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,638,586	52,055

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,327,516)
Class K	—	(6,361,127)

	—	(7,688,643)

Distributions from net realized capital gains
Class IB	—	(12,627)
Class K	—	(56,809)

	—	(69,436)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,758,079)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 392,918 and 761,133 shares, respectively ]	3,972,763	7,921,388
Capital shares issued in reinvestment of dividends and distributions [ 0 and 137,091 shares, respectively ]	—	1,340,143
Capital shares repurchased [ (2,605,327) and (179,717) shares, respectively ]	(26,566,444)	(1,864,713)

Total Class IB transactions	(22,593,681)	7,396,818

Class K
Capital shares sold [ 1,714,271 and 8,964,562 shares, respectively ]	17,312,563	93,444,409
Capital shares sold in-kind (Note 9)[ 0 and 5,622,179 shares, respectively ]	—	58,378,349
Capital shares issued in reinvestment of dividends and distributions [ 0 and 656,910 shares, respectively ]	—	6,417,936
Capital shares repurchased [ (3,514,214) and (3,485,547) shares, respectively ]	(35,711,736)	(36,214,841)

Total Class K transactions	(18,399,173)	122,025,853

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,992,854)	129,422,671

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,354,268)	121,716,647
NET ASSETS:
Beginning of period	183,745,919	62,029,272

End of period (a)	$148,391,651	$183,745,919

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,848,715	$1,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.55	0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	(0.37)	0.11

Total from investment operations	0.28	0.18	0.63

Less distributions:
Dividends from net investment income	—	(0.41)	(0.51)
Distributions from net realized gains	—	— #	(0.02)

Total dividends and distributions	—	(0.41)	(0.53)

Net asset value, end of period	$10.15	$9.87	$10.10

Total return (b)	2.84%	1.86%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,035	$33,545	$27,055
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08%	1.18%	1.20%
Before waivers (a)(f)	1.08%	1.18%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.48%	5.30%	5.69	%(l)
Before waivers (a)(f)	5.48%	5.30%	5.57	%(l)
Portfolio turnover rate (z)^	52%	75%	84%

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.58	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	(0.37)	0.11

Total from investment operations	0.29	0.21	0.66

Less distributions:
Dividends from net investment income	—	(0.44)	(0.54)
Distributions from net realized gains	—	— #	(0.02)

Total dividends and distributions	—	(0.44)	(0.56)

Net asset value, end of period	$10.16	$9.87	$10.10

Total return (b)	2.94%	2.13%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,356	$150,201	$34,974
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%	0.92%	0.95%
Before waivers (a)(f)	0.84%	0.92%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.72%	5.55%	5.95	%(l)
Before waivers (a)(f)	5.72%	5.55%	5.83	%(l)
Portfolio turnover rate (z)^	52%	75%	84%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	87.9%
Investment Companies	12.8
Financials	0.5
Utilities	0.5
Energy	0.0 #
Cash and Other	(1.7)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,004.80	$3.52
Hypothetical (5% average return before expenses)	1,000.00	1,021.28	3.55
Class IB
Actual	1,000.00	1,004.90	3.52
Hypothetical (5% average return before expenses)	1,000.00	1,021.28	3.55
Class K
Actual	1,000.00	1,005.80	2.28
Hypothetical (5% average return before expenses)	1,000.00	1,022.52	2.30

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.71%, 0.71% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.0%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Petroleos Mexicanos
2.378%, 4/15/25	$4,705,000	$4,710,552

Total Energy		4,710,552

Financials (0.5%)
Diversified Financial Services (0.5%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	280,000	288,268
3.450%, 6/12/21	280,000	299,089
Private Export Funding Corp.
1.375%, 2/15/17	740,000	745,457
1.875%, 7/15/18	10,250,000	10,384,496
4.375%, 3/15/19	280,000	307,290
2.250%, 3/15/20	10,000,000	10,115,036
2.300%, 9/15/20	2,500,000	2,517,803
2.050%, 11/15/22	10,325,000	9,856,128
3.550%, 1/15/24	5,979,000	6,276,437
3.250%, 6/15/25	2,500,000	2,530,431

Total Financials		43,320,435

Utilities (0.5%)
Independent Power and Renewable Electricity Producers (0.5%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,025,570
3.875%, 2/15/21	3,345,000	3,680,387
1.875%, 8/15/22	12,000,000	11,466,247
2.875%, 9/15/24	20,000,000	20,058,318

Total Utilities		37,230,522

Total Corporate Bonds		85,261,509

Government Securities (87.9%)
Foreign Governments (0.4%)
Republic of Ukraine
1.844% 5/16/19	10,763,000	10,910,346
1.847% 5/29/20	22,531,000	22,548,754

		33,459,100

U.S. Government Agencies (47.8%)
Federal Farm Credit Bank
0.450% 7/12/16	7,280,000	7,280,419
5.125% 8/25/16	7,450,000	7,846,399
0.540% 11/7/16	5,000,000	4,999,624
4.875% 1/17/17	20,050,000	21,344,735
0.625% 5/30/17	27,420,000	27,378,291
0.800% 8/4/17	10,000,000	9,971,472
1.000% 9/25/17	5,000,000	5,012,886
1.150% 10/10/17	10,000,000	10,056,670
1.125% 12/18/17	10,000,000	10,040,641
1.070% 2/12/18	15,000,000	14,994,029
1.100% 6/1/18	20,000,000	20,007,960
2.125% 6/16/20	10,000,000	10,021,065
2.500% 6/20/22	9,000,000	8,936,742
Federal Home Loan Bank
1.300% 8/11/16	10,000,000	10,013,830
2.000% 9/9/16	14,000,000	14,265,495
0.500% 9/28/16	42,000,000	42,013,213
1.125% 9/28/16	50,000,000	50,127,870
0.750% 10/28/16	10,000,000	10,019,337
0.625% 11/23/16	55,385,000	55,459,587

1.625% 12/9/16	40,000,000	40,561,328
4.750% 12/16/16	22,590,000	23,934,489
0.625% 12/28/16	50,000,000	50,033,440
0.800% 12/30/16	10,000,000	10,027,003
0.875% 3/10/17	20,000,000	20,047,754
1.625% 4/13/17	5,000,000	5,019,585
4.875% 5/17/17	32,000,000	34,493,418
0.875% 5/24/17	51,000,000	51,157,483
5.250% 6/5/17	4,650,000	5,037,307
1.000% 6/9/17	18,650,000	18,735,674
1.000% 6/21/17	47,000,000	47,243,460
1.250% 6/23/17	10,000,000	10,049,786
1.050% 8/25/17	10,000,000	10,010,094
2.250% 9/8/17	1,850,000	1,904,865
5.000% 11/17/17	25,000,000	27,401,785
1.050% 1/30/18	25,000,000	24,938,893
1.375% 3/9/18	25,000,000	25,240,123
1.125% 4/25/18	50,000,000	50,098,850
1.200% 5/24/18	20,000,000	19,894,370
1.300% 6/5/18	20,000,000	19,937,368
4.750% 6/8/18	1,850,000	2,046,068
1.150% 7/25/18	20,000,000	19,890,814
1.875% 3/8/19	32,600,000	33,168,668
5.375% 5/15/19	1,850,000	2,124,328
1.625% 6/14/19	6,000,000	6,025,604
4.125% 12/13/19	450,000	495,646
1.875% 2/13/20	5,000,000	4,997,302
1.875% 3/13/20	20,000,000	20,164,628
4.125% 3/13/20	4,650,000	5,161,331
2.100% 3/30/20	3,611,111	3,619,960
2.000% 5/28/20	10,000,000	10,005,982
2.875% 9/11/20	10,000,000	10,500,535
4.625% 9/11/20	9,500,000	10,806,073
3.625% 3/12/21	450,000	489,025
5.625% 6/11/21	1,850,000	2,218,602
2.875% 9/13/24	5,000,000	5,060,554
Federal Home Loan Mortgage Corp.
5.500% 7/18/16	19,500,000	20,529,378
0.650% 7/29/16	10,000,000	10,004,825
2.000% 8/25/16	25,000,000	25,428,895
0.875% 10/14/16	50,000,000	50,248,730
5.125% 10/18/16	19,100,000	20,219,858
0.600% 10/25/16	15,000,000	15,003,772
0.500% 1/27/17	36,875,000	36,814,547
5.000% 2/16/17	13,000,000	13,902,307
0.875% 2/22/17	40,000,000	40,158,156
1.000% 3/8/17	57,950,000	58,282,054
5.000% 4/18/17	21,800,000	23,492,766
0.700% 5/8/17	5,000,000	4,995,991
1.250% 5/12/17	40,300,000	40,749,994
0.950% 6/29/17	10,000,000	10,001,517
1.000% 6/29/17	56,000,000	56,164,916
0.750% 7/14/17	60,000,000	60,004,446
1.000% 7/25/17	4,650,000	4,665,777
1.000% 7/28/17	30,950,000	31,098,384
5.500% 8/23/17	16,800,000	18,448,944
1.000% 9/12/17	4,650,000	4,648,232
1.000% 9/29/17	59,300,000	59,475,374
5.125% 11/17/17	47,548,000	52,258,404
0.750% 1/12/18	60,000,000	59,677,758
0.875% 3/7/18	50,000,000	49,800,580
1.200% 3/20/18	11,200,000	11,192,712
1.250% 4/20/18	10,000,000	9,980,862
1.100% 5/7/18	5,000,000	4,979,104
1.250% 5/14/18	10,000,000	9,990,098
1.250% 5/25/18	15,000,000	14,983,495

See Notes to Financial Statements.

	Principal Amount	Value (Note 1)

4.875% 6/13/18	$28,000,000	$31,090,363
1.400% 6/18/18	15,000,000	15,010,708
1.500% 6/25/18	10,000,000	10,019,914
3.750% 3/27/19	61,550,000	66,820,016
1.750% 5/30/19	48,650,000	49,159,930
2.000% 7/30/19	200,000	203,977
1.250% 8/1/19	51,000,000	50,387,521
1.250% 10/2/19	60,500,000	59,672,106
2.000% 4/15/20	5,000,000	5,002,123
1.375% 5/1/20	100,000,000	98,403,010
2.375% 1/13/22	110,000,000	111,300,585
Federal National Mortgage Association
0.375% 7/5/16	30,000,000	29,980,083
5.375% 7/15/16	27,950,000	29,386,515
0.625% 8/26/16	20,000,000	20,027,566
5.250% 9/15/16	38,730,000	40,920,426
0.625% 9/26/16	5,000,000	5,012,004
1.250% 9/28/16	49,700,000	50,118,991
1.375% 11/15/16	30,000,000	30,328,653
4.875% 12/15/16	38,650,000	41,094,555
1.250% 1/30/17	47,950,000	48,390,929
5.000% 2/13/17	41,350,000	44,235,924
0.750% 3/6/17	3,000,000	3,000,099
0.750% 4/20/17	30,000,000	30,026,460
1.125% 4/27/17	41,000,000	41,322,645
5.000% 5/11/17	53,650,000	57,893,431
2.000% 5/16/17	10,000,000	10,129,306
(Zero Coupon), 6/1/17	1,400,000	1,379,872
5.375% 6/12/17	40,860,000	44,469,013
1.070% 7/28/17	10,000,000	10,021,325
1.000% 8/14/17	5,000,000	5,001,213
1.000% 8/21/17	2,350,000	2,349,221
0.875% 8/28/17	37,250,000	37,299,520
1.000% 9/20/17	30,000,000	30,072,864
2.000% 9/26/17	5,000,000	5,083,718
1.000% 9/27/17	12,500,000	12,534,384
0.875% 10/26/17	60,000,000	59,951,172
0.900% 11/7/17	20,000,000	19,927,180
0.875% 12/20/17	50,000,000	49,928,270
1.000% 12/28/17	25,000,000	24,898,667
1.030% 1/30/18	10,000,000	9,970,086
0.875% 2/8/18	50,000,000	49,892,520
1.250% 2/13/18	5,000,000	5,002,222
1.200% 2/28/18	5,000,000	4,996,808
0.875% 5/21/18	35,000,000	34,829,287
1.125% 5/25/18	25,000,000	24,898,467
1.750% 6/8/18	10,000,000	10,112,029
1.125% 7/20/18	50,000,000	50,004,370
1.875% 9/18/18	40,000,000	40,850,948
1.250% 10/17/18	2,000,000	1,990,191
1.625% 11/27/18	60,000,000	60,802,404
1.250% 12/28/18	1,000,000	993,109
1.750% 1/30/19	2,350,000	2,383,728
1.875% 2/19/19	50,000,000	50,929,830
1.750% 6/20/19	50,000,000	50,522,450
1.750% 9/12/19	50,000,000	50,357,955
1.700% 10/4/19	13,764,000	13,739,678
(Zero Coupon), 10/9/19	950,000	867,662
1.550% 10/15/19	2,000,000	1,983,672
1.500% 10/17/19	10,000,000	9,900,533
1.330% 10/24/19	5,000,000	4,947,531
1.550% 10/29/19	10,000,000	9,913,335
1.850% 11/20/19	5,000,000	5,011,128
1.920% 11/25/19	10,000,000	10,040,267
1.950% 11/25/19	10,000,000	10,044,693
1.750% 11/26/19	50,000,000	50,263,830

1.630% 1/10/20	20,000,000	19,836,026
1.625% 1/21/20	30,000,000	29,899,980
1.875% 2/13/20	10,000,000	9,950,110
1.700% 3/27/20	2,000,000	1,998,484
1.500% 6/22/20	50,000,000	49,473,445
2.250% 10/17/22	20,000,000	19,577,504
2.200% 10/25/22	16,000,000	15,622,173
2.500% 3/27/23	10,000,000	9,864,352
2.625% 9/6/24	65,000,000	64,819,196
Financing Corp.
9.400% 2/8/18	930,000	1,130,945
9.650% 11/2/18	1,950,000	2,487,731
8.600% 9/26/19	380,000	490,649

		3,861,787,923

U.S. Treasuries (39.7%)
U.S. Treasury Bonds
7.500% 11/15/16	14,000,000	15,342,578
8.750% 5/15/17	6,450,000	7,424,996
8.875% 8/15/17	3,250,000	3,809,514
9.125% 5/15/18	2,800,000	3,450,015
9.000% 11/15/18	2,800,000	3,530,351
8.875% 2/15/19	9,300,000	11,831,253
8.125% 8/15/19	2,800,000	3,555,125
8.500% 2/15/20	1,850,000	2,425,451
8.750% 5/15/20	2,800,000	3,735,129
8.750% 8/15/20	6,500,000	8,764,463
7.875% 2/15/21	2,800,000	3,715,387
8.125% 5/15/21	3,250,000	4,385,564
8.000% 11/15/21	2,800,000	3,820,988
7.125% 2/15/23	2,000,000	2,713,164
6.250% 8/15/23	1,000,000	1,304,951
U.S. Treasury Notes
1.500% 7/31/16	26,100,000	26,417,713
3.250% 7/31/16	14,000,000	14,432,304
0.625% 8/15/16	35,000,000	35,098,094
4.875% 8/15/16	6,500,000	6,825,857
0.500% 8/31/16	25,000,000	25,034,912
1.000% 8/31/16	23,300,000	23,466,558
3.000% 8/31/16	20,500,000	21,120,406
0.875% 9/15/16	5,000,000	5,028,711
0.500% 9/30/16	25,000,000	25,031,983
1.000% 9/30/16	25,650,000	25,843,378
3.000% 9/30/16	31,700,000	32,723,748
3.125% 10/31/16	28,900,000	29,925,753
4.625% 11/15/16	25,150,000	26,582,494
0.875% 11/30/16	19,100,000	19,210,048
0.875% 12/31/16	34,950,000	35,154,957
3.250% 12/31/16	21,450,000	22,331,460
0.750% 1/15/17	20,000,000	20,073,730
0.875% 1/31/17	14,000,000	14,078,271
3.125% 1/31/17	18,650,000	19,416,398
0.625% 2/15/17	36,000,000	36,052,384
4.625% 2/15/17	16,600,000	17,697,157
0.875% 2/28/17	18,650,000	18,753,358
3.000% 2/28/17	20,500,000	21,333,413
3.250% 3/31/17	23,300,000	24,392,073
3.125% 4/30/17	11,650,000	12,188,585
2.750% 5/31/17	20,500,000	21,331,611
2.500% 6/30/17	14,450,000	14,982,985
2.375% 7/31/17	22,100,000	22,872,205
4.750% 8/15/17	8,850,000	9,607,176
1.875% 8/31/17	25,650,000	26,292,502
1.000% 9/15/17	50,000,000	50,285,155
0.625% 9/30/17	25,000,000	24,927,735
1.875% 9/30/17	23,300,000	23,889,553

See Notes to Financial Statements.

	Principal Amount	Value (Note 1)

0.750% 10/31/17	$25,000,000	$24,977,295
1.875% 10/31/17	20,200,000	20,710,327
4.250% 11/15/17	23,750,000	25,679,688
0.625% 11/30/17	25,000,000	24,890,625
0.750% 12/31/17	40,000,000	39,912,500
2.750% 12/31/17	4,200,000	4,399,623
0.875% 1/31/18	38,500,000	38,509,024
2.625% 1/31/18	19,550,000	20,429,942
3.500% 2/15/18	18,650,000	19,909,239
0.750% 2/28/18	30,000,000	29,878,125
2.750% 2/28/18	13,500,000	14,155,884
0.750% 3/31/18	40,000,000	39,790,624
2.875% 3/31/18	5,600,000	5,893,945
0.625% 4/30/18	25,000,000	24,767,578
2.625% 4/30/18	4,650,000	4,867,514
3.875% 5/15/18	4,650,000	5,033,625
1.000% 5/31/18	25,000,000	25,006,102
2.375% 5/31/18	13,500,000	14,038,946
1.375% 6/30/18	55,000,000	55,590,821
2.375% 6/30/18	23,750,000	24,697,912
1.375% 7/31/18	25,000,000	25,248,048
2.250% 7/31/18	25,150,000	26,063,898
4.000% 8/15/18	5,600,000	6,115,539
1.500% 8/31/18	22,850,000	23,144,550
1.375% 9/30/18	76,000,000	76,616,755
1.750% 10/31/18	18,650,000	19,024,822
3.750% 11/15/18	29,800,000	32,360,645
1.250% 11/30/18	40,000,000	40,096,876
1.375% 11/30/18	14,000,000	14,105,000
1.375% 12/31/18	18,650,000	18,754,360
1.500% 12/31/18	40,000,000	40,389,844
1.250% 1/31/19	18,650,000	18,655,828
1.500% 1/31/19	50,000,000	50,456,055
2.750% 2/15/19	23,750,000	25,004,297
1.375% 2/28/19	14,000,000	14,050,449
1.500% 2/28/19	60,000,000	60,492,186
1.500% 3/31/19	25,000,000	25,193,360
1.625% 3/31/19	20,000,000	20,237,696
1.250% 4/30/19	14,000,000	13,968,144
1.625% 4/30/19	40,000,000	40,437,500
3.125% 5/15/19	20,500,000	21,875,743
1.500% 5/31/19	60,000,000	60,323,436
1.625% 6/30/19	50,000,000	50,469,240
0.875% 7/31/19	23,300,000	22,813,976
1.625% 7/31/19	35,000,000	35,302,148
3.625% 8/15/19	14,900,000	16,217,573
1.625% 8/31/19	40,000,000	40,324,608
1.000% 9/30/19	5,000,000	4,906,103
1.750% 9/30/19	50,000,000	50,595,705
1.500% 10/31/19	40,000,000	40,020,704
3.375% 11/15/19	31,700,000	34,222,689
1.500% 11/30/19	35,000,000	35,002,734
1.625% 12/31/19	35,000,000	35,138,086
1.250% 1/31/20	55,000,000	54,268,456
1.375% 1/31/20	2,000,000	1,984,395
3.625% 2/15/20	24,450,000	26,696,583
1.375% 2/29/20	55,000,000	54,532,176
1.125% 3/31/20	20,000,000	19,565,430
1.375% 3/31/20	50,000,000	49,513,670
1.375% 4/30/20	30,000,000	29,670,702
3.500% 5/15/20	28,400,000	30,882,782
1.375% 5/31/20	20,000,000	19,758,594

1.500% 5/31/20	50,000,000	49,725,585
1.625% 6/30/20	25,000,000	24,996,093
2.625% 8/15/20	13,000,000	13,593,633
2.125% 8/31/20	10,000,000	10,214,844
2.625% 11/15/20	23,750,000	24,807,153
2.125% 1/31/21	30,000,000	30,495,117
2.000% 2/28/21	25,000,000	25,224,610
2.250% 3/31/21	5,000,000	5,107,763
2.250% 4/30/21	5,000,000	5,104,590
3.125% 5/15/21	14,300,000	15,294,157
2.125% 9/30/21	25,000,000	25,250,000
1.875% 11/30/21	15,000,000	14,900,391
1.500% 1/31/22	35,000,000	33,884,375
1.625% 8/15/22	40,000,000	38,772,264
1.625% 11/15/22	10,000,000	9,664,453
2.000% 2/15/23	50,000,000	49,450,195
1.750% 5/15/23	25,000,000	24,178,955
2.500% 8/15/23	30,000,000	30,640,137
2.750% 11/15/23	15,000,000	15,590,333
2.750% 2/15/24	20,000,000	20,762,890
2.500% 5/15/24	10,000,000	10,169,531
2.375% 8/15/24	20,000,000	20,106,250
2.250% 11/15/24	30,000,000	29,805,762
2.000% 2/15/25	40,000,000	38,851,172
2.125% 5/15/25	15,000,000	14,725,488

		3,201,168,061

Total Government Securities		7,096,415,084

Total Long-Term Debt Securities (88.9%) (Cost $7,141,401,559)		7,181,676,593

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.2%)
iShares® Barclays 1-3 Year Treasury Bond ETF	4,288,450	363,917,867
iShares® Barclays 3-7 Year Treasury Bond ETF	1,306,067	160,593,998
iShares® Barclays 7-10 Year Treasury Bond ETF	2,813,450	295,440,385

Total Investment Companies (10.2%) (Cost $798,559,134)		819,952,250

SHORT-TERM INVESTMENT:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	213,747,127	213,747,127

Total Short-Term Investments (2.6%) (Cost $213,747,127)		213,747,127

Total Investments (101.7%) (Cost $8,153,707,820)		8,215,375,970
Other Assets Less Liabilities (-1.7%)		(138,806,034)

Net Assets (100%)		$8,076,569,936

See Notes to Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$4,710,552	$—	$4,710,552
Financials	—	43,320,435	—	43,320,435
Utilities	—	37,230,522	—	37,230,522
Government Securities
Foreign Governments	—	33,459,100	—	33,459,100
U.S. Government Agencies	—	3,861,787,923	—	3,861,787,923
U.S. Treasuries	—	3,201,168,061	—	3,201,168,061
Investment Companies
Exchange Traded Funds (ETFs)	819,952,250	—	—	819,952,250
Short-Term Investments	213,747,127	—	—	213,747,127

Total Assets	$1,033,699,377	$7,181,676,593	$—	$8,215,375,970

Total Liabilities	$—	$—	$—	$—

Total	$1,033,699,377	$7,181,676,593	$—	$8,215,375,970

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$844,337,005
Long-term U.S. government debt securities	635,389,648

$1,479,726,653

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$847,198,823
Long-term U.S. government debt securities	589,802,639

$1,437,001,462

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,404,451
Aggregate gross unrealized depreciation	(13,870,476)

Net unrealized appreciation	$60,533,975

Federal income tax cost of investments	$8,154,841,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $8,153,707,820)	$8,215,375,970
Cash	10,187,819
Dividends, interest and other receivables	30,732,371
Receivable from Separate Accounts for Trust shares sold	2,986,735
Receivable for securities sold	1,388,889
Other assets	81,250

Total assets	8,260,753,034

LIABILITIES
Payable for securities purchased	176,725,319
Payable to Separate Accounts for Trust shares redeemed	3,894,383
Investment management fees payable	2,286,467
Administrative fees payable	667,936
Distribution fees payable – Class IB	85,315
Distribution fees payable – Class IA	31,414
Trustees’ fees payable	21,265
Accrued expenses	470,999

Total liabilities	184,183,098

NET ASSETS	$8,076,569,936

Net assets were comprised of:
Paid in capital	$7,980,902,188
Accumulated undistributed net investment income (loss)	30,855,925
Accumulated undistributed net realized gain (loss) on investments	3,143,673
Net unrealized appreciation (depreciation) on investments	61,668,150

Net assets	$8,076,569,936

Class IA
Net asset value, offering and redemption price per share, $152,899,676 / 14,761,309 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

Class IB
Net asset value, offering and redemption price per share, $414,227,570 / 40,224,747 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

Class K
Net asset value, offering and redemption price per share, $7,509,442,690 / 724,114,273 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$45,845,941
Dividends	4,081,111

Total income	49,927,052

EXPENSES
Investment management fees	13,798,490
Administrative fees	4,034,311
Distribution fees – Class IB	523,022
Printing and mailing expenses	207,150
Distribution fees – Class IA	192,677
Trustees’ fees	91,645
Custodian fees	78,351
Professional fees	72,636
Miscellaneous	72,845

Total expenses	19,071,127

NET INVESTMENT INCOME (LOSS)	30,855,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	3,522,066
Net change in unrealized appreciation (depreciation) on investments	13,723,191

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,245,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,101,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,855,925	$51,048,459
Net realized gain (loss) on investments	3,522,066	7,903,508
Net change in unrealized appreciation (depreciation) on investments	13,723,191	78,837,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,101,182	137,789,051

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(634,957)
Class IB	—	(1,745,783)
Class K	—	(48,894,882)

	—	(51,275,622)

Distributions from net realized capital gains
Class IA	—	(133,596)
Class IB	—	(369,061)
Class K	—	(6,362,053)

	—	(6,864,710)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(58,140,332)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 685,250 and 1,465,304 shares, respectively ]	7,118,706	15,091,796
Capital shares issued in reinvestment of dividends and distributions [ 0 and 74,606 shares, respectively ]	—	768,553
Capital shares repurchased [ (1,161,306) and (2,998,764) shares, respectively ]	(12,050,831)	(30,887,568)

Total Class IA transactions	(4,932,125)	(15,027,219)

Class IB
Capital shares sold [ 2,415,039 and 5,828,367 shares, respectively ]	24,913,075	59,684,729
Capital shares issued in reinvestment of dividends and distributions [ 0 and 206,495 shares, respectively ]	—	2,114,844
Capital shares repurchased [ (3,797,319) and (9,746,843) shares, respectively ]	(39,168,130)	(99,880,684)

Total Class IB transactions	(14,255,055)	(38,081,111)

Class K
Capital shares sold [ 32,302,333 and 110,151,366 shares, respectively ]	335,285,853	1,136,273,773
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,364,639 shares, respectively ]	—	55,256,935
Capital shares repurchased [ (28,852,255) and (89,410,896) shares, respectively ]	(299,466,767)	(922,666,687)

Total Class K transactions	35,819,086	268,864,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,631,906	215,755,691

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,733,088	295,404,410
NET ASSETS:
Beginning of period	8,011,836,848	7,716,432,438

End of period (a)	$8,076,569,936	$8,011,836,848

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,855,925	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.31	$10.20	$10.40	$10.36	$9.88	$9.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04	0.02	0.02	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.02	0.12	(0.20)	0.09	0.42	0.29

Total from investment operations	0.05	0.16	(0.18)	0.11	0.55	0.44

Less distributions:
Dividends from net investment income	—	(0.04)	(0.02)	(0.03)	(0.07)	(0.15)
Distributions from net realized gains	—	(0.01)	—	(0.04)	—	—

Total dividends and distributions	—	(0.05)	(0.02)	(0.07)	(0.07)	(0.15)

Net asset value, end of period	$10.36	$10.31	$10.20	$10.40	$10.36	$9.88

Total return (b)	0.48%	1.58%	(1.70)%	1.02%	5.54%	4.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,900	$157,069	$170,350	$193,913	$213,969	$1,374,541
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%	0.72%	0.72%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets (a)(f)	0.54%	0.42%	0.23%	0.22%	1.32%	1.50%
Portfolio turnover rate (z)^	18%	31%	40%	68%	33%	50%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.25	$10.14	$10.34	$10.30	$9.82	$9.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04	0.02	0.02	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.02	0.12	(0.20)	0.09	0.42	0.28

Total from investment operations	0.05	0.16	(0.18)	0.11	0.52	0.40

Less distributions:
Dividends from net investment income	—	(0.04)	(0.02)	(0.03)	(0.04)	(0.12)
Distributions from net realized gains	—	(0.01)	—	(0.04)	—	—

Total dividends and distributions	—	(0.05)	(0.02)	(0.07)	(0.04)	(0.12)

Net asset value, end of period	$10.30	$10.25	$10.14	$10.34	$10.30	$9.82

Total return (b)	0.49%	1.59%	(1.72)%	1.02%	5.30%	4.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$414,228	$426,394	$459,699	$536,906	$550,995	$504,502
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%	0.72%	0.72%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	0.54%	0.42%	0.23%	0.22%	1.01%	1.24%
Portfolio turnover rate (z)^	18%	31%	40%	68%	33%	50%

See Notes to Financial Statements.

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$10.31	$10.20	$10.40	$10.36	$10.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.07	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.02	0.12	(0.20)	0.08	0.05

Total from investment operations	0.06	0.19	(0.15)	0.13	0.09

Less distributions:
Dividends from net investment income	—	(0.07)	(0.05)	(0.05)	(0.06)
Distributions from net realized gains	—	(0.01)	—	(0.04)	—

Total dividends and distributions	—	(0.08)	(0.05)	(0.09)	(0.06)

Net asset value, end of period	$10.37	$10.31	$10.20	$10.40	$10.36

Total return (b)	0.58%	1.84%	(1.46)%	1.27%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,509,443	$7,428,374	$7,086,384	$6,565,102	$3,705,100
Ratio of expenses to average net assets (a)(f)	0.46%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	0.79%	0.67%	0.48%	0.47%	1.07%
Portfolio turnover rate (z)^	18%	31%	40%	68%	33%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$463,116,507	25.5%
Consumer Discretionary	223,212,781	12.3
Industrials	217,125,944	12.0
Consumer Staples	196,826,734	10.8
Health Care	158,285,496	8.7
Materials	128,641,642	7.1
Energy	126,185,057	6.9
Telecommunication Services	112,331,778	6.2
Information Technology	91,775,930	5.1
Utilities	71,708,357	4.0
Investment Companies	15,321,494	0.8
Cash and Other	11,652,432	0.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,053.30	$3.95
Hypothetical (5% average return before expenses)	1,000.00	1,020.94	3.89
Class IB
Actual	1,000.00	1,052.90	3.95
Hypothetical (5% average return before expenses)	1,000.00	1,020.94	3.89
Class K
Actual	1,000.00	1,054.40	2.68
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	2.64

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.78%, 0.78% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (9.6%)
Abacus Property Group (REIT)	44,255	$99,703
Adelaide Brighton Ltd.	72,658	241,615
AGL Energy Ltd.	109,371	1,312,190
Ainsworth Game Technology Ltd.	17,435	34,572
ALS Ltd.	64,238	289,943
Alumina Ltd.	401,648	474,134
Amcor Ltd.	193,880	2,052,349
AMP Ltd.	480,508	2,231,830
Ansell Ltd.	24,971	464,127
APA Group	181,033	1,150,930
APN News & Media Ltd.*	134,496	73,677
ARB Corp., Ltd.	11,442	115,030
Ardent Leisure Group	70,846	118,615
Aristocrat Leisure Ltd.	95,064	561,102
Arrium Ltd.	406,477	42,338
Asaleo Care Ltd.	62,995	92,347
Asciano Ltd.	158,456	813,007
ASX Ltd.	31,448	968,122
Aurizon Holdings Ltd.	345,050	1,365,726
AusNet Services	264,775	284,981
Australia & New Zealand Banking Group Ltd.	448,937	11,153,350
Australian Agricultural Co., Ltd.*	54,553	51,982
Automotive Holdings Group Ltd.	36,852	113,448
Aveo Group	57,411	114,282
AWE Ltd.*	85,764	80,067
Bank of Queensland Ltd.	59,619	587,408
Beach Energy Ltd.	178,125	144,304
Bega Cheese Ltd.	22,409	74,864
Bendigo & Adelaide Bank Ltd.	72,765	688,299
BHP Billiton Ltd.	521,357	10,880,943
BHP Billiton plc	358,914	7,043,656
BlueScope Steel Ltd.	92,576	214,281
Boral Ltd.	127,162	573,954
Bradken Ltd.	26,298	29,116
Brambles Ltd.	253,999	2,077,313
Breville Group Ltd.	14,691	70,389
BWP Trust (REIT)	78,696	185,797
Cabcharge Australia Ltd.	18,389	51,928
Caltex Australia Ltd.	43,864	1,077,908
Cardno Ltd.	25,402	63,304
carsales.com Ltd.	34,803	273,624
Challenger Ltd.	91,637	475,121
Charter Hall Group (REIT)	50,720	176,881
Charter Hall Retail REIT (REIT)	49,181	160,889
CIMIC Group Ltd.	16,420	275,547
Coca-Cola Amatil Ltd.	85,816	605,834
Cochlear Ltd.	9,186	568,060
Commonwealth Bank of Australia	264,416	17,367,385
Computershare Ltd.	82,724	747,399
Corporate Travel Management Ltd.	11,152	88,711
Cover-More Group Ltd.	52,393	96,209
Credit Corp. Group Ltd.	7,215	67,747

Cromwell Property Group (REIT)	208,443	164,845
Crown Resorts Ltd.	61,534	579,214
CSL Ltd.	75,723	5,051,930
CSR Ltd.	84,312	236,785
Dexus Property Group (REIT)	155,986	878,562
Dick Smith Holdings Ltd.	34,022	54,599
Domino’s Pizza Enterprises Ltd.	10,328	284,398
Downer EDI Ltd.	70,941	261,631
Drillsearch Energy Ltd.*	53,175	42,463
DUET Group	220,088	392,259
DuluxGroup Ltd.	62,165	274,351
Echo Entertainment Group Ltd.	126,848	426,711
Estia Health Ltd.*	22,213	102,831
Evolution Mining Ltd.	165,317	146,683
Fairfax Media Ltd.	382,570	240,565
Federation Centres (REIT)	530,772	1,195,790
FlexiGroup Ltd.	35,788	80,352
Flight Centre Travel Group Ltd.	9,236	243,069
Forge Group Ltd.*†	11,894	—
Fortescue Metals Group Ltd.	276,398	407,317
G8 Education Ltd.	57,196	143,862
Genworth Mortgage Insurance Australia Ltd.	50,965	123,471
Goodman Group (REIT)	253,496	1,226,317
GPT Group (REIT)	286,651	946,589
GrainCorp Ltd., Class A	30,140	198,594
Greencross Ltd.	15,943	70,730
Growthpoint Properties Australia Ltd. (REIT)	27,916	67,416
GUD Holdings Ltd.	13,649	93,093
GWA Group Ltd.	43,576	76,656
Harvey Norman Holdings Ltd.	97,091	337,847
Healthscope Ltd.	174,482	366,171
iiNET Ltd.	23,848	175,167
Iluka Resources Ltd.	67,985	402,845
Incitec Pivot Ltd.	272,218	808,615
Independence Group NL	38,108	122,607
Insurance Australia Group Ltd.	380,414	1,637,777
Investa Office Fund (REIT)	99,980	293,130
InvoCare Ltd.	17,908	167,185
IOOF Holdings Ltd.	43,013	298,348
IRESS Ltd.	21,124	164,938
Japara Healthcare Ltd.	40,796	80,894
JB Hi-Fi Ltd.	16,060	241,378
Karoon Gas Australia Ltd.*	30,353	52,692
Lend Lease Group	86,159	999,134
Liquefied Natural Gas Ltd.*	81,457	239,451
M2 Group Ltd.	29,340	242,219
Macquarie Atlas Roads Group	61,038	149,759
Macquarie Group Ltd.	54,176	3,402,479
Magellan Financial Group Ltd.	20,584	276,340
Mayne Pharma Group Ltd.*	115,412	87,710
McMillan Shakespeare Ltd.	11,491	107,189
Medibank Pvt Ltd.*	447,409	693,849
Mesoblast Ltd.*	31,400	91,092
Metcash Ltd.	141,584	120,709
Mineral Resources Ltd.	25,751	131,130
Mirvac Group (REIT)	593,296	846,851
MMA Offshore Ltd.	50,956	21,034
Monadelphous Group Ltd.	14,750	106,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Myer Holdings Ltd.	93,164	$88,054
National Australia Bank Ltd.	424,793	10,917,320
National Storage REIT (REIT)	49,457	63,916
Navitas Ltd.	49,681	164,442
Newcrest Mining Ltd.*	124,011	1,245,763
Nine Entertainment Co. Holdings Ltd.	108,464	129,712
Northern Star Resources Ltd.	92,816	158,263
Nufarm Ltd.	29,566	164,928
Oil Search Ltd.	190,019	1,045,323
Orica Ltd.	59,818	982,127
Origin Energy Ltd.	180,265	1,664,829
Orora Ltd.	196,421	316,737
OZ Minerals Ltd.	50,624	155,455
OzForex Group Ltd.	34,067	58,351
Pacific Brands Ltd.*	139,607	34,468
Pact Group Holdings Ltd.	27,981	101,035
Paladin Energy Ltd.*	211,623	40,003
Perpetual Ltd.	7,725	288,236
Platinum Asset Management Ltd.	35,442	204,543
Premier Investments Ltd.	15,340	150,904
Primary Health Care Ltd.	81,438	316,681
Qantas Airways Ltd.*	356,811	869,940
QBE Insurance Group Ltd.	221,746	2,338,775
Qube Holdings Ltd.	111,159	201,547
Ramsay Health Care Ltd.	20,946	993,410
REA Group Ltd.	7,811	236,302
Recall Holdings Ltd.	50,652	270,828
Regis Healthcare Ltd.*	21,297	84,788
Regis Resources Ltd.*	61,219	51,012
Retail Food Group Ltd.	19,830	83,078
SAI Global Ltd.	34,019	109,451
Sandfire Resources NL	25,646	113,776
Santos Ltd.	162,852	983,827
Scentre Group (REIT)	864,974	2,502,640
Seek Ltd.	55,898	606,381
Select Harvests Ltd.	11,652	98,891
Senex Energy Ltd.*	142,726	30,834
Seven Group Holdings Ltd.	15,958	80,523
Seven West Media Ltd.	244,766	192,626
Shopping Centres Australasia Property Group (REIT)	110,777	182,051
Sigma Pharmaceuticals Ltd.	180,186	107,047
Sirius Resources NL*	47,080	119,871
Sirtex Medical Ltd.	8,891	199,279
Slater & Gordon Ltd.†	50,814	139,572
Sonic Healthcare Ltd.	65,211	1,075,200
South32 Ltd.*	864,479	1,193,910
Southern Cross Media Group Ltd.	96,067	71,897
Spark Infrastructure Group	217,722	328,408
Spotless Group Holdings Ltd.	133,875	215,879
Steadfast Group Ltd.	111,162	138,514
Stockland Corp., Ltd. (REIT)	381,572	1,207,048
Suncorp Group Ltd.	209,019	2,165,837
Super Retail Group Ltd.	22,463	158,408
Sydney Airport	360,042	1,383,396
Syrah Resources Ltd.*	20,626	59,518
Tabcorp Holdings Ltd.	134,277	471,386

Tassal Group Ltd.	23,687	60,858
Tatts Group Ltd.	237,320	681,148
Technology One Ltd.	33,386	94,020
Telstra Corp., Ltd.	1,986,153	9,409,036
Ten Network Holdings Ltd.*	277,667	40,704
TPG Telecom Ltd.	47,654	329,804
Transfield Services Ltd.*	83,252	91,532
Transpacific Industries Group Ltd.	256,389	152,319
Transurban Group	311,020	2,231,697
Treasury Wine Estates Ltd.	104,352	401,759
UGL Ltd.*	26,062	42,629
Veda Group Ltd.	134,905	231,071
Village Roadshow Ltd.	13,546	66,262
Virgin Australia International Holdings Pty Ltd.*†	190,064	—
Virtus Health Ltd.	10,077	41,751
Vocus Communications Ltd.	32,472	144,560
Wesfarmers Ltd.	182,595	5,498,592
Western Areas Ltd.	35,139	87,570
Westfield Corp. (REIT)	310,560	2,185,267
Westpac Banking Corp.	506,898	12,573,773
Whitehaven Coal Ltd.*	95,187	96,576
Woodside Petroleum Ltd.	115,112	3,040,126
Woolworths Ltd.	205,772	4,280,261
WorleyParsons Ltd.	35,665	286,455

		175,067,305

Belgium (1.5%)
Anheuser-Busch InBev N.V.	221,919	26,596,187

Finland (0.4%)
Nokia Oyj	1,061,855	7,209,397

France (13.6%)
Air Liquide S.A.	99,287	12,557,793
Airbus Group SE	168,385	10,925,538
BNP Paribas S.A.	483,920	29,213,828
Carrefour S.A.	160,473	5,138,103
Cie de Saint-Gobain	142,985	6,419,313
Danone S.A.	173,211	11,198,117
Essilor International S.A.	62,324	7,434,565
GDF Suez S.A.	468,981	8,700,115
L’Oreal S.A.	70,687	12,608,864
LVMH Moet Hennessy Louis Vuitton SE	78,488	13,750,994
Orange S.A.	573,125	8,823,877
Sanofi S.A.	343,696	33,810,875
Schneider Electric SE	168,741	11,650,327
Societe Generale S.A.	348,562	16,270,445
Total S.A.	691,601	33,593,837
Unibail-Rodamco SE (REIT)	28,427	7,184,540
Vinci S.A.	151,320	8,752,109
Vivendi S.A.	353,223	8,909,514

		246,942,754

Germany (12.1%)
Allianz SE (Registered)	131,926	20,546,754
BASF SE	265,145	23,298,948
Bayer AG (Registered)	238,722	33,413,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Bayerische Motoren Werke (BMW) AG	92,626	$10,138,469
Daimler AG (Registered)	287,714	26,186,679
Deutsche Bank AG (Registered)	374,953	11,265,540
Deutsche Post AG (Registered)	276,356	8,073,642
Deutsche Telekom AG (Registered)	894,267	15,403,241
E.ON SE	577,646	7,695,664
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	42,375	7,511,441
RWE AG	139,363	2,996,288
SAP SE	273,820	19,109,791
Siemens AG (Registered)	224,036	22,566,406
TUI AG	80,085	1,296,086
Volkswagen AG (Preference) (q)	45,468	10,543,520

		220,046,248

Ireland (0.9%)
CRH plc	138,465	3,885,677
Experian plc	168,639	3,071,049
James Hardie Industries plc (CDI)	72,032	962,581
Shire plc	99,893	7,996,953

		15,916,260

Italy (3.1%)
Assicurazioni Generali S.p.A.	389,886	7,024,177
Enel S.p.A.	2,022,338	9,162,708
Eni S.p.A.	778,861	13,823,546
Intesa Sanpaolo S.p.A.	4,145,347	15,028,923
UniCredit S.p.A.	1,611,782	10,826,293

		55,865,647

Japan (25.9%)
77 Bank Ltd.	54,000	329,599
ABC-Mart, Inc.	3,700	226,441
Accordia Golf Co., Ltd.	9,300	87,844
Acom Co., Ltd.*	62,600	240,405
ADEKA Corp.	11,400	158,353
Advantest Corp.	22,300	232,138
Aeon Co., Ltd.	100,963	1,433,372
AEON Financial Service Co., Ltd.	15,900	441,721
Aeon Mall Co., Ltd.	15,320	287,160
Aica Kogyo Co., Ltd.	9,600	223,086
Aichi Bank Ltd.	1,100	61,928
Aichi Corp.	16,500	97,745
Aichi Steel Corp.	20,102	89,846
Aiful Corp.*	43,800	141,365
Ain Pharmaciez, Inc.	2,920	135,520
Air Water, Inc.	21,000	384,532
Aisan Industry Co., Ltd.	7,700	72,291
Aisin Seiki Co., Ltd.	23,600	1,004,666
Ajinomoto Co., Inc.	62,000	1,343,245
Akebono Brake Industry Co., Ltd.	14,800	47,525

Alfresa Holdings Corp.	30,400	473,444
Alpen Co., Ltd.	4,000	64,158
Alps Electric Co., Ltd.	17,700	545,962
Amada Holdings Co., Ltd.	36,000	380,635
Amano Corp.	9,930	129,820
ANA Holdings, Inc.	480,303	1,303,335
Anritsu Corp.	44	297
AOKI Holdings, Inc.	6,358	90,706
Aoyama Trading Co., Ltd.	8,200	331,658
Aozora Bank Ltd.	162,000	611,546
Aplus Financial Co., Ltd.*	68,412	74,905
Arcs Co., Ltd.	4,964	108,215
Ariake Japan Co., Ltd.	3,950	161,699
Asahi Glass Co., Ltd.	138,000	828,778
Asahi Group Holdings Ltd.	54,700	1,739,754
Asahi Kasei Corp.	162,760	1,337,216
Asatsu-DK, Inc.	4,800	113,661
Ashikaga Holdings Co., Ltd.	23,276	100,419
Asics Corp.	27,000	698,247
ASKUL Corp.	3,500	110,246
Astellas Pharma, Inc.	287,200	4,096,152
Autobacs Seven Co., Ltd.	12,300	205,829
Avex Group Holdings, Inc.	5,735	100,750
Awa Bank Ltd.	21,392	136,338
Azbil Corp.	9,000	232,749
Bandai Namco Holdings, Inc.	29,600	572,724
Bando Chemical Industries Ltd.	165	688
Bank of Iwate Ltd.	1,900	85,542
Bank of Kyoto Ltd.	47,000	541,488
Bank of Okinawa Ltd.	2,600	111,108
Bank of Saga Ltd.	25,300	64,498
Bank of the Ryukyus Ltd.	4,185	62,441
Bank of Yokohama Ltd.	173,000	1,061,027
Belluna Co., Ltd.	22,437	122,282
Benesse Holdings, Inc.	8,700	218,238
Bic Camera, Inc.	10,045	126,563
Bridgestone Corp.	81,400	3,011,304
Brother Industries Ltd.	31,500	446,305
Calbee, Inc.	10,696	450,965
Calsonic Kansei Corp.	18,507	131,712
Canon Electronics, Inc.	2,833	55,440
Canon Marketing Japan, Inc.	7,800	132,756
Canon, Inc.	140,634	4,576,336
Capcom Co., Ltd.	6,158	119,301
Casio Computer Co., Ltd.	24,600	485,628
Cawachi Ltd.	3,400	51,145
Central Glass Co., Ltd.	26,000	108,984
Central Japan Railway Co.	22,209	4,011,357
Century Tokyo Leasing Corp.	7,500	242,677
Chiba Bank Ltd.	95,338	726,808
Chiyoda Co., Ltd.	3,062	71,906
Chiyoda Corp.	24,000	212,575
Chofu Seisakusho Co., Ltd.	3,200	75,199
Chubu Electric Power Co., Inc.	73,200	1,091,256
Chudenko Corp.	5,900	113,242
Chugai Pharmaceutical Co., Ltd.	24,800	856,151
Chugai Ro Co., Ltd.	19,300	43,525
Chugoku Bank Ltd.	21,000	331,340
Chugoku Electric Power Co., Inc.	35,320	515,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Citizen Holdings Co., Ltd.	35,300	$246,323
CKD Corp.	9,000	103,248
Clarion Co., Ltd.	35,568	103,753
Cleanup Corp.	10,500	76,529
CMK Corp.	31,223	81,894
Coca-Cola Central Japan Co., Ltd.	8,738	161,716
Coca-Cola West Co., Ltd.	11,100	200,441
Cocokara fine, Inc.	3,771	129,721
COLOPL, Inc.	4,411	89,132
Colowide Co., Ltd.	5,764	87,365
COMSYS Holdings Corp.	17,500	260,530
COOKPAD, Inc.	4,896	88,811
Cosel Co., Ltd.	4,700	56,991
Cosmo Oil Co., Ltd.*	94,000	152,846
Cosmos Pharmaceutical Corp.	1,165	158,018
Create SD Holdings Co., Ltd.	1,589	73,357
Credit Saison Co., Ltd.	20,400	437,387
CyberAgent, Inc.	6,143	291,627
Dai Nippon Printing Co., Ltd.	77,000	795,575
Daibiru Corp.	6,400	59,249
Daicel Corp.	37,000	475,254
Daido Steel Co., Ltd.	39,000	162,520
Daifuku Co., Ltd.	14,100	217,171
Daihatsu Motor Co., Ltd.	28,000	398,774
Daihen Corp.	17,500	89,370
Dai-ichi Life Insurance Co., Ltd.	156,829	3,083,785
Daiichi Sankyo Co., Ltd.	87,400	1,616,813
Dai-ichi Seiko Co., Ltd.	2,258	37,435
Daikin Industries Ltd.	36,100	2,598,398
Daikyo, Inc.	44,931	72,324
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,192	96,756
Daio Paper Corp.	10,000	100,503
Daiseki Co., Ltd.	5,400	104,528
Daishi Bank Ltd.	30,000	126,731
Daito Trust Construction Co., Ltd.	10,600	1,098,239
Daiwa House Industry Co., Ltd.	81,000	1,888,246
Daiwa Securities Group, Inc.	229,518	1,720,096
DCM Holdings Co., Ltd.	13,400	131,279
DeNA Co., Ltd.	13,013	255,826
Denki Kagaku Kogyo KK	71,000	315,594
Denki Kogyo Co., Ltd.	14,500	69,310
Denso Corp.	61,300	3,053,355
Dentsu, Inc.	27,900	1,445,324
DIC Corp.	89,000	222,527
Disco Corp.	3,400	281,423
DMG Mori Co., Ltd.	17,900	345,904
Don Quijote Holdings Co., Ltd.	15,600	664,101
Doutor Nichires Holdings Co., Ltd.	5,500	96,442
Dowa Holdings Co., Ltd.	28,000	264,477
Dr. Ci:Labo Co., Ltd.	2,500	87,735
Duskin Co., Ltd.	9,300	160,718
Eagle Industry Co., Ltd.	5,758	133,993
Earth Chemical Co., Ltd.	2,912	110,522
East Japan Railway Co.	44,098	3,967,144
Ebara Corp.	59,000	285,877
Eisai Co., Ltd.	33,800	2,269,075

Eizo Corp.	3,000	69,004
Electric Power Development Co., Ltd.	17,000	600,768
Enplas Corp.	1,027	41,748
Euglena Co., Ltd.*	9,019	126,606
Exedy Corp.	3,600	90,011
Ezaki Glico Co., Ltd.	6,500	322,915
F@N Communications, Inc.	9,152	67,751
FamilyMart Co., Ltd.	8,100	372,619
Fancl Corp.	7,600	105,817
FANUC Corp.	25,270	5,178,507
Fast Retailing Co., Ltd.	4,900	2,224,488
FCC Co., Ltd.	4,261	65,107
FP Corp.	2,400	87,364
Fuji Co., Ltd.	3,400	64,591
Fuji Electric Co., Ltd.	67,000	288,508
Fuji Heavy Industries Ltd.	84,000	3,094,105
Fuji Kyuko Co., Ltd.	10,605	91,939
Fuji Media Holdings, Inc.	27,600	366,466
Fuji Seal International, Inc.	3,200	94,391
Fujicco Co., Ltd.	5,900	119,413
Fujifilm Holdings Corp.	58,868	2,103,683
Fujikura Ltd.	51,000	285,452
Fujita Kanko, Inc.	15,600	50,349
Fujitsu General Ltd.	7,720	98,972
Fujitsu Ltd.	239,000	1,336,533
Fukuoka Financial Group, Inc.	106,000	549,986
Fukuyama Transporting Co., Ltd.	20,000	110,961
Furukawa Co., Ltd.	47,469	84,555
Furukawa Electric Co., Ltd.	108,000	192,377
Futaba Corp.	6,500	117,800
Futaba Industrial Co., Ltd.	9,500	46,186
Fuyo General Lease Co., Ltd.	2,579	110,211
Glory Ltd.	8,900	263,615
GMO Internet, Inc.	8,424	113,022
Goldcrest Co., Ltd.	3,120	61,617
Gree, Inc.	14,234	83,158
GS Yuasa Corp.	61,000	239,743
Gulliver International Co., Ltd.	14,017	130,452
Gunma Bank Ltd.	54,000	398,872
Gunze Ltd.	24,000	65,694
Gurunavi, Inc.	1,320	21,744
H2O Retailing Corp.	9,500	197,941
Hachijuni Bank Ltd.	43,000	324,648
Hakuhodo DY Holdings, Inc.	35,770	383,172
Hamamatsu Photonics KK	22,260	656,605
Hankyu Hanshin Holdings, Inc.	160,000	945,214
Hanwa Co., Ltd.	28,219	132,581
Haseko Corp.	45,300	534,487
Hazama Ando Corp.	19,377	104,972
Heiwa Corp.	5,400	107,572
Heiwa Real Estate Co., Ltd.	4,651	63,845
Heiwado Co., Ltd.	3,000	74,519
Higo Bank Ltd.	21,000	136,757
Hikari Tsushin, Inc.	2,400	161,981
Hino Motors Ltd.	32,439	401,296
Hirose Electric Co., Ltd.	4,620	661,753
Hiroshima Bank Ltd.	73,000	436,622
HIS Co., Ltd.	4,670	159,120
Hisaka Works Ltd.	5,400	49,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hisamitsu Pharmaceutical Co., Inc.	9,400	$365,216
Hitachi Capital Corp.	4,800	127,074
Hitachi Chemical Co., Ltd.	14,700	265,209
Hitachi Construction Machinery Co., Ltd.	15,400	269,785
Hitachi High-Technologies Corp.	9,800	275,859
Hitachi Koki Co., Ltd.	8,500	70,911
Hitachi Ltd.	577,778	3,808,892
Hitachi Maxell Ltd.	6,700	108,231
Hitachi Metals Ltd.	22,990	353,346
Hitachi Transport System Ltd.	6,300	104,653
Hitachi Zosen Corp.	19,500	111,215
Hogy Medical Co., Ltd.	200	10,263
Hokkaido Electric Power Co., Inc.*	26,200	297,355
Hokuhoku Financial Group, Inc.	177,000	417,968
Hokuriku Electric Power Co.	27,019	402,685
Hokuto Corp.	3,600	73,803
Honda Motor Co., Ltd.	218,228	7,063,858
Horiba Ltd.	5,500	223,802
Hoshizaki Electric Co., Ltd.	6,600	388,283
Hosiden Corp.	18,200	111,385
House Foods Group, Inc.	13,200	251,090
Hoya Corp.	59,000	2,365,592
Hulic Co., Ltd.	44,679	396,465
Hyakugo Bank Ltd.	8,829	43,790
Ibiden Co., Ltd.	13,900	235,102
IBJ Leasing Co., Ltd.	4,188	97,356
Ichiyoshi Securities Co., Ltd.	5,248	51,286
Icom, Inc.	2,600	65,539
Idec Corp.	7,600	68,495
Idemitsu Kosan Co., Ltd.	16,000	314,156
IHI Corp.	183,000	852,310
Iida Group Holdings Co., Ltd.	12,653	201,604
Inaba Denki Sangyo Co., Ltd.	3,588	124,892
Inabata & Co., Ltd.	10,984	120,175
Inageya Co., Ltd.	6,500	79,560
INPEX Corp.	142,780	1,623,388
Internet Initiative Japan, Inc.	3,198	56,181
Iseki & Co., Ltd.	41,000	81,072
Isetan Mitsukoshi Holdings Ltd.	52,700	942,171
Isuzu Motors Ltd.	76,500	1,004,811
IT Holdings Corp.	9,100	193,622
Ito En Ltd.	9,000	188,847
ITOCHU Corp.	204,400	2,700,615
Itochu Enex, Co., Ltd.	15,211	146,163
Itochu Techno-Solutions Corp.	5,600	139,560
Itoham Foods, Inc.	17,655	95,210
Iwatani Corp.	26,988	171,121
Iyo Bank Ltd.	34,000	417,829
Izumi Co., Ltd.	5,300	223,892
J. Front Retailing Co., Ltd.	29,000	545,949
Jaccs Co., Ltd.	15,528	74,731
Jafco Co., Ltd.	3,600	143,694
Japan Airlines Co., Ltd.	46,842	1,634,313
Japan Airport Terminal Co., Ltd.	10,100	550,451
Japan Aviation Electronics Industry Ltd.	10,685	290,730
Japan Cash Machine Co., Ltd.	6,102	83,115

Japan Digital Laboratory Co., Ltd.	6,400	89,423
Japan Display, Inc.*	45,302	170,644
Japan Exchange Group, Inc.	34,538	1,121,776
Japan Petroleum Exploration Co., Ltd.	5,700	181,407
Japan Pulp & Paper Co., Ltd.	20,100	55,183
Japan Radio Co., Ltd.	23,400	80,686
Japan Steel Works Ltd.	52,000	214,994
Japan Tobacco, Inc.	150,584	5,365,212
Japan Wool Textile Co., Ltd.	14,419	111,101
JFE Holdings, Inc.	64,200	1,425,006
JGC Corp.	30,000	566,736
Jin Co., Ltd.	2,774	119,677
J-Oil Mills, Inc.	23,100	79,274
Joshin Denki Co., Ltd.	7,400	57,018
Joyo Bank Ltd.	101,000	566,131
JSR Corp.	23,500	415,525
JTEKT Corp.	25,700	486,764
Juroku Bank Ltd.	32,000	130,996
JVC Kenwood Corp.	19,300	52,671
JX Holdings, Inc.	288,000	1,242,976
Kadokawa Dwango*	6,440	83,562
Kaga Electronics Co., Ltd.	5,500	71,410
Kagome Co., Ltd.	12,800	206,352
Kagoshima Bank Ltd.	16,000	115,700
Kajima Corp.	131,000	615,476
Kakaku.com, Inc.	17,876	258,825
Kaken Pharmaceutical Co., Ltd.	9,000	314,377
Kamigumi Co., Ltd.	36,000	338,277
Kanagawa Chuo Kotsu Co., Ltd.	14,700	70,386
Kanamoto Co., Ltd.	4,280	108,587
Kandenko Co., Ltd.	16,000	99,882
Kaneka Corp.	42,000	307,145
Kanematsu Corp.	67,103	117,335
Kansai Electric Power Co., Inc.*	101,166	1,120,485
Kansai Paint Co., Ltd.	34,000	527,009
Kao Corp.	70,200	3,265,503
Kappa Create Holdings Co., Ltd.*	5,800	54,737
Katakura Industries Co., Ltd.	7,200	78,186
Kawasaki Heavy Industries Ltd.	177,000	825,812
Kawasaki Kisen Kaisha Ltd.	100,000	236,140
KDDI Corp.	243,123	5,868,246
Keihan Electric Railway Co., Ltd.	52,000	302,946
Keihin Corp.	5,700	81,785
Keikyu Corp.	69,000	520,946
Keio Corp.	71,000	508,200
Keisei Electric Railway Co., Ltd.	40,000	475,875
Keiyo Bank Ltd.	19,000	99,980
Kenedix, Inc.	26,600	102,370
Kewpie Corp.	13,000	275,328
Key Coffee, Inc.	4,000	67,002
Keyence Corp.	5,540	2,990,337
Kikkoman Corp.	23,371	730,433
Kinden Corp.	24,000	317,490
Kinki Sharyo Co., Ltd.*	13,400	37,008
Kintetsu Department Store Co., Ltd.*	28,164	79,163
Kintetsu Group Holdings Co., Ltd.	260,000	885,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Kirin Holdings Co., Ltd.	110,000	$1,515,382
Kissei Pharmaceutical Co., Ltd.	5,000	127,058
Kitz Corp.	19,319	96,607
Kiyo Bank Ltd.	12,600	192,421
Koa Corp.	5,800	62,367
Kobayashi Pharmaceutical Co., Ltd.	4,700	319,516
Kobe Steel Ltd.	452,000	760,812
Koei Tecmo Holdings Co., Ltd.	7,926	136,455
Koito Manufacturing Co., Ltd.	16,000	624,260
Kokuyo Co., Ltd.	14,200	122,293
Komatsu Ltd.	128,700	2,583,780
Komeri Co., Ltd.	4,300	98,413
Komori Corp.	7,900	107,347
Konami Corp.	9,200	171,093
Konica Minolta, Inc.	63,500	741,443
Kose Corp.	4,100	337,018
Krosaki Harima Corp.	17,100	36,887
K’s Holdings Corp.	7,200	259,444
Kubota Corp.	125,000	1,982,984
Kurabo Industries Ltd.	39,100	83,705
Kuraray Co., Ltd.	44,000	538,203
Kureha Corp.	24,000	94,521
Kurita Water Industries Ltd.	16,300	380,114
Kuroda Electric Co., Ltd.	5,100	94,887
Kusuri No Aoki Co., Ltd.	34	1,506
KYB Co., Ltd.	19,231	66,625
Kyocera Corp.	40,700	2,116,061
Kyoei Steel Ltd.	5,000	92,536
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	82,317
KYORIN Holdings, Inc.	9,000	183,625
Kyoritsu Maintenance Co., Ltd.	1,335	85,848
Kyowa Exeo Corp.	9,800	114,187
Kyowa Hakko Kirin Co., Ltd.	38,000	497,103
Kyushu Electric Power Co., Inc.*	52,100	604,502
Lawson, Inc.	9,000	616,252
Leopalace21 Corp.*	22,700	139,296
Life Corp.	5,900	135,418
Lintec Corp.	5,800	132,554
Lion Corp.	39,000	312,612
LIXIL Group Corp.	38,500	764,432
M3, Inc.	22,414	450,899
Mabuchi Motor Co., Ltd.	9,200	581,836
Macnica Fuji Electronics Holdings, Inc.*	7,250	89,570
Maeda Corp.	18,502	128,200
Maeda Kosen Co., Ltd.	7,188	63,842
Maeda Road Construction Co., Ltd.	10,000	184,173
Makino Milling Machine Co., Ltd.	13,507	136,301
Makita Corp.	17,500	949,463
Mandom Corp.	3,039	135,332
Marubeni Corp.	215,000	1,233,766
Marui Group Co., Ltd.	32,800	443,283
Maruichi Steel Tube Ltd.	11,400	283,172
Maruwa Co., Ltd.	2,900	61,372
Maruzen Showa Unyu Co., Ltd.	22,000	77,836
Marvelous, Inc.	7,616	95,710

Matsuda Sangyo Co., Ltd.	4,000	48,928
Matsumotokiyoshi Holdings Co., Ltd.	5,900	272,378
Matsuya Co., Ltd.	7,173	134,803
Matsuya Foods Co., Ltd.	4,300	82,673
Max Co., Ltd.	6,000	64,224
Mazda Motor Corp.	73,800	1,446,030
Medipal Holdings Corp.	29,500	481,362
Megmilk Snow Brand Co., Ltd.	8,204	105,244
Meidensha Corp.	36,000	135,311
MEIJI Holdings Co., Ltd.	8,300	1,071,537
Meitec Corp.	2,601	96,912
Mie Bank Ltd.	26,100	61,633
Minebea Co., Ltd.	37,000	610,998
Miraca Holdings, Inc.	8,000	400,049
Mirait Holdings Corp.	9,786	114,184
MISUMI Group, Inc.	31,800	451,595
Mitsuba Corp.	3,235	85,114
Mitsubishi Chemical Holdings Corp.	169,000	1,063,974
Mitsubishi Corp.	182,116	4,005,853
Mitsubishi Electric Corp.	248,000	3,205,752
Mitsubishi Estate Co., Ltd.	176,957	3,812,127
Mitsubishi Gas Chemical Co., Inc.	53,000	297,079
Mitsubishi Heavy Industries Ltd.	406,000	2,470,468
Mitsubishi Logistics Corp.	18,000	236,500
Mitsubishi Materials Corp.	176,000	675,900
Mitsubishi Motors Corp.	96,000	817,355
Mitsubishi Paper Mills Ltd.*	61,000	45,855
Mitsubishi Research Institute, Inc.	3,100	74,014
Mitsubishi Shokuhin Co., Ltd.	2,500	56,012
Mitsubishi Tanabe Pharma Corp.	29,000	434,816
Mitsubishi UFJ Financial Group, Inc.	1,920,283	13,804,510
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	334,932
Mitsuboshi Belting Co., Ltd.	12,100	95,902
Mitsui & Co., Ltd.	207,520	2,818,989
Mitsui Chemicals, Inc.	119,000	442,415
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	221,727
Mitsui Fudosan Co., Ltd.	129,823	3,635,277
Mitsui Home Co., Ltd.	13,400	61,972
Mitsui Mining & Smelting Co., Ltd.	97,000	262,344
Mitsui O.S.K. Lines Ltd.	139,863	447,982
Mitsui Sugar Co., Ltd.	19,300	76,957
Mitsumi Electric Co., Ltd.	11,968	81,166
Miura Co., Ltd.	11,508	133,430
Miyazaki Bank Ltd.	26,800	100,293
Mizuho Financial Group, Inc.	3,323,030	7,195,350
Mizuno Corp.	15,800	74,878
Mochida Pharmaceutical Co., Ltd.	2,000	113,249
Modec, Inc.	1,311	20,117
MonotaRO Co., Ltd.	4,022	176,806
Morinaga & Co., Ltd.	35,100	150,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Morinaga Milk Industry Co., Ltd.	29,000	$106,394
MOS Food Services, Inc.	4,100	85,226
Moshi Moshi Hotline, Inc.	6,150	68,894
MS&AD Insurance Group Holdings, Inc.	76,804	2,392,888
Murata Manufacturing Co., Ltd.	26,000	4,537,811
Musashi Seimitsu Industry Co., Ltd.	3,100	60,133
Musashino Bank Ltd.	5,200	205,434
Nabtesco Corp.	14,000	351,187
Nachi-Fujikoshi Corp.	25,458	150,187
Nagase & Co., Ltd.	18,000	248,560
Nagoya Railroad Co., Ltd.	84,000	314,352
Nankai Electric Railway Co., Ltd.	67,000	301,099
NEC Corp.	302,000	915,488
NEC Networks & System Integration Corp.	2,159	47,172
NET One Systems Co., Ltd.	14,580	102,335
Nexon Co., Ltd.	24,571	338,093
NGK Insulators Ltd.	34,000	876,496
NGK Spark Plug Co., Ltd.	22,000	610,287
NH Foods Ltd.	19,000	433,762
NHK Spring Co., Ltd.	25,000	275,565
Nichias Corp.	14,969	92,834
Nichicon Corp.	10,400	84,638
Nichi-iko Pharmaceutical Co., Ltd.	6,073	164,993
Nichirei Corp.	40,000	276,178
Nidec Corp.	26,186	1,960,981
Nifco, Inc.	6,400	277,681
Nihon Kohden Corp.	11,800	292,144
Nihon M&A Center, Inc.	3,987	164,516
Nihon Nohyaku Co., Ltd.	8,530	82,801
Nihon Parkerizing Co., Ltd.	14,718	149,483
Nihon Trim Co., Ltd.	1,921	50,699
Nihon Unisys Ltd.	10,500	107,930
Nikon Corp.	50,100	579,659
Nintendo Co., Ltd.	15,284	2,556,387
Nippon Carbon Co., Ltd.	22,500	74,090
Nippon Chemi-Con Corp.*	35,035	105,633
Nippon Densetsu Kogyo Co., Ltd.	7,465	131,446
Nippon Electric Glass Co., Ltd.	54,000	273,563
Nippon Express Co., Ltd.	103,000	506,647
Nippon Kayaku Co., Ltd.	24,000	258,855
Nippon Konpo Unyu Soko Co., Ltd.	9,000	157,078
Nippon Light Metal Holdings Co., Ltd.	52,529	90,564
Nippon Paint Holdings Co., Ltd.	22,000	621,073
Nippon Paper Industries Co., Ltd.	16,100	282,311
Nippon Sharyo Ltd.	14,000	37,750
Nippon Sheet Glass Co., Ltd.*	148,000	157,209
Nippon Shinyaku Co., Ltd.	6,000	183,846
Nippon Shokubai Co., Ltd.	20,000	273,890
Nippon Signal Co., Ltd.	8,900	97,737
Nippon Steel & Sumikin Bussan Corp.	27,116	99,039

Nippon Steel & Sumitomo Metal Corp.	1,097,617	2,846,620
Nippon Suisan Kaisha Ltd.	32,900	94,088
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	46,126
Nippon Telegraph & Telephone Corp.	184,672	6,689,899
Nippon Television Holdings, Inc.	27,400	484,708
Nippon Thompson Co., Ltd.	11,000	61,658
Nippon Valqua Industries Ltd.	22,000	59,501
Nippon Yusen KK	216,000	601,838
Nipro Corp.	13,900	142,311
Nishimatsuya Chain Co., Ltd.	7,500	75,499
Nishi-Nippon City Bank Ltd.	114,000	328,815
Nishi-Nippon Railroad Co., Ltd.	42,000	192,867
Nishio Rent All Co., Ltd.	3,963	99,087
Nissan Chemical Industries Ltd.	18,000	397,549
Nissan Motor Co., Ltd.	348,180	3,627,320
Nissan Shatai Co., Ltd.	13,000	178,028
Nisshin Seifun Group, Inc.	28,825	383,438
Nisshin Steel Co., Ltd.	10,951	135,920
Nisshinbo Holdings, Inc.	22,000	246,092
Nissin Electric Co., Ltd.	11,000	78,106
Nissin Foods Holdings Co., Ltd.	10,700	469,494
Nissin Kogyo Co., Ltd.	4,986	82,336
Nitori Holdings Co., Ltd.	10,500	856,232
Nitta Corp.	3,600	99,865
Nitto Boseki Co., Ltd.	20,312	89,623
Nitto Denko Corp.	19,700	1,619,332
Nitto Kogyo Corp.	5,056	113,857
Nitto Kohki Co., Ltd.	2,800	63,420
Noevir Holdings Co., Ltd.	2,811	60,568
NOF Corp.	21,020	168,833
NOK Corp.	11,800	366,385
Nomura Holdings, Inc.	500,402	3,396,118
Nomura Real Estate Holdings, Inc.	15,900	333,889
Nomura Research Institute Ltd.	14,517	568,178
Noritake Co., Ltd.	19,900	46,341
North Pacific Bank Ltd.	48,800	218,112
NS Solutions Corp.	3,300	109,205
NS United Kaiun Kaisha Ltd.	28,700	62,144
NSD Co., Ltd.	6,930	91,675
NSK Ltd.	49,000	757,111
NTN Corp.	74,000	465,580
NTT Data Corp.	14,761	645,270
NTT DOCOMO, Inc.	183,256	3,509,842
NTT Urban Development Corp.	15,400	153,264
Obayashi Corp.	90,000	656,698
Obic Co., Ltd.	8,190	365,383
Odakyu Electric Railway Co., Ltd.	86,000	803,187
Ohsho Food Service Corp.	2,130	73,445
Oiles Corp.	4,560	86,591
Oita Bank Ltd.	21,000	89,570
Oji Holdings Corp.	124,000	539,020
Okabe Co., Ltd.	7,367	57,787
Okamura Corp.	15,286	133,269
Okasan Securities Group, Inc.	23,000	161,809
Oki Electric Industry Co., Ltd.	108,244	227,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

OKUMA Corp.	22,400	$253,129
Okumura Corp.	25,000	127,671
Olympus Corp.*	35,900	1,240,814
Omron Corp.	26,800	1,164,979
Ono Pharmaceutical Co., Ltd.	11,577	1,264,734
Onward Holdings Co., Ltd.	23,000	158,614
Oracle Corp. Japan	5,000	209,176
Organo Corp.	9,300	39,515
Orient Corp.*	50,508	89,968
Oriental Land Co., Ltd.	27,200	1,736,880
ORIX Corp.	173,286	2,578,370
Osaka Gas Co., Ltd.	249,000	983,304
Osaka Steel Co., Ltd.	6,200	115,403
OSAKA Titanium Technologies Co., Ltd.	5,100	137,100
OSG Corp.	14,700	315,176
Otsuka Corp.	7,800	364,554
Otsuka Holdings Co., Ltd.	51,838	1,653,386
Pack Corp.	4,000	80,010
PanaHome Corp.	11,000	78,286
Panasonic Corp.	293,370	4,030,736
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	80,605
Paramount Bed Holdings Co., Ltd.	4,070	120,219
Parco Co., Ltd.	8,506	84,306
Paris Miki Holdings, Inc.	7,300	28,571
Park24 Co., Ltd.	14,800	253,590
PGM Holdings KK	10,000	106,794
Pigeon Corp.	15,840	498,944
Pilot Corp.	4,200	164,211
Pioneer Corp.*	54,177	98,717
Plenus Co., Ltd.	4,700	84,680
Pola Orbis Holdings, Inc.	2,748	155,604
Rakuten, Inc.	109,463	1,768,706
Recruit Holdings Co., Ltd.	38,034	1,160,739
Renesas Electronics Corp.*	8,900	63,631
Rengo Co., Ltd.	21,000	86,996
Resona Holdings, Inc.	284,000	1,551,285
Resorttrust, Inc.	10,200	248,197
Ricoh Co., Ltd.	71,000	736,773
Ricoh Leasing Co., Ltd.	2,500	76,705
Riken Corp.	16,000	61,707
Riken Vitamin Co., Ltd.	3,094	99,101
Rinnai Corp.	4,800	378,478
Rohm Co., Ltd.	13,200	885,501
Rohto Pharmaceutical Co., Ltd.	15,000	247,824
Round One Corp.	11,100	54,146
Ryobi Ltd.	18,700	73,037
Ryohin Keikaku Co., Ltd.	3,000	581,934
Saibu Gas Co., Ltd.	23,000	54,876
Saizeriya Co., Ltd.	4,200	93,242
Sakai Chemical Industry Co., Ltd.	14,100	50,577
Sakata INX Corp.	10,781	95,314
Sakata Seed Corp.	5,300	101,249
Sanden Holdings Corp.	18,200	84,765
Sangetsu Co., Ltd.	11,200	170,858
San-In Godo Bank Ltd.	15,000	144,748
Sankyo Co., Ltd.	7,700	272,742
Sankyo Tateyama, Inc.	2,211	37,360

Sankyu, Inc.	40,000	218,654
Sanoh Industrial Co., Ltd.	7,800	52,899
Sanrio Co., Ltd.	6,400	173,878
Santen Pharmaceutical Co., Ltd.	52,000	736,332
Sanwa Holdings Corp.	31,000	261,151
Sanyo Chemical Industries Ltd.	9,400	66,054
Sanyo Electric Railway Co., Ltd.	24,625	94,971
Sanyo Shokai Ltd.	18,600	51,217
Sapporo Holdings Ltd.	52,000	193,324
Sawai Pharmaceutical Co., Ltd.	4,400	256,339
SBI Holdings, Inc.	29,097	400,846
SCREEN Holdings Co., Ltd.	25,000	157,495
SCSK Corp.	6,300	192,266
Secom Co., Ltd.	25,200	1,635,936
Sega Sammy Holdings, Inc.	27,471	359,142
Seibu Holdings, Inc.	21,536	499,049
Seikagaku Corp.	4,173	68,467
Seiko Epson Corp.	37,200	659,895
Seiko Holdings Corp.	20,878	105,768
Seino Holdings Co., Ltd.	25,000	280,263
Seiren Co., Ltd.	9,500	100,523
Sekisui Chemical Co., Ltd.	59,000	724,574
Sekisui House Ltd.	86,000	1,366,050
Sekisui Jushi Corp.	7,100	92,416
Senshu Ikeda Holdings, Inc.	18,340	83,170
Seven & i Holdings Co., Ltd.	99,379	4,271,222
Seven Bank Ltd.	99,354	460,299
Sharp Corp.*	192,000	233,754
Shiga Bank Ltd.	30,000	161,785
Shikoku Chemicals Corp.	12,000	103,346
Shikoku Electric Power Co., Inc.*	20,885	312,801
Shimachu Co., Ltd.	6,100	175,945
Shimadzu Corp.	28,000	380,471
Shimamura Co., Ltd.	3,300	346,758
Shimano, Inc.	10,700	1,460,065
Shimizu Corp.	91,000	766,605
Shimojima Co., Ltd.	5,300	45,255
Shinagawa Refractories Co., Ltd.	21,703	51,604
Shindengen Electric Manufacturing Co., Ltd.	13,600	68,119
Shin-Etsu Chemical Co., Ltd.	46,614	2,894,307
Shin-Etsu Polymer Co., Ltd.	11,000	52,400
Shinko Electric Industries Co., Ltd.	8,500	61,327
Shinsei Bank Ltd.	228,000	460,154
Shionogi & Co., Ltd.	40,600	1,574,106
Shiseido Co., Ltd.	49,800	1,130,403
Shizuoka Bank Ltd.	78,000	815,149
Sho-Bond Holdings Co., Ltd.	2,689	112,275
Shochiku Co., Ltd.	19,000	170,152
Showa Corp.	3,734	37,192
Showa Denko KK	175,000	231,646
Showa Sangyo Co., Ltd.	24,500	99,694
Showa Shell Sekiyu KK	30,300	264,910
Sintokogio Ltd.	7,500	66,491
SKY Perfect JSAT Holdings, Inc.	18,341	98,460
Skylark Co., Ltd.	11,614	153,069
SMC Corp.	7,600	2,289,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SMK Corp.	16,209	$65,162
SoftBank Corp.	126,649	7,460,168
Sohgo Security Services Co., Ltd.	8,100	319,672
Sojitz Corp.	154,100	373,965
Sompo Japan Nipponkoa Holdings, Inc.	54,500	2,000,137
Sony Corp.*	160,472	4,538,741
Sony Financial Holdings, Inc.	24,977	437,967
Sotetsu Holdings, Inc.	50,000	260,653
Square Enix Holdings Co., Ltd.	10,400	230,205
St. Marc Holdings Co., Ltd.	2,948	97,074
Stanley Electric Co., Ltd.	16,900	352,403
Star Micronics Co., Ltd.	6,600	112,602
Start Today Co., Ltd.	6,669	186,635
Sugi Holdings Co., Ltd.	5,000	255,342
Sumco Corp.	21,300	266,805
Sumitomo Chemical Co., Ltd.	181,000	1,088,499
Sumitomo Corp.	144,500	1,681,317
Sumitomo Dainippon Pharma Co., Ltd.	21,398	235,861
Sumitomo Electric Industries Ltd.	97,891	1,517,337
Sumitomo Forestry Co., Ltd.	25,100	309,687
Sumitomo Heavy Industries Ltd.	66,000	385,047
Sumitomo Metal Mining Co., Ltd.	69,000	1,050,631
Sumitomo Mitsui Construction Co., Ltd.	79,018	103,304
Sumitomo Mitsui Financial Group, Inc.	181,013	8,074,110
Sumitomo Mitsui Trust Holdings, Inc.	540,630	2,476,424
Sumitomo Osaka Cement Co., Ltd.	65,000	240,593
Sumitomo Real Estate Sales Co., Ltd.	3,040	76,754
Sumitomo Realty & Development Co., Ltd.	58,880	2,065,623
Sumitomo Riko Co., Ltd.	5,200	41,512
Sumitomo Rubber Industries Ltd.	23,600	365,806
Sumitomo Warehouse Co., Ltd.	17,000	95,012
Sundrug Co., Ltd.	6,000	357,397
Suntory Beverage & Food Ltd.	17,124	682,106
Suruga Bank Ltd.	26,000	558,091
Suzuken Co., Ltd.	11,220	359,377
Suzuki Motor Corp.	51,800	1,750,157
SWCC Showa Holdings Co., Ltd.	60,300	46,807
Sysmex Corp.	20,100	1,198,921
T Hasegawa Co., Ltd.	7,045	102,177
T&D Holdings, Inc.	90,100	1,343,567
T.RAD Co., Ltd.	17,200	34,151
Tadano Ltd.	15,552	232,546
Taihei Dengyo Kaisha Ltd.	8,600	84,956
Taihei Kogyo Co., Ltd.	14,800	80,056
Taiheiyo Cement Corp.	158,000	462,181
Taikisha Ltd.	4,599	111,006
Taisei Corp.	143,000	821,416

Taisho Pharmaceutical Holdings Co., Ltd.	6,768	457,338
Taiyo Holdings Co., Ltd.	2,989	125,045
Taiyo Nippon Sanso Corp.	33,000	399,338
Taiyo Yuden Co., Ltd.	15,000	210,565
Takamatsu Construction Group Co., Ltd.	12	262
Takara Holdings, Inc.	30,000	234,833
Takara Standard Co., Ltd.	12,000	85,010
Takasago International Corp.	22,702	94,974
Takasago Thermal Engineering Co., Ltd.	8,923	108,343
Takashimaya Co., Ltd.	33,000	299,301
Takata Corp.	9,100	99,116
Takeda Pharmaceutical Co., Ltd.	94,464	4,562,460
Takuma Co., Ltd.	12,205	77,786
Tamron Co., Ltd.	2,969	62,662
TDK Corp.	15,400	1,179,050
TechnoPro Holdings, Inc.	3,425	86,195
Teijin Ltd.	132,000	512,318
Temp Holdings Co., Ltd.	6,022	217,488
Tenma Corp.	6,500	111,958
Terumo Corp.	40,600	974,320
THK Co., Ltd.	16,300	352,411
TKC Corp.	5,390	152,823
Toagosei Co., Ltd.	17,000	141,823
Tobu Railway Co., Ltd.	126,000	541,537
TOC Co., Ltd.	13,669	95,605
Tocalo Co., Ltd.	3,700	86,676
Toda Corp.	32,000	146,946
Toenec Corp.	19,751	122,813
Toho Co., Ltd.	20,600	512,538
Toho Gas Co., Ltd.	67,000	396,903
Toho Holdings Co., Ltd.	9,200	211,912
Toho Titanium Co., Ltd.*	5,100	58,924
Tohoku Electric Power Co., Inc.	61,600	834,521
Tokai Carbon Co., Ltd.	32,000	100,404
TOKAI Holdings Corp.	23,430	95,340
Tokai Rika Co., Ltd.	7,500	187,523
Tokai Tokyo Financial Holdings, Inc.	34,000	247,530
Token Corp.	2,181	137,755
Tokio Marine Holdings, Inc.	96,300	4,008,271
Tokyo Broadcasting System Holdings, Inc.	17,000	234,890
Tokyo Dome Corp.	16	67
Tokyo Electric Power Co., Inc.*	210,337	1,146,340
Tokyo Electron Ltd.	20,000	1,266,005
Tokyo Gas Co., Ltd.	301,093	1,599,138
Tokyo Ohka Kogyo Co., Ltd.	5,100	144,809
Tokyo Seimitsu Co., Ltd.	5,489	120,423
Tokyo Steel Manufacturing Co., Ltd.	14,700	107,981
Tokyo Tatemono Co., Ltd.	27,500	381,991
Tokyo TY Financial Group, Inc.	3,743	127,229
Tokyotokeiba Co., Ltd.	20,593	48,797
Tokyu Corp.	129,000	864,322
Tokyu Fudosan Holdings Corp.	57,534	443,781
Tomy Co., Ltd.	9,500	49,602
TonenGeneral Sekiyu KK	41,000	381,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Topcon Corp.	6,848	$165,066
Toppan Forms Co., Ltd.	7,000	96,491
Toppan Printing Co., Ltd.	75,000	627,528
Topy Industries Ltd.	45,211	115,627
Toray Industries, Inc.	197,000	1,666,818
Toshiba Corp.	522,000	1,795,661
Toshiba Machine Co., Ltd.	17,105	78,408
Toshiba Plant Systems & Services Corp.	6,000	73,097
Toshiba TEC Corp.	17,000	92,095
Tosoh Corp.	63,000	391,739
Totetsu Kogyo Co., Ltd.	4,727	97,912
TOTO Ltd.	38,000	684,953
Toyo Engineering Corp.	14,502	34,482
Toyo Ink SC Holdings Co., Ltd.	24,000	96,286
Toyo Kohan Co., Ltd.	17,415	86,374
Toyo Seikan Group Holdings Ltd.	18,400	294,977
Toyo Suisan Kaisha Ltd.	15,000	547,248
Toyo Tire & Rubber Co., Ltd.	11,244	237,770
Toyobo Co., Ltd.	121,000	192,793
Toyoda Gosei Co., Ltd.	9,300	224,398
Toyota Boshoku Corp.	8,600	145,037
Toyota Industries Corp.	21,800	1,243,322
Toyota Motor Corp.	332,175	22,264,424
Toyota Tsusho Corp.	29,500	791,825
Trend Micro, Inc.	13,200	451,918
TS Tech Co., Ltd.	5,200	139,151
TSI Holdings Co., Ltd.	12,000	83,049
Tsubakimoto Chain Co.	12,965	126,806
Tsumura & Co.	9,200	198,005
Tsuruha Holdings, Inc.	4,800	373,771
Tsutsumi Jewelry Co., Ltd.	2,800	65,868
TV Asahi Holdings Corp.	6,480	108,860
Tv Tokyo Holdings Corp.	4,700	74,695
UACJ Corp.	34,970	88,579
Ube Industries Ltd.	141,000	266,136
Ulvac, Inc.	5,398	83,141
Unicharm Corp.	52,600	1,250,478
Unipres Corp.	4,100	85,863
United Arrows Ltd.	2,708	84,857
United Super Markets Holdings, Inc.*	9,129	78,546
Unitika Ltd.*	77,800	36,871
UNY Group Holdings Co., Ltd.	26,100	166,984
Ushio, Inc.	19,600	255,280
USS Co., Ltd.	31,000	559,791
Valor Co., Ltd.	5,831	146,031
Wacoal Holdings Corp.	20,000	233,852
Wacom Co., Ltd.	21,153	76,914
Wakita & Co., Ltd.	9,405	95,906
WATAMI Co., Ltd.	100	824
Welcia Holdings Co., Ltd.	3,090	141,137
West Japan Railway Co.	23,222	1,486,656
Xebio Co., Ltd.	5,148	100,533
Yahoo! Japan Corp.	186,552	753,006
Yakult Honsha Co., Ltd.	14,300	848,290
Yamada Denki Co., Ltd.	117,100	468,840
Yamagata Bank Ltd.	21,000	91,800

Yamaguchi Financial Group, Inc.	31,000	386,281
Yamaha Corp.	18,200	367,316
Yamaha Motor Co., Ltd.	39,300	859,632
Yamato Holdings Co., Ltd.	43,300	838,333
Yamato Kogyo Co., Ltd.	7,700	179,877
Yamazaki Baking Co., Ltd.	26,000	433,174
Yaoko Co., Ltd.	2,638	122,648
Yaskawa Electric Corp.	27,000	345,925
Yodogawa Steel Works Ltd.	25,160	109,986
Yokogawa Electric Corp.	32,500	417,984
Yokohama Rubber Co., Ltd.	14,820	297,647
Yoshinoya Holdings Co., Ltd.	7,900	95,728
Yushin Precision Equipment Co., Ltd.	3,893	87,571
Zenkoku Hosho Co., Ltd.	5,062	180,335
Zensho Holdings Co., Ltd.	9,793	93,301
Zeon Corp.	22,000	203,129

		469,469,232

Mexico (0.0%)
Fresnillo plc	28,732	313,307

Netherlands (3.7%)
ASML Holding N.V.	108,339	11,196,467
ING Groep N.V. (CVA)	1,116,420	18,433,131
Koninklijke Philips N.V.	269,862	6,865,526
Royal Dutch Shell plc, Class A	661,931	18,580,655
Royal Dutch Shell plc, Class B	416,779	11,833,392

		66,909,171

New Zealand (0.0%)
Fisher & Paykel Healthcare Corp., Ltd.	12,990	61,037
Fletcher Building Ltd.	32,526	180,938
Kathmandu Holdings Ltd.	32,041	38,812
SKY Network Television Ltd.	23,594	97,755
SKYCITY Entertainment Group Ltd.	28,945	83,747
Spark New Zealand Ltd.	35,485	67,899
Trade Me Group Ltd.	35,401	82,487

		612,675

Singapore (0.0%)
Singapore Telecommunications Ltd.	15,571	48,672

South Africa (0.1%)
Mondi plc	62,480	1,345,934

Spain (5.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,820,187	17,841,038
Banco Santander S.A.	4,132,906	28,861,820
Iberdrola S.A.	1,632,207	10,994,422
Inditex S.A.	303,383	9,860,994
Repsol S.A.	291,245	5,113,938
Telefonica S.A.	1,251,548	17,789,925

		90,462,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Switzerland (0.6%)
Coca-Cola HBC AG*	33,682	$723,984
Glencore plc*	1,813,626	7,275,182
Wolseley plc	44,233	2,823,830

		10,822,996

United Kingdom (22.0%)
3i Group plc	163,357	1,325,725
Aberdeen Asset Management plc	169,309	1,074,748
Admiral Group plc	33,676	733,909
Anglo American plc	222,050	3,204,610
Antofagasta plc	60,167	651,835
ARM Holdings plc	239,858	3,908,213
Ashtead Group plc	85,605	1,478,230
Associated British Foods plc	59,219	2,671,404
AstraZeneca plc	214,449	13,542,140
Aviva plc	687,465	5,319,883
Babcock International Group plc	85,419	1,449,518
BAE Systems plc	537,480	3,810,454
Barclays plc	2,845,873	11,648,460
Barratt Developments plc	167,489	1,617,162
BG Group plc	578,343	9,627,904
BP plc	3,099,153	20,459,389
British American Tobacco plc	316,760	16,996,767
British Land Co. plc (REIT)	171,905	2,143,289
BT Group plc	1,422,218	10,060,439
Bunzl plc	56,453	1,541,637
Burberry Group plc	75,296	1,858,632
Capita plc	112,477	2,187,911
Centrica plc	844,615	3,500,893
Compass Group plc	283,516	4,690,847
Diageo plc	428,017	12,381,125
Direct Line Insurance Group plc	233,100	1,229,896
Dixons Carphone plc	168,663	1,201,828
easyJet plc	42,317	1,027,944
G4S plc	263,038	1,110,120
GKN plc	280,061	1,471,953
GlaxoSmithKline plc	826,177	17,167,777
Hammerson plc (REIT)	132,999	1,286,239
Hargreaves Lansdown plc	37,245	674,750
Henderson Group plc (CDI)	118,160	485,005
Hikma Pharmaceuticals plc	22,988	698,198
HSBC Holdings plc	3,316,427	29,707,545
Imperial Tobacco Group plc	163,718	7,889,609
Inmarsat plc	76,117	1,094,927
InterContinental Hotels Group plc	40,191	1,620,432
International Consolidated Airlines Group S.A.*	311,384	2,420,380
Intertek Group plc	27,380	1,054,010
Intu Properties plc (REIT)	155,617	752,123
ITV plc	636,171	2,631,904
J Sainsbury plc	239,410	997,987
Johnson Matthey plc	34,841	1,663,120
Kingfisher plc	396,336	2,162,786
Land Securities Group plc (REIT)	133,686	2,529,052
Legal & General Group plc	1,009,039	3,946,191

Lloyds Banking Group plc	9,789,207	13,111,013
London Stock Exchange Group plc	53,026	1,974,615
Marks & Spencer Group plc	279,611	2,354,856
Meggitt plc	133,841	980,828
Merlin Entertainments plc§	120,218	806,760
National Grid plc	640,997	8,230,565
Next plc	25,022	2,929,028
Old Mutual plc	830,504	2,629,433
Pearson plc	138,174	2,616,126
Persimmon plc*	52,007	1,613,891
Prudential plc	433,618	10,441,264
Randgold Resources Ltd.	15,812	1,064,591
Reckitt Benckiser Group plc	108,032	9,315,621
Reed Elsevier plc	192,352	3,128,112
Rio Tinto Ltd.	68,914	2,857,919
Rio Tinto plc	212,016	8,708,022
Rolls-Royce Holdings plc*	312,441	4,271,029
Rolls-Royce Holdings plc, Class C (b)*†	43,802,778	68,825
Royal Bank of Scotland Group plc*	371,833	2,053,613
Royal Mail plc	130,849	1,057,794
RSA Insurance Group plc	172,172	1,074,526
SABMiller plc	160,650	8,340,000
Sage Group plc	182,586	1,470,302
Schroders plc	19,255	960,880
Severn Trent plc	40,507	1,324,486
Sky plc	178,193	2,903,452
Smith & Nephew plc	152,374	2,571,346
Smiths Group plc	66,733	1,183,804
Sports Direct International plc*	42,621	481,167
SSE plc	167,794	4,049,607
St. James’s Place plc	87,301	1,242,776
Standard Chartered plc	354,770	5,680,236
Standard Life plc	332,383	2,318,820
Taylor Wimpey plc	547,672	1,598,864
Tesco plc	1,380,375	4,610,027
Travis Perkins plc	41,994	1,392,243
Unilever N.V. (CVA)	450,851	18,775,790
Unilever plc	205,018	8,794,273
United Utilities Group plc	115,905	1,624,472
Vodafone Group plc	4,514,540	16,304,343
Weir Group plc	36,203	965,321
Whitbread plc	30,642	2,381,313
WM Morrison Supermarkets plc	366,923	1,042,362
WPP plc	223,175	5,000,465

		399,013,680

United States (0.1%)
Carnival plc	31,033	1,584,232
News Corp. (CDI), Class B*	5,465	76,909
ResMed, Inc. (CDI)	122,687	688,172
Sims Metal Management Ltd.	27,279	219,311

		2,568,624

Total Common Stocks (98.6%) (Cost $1,656,444,052)		1,789,210,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	15,321,494	$15,321,494

Total Short-Term Investments (0.8%) (Cost $15,321,494)		15,321,494

Total Investments (99.4%) (Cost $1,671,765,546)		1,804,531,720
Other Assets Less Liabilities (0.6%)		11,652,432

Net Assets (100%)		$1,816,184,152

*	Non-income producing.
†	Securities (totaling $68,825 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $806,760 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	154	September-15	$5,915,817	$5,899,162	$(16,655)
FTSE 100 Index	37	September-15	3,870,624	3,775,368	(95,256)
SPI 200 Index	14	September-15	1,475,839	1,457,419	(18,420)
TOPIX Index	41	September-15	5,515,935	5,462,312	(53,623)

					$(183,954)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$223,212,781	$—	$223,212,781
Consumer Staples	—	196,826,734	—	196,826,734
Energy	—	126,185,057	—	126,185,057
Financials	—	463,116,507	—	463,116,507
Health Care	—	158,285,496	—	158,285,496
Industrials	—	217,057,119	68,825	217,125,944
Information Technology	—	91,775,930	—	91,775,930
Materials	—	128,641,642	—	128,641,642
Telecommunication Services	—	112,331,778	—	112,331,778
Utilities	—	71,708,357	—	71,708,357
Short-Term Investments	15,321,494	—	—	15,321,494

Total Assets	$15,321,494	$1,789,141,401	$68,825	$1,804,531,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(183,954)	$—	$—	$(183,954)

Total Liabilities	$(183,954)	$—	$—	$(183,954)

Total	$15,137,540	$1,789,141,401	$68,825	$1,804,347,766

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(183,954	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$13,150	$13,150
Equity contracts	2,084,431	—	2,084,431

Total	$2,084,431	$13,150	$2,097,581

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(499,567)	$(499,567)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 and futures contracts with an average notional balance of approximately $16,947,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$177,683,442
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,666,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$348,344,318
Aggregate gross unrealized depreciation	(225,287,602)

Net unrealized appreciation	$123,056,716

Federal income tax cost of investments	$1,681,475,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,671,765,546)	$1,804,531,720
Cash	3,721,000
Foreign cash (Cost $1,777,332)	1,773,334
Dividends, interest and other receivables	6,469,724
Due from broker for futures variation margin	907,513
Receivable from Separate Accounts for Trust shares sold	446,934
Other assets	17,823

Total assets	1,817,868,048

LIABILITIES
Investment management fees payable	611,161
Payable to Separate Accounts for Trust shares redeemed	412,579
Distribution fees payable – Class IB	183,629
Administrative fees payable	153,932
Distribution fees payable – Class IA	142,556
Trustees’ fees payable	6,916
Accrued expenses	173,123

Total liabilities	1,683,896

NET ASSETS	$1,816,184,152

Net assets were comprised of:
Paid in capital	$2,357,600,303
Accumulated undistributed net investment income (loss)	24,204,134
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(697,944,803)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	132,324,518

Net assets	$1,816,184,152

Class IA
Net asset value, offering and redemption price per share, $675,513,870 / 72,709,814 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

Class IB
Net asset value, offering and redemption price per share, $875,501,395 / 95,693,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.15

Class K
Net asset value, offering and redemption price per share, $265,168,887 / 28,515,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited) (ag)

INVESTMENT INCOME
Dividends (net of $3,102,604 foreign withholding tax)	$36,607,028
Interest	8,160

Total income	36,615,188

EXPENSES
Investment management fees	3,551,954
Distribution fees – Class IB	1,067,132
Administrative fees	895,358
Distribution fees – Class IA	846,629
Custodian fees	109,595
Printing and mailing expenses	45,521
Professional fees	39,847
Trustees’ fees	20,003
Miscellaneous	16,681

Total expenses	6,592,720

NET INVESTMENT INCOME (LOSS)	30,022,468

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(3,324,456)
Futures	2,084,431
Foreign currency transactions	(38,482)

Net realized gain (loss)	(1,278,507)

Change in unrealized appreciation (depreciation) on:
Investments	59,328,810
Futures	(499,567)
Foreign currency translations	(5,053)

Net change in unrealized appreciation (depreciation)	58,824,190

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,545,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,568,151

(ag)	On May 22, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/International ETF Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 22, 2015 represents the results of operations of the EQ/International Equity Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)(ag)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,022,468	$53,159,910
Net realized gain (loss) on investments, futures and foreign currency transactions	(1,278,507)	10,498,915
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	58,824,190	(183,563,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	87,568,151	(119,904,542)

DIVIDENDS :
Dividends from net investment income
Class IA	—	(21,540,125)
Class IB	—	(26,291,054)
Class K	—	(5,545,169)

TOTAL DIVIDENDS :	—	(53,376,348)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,661,614 and 2,424,294 shares, respectively ]	15,481,805	23,671,995
Capital shares issued in connection with merger (Note 9) [ 477,423 and 0 shares, respectively ]	4,645,024	—
Capital shares issued in reinvestment of dividends [ 0 and 2,408,224 shares, respectively ]	—	21,540,125
Capital shares repurchased [ (3,761,245) and (7,090,483) shares, respectively ]	(34,765,258)	(68,867,550)

Total Class IA transactions	(14,638,429)	(23,655,430)

Class IB
Capital shares sold [ 7,142,381 and 8,969,220 shares, respectively ]	66,107,073	85,261,479
Capital shares issued in reinvestment of dividends [ 0 and 2,984,828 shares, respectively ]	—	26,291,054
Capital shares repurchased [ (3,947,727) and (10,699,132) shares, respectively ]	(36,179,946)	(102,222,630)

Total Class IB transactions	29,927,127	9,329,903

Class K
Capital shares sold [ 11,330,376 and 5,158,520 shares, respectively ]	102,577,280	50,663,125
Capital shares issued in reinvestment of dividends [ 0 and 620,166 shares, respectively ]	—	5,545,169
Capital shares repurchased [ (634,735) and (2,526,667) shares, respectively ]	(5,957,314)	(24,598,780)

Total Class K transactions	96,619,966	31,609,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	111,908,664	17,283,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,476,815	(155,996,903)
NET ASSETS:
Beginning of period	1,616,707,337	1,772,704,240

End of period (a)	$1,816,184,152	$1,616,707,337

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,204,134	$(5,818,334)

(ag) On May 22, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/International ETF Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 22, 2015 represents the results of operations of the EQ/International Equity Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013		2012	2011	2010
Net asset value, beginning of period	$8.82	$9.79	$8.24		$7.30	$8.60	$8.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.30	0.20	##	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.32	(0.97)	1.56		0.97	(1.30)	0.29

Total from investment operations	0.47	(0.67)	1.76		1.18	(1.04)	0.45

Less distributions:
Dividends from net investment income	—	(0.30)	(0.21)		(0.24)	(0.26)	(0.21)

Net asset value, end of period	$9.29	$8.82	$9.79		$8.24	$7.30	$8.60

Total return (b)	5.33%	(6.90)%	21.43%		16.22%	(11.98)%	5.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$675,514	$655,835	$750,077		$672,396	$659,391	$1,134,210
Ratio of expenses to average net assets (a)(f)	0.78%	0.79%	0.79%		0.79%	0.53%	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	3.30%	3.05%	2.18	%(aa)	2.74%	3.06%	1.93%
Portfolio turnover rate (z)^	3%	8%	9%		5%	65%	61%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013		2012	2011	2010
Net asset value, beginning of period	$8.69	$9.64	$8.11		$7.19	$8.47	$8.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.29	0.19	##	0.21	0.23	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.31	(0.95)	1.54		0.95	(1.27)	0.30

Total from investment operations	0.46	(0.66)	1.73		1.16	(1.04)	0.43

Less distributions:
Dividends from net investment income	—	(0.29)	(0.20)		(0.24)	(0.24)	(0.19)

Net asset value, end of period	$9.15	$8.69	$9.64		$8.11	$7.19	$8.47

Total return (b)	5.29%	(6.85)%	21.48%		16.14%	(12.20)%	5.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$875,501	$803,688	$879,975		$715,496	$681,113	$871,872
Ratio of expenses to average net assets (a)(f)	0.78%	0.79%	0.79%		0.79%	0.78%	1.08%
Ratio of net investment income (loss) to average net assets (a)(f)	3.32%	3.04%	2.15	%(bb)	2.75%	2.75%	1.69%
Portfolio turnover rate (z)^	3%	8%	9%		5%	65%	61%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2014	2013		2012
Net asset value, beginning of period	$8.82	$9.79	$8.24		$7.30	$7.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.32	0.22	##	0.24	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.30	(0.97)	1.56		0.97	(0.18)

Total from investment operations	0.48	(0.65)	1.78		1.21	(0.12)

Less distributions:
Dividends from net investment income	—	(0.32)	(0.23)		(0.27)	(0.26)

Net asset value, end of period	$9.30	$8.82	$9.79		$8.24	$7.30

Total return (b)	5.44%	(6.65)%	21.73%		16.52%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$265,169	$157,184	$142,652		$140,323	$226,542
Ratio of expenses to average net assets (a)(f)	0.53%	0.54%	0.54%		0.54%	0.54%
Ratio of net investment income (loss) to average net assets (a)(f)	3.80%	3.29%	2.43	%(cc)	3.09%	2.38%
Portfolio turnover rate (z)^	3%	8%	9%		5%	65%
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.16, $0.15 and $0.18 for Class IA, Class IB and K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the net investment income ratio for Class IA would be 1.75%.
(bb)	Includes income resulting from a special dividend. Without this dividend, the net investment income ratio for Class IB would be 1.72%.
(cc)	Includes income resulting from a special dividend. Without this dividend, the net investment income ratio for Class K would be 2.00%.
(ag)	On May 22, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/International ETF Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 22, 2015 represents the results of operations of the EQ/International Equity Index Portfolio.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	27.1%
Consumer Discretionary	16.4
Energy	14.5
Information Technology	12.6
Health Care	11.5
Industrials	6.4
Consumer Staples	5.2
Investment Companies	2.2
Materials	1.4
Utilities	0.9
Telecommunication Services	0.6
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,006.00	$4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,006.00	4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,007.30	3.73
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (1.8%)
Johnson Controls, Inc.	85,553	$4,237,440

Automobiles (1.7%)
General Motors Co.	115,464	3,848,415

Hotels, Restaurants & Leisure (2.5%)
Carnival Corp.	116,592	5,758,479

Household Durables (0.8%)
Newell Rubbermaid, Inc.	41,798	1,718,316

Media (6.7%)
CBS Corp. (Non-Voting), Class B	19,012	1,055,166
Comcast Corp., Class A	56,265	3,383,777
Time Warner Cable, Inc.	18,085	3,222,204
Time Warner, Inc.	17,889	1,563,678
Twenty-First Century Fox, Inc., Class B	81,301	2,619,518
Viacom, Inc., Class B	54,109	3,497,606

		15,341,949

Multiline Retail (2.6%)
Kohl’s Corp.	53,933	3,376,745
Target Corp.	31,257	2,551,509

		5,928,254

Textiles, Apparel & Luxury Goods (0.3%)
Fossil Group, Inc.*	10,376	719,679

Total Consumer Discretionary		37,552,532

Consumer Staples (5.2%)
Beverages (1.0%)
Coca-Cola Co.	60,799	2,385,145

Food & Staples Retailing (1.0%)
CVS Health Corp.	10,111	1,060,441
Wal-Mart Stores, Inc.	17,675	1,253,688

		2,314,129

Food Products (3.2%)
ConAgra Foods, Inc.	100,281	4,384,285
Mondelez International, Inc., Class A	43,171	1,776,055
Unilever N.V. (N.Y. Shares)	27,357	1,144,617

		7,304,957

Total Consumer Staples		12,004,231

Energy (14.5%)
Energy Equipment & Services (3.4%)
Halliburton Co.	49,734	2,142,043
Noble Corp. plc	89,635	1,379,483
Weatherford International plc*	350,374	4,299,089

		7,820,615

Oil, Gas & Consumable Fuels (11.1%)
BP plc (ADR)	104,520	4,176,619
Chevron Corp.	23,224	2,240,419
Devon Energy Corp.	44,676	2,657,775
Hess Corp.	20,717	1,385,553

Murphy Oil Corp.	54,188	2,252,595
Occidental Petroleum Corp.	26,944	2,095,435
QEP Resources, Inc.	94,292	1,745,345
Royal Dutch Shell plc (ADR), Class A	76,438	4,357,731
Suncor Energy, Inc.	168,801	4,645,404

		25,556,876

Total Energy		33,377,491

Financials (27.1%)
Banks (17.1%)
Bank of America Corp.	350,654	5,968,131
Citigroup, Inc.	204,427	11,292,547
Citizens Financial Group, Inc.	53,988	1,474,412
Fifth Third Bancorp	155,252	3,232,347
JPMorgan Chase & Co.	125,295	8,489,989
PNC Financial Services Group, Inc.	36,429	3,484,434
U.S. Bancorp/Minnesota	19,682	854,199
Wells Fargo & Co.	78,169	4,396,225

		39,192,284

Capital Markets (5.9%)
Bank of New York Mellon Corp.	83,163	3,490,351
Goldman Sachs Group, Inc.	11,232	2,345,129
Morgan Stanley	99,334	3,853,166
State Street Corp.	49,546	3,815,042

		13,503,688

Consumer Finance (0.4%)
Ally Financial, Inc.*	45,572	1,022,180

Insurance (3.7%)
Aflac, Inc.	36,592	2,276,022
Allstate Corp.	42,154	2,734,530
MetLife, Inc.	63,116	3,533,865

		8,544,417

Total Financials		62,262,569

Health Care (11.5%)
Health Care Equipment & Supplies (0.7%)
Medtronic plc	20,624	1,528,238

Health Care Providers & Services (1.8%)
Anthem, Inc.	14,421	2,367,063
Express Scripts Holding Co.*	20,836	1,853,154

		4,220,217

Pharmaceuticals (9.0%)
AbbVie, Inc.	31,110	2,090,281
Bristol-Myers Squibb Co.	16,166	1,075,686
GlaxoSmithKline plc (ADR)	19,313	804,386
Merck & Co., Inc.	76,515	4,355,999
Novartis AG (ADR)	39,061	3,841,259
Pfizer, Inc.	107,613	3,608,264
Roche Holding AG (ADR)	51,317	1,799,687
Sanofi S.A. (ADR)	60,649	3,003,945

		20,579,507

Total Health Care		26,327,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (6.4%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	13,458	$1,372,312
Textron, Inc.	58,743	2,621,700

		3,994,012

Electrical Equipment (1.1%)
Emerson Electric Co.	44,244	2,452,445

Industrial Conglomerates (2.5%)
General Electric Co.	218,451	5,804,243

Machinery (1.1%)
Ingersoll-Rand plc	35,513	2,394,287

Total Industrials		14,644,987

Information Technology (12.6%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	161,391	4,431,797

Electronic Equipment, Instruments & Components (0.7%)
Corning, Inc.	76,134	1,502,124

Internet Software & Services (2.3%)
eBay, Inc.*	66,982	4,034,996
Yahoo!, Inc.*	27,942	1,097,841

		5,132,837

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	70,220	2,135,741

Software (4.3%)
Autodesk, Inc.*	13,392	670,605
Citrix Systems, Inc.*	40,752	2,859,160
Microsoft Corp.	69,080	3,049,882
Symantec Corp.	144,216	3,353,022

		9,932,669

Technology Hardware, Storage & Peripherals (2.5%)
Hewlett-Packard Co.	100,654	3,020,626
NetApp, Inc.	85,148	2,687,271

		5,707,897

Total Information Technology		28,843,065

Materials (1.4%)
Metals & Mining (0.6%)
Alcoa, Inc.	118,648	1,322,925

Paper & Forest Products (0.8%)
International Paper Co.	39,875	1,897,652

Total Materials		3,220,577

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Corp.	302,235	1,496,063

Total Telecommunication Services		1,496,063

Utilities (0.9%)
Electric Utilities (0.4%)
FirstEnergy Corp.	27,706	901,831

Multi-Utilities (0.5%)
PG&E Corp.	24,051	1,180,904

Total Utilities		2,082,735

Total Common Stocks (96.6%) (Cost $192,989,298)		221,812,212

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,996,463	4,996,463

Total Short-Term Investments (2.2%) (Cost $4,996,463)		4,996,463

Total Investments (98.8%) (Cost $197,985,761)		226,808,675
Other Assets Less Liabilities (1.2%)		2,659,969

Net Assets (100%)		$229,468,644

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/14/15	CIBC World Markets, Inc.	188	$150,807	$152,926	$(2,119)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/14/15	Barclays Bank plc	701	$1,088,739	$1,101,845	$(13,106)
British Pound vs. U.S. Dollar, expiring 7/14/15	CIBC World Markets, Inc.	694	1,076,901	1,090,778	(13,877)
British Pound vs. U.S. Dollar, expiring 7/14/15	Deutsche Bank AG	694	1,077,381	1,090,778	(13,397)
British Pound vs. U.S. Dollar, expiring 7/14/15	Goldman Sachs & Co.	694	1,076,901	1,090,778	(13,877)
Canadian Dollar vs. U.S. Dollar, expiring 7/14/15	CIBC World Markets, Inc.	1,284	1,051,712	1,028,123	23,589
Canadian Dollar vs. U.S. Dollar, expiring 7/14/15	Deutsche Bank AG	1,282	1,049,800	1,026,606	23,194
Canadian Dollar vs. U.S. Dollar, expiring 7/14/15	Goldman Sachs & Co.	1,282	1,049,705	1,026,606	23,099
Canadian Dollar vs. U.S. Dollar, expiring 7/14/15	Royal Bank of Canada	1,282	1,049,881	1,026,606	23,275
European Union Euro vs. U.S. Dollar, expiring 7/14/15	Barclays Bank plc	1,288	1,461,024	1,436,685	24,339
European Union Euro vs. U.S. Dollar, expiring 7/14/15	CIBC World Markets, Inc.	1,288	1,461,685	1,436,685	25,000
European Union Euro vs. U.S. Dollar, expiring 7/14/15	Deutsche Bank AG	1,288	1,461,410	1,436,687	24,723
European Union Euro vs. U.S. Dollar, expiring 7/14/15	Goldman Sachs & Co.	1,288	1,461,532	1,436,718	24,814
European Union Euro vs. U.S. Dollar, expiring 7/14/15	Royal Bank of Canada	1,288	1,460,493	1,436,685	23,808
Swiss Franc vs. U.S. Dollar, expiring 7/14/15	CIBC World Markets, Inc.	1,137	1,228,011	1,216,881	11,130
Swiss Franc vs. U.S. Dollar, expiring 7/14/15	Deutsche Bank AG	1,139	1,229,889	1,218,348	11,541
Swiss Franc vs. U.S. Dollar, expiring 7/14/15	Goldman Sachs & Co.	1,137	1,228,037	1,216,881	11,156
Swiss Franc vs. U.S. Dollar, expiring 7/14/15	Royal Bank of Canada	1,137	1,228,011	1,216,881	11,130

					$206,541

					$204,422

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$37,552,532	$—	$—	$37,552,532
Consumer Staples	12,004,231	—	—	12,004,231
Energy	33,377,491	—	—	33,377,491
Financials	62,262,569	—	—	62,262,569
Health Care	26,327,962	—	—	26,327,962
Industrials	14,644,987	—	—	14,644,987
Information Technology	28,843,065	—	—	28,843,065
Materials	3,220,577	—	—	3,220,577
Telecommunication Services	1,496,063	—	—	1,496,063
Utilities	2,082,735	—	—	2,082,735
Forward Currency Contracts	—	260,798	—	260,798
Short-Term Investments	4,996,463	—	—	4,996,463

Total Assets	$226,808,675	$260,798	$—	$227,069,473

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(56,376)	$—	$(56,376)

Total Liabilities	$—	$(56,376)	$—	$(56,376)

Total	$226,808,675	$204,422	$—	$227,013,097

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$260,798

	Liability Derivatives
Foreign exchange contracts	Payables	$(56,376)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$876,463	$876,463

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(176,328)	$(176,328)

^ This Portfolio held forward foreign currency contracts as a substitute for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $22,104,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$24,339	$(13,106)	$—	$11,233
CIBC World Markets Inc.	59,719	(15,996)	—	43,723
Deutsche Bank AG	59,458	(13,397)	—	46,061
Goldman Sachs & Co.	59,069	(13,877)	—	45,192
Royal Bank of Canada	58,213	—	—	58,213

Total	$260,798	$(56,376)	$—	$204,422

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$13,106	$(13,106)	$—	$—
CIBC World Markets Inc.	15,996	(15,996)	—	—
Deutsche Bank AG	13,397	(13,397)	—	—
Goldman Sachs & Co.	13,877	(13,877)	—	—

Total	$56,376	$(56,376)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,270,146
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,106,865

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,460,706
Aggregate gross unrealized depreciation	(11,006,699)

Net unrealized appreciation	$27,454,007

Federal income tax cost of investments	$199,354,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $197,985,761)	$226,808,675
Cash	2,840,033
Foreign cash (Cost $313)	328
Dividends, interest and other receivables	319,453
Unrealized appreciation on forward foreign currency contracts	260,798
Receivable for securities sold	136,253
Receivable from Separate Accounts for Trust shares sold	91,704
Other assets	2,286

Total assets	230,459,530

LIABILITIES
Payable for securities purchased	434,894
Payable to Separate Accounts for Trust shares redeemed	256,722
Investment management fees payable	110,435
Unrealized depreciation on forward foreign currency contracts	56,376
Distribution fees payable – Class IB	31,700
Administrative fees payable	19,408
Distribution fees payable – Class IA	9,143
Accrued expenses	72,208

Total liabilities	990,886

NET ASSETS	$229,468,644

Net assets were comprised of:
Paid in capital	$722,248,311
Accumulated undistributed net investment income (loss)	1,810,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(523,617,038)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	29,026,742

Net assets	$229,468,644

Class IA
Net asset value, offering and redemption price per share, $43,608,864 / 2,880,567 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.14

Class IB
Net asset value, offering and redemption price per share, $150,851,946 / 9,957,093 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.15

Class K
Net asset value, offering and redemption price per share, $35,007,834 / 2,314,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,312 foreign withholding tax)	$2,541,855
Interest	5,773

Total income	2,547,628

EXPENSES
Investment management fees	747,968
Distribution fees – Class IB	189,589
Administrative fees	116,029
Distribution fees – Class IA	54,577
Professional fees	38,786
Custodian fees	22,813
Printing and mailing expenses	5,970
Trustees’ fees	2,639
Miscellaneous	3,047

Gross expenses	1,181,418
Less: Waiver from investment manager	(74,190)

Net expenses	1,107,228

NET INVESTMENT INCOME (LOSS)	1,440,400

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,837,092
Foreign currency transactions	832,450

Net realized gain (loss)	4,669,542

Change in unrealized appreciation (depreciation) on:
Investments	(4,446,481)
Foreign currency translations	(174,366)

Net change in unrealized appreciation (depreciation)	(4,620,847)

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,489,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014 (ag)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,440,400	$1,842,348
Net realized gain (loss) on investments and foreign currency transactions	4,669,542	49,137,200
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,620,847)	(39,600,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,489,095	11,379,464

DIVIDENDS:
Dividends from net investment income
Class IA	—	(571,994)
Class IB	—	(2,101,379)
Class K	—	(568,668)

TOTAL DIVIDENDS:	—	(3,242,041)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 450,401 and 833,611 shares, respectively ]	6,762,135	12,310,455
Capital shares issued in connection with merger (Note 9) [ 0 and 1,728,433 shares, respectively ]	—	25,591,733
Capital shares issued in reinvestment of dividends [ 0 and 38,142 shares, respectively ]	—	571,994
Capital shares repurchased [ (360,447) and (589,927) shares, respectively ]	(5,496,934)	(8,755,766)

Total Class IA transactions	1,265,201	29,718,416

Class IB
Capital shares sold [ 426,735 and 919,393 shares, respectively ]	6,459,707	13,451,118
Capital shares issued in connection with merger (Note 9) [ 0 and 6,164,498 shares, respectively ]	—	91,348,257
Capital shares issued in reinvestment of dividends [ 0 and 140,017 shares, respectively ]	—	2,101,379
Capital shares repurchased [ (670,861) and (809,099) shares, respectively ]	(10,156,066)	(11,854,077)

Total Class IB transactions	(3,696,359)	95,046,677

Class K
Capital shares sold [ 164,290 and 1,336,295 shares, respectively ]	2,490,963	19,195,409
Capital shares issued in connection with merger (Note 9) [ 0 and 1,015,519 shares, respectively ]	—	15,021,119
Capital shares issued in reinvestment of dividends [ 0 and 38,006 shares, respectively ]	—	568,668
Capital shares repurchased [ (170,238) and (298,035) shares, respectively ]	(2,587,777)	(4,406,021)

Total Class K transactions	(96,814)	30,379,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,527,972)	155,144,268

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,038,877)	163,281,691
NET ASSETS:
Beginning of period	230,507,521	67,225,830

End of period (a)	$229,468,644	$230,507,521

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,810,629	$370,229

(ag)On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.05	$14.01	$10.78	$9.22	$9.55	$8.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.14	0.15	0.16	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	1.08	3.63	1.54	(0.33)	1.17

Total from investment operations	0.09	1.25	3.77	1.69	(0.17)	1.30

Less distributions:
Dividends from net investment income	—	(0.21)	(0.54)	(0.13)	(0.16)	(0.13)

Net asset value, end of period	$15.14	$15.05	$14.01	$10.78	$9.22	$9.55

Total return (b)	0.60%	8.92%	35.10%	18.37%	(1.77)%	15.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,609	$42,002	$10,933	$6,325	$4,494	$2,934
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.02%**	1.00%	1.00%	0.75%	0.75%
After waivers and fees paid indirectly (a)(f)	1.00%	1.02%**	1.00%	0.99%	0.74%	0.74%
Before waivers and fees paid indirectly (a)(f)	1.06%	1.09%**	1.11%	1.05%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.22%	1.14%	1.08%	1.48%	1.63%	1.43%
After waivers and fees paid indirectly (a)(f)	1.22%	1.14%	1.09%	1.48%	1.64%	1.44%
Before waivers and fees paid indirectly (a)(f)	1.15%	1.06%	0.98%	1.43%	1.60%	1.38%
Portfolio turnover rate (z)^	7%	16%	15%	17%	25%	21%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.06	$14.02	$10.79	$9.23	$9.56	$8.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.14	0.15	0.13	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	1.08	3.63	1.54	(0.33)	1.18

Total from investment operations	0.09	1.25	3.77	1.69	(0.20)	1.28

Less distributions:
Dividends from net investment income	—	(0.21)	(0.54)	(0.13)	(0.13)	(0.11)

Net asset value, end of period	$15.15	$15.06	$14.02	$10.79	$9.23	$9.56

Total return (b)	0.60%	8.92%	35.06%	18.35%	(2.01)%	15.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,852	$153,654	$53,095	$299,775	$269,909	$270,858
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.02%**	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)(f)	1.00%	1.02%**	1.00%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)(f)	1.06%	1.08%**	1.06%	1.05%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%	1.15%	1.10%	1.47%	1.36%	1.20%
After waivers and fees paid indirectly (a)(f)	1.21%	1.15%	1.10%	1.48%	1.37%	1.20%
Before waivers and fees paid indirectly (a)(f)	1.15%	1.09%	1.04%	1.42%	1.33%	1.14%
Portfolio turnover rate (z)^	7%	16%	15%	17%	25%	21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 29, 2013* to December 31, 2013
Net asset value, beginning of period	$15.02	$13.98	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.21	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	1.08	0.80

Total from investment operations	0.11	1.29	0.84

Less distributions:
Dividends from net investment income	—	(0.25)	(0.57)

Net asset value, end of period	$15.13	$15.02	$13.98

Total return (b)	0.73%	9.21%	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,008	$34,851	$3,197
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.77%**	0.75%
After waivers and fees paid indirectly (a)(f)	0.75%	0.77%**	0.75%
Before waivers and fees paid indirectly (a)(f)	0.81%	0.83%**	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%	1.40%	1.57%
After waivers and fees paid indirectly (a)(f)	1.46%	1.40%	1.57%
Before waivers and fees paid indirectly (a)(f)	1.40%	1.34%	1.39%
Portfolio turnover rate (z)^	7%	16%	15%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Shareholder, Audit and Legal Expenses relating to the merger of 0.02%.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	35.2%
Consumer Discretionary	19.2
Health Care	15.4
Energy	8.1
Information Technology	7.2
Industrials	6.3
Utilities	2.4
Telecommunication Services	2.4
Materials	1.6
Investment Companies	0.1
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,009.40	$4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,009.40	4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,010.70	3.74
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (19.2%)
Auto Components (1.8%)
Johnson Controls, Inc.	33,000	$1,634,490
Magna International, Inc.	19,700	1,104,973
Tenneco, Inc.*	16,100	924,784

		3,664,247

Automobiles (5.1%)
Ford Motor Co.	122,200	1,834,222
General Motors Co.	260,630	8,686,798

		10,521,020

Hotels, Restaurants & Leisure (4.3%)
Carnival Corp.	59,300	2,928,827
Royal Caribbean Cruises Ltd.	74,218	5,840,214

		8,769,041

Household Durables (2.5%)
PulteGroup, Inc.	125,500	2,528,825
Toll Brothers, Inc.*	66,300	2,531,997

		5,060,822

Media (1.0%)
Charter Communications, Inc., Class A*	1,300	222,625
DISH Network Corp., Class A*	6,700	453,657
Twenty-First Century Fox, Inc., Class A	41,900	1,363,636

		2,039,918

Specialty Retail (3.0%)
AutoNation, Inc.*	12,800	806,144
Bed Bath & Beyond, Inc.*	8,700	600,126
Best Buy Co., Inc.	124,200	4,050,162
Pier 1 Imports, Inc.	51,100	645,393

		6,101,825

Textiles, Apparel & Luxury Goods (1.5%)
PVH Corp.	17,700	2,039,040
Ralph Lauren Corp.	7,300	966,228

		3,005,268

Total Consumer Discretionary		39,162,141

Energy (8.1%)
Oil, Gas & Consumable Fuels (8.1%)
Cabot Oil & Gas Corp.	31,600	996,664
Chevron Corp.	28,100	2,710,807
EQT Corp.	15,600	1,268,904
Exxon Mobil Corp.	55,235	4,595,552
Marathon Oil Corp.	67,600	1,794,104
Occidental Petroleum Corp.	54,600	4,246,242
Valero Energy Corp.	13,200	826,320

Total Energy		16,438,593

Financials (35.2%)
Banks (14.6%)
Bank of America Corp.	427,231	7,271,472
Bank of Montreal	14,100	835,848
BB&T Corp.	50,200	2,023,562
Citigroup, Inc.	123,655	6,830,702

Cullen/Frost Bankers, Inc.	10,200	801,516
Fifth Third Bancorp	39,700	826,554
Prosperity Bancshares, Inc.	8,000	461,920
SunTrust Banks, Inc./Georgia	11,700	503,334
SVB Financial Group*	3,700	532,726
Wells Fargo & Co.	151,423	8,516,030
Zions Bancorp	32,100	1,018,693

		29,622,357

Capital Markets (5.4%)
Charles Schwab Corp.	44,500	1,452,925
Goldman Sachs Group, Inc.	5,800	1,210,982
Invesco Ltd.	9,238	346,333
Morgan Stanley	124,166	4,816,399
Northern Trust Corp.	21,200	1,620,952
State Street Corp.	20,586	1,585,122

		11,032,713

Consumer Finance (2.0%)
Ally Financial, Inc.*	47,400	1,063,182
Capital One Financial Corp.	33,800	2,973,386

		4,036,568

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B*	15,800	2,150,538
CME Group, Inc./Illinois	11,700	1,088,802
Intercontinental Exchange, Inc.	5,800	1,296,938

		4,536,278

Insurance (9.8%)
ACE Ltd.	16,588	1,686,668
American International Group, Inc.	63,700	3,937,934
Assurant, Inc.	9,300	623,100
Axis Capital Holdings Ltd.	19,700	1,051,389
Hartford Financial Services Group, Inc.	29,100	1,209,687
Lincoln National Corp.	11,100	657,342
MetLife, Inc.	134,558	7,533,902
Prudential Financial, Inc.	24,428	2,137,939
XL Group plc	27,800	1,034,160

		19,872,121

Real Estate Investment Trusts (REITs) (1.2%)
DCT Industrial Trust, Inc. (REIT)	7,700	242,088
Host Hotels & Resorts, Inc. (REIT)	82,300	1,632,009
Silver Bay Realty Trust Corp. (REIT)	21,500	350,235
Starwood Waypoint Residential Trust (REIT)	9,500	225,720

		2,450,052

Total Financials		71,550,089

Health Care (15.4%)
Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	18,600	912,888
Boston Scientific Corp.*	175,100	3,099,270

		4,012,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (6.9%)
Aetna, Inc.	15,000	$1,911,900
Cigna Corp.	9,700	1,571,400
HCA Holdings, Inc.*	10,000	907,200
Humana, Inc.	20,124	3,849,319
McKesson Corp.	1,800	404,658
Tenet Healthcare Corp.*	11,000	636,680
UnitedHealth Group, Inc.	38,390	4,683,580

		13,964,737

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	16,100	2,089,136

Pharmaceuticals (5.5%)
Johnson & Johnson	54,598	5,321,121
Merck & Co., Inc.	36,466	2,076,009
Pfizer, Inc.	113,200	3,795,596

		11,192,726

Total Health Care		31,258,757

Industrials (6.3%)
Aerospace & Defense (1.7%)
L-3 Communications Holdings, Inc.	6,200	702,956
United Technologies Corp.	24,485	2,716,121

		3,419,077

Airlines (1.8%)
Delta Air Lines, Inc.	10,000	410,800
Southwest Airlines Co.	51,200	1,694,208
Spirit Airlines, Inc.*	6,900	428,490
United Continental Holdings, Inc.*	20,200	1,070,802

		3,604,300

Construction & Engineering (0.4%)
Fluor Corp.	15,865	841,003

Electrical Equipment (0.6%)
Eaton Corp. plc	11,400	769,386
Sensata Technologies Holding N.V.*	8,200	432,468

		1,201,854

Machinery (1.3%)
PACCAR, Inc.	26,765	1,707,875
SPX Corp.	13,100	948,309

		2,656,184

Road & Rail (0.5%)
Union Pacific Corp.	10,700	1,020,459

Total Industrials		12,742,877

Information Technology (7.2%)
Electronic Equipment, Instruments & Components (0.5%)
TE Connectivity Ltd.	17,300	1,112,390

Semiconductors & Semiconductor Equipment (4.6%)
Applied Materials, Inc.	86,300	1,658,686
Avago Technologies Ltd.	27,100	3,602,403
Broadcom Corp., Class A	40,300	2,075,047
KLA-Tencor Corp.	5,600	314,776
Lam Research Corp.	21,300	1,732,755

		9,383,667

Software (1.3%)
Microsoft Corp.	60,200	2,657,830

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	6,300	790,178
Hewlett-Packard Co.	24,500	735,245

		1,525,423

Total Information Technology		14,679,310

Materials (1.6%)
Chemicals (0.7%)
Axiall Corp.	18,347	661,409
Mosaic Co.	18,100	847,985

		1,509,394

Containers & Packaging (0.2%)
Crown Holdings, Inc.*	6,300	333,333

Metals & Mining (0.7%)
Alcoa, Inc.	63,680	710,032
United States Steel Corp.	31,300	645,406

		1,355,438

Total Materials		3,198,165

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	102,700	3,647,904

Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	32,900	1,275,533

Total Telecommunication Services		4,923,437

Utilities (2.4%)
Electric Utilities (1.9%)
Edison International	32,200	1,789,676
NextEra Energy, Inc.	21,100	2,068,433

		3,858,109

Gas Utilities (0.5%)
AGL Resources, Inc.	24,400	1,136,064

Total Utilities		4,994,173

Total Common Stocks (97.8%) (Cost $180,406,143)		198,947,542

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (11.6%)
Federal Farm Credit Bank
0.01%, 7/1/15 (o)(p)	$23,610,000	23,609,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	220,746	$220,746

Total Short-Term Investments (11.7%) (Cost $23,830,746)		23,830,739

Total Investments (109.5%) (Cost $204,236,889)		222,778,281
Other Assets Less Liabilities (-9.5%)		(19,370,211)

Net Assets (100%)		$203,408,070

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,162,141	$—	$—	$39,162,141
Energy	16,438,593	—	—	16,438,593
Financials	71,550,089	—	—	71,550,089
Health Care	31,258,757	—	—	31,258,757
Industrials	12,742,877	—	—	12,742,877
Information Technology	14,679,310	—	—	14,679,310
Materials	3,198,165	—	—	3,198,165
Telecommunication Services	4,923,437	—	—	4,923,437
Utilities	4,994,173	—	—	4,994,173
Short-Term Investments	220,746	23,609,993	—	23,830,739

Total Assets	$199,168,288	$23,609,993	$—	$222,778,281

Total Liabilities	$—	$—	$—	$—

Total	$199,168,288	$23,609,993	$—	$222,778,281

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contract for the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$163,820,375
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$121,720,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,588,356
Aggregate gross unrealized depreciation	(4,217,135)

Net unrealized appreciation	$18,371,221

Federal income tax cost of investments	$204,407,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $204,236,889)	$222,778,281
Receivable from Separate Accounts for Trust shares sold	600,537
Receivable for securities sold	272,596
Dividends, interest and other receivables	179,100
Other assets	1,588

Total assets	223,832,102

LIABILITIES
Overdraft payable	220,614
Payable for securities purchased	19,910,891
Payable to Separate Accounts for Trust shares redeemed	111,760
Investment management fees payable	83,505
Distribution fees payable – Class IB	24,430
Administrative fees payable	14,299
Distribution fees payable – Class IA	2,696
Trustees’ fees payable	1,022
Accrued expenses	54,815

Total liabilities	20,424,032

NET ASSETS	$203,408,070

Net assets were comprised of:
Paid in capital	$220,951,429
Accumulated undistributed net investment income (loss)	823,177
Accumulated undistributed net realized gain (loss) on investments	(36,907,928)
Net unrealized appreciation (depreciation) on investments	18,541,392

Net assets	$203,408,070

Class IA
Net asset value, offering and redemption price per share, $12,704,855 / 792,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.03

Class IB
Net asset value, offering and redemption price per share, $117,575,129 / 7,316,357 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.07

Class K
Net asset value, offering and redemption price per share, $73,128,086 / 4,556,443 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $974 foreign withholding tax)	$1,587,541
Interest	381

Total income	1,587,922

EXPENSES
Investment management fees	486,114
Distribution fees – Class IB	142,192
Administrative fees	81,691
Professional fees	22,482
Custodian fees	16,698
Distribution fees – Class IA	15,733
Printing and mailing expenses	4,156
Trustees’ fees	1,831
Miscellaneous	1,076

Gross expenses	771,973
Less: Waiver from investment manager	(6,390)

Net expenses	765,583

NET INVESTMENT INCOME (LOSS)	822,339

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	7,260,844
Net change in unrealized appreciation (depreciation) on investments	(6,922,334)

NET REALIZED AND UNREALIZED GAIN (LOSS)	338,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,160,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$822,339	$1,589,701
Net realized gain (loss) on investments and futures	7,260,844	21,521,193
Net change in unrealized appreciation (depreciation) on investments and futures	(6,922,334)	(3,179,038)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,160,849	19,931,856

DIVIDENDS :
Dividends from net investment income
Class IA	—	(121,200)
Class IB	—	(1,092,303)
Class K	—	(448,621)

TOTAL DIVIDENDS :	—	(1,662,124)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 93,680 and 157,001 shares, respectively ]	1,479,581	2,318,807
Capital shares issued in reinvestment of dividends [ 0 and 7,691 shares, respectively ]	—	121,200
Capital shares repurchased [ (52,341) and (131,318) shares, respectively ]	(843,733)	(1,956,237)

Total Class IA transactions	635,848	483,770

Class IB
Capital shares sold [ 893,395 and 925,122 shares, respectively ]	14,251,150	13,832,808
Capital shares issued in reinvestment of dividends [ 0 and 69,126 shares, respectively ]	—	1,092,303
Capital shares repurchased [ (568,613) and (977,445) shares, respectively ]	(9,092,990)	(14,427,209)

Total Class IB transactions	5,158,160	497,902

Class K
Capital shares sold [ 2,611,512 and 397,157 shares, respectively ]	42,371,287	5,962,692
Capital shares issued in reinvestment of dividends [ 0 and 28,465 shares, respectively ]	—	448,621
Capital shares repurchased [ (288,222) and (491,947) shares, respectively ]	(4,619,224)	(7,309,981)

Total Class K transactions	37,752,063	(898,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	43,546,071	83,004

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,706,920	18,352,736
NET ASSETS:
Beginning of period	158,701,150	140,348,414

End of period (a)	$203,408,070	$158,701,150

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$823,177	$838

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.88	$14.02	$10.52	$9.15	$9.77	$8.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.12	0.10	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.07	1.87	3.64	1.37	(0.61)	0.96

Total from investment operations	0.15	2.02	3.76	1.47	(0.49)	1.10

Less distributions:
Dividends from net investment income	—	(0.16)	(0.26)	(0.10)	(0.13)	(0.14)

Net asset value, end of period	$16.03	$15.88	$14.02	$10.52	$9.15	$9.77

Total return (b)	0.94%	14.40%	35.77%	16.07%	(5.00)%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,705	$11,930	$10,063	$7,399	$5,642	$27,383
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	0.74%	0.73%
Before waivers (a)(f)	1.01%	1.01%	1.02%	1.00%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.97%	1.04%	0.99%	0.97%	1.28%	1.57%
Before waivers (a)(f)	0.96%	1.03%	0.97%	0.97%	1.28%	1.57%
Portfolio turnover rate (z)^	74%	180%	136%	129%	94%	65%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.92	$14.06	$10.55	$9.17	$9.80	$8.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.11	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.07	1.87	3.66	1.38	(0.63)	0.97

Total from investment operations	0.15	2.02	3.77	1.48	(0.53)	1.09

Less distributions:
Dividends from net investment income	—	(0.16)	(0.26)	(0.10)	(0.10)	(0.12)

Net asset value, end of period	$16.07	$15.92	$14.06	$10.55	$9.17	$9.80

Total return (b)	0.94%	14.36%	35.77%	16.14%	(5.32)%	12.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,575	$111,309	$98,048	$328,919	$321,365	$376,137
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	0.99%	0.98%
Before waivers (a)(f)	1.01%	1.01%	1.02%	1.00%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%	1.04%	0.90%	0.95%	1.03%	1.31%
Before waivers (a)(f)	0.96%	1.02%	0.89%	0.94%	1.03%	1.31%
Portfolio turnover rate (z)^	74%	180%	136%	129%	94%	65%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
		2014	2013	2012
Net asset value, beginning of period	$15.88	$14.02	$10.52	$9.15	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.19	0.16	0.12	0.01
Net realized and unrealized gain (loss) on investments	0.08	1.87	3.63	1.38	0.01

Total from investment operations	0.17	2.06	3.79	1.50	0.02

Less distributions:
Dividends from net investment income	—	(0.20)	(0.29)	(0.13)	(0.13)

Net asset value, end of period	$16.05	$15.88	$14.02	$10.52	$9.15

Total return (b)	1.07%	14.69%	36.11%	16.36%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,128	$35,463	$32,237	$23,754	$21,088
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.76%	0.76%	0.77%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%	1.28%	1.25%	1.20%	1.28%
Before waivers (a)(f)	1.19%	1.27%	1.22%	1.20%	1.28%
Portfolio turnover rate (z)^	74%	180%	136%	129%	94%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	26.9%
Consumer Discretionary	20.9
Health Care	18.2
Industrials	11.1
Consumer Staples	10.4
Financials	5.3
Materials	3.8
Telecommunication Services	1.8
Energy	1.0
Utilities	0.0	#
Investment Companies	0.6
Cash and Other	0.0	#

	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,035.30	$3.64
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,035.30	3.64
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class K
Actual	1,000.00	1,036.10	2.38
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.9%)
Auto Components (0.6%)
BorgWarner, Inc.	26,208	$1,489,663
Delphi Automotive plc	33,500	2,850,515
Gentex Corp.	17,072	280,322
Johnson Controls, Inc.	16,600	822,198
Lear Corp.	6,800	763,368
Visteon Corp.*	5,200	545,896

		6,751,962

Automobiles (0.3%)
Harley-Davidson, Inc.	13,200	743,820
Tesla Motors, Inc.*	11,310	3,034,021
Thor Industries, Inc.	5,300	298,284

		4,076,125

Distributors (0.2%)
Genuine Parts Co.	16,400	1,468,292
LKQ Corp.*	35,254	1,066,257

		2,534,549

Diversified Consumer Services (0.2%)
H&R Block, Inc.	29,840	884,756
Service Corp. International	23,400	688,662
ServiceMaster Global Holdings, Inc.*	11,915	430,966

		2,004,384

Hotels, Restaurants & Leisure (3.3%)
Aramark	20,463	633,739
Brinker International, Inc.	7,106	409,661
Chipotle Mexican Grill, Inc.*	3,673	2,222,128
Choice Hotels International, Inc.	4,123	223,673
Darden Restaurants, Inc.	2,900	206,132
Domino’s Pizza, Inc.	6,400	725,760
Dunkin’ Brands Group, Inc.	11,180	614,900
Extended Stay America, Inc.	6,900	129,513
Hilton Worldwide Holdings, Inc.*	60,209	1,658,758
International Game Technology plc*	7,300	129,648
Las Vegas Sands Corp.	42,388	2,228,337
Marriott International, Inc., Class A	24,344	1,810,950
McDonald’s Corp.	111,248	10,576,347
MGM Resorts International*	3,600	65,700
Norwegian Cruise Line Holdings Ltd.*	14,000	784,560
Panera Bread Co., Class A*	2,958	516,970
Six Flags Entertainment Corp.	8,290	371,806
Starbucks Corp.	174,136	9,336,302
Starwood Hotels & Resorts Worldwide, Inc.	19,840	1,608,826
Wyndham Worldwide Corp.	13,900	1,138,549
Wynn Resorts Ltd.	8,400	828,828
Yum! Brands, Inc.	50,164	4,518,773

		40,739,860

Household Durables (0.6%)
D.R. Horton, Inc.	15,700	429,552
GoPro, Inc., Class A*	10,343	545,283
Harman International Industries, Inc.	8,300	987,202
Jarden Corp.*	22,325	1,155,319
Leggett & Platt, Inc.	15,900	774,012
Lennar Corp., Class A	7,900	403,216
Lennar Corp., Class B	400	17,248
Mohawk Industries, Inc.*	5,100	973,590
Newell Rubbermaid, Inc.	15,700	645,427
NVR, Inc.*	500	670,000
Tempur Sealy International, Inc.*	7,100	467,890
Toll Brothers, Inc.*	7,100	271,149
Tupperware Brands Corp.	5,500	354,970
Whirlpool Corp.	700	121,135

		7,815,993

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	44,336	19,245,814
Expedia, Inc.	11,429	1,249,761
Groupon, Inc.*	57,490	289,175
HomeAway, Inc.*	3,519	109,511
Liberty Interactive Corp. QVC Group*	23,300	646,575
Liberty Ventures*	16,430	645,206
Netflix, Inc.*	7,094	4,660,332
Priceline Group, Inc.*	6,069	6,987,665
TripAdvisor, Inc.*	13,029	1,135,347

		34,969,386

Leisure Products (0.2%)
Brunswick Corp.	7,900	401,794
Hasbro, Inc.	10,449	781,481
Polaris Industries, Inc.	7,700	1,140,447
Vista Outdoor, Inc.*	900	40,410

		2,364,132

Media (6.1%)
AMC Networks, Inc., Class A*	6,975	570,904
Cablevision Systems Corp. – New York Group, Class A	3,300	79,002
CBS Corp. (Non-Voting), Class B	57,100	3,169,050
Charter Communications, Inc., Class A*	8,700	1,489,875
Cinemark Holdings, Inc.	13,400	538,278
Clear Channel Outdoor Holdings, Inc., Class A	1,600	16,208
Comcast Corp., Class A	262,400	15,772,756
DIRECTV*	54,835	5,088,140
Discovery Communications, Inc., Class A*	16,400	545,464
Discovery Communications, Inc., Class C*	28,900	898,212
DISH Network Corp., Class A*	17,000	1,151,070
Interpublic Group of Cos., Inc.	47,900	923,033
Lions Gate Entertainment Corp.	11,000	407,550
Live Nation Entertainment, Inc.*	16,900	464,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Madison Square Garden Co., Class A*	7,100	$592,779
Morningstar, Inc.	2,235	177,794
Omnicom Group, Inc.	28,334	1,968,930
Regal Entertainment Group, Class A	9,586	200,443
Scripps Networks Interactive, Inc., Class A	10,632	695,014
Sirius XM Holdings, Inc.*	266,800	995,164
Starz, Class A*	10,000	447,200
Time Warner Cable, Inc.	32,800	5,843,976
Time Warner, Inc.	49,300	4,309,313
Twenty-First Century Fox, Inc., Class A	98,918	3,219,286
Twenty-First Century Fox, Inc., Class B	38,000	1,224,360
Viacom, Inc., Class A	1,200	77,844
Viacom, Inc., Class B	40,200	2,598,528
Walt Disney Co.	197,000	22,485,580

		75,950,334

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	300	31,557
Dollar General Corp.	35,200	2,736,448
Dollar Tree, Inc.*	23,932	1,890,389
Family Dollar Stores, Inc.	10,527	829,633
Macy’s, Inc.	28,600	1,929,642
Nordstrom, Inc.	16,243	1,210,103
Sears Holdings Corp.*	100	2,670
Target Corp.	6,101	498,025

		9,128,467

Specialty Retail (4.4%)
Aaron’s, Inc.	1,025	37,115
Advance Auto Parts, Inc.	8,492	1,352,691
AutoNation, Inc.*	8,415	529,977
AutoZone, Inc.*	3,714	2,476,866
Bed Bath & Beyond, Inc.*	19,859	1,369,874
Cabela’s, Inc.*	500	24,990
CarMax, Inc.*	24,296	1,608,638
CST Brands, Inc.	7,300	285,138
Dick’s Sporting Goods, Inc.	7,337	379,836
DSW, Inc., Class A	500	16,685
Foot Locker, Inc.	14,000	938,140
Gap, Inc.	27,600	1,053,492
GNC Holdings, Inc., Class A	10,000	444,800
Home Depot, Inc.	150,782	16,756,404
L Brands, Inc.	28,688	2,459,422
Lowe’s Cos., Inc.	110,485	7,399,180
Michaels Cos., Inc.*	7,188	193,429
Murphy USA, Inc.*	300	16,746
Office Depot, Inc.*	11,200	96,992
O’Reilly Automotive, Inc.*	11,711	2,646,452
Penske Automotive Group, Inc.	1,800	93,798
Ross Stores, Inc.	48,024	2,334,447
Sally Beauty Holdings, Inc.*	18,300	577,914
Signet Jewelers Ltd.	9,300	1,192,632
Tiffany & Co.	9,836	902,945
TJX Cos., Inc.	78,946	5,223,857
Tractor Supply Co.	15,800	1,421,052
Ulta Salon Cosmetics & Fragrance, Inc.*	7,500	1,158,375

Urban Outfitters, Inc.*	11,314	395,990
Williams-Sonoma, Inc.	10,679	878,561

		54,266,438

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.	6,100	648,430
Coach, Inc.	4,406	152,491
Fossil Group, Inc.*	4,000	277,440
Hanesbrands, Inc.	46,568	1,551,646
Kate Spade & Co.*	14,800	318,792
lululemon athletica, Inc.*	12,900	842,370
Michael Kors Holdings Ltd.*	23,000	968,070
NIKE, Inc., Class B	78,766	8,508,303
Ralph Lauren Corp.	391	51,753
Skechers USA, Inc., Class A*	4,800	526,992
Under Armour, Inc., Class A*	20,700	1,727,208
VF Corp.	39,200	2,733,808

		18,307,303

Total Consumer Discretionary		258,908,933

Consumer Staples (10.4%)
Beverages (3.5%)
Brown-Forman Corp., Class A	3,000	334,260
Brown-Forman Corp., Class B	13,636	1,366,055
Coca-Cola Co.	455,262	17,859,928
Coca-Cola Enterprises, Inc.	26,992	1,172,532
Constellation Brands, Inc., Class A	19,000	2,204,380
Dr. Pepper Snapple Group, Inc.	22,200	1,618,380
Monster Beverage Corp.*	17,386	2,330,072
PepsiCo, Inc.	171,416	15,999,969

		42,885,576

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	51,066	6,896,974
CVS Health Corp.	121,400	12,732,432
Kroger Co.	56,900	4,125,819
Rite Aid Corp.*	68,100	568,635
Sprouts Farmers Market, Inc.*	17,755	479,030
Sysco Corp.	21,436	773,839
Walgreens Boots Alliance, Inc.	15,100	1,275,044
Whole Foods Market, Inc.	38,070	1,501,481

		28,353,254

Food Products (1.7%)
Campbell Soup Co.	11,895	566,797
ConAgra Foods, Inc.	6,700	292,924
Flowers Foods, Inc.	18,000	380,700
General Mills, Inc.	69,140	3,852,481
Hain Celestial Group, Inc.*	11,900	783,734
Hershey Co.	16,869	1,498,473
Hormel Foods Corp.	15,500	873,735
Ingredion, Inc.	1,000	79,810
Kellogg Co.	26,028	1,631,955
Keurig Green Mountain, Inc.	15,039	1,152,438
Kraft Foods Group, Inc.	68,733	5,851,928
McCormick & Co., Inc. (Non-Voting)	14,788	1,197,089
Mead Johnson Nutrition Co.	23,478	2,118,185
Pilgrim’s Pride Corp.	800	18,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Tyson Foods, Inc., Class A	1,700	$72,471
WhiteWave Foods Co.*	20,261	990,358

		21,361,454

Household Products (1.0%)
Church & Dwight Co., Inc.	15,168	1,230,580
Clorox Co.	12,074	1,255,938
Colgate-Palmolive Co.	92,068	6,022,168
Kimberly-Clark Corp.	33,525	3,552,644
Spectrum Brands Holdings, Inc.	2,900	295,771

		12,357,101

Personal Products (0.2%)
Coty, Inc., Class A*	9,642	308,255
Estee Lauder Cos., Inc., Class A	24,374	2,112,251
Herbalife Ltd.*	7,192	396,207
Nu Skin Enterprises, Inc., Class A	1,400	65,982

		2,882,695

Tobacco (1.7%)
Altria Group, Inc.	214,778	10,504,792
Philip Morris International, Inc.	89,602	7,183,392
Reynolds American, Inc.	47,940	3,579,173

		21,267,357

Total Consumer Staples		129,107,437

Energy (1.0%)
Energy Equipment & Services (0.3%)
Dresser-Rand Group, Inc.*	8,930	760,657
FMC Technologies, Inc.*	17,432	723,254
Oceaneering International, Inc.	2,000	93,180
RPC, Inc.	800	11,064
Schlumberger Ltd.	17,827	1,536,509

		3,124,664

Oil, Gas & Consumable Fuels (0.7%)
Cabot Oil & Gas Corp.	48,000	1,513,920
Continental Resources, Inc.*	3,190	135,224
CVR Energy, Inc.	600	22,584
EOG Resources, Inc.	5,500	481,525
HollyFrontier Corp.	3,300	140,877
Marathon Petroleum Corp.	4,700	245,857
Memorial Resource Development Corp.*	9,578	181,695
ONEOK, Inc.	10,900	430,332
Range Resources Corp.	1,242	61,330
Targa Resources Corp.	3,200	285,504
Teekay Corp.	2,100	89,922
Tesoro Corp.	900	75,969
Williams Cos., Inc.	86,927	4,988,740
World Fuel Services Corp.	1,500	71,925

		8,725,404

Total Energy		11,850,068

Financials (5.3%)
Banks (0.1%)
Signature Bank/New York*	5,400	790,506
SVB Financial Group*	3,800	547,124

		1,337,630

Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	6,386	1,395,980
Ameriprise Financial, Inc.	17,600	2,198,768
Artisan Partners Asset Management, Inc., Class A	4,100	190,486
Bank of New York Mellon Corp.	14,000	587,580
BlackRock, Inc.	4,627	1,600,849
Charles Schwab Corp.	94,000	3,069,100
Eaton Vance Corp.	13,660	534,516
Federated Investors, Inc., Class B	10,830	362,697
Interactive Brokers Group, Inc., Class A	500	20,780
Invesco Ltd.	6,200	232,438
Lazard Ltd., Class A	14,624	822,454
Legg Mason, Inc.	3,700	190,661
LPL Financial Holdings, Inc.	9,510	442,120
NorthStar Asset Management Group, Inc.	22,500	416,025
SEI Investments Co.	16,175	793,060
T. Rowe Price Group, Inc.	30,236	2,350,244
TD Ameritrade Holding Corp.	26,400	972,048
Waddell & Reed Financial, Inc., Class A	9,079	429,527

		16,609,333

Consumer Finance (0.2%)
Ally Financial, Inc.*	4,100	91,963
American Express Co.	19,486	1,514,452
Credit Acceptance Corp.*	1,000	246,180
Santander Consumer USA Holdings, Inc.*	524	13,399
SLM Corp.*	45,400	448,098

		2,314,092

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	14,100	1,919,151
CBOE Holdings, Inc.	9,630	551,028
Intercontinental Exchange, Inc.	4,675	1,045,377
Leucadia National Corp.	5,100	123,828
McGraw Hill Financial, Inc.	31,782	3,192,502
Moody’s Corp.	20,602	2,224,192
MSCI, Inc.	12,991	799,596

		9,855,674

Insurance (0.5%)
AmTrust Financial Services, Inc.	200	13,102
Aon plc	32,700	3,259,536
Arthur J. Gallagher & Co.	10,800	510,840
Erie Indemnity Co., Class A	2,843	233,325
Markel Corp.*	200	160,136
Marsh & McLennan Cos., Inc.	37,300	2,114,910

		6,291,849

Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	49,120	4,582,405
Boston Properties, Inc. (REIT)	16,300	1,972,952
Columbia Property Trust, Inc. (REIT)	1,700	41,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Crown Castle International Corp. (REIT)	38,742	$3,110,983
Digital Realty Trust, Inc. (REIT)	9,000	600,120
Empire State Realty Trust, Inc. (REIT), Class A	6,000	102,360
Equinix, Inc. (REIT)	6,674	1,695,196
Equity LifeStyle Properties, Inc. (REIT)	9,700	510,026
Extra Space Storage, Inc. (REIT)	13,500	880,470
Federal Realty Investment Trust (REIT)	7,981	1,022,286
Gaming and Leisure Properties, Inc. (REIT)	1,300	47,658
Health Care REIT, Inc. (REIT)	18,300	1,201,029
Healthcare Trust of America, Inc. (REIT), Class A	1,350	32,333
Iron Mountain, Inc. (REIT)	9,576	296,856
Lamar Advertising Co. (REIT), Class A	9,400	540,312
Omega Healthcare Investors, Inc. (REIT)	5,700	195,681
Plum Creek Timber Co., Inc. (REIT)	8,339	338,313
Post Properties, Inc. (REIT)	2,100	114,177
Public Storage (REIT)	15,362	2,832,292
Simon Property Group, Inc. (REIT)	36,161	6,256,576
Tanger Factory Outlet Centers, Inc. (REIT)	11,100	351,870
Taubman Centers, Inc. (REIT)	2,600	180,700
Weyerhaeuser Co. (REIT)	5,100	160,650

		27,066,980

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	33,143	1,226,291
Howard Hughes Corp.*	1,900	272,726
Jones Lang LaSalle, Inc.	3,800	649,800
Realogy Holdings Corp.*	6,110	285,459

		2,434,276

Total Financials		65,909,834

Health Care (18.2%)
Biotechnology (6.5%)
Agios Pharmaceuticals, Inc.*	3,000	333,420
Alexion Pharmaceuticals, Inc.*	25,090	4,535,519
Alkermes plc*	14,300	920,062
Alnylam Pharmaceuticals, Inc.*	7,100	851,077
Amgen, Inc.	88,300	13,555,816
Biogen, Inc.*	27,400	11,067,956
BioMarin Pharmaceutical, Inc.*	18,649	2,550,810
Bluebird Bio, Inc.*	3,800	639,806
Celgene Corp.*	92,094	10,658,499
Gilead Sciences, Inc.	170,674	19,982,512
Incyte Corp.*	18,200	1,896,622
Intercept Pharmaceuticals, Inc.*	1,900	458,622
Intrexon Corp.*	5,300	258,640
Isis Pharmaceuticals, Inc.*	13,900	799,945
Juno Therapeutics, Inc.*	1,300	69,329
Medivation, Inc.*	9,100	1,039,220
OPKO Health, Inc.*	27,200	437,376

Puma Biotechnology, Inc.*	2,900	338,575
Receptos, Inc.*	3,700	703,185
Regeneron Pharmaceuticals, Inc.*	9,100	4,642,183
Seattle Genetics, Inc.*	11,000	532,400
United Therapeutics Corp.*	5,352	930,981
Vertex Pharmaceuticals, Inc.*	28,307	3,495,348

		80,697,903

Health Care Equipment & Supplies (1.8%)
Alere, Inc.*	6,300	332,325
Align Technology, Inc.*	9,300	583,203
Baxter International, Inc.	40,156	2,808,109
Becton, Dickinson and Co.	24,292	3,440,962
Boston Scientific Corp.*	12,100	214,170
C.R. Bard, Inc.	8,624	1,472,117
Cooper Cos., Inc.	3,800	676,286
DENTSPLY International, Inc.	4,132	213,004
DexCom, Inc.*	9,200	735,816
Edwards Lifesciences Corp.*	12,546	1,786,927
Hill-Rom Holdings, Inc.	6,000	325,980
Hologic, Inc.*	28,500	1,084,710
IDEXX Laboratories, Inc.*	10,794	692,327
Intuitive Surgical, Inc.*	4,321	2,093,524
ResMed, Inc.	16,332	920,635
Sirona Dental Systems, Inc.*	6,500	652,730
St. Jude Medical, Inc.	18,354	1,341,127
Stryker Corp.	19,891	1,900,983
Varian Medical Systems, Inc.*	11,590	977,385
Zimmer Biomet Holdings, Inc.	1,200	131,076

		22,383,396

Health Care Providers & Services (4.0%)
Acadia Healthcare Co., Inc.*	6,000	469,980
Aetna, Inc.	10,000	1,274,600
AmerisourceBergen Corp.	25,508	2,712,521
Anthem, Inc.	6,100	1,001,254
Brookdale Senior Living, Inc.*	4,600	159,620
Cardinal Health, Inc.	34,700	2,902,655
Catamaran Corp.*	13,632	832,643
Centene Corp.*	13,800	1,109,520
Cigna Corp.	29,900	4,843,800
DaVita HealthCare Partners, Inc.*	5,896	468,555
Envision Healthcare Holdings, Inc.*	21,467	847,517
Express Scripts Holding Co.*	71,130	6,326,302
HCA Holdings, Inc.*	2,900	263,088
Health Net, Inc.*	1,500	96,180
Henry Schein, Inc.*	9,752	1,385,954
Humana, Inc.	16,100	3,079,608
Laboratory Corp. of America Holdings*	3,839	465,364
LifePoint Health, Inc.*	500	43,475
McKesson Corp.	26,871	6,040,869
MEDNAX, Inc.*	6,200	459,482
Omnicare, Inc.	3,800	358,150
Patterson Cos., Inc.	5,374	261,445
Premier, Inc., Class A*	4,303	165,493
Tenet Healthcare Corp.*	11,428	661,453
UnitedHealth Group, Inc.	105,000	12,810,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Health Services, Inc., Class B	1,916	$272,264
VCA, Inc.*	9,000	489,645

		49,801,437

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	6,500	88,920
athenahealth, Inc.*	4,500	515,610
Cerner Corp.*	34,740	2,399,145
IMS Health Holdings, Inc.*	15,500	475,075
Inovalon Holdings, Inc., Class A*	2,900	80,910
Veeva Systems, Inc., Class A*	8,245	231,107

		3,790,767

Life Sciences Tools & Services (0.8%)
Bio-Techne Corp.	1,754	172,716
Bruker Corp.*	12,800	261,248
Charles River Laboratories International, Inc.*	5,527	388,769
Illumina, Inc.*	16,791	3,666,483
Mettler-Toledo International, Inc.*	3,247	1,108,721
PerkinElmer, Inc.	2,000	105,280
Quintiles Transnational Holdings, Inc.*	8,700	631,707
Thermo Fisher Scientific, Inc.	15,600	2,024,256
VWR Corp.*	1,787	47,766
Waters Corp.*	9,642	1,237,840

		9,644,786

Pharmaceuticals (4.8%)
AbbVie, Inc.	203,120	13,647,633
Akorn, Inc.*	9,100	397,306
Allergan plc*	20,646	6,265,235
Bristol-Myers Squibb Co.	193,500	12,875,490
Eli Lilly & Co.	113,600	9,484,464
Endo International plc*	7,500	597,375
Hospira, Inc.*	15,600	1,383,876
Jazz Pharmaceuticals plc*	7,100	1,250,097
Johnson & Johnson	41,514	4,045,954
Mallinckrodt plc*	5,327	627,094
Merck & Co., Inc.	37,400	2,129,182
Mylan N.V.*	41,323	2,804,179
Perrigo Co. plc	3,184	588,499
Zoetis, Inc.	58,050	2,799,171

		58,895,555

Total Health Care		225,213,844

Industrials (11.1%)
Aerospace & Defense (2.8%)
B/E Aerospace, Inc.	12,300	675,270
Boeing Co.	80,292	11,138,106
General Dynamics Corp.	10,400	1,473,576
Hexcel Corp.	11,100	552,114
Honeywell International, Inc.	90,791	9,257,958
Huntington Ingalls Industries, Inc.	5,700	641,763
Lockheed Martin Corp.	22,631	4,207,103

Northrop Grumman Corp.	6,900	1,094,547
Precision Castparts Corp.	3,127	624,993
Rockwell Collins, Inc.	15,370	1,419,420
Spirit AeroSystems Holdings, Inc., Class A*	15,147	834,751
Textron, Inc.	7,300	325,799
TransDigm Group, Inc.*	6,253	1,404,862
United Technologies Corp.	9,482	1,051,838

		34,702,100

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	16,858	1,051,771
Expeditors International of Washington, Inc.	22,176	1,022,424
FedEx Corp.	11,900	2,027,760
United Parcel Service, Inc., Class B	81,459	7,894,192

		11,996,147

Airlines (1.1%)
Alaska Air Group, Inc.	15,000	966,450
American Airlines Group, Inc.	80,412	3,211,253
Delta Air Lines, Inc.	94,689	3,889,824
JetBlue Airways Corp.*	13,500	280,260
Southwest Airlines Co.	77,545	2,565,964
Spirit Airlines, Inc.*	8,400	521,640
United Continental Holdings, Inc.*	44,287	2,347,654

		13,783,045

Building Products (0.3%)
A.O. Smith Corp.	8,600	619,028
Allegion plc	11,066	665,509
Armstrong World Industries, Inc.*	2,831	150,836
Fortune Brands Home & Security, Inc.	6,400	293,248
Lennox International, Inc.	4,668	502,697
Masco Corp.	40,375	1,076,801
USG Corp.*	10,600	294,574

		3,602,693

Commercial Services & Supplies (0.5%)
Cintas Corp.	11,100	938,949
Clean Harbors, Inc.*	4,600	247,204
Copart, Inc.*	14,654	519,924
Covanta Holding Corp.	13,200	279,708
KAR Auction Services, Inc.	5,500	205,700
Pitney Bowes, Inc.	9,000	187,290
R.R. Donnelley & Sons Co.	12,700	221,361
Rollins, Inc.	11,000	313,830
Stericycle, Inc.*	9,871	1,321,826
Tyco International plc	42,700	1,643,096
Waste Management, Inc.	4,400	203,940

		6,082,828

Construction & Engineering (0.0%)
AECOM*	2,300	76,084
Quanta Services, Inc.*	4,700	135,454

		211,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.6%)
Acuity Brands, Inc.	5,100	$917,898
AMETEK, Inc.	28,023	1,535,100
Babcock & Wilcox Co.	2,400	78,720
Emerson Electric Co.	53,471	2,963,897
Hubbell, Inc., Class B	900	97,452
Regal Beloit Corp.	300	21,777
Rockwell Automation, Inc.	15,612	1,945,880
SolarCity Corp.*	6,800	364,140

		7,924,864

Industrial Conglomerates (1.1%)
3M Co.	73,696	11,371,293
Carlisle Cos., Inc.	1,600	160,192
Danaher Corp.	16,038	1,372,692
Roper Technologies, Inc.	4,473	771,414

		13,675,591

Machinery (1.6%)
Allison Transmission Holdings, Inc.	11,300	330,638
Caterpillar, Inc.	12,195	1,034,380
Cummins, Inc.	15,686	2,057,846
Deere & Co.	6,947	674,206
Donaldson Co., Inc.	14,180	507,644
Flowserve Corp.	7,269	382,786
Graco, Inc.	6,816	484,141
IDEX Corp.	8,276	650,328
Illinois Tool Works, Inc.	34,700	3,185,113
Ingersoll-Rand plc	2,100	141,582
Lincoln Electric Holdings, Inc.	8,100	493,209
Middleby Corp.*	6,700	751,941
Nordson Corp.	7,100	553,019
PACCAR, Inc.	37,191	2,373,158
Pall Corp.	12,368	1,539,198
Parker-Hannifin Corp.	7,300	849,209
Snap-on, Inc.	6,800	1,082,900
Stanley Black & Decker, Inc.	1,600	168,384
Toro Co.	6,426	435,554
Valmont Industries, Inc.	168	19,970
WABCO Holdings, Inc.*	6,347	785,251
Wabtec Corp.	11,234	1,058,692

		19,559,149

Professional Services (0.5%)
Dun & Bradstreet Corp.	1,240	151,280
Equifax, Inc.	13,800	1,339,842
IHS, Inc., Class A*	6,817	876,871
Nielsen N.V.	23,691	1,060,646
Robert Half International, Inc.	15,605	866,077
Towers Watson & Co., Class A	1,400	176,120
Verisk Analytics, Inc., Class A*	19,591	1,425,441

		5,896,277

Road & Rail (1.1%)
AMERCO	400	130,764
Avis Budget Group, Inc.*	12,200	537,776
CSX Corp.	29,500	963,175
Genesee & Wyoming, Inc., Class A*	2,400	182,832
Hertz Global Holdings, Inc.*	47,100	853,452

J.B. Hunt Transport Services, Inc.	10,670	875,900
Landstar System, Inc.	5,166	345,450
Old Dominion Freight Line, Inc.*	8,100	555,701
Union Pacific Corp.	101,648	9,694,170

		14,139,220

Trading Companies & Distributors (0.5%)
Air Lease Corp.	600	20,340
Fastenal Co.	34,108	1,438,676
HD Supply Holdings, Inc.*	19,701	693,081
MSC Industrial Direct Co., Inc., Class A	1,677	117,004
United Rentals, Inc.*	11,300	990,106
W.W. Grainger, Inc.	7,846	1,856,756
Watsco, Inc.	3,000	371,220

		5,487,183

Total Industrials		137,060,635

Information Technology (26.9%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	3,870	316,334
ARRIS Group, Inc.*	2,600	79,560
CommScope Holding Co., Inc.*	5,405	164,907
F5 Networks, Inc.*	8,340	1,003,719
Harris Corp.	2,439	187,583
Juniper Networks, Inc.	8,100	210,357
Motorola Solutions, Inc.	24,500	1,404,830
Palo Alto Networks, Inc.*	8,466	1,479,010
QUALCOMM, Inc.	28,739	1,799,924

		6,646,224

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	35,864	2,079,036
CDW Corp.	15,274	523,593
Cognex Corp.	10,100	485,810
FLIR Systems, Inc.	10,206	314,549
Ingram Micro, Inc., Class A*	1,000	25,030
IPG Photonics Corp.*	4,000	340,700
Jabil Circuit, Inc.	4,100	87,289
Keysight Technologies, Inc.*	16,423	512,234
National Instruments Corp.	2,870	84,550
Trimble Navigation Ltd.*	1,568	36,785
Zebra Technologies Corp., Class A*	6,007	667,077

		5,156,653

Internet Software & Services (6.2%)
Akamai Technologies, Inc.*	20,723	1,446,880
CoStar Group, Inc.*	3,800	764,788
eBay, Inc.*	140,976	8,492,394
Facebook, Inc., Class A*	251,300	21,552,744
GoDaddy, Inc., Class A*	2,700	76,113
Google, Inc., Class A*	33,492	18,087,020
Google, Inc., Class C*	34,179	17,790,511
IAC/InterActiveCorp	8,500	677,110
LendingClub Corp.*	7,700	113,575
LinkedIn Corp., Class A*	12,700	2,624,201
Pandora Media, Inc.*	24,483	380,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Rackspace Hosting, Inc.*	14,200	$528,098
Twitter, Inc.*	65,543	2,373,967
VeriSign, Inc.*	11,941	736,999
Yelp, Inc.*	7,500	322,725
Zillow Group, Inc., Class A*	3,000	260,220

		76,227,811

IT Services (5.5%)
Accenture plc, Class A	72,900	7,055,262
Alliance Data Systems Corp.*	7,240	2,113,646
Automatic Data Processing, Inc.	43,800	3,514,074
Black Knight Financial Services, Inc., Class A*	2,100	64,827
Booz Allen Hamilton Holding Corp.	10,900	275,116
Broadridge Financial Solutions, Inc.	13,887	694,489
Cognizant Technology Solutions Corp., Class A*	70,814	4,326,027
CoreLogic, Inc.*	4,700	186,543
DST Systems, Inc.	3,289	414,348
Fidelity National Information Services, Inc.	14,200	877,560
Fiserv, Inc.*	27,458	2,274,346
FleetCor Technologies, Inc.*	10,724	1,673,587
Gartner, Inc.*	9,600	823,488
Genpact Ltd.*	18,454	393,624
Global Payments, Inc.	7,756	802,358
International Business Machines Corp.	58,516	9,518,213
Jack Henry & Associates, Inc.	9,500	614,650
Leidos Holdings, Inc.	600	24,222
MasterCard, Inc., Class A	116,020	10,845,550
Paychex, Inc.	32,780	1,536,726
Sabre Corp.	13,100	311,780
Teradata Corp.*	12,151	449,587
Total System Services, Inc.	19,100	797,807
Vantiv, Inc., Class A*	16,600	633,954
VeriFone Systems, Inc.*	13,200	448,272
Visa, Inc., Class A	227,208	15,257,017
Western Union Co.	59,855	1,216,852
WEX, Inc.*	4,500	512,865

		67,656,790

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	10,856	555,827
Analog Devices, Inc.	33,299	2,137,296
Applied Materials, Inc.	84,600	1,626,012
Atmel Corp.	48,400	476,982
Avago Technologies Ltd.	29,800	3,961,314
Broadcom Corp., Class A	4,600	236,854
Freescale Semiconductor Ltd.*	11,700	467,649
Intel Corp.	38,500	1,170,978
KLA-Tencor Corp.	18,500	1,039,885
Lam Research Corp.	13,098	1,065,522
Linear Technology Corp.	27,715	1,225,835
Maxim Integrated Products, Inc.	11,278	389,937
Microchip Technology, Inc.	23,417	1,110,551
Micron Technology, Inc.*	9,900	186,516
ON Semiconductor Corp.*	45,900	536,571
Qorvo, Inc.*	17,300	1,388,671
Skyworks Solutions, Inc.	22,200	2,311,020

SunEdison, Inc.*	29,100	870,381
SunPower Corp.*	400	11,364
Texas Instruments, Inc.	120,731	6,218,854
Xilinx, Inc.	6,863	303,070

		27,291,089

Software (5.2%)
Adobe Systems, Inc.*	58,034	4,701,334
ANSYS, Inc.*	2,012	183,575
Autodesk, Inc.*	19,580	980,469
Cadence Design Systems, Inc.*	33,900	666,474
CDK Global, Inc.	18,533	1,000,411
Citrix Systems, Inc.*	18,629	1,307,011
Electronic Arts, Inc.*	36,500	2,427,250
FactSet Research Systems, Inc.	4,869	791,261
FireEye, Inc.*	15,995	782,316
Fortinet, Inc.*	16,500	681,945
Informatica Corp.*	12,100	586,487
Intuit, Inc.	32,029	3,227,562
King Digital Entertainment plc	9,300	132,525
Microsoft Corp.#	532,549	23,512,038
NetSuite, Inc.*	4,600	422,050
Oracle Corp.	220,632	8,891,470
PTC, Inc.*	13,300	545,566
Red Hat, Inc.*	21,251	1,613,588
Salesforce.com, Inc.*	76,184	5,304,692
ServiceNow, Inc.*	17,889	1,329,332
SolarWinds, Inc.*	7,700	355,201
Solera Holdings, Inc.	7,700	343,112
Splunk, Inc.*	14,500	1,009,490
SS&C Technologies Holdings, Inc.	7,400	462,500
Synopsys, Inc.*	1,300	65,845
Tableau Software, Inc., Class A*	5,800	668,740
Ultimate Software Group, Inc.*	3,300	542,322
VMware, Inc., Class A*	9,466	811,615
Workday, Inc., Class A*	12,260	936,541

		64,282,722

Technology Hardware, Storage & Peripherals (6.9%)
3D Systems Corp.*	4,700	91,744
Apple, Inc.	668,903	83,897,159
EMC Corp.	18,452	486,948
NetApp, Inc.	10,826	341,669

		84,817,520

Total Information Technology		332,078,809

Materials (3.8%)
Chemicals (3.1%)
Air Products and Chemicals, Inc.	20,500	2,805,015
Airgas, Inc.	1,800	190,404
Ashland, Inc.	800	97,520
Axalta Coating Systems Ltd.*	11,699	387,003
Celanese Corp.	1,292	92,869
CF Industries Holdings, Inc.	27,300	1,754,844
Cytec Industries, Inc.	800	48,424
Dow Chemical Co.	17,500	895,475
E.I. du Pont de Nemours & Co.	48,521	3,102,918
Eastman Chemical Co.	4,288	350,844
Ecolab, Inc.	30,641	3,464,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

FMC Corp.	11,158	$586,353
Huntsman Corp.	15,000	331,050
International Flavors & Fragrances, Inc.	9,366	1,023,610
LyondellBasell Industries N.V., Class A	44,700	4,627,344
Monsanto Co.	55,292	5,893,574
NewMarket Corp.	1,000	443,890
Platform Specialty Products Corp.*	2,200	56,276
PPG Industries, Inc.	31,600	3,625,152
Praxair, Inc.	27,868	3,331,619
RPM International, Inc.	15,400	754,138
Scotts Miracle-Gro Co., Class A	4,693	277,873
Sherwin-Williams Co.	9,471	2,604,715
Sigma-Aldrich Corp.	5,424	755,834
Valspar Corp.	9,400	769,108
W.R. Grace & Co.*	8,500	852,550

		39,122,980

Construction Materials (0.1%)
Eagle Materials, Inc.	5,800	442,714
Martin Marietta Materials, Inc.	1,136	160,756
Vulcan Materials Co.	2,000	167,860

		771,330

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,300	82,901
Avery Dennison Corp.	9,800	597,212
Ball Corp.	16,024	1,124,083
Bemis Co., Inc.	1,200	54,012
Crown Holdings, Inc.*	7,103	375,820
Graphic Packaging Holding Co.	22,000	306,460
Owens-Illinois, Inc.*	1,100	25,234
Packaging Corp. of America	11,300	706,137
Rock-Tenn Co., Class A	3,100	186,620
Sealed Air Corp.	24,400	1,253,672
Silgan Holdings, Inc.	4,700	247,972

		4,960,123

Metals & Mining (0.0%)
Compass Minerals International, Inc.	3,919	321,907
Royal Gold, Inc.	400	24,636
Southern Copper Corp.	4,329	127,316
Steel Dynamics, Inc.	3,100	64,216
Tahoe Resources, Inc.	2,300	27,899

		565,974

Paper & Forest Products (0.2%)
International Paper Co.	46,400	2,208,176

Total Materials		47,628,583

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.7%)
Level 3 Communications, Inc.*	3,943	207,678
Verizon Communications, Inc.	439,400	20,480,434
Zayo Group Holdings, Inc.*	14,341	368,850

		21,056,962

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	7,418	852,848

Total Telecommunication Services		21,909,810

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,599	212,356

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	5,000	89,950
TerraForm Power, Inc., Class A*	300	11,394

		101,344

Multi-Utilities (0.0%)
Dominion Resources, Inc.	3,400	227,358

Total Utilities		541,058

Total Common Stocks (99.4%) (Cost $623,300,439)		1,230,209,011

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,827,878	7,827,878

Total Short-Term Investments (0.6%) (Cost $7,827,878)		7,827,878

Total Investments (100.0%) (Cost $631,128,317)		1,238,036,889
Other Assets Less Liabilities (0.0%)		521,649

Net Assets (100%)		$1,238,558,538

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,796,900.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	83	September-15	$8,600,594	$8,525,760	$(74,834)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$258,908,933	$—	$—	$258,908,933
Consumer Staples	129,107,437	—	—	129,107,437
Energy	11,850,068	—	—	11,850,068
Financials	65,909,834	—	—	65,909,834
Health Care	225,213,844	—	—	225,213,844
Industrials	137,060,635	—	—	137,060,635
Information Technology	332,078,809	—	—	332,078,809
Materials	47,628,583	—	—	47,628,583
Telecommunication Services	21,909,810	—	—	21,909,810
Utilities	541,058	—	—	541,058
Short-Term Investments	7,827,878	—	—	7,827,878

Total Assets	$1,238,036,889	$—	$—	$1,238,036,889

Liabilities:
Futures	$(74,834)	$—	$—	$(74,834)

Total Liabilities	$(74,834)	$—	$—	$(74,834)

Total	$1,237,962,055	$—	$—	$1,237,962,055

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(74,834	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$1,195,393	$1,195,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(150,780)	$(150,780)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $9,514,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$211,919,249
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$289,190,274

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$610,745,836
Aggregate gross unrealized depreciation	(4,706,421)

Net unrealized appreciation	$606,039,415

Federal income tax cost of investments	$631,997,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $631,128,317)	$1,238,036,889
Cash	3,117,958
Receivable for securities sold	168,706,580
Dividends, interest and other receivables	1,061,420
Receivable from Separate Accounts for Trust shares sold	305,930
Due from broker for futures variation margin	16,185
Other assets	12,317

Total assets	1,411,257,279

LIABILITIES
Payable for securities purchased	170,941,937
Payable to Separate Accounts for Trust shares redeemed	998,643
Investment management fees payable	362,562
Distribution fees payable – Class IB	210,548
Administrative fees payable	104,364
Distribution fees payable – Class IA	8,447
Trustees’ fees payable	4,380
Accrued expenses	67,860

Total liabilities	172,698,741

NET ASSETS	$1,238,558,538

Net assets were comprised of:
Paid in capital	$523,311,717
Accumulated undistributed net investment income (loss)	6,338,745
Accumulated undistributed net realized gain (loss) on investments and futures	102,074,338
Net unrealized appreciation (depreciation) on investments and futures	606,833,738

Net assets	$1,238,558,538

Class IA
Net asset value, offering and redemption price per share, $40,614,657 / 3,143,618 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.92

Class IB
Net asset value, offering and redemption price per share, $1,008,443,171 / 79,979,563 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.61

Class K
Net asset value, offering and redemption price per share, $189,500,710 / 14,651,884 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,133 foreign withholding tax)	$9,835,296
Interest	6,568

Total income	9,841,864

EXPENSES
Investment management fees	2,184,039
Distribution fees – Class IB	1,239,149
Administrative fees	629,202
Distribution fees – Class IA	48,160
Custodian fees	34,712
Printing and mailing expenses	32,311
Professional fees	29,377
Trustees’ fees	14,460
Miscellaneous	11,942

Total expenses	4,223,352

NET INVESTMENT INCOME (LOSS)	5,618,512

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	96,164,013
Futures	1,195,393

Net realized gain (loss)	97,359,406

Change in unrealized appreciation (depreciation) on:
Investments	(58,156,648)
Futures	(150,780)

Net change in unrealized appreciation (depreciation)	(58,307,428)

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,051,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,670,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,618,512	$12,206,244
Net realized gain (loss) on investments and futures	97,359,406	139,145,273
Net change in unrealized appreciation (depreciation) on investments and futures	(58,307,428)	(8,433,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,670,490	142,917,843

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(306,505)
Class IB	—	(8,348,690)
Class K	—	(3,299,514)

	—	(11,954,709)

Distributions from net realized capital gains
Class IA	—	(3,825,715)
Class IB	—	(106,774,957)
Class K	—	(32,554,438)

	—	(143,155,110)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(155,109,819)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 495,280 and 692,910 shares, respectively ]	6,393,023	9,163,486
Capital shares issued in reinvestment of dividends and distributions [ 0 and 328,958 shares, respectively ]	—	4,132,220
Capital shares repurchased [ (192,293) and (342,393) shares, respectively ]	(2,486,979)	(4,478,479)

Total Class IA transactions	3,906,044	8,817,227

Class IB
Capital shares sold [ 6,427,877 and 8,399,228 shares, respectively ]	80,865,390	108,624,884
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,387,461 shares, respectively ]	—	115,123,647
Capital shares repurchased [ (4,618,052) and (10,472,798) shares, respectively ]	(58,156,421)	(133,508,798)

Total Class IB transactions	22,708,969	90,239,733

Class K
Capital shares sold [ 377,959 and 2,956,068 shares, respectively ]	4,877,927	39,142,340
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,851,369 shares, respectively ]	—	35,853,952
Capital shares repurchased [ (9,159,963) and (17,223,701) shares, respectively ]	(117,322,345)	(221,914,020)

Total Class K transactions	(112,444,418)	(146,917,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(85,829,405)	(47,860,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,158,915)	(60,052,744)
NET ASSETS:
Beginning of period	1,279,717,453	1,339,770,197

End of period (a)	$1,238,558,538	$1,279,717,453

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,338,745	$720,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$12.48	$12.60	$10.04	$8.86	$8.77		$7.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.12	0.11	0.12	0.09		0.09
Net realized and unrealized gain (loss) on investments and futures	0.38	1.42	3.13	1.18	0.10		1.18

Total from investment operations	0.44	1.54	3.24	1.30	0.19		1.27

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.12)	(0.10)		(0.10)
Distributions from net realized gains	—	(1.54)	(0.57)	—	—		—

Total dividends and distributions	—	(1.66)	(0.68)	(0.12)	(0.10)		(0.10)

Net asset value, end of period	$12.92	$12.48	$12.60	$10.04	$8.86		$8.77

Total return (b)	3.53%	12.24%	32.47%	14.72%	2.23%		16.74	%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,615	$35,445	$27,227	$19,030	$14,178		$587,034
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.73%	0.73%	0.73%	0.47	%(c)	0.49%
After waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.73%	0.73%	0.47	%(c)	0.49%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.73%	0.73%	0.47	%(c)	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.86%	0.91%	0.97%	1.18%	0.99%		1.16%
After waivers and fees paid indirectly (a)(f)	0.86%	0.91%	0.97%	1.18%	0.99%		1.16%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.91%	0.97%	1.18%	0.99%		1.16%
Portfolio turnover rate (z)^	17%	15%	15%	16%	18%		23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.18	$12.33	$9.83	$8.68	$8.59	$7.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.12	0.11	0.11	0.07	0.07
Net realized and unrealized gain (loss) on investments and futures	0.38	1.39	3.07	1.16	0.10	1.15

Total from investment operations	0.43	1.51	3.18	1.27	0.17	1.22

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.12)	(0.08)	(0.08)
Distributions from net realized gains	—	(1.54)	(0.57)	—	—	—

Total dividends and distributions	—	(1.66)	(0.68)	(0.12)	(0.08)	(0.08)

Net asset value, end of period	$12.61	$12.18	$12.33	$9.83	$8.68	$8.59

Total return (b)	3.53%	12.24%	32.53%	14.65%	2.00%	16.36	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,008,443	$951,916	$873,541	$635,996	$585,640	$610,712
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.73%	0.73%	0.73%	0.72%	0.74%
After waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.73%	0.73%	0.72%	0.74%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.73%	0.73%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.86%	0.90%	0.97%	1.15%	0.85%	0.91%
After waivers and fees paid indirectly (a)(f)	0.86%	0.90%	0.97%	1.15%	0.85%	0.91%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.90%	0.97%	1.15%	0.85%	0.91%
Portfolio turnover rate (z)^	17%	15%	15%	16%	18%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$12.48	$12.60	$10.04	$8.86	$8.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.15	0.14	0.13	0.04
Net realized and unrealized gain (loss) on investments and futures	0.38	1.43	3.14	1.20	0.65

Total from investment operations	0.45	1.58	3.28	1.33	0.69

Less distributions:
Dividends from net investment income	—	(0.16)	(0.15)	(0.15)	(0.10)
Distributions from net realized gains	—	(1.54)	(0.57)	—	—

Total dividends and distributions	—	(1.70)	(0.72)	(0.15)	(0.10)

Net asset value, end of period	$12.93	$12.48	$12.60	$10.04	$8.86

Total return (b)	3.61%	12.53%	32.80%	15.01%	8.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,501	$292,356	$439,002	$416,272	$498,148
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%	0.48%	0.48%	0.48%	0.47%
After waivers and fees paid indirectly (a)(f)	0.47%	0.48%	0.48%	0.48%	0.47%
Before waivers and fees paid indirectly (a)(f)	0.47%	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%	1.15%	1.21%	1.36%	1.32%
After waivers and fees paid indirectly (a)(f)	1.10%	1.15%	1.21%	1.36%	1.32%
Before waivers and fees paid indirectly (a)(f)	1.10%	1.15%	1.21%	1.36%	1.32%
Portfolio turnover rate (z)^	17%	15%	15%	16%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 16.21%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 15.95%.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	29.2%
Energy	14.0
Health Care	11.6
Information Technology	10.8
Industrials	10.0
Consumer Staples	6.6
Utilities	5.7
Consumer Discretionary	5.3
Materials	3.0
Telecommunication Services	2.5
Investment Companies	0.8
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K had no operations after the close of business on April 13, 2015 through April 30, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$990.60	$3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.19	3.64
Class IB
Actual	1,000.00	990.60	3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.19	3.64
Class K†
Actual (a)	1,000.00	1,003.50	1.35
Actual (b)	1,000.00	990.60	0.79
Hypothetical (5% average return before expenses)	1,000.00	1,022.44	2.38

*    Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IA, Class IB and the hypothetical example (to reflect the one-half year period) and multiplied by the number of days stated below divided by 365 for Class K (to reflect the actual number of days in each period).

†    Class K had no operations after the close of business on April 13, 2015 through April 30, 2015.

(a) For the 103 days from January 1, 2015 through April 13, 2015.

(b) For the 61 days from May 1, 2015 through June 30, 2015.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.4%)
Gentex Corp.	7,600	$124,792
Goodyear Tire & Rubber Co.	15,100	455,265
Johnson Controls, Inc.	28,686	1,420,818
Lear Corp.	940	105,524

		2,106,399

Automobiles (1.1%)
Ford Motor Co.	219,000	3,287,190
General Motors Co.	90,100	3,003,033
Harley-Davidson, Inc.	5,300	298,655

		6,588,878

Distributors (0.0%)
Genuine Parts Co.	600	53,718

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	214	230,061
H&R Block, Inc.	1,000	29,650

		259,711

Hotels, Restaurants & Leisure (0.5%)
Aramark	900	27,873
Carnival Corp.	23,788	1,174,889
Darden Restaurants, Inc.	5,700	405,156
Hyatt Hotels Corp., Class A*	1,925	109,128
International Game Technology plc*	1,700	30,192
MGM Resorts International*	23,216	423,692
Norwegian Cruise Line Holdings Ltd.*	600	33,624
Royal Caribbean Cruises Ltd.	9,594	754,952
Wendy’s Co.	16,974	191,467
Wynn Resorts Ltd.	500	49,335

		3,200,308

Household Durables (0.5%)
D.R. Horton, Inc.	10,827	296,227
Garmin Ltd.	7,185	315,637
Lennar Corp., Class A	5,900	301,136
Mohawk Industries, Inc.*	1,027	196,054
Newell Rubbermaid, Inc.	7,435	305,653
PulteGroup, Inc.	20,400	411,060
Toll Brothers, Inc.*	6,375	243,461
Whirlpool Corp.	4,116	712,274

		2,781,502

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	3,600	112,032
Liberty Interactive Corp. QVC Group*	15,189	421,495

		533,527

Leisure Products (0.1%)
Brunswick Corp.	1,400	71,204
Hasbro, Inc.	900	67,311
Mattel, Inc.	19,000	488,110
Vista Outdoor, Inc.*	3,104	139,369

		765,994

Media (1.2%)
Cablevision Systems Corp. – New York Group, Class A	9,700	232,218
Clear Channel Outdoor Holdings, Inc., Class A	2,500	25,325
Comcast Corp., Class A	13,600	817,484
Discovery Communications, Inc., Class A*	800	26,608
Discovery Communications, Inc., Class C*	1,400	43,512
DISH Network Corp., Class A*	4,000	270,840
Gannett Co., Inc.*	12,987	181,681
John Wiley & Sons, Inc., Class A	2,800	152,236
Liberty Broadband Corp.*	4,668	238,564
Liberty Media Corp.*	16,558	595,172
News Corp., Class A*	21,505	313,758
News Corp., Class B*	6,800	96,832
TEGNA, Inc.	13,173	422,458
Thomson Reuters Corp.	18,443	702,125
Time Warner, Inc.	22,445	1,961,918
Tribune Media Co., Class A	4,500	240,255
Twenty-First Century Fox, Inc., Class A	22,820	742,677
Twenty-First Century Fox, Inc., Class B	8,800	283,536

		7,347,199

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	1,200	126,228
Family Dollar Stores, Inc.	300	23,643
J.C. Penney Co., Inc.*	18,959	160,583
Kohl’s Corp.	11,541	722,582
Macy’s, Inc.	5,390	363,663
Sears Holdings Corp.*	302	8,063
Target Corp.	33,000	2,693,790

		4,098,552

Specialty Retail (0.4%)
Aaron’s, Inc.	3,267	118,298
Best Buy Co., Inc.	17,000	554,370
Cabela’s, Inc.*	2,500	124,950
CST Brands, Inc.	665	25,975
Dick’s Sporting Goods, Inc.	1,600	82,832
DSW, Inc., Class A	4,200	140,154
Foot Locker, Inc.	1,091	73,108
GameStop Corp., Class A	5,692	244,528
Murphy USA, Inc.*	2,346	130,954
Office Depot, Inc.*	25,300	219,098
Penske Automotive Group, Inc.	1,300	67,743
Staples, Inc.	35,900	549,629
Tiffany & Co.	1,600	146,880

		2,478,519

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	13,300	460,313
Fossil Group, Inc.*	400	27,744
PVH Corp.	4,600	529,920
Ralph Lauren Corp.	3,200	423,552

		1,441,529

Total Consumer Discretionary		31,655,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (6.6%)
Beverages (0.1%)
Brown-Forman Corp., Class B	500	$50,090
Molson Coors Brewing Co., Class B	7,949	554,920

		605,010

Food & Staples Retailing (1.9%)
CVS Health Corp.	4,575	479,826
Rite Aid Corp.*	22,500	187,875
Sysco Corp.	22,900	826,690
Walgreens Boots Alliance, Inc.	40,898	3,453,427
Wal-Mart Stores, Inc.	88,582	6,283,121
Whole Foods Market, Inc.	1,700	67,048

		11,297,987

Food Products (1.6%)
Archer-Daniels-Midland Co.	34,816	1,678,828
Bunge Ltd.	8,011	703,366
Campbell Soup Co.	4,034	192,220
ConAgra Foods, Inc.	20,735	906,534
Flowers Foods, Inc.	1,100	23,265
Ingredion, Inc.	3,529	281,649
J.M. Smucker Co.	6,719	728,407
Kellogg Co.	1,415	88,720
Mondelez International, Inc., Class A	91,262	3,754,519
Pilgrim’s Pride Corp.	3,100	71,207
Pinnacle Foods, Inc.	6,500	296,010
Tyson Foods, Inc., Class A	15,824	674,577

		9,399,302

Household Products (2.3%)
Clorox Co.	1,404	146,044
Colgate-Palmolive Co.	6,200	405,542
Energizer Holdings, Inc.	3,594	472,791
Kimberly-Clark Corp.	4,205	445,604
Procter & Gamble Co.	152,171	11,905,859

		13,375,840

Personal Products (0.1%)
Avon Products, Inc.	24,400	152,744
Herbalife Ltd.*	600	33,054
Nu Skin Enterprises, Inc., Class A	2,600	122,538

		308,336

Tobacco (0.6%)
Altria Group, Inc.	6,500	317,915
Philip Morris International, Inc.	43,600	3,495,412

		3,813,327

Total Consumer Staples		38,799,802

Energy (14.0%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	24,349	1,502,333
Cameron International Corp.*	10,708	560,778
Diamond Offshore Drilling, Inc.	3,725	96,142
Dril-Quip, Inc.*	2,200	165,550
Ensco plc, Class A	13,100	291,737
FMC Technologies, Inc.*	4,500	186,705
Frank’s International N.V.	2,400	45,216

Halliburton Co.	47,700	2,054,439
Helmerich & Payne, Inc.	5,456	384,212
Nabors Industries Ltd.	18,553	267,720
National Oilwell Varco, Inc.	21,749	1,050,042
Noble Corp. plc	13,600	209,304
Oceaneering International, Inc.	4,600	214,314
Patterson-UTI Energy, Inc.	8,257	155,355
Rowan Cos., plc, Class A	6,728	142,028
RPC, Inc.	2,800	38,724
Schlumberger Ltd.	62,600	5,395,494
Seadrill Ltd.	21,000	217,140
Superior Energy Services, Inc.	8,100	170,424
Weatherford International plc*	43,500	533,745

		13,681,402

Oil, Gas & Consumable Fuels (11.7%)
Anadarko Petroleum Corp.	28,486	2,223,617
Antero Resources Corp.*	3,900	133,926
Apache Corp.	21,158	1,219,335
California Resources Corp.	18,124	109,469
Cheniere Energy, Inc.*	13,300	921,158
Chesapeake Energy Corp.	32,897	367,459
Chevron Corp.	105,507	10,178,260
Cimarex Energy Co.	5,300	584,643
Cobalt International Energy, Inc.*	20,546	199,502
Concho Resources, Inc.*	6,700	762,862
ConocoPhillips Co.	69,170	4,247,730
CONSOL Energy, Inc.	13,400	291,316
Continental Resources, Inc.*	3,200	135,648
CVR Energy, Inc.	500	18,820
Denbury Resources, Inc.	20,184	128,370
Devon Energy Corp.	23,535	1,400,097
Diamondback Energy, Inc.	3,500	263,830
Energen Corp.	4,140	282,762
EOG Resources, Inc.	28,100	2,460,155
EP Energy Corp., Class A*	1,900	24,187
EQT Corp.	8,505	691,797
Exxon Mobil Corp.	234,499	19,510,317
Golar LNG Ltd.	5,000	234,000
Gulfport Energy Corp.*	5,400	217,350
Hess Corp.	14,118	944,212
HollyFrontier Corp.	9,500	405,555
Kinder Morgan, Inc.	100,100	3,842,839
Kosmos Energy Ltd.*	8,800	74,184
Laredo Petroleum, Inc.*	6,900	86,802
Marathon Oil Corp.	37,848	1,004,486
Marathon Petroleum Corp.	28,148	1,472,422
Murphy Oil Corp.	10,487	435,945
Newfield Exploration Co.*	9,170	331,220
Noble Energy, Inc.	21,758	928,631
Occidental Petroleum Corp.	43,110	3,352,665
ONEOK, Inc.	6,400	252,672
PBF Energy, Inc., Class A	4,800	136,416
Phillips 66	30,335	2,443,788
Pioneer Natural Resources Co.	8,400	1,164,996
QEP Resources, Inc.	9,154	169,441
Range Resources Corp.	8,900	439,482
Rice Energy, Inc.*	4,100	85,403
SM Energy Co.	3,800	175,256
Southwestern Energy Co.*	21,600	490,968
Spectra Energy Corp.	38,507	1,255,328
Targa Resources Corp.	1,600	142,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Teekay Corp.	1,333	$57,079
Tesoro Corp.	6,652	561,495
Valero Energy Corp.	28,486	1,783,224
Whiting Petroleum Corp.*	11,400	383,040
World Fuel Services Corp.	3,500	167,825
WPX Energy, Inc.*	11,901	146,144

		69,340,880

Total Energy		83,022,282

Financials (29.2%)
Banks (11.4%)
Associated Banc-Corp	8,002	162,201
Bank of America Corp.	588,972	10,024,303
Bank of Hawaii Corp.	2,524	168,300
BankUnited, Inc.	5,700	204,801
BB&T Corp.	41,533	1,674,195
BOK Financial Corp.	1,396	97,134
CIT Group, Inc.	9,712	451,511
Citigroup, Inc.	170,142	9,398,644
Citizens Financial Group, Inc.	17,500	477,925
City National Corp./California	2,687	242,878
Comerica, Inc.	10,305	528,853
Commerce Bancshares, Inc./Missouri	4,702	219,913
Cullen/Frost Bankers, Inc.	3,147	247,291
East West Bancorp, Inc.	8,134	364,566
Fifth Third Bancorp	45,388	944,978
First Horizon National Corp.	12,884	201,892
First Niagara Financial Group, Inc.	22,058	208,228
First Republic Bank/California	8,000	504,240
Huntington Bancshares, Inc./Ohio	45,325	512,626
JPMorgan Chase & Co.	208,104	14,101,127
KeyCorp	47,612	715,132
M&T Bank Corp.	7,644	954,965
PacWest Bancorp	5,700	266,532
People’s United Financial, Inc.	18,110	293,563
PNC Financial Services Group, Inc.	29,089	2,782,363
Popular, Inc.*	6,232	179,856
Regions Financial Corp.	75,168	778,740
Signature Bank/New York*	200	29,278
SunTrust Banks, Inc./Georgia	28,974	1,246,461
SVB Financial Group*	1,100	158,378
Synovus Financial Corp.	7,791	240,119
TCF Financial Corp.	9,749	161,931
U.S. Bancorp/Minnesota	93,950	4,077,430
Wells Fargo & Co.	261,234	14,691,800
Zions Bancorp	11,568	367,110

		67,679,264

Capital Markets (3.2%)
Ameriprise Financial, Inc.	1,710	213,630
Bank of New York Mellon Corp.	56,099	2,354,475
BlackRock, Inc.	4,764	1,648,249
Charles Schwab Corp.	18,800	613,820
E*TRADE Financial Corp.*	16,822	503,819
Franklin Resources, Inc.	21,800	1,068,854
Goldman Sachs Group, Inc.	24,227	5,058,355
Interactive Brokers Group, Inc., Class A	2,719	113,002

Invesco Ltd.	21,031	788,452
Legg Mason, Inc.	3,526	181,695
Morgan Stanley	85,967	3,334,660
Northern Trust Corp.	13,081	1,000,173
Raymond James Financial, Inc.	7,292	434,458
State Street Corp.	23,128	1,780,856
TD Ameritrade Holding Corp.	1,900	69,958

		19,164,456

Consumer Finance (1.5%)
Ally Financial, Inc.*	25,000	560,750
American Express Co.	39,100	3,038,852
Capital One Financial Corp.	30,630	2,694,521
Discover Financial Services	24,819	1,430,071
Navient Corp.	22,789	414,988
Santander Consumer USA Holdings, Inc.*	4,600	117,622
SLM Corp.*	1,889	18,644
Springleaf Holdings, Inc.*	2,900	133,139
Synchrony Financial*	7,200	237,096

		8,645,683

Diversified Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B*	97,498	13,270,453
CME Group, Inc./Illinois	18,000	1,675,080
Intercontinental Exchange, Inc.	4,017	898,241
Leucadia National Corp.	15,913	386,368
NASDAQ OMX Group, Inc.	6,974	340,401
Voya Financial, Inc.	12,800	594,816

		17,165,359

Insurance (5.5%)
ACE Ltd.	18,358	1,866,641
Aflac, Inc.	24,315	1,512,393
Alleghany Corp.*	880	412,509
Allied World Assurance Co. Holdings AG	5,463	236,111
Allstate Corp.	22,988	1,491,232
American Financial Group, Inc./Ohio	3,691	240,063
American International Group, Inc.	74,806	4,624,507
American National Insurance Co.	482	49,318
AmTrust Financial Services, Inc.	2,000	131,020
Arch Capital Group Ltd.*	7,001	468,787
Arthur J. Gallagher & Co.	4,200	198,660
Aspen Insurance Holdings Ltd.	3,401	162,908
Assurant, Inc.	4,061	272,087
Assured Guaranty Ltd.	8,554	205,210
Axis Capital Holdings Ltd.	6,006	320,540
Brown & Brown, Inc.	6,385	209,811
Chubb Corp.	12,906	1,227,877
Cincinnati Financial Corp.	9,656	484,538
CNA Financial Corp.	1,660	63,429
Endurance Specialty Holdings Ltd.	2,504	164,513
Everest Reinsurance Group Ltd.	2,512	457,209
FNF Group	16,338	604,343
Genworth Financial, Inc., Class A*	29,634	224,329
Hanover Insurance Group, Inc.	2,459	182,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hartford Financial Services Group, Inc.	23,599	$981,010
HCC Insurance Holdings, Inc.	5,558	427,077
Lincoln National Corp.	14,214	841,753
Loews Corp.	17,485	673,347
Markel Corp.*	695	556,473
Marsh & McLennan Cos., Inc.	12,043	682,838
Mercury General Corp.	1,774	98,723
MetLife, Inc.	52,530	2,941,155
Old Republic International Corp.	15,384	240,452
PartnerReinsurance Ltd.	2,693	346,050
Principal Financial Group, Inc.	16,484	845,464
ProAssurance Corp.	3,400	157,114
Progressive Corp.	33,885	943,019
Prudential Financial, Inc.	25,411	2,223,971
Reinsurance Group of America, Inc.	3,703	351,304
RenaissanceReinsurance Holdings Ltd.	2,751	279,254
StanCorp Financial Group, Inc.	2,368	179,044
Torchmark Corp.	7,062	411,150
Travelers Cos., Inc.	17,875	1,727,797
Unum Group	14,789	528,707
Validus Holdings Ltd.	5,027	221,138
W. R. Berkley Corp.	5,464	283,745
White Mountains Insurance Group Ltd.	373	244,293
XL Group plc	17,545	652,674

		32,647,627

Real Estate Investment Trusts (REITs) (4.4%)
Alexandria Real Estate Equities, Inc. (REIT)	4,042	353,513
American Campus Communities, Inc. (REIT)	6,300	237,447
American Capital Agency Corp. (REIT)	20,700	380,259
American Homes 4 Rent (REIT), Class A	8,700	139,548
American Realty Capital Properties, Inc. (REIT)	53,700	436,581
Annaly Capital Management, Inc. (REIT)	54,895	504,485
Apartment Investment & Management Co. (REIT), Class A	8,764	323,655
Apple Hospitality REIT, Inc. (REIT)	10,400	196,248
AvalonBay Communities, Inc. (REIT)	7,557	1,208,138
BioMed Realty Trust, Inc. (REIT)	11,600	224,344
Boston Properties, Inc. (REIT)	729	88,238
Brandywine Realty Trust (REIT)	10,153	134,832
Brixmor Property Group, Inc. (REIT)	9,700	224,361
Camden Property Trust (REIT)	5,088	377,937
CBL & Associates Properties, Inc. (REIT)	9,300	150,660
Chimera Investment Corp. (REIT)	12,658	173,541
Columbia Property Trust, Inc. (REIT)	5,900	144,845

Communications Sales & Leasing, Inc. (REIT)	6,742	166,662
Corporate Office Properties Trust (REIT)	5,267	123,985
Corrections Corp. of America (REIT)	6,534	216,145
DDR Corp. (REIT)	17,412	269,190
Digital Realty Trust, Inc. (REIT)	3,200	213,376
Douglas Emmett, Inc. (REIT)	8,149	219,534
Duke Realty Corp. (REIT)	19,802	367,723
Empire State Realty Trust, Inc. (REIT), Class A	3,300	56,298
Equity Commonwealth (REIT)*	7,917	203,229
Equity Residential (REIT)	20,809	1,460,168
Essex Property Trust, Inc. (REIT)	3,680	782,000
Gaming and Leisure Properties, Inc. (REIT)	3,746	137,328
General Growth Properties, Inc. (REIT)	33,059	848,294
HCP, Inc. (REIT)	26,391	962,480
Health Care REIT, Inc. (REIT)	10,770	706,835
Healthcare Trust of America, Inc. (REIT), Class A	6,850	164,057
Home Properties, Inc. (REIT)	3,500	255,675
Hospitality Properties Trust (REIT)	9,191	264,885
Host Hotels & Resorts, Inc. (REIT)	43,490	862,407
Iron Mountain, Inc. (REIT)	7,197	223,107
Kilroy Realty Corp. (REIT)	5,200	349,180
Kimco Realty Corp. (REIT)	24,233	546,212
Liberty Property Trust (REIT)	8,722	281,023
Macerich Co. (REIT)	9,070	676,622
MFA Financial, Inc. (REIT)	22,100	163,319
Mid-America Apartment Communities, Inc. (REIT)	4,200	305,802
National Retail Properties, Inc. (REIT)	7,500	262,575
NorthStar Realty Finance Corp. (REIT)	19,450	309,255
Omega Healthcare Investors, Inc. (REIT)	7,500	257,475
Outfront Media, Inc. (REIT)	7,031	177,462
Paramount Group, Inc. (REIT)	10,000	171,600
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,530	167,633
Plum Creek Timber Co., Inc. (REIT)	5,800	235,306
Post Properties, Inc. (REIT)	2,000	108,740
Prologis, Inc. (REIT)	29,386	1,090,221
Public Storage (REIT)	600	110,622
Rayonier, Inc. (REIT)	6,200	158,410
Realty Income Corp. (REIT)	13,126	582,663
Regency Centers Corp. (REIT)	5,525	325,864
Retail Properties of America, Inc. (REIT), Class A	13,200	183,876
Senior Housing Properties Trust (REIT)	14,179	248,841
SL Green Realty Corp. (REIT)	5,570	612,087
Spirit Realty Capital, Inc. (REIT)	22,700	219,509
Starwood Property Trust, Inc. (REIT)	12,900	278,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Taubman Centers, Inc. (REIT)	2,201	$152,970
Two Harbors Investment Corp. (REIT)	20,600	200,644
UDR, Inc. (REIT)	15,012	480,834
Ventas, Inc. (REIT)	18,536	1,150,900
Vornado Realty Trust (REIT)	10,556	1,002,081
Weingarten Realty Investors (REIT)	7,402	241,971
Weyerhaeuser Co. (REIT)	27,091	853,367
WP Carey, Inc. (REIT)	5,600	330,064
WP GLIMCHER, Inc. (REIT)	10,342	139,927

		26,177,318

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	12,260	270,946
Howard Hughes Corp.*	1,347	193,348
Jones Lang LaSalle, Inc.	700	119,700
Realogy Holdings Corp.*	5,200	242,944

		826,938

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	31,244	308,691
New York Community Bancorp, Inc.	26,495	486,978
TFS Financial Corp.	4,043	68,003

		863,672

Total Financials		173,170,317

Health Care (11.6%)
Biotechnology (0.0%)
Alkermes plc*	1,200	77,208
Alnylam Pharmaceuticals, Inc.*	600	71,922

		149,130

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	83,534	4,099,849
Alere, Inc.*	1,676	88,409
Baxter International, Inc.	11,100	776,223
Boston Scientific Corp.*	69,645	1,232,716
Cooper Cos., Inc.	826	147,003
DENTSPLY International, Inc.	5,800	298,990
Hill-Rom Holdings, Inc.	305	16,571
Medtronic plc	79,903	5,920,812
St. Jude Medical, Inc.	6,900	504,183
Stryker Corp.	9,300	888,801
Teleflex, Inc.	2,372	321,287
Zimmer Biomet Holdings, Inc.	8,959	978,592

		15,273,436

Health Care Providers & Services (1.8%)
Aetna, Inc.	14,797	1,886,026
Anthem, Inc.	11,826	1,941,120
Brookdale Senior Living, Inc.*	8,100	281,070
Cardinal Health, Inc.	1,778	148,730
Catamaran Corp.*	5,100	311,508
Community Health Systems, Inc.*	6,481	408,108
DaVita HealthCare Partners, Inc.*	6,800	540,396
Express Scripts Holding Co.*	6,500	578,110
HCA Holdings, Inc.*	16,600	1,505,952

Health Net, Inc.*	3,641	233,461
Humana, Inc.	632	120,889
Laboratory Corp. of America Holdings*	3,780	458,212
LifePoint Health, Inc.*	2,233	194,159
MEDNAX, Inc.*	2,200	163,042
Omnicare, Inc.	3,623	341,468
Patterson Cos., Inc.	2,200	107,030
Quest Diagnostics, Inc.	8,010	580,885
UnitedHealth Group, Inc.	2,692	328,424
Universal Health Services, Inc., Class B	4,200	596,820
VCA, Inc.*	300	16,321

		10,741,731

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,300	86,184

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	18,700	721,446
Bio-Rad Laboratories, Inc., Class A*	1,110	167,177
Bio-Techne Corp.	1,000	98,470
PerkinElmer, Inc.	5,115	269,254
QIAGEN N.V.*	13,200	327,228
Quintiles Transnational Holdings, Inc.*	200	14,522
Thermo Fisher Scientific, Inc.	14,795	1,919,799
VWR Corp.*	1,300	34,749

		3,552,645

Pharmaceuticals (6.6%)
Allergan plc*	12,100	3,671,866
Endo International plc*	6,400	509,760
Hospira, Inc.*	2,100	186,291
Johnson & Johnson	135,502	13,206,025
Mallinckrodt plc*	4,025	473,823
Merck & Co., Inc.	140,372	7,991,378
Mylan N.V.*	3,600	244,296
Perrigo Co. plc	6,700	1,238,361
Pfizer, Inc.	345,300	11,577,909

		39,099,709

Total Health Care		68,902,835

Industrials (10.0%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	11,303	1,601,522
L-3 Communications Holdings, Inc.	4,580	519,280
Lockheed Martin Corp.	4,300	799,370
Northrop Grumman Corp.	7,577	1,201,940
Orbital ATK, Inc.	3,276	240,327
Precision Castparts Corp.	6,300	1,259,181
Raytheon Co.	17,132	1,639,190
Spirit AeroSystems Holdings, Inc., Class A*	499	27,500
Textron, Inc.	12,039	537,301
Triumph Group, Inc.	2,800	184,772
United Technologies Corp.	45,300	5,025,129

		13,035,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.3%)
FedEx Corp.	10,135	$1,727,004

Airlines (0.1%)
Copa Holdings S.A., Class A	1,800	148,662
JetBlue Airways Corp.*	11,000	228,360

		377,022

Building Products (0.1%)
Armstrong World Industries, Inc.*	800	42,624
Fortune Brands Home & Security, Inc.	5,447	249,581
Owens Corning, Inc.	7,068	291,555

		583,760

Commercial Services & Supplies (0.5%)
ADT Corp.	10,362	347,852
Clean Harbors, Inc.*	900	48,366
KAR Auction Services, Inc.	4,662	174,359
Pitney Bowes, Inc.	5,884	122,446
R.R. Donnelley & Sons Co.	5,553	96,789
Republic Services, Inc.	13,632	533,966
Tyco International plc	2,800	107,744
Waste Connections, Inc.	6,970	328,426
Waste Management, Inc.	23,949	1,110,036

		2,869,984

Construction & Engineering (0.3%)
AECOM*	7,294	241,286
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,500	275,220
Fluor Corp.	8,200	434,682
Jacobs Engineering Group, Inc.*	7,078	287,508
KBR, Inc.	8,182	159,385
Quanta Services, Inc.*	9,264	266,989

		1,665,070

Electrical Equipment (0.5%)
Babcock & Wilcox Co.	4,800	157,440
Eaton Corp. plc	26,174	1,766,483
Emerson Electric Co.	11,700	648,531
Hubbell, Inc., Class B	2,790	302,101
Regal Beloit Corp.	2,752	199,768

		3,074,323

Industrial Conglomerates (3.1%)
Carlisle Cos., Inc.	2,829	283,239
Danaher Corp.	28,000	2,396,520
General Electric Co.	565,054	15,013,485
Roper Technologies, Inc.	3,500	603,610

		18,296,854

Machinery (1.9%)
AGCO Corp.	4,221	239,668
Allison Transmission Holdings, Inc.	4,600	134,596
Caterpillar, Inc.	28,000	2,374,960
Colfax Corp.*	5,600	258,440
Crane Co.	2,741	160,979
Cummins, Inc.	2,600	341,094
Deere & Co.	15,500	1,504,275
Donaldson Co., Inc.	600	21,480

Dover Corp.	9,023	633,234
Flowserve Corp.	4,000	210,640
IDEX Corp.	260	20,431
Ingersoll-Rand plc	13,831	932,486
ITT Corp.	5,000	209,200
Joy Global, Inc.	6,000	217,200
Kennametal, Inc.	4,808	164,049
Lincoln Electric Holdings, Inc.	300	18,267
Manitowoc Co., Inc.	7,600	148,960
Oshkosh Corp.	4,800	203,424
PACCAR, Inc.	1,700	108,477
Parker-Hannifin Corp.	4,266	496,264
Pentair plc	9,736	669,350
SPX Corp.	2,359	170,768
Stanley Black & Decker, Inc.	7,968	838,552
Terex Corp.	6,468	150,381
Timken Co.	4,266	156,008
Trinity Industries, Inc.	8,706	230,099
Valmont Industries, Inc.	1,400	166,418
Xylem, Inc.	10,213	378,596

		11,158,296

Marine (0.0%)
Kirby Corp.*	3,100	237,646

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,300	158,600
IHS, Inc., Class A*	600	77,178
ManpowerGroup, Inc.	4,367	390,323
Nielsen N.V.	6,430	287,871
Towers Watson & Co., Class A	3,220	405,076

		1,319,048

Road & Rail (0.7%)
AMERCO	200	65,382
CSX Corp.	41,100	1,341,915
Genesee & Wyoming, Inc., Class A*	1,700	129,506
Kansas City Southern	6,200	565,440
Norfolk Southern Corp.	17,101	1,493,944
Ryder System, Inc.	3,209	280,370

		3,876,557

Trading Companies & Distributors (0.1%)
Air Lease Corp.	5,300	179,670
GATX Corp.	2,577	136,967
MSC Industrial Direct Co., Inc., Class A	1,900	132,563
NOW, Inc.*	6,112	121,690
WESCO International, Inc.*	2,592	177,915

		748,805

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	3,900	322,257

Total Industrials		59,292,138

Information Technology (10.8%)
Communications Equipment (2.4%)
ARRIS Group, Inc.*	6,400	195,840
Brocade Communications Systems, Inc.	24,608	292,343
Cisco Systems, Inc.	285,200	7,831,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

CommScope Holding Co., Inc.*	3,300	$100,683
EchoStar Corp., Class A*	2,059	100,232
Harris Corp.	5,790	445,309
JDS Uniphase Corp.*	12,900	149,382
Juniper Networks, Inc.	18,000	467,460
QUALCOMM, Inc.	77,500	4,853,825

		14,436,666

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	5,795	323,361
Avnet, Inc.	7,658	314,821
Corning, Inc.	70,567	1,392,287
Dolby Laboratories, Inc., Class A	2,700	107,136
FLIR Systems, Inc.	2,200	67,804
Ingram Micro, Inc., Class A*	8,779	219,738
Jabil Circuit, Inc.	8,818	187,735
Keysight Technologies, Inc.*	1,500	46,785
National Instruments Corp.	4,900	144,354
Trimble Navigation Ltd.*	13,800	323,748

		3,127,769

Internet Software & Services (0.4%)
Yahoo!, Inc.*	52,582	2,065,947
Zillow Group, Inc., Class A*	1,000	86,740

		2,152,687

IT Services (1.2%)
Amdocs Ltd.	9,371	511,563
Automatic Data Processing, Inc.	5,200	417,196
Booz Allen Hamilton Holding Corp.	700	17,668
Computer Sciences Corp.	7,941	521,247
CoreLogic, Inc.*	2,835	112,521
DST Systems, Inc.	300	37,794
Fidelity National Information Services, Inc.	9,052	559,414
International Business Machines Corp.	22,700	3,692,382
Leidos Holdings, Inc.	3,750	151,387
Paychex, Inc.	2,100	98,448
Teradata Corp.*	1,900	70,300
Xerox Corp.	64,200	683,088

		6,873,008

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	11,400	583,680
Analog Devices, Inc.	1,500	96,278
Applied Materials, Inc.	28,200	542,004
Broadcom Corp., Class A	28,700	1,477,763
Cree, Inc.*	6,100	158,783
Cypress Semiconductor Corp.*	18,600	218,736
First Solar, Inc.*	4,100	192,618
Freescale Semiconductor Ltd.*	200	7,994
Intel Corp.	247,411	7,525,006
Lam Research Corp.	2,520	205,002
Marvell Technology Group Ltd.	24,500	323,032
Maxim Integrated Products, Inc.	10,400	359,580
Micron Technology, Inc.*	55,829	1,051,818
NVIDIA Corp.	30,200	607,322
ON Semiconductor Corp.*	1,900	22,211
SunEdison, Inc.*	1,200	35,892
SunPower Corp.*	2,300	65,343

Teradyne, Inc.	11,100	214,119
Xilinx, Inc.	11,200	494,592

		14,181,773

Software (2.5%)
Activision Blizzard, Inc.	28,298	685,095
ANSYS, Inc.*	4,000	364,960
Autodesk, Inc.*	2,900	145,217
CA, Inc.	17,758	520,132
Microsoft Corp.	196,400	8,671,060
Nuance Communications, Inc.*	14,200	248,642
Oracle Corp.	71,100	2,865,330
SS&C Technologies Holdings, Inc.	400	25,000
Symantec Corp.	38,200	888,150
Synopsys, Inc.*	8,086	409,556
Zynga, Inc., Class A*	45,700	130,702

		14,953,844

Technology Hardware, Storage & Peripherals (1.4%)
3D Systems Corp.*	4,000	78,080
EMC Corp.	100,000	2,639,000
Hewlett-Packard Co.	101,900	3,058,019
Lexmark International, Inc., Class A	3,377	149,264
NCR Corp.*	9,500	285,950
NetApp, Inc.	12,200	385,032
SanDisk Corp.	11,700	681,174
Western Digital Corp.	12,648	991,856

		8,268,375

Total Information Technology		63,994,122

Materials (3.0%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	2,100	287,343
Airgas, Inc.	3,000	317,340
Albemarle Corp.	6,325	349,583
Ashland, Inc.	3,417	416,532
Cabot Corp.	3,535	131,820
Celanese Corp.	8,000	575,040
Cytec Industries, Inc.	3,582	216,818
Dow Chemical Co.	56,210	2,876,266
E.I. du Pont de Nemours & Co.	27,300	1,745,835
Eastman Chemical Co.	6,300	515,466
FMC Corp.	2,100	110,355
Huntsman Corp.	3,401	75,060
Mosaic Co.	19,500	913,575
Platform Specialty Products Corp.*	5,700	145,806
Praxair, Inc.	2,700	322,785
Sigma-Aldrich Corp.	4,100	571,335
Westlake Chemical Corp.	2,300	157,757

		9,728,716

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	3,300	466,983
Vulcan Materials Co.	6,482	544,034

		1,011,017

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,799	178,492
Avery Dennison Corp.	381	23,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Bemis Co., Inc.	4,871	$219,244
Crown Holdings, Inc.*	4,400	232,804
Graphic Packaging Holding Co.	7,800	108,654
MeadWestvaco Corp.	9,987	471,287
Owens-Illinois, Inc.*	8,518	195,403
Rock-Tenn Co., Class A	8,500	511,700
Sonoco Products Co.	6,182	264,960

		2,205,762

Metals & Mining (0.8%)
Alcoa, Inc.	67,381	751,298
Allegheny Technologies, Inc.	6,000	181,200
Freeport-McMoRan, Inc.	58,300	1,085,546
Newmont Mining Corp.	28,000	654,080
Nucor Corp.	18,320	807,363
Reliance Steel & Aluminum Co.	4,509	272,704
Royal Gold, Inc.	3,600	221,724
Southern Copper Corp.	4,300	126,463
Steel Dynamics, Inc.	12,101	250,672
Tahoe Resources, Inc.	6,300	76,419
United States Steel Corp.	8,224	169,579

		4,597,048

Paper & Forest Products (0.0%)
Domtar Corp.	3,746	155,085
International Paper Co.	1,175	55,918

		211,003

Total Materials		17,753,546

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	291,262	10,345,626
CenturyLink, Inc.	31,208	916,891
Frontier Communications Corp.	58,433	289,244
Level 3 Communications, Inc.*	14,300	753,181
Verizon Communications, Inc.	16,500	769,065
Zayo Group Holdings, Inc.*	1,300	33,436

		13,107,443

Wireless Telecommunication Services (0.3%)
SBA Communications Corp., Class A*	3,700	425,389
Sprint Corp.*	42,111	192,026
Telephone & Data Systems, Inc.	5,246	154,232
T-Mobile US, Inc.*	15,800	612,566
U.S. Cellular Corp.*	471	17,743

		1,401,956

Total Telecommunication Services		14,509,399

Utilities (5.7%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	27,454	1,454,238
Duke Energy Corp.	38,793	2,739,564
Edison International	18,276	1,015,780
Entergy Corp.	10,069	709,865
Eversource Energy	18,367	834,045
Exelon Corp.	48,253	1,516,109
FirstEnergy Corp.	24,463	796,271
Great Plains Energy, Inc.	8,635	208,622

Hawaiian Electric Industries, Inc.	5,804	172,553
ITC Holdings Corp.	5,500	176,990
NextEra Energy, Inc.	24,884	2,439,379
OGE Energy Corp.	11,584	330,955
Pepco Holdings, Inc.	14,642	394,456
Pinnacle West Capital Corp.	6,551	372,686
PPL Corp.	38,174	1,124,988
Southern Co.	51,396	2,153,492
Westar Energy, Inc.	7,728	264,452
Xcel Energy, Inc.	28,919	930,613

		17,635,058

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	312,324
Atmos Energy Corp.	5,627	288,553
National Fuel Gas Co.	5,044	297,041
Questar Corp.	9,754	203,956
UGI Corp.	10,237	352,665

		1,454,539

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	39,586	524,910
Calpine Corp.*	19,247	346,254
NRG Energy, Inc.	19,594	448,311
TerraForm Power, Inc., Class A*	2,700	102,546

		1,422,021

Multi-Utilities (2.1%)
Alliant Energy Corp.	6,543	377,662
Ameren Corp.	14,225	535,998
CenterPoint Energy, Inc.	24,482	465,892
CMS Energy Corp.	15,370	489,381
Consolidated Edison, Inc.	16,877	976,841
Dominion Resources, Inc.	31,621	2,114,496
DTE Energy Co.	10,201	761,403
MDU Resources Group, Inc.	11,446	223,540
NiSource, Inc.	18,372	837,579
PG&E Corp.	26,809	1,316,322
Public Service Enterprise Group, Inc.	28,358	1,113,902
SCANA Corp.	8,294	420,091
Sempra Energy	13,859	1,371,209
TECO Energy, Inc.	13,413	236,874
Vectren Corp.	5,114	196,787
WEC Energy Group, Inc.	18,487	831,341

		12,269,318

Water Utilities (0.1%)
American Water Works Co., Inc.	10,383	504,925
Aqua America, Inc.	9,871	241,741

		746,666

Total Utilities		33,527,602

Total Common Stocks (98.7%) (Cost $455,444,694)		584,627,879

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills 0.00%, 7/9/15#(p)	$785,000	784,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,916,351	$4,916,351

Total Short-Term Investments (1.0%) (Cost $5,701,350)		5,701,350

Total Investments (99.7%) (Cost $461,146,044)		590,329,229
Other Assets Less Liabilities (0.3%)		1,908,583

Net Assets (100%)		$592,237,812

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,999.
(p)	Yield to maturity.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	3	September-15	$347,766	$344,790	$(2,976)
S&P 500 E-Mini Index	74	September-15	7,729,302	7,601,280	(128,022)
S&P MidCap 400 E-Mini Index	3	September-15	456,232	449,430	(6,802)

					$(137,800)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,655,836	$—	$—	$31,655,836
Consumer Staples	38,799,802	—	—	38,799,802
Energy	83,022,282	—	—	83,022,282
Financials	173,170,317	—	—	173,170,317
Health Care	68,902,835	—	—	68,902,835
Industrials	59,292,138	—	—	59,292,138
Information Technology	63,994,122	—	—	63,994,122
Materials	17,753,546	—	—	17,753,546
Telecommunication Services	14,509,399	—	—	14,509,399
Utilities	33,527,602	—	—	33,527,602
Short-Term Investments	4,916,351	784,999	—	5,701,350

Total Assets	$589,544,230	$784,999	$—	$590,329,229

Liabilities:
Futures	$(137,800)	$—	$—	$(137,800)

Total Liabilities	$(137,800)	$—	$—	$(137,800)

Total	$589,406,430	$784,999	$—	$590,191,429

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(137,800	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$390,903	$390,903

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(300,928)	$(300,928)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $9,277,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,904,857
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,277,555

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,958,195
Aggregate gross unrealized depreciation	(11,717,408)

Net unrealized appreciation	$125,240,787

Federal income tax cost of investments	$465,088,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $461,146,044)	$590,329,229
Cash	1,723,087
Receivable for securities sold	79,576,527
Dividends, interest and other receivables	845,212
Receivable from Separate Accounts for Trust shares sold	96,557
Due from broker for futures variation margin	16,440
Other assets	5,981

Total assets	672,593,033

LIABILITIES
Payable for securities purchased	79,559,655
Payable to Separate Accounts for Trust shares redeemed	399,717
Investment management fees payable	173,924
Distribution fees payable – Class IB	113,612
Administrative fees payable	50,064
Distribution fees payable – Class IA	10,599
Trustees’ fees payable	1,823
Accrued expenses	45,827

Total liabilities	80,355,221

NET ASSETS	$592,237,812

Net assets were comprised of:
Paid in capital	$448,555,438
Accumulated undistributed net investment income (loss)	5,045,642
Accumulated undistributed net realized gain (loss) on investments and futures	9,591,347
Net unrealized appreciation (depreciation) on investments and futures	129,045,385

Net assets	$592,237,812

Class IA
Net asset value, offering and redemption price per share, $50,648,011 / 6,007,495 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.43

Class IB
Net asset value, offering and redemption price per share, $541,490,693 / 64,411,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.41

Class K
Net asset value, offering and redemption price per share, $99,108 / 11,784 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,599 foreign withholding tax)	$7,135,452
Interest	3,616

Total income	7,139,068

EXPENSES
Investment management fees	1,051,263
Distribution fees – Class IB	688,272
Administrative fees	302,860
Distribution fees – Class IA	62,590
Custodian fees	25,290
Professional fees	25,093
Printing and mailing expenses	15,619
Trustees’ fees	6,911
Miscellaneous	5,838

Total expenses	2,183,736

NET INVESTMENT INCOME (LOSS)	4,955,332

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	34,576,189
Futures	390,903

Net realized gain (loss)	34,967,092

Change in unrealized appreciation (depreciation) on:
Investments	(45,033,895)
Futures	(300,928)

Net change in unrealized appreciation (depreciation)	(45,334,823)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,367,731)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,412,399)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,955,332	$8,343,046
Net realized gain (loss) on investments and futures	34,967,092	20,329,034
Net change in unrealized appreciation (depreciation) on investments and futures	(45,334,823)	37,168,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,412,399)	65,840,859

DIVIDENDS:
Dividends from net investment income
Class IA	—	(760,965)
Class IB	—	(8,085,019)
Class K	—	(3)

TOTAL DIVIDENDS:	—	(8,845,987)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 944,397 and 1,920,028 shares, respectively ]	8,023,435	15,480,533
Capital shares issued in reinvestment of dividends [ 0 and 89,606 shares, respectively ]	—	760,965
Capital shares repurchased [ (1,081,552) and (1,390,749) shares, respectively ]	(9,207,223)	(11,167,750)

Total Class IA transactions	(1,183,788)	5,073,748

Class IB
Capital shares sold [ 4,921,389 and 15,010,045 shares, respectively ]	41,573,856	121,569,537
Capital shares issued in reinvestment of dividends [ 0 and 954,745 shares, respectively ]	—	8,085,019
Capital shares repurchased [ (6,061,404) and (11,142,373) shares, respectively ]	(51,441,107)	(89,876,162)

Total Class IB transactions	(9,867,251)	39,778,394

Class K
Capital shares sold [ 11,784 and 0 shares, respectively ]	100,000	—
Capital shares issued in reinvestment of dividends [ 0 and 0# shares, respectively ]	—	3
Capital shares repurchased [ (21) and 0 shares, respectively ]	(183)	—

Total Class K transactions	99,817	3

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,951,222)	44,852,145

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,363,621)	101,847,017
NET ASSETS:
Beginning of period	608,601,433	506,754,416

End of period (a)	$592,237,812	$608,601,433

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,045,642	$90,310

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$8.51	$7.67	$5.91	$5.17	$5.27	$4.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.11	0.11	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.15)	0.85	1.76	0.75	(0.12)	0.60

Total from investment operations	(0.08)	0.97	1.87	0.86	(0.01)	0.70

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.12)	(0.09)	(0.09)

Net asset value, end of period	$8.43	$8.51	$7.67	$5.91	$5.17	$5.27

Total return (b)	(0.94)%	12.59%	31.63%	16.56%	(0.15)%	14.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,648	$52,296	$42,374	$32,126	$30,104	$3,945
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.75%	0.75%	0.50%	0.57%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.74%	0.75%	0.49%	0.56%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.75%	0.75%	0.50%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.51%	1.61%	1.93%	2.06%	2.05%
After waivers and fees paid indirectly (a)(f)	1.65%	1.51%	1.62%	1.93%	2.07%	2.05%
Before waivers and fees paid indirectly (a)(f)	1.65%	1.51%	1.61%	1.93%	2.06%	2.05%
Portfolio turnover rate (z)^	17%	16%	17%	20%	25%	28%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$8.49	$7.65	$5.89	$5.15	$5.25	$4.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.11	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.15)	0.85	1.76	0.75	(0.11)	0.58

Total from investment operations	(0.08)	0.97	1.87	0.86	(0.02)	0.67

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.12)	(0.08)	(0.07)

Net asset value, end of period	$8.41	$8.49	$7.65	$5.89	$5.15	$5.25

Total return (b)	(0.94)%	12.62%	31.73%	16.61%	(0.41)%	14.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$541,491	$556,305	$464,380	$316,187	$301,883	$141,495
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.75%	0.75%	0.75%	0.82	%(c)
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.74%	0.75%	0.74%	0.81%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.75%	0.75%	0.75%	0.82	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.51%	1.61%	1.92%	1.76%	1.77%
After waivers and fees paid indirectly (a)(f)	1.65%	1.51%	1.62%	1.93%	1.76%	1.78%
Before waivers and fees paid indirectly (a)(f)	1.65%	1.51%	1.61%	1.92%	1.76%	1.77%
Portfolio turnover rate (z)^	17%	16%	17%	20%	25%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	May 1, 2015** to June 30, 2015	January 1, 2015 to April 13, 2015‡	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K			2014	2013	2012
Net asset value, beginning of period	$8.49	$8.58	$7.70	$5.91	$5.17	$4.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.05	0.17	0.11	0.12	0.04
Net realized and unrealized gain (loss) on investments and futures	(0.11)	(0.02)	0.86	1.81	0.75	0.42

Total from investment operations	(0.08)	0.03	1.03	1.92	0.87	0.46

Less distributions:
Dividends from net investment income	—	—	(0.15)	(0.13)	(0.13)	(0.08)

Net asset value, end of period	$8.41	$8.61	$8.58	$7.70	$5.91	$5.17

Total return (b)	(0.94)%	0.35%	13.36%	32.47%	16.86%	9.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99	$—	$— #	$— #	$13	$11
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%	0.48%	0.48%	0.46%	0.50%	0.50%
After waivers and fees paid indirectly (a)(f)	0.48%	0.48%	0.48%	0.46%	0.50%	0.49%
Before waivers and fees paid indirectly (a)(f)	0.48%	0.48%	0.48%	0.46%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.31%	2.27%	2.04%	1.70%	2.18%	2.31%
After waivers and fees paid indirectly (a)(f)	2.31%	2.27%	2.04%	1.71%	2.19%	2.32%
Before waivers and fees paid indirectly (a)(f)	2.31%	2.27%	2.04%	1.71%	2.18%	2.31%
Portfolio turnover rate (z)^	17%	17%	16%	17%	20%	25%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Consumer Staples	$ 244,758,177	20.2%
Health Care	198,893,148	16.4
Financials	165,316,332	13.6
Information Technology	163,707,148	13.5
Industrials	150,020,060	12.4
Consumer Discretionary	145,725,266	12.0
Materials	92,899,585	7.6
Energy	29,858,066	2.5
Investment Companies	9,571,870	0.8
Telecommunication Services	9,083,040	0.7
Cash and Other	3,478,096	0.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,055.60	$6.24
Hypothetical (5% average return before expenses)	1,000.00	1,018.72	6.13
Class IB
Actual	1,000.00	1,057.10	6.25
Hypothetical (5% average return before expenses)	1,000.00	1,018.72	6.13
Class K
Actual	1,000.00	1,057.10	4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.96	4.88

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.23%, 1.23% and 0.98%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (0.9%)
Brambles Ltd.	862,536	$7,054,190
Oil Search Ltd.	750,215	4,127,046

		11,181,236

Belgium (1.3%)
KBC Groep N.V.	237,730	15,886,095

Brazil (1.1%)
Ambev S.A. (ADR)	1,176,355	7,175,765
Lojas Renner S.A.	114,516	4,184,175
M Dias Branco S.A.	92,130	2,426,595

		13,786,535

Canada (3.5%)
Canadian National Railway Co.	412,940	23,847,285
Dollarama, Inc.	46,339	2,808,537
Loblaw Cos., Ltd.	186,558	9,422,000
Suncor Energy, Inc.	250,637	6,903,053

		42,980,875

China (1.2%)
Guangzhou Automobile Group Co., Ltd., Class H	7,257,294	6,722,187
Want Want China Holdings Ltd.	7,536,000	7,971,980

		14,694,167

Denmark (3.8%)
Carlsberg A/S, Class B	191,268	17,363,575
Chr Hansen Holding A/S	155,206	7,572,552
Novo Nordisk A/S, Class B	378,109	20,600,807

		45,536,934

France (14.7%)
Air Liquide S.A.	111,914	14,154,852
Danone S.A.	514,670	33,273,493
Dassault Systemes S.A.	141,483	10,287,302
Essilor International S.A.	81,460	9,717,278
Kering	32,789	5,854,254
Legrand S.A.	121,069	6,797,279
L’Oreal S.A.	106,888	19,066,254
LVMH Moet Hennessy Louis Vuitton SE	193,701	33,936,158
Pernod-Ricard S.A.	234,828	27,122,272
Schneider Electric SE	263,263	18,176,378

		178,385,520

Germany (9.0%)
Bayer AG (Registered)	234,071	32,762,781
Brenntag AG	314,326	18,022,427
Fresenius Medical Care AG & Co. KGaA	169,874	14,021,993
Linde AG	114,377	21,664,492
SAP SE	127,010	8,863,978
Symrise AG	219,478	13,621,616

		108,957,287

Hong Kong (2.7%)
AIA Group Ltd.	4,491,769	29,407,961
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	383,838	3,324,037

Dairy Farm International Holdings Ltd. (London Stock Exchange)	23,400	199,602

		32,931,600

India (2.4%)
HDFC Bank Ltd.*	1,088,802	21,155,320
ITC Ltd.	1,496,175	7,404,516

		28,559,836

Ireland (4.8%)
Accenture plc, Class A	319,972	30,966,890
Experian plc	412,353	7,509,273
Paddy Power plc	102,075	8,763,608
Shire plc	140,811	11,272,651

		58,512,422

Israel (1.5%)
NICE-Systems Ltd. (ADR)	292,971	18,630,026

Italy (0.9%)
Prysmian S.p.A.	526,933	11,384,805

Japan (7.3%)
AEON Financial Service Co., Ltd.	402,500	11,181,926
INPEX Corp.	960,300	10,918,474
Japan Tobacco, Inc.	327,800	11,679,306
Nippon Paint Holdings Co., Ltd.	214,000	6,041,345
Obic Co., Ltd.	318,800	14,222,723
SoftBank Corp.	154,200	9,083,040
Sundrug Co., Ltd.	183,400	10,924,427
Terumo Corp.	289,400	6,945,033
Unicharm Corp.	297,500	7,072,568

		88,068,842

Mexico (0.5%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,110,821	6,094,939

Netherlands (0.9%)
Akzo Nobel N.V.	154,581	11,248,281

Panama (0.4%)
Copa Holdings S.A., Class A	56,431	4,660,636

Peru (0.7%)
Credicorp Ltd.	57,586	7,999,847

Russia (0.4%)
Sberbank of Russia (ADR)	814,455	4,251,455

South Korea (2.2%)
LG Chem Ltd.	35,385	8,834,750
NAVER Corp.	8,121	4,615,818
Samsung Electronics Co., Ltd.	11,229	12,764,689

		26,215,257

Spain (0.8%)
Amadeus IT Holding S.A., Class A	257,832	10,277,560

Sweden (1.6%)
Atlas Copco AB, Class A	200,398	5,608,345
Telefonaktiebolaget LM Ericsson, Class B	1,381,709	14,317,364

		19,925,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Switzerland (14.7%)
Julius Baer Group Ltd.*	245,516	$13,773,265
Nestle S.A. (Registered)	553,752	39,978,887
Novartis AG (Registered)	374,608	36,921,896
Roche Holding AG	139,503	39,092,771
Schindler Holding AG	52,137	8,526,389
Sonova Holding AG (Registered)	52,881	7,149,215
UBS Group AG (Registered)*	1,560,434	33,096,322

		178,538,745

Taiwan (3.2%)
MediaTek, Inc.	653,000	8,931,145
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,313,503	29,829,653

		38,760,798

Thailand (0.3%)
Kasikornbank PCL (NVDR)	593,200	3,319,412

United Kingdom (16.4%)
BG Group plc	475,119	7,909,493
Burberry Group plc	637,970	15,747,867
Compass Group plc	1,600,476	26,480,295
Croda International plc	225,752	9,761,697
Diageo plc	664,433	19,219,862
HSBC Holdings plc	2,137,803	19,149,790
Intertek Group plc	302,832	11,657,707
Reckitt Benckiser Group plc	245,077	21,133,038
Rolls-Royce Holdings plc*	1,067,657	14,594,737
Rolls-Royce Holdings plc, Class C (b)*†	148,718,481	233,674
Weir Group plc	448,053	11,946,935

Whitbread plc	237,395	18,448,921
WPP plc	1,016,658	22,779,264

		199,063,280

United States (1.7%)
Mettler-Toledo International, Inc.*	59,769	20,408,723

Total Common Stocks (98.9%) (Cost $917,229,532)		1,200,260,822

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	9,571,870	9,571,870

Total Short-Term Investments (0.8%) (Cost $9,571,870)		9,571,870

Total Investments (99.7%) (Cost $926,801,402)		1,209,832,692
Other Assets Less Liabilities (0.3%)		3,478,096

Net Assets (100%)		$1,213,310,788

*	Non-income producing.
†	Security (totaling $233,674 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,992,712	$138,732,554	$—	$145,725,266
Consumer Staples	19,223,962	225,534,215	—	244,758,177
Energy	6,903,053	22,955,013	—	29,858,066
Financials	14,094,786	151,221,546	—	165,316,332
Health Care	20,408,723	178,484,425	—	198,893,148
Industrials	28,507,921	121,278,465	233,674	150,020,060
Information Technology	79,426,569	84,280,579	—	163,707,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$—	$92,899,585	$—	$92,899,585
Telecommunication Services	—	9,083,040	—	9,083,040
Short-Term Investments	9,571,870	—	—	9,571,870

Total Assets	$185,129,596	$1,024,469,422	$233,674	$1,209,832,692

Total Liabilities	$—	$—	$—	$—

Total	$185,129,596	$1,024,469,422	$233,674	$1,209,832,692

(a)	Securities with a market value of $6,610,769 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$737,001	$737,001

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $736,000 for one month during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$192,892,513
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$213,297,905

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,358,695
Aggregate gross unrealized depreciation	(30,181,133)

Net unrealized appreciation	$276,177,562

Federal income tax cost of investments	$933,655,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $926,801,402)	$1,209,832,692
Cash	139,607
Foreign cash (Cost $1)	1
Dividends, interest and other receivables	4,866,469
Receivable from Separate Accounts for Trust shares sold	261,397
Other assets	12,562

Total assets	1,215,112,728

LIABILITIES
Investment management fees payable	859,353
Payable to Separate Accounts for Trust shares redeemed	684,408
Administrative fees payable	103,046
Distribution fees payable – Class IB	39,355
Distribution fees payable – Class IA	5,302
Trustees’ fees payable	2,335
Accrued expenses	108,141

Total liabilities	1,801,940

NET ASSETS	$1,213,310,788

Net assets were comprised of:
Paid in capital	$917,573,019
Accumulated undistributed net investment income (loss)	12,606,726
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	180,265
Net unrealized appreciation (depreciation) on investments and foreign currency translations	282,950,778

Net assets	$1,213,310,788

Class IA
Net asset value, offering and redemption price per share, $25,238,871 / 3,593,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.02

Class IB
Net asset value, offering and redemption price per share, $187,581,331 / 26,660,481 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.04

Class K
Net asset value, offering and redemption price per share, $1,000,490,586 / 142,290,938 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,978,109 foreign withholding tax)	$15,863,258
Interest	5,335

Total income	15,868,593

EXPENSES
Investment management fees	5,115,156
Administrative fees	613,454
Distribution fees – Class IB	232,041
Custodian fees	115,047
Professional fees	35,628
Printing and mailing expenses	31,425
Distribution fees – Class IA	28,939
Trustees’ fees	13,909
Miscellaneous	10,451

Total expenses	6,196,050

NET INVESTMENT INCOME (LOSS)	9,672,543

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	22,608,887
Foreign currency transactions	(157,693)

Net realized gain (loss)	22,451,194

Change in unrealized appreciation (depreciation) on:
Investments	34,324,487
Foreign currency translations	67,310

Net change in unrealized appreciation (depreciation)	34,391,797

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,842,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,515,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,672,543	$17,328,300
Net realized gain (loss) on investments and foreign currency transactions	22,451,194	26,808,538
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	34,391,797	(103,670,354)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,515,534	(59,533,516)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(203,921)
Class IB	—	(1,745,742)
Class K	—	(12,219,429)

	—	(14,169,092)

Distributions from net realized capital gains
Class IA	—	(850,092)
Class IB	—	(7,305,119)
Class K	—	(40,713,483)

	—	(48,868,694)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,037,786)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 726,817 and 864,017 shares, respectively ]	5,175,522	6,257,952
Capital shares issued in reinvestment of dividends and distributions [ 0 and 155,912 shares, respectively ]	—	1,054,013
Capital shares repurchased [ (234,502) and (414,027) shares, respectively ]	(1,646,280)	(3,002,615)

Total Class IA transactions	3,529,242	4,309,350

Class IB
Capital shares sold [ 1,768,231 and 3,090,517 shares, respectively ]	12,432,689	22,395,380
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,335,859 shares, respectively ]	—	9,050,861
Capital shares repurchased [ (1,545,207) and (2,977,342) shares, respectively ]	(10,896,161)	(21,645,482)

Total Class IB transactions	1,536,528	9,800,759

Class K
Capital shares sold [ 2,639,379 and 7,792,126 shares, respectively ]	18,674,020	55,808,075
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,829,816 shares, respectively ]	—	52,932,912
Capital shares repurchased [ (7,408,721) and (17,245,457) shares, respectively ]	(52,011,521)	(125,102,918)

Total Class K transactions	(33,337,501)	(16,361,931)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,271,731)	(2,251,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,243,803	(124,823,124)
NET ASSETS:
Beginning of period	1,175,066,985	1,299,890,109

End of period (a)	$1,213,310,788	$1,175,066,985

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,606,726	$2,934,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$6.65	$7.38	$6.62	$5.58	$6.49	$5.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.04	0.09	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32	(0.45)	0.85	1.01	(0.78)	0.80

Total from investment operations	0.37	(0.37)	0.89	1.10	(0.68)	0.87

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.06)	(0.06)	(0.07)
Distributions from net realized gains	—	(0.29)	(0.07)	—	(0.17)	—

Total dividends and distributions	—	(0.36)	(0.13)	(0.06)	(0.23)	(0.07)

Net asset value, end of period	$7.02	$6.65	$7.38	$6.62	$5.58	$6.49

Total return (b)	5.56%	(5.09)%	13.64%	19.74%	(10.49)%	15.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,239	$20,631	$18,409	$10,173	$33,658	$464,770
Ratio of expenses to average net assets (a)(f)	1.23%	1.23%	1.24%	1.23%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets (a)(f)	1.41%	1.16%	0.63%	1.43%	1.47%	1.23%
Portfolio turnover rate (z)^	16%	22%	31%	36%	48%	52%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$6.66	$7.39	$6.63	$5.59	$6.50	$5.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.08	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.46)	0.81	1.03	(0.76)	0.79

Total from investment operations	0.38	(0.37)	0.89	1.10	(0.70)	0.85

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.06)	(0.04)	(0.05)
Distributions from net realized gains	—	(0.29)	(0.07)	—	(0.17)	—

Total dividends and distributions	—	(0.36)	(0.13)	(0.06)	(0.21)	(0.05)

Net asset value, end of period	$7.04	$6.66	$7.39	$6.63	$5.59	$6.50

Total return (b)	5.71%	(5.08)%	13.62%	19.71%	(10.70)%	14.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,581	$176,193	$184,658	$561,103	$458,951	$522,003
Ratio of expenses to average net assets (a)(f)	1.23%	1.23%	1.24%	1.23%	1.25%	1.24%
Ratio of net investment income (loss) to average net assets (a)(f)	1.39%	1.18%	1.21%	1.11%	0.93%	1.01%
Portfolio turnover rate (z)^	16%	22%	31%	36%	48%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$6.65	$7.38	$6.62	$5.58	$5.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.07	0.08	—	#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32	(0.45)	0.84	1.04	(0.06)

Total from investment operations	0.38	(0.35)	0.91	1.12	(0.06)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.08)	(0.05)
Distributions from net realized gains	—	(0.29)	(0.07)	—	(0.13)

Total dividends and distributions	—	(0.38)	(0.15)	(0.08)	(0.18)

Net asset value, end of period	$7.03	$6.65	$7.38	$6.62	$5.58

Total return (b)	5.71%	(4.84)%	13.92%	20.05%	(0.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,000,491	$978,242	$1,096,824	$987,023	$635,760
Ratio of expenses to average net assets (a)(f)	0.98%	0.98%	0.99%	0.98%	1.00	%(c)
Ratio of net investment income (loss) to average net assets (a)(f)	1.63%	1.43%	0.97%	1.29%	0.29%
Portfolio turnover rate (z)^	16%	22%	31%	36%	48%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1000

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	23.7%
Information Technology	16.1
Industrials	14.7
Consumer Discretionary	14.0
Health Care	9.0
Materials	7.3
Energy	4.5
Utilities	4.3
Consumer Staples	4.1
Investment Companies	2.2
Telecommunication Services	0.2
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,038.60	$3.62
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.59
Class IB
Actual	1,000.00	1,038.40	3.62
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.59
Class K
Actual	1,000.00	1,040.10	2.36
Hypothetical (5% average return before expenses)	1,000.00	1,022.48	2.34

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1001

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (0.5%)
Dana Holding Corp.	167,800	$3,453,324
Gentex Corp.	303,292	4,980,055

		8,433,379

Automobiles (0.2%)
Thor Industries, Inc.	47,230	2,658,104

Distributors (0.6%)
LKQ Corp.*	310,922	9,403,836

Diversified Consumer Services (1.0%)
Apollo Education Group, Inc.*	98,324	1,266,413
DeVry Education Group, Inc.	59,215	1,775,266
Graham Holdings Co., Class B	4,600	4,945,230
Service Corp. International	207,238	6,099,014
Sotheby’s, Inc.	63,158	2,857,268

		16,943,191

Hotels, Restaurants & Leisure (1.8%)
Brinker International, Inc.	64,635	3,726,208
Buffalo Wild Wings, Inc.*	19,400	3,039,786
Cheesecake Factory, Inc.	47,363	2,582,941
Domino’s Pizza, Inc.	57,154	6,481,264
Dunkin’ Brands Group, Inc.	99,500	5,472,500
International Speedway Corp., Class A	29,381	1,077,401
Panera Bread Co., Class A*	26,060	4,554,506
Wendy’s Co.	280,171	3,160,329

		30,094,935

Household Durables (1.8%)
Jarden Corp.*	183,450	9,493,537
KB Home	93,870	1,558,242
M.D.C. Holdings, Inc.	39,997	1,198,710
NVR, Inc.*	3,934	5,271,560
Tempur Sealy International, Inc.*	63,310	4,172,129
Toll Brothers, Inc.*	165,753	6,330,107
Tupperware Brands Corp.	50,955	3,288,636

		31,312,921

Internet & Catalog Retail (0.1%)
HSN, Inc.	33,126	2,325,114

Leisure Products (1.0%)
Brunswick Corp.	94,870	4,825,088
Polaris Industries, Inc.	63,146	9,352,554
Vista Outdoor, Inc.*	64,902	2,914,100

		17,091,742

Media (1.4%)
AMC Networks, Inc., Class A*	60,365	4,940,875
Cinemark Holdings, Inc.	108,904	4,374,673
DreamWorks Animation SKG, Inc., Class A*	74,936	1,976,812
John Wiley & Sons, Inc., Class A	47,640	2,590,187
Live Nation Entertainment, Inc.*	148,400	4,079,516
Meredith Corp.	37,700	1,966,055

New York Times Co., Class A	135,978	1,856,100
Time, Inc.	111,500	2,565,615

		24,349,833

Multiline Retail (0.3%)
Big Lots, Inc.	54,901	2,469,996
J.C. Penney Co., Inc.*	313,154	2,652,414

		5,122,410

Specialty Retail (4.4%)
Aaron’s, Inc.	66,686	2,414,700
Abercrombie & Fitch Co., Class A	70,600	1,518,606
Advance Auto Parts, Inc.	75,528	12,030,855
American Eagle Outfitters, Inc.	178,409	3,072,203
ANN, Inc.*	47,218	2,280,157
Ascena Retail Group, Inc.*	134,800	2,245,094
Cabela’s, Inc.*	48,486	2,423,330
Chico’s FAS, Inc.	156,773	2,607,135
CST Brands, Inc.	79,087	3,089,138
Dick’s Sporting Goods, Inc.	100,686	5,212,514
Foot Locker, Inc.	145,295	9,736,218
Guess?, Inc.	66,691	1,278,467
Murphy USA, Inc.*	43,800	2,444,916
Office Depot, Inc.*	502,000	4,347,320
Rent-A-Center, Inc.	54,974	1,558,513
Signet Jewelers Ltd.	81,989	10,514,270
Williams-Sonoma, Inc.	87,192	7,173,286

		73,946,722

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	54,230	5,764,649
Deckers Outdoor Corp.*	35,200	2,533,344
Kate Spade & Co.*	130,400	2,808,816
Skechers USA, Inc., Class A*	42,200	4,633,138

		15,739,947

Total Consumer Discretionary		237,422,134

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	9,200	2,134,308

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	39,500	3,781,730
SUPERVALU, Inc.*	210,299	1,701,319
United Natural Foods, Inc.*	51,234	3,262,581

		8,745,630

Food Products (2.2%)
Dean Foods Co.	97,550	1,577,383
Flowers Foods, Inc.	188,546	3,987,748
Hain Celestial Group, Inc.*	106,100	6,987,746
Ingredion, Inc.	73,443	5,861,486
Lancaster Colony Corp.	20,088	1,824,995
Post Holdings, Inc.*	57,108	3,079,834
Tootsie Roll Industries, Inc.	20,903	675,376
TreeHouse Foods, Inc.*	43,400	3,516,702
WhiteWave Foods Co.*	180,895	8,842,148

		36,353,418

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (1.1%)
Church & Dwight Co., Inc.	135,077	$10,958,797
Energizer Holdings, Inc.	64,188	8,443,932

		19,402,729

Personal Products (0.2%)
Avon Products, Inc.	441,400	2,763,164

Total Consumer Staples		69,399,249

Energy (4.5%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.	62,196	1,644,462
Dresser-Rand Group, Inc.*	79,585	6,779,050
Dril-Quip, Inc.*	39,885	3,001,346
Helix Energy Solutions Group, Inc.*	102,154	1,290,205
Nabors Industries Ltd.	296,000	4,271,280
Oceaneering International, Inc.	102,796	4,789,266
Oil States International, Inc.*	52,533	1,955,803
Patterson-UTI Energy, Inc.	148,999	2,803,416
Rowan Cos., plc, Class A	126,900	2,678,859
Superior Energy Services, Inc.	155,916	3,280,473
Tidewater, Inc.	47,612	1,082,221
Unit Corp.*	48,173	1,306,452

		34,882,833

Oil, Gas & Consumable Fuels (2.4%)
California Resources Corp.	317,300	1,916,492
Denbury Resources, Inc.	359,300	2,285,148
Energen Corp.	81,580	5,571,914
Gulfport Energy Corp.*	108,400	4,363,100
HollyFrontier Corp.	202,452	8,642,676
Peabody Energy Corp.	281,700	616,923
QEP Resources, Inc.	167,000	3,091,170
Rosetta Resources, Inc.*	79,360	1,836,390
SM Energy Co.	68,489	3,158,713
Western Refining, Inc.	72,600	3,166,812
World Fuel Services Corp.	73,800	3,538,710
WPX Energy, Inc.*	207,800	2,551,784

		40,739,832

Total Energy		75,622,665

Financials (23.7%)
Banks (5.5%)
Associated Banc-Corp	158,579	3,214,396
BancorpSouth, Inc.	87,589	2,256,293
Bank of Hawaii Corp.	44,478	2,965,793
Bank of the Ozarks, Inc.	71,600	3,275,700
Cathay General Bancorp	75,847	2,461,235
City National Corp./California	49,207	4,447,821
Commerce Bancshares, Inc./Missouri	84,981	3,974,561
Cullen/Frost Bankers, Inc.	56,246	4,419,811
East West Bancorp, Inc.	149,650	6,707,313
First Horizon National Corp.	237,700	3,724,759
First Niagara Financial Group, Inc.	360,474	3,402,874
FirstMerit Corp.	167,923	3,497,836
Fulton Financial Corp.	185,537	2,423,113
Hancock Holding Co.	82,759	2,640,840
International Bancshares Corp.	59,952	1,610,910

PacWest Bancorp	101,400	4,741,464
Prosperity Bancshares, Inc.	61,139	3,530,166
Signature Bank/New York*	52,500	7,685,475
SVB Financial Group*	52,914	7,618,558
Synovus Financial Corp.	139,400	4,296,308
TCF Financial Corp.	175,816	2,920,304
Trustmark Corp.	69,963	1,747,676
Umpqua Holdings Corp.	225,400	4,054,946
Valley National Bancorp	225,500	2,324,905
Webster Financial Corp.	92,772	3,669,132

		93,612,189

Capital Markets (2.1%)
Eaton Vance Corp.	121,675	4,761,143
Federated Investors, Inc., Class B	96,875	3,244,344
Janus Capital Group, Inc.	150,634	2,578,854
Raymond James Financial, Inc.	132,244	7,879,097
SEI Investments Co.	133,580	6,549,427
Stifel Financial Corp.*	70,400	4,064,896
Waddell & Reed Financial, Inc., Class A	85,451	4,042,687
WisdomTree Investments, Inc.	113,600	2,495,224

		35,615,672

Consumer Finance (0.3%)
SLM Corp.*	433,100	4,274,697

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	86,345	4,940,661
MSCI, Inc.	116,163	7,149,833

		12,090,494

Insurance (5.1%)
Alleghany Corp.*	16,637	7,798,760
American Financial Group, Inc./Ohio	75,289	4,896,797
Arthur J. Gallagher & Co.	173,486	8,205,888
Aspen Insurance Holdings Ltd.	63,905	3,061,050
Brown & Brown, Inc.	120,341	3,954,405
CNO Financial Group, Inc.	203,900	3,741,565
Everest Reinsurance Group Ltd.	45,520	8,285,095
First American Financial Corp.	110,255	4,102,589
Hanover Insurance Group, Inc.	45,014	3,332,387
HCC Insurance Holdings, Inc.	98,610	7,577,192
Kemper Corp.	51,695	1,992,842
Mercury General Corp.	37,536	2,088,878
Old Republic International Corp.	244,287	3,818,206
Primerica, Inc.	54,000	2,467,260
Reinsurance Group of America, Inc.	70,067	6,647,256
RenaissanceReinsurance Holdings Ltd.	47,000	4,770,970
StanCorp Financial Group, Inc.	43,282	3,272,552
W. R. Berkley Corp.	102,801	5,338,456

		85,352,148

Real Estate Investment Trusts (REITs) (8.8%)
Alexandria Real Estate Equities, Inc. (REIT)	73,421	6,421,401
American Campus Communities, Inc. (REIT)	114,766	4,325,531

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

BioMed Realty Trust, Inc. (REIT)	211,100	$4,082,674
Camden Property Trust (REIT)	89,811	6,671,161
Communications Sales & Leasing, Inc. (REIT)	122,360	3,024,739
Corporate Office Properties Trust (REIT)	95,102	2,238,701
Corrections Corp. of America (REIT)	119,431	3,950,778
Douglas Emmett, Inc. (REIT)	142,300	3,833,562
Duke Realty Corp. (REIT)	356,838	6,626,482
Equity One, Inc. (REIT)	84,039	1,961,470
Extra Space Storage, Inc. (REIT)	114,764	7,484,908
Federal Realty Investment Trust (REIT)	70,215	8,993,839
Highwoods Properties, Inc. (REIT)	97,566	3,897,762
Home Properties, Inc. (REIT)	59,085	4,316,159
Hospitality Properties Trust (REIT)	153,198	4,415,166
Kilroy Realty Corp. (REIT)	91,090	6,116,694
Lamar Advertising Co. (REIT), Class A	83,811	4,817,456
LaSalle Hotel Properties (REIT)	115,500	4,095,630
Liberty Property Trust (REIT)	152,929	4,927,372
Mack-Cali Realty Corp. (REIT)	85,848	1,582,179
Mid-America Apartment Communities, Inc. (REIT)	77,300	5,628,213
National Retail Properties, Inc. (REIT)	138,840	4,860,788
Omega Healthcare Investors, Inc. (REIT)	166,350	5,710,796
Potlatch Corp. (REIT)	42,048	1,485,135
Rayonier, Inc. (REIT)	129,785	3,316,007
Regency Centers Corp. (REIT)	97,569	5,754,620
Senior Housing Properties Trust (REIT)	241,375	4,236,131
Tanger Factory Outlet Centers, Inc. (REIT)	96,800	3,068,560
Taubman Centers, Inc. (REIT)	65,079	4,522,991
UDR, Inc. (REIT)	267,509	8,568,313
Urban Edge Properties (REIT)	94,400	1,962,576
Weingarten Realty Investors (REIT)	115,357	3,771,020
WP GLIMCHER, Inc. (REIT)	187,989	2,543,491

		149,212,305

Real Estate Management & Development (0.6%)
Alexander & Baldwin, Inc.	46,411	1,828,593
Jones Lang LaSalle, Inc.	46,381	7,931,151

		9,759,744

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	458,906	8,434,692
Washington Federal, Inc.	100,233	2,340,441

		10,775,133

Total Financials		400,692,382

Health Care (9.0%)
Biotechnology (0.5%)
United Therapeutics Corp.*	47,584	8,277,237

Health Care Equipment & Supplies (3.6%)
Align Technology, Inc.*	74,400	4,665,624
Cooper Cos., Inc.	50,200	8,934,094
Halyard Health, Inc.*	47,500	1,923,750
Hill-Rom Holdings, Inc.	58,009	3,151,629
Hologic, Inc.*	252,431	9,607,524
IDEXX Laboratories, Inc.*	96,036	6,159,749
ResMed, Inc.	145,598	8,207,359
Sirona Dental Systems, Inc.*	57,070	5,730,969
STERIS Corp.	60,920	3,925,685
Teleflex, Inc.	42,357	5,737,256
Thoratec Corp.*	55,377	2,468,153

		60,511,792

Health Care Providers & Services (3.3%)
Centene Corp.*	122,800	9,873,120
Community Health Systems, Inc.*	122,002	7,682,466
Health Net, Inc.*	78,593	5,039,383
LifePoint Health, Inc.*	45,339	3,942,226
MEDNAX, Inc.*	97,844	7,251,219
Molina Healthcare, Inc.*	41,400	2,910,420
Omnicare, Inc.	100,000	9,425,000
Owens & Minor, Inc.	64,998	2,209,932
VCA, Inc.*	83,589	4,547,659
WellCare Health Plans, Inc.*	44,908	3,809,546

		56,690,971

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	173,500	2,373,480
HMS Holdings Corp.*	91,800	1,576,206

		3,949,686

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	20,984	3,160,400
Bio-Techne Corp.	37,941	3,736,051
Charles River Laboratories International, Inc.*	48,350	3,400,939
Mettler-Toledo International, Inc.*	28,722	9,807,414

		20,104,804

Pharmaceuticals (0.2%)
Akorn, Inc.*	80,500	3,514,630

Total Health Care		153,049,120

Industrials (14.7%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	109,800	6,028,020
Esterline Technologies Corp.*	31,661	3,018,560
Huntington Ingalls Industries, Inc.	50,300	5,663,277
KLX, Inc.*	54,150	2,389,639
Orbital ATK, Inc.	60,621	4,447,157
Teledyne Technologies, Inc.*	35,800	3,777,258
Triumph Group, Inc.	51,801	3,418,348

		28,742,259

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.8%)
Alaska Air Group, Inc.	133,740	$8,616,868
JetBlue Airways Corp.*	268,256	5,568,995

		14,185,863

Building Products (1.0%)
A.O. Smith Corp.	77,100	5,549,658
Fortune Brands Home & Security, Inc.	164,791	7,550,724
Lennox International, Inc.	42,064	4,529,872

		17,630,254

Commercial Services & Supplies (1.7%)
Clean Harbors, Inc.*	54,616	2,935,064
Copart, Inc.*	116,418	4,130,511
Deluxe Corp.	50,645	3,139,990
Herman Miller, Inc.	60,966	1,763,746
HNI Corp.	44,948	2,299,090
MSA Safety, Inc.	32,277	1,565,757
R.R. Donnelley & Sons Co.	212,521	3,704,241
Rollins, Inc.	99,030	2,825,326
Waste Connections, Inc.	126,572	5,964,073

		28,327,798

Construction & Engineering (0.6%)
AECOM*	159,701	5,282,909
Granite Construction, Inc.	37,593	1,334,928
KBR, Inc.	149,261	2,907,604

		9,525,441

Electrical Equipment (1.0%)
Acuity Brands, Inc.	44,890	8,079,302
Hubbell, Inc., Class B	54,907	5,945,330
Regal Beloit Corp.	45,329	3,290,432

		17,315,064

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	67,534	6,761,504

Machinery (4.4%)
AGCO Corp.	82,298	4,672,880
CLARCOR, Inc.	50,948	3,171,004
Crane Co.	50,110	2,942,960
Donaldson Co., Inc.	130,499	4,671,864
Graco, Inc.	60,375	4,288,436
IDEX Corp.	79,698	6,262,669
ITT Corp.	92,680	3,877,731
Kennametal, Inc.	80,660	2,752,119
Lincoln Electric Holdings, Inc.	79,841	4,861,519
Nordson Corp.	58,383	4,547,452
Oshkosh Corp.	80,021	3,391,290
SPX Corp.	42,009	3,041,032
Terex Corp.	108,152	2,514,534
Timken Co.	76,375	2,793,034
Trinity Industries, Inc.	159,792	4,223,303
Valmont Industries, Inc.	24,437	2,904,826
Wabtec Corp.	99,806	9,405,717
Woodward, Inc.	58,785	3,232,587

		73,554,957

Marine (0.3%)
Kirby Corp.*	56,777	4,352,525

Professional Services (1.2%)
CEB, Inc.	34,388	2,993,819
FTI Consulting, Inc.*	42,157	1,738,555
ManpowerGroup, Inc.	80,816	7,223,334
Towers Watson & Co., Class A	71,123	8,947,273

		20,902,981

Road & Rail (0.9%)
Con-way, Inc.	58,876	2,259,072
Genesee & Wyoming, Inc., Class A*	52,647	4,010,648
Landstar System, Inc.	45,467	3,040,378
Old Dominion Freight Line, Inc.*	69,400	4,761,187
Werner Enterprises, Inc.	45,526	1,195,058

		15,266,343

Trading Companies & Distributors (0.7%)
GATX Corp.	45,516	2,419,175
MSC Industrial Direct Co., Inc., Class A	51,454	3,589,946
NOW, Inc.*	109,200	2,174,172
Watsco, Inc.	28,523	3,529,436

		11,712,729

Total Industrials		248,277,718

Information Technology (16.1%)
Communications Equipment (0.9%)
ARRIS Group, Inc.*	135,100	4,134,060
Ciena Corp.*	119,283	2,824,621
InterDigital, Inc.	37,836	2,152,490
JDS Uniphase Corp.*	236,300	2,736,354
Plantronics, Inc.	44,470	2,504,106
Polycom, Inc.*	139,585	1,596,852

		15,948,483

Electronic Equipment, Instruments & Components (3.6%)
Arrow Electronics, Inc.*	98,155	5,477,049
Avnet, Inc.	139,262	5,725,061
Belden, Inc.	43,500	3,533,505
Cognex Corp.	88,500	4,256,850
FEI Co.	42,500	3,524,525
Ingram Micro, Inc., Class A*	159,979	4,004,274
IPG Photonics Corp.*	36,500	3,108,888
Jabil Circuit, Inc.	197,600	4,206,904
Keysight Technologies, Inc.*	175,300	5,467,607
Knowles Corp.*	88,100	1,594,610
National Instruments Corp.	102,729	3,026,396
Tech Data Corp.*	39,407	2,268,267
Trimble Navigation Ltd.*	268,370	6,295,960
Vishay Intertechnology, Inc.	136,320	1,592,218
Zebra Technologies Corp., Class A*	53,508	5,942,063

		60,024,177

Internet Software & Services (0.3%)
Rackspace Hosting, Inc.*	122,814	4,567,453

IT Services (3.3%)
Acxiom Corp.*	78,671	1,383,036
Broadridge Financial Solutions, Inc.	123,088	6,155,631

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.	100,864	$2,571,023
CoreLogic, Inc.*	92,103	3,655,568
DST Systems, Inc.	29,178	3,675,845
Gartner, Inc.*	84,789	7,273,200
Global Payments, Inc.	68,443	7,080,428
Jack Henry & Associates, Inc.	84,007	5,435,253
Leidos Holdings, Inc.	63,950	2,581,662
MAXIMUS, Inc.	67,400	4,430,202
NeuStar, Inc., Class A*	57,795	1,688,192
Science Applications International Corp.	40,028	2,115,480
VeriFone Systems, Inc.*	116,362	3,951,654
WEX, Inc.*	39,687	4,523,127

		56,520,301

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	631,100	1,514,640
Atmel Corp.	425,673	4,195,007
Cree, Inc.*	114,152	2,971,377
Cypress Semiconductor Corp.*	344,300	4,048,968
Fairchild Semiconductor International, Inc.*	120,624	2,096,445
Integrated Device Technology, Inc.*	152,241	3,303,630
Intersil Corp., Class A	132,942	1,663,104
Silicon Laboratories, Inc.*	41,450	2,238,715
SunEdison, Inc.*	301,064	9,004,824
Teradyne, Inc.	222,700	4,295,883

		35,332,593

Software (5.2%)
ACI Worldwide, Inc.*	118,040	2,900,243
Advent Software, Inc.	46,442	2,053,201
ANSYS, Inc.*	91,723	8,368,807
Cadence Design Systems, Inc.*	300,180	5,901,539
CDK Global, Inc.	164,500	8,879,710
CommVault Systems, Inc.*	43,140	1,829,567
FactSet Research Systems, Inc.	39,820	6,471,148
Fair Isaac Corp.	32,184	2,921,664
Fortinet, Inc.*	145,780	6,025,087
Informatica Corp.*	112,403	5,448,173
Manhattan Associates, Inc.*	76,600	4,569,190
Mentor Graphics Corp.	99,686	2,634,701
PTC, Inc.*	117,547	4,821,778
Rovi Corp.*	92,606	1,477,066
SolarWinds, Inc.*	68,000	3,136,840
Solera Holdings, Inc.	68,884	3,069,471
Synopsys, Inc.*	160,259	8,117,118
Tyler Technologies, Inc.*	34,300	4,437,734
Ultimate Software Group, Inc.*	29,400	4,831,596

		87,894,633

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	107,320	2,094,886
Diebold, Inc.	65,963	2,308,705
Lexmark International, Inc., Class A	62,394	2,757,815
NCR Corp.*	172,430	5,190,143

		12,351,549

Total Information Technology		272,639,189

Materials (7.3%)
Chemicals (3.3%)
Albemarle Corp.	116,045	6,413,807
Ashland, Inc.	65,180	7,945,442
Cabot Corp.	65,445	2,440,444
Chermours Co.*	186,000	2,976,000
Cytec Industries, Inc.	72,624	4,395,931
Minerals Technologies, Inc.	35,389	2,411,052
NewMarket Corp.	10,818	4,802,002
Olin Corp.	79,582	2,144,735
PolyOne Corp.	90,800	3,556,636
RPM International, Inc.	136,232	6,671,281
Scotts Miracle-Gro Co., Class A	45,265	2,680,141
Sensient Technologies Corp.	48,302	3,300,959
Valspar Corp.	76,675	6,273,548

		56,011,978

Construction Materials (0.2%)
Eagle Materials, Inc.	51,454	3,927,484

Containers & Packaging (1.9%)
AptarGroup, Inc.	63,480	4,048,120
Bemis Co., Inc.	99,300	4,469,493
Greif, Inc., Class A	34,890	1,250,807
Packaging Corp. of America	102,429	6,400,788
Rock-Tenn Co., Class A	143,056	8,611,971
Silgan Holdings, Inc.	42,471	2,240,770
Sonoco Products Co.	103,012	4,415,094

		31,437,043

Metals & Mining (1.6%)
Carpenter Technology Corp.	54,296	2,100,169
Commercial Metals Co.	119,563	1,922,573
Compass Minerals International, Inc.	34,469	2,831,284
Reliance Steel & Aluminum Co.	79,331	4,797,939
Royal Gold, Inc.	66,705	4,108,361
Steel Dynamics, Inc.	248,123	5,139,868
TimkenSteel Corp.	37,787	1,019,871
United States Steel Corp.	147,800	3,047,636
Worthington Industries, Inc.	51,310	1,542,378

		26,510,079

Paper & Forest Products (0.3%)
Domtar Corp.	64,930	2,688,102
Louisiana-Pacific Corp.*	146,566	2,496,019

		5,184,121

Total Materials		123,070,705

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	100,985	2,968,959

Total Telecommunication Services		2,968,959

Utilities (4.3%)
Electric Utilities (1.5%)
Cleco Corp.	62,018	3,339,669
Great Plains Energy, Inc.	157,611	3,807,882
Hawaiian Electric Industries, Inc.	111,663	3,319,741

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

IDACORP, Inc.	51,509	$2,891,715
OGE Energy Corp.	203,149	5,803,967
PNM Resources, Inc.	82,015	2,017,569
Westar Energy, Inc.	135,782	4,646,460

		25,827,003

Gas Utilities (1.5%)
Atmos Energy Corp.	103,456	5,305,224
National Fuel Gas Co.	86,070	5,068,662
ONE Gas, Inc.	54,000	2,298,240
Questar Corp.	179,530	3,753,972
UGI Corp.	177,355	6,109,880
WGL Holdings, Inc.	51,120	2,775,305

		25,311,283

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	85,000	1,458,600

Multi-Utilities (0.9%)
Alliant Energy Corp.	116,833	6,743,601
Black Hills Corp.	45,562	1,988,781
MDU Resources Group, Inc.	198,961	3,885,708
Vectren Corp.	84,642	3,257,024

		15,875,114

Water Utilities (0.3%)
Aqua America, Inc.	180,730	4,426,078

Total Utilities		72,898,078

Total Common Stocks (97.9%) (Cost $947,726,419)		1,656,040,199

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.00%, 7/9/15 #(p)	$1,815,000	1,814,998
0.00%, 8/27/15 #(p)	320,000	319,997

Total Government Securities		2,134,995

	Number of Shares	Value (Note 1)
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	37,107,584	37,107,584

Total Short-Term Investments (2.3%) (Cost $39,242,579)		39,242,579

Total Investments (100.2%) (Cost $986,968,998)		1,695,282,778
Other Assets Less Liabilities (-0.2%)		(3,794,492)

Net Assets (100%)		$1,691,488,286

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,134,996.
(p)	Yield to maturity.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	302	September-15	$46,022,406	$45,242,620	$(779,786)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$237,422,134	$—	$—	$237,422,134
Consumer Staples	69,399,249	—	—	69,399,249
Energy	75,622,665	—	—	75,622,665
Financials	400,692,382	—	—	400,692,382
Health Care	153,049,120	—	—	153,049,120
Industrials	248,277,718	—	—	248,277,718
Information Technology	272,639,189	—	—	272,639,189
Materials	123,070,705	—	—	123,070,705
Telecommunication Services	2,968,959	—	—	2,968,959
Utilities	72,898,078	—	—	72,898,078
Short-Term Investments	37,107,584	2,134,995	—	39,242,579

Total Assets	$1,693,147,783	$2,134,995	$—	$1,695,282,778

Liabilities:
Futures	$(779,786)	$—	$—	$(779,786)

Total Liabilities	$(779,786)	$—	$—	$(779,786)

Total	$1,692,367,997	$2,134,995	$—	$1,694,502,992

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(779,786	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$2,851,400	$2,851,400

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(1,491,464)	$(1,491,464)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $41,023,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$193,908,500
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,095,414

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$750,104,992
Aggregate gross unrealized depreciation	(42,539,236)

Net unrealized appreciation	$707,565,756

Federal income tax cost of investments	$987,717,022

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $986,968,998)	$1,695,282,778
Cash	7,010,820
Receivable for securities sold	11,828,898
Dividends, interest and other receivables	1,499,952
Receivable from Separate Accounts for Trust shares sold	359,762
Due from broker for futures variation margin	54,356
Other assets	16,986

Total assets	1,716,053,552

LIABILITIES
Payable for securities purchased	23,155,601
Investment management fees payable	496,020
Payable to Separate Accounts for Trust shares redeemed	330,923
Distribution fees payable – Class IB	329,329
Administrative fees payable	142,780
Distribution fees payable – Class IA	18,750
Trustees’ fees payable	5,204
Accrued expenses	86,659

Total liabilities	24,565,266

NET ASSETS	$1,691,488,286

Net assets were comprised of:
Paid in capital	$1,077,570,674
Accumulated undistributed net investment income (loss)	6,888,008
Accumulated undistributed net realized gain (loss) on investments and futures	(100,504,390)
Net unrealized appreciation (depreciation) on investments and futures	707,533,994

Net assets	$1,691,488,286

Class IA
Net asset value, offering and redemption price per share, $89,868,885 / 6,424,776 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.99

Class IB
Net asset value, offering and redemption price per share, $1,571,748,100 / 113,920,190 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.80

Class K
Net asset value, offering and redemption price per share, $29,871,301 / 2,132,894 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$12,578,453
Interest	17,251

Total income	12,595,704

EXPENSES
Investment management fees	2,928,435
Distribution fees – Class IB	1,952,006
Administrative fees	843,650
Distribution fees – Class IA	104,081
Printing and mailing expenses	43,123
Professional fees	35,381
Custodian fees	21,981
Trustees’ fees	18,969
Miscellaneous	15,636

Total expenses	5,963,262

NET INVESTMENT INCOME (LOSS)	6,632,442

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	99,900,570
Futures	2,851,400

Net realized gain (loss)	102,751,970

Change in unrealized appreciation (depreciation) on:
Investments	(45,925,343)
Futures	(1,491,464)

Net change in unrealized appreciation (depreciation)	(47,416,807)

NET REALIZED AND UNREALIZED GAIN (LOSS)	55,335,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,967,605

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,632,442	$10,330,935
Net realized gain (loss) on investments and futures	102,751,970	135,375,734
Net change in unrealized appreciation (depreciation) on investments and futures	(47,416,807)	(10,431,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,967,605	135,275,451

DIVIDENDS:
Dividends from net investment income
Class IA	—	(607,555)
Class IB	—	(11,774,962)
Class K	—	(275,838)

TOTAL DIVIDENDS:	—	(12,658,355)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,237,712 and 1,416,800 shares, respectively ]	17,393,599	18,168,734
Capital shares issued in reinvestment of dividends [ 0 and 45,338 shares, respectively ]	—	607,555
Capital shares repurchased [ (697,184) and (768,741) shares, respectively ]	(9,550,480)	(9,903,170)

Total Class IA transactions	7,843,119	8,873,119

Class IB
Capital shares sold [ 4,881,358 and 7,454,408 shares, respectively ]	66,927,887	95,001,681
Capital shares issued in reinvestment of dividends [ 0 and 890,858 shares, respectively ]	—	11,774,962
Capital shares repurchased [ (5,106,919) and (16,085,193) shares, respectively ]	(70,289,489)	(202,542,882)

Total Class IB transactions	(3,361,602)	(95,766,239)

Class K
Capital shares sold [ 284,644 and 322,255 shares, respectively ]	3,997,539	4,149,896
Capital shares issued in reinvestment of dividends [ 0 and 20,587 shares, respectively ]	—	275,838
Capital shares repurchased [ (140,417) and (375,869) shares, respectively ]	(1,971,256)	(4,835,692)

Total Class K transactions	2,026,283	(409,958)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,507,800	(87,303,078)

TOTAL INCREASE (DECREASE) IN NET ASSETS	68,475,405	35,314,018
NET ASSETS:
Beginning of period	1,623,012,881	1,587,698,863

End of period (a)	$1,691,488,286	$1,623,012,881

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,888,008	$255,566

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.47	$12.46	$9.47	$8.16	$8.42	$6.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.07	0.06	0.07	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.47	1.03	3.01	1.34	(0.26)	1.69

Total from investment operations	0.52	1.12	3.08	1.40	(0.19)	1.76

Less distributions:
Dividends from net investment income	—	(0.11)	(0.09)	(0.09)	(0.07)	(0.08)

Net asset value, end of period	$13.99	$13.47	$12.46	$9.47	$8.16	$8.42

Total return (b)	3.86%	8.96%	32.53%	17.17%	(2.17)%	26.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,869	$79,281	$64,672	$45,174	$40,464	$87,621
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.73%	0.48%	0.48%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.73%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.79%	0.66%	0.67%	0.67%	0.87%	0.95%
Before fees paid indirectly (a)(f)	0.79%	0.66%	0.66%	0.67%	0.87%	0.95%
Portfolio turnover rate (z)^	11%	14%	15%	8%	14%	11%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.29	$12.29	$9.34	$8.05	$8.31	$6.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.07	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.46	1.02	2.97	1.32	(0.26)	1.67

Total from investment operations	0.51	1.10	3.04	1.38	(0.21)	1.72

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)	(0.09)	(0.05)	(0.06)

Net asset value, end of period	$13.80	$13.29	$12.29	$9.34	$8.05	$8.31

Total return (b)	3.84%	8.99%	32.54%	17.14%	(2.45)%	25.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,571,748	$1,516,938	$1,497,840	$1,162,125	$1,052,505	$1,201,887
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.73%	0.73%	0.72%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.79%	0.65%	0.66%	0.66%	0.65%	0.72%
Before fees paid indirectly (a)(f)	0.79%	0.65%	0.66%	0.66%	0.65%	0.72%
Portfolio turnover rate (z)^	11%	14%	15%	8%	14%	11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$13.47	$12.46	$9.47	$8.16	$7.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.10	0.08	0.03
Net realized and unrealized gain (loss) on investments and futures	0.47	1.03	3.01	1.35	0.60

Total from investment operations	0.54	1.15	3.11	1.43	0.63

Less distributions:
Dividends from net investment income	—	(0.14)	(0.12)	(0.12)	(0.07)

Net asset value, end of period	$14.01	$13.47	$12.46	$9.47	$8.16

Total return (b)	4.01%	9.23%	32.86%	17.47%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,871	$26,794	$25,187	$50,140	$43,319
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.47%	0.47%	0.48%	0.48%	0.48	%(c)
Before fees paid indirectly (a)(f)	0.47%	0.47%	0.48%	0.48%	0.48	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	1.04%	0.90%	0.87%	0.92%	1.21%
Before fees paid indirectly (a)(f)	1.04%	0.90%	0.87%	0.92%	1.21%
Portfolio turnover rate (z)^	11%	14%	15%	8%	14%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Distribution of Assets by Sector as of June 30, 2015	% of Net Assets
Commercial Paper	42.2%
Government Securities	33.8
Certificates of Deposit	13.8
Time Deposits	10.1
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,000.00	$0.58
Hypothetical (5% average return before expenses)	1,000.00	1,024.22	0.59
Class IB
Actual	1,000.00	1,000.00	0.58
Hypothetical (5% average return before expenses)	1,000.00	1,024.22	0.59

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.12% and 0.12%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Certificates of Deposit (13.8%)
Bank of Montreal/Illinois
0.15%, 8/11/15	$45,000,000	$45,000,000
Mizuho Bank Ltd./New York
0.26%, 8/13/15	25,000,000	25,000,000
Norinchukin Bank/New York
0.25%, 7/17/15	45,000,000	45,000,000
Sumitomo Mitsui Trust Bank Ltd./New York
0.25%, 9/3/15	40,000,000	40,000,000

Total Certificates of Deposit		155,000,000

Commercial Paper (42.2%)
Apple, Inc.
0.08%, 7/8/15 (n)(p)	45,000,000	44,999,212
AstraZeneca plc
0.07%, 7/6/15 (n)(p)	40,000,000	39,999,555
General Electric Co.
0.00%, 7/1/15 (p)	50,000,000	50,000,000
HSBC USA, Inc.
0.00%, 7/1/15 (p)	30,000,000	30,000,000
John Deere Financial Ltd.
0.10%, 7/14/15 (n)(p)	40,000,000	39,998,411
Johnson & Johnson
0.09%, 9/14/15 (n)(p)	40,000,000	39,992,500
MetLife Short Term Funding LLC
0.16%, 8/31/15 (n)(p)	40,000,000	39,989,156
Mitsubishi UFJ Trust & Banking Corp./New York
0.26%, 9/9/15 (n)(p)	40,000,000	39,979,778
State Street Corp.
0.20%, 9/16/15 (p)	40,000,000	39,982,889
Sumitomo Mitsui Banking Corp.
0.25%, 8/27/15 (n)(p)	40,000,000	39,984,167
Toyota Motor Credit Corp.
0.13%, 8/4/15 (p)	30,000,000	29,996,317
Walt Disney Co.
0.11%, 9/30/15 (n)(p)	40,000,000	39,988,878

Total Commercial Paper		474,910,863

Government Securities (33.8%)
Federal Home Loan Bank
0.09%, 8/12/15 (o)(p)	50,000,000	49,994,458
Federal Home Loan Mortgage Corp.
0.05%, 9/14/15 (o)(p)	50,000,000	49,994,792
U.S. Treasury Bills
0.01%, 8/13/15 (p)	100,000,000	99,998,208
0.12%, 10/1/15 (p)	100,000,000	99,968,567
0.07%, 11/5/15 (p)	80,000,000	79,980,244

Total Government Securities		379,936,269

Time Deposits (10.1%)
Australia and New Zealand Banking Group Ltd./Cayman Islands
0.06%, 7/1/15	4,000,000	4,000,000
Canadian Imperial Bank of Commerce
0.03%, 7/1/15	55,000,000	55,000,000
Royal Bank of Canada
0.05%, 7/1/15	55,000,000	55,000,000

Total Time Deposits		114,000,000

Total Investments (99.9%) (Amortized Cost $1,123,847,132)		1,123,847,132
Other Assets Less Liabilities (0.1%)		624,020

Net Assets (100%)		$1,124,471,152

Federal Income Tax Cost of Investments		$1,123,847,132

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,123,847,132	$—	$1,123,847,132

Total Assets	$—	$1,123,847,132	$—	$1,123,847,132

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,123,847,132	$—	$1,123,847,132

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,123,847,132)	$1,123,847,132
Cash	1,014,082
Dividends, interest and other receivables	53,521
Other assets	11,290

Total assets	1,124,926,025

LIABILITIES
Administrative fees payable	94,158
Trustees’ fees payable	4,729
Investment management fees payable	641
Accrued expenses	355,345

Total liabilities	454,873

NET ASSETS	$1,124,471,152

Net assets were comprised of:
Paid in capital	$1,124,465,251
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss) on investments	5,901

Net assets	$1,124,471,152

Class IA
Net asset value, offering and redemption price per share, $384,783,161 / 384,583,179 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $739,687,991 / 739,684,010 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$662,165

EXPENSES
Investment management fees	1,937,713
Distribution fees – Class IB	939,500
Administrative fees	572,333
Distribution fees – Class IA	479,528
Custodian fees	36,692
Printing and mailing expenses	30,931
Professional fees	27,988
Trustees’ fees	13,550
Miscellaneous	10,219

Gross expenses	4,048,454
Less: Waiver from investment manager	(1,967,261)
Waiver from distributor	(1,419,028)

Net expenses	662,165

NET INVESTMENT INCOME (LOSS)	—

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$—	$—
Net realized gain (loss) on investments	150	8,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	150	8,120

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(393)
Class IB	—	(865)

	—	(1,258)

Distributions from net realized capital gains
Class IA	—	(787)
Class IB	—	(1,729)

	—	(2,516)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,774)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 163,477,884 and 298,245,407 shares, respectively ]	163,563,257	298,400,210
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,180 shares, respectively ]	—	1,180
Capital shares repurchased [ (163,240,490) and (321,817,827) shares, respectively ]	(163,325,154)	(321,984,978)

Total Class IA transactions	238,103	(23,583,588)

Class IB
Capital shares sold [ 1,676,312,935 and 3,213,609,548 shares, respectively ]	1,676,321,770	3,213,629,445
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,594 shares, respectively ]	—	2,594
Capital shares repurchased [ (1,711,758,400) and (3,349,790,015) shares, respectively ]	(1,711,767,425)	(3,349,810,393)

Total Class IB transactions	(35,445,655)	(136,178,354)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,207,552)	(159,761,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,207,402)	(159,757,596)
NET ASSETS:
Beginning of period	1,159,678,554	1,319,436,150

End of period (a)	$1,124,471,152	$1,159,678,554

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	—	—

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014		2013		2012	2011		2010
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	—		—	#	—	—		—	#
Net realized and unrealized gain (loss) on investments	— #	—	#	—	#	— #	—	#	—	#

Total from investment operations	— #	—	#	—	#	— #	—	#	—	#

Less distributions:
Dividends from net investment income	—	—	#	—		—	—	#	—	#
Distributions from net realized gains	—	—	#	—	#	—	—	#	—

Total dividends and distributions	—	—	#	—	#	—	—	#	—	#

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total return (b)	0.00%	0.00	%‡‡	0.00%		0.00%	0.01%		0.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$384,783	$384,545		$408,127		$424,144	$552,153		$609,865
Ratio of expenses to average net assets:
After waivers (a)	0.12%	0.09%		0.11%		0.12%	0.13%		0.14%
Before waivers (a)	0.71%	0.72%		0.72%		0.72%	0.46%		0.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%		—	%‡‡	—%	—%		0.09%
Before waivers (a)	(0.60)%	(0.62)%		(0.61)%		(0.60)%	(0.33)%		(0.23)%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014		2013		2012	2011		2010
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	—		—	#	—	—		—	#
Net realized and unrealized gain (loss) on investments	— #	—	#	—	#	— #	—	#	—	#

Total from investment operations	— #	—	#	—	#	— #	—	#	—	#

Less distributions:
Dividends from net investment income	—	—	#	—		—	—	#	—	#
Distributions from net realized gains	—	—	#	—	#	—	—	#	—

Total dividends and distributions	—	—	#	—	#	—	—	#	—	#

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total return (b)	0.00%	0.00	%‡‡	0.00%		0.00%	0.01%		0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$739,688	$775,134		$911,309		$936,388	$951,199		$973,940
Ratio of expenses to average net assets:
After waivers (a)	0.12%	0.09%		0.11%		0.12%	0.12%		0.23%
Before waivers (a)	0.71%	0.72%		0.72%		0.72%	0.71%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%		—	%‡‡	—%	—%		—	%‡‡
Before waivers (a)	(0.60)%	(0.62)%		(0.61)%		(0.60)%	(0.59)%		(0.48)%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1020

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	36.6%
Health Care	20.5
Consumer Discretionary	16.9
Industrials	9.3
Financials	6.2
Consumer Staples	5.9
Investment Companies	3.6
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,017.90	$5.35
Hypothetical (5% average return before expenses)	1,000.00	1,019.49	5.35
Class IB
Actual	1,000.00	1,017.60	5.35
Hypothetical (5% average return before expenses)	1,000.00	1,019.49	5.35
Class K
Actual	1,000.00	1,019.50	4.10
Hypothetical (5% average return before expenses)	1,000.00	1,020.73	4.10

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1021

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.9%)
Automobiles (4.7%)
Tesla Motors, Inc.*	179,710	$48,209,004

Hotels, Restaurants & Leisure (5.6%)
Chipotle Mexican Grill, Inc.*	7,497	4,535,610
Dunkin’ Brands Group, Inc.	527,977	29,038,735
Panera Bread Co., Class A*	136,749	23,899,623

		57,473,968

Internet & Catalog Retail (3.1%)
Groupon, Inc.*	847,384	4,262,341
TripAdvisor, Inc.*	67,400	5,873,236
Vipshop Holdings Ltd. (ADR)*	420,095	9,347,114
Zalando SE*§	223,863	7,475,979
zulily, Inc., Class A*	382,872	4,992,651

		31,951,321

Textiles, Apparel & Luxury Goods (3.5%)
lululemon athletica, Inc.*	223,398	14,587,889
Michael Kors Holdings Ltd.*	345,700	14,550,513
Under Armour, Inc., Class A*	77,783	6,490,214

		35,628,616

Total Consumer Discretionary		173,262,909

Consumer Staples (5.9%)
Beverages (1.2%)
Monster Beverage Corp.*	92,608	12,411,324

Food Products (4.7%)
Keurig Green Mountain, Inc.	236,850	18,149,816
Mead Johnson Nutrition Co.	323,974	29,228,934

		47,378,750

Total Consumer Staples		59,790,074

Financials (6.2%)
Diversified Financial Services (6.2%)
McGraw Hill Financial, Inc.	312,228	31,363,303
MSCI, Inc.	527,273	32,453,653

Total Financials		63,816,956

Health Care (20.5%)
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc.*	57,749	6,922,373
Intercept Pharmaceuticals, Inc.*	7,206	1,739,384
Ironwood Pharmaceuticals, Inc.*	496,133	5,983,364
Seattle Genetics, Inc.*	72,820	3,524,488

		18,169,609

Health Care Equipment & Supplies (4.0%)
Intuitive Surgical, Inc.*	84,734	41,053,623

Health Care Technology (2.8%)
athenahealth, Inc.*	248,726	28,499,025

Life Sciences Tools & Services (5.8%)
Illumina, Inc.*	274,533	59,947,026

Pharmaceuticals (6.1%)
Endo International plc*	391,499	31,182,895
Zoetis, Inc.	643,618	31,035,260

		62,218,155

Total Health Care		209,887,438

Industrials (9.3%)
Aerospace & Defense (1.1%)
TransDigm Group, Inc.*	50,266	11,293,262

Air Freight & Logistics (0.5%)
XPO Logistics, Inc.*	109,776	4,959,680

Commercial Services & Supplies (1.1%)
Stericycle, Inc.*	81,945	10,973,255

Electrical Equipment (0.5%)
SolarCity Corp.*	98,379	5,268,195

Machinery (1.0%)
Colfax Corp.*	221,062	10,202,011

Professional Services (5.1%)
IHS, Inc., Class A*	190,819	24,545,048
Verisk Analytics, Inc., Class A*	377,451	27,463,335

		52,008,383

Total Industrials		94,704,786

Information Technology (36.6%)
Communications Equipment (1.2%)
Palo Alto Networks, Inc.*	69,410	12,125,927

Internet Software & Services (15.9%)
Autohome, Inc. (ADR)*	239,396	12,099,074
LendingClub Corp.*	601,833	8,877,037
LinkedIn Corp., Class A*	209,218	43,230,715
MercadoLibre, Inc.	79,627	11,283,146
Pandora Media, Inc.*	507,652	7,888,912
Twitter, Inc.*	1,074,475	38,917,484
Yelp, Inc.*	126,229	5,431,634
Youku Tudou, Inc. (ADR)*	494,871	12,139,186
Zillow Group, Inc., Class A*	259,442	22,503,999

		162,371,187

IT Services (5.0%)
FleetCor Technologies, Inc.*	166,909	26,047,818
Gartner, Inc.*	294,565	25,267,786

		51,315,604

Software (14.1%)
FireEye, Inc.*	558,544	27,318,387
NetSuite, Inc.*	95,253	8,739,463
ServiceNow, Inc.*	361,555	26,867,152
Splunk, Inc.*	526,507	36,655,417
Tableau Software, Inc., Class A*	111,045	12,803,489
Workday, Inc., Class A*	372,114	28,425,788
Zynga, Inc., Class A*	1,319,166	3,772,815

		144,582,511

See Notes to Financial Statements.

1022

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.*	145,779	$2,845,606
Stratasys Ltd.*	50,679	1,770,218

		4,615,824

Total Information Technology		375,011,053

Total Common Stocks (95.4%) (Cost $770,035,046)		976,473,216

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

SHORT-TERM INVESTMENT:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	36,886,467	36,886,467

Total Short-Term Investments (3.6%) (Cost $36,886,467)		36,886,467

Total Investments (99.0%) (Cost $810,435,644)		1,013,359,683
Other Assets Less Liabilities (1.0%)		10,680,784

Net Assets (100%)		$1,024,040,467

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $7,475,979 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$165,786,930	$7,475,979	$—	$173,262,909
Consumer Staples	59,790,074	—	—	59,790,074
Financials	63,816,956	—	—	63,816,956
Health Care	209,887,438	—	—	209,887,438
Industrials	94,704,786	—	—	94,704,786
Information Technology	375,011,053	—	—	375,011,053

See Notes to Financial Statements.

1023

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Preferred Stocks
Consumer Discretionary	$—	$—	$—	(a)	$—
Short-Term Investments	36,886,467	—	—		36,886,467

Total Assets	$1,005,883,704	$7,475,979	$—		$1,013,359,683

Total Liabilities	$—	$—	$—		$—

Total	$1,005,883,704	$7,475,979	$—		$1,013,359,683

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$71,571,363
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,801,768

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$309,620,887
Aggregate gross unrealized depreciation	(106,705,344)

Net unrealized appreciation	$202,915,543

Federal income tax cost of investments	$810,444,140

For the six months ended June 30, 2015, the Portfolio incurred approximately $108 as brokerage commissions with Bank of America Corp. and $2,811 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $810,435,644)	$1,013,359,683
Cash	11,603,108
Foreign cash (Cost $11)	11
Dividends, interest and other receivables	268,027
Receivable from Separate Accounts for Trust shares sold	258,546
Other assets	10,406

Total assets	1,025,499,781

LIABILITIES
Investment management fees payable	601,004
Payable to Separate Accounts for Trust shares redeemed	480,034
Distribution fees payable – Class IB	188,339
Administrative fees payable	86,783
Distribution fees payable – Class IA	17,884
Trustees’ fees payable	2,348
Accrued expenses	82,922

Total liabilities	1,459,314

NET ASSETS	$1,024,040,467

Net assets were comprised of:
Paid in capital	$793,200,998
Accumulated undistributed net investment income (loss)	(4,279,073)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	32,196,419
Net unrealized appreciation (depreciation) on investments and foreign currency translations	202,922,123

Net assets	$1,024,040,467

Class IA
Net asset value, offering and redemption price per share, $85,017,772 / 4,674,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.19

Class IB
Net asset value, offering and redemption price per share, $895,467,018 / 49,846,061 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.96

Class K
Net asset value, offering and redemption price per share, $43,555,677 / 2,377,803 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,277,760
Interest	21,676

Total income	1,299,436

EXPENSES
Investment management fees	3,674,073
Distribution fees – Class IB	1,151,747
Administrative fees	531,482
Distribution fees – Class IA	110,108
Professional fees	29,673
Custodian fees	29,248
Printing and mailing expenses	27,467
Trustees’ fees	12,239
Miscellaneous	12,472

Total expenses	5,578,509

NET INVESTMENT INCOME (LOSS)	(4,279,073)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	21,263,472
Foreign currency transactions	(2,891)

Net realized gain (loss)	21,260,581

Change in unrealized appreciation (depreciation) on:
Investments	2,632,858
Foreign currency translations	12,468

Net change in unrealized appreciation (depreciation)	2,645,326

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,905,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,626,834

See Notes to Financial Statements.

1025

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,279,073)	$(6,305,477)
Net realized gain (loss) on investments and foreign currency transactions	21,260,581	122,620,177
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,645,326	(126,772,543)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,626,834	(10,457,843)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(10,945,222)
Class IB	—	(115,512,351)
Class K	—	(5,400,511)

TOTAL DISTRIBUTIONS	—	(131,858,084)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 235,397 and 866,390 shares, respectively ]	4,373,696	17,525,128
Capital shares issued in reinvestment of distributions [ 0 and 598,864 shares, respectively ]	—	10,945,222
Capital shares repurchased [ (545,538) and (1,143,048) shares, respectively ]	(10,073,219)	(22,831,157)

Total Class IA transactions	(5,699,523)	5,639,193

Class IB
Capital shares sold [ 1,385,165 and 4,742,427 shares, respectively ]	25,279,029	95,287,619
Capital shares issued in reinvestment of distributions [ 0 and 6,398,062 shares, respectively ]	—	115,512,351
Capital shares repurchased [ (3,842,054) and (9,414,739) shares, respectively ]	(70,044,972)	(185,967,178)

Total Class IB transactions	(44,765,943)	24,832,792

Class K
Capital shares sold [ 150,244 and 421,367 shares, respectively ]	2,802,438	8,537,063
Capital shares issued in reinvestment of distributions [ 0 and 293,789 shares, respectively ]	—	5,400,511
Capital shares repurchased [ (212,691) and (586,437) shares, respectively ]	(3,985,195)	(11,755,180)

Total Class K transactions	(1,182,757)	2,182,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,648,223)	32,654,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,021,389)	(109,661,548)
NET ASSETS:
Beginning of period	1,056,061,856	1,165,723,404

End of period (a)	$1,024,040,467	$1,056,061,856

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,279,073)	$—

See Notes to Financial Statements.

1026

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014		2013	2012	2011	2010
Net asset value, beginning of period	$17.87	$20.45		$15.64	$14.69	$17.27	$13.08

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)	(0.12	)##	(0.07)	0.05	(0.04)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40	(0.01)		6.06	1.23	(1.27)	4.21

Total from investment operations	0.32	(0.13)		5.99	1.28	(1.31)	4.26

Less distributions:
Dividends from net investment income	—	—		—	(0.04)	(0.04)	(0.06)
Distributions from net realized gains	—	(2.45)		(1.18)	(0.26)	(1.23)	(0.01)
Return of capital	—	—		—	(0.03)	—	—

Total dividends and distributions	—	(2.45)		(1.18)	(0.33)	(1.27)	(0.07)

Net asset value, end of period	$18.19	$17.87		$20.45	$15.64	$14.69	$17.27

Total return (b)	1.79%	(0.72)%		38.59%	8.76%	(7.46)%	32.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,018	$89,069		$95,333	$76,410	$75,634	$119,147
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07%	1.07%		1.08%	1.09%	0.83%	0.83%
After waivers and fees paid indirectly (a)(f)	1.07%	1.07%		1.07%	1.08%	0.82%	0.81%
Before waivers and fees paid indirectly (a)(f)	1.07%	1.07%		1.08%	1.09%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.82)%	(0.58	)%(aa)	(0.42)%	0.34%	(0.22)%	0.32%
After waivers and fees paid indirectly (a)(f)	(0.82)%	(0.58	)%(aa)	(0.41)%	0.35%	(0.21)%	0.34%
Before waivers and fees paid indirectly (a)(f)	(0.82)%	(0.58	)%(aa)	(0.42)%	0.34%	(0.22)%	0.32%
Portfolio turnover rate (z)^	7%	45%		48%	34%	32%	34%

See Notes to Financial Statements.

1027

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014		2013	2012	2011	2010
Net asset value, beginning of period	$17.65	$20.23		$15.48	$14.54	$17.16	$12.99

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)	(0.11	)##	(0.07)	0.05	(0.08)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.38	(0.02)		6.00	1.22	(1.27)	4.19

Total from investment operations	0.31	(0.13)		5.93	1.27	(1.35)	4.20

Less distributions:
Dividends from net investment income	—	—		—	(0.04)	(0.04)	(0.02)
Distributions from net realized gains	—	(2.45)		(1.18)	(0.26)	(1.23)	(0.01)
Return of capital	—	—		—	(0.03)	—	—

Total dividends and distributions	—	(2.45)		(1.18)	(0.33)	(1.27)	(0.03)

Net asset value, end of period	$17.96	$17.65		$20.23	$15.48	$14.54	$17.16

Total return (b)	1.76%	(0.73)%		38.60%	8.77%	(7.74)%	32.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$895,467	$923,131		$1,022,999	$824,892	$795,511	$823,300
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07%	1.07%		1.08%	1.09%	1.08%	1.08%
After waivers and fees paid indirectly (a)(f)	1.07%	1.07%		1.07%	1.08%	1.07%	1.06%
Before waivers and fees paid indirectly (a)(f)	1.07%	1.07%		1.08%	1.09%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.82)%	(0.58	)%(bb)	(0.41)%	0.34%	(0.46)%	0.06%
After waivers and fees paid indirectly (a)(f)	(0.82)%	(0.58	)%(bb)	(0.40)%	0.35%	(0.45)%	0.09%
Before waivers and fees paid indirectly (a)(f)	(0.82)%	(0.58	)%(bb)	(0.41)%	0.34%	(0.46)%	0.06%
Portfolio turnover rate (z)^	7%	45%		48%	34%	32%	34%

See Notes to Financial Statements.

1028

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
		2014		2013	2012
Net asset value, beginning of period	$17.97	$20.50		$15.64	$14.69	$16.61

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.06	)##	(0.03)	0.10	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40	(0.02)		6.07	1.22	(0.69)

Total from investment operations	0.35	(0.08)		6.04	1.32	(0.69)

Less distributions:
Dividends from net investment income	—	—		—	(0.08)	—
Distributions from net realized gains	—	(2.45)		(1.18)	(0.26)	(1.23)
Return of capital	—	—		—	(0.03)	—

Total dividends and distributions	—	(2.45)		(1.18)	(0.37)	(1.23)

Net asset value, end of period	$18.32	$17.97		$20.50	$15.64	$14.69

Total return (b)	1.95%	(0.47)%		38.91%	9.03%	(4.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,556	$43,862		$47,392	$38,041	$35,646
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.82%		0.83%	0.84%	0.85%
After waivers and fees paid indirectly (a)(f)	0.82%	0.82%		0.82%	0.83%	0.85%
Before waivers and fees paid indirectly (a)(f)	0.82%	0.82%		0.83%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.57)%	(0.32	)%(cc)	(0.16)%	0.61%	0.11%
After waivers and fees paid indirectly (a)(f)	(0.57)%	(0.32	)%(cc)	(0.15)%	0.63%	0.11%
Before waivers and fees paid indirectly (a)(f)	(0.57)%	(0.32	)%(cc)	(0.16)%	0.61%	0.11%
Portfolio turnover rate (z)^	7%	45%		48%	34%	32%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.18), $(0.18), and $(0.13) for Class IA, Class IB, and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.91)% for income after waivers and reimbursements, (0.91)% for income after waivers, reimbursements and fees paid indirectly, and (0.91)% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.90)% for income after waivers and reimbursements, (0.90)% for income after waivers, reimbursements and fees paid indirectly, and (0.90)% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.64)% for income after waivers and reimbursements, (0.64)% for income after waivers, reimbursements and fees paid indirectly, and (0.64)% for income before waivers, reimbursements.

See Notes to Financial Statements.

1029

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	Market Value	% of Net Assets
Financials	$ 44,342,865	23.1%
Information Technology	44,318,291	23.1
Health Care	34,388,829	17.9
Consumer Discretionary	25,171,733	13.1
Industrials	20,807,912	10.9
Consumer Staples	10,218,516	5.3
Investment Companies	4,216,169	2.2
Energy	2,901,751	1.5
Telecommunication Services	2,583,787	1.4
Materials	1,838,822	1.0
Cash and Other	1,053,789	0.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,099.20	$6.51
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,098.50	6.50
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.25% and 1.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (2.3%)
Ambev S.A. (ADR)	77,490	$472,689
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	259,200	977,909
Embraer S.A. (ADR)	47,676	1,444,106
Itau Unibanco Holding S.A. (Preference) (ADR) (q)	133,791	1,465,011

		4,359,715

Cayman Islands (0.1%)
Theravance Biopharma, Inc.*	8,954	116,581

China (1.2%)
JD.com, Inc. (ADR)*	46,542	1,587,082
Qihoo 360 Technology Co., Ltd. (ADR)*	10,080	682,315

		2,269,397

Denmark (0.4%)
FLSmidth & Co. A/S	16,533	795,533

France (6.8%)
Airbus Group SE	60,439	3,921,540
Kering	12,524	2,236,076
LVMH Moet Hennessy Louis Vuitton SE	19,331	3,386,766
Societe Generale S.A.	35,724	1,667,552
Technip S.A.	29,151	1,804,344

		13,016,278

Germany (8.7%)
Allianz SE (Registered)	18,182	2,831,747
Bayer AG (Registered)	20,696	2,896,807
Bayerische Motoren Werke (BMW) AG (Preference) (q)	38,858	3,289,352
Deutsche Bank AG (Registered)	64,290	1,931,606
Linde AG	9,708	1,838,822
SAP SE	44,074	3,075,907
Siemens AG (Registered)	8,932	899,691

		16,763,932

India (3.4%)
DLF Ltd.	1,131,265	2,076,710
ICICI Bank Ltd. (ADR)	278,275	2,899,625
Zee Entertainment Enterprises Ltd.	264,882	1,530,309

		6,506,644

Ireland (0.7%)
Shire plc	16,538	1,323,953

Italy (1.1%)
Brunello Cucinelli S.p.A.	25,718	481,685
Prysmian S.p.A.	33,312	719,732
Tod’s S.p.A.	10,586	1,005,513

		2,206,930

Japan (11.6%)
Dai-ichi Life Insurance Co., Ltd.	137,163	2,697,085
FANUC Corp.	7,082	1,451,294
KDDI Corp.	107,047	2,583,787
Keyence Corp.	5,289	2,854,854
Kyocera Corp.	40,440	2,102,543

Murata Manufacturing Co., Ltd.	26,717	4,662,950
Nidec Corp.	36,864	2,760,621
Nomura Holdings, Inc.	146,900	996,978
Sumitomo Mitsui Financial Group, Inc.	48,144	2,147,470

		22,257,582

Mexico (0.7%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	14,662	1,306,238

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria S.A.	213,587	2,093,529
Inditex S.A.	98,313	3,195,512
Repsol S.A.	60,727	1,066,298

		6,355,339

Sweden (3.4%)
Assa Abloy AB, Class B	144,339	2,717,940
Telefonaktiebolaget LM Ericsson, Class B	364,842	3,780,518

		6,498,458

Switzerland (4.9%)
Credit Suisse Group AG (Registered)*	84,636	2,326,483
Nestle S.A. (Registered)	24,401	1,761,664
Roche Holding AG	6,036	1,691,461
UBS Group AG (Registered)*	176,073	3,734,454

		9,514,062

United Kingdom (4.7%)
Circassia Pharmaceuticals plc*	276,858	1,274,589
Earthport plc*	366,430	218,786
International Game Technology plc (Italian Stock Exchange)*	9,790	173,870
International Game Technology plc (New York Stock Exchange)*	43,669	775,561
Prudential plc	138,198	3,327,726
Unilever plc	74,308	3,187,451

		8,957,983

United States (43.9%)
3M Co.	16,447	2,537,772
ACADIA Pharmaceuticals, Inc.*	32,200	1,348,536
Adobe Systems, Inc.*	41,760	3,382,978
Aetna, Inc.	35,172	4,483,023
Altera Corp.	87,227	4,466,023
Anthem, Inc.	24,045	3,946,746
Biogen, Inc.*	4,930	1,991,424
BioMarin Pharmaceutical, Inc.*	13,640	1,865,679
Bluebird Bio, Inc.*	5,840	983,281
Celldex Therapeutics, Inc.*	70,360	1,774,479
Citigroup, Inc.	70,116	3,873,208
Clovis Oncology, Inc.*	14,280	1,254,926
Colgate-Palmolive Co.	53,363	3,490,474
eBay, Inc.*	69,517	4,187,704
Emerson Electric Co.	24,868	1,378,433
Facebook, Inc., Class A*	33,915	2,908,720
FNF Group	39,088	1,445,865
Gilead Sciences, Inc.	23,705	2,775,381
Goldman Sachs Group, Inc.	14,608	3,050,004

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Google, Inc., Class A*	5,117	$2,763,385
Google, Inc., Class C*	4,989	2,596,824
Intuit, Inc.	33,915	3,417,615
MacroGenics, Inc.*	2,430	92,267
Maxim Integrated Products, Inc.	93,049	3,217,169
McDonald’s Corp.	9,590	911,721
McGraw Hill Financial, Inc.	47,784	4,799,903
Medivation, Inc.*	7,163	818,015
St. Jude Medical, Inc.	17,702	1,293,485
Theravance, Inc.	41,264	745,641
Tiffany & Co.	26,792	2,459,506
United Parcel Service, Inc., Class B	22,508	2,181,250
Vertex Pharmaceuticals, Inc.*	13,678	1,688,960
Walt Disney Co.	35,867	4,093,859
Zimmer Biomet Holdings, Inc.	18,526	2,023,595

		84,247,851

Total Common Stocks (97.2%) (Cost $132,585,300)		186,496,476

PREFERRED STOCK:
India (0.1%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	3,575,691	44,921

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol S.A., expiring 7/3/15* (Cost $—)	60,010	31,109

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,216,169	$4,216,169

Total Short-Term Investments (2.2%) (Cost $4,216,169)		4,216,169

Total Investments (99.5%) (Cost $136,801,469)		190,788,675
Other Assets Less Liabilities (0.5%)		1,053,789

Net Assets (100%)		$191,842,464

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,001,599	$15,125,213	$—	$25,126,812
Consumer Staples	5,269,401	4,949,115	—	10,218,516
Energy	—	2,870,642	—	2,870,642
Financials	18,511,525	25,831,340	—	44,342,865
Health Care	27,202,019	7,186,810	—	34,388,829
Industrials	7,541,561	13,266,351	—	20,807,912
Information Technology	27,622,733	16,695,558	—	44,318,291
Materials	—	1,838,822	—	1,838,822
Telecommunication Services	—	2,583,787	—	2,583,787

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Preferred Stocks
Consumer Discretionary	$—	$44,921	$—	$44,921
Rights
Energy	—	31,109	—	31,109
Short-Term Investments	4,216,169	—	—	4,216,169

Total Assets	$100,365,007	$90,423,668	$—	$190,788,675

Total Liabilities	$—	$—	$—	$—

Total	$100,365,007	$90,423,668	$—	$190,788,675

(a)	A security with a market value of $977,909 transferred from Level 2 to Level 1 at the end of the period due to the security no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,195,436
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,132,722

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,338,509
Aggregate gross unrealized depreciation	(3,958,189)

Net unrealized appreciation	$53,380,320

Federal income tax cost of investments	$137,408,355

For the six months ended June 30, 2015, the Portfolio incurred approximately $564 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $136,801,469)	$190,788,675
Cash	814,000
Dividends, interest and other receivables	424,914
Receivable from Separate Accounts for Trust shares sold	115,456
Receivable for securities sold	8,212
Other assets	1,677

Total assets	192,152,934

LIABILITIES
Foreign currency overdraft payable	4,461
Investment management fees payable	129,175
Payable to Separate Accounts for Trust shares redeemed	83,367
Distribution fees payable – Class IB	26,989
Administrative fees payable	15,911
Distribution fees payable – Class IA	12,493
Payable for securities purchased	9,501
Trustees’ fees payable	166
Accrued expenses	28,407

Total liabilities	310,470

NET ASSETS	$191,842,464

Net assets were comprised of:
Paid in capital	$161,941,036
Accumulated undistributed net investment income (loss)	987,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(25,034,190)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	53,947,959

Net assets	$191,842,464

Class IA
Net asset value, offering and redemption price per share, $60,626,026 / 3,854,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.73

Class IB
Net asset value, offering and redemption price per share, $131,216,438 / 8,344,430 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $192,708 foreign withholding tax)	$1,917,156
Interest	1,716

Total income	1,918,872

EXPENSES
Investment management fees	820,026
Distribution fees – Class IB	151,256
Administrative fees	87,033
Distribution fees – Class IA	64,540
Professional fees	27,944
Custodian fees	27,938
Printing and mailing expenses	4,375
Trustees’ fees	1,903
Miscellaneous	5,953

Gross expenses	1,190,968
Less: Waiver from investment manager	(111,458)

Net expenses	1,079,510

NET INVESTMENT INCOME (LOSS)	839,362

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,411,593
Foreign currency transactions	(6,219)

Net realized gain (loss)	1,405,374

Change in unrealized appreciation (depreciation) on:
Investments	13,350,123
Foreign currency translations	(4,944)

Net change in unrealized appreciation (depreciation)	13,345,179

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,750,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,589,915

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$839,362	$841,785
Net realized gain (loss) on investments and foreign currency transactions	1,405,374	1,577,354
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,345,179	(28,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,589,915	2,390,629

DIVIDENDS:
Dividends from net investment income
Class IA	—	(213,876)
Class IB	—	(547,218)

TOTAL DIVIDENDS:	—	(761,094)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,047,242 and 1,191,004 shares, respectively ]	16,229,446	17,028,937
Capital shares issued in reinvestment of dividends [ 0 and 14,718 shares, respectively ]	—	213,876
Capital shares repurchased [ (233,597) and (506,629) shares, respectively ]	(3,576,539)	(7,226,623)

Total Class IA transactions	12,652,907	10,016,190

Class IB
Capital shares sold [ 897,608 and 1,353,437 shares, respectively ]	13,798,236	19,356,558
Capital shares issued in reinvestment of dividends [ 0 and 37,666 shares, respectively ]	—	547,218
Capital shares repurchased [ (244,119) and (455,261) shares, respectively ]	(3,746,974)	(6,525,102)

Total Class IB transactions	10,051,262	13,378,674

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,704,169	23,394,864

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,294,084	25,024,399
NET ASSETS:
Beginning of period	153,548,380	128,523,981

End of period (a)	$191,842,464	$153,548,380

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$987,659	$148,297

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014		2013	2012	2011		2010
Net asset value, beginning of period	$14.31	$14.13		$11.43	$9.57	$10.56		$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.08	##	0.08	0.09	0.10		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34	0.17		2.92	1.86	(0.99)		1.34

Total from investment operations	1.42	0.25		3.00	1.95	(0.89)		1.42

Less distributions:
Dividends from net investment income	—	(0.07)		(0.30)	(0.09)	(0.10)		(0.08)

Net asset value, end of period	$15.73	$14.31		$14.13	$11.43	$9.57		$10.56

Total return (b)	9.92%	1.78%		26.33%	20.39%	(8.39)%		15.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,626	$43,515		$33,090	$21,522	$12,952		$7,096
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%		1.25%	1.32%	1.10%		1.10%
Before waivers (a)(f)	1.38%	1.43%		1.42%	1.36%	1.11%		1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.01%	0.58	%(aa)	0.59%	0.85%	0.97%		0.79%
Before waivers (a)(f)	0.89%	0.40	%(aa)	0.42%	0.80%	0.96%		0.79%
Portfolio turnover rate (z)^	7%	17%		27%	21%	18%		22%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014		2013	2012	2011		2010
Net asset value, beginning of period	$14.31	$14.13		$11.43	$9.57	$10.56		$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.09	##	0.13	0.09	0.08		0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35	0.16		2.87	1.86	(0.99)		1.33

Total from investment operations	1.42	0.25		3.00	1.95	(0.91)		1.39

Less distributions:
Dividends from net investment income	—	(0.07)		(0.30)	(0.09)	(0.08)		(0.05)

Net asset value, end of period	$15.73	$14.31		$14.13	$11.43	$9.57		$10.56

Total return (b)	9.85%	1.78%		26.33%	20.39%	(8.62)%		15.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,216	$110,034		$95,434	$394,139	$328,920		$284,489
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%		1.25%	1.32%	1.35%		1.35%
Before waivers (a)(f)	1.38%	1.43%		1.37%	1.36%	1.36	%(c)	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95%	0.60	%(bb)	1.00%	0.88%	0.80%		0.59%
Before waivers (a)(f)	0.82%	0.42	%(bb)	0.88%	0.83%	0.80%		0.59%
Portfolio turnover rate (z)^	7%	17%		27%	21%	18%		22%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05 and $0.06 for Class IA and Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.38% for income after waivers and 0.20% before waivers.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.40% for income after waivers and 0.22% before waivers.

See Notes to Financial Statements.

1037

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	119.1%
Asset-Backed and Mortgage-Backed Securities	5.5
Financials	5.2
Health Care	2.6
Consumer Discretionary	1.4
Energy	0.8
Investment Companies	0.5
Telecommunication Services	0.5
Options Purchased	0.0 #
Cash and Other	(35.6)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$993.80	$5.43
Hypothetical (5% average return before expenses)	1,000.00	1,019.35	5.49
Class K
Actual	1,000.00	994.80	4.19
Hypothetical (5% average return before expenses)	1,000.00	1,020.59	4.25

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1038

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.5%)
Asset-Backed Securities (4.8%)
Carlyle Global Market Strategies CLO LLC,
Series 2012-1A AR 1.505%, 4/20/22 (l)§		$250,000	$249,646
CIFC Funding Ltd.,
Series 2012-2A A1R 1.634%, 12/5/24 (l)§		200,000	199,992
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE1 M3 1.162%, 5/25/35 (l)		193,774	183,072
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 1.237%, 9/25/34 (l)		175,891	167,270
Doral CLO II Ltd.,
Series 2012-2A A1R 1.531%, 5/26/23 (l)§		250,000	248,600
Highlander Euro CDO III B.V.,
Series 2007-3X A 0.224%, 5/1/23 (l)(m)	EUR	187,628	204,595
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1 0.345%, 5/25/36 (l)		$50,611	48,525
Series 2006-NC1 A1 0.355%, 4/25/36 (l)		80,831	75,961
Series 2007-CH2 AV1 0.347%, 1/25/37 (l)		73,810	70,355
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1 M5 0.577%, 8/25/36 (l)		200,000	174,108
Option One Mortgage Loan Trust,
Series 2004-3 M2 1.042%, 11/25/34 (l)		52,859	51,043
RAAC Trust,
Series 2007-SP3 A1 1.387%, 9/25/47 (l)		73,418	71,857
RAMP Trust,
Series 2006-RZ4 A2 0.367%, 10/25/36 (l)		193,507	190,450
Structured Asset Securities Corp.,
Series 2007-WF2 A1 1.187%, 8/25/37 (l)		67,063	64,204
Symphony CLO VIII LP,
Series 2012-8AR AR 1.374%, 1/9/23 (l)§		247,507	247,487
Voya CLO Ltd.,
Series 2012-2AR AR 1.575%, 10/15/22 (b)(l)§		100,000	99,858

			2,347,023

Non-Agency CMO (0.7%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6 4A1 2.737%, 4/25/37 (l)§		40,288	40,260
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005-AR6 2A1A 0.478%, 10/19/45 (l)		124,662	104,911
Hercules Eclipse plc,
Series 2006-4 A 0.811%, 10/25/18 (l)(m)	GBP	38,874	59,755
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 2.487%, 4/25/35 (l)		$85,678	$84,366
Lehman Mortgage Trust,
Series 2005-3 4A1 5.387%, 1/25/36 (l)		54,252	50,211
Morgan Stanley Mortgage Loan Trust,
Series 2005-4 5A3 5.500%, 8/25/35		3,722	3,708

			343,211

Total Asset-Backed and Mortgage-Backed Securities			2,690,234

Corporate Bonds (10.5%)
Consumer Discretionary (1.4%)
Media (1.0%)
DISH DBS Corp.
7.125%, 2/1/16		200,000	205,000
Reed Elsevier Investments plc
5.625%, 10/20/16	GBP	100,000	165,431
Univision Communications, Inc.
5.125%, 2/15/25§		$100,000	96,520

			466,951

Specialty Retail (0.4%)
Home Depot, Inc.
2.625%, 6/1/22		200,000	196,007

Total Consumer Discretionary			662,958

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Petrobras Global Finance B.V.
2.643%, 3/17/17 (l)		200,000	194,500
Sabine Pass LNG LP
7.500%, 11/30/16		200,000	210,500

Total Energy			405,000

Financials (5.2%)
Banks (3.8%)
Banca Monte dei Paschi di Siena S.p.A.
3.625%, 4/1/19 (m)	EUR	200,000	224,962
Banco Popular Espanol S.A.
11.500%, 10/10/18 (l)(m)		100,000	124,306
Bank of America Corp.
5.750%, 12/1/17		$100,000	108,952
2.600%, 1/15/19		100,000	101,040
4.100%, 7/24/23		100,000	103,200
Barclays Bank plc
7.625%, 11/21/22		600,000	683,880
Credit Agricole S.A.
8.125%, 9/19/33 (l)(m)		200,000	221,000
JPMorgan Chase & Co.
0.827%, 4/25/18 (l)		200,000	199,003
Lloyds Bank plc
1.750%, 5/14/18		100,000	99,972

			1,866,315

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.
3.500%, 1/23/25		$100,000	$97,129
3.750%, 5/22/25		200,000	196,905

			294,034

Consumer Finance (0.6%)
Ally Financial, Inc.
3.500%, 7/18/16		100,000	100,880
5.500%, 2/15/17		200,000	208,620

			309,500

Real Estate Management & Development (0.2%)
Deutsche Annington Finance B.V.
3.200%, 10/2/17 (b)(m)		100,000	102,162

Total Financials			2,572,011

Health Care (2.6%)
Health Care Equipment & Supplies (1.0%)
Medtronic, Inc.
4.375%, 3/15/35§		100,000	99,356
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		400,000	400,113

			499,469

Pharmaceuticals (1.6%)
AbbVie, Inc.
1.800%, 5/14/18		100,000	99,670
2.500%, 5/14/20		100,000	98,897
Actavis Funding SCS
1.850%, 3/1/17		100,000	100,416
1.368%, 3/12/18 (l)		100,000	100,087
2.350%, 3/12/18		100,000	100,566
3.450%, 3/15/22		100,000	98,928
Baxalta, Inc.
2.875%, 6/23/20§		100,000	99,840
4.000%, 6/23/25§		100,000	98,966

			797,370

Total Health Care			1,296,839

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Altice Financing S.A.
5.250%, 2/15/23§	EUR	200,000	223,770

Total Telecommunication Services			223,770

Total Corporate Bonds			5,160,578

Government Securities (119.1%)
Foreign Governments (61.5%)
Australia Government Bond
1.250% 2/21/22 (m)	AUD	100,000	87,195
3.000% 9/20/25 (m)		200,000	218,282
Autonomous Community of Catalonia
4.750% 6/4/18	EUR	100,000	120,523
Autonomous Community of Valencia
4.375% 7/16/15		100,000	111,079
Brazil Notas do Tesouro Nacional
(Zero Coupon), 1/1/19	BRL	2,300,000	481,786
Canadian Government Bond
4.250% 12/1/21	CAD	152,043	160,313
1.500% 12/1/44	CAD	142,047	142,690
1.250% 12/1/47		307,356	295,079
Denmark Government Bond
0.100% 11/15/23	DKK	3,548,682	558,024
Deutsche Bundesrepublik Inflation Linked Bond
0.750% 4/15/18 (m)(z)	EUR	458,457	532,752
0.100% 4/15/23 (m)(z)		280,468	332,847
France Government Bond OAT
1.000% 7/25/17 (m)(z)		113,778	132,691
0.250% 7/25/18 (m)(z)		4,173,280	4,842,127
3.500% 4/25/20 (m)(z)		10,000	12,856
0.100% 7/25/21 (m)(z)		405,608	476,326
1.100% 7/25/22 (m)		453,804	567,439
0.250% 7/25/24 (m)(z)		1,477,710	1,749,235
0.700% 7/25/30 (m)(z)		201,202	246,732
1.800% 7/25/40 (m)(z)		22,979	35,199
Italy Buoni Poliennali Del Tesoro
2.250% 4/22/17 (m)		612,251	701,448
1.700% 9/15/18		101,320	118,887
2.350% 9/15/19 (m)		99,850	120,657
2.100% 9/15/21 (m)		597,194	721,754
2.350% 9/15/24 (m)		2,558,230	3,143,863
2.550% 9/15/41 (m)		283,111	356,039
Mexican Udibonos
4.500% 12/4/25	MXN	10,317,905	749,452
4.500% 11/22/35		1,583,310	116,531
4.000% 11/8/46		3,652,169	252,209
New Zealand Government Bond
3.000% 4/15/20 (m)	NZD	100,000	67,488
2.000% 9/20/25 (m)		600,000	410,335
2.500% 9/20/35 (b)(m)		100,000	69,948
Republic of Greece
5.250% 2/1/16	JPY	10,500,000	50,615
Republic of Sweden
0.250% 6/1/22	SEK	754,616	97,860
Spain Government Bond
3.800% 4/30/24 (m)	EUR	200,000	251,758
United Kingdom Gilt
0.125% 3/22/24 (m)(z)	GBP	2,941,442	5,000,031
1.250% 11/22/32 (m)(z)		850,743	1,831,867
0.625% 11/22/42 (m)(z)		18,240	40,258
0.125% 3/22/44 (m)(z)		625,578	1,233,421
0.250% 3/22/52 (m)(z)		426,944	947,348
0.125% 3/22/58 (m)(z)		983,389	2,238,212
0.375% 3/22/62 (m)(z)		38,343	100,610
0.125% 3/22/68 (m)(z)		144,852	371,346
United Mexican States
4.000% 11/15/40	MXN	465,493	31,859

			30,126,971

U.S. Treasuries (57.6%)
U.S. Treasury Bonds
0.125% 4/15/20		$707,231	713,128
2.375% 1/15/25 TIPS		790,770	930,112
2.000% 1/15/26 TIPS		1,287,436	1,476,867
1.750% 1/15/28 TIPS		1,682,761	1,903,338
3.875% 4/15/29 TIPS		287,846	407,639
2.125% 2/15/41 TIPS		291,711	360,786
0.750% 2/15/42 TIPS		104,708	95,925
1.375% 2/15/44 TIPS		1,898,405	2,018,636
0.750% 2/15/45 TIPS		1,105,225	1,005,018
3.000% 5/15/45		310,000	303,364

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.875% 7/15/15 TIPS	$364,917	$365,783
2.000% 1/15/16 TIPS	715,242	725,482
0.125% 4/15/16 TIPS	1,715,024	1,722,259
2.500% 7/15/16 TIPS	480,340	498,124
0.125% 4/15/17 TIPS	281,256	284,858
2.625% 7/15/17 TIPS	570,790	612,093
0.125% 4/15/18 TIPS	1,740,001	1,766,072
0.125% 4/15/19 TIPS	5,856,434	5,929,424
1.125% 1/15/21 TIPS	32,447	34,319
0.625% 7/15/21 TIPS	1,154,736	1,191,981
2.125% 9/30/21	100,000	101,000
0.125% 1/15/22 TIPS	73,175	72,519
0.125% 7/15/22 TIPS	720,202	714,777
0.125% 1/15/23 TIPS	1,347,914	1,324,442
0.375% 7/15/23 TIPS	915,012	917,980
0.625% 1/15/24 TIPS	608,406	618,724
0.125% 7/15/24 TIPS	1,096,073	1,069,371
0.250% 1/15/25 TIPS	1,098,812	1,077,909

		28,241,930

Total Government Securities		58,368,901

Total Long-Term Debt Securities (135.1%) (Cost $66,325,488)		66,219,713

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.5%)
Banco Bilbao Vizcaya Argentaria/New York
1.03%, 10/23/15 (p)	250,000	250,010

Government Securities (8.0%)
Federal Home Loan Bank
0.09%, 8/12/15 (o)(p)	1,600,000	1,599,962
0.03%, 9/18/15 (o)(p)	2,300,000	2,299,846

Total Government Securities		3,899,808

	Number of Shares	Value (Note 1)
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	248,043	248,043

Total Short-Term Investments (9.0%)
(Cost $4,397,522)		4,397,861

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Euro-Bund
August 2015 @ $154.50*	3	2,910

Put Option Purchased (0.0%)
Eurodollar
December 2015 @ $99.38*	10	1,375

Total Options Purchased (0.0%) (Cost $4,847)		4,285

Total Investments Before Options Written (144.1%) (Cost $70,727,857)		70,621,859

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
August 2015 @ $127.00*	(3)	$(2,531)
Euro-Bund
August 2015 @ $157.50*	(3)	(970)

		(3,501)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
August 2015 @ $124.00*	(3)	(1,219)
Euro-Bund
August 2015 @ $147.00*	(3)	(1,271)

		(2,490)

Total Options Written (0.0%)
(Premiums Received $7,616)		(5,991)

Total Investments after Options Written (144.1%) (Cost $70,720,241)		70,615,868
Other Assets Less Liabilities (-44.1%)		(21,597,697)

Net Assets (100%)		$49,018,171

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $1,704,295 or 3.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $27,776,844 or 56.7% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.6%
Brazil	1.0
Canada	1.2
Cayman Islands	2.1
Denmark	1.1
France	16.9
Germany	1.8
Greece	0.1
Italy	11.0
Luxembourg	1.3
Mexico	2.4%
Netherlands	1.0
New Zealand	1.1
Spain	1.8
Sweden	0.2
United Kingdom	26.1
United States	74.4
Cash and Other	(44.1)

100.0%

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Euro-BTP	2	September-15	$291,280	$290,329	$(951)

Sales
10 Year U.S. Treasury Notes	20	September-15	$2,545,799	$2,523,437	$22,362
5 Year U.S. Treasury Notes	12	September-15	1,432,861	1,431,094	1,767
90 Day Eurodollar	55	December-15	13,664,527	13,676,438	(11,911)
90 Day Eurodollar	33	March-16	8,165,512	8,190,600	(25,088)
90 Day Eurodollar	29	June-16	7,166,857	7,182,937	(16,080)
90 Day Eurodollar	27	September-16	6,653,402	6,672,375	(18,973)
90 Day Eurodollar	20	December-16	4,922,791	4,931,500	(8,709)
90 Day Eurodollar	21	March-17	5,163,688	5,168,362	(4,674)
Euro-Bund	9	September-15	1,506,194	1,525,115	(18,921)
U.S. Long Bond	2	September-15	301,824	301,687	137
U.S. Ultra Bond	5	September-15	780,777	770,313	10,464

					$(69,626)

					$(70,577)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	100	$32,174	$32,641	$(467)
Brazilian Real vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	100	32,144	32,306	(162)
British Pound vs. U.S. Dollar, expiring 7/2/15	Bank of America	7,389	11,609,376	11,691,493	(82,117)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	35	39,020	38,920	100
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	21	23,412	23,745	(333)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	245	273,138	277,113	(3,975)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	225	250,841	255,506	(4,665)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	8,007	8,926,075	9,094,861	(168,786)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	21	23,412	23,580	(168)

					$(260,573)

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	469	$357,551	$361,857	$(4,306)
Brazilian Real vs. U.S. Dollar, expiring 7/2/15	Bank of America	200	65,000	64,318	682
Brazilian Real vs. U.S. Dollar, expiring 8/4/15	Credit Suisse	100	31,945	31,750	195
Brazilian Real vs. U.S. Dollar, expiring 1/5/16	Bank of America	1,487	446,344	448,051	(1,707)
British Pound vs. U.S. Dollar, expiring 7/2/15	Bank of America	7,857	12,072,897	12,344,720	(271,823)
British Pound vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	1	2,109	2,162	(53)
British Pound vs. U.S. Dollar, expiring 8/4/15	Credit Suisse	469	737,716	737,331	385
Canadian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	326	261,015	261,009	6
Canadian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	359	286,661	287,430	(769)
Danish Krone vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	3,480	533,890	520,662	13,228
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	119	129,587	132,667	(3,080)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	14	15,718	15,608	110
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	14,373	15,716,531	16,023,739	(307,208)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	370	402,992	412,494	(9,502)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	683	765,203	761,790	3,413
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	6,322	7,058,991	7,051,828	7,163
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	489	547,506	545,411	2,095
Japanese Yen vs. U.S. Dollar, expiring 7/2/15	Bank of America	28,000	226,451	228,786	(2,335)
Korean Won vs. U.S. Dollar, expiring 7/24/15	Bank of America	10,097	9,000	9,047	(47)
Korean Won vs. U.S. Dollar, expiring 7/24/15	Credit Suisse	119,882	110,759	107,418	3,341
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	171	11,135	10,863	272
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	1,048	68,703	66,654	2,049
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	6,367	409,722	404,946	4,776
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	1,208	79,217	76,830	2,387
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	557	36,347	35,426	921
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Credit Suisse	5,735	373,186	364,730	8,456
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Credit Suisse	673	43,569	42,803	766
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Credit Suisse	2,670	172,404	169,814	2,590
New Zealand Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	781	557,233	529,245	27,988
Swedish Krona vs. U.S. Dollar, expiring 8/12/15	Bank of America	755	90,561	91,154	(593)

					$(520,600)

					$(781,173)

Options Written:

Options written for the six months ended June 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2015	9	$5,348
Options Written	90	34,069
Options Terminated in Closing Purchase Transactions	(87)	(31,801)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2015	12	$7,616

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$2,347,023	$—	$2,347,023
Non-Agency CMO	—	343,211	—	343,211
Corporate Bonds
Consumer Discretionary	—	662,958	—	662,958
Energy	—	405,000	—	405,000
Financials	—	2,572,011	—	2,572,011
Health Care	—	1,296,839	—	1,296,839
Telecommunication Services	—	223,770	—	223,770
Forward Currency Contracts	—	80,923	—	80,923
Futures	34,730	—	—	34,730
Government Securities
Foreign Governments	—	30,126,971	—	30,126,971
U.S. Treasuries	—	28,241,930	—	28,241,930
Options Purchased
Call Options Purchased	2,910	—	—	2,910
Put Options Purchased	1,375	—	—	1,375
Short-Term Investments	248,043	4,149,818	—	4,397,861

Total Assets	$287,058	$70,450,454	$—	$70,737,512

Liabilities:
Forward Currency Contracts	$—	$(862,096)	$—	$(862,096)
Futures	(105,307)	—	—	(105,307)
Options Written
Call Options Written	(3,501)	—	—	(3,501)
Put Options Written	(2,490)	—	—	(2,490)

Total Liabilities	$(111,298)	$(862,096)	$—	$(973,394)

Total	$175,760	$69,588,358	$—	$69,764,118

There were no transfers between Levels 1, 2 and 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$34,730	*
Foreign exchange contracts	Receivables	80,923

Total		$115,653

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(105,307	)*
Foreign exchange contracts	Payables	(862,096)

Total		$(967,403)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(25,768)	$(95,908)	$—	$(121,676)
Foreign exchange contracts	—	—	1,643,753	1,643,753

Total	$(25,768)	$(95,908)	$1,643,753	$1,522,077

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,621	$910	$—	$2,531
Foreign exchange contracts	—	—	(1,306,095)	(1,306,095)

Total	$1,621	$910	$(1,306,095)	$(1,303,564)

^ This Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $52,606,000, options with an average notional balance of approximately $10,000 for five months and futures contracts with an average notional balance of approximately $29,025,000, during the six months ended June 30, 2015.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$51,962	$(51,962)	$—	$—
Credit Suisse	28,961	(28,961)	—	—

Total	$80,923	$(80,923)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$544,704	$(51,962)	$—	$492,742
Credit Suisse	317,392	(28,961)	—	288,431

Total	$862,096	$(80,923)	$—	$781,173

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	$(132,492)	$(132,406)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(4,838,323)	(4,837,417)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(12,851)	(12,826)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(564,782)	(564,404)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(35,093)	(35,062)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(531,924)	(531,665)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(330,454)	(330,423)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(39,773)	(39,781)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(1,816,833)	(1,816,484)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(96,684)	(96,719)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(1,216,631)	(1,217,210)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(924,590)	(924,969)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(5,000,247)	(5,002,569)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(474,357)	(474,313)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(1,737,035)	(1,736,713)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(352,955)	(353,129)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(245,089)	(244,980)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(2,157,392)	(2,158,439)

					$(20,509,509)

(2)	The average amount of borrowings while outstanding for the six months ended June 30, 2015 was approximately $14,377,059 at a weighted average interest rate of 0.29%.
(3)	Payable for sale-buyback transactions includes $2,004 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2015:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
BNP Paribas S.A.	$(20,509,509)	20,691,297	$181,788

(4)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Sale-Buybacks Accounted for as Secured Borrowings

	June 30, 2015 Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$—	$—	$—
U.S. Treasury Notes	—	—	—	—	—
Foreign Governments	—	20,509,509	—	—	20,509,509

Total Borrowings	$—	$20,509,509	$—	$—	$20,509,509

Gross amount of recognized liabilities for sale-buybacks					$20,509,509

Note: Disaggregation reflects the securities purchased with the sale-buyback collateral.

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,238,308
Long-term U.S. government debt securities	12,150,363

$30,388,671

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,211,170
Long-term U.S. government debt securities	5,292,496

$9,503,666

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,088,172
Aggregate gross unrealized depreciation	(1,545,093)

Net unrealized depreciation	$(456,921)

Federal income tax cost of investments	$71,078,780

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $70,727,857)	$70,621,859
Cash	66,000
Foreign cash (Cost $37,737)	37,391
Cash held as collateral at broker	122,000
Receivable for securities sold	344,524
Receivable from Separate Accounts for Trust shares sold	208,127
Dividends, interest and other receivables	189,540
Due from broker for futures variation margin	158,809
Unrealized appreciation on forward foreign currency contracts	80,923
Other assets	455

Total assets	71,829,628

LIABILITIES
Payable for sale-buyback financing transactions	20,509,509
Payable for securities purchased	1,358,521
Unrealized depreciation on forward foreign currency contracts	862,096
Investment management fees payable	14,156
Payable to Separate Accounts for Trust shares redeemed	12,785
Options written, at value (Premiums received $7,616)	5,991
Distribution fees payable – Class IB	4,474
Administrative fees payable	3,841
Trustees’ fees payable	127
Accrued expenses	39,957

Total liabilities	22,811,457

NET ASSETS	$49,018,171

Net assets were comprised of:
Paid in capital	$50,005,076
Accumulated undistributed net investment income (loss)	(308,289)
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	63,722
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(742,338)

Net assets	$49,018,171

Class IB
Net asset value, offering and redemption price per share, $22,380,429 / 2,329,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.61

Class K
Net asset value, offering and redemption price per share, $26,637,742 / 2,769,209 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$226,708
Dividends	39

Total income	226,747

EXPENSES
Investment management fees	126,569
Professional fees	28,515
Distribution fees – Class IB	23,045
Custodian fees	22,811
Administrative fees	21,269
Interest expense	20,557
Printing and mailing expenses	1,057
Trustees’ fees	448
Miscellaneous	3,982

Gross expenses	248,253
Less: Waiver from investment manager	(46,457)

Net expenses	201,796

NET INVESTMENT INCOME (LOSS)	24,951

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(1,374,805)
Futures	(95,908)
Foreign currency transactions	1,988,122
Options written	(25,768)

Net realized gain (loss)	491,641

Change in unrealized appreciation (depreciation) on:
Investments	161,882
Futures	910
Foreign currency translations	(1,087,124)
Options written	1,621

Net change in unrealized appreciation (depreciation)	(922,711)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(431,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(406,119)

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,951	$230,045
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	491,641	1,044,637
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(922,711)	608,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(406,119)	1,883,609

DIVIDENDS:
Dividends from net investment income
Class IB	—	(617,437)
Class K	—	(934,606)

TOTAL DIVIDENDS :	—	(1,552,043)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,049,178 and 1,215,594 shares, respectively ]	10,264,021	12,025,474
Capital shares issued in reinvestment of dividends [ 0 and 64,231 shares, respectively ]	—	617,437
Capital shares repurchased [ (162,270) and (242,051) shares, respectively ]	(1,583,690)	(2,401,637)

Total Class IB transactions	8,680,331	10,241,274

Class K
Capital shares sold [ 1,001,373 and 555,167 shares, respectively ]	9,749,647	5,489,660
Capital shares issued in reinvestment of dividends [ 0 and 97,231 shares, respectively ]	—	934,606
Capital shares repurchased [ (233,258) and (305,122) shares, respectively ]	(2,304,790)	(3,047,530)

Total Class K transactions	7,444,857	3,376,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,125,188	13,618,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,719,069	13,949,576
NET ASSETS:
Beginning of period	33,299,102	19,349,526

End of period (a)	$49,018,171	$33,299,102

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(308,289)	$(333,240)

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.06	—	#
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	(0.08)		0.68	(0.59)

Total from investment operations	(0.06)		0.74	(0.59)

Less distributions:
Dividends from net investment income	—		(0.47)	(0.01)

Net asset value, end of period	$9.61		$9.67	$9.40

Total return (b)	(0.62)%		7.86%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,380		$13,949	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10	%***	1.05%**	1.00%
Before waivers and reimbursements (a)(f)	1.32	%***	1.46%**	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.49%		0.65%	—	%(l)‡‡
Before waivers and reimbursements (a)(f)	0.27%		0.24%	(0.97	)%(l)
Portfolio turnover rate (z)^	18%		92%	555%

Class K	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.10	0.05
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	(0.04)		0.66	(0.62)

Total from investment operations	(0.05)		0.76	(0.57)

Less distributions:
Dividends from net investment income	—		(0.49)	(0.03)

Net asset value, end of period	$9.62		$9.67	$9.40

Total return (b)	(0.52)%		8.14%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,638		$19,350	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%***	0.80%**	0.75%
Before waivers and reimbursements (a)(f)	1.07	%***	1.18%**	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.17)%		1.00%	0.59	%(l)
Before waivers and reimbursements (a)(f)	(0.39)%		0.62%	(0.37	)%(l)
Portfolio turnover rate (z)^	18%		92%	555%

*	Commencement of Operations.
**	Includes Interest Expense of 0.05%.
***	Includes Interest Expense of 0.10%.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1050

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	34.9%
Asset-Backed and Mortgage-Backed Securities	15.4
Government Securities	12.1
Health Care	8.3
Energy	6.2
Consumer Discretionary	4.5
Telecommunication Services	4.3
Utilities	3.3
Consumer Staples	3.1
Industrials	2.0
Materials	1.8
Information Technology	1.8
Investment Companies	0.3
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,000.00	$4.24
Hypothetical (5% average return before expenses)	1,000.00	1,020.56	4.28
Class IB
Actual	1,000.00	1,000.00	4.24
Hypothetical (5% average return before expenses)	1,000.00	1,020.56	4.28
Class K
Actual	1,000.00	1,001.00	3.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.80	3.03

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1051

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.4%)
Asset-Backed Securities (9.5%)
Access Group, Inc.,
Series 2008-1 A 1.577%, 10/27/25 (l)	$6,319,236	$6,370,900
ACS Pass Through Trust,
Series 2007-1A G1 0.494%, 6/14/37 (b)(l)§	2,855,328	2,791,083
American Express Credit Account Master Trust,
Series 2012-3 A 0.336%, 3/15/18 (l)	3,471,000	3,470,676
AmeriCredit Automobile Receivables Trust,
Series 2014-3 A2B 0.504%, 4/9/18 (l)	5,625,380	5,624,058
Chase Issuance Trust,
Series 2012-A5 A5 0.590%, 8/15/17	1,041,000	1,041,211
Citibank Credit Card Issuance Trust,
Series 2003-A7 A7 4.150%, 7/7/17	4,500,000	4,500,468
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A 0.267%, 1/25/37 (l)	75,221	49,941
CNH Equipment Trust,
Series 2014-B A2 0.480%, 8/15/17	1,148,631	1,147,947
Dell Equipment Finance Trust,
Series 2014-1 A2 0.640%, 7/22/16§	4,092,026	4,093,689
Drug Royalty II LP 2,
Series 2014-1 A1 3.081%, 7/15/23 (b)(l)§	1,632,035	1,653,978
Educational Services of America, Inc.,
Series 2012-2 A 0.917%, 4/25/39 (l)§	1,919,336	1,920,241
EFS Volunteer LLC,
Series 2010-1 A1 1.127%, 10/26/26 (l)§	426,692	428,620
EFS Volunteer No. 3 LLC,
Series 2012-1 A1 0.787%, 10/25/21 (l)§	2,803,863	2,805,706
GSAA Home Equity Trust,
Series 2007-6 A4 0.487%, 5/25/47 (l)	317,886	234,799
Honda Auto Receivables Owner Trust,
Series 2014-2 A2 0.390%, 9/19/16	6,370,844	6,370,976
National Collegiate Student Loan Trust,
Series 2005-1 A4 0.427%, 11/27/28 (l)	1,286,649	1,261,407
Series 2007-1 A2 0.317%, 11/27/28 (l)	2,175,720	2,158,185
National Credit Union Administration Guaranteed Notes,
Series 2010-A1 A 0.524%, 12/7/20 (l)	1,191,912	1,194,168
Navient Private Education Loan Trust,
Series 2014-CTA A 0.886%, 9/16/24 (l)§	5,431,332	5,430,208
Series 2015-2 A2 0.640%, 8/27/29 (l)	11,000,000	10,988,354
Series 2015-AA A1 0.682%, 12/15/21 (l)§	1,415,296	1,415,338
Nelnet Student Loan Trust,
Series 2005-3 A5 0.401%, 12/24/35 (l)	5,800,000	5,633,712
Nissan Auto Receivables Owner Trust,
Series 2014-A A2 0.420%, 11/15/16	2,376,259	2,376,434
Northstar Education Finance, Inc.,
Series 2004-2 A2 0.419%, 1/30/17 (l)	7,030	7,028
Series 2012-1 A 0.887%, 12/26/31 (l)§	2,799,845	2,788,645
OneMain Financial Issuance Trust,
Series 2015-2A A 2.570%, 7/18/25§	9,000,000	9,005,895
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 1.414%, 10/1/35 (l)	951,805	964,293
Santander Drive Auto Receivables Trust,
Series 2014-1 A2A 0.660%, 6/15/17	702,088	702,146
SBA Tower Trust,
Series 2014-1A C 2.898%, 10/15/19 (b)§	2,000,000	2,010,014
SLC Student Loan Trust,
Series 2005-2 A2 0.366%, 6/15/22 (l)	3,341,028	3,337,826
Series 2006-2 A4 0.366%, 6/15/22 (l)	399,431	398,615
Series 2006-2 A5 0.386%, 9/15/26 (l)	12,750,000	12,516,992
SLM Private Education Loan Trust,
Series 2013-C A1 1.036%, 2/15/22 (l)§	2,384,397	2,391,460
SLM Student Loan Trust,
Series 2004-10 A5B 0.677%, 4/25/23 (l)§	8,251,865	8,255,381
Series 2004-9 A5 0.427%, 1/27/20 (l)	4,062,728	4,050,228
Series 2005-3 A5 0.367%, 10/25/24 (l)	10,769,098	10,671,898
Series 2007-3 A3 0.317%, 4/25/19 (l)	6,040,000	5,995,373
Series 2008-9 A 1.777%, 4/25/23 (l)	7,651,959	7,837,259
Series 2010-1 A 0.587%, 3/25/25 (l)	5,980,502	5,957,067
Series 2013-3 A2 0.487%, 5/26/20 (l)	9,865,340	9,849,541
SMB Private Education Loan Trust,
Series 2015-A A2B 1.180%, 6/15/27 (l)§	10,600,000	10,600,295

		170,302,055

Non-Agency CMO (5.9%)
Alternative Loan Trust,
Series 2005-61 2A1 0.467%, 12/25/35 (l)	13,272	11,662
Series 2005-62 2A1 1.158%, 12/25/35 (l)	119,594	99,234

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-OA22 A1 0.347%, 2/25/47 (l)	$400,066	$340,205
Series 2007-OA7 A1A 0.367%, 5/25/47 (l)	92,795	76,340
American Home Mortgage Assets Trust,
Series 2006-1 2A1 0.377%, 5/25/46 (l)	4,364,269	3,148,736
Banc of America Commercial Mortgage, Inc.,
Series 2006-2 A4 5.916%, 5/10/45 (l)	1,318,971	1,347,291
Series 2006-6 A2 5.309%, 10/10/45	151,044	151,127
Series 2006-6 A3 5.369%, 10/10/45	590,066	596,168
Series 2007-3 A4 5.749%, 6/10/49 (l)	971,874	1,024,807
Series 2007-4 A4 5.936%, 2/10/51 (l)	679,980	731,341
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 5A1 6.500%, 9/25/33	6,270	6,263
BBCMS Trust,
Series 2015-RRI A 1.336%, 5/15/32 (l)§	6,000,000	6,003,003
Series 2015-SLP A 1.294%, 2/15/28 (l)§	13,900,000	13,884,126
BCAP LLC Trust,
Series 2006-AA2 A1 0.357%, 1/25/37 (l)	474,452	375,361
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2 2.595%, 2/25/33 (l)	7,071	6,642
Series 2003-3 3A2 2.593%, 5/25/33 (l)	36,921	36,490
Series 2003-8 2A1 2.724%, 1/25/34 (l)	3,301	3,392
Series 2003-8 4A1 2.716%, 1/25/34 (l)	12,409	12,299
Series 2004-10 21A1 2.859%, 1/25/35 (l)	1,395,994	1,375,286
Series 2005-2 A1 2.680%, 3/25/35 (l)	46,417	46,975
Series 2005-2 A2 2.515%, 3/25/35 (l)	11,740	11,705
Series 2005-5 A1 2.160%, 8/25/35 (l)	15,412	15,660
Series 2005-5 A2 2.260%, 8/25/35 (l)	273,686	269,786
Series 2007-3 1A1 2.774%, 5/25/47 (l)	3,702,023	3,234,508
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.635%, 9/25/35 (l)	1,336,953	1,138,977
Bear Stearns ARM Trust,
Series 2004-10 15A1 2.626%, 1/25/35 (l)	103,647	102,958
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4 5.405%, 12/11/40 (l)	412,740	415,976
Series 2006-PW11 A4 5.597%, 3/11/39 (l)	1,473,585	1,490,762
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A 1.586%, 12/15/27 (l)§	4,000,000	4,003,478
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A 2.660%, 5/25/35 (l)	18,232	18,166
Series 2005-11 A2A 2.510%, 10/25/35 (l)	325,393	321,145
Series 2005-12 2A1 0.985%, 8/25/35 (l)§	567,572	433,826
Series 2005-6 A1 2.230%, 9/25/35 (l)	20,893	20,398
Series 2005-6 A2 2.410%, 9/25/35 (l)	97,891	95,810
Series 2009-6 4A1 2.737%, 4/25/37 (l)§	290,399	290,192
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	2,008,355	2,079,278
Series 2007-CD4 A1A 5.289%, 12/11/49 (l)	948,157	1,002,937
Series 2007-CD4 A4 5.322%, 12/11/49	17,550,000	18,313,325
COMM Mortgage Trust,
Series 2014-KYO A 1.088%, 6/11/27 (l)§	500,000	499,758
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M 2.458%, 10/19/32 (l)	3,289	3,179
Series 2003-HYB3 7A1 2.499%, 11/19/33 (l)	15,270	14,807
Series 2004-12 11A1 2.680%, 8/25/34 (l)	244,239	225,020
Series 2005-25 A11 5.500%, 11/25/35	335,405	314,581
Series 2005-3 1A2 0.477%, 4/25/35 (l)	169,053	148,501
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2 A1A 5.860%, 3/15/39 (l)	3,698,475	3,778,129
Series 2006-C3 A1A 6.000%, 6/15/38 (l)	759,934	785,508
Series 2006-C4 A3 5.467%, 9/15/39	1,626,578	1,684,671
Series 2006-C5 A3 5.311%, 12/15/39	4,885,712	5,050,971
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 0.804%, 3/25/32 (l)§	753	697
DBRR Trust,
Series 2013-EZ2 A 0.853%, 2/25/45 (l)§	160,543	160,473
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1 5.000%, 10/25/18	115,492	115,989
Series 2005-AR2 7A1 4.939%, 10/25/35 (l)	113,773	97,448
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1 0.287%, 10/25/36 (l)	1,816	1,132

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.219%, 6/25/34 (l)	$95,024	$92,722
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.677%, 8/25/35 (l)	179,090	166,511
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4 5.543%, 12/10/49	694,195	730,631
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.457%, 11/25/45 (l)	23,792	19,467
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5 5.224%, 4/10/37 (l)	636,442	637,596
Series 2007-GG9 A4 5.444%, 3/10/39	3,146,576	3,310,569
GS Mortgage Securities Corp. II,
Series 2012-GC6 A1 1.282%, 1/10/45	381,870	382,445
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.682%, 9/25/35 (l)	79,943	80,200
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 0.408%, 5/19/35 (l)	19,816	16,553
Series 2006-1 2A1A 0.428%, 3/19/36 (l)	136,230	96,262
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.532%, 12/25/34 (l)	114,331	101,526
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18 A4 5.440%, 6/12/47	3,210,475	3,373,476
Series 2007-LD11 ASB 5.961%, 6/15/49 (l)	572,758	592,618
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.702%, 11/21/34 (l)	78,366	79,844
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	1,017,178	1,074,461
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1 0.886%, 11/15/31 (l)	34,229	33,338
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A 1.673%, 10/25/35 (l)	604,771	582,750
Series 2005-2 2A 2.350%, 10/25/35 (l)	676,872	682,958
Series 2005-2 3A 1.184%, 10/25/35 (l)	137,005	125,361
Series 2005-3 4A 0.437%, 11/25/35 (l)	76,733	70,523
Series 2005-3 5A 0.437%, 11/25/35 (l)	115,813	105,857
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3 5.172%, 12/12/49	1,214,715	1,265,038
Morgan Stanley Capital I, Inc.,
Series 2005-HQ7 A4 5.362%, 11/14/42 (l)	398,212	399,044
Series 2007-IQ14 A2 5.610%, 4/15/49	103,147	103,672
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.989%, 8/12/45 (l)§	1,784,777	1,894,455
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.626%, 12/15/30 (l)	9,775	9,254
RBSCF Trust,
Series 2010-RR3 CSCB 5.467%, 9/16/39§	694,195	712,261
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1 0.527%, 6/25/35 (l)§	40,386	34,246
Residential Accredit Loans, Inc.,
Series 2003-QS1 A9 0.737%, 1/25/33 (l)	73,188	72,917
Series 2005-QO1 A1 0.487%, 8/25/35 (l)	31,492	24,345
Securitized Asset Sales, Inc.,
Series 1993-6 A5 0.473%, 11/26/23 (l)	906	888
Sequoia Mortgage Trust,
Series 10 2A1 0.947%, 10/20/27 (l)	3,806	3,509
Series 2003-4 2A1 0.537%, 7/20/33 (l)	1,253,881	1,176,649
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.637%, 2/25/34 (l)	71,212	70,335
Series 2004-19 2A1 1.574%, 1/25/35 (l)	26,025	20,938
Series 2005-17 3A1 2.629%, 8/25/35 (l)	110,639	102,193
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 0.848%, 10/19/34 (l)	54,536	51,149
Series 2005-AR5 A1 0.438%, 7/19/35 (l)	120,173	101,613
Series 2005-AR5 A2 0.438%, 7/19/35 (l)	160,153	151,342
Series 2006-AR4 2A1 0.377%, 6/25/36 (l)	31,622	26,040
Series 2006-AR5 1A1 0.397%, 5/25/46 (l)	1,111,959	807,130
Structured Asset Securities Corp.,
Series 2006-11 A1 2.652%, 10/28/35 (l)§	13,252	12,986
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1 1.524%, 1/10/45	519,568	521,547
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A2 5.421%, 4/15/47	97,470	97,333
Series 2007-C32 A2 5.898%, 6/15/49 (l)	390,187	392,273
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A 5.515%, 3/23/45 (l)§	4,001,917	4,072,925
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.358%, 11/25/42 (l)	5,038	4,632

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2002-AR2 A 1.930%, 2/27/34 (l)	$3,360	$3,213
Series 2003-AR1 A5 2.154%, 3/25/33 (l)	453,717	455,497
Series 2004-AR1 A 2.439%, 3/25/34 (l)	885,661	888,730
Series 2005-AR13 A1A1 0.477%, 10/25/45 (l)	127,067	117,613
Series 2005-AR15 A1A1 0.447%, 11/25/45 (l)	31,187	28,827
Series 2006-AR15 2A 2.187%, 11/25/46 (l)	25,398	23,213
Series 2006-AR3 A 1A 1.158%, 2/25/46 (l)	48,950	45,207
Series 2006-AR7 3A 2.187%, 7/25/46 (l)	136,377	123,520
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 2.717%, 9/25/34 (l)	26,983	27,423
Series 2007-10 1A22 0.687%, 7/25/37 (l)	579,870	488,534
WF-RBS Commercial Mortgage Trust,
Series 2012-C6 A1 1.081%, 4/15/45	4,007,287	4,011,251

		106,113,909

Total Asset-Backed and Mortgage-Backed Securities		276,415,964

Corporate Bonds (70.2%)
Consumer Discretionary (4.5%)
Automobiles (2.6%)
BMW U.S. Capital LLC
0.624%, 6/2/17 (l)(m)	5,000,000	4,985,055
Daimler Finance North America LLC
0.632%, 3/10/17 (l)§	11,000,000	10,997,021
0.618%, 8/1/17 (l)§	2,500,000	2,490,263
0.704%, 3/2/18 (l)§	22,000,000	21,908,069
Volkswagen Group of America Finance LLC
0.652%, 5/23/17 (l)§	5,340,000	5,332,388

		45,712,796

Hotels, Restaurants & Leisure (0.1%)
Wyndham Worldwide Corp.
2.500%, 3/1/18	1,406,000	1,406,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,000,000	952,500

		2,358,500

Household Durables (0.1%)
Whirlpool Corp.
7.750%, 7/15/16	1,200,000	1,279,604
1.650%, 11/1/17	1,000,000	1,001,629

		2,281,233

Media (1.5%)
Cox Communications, Inc.
7.250%, 11/15/15	1,800,000	1,841,049
5.875%, 12/1/16§	3,000,000	3,183,341
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	16,000,000	16,186,708
NBCUniversal Enterprise, Inc.
0.960%, 4/15/18 (l)§	1,694,000	1,695,677
Scripps Networks Interactive, Inc.
2.800%, 6/15/20	1,000,000	984,541
Time Warner Cable, Inc.
5.850%, 5/1/17	2,000,000	2,137,040

		26,028,356

Specialty Retail (0.2%)
Lowe’s Cos., Inc.
0.702%, 9/10/19 (l)	3,625,000	3,628,275

Total Consumer Discretionary		80,009,160

Consumer Staples (3.1%)
Beverages (0.7%)
SABMiller Holdings, Inc.
2.450%, 1/15/17§	9,025,000	9,165,926
0.968%, 8/1/18 (l)§	2,000,000	1,994,007
2.200%, 8/1/18§	500,000	504,461

		11,664,394

Food & Staples Retailing (0.5%)
Walgreens Boots Alliance, Inc.
0.726%, 5/18/16 (l)	9,800,000	9,793,063

Food Products (1.4%)
ConAgra Foods, Inc.
0.646%, 7/21/16 (l)	21,500,000	21,417,319
Hershey Co.
1.500%, 11/1/16	347,000	350,250
HJ Heinz Co.
1.600%, 6/30/17 (b)§	3,600,000	3,594,600

		25,362,169

Tobacco (0.5%)
Reynolds American, Inc.
1.050%, 10/30/15	6,928,000	6,926,477
6.750%, 6/15/17	287,000	313,510
2.300%, 6/12/18	2,000,000	2,018,203

		9,258,190

Total Consumer Staples		56,077,816

Energy (6.2%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	1,986,238

Oil, Gas & Consumable Fuels (6.1%)
Chevron Corp.
0.804%, 11/15/21 (l)	3,612,000	3,569,426
0.813%, 3/3/22 (l)	15,000,000	15,011,067
ConocoPhillips Co.
1.176%, 5/15/22 (l)	17,950,000	18,083,634
Devon Energy Corp.
0.736%, 12/15/15 (l)	18,610,000	18,587,795
Energy Transfer Partners LP
9.700%, 3/15/19	2,000,000	2,464,226
9.000%, 4/15/19	1,500,000	1,802,338
Enterprise Products Operating LLC
1.250%, 8/13/15	3,235,000	3,236,513
3.200%, 2/1/16	3,419,000	3,460,680

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP
3.500%, 3/1/16	$4,584,000	$4,656,261
Kinder Morgan Finance Co. LLC
5.700%, 1/5/16	7,700,000	7,875,046
6.000%, 1/15/18§	8,100,000	8,760,126
Kinder Morgan, Inc.
6.500%, 9/15/20	658,000	754,946
Magellan Midstream Partners LP
6.550%, 7/15/19	2,000,000	2,294,365
Marathon Oil Corp.
2.700%, 6/1/20	1,500,000	1,490,917
Phillips 66
2.950%, 5/1/17	694,000	712,836
Pioneer Natural Resources Co.
5.875%, 7/15/16	8,400,000	8,805,608
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	2,230,000	2,243,197
Regency Energy Partners LP/Regency Energy Finance Corp.
5.750%, 9/1/20	2,000,000	2,184,447
Southwestern Energy Co.
3.300%, 1/23/18	2,500,000	2,561,690

		108,555,118

Total Energy		110,541,356

Financials (34.9%)
Banks (11.9%)
American Express Bank FSB
0.489%, 6/12/17 (l)	1,775,000	1,761,526
Bank of America Corp.
7.750%, 8/15/15	592,000	596,644
6.500%, 8/1/16	7,875,000	8,307,985
0.892%, 8/25/17 (l)	2,000,000	1,996,316
6.875%, 4/25/18	1,500,000	1,695,849
BB&T Corp.
0.938%, 2/1/19 (l)	4,138,000	4,135,341
0.990%, 1/15/20 (l)	20,000,000	19,951,198
Citigroup, Inc.
0.551%, 6/9/16 (l)	13,200,000	13,126,454
0.967%, 4/27/18 (l)	10,000,000	9,975,297
Citizens Bank N.A./Rhode Island
1.600%, 12/4/17	20,000,000	19,939,796
First Horizon National Corp.
5.375%, 12/15/15	18,000,000	18,313,933
JPMorgan Chase & Co.
0.794%, 2/15/17 (l)	10,750,000	10,754,341
0.793%, 3/1/18 (l)	21,000,000	20,895,743
1.232%, 1/23/20 (l)	5,000,000	5,023,771
MUFG Union Bank N.A.
0.679%, 5/5/17 (l)	15,000,000	14,954,163
Regions Bank/Alabama
7.500%, 5/15/18	395,000	454,443
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	6,750,000	6,767,739
U.S. Bancorp/Minnesota
0.677%, 4/25/19 (l)	8,000,000	7,939,802
U.S. Bank N.A./Ohio
0.759%, 10/28/19 (l)	7,000,000	6,976,371
Wachovia Corp.
0.645%, 10/15/16 (l)	2,000,000	1,992,827
Wells Fargo & Co.
0.686%, 9/14/18 (l)	36,000,000	35,968,093
Wells Fargo Bank N.A.
0.616%, 3/15/16 (l)	1,815,000	1,814,099

		213,341,731

Capital Markets (3.2%)
Goldman Sachs Group, Inc.
1.297%, 10/23/19 (l)	5,700,000	5,729,256
1.437%, 4/23/20 (l)	25,300,000	25,489,750
1.884%, 11/29/23 (l)	13,376,000	13,557,037
Jefferies Group LLC
3.875%, 11/9/15	4,365,000	4,405,613
Morgan Stanley
5.375%, 10/15/15	2,000,000	2,026,272
3.450%, 11/2/15	5,000,000	5,045,283

		56,253,211

Consumer Finance (13.3%)
American Express Credit Corp.
0.581%, 9/22/17 (l)	2,000,000	1,990,325
0.836%, 3/18/19 (l)	18,000,000	17,901,578
1.012%, 5/26/20 (l)	16,100,000	16,102,415
American Honda Finance Corp.
2.600%, 9/20/16§	1,260,000	1,285,856
2.125%, 2/28/17§	10,413,000	10,593,828
Ford Motor Credit Co. LLC
1.500%, 1/17/17	1,000,000	997,933
1.118%, 3/12/19 (l)	29,100,000	28,879,405
General Motors Financial Co., Inc.
4.750%, 8/15/17	6,475,000	6,823,355
3.000%, 9/25/17	1,400,000	1,427,860
1.631%, 4/10/18 (l)	8,700,000	8,723,925
1.835%, 1/15/20 (l)	17,400,000	17,369,898
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	2,794,000	2,796,625
HSBC Finance Corp.
0.713%, 6/1/16 (l)	5,137,000	5,119,123
HSBC USA, Inc.
0.887%, 11/13/19 (l)	45,000,000	44,577,400
Hyundai Capital America
1.625%, 10/2/15§	4,500,000	4,508,502
3.750%, 4/6/16 (m)	500,000	509,182
1.875%, 8/9/16§	2,600,000	2,616,263
1.450%, 2/6/17§	9,500,000	9,483,423
4.000%, 6/8/17§	3,480,000	3,630,353
Nissan Motor Acceptance Corp.
1.000%, 3/15/16§	972,000	972,914
0.981%, 9/26/16 (l)§	1,500,000	1,505,239
1.950%, 9/12/17§	19,923,000	20,098,356
PACCAR Financial Corp.
1.400%, 11/17/17	13,100,000	13,137,568
Synchrony Financial
1.509%, 2/3/20(l)	9,390,000	9,403,265
Toyota Motor Credit Corp.
0.664%, 1/17/19 (l)	4,000,000	4,010,020
0.658%, 3/12/20 (l)	4,400,000	4,394,140

		238,858,751

Diversified Financial Services (1.8%)
Bank of America N.A.
0.729%, 6/5/17 (l)	23,000,000	23,010,426

See Notes to Financial Statements.

1056

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Bank N.A.
0.616%, 6/13/16 (l)	$2,777,000	$2,770,040
0.704%, 6/2/17 (l)	800,000	799,400
Leucadia National Corp.
8.125%, 9/15/15	4,937,000	4,998,712

		31,578,578

Insurance (2.5%)
American International Group, Inc.
5.050%, 10/1/15	900,000	909,433
Jackson National Life Global Funding
1.250%, 2/21/17§	5,000,000	5,007,009
Loews Corp.
5.250%, 3/15/16	5,000,000	5,155,789
Metropolitan Life Global Funding I
0.651%, 4/10/17 (l)§	15,000,000	15,040,129
New York Life Global Funding
1.125%, 3/1/17§	12,400,000	12,378,242
Prudential Covered Trust
2.997%, 9/30/15§	6,317,500	6,350,068

		44,840,670

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp.
2.800%, 6/1/20	4,000,000	3,933,291
HCP, Inc.
3.750%, 2/1/16	4,295,000	4,356,758
Kilroy Realty LP 5.000%, 11/3/15	15,000,000	15,183,450
Weyerhaeuser Co. 6.950%, 8/1/17	902,000	992,927

		24,466,426

Thrifts & Mortgage Finance (0.8%)
Santander Bank N.A.
1.206%, 1/12/18 (l)	15,000,000	14,958,897

Total Financials		624,298,264

Health Care (8.3%)
Biotechnology (2.9%)
Amgen, Inc.
2.300%, 6/15/16	3,332,000	3,372,241
2.500%, 11/15/16	5,189,000	5,280,053
0.664%, 5/22/17 (l)	14,500,000	14,482,140
5.850%, 6/1/17	4,583,000	4,966,253
0.884%, 5/22/19 (l)	1,000,000	1,000,476
EMD Finance LLC
0.633%, 3/17/17 (l)§	18,000,000	17,990,352
Gilead Sciences, Inc.
3.050%, 12/1/16	4,272,000	4,388,531

		51,480,046

Health Care Equipment & Supplies (1.8%)
Becton Dickinson and Co.
0.736%, 6/15/16 (l)	22,100,000	22,097,224
Medtronic, Inc.
1.086%, 3/15/20 (l)§	6,620,000	6,669,730
1.086%, 3/15/20 (b)(l)(m)	1,000,000	1,007,045
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	3,000,000	2,986,034

		32,760,033

Health Care Providers & Services (1.1%)
Anthem, Inc.
1.250%, 9/10/15	2,777,000	2,780,268
Sutter Health
1.090%, 8/15/53	3,471,000	3,350,450
UnitedHealth Group, Inc.
1.400%, 12/15/17	12,500,000	12,487,919

		18,618,637

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	8,784,000	8,884,558
1.300%, 2/1/17	2,000,000	1,996,995

		10,881,553

Pharmaceuticals (1.9%)
AbbVie, Inc.
1.200%, 11/6/15	7,000,000	7,006,268
Actavis, Inc.
1.875%, 10/1/17	4,194,000	4,191,914
Allergan, Inc.
5.750%, 4/1/16	10,500,000	10,878,232
Mylan, Inc.
1.800%, 6/24/16	4,200,000	4,210,358
Roche Holdings, Inc.
0.622%, 9/30/19 (l)§	8,000,000	8,000,157

		34,286,929

Total Health Care		148,027,198

Industrials (2.0%)
Commercial Services & Supplies (0.5%)
President and Fellows of Harvard College
6.000%, 1/15/19§	6,150,000	7,018,601
6.300%, 10/1/37	1,875,000	1,919,197

		8,937,798

Construction & Engineering (0.0%)
SBA Tower Trust
5.101%, 4/17/17§	300,000	310,638

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	1,749,000	1,749,978

Road & Rail (0.9%)
ERAC USA Finance LLC
5.900%, 11/15/15 (b)§	2,500,000	2,546,998
6.200%, 11/1/16 (b)§	8,550,000	9,080,852
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,791,370
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 3/15/16§	2,673,000	2,694,711

		17,113,931

Trading Companies & Distributors (0.5%)
International Lease Finance Corp.
8.625%, 9/15/15	2,344,000	2,373,300
5.750%, 5/15/16	5,760,000	5,904,000

		8,277,300

Total Industrials		36,389,645

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
0.783%, 3/1/19 (l)	$4,075,000	$4,081,297

Internet Software & Services (0.2%)
eBay, Inc.
0.479%, 7/28/17 (l)	100,000	98,501
0.758%, 8/1/19 (l)	3,250,000	3,183,543

		3,282,044

Software (1.4%)
Oracle Corp.
0.784%, 10/8/19 (l)	17,200,000	17,265,855
Symantec Corp.
2.750%, 9/15/15	7,916,000	7,942,872

		25,208,727

Total Information Technology		32,572,068

Materials (1.8%)
Chemicals (0.3%)
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
1.030%, 5/1/20 (b)(l)§	3,500,000	3,508,599
Dow Chemical Co.
2.500%, 2/15/16	1,735,000	1,750,840
8.550%, 5/15/19	500,000	609,973

		5,869,412

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	1,200,000	1,407,278

Metals & Mining (0.7%)
Glencore Funding LLC
1.445%, 5/27/16 (b)(l)§	2,210,000	2,212,379
1.700%, 5/27/16§	9,324,000	9,332,098
TCI Communications, Inc.
8.750%, 8/1/15	721,000	725,628

		12,270,105

Paper & Forest Products (0.7%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,350,017
5.400%, 11/1/20§	2,736,000	3,053,745

		13,403,762

Total Materials		32,950,557

Telecommunication Services (4.3%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.
0.956%, 3/11/19 (l)	6,218,000	6,193,424
1.212%, 6/30/20 (l)	4,000,000	4,005,931
BellSouth Corp.
4.821%, 4/26/16§	25,000,000	25,789,583
Verizon Communications, Inc.
1.816%, 9/15/16 (l)	6,245,000	6,325,186
0.681%, 6/9/17 (l)	867,000	865,041
2.036%, 9/14/18 (l)	30,500,000	31,472,142
1.053%, 6/17/19 (l)	2,100,000	2,089,443

Total Telecommunication Services		76,740,750

Utilities (3.3%)
Electric Utilities (2.7%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,505,894
Duke Energy Progress, Inc.
0.479%, 3/6/17 (l)	1,750,000	1,745,697
0.476%, 11/20/17 (l)	9,000,000	8,973,873
Exelon Corp.
1.550%, 6/9/17	1,900,000	1,896,868
FirstEnergy Corp.
2.750%, 3/15/18	900,000	913,581
Kentucky Power Co.
6.000%, 9/15/17§	13,900,000	15,148,045
LG&E and KU Energy LLC
2.125%, 11/15/15	2,500,000	2,508,870
OGE Energy Corp.
0.832%, 11/24/17 (l)	10,000,000	9,994,520
Ohio Power Co.
6.000%, 6/1/16	3,471,000	3,631,001

		48,318,349

Gas Utilities (0.2%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,332,237

Multi-Utilities (0.4%)
Consumers Energy Co.
5.500%, 8/15/16	1,025,000	1,076,113
Dominion Resources, Inc.
1.950%, 8/15/16	1,774,000	1,789,285
1.400%, 9/15/17	4,254,000	4,240,194

		7,105,592

Total Utilities		59,756,178

Total Corporate Bonds		1,257,362,992

Government Securities (12.1%)
Agency ABS (0.5%)
Massachusetts Educational Financing Authority
Series 2008-1 A1 1.227% 4/25/38 (l)	381,247	382,958
SBA Small Business Investment Cos.
Series 2008-P10A 1 5.902% 2/10/18	155,263	166,289
United States Small Business Administration
Series 2003-20I 1 5.130% 9/1/23	3,290	3,585
Series 2004-20C 1 4.340% 3/1/24	39,646	41,605
Series 2005-20B 1 4.625% 2/1/25	48,894	52,369
Series 2008-20G 1 5.870% 7/1/28	3,711,831	4,194,897
Series 2008-20H 1 6.020% 8/1/28	3,778,725	4,277,909

		9,119,612

Agency CMO (6.6%)
Federal Home Loan Mortgage Corp.
1.460% 8/25/19 IO (l)	64,318,106	3,072,746
0.336% 10/15/20 (l)	463,838	463,976
2.365% 11/1/23 (l)	2,744	2,864
0.486% 8/15/25 (l)	1,450,132	1,457,323

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.500% 4/15/29	$8,346	$9,639
0.536% 12/15/29 (l)	1,393	1,392
2.373% 1/1/34 (l)	15,870	16,932
0.586% 7/15/34 (l)	2,441,052	2,449,035
2.640% 3/1/35 (l)	55,792	59,829
5.000% 10/1/35 (l)	3,057	3,199
5.231% 10/1/35 (l)	10,520	11,136
4.195% 11/1/35 (l)	29,056	31,123
2.086% 7/1/36 (l)	641,673	675,738
1.987% 9/1/36 (l)	730,268	778,159
0.586% 9/15/36 (l)	50,118	50,272
2.150% 10/1/36 (l)	284,165	301,380
0.566% 11/15/36 (l)	27,574	27,676
0.666% 11/15/36 (l)	746,151	750,857
0.686% 7/15/39 (l)	208,637	209,749
0.686% 2/15/41 (l)	1,132,182	1,140,791
0.606% 4/15/41 (l)	933,647	937,795
0.636% 9/15/41 (l)	1,768,292	1,773,686
6.500% 7/25/43	5,121	5,895
0.586% 12/15/43 (l)	27,320,846	27,368,329
1.346% 10/25/44 (l)	468,720	475,358
1.346% 2/25/45 (l)	603,030	611,386
Federal National Mortgage Association
0.595% 8/25/15	393,539	393,472
0.881% 1/1/21 (l)	3,220,537	3,254,161
2.491% 11/1/34 (l)	417,148	447,334
1.959% 1/1/35 (l)	10,634	11,158
0.487% 5/25/35 (l)	64,955	65,068
2.202% 5/25/35 (l)	173,195	181,629
2.084% 7/1/35 (l)	89,914	95,728
5.511% 12/1/35 (l)	104,006	109,037
2.504% 1/1/36 (l)	78,196	83,878
5.760% 3/1/36 (l)	75,458	79,817
5.782% 3/1/36 (l)	97,569	103,207
0.637% 6/25/36 (l)	3,122,576	3,144,604
0.253% 12/25/36 (l)	24,766	24,324
0.727% 7/25/37 (l)	774,043	781,256
0.387% 10/27/37 (l)	4,119,386	4,068,764
0.867% 12/25/37 (l)	1,633,688	1,658,034
0.767% 6/25/41 (l)	2,561,920	2,589,215
0.737% 9/25/41 (l)	4,474,668	4,512,285
0.537% 5/25/42 (l)	28,093	28,093
0.637% 6/25/42 (l)	1,344,926	1,345,174
0.587% 12/25/43 (l)	13,494,917	13,555,516
1.346% 3/1/44 (l)	292,326	299,325
1.346% 7/1/44 (l)	3,875	3,940
1.346% 10/1/44 (l)	21,482	21,860
Government National Mortgage Association
0.882% 2/20/62 (l)	9,134,704	9,241,872
1.232% 2/20/62 (l)	4,403,346	4,512,743
0.732% 4/20/62 (l)	4,498,544	4,524,042
0.752% 4/20/62 (l)	3,756,590	3,784,663
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1 1.600% 10/29/20	977,501	982,957
Series 2010-R3 1A 0.744% 12/8/20 (l)	4,457,179	4,486,081
Series 2010-R3 2A 0.745% 12/8/20 (l)	7,096,435	7,141,065
Series 2011-R4 1A 0.565% 3/6/20 (l)	3,381,882	3,387,563

		117,604,130

Municipal Bonds (1.6%)
Arkansas Student Loan Authority,
Series 2010-1 1.182% 11/25/43 (l)	1,557,736	1,561,774
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series 2013A-1 0.330% 10/1/47 (l)	2,500,000	2,499,875
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series 2013A-2 0.330% 10/1/47 (l)	1,665,000	1,665,000
City of New York, New York Taxable, General Obligation Bonds,
Series A 2.560% 8/1/17	1,390,000	1,427,224
Denver Urban Renewal Authority, Revenue Bonds,
Series 2013A-1 5.000% 12/1/15	1,005,000	1,023,422
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds,
Series 2012 A 4.000% 5/15/16	345,000	355,450
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds,
Series 2010 0.850% 7/1/22 (l)	695,000	695,869
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable,
Series B, AMBAC 4.252% 1/1/16	610,000	619,833
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds,
Series 2012C 0.790% 12/1/33 (l)	320,000	319,728
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes,
Series A-1, A-2 & A-3 0.727% 10/26/20 (l)	381,308	381,312
Regents of the University of California, General Revenue Bonds,
Series Y-1 0.687% 7/1/41 (l)	2,400,000	2,400,936
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds,
Series A 2.743% 9/1/18	300,000	301,041
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds,
Series A-T 1.511% 9/1/16	1,000,000	998,280

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
South Dakota Educational Enhancement Funding Corp.,
Series 2013A 1.551% 6/1/16	$695,000	$696,174
State of California, Various Purposes, General Obligation Bonds,
Series 2013 1.250% 11/1/16	5,000,000	5,034,600
State of Texas Veterans Bonds, Taxable Refunding,
Series 2014C-2 0.537% 6/1/17 (l)	2,505,000	2,513,692
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds,
Series 2014B, AGM 2.945% 3/1/19	500,000	501,765
3.195% 9/1/19	500,000	505,375
Tobacco Settlement Finance Authority of West Virginia,
Series A 7.467% 6/1/47	830,000	697,042
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds,
Series 2013 3.000% 11/1/16	3,470,000	3,473,852
University of Massachusetts Building Authority, Refunding Revenue Bonds,
Senior Series 2014-A 1.311% 11/1/17	1,800,000	1,802,160

		29,474,404

Supranational (0.2%)
Corp. Andina de Fomento
3.750% 1/15/16	3,000,000	3,030,000

U.S. Government Agencies (2.0%)
Federal Home Loan Bank
2.000% 9/9/16#	9,530,000	9,710,726
Federal Home Loan Mortgage Corp.
2.000% 8/25/16	500,000	508,578
1.100% 10/3/17	11,500,000	11,509,316
1.100% 10/5/17	900,000	900,585
Federal National Mortgage Association
2.250% 3/15/16	916,000	928,324
1.020% 10/17/17	10,000,000	9,992,500
1.750% 6/8/18	1,500,000	1,516,804

		35,066,833

U.S. Treasury (1.2%)
U.S. Treasury Notes
0.625% 5/31/17 (z)	22,000,000	21,999,140

Total Government Securities		216,294,119

Total Long-Term Debt Securities (97.7%) (Cost $1,750,129,959)		1,750,073,075

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,384

Total Common Stocks (0.0%) (Cost $790)		1,384

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.9%)
Entergy Corp.
0.82%, 7/10/15 (n)(p)	$13,000,000	12,997,043
0.83%, 8/6/15 (n)(p)	5,000,000	4,995,754
Ford Motor Credit Co. LLC
0.64%, 7/27/15 (n)(p)	2,000,000	1,999,036
Kansas City Southern Railway Co.
0.38%, 7/16/15 (n)(p)	7,000,000	6,998,810
Kinder Morgan, Inc.
0.45%, 7/16/15 (n)(p)	3,400,000	3,399,320
Southwestern Energy Co.
0.42%, 7/6/15 (n)(p)	5,000,000	4,999,650
Thermo Fisher Scientific, Inc.
0.51%, 9/15/15 (n)(p)	7,100,000	7,092,332
Wyndham Worldwide Corp.
0.71%, 7/2/15 (n)(p)	5,000,000	4,999,801
0.79%, 7/7/15 (n)(p)	5,000,000	4,999,236

Total Commercial Paper		52,480,982

	Number of Shares	Value (Note 1)
Investment Company (0.3%)
JPMorgan Prime Money Market Fund,
Institutional Class Shares	5,007,934	$5,007,934

Total Short-Term Investments (3.2%) (Cost $57,477,843)		57,488,916

Total Investments Before Options Written and Securities Sold Short (100.9%) (Cost $1,807,608,592)		1,807,563,375

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (-0.2%)
Eurodollar
December 2015 @ $99.13*	(2,068)	(1,809,500)
March 2016 @ $99.25*	(880)	(357,500)
June 2016 @ $98.75*	(1,309)	(1,374,450)

		(3,541,450)

Put Options Written (-0.1%)
Eurodollar
March 2016 @ $99.25*	(880)	(291,500)

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Contracts	Value (Note 1)
June 2016 @ $98.75*	(1,309)	$(319,069)

		(610,569)

Total Options Written (-0.3%) (Premiums Received $4,412,905)		(4,152,019)

Total Investments Before Securities Sold Short (100.6%) (Cost $1,803,195,687)		1,803,411,356

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(468)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(468)

Total Investments after Options Written and Securities Sold Short (100.6%) (Cost $1,803,195,687)		1,803,410,888
Other Assets Less Liabilities (-0.6%)		(11,454,154)

Net Assets (100%)		$1,791,956,734

*	Non-income producing.
†	Securities (totaling $(468) or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $378,144,670 or 21.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,377,299.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $6,501,282 or 0.4% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:
ABS	—	Asset-Backed Security
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CMO	—	Collateralized Mortgage Obligation
IO	—	Interest Only

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	1,372	September-15	$299,845,104	$300,382,250	$(537,146)
5 Year U.S. Treasury Notes	660	September-15	78,311,013	78,710,156	(399,143)

					$(936,289)

Options Written:

Options written for the six months ended June 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2015	—	$—
Options Written	12,414	8,221,500
Options Terminated in Closing Purchase Transactions	(5,968)	(3,808,595)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2015	6,446	$4,412,905

See Notes to Financial Statements.

1061

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$170,302,055	$—	$170,302,055
Non-Agency CMO	—	106,113,909	—	106,113,909
Common Stocks
Financials	1,384	—	—	1,384
Corporate Bonds
Consumer Discretionary	—	80,009,160	—	80,009,160
Consumer Staples	—	56,077,816	—	56,077,816
Energy	—	110,541,356	—	110,541,356
Financials	—	624,298,264	—	624,298,264
Health Care	—	148,027,198	—	148,027,198
Industrials	—	36,389,645	—	36,389,645
Information Technology	—	32,572,068	—	32,572,068
Materials	—	32,950,557	—	32,950,557
Telecommunication Services	—	76,740,750	—	76,740,750
Utilities	—	59,756,178	—	59,756,178
Government Securities
Agency ABS	—	9,119,612	—	9,119,612
Agency CMO	—	117,604,130	—	117,604,130
Municipal Bonds	—	29,474,404	—	29,474,404
Supranational	—	3,030,000	—	3,030,000
U.S. Government Agencies	—	35,066,833	—	35,066,833
U.S. Treasuries	—	21,999,140	—	21,999,140
Short-Term Investments	5,007,934	52,480,982	—	57,488,916

Total Assets	$5,009,318	$1,802,554,057	$—	$1,807,563,375

Liabilities:
Common Stocks
Financials	$—	$—	$(468)	$(468)
Futures	(936,289)	—	—	(936,289)
Options Written
Call Options Written	(3,541,450)	—	—	(3,541,450)
Put Options Written	(610,569)	—	—	(610,569)

Total Liabilities	$(5,088,308)	$—	$(468)	$(5,088,776)

Total	$(78,990)	$1,802,554,057	$(468)	$1,802,474,599

(a)	A security with a market value of $160,473 transferred from Level 3 to Level 2 at the end of the period due to security being currently priced by a third party vendor.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

1062

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(5,088,308	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Total
Interest rate contracts	$1,525,019	$(5,119,889)	$(3,594,870)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Total
Interest rate contracts	$260,886	$(292,044)	$(31,158)

^ This Portfolio held options and futures contracts for hedging and in an attempt to enhance returns.

The Portfolio held options and futures contracts with an average notional balance of approximately $5,647,000 and $930,268,000 respectively during the six months ended June 30, 2015.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
Barclays Capital Inc.	0.80%	6/29/2015	7/2/2015	$(1,999,375)	$(1,999,406)
Barclays Capital Inc.	0.75%	6/29/2015	7/2/2015	(14,100,000)	(14,100,106)

					$(16,099,512)

(2)	The average amount of borrowings while outstanding for 6 months during the six months ended June 30, 2015 was approximately $49,705,485 at a weighted average interest rate of 0.36%.
(3)	Payable for sale-buyback transactions includes $137 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2015:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure(4)
BNP Paribas S.A.	$(16,099,512)	$16,470,550	$371,038

(4)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

1063

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Sale-Buybacks Accounted for as Secured Borrowings

	June 30, 2015 Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$—	$—	$—
U.S. Treasury Notes	—	16,099,512	—	—	16,099,512
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$16,099,512	$—	$—	$16,099,512

Gross amount of recognized liabilities for sale-buybacks					$16,099,512

Note: Disaggregation reflects the securities purchased with the sale-buyback collateral.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$189,647,573
Long-term U.S. government debt securities	707,934,850

$897,582,423

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$391,093,279
Long-term U.S. government debt securities	731,318,243

$1,122,411,522

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,872,567
Aggregate gross unrealized depreciation	(6,027,705)

Net unrealized depreciation	$(155,138)

Federal income tax cost of investments	$1,807,718,513

See Notes to Financial Statements.

1064

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,807,608,592)	$1,807,563,375
Cash	1,158,750
Foreign cash (Cost $1)	1
Cash held as collateral at broker	236,000
Dividends, interest and other receivables	6,537,351
Receivable for securities sold	2,726,539
Due from broker for futures variation margin	429,773
Receivable from Separate Accounts for Trust shares sold	74,256
Other assets	17,702

Total assets	1,818,743,747

LIABILITIES
Payable for sale-buyback financing transactions	16,099,512
Options written, at value (Premiums received $4,412,905)	4,152,019
Payable for securities purchased	3,598,522
Payable to Separate Accounts for Trust shares redeemed	1,481,058
Investment management fees payable	711,852
Administrative fees payable	149,273
Distribution fees payable – Class IB	27,763
Distribution fees payable – Class IA	8,988
Trustees’ fees payable	2,332
Securities sold short (Proceeds received $—)	468
Other liabilities	127,657
Accrued expenses	427,569

Total liabilities	26,787,013

NET ASSETS	$1,791,956,734

Net assets were comprised of:
Paid in capital	$2,062,058,218
Accumulated undistributed net investment income (loss)	3,873,843
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written and futures	(273,126,583)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written and futures	(848,744)

Net assets	$1,791,956,734

Class IA
Net asset value, offering and redemption price per share, $43,865,458 / 4,455,155 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class IB
Net asset value, offering and redemption price per share, $134,654,156 / 13,654,124 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

Class K
Net asset value, offering and redemption price per share, $1,613,437,120 / 163,670,712 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$9,637,153
Dividends	417

Total income	9,637,570

EXPENSES
Investment management fees	4,404,178
Administrative fees	924,351
Distribution fees – Class IB	170,610
Distribution fees – Class IA	54,995
Printing and mailing expenses	47,820
Custodian fees	42,647
Interest expense	37,775
Professional fees	35,908
Trustees’ fees	21,353
Miscellaneous	36,529

Gross expenses	5,776,166
Less: Waiver from investment manager	(12,439)

Net expenses	5,763,727

NET INVESTMENT INCOME (LOSS)	3,873,843

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,336,656
Futures	(5,119,889)
Options written	1,525,019

Net realized gain (loss)	(2,258,214)

Change in unrealized appreciation (depreciation) on:
Investments	(17,078)
Futures	(292,044)
Options written	260,886
Securities sold short	39

Net change in unrealized appreciation (depreciation)	(48,197)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,306,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,567,432

See Notes to Financial Statements.

1065

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,873,843	$7,070,012
Net realized gain (loss) on investments, options written and futures	(2,258,214)	(2,003,738)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written and futures	(48,197)	(1,678,429)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,567,432	3,387,845

DIVIDENDS :
Dividends from net investment income
Class IA	—	(175,204)
Class IB	—	(551,252)
Class K	—	(11,106,489)

TOTAL DIVIDENDS :	—	(11,832,945)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 458,812 and 1,258,899 shares, respectively ]	4,519,933	12,475,909
Capital shares issued in reinvestment of dividends [ 0 and 17,780 shares, respectively ]	—	175,204
Capital shares repurchased [ (526,830) and (1,578,671) shares, respectively ]	(5,190,128)	(15,642,800)

Total Class IA transactions	(670,195)	(2,991,687)

Class IB
Capital shares sold [ 560,261 and 1,830,798 shares, respectively ]	5,526,405	18,168,335
Capital shares issued in reinvestment of dividends [ 0 and 55,854 shares, respectively ]	—	551,252
Capital shares repurchased [ (1,170,125) and (2,769,652) shares, respectively ]	(11,542,393)	(27,485,866)

Total Class IB transactions	(6,015,988)	(8,766,279)

Class K
Capital shares sold [ 1,143,200 and 6,518,906 shares, respectively ]	11,265,264	64,638,460
Capital shares issued in reinvestment of dividends [ 0 and 1,127,433 shares, respectively ]	—	11,106,489
Capital shares repurchased [ (12,278,297) and (34,386,390) shares, respectively ]	(121,000,317)	(341,059,337)

Total Class K transactions	(109,735,053)	(265,314,388)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(116,421,236)	(277,072,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(114,853,804)	(285,517,454)
NET ASSETS:
Beginning of period	1,906,810,538	2,192,327,992

End of period (a)	$1,791,956,734	$1,906,810,538

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,873,843	$—

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.85	$9.90	$9.97	$9.88	$9.95	$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.05	0.05	0.07	0.06
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.01)	(0.02)	(0.05)	0.10	(0.06)	0.05

Total from investment operations	— #	(0.01)	— #	0.15	0.01	0.11

Less distributions:
Dividends from net investment income	—	(0.04)	(0.07)	(0.06)	(0.08)	(0.06)

Net asset value, end of period	$9.85	$9.85	$9.90	$9.97	$9.88	$9.95

Total return (b)	0.00%	(0.11)%	0.03%	1.48%	0.07%	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,865	$44,548	$47,750	$49,291	$48,992	$1,541,074
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.85%	0.85%	0.84%	0.58%	0.62%
Before waivers (a)(f)	0.86%	0.85%	0.85%	0.84%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.20%	0.12%	0.54%	0.51%	0.70%	0.58%
Before waivers (a)(f)	0.20%	0.12%	0.54%	0.51%	0.70%	0.58%
Portfolio turnover rate (z)^	51%	100%	475%	189%	210%	206%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.86	$9.91	$9.98	$9.89	$9.96	$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.06	0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.01)	(0.02)	(0.06)	0.10	(0.06)	0.05

Total from investment operations	— #	(0.01)	— #	0.15	(0.02)	0.08

Less distributions:
Dividends from net investment income	—	(0.04)	(0.07)	(0.06)	(0.05)	(0.03)

Net asset value, end of period	$9.86	$9.86	$9.91	$9.98	$9.89	$9.96

Total return (b)	0.00%	(0.11)%	0.03%	1.48%	(0.18)%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,654	$140,708	$150,135	$1,223,829	$1,356,452	$1,525,237
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.85%	0.85%	0.84%	0.83%	0.87%
Before waivers (a)(f)	0.86%	0.85%	0.85%	0.84%	0.83%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.20%	0.06%	0.64%	0.50%	0.45%	0.33%
Before waivers (a)(f)	0.20%	0.05%	0.64%	0.50%	0.45%	0.33%
Portfolio turnover rate (z)^	51%	100%	475%	189%	210%	206%

See Notes to Financial Statements.

1067

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.85	$9.90	$9.97	$9.88	$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.08	0.08	0.02
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.01)	(0.03)	(0.05)	0.09	(0.03)

Total from investment operations	0.01	0.01	0.03	0.17	(0.01)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.10)	(0.08)	(0.07)

Net asset value, end of period	$9.86	$9.85	$9.90	$9.97	$9.88

Total return (b)	0.10%	0.14%	0.28%	1.74%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,613,437	$1,721,555	$1,994,443	$1,942,891	$1,950,832
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.60%	0.60%	0.59%	0.58%
Before waivers (a)(f)	0.61%	0.60%	0.60%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.45%	0.37%	0.79%	0.75%	0.71%
Before waivers (a)(f)	0.45%	0.37%	0.79%	0.75%	0.71%
Portfolio turnover rate (z)^	51%	100%	475%	189%	210%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1068

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	85.5%
Asset-Backed and Mortgage-Backed Securities	6.3
Financials	3.6
Investment Companies	3.3
Energy	0.9
Telecommunication Services	0.6
Health Care	0.5
Utilities	0.5
Consumer Discretionary	0.4
Consumer Staples	0.4
Information Technology	0.3
Industrials	0.3
Materials	0.2
Cash and Other	(2.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,002.30	$4.06
Hypothetical (5% average return before expenses)	1,000.00	1,020.74	4.10
Class IB
Actual	1,000.00	1,002.40	4.06
Hypothetical (5% average return before expenses)	1,000.00	1,020.74	4.09
Class K
Actual	1,000.00	1,003.50	2.71
Hypothetical (5% average return before expenses)	1,000.00	1,022.09	2.73

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.82%, 0.82% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.3%)
Asset-Backed Securities (2.4%)
ACAS CLO Ltd.,
Series 2007-1A A1S 0.485%, 4/20/21 (l)§		$573,068	$571,522
Aircraft Certificate Owner Trust,
Series 2003-1A E 7.001%, 9/20/22§†		741,448	793,088
Ally Master Owner Trust,
Series 2012-4 A 1.720%, 7/15/19		620,000	624,658
Series 2015-3 A 1.630%, 5/15/20		623,000	623,797
American Express Credit Account Master Trust,
Series 2014-2 A 1.260%, 1/15/20		194,000	194,340
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D 4.040%, 7/10/17		400,000	403,797
Series 2013-3 A3 0.920%, 4/9/18		604,833	605,268
Series 2013-4 A3 0.960%, 4/9/18		279,295	279,447
Series 2013-5 A2A 0.650%, 3/8/17		12,531	12,531
Apidos Quattro CDO,
Series 2006-QA A 0.525%, 1/20/19 (l)§		429,232	428,007
ARI Fleet Lease Trust,
Series 2014-A A2 0.810%, 11/15/22§		129,925	129,798
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A 2.970%, 2/20/20§		821,000	844,586
Series 2014-1A A 2.460%, 7/20/20§		229,000	231,056
Babson CLO, Inc.,
Series 2007-1A A1 0.500%, 1/18/21 (l)§		625,247	617,094
Bank of The West Auto Trust,
Series 2015-1 A3 1.310%, 10/15/19 (b)		621,000	620,873
Barclays Dryrock Issuance Trust,
Series 2014-3 A 2.410%, 7/15/22		475,000	481,642
Series 2015-2 A 1.560%, 3/15/21		326,000	325,992
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A 2.710%, 2/17/26§		615,000	611,506
Series 2014-1 A 0.536%, 3/16/20 (l)		200,000	199,758
Cadogan Square CLO IV B.V.,
Series 4X A 0.371%, 7/24/23 (l)(m)	EUR	1,085,369	1,197,904
California Republic Auto Receivables Trust,
Series 2015-2 A 1.310%, 8/15/19		$267,000	266,925
Capital Auto Receivables Trust,
Series 2013-3 A2 1.040%, 11/21/16		279,946	280,126

Series 2014-1 B 2.220%, 1/22/19		100,000	101,008
Carlyle Global Market Strategies CLO LLC,
Series 2012-1A AR 1.505%, 4/20/22 (l)§		1,700,000	1,697,596
CIT Equipment Collateral,
Series 2014-VT1 A2 0.860%, 5/22/17 (b)§		442,000	441,932
CNH Equipment Trust,
Series 2014-B A4 1.610%, 5/17/21		147,479	147,890
Series 2015-A A4 1.850%, 4/15/21		311,723	312,672
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§		197,376	197,685
Series 2014-B A 1.110%, 11/15/18§		144,766	144,394
Dell Equipment Finance Trust,
Series 2015-1 A3 1.300%, 3/23/20 (b)§		217,000	216,746
Discover Card Execution Note Trust,
Series 2015-A1 A1 0.536%, 8/17/20 (l)		400,000	401,012
Series 2015-A2 A 1.900%, 10/17/22		567,000	562,233
Drive Auto Receivables Trust,
Series 2015-BA A2A 0.930%, 12/15/17§		297,000	297,195
Dryden XXII Senior Loan Fund,
Series 2011-22A A1R 1.445%, 1/15/22 (l)§		990,247	990,242
EFS Volunteer LLC,
Series 2010-1 A1 1.127%, 10/26/26 (l)§		340,688	342,227
Enterprise Fleet Financing LLC,
Series 2014-1 A2 0.870%, 9/20/19 (b)§		182,977	182,861
Series 2014-2 A2 1.050%, 3/20/20§		355,849	355,694
Series 2015-1 A2 1.300%, 9/20/20§		613,000	612,975
Exeter Automobile Receivables Trust,
Series 2013-1A A 1.290%, 10/16/17§		30,986	31,000
Series 2014-1A A 1.290%, 5/15/18§		71,248	71,354
Series 2014-2A A 1.060%, 8/15/18§		70,580	70,435
Fifth Third Auto Trust,
Series 2014-3 A4 1.470%, 5/17/21		374,000	373,947
First National Master Note Trust,
Series 2013-2 A 0.716%, 10/15/19 (l)		385,000	385,604
Flagship Credit Auto Trust,
Series 2013-1 A 1.320%, 4/16/18 (b)§		56,438	56,472
Ford Auto Securitization Trust,
Series 2013-R1A A2 1.676%, 9/15/16 (b)§	CAD	66,434	53,220

See Notes to Financial Statements.

1070

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Ford Credit Auto Owner Trust,
Series 2012-D B 1.010%, 5/15/18		$210,000	$209,395
Series 2014-2 A 2.310%, 4/15/26§		412,000	416,855
Ford Credit Floorplan Master Owner Trust,
Series 2015-2 A1 1.980%, 1/15/22		447,000	442,940
Franklin Clo V Ltd.,
Series 5A A2 0.546%, 6/15/18 (l)§		65,631	65,327
GE Dealer Floorplan Master Note Trust,
Series 2014-1 A 0.567%, 7/20/19 (l)		233,000	232,225
Series 2015-1 A 0.687%, 1/20/20 (l)		530,000	530,016
GM Financial Automobile Leasing Trust,
Series 2015-1 A2 1.100%, 12/20/17		608,100	608,628
Series 2015-2 A3 1.680%, 12/20/18		572,000	571,988
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1 1.650%, 5/15/20 (b)§		303,782	303,780
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20		205,000	205,534
Series 2015-2 A3 1.300%, 3/16/20		621,000	620,983
Hertz Fleet Lease Funding LP,
Series 2013-3 A 0.735%, 12/10/27 (l)§		337,878	338,315
Hertz Vehicle Financing LLC,
Series 2013-1A A1 1.120%, 8/25/17§		430,000	429,570
Series 2013-1A A2 1.830%, 8/25/19§		1,140,000	1,132,952
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2 1.000%, 10/16/17§		238,000	238,188
Series 2015-B A3 1.400%, 11/15/18 (b)§		287,000	286,516
Landmark VIII CLO Ltd.,
Series 2006-8A A1 0.515%, 10/19/20 (l)§		1,388,114	1,382,169
Lockwood Grove CLO Ltd.,
Series 2014-1A A1 1.622%, 1/25/24 (l)§		1,700,000	1,700,677
Malin CLO B.V.,
Series 2007-1X A1 0.187%, 5/7/23 (l)(m)	EUR	1,457,725	1,607,528
Navistar Financial Dealer Note Master Owner Trust II,
Series 2014-1 A 0.937%, 10/25/19 (l)§		$321,000	321,010
NCF Dealer Floorplan Master Trust,
Series 2014-1A A 1.687%, 10/20/20 (l)§		446,000	446,013
Nissan Auto Lease Trust,
Series 2015-A A3 1.400%, 6/15/18		523,000	522,930

Penarth Master Issuer plc,
Series 2015-2A A1 0.588%, 5/18/19 (l)§		1,700,000	1,700,383
RASC Trust,
Series 2003-KS3 A2 0.787%, 5/25/33 (l)		32,479	30,567
Santander Drive Auto Receivables Trust,
Series 2013-4 A3 1.110%, 12/15/17		267,901	268,122
Series 2014-2 A3 0.800%, 4/16/18		390,000	390,084
Series 2015-3 A2A 1.020%, 9/17/18		306,000	306,002
SBA Tower Trust,
Series 2014-1A C 2.898%, 10/15/19 (b)§		351,000	352,757
SLM Student Loan Trust,
Series 2008-9 A 1.777%, 4/25/23 (l)		5,835,535	5,976,849
Synchrony Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22		526,000	531,813
TCF Auto Receivables Owner Trust,
Series 2015-1A A2 1.020%, 8/15/18 (b)§		406,000	405,989
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3 0.910%, 10/22/18		530,000	529,859
World Financial Network Credit Card Master Trust,
Series 2012-B A 1.760%, 5/17/21		430,000	433,060
Series 2013-A A 1.610%, 12/15/21		301,000	300,895
Series 2014-A A 0.566%, 12/15/19 (l)		375,000	375,686
Series 2015-A A 0.666%, 2/15/22 (l)		343,000	343,010

			42,948,724

Non-Agency CMO (3.9%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 2.758%, 9/25/35 (l)		318,817	279,751
Alternative Loan Trust,
Series 2006-OA22 A1 0.347%, 2/25/47 (l)		292,271	248,540
Series 2006-OA6 1A2 0.397%, 7/25/46 (l)		103,934	89,221
Series 2007-OH1 A1D 0.395%, 4/25/47 (l)		195,030	147,691
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.069%, 10/25/34 (l)		56,285	54,606
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A 5.774%, 2/10/51 (l)		672,276	722,272
Banc of America Funding Corp.,
Series 2004-A 1A3 2.621%, 9/20/34 (l)		121,106	119,569

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2006-H 4A2 5.436%, 9/20/46 (l)		$532,369	$471,074
Series 2006-J 4A1 2.933%, 1/20/47 (l)		27,699	22,405
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.670%, 6/24/50 (l)§		1,489,119	1,538,124
BBCMS Trust,
Series 2015-RRI A 1.336%, 5/15/32 (l)§		1,700,000	1,700,851
BCAP LLC Trust,
Series 2013-RR1 10A2 11.311%, 10/26/36 (l)§		855,782	799,807
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 2.834%, 2/25/34 (l)		128,699	125,090
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.635%, 9/25/35 (l)		429,969	366,300
Series 2006-4 21A1 2.523%, 8/25/36 (l)		112,598	80,902
Bear Stearns Structured Products, Inc.,
Series 2007-R6 1A1 2.577%, 1/26/36 (l)		180,795	145,342
BHMS Mortgage Trust,
Series 2014-ATLS AFX 3.601%, 7/5/33§		450,000	452,604
Carefree Portfolio Trust,
Series 2014-CARE A 1.506%, 11/15/19 (l)§		237,000	237,464
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§		630,000	641,340
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A 5.969%, 3/15/49 (l)		286,769	294,605
Series 2015-GC27 A5 3.137%, 2/10/48		341,977	337,785
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.614%, 5/25/35 (l)		149,767	146,044
Series 2005-3 2A2A 2.633%, 8/25/35 (l)		59,303	58,251
Series 2009-7 5A2 5.500%, 12/25/35§		646,147	482,602
COMM Mortgage Trust,
Series 2010-C1 A1 3.156%, 7/10/46§		1,832,593	1,838,394
Series 2013-CR6 A2 2.122%, 3/10/46		1,255,000	1,270,412
Series 2013-SFS A1 1.873%, 4/12/35§		261,123	256,344
Series 2014-KYO A 1.088%, 6/11/27 (l)§		298,070	297,926
Series 2014-SAVA A 1.336%, 6/15/34 (l)§		266,188	266,106
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12 11A1 2.680%, 8/25/34 (l)		11,229	10,346
Series 2005-11 3A1 2.450%, 4/25/35 (l)		183,270	154,434

Series 2005-2 1A1 0.507%, 3/25/35 (l)		116,342	89,002
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8 6.000%, 7/25/36		1,047,982	832,329
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§		3,372,675	3,505,126
Series 2010-RR1 3A 5.749%, 6/10/49 (l)§		3,372,675	3,486,307
Series 2010-RR7 2A 5.467%, 9/16/39 (l)§		1,577,500	1,617,012
CW Capital Cobalt Ltd.,
Series 2007-C3 A4 5.959%, 5/15/46 (l)		433,438	464,173
EMF-NL B.V.,
Series 2008-2X A2 1.004%, 7/17/41 (l)(m)	EUR	765,000	$752,807
EMF-NL Prime B.V.,
Series 2008-APRX A2 0.804%, 4/17/41 (l)(m)		387,293	395,256
Eurosail-UK plc,
Series 2007-4X A3 1.521%, 6/13/45 (b)(l)(m)	GBP	1,100,000	1,674,012
Extended Stay America Trust,
Series 2013-ESH7 A17 2.295%, 12/5/31§		$425,000	421,448
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1 1.787%, 1/25/24 (l)		232,038	232,858
Series 2014-C02 2M1 1.137%, 5/25/24 (l)		51,370	50,971
Series 2014-C03 1M1 1.387%, 7/25/24 (l)		140,073	139,638
Series 2014-C04 2M1 2.287%, 11/25/24 (l)		208,139	209,621
Series 2015-C01 1M1 1.687%, 2/25/25 (l)		164,899	165,012
Series 2015-C02 2M1 1.385%, 5/25/25 (l)		263,884	262,347
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1 1.037%, 4/25/24 (l)		197,978	197,500
Series 2014-DN3 M2 2.587%, 8/25/24 (l)		489,000	487,891
Series 2014-HQ1 M2 2.687%, 8/25/24 (l)		290,000	290,616
Series 2014-HQ2 M2 2.387%, 9/25/24 (l)		250,000	246,426
Series 2014-HQ3 M2 2.837%, 10/25/24 (l)		485,000	487,395
Series 2015-DNA1 M2 2.037%, 10/25/27 (l)		110,000	107,599
Series 2015-DNA2 M2 2.787%, 12/25/27 (l)		889,300	891,174
Series 2015-HQ1 M2 2.387%, 3/25/25 (l)		255,000	250,800
Series 2015-HQ2 M2 2.137%, 5/25/25 (l)		300,000	293,495

See Notes to Financial Statements.

1072

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Granite Master Issuer plc,
Series 2006-3 A7 0.387%, 12/20/54 (l)		$33,979	$33,724
Series 2006-4 A6 0.367%, 12/20/54 (l)		93,083	92,366
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4 5.444%, 3/10/39		1,070,968	1,126,785
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4 5.553%, 4/10/38 (l)		797,000	802,439
Series 2010-C1 A2 4.592%, 8/10/43§		4,623,000	5,074,785
Series 2013-G1 A2 3.557%, 4/10/31 (l)§		357,478	357,197
Series 2013-KING A 2.706%, 12/10/27§		620,026	631,877
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.682%, 9/25/35 (l)		367,284	368,462
Series 2006-2F 2A13 5.750%, 2/25/36		720,097	700,825
Series 2006-AR2 2A1 2.575%, 4/25/36 (l)		297,422	271,603
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A 0.378%, 1/19/38 (l)		1,216,798	1,012,277
Series 2006-13 A 0.368%, 11/19/46 (l)		170,011	128,275
Hercules Eclipse plc,
Series 2006-4 A 0.811%, 10/25/18 (l)	GBP	505,356	776,811
Impac CMB Trust,
Series 2003-8 2A1 1.085%, 10/25/33 (l)		$26,980	25,576
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 0.457%, 7/25/35 (l)		501,874	336,935
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§		121,390	122,964
Series 2010-C2 A1 2.749%, 11/15/43§		249,382	250,331
Series 2014-INN A 1.106%, 6/15/29 (l)§		454,000	453,024
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 2.631%, 8/25/34 (l)		211,382	198,222
Series 2007-A1 3A3 2.642%, 7/25/35 (l)		235,619	231,876
Series 2007-S3 1A90 7.000%, 8/25/37		106,348	94,737
Kensington Mortgage Securities plc,
Series 2007-1X A3C 0.456%, 6/14/40 (l)(m)		1,361,313	1,260,530
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4 5.424%, 2/15/40		2,437,223	2,555,033

Lehman XS Trust,
Series 2006-4N A1C1 0.417%, 4/25/46 (l)		366,092	271,849
Ludgate Funding plc,
Series 2008-W1X A1 1.170%, 1/1/61 (l)(m)	GBP	185,610	276,049
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.923%, 12/25/32 (l)		$54,304	53,376
Series 2005-2 3A 1.184%, 10/25/35 (l)		103,170	94,402
Series 2006-C2 A1A 5.739%, 8/12/43 (l)		372,880	388,998
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A 5.166%, 12/12/49		311,761	325,835
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§		3,148,942	3,254,040
Series 2007-IQ14 A2FX 5.610%, 4/15/49		284,147	285,891
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.989%, 8/12/45 (l)§		1,289,816	1,369,079
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§		4,590,000	5,076,386
PFP III Ltd.,
Series 2014-1 A 1.356%, 6/14/31 (l)§		103,826	103,705
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§		328,253	353,707
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		1,849,412	1,913,376
Series 2010-RR4 CMLA 6.239%, 12/16/49 (l)§		896,474	936,340
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1 0.377%, 7/25/36 (l)		1,513,183	1,170,683
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		33,281	27,728
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A 1.236%, 4/15/32 (l)§		203,500	202,458
Selkirk No. 1 Ltd.,
Series 1 A 1.329%, 2/20/41§		666,941	664,120
Sequoia Mortgage Trust,
Series 10 2A1 0.947%, 10/20/27 (l)		11,648	10,741
Series 2003-4 2A1 0.537%, 7/20/33 (l)		52,655	49,412
Starwood Retail Property Trust,
Series 2014-STAR A 1.406%, 11/15/27 (l)§		268,387	267,612
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.438%, 7/19/35 (l)		258,407	218,498

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2006-AR3 12A1 0.407%, 5/25/36 (l)		$732,545	$529,872
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4 3.091%, 8/10/49		238,265	240,997
Series 2012-C4 A5 2.850%, 12/10/45		465,583	462,681
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23 A5 5.416%, 1/15/45 (l)		858,000	865,417
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 1.558%, 8/25/42 (l)		47,090	44,664
Series 2005-AR17 A1A1 0.457%, 12/25/45 (l)		87,496	82,306
Series 2006-AR14 1A4 1.969%, 11/25/36 (l)		1,067,539	904,314
Series 2006-AR9 1A 1.158%, 8/25/46 (l)		378,870	319,990
Series 2007-OA1 A1A 0.858%, 2/25/47 (l)		405,261	321,737
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5 3.337%, 6/15/46		569,160	581,350
Series 2014-C20 A2 3.036%, 5/15/47		237,299	245,591

			70,026,875

Total Asset-Backed and Mortgage-Backed Securities			112,975,599

Corporate Bonds (7.7%)
Consumer Discretionary (0.4%)
Auto Components (0.1%)
Dana Holding Corp.
6.000%, 9/15/23		89,000	92,560
Goodyear Tire & Rubber Co.
8.250%, 8/15/20		82,000	85,583
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§		900,000	933,750

			1,111,893

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18		180,000	185,850

Hotels, Restaurants & Leisure (0.1%)
MCE Finance Ltd.
5.000%, 2/15/21§		240,000	227,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		1,700,000	1,619,250

			1,846,650

Household Durables (0.0%)
KB Home
4.750%, 5/15/19		147,000	146,633

Media (0.2%)
21st Century Fox America, Inc.
4.000%, 10/1/23		103,000	106,260
6.150%, 2/15/41		220,000	254,756
Altice S.A.
7.625%, 2/15/25§		500,000	468,750
CBS Corp.
5.750%, 4/15/20		193,000	216,910
3.500%, 1/15/25		295,000	281,230
COX Communications, Inc.
2.950%, 6/30/23§		125,000	115,436
CSC Holdings LLC
8.625%, 2/15/19		62,000	70,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21		335,000	357,046
5.000%, 3/1/21		80,000	86,870
3.800%, 3/15/22		123,000	123,716
4.450%, 4/1/24		172,000	175,701
Discovery Communications LLC
3.450%, 3/15/25		237,000	223,109
Numericable-SFR
5.375%, 5/15/22§	EUR	225,000	253,756
Time Warner Cable, Inc.
5.000%, 2/1/20		$167,000	179,855
4.500%, 9/15/42		290,000	236,457
Time Warner, Inc.
3.400%, 6/15/22		76,000	75,658
3.550%, 6/1/24		131,000	127,870
3.600%, 7/15/25		320,000	310,483
7.625%, 4/15/31		157,000	203,938
Viacom, Inc.
5.625%, 9/15/19		108,000	119,904
3.875%, 4/1/24		405,000	395,167

			4,383,397

Total Consumer Discretionary			7,674,423

Consumer Staples (0.4%)
Food & Staples Retailing (0.1%)
CVS Pass-Through Trust
5.789%, 1/10/26§		335,222	377,410
Kroger Co.
3.400%, 4/15/22		426,000	428,880
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		440,000	431,087

			1,237,377

Food Products (0.1%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,818
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	234,374
HJ Heinz Co.
3.500%, 6/5/20		658,418	658,253
2.800%, 7/2/20§		180,000	180,216
3.500%, 7/15/22§		225,000	225,450
Marfrig Overseas Ltd.
9.500%, 5/4/20§		245,000	248,014

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Tyson Foods, Inc.
2.650%, 8/15/19		$87,000	$87,558
3.950%, 8/15/24		277,000	278,940

			1,917,623

Tobacco (0.2%)
Altria Group, Inc.
2.625%, 1/14/20		440,000	437,901
Philip Morris International, Inc.
3.250%, 11/10/24		900,000	882,807
Reynolds American, Inc.
3.250%, 11/1/22		295,000	283,891
4.450%, 6/12/25		500,000	507,352
5.850%, 8/15/45		1,108,000	1,164,375

			3,276,326

Total Consumer Staples			6,431,326

Energy (0.9%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	103,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§		425,000	327,424
Transocean, Inc.
6.500%, 11/15/20		245,000	226,943
Weatherford International Ltd.
9.625%, 3/1/19		330,000	383,001

			1,040,868

Oil, Gas & Consumable Fuels (0.8%)
Ecopetrol S.A.
5.375%, 6/26/26		300,000	295,875
5.875%, 5/28/45		108,000	95,018
Encana Corp.
3.900%, 11/15/21		165,000	169,774
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	393,340
7.500%, 7/1/38		212,000	242,563
EnLink Midstream Partners LP
5.050%, 4/1/45		290,000	263,068
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	368,468
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20		63,000	66,579
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	192,733
3.950%, 9/1/22		624,000	609,982
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	727,279
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 6/1/25		1,700,000	1,661,750
Noble Energy, Inc.
8.250%, 3/1/19		575,000	687,064
3.900%, 11/15/24		234,000	233,254
Noble Holding International Ltd.
4.900%, 8/1/20		11,000	11,346
Petrobras Global Finance B.V.
3.875%, 1/27/16		500,000	502,155
1.896%, 5/20/16 (l)		300,000	294,750

2.000%, 5/20/16		100,000	98,572
3.500%, 2/6/17		500,000	494,708
2.643%, 3/17/17 (l)		1,500,000	1,458,750
3.250%, 3/17/17		1,000,000	982,109
5.750%, 1/20/20		448,000	442,581
Petroleos Mexicanos
3.500%, 7/18/18		162,000	166,253
3.500%, 1/30/23		110,000	103,785
Plains All American Pipeline LP/Plains All American Finance Corp.
3.600%, 11/1/24		314,000	301,767
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	409,563
Sinopec Group Overseas Development Ltd.
4.375%, 4/10/24 (m)		2,200,000	2,300,724
SM Energy Co.
6.500%, 1/1/23		16,000	16,440
Southwestern Energy Co.
7.500%, 2/1/18		127,000	141,689
4.100%, 3/15/22		408,000	399,544
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44		445,000	402,879
TransCanada PipeLines Ltd.
6.350%, 5/15/67 (l)		519,000	490,455
Williams Partners LP
4.125%, 11/15/20		172,000	179,359
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	158,247

			15,362,423

Total Energy			16,403,291

Financials (3.6%)
Banks (1.7%)
Banco Santander S.A./Chile
1.875%, 1/19/16 (l)§		5,831,000	5,831,000
Bank of America Corp.
5.750%, 12/1/17		200,000	217,904
5.650%, 5/1/18		70,000	76,902
3.300%, 1/11/23		1,500,000	1,476,455
4.100%, 7/24/23		900,000	928,804
4.125%, 1/22/24		1,700,000	1,746,770
4.875%, 4/1/44		336,000	342,198
6.500%, 12/31/49 (l)		112,000	115,786
Bank of Ireland
1.787%, 9/22/15 (b)(l)	CAD	160,000	124,259
Barclays Bank plc
6.625%, 3/30/22 (m)	EUR	59,000	81,483
7.750%, 4/10/23 (l)		$355,000	384,749
6.860%, 12/31/49 (l)§		51,000	57,247
Barclays plc
4.375%, 9/11/24		200,000	191,928
CIT Group, Inc.
5.250%, 3/15/18		500,000	516,900
Citigroup, Inc.
6.000%, 8/15/17		274,000	298,706
3.875%, 3/26/25		320,000	306,958
5.950%, 12/31/49 (l)		175,000	168,438
Compass Bank
5.500%, 4/1/20		543,000	588,590

See Notes to Financial Statements.

1075

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25§		$2,325,000	$2,239,852
Depfa ACS Bank
4.875%, 10/28/15 (b)§		395,000	400,357
4.875%, 10/28/15 (m)		405,000	410,492
4.875%, 5/21/19	EUR	1,200,000	1,565,704
5.125%, 3/16/37 (m)		$900,000	1,075,544
DNB Bank ASA
3.200%, 4/3/17§		3,367,000	3,467,817
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	233,424
JPMorgan Chase & Co.
3.150%, 7/5/16		581,000	592,759
6.300%, 4/23/19		89,000	101,496
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	326,996
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	293,142
Nordea Bank AB
6.125%, 12/31/49 (l)§		200,000	197,000
Novo Banco S.A.
5.000%, 4/23/19	EUR	300,000	342,398
5.000%, 5/21/19		800,000	906,373
5.000%, 5/23/19		300,000	339,890
Rabobank Capital Funding Trust III
5.254%, 12/29/49 (l)§		$215,000	221,450
Royal Bank of Scotland plc
9.500%, 3/16/22 (l)(m)		450,000	498,375
Santander UK plc
5.000%, 11/7/23§		245,000	251,667
Societe Generale S.A.
4.250%, 4/14/25 (b)§		1,400,000	1,308,169
5.922%, 12/31/49 (l)§		100,000	102,630
Standard Chartered plc
4.000%, 7/12/22 (l)(m)		630,000	642,600
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	185,547
Wells Fargo & Co.
3.300%, 9/9/24		900,000	886,345

			30,045,104

Capital Markets (0.5%)
Goldman Sachs Group, Inc.
3.700%, 8/1/15		134,000	134,315
0.731%, 3/22/16 (l)		939,000	937,951
6.250%, 9/1/17		581,000	636,810
7.500%, 2/15/19		829,000	974,716
6.000%, 6/15/20		494,000	565,881
5.750%, 1/24/22		310,000	351,777
3.850%, 7/8/24		315,000	314,012
3.750%, 5/22/25		1,700,000	1,673,691
5.150%, 5/22/45		59,000	56,793
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§		213,000	211,785
Israel Electric Corp. Ltd.
5.000%, 11/12/24 (m)		231,000	233,887
Morgan Stanley
5.625%, 9/23/19		162,000	181,347
5.500%, 7/24/20		276,000	309,768
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		1,367,679	1,423,449

UBS AG/Connecticut
0.843%, 6/1/17 (l)		600,000	599,130
7.625%, 8/17/22		260,000	301,600

			8,906,912

Consumer Finance (0.3%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17		200,000	211,500
AGFC Capital Trust I
6.000%, 1/15/67 (l)§		1,070,000	798,755
Ally Financial, Inc.
3.125%, 1/15/16		500,000	501,250
3.500%, 7/18/16		900,000	907,920
2.750%, 1/30/17		800,000	796,400
5.500%, 2/15/17		400,000	417,240
3.250%, 9/29/17		400,000	400,000
8.000%, 3/15/20		322,000	378,350
American Express Co.
6.150%, 8/28/17		637,000	697,244
Ford Motor Credit Co. LLC
5.875%, 8/2/21		700,000	797,217

			5,905,876

Diversified Financial Services (0.8%)
Bank of America N.A.
0.566%, 6/15/16 (l)		1,084,000	1,079,734
0.586%, 6/15/17 (l)		1,100,000	1,091,664
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	241,228
Delos Finance Sarl, Term Loan
3.500%, 3/6/21		3,000,000	2,994,108
HBOS Capital Funding LP
4.939%, 12/31/49 (l)	EUR	367,000	413,241
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		$3,570,000	3,885,995
4.375%, 11/30/21 (l)(m)	EUR	250,000	290,558
LBG Capital No.1 plc
8.000%, 12/29/49 (l)(m)		$126,000	143,782
Murray Street Investment Trust I
4.647%, 3/9/17 (e)		2,261,000	2,372,440
Nationwide Building Society
6.250%, 2/25/20§		372,000	432,495
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	870,509
Private Export Funding Corp.
4.950%, 11/15/15		147,000	149,432
1.375%, 2/15/17		92,000	92,678
4.375%, 3/15/19		20,000	21,949
2.050%, 11/15/22		79,000	75,413
Rio Oil Finance Trust
6.250%, 7/6/24§		500,000	485,048
Waha Aerospace B.V.
3.925%, 7/28/20§		613,250	637,780

			15,278,054

Insurance (0.2%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		198,000	210,193
American International Group, Inc.
6.400%, 12/15/20		210,000	249,384
4.875%, 6/1/22		430,000	471,754

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Dai-ichi Life Insurance Co., Ltd.
5.100%, 12/31/49 (l)§	$217,000	$228,935
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	161,000	180,348
5.125%, 4/15/22	180,000	199,025
Lincoln National Corp.
8.750%, 7/1/19	178,000	218,079
MetLife Capital Trust IV
7.875%, 12/15/37§	192,000	240,480
MetLife, Inc.
5.250%, 12/31/49 (l)	148,000	146,705
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	125,000	186,434
Prudential Financial, Inc.
5.625%, 6/15/43 (l)	440,000	455,400

		2,786,737

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20	613,000	666,327
HCP, Inc.
6.000%, 1/30/17	239,000	256,459
5.375%, 2/1/21	235,000	259,007
Health Care REIT, Inc.
6.200%, 6/1/16	258,000	269,126
5.250%, 1/15/22	210,000	229,555
Host Hotels & Resorts LP
3.750%, 10/15/23	12,000	11,745
Trust F/1401
5.250%, 12/15/24§	350,000	362,734

		2,054,953

Total Financials		64,977,636

Health Care (0.5%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18	19,000	21,368
Baxalta, Inc.
5.250%, 6/23/45§	180,000	181,512

		202,880

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24	193,000	190,951
Medtronic, Inc.
3.500%, 3/15/25§	1,345,000	1,338,127

		1,529,078

Health Care Providers & Services (0.0%)
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	72,000	73,800
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17	447,000	483,878
Laboratory Corp. of America Holdings
3.600%, 2/1/25	135,000	128,757

		686,435

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24	169,000	171,832

Pharmaceuticals (0.4%)
AbbVie, Inc.
3.600%, 5/14/25	349,000	344,289
Actavis Funding SCS
3.000%, 3/12/20	1,400,000	1,405,686
3.450%, 3/15/22	1,100,000	1,088,206
3.850%, 6/15/24	103,000	101,757
3.800%, 3/15/25	388,000	380,783
AstraZeneca plc
6.450%, 9/15/37	120,000	152,550
Bayer U.S. Finance LLC
3.375%, 10/8/24§	211,000	210,036
Merck & Co., Inc.
2.350%, 2/10/22	600,000	579,720
2.750%, 2/10/25	600,000	575,040
3.700%, 2/10/45	1,600,000	1,436,047
Perrigo Finance plc
3.500%, 12/15/21	200,000	200,370

		6,474,484

Total Health Care		9,064,709

Industrials (0.3%)
Airlines (0.2%)
American Airlines, Inc.,
Series 2011-1 B 7.000%, 1/31/18§	847,819	913,525
Continental Airlines, Inc.
Series 2010-1 A 4.750%, 1/12/21	536,320	569,170
Series 2010-1 B 6.000%, 1/12/19	1,013,798	1,046,746
United Airlines, Inc.
Series 2009-2 A 9.750%, 1/15/17	202,298	218,735

		2,748,176

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	26,000	27,674

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	190,551
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	853,110	597,177

		787,728

Industrial Conglomerates (0.0%)
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	446,000	527,823

Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24 (b)§	210,000	221,288

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	311,367
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	489,238	507,281

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

International Lease Finance Corp.
5.875%, 4/1/19		$125,000	$133,125

			951,773

Total Industrials			5,264,462

Information Technology (0.3%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		200,000	190,984

Internet Software & Services (0.3%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24§		3,400,000	3,274,709
Tencent Holdings Ltd.
2.875%, 2/11/20§		1,500,000	1,497,465

			4,772,174

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	173,098
3.750%, 6/1/23		174,000	170,511

			343,609

Semiconductors & Semiconductor Equipment (0.0%)
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	311,834

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21		130,000	137,663
Seagate HDD Cayman
4.750%, 1/1/25		170,000	168,162

			305,825

Total Information Technology			5,924,426

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	191,532
Eastman Chemical Co.
3.800%, 3/15/25		145,000	144,733
LyondellBasell Industries N.V.
5.750%, 4/15/24		270,000	307,430
Mosaic Co.
5.625%, 11/15/43		24,000	25,703
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	167,660
OCP S.A.
5.625%, 4/25/24§		395,000	413,269
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23 (b)§		292,000	259,805

			1,510,132

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23		162,000	157,119
Glencore Funding LLC
4.125%, 5/30/23§		137,000	133,305
Minsur S.A.
6.250%, 2/7/24§		392,000	430,651
Novelis, Inc.
8.375%, 12/15/17		39,000	40,462

Teck Resources Ltd.
4.500%, 1/15/21		287,000	275,412
Vale Overseas Ltd.
6.875%, 11/21/36		90,000	86,083
Yamana Gold, Inc.
4.950%, 7/15/24		366,000	354,798

			1,477,830

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22		186,000	200,972
3.650%, 6/15/24		63,000	62,045
3.800%, 1/15/26		147,000	144,274
5.150%, 5/15/46		23,000	22,148

			429,439

Total Materials			3,417,401

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
Altice Finco S.A.
7.625%, 2/15/25§		200,000	195,240
AT&T, Inc.
3.400%, 5/15/25		662,000	630,032
BellSouth Corp.
4.821%, 4/26/16§		1,600,000	1,650,533
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	303,685
Verizon Communications, Inc.
1.816%, 9/15/16 (l)		900,000	911,556
2.500%, 9/15/16		480,000	487,537
2.036%, 9/14/18 (l)		300,000	309,562
3.650%, 9/14/18		900,000	946,862
4.500%, 9/15/20		600,000	647,224
3.500%, 11/1/24		583,000	566,477
3.850%, 11/1/42		221,000	182,091
6.550%, 9/15/43		323,000	378,867

			7,209,666

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§		1,000,000	992,800
Comcel Trust via Comunicaciones Celulares S.A.
6.875%, 2/6/24 (b)§		200,000	209,982
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	53,805
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	1,003,800
Sprint Corp.
7.875%, 9/15/23		240,000	234,072

			2,494,459

Total Telecommunication Services			9,704,125

Utilities (0.5%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,605,346
Exelon Corp.
2.850%, 6/15/20		900,000	898,245
5.100%, 6/15/45		170,000	170,927

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Korea Electric Power Corp.
3.000%, 10/5/15§	$894,000	$898,644

		3,573,162

Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§	445,000	459,603

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.
7.375%, 7/1/21	160,000	176,000
Constellation Energy Group, Inc.
5.150%, 12/1/20	139,000	153,825
Exelon Generation Co. LLC
4.250%, 6/15/22	176,000	179,881
NRG Energy, Inc.
7.625%, 1/15/18	1,180,000	1,293,634
6.250%, 5/1/24	122,000	120,322
Tennessee Valley Authority
5.500%, 7/18/17	930,000	1,018,260
3.875%, 2/15/21	818,000	900,017
1.875%, 8/15/22	850,000	812,192

		4,654,131

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	253,629

Total Utilities		8,940,525

Total Corporate Bonds		137,802,324

Government Securities (85.5%)
Agency ABS (0.2%)
SBA Small Business Investment Cos.
Series 2008-P10B 1 5.944% 8/10/18	493,604	535,886
United States Small Business Administration
Series 2004-20A 1 4.930% 1/1/24	83,138	89,618
Series 2004-20C 1 4.340% 3/1/24	754,461	791,738
Series 2005-20B 1 4.625% 2/1/25	74,986	80,316
Series 2008-20A 1 5.170% 1/1/28	233,371	255,112
Series 2008-20C 1 5.490% 3/1/28	1,004,635	1,110,267
Series 2008-20G 1 5.870% 7/1/28	876,495	990,564

		3,853,501

Agency CMO (7.1%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17	2,767,511	2,914,384
2.375% 11/1/31 (l)	5,281	5,619
5.500% 1/1/35	145,968	163,974
5.500% 7/1/35	94,587	106,210
Federal National Mortgage Assocation
3.500% 4/1/45	1,640,176	1,699,056
3.500% 6/1/45	2,125,332	2,201,628
3.500% 8/25/30 TBA	436,000	459,061

Federal National Mortgage Association
5.000% 2/1/24 (l)	261	283
9.000% 8/1/26	1,564	1,873
2.379% 1/1/28 (l)	40,767	42,709
1.948% 3/1/33 (l)	47,977	49,616
5.500% 4/1/33	126,121	142,046
5.500% 7/1/33	136,366	153,579
5.500% 4/1/34	69,271	78,077
5.500% 5/1/34	48,867	55,081
5.500% 11/1/34	206,160	232,405
5.500% 2/1/35	795,197	896,692
4.500% 8/1/35	102,310	111,434
5.000% 10/1/35	363,873	402,819
2.175% 1/1/36 (l)	1,046,831	1,122,122
5.000% 7/1/36	80,913	89,573
2.054% 2/1/37 (l)	162,174	171,229
4.500% 7/1/37	21,693	23,641
4.500% 8/1/37	26,247	28,550
4.500% 4/1/38	230,009	249,012
4.500% 2/1/39	1,000,836	1,083,522
4.500% 3/1/39	995,870	1,078,222
4.500% 4/1/39	583,020	631,370
4.500% 5/1/39	11,468	12,419
4.500% 6/1/39	89,883	97,337
4.500% 7/1/39	929,785	1,010,130
5.000% 12/1/39	231,683	256,118
4.500% 1/1/40	82,028	88,907
5.000% 4/1/40	1,521,650	1,684,039
2.430% 12/1/40 (l)	21,381	22,727
4.500% 3/1/41	151,206	164,171
4.500% 5/1/41	8,668	9,446
4.500% 7/1/41	7,194	7,837
3.500% 5/1/42	539,723	559,858
4.500% 9/1/42	360,896	391,164
4.500% 11/1/42	142,334	154,137
3.000% 1/1/43	33,057	33,190
3.000% 6/1/43	333,505	333,217
3.000% 7/1/43	1,239,786	1,238,382
3.000% 8/1/43	1,691,543	1,689,627
3.500% 3/1/45	818,392	847,516
2.500% 8/25/30 TBA	1,185,000	1,196,572
3.000% 8/25/30 TBA	953,000	984,941
3.000% 7/25/45 TBA	7,000,000	6,971,562
3.500% 7/25/45 TBA	10,000,000	10,303,906
4.000% 7/25/45 TBA	15,000,000	15,890,625
4.500% 7/25/45 TBA	2,000,000	2,162,344
3.000% 8/25/45 TBA	10,591,000	10,520,669
3.500% 8/25/45 TBA	22,911,000	23,546,423
4.000% 8/25/45 TBA	16,410,000	17,345,882
4.500% 8/25/45 TBA	5,202,000	5,616,128
Government National Mortgage Association
8.500% 10/15/17	224	235
8.500% 11/15/17	756	791
8.000% 7/15/26	262	303
1.625% 7/20/27 (l)	2,425	2,493
6.500% 6/20/32	30,187	34,926
3.000% 5/15/43	542,752	549,219
3.000% 7/15/45 TBA	4,617,000	4,661,992
3.500% 7/15/45 TBA	3,557,000	3,691,308

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)

National Credit Union Administration Guaranteed Notes
2.350% 6/12/17		$147,000	$151,341
3.450% 6/12/21		20,000	21,363

			126,447,032

Foreign Governments (0.6%)
Bundesrepublik Deutschland
4.250% 7/4/39	EUR	1,900,000	3,280,310
4.750% 7/4/40		100,000	186,102
2.500% 7/4/44		200,000	271,930
Eksportfinans ASA
2.000% 9/15/15		$944,000	944,000
2.375% 5/25/16		599,000	599,000
5.500% 5/25/16		736,000	756,240
2.875% 11/16/16	CHF	65,000	71,102
5.500% 6/26/17		$491,000	520,460
Export-Import Bank of Korea
4.000% 1/29/21		905,000	963,170
Hellenic Railways Organization S.A.
4.028% 3/17/17	EUR	200,000	134,103
Republic of Panama
9.375% 4/1/29		$190,000	279,775
Republic of Slovenia
5.500% 10/26/22 (m)		2,100,000	2,325,671
State of Qatar
4.500% 1/20/22§		500,000	554,375
United Kingdom Gilt
1.750% 9/7/22 (m)	GBP	90,279	141,214
United Mexican States
5.950% 3/19/19		$106,000	118,879

			11,146,331

Municipal Bonds (1.0%)
California State University, Systemwide Revenue Bonds,
Series A, AMBAC 5.000% 11/1/30		45,000	45,137
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075% 11/1/20		510,000	550,999
4.325% 11/1/21		830,000	908,942
4.525% 11/1/22		1,145,000	1,268,030
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds,
Series 2009B 4.718% 4/1/19		445,000	490,314
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.591% 8/1/20		2,360,000	2,650,870
5.841% 8/1/21		255,000	293,612
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010C 6.628% 7/1/40		670,000	762,380

Dallas Area Rapid Transit, Senior Lien, Revenue Bonds,
Series 2009B 6.249% 12/1/34		255,000	283,955
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series 2010A-2 5.854% 1/15/30		670,000	782,245
New York & New Jersey Port Authority, Consolidated Bonds, General Obligation,
Series 2010 5.647% 11/1/40		315,000	370,421
Northern California Power Agency, Lodi Energy Center, Revenue Bonds,
Series 2010B 7.311% 6/1/40		1,770,000	2,150,161
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235% 5/15/22		955,000	1,091,097
5.435% 5/15/23		1,260,000	1,469,752
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793% 4/1/30		2,615,000	3,283,080
State of Illinois, Revenue Bonds,
Series 2009A 6.184% 1/1/34		637,000	793,791
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds,
Series 2010B 5.028% 4/1/26		805,000	922,804

			18,117,590

U.S. Government Agencies (29.5%)
Federal Agricultural Mortgage Corp.
2.125% 9/15/15		12,400,000	12,441,963
Federal Farm Credit Bank
0.350% 7/30/15		45,000,000	45,003,533
4.875% 12/16/15		19,910,000	20,327,375
0.450% 7/12/16		318,000	318,018
5.125% 8/25/16		4,915,000	5,176,517
4.875% 1/17/17		3,859,000	4,108,196
2.500% 6/20/22		250,000	248,243
Federal Home Loan Bank
1.630% 8/20/15		318,000	318,303
0.500% 11/20/15		22,805,000	22,826,758
1.000% 3/11/16		1,395,000	1,401,302
3.125% 3/11/16		480,000	489,138
5.375% 5/18/16		3,385,000	3,532,814
2.125% 6/10/16		2,470,000	2,510,371
5.625% 6/13/16		1,117,000	1,170,022
2.000% 9/9/16		1,355,000	1,380,696
4.750% 12/16/16		2,158,000	2,286,438
4.875% 5/17/17		1,790,000	1,929,475
0.875% 5/24/17		26,925,000	27,008,142
5.250% 6/5/17		1,773,000	1,920,676
1.000% 6/9/17		1,815,000	1,823,338
1.000% 6/21/17		11,785,000	11,846,046
2.250% 9/8/17		245,000	252,266
5.000% 11/17/17		23,045,000	25,258,965

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

1.125% 4/25/18	$9,405,000	$9,423,594
4.750% 6/8/18	150,000	165,897
1.875% 3/8/19	3,440,000	3,500,007
5.375% 5/15/19	215,000	246,881
1.625% 6/14/19	525,000	527,240
4.125% 12/13/19	50,000	55,072
4.125% 3/13/20	1,819,000	2,019,024
4.625% 9/11/20	1,025,000	1,165,918
3.625% 3/12/21	50,000	54,336
5.625% 6/11/21	150,000	179,887
Federal Home Loan Mortgage Corp.
4.375% 7/17/15	1,910,000	1,913,360
0.500% 8/28/15	2,572,000	2,572,537
1.750% 9/10/15	11,965,000	11,997,079
0.420% 9/18/15	318,000	318,001
0.500% 9/25/15	763,000	763,133
4.750% 11/17/15	2,795,000	2,841,375
5.250% 4/18/16	2,605,000	2,705,657
0.500% 5/13/16	13,953,000	13,967,799
2.500% 5/27/16	2,080,000	2,119,314
5.500% 7/18/16	2,936,000	3,090,987
2.000% 8/25/16	2,960,000	3,010,781
5.125% 10/18/16	3,025,000	3,202,360
5.000% 2/16/17	2,112,000	2,258,590
1.000% 3/8/17	8,236,000	8,283,192
5.000% 4/18/17	1,785,000	1,923,605
1.250% 5/12/17	2,430,000	2,457,134
1.000% 6/29/17	1,810,000	1,819,693
1.000% 7/25/17	350,000	351,187
1.000% 7/28/17	2,980,000	2,994,287
5.500% 8/23/17	1,730,000	1,899,802
1.000% 9/12/17	350,000	349,867
5.125% 11/17/17	2,315,000	2,544,338
0.750% 1/12/18	393,000	390,889
0.875% 3/7/18	5,136,000	5,115,516
4.875% 6/13/18	3,664,000	4,068,396
3.750% 3/27/19	2,777,000	3,014,771
1.750% 5/30/19	2,592,000	2,619,168
2.000% 7/30/19	64,000	65,273
1.250% 8/1/19	5,480,000	5,414,188
1.250% 10/2/19	9,647,000	9,514,989
1.375% 5/1/20	17,658,000	17,376,003
2.375% 1/13/22	4,369,000	4,420,657
Federal National Mortgage Association
0.500% 7/2/15	4,244,000	4,243,994
2.375% 7/28/15	3,559,000	3,564,211
2.150% 8/4/15	114,000	114,196
2.000% 9/21/15	177,000	177,690
0.500% 9/28/15	10,020,000	10,022,690
1.875% 10/15/15	127,000	127,624
4.375% 10/15/15	5,761,000	5,827,181
1.625% 10/26/15	4,259,000	4,275,484
0.375% 12/21/15	318,000	318,121
2.000% 3/10/16	50,000	50,578
2.250% 3/15/16	1,350,000	1,368,162
5.000% 3/15/16	2,735,000	2,824,707
2.375% 4/11/16	3,550,000	3,606,121
5.375% 7/15/16	22,160,000	23,298,933
0.625% 8/26/16	435,000	435,600
5.250% 9/15/16	1,005,000	1,061,839
1.250% 9/28/16	2,535,000	2,556,371
1.375% 11/15/16	4,691,000	4,742,390

4.875% 12/15/16	3,743,000	3,979,739
1.250% 1/30/17	2,925,000	2,951,897
5.000% 2/13/17	2,220,000	2,374,940
1.125% 4/27/17	2,440,000	2,459,201
5.000% 5/11/17	2,570,000	2,773,273
(Zero Coupon), 6/1/17	100,000	98,562
5.375% 6/12/17	4,086,000	4,446,901
1.000% 8/21/17	150,000	149,950
0.875% 8/28/17	4,826,000	4,832,416
0.875% 10/26/17	14,146,000	14,134,488
0.900% 11/7/17	318,000	316,842
0.875% 12/20/17	11,312,000	11,295,772
1.000% 12/28/17	159,000	158,356
0.875% 2/8/18	8,806,000	8,787,071
1.200% 2/28/18	388,000	387,752
1.000% 4/30/18	392,000	389,422
1.750% 1/30/19	277,000	280,976
1.750% 6/20/19	38,413,000	38,814,377
1.750% 9/12/19	18,180,000	18,310,152
1.700% 10/4/19	191,000	190,663
(Zero Coupon), 10/9/19	975,000	890,495
1.500% 10/9/19	318,000	314,926
2.250% 10/17/22	159,000	155,641
2.500% 3/27/23	936,000	923,303
Financing Corp.
10.700% 10/6/17	380,000	463,510
9.400% 2/8/18	70,000	85,125
9.650% 11/2/18	140,000	178,606
8.600% 9/26/19	30,000	38,736
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,295,000	3,881,565

		528,980,928

U.S. Treasuries (47.1%)
U.S. Treasury Bonds
9.875% 11/15/15	150,000	155,335
7.250% 5/15/16	430,000	455,724
8.750% 5/15/17	690,000	794,302
8.875% 8/15/17	4,091,000	4,795,299
9.125% 5/15/18	200,000	246,430
9.000% 11/15/18	200,000	252,168
8.875% 2/15/19	700,000	890,524
8.125% 8/15/19	200,000	253,938
8.500% 2/15/20	3,002,000	3,935,786
0.125% 4/15/20	1,111,363	1,120,630
8.750% 5/15/20	200,000	266,795
7.875% 2/15/21	798,000	1,058,885
8.125% 5/15/21	355,000	479,039
8.000% 11/15/21	265,000	361,629
2.375% 1/15/25 TIPS	502,076	590,547
2.000% 1/15/26 TIPS	3,440,433	3,946,654
2.375% 1/15/27 TIPS	1,910,018	2,280,895
1.750% 1/15/28 TIPS	9,325,660	10,548,068
2.500% 1/15/29 TIPS	4,756,232	5,854,934
3.875% 4/15/29 TIPS	1,317,327	1,865,562
4.250% 5/15/39	400,000	482,516
4.375% 11/15/39	500,000	614,561
4.625% 2/15/40	4,193,300	5,344,164
4.375% 5/15/40	400,000	492,195
3.125% 2/15/42	1,100,000	1,105,393
3.000% 5/15/42	1,010,500	989,422
2.750% 8/15/42	1,300,000	1,209,812

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

2.750% 11/15/42	$1,500,000	$1,394,502
2.875% 5/15/43	200,000	190,469
3.625% 8/15/43	627,300	689,540
3.750% 11/15/43	380,000	427,144
1.375% 2/15/44 TIPS	101,519	107,948
3.625% 2/15/44	1,055,000	1,159,202
3.375% 5/15/44	541,000	567,807
3.125% 8/15/44	5,059,100	5,064,139
3.000% 11/15/44	483,700	472,732
0.750% 2/15/45 TIPS	1,105,225	1,005,018
2.500% 2/15/45	3,963,300	3,487,627
3.000% 5/15/45	593,000	580,306
U.S. Treasury Notes
2.125% 12/31/15	740,000	747,227
2.125% 2/29/16	735,000	744,489
0.375% 3/15/16	906,000	907,079
1.500% 6/30/16	660,000	667,628
4.875% 8/15/16	675,000	708,839
0.500% 2/28/17	4,386,300	4,383,559
3.250% 3/31/17	2,355,000	2,465,379
0.500% 4/30/17	9,080,000	9,065,103
4.500% 5/15/17	3,275,000	3,511,782
0.625% 6/30/17	3,550,000	3,549,168
2.500% 6/30/17	1,580,000	1,638,278
0.500% 7/31/17	5,379,000	5,360,090
2.375% 7/31/17	2,300,000	2,380,365
4.750% 8/15/17	3,750,000	4,070,837
0.625% 8/31/17	4,448,000	4,439,703
1.875% 8/31/17	7,556,000	7,745,269
0.625% 9/30/17	2,229,000	2,222,557
1.875% 9/30/17	5,715,000	5,859,605
0.750% 10/31/17	3,528,000	3,524,796
1.875% 10/31/17	6,718,000	6,887,721
4.250% 11/15/17	3,391,000	3,666,519
0.625% 11/30/17	3,553,000	3,537,456
0.750% 12/31/17	3,543,000	3,535,250
2.750% 12/31/17	3,495,000	3,661,115
0.875% 1/31/18	3,518,000	3,518,825
2.625% 1/31/18	1,450,000	1,515,264
3.500% 2/15/18	4,727,000	5,046,165
0.750% 2/28/18	1,836,000	1,828,541
0.750% 3/31/18	2,239,000	2,227,280
2.875% 3/31/18	400,000	420,996
0.625% 4/30/18	14,466,000	14,331,511
2.625% 4/30/18	1,690,000	1,769,054
3.875% 5/15/18	350,000	378,875
1.000% 5/31/18	2,737,000	2,737,668
2.375% 5/31/18	2,176,000	2,262,870
1.375% 6/30/18	5,308,000	5,365,020
2.375% 6/30/18	1,750,000	1,819,846
2.250% 7/31/18	3,546,000	3,674,854
4.000% 8/15/18	2,644,000	2,887,408
1.500% 8/31/18	10,298,000	10,430,747
1.375% 9/30/18	5,138,000	5,179,696
3.750% 11/15/18	4,743,000	5,150,555
1.250% 11/30/18	31,320,000	31,395,854
1.375% 11/30/18	1,750,000	1,763,125
1.375% 12/31/18	4,657,000	4,683,059
1.250% 1/31/19	3,761,000	3,762,175
2.750% 2/15/19	5,418,000	5,704,138
1.375% 2/28/19	1,000,000	1,003,604
1.500% 3/31/19	4,628,000	4,663,795

0.125% 4/15/19 TIPS	3,474,481	3,517,785
1.250% 4/30/19	34,654,000	34,575,148
3.125% 5/15/19	1,500,000	1,600,664
1.500% 5/31/19	33,549,000	33,729,849
1.000% 6/30/19	2,667,000	2,628,610
1.625% 6/30/19	771,900	779,144
0.875% 7/31/19	1,700,000	1,664,539
3.625% 8/15/19	10,879,000	11,841,005
1.000% 8/31/19	1,736,000	1,705,484
1.000% 9/30/19	2,677,000	2,626,728
1.750% 9/30/19	1,294,100	1,309,518
1.250% 10/31/19	7,972,000	7,899,676
3.375% 11/15/19	6,019,000	6,497,993
1.000% 11/30/19	8,097,600	7,920,307
1.500% 11/30/19	1,095,700	1,095,786
1.125% 12/31/19	2,677,000	2,629,604
1.625% 12/31/19	730,000	732,880
1.375% 1/31/20	2,627,000	2,606,502
3.625% 2/15/20	12,899,000	14,084,222
1.250% 2/29/20	2,657,000	2,617,612
1.125% 3/31/20	1,746,000	1,708,062
1.375% 3/31/20	7,520,000	7,446,856
1.125% 4/30/20	946,000	924,124
3.500% 5/15/20	9,360,000	10,178,269
1.500% 5/31/20	12,285,200	12,217,775
2.625% 8/15/20	18,507,000	19,352,106
2.625% 11/15/20	21,358,000	22,308,681
3.625% 2/15/21	8,195,000	8,989,611
2.000% 2/28/21 (z)	8,700,000	8,778,164
2.250% 3/31/21 (z)	9,300,000	9,500,440
3.125% 5/15/21	8,723,000	9,329,436
2.125% 8/15/21	4,991,000	5,046,613
2.125% 9/30/21 (z)	12,000,000	12,120,000
2.000% 11/15/21	3,135,000	3,139,990
2.000% 2/15/22	5,086,000	5,084,610
1.750% 5/15/22	21,883,000	21,459,017
0.125% 7/15/22 TIPS	1,749,062	1,735,887
1.625% 8/15/22	47,974,800	46,502,290
1.625% 11/15/22	11,372,800	10,991,189
2.000% 2/15/23	6,260,000	6,191,164
1.750% 5/15/23	12,875,600	12,452,742
2.500% 8/15/23	16,810,000	17,168,690
2.750% 11/15/23	10,350,000	10,757,329
2.750% 2/15/24	21,731,000	22,559,918
2.500% 5/15/24	47,996,000	48,809,681
0.125% 7/15/24 TIPS	20,177,708	19,686,156
2.375% 8/15/24	12,515,000	12,581,486
2.250% 11/15/24	21,930,000	21,788,012
0.250% 1/15/25 TIPS	299,676	293,975
2.000% 2/15/25	22,547,800	21,900,211
2.125% 5/15/25	16,660,400	16,355,501

		843,759,421

Total Government Securities		1,532,304,803

Total Long-Term Debt Securities (99.5%) (Cost $1,778,136,379)		1,783,082,726

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100% (l)	1,775	$44,499

Total Preferred Stocks (0.0%) (Cost $44,375)		44,499

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	19

Total Consumer Staples		19

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	704

Total Financials		704

Total Common Stocks (0.0%) (Cost $–)		723

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.1%)
Intesa Sanpaolo S.p.A.
1.65%, 4/11/16 (p)	$1,700,000	1,704,021
Royal Bank of Canada
0.29%, 9/10/15 (p)	499,000	499,078

Total Certificates of Deposit		2,203,099

Commercial Paper (3.7%)
Amcor Ltd./Australia
0.26%, 7/7/15 (n)(p)	500,000	499,975
0.46%, 7/20/15 (n)(p)	1,700,000	1,699,562
Commonwealth Edison Co.
0.30%, 7/8/15 (n)(p)	1,600,000	1,599,892
CVS Health Corp.
0.40%, 7/13/15 (n)(p)	1,700,000	1,699,751
Deutsche Telekom AG
0.40%, 7/15/15 (n)(p)§	2,600,000	2,599,564
Duke Energy Corp.
0.40%, 7/13/15 (n)(p)§	1,700,000	1,699,752
0.42%, 7/17/15 (n)(p)§	4,200,000	4,199,176
ENI Finance USA, Inc.
0.20%, 7/23/15 (n)(p)	1,000,000	999,872
0.04%, 6/2/16 (n)(p)	1,700,000	1,699,321
0.16%, 6/3/16 (n)(p)	400,000	399,389
Entergy Corp.
0.82%, 8/3/15 (n)(p)§	1,900,000	1,898,530
0.82%, 8/4/15 (n)(p)	2,200,000	2,198,242
0.87%, 9/4/15 (n)(p)§	700,000	698,881
Ford Motor Credit Co. LLC
0.64%, 7/27/15 (p)§	3,500,000	3,498,313
0.51%, 9/3/15 (p)§	1,700,000	1,698,436
Glencore Funding LLC
0.55%, 7/13/15 (n)(p)§	1,700,000	1,699,662
0.55%, 7/14/15 (n)(p)	1,000,000	999,784
0.56%, 7/15/15 (n)(p)§	1,000,000	999,769

Holcim U.S. Finance Sarl & Cie SCS
0.25%, 7/10/15 (n)(p)§	500,000	499,965
Kansas City Southern Railway Co.
0.40%, 7/10/15 (n)(p)	700,000	699,923
0.38%, 7/16/15 (n)(p)	900,000	899,847
0.40%, 7/17/15 (n)(p)	1,700,000	1,699,677
Marriott International, Inc.
0.39%, 7/8/15 (n)(p)	1,700,000	1,699,854
0.49%, 7/28/15 (n)(p)	700,000	699,733
Mondelez International, Inc.
0.36%, 7/6/15 (n)(p)§	1,700,000	1,699,899
0.37%, 7/8/15 (n)(p)§	2,200,000	2,199,821
0.25%, 7/23/15 (b)(n)(p)§	700,000	699,888
Nationwide Building Society
0.23%, 8/27/15 (n)(p)§	900,000	899,671
NBCUniversal Enterprise, Inc.
0.30%, 7/7/15 (b)(p)§	800,000	799,953
0.40%, 7/13/15 (b)(p)§	1,000,000	999,854
Newell Rubbermaid, Inc.
0.45%, 7/16/15 (n)(p)	900,000	899,820
0.48%, 8/11/15 (n)(p)§	600,000	599,664
Pacific Gas & Electric Co.
0.40%, 7/6/15 (n)(p)	900,000	899,940
0.18%, 7/8/15 (n)(p)	1,700,000	1,699,932
Plains All American Pipeline LP
0.46%, 7/20/15 (n)(p)	1,700,000	1,699,566
Southwestern Energy Co.
0.42%, 7/6/15 (n)(p)	1,700,000	1,699,881
Thermo Fisher Scientific, Inc.
0.80%, 8/24/15 (n)(p)	1,700,000	1,697,926
0.49%, 9/14/15 (n)(p)	1,700,000	1,698,241
Virginia Electric & Power Co.
0.21%, 7/14/15 (p)	900,000	899,928
Volvo Treasury North America LP
1.22%, 7/6/15 (n)(p)§	1,700,000	1,699,654
0.48%, 7/7/15 (n)(p)§	1,700,000	1,699,843
Williams Partners LP
0.47%, 7/7/15 (n)(p)§	1,700,000	1,699,843
0.48%, 7/8/15 (n)(p)§	1,200,000	1,199,872
0.25%, 7/10/15 (n)(p)§	600,000	599,958
0.50%, 7/13/15 (n)(p)	1,600,000	1,599,709
Wyndham Worldwide Corp.
0.36%, 7/1/15 (n)(p)	700,000	699,993

Total Commercial Paper		65,279,726

Government Securities (0.0%)
Federal Home Loan Bank
0.02%, 8/19/15 (o)(p)	300,000	299,992

	Number of Shares	Value (Note 1)
Investment Company (3.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	59,240,321	59,240,321

Total Short-Term Investments (7.1%) (Cost $126,995,717)		127,023,138

Total Investments Before Options Written and Securities Sold Short (106.6%) (Cost $1,905,176,471)		1,910,151,086

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Contracts	Value (Note 1)

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
July 2015 @ $126.50*	(21)	$(14,438)
July 2015 @ $127.00*	(41)	(20,500)
July 2015 @ $127.50*	(21)	(7,547)
Euro-Bund
July 2015 @ $153.50*	(13)	(11,594)
July 2015 @ $154.00*	(23)	(16,411)
July 2015 @ $154.50*	(37)	(21,450)
July 2015 @ $155.00*	(28)	(12,798)

		(104,738)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
July 2015 @ $125.00*	(25)	(9,375)
July 2015 @ $125.50*	(14)	(7,437)

		(16,812)

Total Options Written (0.0%) (Premiums Received $129,871)		(121,550)

Total Investments before Securities Sold Short (106.6%) (Cost $1,905,046,600)		1,910,029,536

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (0.0%)
Federal National Mortgage Association
5.000%, 7/25/45 TBA	$(1,000,000)	(1,104,688)

Total Securities Sold Short (0.0%) (Proceeds Received $1,110,469)		(1,104,688)

Total Investments after Options Written and Securities Sold Short (106.6%) (Cost $1,903,936,131)		1,908,924,848
Other Assets Less Liabilities (-6.6%)		(117,405,759)

Net Assets (100%)		$1,791,519,089

*	Non-income producing.
†	Security (totaling $793,088 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $136,000,093 or 7.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $15,836,239 or 0.9% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	—	Asset-Backed Security
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
PIK	—	Payment-in Kind Security
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
10 Year Australia Bond	5	September-15	$480,239	$483,227	$2,988
90 Day Eurodollar	15	September-15	3,736,392	3,736,313	(79)
Euro-Bobl	7	September-15	1,009,681	1,011,236	1,555
Euro-Bund	121	September-15	20,815,347	20,504,321	(311,026)
Euro-Buxl	1	September-15	179,354	165,711	(13,643)

					$(320,205)

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	84	September-15	$10,545,969	$10,598,438	$(52,469)
2 Year U.S. Treasury Notes	143	September-15	31,276,655	31,308,062	(31,407)
5 Year U.S. Treasury Notes	55	September-15	6,567,277	6,559,180	8,097
90 Day Eurodollar	68	June-16	16,837,428	16,842,750	(5,322)
90 Day Eurodollar	61	September-16	15,050,931	15,074,625	(23,694)
90 Day Eurodollar	125	December-16	30,740,705	30,821,875	(81,170)
90 Day Eurodollar	310	March-17	76,215,691	76,294,875	(79,184)
90 Day Eurodollar	538	March-17	104,175,778	104,060,429	115,349
90 Day Eurodollar	70	June-17	17,191,829	17,196,375	(4,546)
90 Day Eurodollar	70	September-17	17,170,029	17,169,250	779
90 Day Eurodollar	70	December-17	17,147,279	17,143,000	4,279
90 Day Eurodollar	128	March-18	31,305,974	31,307,200	(1,226)
U.S. Long Bond	75	September-15	11,378,681	11,313,281	65,400

					$(85,114)

					$(405,319)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	148	$118,495	$118,554	$(59)
Canadian Dollar vs. U.S. Dollar, expiring 7/23/15	JPMorgan Chase Bank	21	16,892	17,042	(150)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	218	243,038	243,744	(706)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	162	180,606	184,629	(4,023)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	4,254	4,742,572	4,831,315	(88,743)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	3,017	3,363,502	3,387,987	(24,485)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	513	572,179	574,877	(2,698)
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	10,391	660,894	689,000	(28,106)
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Bank of America	146,381	2,648,784	2,694,788	(46,004)

					$(194,974)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 7/2/15	Bank of America	318	$100,000	$102,395	$(2,395)
British Pound vs. U.S. Dollar, expiring 7/2/15	Bank of America	223	340,446	350,389	(9,943)
British Pound vs. U.S. Dollar, expiring 7/2/15	Bank of America	1,842	2,801,899	2,894,242	(92,343)

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	405	$324,227	$324,259	$(32)
Canadian Dollar vs. U.S. Dollar, expiring 7/23/15	BNP Paribas	343	277,784	274,175	3,609
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	233	262,502	259,760	2,742
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	26,868	29,377,928	29,953,789	(575,861)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	349	388,130	389,083	(953)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	318	361,113	354,522	6,591
European Union Euro vs. U.S. Dollar, expiring 7/30/15	Northern Trust Corp.	651	732,103	726,359	5,744
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	4,123	4,618,556	4,598,625	19,931
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	796	892,010	887,826	4,184
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	20,117	22,460,470	22,437,677	22,793
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	910	1,018,648	1,014,977	3,671
Japanese Yen vs. U.S. Dollar, expiring 7/2/15	Bank of America	873,100	7,061,242	7,134,044	(72,802)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	Bank of America	337,300	2,730,610	2,757,194	(26,584)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	Bank of America	64,300	520,871	525,608	(4,737)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	Bank of America	145,800	1,190,219	1,191,814	(1,595)
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	10,360	668,000	658,912	9,088
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Bank of America	110,905	1,956,000	2,006,846	(50,846)
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Bank of America	35,476	627,000	641,937	(14,937)
Russian Ruble vs. U.S. Dollar, expiring 8/14/15	Bank of America	146,381	2,657,966	2,609,071	48,895

					$(725,780)

					$(920,754)

Options Written:

Options written for the six months ended June 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2015	—	$—
Options Written	1,856	682,332
Options Terminated in Closing Purchase Transactions	(1,633)	(552,461)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2015	223	$129,871

See Notes to Financial Statements.

1086

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$42,155,636	$793,088	$42,948,724
Non-Agency CMO	—	70,026,875	—	70,026,875
Common Stocks
Consumer Staples	19	—	—	19
Financials	704	—	—	704
Corporate Bonds
Consumer Discretionary	—	7,674,423	—	7,674,423
Consumer Staples	—	6,431,326	—	6,431,326
Energy	—	16,403,291	—	16,403,291
Financials	—	64,977,636	—	64,977,636
Health Care	—	9,064,709	—	9,064,709
Industrials	—	5,264,462	—	5,264,462
Information Technology	—	5,924,426	—	5,924,426
Materials	—	3,417,401	—	3,417,401
Telecommunication Services	—	9,704,125	—	9,704,125
Utilities	—	8,940,525	—	8,940,525
Forward Currency Contracts	—	127,248	—	127,248
Futures	198,447	—	—	198,447
Government Securities
Agency ABS	—	3,853,501	—	3,853,501
Agency CMO	—	126,447,032	—	126,447,032
Foreign Governments	—	11,146,331	—	11,146,331
Municipal Bonds	—	18,117,590	—	18,117,590
U.S. Government Agencies	—	528,980,928	—	528,980,928
U.S. Treasuries	—	843,759,421	—	843,759,421
Preferred Stocks
Financials	44,499	—	—	44,499
Short-Term Investments	59,240,321	67,782,817	—	127,023,138

Total Assets	$59,483,990	$1,850,199,703	$793,088	$1,910,476,781

Liabilities:
Forward Currency Contracts	$—	$(1,048,002)	$—	$(1,048,002)
Futures	(603,766)	—	—	(603,766)
Government Securities
Agency CMO	—	(1,104,688)	—	(1,104,688)
Options Written
Call Options Written	(104,738)	—	—	(104,738)
Put Options Written	(16,812)	—	—	(16,812)

Total Liabilities	$(725,316)	$(2,152,690)	$—	$(2,878,006)

Total	$58,758,674	$1,848,047,013	$793,088	$1,907,598,775

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$198,447	*
Foreign exchange contracts	Receivables	127,248

Total		$325,695

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(725,316	)*
Foreign exchange contracts	Payables	(1,048,002)

Total		$(1,773,318)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$547,800	$(1,352,846)	$—	$(805,046)
Foreign exchange contracts	—	—	4,295,932	4,295,932

Total	$547,800	$(1,352,846)	$4,295,932	$3,490,886

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$8,321	$(116,066)	$—	$(107,745)
Foreign exchange contracts	—	—	(2,361,264)	(2,361,264)

Total	$8,321	$(116,066)	$(2,361,264)	$(2,469,009)

^ This Portfolio held options, forward foreign currency contracts and futures contracts as a substitute for hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $ 76,518,000, options with an average notional balance of approximately $1,568,000 for five months and futures contracts with an average notional balance of approximately $305,215,000, during the six months ended June 30, 2015

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$117,895	$(117,895)	$—	$—
BNP Paribas	3,609	—	—	3,609
Northern Trust Corp.	5,744	—	—	5,744

Total	$127,248	$(117,895)	$—	$9,353

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,047,852	$(117,895)	$—	$929,957
JPMorgan Chase Bank	150	—	—	150

Total	$1,048,002	$(117,895)	$—	$930,107

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
Barclays Capital Inc.	0.55%	6/25/2015	7/6/2015	$(3,358,563)	$(3,356,146)
Barclays Capital Inc.	0.50%	6/23/2015	7/8/2015	(3,221,000)	(3,219,196)
Barclays Capital Inc.	0.50%	6/23/2015	7/8/2015	(9,477,281)	(9,471,129)
Barclays Capital Inc.	0.50%	6/23/2015	7/8/2015	(12,082,500)	(12,075,107)

					$(28,121,578)

(2)	The average amount of borrowings while outstanding for 4 months during the six months ended June 30, 2015 was approximately $18,687,405 at a weighted average interest rate of 0.33%.
(3)	Payable for sale-buyback transactions includes $(17,766) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2015:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure(4)
BNP Paribas S.A.	$(28,121,578)	$28,252,577	$130,999

(4)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

1089

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Sale-Buybacks Accounted for as Secured Borrowings

	June 30, 2015 Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$3,356,146	$—	$—	$3,356,146
U.S. Treasury Notes	—	24,765,432	—	—	24,765,432
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$28,121,578	$—	$—	$28,121,578

Gross amount of recognized liabilities for sale-buybacks					$28,121,578

Note: Disaggregation reflects the securities purchased with the sale-buyback collateral.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$594,796,020
Long-term U.S. Treasury securities	470,304,265

$1,065,100,285

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$531,228,192
Long-term U.S. Treasury securities	496,046,765

$1,027,274,957

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,883,631
Aggregate gross unrealized depreciation	(9,432,520)

Net unrealized appreciation	$3,451,111

Federal income tax cost of investments	$1,906,699,975

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $1,905,176,471)	$1,910,151,086
Cash	9,098,412
Foreign cash (Cost $617,758)	621,864
Cash held as collateral at broker	808,000
Receivable for forward commitments	72,326,186
Dividends, interest and other receivables	8,851,818
Due from broker for futures variation margin	1,549,546
Receivable for securities sold	254,256
Unrealized appreciation on forward foreign currency contracts	127,248
Due from Custodian	53,645
Receivable from Separate Accounts for Trust shares sold	16,044
Other assets	16,723

Total assets	2,003,874,828

LIABILITIES
Payable for forward commitments	174,860,807
Payable for securities purchased	28,121,578
Payable for sale-buyback financing transactions	4,084,582
Payable to Separate Accounts for Trust shares redeemed	1,700,171
Securities sold short (Proceeds received $1,110,469)	1,104,688
Unrealized depreciation on forward foreign currency contracts	1,048,002
Investment management fees payable	601,464
Distribution fees payable – Class IB	282,589
Administrative fees payable	182,167
Options written, at value (Premiums received $129,871)	121,550
Distribution fees payable – Class IA	33,131
Trustees’ fees payable	6,309
Accrued expenses	208,701

Total liabilities	212,355,739

NET ASSETS	$1,791,519,089

Net assets were comprised of:
Paid in capital	$1,923,061,188
Accumulated undistributed net investment income (loss)	7,606,328
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(142,778,934)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	3,630,507

Net assets	$1,791,519,089

Class IA
Net asset value, offering and redemption price per share, $160,919,398 / 18,790,966 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.56

Class IB
Net asset value, offering and redemption price per share, $1,369,194,393 / 160,508,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.53

Class K
Net asset value, offering and redemption price per share, $261,405,298 / 30,498,341 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$13,954,237
Dividends	6,711

Total income	13,960,948

EXPENSES
Investment management fees	3,509,803
Distribution fees – Class IB	1,751,241
Administrative fees	1,084,637
Distribution fees – Class IA	204,350
Recoupment fees	172,522
Printing and mailing expenses	45,519
Custodian fees	44,631
Professional fees	34,846
Trustees’ fees	20,116
Interest expense	8,553
Miscellaneous	35,810

Total expenses	6,912,028

NET INVESTMENT INCOME (LOSS)	7,048,920

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,886,849
Futures	(1,352,846)
Foreign currency transactions	4,164,422
Options written	547,800
Securities sold short	(61,367)

Net realized gain (loss)	7,184,858

Change in unrealized appreciation (depreciation) on:
Investments	(6,878,122)
Futures	(116,066)
Foreign currency translations	(2,357,925)
Options written	8,321
Securities sold short	14,141

Net change in unrealized appreciation (depreciation)	(9,329,651)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,144,793)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,904,127

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,048,920	$15,280,724
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	7,184,858	12,035,111
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(9,329,651)	24,474,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,904,127	51,790,543

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,695,961)
Class IB	—	(14,627,126)
Class K†	—	(2,042,042)

TOTAL DIVIDENDS:	—	(18,365,129)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 396,805 and 1,480,059 shares, respectively ]	3,414,496	12,629,303
Capital shares issued in reinvestment of dividends [ 0 and 198,794 shares, respectively ]	—	1,695,961
Capital shares repurchased [ (1,072,426) and (3,398,542) shares, respectively ]	(9,238,014)	(28,999,425)

Total Class IA transactions	(5,823,518)	(14,674,161)

Class IB
Capital shares sold [ 5,329,403 and 7,629,959 shares, respectively ]	45,762,063	64,869,018
Capital shares issued in reinvestment of dividends [ 0 and 1,721,223 shares, respectively ]	—	14,627,126
Capital shares repurchased [ (12,832,777) and (34,061,309) shares, respectively ]	(110,110,121)	(289,245,783)

Total Class IB transactions	(64,348,058)	(209,749,639)

Class K†
Capital shares sold [ 11,773,080 and 14,431,503 shares, respectively ]	101,479,039	122,812,718
Capital shares sold in-kind (Note 9)[ 0 and 12,187,947 shares, respectively ]	—	103,236,789
Capital shares issued in reinvestment of dividends [ 0 and 239,494 shares, respectively ]	—	2,042,042
Capital shares repurchased [ (297,084) and (7,836,599) shares, respectively ]	(2,558,335)	(66,421,412)

Total Class K transactions	98,920,704	161,670,137

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,749,128	(62,753,663)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,653,255	(29,328,249)
NET ASSETS:
Beginning of period	1,757,865,834	1,787,194,083

End of period (a)	$1,791,519,089	$1,757,865,834

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,606,328	$557,408

† Class K commenced operations on April 21, 2014.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012		2011		2010
Net asset value, beginning of period	$8.54	$8.38	$8.61	$8.44		$8.55		$9.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.05	0.04	(x)	0.21	(x)	0.29	(x)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.01)	0.18	(0.25)	0.18		(0.09)		0.29

Total from investment operations	0.02	0.25	(0.20)	0.22		0.12		0.58

Less distributions:
Dividends from net investment income	—	(0.09)	(0.03)	(0.05)		(0.23)		(1.05)

Net asset value, end of period	$8.56	$8.54	$8.38	$8.61		$8.44		$8.55

Total return (b)	0.23%	2.95%	(2.31)%	2.66%		1.42%		6.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,919	$166,246	$177,633	$204,780		$171,714		$200,072
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.85%	0.85%	0.63	%(j)	0.19	%(k)	0.56	%(m)
Before waivers (a)(f)	0.82%	0.85%	0.85%	0.84%		0.59%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%	0.84%	0.62%	0.48	%(x)	2.44	%(x)	3.08	%(x)
Before waivers (a)(f)	0.77%	0.84%	0.62%	0.28	%(x)	2.03	%(x)	3.06	%(x)
Portfolio turnover rate (z)^	58%	136%	125%	106%		63%		94%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012		2011		2010
Net asset value, beginning of period	$8.51	$8.35	$8.58	$8.41		$8.52		$8.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.06	0.04	(x)	0.19	(x)	0.26	(x)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.01)	0.18	(0.26)	0.18		(0.09)		0.30

Total from investment operations	0.02	0.25	(0.20)	0.22		0.10		0.56

Less distributions:
Dividends from net investment income	—	(0.09)	(0.03)	(0.05)		(0.21)		(1.02)

Net asset value, end of period	$8.53	$8.51	$8.35	$8.58		$8.41		$8.52

Total return (b)	0.24%	2.96%	(2.32)%	2.66%		1.16%		6.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,369,194	$1,429,243	$1,609,561	$607,734		$631,680		$694,555
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.85%	0.85%	0.63	%(j)	0.44	%(k)	0.70	%(m)
Before waivers (a)(f)	0.82%	0.85%	0.85%	0.84%		0.84%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%	0.84%	0.67%	0.48	%(x)	2.18	%(x)	2.77	%(x)
Before waivers (a)(f)	0.77%	0.84%	0.67%	0.27	%(x)	1.77	%(x)	2.64	%(x)
Portfolio turnover rate (z)^	58%	136%	125%	106%		63%		94%

Class K	Six Months Ended June 30, 2015 (Unaudited)	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.54	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.02)	0.11

Total from investment operations	0.03	0.18

Less distributions:
Dividends from net investment income	—	(0.11)

Net asset value, end of period	$8.57	$8.54

Total return (b)	0.35%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$261,405	$162,377
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%	0.56%
Before waivers (a)(f)	0.55%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.06%	1.09	%(l)
Before waivers (a)(f)	1.06%	1.09	%(l)
Portfolio turnover rate (z)^	58%	136%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.60% for Class IA and 0.85% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.57% for Class IA and 0.78% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.57% for Class IA and 0.78% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1095

EQ/REAL ESTATE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	69.8%
Government Securities	41.7
Asset-Backed and Mortgage-Backed Securities	0.9
Investment Companies	0.8
Health Care	0.5
Exchange Traded Funds	0.2
Options Purchased	0.0 #
Cash and Other	(13.9)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$964.60	$5.50
Hypothetical (5% average return before expenses)	1,000.00	1,019.19	5.66
Class K
Actual	1,000.00	965.60	4.29
Hypothetical (5% average return before expenses)	1,000.00	1,020.43	4.41

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.13% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	2,609	$23,980
Extendicare, Inc.	1,337	8,103

Total Health Care Providers & Services		32,083

Real Estate Investment Trusts (REITs) (54.9%)
Diversified REITs (9.6%)
Activia Properties, Inc. (REIT)	4	33,893
Affine S.A. (REIT)	79	1,477
American Assets Trust, Inc. (REIT)	578	22,663
American Realty Capital Properties, Inc. (REIT)	13,846	112,568
ANF Immobilier (REIT)	105	2,560
Artis Real Estate Investment Trust (REIT)	2,077	22,799
British Land Co. plc (REIT)	15,550	193,875
Canadian Real Estate Investment Trust (REIT)	1,120	38,066
Chambers Street Properties (REIT)	3,609	28,692
Cofinimmo S.A. (REIT)	324	33,488
Cominar Real Estate Investment Trust (REIT)	2,515	35,701
Cousins Properties, Inc. (REIT)	3,213	33,351
Crombie Real Estate Investment Trust (REIT)	1,148	11,462
Daiwa House REIT Investment Corp. (REIT)	5	21,081
Daiwa House Residential Investment Corp. (REIT)	10	22,691
Dexus Property Group (REIT)	14,763	83,150
Dream Global Real Estate Investment Trust (REIT)	1,450	11,528
Duke Realty Corp. (REIT)	5,263	97,734
Empire State Realty Trust, Inc. (REIT), Class A	1,338	22,826
First Potomac Realty Trust (REIT)	857	8,827
Fonciere des Regions (REIT)	564	47,925
Gecina S.A. (REIT)	529	65,197
GPT Group (REIT)	27,122	89,563
Green REIT plc (REIT)	10,120	16,540
Grivalia Properties REIC AE (REIT)†	608	3,742
H&R Real Estate Investment Trust (REIT)	4,177	75,045
Hamborner REIT AG (REIT)	734	7,131
ICADE (REIT)	544	38,851
Investors Real Estate Trust (REIT)	1,848	13,195
Kenedix Realty Investment Corp. (REIT)	6	30,102
Kiwi Property Group Ltd.	19,418	16,909
Land Securities Group plc (REIT)	12,074	228,414
Lar Espana Real Estate Socimi S.A. (REIT)	500	5,521
Lexington Realty Trust (REIT)	3,616	30,664
Liberty Property Trust (REIT)	2,271	73,172

Londonmetric Property plc (REIT)	8,933	22,640
Merlin Properties Socimi S.A. (REIT)*	2,990	36,534
Mirvac Group (REIT)	56,194	80,209
Nomura Real Estate Master Fund, Inc. (REIT)	25	31,785
NSI N.V. (REIT)	1,957	7,702
Premier Investment Corp. (REIT)	4	22,029
PS Business Parks, Inc. (REIT)	315	22,727
Redefine International plc (REIT)	14,877	12,225
Ryman Hospitality Properties, Inc. (REIT)	737	39,142
Select Income REIT (REIT)	983	20,289
Shaftesbury plc (REIT)	4,249	57,950
Spirit Realty Capital, Inc. (REIT)	6,421	62,091
Stockland Corp., Ltd. (REIT)	36,265	114,719
Suntec Real Estate Investment Trust (REIT)	36,642	46,930
Tokyu REIT, Inc. (REIT)	14	17,285
Top REIT, Inc. (REIT)	3	12,673
United Urban Investment Corp. (REIT)	38	53,747
Vornado Realty Trust (REIT)	2,597	246,533
Washington Real Estate Investment Trust (REIT)	1,021	26,495
Wereldhave N.V. (REIT)	536	30,434
Winthrop Realty Trust (REIT)*	495	7,499
WP Carey, Inc. (REIT)	1,367	80,571

		2,632,612

Health Care REITs (0.2%)
Medical Properties Trust, Inc. (REIT)	3,150	41,296
New Senior Investment Group, Inc. (REIT)	950	12,702
Target Healthcare REIT Ltd. (REIT)	2,150	3,610

		57,608

Hotel & Resort REITs (0.3%)
Hersha Hospitality Trust (REIT)	651	16,691
Summit Hotel Properties, Inc. (REIT)	1,210	15,742
Xenia Hotels & Resorts, Inc. (REIT)	1,700	36,958

		69,391

Industrial REITs (3.5%)
Ascendas Real Estate Investment Trust (REIT)	30,173	55,110
BWP Trust (REIT)	7,489	17,681
DCT Industrial Trust, Inc. (REIT)	1,345	42,287
EastGroup Properties, Inc. (REIT)	494	27,778
First Industrial Realty Trust, Inc. (REIT)	1,640	30,717
GLP J-REIT (REIT)	31	29,611
Goodman Group (REIT)	26,895	130,108
Granite Real Estate Investment Trust (REIT)	724	24,902
Hansteen Holdings plc (REIT)	10,486	19,030

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial & Infrastructure Fund Investment Corp. (REIT)	5	$22,593
Japan Logistics Fund, Inc. (REIT)	13	26,152
Mapletree Industrial Trust (REIT)	18,784	21,757
Mapletree Logistics Trust (REIT)	22,388	18,783
Nippon Prologis REIT, Inc. (REIT)	22	40,518
Prologis, Inc. (REIT)	8,023	297,653
Pure Industrial Real Estate Trust (REIT)	2,879	10,857
Rexford Industrial Realty, Inc. (REIT)	820	11,956
Segro plc (REIT)	11,367	72,477
STAG Industrial, Inc. (REIT)	977	19,540
Terreno Realty Corp. (REIT)	620	12,214
Tritax Big Box REIT plc (REIT)	9,660	17,182
Warehouses De Pauw S.C.A. (REIT)	202	15,604

		964,510

Office REITs (8.0%)
Alexandria Real Estate Equities, Inc. (REIT)	1,117	97,693
Allied Properties Real Estate Investment Trust (REIT)	1,202	34,106
Alstria Office REIT-AG (REIT)*	1,242	16,000
Befimmo S.A. (REIT)	262	16,021
Beni Stabili S.p.A. SIIQ (REIT)	16,391	12,170
BioMed Realty Trust, Inc. (REIT)	3,088	59,722
Boston Properties, Inc. (REIT)	2,351	284,565
Brandywine Realty Trust (REIT)	2,714	36,042
CapitaLand Commercial Trust (REIT)	30,755	35,622
Champion REIT (REIT)	36,206	19,898
Columbia Property Trust, Inc. (REIT)	1,870	45,909
Corporate Office Properties Trust (REIT)	1,427	33,592
Cromwell Property Group (REIT)	22,354	17,678
Daiwa Office Investment Corp. (REIT)	4	19,153
Derwent London plc (REIT)	1,548	82,747
Digital Realty Trust, Inc. (REIT)	2,098	139,895
Douglas Emmett, Inc. (REIT)	2,069	55,739
Dream Office Real Estate Investment Trust (REIT)	1,670	32,812
DuPont Fabros Technology, Inc. (REIT)	1,002	29,509
Equity Commonwealth (REIT)*	1,940	49,800
Franklin Street Properties Corp. (REIT)	1,311	14,827
Government Properties Income Trust (REIT)	1,031	19,125
Gramercy Property Trust, Inc. (REIT)	850	19,865
Great Portland Estates plc (REIT)	5,263	64,171
Highwoods Properties, Inc. (REIT)	1,431	57,168
Hudson Pacific Properties, Inc. (REIT)	1,104	31,320
Intervest Offices & Warehouses N.V. (REIT)	111	2,646

Investa Office Fund (REIT)	8,691	25,481
Japan Excellent, Inc. (REIT)	16	18,486
Japan Prime Realty Investment Corp. (REIT)	12	37,308
Japan Real Estate Investment Corp. (REIT)	19	86,318
Keppel REIT (REIT)	28,249	24,015
Kilroy Realty Corp. (REIT)	1,342	90,115
Leasinvest Real Estate S.C.A. (REIT)	14	1,247
Mack-Cali Realty Corp. (REIT)	1,316	24,254
Mori Hills REIT Investment Corp. (REIT)	19	24,591
Mori Trust Sogo Reit, Inc. (REIT)	15	29,133
New York REIT, Inc. (REIT)	2,460	24,477
Nippon Building Fund, Inc. (REIT)	21	91,972
Nomura Real Estate Office Fund, Inc. (REIT)	6	27,209
Orix JREIT, Inc. (REIT)	32	46,123
Paramount Group, Inc. (REIT)	2,211	37,941
Parkway Properties, Inc. (REIT)	1,227	21,399
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,319	40,791
QTS Realty Trust, Inc. (REIT), Class A	450	16,403
SL Green Realty Corp. (REIT)	1,556	170,989
Workspace Group plc (REIT)	1,783	25,200

		2,191,247

Residential REITs (7.0%)
Advance Residence Investment Corp. (REIT)	19	46,559
Aedifica S.A. (REIT)	198	11,103
American Campus Communities, Inc. (REIT)	1,711	64,488
American Homes 4 Rent (REIT), Class A	2,308	37,020
Apartment Investment & Management Co. (REIT), Class A	2,405	88,817
Associated Estates Realty Corp. (REIT)	870	24,908
AvalonBay Communities, Inc. (REIT)	2,044	326,774
Boardwalk Real Estate Investment Trust (REIT)	616	27,930
Camden Property Trust (REIT)	1,332	98,941
Campus Crest Communities, Inc. (REIT)	986	5,462
Canadian Apartment Properties REIT (REIT)	1,817	40,151
Education Realty Trust, Inc. (REIT)	739	23,175
Equity LifeStyle Properties, Inc. (REIT)	1,175	61,782
Equity Residential (REIT)	5,525	387,689
Essex Property Trust, Inc. (REIT)	1,035	219,938
Home Properties, Inc. (REIT)	922	67,352
Mid-America Apartment Communities, Inc. (REIT)	1,166	84,896
Nippon Accommodations Fund, Inc. (REIT)	7	27,054

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Northern Property Real Estate Investment Trust (REIT)	489	$8,762
Post Properties, Inc. (REIT)	845	45,943
Silver Bay Realty Trust Corp. (REIT)	496	8,080
Starwood Waypoint Residential Trust (REIT)	550	13,068
Sun Communities, Inc. (REIT)	804	49,711
UDR, Inc. (REIT)	3,988	127,736

		1,897,339

Retail REITs (16.2%)
Acadia Realty Trust (REIT)	1,047	30,478
AEON REIT Investment Corp. (REIT)	13	17,367
Agree Realty Corp. (REIT)	257	7,497
Alexander’s, Inc. (REIT)	41	16,810
Brixmor Property Group, Inc. (REIT)	2,674	61,850
Calloway Real Estate Investment Trust (REIT)	1,705	39,479
CapitaLand Mall Trust (REIT)	39,784	63,508
CBL & Associates Properties, Inc. (REIT)	2,574	41,699
Cedar Realty Trust, Inc. (REIT)	1,243	7,955
Charter Hall Retail REIT (REIT)	4,910	16,062
DDR Corp. (REIT)	4,668	72,167
Equity One, Inc. (REIT)	953	22,243
Eurocommercial Properties N.V. (CVA)	670	27,940
Excel Trust, Inc. (REIT)	884	13,941
Federal Realty Investment Trust (REIT)	1,058	135,519
Federation Centres (REIT)	50,399	113,545
Fortune Real Estate Investment Trust (REIT)	20,143	20,295
Frontier Real Estate Investment Corp. (REIT)	7	31,344
Fukuoka REIT Corp. (REIT)	9	15,700
General Growth Properties, Inc. (REIT)	7,728	198,301
Getty Realty Corp. (REIT)	384	6,282
Hammerson plc (REIT)	12,028	116,323
Immobiliare Grande Distribuzione SIIQ S.p.A. (REIT)	4,631	4,027
Inland Real Estate Corp. (REIT)	1,304	12,284
Intu Properties plc (REIT)	14,046	67,887
Japan Retail Fund Investment Corp. (REIT)	37	74,039
Kimco Realty Corp. (REIT)	6,302	142,047
Kite Realty Group Trust (REIT)	1,254	30,685
Klepierre S.A. (REIT)	2,710	119,203
Link REIT (REIT)	35,092	205,530
Macerich Co. (REIT)	2,449	182,695
Mapletree Commercial Trust (REIT)	20,084	21,846
Mercialys S.A. (REIT)	629	14,035
Morguard Real Estate Investment Trust (REIT)	523	6,901
National Retail Properties, Inc. (REIT)	2,063	72,226

Pennsylvania Real Estate Investment Trust (REIT)	999	21,319
Ramco-Gershenson Properties Trust (REIT)	1,165	19,013
Realty Income Corp. (REIT)	3,573	158,606
Regency Centers Corp. (REIT)	1,452	85,639
Retail Opportunity Investments Corp. (REIT)	1,437	22,446
Retail Properties of America, Inc. (REIT), Class A	3,609	50,273
RioCan Real Estate Investment Trust (REIT)	4,893	104,872
Rouse Properties, Inc. (REIT)	509	8,322
Saul Centers, Inc. (REIT)	206	10,133
Scentre Group (REIT)	78,431	226,925
Shopping Centres Australasia Property Group (REIT)	10,450	17,174
Simon Property Group, Inc. (REIT)	4,763	824,094
Tanger Factory Outlet Centers, Inc. (REIT)	1,478	46,853
Taubman Centers, Inc. (REIT)	947	65,817
Unibail-Rodamco SE (REIT)	1,498	378,599
Urban Edge Properties (REIT)	1,365	28,378
Urstadt Biddle Properties, Inc. (REIT), Class A	402	7,509
Vastned Retail N.V. (REIT)	291	12,820
Weingarten Realty Investors (REIT)	1,689	55,213
Wereldhave Belgium N.V. (REIT)	41	4,224
Westfield Corp. (REIT)	29,656	208,676
WP GLIMCHER, Inc. (REIT)	2,779	37,600

		4,424,215

Specialized REITs (10.1%)
Ashford Hospitality Trust, Inc. (REIT)	1,454	12,301
Assura plc (REIT)	15,410	13,257
Big Yellow Group plc (REIT)	2,205	22,087
CDL Hospitality Trusts (REIT)	9,767	11,820
Chatham Lodging Trust (REIT)	550	14,559
Chesapeake Lodging Trust (REIT)	892	27,188
CubeSmart (REIT)	2,514	58,224
DiamondRock Hospitality Co. (REIT)	3,060	39,199
EPR Properties (REIT)	875	47,933
Extra Space Storage, Inc. (REIT)	1,681	109,635
FelCor Lodging Trust, Inc. (REIT)	2,159	21,331
Gaming and Leisure Properties, Inc. (REIT)	1,350	49,491
HCP, Inc. (REIT)	7,030	256,384
Health Care REIT, Inc. (REIT)	5,410	355,058
Healthcare Realty Trust, Inc. (REIT)	1,494	34,751
Healthcare Trust of America, Inc. (REIT), Class A	1,900	45,505
Hospitality Properties Trust (REIT)	2,261	65,162
Host Hotels & Resorts, Inc. (REIT)	11,580	229,631
InnVest Real Estate Investment Trust (REIT)	1,387	5,719

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Hotel REIT Investment Corp. (REIT)	46	$30,633
LaSalle Hotel Properties (REIT)	1,733	61,452
LTC Properties, Inc. (REIT)	528	21,965
National Health Investors, Inc. (REIT)	538	33,517
Omega Healthcare Investors, Inc. (REIT)	2,474	84,933
Pebblebrook Hotel Trust (REIT)	1,090	46,739
Physicians Realty Trust (REIT)	1,037	15,928
Primary Health Properties plc (REIT)	1,586	9,756
Public Storage (REIT)	2,258	416,308
RLJ Lodging Trust (REIT)	2,036	60,632
Sabra Health Care REIT, Inc. (REIT)	914	23,526
Safestore Holdings plc (REIT)	3,133	13,919
Senior Housing Properties Trust (REIT)	3,573	62,706
Schroder Real Estate Investment Trust Ltd. (REIT)	7,953	7,373
Sovran Self Storage, Inc. (REIT)	551	47,887
Strategic Hotels & Resorts, Inc. (REIT)*	4,200	50,904
Sunstone Hotel Investors, Inc. (REIT)	3,170	47,582
Universal Health Realty Income Trust (REIT)	194	9,013
Ventas, Inc. (REIT)	5,070	314,796

		2,778,804

Total Real Estate Investment Trusts (REITs)		15,015,726

Real Estate Management & Development (14.6%)
Diversified Real Estate Activities (8.3%)
Allreal Holding AG (Registered)*	143	19,730
CapitaLand Ltd.	38,943	101,199
Development Securities plc	1,880	8,197
DIC Asset AG	511	4,557
Grand City Properties S.A.	1,200	20,837
Hang Lung Properties Ltd.	34,225	101,771
Henderson Land Development Co., Ltd.	15,836	108,378
Kerry Properties Ltd.	9,979	39,136
Mitsubishi Estate Co., Ltd.	19,418	418,316
Mitsui Fudosan Co., Ltd.	14,559	407,678
Mobimo Holding AG (Registered)*	109	22,209
New World Development Co., Ltd.	81,874	107,101
Nomura Real Estate Holdings, Inc.	1,840	38,639
Sumitomo Realty & Development Co., Ltd.	6,649	233,260
Sun Hung Kai Properties Ltd.	25,600	414,802
Tokyo Tatemono Co., Ltd.	3,157	43,853
UOL Group Ltd.	7,168	36,829
Wharf Holdings Ltd.	20,918	139,246

		2,265,738

Real Estate Development (0.6%)
ADLER Real Estate AG*	260	3,728
Conwert Immobilien Invest SE*	951	12,055

Helical Bar plc	1,522	9,649
Sino Land Co., Ltd.	46,669	78,027
St. Modwen Properties plc	2,710	19,285
TAG Immobilien AG	1,771	20,731

		143,475

Real Estate Operating Companies (5.7%)
Aeon Mall Co., Ltd.	1,796	33,664
Azrieli Group	570	22,761
BUWOG AG*	786	15,273
CA Immobilien Anlagen AG*	1,125	19,628
Capital & Counties Properties plc	11,135	76,142
Castellum AB	2,533	35,597
Citycon Oyj*	5,991	14,975
Daejan Holdings plc	78	7,231
Deutsche Annington Immobilien SE	6,958	196,255
Deutsche Euroshop AG	720	31,618
Deutsche Wohnen AG	5,170	118,474
Dios Fastigheter AB	673	4,323
DO Deutsche Office AG	992	4,711
Entra ASA§	973	9,059
Fabege AB	2,047	27,928
Fastighets AB Balder, Class B*	1,422	21,939
First Capital Realty, Inc.	1,364	19,526
Forest City Enterprises, Inc., Class A*	3,469	76,665
Global Logistic Properties Ltd.	46,796	87,904
Grainger plc	6,286	22,588
Hemfosa Fastigheter AB	1,204	12,273
Hispania Activos Inmobiliarios SAU*	1,050	15,405
Hongkong Land Holdings Ltd.	18,004	147,633
Hufvudstaden AB, Class A	1,713	20,850
Hulic Co., Ltd.	5,405	47,962
Hysan Development Co., Ltd.	9,625	41,721
Inmobiliaria Colonial S.A.*	25,723	18,095
Killam Properties, Inc.	781	6,372
Klovern AB, Class B	5,735	5,292
Kungsleden AB	2,764	18,755
LEG Immobilien AG*	885	61,488
Norwegian Property ASA*	3,752	4,642
NTT Urban Development Corp.	1,666	16,580
PSP Swiss Property AG (Registered)*	615	52,623
Quintain Estates & Development plc*	7,504	12,498
Sponda Oyj	3,712	13,698
Swire Properties Ltd.	17,929	57,246
Swiss Prime Site AG (Registered)*	934	70,878
Technopolis Oyj	1,472	5,941
TLG Immobilien AG	770	12,452
Unite Group plc	3,415	30,666
Wallenstam AB, Class B	3,006	21,358
Wihlborgs Fastigheter AB	1,028	16,741

		1,557,430

Total Real Estate Management & Development		3,966,643

Total Common Stocks (69.6%) (Cost $18,517,497)		19,014,452

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares		Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.2%)
F&C Commercial Property Trust Ltd.		8,095	$17,960
F&C UK Real Estate Investment Ltd. (REIT)		3,566	5,575
MedicX Fund Ltd.		5,528	7,035
Picton Property Income Ltd.		8,245	9,101
Standard Life Investment Property Income Trust plc (REIT)		4,228	5,564
UK Commercial Property Trust Ltd.		9,325	13,348

Total Investment Companies (0.2%) (Cost $50,473)			58,583

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.9%)
Asset-Backed Securities (0.6%)
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A1 0.355%, 4/25/36 (l)		$53,888	50,640
Series 2007-CH2 AV1 0.347%, 1/25/37 (l)		36,905	35,178
RAMP Trust,
Series 2006-RZ4 A2 0.367%, 10/25/36 (l)		48,377	47,613
Structured Asset Securities Corp.,
Series 2007-WF2 A1 1.187%, 8/25/37 (l)		33,531	32,102

			165,533

Non-Agency CMO (0.3%)
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 5A1 6.500%, 9/25/33		13,547	13,533
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R 1A1 2.580%, 9/27/36 (l)§		50,225	50,488
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 0.967%, 5/25/34 (l)		23,317	21,349

			85,370

Total Asset-Backed and Mortgage-Backed Securities			250,903

Corporate Bonds (0.7%)
Capital Markets (0.3%)
Investment Banking & Brokerage (0.3%)
Goldman Sachs Group, Inc.
0.904%, 6/4/17 (l)		100,000	99,729

Total Capital Markets			99,729

Pharmaceuticals (0.4%)
Pharmaceuticals (0.4%)
Actavis Funding SCS
2.350%, 3/12/18		100,000	100,566

Total Pharmaceuticals			100,566

Total Corporate Bonds			200,295

Government Securities (41.7%)
Foreign Governments (24.4%)
Australia Government Bond
3.000% 9/20/25 (m)	AUD	100,000	109,141
Brazil Notas do Tesouro Nacional
(Zero Coupon), 1/1/19	BRL	400,000	83,789
Brazil Notas do Tesouro Nacional Serie B
6.000% 8/15/50		1,000	850
Canadian Government Bond
1.500% 12/1/44	CAD	54,634	54,881
Denmark Government Bond
0.100% 11/15/23	DKK	1,148,103	180,537
Deutsche Bundesrepublik Inflation Linked Bond
0.750% 4/15/18 (z)	EUR	447,796	520,362
France Government Bond OAT
1.000% 7/25/17 (z)		113,778	132,690
0.250% 7/25/18 (z)		625,992	726,319
0.100% 7/25/21 (z)		121,682	142,898
1.100% 7/25/22		215,475	269,432
2.250% 5/25/24 (z)		100,000	123,229
Hellenic Railways Organization S.A.
4.500% 12/6/16 (b)	JPY	1,500,000	6,771
Italy Buoni Poliennali Del Tesoro
2.250% 4/22/17 (m)	EUR	200,738	229,983
1.700% 9/15/18		101,320	118,887
2.350% 9/15/24 (m)		564,021	693,137
Mexican Udibonos
4.500% 12/4/25	MXN	1,876,750	136,320
4.000% 11/8/46		929,403	64,182
New Zealand Government Bond
2.000% 9/20/25 (m)	NZD	240,000	164,134
Republic of Greece
5.250% 2/1/16	JPY	9,300,000	44,830
Republic of Sweden
0.250% 6/1/22	SEK	251,539	32,620
Spain Government Bond
0.550% 11/30/19 (m)	EUR	301,071	338,838
United Kingdom Gilt
0.125% 3/22/24 (m)(z)	GBP	660,759	1,123,195
1.250% 11/22/32 (m)(z)		315,310	678,944
0.125% 3/22/44 (m)(z)		19,183	37,822
0.125% 3/22/58 (m)(z)		196,880	448,102
0.375% 3/22/62 (m)(z)		32,866	86,237
0.125% 3/22/68 (m)(z)		41,386	106,099

			6,654,229

U.S. Treasuries (17.3%)
U.S. Treasury Bonds
0.125% 4/15/20		$101,033	101,876
2.000% 1/15/26 TIPS		83,445	95,723
2.375% 1/15/27 TIPS		87,992	105,078
1.750% 1/15/28 TIPS		135,524	153,289
2.125% 2/15/40 TIPS		54,733	67,254
1.375% 2/15/44 TIPS		629,418	669,280
3.000% 11/15/44		130,000	127,052
0.750% 2/15/45 TIPS		100,475	91,366
U.S. Treasury Notes
0.125% 4/15/16 TIPS		214,378	215,283
0.125% 4/15/17 TIPS		72,918	73,852
0.125% 4/15/18 TIPS		307,059	311,660
0.125% 4/15/19 TIPS		1,413,622	1,431,240
1.875% 7/15/19 TIPS		110,810	120,842

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

0.625% 7/15/21 TIPS	$414,655	$428,029
0.125% 7/15/22 TIPS	124,492	123,554
0.125% 1/15/23 TIPS	205,006	201,436
0.375% 7/15/23 TIPS	122,002	122,397
0.625% 1/15/24 TIPS	101,401	103,121
0.125% 7/15/24 TIPS	99,643	97,216
0.250% 1/15/25 TIPS	99,892	97,992

		4,737,540

Total Government Securities		11,391,769

Total Long-Term Debt Securities (43.3%) (Cost $11,879,579)		11,842,967

SHORT-TERM INVESTMENTS:
Government Securities (3.3%)
Federal Home Loan Bank
0.03%, 9/18/15 (o)(p)	900,000	899,940

	Number of Shares	Value (Note 1)
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	223,679	223,679

Total Short-Term Investments (4.1%) (Cost $1,123,519)		1,123,619

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Euro-Bund
August 2015 @ $154.50*	1	970

Total Options Purchased (0.0%) (Cost $1,069)		970

Total Investments Before Options Written (117.2%) (Cost 31,572,137)		32,040,591

OPTIONS WRITTEN:
Call Option Written (0.0%)
Euro-Bund
August 2015 @ $157.50*	(1)	(323)

Put Option Written (0.0%)
Euro-Bund
August 2015 @ $147.00*	(1)	(424)

Total Options Written (0.0%) (Premiums Received $1,066)		(747)

Total Investments after Options Written (117.2%) (Cost $31,571,071)		32,039,844
Other Assets Less Liabilities (-17.2%)		(4,693,968)

Net Assets (100%)		$27,345,876

*	Non-income producing.
†	Security (totaling $3,742 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $59,547 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $4,015,632 or 14.7% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazillian Real
CVA	— Dutch Certification
CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
REIC	— Real Estate Investment Company
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	4.6%
Austria	0.2
Belgium	0.3
Brazil	0.3
Canada	2.4
Denmark	0.7
Finland	0.1
France	7.5
Germany	3.7
Greece	0.2
Hong Kong	5.3
Ireland	0.1
Israel	0.1
Italy	3.9
Japan	8.1
Luxembourg	0.4
Mexico	0.7%
Netherlands	0.3
New Zealand	0.7
Norway	0.0 #
Singapore	2.0
Spain	1.5
Sweden	0.8
Switzerland	0.6
United Kingdom	13.8
United States	58.9
Cash and Other	(17.2)

100.0%

# Less than 0.05%

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	7	September-15	$886,396	$883,203	$(3,193)
Euro-BTP	1	September-15	145,451	145,165	(286)

					$(3,479)

Sales
5 Year U.S. Treasury Notes	3	September-15	$358,215	$357,773	$442
90 Day Eurodollar	13	December-15	3,229,394	3,232,613	(3,219)
90 Day Eurodollar	7	March-16	1,732,345	1,737,400	(5,055)
90 Day Eurodollar	7	June-16	1,731,089	1,733,813	(2,724)
90 Day Eurodollar	7	September-16	1,726,271	1,729,875	(3,604)
90 Day Eurodollar	5	December-16	1,230,182	1,232,875	(2,693)
90 Day Eurodollar	5	March-17	1,229,450	1,230,562	(1,112)
Euro-Bund	2	September-15	334,885	338,914	(4,029)
U.S. Long Bond	1	September-15	150,912	150,844	68
U.S. Ultra Bond	3	September-15	468,466	462,188	6,278

					$(15,648)

					$(19,127)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	158	$121,905	$121,739	$166
Brazilian Real vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	22	6,927	6,962	(35)
British Pound vs. U.S. Dollar, expiring 7/2/15	Bank of America	1,560	2,450,602	2,467,936	(17,334)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	20	22,297	21,779	518
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	5	5,574	5,560	14
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	5	5,575	5,654	(79)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	49	54,628	55,423	(795)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	41	45,709	46,559	(850)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	1,720	1,917,339	1,953,595	(36,256)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	5	5,574	5,614	(40)
Singapore Dollar vs. U.S. Dollar, expiring 7/24/15	Bank of America	12	8,831	8,922	(91)

					$(54,782)

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	158	$120,614	$121,905	$(1,291)
Australian Dollar vs. U.S. Dollar, expiring 8/4/15	Bank of America	158	121,522	121,666	(144)
Brazilian Real vs. U.S. Dollar, expiring 7/2/15	Bank of America	22	7,001	6,927	74
Brazilian Real vs. U.S. Dollar, expiring 8/4/15	Credit Suisse	22	6,884	6,842	42
Brazilian Real vs. U.S. Dollar, expiring 1/5/16	Bank of America	259	77,625	77,922	(297)
British Pound vs. U.S. Dollar, expiring 7/2/15	Bank of America	1,450	2,228,836	2,279,019	(50,183)
British Pound vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	198	302,778	310,401	(7,623)
British Pound vs. U.S. Dollar, expiring 8/4/15	Credit Suisse	88	138,857	138,785	72
Canadian Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	73	58,448	58,447	1
Danish Krone vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	1,155	177,196	172,806	4,390
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Bank of America	3	3,369	3,345	24
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Credit Suisse	3,208	3,507,871	3,576,439	(68,568)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	114	127,721	127,151	570
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	1,366	1,525,331	1,523,783	1,548
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	53	59,341	59,114	227
Hong Kong Dollar vs. U.S. Dollar, expiring 9/11/15	Bank of America	186	24,012	24,015	(3)
Japanese Yen vs. U.S. Dollar, expiring 7/2/15	Bank of America	16,100	130,210	131,552	(1,342)
Korean Won vs. U.S. Dollar, expiring 7/24/15	Credit Suisse	32,700	30,211	29,300	911
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	422	27,156	26,840	316
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	99	6,490	6,296	194
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	195	12,787	12,402	385
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	12	804	784	20
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	95	6,199	6,042	157
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Credit Suisse	362	23,374	23,023	351
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Credit Suisse	2,045	133,090	130,074	3,016
New Zealand Dollar vs. U.S. Dollar, expiring 7/2/15	Bank of America	227	161,962	153,827	8,135
Swedish Krona vs. U.S. Dollar, expiring 8/12/15	Bank of America	210	25,189	25,354	(165)

					$(109,183)

					$(163,965)

Options Written:

Options written for the six months ended June 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2015	2	$1,188
Options Written	16	5,933
Options Terminated in Closing Purchase Transactions	(16)	(6,055)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2015	2	$1,066

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Total return swap contracts outstanding as of June 30, 2015:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	$8,076,946	$(315,509)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	200,601	(7,787)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	20,656	(811)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	31,918	(1,297)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	48,954	(1,946)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	80,287	(3,082)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	211,789	(8,273)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	40,903	(1,622)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	28,845	(1,136)

					$(341,463)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments) (a)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$165,533	$—	$165,533
Non-Agency CMO	—	85,370	—	85,370
Common Stocks
Financials	10,445,282	8,533,345	3,742	18,982,369
Health Care	32,083	—	—	32,083
Corporate Bonds
Financials	—	99,729	—	99,729
Health Care	—	100,566	—	100,566
Forward Currency Contracts	—	21,131	—	21,131
Futures	6,788	—	—	6,788
Government Securities
Foreign Governments	—	6,654,229	—	6,654,229
U.S. Treasuries	—	4,737,540	—	4,737,540
Investment Companies
Exchange Traded Funds (ETFs)	—	58,583	—	58,583
Options Purchased
Call Options Purchased	970	—	—	970
Short-Term Investments	223,679	899,940	—	1,123,619

Total Assets	$10,708,802	$21,355,966	$3,742	$32,068,510

Liabilities:
Forward Currency Contracts	$—	$(185,096)	$—	$(185,096)
Futures	(25,915)	—	—	(25,915)
Options Written
Call Options Written	(323)	—	—	(323)
Put Options Written	(424)	—	—	(424)
Total Return Swaps	—	(341,463)	—	(341,463)

Total Liabilities	$(26,662)	$(526,559)	$—	$(553,221)

Total	$10,682,140	$20,829,407	$3,742	$31,515,289

(a)	A security with a market value of $3,742 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$7,758	*
Foreign exchange contracts	Receivables	21,131

Total		$28,889

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(26,662	)*
Foreign exchange contracts	Payables	(185,096)
Equity contracts	Payables, Net assets – Unrealized depreciation	(341,463	)*

Total		$(553,221)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(3,945)	$(20,841)	$—	$—	$(24,786)
Foreign exchange contracts	—	—	441,739	—	441,739
Equity contracts	—	—	—	66,314	66,314

Total	$(3,945)	$(20,841)	$441,739	$66,314	$483,267

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$319	$20,901	$—	$—	$21,220
Foreign exchange contracts	—	—	(309,193)	—	(309,193)
Equity contracts	—	—	—	(369,433)	(369,433)

Total	$319	$20,901	$(309,193)	$(369,433)	$(657,406)

^ The Portfolio held options, forward foreign currency, futures and swap contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $12,572,000, options with an average notional balance of approximately $2,000 for five months, swaps with an average notional balance of approximately $8,605,000 and futures contracts with an average notional balance of approximately $7,439,000, during the six months ended June 30, 2015.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	$(132,492)	$(132,406)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(725,749)	(725,613)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(268,170)	(267,990)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(519,554)	(519,301)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(673,372)	(673,242)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(82,872)	(82,902)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(37,307)	(37,325)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(1,123,244)	(1,123,766)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(142,307)	(142,294)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(100,844)	(100,894)
BNP Paribas S.A.	(0.05)%	6/22/2015	7/16/2015	(122,890)	(122,728)
BNP Paribas S.A.	0.68%	6/22/2015	7/23/2015	(431,921)	(432,131)

					$(4,360,592)

(2)	The average amount of borrowings while outstanding during the six months ended June 30, 2015 was approximately $3,132,677 at a weighted average interest rate of 0.29%.
(3)	Payable for sale-buyback transactions includes ($130) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure(4)
BNP Paribas S.A.	$(4,360,592)	4,395,329	$34,737

(4)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2015 were as follows:

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$12,349	$(12,349)	$—	$—
Credit Suisse	8,782	(8,782)	—	—

Total	$21,131	$(21,131)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$449,042	$(12,349)	$—	$436,693
Credit Suisse	77,517	(8,782)	—	68,735

Total	$526,559	$(21,131)	$—	$505,428

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Sale-Buybacks Accounted for as Secured Borrowings

	June 30, 2015 Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$—	$—	$—
U.S. Treasury Notes	—	—	—	—	—
Foreign Governments	—	4,360,592	—	—	4,360,592

Total Borrowings	$—	$4,360,592	$—	$—	$4,360,592

Gross amount of recognized liabilities for sale-buybacks					$4,360,592

Note: Disaggregation reflects the securities purchased with the sale-buyback collateral.

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,579,228
Long-term U.S. government debt securities	1,481,688

$10,060,916

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,247,703
Long-term U.S. government debt securities	1,166,500

$7,414,203

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,520,009
Aggregate gross unrealized depreciation	(1,412,990)

Net unrealized appreciation	$107,019

Federal income tax cost of investments	$31,933,572

See Notes to Financial Statements.

1108

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EQ/REAL ESTATE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $31,572,137)	$32,040,591
Cash	47,568
Foreign cash (Cost $22,891)	22,646
Cash held as collateral at broker	25,000
Dividends, interest and other receivables	95,804
Due from broker for futures variation margin	43,497
Receivable from Separate Accounts for Trust shares sold	41,513
Unrealized appreciation on forward foreign currency contracts	21,131
Receivable for securities sold	53
Other assets	290

Total assets	32,338,093

LIABILITIES
Payable for sale-buyback financing transactions	4,360,592
Unrealized depreciation on swap contracts	341,463
Unrealized depreciation on forward foreign currency contracts	185,096
Payable to Separate Accounts for Trust shares redeemed	16,913
Administrative fees payable	2,815
Payable for securities purchased	2,548
Investment management fees payable	2,541
Distribution fees payable – Class IB	1,806
Options written, at value (Premiums received $1,066)	747
Trustees’ fees payable	88
Accrued expenses	77,608

Total liabilities	4,992,217

NET ASSETS	$27,345,876

Net assets were comprised of:
Paid in capital	$27,346,818
Accumulated undistributed net investment income (loss)	(59,731)
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	69,783
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(10,994)

Net assets	$27,345,876

Class IB
Net asset value, offering and redemption price per share, $8,690,788 / 861,023 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

Class K
Net asset value, offering and redemption price per share, $18,655,088 / 1,846,232 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11,095 foreign withholding tax)	$341,111
Interest	32,143

Total income	373,254

EXPENSES
Investment management fees	78,212
Custodian fees	52,564
Professional fees	20,581
Administrative fees	17,576
Distribution fees – Class IB	9,924
Interest expense	4,287
Printing and mailing expenses	734
Trustees’ fees	322
Miscellaneous	7,166

Gross expenses	191,366
Less: Waiver from investment manager	(56,310)

Net expenses	135,056

NET INVESTMENT INCOME (LOSS)	238,198

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(336,867)
Futures	(20,841)
Foreign currency transactions	514,402
Swaps	66,314
Options written	(3,945)

Net realized gain (loss)	219,063

Change in unrealized appreciation (depreciation) on:
Investments	(818,220)
Futures	20,901
Foreign currency translations	(260,210)
Swaps	(369,433)
Options Written	319

Net change in unrealized appreciation (depreciation)	(1,426,643)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,207,580)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(969,382)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$238,198	$416,581
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	219,063	1,231,634
Net change in unrealized appreciation (depreciation) on investments, options written, futures, foreign currency translations and swaps	(1,426,643)	1,948,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(969,382)	3,597,147

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(325,280)
Class K	—	(1,271,361)

	—	(1,596,641)

Distributions from net realized capital gains
Class IB	—	(58,233)
Class K	—	(217,676)

	—	(275,909)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,872,550)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 365,312 and 500,598 shares, respectively ]	3,968,779	5,316,424
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,943 shares, respectively ]	—	383,513
Capital shares repurchased [ (57,634) and (136,519) shares, respectively ]	(620,153)	(1,445,614)

Total Class IB transactions	3,348,626	4,254,323

Class K
Capital shares sold [ 150,066 and 400,785 shares, respectively ]	1,610,883	4,214,738
Capital shares issued in reinvestment of dividends and distributions [ 0 and 143,471 shares, respectively ]	—	1,489,037
Capital shares repurchased [ (335,350) and (382,218) shares, respectively ]	(3,675,077)	(4,119,170)

Total Class K transactions	(2,064,194)	1,584,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,284,432	5,838,928

TOTAL INCREASE (DECREASE) IN NET ASSETS	315,050	7,563,525
NET ASSETS:
Beginning of period	27,030,826	19,467,301

End of period (a)	$27,345,876	$27,030,826

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(59,731)	$(297,929)

See Notes to Financial Statements.

1110

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	0.12
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	(0.46)		1.44	(0.30)

Total from investment operations	(0.37)		1.60	(0.18)

Less distributions:
Dividends from net investment income	—		(0.65)	(0.09)
Distributions from net realized gains	—		(0.12)	(0.02)
Return of capital	—		—	(0.08)

Total dividends and distributions	—		(0.77)	(0.19)

Net asset value, end of period	$10.09		$10.46	$9.63

Total return (b)	(3.54)%		16.60%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,691		$5,787	$1,467
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13	%***	1.12%**	1.10%
Before waivers and reimbursements (a)(f)	1.53	%***	2.04%**	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.70%		1.52%	1.40	%(l)
Before waivers and reimbursements (a)(f)	1.30%		0.59%	0.05	%(l)
Portfolio turnover rate (z)^	24%		48%	233%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.15
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	(0.45)		1.44	(0.31)

Total from investment operations	(0.36)		1.63	(0.16)

Less distributions:
Dividends from net investment income	—		(0.68)	(0.11)
Distributions from net realized gains	—		(0.12)	(0.02)
Return of capital	—		—	(0.08)

Total dividends and distributions	—		(0.80)	(0.21)

Net asset value, end of period	$10.10		$10.46	$9.63

Total return (b)	(3.44)%		16.91%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,655		$21,244	$18,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88	%***	0.87%**	0.85%
Before waivers and reimbursements (a)(f)	1.28	%***	1.69%**	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.67%		1.79%	1.67	%(l)
Before waivers and reimbursements (a)(f)	1.27%		0.96%	0.38	%(l)
Portfolio turnover rate (z)^	24%		48%	233%
*	Commencement of Operations.
**	Includes Interest Expense of 0.02%.
***	Includes Interest Expense of 0.03%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1112

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	24.1%
Information Technology	17.0
Health Care	16.0
Consumer Discretionary	14.5
Industrials	12.7
Materials	4.0
Energy	3.8
Utilities	3.2
Consumer Staples	3.2
Telecommunication Services	0.8
Investment Companies	0.4
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,045.30	$3.15
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11
Class IB
Actual	1,000.00	1,046.20	3.15
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11
Class K
Actual	1,000.00	1,046.20	1.88
Hypothetical (5% average return before expenses)	1,000.00	1,022.96	1.86

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.62%, 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1113

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$952,973
Cooper Tire & Rubber Co.	33,322	1,127,283
Cooper-Standard Holding, Inc.*	7,900	485,613
Dana Holding Corp.	99,465	2,046,990
Dorman Products, Inc.*	17,700	843,582
Drew Industries, Inc.	18,670	1,083,233
Federal-Mogul Holdings Corp.*	15,100	171,385
Gentherm, Inc.*	22,600	1,240,966
Metaldyne Performance Group, Inc.	1,100	19,965
Modine Manufacturing Co.*	32,900	353,017
Motorcar Parts of America, Inc.*	10,300	309,927
Remy International, Inc.	17,795	393,448
Standard Motor Products, Inc.	12,800	449,536
Stoneridge, Inc.*	6,100	71,431
Tenneco, Inc.*	38,897	2,234,244
Tower International, Inc.*	11,900	309,995

		12,093,588

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	409,192

Distributors (0.3%)
Core-Mark Holding Co., Inc.	16,000	948,000
Pool Corp.	24,578	1,724,884

		2,672,884

Diversified Consumer Services (1.2%)
2U, Inc.*	13,500	434,565
American Public Education, Inc.*	13,807	355,116
Apollo Education Group, Inc.*	53,300	686,504
Ascent Capital Group, Inc., Class A*	8,731	373,163
Bright Horizons Family Solutions, Inc.*	21,090	1,219,002
Capella Education Co.	7,045	378,105
Chegg, Inc.*	38,400	301,056
DeVry Education Group, Inc.	36,000	1,079,280
Grand Canyon Education, Inc.*	30,748	1,303,715
Houghton Mifflin Harcourt Co.*	77,300	1,947,960
K12, Inc.*	21,984	278,098
LifeLock, Inc.*	53,300	874,120
Regis Corp.*	32,152	506,716
Sotheby’s, Inc.	35,102	1,588,014
Steiner Leisure Ltd.*	13,032	700,861
Strayer Education, Inc.*	6,500	280,150
Universal Technical Institute, Inc.	11,100	95,460
Weight Watchers International, Inc.*	3,700	17,945

		12,419,830

Hotels, Restaurants & Leisure (3.4%)
Belmond Ltd., Class A*	71,509	893,147
Biglari Holdings, Inc.*	891	368,651
BJ’s Restaurants, Inc.*	17,234	834,987

Bloomin’ Brands, Inc.	70,000	1,494,500
Bob Evans Farms, Inc.	14,890	760,135
Boyd Gaming Corp.*	38,300	572,585
Buffalo Wild Wings, Inc.*	11,300	1,770,597
Caesars Acquisition Co., Class A*	23,400	160,992
Cheesecake Factory, Inc.	32,221	1,757,172
Churchill Downs, Inc.	9,293	1,162,090
Chuy’s Holdings, Inc.*	11,000	294,690
ClubCorp Holdings, Inc.	24,800	592,224
Cracker Barrel Old Country Store, Inc.	13,023	1,942,511
Dave & Buster’s Entertainment, Inc.*	9,400	339,246
Del Frisco’s Restaurant Group, Inc.*	8,900	165,807
Denny’s Corp.*	47,600	552,636
Diamond Resorts International, Inc.*	20,400	643,620
DineEquity, Inc.	11,281	1,117,834
El Pollo Loco Holdings, Inc.*	12,700	263,017
Fiesta Restaurant Group, Inc.*	15,400	770,000
International Speedway Corp., Class A	21,600	792,072
Interval Leisure Group, Inc.	25,200	575,820
Intrawest Resorts Holdings, Inc.*	700	8,134
Isle of Capri Casinos, Inc.*	12,700	230,505
Jack in the Box, Inc.	21,139	1,863,614
Krispy Kreme Doughnuts, Inc.*	44,500	857,070
La Quinta Holdings, Inc.*	52,900	1,208,765
Marcus Corp.	10,900	209,062
Marriott Vacations Worldwide Corp.	14,600	1,339,550
Noodles & Co.*	2,600	37,960
Papa John’s International, Inc.	19,342	1,462,449
Penn National Gaming, Inc.*	45,300	831,255
Pinnacle Entertainment, Inc.*	39,500	1,472,560
Popeyes Louisiana Kitchen, Inc.*	13,600	815,864
Potbelly Corp.*	600	7,350
Red Robin Gourmet Burgers, Inc.*	8,200	703,724
Ruby Tuesday, Inc.*	21,800	136,686
Ruth’s Hospitality Group, Inc.	15,900	256,308
Scientific Games Corp., Class A*	31,300	486,402
SeaWorld Entertainment, Inc.	38,600	711,784
Shake Shack, Inc., Class A*	5,200	313,404
Sonic Corp.	35,938	1,035,014
Speedway Motorsports, Inc.	11,100	251,415
Texas Roadhouse, Inc.	39,618	1,482,902
Vail Resorts, Inc.	22,994	2,510,945
Zoe’s Kitchen, Inc.*	10,900	446,246

		36,503,301

Household Durables (1.2%)
Beazer Homes USA, Inc.*	16,000	319,200
Cavco Industries, Inc.*	4,000	301,760
Ethan Allen Interiors, Inc.	21,554	567,732
Helen of Troy Ltd.*	16,498	1,608,390

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Hovnanian Enterprises, Inc., Class A*	14,085	$37,466
iRobot Corp.*	15,900	506,892
KB Home	56,500	937,900
La-Z-Boy, Inc.	34,709	914,235
Libbey, Inc.	10,600	438,098
M.D.C. Holdings, Inc.	27,500	824,175
M/I Homes, Inc.*	13,600	335,512
Meritage Homes Corp.*	24,439	1,150,833
NACCO Industries, Inc., Class A	2,100	127,596
Ryland Group, Inc.	31,356	1,453,978
Standard Pacific Corp.*	100,400	894,564
Taylor Morrison Home Corp., Class A*	18,400	374,624
TRI Pointe Homes, Inc.*	85,601	1,309,695
Universal Electronics, Inc.*	9,800	488,432
WCI Communities, Inc.*	100	2,439
William Lyon Homes, Class A*	8,200	210,494

		12,804,015

Internet & Catalog Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	14,400	150,624
Blue Nile, Inc.*	5,000	151,950
EVINE Live, Inc.*	1,900	5,111
FTD Cos., Inc.*	13,154	370,811
HSN, Inc.	22,868	1,605,105
Lands’ End, Inc.*	9,500	235,885
Liberty TripAdvisor Holdings, Inc.*	42,200	1,359,684
Nutrisystem, Inc.	16,600	413,008
Orbitz Worldwide, Inc.*	63,100	720,602
Overstock.com, Inc.*	300	6,762
Shutterfly, Inc.*	25,497	1,219,012
Travelport Worldwide Ltd.	59,600	821,288
Wayfair, Inc., Class A*	7,300	274,772
zulily, Inc., Class A*	37,000	482,480

		7,817,094

Leisure Products (0.3%)
Arctic Cat, Inc.	4,400	146,124
Callaway Golf Co.	52,763	471,701
Nautilus, Inc.*	18,300	393,633
Performance Sports Group Ltd.*	25,600	460,800
Smith & Wesson Holding Corp.*	48,135	798,560
Sturm Ruger & Co., Inc.	14,400	827,280

		3,098,098

Media (1.6%)
AMC Entertainment Holdings, Inc., Class A	12,866	394,729
Carmike Cinemas, Inc.*	15,100	400,754
Central European Media Enterprises Ltd., Class A*	4,100	8,938
Crown Media Holdings, Inc., Class A*	84,111	380,182
Cumulus Media, Inc., Class A*	78,100	158,543
DreamWorks Animation SKG, Inc., Class A*	42,900	1,131,702

Entercom Communications Corp., Class A*	500	5,710
Eros International plc*	16,000	401,920
EW Scripps Co., Class A	34,312	784,029
Global Eagle Entertainment, Inc.*	23,200	302,064
Gray Television, Inc.*	35,600	558,208
Harte-Hanks, Inc.	14,700	87,612
Hemisphere Media Group, Inc.*	200	2,380
IMAX Corp.*	34,100	1,373,207
Journal Media Group, Inc.	9,003	74,635
Loral Space & Communications, Inc.*	10,096	637,259
MDC Partners, Inc., Class A	22,200	437,340
Media General, Inc.*	46,400	766,528
Meredith Corp.	20,700	1,079,505
National CineMedia, Inc.	38,023	606,847
New Media Investment Group, Inc.	25,900	464,387
New York Times Co., Class A	80,000	1,092,000
Nexstar Broadcasting Group, Inc., Class A	19,900	1,114,400
Rentrak Corp.*	5,700	397,860
Scholastic Corp.	22,160	977,921
Sinclair Broadcast Group, Inc., Class A	46,300	1,292,233
Time, Inc.	63,600	1,463,436
World Wrestling Entertainment, Inc., Class A	10,400	171,600

		16,565,929

Multiline Retail (0.4%)
Big Lots, Inc.	30,400	1,367,696
Burlington Stores, Inc.*	42,600	2,181,120
Fred’s, Inc., Class A	35,015	675,439
Tuesday Morning Corp.*	29,000	326,685

		4,550,940

Specialty Retail (3.3%)
Abercrombie & Fitch Co., Class A	39,300	845,343
American Eagle Outfitters, Inc.	112,100	1,930,362
America’s Car-Mart, Inc.*	3,300	162,756
ANN, Inc.*	27,004	1,304,023
Asbury Automotive Group, Inc.*	16,142	1,462,788
Ascena Retail Group, Inc.*	79,200	1,319,076
Barnes & Noble, Inc.*	28,600	742,456
bebe stores, Inc.	2,100	4,200
Buckle, Inc.	17,889	818,779
Build-A-Bear Workshop, Inc.*	300	4,797
Caleres, Inc.	27,663	879,130
Cato Corp., Class A	15,723	609,423
Chico’s FAS, Inc.	80,900	1,345,367
Children’s Place, Inc.	15,690	1,026,283
Conn’s, Inc.*	14,400	571,680
Container Store Group, Inc.*	9,700	163,639
Express, Inc.*	63,700	1,153,607
Finish Line, Inc., Class A	29,613	823,834
Five Below, Inc.*	31,305	1,237,487
Francesca’s Holdings Corp.*	24,800	334,056
Genesco, Inc.*	16,957	1,119,671

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Group 1 Automotive, Inc.	14,737	$1,338,562
Guess?, Inc.	35,400	678,618
Haverty Furniture Cos., Inc.	13,300	287,546
Hibbett Sports, Inc.*	19,355	901,556
Kirkland’s, Inc.	900	25,083
Lithia Motors, Inc., Class A	12,900	1,459,764
Lumber Liquidators Holdings, Inc.*	16,776	347,431
MarineMax, Inc.*	14,400	338,544
Mattress Firm Holding Corp.*	11,600	707,020
Men’s Wearhouse, Inc.	29,451	1,886,926
Monro Muffler Brake, Inc.	21,604	1,342,905
Outerwall, Inc.	12,286	935,087
Pep Boys-Manny, Moe & Jack*	39,777	488,064
Pier 1 Imports, Inc.	50,156	633,470
Rent-A-Center, Inc.	34,103	966,820
Restoration Hardware Holdings, Inc.*	20,300	1,981,889
Select Comfort Corp.*	31,200	938,184
Shoe Carnival, Inc.	5,800	167,388
Sonic Automotive, Inc., Class A	30,125	717,879
Stage Stores, Inc.	15,674	274,765
Stein Mart, Inc.	9,200	96,324
Systemax, Inc.*	10,371	89,605
Tile Shop Holdings, Inc.*	5,600	79,464
Tilly’s, Inc., Class A*	8,700	84,129
Vitamin Shoppe, Inc.*	21,000	782,670
Zumiez, Inc.*	12,700	338,201

		35,746,651

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	19,268	1,164,943
Crocs, Inc.*	63,734	937,527
Deckers Outdoor Corp.*	19,500	1,403,415
G-III Apparel Group Ltd.*	24,200	1,702,470
Iconix Brand Group, Inc.*	29,331	732,395
Movado Group, Inc.	12,300	334,068
Oxford Industries, Inc.	10,300	900,735
Steven Madden Ltd.*	31,740	1,357,837
Tumi Holdings, Inc.*	32,400	664,848
Unifi, Inc.*	2,200	73,700
Vera Bradley, Inc.*	527	5,939
Vince Holding Corp.*	500	5,990
Wolverine World Wide, Inc.	64,280	1,830,695

		11,114,562

Total Consumer Discretionary		155,796,084

Consumer Staples (3.2%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,974	1,153,918
Coca-Cola Bottling Co. Consolidated	1,600	241,712
National Beverage Corp.*	8,900	200,161

		1,595,791

Food & Staples Retailing (1.0%)
Andersons, Inc.	16,409	639,951
Casey’s General Stores, Inc.	22,113	2,117,098
Chefs’ Warehouse, Inc.*	3,300	70,092
Diplomat Pharmacy, Inc.*	20,400	912,900
Fresh Market, Inc.*	24,700	793,858

Ingles Markets, Inc., Class A	7,600	363,052
Natural Grocers by Vitamin Cottage, Inc.*	6,100	150,182
PriceSmart, Inc.	13,052	1,190,864
Smart & Final Stores, Inc.*	9,000	160,830
SpartanNash Co.	23,270	757,206
SUPERVALU, Inc.*	147,800	1,195,702
United Natural Foods, Inc.*	32,188	2,049,732
Village Super Market, Inc., Class A	200	6,338
Weis Markets, Inc.	7,751	326,705

		10,734,510

Food Products (1.5%)
Alico, Inc.	300	13,608
B&G Foods, Inc.	31,800	907,254
Boulder Brands, Inc.*	43,200	299,808
Calavo Growers, Inc.	7,800	405,054
Cal-Maine Foods, Inc.	23,384	1,220,645
Darling Ingredients, Inc.*	100,099	1,467,451
Dean Foods Co.	53,900	871,563
Diamond Foods, Inc.*	12,937	405,963
Farmer Bros Co.*	3,717	87,350
Fresh Del Monte Produce, Inc.	26,804	1,036,243
Freshpet, Inc.*	7,300	135,780
J&J Snack Foods Corp.	8,603	952,094
John B. Sanfilippo & Son, Inc.	2,300	119,370
Lancaster Colony Corp.	13,737	1,248,006
Landec Corp.*	800	11,544
Lifeway Foods, Inc.*	12,815	245,920
Limoneira Co.	500	11,115
Post Holdings, Inc.*	30,500	1,644,865
Sanderson Farms, Inc.	13,793	1,036,682
Seaboard Corp.*	167	601,033
Seneca Foods Corp., Class A*	5,400	149,958
Snyder’s-Lance, Inc.	34,640	1,117,833
Tootsie Roll Industries, Inc.	14,056	454,149
TreeHouse Foods, Inc.*	24,033	1,947,394

		16,390,682

Household Products (0.1%)
Central Garden & Pet Co., Class A*	16,933	193,206
HRG Group, Inc.*	47,900	622,700
WD-40 Co.	8,227	717,065

		1,532,971

Personal Products (0.2%)
Elizabeth Arden, Inc.*	19,800	282,348
Inter Parfums, Inc.	9,100	308,763
Medifast, Inc.*	800	25,856
Revlon, Inc., Class A*	6,800	249,628
Synutra International, Inc.*	46,100	329,615
USANA Health Sciences, Inc.*	3,500	478,310

		1,674,520

Tobacco (0.2%)
Universal Corp.	16,753	960,282
Vector Group Ltd.	40,332	946,189

		1,906,471

Total Consumer Staples		33,834,945

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (3.8%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.	36,500	$965,060
Basic Energy Services, Inc.*	18,300	138,165
Bristow Group, Inc.	23,080	1,230,164
C&J Energy Services Ltd.*	31,700	418,440
CARBO Ceramics, Inc.	13,400	557,842
Era Group, Inc.*	13,600	278,528
Exterran Holdings, Inc.	36,800	1,201,520
FMSA Holdings, Inc.*	28,400	232,596
Forum Energy Technologies, Inc.*	34,400	697,632
Geospace Technologies Corp.*	9,000	207,450
Gulfmark Offshore, Inc., Class A	19,255	223,358
Helix Energy Solutions Group, Inc.*	70,200	886,626
Hornbeck Offshore Services, Inc.*	25,534	524,213
ION Geophysical Corp.*	105,500	112,885
Key Energy Services, Inc.*	107,572	193,630
Matrix Service Co.*	18,600	340,008
McDermott International, Inc.*	136,900	731,046
Natural Gas Services Group, Inc.*	9,077	207,137
Newpark Resources, Inc.*	70,202	570,742
North Atlantic Drilling Ltd.	43,684	51,984
Oil States International, Inc.*	29,100	1,083,393
Parker Drilling Co.*	102,029	338,737
PHI, Inc. (Non-Voting)*	9,000	270,180
Pioneer Energy Services Corp.*	43,400	275,156
RigNet, Inc.*	7,600	232,332
SEACOR Holdings, Inc.*	13,600	964,784
Tesco Corp.	20,200	220,180
TETRA Technologies, Inc.*	70,061	446,989
Tidewater, Inc.	26,600	604,618
U.S. Silica Holdings, Inc.	31,000	910,160
Unit Corp.*	28,500	772,920

		15,888,475

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	37,600	110,920
Alon USA Energy, Inc.	16,000	302,400
Approach Resources, Inc.*	23,400	160,290
Bill Barrett Corp.*	36,802	316,129
Bonanza Creek Energy, Inc.*	23,300	425,225
Callon Petroleum Co.*	38,800	322,816
Carrizo Oil & Gas, Inc.*	30,203	1,487,196
Clayton Williams Energy, Inc.*	5,400	355,050
Clean Energy Fuels Corp.*	47,059	264,472
Cloud Peak Energy, Inc.*	44,777	208,661
Contango Oil & Gas Co.*	10,649	130,663
Delek U.S. Holdings, Inc.	34,200	1,259,244
DHT Holdings, Inc.	53,100	412,587
Dorian LPG Ltd.*	4,300	71,724
Eclipse Resources Corp.*	35,794	188,276
Energy XXI Ltd.	56,882	149,600
Erin Energy Corp.*	7,800	30,498
EXCO Resources, Inc.	131,800	155,524
Frontline Ltd.*	31,700	77,348
GasLog Ltd.	20,100	400,995
Gastar Exploration, Inc.*	12,400	38,316

Green Plains, Inc.	21,700	597,835
Halcon Resources Corp.*	140,150	162,574
Isramco, Inc.*	1,521	209,928
Jones Energy, Inc., Class A*	16,500	149,325
Jura Energy Corp.*	690	69
Magnum Hunter Resources Corp.*	104,900	196,163
Matador Resources Co.*	42,300	1,057,500
Navios Maritime Acquisition Corp.	16,800	60,312
Nordic American Tankers Ltd.	51,101	727,167
Northern Oil and Gas, Inc.*	45,861	310,479
Oasis Petroleum, Inc.*	78,600	1,245,810
Par Petroleum Corp.*	900	16,848
Parsley Energy, Inc., Class A*	47,100	820,482
PDC Energy, Inc.*	21,161	1,135,076
Peabody Energy Corp.	156,800	343,392
Penn Virginia Corp.*	35,300	154,614
Renewable Energy Group, Inc.*	9,700	112,132
REX American Resources Corp.*	3,600	229,104
Rex Energy Corp.*	24,000	134,160
Rosetta Resources, Inc.*	39,624	916,899
RSP Permian, Inc.*	30,856	867,362
Sanchez Energy Corp.*	29,500	289,100
SandRidge Energy, Inc.*	98,500	86,385
Scorpio Tankers, Inc.	110,000	1,109,900
SemGroup Corp., Class A	25,600	2,034,688
Ship Finance International Ltd.	36,005	587,602
Solazyme, Inc.*	32,400	101,736
Stone Energy Corp.*	32,982	415,243
Synergy Resources Corp.*	47,300	540,639
Teekay Tankers Ltd., Class A	47,757	315,674
Triangle Petroleum Corp.*	36,900	185,238
Ultra Petroleum Corp.*	86,500	1,082,980
W&T Offshore, Inc.	37,044	203,001
Western Refining, Inc.	40,203	1,753,655
Westmoreland Coal Co.*	8,700	180,786

		25,201,792

Total Energy		41,090,267

Financials (24.1%)
Banks (8.4%)
1st Source Corp.	8,520	290,702
American National Bankshares, Inc.	200	4,762
Ameris Bancorp	17,854	451,528
Ames National Corp.	5,050	126,755
Arrow Financial Corp.	5,066	136,934
Banc of California, Inc.	3,800	52,250
BancFirst Corp.	1,200	78,540
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	794,235
Bancorp, Inc.*	19,200	178,176
BancorpSouth, Inc.	61,300	1,579,088
Bank of Marin Bancorp/California	1,800	91,566
Bank of the Ozarks, Inc.	49,576	2,268,102
Banner Corp.	12,000	575,160
BB&T Corp.	1	23

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

BBCN Bancorp, Inc.	48,269	$713,899
Berkshire Hills Bancorp, Inc.	22,894	652,021
Blue Hills Bancorp, Inc.*	2,000	28,000
BNC Bancorp	2,100	40,593
Boston Private Financial Holdings, Inc.	61,370	822,972
Bridge Bancorp, Inc.	4,081	108,922
Bridge Capital Holdings*	12,800	381,440
Bryn Mawr Bank Corp.	4,380	132,101
C1 Financial, Inc.*	500	9,690
Camden National Corp.	2,900	112,230
Capital Bank Financial Corp., Class A*	16,800	488,376
Capital City Bank Group, Inc.	5,600	85,512
Cardinal Financial Corp.	20,800	453,232
Cascade Bancorp*	31,239	161,818
Cathay General Bancorp	52,247	1,695,415
CenterState Banks, Inc.	25,693	347,112
Central Pacific Financial Corp.	10,600	251,750
Chemical Financial Corp.	17,541	579,905
Citizens & Northern Corp.	6,302	129,506
City Holding Co.	14,550	716,588
CNB Financial Corp./Pennsylvania	3,600	66,240
CoBiz Financial, Inc.	13,221	172,798
Columbia Banking System, Inc.	39,385	1,281,588
Community Bank System, Inc.	25,878	977,412
Community Trust Bancorp, Inc.	14,025	489,052
CommunityOne Bancorp*	4,372	47,086
ConnectOne Bancorp, Inc.	16,900	363,857
CU Bancorp*	300	6,648
Customers Bancorp, Inc.*	14,900	400,661
CVB Financial Corp.	69,987	1,232,471
Eagle Bancorp, Inc.*	13,750	604,450
Enterprise Financial Services Corp.	6,595	150,168
F.N.B. Corp./Pennsylvania	94,051	1,346,810
FCB Financial Holdings, Inc., Class A*	15,800	502,440
Fidelity Southern Corp.	700	12,208
Financial Institutions, Inc.	5,600	139,104
First Bancorp, Inc./Maine	4,019	78,129
First Bancorp/North Carolina	7,810	130,271
First BanCorp/Puerto Rico*	52,500	253,050
First Busey Corp.	43,306	284,520
First Business Financial Services, Inc.	100	4,688
First Citizens BancShares, Inc./North Carolina, Class A	5,600	1,473,024
First Commonwealth Financial Corp.	76,813	736,637
First Community Bancshares, Inc./Virginia	7,000	127,540
First Connecticut Bancorp, Inc./Connecticut	14,700	233,289
First Financial Bancorp	47,316	848,849
First Financial Bankshares, Inc.	41,224	1,427,999
First Financial Corp./Indiana	4,400	157,344
First Interstate BancSystem, Inc., Class A	10,400	288,496
First Merchants Corp.	20,400	503,880

First Midwest Bancorp, Inc./Illinois	43,668	828,382
First NBC Bank Holding Co.*	8,600	309,600
First of Long Island Corp.	4,450	123,354
FirstMerit Corp.	94,514	1,968,727
Flushing Financial Corp.	24,842	521,930
Fulton Financial Corp.	99,800	1,303,388
German American Bancorp, Inc.	5,300	156,085
Glacier Bancorp, Inc.	47,014	1,383,152
Great Southern Bancorp, Inc.	4,730	199,322
Great Western Bancorp, Inc.	23,300	561,763
Green Bancorp, Inc.*	1,200	18,432
Guaranty Bancorp	100	1,651
Hancock Holding Co.	43,986	1,403,593
Hanmi Financial Corp.	23,900	593,676
Heartland Financial USA, Inc.	7,900	294,038
Heritage Financial Corp./Washington	17,362	310,259
Heritage Oaks Bancorp	600	4,722
Hilltop Holdings, Inc.*	42,000	1,011,780
Home BancShares, Inc./Arkansas	31,200	1,140,672
HomeTrust Bancshares, Inc.*	800	13,408
Horizon Bancorp/Indiana	200	4,992
Hudson Valley Holding Corp.	7,200	203,112
IBERIABANK Corp.	21,585	1,472,745
Independent Bank Corp./Massachusetts	19,586	918,388
Independent Bank Corp./Michigan	1,300	17,628
Independent Bank Group, Inc.	2,400	102,960
International Bancshares Corp.	34,190	918,685
Investors Bancorp, Inc.	206,440	2,539,212
Lakeland Bancorp, Inc.	17,435	207,302
Lakeland Financial Corp.	12,400	537,788
LegacyTexas Financial Group, Inc.	25,560	771,912
MainSource Financial Group, Inc.	11,481	252,008
MB Financial, Inc.	41,451	1,427,572
Mercantile Bank Corp.	500	10,705
Merchants Bancshares, Inc./Vermont	1,700	56,219
Metro Bancorp, Inc.	7,323	191,423
MidWestOne Financial Group, Inc.	100	3,292
National Bank Holdings Corp., Class A	35,400	737,382
National Bankshares, Inc./Virginia	100	2,926
National Penn Bancshares, Inc.	79,791	900,043
NBT Bancorp, Inc.	24,582	643,311
NewBridge Bancorp	800	7,144
OFG Bancorp	39,100	417,197
Old National Bancorp/Indiana	75,539	1,092,294
Opus Bank	3,600	130,248
Pacific Continental Corp.	8,830	119,470
Pacific Premier Bancorp, Inc.*	1,000	16,960
Palmetto Bancshares, Inc.	200	3,954
Park National Corp.	10,148	886,631
Park Sterling Corp.	1,500	10,800

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Peapack-Gladstone Financial Corp.	500	$11,110
Penns Woods Bancorp, Inc.	1,100	48,499
Peoples Bancorp, Inc./Ohio	6,420	149,843
Peoples Financial Services Corp.	400	15,844
Pinnacle Financial Partners, Inc.	25,800	1,402,746
Preferred Bank/California	1,100	33,055
PrivateBancorp, Inc.	44,370	1,766,813
Prosperity Bancshares, Inc.	40,184	2,320,224
Renasant Corp.	16,481	537,281
Republic Bancorp, Inc./Kentucky, Class A	4,800	123,360
S&T Bancorp, Inc.	20,325	601,417
Sandy Spring Bancorp, Inc.	19,851	555,431
Seacoast Banking Corp. of Florida*	2,500	39,500
ServisFirst Bancshares, Inc.	12,600	473,382
Sierra Bancorp	5,766	99,809
Simmons First National Corp., Class A	16,900	788,892
South State Corp.	15,880	1,206,721
Southside Bancshares, Inc.	14,948	436,930
Southwest Bancorp, Inc./Oklahoma	8,957	166,690
Square 1 Financial, Inc., Class A*	10,100	276,235
State Bank Financial Corp.	23,200	503,440
Sterling Bancorp/Delaware	56,593	831,917
Stock Yards Bancorp, Inc.	5,400	204,066
Stonegate Bank	400	11,868
Suffolk Bancorp	4,162	106,797
Sun Bancorp, Inc./New Jersey*	14,160	272,580
Susquehanna Bancshares, Inc.	102,937	1,453,470
Talmer Bancorp, Inc., Class A	30,800	515,900
Texas Capital Bancshares, Inc.*	26,123	1,625,896
Tompkins Financial Corp.	9,900	531,828
Towne Bank/Virginia	31,540	513,787
TriCo Bancshares	13,016	313,035
TriState Capital Holdings, Inc.*	1,400	18,102
Triumph Bancorp, Inc.*	600	7,890
Trustmark Corp.	42,980	1,073,640
UMB Financial Corp.	21,518	1,226,956
Umpqua Holdings Corp.	124,522	2,240,151
Union Bankshares Corp.	29,755	691,506
United Bankshares, Inc./West Virginia	43,305	1,742,160
United Community Banks, Inc./Georgia	23,900	498,793
Univest Corp. of Pennsylvania	5,034	102,492
Valley National Bancorp	116,846	1,204,682
Washington Trust Bancorp, Inc.	9,900	390,852
Webster Financial Corp.	56,165	2,221,326
WesBanco, Inc.	22,394	761,844
West Bancorp, Inc.	400	7,936
Westamerica Bancorp	17,874	905,318
Western Alliance Bancorp*	51,260	1,730,538
Wilshire Bancorp, Inc.	45,700	577,191
Wintrust Financial Corp.	24,912	1,329,803
Yadkin Financial Corp.*	3,900	81,705

		90,383,100

Capital Markets (1.5%)
Actua Corp.*	26,300	375,038
Arlington Asset Investment Corp., Class A	11,400	222,984
Ashford, Inc.*	502	43,809
BGC Partners, Inc., Class A	100,400	878,500
Calamos Asset Management, Inc., Class A	1,000	12,250
Cohen & Steers, Inc.	14,609	497,875
Cowen Group, Inc., Class A*	66,200	423,680
Diamond Hill Investment Group, Inc.	1,113	222,222
Evercore Partners, Inc., Class A	20,411	1,101,378
Fifth Street Asset Management, Inc.	4,400	45,232
Financial Engines, Inc.	32,600	1,384,848
GAMCO Investors, Inc., Class A	3,700	254,227
Greenhill & Co., Inc.	20,700	855,531
HFF, Inc., Class A	21,300	888,849
INTL FCStone, Inc.*	5,400	179,496
Investment Technology Group, Inc.	26,900	667,120
Janus Capital Group, Inc.	101,100	1,730,832
KCG Holdings, Inc., Class A*	23,146	285,390
Ladenburg Thalmann Financial Services, Inc.*	14,900	52,150
Medley Management, Inc., Class A	700	8,288
Moelis & Co., Class A	4,000	114,840
OM Asset Management plc	4,400	78,276
Oppenheimer Holdings, Inc., Class A	4,200	110,376
Piper Jaffray Cos.*	11,300	493,132
Pzena Investment Management, Inc., Class A	28,511	315,046
RCS Capital Corp., Class A*	13,600	104,176
Safeguard Scientifics, Inc.*	7,400	144,004
Stifel Financial Corp.*	40,686	2,349,210
Virtus Investment Partners, Inc.	4,278	565,765
Walter Investment Management Corp.*	25,102	574,083
Westwood Holdings Group, Inc.	2,397	142,789
WisdomTree Investments, Inc.	68,000	1,493,620

		16,615,016

Consumer Finance (0.6%)
Cash America International, Inc.	17,938	469,796
Encore Capital Group, Inc.*	15,600	666,744
Enova International, Inc.*	16,413	306,595
Ezcorp, Inc., Class A*	37,296	277,109
First Cash Financial Services, Inc.*	20,968	955,931
Green Dot Corp., Class A*	17,100	326,952
JG Wentworth Co., Class A*	1,100	10,120
Nelnet, Inc., Class A	16,369	708,942
PRA Group, Inc.*	28,848	1,797,519
Regional Management Corp.*	200	3,572
World Acceptance Corp.*	7,381	454,005

		5,977,285

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Diversified Financial Services (0.3%)
FNFV Group*	45,200	$695,176
GAIN Capital Holdings, Inc.	11,400	108,984
MarketAxess Holdings, Inc.	21,612	2,004,945
Marlin Business Services Corp.	400	6,752
NewStar Financial, Inc.*	14,900	163,900
PHH Corp.*	29,115	757,864
PICO Holdings, Inc.*	2,700	39,744
Resource America, Inc., Class A	700	5,887

		3,783,252

Insurance (2.5%)
Ambac Financial Group, Inc.*	30,500	507,520
American Equity Investment Life Holding Co.	49,493	1,335,321
AMERISAFE, Inc.	14,200	668,252
Argo Group International Holdings Ltd.	16,645	927,126
Atlas Financial Holdings, Inc.*	100	1,983
Baldwin & Lyons, Inc., Class B	4,923	113,327
Citizens, Inc./Texas*	17,649	131,662
CNO Financial Group, Inc.	111,201	2,040,538
Crawford & Co., Class B	1,000	8,430
Donegal Group, Inc., Class A	7,144	108,803
eHealth, Inc.*	1,200	15,228
EMC Insurance Group, Inc.	1,800	45,126
Employers Holdings, Inc.	19,701	448,789
Enstar Group Ltd.*	6,488	1,005,316
FBL Financial Group, Inc., Class A	5,600	323,232
Federated National Holding Co.	4,600	111,320
Fidelity & Guaranty Life	6,200	146,506
First American Financial Corp.	61,300	2,280,973
Global Indemnity plc*	10,000	280,800
Greenlight Capital Reinsurance Ltd., Class A*	23,193	676,540
Hallmark Financial Services, Inc.*	300	3,414
HCI Group, Inc.	2,800	123,788
Heritage Insurance Holdings, Inc.*	3,100	71,269
Horace Mann Educators Corp.	23,037	838,086
Infinity Property & Casualty Corp.	7,352	557,576
James River Group Holdings Ltd.	1,300	33,631
Kansas City Life Insurance Co.	2,806	128,262
Kemper Corp.	26,800	1,033,140
Maiden Holdings Ltd.	43,061	679,503
MBIA, Inc.*	88,100	529,481
Meadowbrook Insurance Group, Inc.	26,377	226,842
Montpelier Reinsurance Holdings Ltd.	22,593	892,423
National General Holdings Corp.	20,500	427,015
National Interstate Corp.	6,400	174,848
National Western Life Insurance Co., Class A	1,600	383,184
Navigators Group, Inc.*	8,503	659,493
OneBeacon Insurance Group Ltd., Class A	9,400	136,394

Patriot National, Inc.*	200	3,200
Primerica, Inc.	31,500	1,439,235
RLI Corp.	30,296	1,556,911
Safety Insurance Group, Inc.	10,875	627,596
Selective Insurance Group, Inc.	31,532	884,473
State Auto Financial Corp.	6,634	158,884
State National Cos., Inc.	7,100	76,893
Stewart Information Services Corp.	12,627	502,555
Symetra Financial Corp.	49,600	1,198,832
Third Point Reinsurance Ltd.*	47,700	703,575
United Fire Group, Inc.	20,164	660,573
United Insurance Holdings Corp.	6,700	104,118
Universal Insurance Holdings, Inc.	17,900	433,180

		26,425,166

Real Estate Investment Trusts (REITs) (8.5%)
Acadia Realty Trust (REIT)	37,273	1,085,017
AG Mortgage Investment Trust, Inc. (REIT)	16,900	292,032
Agree Realty Corp. (REIT)	10,100	294,617
Alexander’s, Inc. (REIT)	1,775	727,750
Altisource Residential Corp. (REIT)	34,800	586,380
American Assets Trust, Inc. (REIT)	24,218	949,588
American Capital Mortgage Investment Corp. (REIT)	41,874	669,565
American Residential Properties, Inc. (REIT)*	18,500	342,250
Anworth Mortgage Asset Corp. (REIT)	87,311	430,443
Apollo Commercial Real Estate Finance, Inc. (REIT)	34,300	563,549
Apollo Residential Mortgage, Inc. (REIT)	19,700	289,393
Ares Commercial Real Estate Corp. (REIT)	5,500	62,645
Armada Hoffler Properties, Inc. (REIT)	3,100	30,969
ARMOUR Residential REIT, Inc. (REIT)	265,614	746,375
Ashford Hospitality Prime, Inc. (REIT)	5,800	87,116
Ashford Hospitality Trust, Inc. (REIT)	43,700	369,702
Associated Estates Realty Corp. (REIT)	30,124	862,450
Campus Crest Communities, Inc. (REIT)	20,400	113,016
Capstead Mortgage Corp. (REIT)	63,337	703,041
CareTrust REIT, Inc. (REIT)	12,013	152,205
CatchMark Timber Trust, Inc. (REIT), Class A	8,500	98,345
Cedar Realty Trust, Inc. (REIT)	45,900	293,760
Chambers Street Properties (REIT)	168,600	1,340,370
Chatham Lodging Trust (REIT)	19,500	516,165

See Notes to Financial Statements.

1120

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Chesapeake Lodging Trust (REIT)	35,000	$1,066,800
Colony Capital, Inc. (REIT), Class A	62,246	1,409,872
CorEnergy Infrastructure Trust, Inc. (REIT)	1,900	12,008
CoreSite Realty Corp. (REIT)	14,400	654,336
Cousins Properties, Inc. (REIT)	126,906	1,317,284
CubeSmart (REIT)	93,968	2,176,299
CyrusOne, Inc. (REIT)	26,600	783,370
CYS Investments, Inc. (REIT)	119,475	923,542
DCT Industrial Trust, Inc. (REIT)	47,350	1,488,684
DiamondRock Hospitality Co. (REIT)	123,698	1,584,571
DuPont Fabros Technology, Inc. (REIT)	43,200	1,272,240
Dynex Capital, Inc. (REIT)	12,800	97,536
Easterly Government Properties, Inc. (REIT)	1,800	28,656
EastGroup Properties, Inc. (REIT)	21,827	1,227,332
Education Realty Trust, Inc. (REIT)	26,498	830,977
EPR Properties (REIT)	32,914	1,803,029
Equity One, Inc. (REIT)	39,386	919,269
Excel Trust, Inc. (REIT)	35,400	558,258
FelCor Lodging Trust, Inc. (REIT)	74,272	733,807
First Industrial Realty Trust, Inc. (REIT)	69,230	1,296,678
First Potomac Realty Trust (REIT)	31,244	321,813
Franklin Street Properties Corp. (REIT)	55,099	623,170
Geo Group, Inc. (REIT)	46,842	1,600,123
Getty Realty Corp. (REIT)	11,720	191,739
Gladstone Commercial Corp. (REIT)	3,200	52,992
Government Properties Income Trust (REIT)	37,066	687,574
Gramercy Property Trust, Inc. (REIT)	33,675	786,985
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,400	368,920
Hatteras Financial Corp. (REIT)	55,600	906,280
Healthcare Realty Trust, Inc. (REIT)	63,558	1,478,359
Hersha Hospitality Trust (REIT)	30,619	785,078
Highwoods Properties, Inc. (REIT)	51,795	2,069,210
Hudson Pacific Properties, Inc. (REIT)	38,100	1,080,897
InfraREIT, Inc. (REIT)	13,624	386,377
Inland Real Estate Corp. (REIT)	57,908	545,493
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,071,050

Investors Real Estate Trust (REIT)	60,196	429,800
iStar Financial, Inc. (REIT)*	51,000	679,320
Kite Realty Group Trust (REIT)	47,157	1,153,932
Ladder Capital Corp. (REIT)	22,500	390,375
LaSalle Hotel Properties (REIT)	63,240	2,242,490
Lexington Realty Trust (REIT)	119,286	1,011,545
LTC Properties, Inc. (REIT)	21,469	893,110
Mack-Cali Realty Corp. (REIT)	51,100	941,773
Medical Properties Trust, Inc. (REIT)	121,774	1,596,457
Monmouth Real Estate Investment Corp. (REIT)	32,251	313,480
Monogram Residential Trust, Inc. (REIT)	94,000	847,880
National Health Investors, Inc. (REIT)	21,528	1,341,194
New Residential Investment Corp. (REIT)	117,633	1,792,727
New Senior Investment Group, Inc. (REIT)	37,500	501,375
New York Mortgage Trust, Inc. (REIT)	46,600	348,568
New York REIT, Inc. (REIT)	101,500	1,009,925
One Liberty Properties, Inc. (REIT)	7,900	168,112
Parkway Properties, Inc. (REIT)	45,017	785,097
Pebblebrook Hotel Trust (REIT)	42,843	1,837,108
Pennsylvania Real Estate Investment Trust (REIT)	44,352	946,472
PennyMac Mortgage Investment Trust (REIT)	42,545	741,559
Physicians Realty Trust (REIT)	40,900	628,224
Potlatch Corp. (REIT)	29,144	1,029,366
PS Business Parks, Inc. (REIT)	11,580	835,497
QTS Realty Trust, Inc. (REIT), Class A	13,600	495,720
RAIT Financial Trust (REIT)	41,800	255,398
Ramco-Gershenson Properties Trust (REIT)	41,400	675,648
Redwood Trust, Inc. (REIT)	49,391	775,439
Resource Capital Corp. (REIT)	74,994	290,227
Retail Opportunity Investments Corp. (REIT)	45,000	702,900
Rexford Industrial Realty, Inc. (REIT)	26,500	386,370
RLJ Lodging Trust (REIT)	74,300	2,212,654
Rouse Properties, Inc. (REIT)	21,400	349,890
Ryman Hospitality Properties, Inc. (REIT)	29,834	1,584,484
Sabra Health Care REIT, Inc. (REIT)	31,383	807,799
Saul Centers, Inc. (REIT)	5,600	275,464
Select Income REIT (REIT)	35,400	730,656
Silver Bay Realty Trust Corp. (REIT)	22,200	361,638
Sovran Self Storage, Inc. (REIT)	20,062	1,743,588
STAG Industrial, Inc. (REIT)	32,600	652,000

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Starwood Waypoint Residential Trust (REIT)	21,600	$513,216
STORE Capital Corp. (REIT)	18,308	367,991
Strategic Hotels & Resorts, Inc. (REIT)*	155,110	1,879,933
Summit Hotel Properties, Inc. (REIT)	61,700	802,717
Sun Communities, Inc. (REIT)	27,628	1,708,239
Sunstone Hotel Investors, Inc. (REIT)	113,550	1,704,386
Terreno Realty Corp. (REIT)	24,600	484,620
Trade Street Residential, Inc. (REIT)	400	2,664
UMH Properties, Inc. (REIT)	800	7,840
Universal Health Realty Income Trust (REIT)	10,250	476,215
Urban Edge Properties (REIT)	50,100	1,041,579
Urstadt Biddle Properties, Inc. (REIT), Class A	10,489	195,935
Washington Real Estate Investment Trust (REIT)	48,017	1,246,041
Western Asset Mortgage Capital Corp. (REIT)	24,000	354,480
Whitestone REIT (REIT)	3,200	41,664
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,369,620

		91,709,752

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	29,200	1,150,480
Altisource Asset Management Corp.*	800	115,432
Altisource Portfolio Solutions S.A.*	9,800	301,742
AV Homes, Inc.*	3,200	45,984
Consolidated-Tomoka Land Co.	2,900	167,156
Forestar Group, Inc.*	29,521	388,496
FRP Holdings, Inc.*	200	6,486
Kennedy-Wilson Holdings, Inc.	52,400	1,288,516
Marcus & Millichap, Inc.*	5,700	262,998
RE/MAX Holdings, Inc., Class A	4,000	142,040
St. Joe Co.*	36,400	565,292
Tejon Ranch Co.*	6,502	167,167

		4,601,789

Thrifts & Mortgage Finance (1.9%)
Astoria Financial Corp.	48,053	662,651
Bank Mutual Corp.	1,600	12,272
BankFinancial Corp.	15,421	181,659
BBX Capital Corp., Class A*	900	14,616
Beneficial Bancorp, Inc.*	46,738	583,758
BofI Holding, Inc.*	7,700	813,967
Brookline Bancorp, Inc.	60,777	686,172
Capitol Federal Financial, Inc.	100,900	1,214,836
Charter Financial Corp./Maryland	400	4,964
Clifton Bancorp, Inc.	11,004	153,946
Dime Community Bancshares, Inc.	15,501	262,587
Essent Group Ltd.*	31,400	858,790
EverBank Financial Corp.	54,500	1,070,925

Federal Agricultural Mortgage Corp., Class C	4,700	136,582
First Defiance Financial Corp.	300	11,259
Flagstar Bancorp, Inc.*	6,600	121,968
Fox Chase Bancorp, Inc.	300	5,076
HomeStreet, Inc.*	700	15,974
Kearny Financial Corp.*	52,835	589,639
LendingTree, Inc.*	4,900	385,189
Meridian Bancorp, Inc.*	31,000	415,710
Meta Financial Group, Inc.	100	4,292
MGIC Investment Corp.*	191,787	2,182,536
Nationstar Mortgage Holdings, Inc.*	22,200	372,960
NMI Holdings, Inc., Class A*	26,900	215,738
Northfield Bancorp, Inc.	39,383	592,714
Northwest Bancshares, Inc.	68,410	877,016
OceanFirst Financial Corp.	6,200	115,630
Ocwen Financial Corp.*	60,700	619,140
Oritani Financial Corp.	28,850	463,042
PennyMac Financial Services, Inc., Class A*	400	7,248
Provident Financial Services, Inc.	38,216	725,722
Radian Group, Inc.	120,000	2,251,200
Stonegate Mortgage Corp.*	2,000	20,140
Territorial Bancorp, Inc.	5,895	143,013
TrustCo Bank Corp.	70,354	494,589
United Community Financial Corp./Ohio	1,300	6,955
United Financial Bancorp, Inc.	20,860	280,567
Walker & Dunlop, Inc.*	10,445	279,299
Washington Federal, Inc.	58,400	1,363,640
Waterstone Financial, Inc.	3,500	46,200
WSFS Financial Corp.	17,400	475,890

		19,740,071

Total Financials		259,235,431

Health Care (16.0%)
Biotechnology (6.6%)
Abeona Therapeutics, Inc.*	15,500	78,430
ACADIA Pharmaceuticals, Inc.*	47,500	1,989,300
Acceleron Pharma, Inc.*	9,500	300,580
Achillion Pharmaceuticals, Inc.*	59,900	530,714
Acorda Therapeutics, Inc.*	25,135	837,750
Adamas Pharmaceuticals, Inc.*	7,100	186,162
Aduro Biotech, Inc.*	2,800	84,924
Advaxis, Inc.*	17,100	347,643
Aegerion Pharmaceuticals, Inc.*	19,500	369,915
Affimed N.V.*	2,000	26,940
Agenus, Inc.*	44,000	379,720
Akebia Therapeutics, Inc.*	5,800	59,682
Alder Biopharmaceuticals, Inc.*	11,600	614,452
Alexion Pharmaceuticals, Inc.*	8,884	1,606,024
AMAG Pharmaceuticals, Inc.*	16,400	1,132,584
Amicus Therapeutics, Inc.*	54,400	769,760
Anacor Pharmaceuticals, Inc.*	23,150	1,792,504
Anthera Pharmaceuticals, Inc.*	13,400	115,508
Applied Genetic Technologies Corp.*	4,200	64,428

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Ardelyx, Inc.*	4,300	$68,671
Arena Pharmaceuticals, Inc.*	140,334	651,150
ARIAD Pharmaceuticals, Inc.*	95,000	785,650
Array BioPharma, Inc.*	68,919	496,906
Arrowhead Research Corp.*	29,900	213,785
Asterias Biotherapeutics, Inc.*	3,300	15,180
Atara Biotherapeutics, Inc.*	6,100	321,836
aTyr Pharma, Inc.*	1,400	25,928
Avalanche Biotechnologies, Inc.*	22,400	363,776
Bellicum Pharmaceuticals, Inc.*	7,000	148,890
BioCryst Pharmaceuticals, Inc.*	40,400	603,172
BioSpecifics Technologies Corp.*	1,400	72,240
BioTime, Inc.*	18,100	65,703
Blueprint Medicines Corp.*	2,900	76,821
Calithera Biosciences, Inc.*	9,000	64,260
Cara Therapeutics, Inc.*	2,000	24,300
Catalyst Pharmaceuticals, Inc.*	5,500	22,715
Celldex Therapeutics, Inc.*	56,278	1,419,331
Cellular Biomedicine Group, Inc.*	1,000	37,510
Cepheid, Inc.*	41,649	2,546,836
Chelsea Therapeutics International Ltd.*†	48,600	2,916
ChemoCentryx, Inc.*	7,500	61,725
Chimerix, Inc.*	23,300	1,076,460
Cidara Therapeutics, Inc.*	800	11,216
Clovis Oncology, Inc.*	14,200	1,247,896
Coherus Biosciences, Inc.*	10,500	303,450
Concert Pharmaceuticals, Inc.*	2,200	32,758
CorMedix, Inc.*	10,100	39,188
CTI BioPharma Corp.*	98,700	192,465
Curis, Inc.*	7,100	23,501
Cytokinetics, Inc.*	17,800	119,616
CytRx Corp.*	25,000	93,000
Dicerna Pharmaceuticals, Inc.*	7,600	106,020
Durata Therapeutics, Inc.*†	9,800	1,176
Dyax Corp.*	85,268	2,259,602
Dynavax Technologies Corp.*	15,750	368,944
Eagle Pharmaceuticals, Inc.*	4,800	388,128
Emergent BioSolutions, Inc.*	13,500	444,825
Enanta Pharmaceuticals, Inc.*	7,800	350,922
Epizyme, Inc.*	16,400	393,600
Esperion Therapeutics, Inc.*	7,400	605,024
Exact Sciences Corp.*	47,700	1,418,598
Exelixis, Inc.*	128,986	484,987
Fibrocell Science, Inc.*	2,700	14,229
FibroGen, Inc.*	27,000	634,500
Five Prime Therapeutics, Inc.*	8,000	198,720
Flexion Therapeutics, Inc.*	5,700	124,773
Foundation Medicine, Inc.*	6,300	213,192
Galena Biopharma, Inc.*	107,300	182,410
Genocea Biosciences, Inc.*	3,000	41,190
Genomic Health, Inc.*	11,412	317,139
Geron Corp.*	75,011	321,047
Halozyme Therapeutics, Inc.*	55,035	1,242,690
Heron Therapeutics, Inc.*	13,900	433,124
Idera Pharmaceuticals, Inc.*	55,600	206,276
Ignyta, Inc.*	13,700	206,733
Immune Design Corp.*	4,600	94,990
ImmunoGen, Inc.*	55,068	791,878

Immunomedics, Inc.*	52,700	213,962
Infinity Pharmaceuticals, Inc.*	32,400	354,780
Inovio Pharmaceuticals, Inc.*	34,700	283,152
Insmed, Inc.*	36,100	881,562
Insys Therapeutics, Inc.*	13,300	477,736
Invitae Corp.*	3,200	47,616
Ironwood Pharmaceuticals, Inc.*	64,800	781,488
Karyopharm Therapeutics, Inc.*	13,000	353,730
Keryx Biopharmaceuticals, Inc.*	56,500	563,870
Kite Pharma, Inc.*	16,250	990,762
KYTHERA Biopharmaceuticals, Inc.*	14,700	1,107,057
La Jolla Pharmaceutical Co.*	1,300	31,863
Lexicon Pharmaceuticals, Inc.*	23,911	192,484
Ligand Pharmaceuticals, Inc.*	12,326	1,243,693
Lion Biotechnologies, Inc.*	7,500	68,775
Loxo Oncology, Inc.*	1,300	23,439
MacroGenics, Inc.*	15,900	603,723
MannKind Corp.*	149,500	850,655
Medgenics, Inc.*	1,400	8,582
Merrimack Pharmaceuticals, Inc.*	59,900	740,664
MiMedx Group, Inc.*	57,000	660,630
Mirati Therapeutics, Inc.*	4,800	151,056
Momenta Pharmaceuticals, Inc.*	31,728	723,716
Myriad Genetics, Inc.*	39,200	1,332,408
Navidea Biopharmaceuticals, Inc.*	35,400	56,994
Neurocrine Biosciences, Inc.*	47,900	2,287,704
NewLink Genetics Corp.*	11,300	500,251
Northwest Biotherapeutics, Inc.*	26,600	264,138
Novavax, Inc.*	138,659	1,544,661
Ocata Therapeutics, Inc.*	3,900	20,553
OncoMed Pharmaceuticals, Inc.*	7,500	168,750
Oncothyreon, Inc.*	73,100	273,394
Ophthotech Corp.*	13,400	697,604
Orexigen Therapeutics, Inc.*	70,503	348,990
Organovo Holdings, Inc.*	53,250	200,753
Osiris Therapeutics, Inc.*	9,800	190,708
Otonomy, Inc.*	8,400	193,116
OvaScience, Inc.*	18,400	532,312
PDL BioPharma, Inc.	104,627	672,752
Peregrine Pharmaceuticals, Inc.*	26,000	34,060
Pfenex, Inc.*	1,600	31,040
Portola Pharmaceuticals, Inc.*	25,100	1,143,305
Progenics Pharmaceuticals, Inc.*	54,200	404,332
Proteon Therapeutics, Inc.*	400	7,144
Prothena Corp. plc*	15,400	811,118
PTC Therapeutics, Inc.*	19,100	919,283
Radius Health, Inc.*	16,500	1,117,050
Raptor Pharmaceutical Corp.*	37,800	596,862
Regulus Therapeutics, Inc.*	17,700	193,992
Repligen Corp.*	19,500	804,765
Retrophin, Inc.*	19,700	653,055
Rigel Pharmaceuticals, Inc.*	54,840	176,036
Sage Therapeutics, Inc.*	7,800	569,400
Sangamo BioSciences, Inc.*	34,000	377,060
Sarepta Therapeutics, Inc.*	21,600	657,288
Sorrento Therapeutics, Inc.*	5,600	98,672

See Notes to Financial Statements.

1123

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Spark Therapeutics, Inc.*	4,769	$287,428
Spectrum Pharmaceuticals, Inc.*	43,065	294,565
Stemline Therapeutics, Inc.*	2,500	29,425
Synergy Pharmaceuticals, Inc.*	57,300	475,590
Synta Pharmaceuticals Corp.*	77,700	173,271
T2 Biosystems, Inc.*	2,900	47,067
TESARO, Inc.*	12,500	734,875
TG Therapeutics, Inc.*	11,700	194,103
Threshold Pharmaceuticals, Inc.*	41,600	168,064
Tobira Therapeutics, Inc.*	1,288	22,218
Tokai Pharmaceuticals, Inc.*	2,800	37,240
Trevena, Inc.*	2,200	13,772
Trovagene, Inc.*	5,500	55,825
Ultragenyx Pharmaceutical, Inc.*	20,300	2,078,517
Vanda Pharmaceuticals, Inc.*	20,600	261,414
Verastem, Inc.*	8,500	64,090
Versartis, Inc.*	9,800	149,156
Vitae Pharmaceuticals, Inc.*	3,400	48,960
Vital Therapies, Inc.*	5,600	118,160
XBiotech, Inc.*	1,900	34,352
Xencor, Inc.*	23,800	522,886
XOMA Corp.*	47,900	185,852
Zafgen, Inc.*	6,000	207,780
ZIOPHARM Oncology, Inc.*	72,925	875,102

		70,674,845

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.	12,912	664,710
ABIOMED, Inc.*	23,250	1,528,222
Accuray, Inc.*	34,747	234,195
Analogic Corp.	8,616	679,802
AngioDynamics, Inc.*	16,200	265,680
Anika Therapeutics, Inc.*	7,500	247,725
Antares Pharma, Inc.*	104,000	216,320
AtriCure, Inc.*	13,000	320,320
Atrion Corp.	1,000	392,310
Cantel Medical Corp.	23,175	1,243,802
Cardiovascular Systems, Inc.*	14,200	375,590
Cerus Corp.*	45,500	236,145
CONMED Corp.	17,787	1,036,448
Corindus Vascular Robotics, Inc.*	1,800	6,318
CryoLife, Inc.	33,968	383,159
Cutera, Inc.*	900	13,932
Cyberonics, Inc.*	15,434	917,706
Cynosure, Inc., Class A*	12,814	494,364
Endologix, Inc.*	36,100	553,774
Entellus Medical, Inc.*	1,500	38,805
Exactech, Inc.*	2,100	43,743
GenMark Diagnostics, Inc.*	22,900	207,474
Globus Medical, Inc., Class A*	37,000	949,790
Greatbatch, Inc.*	14,818	798,987
Haemonetics Corp.*	32,708	1,352,803
Halyard Health, Inc.*	26,300	1,065,150
HeartWare International, Inc.*	10,200	741,438
ICU Medical, Inc.*	9,545	913,075
Inogen, Inc.*	5,900	263,140
Insulet Corp.*	36,278	1,124,074
Integra LifeSciences Holdings Corp.*	15,144	1,020,251

Invacare Corp.	18,500	400,155
InVivo Therapeutics Holdings Corp.*	4,200	67,830
iRadimed Corp.*	300	6,981
K2M Group Holdings, Inc.*	10,900	261,818
LDR Holding Corp.*	17,100	739,575
LeMaitre Vascular, Inc.	900	10,854
Masimo Corp.*	31,838	1,233,404
Meridian Bioscience, Inc.	25,677	478,619
Merit Medical Systems, Inc.*	28,107	605,425
Natus Medical, Inc.*	19,400	825,664
Neogen Corp.*	23,967	1,136,994
Nevro Corp.*	11,600	623,500
NuVasive, Inc.*	27,409	1,298,638
NxStage Medical, Inc.*	35,350	504,975
OraSure Technologies, Inc.*	42,586	229,539
Orthofix International N.V.*	12,400	410,688
Oxford Immunotec Global plc*	2,600	36,010
Quidel Corp.*	19,500	447,525
Rockwell Medical, Inc.*	39,900	643,188
RTI Surgical, Inc.*	32,149	207,683
Second Sight Medical Products, Inc.*	28,200	383,802
Sientra, Inc.*	300	7,569
Spectranetics Corp.*	24,400	561,444
STAAR Surgical Co.*	20,900	201,894
STERIS Corp.	34,070	2,195,471
SurModics, Inc.*	13,221	309,636
Tandem Diabetes Care, Inc.*	9,700	105,148
Thoratec Corp.*	30,600	1,363,842
Tornier N.V.*	17,600	439,824
TransEnterix, Inc.*	12,100	36,300
Unilife Corp.*	74,000	159,100
Utah Medical Products, Inc.	200	11,926
Vascular Solutions, Inc.*	10,268	356,505
Veracyte, Inc.*	1,700	18,938
West Pharmaceutical Services, Inc.	42,928	2,493,258
Wright Medical Group, Inc.*	34,759	912,771
Zeltiq Aesthetics, Inc.*	14,600	430,262

		38,486,007

Health Care Providers & Services (2.8%)
AAC Holdings, Inc.*	5,600	243,936
Aceto Corp.	16,600	408,858
Addus HomeCare Corp.*	1,900	52,934
Adeptus Health, Inc., Class A*	3,800	360,962
Air Methods Corp.*	22,550	932,217
Alliance HealthCare Services, Inc.*	500	9,345
Almost Family, Inc.*	4,300	171,613
Amedisys, Inc.*	15,634	621,139
AMN Healthcare Services, Inc.*	31,600	998,244
Amsurg Corp.*	27,362	1,913,972
Bio-Reference Laboratories, Inc.*	14,130	582,862
BioScrip, Inc.*	49,500	179,685
BioTelemetry, Inc.*	6,500	61,295
Capital Senior Living Corp.*	23,100	565,950
Chemed Corp.	10,890	1,427,679
Civitas Solutions, Inc.*	7,900	168,507
CorVel Corp.*	8,200	262,564

See Notes to Financial Statements.

1124

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Cross Country Healthcare, Inc.*	19,895	$252,269
Ensign Group, Inc.	14,400	735,264
ExamWorks Group, Inc.*	19,900	778,090
Five Star Quality Care, Inc.*	4,500	21,600
Genesis Healthcare, Inc.*	23,900	157,740
Hanger, Inc.*	21,509	504,171
HealthEquity, Inc.*	20,500	657,025
HealthSouth Corp.	50,806	2,340,124
Healthways, Inc.*	18,947	226,985
IPC Healthcare, Inc.*	10,384	575,170
Kindred Healthcare, Inc.	45,502	923,235
Landauer, Inc.	6,300	224,532
LHC Group, Inc.*	7,643	292,345
Magellan Health, Inc.*	18,315	1,283,332
Molina Healthcare, Inc.*	20,610	1,448,883
National HealthCare Corp.	7,200	467,928
National Research Corp., Class A	6,125	87,036
Nobilis Health Corp.*	1,700	11,560
Owens & Minor, Inc.#	40,500	1,377,000
PharMerica Corp.*	19,000	632,700
Providence Service Corp.*	5,523	244,558
RadNet, Inc.*	10,400	69,576
Select Medical Holdings Corp.	59,303	960,709
Surgical Care Affiliates, Inc.*	12,100	464,398
Team Health Holdings, Inc.*	40,700	2,658,931
Triple-S Management Corp., Class B*	13,836	355,032
Trupanion, Inc.*	1,000	8,240
U.S. Physical Therapy, Inc.	8,807	482,271
Universal American Corp.*	17,850	180,642
WellCare Health Plans, Inc.*	27,784	2,356,917

		29,740,025

Health Care Technology (0.6%)
Castlight Health, Inc., Class B*	30,650	249,491
Computer Programs & Systems, Inc.	7,602	406,099
Connecture, Inc.*	800	8,448
HealthStream, Inc.*	13,000	395,460
HMS Holdings Corp.*	50,429	865,866
Imprivata, Inc.*	2,500	40,900
MedAssets, Inc.*	36,682	809,205
Medidata Solutions, Inc.*	36,000	1,955,520
Merge Healthcare, Inc.*	40,100	192,480
Omnicell, Inc.*	21,055	793,984
Press Ganey Holdings, Inc.*	2,100	60,207
Quality Systems, Inc.	30,276	501,673
Vocera Communications, Inc.*	15,700	179,765

		6,459,098

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	13,100	338,111
Affymetrix, Inc.*	46,100	503,412
Albany Molecular Research, Inc.*	13,550	273,981
Cambrex Corp.*	19,500	856,830
Fluidigm Corp.*	14,900	360,580
Furiex Pharmaceuticals, Inc.*†	4,100	30,043
Harvard Bioscience, Inc.*	1,300	7,410
INC Research Holdings, Inc., Class A*	5,700	228,684

Luminex Corp.*	27,419	473,252
NanoString Technologies, Inc.*	2,500	38,550
NeoGenomics, Inc.*	2,700	14,607
Pacific Biosciences of California, Inc.*	37,900	218,304
PAREXEL International Corp.*	32,737	2,105,316
PRA Health Sciences, Inc.*	11,400	414,162
Sequenom, Inc.*	64,400	195,776

		6,059,018

Pharmaceuticals (1.9%)
Aerie Pharmaceuticals, Inc.*	23,300	411,245
Agile Therapeutics, Inc.*	900	7,731
Alimera Sciences, Inc.*	2,700	12,447
Amphastar Pharmaceuticals, Inc.*	13,000	228,540
ANI Pharmaceuticals, Inc.*	3,950	245,097
Aratana Therapeutics, Inc.*	16,550	250,236
Assembly Biosciences, Inc.*	900	17,334
BioDelivery Sciences International, Inc.*	24,200	192,632
Carbylan Therapeutics, Inc.*	1,300	9,295
Catalent, Inc.*	47,179	1,383,760
Cempra, Inc.*	14,200	487,912
Collegium Pharmaceutical, Inc.*	1,100	19,624
Corcept Therapeutics, Inc.*	41,100	247,011
Corium International, Inc.*	600	8,214
Depomed, Inc.*	34,300	736,078
Dermira, Inc.*	2,500	43,875
Durect Corp.*	11,400	27,246
Endocyte, Inc.*	16,700	86,673
Flex Pharma, Inc.*	1,700	29,240
Foamix Pharmaceuticals Ltd.*	2,700	27,675
Heska Corp.*	600	17,814
IGI Laboratories, Inc.*	31,200	196,560
Impax Laboratories, Inc.*	43,766	2,009,735
Intersect ENT, Inc.*	6,800	194,684
Intra-Cellular Therapies, Inc.*	12,300	392,985
Lannett Co., Inc.*	14,800	879,712
Medicines Co.*	41,787	1,195,526
Nektar Therapeutics*	80,386	1,005,629
Ocular Therapeutix, Inc.*	9,300	195,579
Omeros Corp.*	18,500	332,815
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	20,600	1,456,832
Paratek Pharmaceuticals, Inc.	900	23,193
Pernix Therapeutics Holdings, Inc.*	28,550	169,016
Phibro Animal Health Corp., Class A	8,450	329,043
POZEN, Inc.*	20,386	210,180
Prestige Brands Holdings, Inc.*	29,800	1,377,952
Relypsa, Inc.*	18,450	610,510
Revance Therapeutics, Inc.*	8,600	275,028
Sagent Pharmaceuticals, Inc.*	12,000	291,720
SciClone Pharmaceuticals, Inc.*	24,900	244,518
Sucampo Pharmaceuticals, Inc., Class A*	12,200	200,446
Supernus Pharmaceuticals, Inc.*	14,400	244,512

See Notes to Financial Statements.

1125

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Tetraphase Pharmaceuticals, Inc.*	20,400	$967,776
TherapeuticsMD, Inc.*	94,600	743,556
Theravance Biopharma, Inc.*	13,600	177,072
Theravance, Inc.	47,500	858,325
VIVUS, Inc.*	73,827	174,232
XenoPort, Inc.*	33,300	204,129
Zogenix, Inc.*	112,900	189,672
ZS Pharma, Inc.*	10,300	539,617

		20,182,708

Total Health Care		171,601,701

Industrials (12.7%)
Aerospace & Defense (1.6%)
AAR Corp.	22,412	714,270
Aerojet Rocketdyne Holdings, Inc.*	41,500	855,315
Aerovironment, Inc.*	8,721	227,444
American Science & Engineering, Inc.	5,077	222,423
Astronics Corp.*	9,600	680,544
Cubic Corp.	12,186	579,810
Curtiss-Wright Corp.	28,817	2,087,503
DigitalGlobe, Inc.*	50,465	1,402,422
Engility Holdings, Inc.	9,600	241,536
Esterline Technologies Corp.*	19,387	1,848,357
HEICO Corp.	10,872	633,838
HEICO Corp., Class A	22,500	1,142,325
KLX, Inc.*	29,800	1,315,074
Moog, Inc., Class A*	21,853	1,544,570
TASER International, Inc.*	33,600	1,119,216
Teledyne Technologies, Inc.*	20,754	2,189,755

		16,804,402

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	11,900	124,831
Atlas Air Worldwide Holdings, Inc.*	14,327	787,412
Echo Global Logistics, Inc.*	13,600	444,176
Forward Air Corp.	19,340	1,010,708
Hub Group, Inc., Class A*	26,833	1,082,443
Park-Ohio Holdings Corp.	3,000	145,380
UTi Worldwide, Inc.*	61,500	614,385
XPO Logistics, Inc.*	40,376	1,824,188

		6,033,523

Airlines (0.3%)
Allegiant Travel Co.	7,577	1,347,797
Hawaiian Holdings, Inc.*	32,200	764,750
Republic Airways Holdings, Inc.*	24,100	221,238
SkyWest, Inc.	29,400	442,176
Virgin America, Inc.*	8,800	241,824

		3,017,785

Building Products (0.9%)
AAON, Inc.	28,800	648,576
Advanced Drainage Systems, Inc.	19,000	557,270
American Woodmark Corp.*	7,200	394,920
Apogee Enterprises, Inc.	21,400	1,126,496

Builders FirstSource, Inc.*	26,800	344,112
Continental Building Products, Inc.*	17,800	377,182
Gibraltar Industries, Inc.*	14,500	295,365
Griffon Corp.	17,543	279,285
Masonite International Corp.*	17,000	1,191,870
NCI Building Systems, Inc.*	10,600	159,742
Nortek, Inc.*	5,500	457,215
Patrick Industries, Inc.*	950	36,147
PGT, Inc.*	27,000	391,770
Ply Gem Holdings, Inc.*	1,600	18,864
Quanex Building Products Corp.	33,467	717,198
Simpson Manufacturing Co., Inc.	25,919	881,246
Trex Co., Inc.*	23,600	1,166,548
Universal Forest Products, Inc.	15,654	814,478

		9,858,284

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	30,732	1,010,161
ACCO Brands Corp.*	78,886	612,944
ARC Document Solutions, Inc.*	100	761
Brady Corp., Class A	37,141	918,868
Brink’s Co.	29,600	871,128
Deluxe Corp.	30,461	1,888,582
Ennis, Inc.	7,156	133,030
Essendant, Inc.	26,672	1,046,876
G&K Services, Inc., Class A	12,482	863,005
Healthcare Services Group, Inc.	47,369	1,565,545
Herman Miller, Inc.	41,791	1,209,014
HNI Corp.	30,741	1,572,402
Interface, Inc.	40,298	1,009,465
Kimball International, Inc., Class B	9,000	109,440
Knoll, Inc.	39,158	980,125
Matthews International Corp., Class A	20,159	1,071,249
McGrath RentCorp	19,645	597,797
Mobile Mini, Inc.	24,495	1,029,770
MSA Safety, Inc.	19,907	965,689
Multi-Color Corp.	7,200	459,936
NL Industries, Inc.*	5,045	37,383
Quad/Graphics, Inc.	15,600	288,756
SP Plus Corp.*	610	15,927
Steelcase, Inc., Class A	47,672	901,478
Team, Inc.*	14,800	595,700
Tetra Tech, Inc.#	45,537	1,167,569
U.S. Ecology, Inc.	12,300	599,256
UniFirst Corp.	9,705	1,085,504
Viad Corp.	11,124	301,572
West Corp.	29,500	887,950

		23,796,882

Construction & Engineering (0.7%)
Aegion Corp.*	22,362	423,536
Comfort Systems USA, Inc.	32,243	739,977
Dycom Industries, Inc.*	19,216	1,130,862
EMCOR Group, Inc.	40,399	1,929,860
Furmanite Corp.*	200	1,624
Granite Construction, Inc.	29,073	1,032,382
Great Lakes Dredge & Dock Corp.*	17,500	104,300

See Notes to Financial Statements.

1126

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

MasTec, Inc.*	38,062	$756,292
MYR Group, Inc.*	10,000	309,600
Primoris Services Corp.	21,700	429,660
Tutor Perini Corp.*	23,995	517,812

		7,375,905

Electrical Equipment (0.9%)
AZZ, Inc.	14,586	755,555
Encore Wire Corp.	17,428	771,886
EnerSys, Inc.	27,039	1,900,571
Enphase Energy, Inc.*	8,900	67,729
Franklin Electric Co., Inc.	33,552	1,084,736
FuelCell Energy, Inc.*	6,600	6,448
Generac Holdings, Inc.*	39,700	1,578,075
General Cable Corp.	33,700	664,901
GrafTech International Ltd.*	64,500	319,920
Plug Power, Inc.*	70,200	171,990
Polypore International, Inc.*	26,300	1,574,844
Powell Industries, Inc.	3,700	130,129
Power Solutions International, Inc.*	1,000	54,020
Thermon Group Holdings, Inc.*	18,400	442,888
Vicor Corp.*	4,500	54,855

		9,578,547

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	577,901

Machinery (2.8%)
Actuant Corp., Class A	43,913	1,013,951
Alamo Group, Inc.	900	49,176
Albany International Corp., Class A	18,891	751,862
Altra Industrial Motion Corp.	22,700	616,986
American Railcar Industries, Inc.	1,900	92,416
Astec Industries, Inc.	15,843	662,554
Barnes Group, Inc.	35,606	1,388,278
Blount International, Inc.	32,733	357,444
Briggs & Stratton Corp.	33,744	649,909
Chart Industries, Inc.*	19,421	694,301
CIRCOR International, Inc.	11,109	605,774
CLARCOR, Inc.	29,974	1,865,582
Columbus McKinnon Corp.	9,300	232,500
Douglas Dynamics, Inc.	1,600	34,368
EnPro Industries, Inc.	12,954	741,228
ESCO Technologies, Inc.	16,952	634,174
Federal Signal Corp.	44,600	664,986
Gorman-Rupp Co.	16,437	461,551
Greenbrier Cos., Inc.	16,300	763,655
Harsco Corp.	46,500	767,250
Hillenbrand, Inc.	35,200	1,080,640
Hyster-Yale Materials Handling, Inc.	7,100	491,888
John Bean Technologies Corp.	17,131	643,954
Kadant, Inc.	6,000	283,200
L.B. Foster Co., Class A	5,200	179,972
Lindsay Corp.	8,175	718,664
Lydall, Inc.*	9,100	268,996
Meritor, Inc.*	56,835	745,675
Mueller Industries, Inc.	38,114	1,323,318
Mueller Water Products, Inc., Class A	103,693	943,606

Navistar International Corp.*	28,800	651,744
NN, Inc.	100	2,552
Proto Labs, Inc.*	11,600	782,768
RBC Bearings, Inc.*	17,000	1,219,920
Rexnord Corp.*	57,500	1,374,825
Standex International Corp.	9,079	725,685
Sun Hydraulics Corp.	15,750	600,233
Tennant Co.	11,231	733,834
Titan International, Inc.	20,400	219,096
TriMas Corp.*	26,900	796,240
Wabash National Corp.*	47,300	593,142
Watts Water Technologies, Inc., Class A	16,359	848,214
Woodward, Inc.	36,833	2,025,447

		30,301,558

Marine (0.1%)
Golden Ocean Group Ltd.	7,100	27,335
Matson, Inc.	28,900	1,214,956
Navios Maritime Holdings, Inc.	25,600	95,232
Scorpio Bulkers, Inc.*	10,908	17,780

		1,355,303

Professional Services (1.3%)
Acacia Research Corp.	31,741	278,369
Advisory Board Co.*	23,284	1,272,936
CEB, Inc.	21,504	1,872,138
Exponent, Inc.	16,846	754,364
FTI Consulting, Inc.*	23,500	969,140
GP Strategies Corp.*	800	26,592
Heidrick & Struggles International, Inc.	300	7,824
Huron Consulting Group, Inc.*	14,744	1,033,407
ICF International, Inc.*	13,700	477,582
Insperity, Inc.	10,987	559,238
Kelly Services, Inc., Class A	9,034	138,672
Kforce, Inc.	21,700	496,279
Korn/Ferry International	28,352	985,799
Mistras Group, Inc.*	1,800	34,164
Navigant Consulting, Inc.*	42,332	629,477
On Assignment, Inc.*	31,600	1,241,248
Paylocity Holding Corp.*	6,600	236,610
Pendrell Corp.*	38,000	52,060
Resources Connection, Inc.	21,995	353,900
RPX Corp.*	21,900	370,110
TriNet Group, Inc.*	23,200	588,120
TrueBlue, Inc.*	24,015	718,048
VSE Corp.	200	10,702
WageWorks, Inc.*	20,215	817,697

		13,924,476

Road & Rail (0.6%)
ArcBest Corp.	17,400	553,320
Celadon Group, Inc.	12,200	252,296
Con-way, Inc.	32,500	1,247,025
Heartland Express, Inc.	29,355	593,852
Knight Transportation, Inc.	37,550	1,004,087
Marten Transport Ltd.	8,350	181,195
P.A.M. Transportation Services, Inc.*	200	11,610
Roadrunner Transportation Systems, Inc.*	16,100	415,380

See Notes to Financial Statements.

1127

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Saia, Inc.*	13,800	$542,202
Swift Transportation Co.*	58,200	1,319,394
Universal Truckload Services, Inc.	300	6,588
Werner Enterprises, Inc.	25,566	671,107
YRC Worldwide, Inc.*	13,000	168,740

		6,966,796

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	46,355	1,050,868
Applied Industrial Technologies, Inc.	24,688	978,879
Beacon Roofing Supply, Inc.*	32,276	1,072,209
CAI International, Inc.*	200	4,118
DXP Enterprises, Inc.*	5,100	237,150
H&E Equipment Services, Inc.	21,000	419,370
Kaman Corp.	16,392	687,480
MRC Global, Inc.*	58,200	898,608
Rush Enterprises, Inc., Class A*	22,200	581,862
TAL International Group, Inc.*	20,800	657,280
Textainer Group Holdings Ltd.	14,400	374,544

		6,962,368

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	422,685

Total Industrials		136,976,415

Information Technology (17.0%)
Communications Equipment (1.4%)
ADTRAN, Inc.	37,906	615,972
Aerohive Networks, Inc.*	1,300	9,074
Alliance Fiber Optic Products, Inc.	7,400	137,270
Applied Optoelectronics, Inc.*	1,800	31,248
Bel Fuse, Inc., Class B	500	10,260
Black Box Corp.	11,443	228,860
CalAmp Corp.*	23,700	432,762
Calix, Inc.*	3,900	29,679
Ciena Corp.*	70,600	1,671,808
Clearfield, Inc.*	1,500	23,865
Comtech Telecommunications Corp.	9,500	275,975
Digi International, Inc.*	7,000	66,850
Extreme Networks, Inc.*	57,500	154,675
Finisar Corp.*	66,800	1,193,716
Harmonic, Inc.*	86,459	590,515
Infinera Corp.*	86,261	1,809,756
InterDigital, Inc.	21,325	1,213,179
Ixia*	38,263	475,992
KVH Industries, Inc.*	300	4,035
NETGEAR, Inc.*	22,029	661,311
Oclaro, Inc.*	5,100	11,526
Plantronics, Inc.	24,559	1,382,917
Polycom, Inc.*	79,600	910,624
Ruckus Wireless, Inc.*	29,500	305,030
ShoreTel, Inc.*	29,500	200,010
Sonus Networks, Inc.*	32,648	225,924
Ubiquiti Networks, Inc.	17,100	545,747
ViaSat, Inc.*	27,140	1,635,456

		14,854,036

Electronic Equipment, Instruments & Components (2.7%)
Agilysys, Inc.*	700	6,426
Anixter International, Inc.*	17,958	1,169,964
AVX Corp.	26,100	351,306
Badger Meter, Inc.	8,530	541,570
Belden, Inc.	25,035	2,033,593
Benchmark Electronics, Inc.*	34,748	756,811
Checkpoint Systems, Inc.	32,811	334,016
Coherent, Inc.*	16,952	1,076,113
Control4 Corp.*	5,400	48,006
CTS Corp.	22,600	435,502
Daktronics, Inc.	20,600	244,316
DTS, Inc.*	9,800	298,802
Electro Rent Corp.	400	4,344
Fabrinet*	18,500	346,505
FARO Technologies, Inc.*	10,567	493,479
FEI Co.	24,373	2,021,253
GSI Group, Inc.*	7,800	117,234
II-VI, Inc.*	42,786	812,078
Insight Enterprises, Inc.*	31,443	940,460
InvenSense, Inc.*	38,400	579,840
Itron, Inc.*	26,800	922,992
Kimball Electronics, Inc.*	9,500	138,605
Knowles Corp.*	48,100	870,610
Littelfuse, Inc.	15,249	1,446,978
Mercury Systems, Inc.*	19,400	284,016
Mesa Laboratories, Inc.	200	17,780
Methode Electronics, Inc.	26,500	727,425
MTS Systems Corp.	10,502	724,113
Multi-Fineline Electronix, Inc.*	4,400	96,184
Newport Corp.*	27,187	515,465
OSI Systems, Inc.*	11,468	811,820
Park Electrochemical Corp.	15,472	296,443
PC Connection, Inc.	1,200	29,688
Plexus Corp.*	21,775	955,487
RealD, Inc.*	8,900	109,737
Rofin-Sinar Technologies, Inc.*	24,925	687,930
Rogers Corp.*	13,684	905,060
Sanmina Corp.*	49,700	1,001,952
ScanSource, Inc.*	23,039	876,864
SYNNEX Corp.	15,862	1,160,940
Tech Data Corp.*	20,700	1,191,492
TTM Technologies, Inc.*	23,001	229,780
Universal Display Corp.*	26,560	1,373,949
Vishay Intertechnology, Inc.	76,500	893,520
Vishay Precision Group, Inc.*	500	7,530

		28,887,978

Internet Software & Services (2.4%)
Amber Road, Inc.*	1,000	7,020
Angie’s List, Inc.*	25,300	155,848
Bankrate, Inc.*	32,929	345,425
Bazaarvoice, Inc.*	11,000	64,790
Benefitfocus, Inc.*	5,500	241,175
Blucora, Inc.*	26,800	432,820
Box, Inc., Class A*	14,700	274,008
Brightcove, Inc.*	2,600	17,836
Carbonite, Inc.*	3,200	37,792
Care.com, Inc.*	1,600	9,472
ChannelAdvisor Corp.*	5,000	59,750
Cimpress N.V.*	20,900	1,758,944

See Notes to Financial Statements.

1128

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

comScore, Inc.*	23,363	$1,244,313
Constant Contact, Inc.*	16,146	464,359
Cornerstone OnDemand, Inc.*	34,000	1,183,200
Coupons.com, Inc.*	25,000	269,750
Cvent, Inc.*	13,200	340,296
Dealertrack Technologies, Inc.*	28,864	1,812,371
Demandware, Inc.*	17,300	1,229,684
DHI Group, Inc.*	5,700	50,673
EarthLink Holdings Corp.	55,833	418,189
Endurance International Group Holdings, Inc.*	33,100	683,846
Envestnet, Inc.*	19,600	792,428
Everyday Health, Inc.*	2,800	35,784
Five9, Inc.*	1,200	6,276
Gogo, Inc.*	32,200	690,046
GrubHub, Inc.*	42,400	1,444,568
GTT Communications, Inc.*	13,800	329,406
Hortonworks, Inc.*	8,500	215,220
Internap Corp.*	17,700	163,725
Intralinks Holdings, Inc.*	12,100	144,111
j2 Global, Inc.	27,578	1,873,649
Limelight Networks, Inc.*	83,100	327,414
Liquidity Services, Inc.*	13,800	132,894
LivePerson, Inc.*	34,100	334,521
LogMeIn, Inc.*	15,500	999,595
Marchex, Inc., Class B	1,800	8,910
Marin Software, Inc.*	1,900	12,806
Marketo, Inc.*	14,800	415,288
Millennial Media, Inc.*	12,400	20,088
Monster Worldwide, Inc.*	86,300	564,402
New Relic, Inc.*	5,300	186,507
NIC, Inc.	46,855	856,510
OPOWER, Inc.*	4,200	48,342
Q2 Holdings, Inc.*	7,000	197,750
QuinStreet, Inc.*	8,000	51,600
RealNetworks, Inc.*	11,225	60,727
Reis, Inc.	200	4,436
RetailMeNot, Inc.*	17,700	315,591
Rocket Fuel, Inc.*	10,200	83,640
SciQuest, Inc.*	8,200	121,442
Shutterstock, Inc.*	8,800	516,032
SPS Commerce, Inc.*	9,600	631,680
Stamps.com, Inc.*	8,300	610,631
TechTarget, Inc.*	3,000	26,790
Textura Corp.*	7,100	197,593
Travelzoo, Inc.*	700	7,896
TrueCar, Inc.*	20,300	243,397
Web.com Group, Inc.*	28,400	687,848
WebMD Health Corp.*	22,300	987,444
Wix.com Ltd.*	7,300	172,426
XO Group, Inc.*	2,000	32,700
Xoom Corp.*	17,800	374,779

		26,028,453

IT Services (2.4%)
Acxiom Corp.*	50,069	880,213
Blackhawk Network Holdings, Inc.*	31,049	1,279,219
CACI International, Inc., Class A*	14,759	1,193,855
Cardtronics, Inc.*	31,600	1,170,780
Cass Information Systems, Inc.	7,181	403,716

Ciber, Inc.*	15,700	54,165
Convergys Corp.	63,400	1,616,066
CSG Systems International, Inc.	21,665	685,914
Datalink Corp.*	1,000	8,940
EPAM Systems, Inc.*	27,600	1,965,948
Euronet Worldwide, Inc.*	33,726	2,080,894
EVERTEC, Inc.	37,900	804,996
ExlService Holdings, Inc.*	22,100	764,218
Forrester Research, Inc.	6,600	237,732
Global Cash Access Holdings, Inc.*	24,700	191,178
Hackett Group, Inc.	3,419	45,917
Heartland Payment Systems, Inc.	20,737	1,120,835
IGATE Corp.*	19,000	906,110
Lionbridge Technologies, Inc.*	11,500	70,955
Luxoft Holding, Inc.*	10,400	588,120
ManTech International Corp., Class A	18,541	537,689
MAXIMUS, Inc.	38,968	2,561,367
ModusLink Global Solutions, Inc.*	1,400	4,760
MoneyGram International, Inc.*	9,400	86,386
NeuStar, Inc., Class A*	34,700	1,013,587
Perficient, Inc.*	21,700	417,508
Science Applications International Corp.	24,200	1,278,970
ServiceSource International, Inc.*	24,200	132,374
Sykes Enterprises, Inc.*	35,099	851,151
Syntel, Inc.*	17,964	852,931
TeleTech Holdings, Inc.	10,825	293,141
Unisys Corp.*	34,464	688,935
Virtusa Corp.*	13,800	709,320

		25,497,890

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Energy Industries, Inc.*	26,403	725,818
Advanced Micro Devices, Inc.*	359,100	861,840
Alpha & Omega Semiconductor Ltd.*	1,100	9,614
Ambarella, Inc.*	16,600	1,704,654
Amkor Technology, Inc.*	42,300	252,954
Applied Micro Circuits Corp.*	44,200	298,350
Axcelis Technologies, Inc.*	8,700	25,752
Brooks Automation, Inc.	59,550	681,847
Cabot Microelectronics Corp.*	16,920	797,101
Cascade Microtech, Inc.*	1,500	22,838
Cavium, Inc.*	30,300	2,084,943
CEVA, Inc.*	4,800	93,264
Cirrus Logic, Inc.*	36,467	1,240,972
Cohu, Inc.	700	9,261
Diodes, Inc.*	29,708	716,260
DSP Group, Inc.*	500	5,165
Entegris, Inc.*	100,746	1,467,869
Exar Corp.*	1,300	12,714
Fairchild Semiconductor International, Inc.*	72,000	1,251,360
FormFactor, Inc.*	32,395	298,034
Inphi Corp.*	18,000	411,480

See Notes to Financial Statements.

1129

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Integrated Device Technology, Inc.*	89,300	$1,937,810
Integrated Silicon Solution, Inc.	17,800	394,092
Intersil Corp., Class A	90,700	1,134,657
IXYS Corp.	11,800	180,540
Kopin Corp.*	1,700	5,865
Lattice Semiconductor Corp.*	96,400	567,796
MA-COM Technology Solutions Holdings, Inc.*	13,200	504,900
MaxLinear, Inc., Class A*	29,193	353,235
Micrel, Inc.	25,875	359,663
Microsemi Corp.*	61,627	2,153,864
MKS Instruments, Inc.	33,872	1,285,104
Monolithic Power Systems, Inc.	22,496	1,140,772
Nanometrics, Inc.*	4,200	67,704
NVE Corp.	1,443	113,131
OmniVision Technologies, Inc.*	41,618	1,090,184
PDF Solutions, Inc.*	11,800	188,800
Pericom Semiconductor Corp.	10,800	142,020
Photronics, Inc.*	35,600	338,556
PMC-Sierra, Inc.*	99,700	853,432
Power Integrations, Inc.	18,524	836,914
Rambus, Inc.*	72,100	1,044,729
Rudolph Technologies, Inc.*	2,700	32,427
Semtech Corp.*	46,296	918,976
Silicon Laboratories, Inc.*	25,000	1,350,250
Synaptics, Inc.*	23,437	2,032,808
Tessera Technologies, Inc.	31,010	1,177,760
Ultra Clean Holdings, Inc.*	2,800	17,444
Ultratech, Inc.*	17,324	321,533
Veeco Instruments, Inc.*	30,694	882,146
Xcerra Corp.*	5,300	40,121

		34,439,323

Software (4.3%)
A10 Networks, Inc.*	6,400	41,216
ACI Worldwide, Inc.*	76,416	1,877,541
Advent Software, Inc.	27,014	1,194,289
American Software, Inc., Class A	700	6,650
Aspen Technology, Inc.*	48,200	2,195,510
AVG Technologies N.V.*	23,100	628,551
Barracuda Networks, Inc.*	6,500	257,530
Blackbaud, Inc.	26,487	1,508,435
Bottomline Technologies de, Inc.*	23,491	653,285
BroadSoft, Inc.*	16,600	573,862
Callidus Software, Inc.*	31,500	490,770
CommVault Systems, Inc.*	32,214	1,366,196
Comverse, Inc.*	15,600	313,248
Cyan, Inc.*	1,800	9,432
Digimarc Corp.*	500	22,570
Ebix, Inc.	12,200	397,842
Ellie Mae, Inc.*	15,400	1,074,766
EnerNOC, Inc.*	8,300	80,510
Epiq Systems, Inc.	18,600	313,968
ePlus, Inc.*	1,900	145,635
Fair Isaac Corp.	19,727	1,790,817
Fleetmatics Group plc*	21,500	1,006,845
Gigamon, Inc.*	15,400	508,046
Glu Mobile, Inc.*	44,500	276,345
Guidance Software, Inc.*	400	3,388

Guidewire Software, Inc.*	39,200	2,074,856
HubSpot, Inc.*	10,600	525,548
Imperva, Inc.*	12,800	866,560
Infoblox, Inc.*	33,900	888,519
Interactive Intelligence Group, Inc.*	10,000	444,700
Jive Software, Inc.*	11,600	60,900
Manhattan Associates, Inc.*	41,700	2,487,405
Mentor Graphics Corp.	55,718	1,472,627
MicroStrategy, Inc., Class A*	6,309	1,073,035
MobileIron, Inc.*	6,900	40,779
Model N, Inc.*	1,100	13,101
Monotype Imaging Holdings, Inc.	26,300	634,093
NetScout Systems, Inc.*	21,054	772,050
Park City Group, Inc.*	800	9,912
Paycom Software, Inc.*	17,800	607,870
Pegasystems, Inc.	20,850	477,256
Progress Software Corp.*	31,977	879,367
Proofpoint, Inc.*	21,300	1,356,171
PROS Holdings, Inc.*	14,900	314,539
QAD, Inc., Class A	300	7,929
Qlik Technologies, Inc.*	51,600	1,803,936
Qualys, Inc.*	11,600	468,060
Rally Software Development Corp.*	11,500	223,675
RealPage, Inc.*	31,500	600,705
Rovi Corp.*	49,900	795,905
Rubicon Project, Inc.*	9,300	139,128
Sapiens International Corp. N.V.	1,500	15,570
SeaChange International, Inc.*	8,400	58,884
Silver Spring Networks, Inc.*	6,200	76,942
Synchronoss Technologies, Inc.*	25,434	1,163,097
Take-Two Interactive Software, Inc.*	53,356	1,471,025
Tangoe, Inc.*	15,900	200,022
TeleCommunication Systems, Inc., Class A*	3,000	9,930
Telenav, Inc.*	800	6,440
TiVo, Inc.*	66,167	670,933
TubeMogul, Inc.*	2,700	38,583
Tyler Technologies, Inc.*	20,177	2,610,500
Varonis Systems, Inc.*	5,500	121,495
VASCO Data Security International, Inc.*	16,900	510,211
Verint Systems, Inc.*	35,751	2,171,695
Zendesk, Inc.*	30,300	672,963
Zix Corp.*	2,900	14,993

		45,589,156

Technology Hardware, Storage & Peripherals (0.6%)
Cray, Inc.*	25,400	749,554
Diebold, Inc.	36,600	1,281,000
Dot Hill Systems Corp.*	2,700	16,524
Eastman Kodak Co.*	6,300	105,840
Electronics for Imaging, Inc.*	26,952	1,172,681
Immersion Corp.*	1,400	17,738
Nimble Storage, Inc.*	28,600	802,516
QLogic Corp.*	69,400	984,786
Quantum Corp.*	46,681	78,424

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Silicon Graphics International Corp.*	5,100	$32,997
Stratasys Ltd.*	28,800	1,005,984
Super Micro Computer, Inc.*	19,900	588,642
Violin Memory, Inc.*	14,600	35,770

		6,872,456

Total Information Technology		182,169,292

Materials (4.0%)
Chemicals (2.0%)
A. Schulman, Inc.	13,843	605,216
American Vanguard Corp.	12,300	169,740
Axiall Corp.	43,800	1,578,990
Balchem Corp.	19,085	1,063,416
Calgon Carbon Corp.	35,038	679,036
Chase Corp.	400	15,900
Chemtura Corp.*	42,400	1,200,344
Ferro Corp.*	52,173	875,463
Flotek Industries, Inc.*	31,000	388,430
FutureFuel Corp.	1,500	19,305
H.B. Fuller Co.	28,859	1,172,253
Hawkins, Inc.	3,400	137,326
Innophos Holdings, Inc.	14,913	785,020
Innospec, Inc.	17,400	783,696
Intrepid Potash, Inc.*	37,100	442,974
Koppers Holdings, Inc.	15,013	371,121
Kraton Performance Polymers, Inc.*	23,400	558,792
Kronos Worldwide, Inc.	4,400	48,224
LSB Industries, Inc.*	14,100	575,844
Minerals Technologies, Inc.	21,250	1,447,763
Olin Corp.	47,003	1,266,731
OM Group, Inc.	21,487	721,963
OMNOVA Solutions, Inc.*	17,600	131,824
PolyOne Corp.	54,300	2,126,931
Quaker Chemical Corp.	9,100	808,444
Rayonier Advanced Materials, Inc.	23,000	373,980
Rentech, Inc.*	105,400	112,778
Sensient Technologies Corp.	24,725	1,689,707
Stepan Co.	12,488	675,726
Trecora Resources*	600	9,060
Tredegar Corp.	15,929	352,190
Tronox Ltd., Class A	35,400	517,902

		21,706,089

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	832,654
Summit Materials, Inc., Class A*	14,400	367,200
U.S. Concrete, Inc.*	8,300	314,487
United States Lime & Minerals, Inc.	400	23,248

		1,537,589

Containers & Packaging (0.3%)
AEP Industries, Inc.*	200	11,040
Berry Plastics Group, Inc.*	67,400	2,183,760
Greif, Inc., Class A	17,400	623,790
Myers Industries, Inc.	21,900	416,100

		3,234,690

Metals & Mining (0.9%)
AK Steel Holding Corp.*	78,700	304,569
Carpenter Technology Corp.	28,500	1,102,380
Century Aluminum Co.*	8,500	88,655
Cliffs Natural Resources, Inc.	86,500	374,545
Coeur Mining, Inc.*	65,236	372,498
Commercial Metals Co.	63,100	1,014,648
Globe Specialty Metals, Inc.	35,400	626,580
Handy & Harman Ltd.*	900	31,185
Haynes International, Inc.	9,533	470,168
Hecla Mining Co.	199,429	524,498
Horsehead Holding Corp.*	32,667	382,857
Kaiser Aluminum Corp.	9,591	796,820
Materion Corp.	8,845	311,786
Redcorp Ventures Ltd.*†	46,400	—
RTI International Metals, Inc.*	20,086	633,111
Schnitzer Steel Industries, Inc., Class A	15,400	269,038
Stillwater Mining Co.*	75,678	877,108
SunCoke Energy, Inc.	36,710	477,230
TimkenSteel Corp.	22,500	607,275
Worthington Industries, Inc.	27,480	826,049

		10,091,000

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	832,636
Clearwater Paper Corp.*	10,838	621,017
Deltic Timber Corp.	4,353	294,437
KapStone Paper and Packaging Corp.	54,972	1,270,953
Louisiana-Pacific Corp.*	89,148	1,518,190
Neenah Paper, Inc.	10,700	630,872
P.H. Glatfelter Co.	28,215	620,448
Schweitzer-Mauduit International, Inc.	13,864	552,896
Wausau Paper Corp.	29,800	273,564

		6,615,013

Total Materials		43,184,381

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	57,000	510,720
Atlantic Tele-Network, Inc.	6,800	469,744
Cincinnati Bell, Inc.*	118,537	452,811
Cogent Communications Holdings, Inc.	30,225	1,022,814
Consolidated Communications Holdings, Inc.	34,635	727,681
FairPoint Communications, Inc.*	1,500	27,330
General Communication, Inc., Class A*	20,600	350,406
Globalstar, Inc.*	268,800	567,168
Hawaiian Telcom Holdco, Inc.*	700	18,270
IDT Corp., Class B	9,800	177,184
inContact, Inc.*	33,500	330,645
Inteliquent, Inc.	18,627	342,737
Intelsat S.A.*	9,000	89,280
Iridium Communications, Inc.*	46,500	422,685
Lumos Networks Corp.	12,760	188,721
ORBCOMM, Inc.*	1,600	10,800

See Notes to Financial Statements.

1131

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Premiere Global Services, Inc.*	32,552	$334,960
Vonage Holdings Corp.*	101,100	496,401
Windstream Holdings, Inc.	56,900	363,022

		6,903,379

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	24,900	205,674
Leap Wireless International, Inc.*†	44,800	84,672
NTELOS Holdings Corp.*	3,100	14,322
RingCentral, Inc., Class A*	30,300	560,247
Shenandoah Telecommunications Co.	21,724	743,612
Spok Holdings, Inc.	16,800	282,912

		1,891,439

Total Telecommunication Services		8,794,818

Utilities (3.2%)
Electric Utilities (1.1%)
ALLETE, Inc.	28,423	1,318,543
Cleco Corp.	35,281	1,899,882
El Paso Electric Co.	21,946	760,648
Empire District Electric Co.	30,023	654,501
IDACORP, Inc.	29,208	1,639,737
MGE Energy, Inc.	23,179	897,723
Otter Tail Corp.	22,725	604,485
PNM Resources, Inc.	48,881	1,202,473
Portland General Electric Co.	46,832	1,552,949
UIL Holdings Corp.	32,231	1,476,824
Unitil Corp.	5,300	175,006

		12,182,771

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	11,250	605,812
Laclede Group, Inc.	25,052	1,304,207
New Jersey Resources Corp.	53,422	1,471,776
Northwest Natural Gas Co.	19,342	815,846
ONE Gas, Inc.	30,000	1,276,800
Piedmont Natural Gas Co., Inc.#	47,777	1,687,006
South Jersey Industries, Inc.	41,952	1,037,473
Southwest Gas Corp.	26,036	1,385,376
WGL Holdings, Inc.	26,925	1,461,758

		11,046,054

Independent Power and Renewable Electricity Producers (0.6%)
Abengoa Yield plc	27,694	867,376
Atlantic Power Corp.	22,100	68,068
Dynegy, Inc.*	71,223	2,083,273
NRG Yield, Inc., Class A	14,700	323,253
NRG Yield, Inc., Class C	14,700	321,783
Ormat Technologies, Inc.	19,200	723,456
Pattern Energy Group, Inc.	29,200	828,696
Talen Energy Corp.*	47,100	808,236
Vivint Solar, Inc.*	16,000	194,720

		6,218,861

Multi-Utilities (0.3%)
Avista Corp.	36,899	1,130,954
Black Hills Corp.	25,719	1,122,634

NorthWestern Corp.	26,878	1,310,303

		3,563,891

Water Utilities (0.2%)
American States Water Co.	23,758	888,312
California Water Service Group	33,500	765,475
Connecticut Water Service, Inc.	700	23,912
Middlesex Water Co.	1,000	22,560
SJW Corp.	5,200	159,588
York Water Co.	200	4,172

		1,864,019

Total Utilities		34,875,596

Total Common Stocks (99.3%) (Cost $660,855,860)		1,067,558,930

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	18,910

Total Financials		18,910

Total Corporate Bonds		18,910

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		18,910

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*†	38,300	—

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)*†	10,000	—

Total Rights (0.0%) (Cost $—)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	10,490	—

See Notes to Financial Statements.

1132

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,135,450	$4,135,450

Total Short-Term Investments (0.4%) (Cost $4,135,450)		4,135,450

Total Investments (99.7%) (Cost $665,010,510)		1,071,713,290
Other Assets Less Liabilities (0.3%)		3,213,551

Net Assets (100%)		$1,074,926,841

*	Non-income producing.
†	Securities (totaling $121,282 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,282,786.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	42	September-15	$5,231,529	$5,251,680	$20,151

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$155,796,084	$—	$—		$155,796,084
Consumer Staples	33,834,945	—	—		33,834,945
Energy	41,090,267	—	—		41,090,267
Financials	259,235,431	—	—		259,235,431
Health Care	171,565,091	—	36,610		171,601,701
Industrials	136,976,415	—	—		136,976,415
Information Technology	182,169,292	—	—		182,169,292
Materials	43,184,381	—	—	(b)	43,184,381
Telecommunication Services	8,710,146	—	84,672		8,794,818
Utilities	34,875,596	—	—		34,875,596
Corporate Bonds
Financials	—	18,910	—		18,910
Futures	20,151	—	—		20,151
Rights
Health Care	—	—	—	(b)	—

See Notes to Financial Statements.

1133

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Short-Term Investments	$4,135,450	$—	$—		$4,135,450
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,071,593,249	$18,910	$121,282		$1,071,733,441

Total Liabilities	$—	$—	$—		$—

Total	$1,071,593,249	$18,910	$121,282		$1,071,733,441

(a)	Securities with a market value of $85,848 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$20,151	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$830,236	$830,236

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(268,116)	$(268,116)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,770,000 during the six months ended June 30, 2015.

See Notes to Financial Statements.

1134

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$142,813,008
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$125,332,067

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$450,047,335
Aggregate gross unrealized depreciation	(47,510,695)

Net unrealized appreciation	$402,536,640

Federal income tax cost of investments	$669,176,650

See Notes to Financial Statements.

1135

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $665,010,510)	$1,071,713,290
Cash	2,660,488
Dividends, interest and other receivables	1,257,642
Receivable from Separate Accounts for Trust shares sold	427,509
Receivable for securities sold	20,929
Due from broker for futures variation margin	20,581
Other assets	10,720

Total assets	1,076,111,159

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	545,951
Investment management fees payable	223,763
Distribution fees payable – Class IB	192,425
Administrative fees payable	90,174
Distribution fees payable – Class IA	20,700
Trustees’ fees payable	2,423
Accrued expenses	108,882

Total liabilities	1,184,318

NET ASSETS	$1,074,926,841

Net assets were comprised of:
Paid in capital	$600,339,031
Accumulated undistributed net investment income (loss)	4,803,023
Accumulated undistributed net realized gain (loss) on investments and futures	63,061,856
Net unrealized appreciation (depreciation) on investments and futures	406,722,931

Net assets	$1,074,926,841

Class IA
Net asset value, offering and redemption price per share, $99,586,819 / 8,140,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.23

Class IB
Net asset value, offering and redemption price per share, $924,459,151 / 75,526,789 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.24

Class K
Net asset value, offering and redemption price per share, $50,880,871 / 4,156,014 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,627 foreign withholding tax)	$7,627,003
Interest	5,760

Total income	7,632,763

EXPENSES
Investment management fees	1,310,318
Distribution fees – Class IB	1,131,815
Administrative fees	528,482
Distribution fees – Class IA	118,646
Professional fees	28,151
Custodian fees	28,084
Printing and mailing expenses	26,985
Trustees’ fees	11,854
Miscellaneous	10,902

Total expenses	3,195,237

NET INVESTMENT INCOME (LOSS)	4,437,526

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	63,545,090
Futures	830,236

Net realized gain (loss)	64,375,326

Change in unrealized appreciation (depreciation) on:
Investments	(21,290,323)
Futures	(268,116)

Net change in unrealized appreciation (depreciation)	(21,558,439)

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,816,887

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,254,413

See Notes to Financial Statements.

1136

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,437,526	$6,542,293
Net realized gain (loss) on investments and futures	64,375,326	84,865,709
Net change in unrealized appreciation (depreciation) on investments and futures	(21,558,439)	(45,039,918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,254,413	46,368,084

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(577,201)
Class IB	—	(5,938,989)
Class K	—	(405,929)

	—	(6,922,119)

Distributions from net realized capital gains
Class IA	—	(7,193,748)
Class IB	—	(74,125,008)
Class K	—	(3,858,051)

	—	(85,176,807)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(92,098,926)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,432,476 and 1,445,643 shares, respectively ]	17,092,485	17,575,899
Capital shares issued in reinvestment of dividends and distributions [ 0 and 668,811 shares, respectively ]	—	7,770,948
Capital shares repurchased [ (746,509) and (1,594,862) shares, respectively ]	(8,939,833)	(19,344,212)

Total Class IA transactions	8,152,652	6,002,635

Class IB
Capital shares sold [ 4,101,014 and 4,370,527 shares, respectively ]	49,097,694	53,039,653
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,886,056 shares, respectively ]	—	80,063,997
Capital shares repurchased [ (4,415,240) and (10,517,633) shares, respectively ]	(53,097,687)	(127,667,186)

Total Class IB transactions	(3,999,993)	5,436,464

Class K
Capital shares sold [ 706,081 and 785,588 shares, respectively ]	8,457,001	9,594,870
Capital shares issued in reinvestment of dividends and distributions [ 0 and 366,901 shares, respectively ]	—	4,263,981
Capital shares repurchased [ (475,246) and (1,022,806) shares, respectively ]	(5,750,374)	(12,420,457)

Total Class K transactions	2,706,627	1,438,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,859,286	12,877,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,113,699	(32,853,349)
NET ASSETS:
Beginning of period	1,020,813,142	1,053,666,491

End of period (a)	$1,074,926,841	$1,020,813,142

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,803,023	$365,497

See Notes to Financial Statements.

1137

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EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.70	$12.27	$9.71	$9.07	$10.52	$8.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.08	0.12	0.09	0.11
Net realized and unrealized gain (loss) on investments and futures	0.48	0.51	3.53	1.28	(0.52)	2.10

Total from investment operations	0.53	0.59	3.61	1.40	(0.43)	2.21

Less distributions:
Dividends from net investment income	—	(0.09)	(0.10)	(0.13)	(0.10)	(0.12)
Distributions from net realized gains	—	(1.07)	(0.95)	(0.63)	(0.92)	—

Total dividends and distributions	—	(1.16)	(1.05)	(0.76)	(1.02)	(0.12)

Net asset value, end of period	$12.23	$11.70	$12.27	$9.71	$9.07	$10.52

Total return (b)	4.53%	4.87%	37.45%	15.55%	(3.79)%	26.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,587	$87,206	$85,096	$53,627	$56,302	$146,261
Ratio of expenses to average net assets (a)(f)	0.62%	0.63%	0.63%	0.63%	0.37%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	0.84%	0.65%	0.71%	1.20%	0.84%	1.22%
Portfolio turnover rate (z)^	12%	14%	15%	16%	18%	18%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.70	$12.28	$9.72	$9.07	$10.52	$8.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.08	0.12	0.06	0.09
Net realized and unrealized gain (loss) on investments and futures	0.49	0.50	3.53	1.29	(0.52)	2.09

Total from investment operations	0.54	0.58	3.61	1.41	(0.46)	2.18

Less distributions:
Dividends from net investment income	—	(0.09)	(0.10)	(0.13)	(0.07)	(0.09)
Distributions from net realized gains	—	(1.07)	(0.95)	(0.63)	(0.92)	—

Total dividends and distributions	—	(1.16)	(1.05)	(0.76)	(0.99)	(0.09)

Net asset value, end of period	$12.24	$11.70	$12.28	$9.72	$9.07	$10.52

Total return (b)	4.62%	4.78%	37.42%	15.66%	(4.04)%	25.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$924,459	$887,691	$922,001	$718,214	$667,025	$762,265
Ratio of expenses to average net assets (a)(f)	0.62%	0.63%	0.63%	0.63%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	0.83%	0.64%	0.69%	1.22%	0.61%	1.01%
Portfolio turnover rate (z)^	12%	14%	15%	16%	18%	18%

See Notes to Financial Statements.

1138

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EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$11.70	$12.27	$9.71	$9.07	$9.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.11	0.10	0.15	0.04
Net realized and unrealized gain (loss) on investments and futures	0.47	0.51	3.54	1.28	0.91

Total from investment operations	0.54	0.62	3.64	1.43	0.95

Less distributions:
Dividends from net investment income	—	(0.12)	(0.13)	(0.16)	(0.10)
Distributions from net realized gains	—	(1.07)	(0.95)	(0.63)	(0.92)

Total dividends and distributions	—	(1.19)	(1.08)	(0.79)	(1.02)

Net asset value, end of period	$12.24	$11.70	$12.27	$9.71	$9.07

Total return (b)	4.62%	5.12%	37.80%	15.84%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,881	$45,916	$46,570	$85,459	$79,345
Ratio of expenses to average net assets (a)(f)	0.37%	0.38%	0.38%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.09%	0.89%	0.88%	1.47%	1.05%
Portfolio turnover rate (z)^	12%	14%	15%	16%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1139

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	28.2%
Health Care	24.2
Consumer Discretionary	24.1
Industrials	11.1
Financials	6.1
Consumer Staples	2.8
Materials	1.6
Energy	1.4
Investment Companies	1.0
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,066.60	$5.64
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,066.50	5.64
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,068.00	4.36
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1140

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.1%)
Auto Components (0.9%)
BorgWarner, Inc.	53,500	$3,040,940
Delphi Automotive plc	49,700	4,228,973

		7,269,913

Automobiles (1.4%)
Tesla Motors, Inc.*	39,767	10,667,896

Hotels, Restaurants & Leisure (3.1%)
Chipotle Mexican Grill, Inc.*	6,589	3,986,279
Las Vegas Sands Corp.	74,565	3,919,882
MGM Resorts International*	344,646	6,289,790
Starbucks Corp.	167,264	8,967,859
Wynn Resorts Ltd.	9,740	961,046

		24,124,856

Internet & Catalog Retail (9.9%)
Amazon.com, Inc.*	84,402	36,638,064
JD.com, Inc. (ADR)*	103,600	3,532,760
Netflix, Inc.*	8,430	5,538,004
Priceline Group, Inc.*	21,064	24,252,458
Vipshop Holdings Ltd. (ADR)*	309,600	6,888,600

		76,849,886

Media (1.6%)
Walt Disney Co.	107,328	12,250,418

Specialty Retail (5.3%)
AutoZone, Inc.*	13,014	8,679,037
CarMax, Inc.*	93,368	6,181,895
Home Depot, Inc.	45,153	5,017,853
Lowe’s Cos., Inc.	136,096	9,114,349
Ross Stores, Inc.	82,926	4,031,033
Tractor Supply Co.	90,958	8,180,762

		41,204,929

Textiles, Apparel & Luxury Goods (1.9%)
Hanesbrands, Inc.	235,000	7,830,200
NIKE, Inc., Class B	47,200	5,098,544
Under Armour, Inc., Class A*	26,946	2,248,374

		15,177,118

Total Consumer Discretionary		187,545,016

Consumer Staples (2.8%)
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	21,210	2,864,623
CVS Health Corp.	78,296	8,211,684
Walgreens Boots Alliance, Inc.	84,300	7,118,292

		18,194,599

Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A	37,600	3,258,416

Total Consumer Staples		21,453,015

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Concho Resources, Inc.*	13,400	1,525,724
Continental Resources, Inc.*	37,300	1,581,147
EQT Corp.	42,120	3,426,041
Pioneer Natural Resources Co.	16,402	2,274,793
Range Resources Corp.	43,398	2,142,993

Total Energy		10,950,698

Financials (6.1%)
Capital Markets (3.0%)
BlackRock, Inc.	9,900	3,425,202
Morgan Stanley	253,800	9,844,902
State Street Corp.	69,600	5,359,200
TD Ameritrade Holding Corp.	116,618	4,293,875

		22,923,179

Diversified Financial Services (0.7%)
Intercontinental Exchange, Inc.	25,461	5,693,334

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	130,457	12,170,334
Crown Castle International Corp. (REIT)	83,574	6,710,992

		18,881,326

Total Financials		47,497,839

Health Care (24.2%)
Biotechnology (10.9%)
Alexion Pharmaceuticals, Inc.*	83,424	15,080,556
Alnylam Pharmaceuticals, Inc.*	4,500	539,415
Biogen, Inc.*	36,874	14,894,884
BioMarin Pharmaceutical, Inc.*	39,500	5,402,810
Celgene Corp.*	106,980	12,381,330
Gilead Sciences, Inc.	154,960	18,142,717
Incyte Corp.*	60,200	6,273,442
Regeneron Pharmaceuticals, Inc.*	13,303	6,786,259
Vertex Pharmaceuticals, Inc.*	44,297	5,469,794

		84,971,207

Health Care Equipment & Supplies (1.3%)
Intuitive Surgical, Inc.*	20,400	9,883,800

Health Care Providers & Services (6.0%)
Anthem, Inc.	50,500	8,289,070
Cigna Corp.	37,300	6,042,600
Humana, Inc.	37,100	7,096,488
McKesson Corp.	75,332	16,935,387
UnitedHealth Group, Inc.	70,592	8,612,224

		46,975,769

Pharmaceuticals (6.0%)
AbbVie, Inc.	26,702	1,794,108
Allergan plc*	64,405	19,544,341
Bristol-Myers Squibb Co.	83,200	5,536,128
Valeant Pharmaceuticals International, Inc.*	91,055	20,227,868

		47,102,445

Total Health Care		188,933,221

Industrials (11.1%)
Aerospace & Defense (2.5%)
Boeing Co.	90,296	12,525,861
Precision Castparts Corp.	35,262	7,047,816

		19,573,677

See Notes to Financial Statements.

1141

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.8%)
FedEx Corp.	38,200	$6,509,280

Airlines (1.7%)
American Airlines Group, Inc.	250,800	10,015,698
United Continental Holdings, Inc.*	65,297	3,461,394

		13,477,092

Industrial Conglomerates (3.7%)
Danaher Corp.	238,332	20,398,836
Roper Technologies, Inc.	49,306	8,503,313

		28,902,149

Machinery (1.4%)
Flowserve Corp.	75,800	3,991,628
Wabtec Corp.	69,700	6,568,528

		10,560,156

Professional Services (0.2%)
IHS, Inc., Class A*	10,100	1,299,163

Road & Rail (0.8%)
Canadian Pacific Railway Ltd.	25,100	4,021,773
J.B. Hunt Transport Services, Inc.	26,276	2,156,997

		6,178,770

Total Industrials		86,500,287

Information Technology (28.2%)
Communications Equipment (0.3%)
Palo Alto Networks, Inc.*	11,100	1,939,170

Internet Software & Services (12.9%)
58.com, Inc. (ADR)*	18,300	1,172,298
Akamai Technologies, Inc.*	37,200	2,597,304
Alibaba Group Holding Ltd. (ADR)*	144,136	11,858,069
Baidu, Inc. (ADR)*	51,836	10,319,511
Facebook, Inc., Class A*	225,800	19,365,737
Google, Inc., Class A*	36,800	19,873,472
Google, Inc., Class C*	39,105	20,354,543
LinkedIn Corp., Class A*	34,053	7,036,371
Pandora Media, Inc.*	71,700	1,114,218
Tencent Holdings Ltd.	349,200	6,969,089

		100,660,612

IT Services (5.8%)
Fiserv, Inc.*	53,206	4,407,053
MasterCard, Inc., Class A	194,390	18,171,577
Visa, Inc., Class A	339,808	22,818,107

		45,396,737

Semiconductors & Semiconductor Equipment (0.3%)
ASML Holding N.V. (N.Y. Shares)	22,100	2,301,273

Software (6.1%)
Microsoft Corp.	374,600	16,538,590
Mobileye N.V.*	80,500	4,280,185
NetSuite, Inc.*	36,989	3,393,741
Red Hat, Inc.*	57,031	4,330,364
Salesforce.com, Inc.*	160,679	11,188,079
ServiceNow, Inc.*	62,247	4,625,574
Workday, Inc., Class A*	40,001	3,055,676

		47,412,209

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	174,074	21,833,232

Total Information Technology		219,543,233

Materials (1.6%)
Chemicals (1.3%)
Ashland, Inc.	29,400	3,583,860
Sherwin-Williams Co.	23,975	6,593,604

		10,177,464

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	17,317	2,450,529

Total Materials		12,627,993

Total Common Stocks (99.5%) (Cost $474,710,032)		775,051,302

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,703,347	7,703,347

Total Short-Term Investments (1.0%) (Cost $7,703,347)		7,703,347

Total Investments (100.5%) (Cost $482,413,379)		782,754,649
Other Assets Less Liabilities (-0.5%)		(3,732,008)

Net Assets (100%)		$779,022,641

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1142

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$187,545,016	$—	$—	$187,545,016
Consumer Staples	21,453,015	—	—	21,453,015
Energy	10,950,698	—	—	10,950,698
Financials	47,497,839	—	—	47,497,839
Health Care	188,933,221	—	—	188,933,221
Industrials	86,500,287	—	—	86,500,287
Information Technology	212,574,144	6,969,089	—	219,543,233
Materials	12,627,993	—	—	12,627,993
Short-Term Investments	7,703,347	—	—	7,703,347

Total Assets	$775,785,560	$6,969,089	$—	$782,754,649

Total Liabilities	$—	$—	$—	$—

Total	$775,785,560	$6,969,089	$—	$782,754,649

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$172,232,765
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$145,430,918

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,754,227
Aggregate gross unrealized depreciation	(7,848,938)

Net unrealized appreciation	$299,905,289

Federal income tax cost of investments	$482,849,360

For the six months ended June 30, 2015, the Portfolio incurred approximately $3,332 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $482,413,379)	$782,754,649
Cash	2,325,000
Foreign cash (Cost $135)	137
Receivable for securities sold	1,040,211
Receivable from Separate Accounts for Trust shares sold	462,503
Dividends, interest and other receivables	223,623
Other assets	7,385

Total assets	786,813,508

LIABILITIES
Payable for securities purchased	6,518,212
Payable to Separate Accounts for Trust shares redeemed	544,068
Investment management fees payable	470,291
Distribution fees payable – Class IB	124,563
Administrative fees payable	65,390
Distribution fees payable – Class IA	18,860
Trustees’ fees payable	1,206
Accrued expenses	48,277

Total liabilities	7,790,867

NET ASSETS	$779,022,641

Net assets were comprised of:
Paid in capital	$473,038,788
Accumulated undistributed net investment income (loss)	(1,256,680)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	6,900,055
Net unrealized appreciation (depreciation) on investments and foreign currency translations	300,340,478

Net assets	$779,022,641

Class IA
Net asset value, offering and redemption price per share, $91,069,211 / 2,350,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.74

Class IB
Net asset value, offering and redemption price per share, $598,329,979 / 15,604,440 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.34

Class K
Net asset value, offering and redemption price per share, $89,623,451 / 2,292,919 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,511 foreign withholding tax)	$2,688,718
Interest	4,781

Total income	2,693,499

EXPENSES
Investment management fees	2,807,536
Distribution fees – Class IB	722,081
Administrative fees	377,446
Distribution fees – Class IA	102,429
Professional fees	29,521
Custodian fees	26,779
Printing and mailing expenses	19,164
Trustees’ fees	8,429
Miscellaneous	7,586

Gross expenses	4,100,971
Less: Waiver from investment manager	(93,369)

Net expenses	4,007,602

NET INVESTMENT INCOME (LOSS)	(1,314,103)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	19,415,195
Foreign currency transactions	(9,183)

Net realized gain (loss)	19,406,012

Change in unrealized appreciation (depreciation) on:
Investments	29,128,971
Foreign currency translations	2,556

Net change in unrealized appreciation (depreciation)	29,131,527

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,537,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,223,436

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,314,103)	$(2,243,080)
Net realized gain (loss) on investments and foreign currency transactions	19,406,012	64,617,365
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	29,131,527	(6,801,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,223,436	55,572,916

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 494,063 and 824,338 shares, respectively ]	18,952,120	28,312,275
Capital shares repurchased [ (104,096) and (277,586) shares, respectively ]	(3,949,365)	(9,449,590)

Total Class IA transactions	15,002,755	18,862,685

Class IB
Capital shares sold [ 1,015,376 and 1,804,846 shares, respectively ]	38,510,666	61,169,563
Capital shares repurchased [ (563,741) and (1,484,164) shares, respectively ]	(21,327,478)	(50,309,319)

Total Class IB transactions	17,183,188	10,860,244

Class K
Capital shares sold [ 254,124 and 491,884 shares, respectively ]	9,950,440	16,933,301
Capital shares repurchased [ (451,149) and (672,408) shares, respectively ]	(17,347,945)	(22,981,208)

Total Class K transactions	(7,397,505)	(6,047,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,788,438	23,675,022

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,011,874	79,247,938
NET ASSETS:
Beginning of period	707,010,767	627,762,829

End of period (a)	$779,022,641	$707,010,767

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,256,680)	$57,423

See Notes to Financial Statements.

1145

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$36.32	$33.43	$24.24	$20.38	$20.73		$17.78

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)	(0.13)	(0.12)	(0.03)	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.49	3.02	9.31	3.89	(0.31)		2.99

Total from investment operations	2.42	2.89	9.19	3.86	(0.35)		2.96

Less distributions:
Dividends from net investment income	—	—	—	—	—		(0.01)

Net asset value, end of period	$38.74	$36.32	$33.43	$24.24	$20.38		$20.73

Total return (b)	6.66%	8.64%	37.91%	18.94%	(1.69)%		16.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,069	$71,210	$47,268	$23,668	$11,796		$45,882
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.10%	1.10%	1.14%	0.90%		0.91%
Before waivers (a)(f)	1.12%	1.13%	1.14%	1.15%	0.90%		0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.38)%	(0.37)%	(0.41)%	(0.13)%	(0.18)%		(0.15)%
Before waivers (a)(f)	(0.40)%	(0.41)%	(0.45)%	(0.14)%	(0.18)%		(0.15)%
Portfolio turnover rate (z)^	20%	37%	40%	29%	32%		41%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$35.95	$33.09	$23.99	$20.17	$20.57		$17.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)	(0.13)	(0.10)	(0.04)	(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.46	2.99	9.20	3.86	(0.31)		2.97

Total from investment operations	2.39	2.86	9.10	3.82	(0.40)		2.90

Net asset value, end of period	$38.34	$35.95	$33.09	$23.99	$20.17		$20.57

Total return (b)	6.65%	8.64%	37.93%	18.94%	(1.94)%		16.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$598,330	$544,676	$490,761	$851,412	$673,234		$689,166
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.10%	1.10%	1.14%	1.15	%(c)	1.16%
Before waivers (a)(f)	1.12%	1.13%	1.14%	1.15%	1.15	%(c)	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.38)%	(0.38)%	(0.38)%	(0.18)%	(0.41)%		(0.40)%
Before waivers (a)(f)	(0.41)%	(0.41)%	(0.41)%	(0.19)%	(0.41)%		(0.40)%
Portfolio turnover rate (z)^	20%	37%	40%	29%	32%		41%

See Notes to Financial Statements.

1146

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$36.60	$33.60	$24.30	$20.38	$20.57

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.04)	(0.04)	0.02 †	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.52	3.04	9.34	3.90	(0.20)

Total from investment operations	2.49	3.00	9.30	3.92	(0.19)

Net asset value, end of period	$39.09	$36.60	$33.60	$24.30	$20.38

Total return (b)	6.80%	8.93%	38.27%	19.23%	(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,623	$91,125	$89,734	$62,799	$39,050
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.85%	0.85%	0.89%	0.96%
Before waivers (a)(f)	0.87%	0.88%	0.89%	0.90%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%	(0.13)%	(0.16)%	0.09%	0.32%
Before waivers (a)(f)	(0.16)%	(0.16)%	(0.19)%	0.08%	0.32%
Portfolio turnover rate (z)^	20%	37%	40%	29%	32%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1147

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	20.1%
Financials	19.1
Health Care	18.2
Consumer Discretionary	13.5
Consumer Staples	10.1
Energy	7.6
Industrials	7.3
Materials	3.2
Investment Companies	1.1
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IB
Actual	$1,000.00	$1,055.00	$5.35
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1148

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EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Automobiles (2.2%)
Ford Motor Co.	61,504	$923,175
General Motors Co.	40,416	1,347,065

		2,270,240

Hotels, Restaurants & Leisure (2.5%)
Yum! Brands, Inc.	28,493	2,566,649

Household Durables (2.1%)
Jarden Corp.*	24,501	1,267,927
Lennar Corp., Class A	15,841	808,524

		2,076,451

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	4,400	1,909,996

Media (4.0%)
CBS Corp. (Non-Voting), Class B	23,822	1,322,121
Walt Disney Co.	23,939	2,732,398

		4,054,519

Specialty Retail (0.8%)
Best Buy Co., Inc.	25,780	840,686

Total Consumer Discretionary		13,718,541

Consumer Staples (10.1%)
Beverages (2.6%)
PepsiCo, Inc.	28,163	2,628,735

Food & Staples Retailing (2.0%)
Rite Aid Corp.*	116,206	970,320
Walgreens Boots Alliance, Inc.	12,866	1,086,405

		2,056,725

Food Products (2.8%)
Mondelez International, Inc., Class A	68,810	2,830,843

Tobacco (2.7%)
Philip Morris International, Inc.	33,928	2,720,008

Total Consumer Staples		10,236,311

Energy (7.6%)
Energy Equipment & Services (2.0%)
Halliburton Co.	18,105	779,782
McDermott International, Inc.*	115,232	615,339
Noble Corp. plc	38,190	587,744

		1,982,865

Oil, Gas & Consumable Fuels (5.6%)
Approach Resources, Inc.*	47,121	322,779
Chevron Corp.	14,435	1,392,545
Cobalt International Energy, Inc.*	76,391	741,757
EOG Resources, Inc.	11,533	1,009,714
Gulfport Energy Corp.*	11,449	460,822
Laredo Petroleum, Inc.*	27,746	349,045
Oasis Petroleum, Inc.*	22,844	362,077
PDC Energy, Inc.*	13,810	740,768
SM Energy Co.	7,630	351,896

		5,731,403

Total Energy		7,714,268

Financials (19.1%)
Banks (7.0%)
Citigroup, Inc.	44,043	2,432,936
JPMorgan Chase & Co.	40,258	2,727,882
U.S. Bancorp/Minnesota	44,528	1,932,515

		7,093,333

Capital Markets (1.7%)
Invesco Ltd.	28,100	1,053,469
Morgan Stanley	16,462	638,561

		1,692,030

Consumer Finance (3.0%)
American Express Co.	21,259	1,652,249
Capital One Financial Corp.	16,165	1,422,035

		3,074,284

Insurance (4.5%)
Aon plc	16,600	1,654,688
Lincoln National Corp.	21,736	1,287,206
MetLife, Inc.	28,735	1,608,872

		4,550,766

Real Estate Investment Trusts (REITs) (2.9%)
Digital Realty Trust, Inc. (REIT)	21,757	1,450,757
Simon Property Group, Inc. (REIT)	9,000	1,557,180

		3,007,937

Total Financials		19,418,350

Health Care (18.2%)
Biotechnology (6.1%)
Acorda Therapeutics, Inc.*	28,895	963,070
Alnylam Pharmaceuticals, Inc.*	15,409	1,847,077
Atara Biotherapeutics, Inc.*	9,289	490,088
Bluebird Bio, Inc.*	1,123	189,079
Chimerix, Inc.*	39,860	1,841,532
Lexicon Pharmaceuticals, Inc.*	73,235	589,542
MacroGenics, Inc.*	3,300	125,301
Regulus Therapeutics, Inc.*	11,111	121,777

		6,167,466

Health Care Providers & Services (4.5%)
Envision Healthcare Holdings, Inc.*	33,631	1,327,752
Laboratory Corp. of America Holdings*	10,216	1,238,383
UnitedHealth Group, Inc.	16,197	1,976,034

		4,542,169

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	5,842	879,864

Pharmaceuticals (6.8%)
Allergan plc*	6,362	1,930,613
Catalent, Inc.*	45,594	1,337,272
Eli Lilly & Co.	19,899	1,661,368
Impax Laboratories, Inc.*	27,819	1,277,448
Teva Pharmaceutical Industries Ltd. (ADR)	11,914	704,117

		6,910,818

Total Health Care		18,500,317

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (7.3%)
Machinery (2.5%)
Caterpillar, Inc.	10,689	$906,641
Colfax Corp.*	19,211	886,588
Joy Global, Inc.	20,178	730,443

		2,523,672

Road & Rail (3.6%)
Hertz Global Holdings, Inc.*	41,160	745,819
Norfolk Southern Corp.	15,245	1,331,803
Union Pacific Corp.	17,274	1,647,422

		3,725,044

Trading Companies & Distributors (1.2%)
Fastenal Co.	29,146	1,229,378

Total Industrials		7,478,094

Information Technology (20.1%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	8,514	695,934

Electronic Equipment, Instruments & Components (2.3%)
CDW Corp.	22,697	778,053
Dolby Laboratories, Inc., Class A	20,393	809,194
Jabil Circuit, Inc.	36,770	782,834

		2,370,081

Internet Software & Services (2.1%)
Facebook, Inc., Class A*	25,501	2,187,093

IT Services (2.4%)
ServiceSource International, Inc.*	120,649	659,950
Visa, Inc., Class A	26,136	1,755,032

		2,414,982

Semiconductors & Semiconductor Equipment (6.6%)
Broadcom Corp., Class A	20,415	1,051,168
Integrated Device Technology, Inc.*	26,012	564,461
Maxim Integrated Products, Inc.	18,196	629,127
Micron Technology, Inc.*	66,354	1,250,109
NXP Semiconductors N.V.*	5,961	585,370
ON Semiconductor Corp.*	49,571	579,485
Qorvo, Inc.*	8,172	655,967
Silicon Laboratories, Inc.*	12,336	666,267
Skyworks Solutions, Inc.	6,902	718,498

		6,700,452

Software (2.9%)
Check Point Software Technologies Ltd.*	19,574	1,557,112
Symantec Corp.	58,915	1,369,774

		2,926,886

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	13,402	1,680,946
SanDisk Corp.	10,893	634,191
Western Digital Corp.	10,329	810,000

		3,125,137

Total Information Technology		20,420,565

Materials (3.2%)
Chemicals (3.2%)
Monsanto Co.	12,710	1,354,759
Praxair, Inc.	16,038	1,917,343

Total Materials		3,272,102

Total Common Stocks (99.1%) (Cost $84,711,993)		100,758,548

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,080,050	1,080,050

Total Short-Term Investments (1.1%) (Cost $1,080,050)		1,080,050

Total Investments (100.2%) (Cost $85,792,043)		101,838,598
Other Assets Less Liabilities (-0.2%)		(184,311)

Net Assets (100%)		$101,654,287

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1150

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EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,718,541	$—	$—	$13,718,541
Consumer Staples	10,236,311	—	—	10,236,311
Energy	7,714,268	—	—	7,714,268
Financials	19,418,350	—	—	19,418,350
Health Care	18,500,317	—	—	18,500,317
Industrials	7,478,094	—	—	7,478,094
Information Technology	20,420,565	—	—	20,420,565
Materials	3,272,102	—	—	3,272,102
Short-Term Investments	1,080,050	—	—	1,080,050

Total Assets	$101,838,598	$—	$—	$101,838,598

Total Liabilities	$—	$—	$—	$—

Total	$101,838,598	$—	$—	$101,838,598

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,842,985
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$30,018,310

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,582,421
Aggregate gross unrealized depreciation	(4,538,134)

Net unrealized appreciation	$16,044,287

Federal income tax cost of investments	$85,794,311

For the six months ended June 30, 2015, the Portfolio incurred approximately $63 as brokerage commissions with Sanford C. Bernstein & Co., LLC and $56 with UBS AG, affiliated broker/dealers.

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $85,792,043)	$101,838,598
Cash	294,000
Receivable for securities sold	788,467
Dividends, interest and other receivables	89,409
Receivable from Separate Accounts for Trust shares sold	74,687
Other assets	972

Total assets	103,086,133

LIABILITIES
Payable for securities purchased	1,227,705
Payable to Separate Accounts for Trust shares redeemed	96,458
Investment management fees payable	53,219
Distribution fees payable – Class IB	21,328
Administrative fees payable	8,595
Trustees’ fees payable	173
Accrued expenses	24,368

Total liabilities	1,431,846

NET ASSETS	$101,654,287

Net assets were comprised of:
Paid in capital	$74,441,312
Accumulated undistributed net investment income (loss)	308,326
Accumulated undistributed net realized gain (loss) on investments	10,858,094
Net unrealized appreciation (depreciation) on investments	16,046,555

Net assets	$101,654,287

Class IB
Net asset value, offering and redemption price per share, $101,654,287 / 9,818,669 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$822,826
Interest	475

Total income	823,301

EXPENSES
Investment management fees	373,644
Distribution fees – Class IB	124,548
Administrative fees	50,233
Professional fees	22,133
Custodian fees	9,421
Printing and mailing expenses	2,568
Trustees’ fees	1,128
Miscellaneous	897

Gross expenses	584,572
Less: Waiver from investment manager	(61,331)

Net expenses	523,241

NET INVESTMENT INCOME (LOSS)	300,060

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	9,315,951
Net change in unrealized appreciation (depreciation) on investments	(4,211,541)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,104,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,404,470

See Notes to Financial Statements.

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EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$300,060	$547,302
Net realized gain (loss) on investments	9,315,951	10,467,508
Net change in unrealized appreciation (depreciation) on investments	(4,211,541)	979,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,404,470	11,994,422

DIVIDENDS :
Dividends from net investment income
Class IB	—	(545,980)

TOTAL DIVIDENDS :	—	(545,980)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,049,800 and 1,611,977 shares, respectively ]	10,617,601	14,881,907
Capital shares issued in reinvestment of dividends [ 0 and 56,066 shares, respectively ]	—	545,980
Capital shares repurchased [ (1,017,196) and (1,705,710) shares, respectively ]	(10,379,534)	(15,568,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	238,067	(140,775)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,642,537	11,307,667
NET ASSETS:
Beginning of period	96,011,750	84,704,083

End of period (a)	$101,654,287	$96,011,750

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$308,326	$8,266

See Notes to Financial Statements.

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EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.81	$8.62	$6.42	$5.74	$5.95	$5.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.06	0.05	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.51	1.19	2.23	0.69	(0.21)	0.65

Total from investment operations	0.54	1.25	2.28	0.74	(0.16)	0.69

Less distributions:
Dividends from net investment income	—	(0.06)	(0.08)	(0.06)	(0.05)	(0.04)

Net asset value, end of period	$10.35	$9.81	$8.62	$6.42	$5.74	$5.95

Total return (b)	5.50%	14.46%	35.50%	12.80%	(2.72)%	13.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,654	$96,012	$84,704	$143,290	$136,123	$149,759
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.05%	1.05%	1.03%	1.03%
Before waivers and fees paid indirectly (a)(f)	1.17%	1.20%	1.19%	1.19%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.60%	0.62%	0.61%	0.81%	0.75%	0.69%
After waivers and fees paid indirectly (a)(f)	0.60%	0.62%	0.61%	0.81%	0.77%	0.71%
Before waivers and fees paid indirectly (a)(f)	0.48%	0.47%	0.47%	0.67%	0.63%	0.59%
Portfolio turnover rate (z)^	30%	45%	58%	65%	63%	53%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1154

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	30.3%
Health Care	20.6
Consumer Discretionary	20.4
Financials	10.8
Industrials	7.5
Telecommunication Services	2.7
Materials	2.5
Investment Companies	2.2
Consumer Staples	1.7
Energy	0.9
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,033.40	$5.19
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.15
Class IB
Actual	1,000.00	1,033.40	5.19
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.15
Class K
Actual	1,000.00	1,034.10	3.93
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.90

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1155

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.4%)
Auto Components (1.5%)
Delphi Automotive plc	74,600	$6,347,714

Diversified Consumer Services (2.2%)
ServiceMaster Global Holdings, Inc.*	261,478	9,457,659

Hotels, Restaurants & Leisure (1.6%)
Hilton Worldwide Holdings, Inc.*	255,464	7,038,033

Household Durables (2.3%)
Harman International Industries, Inc.	37,800	4,495,932
Jarden Corp.*	100,200	5,185,350

		9,681,282

Internet & Catalog Retail (2.9%)
Amazon.com, Inc.*	29,153	12,655,026

Media (4.9%)
Cinemark Holdings, Inc.	137,298	5,515,261
Liberty Global plc*	170,636	8,639,301
Time Warner, Inc.	81,200	7,097,692

		21,252,254

Specialty Retail (2.3%)
Home Depot, Inc.	87,100	9,679,423

Textiles, Apparel & Luxury Goods (2.7%)
Carter’s, Inc.	53,900	5,729,570
Under Armour, Inc., Class A*	71,362	5,954,445

		11,684,015

Total Consumer Discretionary		87,795,406

Consumer Staples (1.7%)
Beverages (1.4%)
Constellation Brands, Inc., Class A	52,704	6,114,718

Food & Staples Retailing (0.3%)
Sprouts Farmers Market, Inc.*	43,126	1,163,540

Total Consumer Staples		7,278,258

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.*	56,600	3,920,116

Total Energy		3,920,116

Financials (10.8%)
Capital Markets (5.1%)
Affiliated Managers Group, Inc.*	31,616	6,911,258
Raymond James Financial, Inc.	110,404	6,577,870
SEI Investments Co.	173,300	8,496,899

		21,986,027

Diversified Financial Services (3.5%)
Intercontinental Exchange, Inc.	25,406	5,681,035
McGraw Hill Financial, Inc.	92,900	9,331,805

		15,012,840

Real Estate Investment Trusts (REITs) (0.3%)
Bluerock Residential Growth REIT, Inc. (REIT)	114,815	1,453,558

Real Estate Management & Development (1.9%)
CBRE Group, Inc., Class A*	151,629	5,610,273
Howard Hughes Corp.*	17,200	2,468,888

		8,079,161

Total Financials		46,531,586

Health Care (20.6%)
Biotechnology (7.2%)
Biogen, Inc.*	23,421	9,460,679
Celgene Corp.*	66,613	7,709,456
Gilead Sciences, Inc.	42,502	4,976,134
Medivation, Inc.*	41,540	4,743,868
Vertex Pharmaceuticals, Inc.*	33,400	4,124,232

		31,014,369

Health Care Equipment & Supplies (1.0%)
Alere, Inc.*	31,253	1,648,596
Align Technology, Inc.*	43,719	2,741,618

		4,390,214

Health Care Providers & Services (4.6%)
Community Health Systems, Inc.*	98,200	6,183,654
Envision Healthcare Holdings, Inc.*	152,255	6,011,027
McKesson Corp.	33,900	7,621,059

		19,815,740

Pharmaceuticals (7.8%)
Bristol-Myers Squibb Co.	94,600	6,294,684
Catalent, Inc.*	120,929	3,546,848
Eli Lilly & Co.	38,600	3,222,714
Endo International plc*	77,000	6,133,050
Perrigo Co. plc	12,200	2,254,926
Shire plc (ADR)	22,700	5,481,823
Zoetis, Inc.	136,200	6,567,564

		33,501,609

Total Health Care		88,721,932

Industrials (7.5%)
Airlines (1.0%)
Delta Air Lines, Inc.	102,000	4,190,160

Industrial Conglomerates (1.8%)
Carlisle Cos., Inc.	75,700	7,579,084

Machinery (1.6%)
Proto Labs, Inc.*	31,960	2,156,661
Wabtec Corp.	51,100	4,815,664

		6,972,325

Road & Rail (3.1%)
Old Dominion Freight Line, Inc.*	86,400	5,927,472
Union Pacific Corp.	78,500	7,486,545

		13,414,017

Total Industrials		32,155,586

Information Technology (30.3%)
Communications Equipment (1.1%)
Palo Alto Networks, Inc.*	27,465	4,798,135

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (2.4%)
Cognex Corp.	105,200	$5,060,120
TE Connectivity Ltd.	80,900	5,201,870

		10,261,990

Internet Software & Services (8.5%)
Akamai Technologies, Inc.*	98,900	6,905,198
Facebook, Inc., Class A*	146,188	12,537,814
Google, Inc., Class A*	12,208	6,592,808
Google, Inc., Class C*	13,847	7,207,502
LinkedIn Corp., Class A*	15,600	3,223,428

		36,466,750

IT Services (5.8%)
Alliance Data Systems Corp.*	25,300	7,386,082
EPAM Systems, Inc.*	34,400	2,450,312
Vantiv, Inc., Class A*	114,591	4,376,230
Visa, Inc., Class A	159,264	10,694,578

		24,907,202

Software (5.6%)
CyberArk Software Ltd.*	45,900	2,883,438
Mobileye N.V.*	50,300	2,674,451
Salesforce.com, Inc.*	28,900	2,012,307
ServiceNow, Inc.*	60,923	4,527,188
Splunk, Inc.*	51,400	3,578,468
Tableau Software, Inc., Class A*	40,200	4,635,060
Workday, Inc., Class A*	53,021	4,050,274

		24,361,186

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	236,079	29,610,209

Total Information Technology		130,405,472

Materials (2.5%)
Chemicals (1.5%)
Axalta Coating Systems Ltd.*	200,700	$6,639,156

Construction Materials (1.0%)
Vulcan Materials Co.	50,900	4,272,037

Total Materials		10,911,193

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.1%)
Level 3 Communications, Inc.*	90,300	4,756,101

Wireless Telecommunication Services (1.6%)
SBA Communications Corp., Class A*	57,560	6,617,673

Total Telecommunication Services		11,373,774

Total Common Stocks (97.4%) (Cost $329,831,026)		419,093,323

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	9,565,586	9,565,586

Total Short-Term Investments (2.2%) (Cost $9,565,586)		9,565,586

Total Investments (99.6%) (Cost $339,396,612)		428,658,909
Other Assets Less Liabilities (0.4%)		1,531,141

Net Assets (100%)		$430,190,050

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$87,795,406	$—	$—	$87,795,406
Consumer Staples	7,278,258	—	—	7,278,258
Energy	3,920,116	—	—	3,920,116
Financials	46,531,586	—	—	46,531,586
Health Care	88,721,932	—	—	88,721,932
Industrials	32,155,586	—	—	32,155,586

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$130,405,472	$—	$—	$130,405,472
Materials	10,911,193	—	—	10,911,193
Telecommunication Services	11,373,774	—	—	11,373,774
Short-Term Investments	9,565,586	—	—	9,565,586

Total Assets	$428,658,909	$—	$—	$428,658,909

Total Liabilities	$—	$—	$—	$—

Total	$428,658,909	$—	$—	$428,658,909

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$224,275,099
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$254,374,681

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,437,665
Aggregate gross unrealized depreciation	(6,260,532)

Net unrealized appreciation	$89,177,133

Federal income tax cost of investments	$339,481,776

For the six months ended June 30, 2015, the Portfolio incurred approximately $764 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $339,396,612)	$428,658,909
Cash	1,119,386
Receivable for securities sold	12,289,063
Receivable from Separate Accounts for Trust shares sold	65,981
Dividends, interest and other receivables	39,559
Other assets	4,310

Total assets	442,177,208

LIABILITIES
Payable for securities purchased	10,211,642
Payable to Separate Accounts for Trust shares redeemed	1,390,561
Investment management fees payable	235,836
Distribution fees payable – Class IB	85,785
Administrative fees payable	36,554
Distribution fees payable – Class IA	3,249
Trustees’ fees payable	550
Accrued expenses	22,981

Total liabilities	11,987,158

NET ASSETS	$430,190,050

Net assets were comprised of:
Paid in capital	$323,146,867
Accumulated undistributed net investment income (loss)	(917,207)
Accumulated undistributed net realized gain (loss) on investments	18,698,093
Net unrealized appreciation (depreciation) on investments	89,262,297

Net assets	$430,190,050

Class IA
Net asset value, offering and redemption price per share, $15,436,503 / 1,312,396 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.76

Class IB
Net asset value, offering and redemption price per share, $406,520,374 / 35,483,273 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.46

Class K
Net asset value, offering and redemption price per share, $8,233,173 / 695,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,330,741
Interest	2,099

Total income	1,332,840

EXPENSES
Investment management fees	1,427,395
Distribution fees – Class IB	519,359
Administrative fees	221,426
Professional fees	24,059
Distribution fees – Class IA	19,396
Custodian fees	17,356
Printing and mailing expenses	11,410
Trustees’ fees	5,072
Miscellaneous	4,574

Total expenses	2,250,047

NET INVESTMENT INCOME (LOSS)	(917,207)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	9,421,248

Net change in unrealized appreciation (depreciation) on investments	6,167,520

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,588,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,671,561

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(917,207)	$(1,616,169)
Net realized gain (loss) on investments	9,421,248	50,291,297
Net change in unrealized appreciation (depreciation) on investments	6,167,520	(32,532,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,671,561	16,142,929

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,765,218)
Class IB	—	(47,632,836)
Class K	—	(898,989)

TOTAL DISTRIBUTIONS	—	(50,297,043)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 85,513 and 336,873 shares, respectively ]	1,002,852	4,078,077
Capital shares issued in reinvestment of distributions [ 0 and 151,549 shares, respectively ]	—	1,765,218
Capital shares repurchased [ (137,406) and (455,053) shares, respectively ]	(1,616,929)	(5,550,514)

Total Class IA transactions	(614,077)	292,781

Class IB
Capital shares sold [ 1,529,674 and 5,489,060 shares, respectively ]	17,393,134	65,438,144
Capital shares issued in reinvestment of distributions [ 0 and 4,199,632 shares, respectively ]	—	47,632,836
Capital shares repurchased [ (3,507,354) and (5,279,953) shares, respectively ]	(40,110,619)	(62,619,335)

Total Class IB transactions	(22,717,485)	50,451,645

Class K
Capital shares sold [ 177,003 and 406,840 shares, respectively ]	2,080,945	4,970,786
Capital shares issued in reinvestment of distributions [ 0 and 76,724 shares, respectively ]	—	898,989
Capital shares repurchased [ (180,235) and (453,679) shares, respectively ]	(2,135,285)	(5,577,137)

Total Class K transactions	(54,340)	292,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,385,902)	51,037,064

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,714,341)	16,882,950
NET ASSETS:
Beginning of period	438,904,391	422,021,441

End of period (a)	$430,190,050	$438,904,391

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(917,207)	—

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011		2010
Net asset value, beginning of period	$11.38	$12.31	$11.25	$9.65	$10.43		$9.11

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.05)	(0.06)	— #	(0.03)		—	#
Net realized and unrealized gain (loss) on investments	0.40	0.52	4.35	1.97	(0.57)		1.60

Total from investment operations	0.38	0.47	4.29	1.97	(0.60)		1.60

Less distributions:
Dividends from net investment income	—	—	—	— #	—		—	#
Distributions from net realized gains	—	(1.40)	(3.23)	(0.37)	(0.18)		(0.28)

Total dividends and distributions	—	(1.40)	(3.23)	(0.37)	(0.18)		(0.28)

Net asset value, end of period	$11.76	$11.38	$12.31	$11.25	$9.65		$10.43

Total return (b)	3.34%	3.74%	39.08%	20.47%	(5.64)%		17.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,437	$15,531	$16,381	$11,114	$8,833		$7,796
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.03%	1.04%	1.03%	1.02%	0.76%		0.71%
Before fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.03%	0.78%		0.78%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.42)%	(0.39)%	(0.47)%	0.01%	(0.33)%		—	%‡‡
Before fees paid indirectly (a)(f)	(0.42)%	(0.39)%	(0.48)%	— %‡‡	(0.35)%		(0.07)%
Portfolio turnover rate (z)^	52%	90%	103%	92%	110%		164%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011		2010
Net asset value, beginning of period	$11.09	$12.02	$11.04	$9.48	$10.28		$9.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.05)	(0.05)	— #	(0.06)		(0.02)
Net realized and unrealized gain (loss) on investments	0.39	0.52	4.26	1.93	(0.56)		1.58

Total from investment operations	0.37	0.47	4.21	1.93	(0.62)		1.56

Less distributions:
Dividends from net investment income	—	—	—	— #	—		—	#
Distributions from net realized gains	—	(1.40)	(3.23)	(0.37)	(0.18)		(0.28)

Total dividends and distributions	—	(1.40)	(3.23)	(0.37)	(0.18)		(0.28)

Net asset value, end of period	$11.46	$11.09	$12.02	$11.04	$9.48		$10.28

Total return (b)	3.34%	3.83%	39.07%	20.41%	(5.92)%		17.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$406,520	$415,372	$397,390	$872,656	$678,530		$558,097
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.03%	1.04%	1.03%	1.02%	1.01	%(c)	0.96	%(c)
Before fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.03%	1.03%		1.03%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.42)%	(0.38)%	(0.39)%	0.01%	(0.57)%		(0.24)%
Before fees paid indirectly (a)(f)	(0.42)%	(0.38)%	(0.39)%	— %‡‡	(0.60)%		(0.32)%
Portfolio turnover rate (z)^	52%	90%	103%	92%	110%		164%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29, 2012* to December 31, 2012
Class K		2014	2013
Net asset value, beginning of period	$11.44	$12.33	$11.23	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.02)	(0.03)	0.05
Net realized and unrealized gain (loss) on investments	0.40	0.53	4.36	0.21

Total from investment operations	0.39	0.51	4.33	0.26

Less distributions:
Dividends from net investment income	—	—	—	(0.03)
Distributions from net realized gains	—	(1.40)	(3.23)	(0.26)

Total dividends and distributions	—	(1.40)	(3.23)	(0.29)

Net asset value, end of period	$11.83	$11.44	$12.33	$11.23

Total return (b)	3.41%	4.06%	39.51%	2.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,233	$7,995	$8,250	$1,427
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.78%	0.79%	0.78%	0.79%
Before fees paid indirectly (a)(f)	0.78%	0.79%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.18)%	(0.13)%	(0.23)%	1.32%
Before fees paid indirectly (a)(f)	(0.18)%	(0.13)%	(0.25)%	1.32%
Portfolio turnover rate (z)^	52%	90%	103%	92%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1162

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	27.8%
Health Care	23.4
Consumer Discretionary	22.0
Industrials	9.2
Consumer Staples	5.7
Financials	4.4
Materials	3.0
Energy	2.2
Investment Companies	1.3
Telecommunication Services	0.8
Utilities	0.0 #
Cash and Other	0.2

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,047.50	$5.00
Hypothetical (5% average return before expenses)	1,000.00	1,019.91	4.93
Class IB
Actual	1,000.00	1,047.70	5.00
Hypothetical (5% average return before expenses)	1,000.00	1,019.91	4.93
Class K
Actual	1,000.00	1,048.00	3.73
Hypothetical (5% average return before expenses)	1,000.00	1,021.15	3.68

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (22.0%)
Auto Components (0.5%)
BorgWarner, Inc.	12,240	$695,722
Dana Holding Corp.	6,468	133,111
Delphi Automotive plc	42,890	3,649,510
Drew Industries, Inc.	924	53,610
Gentex Corp.	10,400	170,768
Gentherm, Inc.*	1,188	65,233
Johnson Controls, Inc.	8,700	430,911
Lear Corp.	3,200	359,232
Tenneco, Inc.*	2,838	163,015
Visteon Corp.*	2,100	220,458

		5,941,570

Automobiles (0.5%)
Harley-Davidson, Inc.	5,291	298,148
Tesla Motors, Inc.*	18,328	4,916,669
Thor Industries, Inc.	2,700	151,956

		5,366,773

Distributors (0.1%)
Genuine Parts Co.	7,193	643,989
LKQ Corp.*	15,863	479,777
Pool Corp.	2,112	148,220

		1,271,986

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	115,600
H&R Block, Inc.	12,011	356,126
Houghton Mifflin Harcourt Co.*	6,200	156,240
Service Corp. International	7,325	215,575
ServiceMaster Global Holdings, Inc.*	4,800	173,616
Weight Watchers International, Inc.*	1,299	6,300

		1,023,457

Hotels, Restaurants & Leisure (3.3%)
Aramark	8,200	253,954
Bloomin’ Brands, Inc.	6,400	136,640
Brinker International, Inc.	3,498	201,660
Buffalo Wild Wings, Inc.*	1,100	172,359
Cheesecake Factory, Inc.	3,400	185,419
Chipotle Mexican Grill, Inc.*	2,402	1,453,186
Choice Hotels International, Inc.	2,332	126,511
Darden Restaurants, Inc.	2,400	170,592
Denny’s Corp.*	5,082	59,002
DineEquity, Inc.	1,452	143,879
Domino’s Pizza, Inc.	2,508	284,407
Dunkin’ Brands Group, Inc.	5,362	294,910
Extended Stay America, Inc.	3,000	56,310
Hilton Worldwide Holdings, Inc.*	71,155	1,960,320
Interval Leisure Group, Inc.	2,371	54,177
Jack in the Box, Inc.	1,900	167,504
Las Vegas Sands Corp.	19,537	1,027,060
Marriott International, Inc., Class A	9,754	725,600

McDonald’s Corp.	45,044	4,282,333
MGM Resorts International*	83,879	1,530,792
Norwegian Cruise Line Holdings Ltd.*	5,600	313,824
Panera Bread Co., Class A*	1,452	253,766
Pinnacle Entertainment, Inc.*	2,068	77,095
Popeyes Louisiana Kitchen, Inc.*	726	43,553
Scientific Games Corp., Class A*	5,016	77,949
SeaWorld Entertainment, Inc.	5,000	92,200
Six Flags Entertainment Corp.	3,500	156,975
Sonic Corp.	4,554	131,155
Starbucks Corp.	266,488	14,287,754
Starwood Hotels & Resorts Worldwide, Inc.	7,930	643,044
Texas Roadhouse, Inc.	4,158	155,634
Vail Resorts, Inc.	1,700	185,640
Wyndham Worldwide Corp.	6,732	551,418
Wynn Resorts Ltd.	10,958	1,081,226
Yum! Brands, Inc.	20,262	1,825,201
Zoe’s Kitchen, Inc.*	103,500	4,237,290

		37,400,339

Household Durables (0.4%)
D.R. Horton, Inc.	6,300	172,368
GoPro, Inc., Class A*	4,200	221,424
Harman International Industries, Inc.	3,400	404,396
iRobot Corp.*	990	31,561
Jarden Corp.*	9,000	465,750
Leggett & Platt, Inc.	6,400	311,552
Lennar Corp., Class A	3,400	173,536
Mohawk Industries, Inc.*	2,000	381,800
Newell Rubbermaid, Inc.	7,391	303,844
NVR, Inc.*	198	265,320
Tempur Sealy International, Inc.*	3,100	204,290
Toll Brothers, Inc.*	4,400	168,036
Tupperware Brands Corp.	2,300	148,442
Whirlpool Corp.	8,645	1,496,017

		4,748,336

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*	39,185	17,009,817
Expedia, Inc.	54,146	5,920,865
Groupon, Inc.*	18,545	93,281
HomeAway, Inc.*	3,800	118,256
HSN, Inc.	2,300	161,437
Liberty Interactive Corp. QVC Group*	62,614	1,737,539
Liberty TripAdvisor Holdings, Inc.*	9,310	299,968
Liberty Ventures*	18,211	715,146
Netflix, Inc.*	9,250	6,076,695
Nutrisystem, Inc.	1,650	41,052
Priceline Group, Inc.*	7,912	9,109,639
TripAdvisor, Inc.*	4,944	430,820
Vipshop Holdings Ltd. (ADR)*	25,700	571,825
zulily, Inc., Class A*	2,600	33,904

		42,320,244

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Products (0.1%)
Brunswick Corp.	3,200	$162,752
Hasbro, Inc.	4,339	324,514
Polaris Industries, Inc.	3,208	475,137

		962,403

Media (6.2%)
AMC Networks, Inc., Class A*	26,078	2,134,484
Cablevision Systems Corp. – New York Group, Class A	132,166	3,164,054
CBS Corp. (Non-Voting), Class B	40,680	2,257,740
Charter Communications, Inc., Class A*	3,906	668,902
Cinemark Holdings, Inc.	5,280	212,098
Comcast Corp., Class A	321,677	19,320,545
DIRECTV*	36,283	3,366,699
Discovery Communications, Inc., Class A*	16,623	552,881
Discovery Communications, Inc., Class C*	22,223	690,691
DISH Network Corp., Class A*	6,839	463,069
Interpublic Group of Cos., Inc.	20,877	402,300
Liberty Broadband Corp.*	11,828	604,496
Liberty Global plc*	16,096	842,626
Liberty Media Corp.*	39,426	1,417,233
Lions Gate Entertainment Corp.	4,400	163,020
Live Nation Entertainment, Inc.*	6,800	186,932
Loral Space & Communications, Inc.*	698	44,058
Madison Square Garden Co., Class A*	28,911	2,413,779
Morningstar, Inc.	2,000	159,100
Omnicom Group, Inc.	12,926	898,228
Scripps Networks Interactive, Inc., Class A	4,861	317,763
Sirius XM Holdings, Inc.*	136,011	507,321
Starz, Class A*	16,290	728,489
Time Warner Cable, Inc.	13,469	2,399,772
Time Warner, Inc.	19,800	1,730,718
Twenty-First Century Fox, Inc., Class A	98,761	3,214,177
Twenty-First Century Fox, Inc., Class B	15,300	492,966
Viacom, Inc., Class B	26,712	1,726,664
Walt Disney Co.	157,630	17,991,888
World Wrestling Entertainment, Inc., Class A	27,058	446,457

		69,519,150

Multiline Retail (0.9%)
Burlington Stores, Inc.*	3,200	163,840
Dillard’s, Inc., Class A	1,500	157,785
Dollar General Corp.	14,153	1,100,254
Dollar Tree, Inc.*	82,689	6,531,604
Family Dollar Stores, Inc.	5,744	452,685
Macy’s, Inc.	12,133	818,614
Nordstrom, Inc.	7,374	549,363
Target Corp.	3,140	256,318

		10,030,463

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	3,366	536,170
America’s Car-Mart, Inc.*	194	9,568
AutoNation, Inc.*	3,102	195,364
AutoZone, Inc.*	1,491	994,348
Bed Bath & Beyond, Inc.*	7,961	549,150
Buckle, Inc.	1,914	87,604
Cabela’s, Inc.*	2,112	105,558
CarMax, Inc.*	21,099	1,396,965
Cato Corp., Class A	1,720	66,667
Chico’s FAS, Inc.	9,900	164,637
Dick’s Sporting Goods, Inc.	3,100	160,487
Foot Locker, Inc.	5,600	375,256
Gap, Inc.	13,991	534,037
GNC Holdings, Inc., Class A	3,432	152,655
Home Depot, Inc.	76,580	8,510,336
L Brands, Inc.	11,477	983,923
Lowe’s Cos., Inc.	64,694	4,332,557
Michaels Cos., Inc.*	6,200	166,842
Office Depot, Inc.*	18,300	158,478
O’Reilly Automotive, Inc.*	31,296	7,072,270
Penske Automotive Group, Inc.	3,600	187,596
Ross Stores, Inc.	22,174	1,077,878
Sally Beauty Holdings, Inc.*	5,700	180,006
Signet Jewelers Ltd.	3,700	474,488
Tiffany & Co.	4,909	450,646
TJX Cos., Inc.	33,443	2,212,923
Tractor Supply Co.	78,420	7,053,095
Ulta Salon Cosmetics & Fragrance, Inc.*	46,004	7,105,318
Urban Outfitters, Inc.*	4,700	164,500
Williams-Sonoma, Inc.	4,290	352,938
Zumiez, Inc.*	1,056	28,121

		45,840,381

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.	2,244	238,537
Coach, Inc.	4,564	157,960
Columbia Sportswear Co.	1,300	78,598
Deckers Outdoor Corp.*	1,848	133,001
G-III Apparel Group Ltd.*	924	65,003
Hanesbrands, Inc.	47,948	1,597,627
Kate Spade & Co.*	6,200	133,548
lululemon athletica, Inc.*	5,200	339,560
Michael Kors Holdings Ltd.*	10,109	425,488
NIKE, Inc., Class B	78,031	8,428,909
Oxford Industries, Inc.	858	75,032
Ralph Lauren Corp.	1,149	152,082
Skechers USA, Inc., Class A*	1,900	208,601
Steven Madden Ltd.*	3,294	140,917
Under Armour, Inc., Class A*	84,064	7,014,300
VF Corp.	39,756	2,772,584
Wolverine World Wide, Inc.	5,800	165,184

		22,126,931

Total Consumer Discretionary		246,552,033

Consumer Staples (5.7%)
Beverages (1.9%)
Brown-Forman Corp., Class B	5,434	544,378
Coca-Cola Co.	182,654	7,165,516
Coca-Cola Enterprises, Inc.	49,451	2,148,152

See Notes to Financial Statements.

1165

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Constellation Brands, Inc., Class A	26,377	$3,060,260
Dr. Pepper Snapple Group, Inc.	10,427	760,128
Monster Beverage Corp.*	7,391	990,542
PepsiCo, Inc.	69,418	6,479,476

		21,148,452

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	1,800	172,332
Costco Wholesale Corp.	31,470	4,250,338
CVS Health Corp.	69,782	7,318,736
Kroger Co.	23,636	1,713,846
PriceSmart, Inc.	1,500	136,860
Rite Aid Corp.*	31,000	258,850
Sprouts Farmers Market, Inc.*	4,300	116,014
Sysco Corp.	9,066	327,283
United Natural Foods, Inc.*	2,244	142,898
Walgreens Boots Alliance, Inc.	6,046	510,524
Whole Foods Market, Inc.	15,279	602,604

		15,550,285

Food Products (0.8%)
Campbell Soup Co.	7,160	341,174
ConAgra Foods, Inc.	3,900	170,508
Flowers Foods, Inc.	7,573	160,169
General Mills, Inc.	28,994	1,615,546
Hain Celestial Group, Inc.*	3,828	252,112
Hershey Co.	6,938	616,303
Hormel Foods Corp.	5,940	334,838
Kellogg Co.	10,759	674,589
Keurig Green Mountain, Inc.	7,440	570,127
Kraft Foods Group, Inc.	27,410	2,333,687
Lancaster Colony Corp.	800	72,680
McCormick & Co., Inc. (Non-Voting)	6,104	494,119
Mead Johnson Nutrition Co.	9,437	851,406
Tyson Foods, Inc., Class A	3,800	161,994
WhiteWave Foods Co.*	8,471	414,062

		9,063,314

Household Products (0.4%)
Church & Dwight Co., Inc.	6,138	497,976
Clorox Co.	4,884	508,034
Colgate-Palmolive Co.	37,942	2,481,786
Kimberly-Clark Corp.	14,541	1,540,910

		5,028,706

Personal Products (0.4%)
Coty, Inc., Class A*	5,300	169,441
Estee Lauder Cos., Inc., Class A	41,472	3,593,964
Herbalife Ltd.*	3,500	192,815
Nu Skin Enterprises, Inc., Class A	2,700	127,251

		4,083,471

Tobacco (0.8%)
Altria Group, Inc.	86,025	4,207,483
Philip Morris International, Inc.	35,915	2,879,305
Reynolds American, Inc.	19,200	1,433,483

		8,520,271

Total Consumer Staples		63,394,499

Energy (2.2%)
Energy Equipment & Services (0.7%)
Core Laboratories N.V.	16,700	1,904,468
Dresser-Rand Group, Inc.*	4,620	393,532
FMC Technologies, Inc.*	6,985	289,808
Frank’s International N.V.	1,100	20,724
National Oilwell Varco, Inc.	23,560	1,137,477
RPC, Inc.	6,400	88,512
Schlumberger Ltd.	7,122	613,845
U.S. Silica Holdings, Inc.	2,600	76,336
Weatherford International plc*	234,997	2,883,413

		7,408,115

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	68,831	5,372,948
Cabot Oil & Gas Corp.	19,534	616,102
Cimarex Energy Co.	3,730	411,456
Continental Resources, Inc.*	3,960	167,864
EOG Resources, Inc.	2,170	189,984
EQT Corp.	12,200	992,348
Isramco, Inc.*	32	4,417
Marathon Petroleum Corp.	3,200	167,392
Newfield Exploration Co.*	25,000	903,000
ONEOK, Inc.	5,435	214,574
Panhandle Oil and Gas, Inc., Class A	792	16,386
Pioneer Natural Resources Co.	4,142	574,454
Range Resources Corp.	27,005	1,333,507
SemGroup Corp., Class A	2,100	166,908
Suncor Energy, Inc.	54,169	1,490,731
Targa Resources Corp.	1,700	151,674
Teekay Corp.	2,600	111,332
Valero Energy Corp.	26,095	1,633,547
Williams Cos., Inc.	36,829	2,113,616
World Fuel Services Corp.	806	38,648

		16,670,888

Total Energy		24,079,003

Financials (4.4%)
Banks (0.3%)
Bank of the Ozarks, Inc.	3,600	164,700
Citigroup, Inc.	54,680	3,020,523
Signature Bank/New York*	1,914	280,191
SVB Financial Group*	1,400	201,572

		3,666,986

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	2,442	533,821
Ameriprise Financial, Inc.	7,038	879,257
Artisan Partners Asset Management, Inc., Class A	2,600	120,796
Bank of New York Mellon Corp.	5,600	235,032
BGC Partners, Inc., Class A	990	8,663
BlackRock, Inc.	1,829	632,797
Charles Schwab Corp.	156,401	5,106,493
Cohen & Steers, Inc.	528	17,994
Diamond Hill Investment Group, Inc.	132	26,355
Eaton Vance Corp.	6,607	258,532

See Notes to Financial Statements.

1166

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

GAMCO Investors, Inc., Class A	132	$9,070
Greenhill & Co., Inc.	1,584	65,467
Invesco Ltd.	4,300	161,207
Lazard Ltd., Class A	6,454	362,973
Legg Mason, Inc.	3,200	164,896
LPL Financial Holdings, Inc.	4,300	199,907
Morgan Stanley	79,772	3,094,356
NorthStar Asset Management Group, Inc.	9,000	166,410
Pzena Investment Management, Inc., Class A	330	3,647
SEI Investments Co.	7,193	352,673
State Street Corp.	42,162	3,246,474
T. Rowe Price Group, Inc.	12,144	943,953
TD Ameritrade Holding Corp.	45,114	1,661,097
Waddell & Reed Financial, Inc., Class A	4,950	234,185
Westwood Holdings Group, Inc.	264	15,726

		18,501,781

Consumer Finance (0.3%)
Ally Financial, Inc.*	11,900	266,917
American Express Co.	7,815	607,382
Credit Acceptance Corp.*	1,100	270,798
Discover Financial Services	27,380	1,577,635
Santander Consumer USA Holdings, Inc.*	8,400	214,788
SLM Corp.*	18,200	179,634

		3,117,154

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,600	762,216
CBOE Holdings, Inc.	3,828	219,038
Intercontinental Exchange, Inc.	7,496	1,676,181
Leucadia National Corp.	7,200	174,816
McGraw Hill Financial, Inc.	13,399	1,345,929
Moody’s Corp.	8,197	884,948
MSCI, Inc.	5,269	324,307

		5,387,435

Insurance (0.3%)
AmTrust Financial Services, Inc.	2,700	176,877
Aon plc	13,159	1,311,689
Arthur J. Gallagher & Co.	7,378	348,979
Erie Indemnity Co., Class A	1,452	119,166
Markel Corp.*	200	160,136
Marsh & McLennan Cos., Inc.	15,001	850,557

		2,967,404

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	66	27,060
American Tower Corp. (REIT)	18,867	1,760,102
Boston Properties, Inc. (REIT)	6,488	785,307
CareTrust REIT, Inc. (REIT)	1,598	20,247
Columbia Property Trust, Inc. (REIT)	6,100	149,755
Crown Castle International Corp. (REIT)	16,732	1,343,580
Digital Realty Trust, Inc. (REIT)	3,600	240,048

DuPont Fabros Technology, Inc. (REIT)	396	11,662
Equinix, Inc. (REIT)	2,539	644,906
Equity LifeStyle Properties, Inc. (REIT)	2,508	131,871
Extra Space Storage, Inc. (REIT)	5,700	371,754
Federal Realty Investment Trust (REIT)	3,180	407,326
Health Care REIT, Inc. (REIT)	8,000	525,040
Iron Mountain, Inc. (REIT)	7,622	236,282
Lamar Advertising Co. (REIT), Class A	3,498	201,065
Omega Healthcare Investors, Inc. (REIT)	4,884	167,668
Plum Creek Timber Co., Inc. (REIT)	7,457	302,530
Potlatch Corp. (REIT)	1,273	44,962
PS Business Parks, Inc. (REIT)	264	19,048
Public Storage (REIT)	6,619	1,220,345
Saul Centers, Inc. (REIT)	330	16,233
Simon Property Group, Inc. (REIT)	14,462	2,502,215
Tanger Factory Outlet Centers, Inc. (REIT)	3,350	106,195
Taubman Centers, Inc. (REIT)	2,886	200,577
Universal Health Realty Income Trust (REIT)	594	27,597
Urban Edge Properties (REIT)	792	16,466
Weyerhaeuser Co. (REIT)	5,020	158,130

		11,637,971

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	576,053
Howard Hughes Corp.*	1,100	157,894
Jones Lang LaSalle, Inc.	1,300	222,300
Realogy Holdings Corp.*	4,752	222,014

		1,178,261

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	1,169,833
MGIC Investment Corp.*	18,300	208,254
New York Community Bancorp, Inc.	74,245	1,364,623

		2,742,710

Total Financials		49,199,702

Health Care (23.4%)
Biotechnology (8.7%)
ACADIA Pharmaceuticals, Inc.*	5,700	238,716
Aduro Biotech, Inc.*	1,010	30,633
Agios Pharmaceuticals, Inc.*	2,700	300,078
Alexion Pharmaceuticals, Inc.*	30,506	5,514,562
Alkermes plc*	5,610	360,947
Alnylam Pharmaceuticals, Inc.*	2,838	340,191
AMAG Pharmaceuticals, Inc.*	1,320	91,159
Amgen, Inc.	81,101	12,450,626
Anacor Pharmaceuticals, Inc.*	2,200	170,346
Arena Pharmaceuticals, Inc.*	5,008	23,237
ARIAD Pharmaceuticals, Inc.*	7,655	63,307
Biogen, Inc.*	60,035	24,250,538

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

BioMarin Pharmaceutical, Inc.*	13,238	$1,810,694
Bluebird Bio, Inc.*	1,100	185,207
Celgene Corp.*	109,460	12,668,353
Celldex Therapeutics, Inc.*	6,200	156,364
Cepheid, Inc.*	3,036	185,651
Clovis Oncology, Inc.*	1,900	166,972
Dyax Corp.*	6,270	166,155
Emergent BioSolutions, Inc.*	1,518	50,018
Exact Sciences Corp.*	5,400	160,596
Exelixis, Inc.*	8,381	31,513
Genomic Health, Inc.*	726	20,176
Gilead Sciences, Inc.	88,847	10,402,207
Halozyme Therapeutics, Inc.*	5,610	126,674
ImmunoGen, Inc.*	13,711	197,164
Immunomedics, Inc.*	3,498	14,202
Incyte Corp.*	12,892	1,343,475
Insys Therapeutics, Inc.*	4,000	143,680
Intercept Pharmaceuticals, Inc.*	700	168,966
Intrexon Corp.*	5,300	258,640
Ironwood Pharmaceuticals, Inc.*	10,700	129,042
Isis Pharmaceuticals, Inc.*	26,107	1,502,458
Juno Therapeutics, Inc.*	3,200	170,656
Kite Pharma, Inc.*	2,600	158,522
Lexicon Pharmaceuticals, Inc.*	179	1,441
Ligand Pharmaceuticals, Inc.*	913	92,122
MannKind Corp.*	15,300	87,057
Medivation, Inc.*	30,988	3,538,830
Momenta Pharmaceuticals, Inc.*	2,970	67,746
Myriad Genetics, Inc.*	4,800	163,152
Neurocrine Biosciences, Inc.*	3,946	188,461
Novavax, Inc.*	19,802	220,594
OPKO Health, Inc.*	10,900	175,272
Orexigen Therapeutics, Inc.*	1,056	5,227
Osiris Therapeutics, Inc.*	792	15,412
Progenics Pharmaceuticals, Inc.*	1,452	10,832
ProQR Therapeutics N.V.*	2,900	48,343
Puma Biotechnology, Inc.*	1,300	151,775
Radius Health, Inc.*	2,600	176,020
Receptos, Inc.*	1,500	285,075
Regeneron Pharmaceuticals, Inc.*	15,332	7,821,313
Sangamo BioSciences, Inc.*	1,980	21,958
Seattle Genetics, Inc.*	4,700	227,480
Spark Therapeutics, Inc.*	1,070	64,489
Synta Pharmaceuticals Corp.*	924	2,061
TESARO, Inc.*	2,800	164,612
Ultragenyx Pharmaceutical, Inc.*	1,700	174,063
United Therapeutics Corp.*	2,734	475,579
Vanda Pharmaceuticals, Inc.*	1,725	21,890
Vertex Pharmaceuticals, Inc.*	77,636	9,586,493
ZIOPHARM Oncology, Inc.*	860	10,316

		97,849,338

Health Care Equipment & Supplies (2.0%)
Abaxis, Inc.	1,782	91,737
ABIOMED, Inc.*	69,748	4,584,536
Accuray, Inc.*	2,250	15,165
Alere, Inc.*	3,200	168,800
Align Technology, Inc.*	4,620	289,720
Atrion Corp.	66	25,892

Baxter International, Inc.	16,098	1,125,733
Becton, Dickinson and Co.	13,528	1,916,241
Boston Scientific Corp.*	12,800	226,560
C.R. Bard, Inc.	3,995	681,947
Cooper Cos., Inc.	13,300	2,367,001
Cyberonics, Inc.*	2,310	137,353
DENTSPLY International, Inc.	2,772	142,897
DexCom, Inc.*	4,000	319,920
Edwards Lifesciences Corp.*	5,211	742,203
Endologix, Inc.*	3,894	59,734
Globus Medical, Inc., Class A*	6,100	156,587
Haemonetics Corp.*	4,300	177,848
HeartWare International, Inc.*	528	38,380
Hill-Rom Holdings, Inc.	3,400	184,722
Hologic, Inc.*	11,440	435,406
IDEXX Laboratories, Inc.*	4,400	282,216
Insulet Corp.*	2,376	73,620
Intuitive Surgical, Inc.*	6,209	3,008,261
Medtronic plc	24,271	1,798,481
Natus Medical, Inc.*	1,452	61,797
NuVasive, Inc.*	4,200	198,996
Quidel Corp.*	1,518	34,838
ResMed, Inc.	8,579	483,598
Sirona Dental Systems, Inc.*	2,600	261,092
Spectranetics Corp.*	1,716	39,485
St. Jude Medical, Inc.	7,993	584,049
STERIS Corp.	2,800	180,432
Stryker Corp.	9,642	921,486
Thoratec Corp.*	3,102	138,256
Varian Medical Systems, Inc.*	5,486	462,634
West Pharmaceutical Services, Inc.	2,300	133,584
Wright Medical Group, Inc.*	5,472	143,695
Zimmer Biomet Holdings, Inc.	1,650	180,230

		22,875,132

Health Care Providers & Services (4.6%)
Acadia Healthcare Co., Inc.*	3,400	266,322
Aetna, Inc.	4,422	563,628
Air Methods Corp.*	1,782	73,668
AmerisourceBergen Corp.	11,681	1,242,158
Amsurg Corp.*	2,300	160,885
Anthem, Inc.	10,700	1,756,298
Bio-Reference Laboratories, Inc.*	1,188	49,005
Brookdale Senior Living, Inc.*	7,891	273,818
Cardinal Health, Inc.	31,930	2,670,944
Catamaran Corp.*	5,478	334,596
Centene Corp.*	4,752	382,061
Cigna Corp.	17,116	2,772,792
CorVel Corp.*	924	29,586
DaVita HealthCare Partners, Inc.*	3,016	239,681
Envision Healthcare Holdings, Inc.*	8,600	339,528
Express Scripts Holding Co.*	29,685	2,640,184
HCA Holdings, Inc.*	60,661	5,503,166
Health Net, Inc.*	2,600	166,712
HealthSouth Corp.	4,092	188,478
Henry Schein, Inc.*	3,839	545,599
Humana, Inc.	12,500	2,391,000
IPC Healthcare, Inc.*	1,001	55,445

See Notes to Financial Statements.

1168

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Laboratory Corp. of America Holdings*	2,644	$320,506
LifePoint Health, Inc.*	2,100	182,595
McKesson Corp.	26,295	5,911,379
MEDNAX, Inc.*	2,904	215,215
Molina Healthcare, Inc.*	2,400	168,720
National Research Corp., Class A	198	2,814
Omnicare, Inc.	1,800	169,650
Patterson Cos., Inc.	3,300	160,545
Premier, Inc., Class A*	2,700	103,842
Providence Service Corp.*	528	23,380
Select Medical Holdings Corp.	7,500	121,500
Team Health Holdings, Inc.*	3,036	198,342
Tenet Healthcare Corp.*	5,197	300,802
U.S. Physical Therapy, Inc.	260	14,238
UnitedHealth Group, Inc.	167,525	20,438,050
Universal Health Services, Inc., Class B	1,200	170,520
VCA, Inc.*	3,600	195,858
WellCare Health Plans, Inc.*	2,100	178,143

		51,521,653

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	11,500	157,320
athenahealth, Inc.*	1,606	184,015
Cerner Corp.*	14,811	1,022,848
Computer Programs & Systems, Inc.	858	45,834
HMS Holdings Corp.*	3,960	67,993
IMS Health Holdings, Inc.*	3,800	116,470
Inovalon Holdings, Inc., Class A*	4,500	125,550
MedAssets, Inc.*	3,145	69,379
Medidata Solutions, Inc.*	2,300	124,936
Omnicell, Inc.*	1,650	62,221
Quality Systems, Inc.	2,508	41,558
Veeva Systems, Inc., Class A*	4,900	137,347

		2,155,471

Life Sciences Tools & Services (1.2%)
Bio-Techne Corp.	2,212	217,816
Bruker Corp.*	7,325	149,503
Charles River Laboratories International, Inc.*	2,200	154,748
Illumina, Inc.*	42,732	9,330,960
INC Research Holdings, Inc., Class A*	3,700	148,444
Luminex Corp.*	3,300	56,958
Mettler-Toledo International, Inc.*	1,320	450,727
PAREXEL International Corp.*	2,508	161,290
PerkinElmer, Inc.	3,500	184,240
Quintiles Transnational Holdings, Inc.*	2,706	196,483
Sequenom, Inc.*	3,234	9,831
Thermo Fisher Scientific, Inc.	17,278	2,241,993
VWR Corp.*	6,200	165,726
Waters Corp.*	4,290	550,750

		14,019,469

Pharmaceuticals (6.7%)
AbbVie, Inc.	141,626	9,515,851
Akorn, Inc.*	3,700	161,542
Allergan plc*	65,663	19,926,094
Bristol-Myers Squibb Co.	89,464	5,952,934
Catalent, Inc.*	5,400	158,382
Depomed, Inc.*	2,706	58,071
Eli Lilly & Co.	60,500	5,051,145
Endo International plc*	2,978	237,198
Hospira, Inc.*	6,300	558,873
Impax Laboratories, Inc.*	5,300	243,376
Jazz Pharmaceuticals plc*	21,755	3,830,403
Johnson & Johnson	16,657	1,623,391
Mallinckrodt plc*	4,675	550,341
Medicines Co.*	2,772	79,307
Merck & Co., Inc.	15,000	853,950
Mylan N.V.*	49,524	3,360,699
Nektar Therapeutics*	11,200	140,112
Novartis AG (Registered)	37,621	3,707,979
Pacira Pharmaceuticals, Inc.*	37,900	2,680,288
Perrigo Co. plc	1,449	267,819
Prestige Brands Holdings, Inc.*	2,800	129,472
SciClone Pharmaceuticals, Inc.*	3,828	37,591
Sucampo Pharmaceuticals, Inc., Class A*	462	7,591
Teva Pharmaceutical Industries Ltd. (ADR)	78,741	4,653,593
Theravance, Inc.	3,432	62,016
Valeant Pharmaceuticals International, Inc.*	43,280	9,614,652
VIVUS, Inc.*	5,544	13,084
XenoPort, Inc.*	2,310	14,160
Zoetis, Inc.	25,047	1,207,766

		74,697,680

Total Health Care		263,118,743

Industrials (9.2%)
Aerospace & Defense (2.6%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	62,572
B/E Aerospace, Inc.	5,190	284,931
Boeing Co.	87,719	12,168,380
General Dynamics Corp.	4,200	595,098
HEICO Corp.	3,093	180,322
Hexcel Corp.	4,620	229,799
Honeywell International, Inc.	35,726	3,642,980
Huntington Ingalls Industries, Inc.	2,244	252,652
L-3 Communications Holdings, Inc.	18,822	2,134,038
Lockheed Martin Corp.	9,030	1,678,677
Moog, Inc., Class A*	500	35,340
Northrop Grumman Corp.	2,700	428,301
Precision Castparts Corp.	14,219	2,841,952
Rockwell Collins, Inc.	5,338	492,964
Spirit AeroSystems Holdings, Inc., Class A*	5,500	303,105
TASER International, Inc.*	3,366	112,121
Teledyne Technologies, Inc.*	860	90,739
Textron, Inc.	61,440	2,742,067
TransDigm Group, Inc.*	2,291	514,719
United Technologies Corp.	5,064	561,749

		29,352,506

See Notes to Financial Statements.

1169

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	7,729	$482,212
Expeditors International of Washington, Inc.	9,954	458,929
FedEx Corp.	12,606	2,148,063
Hub Group, Inc., Class A*	1,254	50,586
United Parcel Service, Inc., Class B	33,039	3,201,810

		6,341,600

Airlines (0.9%)
Alaska Air Group, Inc.	6,204	399,724
Allegiant Travel Co.	934	166,140
American Airlines Group, Inc.	87,800	3,506,293
Delta Air Lines, Inc.	38,000	1,561,040
JetBlue Airways Corp.*	7,800	161,928
Southwest Airlines Co.	30,400	1,005,936
Spirit Airlines, Inc.*	2,600	161,460
United Continental Holdings, Inc.*	62,211	3,297,805

		10,260,326

Building Products (0.2%)
A.O. Smith Corp.	3,500	251,930
AAON, Inc.	2,449	55,152
Allegion plc	4,745	285,364
Fortune Brands Home & Security, Inc.	3,600	164,952
Lennox International, Inc.	2,244	241,656
Masco Corp.	16,812	448,376
Trex Co., Inc.*	2,508	123,971
USG Corp.*	5,096	141,618

		1,713,019

Commercial Services & Supplies (0.5%)
ADT Corp.	25,110	842,943
Cintas Corp.	4,472	378,286
Clean Harbors, Inc.*	2,244	120,593
Copart, Inc.*	7,615	270,180
Deluxe Corp.	2,310	143,220
Healthcare Services Group, Inc.	5,148	170,141
Interface, Inc.	2,838	71,092
Knoll, Inc.	3,960	99,119
MSA Safety, Inc.	1,495	72,522
Multi-Color Corp.	128	8,177
Pitney Bowes, Inc.	6,300	131,103
R.R. Donnelley & Sons Co.	8,500	148,155
Rollins, Inc.	6,930	197,713
Stericycle, Inc.*	4,818	645,178
Tyco International plc	64,820	2,494,274
U.S. Ecology, Inc.	858	41,802
Waste Management, Inc.	2,970	137,659

		5,972,157

Construction & Engineering (0.1%)
Fluor Corp.	14,097	747,282

Electrical Equipment (0.4%)
Acuity Brands, Inc.	1,716	308,846
AMETEK, Inc.	31,947	1,750,057
AZZ, Inc.	1,517	78,580
Emerson Electric Co.	23,994	1,329,987
EnerSys, Inc.	2,200	154,638

Generac Holdings, Inc.*	2,700	107,325
Hubbell, Inc., Class B	1,744	188,840
Rockwell Automation, Inc.	6,534	814,398
SolarCity Corp.*	2,200	117,810

		4,850,481

Industrial Conglomerates (0.8%)
3M Co.	29,990	4,627,457
Carlisle Cos., Inc.	1,600	160,192
Danaher Corp.	50,243	4,300,299
Raven Industries, Inc.	1,716	34,886
Roper Technologies, Inc.	2,233	385,103

		9,507,937

Machinery (1.4%)
Allison Transmission Holdings, Inc.	5,412	158,355
Caterpillar, Inc.	32,963	2,795,922
CLARCOR, Inc.	1,517	94,418
Cummins, Inc.	6,286	824,660
Deere & Co.	3,937	382,086
Donaldson Co., Inc.	8,711	311,854
Flowserve Corp.	18,718	985,690
Gorman-Rupp Co.	837	23,503
Graco, Inc.	3,042	216,073
Hillenbrand, Inc.	2,249	69,044
IDEX Corp.	3,696	290,432
Illinois Tool Works, Inc.	15,104	1,386,396
Ingersoll-Rand plc	2,400	161,808
Lincoln Electric Holdings, Inc.	3,194	194,483
Lindsay Corp.	660	58,020
Middleby Corp.*	2,574	288,880
Navistar International Corp.*	4,800	108,624
Nordson Corp.	3,247	252,909
Omega Flex, Inc.	98	3,691
PACCAR, Inc.	35,233	2,248,218
Pall Corp.	4,866	605,574
Parker-Hannifin Corp.	3,900	453,687
Pentair plc	10,255	705,031
RBC Bearings, Inc.*	1,188	85,251
Rexnord Corp.*	5,500	131,505
Snap-on, Inc.	2,700	429,975
Stanley Black & Decker, Inc.	1,518	159,754
Tennant Co.	1,518	99,186
Toro Co.	2,772	187,886
Valmont Industries, Inc.	1,056	125,527
WABCO Holdings, Inc.*	3,036	375,614
Wabtec Corp.	17,434	1,642,980
Woodward, Inc.	3,168	174,208

		16,031,244

Professional Services (0.4%)
Advisory Board Co.*	1,716	93,814
CEB, Inc.	2,100	182,826
Equifax, Inc.	5,516	535,548
Exponent, Inc.	1,176	52,661
Huron Consulting Group, Inc.*	434	30,419
IHS, Inc., Class A*	3,326	427,823
Insperity, Inc.	1,716	87,344
Nielsen N.V.	38,888	1,741,016
Robert Half International, Inc.	8,719	483,905
Towers Watson & Co., Class A	1,200	150,960

See Notes to Financial Statements.

1170

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Verisk Analytics, Inc., Class A*	8,168	$594,304
WageWorks, Inc.*	2,500	101,125

		4,481,745

Road & Rail (1.1%)
AMERCO	326	106,573
Avis Budget Group, Inc.*	4,374	192,806
Canadian Pacific Railway Ltd.	25,402	4,070,162
Celadon Group, Inc.	122	2,523
CSX Corp.	11,900	388,535
Hertz Global Holdings, Inc.*	22,111	400,651
J.B. Hunt Transport Services, Inc.	7,397	607,220
Landstar System, Inc.	2,178	145,643
Old Dominion Freight Line, Inc.*	3,139	215,351
Union Pacific Corp.	61,809	5,894,724

		12,024,188

Trading Companies & Distributors (0.2%)
Fastenal Co.	15,052	634,893
HD Supply Holdings, Inc.*	7,900	277,922
Kaman Corp.	1,385	58,087
MSC Industrial Direct Co., Inc., Class A	2,442	170,378
NOW, Inc.*	5,890	117,270
United Rentals, Inc.*	4,356	381,673
W.W. Grainger, Inc.	3,107	735,272

		2,375,495

Total Industrials		103,657,980

Information Technology (27.8%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	24,700	2,018,978
ARRIS Group, Inc.*	23,664	724,118
CommScope Holding Co., Inc.*	5,200	158,652
F5 Networks, Inc.*	4,488	540,131
Harris Corp.	2,223	170,971
Infinera Corp.*	6,798	142,622
InterDigital, Inc.	2,046	116,397
Ixia*	1,386	17,242
Juniper Networks, Inc.	6,072	157,690
Motorola Solutions, Inc.	9,797	561,760
Palo Alto Networks, Inc.*	46,500	8,123,550
QUALCOMM, Inc.	11,523	721,685
ShoreTel, Inc.*	1,980	13,424
Ubiquiti Networks, Inc.	2,900	92,554
ViaSat, Inc.*	1,558	93,885

		13,653,659

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	14,994	869,202
Badger Meter, Inc.	1,188	75,426
Belden, Inc.	2,200	178,706
CDW Corp.	6,100	209,108
Cognex Corp.	3,802	182,876
Daktronics, Inc.	1,782	21,135
Dolby Laboratories, Inc., Class A	11,549	458,264
DTS, Inc.*	924	28,173

FEI Co.	2,000	165,860
Fitbit, Inc., Class A*	1,800	68,814
FLIR Systems, Inc.	4,405	135,762
Ingram Micro, Inc., Class A*	6,100	152,683
IPG Photonics Corp.*	1,800	153,315
Jabil Circuit, Inc.	7,300	155,417
Keysight Technologies, Inc.*	6,661	207,757
MTS Systems Corp.	330	22,754
National Instruments Corp.	4,290	126,383
OSI Systems, Inc.*	660	46,721
TE Connectivity Ltd.	37,873	2,435,234
Trimble Navigation Ltd.*	13,595	318,939
Universal Display Corp.*	1,518	78,526
Zebra Technologies Corp., Class A*	2,500	277,625

		6,368,680

Internet Software & Services (6.5%)
Akamai Technologies, Inc.*	12,612	880,570
Alibaba Group Holding Ltd. (ADR)*	32,049	2,636,671
Baidu, Inc. (ADR)*	7,686	1,530,129
comScore, Inc.*	990	52,727
Constant Contact, Inc.*	1,914	55,047
Cornerstone OnDemand, Inc.*	2,640	91,872
CoStar Group, Inc.*	1,642	330,469
Dealertrack Technologies, Inc.*	3,102	194,775
Demandware, Inc.*	2,100	149,268
eBay, Inc.*	58,715	3,536,992
Facebook, Inc., Class A*	371,585	31,868,987
GoDaddy, Inc., Class A*	5,300	149,407
Google, Inc., Class A*	23,333	12,600,753
Google, Inc., Class C*	22,592	11,759,362
GrubHub, Inc.*	100	3,407
IAC/InterActiveCorp.	3,400	270,844
LendingClub Corp.*	9,800	144,550
LinkedIn Corp., Class A*	23,389	4,832,869
LivePerson, Inc.*	3,630	35,610
NIC, Inc.	992	18,134
Pandora Media, Inc.*	7,787	121,010
Rackspace Hosting, Inc.*	3,894	144,818
Stamps.com, Inc.*	726	53,412
Twitter, Inc.*	26,300	952,586
VeriSign, Inc.*	6,732	415,499
XO Group, Inc.*	1,518	24,819
Yelp, Inc.*	1,800	77,454
Zillow Group, Inc., Class A*	2,200	190,828

		73,122,869

IT Services (4.3%)
Accenture plc, Class A	30,044	2,907,658
Alliance Data Systems Corp.*	2,765	807,214
Automatic Data Processing, Inc.	17,587	1,411,005
Black Knight Financial Services, Inc., Class A*	3,700	114,219
Booz Allen Hamilton Holding Corp.	8,364	211,107
Broadridge Financial Solutions, Inc.	5,559	278,006
Cardtronics, Inc.*	660	24,453
Cass Information Systems, Inc.	399	22,432

See Notes to Financial Statements.

1171

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Cognizant Technology Solutions Corp., Class A*	30,134	$1,840,886
CoreLogic, Inc.*	4,400	174,636
CSG Systems International, Inc.	990	31,343
DST Systems, Inc.	1,300	163,774
EPAM Systems, Inc.*	2,300	163,829
ExlService Holdings, Inc.*	792	27,387
Fidelity National Information Services, Inc.	5,706	352,631
Fiserv, Inc.*	11,000	911,130
FleetCor Technologies, Inc.*	4,106	640,782
Forrester Research, Inc.	858	30,905
Gartner, Inc.*	4,732	405,911
Genpact Ltd.*	6,534	139,370
Global Payments, Inc.	4,620	477,939
Hackett Group, Inc.	2,178	29,250
Heartland Payment Systems, Inc.	3,102	167,663
IGATE Corp.*	1,188	56,656
International Business Machines Corp.	33,219	5,403,403
Jack Henry & Associates, Inc.	3,828	247,672
Lionbridge Technologies, Inc.*	6,204	38,279
MasterCard, Inc., Class A	92,390	8,636,617
MAXIMUS, Inc.	3,867	254,178
NeuStar, Inc., Class A*	2,904	84,826
Paychex, Inc.	13,973	655,054
Sabre Corp.	6,700	159,460
Syntel, Inc.*	3,696	175,486
Teradata Corp.*	8,240	304,880
Total System Services, Inc.	6,402	267,412
Vantiv, Inc., Class A*	9,200	351,348
VeriFone Systems, Inc.*	5,500	186,780
Visa, Inc., Class A	292,886	19,667,295
Western Union Co.	31,387	638,098
WEX, Inc.*	1,782	203,095

		48,664,069

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	28,906	69,374
Altera Corp.	4,866	249,139
Analog Devices, Inc.	34,483	2,213,291
Applied Materials, Inc.	39,710	763,226
ARM Holdings plc (ADR)	26,450	1,303,192
ASML Holding N.V. (N.Y. Shares)	36,549	3,805,847
Atmel Corp.	22,504	221,777
Avago Technologies Ltd.	12,325	1,638,362
Broadcom Corp., Class A	75,693	3,897,433
Cabot Microelectronics Corp.*	140	6,595
Cavium, Inc.*	2,400	165,144
Cree, Inc.*	51,560	1,342,107
Cypress Semiconductor Corp.*	15,043	176,906
Exar Corp.*	198	1,936
Freescale Semiconductor Ltd.*	4,500	179,865
Integrated Device Technology, Inc.*	7,100	154,070
Intel Corp.	50,131	1,524,734
KLA-Tencor Corp.	7,500	421,575
Lam Research Corp.	29,060	2,364,031
Linear Technology Corp.	12,633	558,758
Maxim Integrated Products, Inc.	4,660	161,119

Micrel, Inc.	282	3,920
Microchip Technology, Inc.	9,623	456,371
Micron Technology, Inc.*	6,700	126,228
Microsemi Corp.*	4,900	171,255
Monolithic Power Systems, Inc.	2,676	135,700
NVE Corp.	264	20,698
ON Semiconductor Corp.*	18,500	216,265
Power Integrations, Inc.	1,848	83,493
Qorvo, Inc.*	6,950	557,876
Rambus, Inc.*	5,940	86,071
Semtech Corp.*	3,234	64,195
Silicon Laboratories, Inc.*	3,100	167,431
Skyworks Solutions, Inc.	9,895	1,030,070
SunEdison, Inc.*	11,700	349,947
SunPower Corp.*	4,900	139,209
Synaptics, Inc.*	1,800	156,123
Texas Instruments, Inc.	48,481	2,497,256
Xilinx, Inc.	3,577	157,960

		27,638,549

Software (7.4%)
ACI Worldwide, Inc.*	2,300	56,511
Adobe Systems, Inc.*	84,080	6,811,321
Advent Software, Inc.	1,848	81,700
American Software, Inc., Class A	192	1,824
ANSYS, Inc.*	1,800	164,232
Aspen Technology, Inc.*	4,026	183,384
Autodesk, Inc.*	33,233	1,664,143
Blackbaud, Inc.	1,300	74,035
Bottomline Technologies de, Inc.*	1,727	48,028
Cadence Design Systems, Inc.*	12,605	247,814
CDK Global, Inc.	8,095	436,968
Citrix Systems, Inc.*	38,667	2,712,877
CommVault Systems, Inc.*	2,046	86,771
CyberArk Software Ltd.*	38,200	2,399,724
Electronic Arts, Inc.*	48,427	3,220,396
Ellie Mae, Inc.*	25,400	1,772,666
Epiq Systems, Inc.	1,981	33,439
FactSet Research Systems, Inc.	2,376	386,124
FireEye, Inc.*	6,400	313,024
Fortinet, Inc.*	111,210	4,596,309
Guidewire Software, Inc.*	2,838	150,215
Informatica Corp.*	5,016	243,126
Interactive Intelligence Group, Inc.*	726	32,285
Intuit, Inc.	14,233	1,434,259
King Digital Entertainment plc	11,900	169,575
Manhattan Associates, Inc.*	3,500	208,775
Microsoft Corp.#	252,749	11,158,868
Mobileye N.V.*	7,700	409,409
NetScout Systems, Inc.*	1,320	48,404
NetSuite, Inc.*	9,400	862,450
Nuance Communications, Inc.*	15,000	262,650
Oracle Corp.	88,584	3,569,935
Paycom Software, Inc.*	98,600	3,367,190
Pegasystems, Inc.	2,508	57,408
PROS Holdings, Inc.*	660	13,933
PTC, Inc.*	8,843	362,740
Qlik Technologies, Inc.*	3,300	115,368
Red Hat, Inc.*	88,636	6,730,132

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Salesforce.com, Inc.*	218,302	$15,200,368
ServiceNow, Inc.*	34,856	2,590,149
SolarWinds, Inc.*	2,855	131,701
Splunk, Inc.*	5,634	392,239
SS&C Technologies Holdings, Inc.	3,564	222,750
Synchronoss Technologies, Inc.*	1,122	51,309
Synopsys, Inc.*	3,300	167,145
Tableau Software, Inc., Class A*	73,700	8,497,610
Tyler Technologies, Inc.*	2,046	264,712
Ultimate Software Group, Inc.*	1,254	206,082
VASCO Data Security International, Inc.*	1,452	43,836
Verint Systems, Inc.*	2,700	164,012
VMware, Inc., Class A*	4,016	344,332
Workday, Inc., Class A*	11,812	902,319
Zix Corp.*	6,336	32,757

		83,699,333

Technology Hardware, Storage & Peripherals (5.3%)
3D Systems Corp.*	4,422	86,317
Apple, Inc.	399,711	50,133,752
Diebold, Inc.	4,000	140,000
Electronics for Imaging, Inc.*	3,500	152,285
EMC Corp.	84,655	2,234,045
Immersion Corp.*	792	10,035
NetApp, Inc.	5,871	185,289
SanDisk Corp.	60,911	3,546,238
Seagate Technology plc	61,279	2,910,753
Silicon Graphics International Corp.*	198	1,281

		59,399,995

Total Information Technology		312,547,154

Materials (3.0%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	8,200	1,122,006
Airgas, Inc.	1,568	165,863
Axalta Coating Systems Ltd.*	4,700	155,476
Balchem Corp.	85	4,736
Calgon Carbon Corp.	2,156	41,783
Celanese Corp.	26,333	1,892,816
CF Industries Holdings, Inc.	11,000	707,080
Chemtura Corp.*	6,200	175,522
Dow Chemical Co.	53,486	2,736,879
E.I. du Pont de Nemours & Co.	19,491	1,246,449
Eastman Chemical Co.	2,021	165,358
Ecolab, Inc.	13,140	1,485,740
FMC Corp.	6,621	347,934
H.B. Fuller Co.	400	16,248
Huntsman Corp.	7,000	154,490
International Flavors & Fragrances, Inc.	4,224	461,641
LyondellBasell Industries N.V., Class A	17,951	1,858,288
Monsanto Co.	22,919	2,442,936
NewMarket Corp.	462	205,077
OMNOVA Solutions, Inc.*	2,530	18,950
Platform Specialty Products Corp.*	5,800	148,364

PolyOne Corp.	4,686	183,551
PPG Industries, Inc.	12,884	1,478,052
Praxair, Inc.	11,193	1,338,123
RPM International, Inc.	5,478	268,258
Sherwin-Williams Co.	26,863	7,387,862
Sigma-Aldrich Corp.	2,721	379,171
Valspar Corp.	4,290	351,008
W.R. Grace & Co.*	3,102	311,131

		27,250,792

Construction Materials (0.2%)
Eagle Materials, Inc.	2,161	164,949
Martin Marietta Materials, Inc.	1,106	156,510
Vulcan Materials Co.	19,600	1,645,028

		1,966,487

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,112	134,682
Avery Dennison Corp.	3,900	237,666
Ball Corp.	7,919	555,518
Crown Holdings, Inc.*	5,412	286,349
Graphic Packaging Holding Co.	15,179	211,444
Owens-Illinois, Inc.*	5,610	128,693
Packaging Corp. of America	4,356	272,206
Sealed Air Corp.	8,645	444,180
Silgan Holdings, Inc.	1,008	53,182

		2,323,920

Metals & Mining (0.1%)
Compass Minerals International, Inc.	1,782	146,374
Freeport-McMoRan, Inc.	17,786	331,175
Nucor Corp.	19,997	881,268
Southern Copper Corp.	5,612	165,049
Tahoe Resources, Inc.	7,500	90,975
Worthington Industries, Inc.	3,900	117,234

		1,732,075

Paper & Forest Products (0.1%)
International Paper Co.	18,595	884,936

Total Materials		34,158,210

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Cogent Communications Holdings, Inc.	4,900	165,816
Intelsat S.A.*	3,500	34,720
Level 3 Communications, Inc.*	3,020	159,063
Verizon Communications, Inc.	176,313	8,217,949
Windstream Holdings, Inc.	4,129	26,343
Zayo Group Holdings, Inc.*	5,800	149,176

		8,753,067

Wireless Telecommunication Services (0.0%)
SBA Communications Corp., Class A*	2,966	341,001

Total Telecommunication Services		9,094,068

See Notes to Financial Statements.

1173

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,900	$124,131

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	153,801

Total Utilities		277,932

Total Common Stocks (98.5%) (Cost $698,164,237)		1,106,079,324

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$600	591

Total Financials		591

Total Corporate Bonds		591

Total Long-Term Debt Securities (0.0%) (Cost $600)		591

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	22,047	88,408

Pharmaceuticals (0.0%)
Furiex Pharmaceutials, Inc. (Contingent Value Shares)*†	594	—

Total Rights (0.0%) (Cost $—)		88,408

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	14,608,161	$14,608,161

Total Short-Term Investments (1.3%) (Cost $14,608,161)		14,608,161

Total Investments (99.8%) (Cost $712,772,998)		1,120,776,484
Other Assets Less Liabilities (0.2%)		2,637,087

Net Assets (100%)		$1,123,413,571

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,147,900.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	10	September-15	$885,016	$878,050	$(6,966)
S&P 500 E-Mini Index	9	September-15	932,595	924,480	(8,115)
S&P MidCap 400 E-Mini Index	4	September-15	603,436	599,240	(4,196)

					$(19,277)

See Notes to Financial Statements.

1174

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$246,552,033	$—	$—		$246,552,033
Consumer Staples	63,394,499	—	—		63,394,499
Energy	24,079,003	—	—		24,079,003
Financials	49,199,702	—	—		49,199,702
Health Care	259,410,764	3,707,979	—		263,118,743
Industrials	103,657,980	—	—		103,657,980
Information Technology	312,547,154	—	—		312,547,154
Materials	34,158,210	—	—		34,158,210
Telecommunication Services	9,094,068	—	—		9,094,068
Utilities	277,932	—	—		277,932
Corporate Bonds
Financials	—	591	—		591
Rights
Health Care	88,408	—	—	(a)	88,408
Short-Term Investments	14,608,161	—	—		14,608,161

Total Assets	$1,117,067,914	$3,708,570	$—		$1,120,776,484

Liabilities:
Futures	$(19,277)	$—	$—		$(19,277)

Total Liabilities	$(19,277)	$—	$—		$(19,277)

Total	$1,117,048,637	$3,708,570	$—		$1,120,757,207

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

1175

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(19,277	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$242,643	$242,643

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(79,670)	$(79,670)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $3,808,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$359,773,809
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$413,352,995

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,485,150
Aggregate gross unrealized depreciation	(11,016,292)

Net unrealized appreciation	$401,468,858

Federal income tax cost of investments	$719,307,626

For the six months ended June 30, 2015, the Portfolio incurred approximately $1,501 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $712,772,998)	$1,120,776,484
Cash	3,392,194
Receivable for securities sold	71,912,808
Dividends, interest and other receivables	641,033
Receivable from Separate Accounts for Trust shares sold	199,712
Due from broker for futures variation margin	4,927
Other assets	11,368

Total assets	1,196,938,526

LIABILITIES
Payable for securities purchased	72,181,031
Investment management fees payable	545,474
Payable to Separate Accounts for Trust shares redeemed	219,794
Distribution fees payable – Class IA	215,467
Administrative fees payable	116,191
Trustees’ fees payable	29,196
Distribution fees payable – Class IB	18,288
Accrued expenses	199,514

Total liabilities	73,524,955

NET ASSETS	$1,123,413,571

Net assets were comprised of:
Paid in capital	$1,530,894,701
Accumulated undistributed net investment income (loss)	1,594,545
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(817,060,421)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	407,984,746

Net assets	$1,123,413,571

Class IA
Net asset value, offering and redemption price per share, $1,029,227,832 / 22,227,325 shares outstanding (unlimited amount authorized: $0.01 par value)	$46.30

Class IB
Net asset value, offering and redemption price per share, $87,678,387 / 1,928,446 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.47

Class K
Net asset value, offering and redemption price per share, $6,507,352 / 140,484 shares outstanding (unlimited amount authorized: $0.01 par value)	$46.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,119 foreign withholding tax)	$6,526,010
Interest	7,612

Total income	6,533,622

EXPENSES
Investment management fees	3,281,359
Distribution fees – Class IA	1,298,237
Administrative fees	699,353
Distribution fees – Class IB	107,871
Custodian fees	79,338
Printing and mailing expenses	29,333
Professional fees	28,376
Trustees’ fees	13,979
Offering costs	10,509
Miscellaneous	13,292

Total expenses	5,561,647

NET INVESTMENT INCOME (LOSS)	971,975

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	66,149,062
Futures	242,643
Foreign currency transactions	(3,331)

Net realized gain (loss)	66,388,374

Change in unrealized appreciation (depreciation) on:
Investments	(14,180,266)
Futures	(79,670)
Foreign currency translations	537

Net change in unrealized appreciation (depreciation)	(14,259,399)

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,128,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,100,950

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$971,975	$1,307,405
Net realized gain (loss) on investments, futures and foreign currency transactions	66,388,374	69,879,804
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(14,259,399)	41,672,049

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,100,950	112,859,258

DIVIDENDS :
Dividends from net investment income
Class IA	—	(999,740)
Class IB	—	(82,050)
Class K	—	(23,849)

TOTAL DIVIDENDS :	—	(1,105,639)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 156,370 and 265,717 shares, respectively ]	7,197,725	11,040,848
Capital shares issued in reinvestment of dividends [ 0 and 22,531 shares, respectively ]	—	999,740
Capital shares repurchased [ (1,226,286) and (2,733,258) shares, respectively ]	(56,487,262)	(114,103,339)

Total Class IA transactions	(49,289,537)	(102,062,751)

Class IB
Capital shares sold [ 140,482 and 202,329 shares, respectively ]	6,368,826	8,272,292
Capital shares issued in reinvestment of dividends [ 0 and 1,883 shares, respectively ]	—	82,050
Capital shares repurchased [ (153,381) and (450,932) shares, respectively ]	(6,932,766)	(18,382,848)

Total Class IB transactions	(563,940)	(10,028,506)

Class K
Capital shares sold [ 21,741 and 21,624 shares, respectively ]	997,987	899,249
Capital shares issued in reinvestment of dividends [ 0 and 537 shares, respectively ]	—	23,849
Capital shares repurchased [ (37,420) and (70,637) shares, respectively ]	(1,719,609)	(2,892,254)

Total Class K transactions	(721,622)	(1,969,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,575,099)	(114,060,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,525,851	(2,306,794)
NET ASSETS:
Beginning of period	1,120,887,720	1,123,194,514

End of period (a)	$1,123,413,571	$1,120,887,720

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,594,545	$622,570

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (q)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IA			2014	2013	2012	2011	2010
Net asset value, beginning of period	$44.20		$39.98	$29.17	$25.60	$27.32	$23.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.05	0.03	0.06	0.06	0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.06		4.21	10.82	3.58	(1.73)	4.03

Total from investment operations	2.10		4.26	10.85	3.64	(1.67)	4.17

Less distributions:
Dividends from net investment income	—		(0.04)	(0.04)	(0.07)	(0.05)	(0.22)

Net asset value, end of period	$46.30		$44.20	$39.98	$29.17	$25.60	$27.32

Total return (b)	4.75	%(cc)	10.66%	37.21%	14.21%	(6.12)%	17.92	%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,029,228		$1,029,733	$1,029,123	$849,059	$833,975	$1,009,682
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.98%		1.03%	1.03%	1.00%	0.74%	0.76%
Before fees paid indirectly (a)(f)	0.98%		1.03%	1.03%	1.01%	0.75%	0.77%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.17%		0.12%	0.09%	0.23%	0.21%	0.56%
Before fees paid indirectly (a)(f)	0.17%		0.12%	0.09%	0.22%	0.20%	0.55%
Portfolio turnover rate (z)^	32%		54%	72%	72%	74%	54%

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class IB			2014	2013	2012	2011	2010
Net asset value, beginning of period	$43.40		$39.25	$28.65	$25.15	$26.85	$22.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.05	0.03	0.06	(0.01)	—	#
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.03		4.14	10.61	3.51	(1.69)	4.03

Total from investment operations	2.07		4.19	10.64	3.57	(1.70)	4.03

Less distributions:
Dividends from net investment income	—		(0.04)	(0.04)	(0.07)	—	(0.15)

Net asset value, end of period	$45.47		$43.40	$39.25	$28.65	$25.15	$26.85

Total return (b)	4.77	%(dd)	10.68%	37.14%	14.19%	(6.33)%	17.63	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,678		$84,253	$85,890	$559,267	$558,736	$696,114
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.98%		1.03%	1.03%	1.00%	0.99%	1.01%
Before fees paid indirectly (a)(f)	0.98%		1.03%	1.03%	1.01%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.17%		0.12%	0.11%	0.22%	(0.04)%	(0.02)%
Before fees paid indirectly (a)(f)	0.17%		0.12%	0.10%	0.22%	(0.05)%	(0.02)%
Portfolio turnover rate (z)^	32%		54%	72%	72%	74%	54%

See Notes to Financial Statements.

1179

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (q)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K			2014	2013	2012
Net asset value, beginning of period	$44.20		$39.98	$29.17	$25.60	$24.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.15	0.12	0.12	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.02		4.22	10.83	3.59	0.77

Total from investment operations	2.12		4.37	10.95	3.71	0.80

Less distributions:
Dividends from net investment income	—		(0.15)	(0.14)	(0.14)	(0.05)

Net asset value, end of period	$46.32		$44.20	$39.98	$29.17	$25.60

Total return (b)	4.80	%(ee)	10.94%	37.55%	14.50%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,507		$6,902	$8,181	$6,404	$10,092
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.73%		0.78%	0.78%	0.75%	0.74%
Before fees paid indirectly (a)(f)	0.73%		0.78%	0.78%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.44%		0.36%	0.34%	0.43%	0.37%
Before fees paid indirectly (a)(f)	0.44%		0.36%	0.34%	0.42%	0.37%
Portfolio turnover rate (z)^	32%		54%	72%	72%	74%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.58%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 4.71%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 4.72%.
(ee)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 4.75%.

See Notes to Financial Statements.

1180

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Government Securities	56.6%
Asset-Backed and Mortgage-Backed Securities	18.3
Financials	10.1
Investment Companies	4.8
Health Care	2.0
Energy	1.7
Telecommunication Services	1.4
Industrials	1.4
Consumer Discretionary	1.4
Utilities	1.4
Information Technology	1.3
Consumer Staples	0.9
Materials	0.5
Options Purchased	0.0 #
Cash and Other	(1.8)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,002.60	$4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.83	5.01
Class IB
Actual	1,000.00	1,001.60	4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.83	5.01
Class K
Actual	1,000.00	1,003.60	3.73
Hypothetical (5% average return before expenses)	1,000.00	1,021.07	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.3%)
Asset-Backed Securities (7.1%)
American Homes 4 Rent, Series 2014-SFR2 A 3.786%, 10/17/36§		$98,910	$100,446
Apidos CDO V, Series 2007-5A B 0.975%, 4/15/21 (l)§		300,000	286,247
Apidos CLO XVI, Series 2013-16A A1 1.725%, 1/19/25 (l)§		250,000	249,361
Series 2013-16A B 3.075%, 1/19/25 (l)§		250,000	247,783
Apidos Quattro CDO, Series 2006-QA A 0.525%, 1/20/19 (l)§		919,782	917,158
Ares XXX CLO Ltd., Series 2014-30A A2 1.125%, 4/20/23 (l)§		227,379	225,846
Auto ABS Compartiment, Series 2012-2 A 2.800%, 4/27/25 (m)	EUR	18,998	21,265
B2R Mortgage Trust, Series 2015-1 A1 2.524%, 5/15/48§		$99,590	98,494
Betony CLO Ltd., Series 2015-1A C 3.419%, 4/15/27 (l)§		500,000	500,742
Series 2015-1A D 3.869%, 4/15/27 (l)§		500,000	475,993
BlueMountain CLO Ltd., Series 2013-1A A1 1.474%, 5/15/25 (l)§		250,000	247,646
Series 2014-4A B1 2.683%, 11/30/26 (l)§		500,000	500,914
BMI CLO I, Series 2013-1AR A1R 1.216%, 8/1/21 (l)§		389,005	388,983
Bosphorus CLO, Series 1X A 1.269%, 11/10/23 (l)(m)	EUR	400,000	446,023
Bridgeport CLO II Ltd., Series 2007-2A A1 0.500%, 6/18/21 (l)§		$1,045,304	1,020,759
Cadogan Square CLO IV B.V., Series 4X A 0.371%, 7/24/23 (l)(m)	EUR	571,247	630,476
Canyon Capital CLO Ltd., Series 2012-1A C 3.075%, 1/15/24 (l)§		$250,000	245,983
Series 2014-1A C 3.528%, 4/30/25 (l)§		250,000	230,634
Carlyle Global Market Strategies CLO LLC,
Series 2012-1A AR 1.505%, 4/20/22 (l)§		900,000	898,727
Cent CLO Ltd., Series 2013-19A AR 1.607%, 10/29/25 (l)§		250,000	247,080
Chapel B.V., Series 2007 A2 0.364%, 7/17/66 (l)(m)	EUR	640,910	671,647
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1 0.477%, 10/25/36 (l)		$5,000,000	$4,415,444
Colony American Homes, Series 2015-1A A 1.387%, 7/17/32 (l)§		100,000	99,473
Cordatus CLO I plc, Series 2006-1X A1 0.370%, 1/30/24 (l)(m)	EUR	798,555	878,762
DB Master Finance LLC, Series 2015-1A A2I 3.262%, 2/20/45§		$1,995,000	2,003,476
Series 2015-1A A2II 3.980%, 2/20/45§		1,995,000	2,002,291
Dorchester Park CLO Ltd., Series 2015-1A C 3.461%, 1/20/27 (l)§		250,000	249,978
Series 2015-1A D 3.811%, 1/20/27 (l)§		250,000	238,483
EFS Volunteer LLC, Series 2010-1 A1 1.127%, 10/26/26 (l)§		193,926	194,802
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C 2.140%, 9/15/19		218,000	219,558
GSAA Home Equity Trust, Series 2006-5 2A1 0.257%, 3/25/36 (l)		23,073	13,645
Series 2007-10 A2A 6.500%, 11/25/37		3,942,264	2,987,721
Series 2007-8 A2 0.537%, 8/25/37 (l)		1,013,411	899,115
Invitation Homes Trust, Series 2014-SFR3 A 1.385%, 12/17/31 (l)§		100,000	99,487
Series 2015-SFR3 A 1.483%, 8/17/32 (b)(l)§		100,000	99,806
Jamestown CLO VI Ltd., Series 2015-6A A1A 1.856%, 2/20/27 (l)§		500,000	500,334
LCM IX LP, Series 9A A 1.477%, 7/14/22 (l)§		783,626	783,541
Lockwood Grove CLO Ltd., Series 2014-1A A1 1.622%, 1/25/24 (l)§		1,900,000	1,900,756
Madison Park Funding IV Ltd., Series 2007-4A A1A 0.501%, 3/22/21 (l)§		238,271	234,709
Series 2007-4A A2 0.511%, 3/22/21 (l)§		240,617	236,996
Madison Park Funding XVI Ltd.,
Series 2015-16A B 3.302%, 4/20/26 (l)§		500,000	501,132
Magnetite VIII Ltd., Series 2014-8A C 3.370%, 4/15/26 (l)§		250,000	250,292
Magnetite XII Ltd., Series 2015-12A A1A 1.817%, 4/15/27 (l)§		250,000	250,128

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Navient Private Education Loan Trust,
Series 2014-AA A2A 2.740%, 2/15/29 (b)§	$100,000	$100,002
Series 2014-CTA B 1.936%, 10/17/44 (l)§	100,000	99,270
Series 2015-AA A2B 1.382%, 12/15/28 (b)(l)§	120,000	120,646
Nelnet Student Loan Trust, Series 2008-3 A4 1.932%, 11/25/24 (l)	125,000	128,049
Nomura Home Equity Loan, Inc., Series 2007-1 2A1A 0.347%, 2/25/37 (l)	4,824,986	3,457,120
OHA Intrepid Leveraged Loan Fund Ltd.,
Series 2011-1AR AR 1.195%, 4/20/21 (l)§	428,858	428,841
OZLM XI Ltd., Series 2015-11A A1A 1.818%, 1/30/27 (l)§	250,000	250,159
Series 2015-11A A2A 2.518%, 1/30/27 (l)§	250,000	250,242
Penarth Master Issuer plc, Series 2015-2A A1 0.588%, 5/18/19 (l)§	900,000	900,203
Progress Residential Trust, Series 2015-SFR1 A 1.585%, 2/17/32 (l)§	100,000	100,044
Series 2015-SFR2 A 2.740%, 6/12/32 (b)§	100,000	98,348
Race Point IV CLO Ltd., Series 2007-4A A1A 0.478%, 8/1/21 (l)§	507,524	507,216
RAMP Trust, Series 2005-RS9 AI4 0.507%, 11/25/35 (l)	2,276,256	1,907,517
RASC Trust, Series 2007-KS3 AI3 0.437%, 4/25/37 (l)	4,500,000	4,106,181
Scholar Funding Trust, Series 2011-A A 1.179%, 10/28/43 (l)§	307,941	310,232
Series 2013-A A 0.836%, 1/30/45 (l)§	286,170	285,230
Sierra CLO II Ltd., Series 2006-2A A2L 0.706%, 1/22/21 (l)§	250,000	246,768
SLM Private Credit Student Loan Trust,
Series 2002-A A2 0.836%, 12/16/30 (l)	104,091	102,427
Series 2003-B A2 0.686%, 3/15/22 (l)	125,073	124,259
Series 2004-B A2 0.486%, 6/15/21 (l)	122,495	121,919
Series 2005-A A3 0.486%, 6/15/23 (l)	160,874	156,857
Series 2005-B A2 0.466%, 3/15/23 (l)	304,139	302,144
Series 2006-A A4 0.476%, 12/15/23 (l)	338,995	335,899
Series 2006-B A5 0.556%, 12/15/39 (l)	120,000	110,278
Series 2006-C A4 0.456%, 3/15/23 (l)	79,052	78,449
SLM Private Education Loan Trust,
Series 2011-A A3 2.686%, 1/15/43 (l)§	475,000	501,618
Series 2011-B A2 3.740%, 2/15/29§	130,000	136,768
Series 2011-B A3 2.436%, 6/16/42 (l)§	200,000	208,929
Series 2011-C A2A 3.436%, 10/17/44 (l)§	200,000	210,401
Series 2011-C A2B 4.540%, 10/17/44§	138,000	148,115
Series 2012-A A1 1.586%, 8/15/25 (l)§	62,225	62,737
Series 2012-C A1 1.286%, 8/15/23 (l)§	80,480	80,786
Series 2012-C A2 3.310%, 10/15/46§	805,000	834,685
Series 2012-E A1 0.936%, 10/16/23 (l)§	65,678	65,827
Series 2012-E A2B 1.936%, 6/15/45 (l)§	320,000	327,410
Series 2013-A A1 0.786%, 8/15/22 (l)§	327,960	328,307
Series 2013-A A2B 1.236%, 5/17/27 (l)§	355,000	357,702
Series 2013-B A1 0.836%, 7/15/22 (l)§	223,991	224,337
Series 2013-B A2A 1.850%, 6/17/30§	405,000	402,856
Series 2013-C A2A 2.940%, 10/15/31§	485,000	499,344
Series 2013-C A2B 1.586%, 10/15/31 (l)§	200,000	202,200
Series 2014-A A1 0.786%, 7/15/22 (l)§	414,600	414,905
Series 2014-A A2B 1.334%, 1/15/26 (l)§	315,000	318,232
SoFi Professional Loan Program,
Series 2014-A A1 1.787%, 6/25/25 (l)§	364,286	368,641
Series 2015-A A2B 2.420%, 3/25/30§	146,434	146,036
Series 2015-B A1 1.306%, 4/25/35 (b)(l)§	100,000	100,003
Series 2015-B A2B 2.510%, 9/27/32 (b)§	120,000	119,587
Stone Tower CLO VI Ltd., Series 2007-6A A2A 0.494%, 4/17/21 (l)§	436,864	433,354
Structured Asset Receivables Trust,
Series 2003-2A CTFS 1.989%, 1/21/11 (b)(l)§†	976	732
SWAY Residential Trust,
Series 2014-1 A 1.486%, 1/17/32(l)§	133,825	133,302
Symphony CLO XI Ltd., Series 2013-11A C 3.424%, 1/17/25 (l)§	500,000	499,995

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Tricon American Homes Trust, Series 2015-SFR1 A 1.435%, 5/17/32 (l)§	$100,000	$99,120
Washington Mill CLO Ltd., Series 2014-1A A1 1.775%, 4/20/26 (l)§	250,000	249,109

		49,815,474

Non-Agency CMO (11.2%)
Alternative Loan Trust, Series 2006-OA22 A1 0.347%, 2/25/47 (l)	97,505	82,916
Series 2006-OA6 1A2 0.397%, 7/25/46 (l)	58,972	50,624
Series 2007-OH1 A1D 0.395%, 4/25/47 (l)	110,925	84,000
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.069%, 10/25/34 (l)	31,978	31,025
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A 1.586%, 12/15/31 (l)§	100,000	100,267
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM 5.448%, 9/10/47	69,000	71,841
Series 2006-6 AM 5.390%, 10/10/45	300,000	313,826
Series 2007-1 AM 5.416%, 1/15/49§	300,000	311,848
Series 2007-1 AMFX 5.482%, 1/15/49 (l)	16,000	16,668
Series 2007-3 A1A 5.749%, 6/10/49 (l)	169,629	180,954
Series 2007-3 A4 5.749%, 6/10/49 (l)	334,000	352,191
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.670%, 6/24/50 (l)§	730,513	754,554
BBCMS Trust, Series 2015-RRI A 1.336%, 5/15/32 (l)§	900,000	900,450
BB-UBS Trust, Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	115,297
Series 2012-TFT A 2.892%, 6/5/30§	152,000	150,683
Bear Stearns ARM Trust, Series 2004-8 11A2 2.691%, 11/25/34 (l)	861,554	871,618
Series 2005-1 2A1 2.711%, 3/25/35 (l)	456,121	439,148
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 A1A 5.317%, 2/11/44	121,650	127,620
Series 2007-PW16 AM 5.896%, 6/11/40 (l)	29,000	31,096
Series 2007-PW17 A1A 5.650%, 6/11/50 (l)	121,663	131,400
Carefree Portfolio Trust, Series 2014-CARE A 1.506%, 11/15/19 (l)§	100,000	100,196
CD Commercial Mortgage Trust, Series 2007-CD4 AMFX 5.366%, 12/11/49 (l)	238,000	246,591
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A 1.586%, 12/15/27 (l)§	110,000	110,096
Chase Mortgage Finance Trust, Series 2005-S2 A15 5.500%, 10/25/35	989,480	995,796
Series 2007-S3 1A12 6.000%, 5/25/37	3,563,346	3,055,770
CHL Mortgage Pass-Through Trust,
Series 2005-24 A1 5.500%, 11/25/35	1,383,072	1,320,592
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM 5.899%, 12/10/49 (l)	300,000	318,240
Series 2007-C6 AMFX 5.900%, 12/10/49 (l)§	300,000	316,688
Series 2013-SM XA 0.898%, 1/12/30 IO (l)§	2,945,111	50,641
Series 2014-388G A 0.936%, 6/15/33 (l)§	170,000	169,697
Series 2015-GC27 B 3.772%, 2/10/48	300,000	292,485
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA 6.327%, 11/15/44 (l)	15,000	16,367
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36	4,172,282	3,749,524
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX 5.568%, 4/15/47 (l)	350,000	358,468
Series 2007-C3 AM 5.959%, 5/15/46 (l)	110,000	117,821
COMM Mortgage Trust,
Series 2010-C1 A1 3.156%, 7/10/46§	870,178	872,932
Series 2010-RR1 GEB 5.543%, 12/11/49 (l)§	100,000	104,665
Series 2012-LTRT A2 3.400%, 10/5/30§	228,000	227,487
Series 2013-CR6 XA 1.655%, 3/10/46 IO (l)	1,003,506	59,814
Series 2013-FL3 A 1.703%, 10/13/28 (l)§	154,478	154,738
Series 2013-LC13 D 5.215%, 8/10/46 (l)§	500,000	490,802
Series 2014-CR14 B 4.756%, 2/10/47 (l)	500,000	538,563
Series 2014-CR20 A4 3.590%, 11/10/47	11,000	11,269
Series 2014-FL4 D 2.636%, 7/13/31 (l)§	100,000	99,758
Series 2014-FL5 D 4.000%, 10/15/31 (l)§	100,000	92,093
Series 2014-KYO F 3.688%, 6/11/27 (l)§	300,000	299,427
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	294,248

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-3BP XA 0.168%, 2/10/35 (l)§		$1,287,000	$10,824
Series 2015-CCRE23 1.162%, 5/10/48		770,000	51,751
Series 2015-CR22 A5 3.309%, 3/10/48		60,000	60,034
Series 2015-CR22 C 4.266%, 3/10/48 (l)		300,000	291,343
Series 2015-CR22 XA 1.172%, 3/10/48 IO (l)		3,993,357	270,737
Series 2015-DC1 A5 3.350%, 2/10/48		20,000	20,056
Series 2015-DC1 D 4.499%, 2/10/48 (l)§		300,000	265,165
Series 2015-DC1 XA 1.336%, 2/10/48 IO (l)		3,744,886	290,806
Series 2015-LC19 A4 3.183%, 2/10/48		500,000	497,520
Series 2015-LC21 A4 3.708%, 7/10/48		10,000	10,269
Core Industrial Trust,
Series 2015-CALW D 3.979%, 2/10/34 (l)§		300,000	302,033
Series 2015-TEXW XA 0.900%, 2/10/34 (l)§		1,000,000	45,170
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A 6.274%, 11/12/43 (l)§		277,106	291,784
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-OA5 2A1 0.387%, 4/25/46 (l)		113,178	91,969
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM 6.000%, 6/15/38 (l)		105,000	108,971
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ 4.771%, 7/15/37		15,027	15,011
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2 6.168%, 2/15/41 (l)		43,989	44,842
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§		1,740,251	1,808,594
Series 2010-RR1 3A 5.749%, 6/10/49 (l)§		1,740,251	1,798,884
Series 2010-RR2 2A 6.147%, 9/15/39 (l)§		339,296	354,522
Series 2010-RR7 2A 5.467%, 9/16/39 (l)§		746,776	765,480
Series 2011-4R 5A1 2.702%, 5/27/36 (l)§		473,033	468,603
Series 2011-4R 6A1 2.440%, 5/27/36 (l)§		131,716	130,630
Series 2015-1 A1 2.500%, 1/25/45 (l)§		3,080,000	2,942,025
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.445%, 4/15/50		300,000	295,937
Series 2015-C1 D 3.945%, 4/15/50 (l)§		100,000	85,599
Series 2015-C1 XA 1.119%, 4/15/50 IO (l)		4,494,090	301,374
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		3,203,287	2,810,503
Series 2014-WIN1 2A4 3.000%, 9/25/44 (l)§		2,015,797	1,997,981
Series 2015-DEAL A 1.506%, 4/15/29 (l)§		120,000	119,860
Series 2015-DEAL D 3.286%, 4/15/29 (l)§		100,000	100,011
DBRR Trust, Series 2011-C32 A3A 5.903%, 6/17/49 (l)§		181,000	191,275
Series 2013-EZ3 A 1.636%, 12/18/49 (l)§		84,213	84,608
EMF-NL B.V., Series 2008-2X A2 1.004%, 7/17/41 (l)(m)	EUR	435,000	428,067
Eurosail-UK plc, Series 2007-4X A3 1.521%, 6/13/45 (b)(l)(m)	GBP	800,000	1,217,464
Extended Stay America Trust, Series 2013-ESHL A27 2.958%, 12/5/31§		$121,000	121,702
FHLMC Multifamily Structured Pass Through Certificates,
Series K045 A2 3.023%, 1/25/25		80,000	80,495
Series K718 X1 0.773%, 1/25/22 IO (l)		819,618	29,845
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		2,017,500	1,575,701
GAHR Commericial Mortgage Trust,
Series 2015-NRF AFL1 1.482%, 12/15/16 (l)§		100,000	100,175
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 0.416%, 6/18/39 (l)		962,464	892,685
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM 5.867%, 12/10/49 (l)		64,000	68,634
GS Mortgage Securities Corp. II,
Series 2006-GG8 AJ 5.622%, 11/10/39		300,000	305,628
Series 2013-GC16 A4 4.271%, 11/10/46		30,000	32,486
Series 2013-KING XA 0.844%, 12/10/27 IO (l)§		1,225,355	34,773
Series 2015-GC28 XA 1.322%, 2/10/48 IO (l)		3,829,866	284,105
GSR Mortgage Loan Trust, Series 2005-AR6 2A1 2.682%, 9/25/35 (l)		221,954	222,665
Series 2006-AR2 2A1 2.575%, 4/25/36 (l)		169,161	154,476
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 2.650%, 1/19/35 (l)		530,550	502,221
Hercules Eclipse plc, Series 2006-4 A 0.811%, 10/25/18 (l)(m)	GBP	621,977	956,075

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Hilton USA Trust, Series 2013-HLT X1FX 0.100%, 11/5/30 IO (l)§		$1,655,000	$634
HomeBanc Mortgage Trust, Series 2005-4 A1 0.457%, 10/25/35 (l)		153,309	135,598
Impac CMB Trust, Series 2003-8 2A1 1.085%, 10/25/33 (l)		15,345	14,547
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 2.815%, 6/25/37 (l)		2,124,822	1,568,466
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36§		3,079,011	2,627,124
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM 5.372%, 5/15/47		300,000	309,393
Series 2007-C1 AM 6.159%, 2/15/51 (l)		300,000	319,327
Series 2007-CB18 A1A 5.431%, 6/12/47 (l)		294,020	308,626
Series 2007-CB18 AM 5.466%, 6/12/47 (l)		175,000	184,653
Series 2007-CB20 AM 6.087%, 2/12/51 (l)		300,000	325,374
Series 2007-LD12 A1A 5.850%, 2/15/51 (l)		243,598	262,808
Series 2007-LD12 AM 6.208%, 2/15/51 (l)		300,000	322,594
Series 2008-C2 ASB 6.125%, 2/12/51 (l)		82,754	86,226
Series 2014-DSTY A 3.429%, 6/10/27§		100,000	103,047
Series 2014-FL6 A 1.586%, 11/15/31 (l)§		100,000	99,921
Series 2014-PHH A 1.384%, 8/15/27 (l)§		300,000	300,420
Series 2015-CSMO A 1.436%, 1/15/32 (l)§		100,000	100,099
Series 2015-CSMO C 2.436%, 1/15/32 (l)§		300,000	299,761
Series 2015-CSMO D 3.486%, 1/15/32 (l)§		100,000	99,962
JP Morgan Mortgage Trust, Series 2005-S3 1A2 5.750%, 1/25/36		1,968,014	1,743,878
Series 2006-A3 6A1 2.631%, 8/25/34 (l)		120,225	112,740
Series 2007-A1 3A3 2.642%, 7/25/35 (l)		144,318	142,025
JP Morgan Resecuritization Trust,
Series 2009-7 2A1 6.000%, 2/27/37 (l)§		884,199	912,981
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 A4 3.801%, 9/15/47		500,000	518,586
Series 2014-C25 XA 1.164%, 11/15/47 IO (l)		3,989,064	265,320
Series 2015-C27 D 3.985%, 2/15/48 (l)§		300,000	249,271
Series 2015-C27 XA 1.535%, 2/15/48 IO (l)		3,239,927	279,475
Series 2015-C28 XA 1.351%, 10/15/48 IO (l)		999,135	75,669
Kensington Mortgage Securities plc,
Series 2007-1X A3C 0.456%, 6/14/40 (l)(m)		403,352	373,490
LB-UBS Commercial Mortgage Trust,
Series 2006-C4 AM 6.048%, 6/15/38 (l)		87,000	90,527
Series 2006-C7 AM 5.378%, 11/15/38		83,000	86,945
Series 2007-C1 A4 5.424%, 2/15/40		1,386,185	1,453,190
Series 2007-C7 AJ 6.455%, 9/15/45 (l)		300,000	319,573
LMREC, Inc., Series 2015-CRE1 A 1.937%, 2/22/32 (l)§		300,000	300,093
Ludgate Funding plc, Series 2008-W1X A1 1.170%, 1/1/61 (l)(m)	GBP	494,959	736,131
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$378,403	381,112
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.923%, 12/25/32 (l)		30,886	30,358
Series 2005-C1P1 AJ 5.137%, 7/12/38 (l)		25,000	25,029
Series 2005-CKI1 AJ 5.460%, 11/12/37 (l)		132,000	133,324
Series 2007-C1 A1A 6.029%, 6/12/50 (l)		79,821	83,963
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 A2 3.101%, 12/15/47		45,000	46,801
Series 2014-C19 XA 1.315%, 12/15/47 IO (l)		280,156	19,693
Series 2015-C20 B 4.160%, 2/15/48		150,000	149,463
Series 2015-C20 C 4.611%, 2/15/48 (l)		150,000	146,422
Series 2015-C20 XA 1.576%, 2/15/48 IO (l)		2,989,940	283,032
Series 2015-C21 C 4.303%, 3/15/48 (l)		300,000	289,991
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§		1,377,090	1,423,052
Series 2007-HQ11 AMFL 0.359%, 2/12/44 (l)		25,000	24,365
Series 2007-HQ12 A2FX 5.861%, 4/12/49 (l)		67,927	67,932
Series 2007-IQ13 AJ 5.438%, 3/15/44		300,000	304,310
Series 2007-IQ13 AM 5.406%, 3/15/44		83,000	87,702
Series 2007-IQ14 A1A 5.665%, 4/15/49 (l)		48,477	51,527
Series 2007-IQ14 A2FX 5.610%, 4/15/49		161,610	162,602

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-IQ15 AM 6.104%, 6/11/49 (l)		$85,000	$90,157
Series 2015-XLF1 D 3.186%, 8/14/31 (l)§		300,000	300,400
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.989%, 8/12/45 (l)§		559,273	593,642
Series 2009-GG10 A4B 5.989%, 8/12/45 (l)§		300,000	319,680
Series 2011-IO C (Zero Coupon), 3/23/51 PO§		82,748	78,093
Series 2012-IO AXB2 1.000%, 3/27/51§		62,041	61,809
MortgageIT Trust, Series 2005-4 A1 0.467%, 10/25/35 (l)		1,011,826	893,401
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 4/25/52 (l)§		2,000,000	2,050,356
RBSCF Trust, Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		821,438	849,848
Series 2010-RR4 CMLA 6.239%, 12/16/49 (l)§		397,052	414,709
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1 0.527%, 6/25/35 (l)§		145,442	123,330
Residential Asset Securitization Trust,
Series 2006-A9CB A7 6.000%, 9/25/36		5,964,497	4,052,108
RFMSI Trust, Series 2006-SA2 3A1 3.746%, 8/25/36 (l)		3,006,560	2,622,290
Sequoia Mortgage Trust, Series 10 2A1 0.947%, 10/20/27 (l)		6,625	6,109
Series 2003-4 2A1 0.537%, 7/20/33 (l)		29,948	28,103
Series 6 A 0.828%, 4/19/27 (l)		439,254	411,226
STRIPs Ltd., Series 2012-1A A 1.500%, 12/25/44§		91,319	90,406
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.516%, 11/25/34 (l)		267,156	271,009
Series 2005-19XS 2A1 0.487%, 10/25/35 (l)		974,152	905,283
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.438%, 7/19/35 (l)		115,078	97,305
Series 2006-AR3 12A1 0.407%, 5/25/36 (l)		416,892	301,551
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX 5.703%, 6/15/49§		300,000	319,582
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 1.558%, 8/25/42 (l)		16,629	15,772
Wells Fargo Commercial Mortgage Trust,
0.955%, 7/15/58 (l)		4,695,254	250,088
Series 2015-C26 D 3.586%, 2/15/48§		300,000	246,160
Series 2015-C27 C 3.894%, 2/15/48		300,000	276,821
Series 2015-C27 XA 1.150%, 2/15/48 IO (l)		4,293,003	304,884
Series 2015-NXS1 1.351%, 5/15/48 IO (l)		3,745,336	299,463
Wells Fargo Resecuritization Trust,
Series 2012-IO A 1.750%, 8/20/21§		48,754	48,754
WF-RBS Commercial Mortgage Trust,
Series 2013-C12 XA 1.622%, 3/15/48 IO (l)§		1,781,667	133,652
Series 2014-C24 XA 1.135%, 11/15/47 IO (l)		573,310	37,573
Series 2014-LC14 XA 1.614%, 3/15/47 IO (l)		985,738	77,470

			78,924,348

Total Asset-Backed and Mortgage-Backed Securities			128,739,822

Corporate Bonds (21.8%)
Consumer Discretionary (1.4%)
Auto Components (0.2%)
BorgWarner, Inc. 3.375%, 3/15/25		72,000	70,781
Delphi Corp. 4.150%, 3/15/24		40,000	41,050
Johnson Controls, Inc. 4.250%, 3/1/21		56,000	59,172
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK (m)	EUR	1,100,000	1,269,257

			1,440,260

Automobiles (0.1%)
Daimler Finance North America LLC
2.250%, 3/2/20§		$321,000	317,925
2.450%, 5/18/20§		150,000	149,529
General Motors Co.
3.500%, 10/2/18		75,000	77,437

			544,891

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17		27,000	27,119
Hyatt Hotels Corp.
3.875%, 8/15/16		36,000	37,004
Marriott International, Inc.
3.250%, 9/15/22		45,000	44,401
McDonald’s Corp.
5.800%, 10/15/17		45,000	49,383
3.500%, 7/15/20		29,000	30,425
4.600%, 5/26/45		26,000	25,354
MGM Resorts International
7.625%, 1/15/17		300,000	318,930
Starbucks Corp.
6.250%, 8/15/17		36,000	39,928
Wyndham Worldwide Corp.
2.500%, 3/1/18		36,000	36,000

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	$1,100,000	$1,047,750
Yum! Brands, Inc.
5.300%, 9/15/19	27,000	29,356

		1,685,650

Household Durables (0.0%)
Newell Rubbermaid, Inc.
2.875%, 12/1/19	213,000	215,056
NVR, Inc.
3.950%, 9/15/22	27,000	27,366
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	38,021
Whirlpool Corp.
4.000%, 3/1/24	30,000	30,427

		310,870

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19	154,000	154,309
3.800%, 12/5/24	50,000	50,190
Expedia, Inc.
5.950%, 8/15/20	54,000	60,176
Priceline Group, Inc.
3.650%, 3/15/25	100,000	97,304
QVC, Inc.
3.125%, 4/1/19	45,000	44,697
5.125%, 7/2/22	72,000	74,143
4.375%, 3/15/23	36,000	35,381

		516,200

Media (0.6%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	44,555
3.000%, 9/15/22	36,000	35,082
3.700%, 9/15/24	50,000	50,091
4.750%, 9/15/44	35,000	34,293
Altice S.A.
7.625%, 2/15/25§	300,000	281,250
CBS Corp.
2.300%, 8/15/19	118,000	116,664
3.700%, 8/15/24	62,000	60,463
Comcast Corp.
6.500%, 1/15/17	54,000	58,514
5.700%, 5/15/18	54,000	60,104
3.125%, 7/15/22	45,000	44,602
3.375%, 8/15/25	90,000	88,770
4.400%, 8/15/35	140,000	139,007
4.750%, 3/1/44	12,000	12,181
4.600%, 8/15/45	45,000	44,515
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%, 10/1/19	36,000	40,628
5.200%, 3/15/20	22,000	24,166
4.600%, 2/15/21	387,000	412,468
5.000%, 3/1/21	36,000	39,092
3.950%, 1/15/25	150,000	147,236
6.375%, 3/1/41	46,000	49,802
5.150%, 3/15/42	52,000	48,706
Discovery Communications LLC
5.050%, 6/1/20	36,000	39,431
3.450%, 3/15/25	34,000	32,007
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	36,000	36,294
3.750%, 2/15/23	49,000	48,240
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	60,637
4.375%, 4/1/21	54,000	58,471
4.450%, 1/15/43	111,000	107,172
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	38,378
RELX Capital, Inc.
3.125%, 10/15/22	75,000	72,684
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	158,000	158,187
3.900%, 11/15/24	50,000	49,034
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	29,401
Time Warner Cable, Inc.
5.850%, 5/1/17	136,000	145,319
5.000%, 2/1/20	114,000	122,775
4.125%, 2/15/21	160,000	164,760
4.000%, 9/1/21	67,000	68,484
5.500%, 9/1/41	122,000	113,182
Time Warner, Inc.
5.875%, 11/15/16	91,000	96,831
2.100%, 6/1/19	253,000	251,174
4.875%, 3/15/20	45,000	48,978
3.600%, 7/15/25	103,000	99,937
4.650%, 6/1/44	125,000	117,909
Viacom, Inc.
5.625%, 9/15/19	45,000	49,960
2.750%, 12/15/19	72,000	71,796
4.500%, 3/1/21	79,000	83,502
4.250%, 9/1/23	62,000	62,486
Walt Disney Co.
5.625%, 9/15/16	100,000	105,765
2.750%, 8/16/21	27,000	27,360
2.350%, 12/1/22	45,000	43,361
WPP Finance 2010
3.625%, 9/7/22	27,000	27,079

		4,262,783

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	36,000	39,868
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	26,000	27,690
4.375%, 9/1/23	50,000	52,375
4.500%, 12/15/34	65,000	63,213
Nordstrom, Inc.
4.750%, 5/1/20	36,000	39,935
Target Corp.
6.000%, 1/15/18	146,000	162,211
2.900%, 1/15/22	27,000	27,447
3.500%, 7/1/24	49,000	50,034
4.000%, 7/1/42	61,000	57,224

		519,997

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,926
Home Depot, Inc.
4.400%, 4/1/21	45,000	49,517

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 6/1/22	$100,000	$98,004
5.400%, 9/15/40	30,000	34,270
4.400%, 3/15/45	25,000	24,859
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	59,498
4.250%, 9/15/44	41,000	39,560
TJX Cos., Inc.
6.950%, 4/15/19	26,000	30,412

		384,046

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	34,529

Total Consumer Discretionary		9,699,226

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
3.700%, 2/1/24	62,000	63,476
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	87,000	87,312
7.750%, 1/15/19	45,000	53,397
5.375%, 1/15/20	45,000	50,782
2.500%, 7/15/22	91,000	87,460
3.750%, 7/15/42	36,000	31,782
Coca-Cola Co.
1.800%, 9/1/16	73,000	73,952
1.150%, 4/1/18	45,000	44,770
3.150%, 11/15/20	45,000	47,035
3.200%, 11/1/23	62,000	62,267
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	101,071
3.250%, 8/19/21	100,000	102,485
Coca-Cola Femsa S.A.B. de C.V.
4.625%, 2/15/20	100,000	109,163
Diageo Capital plc
5.750%, 10/23/17	45,000	49,221
1.125%, 4/29/18	36,000	35,476
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	36,000	36,289
3.200%, 11/15/21	36,000	36,919
Molson Coors Brewing Co.
5.000%, 5/1/42	24,000	23,113
PepsiCo, Inc.
7.900%, 11/1/18	91,000	108,962
2.250%, 1/7/19	100,000	101,199
2.750%, 3/1/23	62,000	60,838

		1,366,969

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
5.500%, 3/15/17	27,000	29,085
1.700%, 12/15/19	45,000	44,452
CVS Health Corp.
4.750%, 5/18/20	64,000	70,258
4.000%, 12/5/23	50,000	51,831
3.375%, 8/12/24	75,000	73,716
5.300%, 12/5/43	42,000	45,672
Kroger Co.
6.400%, 8/15/17	45,000	49,514
2.300%, 1/15/19	50,000	50,217
Sysco Corp.
3.500%, 10/2/24	50,000	50,231
Walgreens Boots Alliance, Inc.
1.800%, 9/15/17	27,000	27,105
1.750%, 11/17/17	50,000	50,223
3.100%, 9/15/22	36,000	34,973
3.800%, 11/18/24	50,000	48,987
Wal-Mart Stores, Inc.
5.800%, 2/15/18	91,000	101,651
3.250%, 10/25/20	36,000	37,736
2.550%, 4/11/23	121,000	116,630
3.300%, 4/22/24	37,000	37,425
4.000%, 4/11/43	74,000	70,446

		990,152

Food Products (0.3%)
ConAgra Foods, Inc.
5.819%, 6/15/17	36,000	38,669
1.900%, 1/25/18	21,000	20,691
3.200%, 1/25/23	36,000	33,497
General Mills, Inc.
5.650%, 2/15/19	45,000	50,162
HJ Heinz Co.
3.500%, 6/5/20	1,211,887	1,211,584
J.M. Smucker Co.
3.500%, 10/15/21	36,000	37,006
Kellogg Co.
4.000%, 12/15/20	29,000	30,839
Kraft Foods Group, Inc.
3.500%, 6/6/22	91,000	91,027
6.875%, 1/26/39	31,000	37,505
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	38,958
Mondelez International, Inc.
6.125%, 2/1/18	45,000	49,959
5.375%, 2/10/20	41,000	45,694
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	96,783

		1,782,374

Household Products (0.1%)
Clorox Co.
3.500%, 12/15/24	25,000	24,586
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	62,801
Kimberly-Clark Corp.
6.125%, 8/1/17	45,000	49,527
1.900%, 5/22/19	267,000	266,832
3.875%, 3/1/21	38,000	41,235
2.650%, 3/1/25	35,000	33,871
Procter & Gamble Co.
4.700%, 2/15/19	91,000	102,125
1.900%, 11/1/19	50,000	49,635

		630,612

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	49,729
2.625%, 1/14/20	95,000	94,547
4.750%, 5/5/21	45,000	48,688
2.850%, 8/9/22	94,000	90,288

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 8/9/42	$32,000	$28,311
Philip Morris International, Inc.
1.125%, 8/21/17	221,000	220,599
5.650%, 5/16/18	118,000	130,972
2.625%, 3/6/23	36,000	34,373
4.125%, 3/4/43	51,000	46,974
4.875%, 11/15/43	129,000	133,046
Reynolds American, Inc.
6.750%, 6/15/17	54,000	58,988
2.300%, 6/12/18	59,000	59,537
3.250%, 6/12/20	46,000	46,601
3.250%, 11/1/22	107,000	102,971
4.450%, 6/12/25	172,000	174,529
4.750%, 11/1/42	49,000	44,384
RJ Reynolds Tobacco Co.
3.500%, 8/4/16	40,000	40,895
6.875%, 5/1/20	45,000	52,352
3.750%, 5/20/23	39,000	37,872

		1,495,656

Total Consumer Staples		6,265,763

Energy (1.7%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
4.500%, 6/1/21	27,000	28,223
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	42,218
Ensco plc
4.700%, 3/15/21	73,000	74,343
5.750%, 10/1/44	17,000	15,082
Halliburton Co.
6.150%, 9/15/19	45,000	51,633
3.500%, 8/1/23	50,000	50,562
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	62,776
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	340,000	261,939
Rowan Cos., Inc.
7.875%, 8/1/19	22,000	24,811
Transocean, Inc.
6.800%, 3/15/38	31,000	23,173
Weatherford International Ltd.
5.125%, 9/15/20	100,000	101,322

		736,082

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	73,000	77,065
8.700%, 3/15/19	54,000	64,951
7.950%, 6/15/39	48,000	62,436
4.500%, 7/15/44	50,000	45,594
Apache Corp.
5.625%, 1/15/17	36,000	38,189
3.250%, 4/15/22	26,000	25,486
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	38,026
BP Capital Markets plc
1.375%, 11/6/17	36,000	35,950
2.237%, 5/10/19	350,000	351,706
4.500%, 10/1/20	91,000	99,171
3.245%, 5/6/22	54,000	54,276
2.500%, 11/6/22	27,000	25,595
3.814%, 2/10/24	100,000	101,788
Buckeye Partners LP
4.875%, 2/1/21	36,000	37,292
Canadian Natural Resources Ltd.
5.700%, 5/15/17	73,000	78,441
Cenovus Energy, Inc.
5.700%, 10/15/19	36,000	40,066
Chevron Corp.
1.104%, 12/5/17	136,000	135,395
4.950%, 3/3/19	45,000	49,957
2.193%, 11/15/19	39,000	39,212
1.961%, 3/3/20	120,000	119,050
2.355%, 12/5/22	27,000	25,806
3.191%, 6/24/23	75,000	75,581
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	121,190
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	191,962
Columbia Pipeline Group, Inc.
3.300%, 6/1/20§	100,000	100,098
ConocoPhillips Co.
1.500%, 5/15/18	100,000	99,591
5.750%, 2/1/19	45,000	50,756
6.000%, 1/15/20	45,000	52,099
3.350%, 11/15/24	50,000	49,594
Continental Resources, Inc.
4.500%, 4/15/23	75,000	72,312
3.800%, 6/1/24	61,000	55,476
4.900%, 6/1/44	79,000	65,841
Devon Energy Corp.
4.000%, 7/15/21	36,000	37,778
5.600%, 7/15/41	55,000	57,683
Enable Midstream Partners LP
2.400%, 5/15/19§	25,000	23,990
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	55,735
EnCana Corp.
6.500%, 5/15/19	44,000	49,927
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	64,884
5.200%, 2/1/22	54,000	56,360
4.050%, 3/15/25	100,000	94,200
Enterprise Products Operating LLC
3.350%, 3/15/23	64,000	62,225
3.900%, 2/15/24	71,000	71,456
3.700%, 2/15/26	47,000	45,335
4.450%, 2/15/43	165,000	148,435
7.034%, 1/15/68 (l)	75,000	80,625
EOG Resources, Inc.
2.450%, 4/1/20	363,000	363,907
4.100%, 2/1/21	45,000	47,978
EQT Corp.
8.125%, 6/1/19	36,000	42,150
Exxon Mobil Corp.
0.921%, 3/15/17	50,000	50,022
1.819%, 3/15/19	394,000	394,448
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	35,000	37,280
Hess Corp.
1.300%, 6/15/17	33,000	32,710

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Husky Energy, Inc.
4.000%, 4/15/24	$100,000	$97,872
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	36,000	38,310
6.850%, 2/15/20	45,000	51,757
5.000%, 10/1/21	45,000	47,823
3.950%, 9/1/22	45,000	43,989
4.250%, 9/1/24	75,000	73,206
Kinder Morgan, Inc.
2.000%, 12/1/17	75,000	74,752
3.050%, 12/1/19	325,000	324,416
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	30,974
Marathon Oil Corp.
2.800%, 11/1/22	36,000	33,837
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	29,603
4.750%, 9/15/44	26,000	23,764
MPLX LP
4.000%, 2/15/25	100,000	97,253
Murphy Oil Corp.
4.000%, 6/1/22	36,000	34,069
Nexen Energy ULC
6.400%, 5/15/37	76,000	90,671
Noble Energy, Inc.
4.150%, 12/15/21	167,000	172,474
Noble Holding International Ltd.
4.625%, 3/1/21	36,000	35,631
Occidental Petroleum Corp.
4.100%, 2/1/21	54,000	58,188
3.125%, 2/15/22	118,000	118,030
ONEOK Partners LP
3.375%, 10/1/22	36,000	33,107
Petrobras Global Finance B.V.
3.500%, 2/6/17	445,000	440,290
2.643%, 3/17/17 (l)	1,200,000	1,167,000
3.250%, 3/17/17	400,000	392,844
7.875%, 3/15/19	64,000	67,716
5.750%, 1/20/20	186,000	183,750
5.375%, 1/27/21	136,000	130,312
6.250%, 3/17/24	50,000	48,076
6.850%, 6/5/15	200,000	162,498
Petroleos Mexicanos
8.000%, 5/3/19	91,000	106,811
6.000%, 3/5/20	113,000	126,136
3.500%, 7/23/20§	75,000	75,824
3.500%, 1/30/23	41,000	38,683
Phillips 66
4.300%, 4/1/22	73,000	76,680
4.875%, 11/15/44	49,000	46,842
Pioneer Natural Resources Co.
6.875%, 5/1/18	27,000	30,267
3.950%, 7/15/22	36,000	36,273
Plains All American Pipeline LP/Plains All American Finance Corp.
2.600%, 12/15/19	25,000	24,672
5.000%, 2/1/21	36,000	38,986
Southwestern Energy Co.
7.500%, 2/1/18	73,000	81,443
4.100%, 3/15/22	181,000	177,249
4.950%, 1/23/25	100,000	101,458
Spectra Energy Capital LLC
6.200%, 4/15/18	36,000	39,280
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	52,962
Statoil ASA
1.200%, 1/17/18	36,000	35,817
1.950%, 11/8/18	50,000	50,325
5.250%, 4/15/19	45,000	50,145
2.900%, 11/8/20	255,000	260,294
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	50,052
Talisman Energy, Inc.
7.750%, 6/1/19	36,000	41,563
Total Capital International S.A.
1.000%, 8/12/16	62,000	62,095
2.875%, 2/17/22	45,000	44,630
3.750%, 4/10/24	75,000	77,690
Total Capital S.A.
2.125%, 8/10/18	50,000	50,716
4.125%, 1/28/21	36,000	38,974
TransCanada PipeLines Ltd.
7.125%, 1/15/19	73,000	84,667
2.500%, 8/1/22	32,000	30,414
Valero Energy Corp.
6.125%, 2/1/20	66,000	75,360
3.650%, 3/15/25	193,000	187,424
Western Gas Partners LP
5.375%, 6/1/21	153,000	165,056
Williams Cos., Inc.
3.700%, 1/15/23	27,000	25,106
4.550%, 6/24/24	25,000	24,155
Williams Partners LP
4.500%, 11/15/23	50,000	50,288
4.300%, 3/4/24	50,000	49,026
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	100,000	98,751
XTO Energy, Inc.
6.250%, 8/1/17	36,000	39,698

		11,045,104

Total Energy		11,781,186

Financials (9.8%)
Banks (4.3%)
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	300,000	270,300
Banco Santander S.A./Chile
1.875%, 1/19/16 (l)§	2,355,000	2,355,000
Bank of America Corp.
5.625%, 10/14/16	92,000	97,106
6.000%, 9/1/17	100,000	109,010
5.750%, 12/1/17	100,000	108,952
2.000%, 1/11/18	1,402,000	1,406,430
6.875%, 4/25/18	182,000	205,763
5.650%, 5/1/18	135,000	148,310
2.600%, 1/15/19	174,000	175,809
7.625%, 6/1/19	1,670,000	1,981,824
2.250%, 4/21/20	383,000	376,123
5.625%, 7/1/20	180,000	203,423
5.000%, 5/13/21	92,000	101,121
3.300%, 1/11/23	265,000	260,840
4.125%, 1/22/24	62,000	63,706

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 4/1/24	$144,000	$146,192
4.000%, 1/22/25	217,000	211,475
3.950%, 4/21/25	337,000	324,500
4.875%, 4/1/44	10,000	10,184
Bank of Montreal
1.300%, 7/14/17	50,000	50,030
1.400%, 9/11/17	54,000	54,061
2.550%, 11/6/22	27,000	26,157
Bank of Nova Scotia
1.375%, 7/15/16	45,000	45,264
1.100%, 12/13/16	75,000	75,117
1.300%, 7/21/17	600,000	601,173
2.800%, 7/21/21	250,000	250,565
Barclays Bank plc
5.140%, 10/14/20	182,000	197,531
7.625%, 11/21/22	400,000	455,920
Barclays plc
2.000%, 3/16/18	250,000	248,584
2.750%, 11/8/19	400,000	397,246
2.875%, 6/8/20	200,000	197,709
BB&T Corp.
1.450%, 1/12/18	127,000	126,683
5.250%, 11/1/19	54,000	59,791
2.450%, 1/15/20	104,000	104,204
BNP Paribas S.A.
1.375%, 3/17/17	125,000	124,886
5.000%, 1/15/21	91,000	100,672
3.250%, 3/3/23	45,000	44,647
Canadian Imperial Bank of Commerce
1.350%, 7/18/16	36,000	36,208
Capital One Bank USA N.A.
8.800%, 7/15/19	63,000	77,112
Capital One N.A./Virginia
2.950%, 7/23/21	250,000	247,350
CIT Group, Inc.
5.500%, 2/15/19§	200,000	209,000
Citigroup, Inc.
5.500%, 2/15/17	45,000	47,735
6.000%, 8/15/17	156,000	170,066
1.800%, 2/5/18	158,000	157,781
1.700%, 4/27/18	50,000	49,665
6.125%, 5/15/18	182,000	202,988
2.500%, 9/26/18	279,000	282,351
2.550%, 4/8/19	372,000	374,804
8.500%, 5/22/19	182,000	222,009
2.500%, 7/29/19	346,000	346,596
2.400%, 2/18/20	286,000	282,586
3.375%, 3/1/23	50,000	49,730
3.500%, 5/15/23	100,000	97,609
3.875%, 10/25/23	75,000	76,474
3.750%, 6/16/24	75,000	75,212
4.000%, 8/5/24	50,000	49,270
3.875%, 3/26/25	107,000	102,639
4.400%, 6/10/25	100,000	99,317
Comerica, Inc.
2.125%, 5/23/19	50,000	49,552
Commonwealth Bank of Australia/New York
1.900%, 9/18/17	182,000	184,220
2.300%, 3/12/20	250,000	248,934
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	75,000	77,503
3.875%, 2/8/22	91,000	94,536
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20§	250,000	246,963
Depfa ACS Bank
4.875%, 10/28/15 (b)§	500,000	506,781
5.125%, 3/16/37 (m)	400,000	478,019
Discover Bank/Delaware
3.100%, 6/4/20	250,000	249,867
DNB Bank ASA
3.200%, 4/3/17§	1,559,000	1,605,681
Fifth Third Bancorp
5.450%, 1/15/17	45,000	47,670
HSBC Bank Brasil S.A.-Banco Multiplo
4.000%, 5/11/16§	417,000	422,004
HSBC Bank USA N.A.
4.875%, 8/24/20	182,000	201,423
HSBC Holdings plc
4.000%, 3/30/22	91,000	95,168
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20	9,000	10,678
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	206,594
JPMorgan Chase & Co.
1.350%, 2/15/17	424,000	424,461
2.000%, 8/15/17	45,000	45,386
6.000%, 1/15/18	273,000	300,940
2.350%, 1/28/19	273,000	274,409
6.300%, 4/23/19	91,000	103,777
2.200%, 10/22/19	103,000	101,751
2.250%, 1/23/20	310,000	304,574
2.750%, 6/23/20	376,000	376,344
4.400%, 7/22/20	182,000	195,877
4.625%, 5/10/21	91,000	98,534
3.250%, 9/23/22	64,000	63,546
3.200%, 1/25/23	54,000	53,122
3.875%, 9/10/24	284,000	278,847
KeyBank N.A./Ohio
2.500%, 12/15/19	250,000	251,452
KfW
0.500%, 7/15/16	125,000	124,829
4.875%, 1/17/17	241,000	255,635
1.250%, 2/15/17	91,000	91,615
0.750%, 3/17/17	175,000	174,617
0.875%, 9/5/17	36,000	35,910
1.000%, 1/26/18	100,000	99,559
4.500%, 7/16/18	91,000	99,349
4.875%, 6/17/19	91,000	102,028
4.000%, 1/27/20	91,000	100,119
2.750%, 9/8/20	57,000	59,153
2.750%, 10/1/20	100,000	103,781
2.625%, 1/25/22	91,000	93,325
2.125%, 1/17/23	118,000	116,111
2.500%, 11/20/24	125,000	125,618
Landwirtschaftliche Rentenbank
0.875%, 9/12/17	125,000	124,742
1.375%, 10/23/19	21,000	20,706
2.000%, 1/13/25	75,000	71,680
Lloyds Banking Group plc
4.500%, 11/4/24	200,000	199,960
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	249,433
MUFG Americas Holdings Corp.
3.500%, 6/18/22	45,000	45,205

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
National Australia Bank Ltd./New York
2.750%, 3/9/17		$50,000	$51,306
Novo Banco S.A.
5.000%, 4/23/19	EUR	100,000	114,133
5.000%, 5/23/19		600,000	679,780
Oesterreichische Kontrollbank AG
0.750%, 12/15/16		$100,000	100,082
1.625%, 3/12/19		50,000	50,283
PNC Bank N.A.
4.875%, 9/21/17		50,000	53,350
1.500%, 2/23/18		250,000	249,445
PNC Financial Services Group, Inc.
3.900%, 4/29/24		75,000	75,049
PNC Funding Corp.
5.625%, 2/1/17		54,000	57,369
4.375%, 8/11/20		36,000	39,129
Royal Bank of Canada
2.300%, 7/20/16		36,000	36,557
1.200%, 1/23/17		50,000	50,143
1.400%, 10/13/17		50,000	49,980
1.500%, 1/16/18		45,000	45,040
2.150%, 3/6/20		238,000	237,019
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	111,550
Royal Bank of Scotland plc
5.625%, 8/24/20		45,000	50,723
Societe Generale S.A.
4.250%, 4/14/25 (b)§		700,000	654,084
Standard Chartered plc
2.250%, 4/17/20§		200,000	196,174
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16		250,000	250,602
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	103,396
Svenska Handelsbanken AB
2.875%, 4/4/17		250,000	257,027
Swedbank AB
2.200%, 3/4/20§		200,000	198,341
Toronto-Dominion Bank
2.500%, 7/14/16		64,000	65,144
2.375%, 10/19/16		36,000	36,705
1.125%, 5/2/17		50,000	50,082
2.250%, 11/5/19		50,000	50,079
U.S. Bancorp/Minnesota
1.950%, 11/15/18		50,000	50,411
2.950%, 7/15/22		209,000	205,963
3.700%, 1/30/24		75,000	77,673
Wachovia Corp.
5.625%, 10/15/16		45,000	47,585
5.750%, 2/1/18		36,000	39,763
Wells Fargo & Co.
1.500%, 7/1/15		90,000	90,000
1.150%, 6/2/17		50,000	49,916
5.625%, 12/11/17		91,000	99,840
1.500%, 1/16/18		54,000	53,907
4.600%, 4/1/21		75,000	82,223
3.500%, 3/8/22		136,000	140,129
3.450%, 2/13/23		54,000	53,777
3.300%, 9/9/24		71,000	69,923
3.000%, 2/19/25		209,000	200,239
3.900%, 5/1/45		229,000	206,113
Westpac Banking Corp.
2.000%, 8/14/17		36,000	36,529
1.500%, 12/1/17		100,000	100,267
4.875%, 11/19/19		54,000	59,890

			30,441,518

Capital Markets (1.5%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	51,517
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	40,658
Bank of New York Mellon Corp.
2.300%, 7/28/16		75,000	76,339
2.100%, 1/15/19		231,000	232,004
5.450%, 5/15/19		36,000	40,343
4.150%, 2/1/21		36,000	38,865
3.650%, 2/4/24		50,000	51,379
3.000%, 2/24/25		130,000	126,083
BlackRock, Inc.
5.000%, 12/10/19		36,000	40,105
3.500%, 3/18/24		50,000	50,638
Charles Schwab Corp.
3.225%, 9/1/22		36,000	36,400
Credit Suisse AG/New York
4.375%, 8/5/20		146,000	158,497
3.625%, 9/9/24		250,000	248,462
Deutsche Bank AG/London
6.000%, 9/1/17		91,000	98,996
1.875%, 2/13/18		107,000	106,687
4.296%, 5/24/28 (l)		200,000	189,300
Eaton Vance Corp.
6.500%, 10/2/17		22,000	24,246
Goldman Sachs Group, Inc.
3.625%, 2/7/16		181,000	183,917
5.625%, 1/15/17		54,000	57,194
0.954%, 5/22/17 (l)		900,000	899,064
6.250%, 9/1/17		136,000	149,064
6.150%, 4/1/18		136,000	151,165
2.625%, 1/31/19		274,000	276,926
7.500%, 2/15/19		471,000	553,789
2.550%, 10/23/19		397,000	396,408
5.375%, 3/15/20		127,000	141,742
2.600%, 4/23/20		126,000	125,023
5.250%, 7/27/21		132,000	146,563
5.750%, 1/24/22		75,000	85,107
4.000%, 3/3/24		92,000	93,484
3.500%, 1/23/25		162,000	157,348
3.750%, 5/22/25		443,000	436,144
4.800%, 7/8/44		33,000	32,815
Jefferies Group LLC
8.500%, 7/15/19		54,000	64,148
5.125%, 1/20/23		18,000	18,497
6.500%, 1/20/43		17,000	16,601
Lazard Group LLC
4.250%, 11/14/20		62,000	65,088
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08 (h)*		10,200,000	1,032,750
5.625%, 1/24/13 (h)*		5,000,000	556,250
6.750%, 12/28/17 (b)(h)*†		470,000	—
Macquarie Bank Ltd.
1.600%, 10/27/17§		175,000	174,776

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley
5.550%, 4/27/17		$109,000	$116,702
7.300%, 5/13/19		218,000	256,465
2.375%, 7/23/19		75,000	74,447
2.650%, 1/27/20		250,000	249,456
2.800%, 6/16/20		408,000	408,037
5.500%, 7/28/21		27,000	30,426
3.750%, 2/25/23		167,000	169,052
4.100%, 5/22/23		27,000	27,150
3.875%, 4/29/24		75,000	75,692
3.700%, 10/23/24		250,000	248,297
4.300%, 1/27/45		188,000	175,842
Nomura Holdings, Inc.
6.700%, 3/4/20		37,000	43,363
Northern Trust Corp.
3.450%, 11/4/20		36,000	38,023
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		593,801	618,015
UBS AG/Connecticut
5.875%, 7/15/16		91,000	95,075
0.843%, 6/1/17 (l)		300,000	299,565
5.875%, 12/20/17		74,000	81,297
4.875%, 8/4/20		170,000	187,463

			10,618,749

Consumer Finance (1.8%)
Ally Financial, Inc.
3.250%, 9/29/17		700,000	700,000
8.000%, 3/15/20		804,000	944,700
American Express Centurion Bank
6.000%, 9/13/17		146,000	160,167
American Express Co.
7.000%, 3/19/18		2,093,000	2,370,622
8.125%, 5/20/19		45,000	54,502
American Express Credit Corp.
2.800%, 9/19/16		54,000	55,163
1.125%, 6/5/17		351,000	349,582
1.550%, 9/22/17		52,000	52,055
2.125%, 3/18/19		50,000	50,097
2.250%, 8/15/19		198,000	198,114
2.375%, 5/26/20		263,000	260,950
American Honda Finance Corp.
2.125%, 10/10/18		75,000	75,923
Capital One Financial Corp.
3.150%, 7/15/16		62,000	63,187
2.450%, 4/24/19		75,000	74,749
Caterpillar Financial Services Corp.
1.250%, 8/18/17		75,000	75,145
1.250%, 11/6/17		45,000	44,984
7.150%, 2/15/19		36,000	42,475
Discover Financial Services
6.450%, 6/12/17		36,000	39,071
5.200%, 4/27/22		27,000	28,709
3.850%, 11/21/22		626,000	620,617
3.750%, 3/4/25		58,000	55,117
Ford Motor Credit Co. LLC
8.000%, 12/15/16		182,000	198,162
1.724%, 12/6/17		549,000	545,157
2.375%, 1/16/18		2,609,000	2,628,930
5.875%, 8/2/21		182,000	207,277
General Motors Financial Co., Inc.
4.750%, 8/15/17		40,000	42,152
3.450%, 4/10/22		158,000	154,682
4.000%, 1/15/25		75,000	73,598
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,853
2.350%, 3/5/20		219,000	217,188
John Deere Capital Corp.
2.800%, 9/18/17		91,000	94,242
1.300%, 3/12/18		27,000	26,941
3.150%, 10/15/21		54,000	55,448
3.350%, 6/12/24		206,000	209,457
Navient Corp.
8.450%, 6/15/18		1,000,000	1,111,300
PACCAR Financial Corp.
1.400%, 5/18/18		75,000	74,826
Synchrony Financial
3.000%, 8/15/19		37,000	37,140
2.700%, 2/3/20		43,000	42,493
4.250%, 8/15/24		37,000	37,007
Toyota Motor Credit Corp.
2.000%, 9/15/16		54,000	54,775
1.250%, 10/5/17		36,000	36,062
1.450%, 1/12/18		100,000	100,138
2.750%, 5/17/21		266,000	268,478
3.400%, 9/15/21		54,000	56,357

			12,687,592

Diversified Financial Services (1.3%)
Bank of America N.A.
0.566%, 6/15/16 (l)		16,000	15,937
5.300%, 3/15/17		182,000	192,945
0.729%, 6/5/17 (l)		1,300,000	1,300,589
0.586%, 6/15/17 (l)		400,000	396,969
Berkshire Hathaway, Inc.
1.550%, 2/9/18		27,000	27,198
3.000%, 2/11/23		75,000	75,328
Block Financial LLC
5.500%, 11/1/22		36,000	38,891
Boeing Capital Corp.
2.125%, 8/15/16		27,000	27,426
Brixmor Operating Partnership LP
3.850%, 2/1/25		100,000	96,099
CME Group, Inc./Illinois
3.000%, 3/15/25		75,000	72,826
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		1,300,000	1,297,447
General Electric Capital Corp.
1.500%, 7/12/16		50,000	50,419
5.400%, 2/15/17		147,000	157,126
5.625%, 9/15/17		100,000	108,950
1.600%, 11/20/17		27,000	27,107
6.000%, 8/7/19		198,000	226,909
5.300%, 2/11/21		54,000	60,806
4.650%, 10/17/21		91,000	99,624
3.150%, 9/7/22		182,000	183,012
3.100%, 1/9/23		301,000	300,545
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		2,249,000	2,448,068
4.375%, 11/30/21 (l)(m)	EUR	150,000	174,335
Moody’s Corp.
4.500%, 9/1/22		$77,000	81,456
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		36,000	37,063

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	$54,000	$59,129
2.850%, 1/27/25	100,000	96,405
Private Export Funding Corp.
1.375%, 2/15/17	18,000	18,133
2.250%, 3/15/20	75,000	75,863
2.050%, 11/15/22	46,000	43,911
Rio Oil Finance Trust
6.250%, 7/6/24§	400,000	388,039
Sasol Financing International plc
4.500%, 11/14/22	50,000	50,500
Shell International Finance B.V.
0.900%, 11/15/16	50,000	50,116
4.300%, 9/22/19	36,000	39,186
4.375%, 3/25/20	36,000	39,504
2.125%, 5/11/20	314,000	312,456
2.375%, 8/21/22	36,000	34,616
3.400%, 8/12/23	75,000	76,599
4.125%, 5/11/35	215,000	209,892
3.625%, 8/21/42	51,000	44,672
Woodside Finance Ltd.
3.650%, 3/5/25§	31,000	29,683
XTRA Finance Corp.
5.150%, 4/1/17	36,000	38,419

		9,104,198

Insurance (0.6%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	36,000	40,961
Aflac, Inc.
3.625%, 6/15/23	50,000	50,567
3.625%, 11/15/24	25,000	24,918
Allstate Corp.
7.450%, 5/16/19	36,000	43,022
American International Group, Inc.
5.850%, 1/16/18	45,000	49,514
3.375%, 8/15/20	99,000	102,466
6.400%, 12/15/20	91,000	108,067
4.875%, 6/1/22	36,000	39,496
3.875%, 1/15/35	50,000	45,159
4.500%, 7/16/44	103,000	98,144
4.375%, 1/15/55	24,000	21,224
Aon Corp.
5.000%, 9/30/20	36,000	39,643
Aon plc
4.750%, 5/15/45	19,000	18,244
Axis Specialty Finance LLC
5.875%, 6/1/20	27,000	30,544
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	50,000	50,146
4.250%, 1/15/21	54,000	59,265
4.300%, 5/15/43	45,000	43,534
Chubb Corp.
6.375%, 3/29/67 (l)	36,000	37,710
CNA Financial Corp.
5.875%, 8/15/20	54,000	61,489
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	36,000	40,326
Lincoln National Corp.
8.750%, 7/1/19	36,000	44,106
3.350%, 3/9/25	29,000	28,109
6.050%, 4/20/67 (l)	54,000	48,870
Manulife Financial Corp.
3.400%, 9/17/15	325,000	326,647
Markel Corp.
7.125%, 9/30/19	36,000	42,062
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	37,000	37,117
4.800%, 7/15/21	36,000	39,679
MassMutual Global Funding II
2.350%, 4/9/19§	400,000	405,807
MetLife, Inc.
4.750%, 2/8/21	91,000	100,354
4.368%, 9/15/23	100,000	106,409
4.050%, 3/1/45	125,000	113,405
Metropolitan Life Global Funding I
1.300%, 4/10/17§	587,000	588,062
2.300%, 4/10/19§	300,000	301,626
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	36,000	36,279
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	36,000	36,872
Principal Financial Group, Inc.
8.875%, 5/15/19	36,000	44,289
Progressive Corp.
3.750%, 8/23/21	46,000	48,905
Protective Life Corp.
7.375%, 10/15/19	36,000	42,902
Prudential Financial, Inc.
4.750%, 9/17/15	315,000	317,525
6.000%, 12/1/17	86,000	94,916
3.500%, 5/15/24	50,000	49,232
5.875%, 9/15/42 (l)	27,000	28,552
Travelers Cos., Inc.
5.800%, 5/15/18	45,000	50,293
4.600%, 8/1/43	73,000	75,504
Unum Group
5.625%, 9/15/20	36,000	40,305
XLIT Ltd.
2.300%, 12/15/18	62,000	62,452
4.450%, 3/31/25	75,000	73,933

		4,188,651

Real Estate Investment Trusts (REITs) (0.2%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	25,000	24,730
American Tower Corp.
5.050%, 9/1/20	64,000	69,568
5.000%, 2/15/24	50,000	52,601
AvalonBay Communities, Inc.
5.700%, 3/15/17	27,000	28,947
4.200%, 12/15/23	50,000	52,782
Boston Properties LP
3.700%, 11/15/18	36,000	38,096
5.875%, 10/15/19	54,000	61,350
Camden Property Trust
4.625%, 6/15/21	36,000	38,678
CubeSmart LP
4.375%, 12/15/23	25,000	25,897
DDR Corp.
4.625%, 7/15/22	27,000	28,473
Digital Realty Trust LP
3.625%, 10/1/22	27,000	26,341

See Notes to Financial Statements.

1195

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
EPR Properties
7.750%, 7/15/20	$36,000	$42,573
Equity Commonwealth
6.650%, 1/15/18	36,000	38,906
ERP Operating LP
3.000%, 4/15/23	75,000	73,230
Essex Portfolio LP
3.875%, 5/1/24	25,000	25,381
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	35,567
HCP, Inc.
6.000%, 1/30/17	36,000	38,630
3.150%, 8/1/22	36,000	34,539
4.250%, 11/15/23	70,000	70,555
Health Care REIT, Inc.
4.700%, 9/15/17	36,000	38,342
6.125%, 4/15/20	26,000	29,716
Highwoods Realty LP
3.625%, 1/15/23	27,000	26,867
Hospitality Properties Trust
5.625%, 3/15/17	36,000	38,008
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	37,845
Kimco Realty Corp.
6.875%, 10/1/19	36,000	41,954
3.200%, 5/1/21	25,000	25,169
Liberty Property LP
4.750%, 10/1/20	36,000	38,873
National Retail Properties, Inc.
3.800%, 10/15/22	27,000	27,339
Prologis LP
4.250%, 8/15/23	50,000	51,369
Realty Income Corp.
5.750%, 1/15/21	45,000	50,807
Select Income REIT
4.500%, 2/1/25	100,000	96,300
Simon Property Group LP
2.150%, 9/15/17	100,000	101,972
5.650%, 2/1/20	41,000	46,777
UDR, Inc.
4.250%, 6/1/18	36,000	38,142
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	27,000	27,154
4.250%, 3/1/22	40,000	41,434
3.250%, 8/15/22	36,000	34,747
Vornado Realty LP
5.000%, 1/15/22	45,000	48,494
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	35,638
Weingarten Realty Investors
3.375%, 10/15/22	54,000	52,718
Weyerhaeuser Co.
4.625%, 9/15/23	50,000	53,086

		1,789,595

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
1.650%, 9/29/17	25,000	25,069
2.375%, 3/16/20	243,000	242,097
4.000%, 3/13/24	50,000	51,485
BPCE S.A.
1.613%, 7/25/17	125,000	125,108

		443,759

Total Financials		69,274,062

Health Care (2.0%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17	54,000	58,516
6.150%, 6/1/18	11,000	12,371
2.125%, 5/1/20	235,000	229,535
3.450%, 10/1/20	54,000	55,901
3.625%, 5/15/22	45,000	45,874
3.625%, 5/22/24	50,000	49,882
3.125%, 5/1/25	117,000	110,808
5.650%, 6/15/42	144,000	160,430
4.400%, 5/1/45	60,000	54,900
Biogen, Inc.
6.875%, 3/1/18	36,000	40,820
Celgene Corp.
2.300%, 8/15/18	43,000	43,579
2.250%, 5/15/19	169,000	168,607
3.250%, 8/15/22	131,000	129,644
Gilead Sciences, Inc.
2.350%, 2/1/20	76,000	76,230
4.500%, 4/1/21	54,000	59,072
4.500%, 2/1/45	70,000	69,629

		1,365,798

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
4.125%, 5/27/20	36,000	39,209
2.550%, 3/15/22	110,000	107,485
2.950%, 3/15/25	211,000	203,495
Baxter International, Inc.
5.900%, 9/1/16	73,000	76,947
4.250%, 3/15/20	36,000	38,466
2.400%, 8/15/22	92,000	86,215
Becton Dickinson and Co.
1.450%, 5/15/17	111,000	110,905
1.800%, 12/15/17	137,000	137,105
2.675%, 12/15/19	154,000	154,012
3.250%, 11/12/20	54,000	55,057
3.125%, 11/8/21	68,000	67,348
3.300%, 3/1/23	36,000	34,853
4.685%, 12/15/44	21,000	20,291
BioMed Realty LP
2.625%, 5/1/19	25,000	24,816
Boston Scientific Corp.
5.125%, 1/12/17	977,000	1,027,946
2.650%, 10/1/18	146,000	148,131
6.000%, 1/15/20	36,000	40,647
2.850%, 5/15/20	103,000	101,740
3.850%, 5/15/25	116,000	112,590
Covidien International Finance S.A.
2.950%, 6/15/23	75,000	73,238
DENTSPLY International, Inc.
2.750%, 8/15/16	20,000	20,306
Medtronic, Inc.
2.500%, 3/15/20§	102,000	102,229
4.450%, 3/15/20	54,000	58,763

See Notes to Financial Statements.

1196

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 3/15/22	$95,000	$95,412
3.150%, 3/15/22§	100,000	100,255
3.500%, 3/15/25§	100,000	99,489
4.625%, 3/15/44	131,000	131,799
4.625%, 3/15/45§	65,000	65,657
St. Jude Medical, Inc.
3.250%, 4/15/23	27,000	26,646
Stryker Corp.
4.375%, 1/15/20	36,000	39,318
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	27,000	29,317
2.700%, 4/1/20	100,000	99,535
3.550%, 4/1/25	39,000	37,662
4.250%, 8/15/35	99,000	91,496

		3,658,380

Health Care Providers & Services (0.4%)
Aetna, Inc.
3.950%, 9/1/20	64,000	67,147
4.500%, 5/15/42	63,000	58,598
4.125%, 11/15/42	33,000	29,887
AmerisourceBergen Corp.
1.150%, 5/15/17	280,000	279,295
4.875%, 11/15/19	27,000	29,577
3.250%, 3/1/25	39,000	37,374
4.250%, 3/1/45	39,000	35,579
Anthem, Inc.
1.875%, 1/15/18	360,000	359,350
2.300%, 7/15/18	173,000	173,825
4.350%, 8/15/20	118,000	125,920
3.300%, 1/15/23	168,000	161,234
4.650%, 8/15/44	50,000	45,838
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	49,245
Cigna Corp.
5.125%, 6/15/20	39,000	43,385
3.250%, 4/15/25	169,000	160,653
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	31,465
Express Scripts Holding Co.
1.250%, 6/2/17	123,000	122,144
3.900%, 2/15/22	61,000	62,464
3.500%, 6/15/24	50,000	48,827
Humana, Inc.
7.200%, 6/15/18	27,000	31,046
3.850%, 10/1/24	50,000	49,768
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,199
2.625%, 2/1/20	40,000	39,644
4.625%, 11/15/20	45,000	48,427
3.750%, 8/23/22	20,000	20,181
McKesson Corp.
2.700%, 12/15/22	27,000	25,655
2.850%, 3/15/23	36,000	34,092
3.796%, 3/15/24	50,000	50,767
Medco Health Solutions, Inc.
7.125%, 3/15/18	45,000	51,315
4.125%, 9/15/20	45,000	47,384
UnitedHealth Group, Inc.
6.000%, 2/15/18	45,000	50,063
2.875%, 12/15/21	95,000	93,525
2.875%, 3/15/23	27,000	26,068
3.950%, 10/15/42	108,000	97,710

		2,611,651

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
6.000%, 3/1/20	36,000	40,506
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	75,000	74,887
3.300%, 2/15/22	151,000	149,198

		264,591

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.750%, 11/6/17	65,000	65,156
1.800%, 5/14/18	75,000	74,752
2.500%, 5/14/20	254,000	251,199
2.900%, 11/6/22	210,000	203,955
3.600%, 5/14/25	75,000	73,987
4.500%, 5/14/35	132,000	128,773
4.400%, 11/6/42	135,000	127,967
Actavis Funding SCS
1.300%, 6/15/17	75,000	74,425
3.000%, 3/12/20	475,000	476,929
3.800%, 3/15/25	100,000	98,140
Actavis, Inc.
6.125%, 8/15/19	22,000	24,749
3.250%, 10/1/22	36,000	34,839
Allergan, Inc.
3.375%, 9/15/20	45,000	45,733
AstraZeneca plc
5.900%, 9/15/17	36,000	39,598
Baxalta, Inc.
1.061%, 6/22/18 (l)§	500,000	499,851
4.000%, 6/23/25§	125,000	123,707
Bristol-Myers Squibb Co.
4.500%, 3/1/44	92,000	95,516
Eli Lilly & Co.
5.200%, 3/15/17	54,000	57,878
2.750%, 6/1/25	10,000	9,659
3.700%, 3/1/45	25,000	22,710
GlaxoSmithKline Capital plc
2.850%, 5/8/22	140,000	138,520
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	36,000	40,191
2.800%, 3/18/23	36,000	35,239
Johnson & Johnson
5.550%, 8/15/17	54,000	59,111
2.950%, 9/1/20	36,000	37,522
2.450%, 12/5/21	25,000	25,115
Merck & Co., Inc.
1.300%, 5/18/18	30,000	29,856
2.350%, 2/10/22	700,000	676,340
2.400%, 9/15/22	27,000	25,940
2.800%, 5/18/23	62,000	60,921
2.750%, 2/10/25	750,000	718,800
3.700%, 2/10/45	559,000	501,719
Mylan, Inc.
1.350%, 11/29/16	50,000	49,735
3.125%, 1/15/23§	130,000	124,688
Novartis Capital Corp.
4.400%, 4/24/20	158,000	174,343
3.400%, 5/6/24	50,000	50,717

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Novartis Securities Investment Ltd.
5.125%, 2/10/19	$64,000	$71,118
Pfizer, Inc.
1.100%, 5/15/17	125,000	125,411
6.200%, 3/15/19	45,000	51,314
3.400%, 5/15/24	50,000	50,285
4.400%, 5/15/44	66,000	65,145
Sanofi S.A.
1.250%, 4/10/18	45,000	44,748
4.000%, 3/29/21	36,000	38,544
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	132,000	134,211
2.950%, 12/18/22	36,000	34,749
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	45,000	45,754
Zoetis, Inc.
1.875%, 2/1/18	36,000	35,760
3.250%, 2/1/23	49,000	47,137

		6,022,456

Total Health Care		13,922,876

Industrials (1.4%)
Aerospace & Defense (0.2%)
Boeing Co.
2.350%, 10/30/21	62,000	61,889
General Dynamics Corp.
2.250%, 11/15/22	62,000	58,524
Honeywell International, Inc.
4.250%, 3/1/21	45,000	49,646
L-3 Communications Corp.
4.950%, 2/15/21	73,000	78,146
Lockheed Martin Corp.
2.125%, 9/15/16	45,000	45,660
3.350%, 9/15/21	45,000	46,212
2.900%, 3/1/25	26,000	24,959
3.600%, 3/1/35	51,000	47,164
4.070%, 12/15/42	52,000	49,443
Northrop Grumman Corp.
3.850%, 4/15/45	105,000	92,472
Precision Castparts Corp.
1.250%, 1/15/18	45,000	44,627
Raytheon Co.
4.400%, 2/15/20	73,000	79,693
3.150%, 12/15/24	125,000	123,782
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,033
Textron, Inc.
4.625%, 9/21/16	36,000	37,442
United Technologies Corp.
1.800%, 6/1/17	18,000	18,274
1.778%, 5/4/18 (e)	216,000	216,548
6.125%, 2/1/19	27,000	30,871
4.500%, 4/15/20	36,000	39,613
3.100%, 6/1/22	54,000	54,184
4.150%, 5/15/45	60,000	57,419

		1,276,601

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	36,000	43,132
4.900%, 1/15/34	154,000	159,640
3.900%, 2/1/35	9,000	8,320
4.100%, 2/1/45	85,000	76,219
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	56,083

		343,394

Airlines (0.3%)
American Airlines, Inc.
3.375%, 5/1/27	233,000	227,758
Continental Airlines, Inc.
Series 2009-1 9.000%, 7/8/16	65,041	69,269
Series 2010-1 B 6.000%, 1/12/19	576,889	595,638
Delta Air Lines, Inc.
Series 2009-1 A 7.750%, 12/17/19	37,785	43,264
Series 2010-2 A 4.950%, 5/23/19	46,037	48,771
Southwest Airlines Co.
2.750%, 11/6/19	70,000	70,568
Turkish Airlines
Series 2015-1 A 4.200%, 3/15/27§	900,000	891,000
United Airlines, Inc.
Series 2009-2 A 9.750%, 1/15/17	34,666	37,483

		1,983,751

Commercial Services & Supplies (0.1%)
Cornell University
5.450%, 2/1/19	36,000	40,353
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	18,319
4.625%, 3/15/24	100,000	101,142
Republic Services, Inc.
5.500%, 9/15/19	27,000	30,002
5.250%, 11/15/21	36,000	40,286
3.200%, 3/15/25	127,000	122,138
Waste Management, Inc.
2.900%, 9/15/22	36,000	35,374
3.125%, 3/1/25	49,000	47,585
3.900%, 3/1/35	61,000	56,603

		491,802

Construction & Engineering (0.1%)
ABB Finance USA, Inc.
1.625%, 5/8/17	21,000	21,098
2.875%, 5/8/22	36,000	35,414
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	663,530	464,471

		520,983

Electrical Equipment (0.0%)
Eaton Corp.
1.500%, 11/2/17	27,000	26,984
2.750%, 11/2/22	211,000	205,258
Emerson Electric Co.
4.875%, 10/15/19	45,000	49,943
Rockwell Automation, Inc.
2.875%, 3/1/25	170,000	164,482

		446,667

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	$50,000	$49,570
Danaher Corp.
5.400%, 3/1/19	36,000	40,029
3.900%, 6/23/21	27,000	28,989
General Electric Co.
5.250%, 12/6/17	91,000	99,228
2.700%, 10/9/22	64,000	62,950
4.500%, 3/11/44	226,000	229,052
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	254,000	300,599
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	41,145
Koninklijke Philips N.V.
5.750%, 3/11/18	36,000	39,495
Pentair Finance S.A.
5.000%, 5/15/21	27,000	29,492
Roper Technologies, Inc.
1.850%, 11/15/17	36,000	36,117
Tyco Electronics Group S.A.
4.875%, 1/15/21	36,000	39,695

		996,361

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	91,000	91,832
3.400%, 5/15/24	35,000	35,496
4.750%, 5/15/64	139,000	137,327
Deere & Co.
2.600%, 6/8/22	91,000	89,397
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	80,000	79,587
Joy Global, Inc.
5.125%, 10/15/21	29,000	31,788
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,160
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	35,425
Xylem, Inc.
3.550%, 9/20/16	45,000	46,330

		574,342

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	35,666

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	100,306
3.000%, 3/15/23	124,000	121,063
3.400%, 9/1/24	50,000	49,693
4.150%, 4/1/45	32,000	29,560
Canadian National Railway Co.
5.550%, 3/1/19	64,000	72,136
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	42,334
CSX Corp.
6.250%, 3/15/18	54,000	60,439
4.100%, 3/15/44	49,000	44,985
Norfolk Southern Corp.
7.700%, 5/15/17	49,000	54,733
5.900%, 6/15/19	36,000	40,831
4.450%, 6/15/45	51,000	48,831
Ryder System, Inc.
2.500%, 3/1/18	21,000	21,335
2.450%, 9/3/19	220,000	219,327
Union Pacific Corp.
2.750%, 4/15/23	62,000	60,884
3.375%, 2/1/35	29,000	25,814
3.875%, 2/1/55	140,000	121,491
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	84,007	84,732

		1,198,494

Trading Companies & Distributors (0.3%)
Air Lease Corp.
5.625%, 4/1/17	100,000	106,000
3.750%, 2/1/22	61,000	60,428
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	183,254	190,012
Series 2013-1 A 5.250%, 5/30/23§	1,388,978	1,441,065
GATX Corp.
1.250%, 3/4/17	100,000	99,672
2.600%, 3/30/20	41,000	40,420
International Lease Finance Corp.
6.750%, 9/1/16§	75,000	78,848

		2,016,445

Total Industrials		9,884,506

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	55,197
2.125%, 3/1/19	123,000	123,863
2.450%, 6/15/20	100,000	100,756
3.625%, 3/4/24	75,000	77,185
Harris Corp.
2.700%, 4/27/20	108,000	106,949
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,251
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	99,418
4.650%, 5/20/35	128,000	123,897

		722,516

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
1.550%, 9/15/17	25,000	25,000
Avnet, Inc.
5.875%, 6/15/20	45,000	49,969
Corning, Inc.
1.450%, 11/15/17	27,000	27,013

		101,982

Internet Software & Services (0.5%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§	250,000	247,393
3.600%, 11/28/24§	1,800,000	1,733,670
Baidu, Inc.
2.750%, 6/9/19	200,000	199,707

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
eBay, Inc.
3.250%, 10/15/20	$36,000	$37,133
2.600%, 7/15/22	45,000	41,674
Google, Inc.
3.625%, 5/19/21	36,000	38,572
Tencent Holdings Ltd.
2.875%, 2/11/20§	1,100,000	1,098,141

		3,396,290

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	36,000	39,731
Fidelity National Information Services, Inc.
1.450%, 6/5/17	30,000	29,907
2.000%, 4/15/18	21,000	21,032
Fiserv, Inc.
4.625%, 10/1/20	36,000	38,958
International Business Machines Corp.
5.700%, 9/14/17	136,000	149,330
7.625%, 10/15/18	91,000	107,871
1.875%, 8/1/22	91,000	84,463
MasterCard, Inc.
3.375%, 4/1/24	149,000	151,625
Western Union Co.
5.253%, 4/1/20	73,000	79,488
Xerox Corp.
6.350%, 5/15/18	54,000	60,196
3.800%, 5/15/24	50,000	47,779

		810,380

Semiconductors & Semiconductor Equipment (0.0%)
Broadcom Corp.
2.500%, 8/15/22	36,000	34,643
Intel Corp.
1.950%, 10/1/16	36,000	36,538
1.350%, 12/15/17	64,000	63,877
2.700%, 12/15/22	45,000	43,972
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	28,588
4.650%, 11/1/24	50,000	49,973

		257,591

Software (0.3%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	23,157
3.250%, 2/1/25	53,000	50,999
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,138
CA, Inc.
4.500%, 8/15/23	50,000	52,057
Microsoft Corp.
4.200%, 6/1/19	54,000	58,975
2.375%, 5/1/23	102,000	98,347
2.700%, 2/12/25	75,000	72,104
3.500%, 2/12/35	144,000	131,273
3.750%, 2/12/45	75,000	66,828
Oracle Corp.
1.200%, 10/15/17	64,000	63,972
5.750%, 4/15/18	109,000	121,293
2.800%, 7/8/21	435,000	439,500
2.500%, 10/15/22	73,000	70,256
2.950%, 5/15/25	100,000	96,115
4.300%, 7/8/34	212,000	209,783
4.375%, 5/15/55	158,000	146,272
Symantec Corp.
3.950%, 6/15/22	91,000	91,042

		1,827,111

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.050%, 5/5/17	100,000	100,263
1.000%, 5/3/18	91,000	89,983
2.100%, 5/6/19	466,000	470,106
2.000%, 5/6/20	631,000	628,860
2.150%, 2/9/22	100,000	96,116
2.400%, 5/3/23	136,000	129,324
3.200%, 5/13/25	100,000	99,333
3.450%, 2/9/45	42,000	35,531
EMC Corp.
1.875%, 6/1/18	45,000	45,034
2.650%, 6/1/20	36,000	36,260
Hewlett-Packard Co.
3.000%, 9/15/16	45,000	45,893
3.750%, 12/1/20	355,000	364,062
4.375%, 9/15/21	45,000	47,072
NetApp, Inc.
2.000%, 12/15/17	36,000	36,172
Seagate HDD Cayman
3.750%, 11/15/18	75,000	77,867

		2,301,876

Total Information Technology		9,417,746

Materials (0.5%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	102,000	98,987
4.125%, 3/15/35	30,000	26,963
Air Products and Chemicals, Inc.
2.000%, 8/2/16	20,000	20,283
4.375%, 8/21/19	36,000	38,994
Albemarle Corp.
4.150%, 12/1/24	100,000	99,495
CF Industries, Inc.
6.875%, 5/1/18	125,000	140,805
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
2.450%, 5/1/20§	118,000	117,533
Dow Chemical Co.
8.550%, 5/15/19	56,000	68,317
3.000%, 11/15/22	27,000	25,967
3.500%, 10/1/24	75,000	73,719
4.375%, 11/15/42	26,000	23,648
4.625%, 10/1/44	44,000	41,042
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	67,304
2.800%, 2/15/23	45,000	43,760
Eastman Chemical Co.
2.400%, 6/1/17	36,000	36,584
3.600%, 8/15/22	45,000	45,386
4.800%, 9/1/42	95,000	92,135
Ecolab, Inc.
1.450%, 12/8/17	27,000	26,773
2.250%, 1/12/20	41,000	40,707

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.350%, 12/8/21	$45,000	$48,340
Lubrizol Corp.
8.875%, 2/1/19	26,000	31,875
LYB International Finance B.V.
4.000%, 7/15/23	181,000	184,928
Methanex Corp.
3.250%, 12/15/19	36,000	36,088
Monsanto Co.
2.125%, 7/15/19	50,000	49,593
2.200%, 7/15/22	18,000	16,459
3.600%, 7/15/42	71,000	57,218
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	29,854
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,097
Praxair, Inc.
4.500%, 8/15/19	36,000	39,258
2.700%, 2/21/23	36,000	35,186
RPM International, Inc.
6.125%, 10/15/19	36,000	40,431
Sherwin-Williams Co.
4.000%, 12/15/42	25,000	23,292

		1,749,021

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	50,972

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	41,760
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,493
Rock-Tenn Co.
3.500%, 3/1/20	59,000	60,855

		139,108

Metals & Mining (0.2%)
Barrick Gold Corp.
6.950%, 4/1/19	27,000	31,265
4.100%, 5/1/23	36,000	34,915
Barrick North America Finance LLC
4.400%, 5/30/21	45,000	45,732
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	91,000	105,143
2.875%, 2/24/22	54,000	53,019
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	45,000	47,587
Freeport-McMoRan, Inc.
2.375%, 3/15/18	27,000	26,812
4.000%, 11/14/21	159,000	155,061
3.550%, 3/1/22	64,000	58,863
3.875%, 3/15/23	50,000	45,416
5.400%, 11/14/34	69,000	59,654
Glencore Canada Corp.
5.500%, 6/15/17	41,000	43,547
Goldcorp, Inc.
2.125%, 3/15/18	36,000	36,055
3.625%, 6/9/21	35,000	35,073
Newmont Mining Corp.
5.125%, 10/1/19	36,000	39,129
3.500%, 3/15/22	131,000	124,882
Nucor Corp.
5.850%, 6/1/18	27,000	30,136
5.200%, 8/1/43	47,000	47,964
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	35,380
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	91,000	113,365
4.125%, 5/20/21	45,000	47,638
Rio Tinto Finance USA plc
2.250%, 12/14/18	45,000	45,342
2.875%, 8/21/22	45,000	43,370
Teck Resources Ltd.
4.500%, 1/15/21	36,000	34,546
Vale Overseas Ltd.
4.625%, 9/15/20	64,000	66,796

		1,406,690

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22	75,000	81,037
3.650%, 6/15/24	67,000	65,985
4.800%, 6/15/44	9,000	8,395

		155,417

Total Materials		3,501,208

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.2%)
Altice Finco S.A.
7.625%, 2/15/25§	200,000	195,240
AT&T, Inc.
2.400%, 8/15/16	45,000	45,640
1.700%, 6/1/17	54,000	54,248
1.400%, 12/1/17	54,000	53,617
5.500%, 2/1/18	91,000	99,492
2.375%, 11/27/18	90,000	90,796
2.300%, 3/11/19	218,000	218,174
2.450%, 6/30/20	1,586,000	1,554,254
4.450%, 5/15/21	109,000	116,114
3.875%, 8/15/21	123,000	126,906
3.000%, 6/30/22	345,000	333,192
2.625%, 12/1/22	27,000	25,280
3.400%, 5/15/25	150,000	142,757
4.300%, 12/15/42	122,000	103,770
4.800%, 6/15/44	32,000	29,318
4.750%, 5/15/46	45,000	41,159
BellSouth Corp.
4.821%, 4/26/16§	900,000	928,425
British Telecommunications plc
5.950%, 1/15/18	91,000	100,737
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	83,644
Orange S.A.
2.750%, 2/6/19	25,000	25,318
5.375%, 7/8/19	36,000	39,888
5.500%, 2/6/44	50,000	52,198
Qwest Corp.
6.500%, 6/1/17	45,000	48,375
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	36,000	39,135
5.134%, 4/27/20	33,000	36,004
5.462%, 2/16/21	45,000	49,694

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
1.816%, 9/15/16 (l)	$400,000	$405,136
2.500%, 9/15/16	303,000	307,757
2.036%, 9/14/18 (l)	100,000	103,187
3.650%, 9/14/18	475,000	499,733
2.550%, 6/17/19	50,000	50,634
2.625%, 2/21/20	360,000	359,144
4.500%, 9/15/20	514,000	554,455
3.450%, 3/15/21	183,000	186,400
4.600%, 4/1/21	91,000	97,786
2.450%, 11/1/22	36,000	33,611
5.150%, 9/15/23	175,000	191,715
4.150%, 3/15/24	100,000	102,653
5.050%, 3/15/34	51,000	51,156
4.400%, 11/1/34	316,000	295,352
3.850%, 11/1/42	300,000	247,183
4.862%, 8/21/46	96,000	90,244

		8,209,521

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§	800,000	794,240
America Movil S.A.B. de C.V.
2.375%, 9/8/16	436,000	441,116
5.000%, 3/30/20	186,000	205,893
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	51,315
4.100%, 10/1/23	50,000	51,289
Vodafone Group plc
5.450%, 6/10/19	54,000	59,590
2.500%, 9/26/22	116,000	105,900
2.950%, 2/19/23	45,000	41,860

		1,751,203

Total Telecommunication Services		9,960,724

Utilities (1.4%)
Electric Utilities (0.7%)
Alabama Power Co.
2.800%, 4/1/25	19,000	18,312
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	35,958
Arizona Public Service Co.
2.200%, 1/15/20	50,000	49,574
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	41,329
Commonwealth Edison Co.
6.150%, 9/15/17	91,000	100,063
DTE Electric Co.
2.650%, 6/15/22	45,000	44,244
3.950%, 6/15/42	50,000	47,558
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	36,944
4.250%, 12/15/41	352,000	347,247
3.750%, 6/1/45	50,000	45,659
Duke Energy Corp.
2.150%, 11/15/16	73,000	74,135
5.050%, 9/15/19	36,000	39,891
3.750%, 4/15/24	32,000	32,630
Duke Energy Florida, Inc.
4.550%, 4/1/20	18,000	19,819
5.900%, 3/1/33	46,000	55,012
3.850%, 11/15/42	50,000	46,076
Duke Energy Progress, Inc.
5.300%, 1/15/19	45,000	50,020
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	969,503
3.700%, 6/1/24	126,000	131,143
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	52,400
Exelon Corp.
2.850%, 6/15/20	40,000	39,922
3.950%, 6/15/25	75,000	75,366
FirstEnergy Solutions Corp.
6.050%, 8/15/21	100,000	109,023
Florida Power & Light Co.
5.550%, 11/1/17	36,000	39,232
3.800%, 12/15/42	40,000	36,961
Georgia Power Co.
3.000%, 4/15/16	194,000	197,469
5.400%, 6/1/18	54,000	59,845
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	52,366
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	439,414
Kansas City Power & Light Co.
5.850%, 6/15/17	36,000	38,859
LG&E and KU Energy LLC
3.750%, 11/15/20	54,000	56,896
Nevada Power Co.
7.125%, 3/15/19	54,000	63,098
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	50,145
Northern States Power Co.
5.250%, 3/1/18	27,000	29,720
NSTAR Electric Co.
2.375%, 10/15/22	45,000	43,115
Ohio Power Co.
6.050%, 5/1/18	36,000	40,162
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	41,642
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	46,649
3.400%, 8/15/24	50,000	50,047
4.750%, 2/15/44	53,000	54,459
4.300%, 3/15/45	26,000	24,838
PacifiCorp
5.500%, 1/15/19	45,000	50,442
3.600%, 4/1/24	155,000	160,485
3.350%, 7/1/25	160,000	160,595
PECO Energy Co.
2.375%, 9/15/22	45,000	43,131
Progress Energy, Inc.
4.875%, 12/1/19	18,000	19,623
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	47,102
2.500%, 3/15/23	91,000	87,348
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	49,546
Southern California Edison Co.
1.250%, 11/1/17	28,000	27,931
3.500%, 10/1/23	50,000	51,453

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Co.
1.950%, 9/1/16	$40,000	$40,372
Tampa Electric Co.
6.100%, 5/15/18	27,000	30,232
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	134,539
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	39,085
4.200%, 5/15/45	81,000	78,529
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	45,555

		4,892,713

Gas Utilities (0.3%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	58,512
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	36,000	39,383
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	1,800,000	1,793,340

		1,891,235

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	49,799
NRG Energy, Inc.
7.625%, 1/15/18	544,000	596,387
PSEG Power LLC
5.125%, 4/15/20	36,000	39,274
Tennessee Valley Authority
5.500%, 7/18/17	123,000	134,673
3.875%, 2/15/21	91,000	100,124
2.875%, 9/15/24	50,000	50,146
TransAlta Corp.
4.500%, 11/15/22	27,000	26,636

		997,039

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	45,000	46,513
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	39,866
2.400%, 2/1/20	51,000	50,890
3.750%, 11/15/23	50,000	51,527
3.500%, 2/1/25	50,000	49,667
CMS Energy Corp.
3.875%, 3/1/24	153,000	155,360
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	40,029
7.125%, 12/1/18	36,000	42,193
Consumers Energy Co.
6.700%, 9/15/19	45,000	52,830
3.375%, 8/15/23	87,000	88,382
3.950%, 5/15/43	39,000	37,117
Dominion Resources, Inc.
1.950%, 8/15/16	269,000	271,318
1.250%, 3/15/17	100,000	99,722
2.500%, 12/1/19	125,000	125,417
2.750%, 9/15/22	45,000	43,390
5.750%, 10/1/54 (l)	50,000	52,125
DTE Energy Co.
2.400%, 12/1/19	35,000	34,948
3.500%, 6/1/24	144,000	144,113
NiSource Finance Corp.
6.400%, 3/15/18	26,000	29,173
3.850%, 2/15/23	107,000	110,233
PG&E Corp.
2.400%, 3/1/19	79,000	78,921
Puget Sound Energy, Inc.
4.300%, 5/20/45	101,000	97,596
Sempra Energy
9.800%, 2/15/19	64,000	80,305
2.875%, 10/1/22	57,000	55,215

		1,876,850

Total Utilities		9,657,837

Total Corporate Bonds		153,365,134

Government Securities (56.9%)
Agency ABS (0.3%)
SBA Small Business Investment Cos.
Series 2008-P10B 1 5.944% 8/10/18	281,167	305,252
United States Small Business Administration
Series 2004-20A 1 4.930% 1/1/24	47,377	51,069
Series 2004-20C 1 4.340% 3/1/24	429,007	450,204
Series 2005-20B 1 4.625% 2/1/25	42,547	45,571
Series 2008-20A 1 5.170% 1/1/28	132,989	145,378
Series 2008-20C 1 5.490% 3/1/28	571,096	631,144
Series 2008-20G 1 5.870% 7/1/28	498,399	563,262

		2,191,880

Agency CMO (25.5%)
Federal Home Loan Mortgage Corp.
6.000% 2/1/17	5,814	6,010
6.000% 3/1/17	275	284
6.500% 3/1/17	1,813	1,875
6.000% 4/1/17	4,436	4,597
6.000% 5/1/17	155	161
4.879% 5/19/17	1,268,933	1,336,276
6.000% 7/1/17	903	941
6.000% 8/1/17	2,484	2,589
5.500% 11/1/17	2,270	2,363
1.353% 3/25/24 IO (l)	953,105	78,400
2.375% 11/1/31 (l)	2,953	3,142
2.357% 4/1/36 (l)	69,806	74,245
4.500% 2/1/39	61,747	66,807
5.500% 6/1/41	114,563	127,980
5.000% 11/1/41	277,755	306,756
3.500% 4/1/42	85,581	88,570
3.500% 8/1/42	45,624	47,274
3.000% 1/1/43	89,649	89,565
3.500% 2/1/43	91,983	95,310
3.000% 3/1/43	95,009	94,816
3.000% 4/1/43	633,363	632,076
3.000% 7/1/43	459,401	459,258
3.000% 8/1/43	268,870	268,324

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.500% 8/1/43	$91,111	$94,363
4.500% 9/1/43	218,765	236,488
4.500% 11/1/43	124,621	134,639
3.500% 12/1/43	75,383	78,074
3.500% 1/1/44	22,635	23,443
4.500% 2/1/44	85,116	91,958
4.000% 4/1/44	96,704	103,111
4.500% 7/1/44	55,720	60,252
4.000% 8/1/44	140,812	150,405
4.500% 10/1/44	36,507	39,499
3.000% 1/1/45	6,814,729	6,779,591
4.000% 1/1/45	384,901	407,393
3.000% 7/1/45	3,000,000	2,984,531
2.500% 7/15/30 TBA	500,000	505,664
3.000% 7/15/30 TBA	300,000	310,500
3.000% 7/15/45 TBA	505,000	501,844
3.500% 7/15/45 TBA	2,180,000	2,241,994
4.500% 7/15/45 TBA	900,000	971,930
5.000% 7/15/45 TBA	700,000	770,656
5.500% 7/15/45 TBA	300,000	335,484
4.000% 8/15/45 TBA	2,000,000	2,110,234
Federal National Mortgage Association
7.000% 4/1/16	314	318
5.500% 2/1/17	2,015	2,075
5.500% 6/1/17	544	563
4.087% 2/25/18 IO (l)	1,557,716	123,927
4.000% 4/1/23	1,269	1,346
5.000% 2/1/24 (l)	149	161
2.723% 10/25/24	63,000	62,208
4.000% 9/1/25	53,897	57,556
4.000% 1/1/26	99,047	105,895
4.000% 4/1/26	27,951	29,901
3.500% 7/1/26	353,209	373,891
4.000% 7/1/26	131,605	140,704
4.000% 8/1/26	68,684	73,347
2.379% 1/1/28 (l)	23,186	24,291
3.500% 10/1/28	423,564	449,159
3.500% 2/1/29	87,141	92,407
3.000% 4/1/29	89,504	92,933
3.500% 4/1/29	185,198	196,361
3.000% 5/1/29	92,009	95,622
3.000% 6/1/29	90,597	94,055
3.500% 8/1/29	285,723	302,810
3.000% 9/1/29	92,275	95,796
3.500% 9/1/29	95,244	100,970
3.500% 12/1/29	374,873	398,229
1.948% 3/1/33 (l)	27,287	28,219
5.000% 4/1/33	2,798	3,093
5.000% 7/1/33	4,634	5,126
5.000% 9/1/33	22,919	25,359
5.000% 11/1/33	273,482	302,620
5.500% 11/15/33	4,195,510	4,691,003
5.000% 12/1/33	9,741	10,777
5.000% 2/1/34	2,808	3,107
6.000% 2/1/34	61,549	70,392
5.000% 3/1/34	2,702	2,990
5.500% 5/1/34	294,043	331,432
3.000% 5/25/34	3,882,412	3,925,239
5.000% 7/1/34	44,156	48,910
6.500% 7/25/34	2,717	2,751
6.000% 8/1/34	34,979	39,913
3.000% 9/1/34	4,394,195	4,482,594
5.000% 10/1/34	62,255	68,870
3.500% 12/1/34	4,172,446	4,361,347
5.500% 2/1/35	169,103	190,631
6.000% 4/1/35	550,972	629,769
5.000% 7/1/35	88,925	98,498
5.000% 9/1/35	309,354	342,269
5.000% 10/1/35	116,344	128,734
5.500% 12/1/35	103,673	116,872
2.175% 1/1/36 (l)	595,391	638,214
5.000% 8/1/36	33,049	36,607
5.000% 7/1/37	22,618	25,025
6.000% 2/1/38	26,925	30,686
6.000% 3/1/38	10,452	11,978
6.000% 5/1/38	33,322	38,212
6.000% 10/1/38	9,845	11,247
6.000% 12/1/38	14,756	16,865
4.000% 6/1/39	28,770	30,578
4.500% 7/1/39	436,590	474,638
5.500% 9/1/39	87,020	98,234
4.500% 1/1/40	46,654	50,567
6.500% 5/1/40	447,740	513,372
4.500% 7/1/40	99,944	108,326
4.500% 8/1/40	153,971	166,884
4.000% 9/1/40	158,207	168,447
4.000% 10/1/40	88,717	94,459
2.430% 12/1/40 (l)	12,161	12,926
4.000% 12/1/40	1,934,447	2,062,016
4.500% 3/1/41	85,999	93,373
5.500% 4/1/41	17,523	19,759
4.500% 5/1/41	4,930	5,373
3.356% 6/1/41 (l)	75,924	80,168
4.500% 7/1/41	19,032	20,669
5.000% 7/1/41	23,444	26,012
5.000% 8/1/41	15,478	17,173
3.518% 9/1/41 (l)	55,802	58,888
4.500% 9/1/41	48,674	52,999
4.500% 10/1/41	177,278	192,367
4.000% 7/1/42	174,343	187,153
4.500% 8/1/42	48,591	52,651
4.500% 9/1/42	354,557	384,293
3.500% 10/1/42	92,700	96,173
3.000% 12/1/42	97,046	97,425
4.000% 12/1/42	96,226	102,484
3.000% 1/1/43	89,782	90,087
3.000% 2/1/43	378,727	380,512
3.500% 2/1/43	91,237	94,427
3.000% 3/1/43	733,208	734,095
3.500% 3/1/43	94,584	97,891
2.700% 3/25/43	4,218,196	3,765,417
3.000% 4/1/43	515,124	515,986
3.000% 5/1/43	713,785	716,149
3.000% 6/1/43	126,277	126,661
3.500% 6/1/43	88,986	92,083
3.500% 7/1/43	192,494	199,382
3.500% 8/1/43	266,283	275,578
4.500% 9/1/43	848,765	919,326
4.500% 10/1/43	73,634	79,649
3.000% 10/15/43	3,963,654	4,047,313
3.500% 12/1/43	89,998	93,299
4.500% 12/1/43	86,345	93,424
4.500% 1/1/44	181,974	197,992
4.500% 3/1/44	148,777	161,018

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
3.000% 3/15/44		$4,225,325	$3,681,432
4.000% 5/1/44		95,468	101,737
3.500% 7/1/44		97,958	101,230
3.500% 8/1/44		190,246	196,866
4.000% 8/1/44		791,973	848,432
3.000% 10/1/44		3,846,552	3,842,194
3.500% 12/1/44		3,864,936	3,942,083
4.000% 12/1/44		99,576	106,551
3.000% 1/15/45		4,050,251	3,463,300
3.500% 2/1/45		9,938,054	10,136,427
2.500% 2/15/45		6,050,156	4,861,221
3.000% 4/1/45		4,467,782	4,418,044
3.000% 5/1/45		5,954,018	5,887,733
2.500% 7/25/30 TBA		1,515,000	1,532,991
3.000% 7/25/30 TBA		1,200,000	1,242,844
4.500% 7/25/30 TBA		900,000	937,687
3.500% 7/25/45 TBA		2,685,000	2,766,599
4.000% 7/25/45 TBA		5,779,000	6,122,128
6.000% 7/25/45 TBA		100,000	113,688
3.000% 8/25/45 TBA		9,000,000	8,940,235
3.500% 8/25/45 TBA		15,000,000	15,416,016
4.000% 8/25/45 TBA		8,000,000	8,456,249
4.500% 8/25/45 TBA		1,500,000	1,619,414
Government National Mortgage Association
1.625% 7/20/27 (l)		1,379	1,418
6.500% 6/20/32		18,132	20,978
5.500% 4/15/33		2,373	2,702
5.000% 12/15/38		18,231	20,385
5.000% 7/15/39		56,174	62,432
5.000% 10/20/39		22,169	24,639
4.000% 10/20/40		11,727	12,500
5.000% 12/15/40		70,251	78,077
4.000% 12/20/40		139,631	148,843
4.000% 1/20/41		101,341	108,027
4.500% 5/20/41		668,297	727,687
4.500% 6/20/41		67,367	73,024
4.500% 7/20/41		45,205	49,001
4.500% 2/15/42		630,996	687,071
6.063% 2/20/43 IO (l)		5,653,452	930,610
5.963% 8/20/43 IO (l)		6,068,461	1,092,601
5.913% 2/20/44 IO (l)		5,729,843	1,010,611
4.000% 12/20/44		745,629	790,396
3.500% 1/20/45		5,540,428	5,695,603
4.000% 2/20/45		1,669,190	1,724,609
3.500% 5/20/45		2,095,764	2,177,384
0.929% 2/16/53 IO (l)		673,795	46,389
0.765% 6/20/65 (l)†		500,000	498,536
3.000% 7/15/45 TBA		3,210,000	3,241,159
3.500% 7/15/45 TBA		2,200,000	2,282,891
4.000% 7/15/45 TBA		1,975,000	2,093,857
4.500% 7/15/45 TBA		700,000	756,945
5.000% 7/15/45 TBA		1,110,000	1,228,978
5.500% 7/15/45 TBA		400,000	450,313
5.000% 7/25/45 TBA		140,000	152,556

			179,226,565

Foreign Governments (2.5%)
Bundesrepublik Deutschland
4.250% 7/4/39	EUR	700,000	1,208,535
4.750% 7/4/40		100,000	186,102
2.500% 7/4/44		100,000	135,965
2.500% 8/15/46		200,000	273,103
Canadian Government Bond
0.875% 2/14/17		$65,000	65,155
1.125% 3/19/18		100,000	100,188
1.625% 2/27/19		50,000	50,455
Deutsche Bundesrepublik Inflation Linked Bond
0.100% 4/15/26	EUR	681,764	814,682
Eksportfinans ASA
2.000% 9/15/15		$935,000	935,000
2.375% 5/25/16		290,000	290,000
5.500% 5/25/16		109,000	111,997
2.875% 11/16/16	CHF	35,000	38,286
5.500% 6/26/17		$254,000	269,240
Export Development Canada
1.250% 10/26/16		91,000	91,797
0.875% 1/30/17		50,000	50,135
Export-Import Bank of Korea
4.000% 1/29/21		545,000	580,031
Federative Republic of Brazil
5.875% 1/15/19		100,000	111,000
4.250% 1/7/25		765,000	736,313
FMS Wertmanagement AoeR
1.125% 10/14/16		200,000	201,330
Hellenic Railways Organization S.A.
4.028% 3/17/17	EUR	100,000	67,052
Japan Bank for International Cooperation
2.250% 7/13/16		$182,000	185,156
Japan Finance Organization for Municipalities
5.000% 5/16/17		100,000	107,314
Korea Development Bank
3.500% 8/22/17		200,000	207,622
4.625% 11/16/21		50,000	55,203
Province of Manitoba
4.900% 12/6/16		91,000	96,244
Province of New Brunswick
2.750% 6/15/18		45,000	46,886
Province of Nova Scotia
5.125% 1/26/17		45,000	47,822
Province of Ontario
1.600% 9/21/16		50,000	50,558
1.100% 10/25/17		45,000	45,050
2.000% 9/27/18		50,000	50,844
4.000% 10/7/19		136,000	148,174
4.400% 4/14/20		45,000	49,888
2.450% 6/29/22		45,000	44,936
3.200% 5/16/24		162,000	167,621
Province of Quebec
3.500% 7/29/20		91,000	97,301
2.625% 2/13/23		102,000	102,271
Republic of Chile
3.875% 8/5/20		91,000	98,166
Republic of Colombia
4.000% 2/26/24		605,000	601,975
Republic of Italy
5.250% 9/20/16		136,000	142,629
Republic of Korea
7.125% 4/16/19		91,000	108,028
Republic of Peru
7.125% 3/30/19		36,000	41,895
7.350% 7/21/25		200,000	261,300
Republic of Philippines
4.000% 1/15/21		136,000	147,050

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Poland
6.375% 7/15/19		$136,000	$157,066
5.125% 4/21/21		45,000	49,939
4.000% 1/22/24		75,000	78,468
Republic of Slovenia
4.125% 2/18/19 (m)		3,800,000	3,942,384
2.250% 3/25/22 (b)(m)	EUR	135,000	155,050
5.500% 10/26/22 (m)		$1,000,000	1,107,462
Republic of South Africa
4.665% 1/17/24		100,000	102,375
Republic of Turkey
7.500% 7/14/17		182,000	200,883
5.625% 3/30/21		200,000	215,250
Republic of Uruguay
8.000% 11/18/22		45,000	57,600
Russian Federal Bond
7.600% 7/20/22	RUB	675,000	10,311
7.000% 8/16/23		3,600,000	51,958
State of Israel
5.500% 11/9/16		$41,000	43,511
Svensk Exportkredit AB
1.750% 5/30/17		75,000	76,125
United Kingdom Gilt
1.750% 9/7/22 (m)	GBP	10,795	16,886
United Mexican States
5.625% 1/15/17		$46,000	48,990
8.500% 12/13/18	MXN	350,000	24,855
3.625% 3/15/22		$192,000	194,688
4.000% 10/2/23		973,000	999,758
8.000% 12/7/23	MXN	7,200,000	517,629
6.050% 1/11/40		$2,000	2,270
4.750% 3/8/44		86,000	81,915

			17,355,672

Municipal Bonds (2.0%)
California State University, Systemwide Revenue Bonds,
Series A, AMBAC 5.000% 11/1/30		25,000	25,076
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2011EE 5.375% 6/15/43		230,000	267,256
5.500% 6/15/43		270,000	319,102
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075% 11/1/20		290,000	313,313
4.325% 11/1/21		470,000	514,701
4.525% 11/1/22		655,000	725,380
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.600% 8/1/42		25,000	34,185
County of Los Angeles Public Works Financing Authority,
Revenue Bonds, Series 2010-B 5.591% 8/1/20		1,340,000	1,505,155
5.841% 8/1/21		145,000	166,956
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010C 6.628% 7/1/40		255,000	290,159
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds,
Series 2009B 6.249% 12/1/34		145,000	161,465
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds, Series 2013A 2.995% 7/1/20		50,000	50,955
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637% 4/1/57		35,000	42,409
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010E 6.814% 11/15/40		45,000	59,275
New Jersey Transportation Trust Fund Authority, Transportation System Bonds,Revenue Bonds,
Series 2009B 6.875% 12/15/39		1,595,000	1,711,563
New Jersey Turnpike Authority, Revenue Bonds,
Series 2009F 7.414% 1/1/40		56,000	78,331
New York & New Jersey Port Authority, Consolidated Bonds,
Series 181 4.960% 8/1/46		40,000	45,059
New York City Municipal Water Finance Authority
5.882% 6/15/44		45,000	57,037
Northern California Power Agency, Lodi Energy Center,
Revenue Bonds, Series 2010B 7.311% 6/1/40		750,000	911,085
Regents of the University of California Medical Center,
Revenue Bonds, Series 2010H 5.235% 5/15/22		545,000	622,668
5.435% 5/15/23		715,000	834,026
San Francisco Bay Area Toll Authority, Subordinate Toll
Bridge, Revenue Bonds, Series 2010-S1 6.793% 4/1/30		1,485,000	1,864,388
State of California, Various Purposes, General Obligation Bonds,
Series 2009 5.750% 3/1/17		36,000	38,788
6.200% 3/1/19		36,000	41,515
6.200% 10/1/19		36,000	41,947
7.550% 4/1/39		1,300,000	1,879,241
State of Illinois, General Obligation Bonds,
Series 2011 5.665% 3/1/18		55,000	58,847
5.100% 6/1/33		200,000	186,390
State of Illinois, Revenue Bonds, Series 2009A 6.184% 1/1/34		363,000	452,349
State of Iowa IJOBS Program, Revenue Bonds,
Series 2009B 6.750% 6/1/34		655,000	745,803
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010H 5.389% 3/15/40		45,000	53,114
University of California, General Revenue Bonds,
Series 2012-AD 4.858% 5/15/12		45,000	41,449

			14,138,987

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.7%)
African Development Bank
0.750% 10/18/16	$50,000	$50,085
0.875% 3/15/18	100,000	99,425
Asian Development Bank
1.125% 3/15/17	64,000	64,413
0.750% 7/28/17	100,000	99,911
1.750% 9/11/18	100,000	101,464
1.875% 10/23/18	45,000	45,825
1.375% 3/23/20	27,000	26,500
2.125% 11/24/21	50,000	49,998
1.875% 2/18/22	100,000	98,230
Corp. Andina de Fomento
8.125% 6/4/19	45,000	54,900
Council of Europe Development Bank
1.500% 6/19/17	45,000	45,463
1.000% 3/7/18	64,000	63,800
European Bank for Reconstruction & Development
1.375% 10/20/16	36,000	36,346
1.000% 2/16/17	54,000	54,186
0.750% 9/1/17	27,000	26,882
1.625% 4/10/18	50,000	50,477
1.000% 6/15/18	36,000	35,718
1.500% 3/16/20	27,000	26,580
European Investment Bank
0.500% 8/15/16	182,000	181,946
1.125% 12/15/16	50,000	50,321
4.875% 1/17/17	91,000	96,835
0.875% 4/18/17	150,000	150,249
1.000% 8/17/17	250,000	250,538
1.125% 9/15/17	91,000	91,397
1.000% 12/15/17	82,000	81,920
1.000% 6/15/18	136,000	135,082
1.875% 3/15/19	75,000	75,963
1.750% 6/17/19	125,000	125,692
1.625% 3/16/20	100,000	99,174
1.375% 6/15/20	100,000	97,611
2.875% 9/15/20	91,000	95,212
4.000% 2/16/21	91,000	100,421
2.500% 4/15/21	50,000	51,153
3.250% 1/29/24	50,000	52,840
1.875% 2/10/25	100,000	94,812
Inter-American Development Bank
1.375% 10/18/16	107,000	108,071
0.875% 11/15/16	100,000	100,342
4.250% 9/10/18	136,000	148,491
1.375% 7/15/20	91,000	89,020
2.125% 11/9/20	50,000	50,576
1.750% 4/14/22	100,000	97,630
3.000% 2/21/24	75,000	78,220
2.125% 1/15/25	100,000	96,508
International Bank for Reconstruction & Development
1.000% 9/15/16	50,000	50,257
0.625% 10/14/16	50,000	50,020
0.750% 12/15/16	75,000	75,105
0.875% 4/17/17	91,000	91,183
1.375% 4/10/18	50,000	50,323
1.000% 6/15/18	75,000	74,537
1.875% 3/15/19	75,000	76,045
1.875% 10/7/19	125,000	126,331
2.125% 11/1/20	75,000	75,999
2.125% 2/13/23	68,000	67,285
International Finance Corp.
0.625% 11/15/16	125,000	125,053
1.000% 4/24/17	91,000	91,376
2.125% 11/17/17	91,000	93,433
0.875% 6/15/18	45,000	44,585
Nordic Investment Bank
1.125% 3/19/18	200,000	200,160

		4,921,919

U.S. Government Agencies (1.2%)
Federal Farm Credit Bank
0.450% 7/12/16	91,000	91,005
5.125% 8/25/16	125,000	131,651
4.875% 1/17/17	153,000	162,880
Federal Home Loan Bank
1.630% 8/20/15	2,000	2,002
0.500% 9/28/16	75,000	75,024
0.625% 11/23/16	100,000	100,135
4.750% 12/16/16	92,000	97,475
0.625% 12/28/16	125,000	125,083
5.250% 6/5/17	242,000	262,157
1.000% 6/21/17	215,000	216,114
5.000% 11/17/17	355,000	389,105
1.200% 5/24/18	125,000	124,340
1.875% 2/13/20	150,000	149,919
4.125% 3/13/20	271,000	300,800
2.000% 5/28/20	100,000	100,060
2.875% 9/13/24	75,000	75,908
Federal Home Loan Mortgage Corp.
5.500% 7/18/16	182,000	191,608
5.125% 10/18/16	102,000	107,980
5.000% 2/16/17	136,000	145,440
0.875% 2/22/17	75,000	75,297
1.000% 3/8/17	182,000	183,043
1.000% 6/29/17	250,000	250,889
0.750% 7/14/17	150,000	150,011
0.750% 1/12/18	91,000	90,511
0.875% 3/7/18	182,000	181,274
1.250% 4/20/18	75,000	74,856
1.250% 5/14/18	100,000	99,901
1.250% 5/25/18	100,000	99,890
4.875% 6/13/18	273,000	303,131
1.500% 6/25/18	100,000	100,199
3.750% 3/27/19	61,000	66,223
1.750% 5/30/19	136,000	137,425
2.000% 7/30/19	36,000	36,716
1.250% 10/2/19	136,000	134,139
1.375% 5/1/20	91,000	89,547
2.375% 1/13/22	330,000	333,902
Federal National Mortgage Association
0.375% 7/5/16	125,000	124,917
1.250% 9/28/16	100,000	100,843
1.375% 11/15/16	182,000	183,994
4.875% 12/15/16	223,000	237,104
5.375% 6/12/17	364,000	396,151
0.875% 8/28/17	182,000	182,242
0.875% 10/26/17	182,000	181,852
0.900% 11/7/17	91,000	90,669
0.875% 12/20/17	136,000	135,805
1.000% 12/28/17	45,000	44,818
0.875% 2/8/18	182,000	181,609
1.200% 2/28/18	91,000	90,942

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.875% 9/18/18	$100,000	$102,127
1.625% 11/27/18	75,000	76,003
1.750% 1/30/19	36,000	36,517
1.700% 10/4/19	54,000	53,904
1.500% 10/9/19	91,000	90,120
1.750% 11/26/19	250,000	251,319
1.500% 6/22/20	125,000	123,684
2.250% 10/17/22	45,000	44,049
2.200% 10/25/22	36,000	35,150
2.500% 3/27/23	182,000	179,531
2.625% 9/6/24	82,000	81,772
Financing Corp.
10.700% 10/6/17	110,000	134,174
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	26,052
(Zero Coupon), 10/15/18 STRIPS	27,000	25,842

		8,466,830

U.S. Treasuries (24.7%)
U.S. Treasury Bonds
7.500% 11/15/16	309,000	338,633
8.875% 8/15/17	748,000	876,774
8.500% 2/15/20	546,000	715,836
7.875% 2/15/21	91,000	120,750
2.375% 1/15/25 TIPS	251,038	295,274
2.000% 1/15/26 TIPS	1,485,677	1,704,277
2.375% 1/15/27 TIPS	808,121	965,037
6.125% 11/15/27	400,000	554,883
1.750% 1/15/28 TIPS	5,029,085	5,688,297
2.500% 1/15/29 TIPS	2,913,908	3,587,029
3.875% 4/15/29 TIPS	589,653	835,049
4.250% 5/15/39	100,000	120,629
4.375% 11/15/39	300,000	368,736
4.625% 2/15/40	300,000	382,336
4.375% 5/15/40	200,000	246,098
3.125% 2/15/42	300,000	301,471
3.000% 5/15/42	700,000	685,398
2.750% 8/15/42	1,100,000	1,023,687
3.750% 11/15/43	100,000	112,406
1.375% 2/15/44 TIPS	406,076	431,794
0.750% 2/15/45 TIPS	200,950	182,731
3.000% 5/15/45#	4,232,900	4,142,290
U.S. Treasury Notes
1.500% 7/31/16	307,000	310,737
0.625% 8/15/16	600,000	601,682
0.500% 8/31/16	500,000	500,698
1.000% 8/31/16	125,000	125,894
0.875% 9/15/16	500,000	502,871
0.500% 9/30/16	500,000	500,640
1.000% 9/30/16	728,000	733,488
3.000% 9/30/16	911,000	940,421
0.625% 10/15/16	1,000,000	1,002,671
0.375% 10/31/16	725,000	724,434
3.125% 10/31/16	911,000	943,334
0.625% 11/15/16	750,000	751,776
0.500% 11/30/16	750,000	750,469
0.875% 11/30/16	700,000	704,033
0.625% 12/15/16	500,000	501,038
0.625% 12/31/16	525,000	526,128
0.875% 12/31/16	911,000	916,342
0.750% 1/15/17	500,000	501,843
0.500% 1/31/17	450,000	449,877
0.875% 1/31/17	864,000	868,831
3.125% 1/31/17	911,000	948,436
0.625% 2/15/17	500,000	500,728
0.500% 2/28/17	550,000	549,656
0.875% 2/28/17	911,000	916,049
0.750% 3/15/17	600,000	602,153
0.500% 3/31/17	1,000,000	998,950
1.000% 3/31/17	1,100,000	1,108,422
0.875% 4/15/17	500,000	502,624
0.500% 4/30/17	750,000	748,769
3.125% 4/30/17	728,000	761,656
4.500% 5/15/17	637,000	683,055
0.625% 5/31/17	4,215,000	4,214,835
2.750% 5/31/17	1,093,000	1,137,339
0.875% 6/15/17	825,000	828,863
0.625% 6/30/17	6,627,000	6,625,447
0.875% 7/15/17	150,000	150,611
0.500% 7/31/17	1,093,000	1,089,157
4.750% 8/15/17	580,000	629,623
0.625% 8/31/17	911,000	909,301
1.875% 8/31/17	1,002,000	1,027,099
1.000% 9/15/17	625,000	628,564
0.625% 9/30/17	455,000	453,685
1.875% 9/30/17	637,000	653,118
0.875% 10/15/17	400,000	400,902
0.750% 10/31/17	728,000	727,339
1.875% 10/31/17	911,000	934,015
0.875% 11/15/17	500,000	500,889
4.250% 11/15/17	209,000	225,981
0.625% 11/30/17	728,000	724,815
1.000% 12/15/17	400,000	401,656
0.750% 12/31/17	728,000	726,408
2.750% 12/31/17	637,000	667,276
0.875% 1/15/18	400,000	400,160
0.875% 1/31/18	728,000	728,171
1.000% 2/15/18	800,000	802,281
3.500% 2/15/18	546,000	582,866
0.750% 2/28/18	364,000	362,521
1.000% 3/15/18	400,000	400,887
0.750% 3/31/18	455,000	452,618
0.750% 4/15/18	750,000	745,972
0.625% 4/30/18	364,000	360,616
2.625% 4/30/18	227,000	237,618
1.000% 5/15/18	400,000	400,383
1.000% 5/31/18	546,000	546,133
2.375% 5/31/18	364,000	378,532
1.125% 6/15/18	9,585,000	9,621,599
1.375% 6/30/18	562,000	568,037
2.250% 7/31/18	182,000	188,613
4.000% 8/15/18	328,000	358,196
1.375% 9/30/18	601,000	605,877
1.250% 10/31/18	1,000,000	1,003,271
3.750% 11/15/18	728,000	790,555
1.250% 11/30/18	500,000	501,211
1.375% 12/31/18	546,000	549,055
1.500% 12/31/18	175,000	176,706
1.250% 1/31/19	364,000	364,114
1.500% 1/31/19	375,000	378,420
2.750% 2/15/19	911,000	959,112
1.500% 2/28/19	500,000	504,102

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.500% 3/31/19	$225,000	$226,740
1.625% 3/31/19	400,000	404,754
1.250% 4/30/19	273,000	272,379
1.625% 4/30/19	500,000	505,469
1.500% 5/31/19	850,000	854,582
1.000% 6/30/19	546,000	538,141
1.625% 6/30/19	500,000	504,692
1.625% 7/31/19	500,000	504,316
1.000% 8/31/19	364,000	357,602
1.625% 8/31/19	600,000	604,869
1.000% 9/30/19	546,000	535,746
1.750% 9/30/19	550,000	556,553
1.250% 10/31/19	546,000	541,046
1.500% 10/31/19	600,000	600,311
3.375% 11/15/19	915,000	987,816
1.500% 11/30/19	625,000	625,049
1.125% 12/31/19	546,000	536,333
1.625% 12/31/19	250,000	250,986
1.250% 1/31/20	750,000	740,024
1.375% 1/31/20	546,000	541,740
3.625% 2/15/20	1,230,000	1,343,018
1.250% 2/29/20	546,000	537,906
1.375% 2/29/20	525,000	520,534
1.125% 3/31/20	364,000	356,091
1.375% 3/31/20	600,000	594,164
1.125% 4/30/20	182,000	177,791
1.375% 4/30/20	500,000	494,512
3.500% 5/15/20	900,000	978,680
1.375% 5/31/20	400,000	395,172
1.500% 5/31/20	600,000	596,707
1.625% 6/30/20	14,825,000	14,822,683
2.625% 8/15/20	1,164,000	1,217,153
2.125% 8/31/20	500,000	510,742
2.000% 9/30/20	375,000	380,475
1.750% 10/31/20	350,000	350,212
2.625% 11/15/20	911,000	951,550
2.000% 11/30/20	300,000	303,727
2.375% 12/31/20	500,000	515,435
2.125% 1/31/21	375,000	381,189
3.625% 2/15/21	500,000	548,481
2.000% 2/28/21	500,000	504,492
2.250% 3/31/21	250,000	255,388
3.125% 5/15/21	811,000	867,382
2.000% 5/31/21	550,000	553,416
2.125% 6/30/21	750,000	759,272
2.250% 7/31/21	450,000	458,451
2.125% 8/15/21	1,002,000	1,013,165
2.000% 8/31/21	400,000	401,250
2.125% 9/30/21	300,000	303,000
2.000% 10/31/21	400,000	400,641
2.000% 11/15/21	637,000	638,014
1.875% 11/30/21	825,000	819,522
2.125% 12/31/21	500,000	503,755
1.500% 1/31/22	800,000	774,500
2.000% 2/15/22	802,000	801,781
1.750% 2/28/22	475,000	466,734
1.750% 3/31/22	500,000	490,825
1.750% 4/30/22	450,000	441,439
1.750% 5/15/22	728,000	713,895
1.875% 5/31/22	2,140,000	2,115,988
2.125% 6/30/22	2,015,000	2,023,501
0.125% 7/15/22 TIPS	823,088	816,888
1.625% 8/15/22	378,000	366,398
1.625% 11/15/22	650,000	628,189
2.000% 2/15/23	1,000,000	989,004
1.750% 5/15/23	1,033,000	999,074
2.500% 8/15/23	875,000	893,671
2.750% 11/15/23	1,000,000	1,039,356
2.750% 2/15/24	837,000	868,927
2.500% 5/15/24	1,137,000	1,156,276
0.125% 7/15/24 TIPS	11,209,838	10,936,754
2.375% 8/15/24	1,100,000	1,105,844
2.250% 11/15/24	1,075,000	1,068,040
0.250% 1/15/25 TIPS	199,784	5,028,741
2.000% 2/15/25	1,150,000	1,116,971
2.125% 5/15/25	2,739,800	2,689,659

		173,157,242

Total Government Securities		399,459,095

Total Long-Term Debt Securities (97.0%) (Cost $695,000,422)		681,564,051

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Banks (0.3%)
Wells Fargo & Co.
7.500%	2,000	2,350,000

Total Convertible Preferred Stocks (0.3%) (Cost $2,000,000)		2,350,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.5%)
Intesa Sanpaolo S.p.A.
1.65%, 4/11/16 (p)	$1,000,000	1,002,365
Itau Unibanco S.A./New York
1.56%, 5/31/16 (p)	2,600,000	2,602,790

Total Certificates of Deposit		3,605,155

Commercial Paper (5.1%)
Amcor Ltd./Australia
0.26%, 7/7/15 (n)(p)	700,000	699,965
0.46%, 7/20/15 (n)(p)	900,000	899,768
Commonwealth Edison Co.
0.30%, 7/8/15 (n)(p)	900,000	899,939
CVS Health Corp.
0.40%, 7/13/15 (n)(p)	1,200,000	1,199,825
Deutsche Telekom AG
0.40%, 7/15/15 (n)(p)	1,400,000	1,399,765
Duke Energy Corp.
0.40%, 7/13/15 (n)(p)	900,000	899,869
0.42%, 7/17/15 (n)(p)	2,300,000	2,299,549
Edison International
0.30%, 7/7/15 (n)(p)	900,000	899,948
ENI Finance USA, Inc.
0.20%, 7/23/15 (n)(p)	1,500,000	1,499,808
0.04%, 6/2/16 (n)(p)	900,000	899,641
0.16%, 6/3/16 (n)(p)	900,000	898,626

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Entergy Corp.
0.82%, 8/3/15 (n)(p)	$1,000,000	$999,226
0.82%, 8/4/15 (n)(p)	1,200,000	1,199,041
0.83%, 8/6/15 (n)(p)	600,000	599,491
Ford Motor Credit Co. LLC
0.64%, 7/27/15 (p)	500,000	499,759
0.51%, 9/3/15 (p)	700,000	699,356
Glencore Funding LLC
0.25%, 7/10/15 (n)(p)	300,000	299,979
0.55%, 7/13/15 (n)(p)	900,000	899,821
0.55%, 7/14/15 (n)(p)	800,000	799,828
Holcim U.S. Finance Sarl & Cie SCS
0.25%, 7/10/15 (n)(p)	400,000	399,972
Kansas City Southern Railway Co.
0.40%, 7/10/15 (n)(p)	500,000	499,945
0.38%, 7/16/15 (n)(p)	600,000	599,898
0.40%, 7/17/15 (n)(p)	900,000	899,829
Marriott International, Inc.
0.49%, 7/28/15 (n)(p)	400,000	399,847
Mondelez International, Inc.
0.36%, 7/6/15 (n)(p)	1,700,000	1,699,899
0.24%, 7/9/15 (n)(p)	300,000	299,982
0.25%, 7/23/15 (n)(p)	500,000	499,920
Nationwide Building Society
0.23%, 8/27/15 (n)(p)	500,000	499,817
NBCUniversal Enterprise, Inc.
0.30%, 7/7/15 (b)(p)	600,000	599,965
Newell Rubbermaid, Inc.
0.45%, 7/16/15 (n)(p)	500,000	499,900
Pacific Gas & Electric Co.
0.41%, 7/7/15 (n)(p)	1,000,000	999,920
0.18%, 7/8/15 (n)(p)	900,000	899,964
Plains All American Pipeline LP
0.46%, 7/20/15 (n)(p)	900,000	899,770
Southwestern Energy Co.
0.42%, 7/6/15 (n)(p)	900,000	899,937
Thermo Fisher Scientific, Inc.
0.49%, 9/14/15 (n)(p)	900,000	899,069
Virginia Electric & Power Co.
0.21%, 7/14/15 (p)	900,000	899,928
Volvo Treasury North America LP
1.22%, 7/6/15 (n)(p)	900,000	899,817
Williams Partners LP
0.47%, 7/7/15 (n)(p)	900,000	899,917
0.48%, 7/8/15 (n)(p)	900,000	899,904
0.25%, 7/10/15 (n)(p)	300,000	299,979
0.50%, 7/13/15 (n)(p)	800,000	799,854
Wyndham Worldwide Corp.
0.36%, 7/1/15 (n)(p)	900,000	899,991

Total Commercial Paper		35,590,228

Government Securities (0.3%)
Federal Home Loan Bank
0.02%, 8/7/15 (o)(p)	200,000	199,996
0.02%, 8/14/15 (o)(p)	400,000	399,990
0.02%, 8/28/15 (o)(p)	200,000	199,993
0.02%, 9/4/15 (o)(p)	100,000	99,996
0.03%, 9/11/15 (o)(p)	100,000	99,994
0.03%, 9/18/15 (o)(p)	400,000	399,973
0.08%, 11/25/15 (o)(p)	800,000	799,722

Total Government Securities		2,199,664

	Number of Shares	Value (Note 1)
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	33,405,920	33,405,920

Total Short-Term Investments (10.7%) (Cost $74,775,975)		74,800,967

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Eurodollar
September 2015 @ $98.25*	138	2,587
September 2015 @ $98.75*	138	27,600

Total Options Purchased (0.0%) (Cost $59,094)		30,187

Total Investments Before Options Written and Securities Sold Short (108.0%) (Cost $771,835,491)		758,745,205

OPTION WRITTEN:
Put Option Written (0.0%)
Eurodollar
September 2015 @ $98.50*	(277)	(15,581)

Total Options Written (0.0%) (Premiums Received $41,104)		(15,581)

Total Investments before Securities Sold Short (108.0%) (Cost $771,794,387)		758,729,624

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-0.3%)
Federal National Mortgage Association
3.500%, 7/25/30 TBA	$(842,000)	(888,178)
4.000%, 7/25/30 TBA	(300,000)	(315,000)
3.000%, 7/25/45 TBA	(210,000)	(209,147)
4.500%, 7/25/45 TBA	(200,000)	(216,234)
5.000%, 7/25/45 TBA	(200,000)	(220,938)
5.000%, 8/25/45 TBA	(400,000)	(441,469)

Total Securities Sold Short (-0.3%) (Proceeds Received $2,288,989)		(2,290,966)

Total Investments after Options Written and Securities Sold Short (107.7%) (Cost $769,505,398)		756,438,658
Other Assets Less Liabilities (-7.7%)		(53,765,111)

Net Assets (100%)		$702,673,547

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

*	Non-income producing.
†	Securities (totaling $499,268 or 0.1% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2015, the market value of these securities amounted to $80,983,067 or 11.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $206,965.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2015, the market value of these securities amounted to $13,803,392 or 2.0% net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2015.
(p)	Yield to maturity.

Glossary:

ABS	—	Asset-Backed Security
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest Only
MXN	—	Mexican Peso
PIK	—	Payment-in Kind Security
PO	—	Principal Only
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
10 Year Australia Bond	14	September-15	$1,344,599	$1,353,036	$8,437
10 Year U.S. Treasury Notes	10	September-15	1,250,747	1,261,719	10,972
2 Year U.S. Treasury Notes	32	September-15	6,991,733	7,006,000	14,267
90 Day Eurodollar	6	September-16	1,482,233	1,482,750	517
90 Day Eurodollar	6	March-17	1,476,217	1,476,675	458
90 Day Eurodollar	7	June-17	1,719,123	1,719,638	515
Euro-Buxl	1	September-15	179,354	165,711	(13,643)
Euro-BTP	7	September-15	1,034,460	1,016,152	(18,308)
Euro-Bund	72	September-15	12,414,385	12,200,918	(213,467)
U.S. Long Bond	37	September-15	5,680,373	5,581,219	(99,154)
U.S. Ultra Bond	6	September-15	947,652	924,375	(23,277)

					$(332,683)

Sales
10 Year U.S. Treasury Notes	82	September-15	$10,437,778	$10,346,094	$91,684
2 Year U.S. Treasury Notes	54	September-15	11,810,765	11,822,625	(11,860)
5 Year U.S. Treasury Notes	101	September-15	12,027,660	12,045,039	(17,379)
90 Day Eurodollar	70	December-15	17,402,344	17,406,375	(4,031)
90 Day Eurodollar	29	June-16	7,176,362	7,182,937	(6,575)
90 Day Eurodollar	3	September-16	740,836	741,375	(539)
90 Day Eurodollar	38	December-16	9,353,601	9,369,850	(16,249)
90 Day Eurodollar	26	March-17	6,393,190	6,398,925	(5,735)
90 Day Eurodollar	4	March-18	977,728	978,350	(622)
Euro-Bobl	1	September-15	144,238	144,462	(224)
Euro-Bund	6	September-15	1,005,672	1,016,743	(11,071)
U.S. Long Bond	22	September-15	3,357,793	3,318,563	39,230

					$56,629

					$(276,054)

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Citibank N.A.	92	$102,566	$103,655	$(1,089)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Citibank N.A.	1,230	1,371,265	1,380,929	(9,664)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	Citibank N.A.	2,703	3,013,439	3,068,237	(54,798)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	HSBC Bank plc	11,957	13,330,262	13,326,811	3,451
European Union Euro vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	137	152,735	149,212	3,523
European Union Euro vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	87	96,992	97,660	(668)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Goldman Sachs & Co.	293	326,800	328,571	(1,771)
Japanese Yen vs. U.S. Dollar, expiring 7/2/15	Goldman Sachs & Co.	483,500	3,950,647	3,907,323	43,324
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	723	45,965	48,000	(2,035)
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	HSBC Bank plc	1,797	114,259	119,000	(4,741)
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Bank of America	80,084	1,449,129	1,474,298	(25,169)
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Citibank N.A.	199	3,581	3,888	(307)
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Goldman Sachs & Co.	199	3,581	3,886	(305)
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	JPMorgan Chase Bank	398	7,171	7,787	(616)

					$(50,865)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/2/15	HSBC Bank plc	1,386	$2,129,450	$2,177,752	$(48,302)
British Pound vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	474	724,081	744,772	(20,691)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	HSBC Bank plc	206	231,800	229,659	2,141
European Union Euro vs. U.S. Dollar, expiring 7/2/15	HSBC Bank plc	15,299	16,728,416	17,056,090	(327,674)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	150	169,623	167,228	2,395
European Union Euro vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	192	218,037	214,051	3,986
European Union Euro vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	162	180,139	180,606	(467)
European Union Euro vs. U.S. Dollar, expiring 7/2/15	JPMorgan Chase Bank	197	219,260	219,625	(365)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Goldman Sachs & Co.	63	69,930	69,816	114
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Royal Bank of Scotland	77	87,705	85,961	1,744
European Union Euro vs. U.S. Dollar, expiring 7/21/15	Goldman Sachs & Co.	34	36,957	38,249	(1,292)
European Union Euro vs. U.S. Dollar, expiring 7/21/15	Goldman Sachs & Co.	718	803,732	800,671	3,061
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Goldman Sachs & Co.	500	559,841	557,679	2,162
European Union Euro vs. U.S. Dollar, expiring 8/4/15	HSBC Bank plc	432	483,997	481,835	2,162
European Union Euro vs. U.S. Dollar, expiring 8/4/15	HSBC Bank plc	2,244	2,513,927	2,502,866	11,061

See Notes to Financial Statements.

1212

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	HSBC Bank plc	11,957	$13,332,551	$13,336,347	$(3,796)
Japanese Yen vs. U.S. Dollar, expiring 7/2/15	Bank of America	483,500	3,910,332	3,950,648	(40,316)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	Citibank N.A.	160,400	1,298,468	1,311,159	(12,691)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	Citibank N.A.	53,800	435,817	439,778	(3,961)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	Goldman Sachs & Co.	483,500	3,908,650	3,952,278	(43,628)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	79,700	650,763	651,492	(729)
Korean Won vs. U.S. Dollar, expiring 9/11/15	JPMorgan Chase Bank	612,561	549,973	548,247	1,726
Mexican Peso vs. U.S. Dollar, expiring 7/7/15	Bank of America	2,342	151,000	148,946	2,054
Mexican Peso vs. U.S. Dollar, expiring 7/21/15	Barclays Bank plc	8,693	579,418	552,293	27,125
Mexican Peso vs. U.S. Dollar, expiring 7/27/15	BNP Paribas	810	52,747	51,454	1,293
Mexican Peso vs. U.S. Dollar, expiring 9/30/15	Goldman Sachs & Co.	328	21,000	20,762	238
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Bank of America	6,790	120,000	122,859	(2,859)
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Bank of America	25,799	455,000	466,828	(11,828)
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	Citibank N.A.	34,945	612,000	632,339	(20,339)
Russian Ruble vs. U.S. Dollar, expiring 7/6/15	JPMorgan Chase Bank	12,551	221,000	227,105	(6,105)
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Citibank N.A.	364	6,946	6,575	371
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	JPMorgan Chase Bank	187	3,579	3,379	200
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	JPMorgan Chase Bank	198	3,776	3,574	202
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Morgan Stanley	395	7,519	7,119	400
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Morgan Stanley	764	13,747	13,779	(32)
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Morgan Stanley	736	13,715	13,272	443
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Morgan Stanley	736	13,827	13,281	546
Russian Ruble vs. U.S. Dollar, expiring 7/14/15	Morgan Stanley	732	13,347	13,211	136
Russian Ruble vs. U.S. Dollar, expiring 8/14/15	Bank of America	80,084	1,454,154	1,427,404	26,750
Russian Ruble vs. U.S. Dollar, expiring 9/9/15	Deutsche Bank AG	177	3,046	3,120	(74)

					$(454,839)

					$(505,704)

Options Written:

Options written for the six months ended June 30, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2015	—	$—
Options Written	352	65,291
Options Terminated in Closing Purchase Transactions	(75)	(24,187)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2015	277	$41,104

See Notes to Financial Statements.

1213

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$49,814,742	$732		$49,815,474
Non-Agency CMO	—	78,393,947	530,401		78,924,348
Convertible Preferred Stocks
Financials	2,350,000	—	—		2,350,000
Corporate Bonds
Consumer Discretionary	—	9,699,226	—		9,699,226
Consumer Staples	—	6,265,763	—		6,265,763
Energy	—	11,781,186	—		11,781,186
Financials	—	69,274,062	—	(a)	69,274,062
Health Care	—	13,922,876	—		13,922,876
Industrials	—	9,884,506	—		9,884,506
Information Technology	—	9,417,746	—		9,417,746
Materials	—	3,501,208	—		3,501,208
Telecommunication Services	—	9,960,724	—		9,960,724
Utilities	—	9,657,837	—		9,657,837
Forward Currency Contracts	—	140,608	—		140,608
Futures	166,080	—	—		166,080
Government Securities
Agency ABS	—	2,191,880	—		2,191,880
Agency CMO	—	178,728,029	498,536		179,226,565
Foreign Governments	—	17,355,672	—		17,355,672
Municipal Bonds	—	14,138,987	—		14,138,987
Supranational	—	4,921,919	—		4,921,919
U.S. Government Agencies	—	8,466,830	—		8,466,830
U.S. Treasuries	—	173,157,242	—		173,157,242
Options Purchased
Put Options Purchased	30,187	—	—		30,187
Short-Term Investments	33,405,920	41,395,047	—		74,800,967

Total Assets	$35,952,187	$722,070,037	$1,029,669		$759,051,893

Liabilities:
Forward Currency Contracts	$—	$(646,312)	$—		$(646,312)
Futures	(442,134)	—	—		(442,134)
Government Securities
Agency CMO	—	(2,290,966)	—		(2,290,966)
Options Written
Put Options Written	(15,581)	—	—		(15,581)

Total Liabilities	$(457,715)	$(2,937,278)	$—		$(3,394,993)

Total	$35,494,472	$719,132,759	$1,029,669		$755,656,900

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

1214

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$196,267	*
Foreign exchange contracts	Receivables	140,608

Total		$336,875

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(457,715	)*
Foreign exchange contracts	Payables	(646,312)

Total		$(1,104,027)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(23,130)	$(1,037,405)	$—	$(1,060,535)
Foreign exchange contracts	—	—	3,296,372	3,296,372

Total	$(23,130)	$(1,037,405)	$3,296,372	$2,235,837

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$22,920	$(80,808)	$—	$(57,888)
Foreign exchange contracts	—	—	(1,593,329)	(1,593,329)

Total	$22,920	$(80,808)	$(1,593,329)	$(1,651,217)

^ This Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $65,780,000, options with an average notional balance of approximately $18,000 for five months and futures contracts with an average notional balance of approximately $118,020,000, during the six months ended June 30, 2015.

The average amount of borrowings while outstanding for 3 months during the six months ended June 30, 2015 was approximately $13,214,596 at a weighted average interest rate of 0.18%.

See Notes to Financial Statements.

1215

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank N.A.	$371	$(371)	$—	$—
Bank of America	28,804	(28,804)	—	—
HSBC Bank plc	18,815	(18,815)	—	—
Barclays Bank plc	27,125	—	—	27,125
JPMorgan Chase Bank	12,032	(12,032)	—	—
BNP Paribas	1,293	—	—	1,293
Royal Bank of Scotland	1,744	—	—	1,744
Goldman Sachs & Co.	48,899	(46,996)	—	1,903
Morgan Stanley	1,525	(32)	—	1,493

Total	$140,608	$(107,050)	$—	$33,558

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank N.A.	$102,849	$(371)	$—	$102,478
HSBC Bank plc	384,513	(18,815)	—	365,698
JPMorgan Chase Bank	29,641	(12,032)	—	17,609
Goldman Sachs & Co.	46,996	(46,996)	—	—
Bank of America	82,207	(28,804)	—	53,403
Morgan Stanley	32	(32)	—	—
Deutsche Bank AG	74	—	—	74

Total	$646,312	$(107,050)	$—	$539,262

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$858,362,510
Long-term U.S. government debt securities	542,780,178

$1,401,142,688

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$701,430,368
Long-term U.S. government debt securities	683,343,505

$1,384,773,873

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,745,601
Aggregate gross unrealized depreciation	(23,398,913)

Net unrealized depreciation	$(13,653,312)

Federal income tax cost of investments	$772,398,517

See Notes to Financial Statements.

1216

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $771,835,491)	$758,745,205
Cash	10,016,960
Foreign cash (Cost $122,899)	121,205
Cash held as collateral at broker	671,000
Receivable for forward commitments	69,239,763
Receivable for securities sold	25,171,056
Dividends, interest and other receivables	3,417,490
Due from Custodian	3,036,967
Due from broker for futures variation margin	275,653
Receivable from Separate Accounts for Trust shares sold	181,048
Unrealized appreciation on forward foreign currency contracts	140,608
Other assets	6,586

Total assets	871,023,541

LIABILITIES
Payable for forward commitments	132,336,358
Payable for securities purchased	31,208,748
Securities sold short (Proceeds received $2,288,989)	2,290,966
Payable to Separate Accounts for Trust shares redeemed	880,446
Unrealized depreciation on forward foreign currency contracts	646,312
Investment management fees payable	352,861
Administrative fees payable	71,310
Distribution fees payable – Class IB	60,323
Options written, at value (Premiums received $41,104)	15,581
Trustees’ fees payable	13,809
Distribution fees payable – Class IA	7,367
Other liabilities	247,472
Accrued expenses	218,441

Total liabilities	168,349,994

NET ASSETS	$702,673,547

Net assets were comprised of:
Paid in capital	$722,637,175
Accumulated undistributed net investment income (loss)	(421,767)
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(5,683,668)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(13,858,193)

Net assets	$702,673,547

Class IA
Net asset value, offering and redemption price per share, $35,668,167 / 3,622,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class IB
Net asset value, offering and redemption price per share, $294,163,841 / 29,805,742 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

Class K
Net asset value, offering and redemption price per share, $372,841,539 / 37,853,014 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$8,324,762
Dividends	80,091

Total income	8,404,853

EXPENSES
Investment management fees	1,852,070
Administrative fees	416,250
Distribution fees – Class IB	365,003
Custodian fees	89,756
Recoupment fees	62,163
Distribution fees – Class IA	45,453
Professional fees	28,135
Printing and mailing expenses	17,923
Offering costs	10,509
Trustees’ fees	8,229
Interest expense	1,508
Miscellaneous	39,963

Total expenses	2,936,962

NET INVESTMENT INCOME (LOSS)	5,467,891

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,092,045
Futures	(1,037,405)
Foreign currency transactions	2,991,865
Options written	23,918
Securities sold short	(90,640)

Net realized gain (loss)	10,979,783

Change in unrealized appreciation (depreciation) on:
Investments	(13,581,859)
Futures	(80,808)
Foreign currency translations	(1,564,608)
Options written	25,523
Securities sold short	61,691

Net change in unrealized appreciation (depreciation)	(15,140,061)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,160,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,307,613

See Notes to Financial Statements.

1217

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,467,891	$12,314,686
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	10,979,783	7,865,133
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(15,140,061)	5,173,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,307,613	25,353,090

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(315,168)	(773,357)
Class IB	(2,539,695)	(6,066,915)
Class K	(3,400,435)	(8,191,092)

	(6,255,298)	(15,031,364)

Distributions from net realized capital gains
Class IA	—	(389,084)
Class IB	—	(3,056,382)
Class K	—	(3,652,509)

	—	(7,097,975)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,255,298)	(22,129,339)

CAPITAL SHARES TRANSACTIONS:	—	—
Class IA
Capital shares sold [ 105,518 and 302,786 shares, respectively ]	1,056,420	3,018,169
Capital shares issued in reinvestment of dividends and distributions [ 31,647 and 116,804 shares, respectively ]	315,168	1,162,441
Capital shares repurchased [ (240,724) and (499,085) shares, respectively ]	(2,406,160)	(4,979,459)

Total Class IA transactions	(1,034,572)	(798,849)

Class IB
Capital shares sold [ 2,089,879 and 4,245,445 shares, respectively ]	20,908,341	42,491,784
Capital shares issued in reinvestment of dividends and distributions [ 254,469 and 914,665 shares, respectively ]	2,539,695	9,123,297
Capital shares repurchased [ (1,904,360) and (5,276,478) shares, respectively ]	(19,069,703)	(52,809,348)

Total Class IB transactions	4,378,333	(1,194,267)

Class K
Capital shares sold [ 6,564,911 and 3,086,308 shares, respectively ]	65,587,845	30,857,295
Capital shares issued in reinvestment of dividends and distributions [ 341,443 and 1,189,762 shares, respectively ]	3,400,435	11,843,601
Capital shares repurchased [ (3,433,344) and (7,671,727) shares, respectively ]	(34,306,027)	(76,557,577)

Total Class K transactions	34,682,253	(33,856,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	38,026,014	(35,849,797)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,078,329	(32,626,046)
NET ASSETS:
Beginning of period	669,595,218	702,221,264

End of period (a)	$702,673,547	$669,595,218

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(421,767)	$365,640

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.91	$9.87	$10.29	$10.44	$10.48	$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.17	0.15	0.19	0.24	0.30
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.04)	0.19	(0.38)	0.38	0.39	0.37

Total from investment operations	0.03	0.36	(0.23)	0.57	0.63	0.67

Less distributions:
Dividends from net investment income	(0.09)	(0.21)	(0.16)	(0.22)	(0.30)	(0.32)
Distributions from net realized gains	—	(0.11)	(0.03)	(0.50)	(0.37)	(0.14)

Total dividends and distributions	(0.09)	(0.32)	(0.19)	(0.72)	(0.67)	(0.46)

Net asset value, end of period	$9.85	$9.91	$9.87	$10.29	$10.44	$10.48

Total return (b)	0.26%	3.60%	(2.33)%	5.50%	6.10%	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,668	$36,937	$37,566	$41,985	$41,783	$2,826,132
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.01%**	1.00%	0.98%	0.69%	0.69%
Before waivers (a)(f)	1.00%	1.02%**	1.00%	0.98%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.49%	1.67%	1.52%	1.77%	2.28%	2.80%
Before waivers (a)(f)	1.49%	1.66%	1.52%	1.77%	2.28%	2.80%
Portfolio turnover rate (z)^	203%	264%	410%	376%	384%	492%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.94	$9.89	$10.31	$10.46	$10.50	$10.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.17	0.15	0.19	0.23	0.27
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.05)	0.20	(0.38)	0.38	0.37	0.38

Total from investment operations	0.02	0.37	(0.23)	0.57	0.60	0.65

Less distributions:
Dividends from net investment income	(0.09)	(0.21)	(0.16)	(0.22)	(0.27)	(0.30)
Distributions from net realized gains	—	(0.11)	(0.03)	(0.50)	(0.37)	(0.14)

Total dividends and distributions	(0.09)	(0.32)	(0.19)	(0.72)	(0.64)	(0.44)

Net asset value, end of period	$9.87	$9.94	$9.89	$10.31	$10.46	$10.50

Total return (b)	0.16%	3.70%	(2.31)%	5.50%	5.83%	6.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294,164	$291,789	$291,699	$1,776,443	$1,533,747	$1,388,875
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.01%**	1.00%	0.98%	0.94%	0.94%
Before waivers (a)(f)	1.00%	1.02%**	1.00%	0.98%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.49%	1.67%	1.52%	1.76%	2.19%	2.55%
Before waivers (a)(f)	1.49%	1.66%	1.52%	1.76%	2.19%	2.55%
Portfolio turnover rate (z)^	203%	264%	410%	376%	384%	492%

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.91	$9.87	$10.29	$10.44	$10.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.19	0.18	0.22	0.11
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.05)	0.19	(0.39)	0.38	0.02

Total from investment operations	0.04	0.38	(0.21)	0.60	0.13

Less distributions:
Dividends from net investment income	(0.10)	(0.23)	(0.18)	(0.25)	(0.13)
Distributions from net realized gains	—	(0.11)	(0.03)	(0.50)	(0.37)

Total dividends and distributions	(0.10)	(0.34)	(0.21)	(0.75)	(0.50)

Net asset value, end of period	$9.85	$9.91	$9.87	$10.29	$10.44

Total return (b)	0.36%	3.86%	(2.08)%	5.76%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$372,842	$340,869	$372,956	$376,965	$1,325,807
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.76%**	0.75%	0.72%	0.69%
Before waivers (a)(f)	0.75%	0.77%**	0.75%	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.75%	1.92%	1.77%	2.06%	2.78%
Before waivers (a)(f)	1.75%	1.91%	1.77%	2.06%	2.78%
Portfolio turnover rate (z)^	203%	264%	410%	376%	384%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Interest Expense of 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1220

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/15	% of Net Assets
Health Care	22.3%
Information Technology	22.2
Consumer Discretionary	20.4
Industrials	16.2
Financials	7.7
Materials	4.2
Consumer Staples	3.2
Energy	2.1
Investment Companies	1.3
Telecommunication Services	0.2
Exchange Traded Funds	0.2
Utilities	0.1
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,078.10	$5.93
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,077.40	5.92
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,079.40	4.64
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1221

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.4%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	15,788	$330,127
Cooper Tire & Rubber Co.	265	8,965
Cooper-Standard Holding, Inc.*	32	1,967
Dana Holding Corp.	3,614	74,376
Dorman Products, Inc.*	1,116	53,188
Drew Industries, Inc.	995	57,730
Fox Factory Holding Corp.*	689	11,079
Gentex Corp.	6,149	100,966
Gentherm, Inc.*	1,489	81,761
Lear Corp.	2,464	276,609
Metaldyne Performance Group, Inc.	249	4,519
Motorcar Parts of America, Inc.*	697	20,973
Stoneridge, Inc.*	1,153	13,502
Strattec Security Corp.	27	1,855
Tenneco, Inc.*	9,314	534,996
Tower International, Inc.*	497	12,947
Visteon Corp.*	1,864	195,683

		1,781,243

Automobiles (0.4%)
Tesla Motors, Inc.*	2,106	564,955
Thor Industries, Inc.	1,917	107,889
Winnebago Industries, Inc.	1,022	24,109

		696,953

Distributors (0.3%)
Core-Mark Holding Co., Inc.	500	29,625
Fenix Parts, Inc.*	357	3,577
LKQ Corp.*	12,717	384,626
Pool Corp.	1,824	128,008

		545,836

Diversified Consumer Services (1.5%)
2U, Inc.*	14,199	457,066
Bright Horizons Family Solutions, Inc.*	9,750	563,550
Capella Education Co.	507	27,211
Carriage Services, Inc.	131	3,128
Chegg, Inc.*	1,217	9,541
Collectors Universe, Inc.	282	5,623
Grand Canyon Education, Inc.*	21,429	908,590
Houghton Mifflin Harcourt Co.*	401	10,105
Liberty Tax, Inc.	243	6,014
LifeLock, Inc.*	3,943	64,665
Nord Anglia Education, Inc.*	6,600	161,832
Service Corp. International	8,463	249,066
ServiceMaster Global Holdings, Inc.*	4,303	155,640
Sotheby’s, Inc.	2,600	117,624
Steiner Leisure Ltd.*	532	28,611
Strayer Education, Inc.*	189	8,146
Weight Watchers International, Inc.*	1,067	5,175

		2,781,587

Hotels, Restaurants & Leisure (4.7%)
Aramark	7,408	229,426
BJ’s Restaurants, Inc.*	896	43,411
Bloomin’ Brands, Inc.	5,187	110,742
Bob Evans Farms, Inc.	74	3,778
Bojangles’, Inc.*	1,249	29,801
Boyd Gaming Corp.*	3,350	50,083
Bravo Brio Restaurant Group, Inc.*	526	7,127
Brinker International, Inc.	2,562	147,699
Buffalo Wild Wings, Inc.*	3,454	541,207
Carrols Restaurant Group, Inc.*	1,237	12,865
Cheesecake Factory, Inc.	2,039	111,197
Chipotle Mexican Grill, Inc.*	1,164	704,208
Choice Hotels International, Inc.	1,494	81,050
Churchill Downs, Inc.	564	70,528
Chuy’s Holdings, Inc.*	672	18,003
ClubCorp Holdings, Inc.	1,841	43,963
Cracker Barrel Old Country Store, Inc.	752	112,168
Dave & Buster’s Entertainment, Inc.*	952	34,358
Del Frisco’s Restaurant Group, Inc.*	66	1,230
Denny’s Corp.*	2,465	28,619
Diamond Resorts International, Inc.*	18,803	593,235
DineEquity, Inc.	664	65,796
Domino’s Pizza, Inc.	2,318	262,861
Dunkin’ Brands Group, Inc.	10,375	570,625
El Pollo Loco Holdings, Inc.*	561	11,618
Eldorado Resorts, Inc.*	564	4,410
Empire Resorts, Inc.*	601	3,059
Extended Stay America, Inc.	2,481	46,568
Fiesta Restaurant Group, Inc.*	1,128	56,400
Habit Restaurants, Inc., Class A*	10,002	312,963
Hilton Worldwide Holdings, Inc.*	13,305	366,553
International Game Technology plc*	2,645	46,975
Interval Leisure Group, Inc.	1,639	37,451
Isle of Capri Casinos, Inc.*	883	16,026
Jack in the Box, Inc.	1,567	138,147
Jamba, Inc.*	582	9,015
Kona Grill, Inc.*	172	3,339
Krispy Kreme Doughnuts, Inc.*	2,750	52,965
La Quinta Holdings, Inc.*	3,912	89,389
Marriott Vacations Worldwide Corp.	616	56,518
Morgans Hotel Group Co.*	340	2,292
Noodles & Co.*	366	5,344
Norwegian Cruise Line Holdings Ltd.*	7,305	409,372
Panera Bread Co., Class A*	3,545	619,560
Papa John’s International, Inc.	1,215	91,866
Papa Murphy’s Holdings, Inc.*	383	7,936
Penn National Gaming, Inc.*	226	4,147
Pinnacle Entertainment, Inc.*	2,522	94,020
Popeyes Louisiana Kitchen, Inc.*	972	58,310
Potbelly Corp.*	19,694	241,252
Red Robin Gourmet Burgers, Inc.*	601	51,578
Ruth’s Hospitality Group, Inc.	943	15,201
Scientific Games Corp., Class A*	2,104	32,696
SeaWorld Entertainment, Inc.	2,870	52,923

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Shake Shack, Inc., Class A*	207	$12,476
Six Flags Entertainment Corp.	3,012	135,088
Sonic Corp.	1,608	46,310
Texas Roadhouse, Inc.	2,936	109,894
Vail Resorts, Inc.	1,521	166,093
Wingstop, Inc.*	3,500	99,400
Wyndham Worldwide Corp.	9,857	807,387
Zoe’s Kitchen, Inc.*	9,802	401,294

		8,589,815

Household Durables (2.5%)
Bassett Furniture Industries, Inc.	220	6,250
Cavco Industries, Inc.*	290	21,878
Century Communities, Inc.*	50	1,007
D.R. Horton, Inc.	5,686	155,569
GoPro, Inc., Class A*	12,112	638,545
Harman International Industries, Inc.	6,258	744,327
Helen of Troy Ltd.*	488	47,575
Installed Building Products, Inc.*	832	20,367
iRobot Corp.*	230	7,332
Jarden Corp.*	8,060	417,105
KB Home	10,400	172,640
La-Z-Boy, Inc.	823	21,678
Leggett & Platt, Inc.	5,756	280,202
Lennar Corp., Class A	2,872	146,587
Lennar Corp., Class B	140	6,037
LGI Homes, Inc.*	145	2,868
Libbey, Inc.	855	35,337
M.D.C. Holdings, Inc.	567	16,993
M/I Homes, Inc.*	13,388	330,282
Meritage Homes Corp.*	113	5,321
New Home Co., Inc.*	74	1,275
NVR, Inc.*	170	227,800
Ryland Group, Inc.	686	31,810
Skullcandy, Inc.*	296	2,270
Tempur Sealy International, Inc.*	9,499	625,984
Toll Brothers, Inc.*	2,565	97,957
TRI Pointe Homes, Inc.*	394	6,028
Tupperware Brands Corp.	1,973	127,337
Universal Electronics, Inc.*	554	27,611
Whirlpool Corp.	1,860	321,873
William Lyon Homes, Class A*	97	2,490
ZAGG, Inc.*	1,156	9,156

		4,559,491

Internet & Catalog Retail (1.3%)
1-800-Flowers.com, Inc., Class A*	1,043	10,910
Blue Nile, Inc.*	525	15,955
Etsy, Inc.*	834	11,718
Groupon, Inc.*	20,703	104,136
HomeAway, Inc.*	23,129	719,774
HSN, Inc.	1,361	95,529
Lands’ End, Inc.*	121	3,004
Liberty TripAdvisor Holdings, Inc.*	912	29,385
Liberty Ventures*	5,938	233,185
Netflix, Inc.*	755	495,990
Nutrisystem, Inc.	1,209	30,080
Orbitz Worldwide, Inc.*	4,675	53,389
Overstock.com, Inc.*	500	11,270
PetMed Express, Inc.	834	14,403
Shutterfly, Inc.*	10,115	483,598
Travelport Worldwide Ltd.	3,139	43,255
Wayfair, Inc., Class A*	836	31,467
zulily, Inc., Class A*	2,735	35,664

		2,422,712

Leisure Products (0.4%)
Arctic Cat, Inc.	200	6,642
Brunswick Corp.	2,857	145,307
Escalade, Inc.	90	1,655
Malibu Boats, Inc., Class A*	744	14,947
Marine Products Corp.	452	2,821
Nautilus, Inc.*	1,312	28,221
Performance Sports Group Ltd.*	132	2,376
Polaris Industries, Inc.	2,780	411,746
Smith & Wesson Holding Corp.*	2,253	37,377
Sturm Ruger & Co., Inc.	782	44,926
Vista Outdoor, Inc.*	349	15,670

		711,688

Media (2.0%)
AMC Entertainment Holdings, Inc., Class A	71	2,178
AMC Networks, Inc., Class A*	8,235	674,035
Cablevision Systems Corp. – New York Group, Class A	1,235	29,566
Carmike Cinemas, Inc.*	56	1,486
Central European Media Enterprises Ltd., Class A*	2,142	4,670
Cinemark Holdings, Inc.	4,836	194,262
Clear Channel Outdoor Holdings, Inc., Class A	636	6,443
Crown Media Holdings, Inc., Class A*	1,097	4,958
Entravision Communications Corp., Class A	2,511	20,665
EW Scripps Co., Class A	1,577	36,034
Global Eagle Entertainment, Inc.*	17,731	230,858
Gray Television, Inc.*	2,644	41,458
IMAX Corp.*	24,175	973,527
Interpublic Group of Cos., Inc.	17,280	332,986
Lions Gate Entertainment Corp.	3,969	147,051
Live Nation Entertainment, Inc.*	6,085	167,277
Loral Space & Communications, Inc.*	552	34,842
Madison Square Garden Co., Class A*	2,569	214,486
Martha Stewart Living Omnimedia, Inc., Class A*	936	5,841
MDC Partners, Inc., Class A	504	9,929
Morningstar, Inc.	798	63,481
National CineMedia, Inc.	651	10,390
New York Times Co., Class A	1,138	15,534
Nexstar Broadcasting Group, Inc., Class A	1,313	73,528
Reading International, Inc., Class A*	154	2,133
Regal Entertainment Group, Class A	3,478	72,725
Rentrak Corp.*	486	33,923
SFX Entertainment, Inc.*	810	3,637

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sinclair Broadcast Group, Inc., Class A	2,782	$77,646
Starz, Class A*	3,616	161,707
Tribune Publishing Co.	469	7,288
World Wrestling Entertainment, Inc., Class A	1,254	20,691

		3,675,235

Multiline Retail (0.1%)
Big Lots, Inc.	2,255	101,452
Burlington Stores, Inc.*	2,833	145,050
Dillard’s, Inc., Class A	121	12,728
Sears Holdings Corp.*	60	1,602
Tuesday Morning Corp.*	1,484	16,717

		277,549

Specialty Retail (4.4%)
Aaron’s, Inc.	402	14,556
Advance Auto Parts, Inc.	3,322	529,161
American Eagle Outfitters, Inc.	7,220	124,328
America’s Car-Mart, Inc.*	55	2,713
ANN, Inc.*	1,923	92,862
Asbury Automotive Group, Inc.*	1,150	104,213
AutoNation, Inc.*	3,049	192,026
Boot Barn Holdings, Inc.*	497	15,904
Buckle, Inc.	1,192	54,558
Build-A-Bear Workshop, Inc.*	43	688
Cabela’s, Inc.*	204	10,196
Caleres, Inc.	172	5,466
Cato Corp., Class A	173	6,705
Chico’s FAS, Inc.	5,971	99,298
Children’s Place, Inc.	223	14,586
Container Store Group, Inc.*	659	11,117
CST Brands, Inc.	2,658	103,822
DavidsTea, Inc.*	250	5,373
Destination XL Group, Inc.*	265	1,328
Dick’s Sporting Goods, Inc.	2,651	137,242
DSW, Inc., Class A	179	5,973
Express, Inc.*	3,181	57,608
Finish Line, Inc., Class A	533	14,828
Five Below, Inc.*	19,300	762,929
Foot Locker, Inc.	5,059	339,004
Francesca’s Holdings Corp.*	1,781	23,990
GNC Holdings, Inc., Class A	3,628	161,373
Group 1 Automotive, Inc.	207	18,802
Hibbett Sports, Inc.*	1,042	48,536
Kirkland’s, Inc.	720	20,066
Lithia Motors, Inc., Class A	4,958	561,047
MarineMax, Inc.*	548	12,883
Mattress Firm Holding Corp.*	5,979	364,420
Men’s Wearhouse, Inc.	2,022	129,550
Michaels Cos., Inc.*	2,637	70,962
Monro Muffler Brake, Inc.	1,329	82,611
Murphy USA, Inc.*	119	6,643
Office Depot, Inc.*	4,047	35,047
Outerwall, Inc.	786	59,822
Party City Holdco, Inc.*	4,655	94,357
Penske Automotive Group, Inc.	672	35,018
Pier 1 Imports, Inc.	3,773	47,653
Restoration Hardware Holdings, Inc.*	1,397	136,389
Sally Beauty Holdings, Inc.*	6,610	208,744
Select Comfort Corp.*	15,229	457,936
Sportsman’s Warehouse Holdings, Inc.*	23,617	268,525
Tile Shop Holdings, Inc.*	29,333	416,235
Tractor Supply Co.	5,452	490,353
Ulta Salon Cosmetics & Fragrance, Inc.*	6,426	992,496
Urban Outfitters, Inc.*	4,086	143,010
Vitamin Shoppe, Inc.*	75	2,795
Williams-Sonoma, Inc.	3,833	315,341
Winmark Corp.	99	9,752
Zumiez, Inc.*	733	19,520

		7,940,360

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.	2,200	233,860
Cherokee, Inc.	323	9,102
Columbia Sportswear Co.	836	50,545
Crocs, Inc.*	2,478	36,451
Culp, Inc.	430	13,330
Deckers Outdoor Corp.*	826	59,447
Fossil Group, Inc.*	1,439	99,809
G-III Apparel Group Ltd.*	1,668	117,344
Kate Spade & Co.*	19,910	428,862
lululemon athletica, Inc.*	4,666	304,690
Oxford Industries, Inc.	612	53,519
Quiksilver, Inc.*	3,677	2,437
Samsonite International S.A.	134,360	464,533
Sequential Brands Group, Inc.*	839	12,828
Skechers USA, Inc., Class A*	1,712	187,961
Steven Madden Ltd.*	2,356	100,790
Superior Uniform Group, Inc.	306	5,061
Tumi Holdings, Inc.*	11,941	245,029
Under Armour, Inc., Class A*	4,018	335,262
Unifi, Inc.*	37	1,240
Vince Holding Corp.*	635	7,607
Wolverine World Wide, Inc.	17,511	498,713

		3,268,420

Total Consumer Discretionary		37,250,889

Consumer Staples (3.2%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	1,378	319,682
Castle Brands, Inc.*	2,719	3,779
Coca-Cola Bottling Co. Consolidated	177	26,739
Craft Brew Alliance, Inc.*	159	1,759
MGP Ingredients, Inc.	449	7,552
Monster Beverage Corp.*	3,484	466,926
National Beverage Corp.*	499	11,223

		837,660

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	1,624	155,482
Chefs’ Warehouse, Inc.*	786	16,695
Diplomat Pharmacy, Inc.*	9,965	445,934
Fairway Group Holdings Corp.*	293	1,043
Fresh Market, Inc.*	1,814	58,302
Ingles Markets, Inc., Class A	155	7,404
Natural Grocers by Vitamin Cottage, Inc.*	373	9,183

See Notes to Financial Statements.

1224

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PriceSmart, Inc.	814	$74,269
Rite Aid Corp.*	24,599	205,402
Smart & Final Stores, Inc.*	13,500	241,245
Sprouts Farmers Market, Inc.*	13,570	366,118
United Natural Foods, Inc.*	1,931	122,966
Whole Foods Market, Inc.	9,377	369,829

		2,073,872

Food Products (1.3%)
Alico, Inc.	11	499
B&G Foods, Inc.	2,306	65,790
Boulder Brands, Inc.*	2,115	14,678
Calavo Growers, Inc.	616	31,989
Cal-Maine Foods, Inc.	1,309	68,330
Dean Foods Co.	1,807	29,219
Diamond Foods, Inc.*	1,042	32,698
Farmer Bros Co.*	320	7,520
Flowers Foods, Inc.	6,497	137,411
Freshpet, Inc.*	10,456	194,482
Hain Celestial Group, Inc.*	4,294	282,803
Ingredion, Inc.	370	29,530
Inventure Foods, Inc.*	811	8,232
J&J Snack Foods Corp.	630	69,722
John B. Sanfilippo & Son, Inc.	90	4,671
Lancaster Colony Corp.	503	45,697
Landec Corp.*	225	3,247
Lifeway Foods, Inc.*	210	4,030
Limoneira Co.	450	10,003
Nomad Foods Ltd.*	24,499	538,978
Pilgrim’s Pride Corp.	299	6,868
Seaboard Corp.*	1	3,599
Tootsie Roll Industries, Inc.	281	9,079
TreeHouse Foods, Inc.*	4,329	350,779
WhiteWave Foods Co.*	7,328	358,193

		2,308,047

Household Products (0.1%)
Central Garden & Pet Co., Class A*	168	1,917
HRG Group, Inc.*	1,453	18,889
Orchids Paper Products Co.	104	2,503
Spectrum Brands Holdings, Inc.	1,060	108,109
WD-40 Co.	610	53,168

		184,586

Personal Products (0.2%)
Coty, Inc., Class A*	3,485	111,416
Herbalife Ltd.*	2,625	144,611
Inter Parfums, Inc.	285	9,670
Medifast, Inc.*	457	14,770
Natural Health Trends Corp.	339	14,055
Nu Skin Enterprises, Inc., Class A	515	24,272
Revlon, Inc., Class A*	126	4,626
Synutra International, Inc.*	702	5,019
USANA Health Sciences, Inc.*	246	33,618

		362,057

Tobacco (0.0%)
Vector Group Ltd.	3,423	80,304

Total Consumer Staples		5,846,526

Energy (2.1%)
Energy Equipment & Services (0.7%)
C&J Energy Services Ltd.*	10,653	140,620
Dresser-Rand Group, Inc.*	3,214	273,768
FMC Technologies, Inc.*	3,902	161,894
FMSA Holdings, Inc.*	2,411	19,746
ION Geophysical Corp.*	916	980
Oceaneering International, Inc.	5,806	270,502
PHI, Inc. (Non-Voting)*	24	720
RigNet, Inc.*	7,323	223,864
RPC, Inc.	278	3,845
Superior Energy Services, Inc.	6,826	143,619
U.S. Silica Holdings, Inc.	2,231	65,502

		1,305,060

Oil, Gas & Consumable Fuels (1.4%)
Callon Petroleum Co.*	43,000	357,760
Carrizo Oil & Gas, Inc.*	115	5,663
Concho Resources, Inc.*	1,142	130,028
CVR Energy, Inc.	223	8,394
Delek U.S. Holdings, Inc.	1,315	48,418
Diamondback Energy, Inc.	2,059	155,207
Energen Corp.	2,405	164,261
Energy Fuels, Inc.*	929	4,134
Evolution Petroleum Corp.	986	6,498
Hallador Energy Co.	114	951
Isramco, Inc.*	38	5,245
Laredo Petroleum, Inc.*	14,227	178,976
Magnum Hunter Resources Corp.*	8,536	15,962
Matador Resources Co.*	8,020	200,500
Memorial Resource Development Corp.*	3,442	65,295
Panhandle Oil and Gas, Inc., Class A	324	6,703
Par Petroleum Corp.*	598	11,195
Parsley Energy, Inc., Class A*	1,238	21,566
Pioneer Natural Resources Co.	1,074	148,953
Rex Energy Corp.*	51,212	286,275
Sanchez Energy Corp.*	18,536	181,653
SemGroup Corp., Class A	1,835	145,846
Solazyme, Inc.*	3,415	10,723
Synergy Resources Corp.*	470	5,372
Targa Resources Corp.	1,142	101,889
Teekay Corp.	762	32,629
Ultra Petroleum Corp.*	3,122	39,087
Uranium Energy Corp.*	3,768	5,991
Western Refining, Inc.	2,977	129,857
World Fuel Services Corp.	548	26,277

		2,501,308

Total Energy		3,806,368

Financials (7.7%)
Banks (1.9%)
Bank of the Ozarks, Inc.	3,263	149,282
Cardinal Financial Corp.	57	1,242
Eagle Bancorp, Inc.*	938	41,235
First Financial Bankshares, Inc.	1,536	53,207
First Republic Bank/California	5,951	375,092
Hilltop Holdings, Inc.*	1,138	27,414
Home BancShares, Inc./Arkansas	1,941	70,963

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IBERIABANK Corp.	4,969	$339,035
Pinnacle Financial Partners, Inc.	107	5,818
Signature Bank/New York*	5,242	767,376
South State Corp.	50	3,800
Square 1 Financial, Inc., Class A*	9,635	263,517
SVB Financial Group*	4,388	631,784
Talmer Bancorp, Inc., Class A	17,200	288,100
Texas Capital Bancshares, Inc.*	138	8,589
Western Alliance Bancorp*	11,344	382,973

		3,409,427

Capital Markets (2.6%)
Affiliated Managers Group, Inc.*	1,525	333,365
Artisan Partners Asset Management, Inc., Class A	1,481	68,807
Ashford, Inc.*	43	3,753
BGC Partners, Inc., Class A	7,650	66,938
Cohen & Steers, Inc.	817	27,843
Cowen Group, Inc., Class A*	268	1,715
Diamond Hill Investment Group, Inc.	124	24,758
Eaton Vance Corp.	4,936	193,146
Evercore Partners, Inc., Class A	7,475	403,351
Federated Investors, Inc., Class B	3,919	131,247
Fifth Street Asset Management, Inc.	230	2,364
Financial Engines, Inc.	2,163	91,884
GAMCO Investors, Inc., Class A	269	18,483
Greenhill & Co., Inc.	1,219	50,381
HFF, Inc., Class A	1,581	65,975
INTL FCStone, Inc.*	165	5,485
Investment Technology Group, Inc.	185	4,588
Janus Capital Group, Inc.	515	8,817
Julius Baer Group Ltd.*	6,298	353,313
KCG Holdings, Inc., Class A*	222	2,737
Ladenburg Thalmann Financial Services, Inc.*	504	1,764
Lazard Ltd., Class A	13,762	773,975
Legg Mason, Inc.	1,340	69,050
LPL Financial Holdings, Inc.	3,455	160,623
Medley Management, Inc., Class A	252	2,984
Moelis & Co., Class A	637	18,288
Northern Trust Corp.	6,657	508,994
NorthStar Asset Management Group, Inc.	8,103	149,824
OM Asset Management plc	1,056	18,786
Pzena Investment Management, Inc., Class A	511	5,647
SEI Investments Co.	5,828	285,747
Stifel Financial Corp.*	5,966	344,477
Virtu Financial, Inc., Class A*	789	18,526
Virtus Investment Partners, Inc.	2,145	283,676
Waddell & Reed Financial, Inc., Class A	3,308	156,502
Westwood Holdings Group, Inc.	309	18,407
WisdomTree Investments, Inc.	4,771	104,795
ZAIS Group Holdings, Inc.*	148	1,613

		4,782,628

Consumer Finance (0.3%)
Credit Acceptance Corp.*	356	87,640
Encore Capital Group, Inc.*	194	8,292
Enova International, Inc.*	960	17,933
First Cash Financial Services, Inc.*	1,090	49,693
PRA Group, Inc.*	2,026	126,240
SLM Corp.*	16,382	161,690
World Acceptance Corp.*	204	12,548

		464,036

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	3,494	199,927
GAIN Capital Holdings, Inc.	197	1,883
MarketAxess Holdings, Inc.	1,564	145,092
MSCI, Inc.	4,703	289,470
On Deck Capital, Inc.*	477	5,524

		641,896

Insurance (0.2%)
AmTrust Financial Services, Inc.	104	6,813
Arthur J. Gallagher & Co.	3,903	184,612
Atlas Financial Holdings, Inc.*	226	4,482
Crawford & Co., Class B	328	2,765
eHealth, Inc.*	740	9,391
Employers Holdings, Inc.	806	18,361
Erie Indemnity Co., Class A	1,018	83,547
HCI Group, Inc.	59	2,608
Heritage Insurance Holdings, Inc.*	672	15,449
Maiden Holdings Ltd.	288	4,545
National General Holdings Corp.	174	3,625
National Interstate Corp.	54	1,475
Patriot National, Inc.*	352	5,632
State National Cos., Inc.	122	1,321
Third Point Reinsurance Ltd.*	259	3,820
Universal Insurance Holdings, Inc.	1,351	32,694

		381,140

Real Estate Investment Trusts (REITs) (1.6%)
Alexander’s, Inc. (REIT)	85	34,850
American Assets Trust, Inc. (REIT)	986	38,661
CareTrust REIT, Inc. (REIT)	1,312	16,623
Columbia Property Trust, Inc. (REIT)	651	15,982
CoreSite Realty Corp. (REIT)	1,018	46,258
CubeSmart (REIT)	5,455	126,338
CyrusOne, Inc. (REIT)	2,038	60,019
DuPont Fabros Technology, Inc. (REIT)	939	27,653
Easterly Government Properties, Inc. (REIT)	541	8,613
EastGroup Properties, Inc. (REIT)	281	15,801
Empire State Realty Trust, Inc. (REIT), Class A	2,263	38,607
Equinix, Inc. (REIT)	1,441	366,014
Equity LifeStyle Properties, Inc. (REIT)	3,541	186,186
Equity One, Inc. (REIT)	259	6,045
Excel Trust, Inc. (REIT)	593	9,352

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	4,872	$317,752
Federal Realty Investment Trust (REIT)	2,875	368,259
Gaming and Leisure Properties, Inc. (REIT)	529	19,393
Healthcare Trust of America, Inc. (REIT), Class A	539	12,909
Inland Real Estate Corp. (REIT)	1,141	10,748
Iron Mountain, Inc. (REIT)	3,487	108,097
Lamar Advertising Co. (REIT), Class A	3,388	194,742
LTC Properties, Inc. (REIT)	95	3,952
National Health Investors, Inc. (REIT)	554	34,514
National Storage Affiliates Trust (REIT)	920	11,408
Omega Healthcare Investors, Inc. (REIT)	2,089	71,715
Plum Creek Timber Co., Inc. (REIT)	3,018	122,440
Post Properties, Inc. (REIT)	771	41,919
Potlatch Corp. (REIT)	1,264	44,644
PS Business Parks, Inc. (REIT)	92	6,638
QTS Realty Trust, Inc. (REIT), Class A	961	35,028
RLJ Lodging Trust (REIT)	2,028	60,394
Ryman Hospitality Properties, Inc. (REIT)	1,827	97,032
Sabra Health Care REIT, Inc. (REIT)	390	10,039
Saul Centers, Inc. (REIT)	375	18,446
Sovran Self Storage, Inc. (REIT)	1,305	113,418
Sun Communities, Inc. (REIT)	323	19,971
Tanger Factory Outlet Centers, Inc. (REIT)	4,020	127,434
Taubman Centers, Inc. (REIT)	974	67,693
Universal Health Realty Income Trust (REIT)	356	16,540
Urban Edge Properties (REIT)	2,530	52,599
Urstadt Biddle Properties, Inc. (REIT), Class A	182	3,400

		2,988,126

Real Estate Management & Development (0.5%)
Altisource Asset Management Corp.*	32	4,617
Altisource Portfolio Solutions S.A.*	594	18,289
CBRE Group, Inc., Class A*	11,458	423,946
Consolidated-Tomoka Land Co.	55	3,170
Howard Hughes Corp.*	672	96,459
Jones Lang LaSalle, Inc.	1,367	233,757
Kennedy-Wilson Holdings, Inc.	365	8,976
Marcus & Millichap, Inc.*	571	26,346
Realogy Holdings Corp.*	2,246	104,933

		920,493

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	638	67,443
Essent Group Ltd.*	10,753	294,095
Heritage Financial Group, Inc.	123	3,712
HomeStreet, Inc.*	297	6,778
Impac Mortgage Holdings, Inc.*	331	6,335
LendingTree, Inc.*	241	18,945
Meridian Bancorp, Inc.*	350	4,693
MGIC Investment Corp.*	6,377	72,570
Stonegate Mortgage Corp.*	107	1,077
United Financial Bancorp, Inc.	426	5,730
Walker & Dunlop, Inc.*	550	14,707

		496,085

Total Financials		14,083,831

Health Care (22.3%)
Biotechnology (6.7%)
Abeona Therapeutics, Inc.*	462	2,338
ACADIA Pharmaceuticals, Inc.*	3,060	128,153
Acceleron Pharma, Inc.*	908	28,729
Achillion Pharmaceuticals, Inc.*	16,120	142,823
Acorda Therapeutics, Inc.*	1,636	54,528
Aduro Biotech, Inc.*	2,850	86,440
Advaxis, Inc.*	1,280	26,022
Aegerion Pharmaceuticals, Inc.*	1,052	19,956
Affimed N.V.*	638	8,594
Agenus, Inc.*	2,558	22,076
Agios Pharmaceuticals, Inc.*	2,007	223,058
Alder Biopharmaceuticals, Inc.*	4,964	262,943
Alkermes plc*	5,150	331,351
Alnylam Pharmaceuticals, Inc.*	1,560	186,997
AMAG Pharmaceuticals, Inc.*	851	58,770
Amicus Therapeutics, Inc.*	4,066	57,534
Anacor Pharmaceuticals, Inc.*	1,716	132,870
Anthera Pharmaceuticals, Inc.*	1,521	13,111
Applied Genetic Technologies Corp.*	364	5,584
Ardelyx, Inc.*	500	7,985
Arena Pharmaceuticals, Inc.*	10,091	46,822
ARIAD Pharmaceuticals, Inc.*	6,950	57,476
Array BioPharma, Inc.*	4,820	34,752
Arrowhead Research Corp.*	1,362	9,738
Asterias Biotherapeutics, Inc.*	431	1,983
Atara Biotherapeutics, Inc.*	605	31,920
aTyr Pharma, Inc.*	255	4,723
Avalanche Biotechnologies, Inc.*	816	13,252
Bellicum Pharmaceuticals, Inc.*	347	7,381
BioCryst Pharmaceuticals, Inc.*	2,438	36,399
BioSpecifics Technologies Corp.*	208	10,733
BioTime, Inc.*	2,254	8,182
Bluebird Bio, Inc.*	1,374	231,340
Blueprint Medicines Corp.*	392	10,384
Cara Therapeutics, Inc.*	685	8,323
Catalyst Pharmaceuticals, Inc.*	3,236	13,365
Celldex Therapeutics, Inc.*	17,090	431,010
Cellular Biomedicine Group, Inc.*	410	15,379
Cepheid, Inc.*	3,005	183,756
ChemoCentryx, Inc.*	1,156	9,514
Chimerix, Inc.*	1,730	79,926
Cidara Therapeutics, Inc.*	202	2,832
Clovis Oncology, Inc.*	1,038	91,219
Coherus Biosciences, Inc.*	984	28,438
Concert Pharmaceuticals, Inc.*	640	9,530
CorMedix, Inc.*	1,299	5,040
CTI BioPharma Corp.*	6,812	13,283

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Curis, Inc.*	4,631	$15,329
Cytokinetics, Inc.*	734	4,932
CytRx Corp.*	2,289	8,515
Dicerna Pharmaceuticals, Inc.*	627	8,747
Dyax Corp.*	13,308	352,662
Dynavax Technologies Corp.*	1,221	28,602
Eagle Pharmaceuticals, Inc.*	363	29,352
Emergent BioSolutions, Inc.*	900	29,655
Enanta Pharmaceuticals, Inc.*	671	30,188
Epizyme, Inc.*	1,211	29,064
Esperion Therapeutics, Inc.*	550	44,968
Exact Sciences Corp.*	6,947	206,604
Exelixis, Inc.*	8,121	30,535
Fibrocell Science, Inc.*	1,013	5,339
FibroGen, Inc.*	2,001	47,023
Five Prime Therapeutics, Inc.*	899	22,331
Flexion Therapeutics, Inc.*	579	12,674
Foundation Medicine, Inc.*	501	16,954
Galena Biopharma, Inc.*	6,708	11,404
Genocea Biosciences, Inc.*	768	10,545
Genomic Health, Inc.*	743	20,648
Geron Corp.*	6,231	26,669
Halozyme Therapeutics, Inc.*	11,640	262,831
Heron Therapeutics, Inc.*	8,368	260,747
Idera Pharmaceuticals, Inc.*	3,169	11,757
Ignyta, Inc.*	454	6,851
Immune Design Corp.*	471	9,726
ImmunoGen, Inc.*	3,604	51,826
Immunomedics, Inc.*	3,698	15,014
Incyte Corp.*	2,062	214,881
Infinity Pharmaceuticals, Inc.*	2,038	22,316
Inovio Pharmaceuticals, Inc.*	2,677	21,844
Insmed, Inc.*	2,575	62,881
Insys Therapeutics, Inc.*	987	35,453
Intercept Pharmaceuticals, Inc.*	667	161,000
Intrexon Corp.*	1,939	94,623
Invitae Corp.*	249	3,705
Ironwood Pharmaceuticals, Inc.*	5,267	63,520
Isis Pharmaceuticals, Inc.*	10,315	593,628
Juno Therapeutics, Inc.*	499	26,612
Karyopharm Therapeutics, Inc.*	9,763	265,651
Keryx Biopharmaceuticals, Inc.*	21,035	209,929
Kite Pharma, Inc.*	1,207	73,591
KYTHERA Biopharmaceuticals, Inc.*	3,345	251,912
La Jolla Pharmaceutical Co.*	480	11,765
Lexicon Pharmaceuticals, Inc.*	691	5,563
Ligand Pharmaceuticals, Inc.*	736	74,262
Lion Biotechnologies, Inc.*	1,876	17,203
MacroGenics, Inc.*	1,178	44,729
MannKind Corp.*	10,316	58,698
Medgenics, Inc.*	685	4,199
Medivation, Inc.*	3,144	359,045
Merrimack Pharmaceuticals, Inc.*	4,349	53,775
MiMedx Group, Inc.*	4,551	52,746
Mirati Therapeutics, Inc.*	415	13,060
Momenta Pharmaceuticals, Inc.*	2,555	58,280
Myriad Genetics, Inc.*	2,909	98,877
Navidea Biopharmaceuticals, Inc.*	5,280	8,501
Neurocrine Biosciences, Inc.*	3,577	170,838
NewLink Genetics Corp.*	871	38,559
Northwest Biotherapeutics, Inc.*	2,004	19,900
Novavax, Inc.*	11,213	124,913
Ocata Therapeutics, Inc.*	1,265	6,667
OncoMed Pharmaceuticals, Inc.*	706	15,885
Oncothyreon, Inc.*	4,253	15,906
Ophthotech Corp.*	2,591	134,887
OPKO Health, Inc.*	9,825	157,986
Orexigen Therapeutics, Inc.*	4,340	21,483
Organovo Holdings, Inc.*	3,386	12,765
Osiris Therapeutics, Inc.*	744	14,478
Otonomy, Inc.*	615	14,139
OvaScience, Inc.*	983	28,438
Peregrine Pharmaceuticals, Inc.*	7,190	9,419
Pfenex, Inc.*	8,680	168,392
Portola Pharmaceuticals, Inc.*	1,915	87,228
Progenics Pharmaceuticals, Inc.*	2,903	21,656
Proteon Therapeutics, Inc.*	315	5,626
Prothena Corp. plc*	1,309	68,945
PTC Therapeutics, Inc.*	3,607	173,605
Puma Biotechnology, Inc.*	2,214	258,485
Radius Health, Inc.*	1,224	82,865
Raptor Pharmaceutical Corp.*	3,340	52,739
Receptos, Inc.*	2,978	565,969
Regeneron Pharmaceuticals, Inc.*	866	441,773
Regulus Therapeutics, Inc.*	1,181	12,944
Repligen Corp.*	1,354	55,880
Retrophin, Inc.*	1,465	48,565
Rigel Pharmaceuticals, Inc.*	2,924	9,386
Sage Therapeutics, Inc.*	4,600	335,800
Sangamo BioSciences, Inc.*	2,858	31,695
Sarepta Therapeutics, Inc.*	1,716	52,218
Seattle Genetics, Inc.*	3,971	192,196
Sorrento Therapeutics, Inc.*	1,186	20,897
Spark Therapeutics, Inc.*	338	20,371
Spectrum Pharmaceuticals, Inc.*	675	4,617
Stemline Therapeutics, Inc.*	114	1,342
Synergy Pharmaceuticals, Inc.*	4,185	34,736
Synta Pharmaceuticals Corp.*	3,746	8,354
T2 Biosystems, Inc.*	376	6,102
TESARO, Inc.*	3,960	232,808
TG Therapeutics, Inc.*	1,475	24,470
Threshold Pharmaceuticals, Inc.*	2,381	9,619
Tobira Therapeutics, Inc.*	74	1,277
Tokai Pharmaceuticals, Inc.*	191	2,540
Trevena, Inc.*	1,018	6,373
Trovagene, Inc.*	1,024	10,394
Ultragenyx Pharmaceutical, Inc.*	1,502	153,790
United Therapeutics Corp.*	1,936	336,767
Vanda Pharmaceuticals, Inc.*	1,379	17,500
Verastem, Inc.*	119	897
Versartis, Inc.*	74	1,126
Vitae Pharmaceuticals, Inc.*	551	7,934
Vital Therapies, Inc.*	698	14,728
XBiotech, Inc.*	168	3,037
Xencor, Inc.*	1,191	26,166
XOMA Corp.*	3,047	11,822
Zafgen, Inc.*	1,488	51,529
ZIOPHARM Oncology, Inc.*	4,796	57,551

		12,289,280

Health Care Equipment & Supplies (6.5%)
Abaxis, Inc.	949	48,855

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ABIOMED, Inc.*	1,747	$114,830
Accuray, Inc.*	3,217	21,683
Alere, Inc.*	2,288	120,692
Align Technology, Inc.*	10,123	634,813
Analogic Corp.	47	3,708
Anika Therapeutics, Inc.*	483	15,953
Antares Pharma, Inc.*	6,432	13,379
AtriCure, Inc.*	893	22,004
Atrion Corp.	60	23,539
Becton, Dickinson and Co.	3,331	471,836
Boston Scientific Corp.*	28,061	496,680
Cantel Medical Corp.	1,427	76,587
Cardiovascular Systems, Inc.*	1,257	33,248
Cerus Corp.*	3,379	17,537
Cooper Cos., Inc.	1,383	246,133
Corindus Vascular Robotics, Inc.*	919	3,226
Cutera, Inc.*	400	6,192
Cyberonics, Inc.*	1,094	65,049
Cynosure, Inc., Class A*	853	32,909
DBV Technologies S.A. (ADR)*	4,454	132,640
DENTSPLY International, Inc.	1,504	77,531
DexCom, Inc.*	22,988	1,838,580
Endologix, Inc.*	2,822	43,289
Entellus Medical, Inc.*	195	5,045
GenMark Diagnostics, Inc.*	1,749	15,846
Glaukos Corp.*	900	26,082
Globus Medical, Inc., Class A*	2,881	73,955
Greatbatch, Inc.*	5,670	305,726
Haemonetics Corp.*	1,039	42,973
HeartWare International, Inc.*	13,052	948,750
Hill-Rom Holdings, Inc.	2,182	118,548
Hologic, Inc.*	20,698	787,766
ICU Medical, Inc.*	382	36,542
IDEXX Laboratories, Inc.*	3,921	251,493
Inogen, Inc.*	659	29,391
Insulet Corp.*	15,658	485,163
Integra LifeSciences Holdings Corp.*	478	32,203
Intuitive Surgical, Inc.*	1,365	661,342
InVivo Therapeutics Holdings Corp.*	1,108	17,894
iRadimed Corp.*	115	2,676
K2M Group Holdings, Inc.*	734	17,631
LDR Holding Corp.*	972	42,039
LeMaitre Vascular, Inc.	173	2,086
Masimo Corp.*	1,861	72,095
Meridian Bioscience, Inc.	1,474	27,475
Natus Medical, Inc.*	1,382	58,818
Neogen Corp.*	8,337	395,507
Nevro Corp.*	8,377	450,264
NuVasive, Inc.*	2,026	95,992
NxStage Medical, Inc.*	2,586	36,941
OraSure Technologies, Inc.*	137	738
Oxford Immunotec Global plc*	783	10,845
Quidel Corp.*	505	11,590
ResMed, Inc.	5,882	331,568
Rockwell Medical, Inc.*	1,912	30,821
RTI Surgical, Inc.*	1,972	12,739
Second Sight Medical Products, Inc.*	490	6,669
Sientra, Inc.*	277	6,989
Sirona Dental Systems, Inc.*	6,438	646,504
Spectranetics Corp.*	16,855	387,834
STAAR Surgical Co.*	1,575	15,214
STERIS Corp.	2,505	161,422
SurModics, Inc.*	102	2,389
Tandem Diabetes Care, Inc.*	11,222	121,646
Thoratec Corp.*	2,260	100,728
Tornier N.V.*	829	20,717
Unilife Corp.*	4,199	9,028
Utah Medical Products, Inc.	154	9,183
Vascular Solutions, Inc.*	723	25,103
Veracyte, Inc.*	550	6,127
West Pharmaceutical Services, Inc.	3,014	175,053
Wright Medical Group, Inc.*	1,069	28,072
Zeltiq Aesthetics, Inc.*	1,348	39,726

		11,761,841

Health Care Providers & Services (3.2%)
AAC Holdings, Inc.*	332	14,462
Acadia Healthcare Co., Inc.*	10,256	803,352
Aceto Corp.	1,056	26,009
Addus HomeCare Corp.*	18	501
Adeptus Health, Inc., Class A*	5,360	509,146
Air Methods Corp.*	1,659	68,583
Alliance HealthCare Services, Inc.*	56	1,047
Amedisys, Inc.*	938	37,267
AMN Healthcare Services, Inc.*	1,990	62,864
Amsurg Corp.*	499	34,905
Bio-Reference Laboratories, Inc.*	1,034	42,652
BioTelemetry, Inc.*	1,123	10,590
Brookdale Senior Living, Inc.*	1,674	58,088
Capital Senior Living Corp.*	1,236	30,282
Centene Corp.*	4,974	399,910
Chemed Corp.	716	93,868
Civitas Solutions, Inc.*	491	10,473
CorVel Corp.*	360	11,527
Cross Country Healthcare, Inc.*	821	10,410
Ensign Group, Inc.	992	50,652
Envision Healthcare Holdings, Inc.*	25,545	1,008,517
ExamWorks Group, Inc.*	1,731	67,682
Genesis Healthcare, Inc.*	758	5,003
Health Net, Inc.*	535	34,304
HealthEquity, Inc.*	10,215	327,391
HealthSouth Corp.	3,832	176,502
IPC Healthcare, Inc.*	439	24,316
Landauer, Inc.	399	14,220
LHC Group, Inc.*	34	1,301
LifePoint Health, Inc.*	185	16,086
MEDNAX, Inc.*	2,264	167,785
Molina Healthcare, Inc.*	1,475	103,693
National Research Corp., Class A	342	4,860
National Research Corp., Class B	42	1,419
Nobilis Health Corp.*	1,322	8,990
Omnicare, Inc.	1,376	129,688
Patterson Cos., Inc.	1,980	96,327
Premier, Inc., Class A*	11,045	424,791
Providence Service Corp.*	573	25,372
RadNet, Inc.*	1,318	8,817
Select Medical Holdings Corp.	4,129	66,890
Surgical Care Affiliates, Inc.*	856	32,853

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Team Health Holdings, Inc.*	3,016	$197,035
Tenet Healthcare Corp.*	4,159	240,723
Trupanion, Inc.*	544	4,483
U.S. Physical Therapy, Inc.	511	27,982
VCA, Inc.*	3,245	176,544
WellCare Health Plans, Inc.*	1,842	156,257

		5,826,419

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	2,355	32,216
athenahealth, Inc.*	3,700	423,946
Castlight Health, Inc., Class B*	1,387	11,290
Cerner Corp.*	7,959	549,649
Computer Programs & Systems, Inc.	472	25,214
Connecture, Inc.*	276	2,915
HealthStream, Inc.*	5,650	171,873
HMS Holdings Corp.*	23,329	400,559
Imprivata, Inc.*	368	6,021
Inovalon Holdings, Inc., Class A*	1,064	29,686
MedAssets, Inc.*	2,420	53,385
Medidata Solutions, Inc.*	2,314	125,696
Merge Healthcare, Inc.*	2,935	14,088
Omnicell, Inc.*	1,516	57,168
Press Ganey Holdings, Inc.*	428	12,271
Quality Systems, Inc.	2,093	34,681
Veeva Systems, Inc., Class A*	21,730	609,092
Vocera Communications, Inc.*	712	8,152

		2,567,902

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc.*	936	24,158
Affymetrix, Inc.*	913	9,970
Albany Molecular Research, Inc.*	1,045	21,130
Bio-Techne Corp.	648	63,808
Bruker Corp.*	4,645	94,804
Cambrex Corp.*	1,333	58,572
Charles River Laboratories International, Inc.*	1,985	139,625
Fluidigm Corp.*	8,381	202,820
Furiex Pharmaceuticals, Inc.*†	311	2,279
ICON plc*	4,786	322,098
Illumina, Inc.*	1,264	276,007
INC Research Holdings, Inc., Class A*	543	21,785
Luminex Corp.*	137	2,365
Mettler-Toledo International, Inc.*	1,170	399,508
NanoString Technologies, Inc.*	524	8,080
NeoGenomics, Inc.*	2,216	11,988
Pacific Biosciences of California, Inc.*	2,538	14,619
PAREXEL International Corp.*	8,541	549,272
PerkinElmer, Inc.	740	38,954
PRA Health Sciences, Inc.*	834	30,299
Quintiles Transnational Holdings, Inc.*	3,151	228,794
Sequenom, Inc.*	4,870	14,805
VWR Corp.*	646	17,268

		2,553,008

Pharmaceuticals (3.1%)
Aerie Pharmaceuticals, Inc.*	874	15,426
Agile Therapeutics, Inc.*	459	3,943
Akorn, Inc.*	5,928	258,816
Alimera Sciences, Inc.*	1,163	5,361
Allergan plc*	1,838	557,759
Amphastar Pharmaceuticals, Inc.*	939	16,508
ANI Pharmaceuticals, Inc.*	330	20,476
Aratana Therapeutics, Inc.*	22,216	335,906
Assembly Biosciences, Inc.*	585	11,267
BioDelivery Sciences International, Inc.*	1,970	15,681
Carbylan Therapeutics, Inc.*	513	3,668
Catalent, Inc.*	1,857	54,466
Cempra, Inc.*	1,349	46,352
Collegium Pharmaceutical, Inc.*	3,017	53,823
Corcept Therapeutics, Inc.*	2,604	15,650
Corium International, Inc.*	11,519	157,695
Depomed, Inc.*	2,542	54,551
Dermira, Inc.*	271	4,756
Durect Corp.*	4,817	11,513
Eisai Co., Ltd.	5,300	355,802
Flex Pharma, Inc.*	257	4,420
Foamix Pharmaceuticals Ltd.*	5,183	53,126
GW Pharmaceuticals plc (ADR)*	1,375	168,905
Heska Corp.*	267	7,927
IGI Laboratories, Inc.*	1,783	11,233
Impax Laboratories, Inc.*	11,450	525,784
Intersect ENT, Inc.*	608	17,407
Intra-Cellular Therapies, Inc.*	920	29,394
Jazz Pharmaceuticals plc*	1,622	285,586
Lannett Co., Inc.*	1,122	66,692
Medicines Co.*	310	8,869
Mylan N.V.*	7,182	487,371
Nektar Therapeutics*	5,542	69,330
Ocular Therapeutix, Inc.*	541	11,377
Omeros Corp.*	1,460	26,265
Ono Pharmaceutical Co., Ltd.	3,107	339,426
Pacira Pharmaceuticals, Inc.*	1,533	108,414
Paratek Pharmaceuticals, Inc.	506	13,040
Pernix Therapeutics Holdings, Inc.*	1,897	11,230
Phibro Animal Health Corp., Class A	735	28,621
POZEN, Inc.*	1,154	11,898
Prestige Brands Holdings, Inc.*	2,225	102,884
Relypsa, Inc.*	1,376	45,532
Revance Therapeutics, Inc.*	10,564	337,837
Sagent Pharmaceuticals, Inc.*	12,382	301,006
SciClone Pharmaceuticals, Inc.*	2,078	20,406
Sucampo Pharmaceuticals, Inc., Class A*	1,069	17,564
Supernus Pharmaceuticals, Inc.*	1,480	25,130
Tetraphase Pharmaceuticals, Inc.*	4,625	219,410
TherapeuticsMD, Inc.*	13,067	102,707
Theravance, Inc.	3,110	56,198
VIVUS, Inc.*	4,464	10,535
XenoPort, Inc.*	2,525	15,478
Zogenix, Inc.*	6,587	11,066

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ZS Pharma, Inc.*	770	$40,340

		5,591,827

Total Health Care		40,590,277

Industrials (16.2%)
Aerospace & Defense (2.3%)
Aerojet Rocketdyne Holdings, Inc.*	1,242	25,598
Astronics Corp.*	6,442	456,673
B/E Aerospace, Inc.	4,445	244,030
Curtiss-Wright Corp.	113	8,186
DigitalGlobe, Inc.*	26,624	739,881
HEICO Corp.	822	47,923
HEICO Corp., Class A	1,648	83,669
Hexcel Corp.	15,771	784,449
Huntington Ingalls Industries, Inc.	2,035	229,121
KEYW Holding Corp.*	28,803	268,444
Moog, Inc., Class A*	146	10,319
Sparton Corp.*	246	6,721
Spirit AeroSystems Holdings, Inc., Class A*	5,473	301,617
TASER International, Inc.*	2,238	74,548
Teledyne Technologies, Inc.*	381	40,199
Textron, Inc.	10,296	459,510
TransDigm Group, Inc.*	2,104	472,706
Vectrus, Inc.*	415	10,321

		4,263,915

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.*	1,242	40,564
Expeditors International of Washington, Inc.	7,802	359,711
Forward Air Corp.	1,297	67,781
Hub Group, Inc., Class A*	10,000	403,400
Park-Ohio Holdings Corp.	366	17,736
Radiant Logistics, Inc.*	1,046	7,646
XPO Logistics, Inc.*	2,465	111,369

		1,008,207

Airlines (0.7%)
Alaska Air Group, Inc.	5,422	349,339
Allegiant Travel Co.	2,982	530,438
Hawaiian Holdings, Inc.*	1,998	47,453
JetBlue Airways Corp.*	4,889	101,496
Spirit Airlines, Inc.*	4,750	294,975
Virgin America, Inc.*	984	27,040

		1,350,741

Building Products (1.1%)
A.O. Smith Corp.	3,103	223,354
AAON, Inc.	1,711	38,532
Advanced Drainage Systems, Inc.	1,409	41,326
Allegion plc	4,015	241,462
American Woodmark Corp.*	535	29,345
Apogee Enterprises, Inc.	1,219	64,168
Armstrong World Industries, Inc.*	1,030	54,878
Builders FirstSource, Inc.*	1,977	25,385
Continental Building Products, Inc.*	1,316	27,886
Fortune Brands Home & Security, Inc.	13,278	608,398
Griffon Corp.	349	5,556
Insteel Industries, Inc.	701	13,109
Lennox International, Inc.	1,699	182,965
Masonite International Corp.*	1,260	88,339
NCI Building Systems, Inc.*	1,175	17,707
Nortek, Inc.*	406	33,751
Patrick Industries, Inc.*	536	20,395
PGT, Inc.*	1,934	28,062
Ply Gem Holdings, Inc.*	904	10,658
Quanex Building Products Corp.	117	2,507
Simpson Manufacturing Co., Inc.	112	3,808
Trex Co., Inc.*	1,343	66,385
USG Corp.*	3,837	106,630

		1,934,606

Commercial Services & Supplies (1.9%)
ARC Document Solutions, Inc.*	1,788	13,607
Brink’s Co.	2,032	59,802
Casella Waste Systems, Inc., Class A*	332	1,863
Cintas Corp.	3,991	337,599
Clean Harbors, Inc.*	1,661	89,262
Copart, Inc.*	5,289	187,654
Covanta Holding Corp.	4,791	101,521
Deluxe Corp.	1,147	71,114
G&K Services, Inc., Class A	604	41,761
Healthcare Services Group, Inc.	2,962	97,894
Heritage-Crystal Clean, Inc.*	48	706
Herman Miller, Inc.	2,493	72,122
HNI Corp.	1,857	94,986
InnerWorkings, Inc.*	599	3,995
Interface, Inc.	19,799	495,965
KAR Auction Services, Inc.	1,998	74,725
Kimball International, Inc., Class B	486	5,910
Knoll, Inc.	2,038	51,011
Matthews International Corp., Class A	70	3,720
Mobile Mini, Inc.	7,025	295,331
MSA Safety, Inc.	791	38,371
Multi-Color Corp.	531	33,920
Pitney Bowes, Inc.	3,288	68,423
R.R. Donnelley & Sons Co.	4,586	79,934
Rollins, Inc.	3,973	113,350
SP Plus Corp.*	654	17,076
Steelcase, Inc., Class A	20,475	387,182
Team, Inc.*	863	34,736
U.S. Ecology, Inc.	10,613	517,065
West Corp.	325	9,782

		3,400,387

Construction & Engineering (0.4%)
AECOM*	16,922	559,780
Argan, Inc.	476	19,197
Comfort Systems USA, Inc.	1,457	33,438
Dycom Industries, Inc.*	1,426	83,920
Furmanite Corp.*	1,350	10,962
Great Lakes Dredge & Dock Corp.*	150	894
HC2 Holdings, Inc.*	505	4,520

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NV5 Holdings, Inc.*	214	$5,192
Primoris Services Corp.	1,107	21,918
Quanta Services, Inc.*	1,693	48,792

		788,613

Electrical Equipment (1.4%)
Acuity Brands, Inc.	4,201	756,096
Allied Motion Technologies, Inc.	262	5,885
AMETEK, Inc.	14,649	802,472
AZZ, Inc.	1,079	55,892
Babcock & Wilcox Co.	880	28,864
Encore Wire Corp.	654	28,966
EnerSys, Inc.	499	35,075
Enphase Energy, Inc.*	1,143	8,698
Franklin Electric Co., Inc.	1,858	60,069
FuelCell Energy, Inc.*	2,898	2,831
Generac Holdings, Inc.*	8,814	350,357
General Cable Corp.	1,862	36,737
Hubbell, Inc., Class B	317	34,325
Plug Power, Inc.*	4,228	10,359
Polypore International, Inc.*	1,884	112,814
Power Solutions International, Inc.*	200	10,804
PowerSecure International, Inc.*	165	2,435
Regal Beloit Corp.	95	6,896
SolarCity Corp.*	2,471	132,322
Thermon Group Holdings, Inc.*	191	4,597
Vicor Corp.*	594	7,241

		2,493,735

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,638	564,477
Raven Industries, Inc.	191	3,883

		568,360

Machinery (3.6%)
Accuride Corp.*	1,455	5,602
Albany International Corp., Class A	161	6,408
Allison Transmission Holdings, Inc.	4,082	119,439
Altra Industrial Motion Corp.	14,550	395,469
American Railcar Industries, Inc.	103	5,010
Blount International, Inc.	2,090	22,823
Blue Bird Corp.*	198	2,572
CLARCOR, Inc.	1,978	123,111
Commercial Vehicle Group, Inc.*	1,147	8,270
Donaldson Co., Inc.	5,139	183,976
Douglas Dynamics, Inc.	234	5,026
EnPro Industries, Inc.	572	32,730
FreightCar America, Inc.	248	5,178
Global Brass & Copper Holdings, Inc.	783	13,319
Gorman-Rupp Co.	185	5,195
Graco, Inc.	2,456	174,450
Greenbrier Cos., Inc.	1,105	51,769
Harsco Corp.	3,390	55,935
Hillenbrand, Inc.	2,654	81,478
Hyster-Yale Materials Handling, Inc.	113	7,829
IDEX Corp.	9,256	727,337
John Bean Technologies Corp.	1,227	46,123
Kadant, Inc.	65	3,068
Lincoln Electric Holdings, Inc.	9,362	570,052
Lindsay Corp.	419	36,834
Lydall, Inc.*	240	7,094
Meritor, Inc.*	2,288	30,019
Middleby Corp.*	9,986	1,120,729
Miller Industries, Inc.	51	1,017
Mueller Industries, Inc.	1,604	55,691
Mueller Water Products, Inc., Class A	6,693	60,906
Navistar International Corp.*	134	3,032
NN, Inc.	799	20,390
Nordson Corp.	2,547	198,386
Omega Flex, Inc.	126	4,745
Proto Labs, Inc.*	4,260	287,465
RBC Bearings, Inc.*	983	70,540
Rexnord Corp.*	4,260	101,857
Snap-on, Inc.	2,428	386,659
Standex International Corp.	386	30,853
Sun Hydraulics Corp.	932	35,519
Tennant Co.	713	46,587
Toro Co.	2,328	157,792
TriMas Corp.*	127	3,759
Valmont Industries, Inc.	2,476	294,322
Wabash National Corp.*	2,896	36,316
WABCO Holdings, Inc.*	2,282	282,329
Wabtec Corp.	6,277	591,544
Woodward, Inc.	1,884	103,601
Xerium Technologies, Inc.*	478	8,700

		6,628,855

Marine (0.3%)
Kirby Corp.*	5,388	413,044
Matson, Inc.	1,667	70,081

		483,125

Professional Services (1.5%)
Advisory Board Co.*	10,788	589,780
Barrett Business Services, Inc.	315	11,441
CEB, Inc.	1,403	122,145
Dun & Bradstreet Corp.	454	55,388
Exponent, Inc.	6,166	276,113
Franklin Covey Co.*	58	1,177
FTI Consulting, Inc.*	144	5,938
GP Strategies Corp.*	543	18,049
Huron Consulting Group, Inc.*	1,487	104,224
Insperity, Inc.	811	41,280
Kforce, Inc.	1,011	23,122
Korn/Ferry International	1,147	39,881
Mistras Group, Inc.*	398	7,554
On Assignment, Inc.*	2,145	84,256
Paylocity Holding Corp.*	6,846	245,429
Resources Connection, Inc.	275	4,425
Robert Half International, Inc.	16,362	908,091
RPX Corp.*	277	4,681
Towers Watson & Co., Class A	516	64,913
TriNet Group, Inc.*	1,586	40,205
TrueBlue, Inc.*	1,738	51,966
Volt Information Sciences, Inc.*	238	2,311
WageWorks, Inc.*	1,482	59,947

		2,762,316

See Notes to Financial Statements.

1232

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.1%)
AMERCO	148	$48,383
ArcBest Corp.	358	11,384
Avis Budget Group, Inc.*	4,414	194,569
Celadon Group, Inc.	782	16,172
Covenant Transportation Group, Inc., Class A*	468	11,728
Genesee & Wyoming, Inc., Class A*	5,747	437,806
Heartland Express, Inc.	2,112	42,726
Kansas City Southern	3,641	332,059
Knight Transportation, Inc.	2,615	69,925
Landstar System, Inc.	8,241	551,076
Marten Transport Ltd.	110	2,387
Old Dominion Freight Line, Inc.*	2,919	200,258
P.A.M. Transportation Services, Inc.*	128	7,430
Quality Distribution, Inc.*	312	4,824
Roadrunner Transportation Systems, Inc.*	470	12,126
Saia, Inc.*	1,042	40,940
Swift Transportation Co.*	3,688	83,607
Universal Truckload Services, Inc.	183	4,019
USA Truck, Inc.*	148	3,142
Werner Enterprises, Inc.	436	11,445
YRC Worldwide, Inc.*	234	3,037

		2,089,043

Trading Companies & Distributors (1.0%)
Air Lease Corp.	264	8,950
Applied Industrial Technologies, Inc.	637	25,257
Beacon Roofing Supply, Inc.*	9,807	325,789
DXP Enterprises, Inc.*	161	7,486
H&E Equipment Services, Inc.	1,320	26,360
HD Supply Holdings, Inc.*	13,853	487,349
Kaman Corp.	93	3,900
Lawson Products, Inc.*	161	3,780
MSC Industrial Direct Co., Inc., Class A	611	42,629
Neff Corp., Class A*	85	858
Real Industry, Inc.*	648	7,355
Stock Building Supply Holdings, Inc.*	645	12,610
United Rentals, Inc.*	4,706	412,340
Watsco, Inc.	3,598	445,216

		1,809,879

Total Industrials		29,581,782

Information Technology (22.2%)
Communications Equipment (1.5%)
Aerohive Networks, Inc.*	944	6,589
Alliance Fiber Optic Products, Inc.	601	11,148
Applied Optoelectronics, Inc.*	508	8,819
Arista Networks, Inc.*	7,260	593,432
ARRIS Group, Inc.*	955	29,223
CalAmp Corp.*	1,515	27,664
Ciena Corp.*	4,926	116,648
Clearfield, Inc.*	502	7,987
CommScope Holding Co., Inc.*	1,956	59,677
Extreme Networks, Inc.*	333	896
Harmonic, Inc.*	573	3,914
Infinera Corp.*	5,420	113,712
InterDigital, Inc.	1,354	77,029
Ixia*	31,275	389,061
KVH Industries, Inc.*	506	6,806
Novatel Wireless, Inc.*	1,357	4,410
Palo Alto Networks, Inc.*	2,745	479,551
Plantronics, Inc.	1,635	92,067
Ruckus Wireless, Inc.*	3,137	32,437
ShoreTel, Inc.*	13,763	93,313
Ubiquiti Networks, Inc.	1,200	38,298
ViaSat, Inc.*	8,668	522,334

		2,715,015

Electronic Equipment, Instruments & Components (2.5%)
Badger Meter, Inc.	619	39,300
Belden, Inc.	1,787	145,158
CDW Corp.	17,570	602,300
Cognex Corp.	19,461	936,074
Coherent, Inc.*	5,084	322,732
Daktronics, Inc.	352	4,175
DTS, Inc.*	649	19,788
FARO Technologies, Inc.*	7,508	350,624
FEI Co.	1,738	144,132
FLIR Systems, Inc.	3,694	113,849
Ingram Micro, Inc., Class A*	364	9,111
InvenSense, Inc.*	3,230	48,773
IPG Photonics Corp.*	1,444	122,993
Jabil Circuit, Inc.	1,503	31,999
Keysight Technologies, Inc.*	5,943	185,362
Littelfuse, Inc.	815	77,335
Mesa Laboratories, Inc.	115	10,223
Methode Electronics, Inc.	1,599	43,892
MTS Systems Corp.	622	42,887
National Instruments Corp.	1,036	30,521
Newport Corp.*	555	10,523
OSI Systems, Inc.*	212	15,007
Plexus Corp.*	529	23,212
RealD, Inc.*	1,666	20,542
Rofin-Sinar Technologies, Inc.*	133	3,671
Rogers Corp.*	243	16,072
TE Connectivity Ltd.	6,297	404,897
Trimble Navigation Ltd.*	571	13,396
Universal Display Corp.*	1,682	87,010
Zebra Technologies Corp., Class A*	6,631	736,373

		4,611,931

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	4,495	313,841
Alarm.com Holdings, Inc.*	5,300	81,514
Amber Road, Inc.*	648	4,549
Angie’s List, Inc.*	1,928	11,876
Apigee Corp.*	1,190	11,817
Bazaarvoice, Inc.*	49,335	290,583
Benefitfocus, Inc.*	329	14,427
Box, Inc., Class A*	529	9,861
Brightcove, Inc.*	1,400	9,604
Carbonite, Inc.*	787	9,294
Care.com, Inc.*	90	533
ChannelAdvisor Corp.*	861	10,289

See Notes to Financial Statements.

1233

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cimpress N.V.*	1,375	$115,720
comScore, Inc.*	1,441	76,748
Constant Contact, Inc.*	1,324	38,078
Cornerstone OnDemand, Inc.*	2,240	77,952
CoStar Group, Inc.*	7,147	1,438,405
Coupons.com, Inc.*	2,543	27,439
Cvent, Inc.*	975	25,136
Dealertrack Technologies, Inc.*	715	44,895
Demandware, Inc.*	10,254	728,854
DHI Group, Inc.*	647	5,752
EarthLink Holdings Corp.	4,301	32,214
Endurance International Group Holdings, Inc.*	2,456	50,741
Envestnet, Inc.*	1,475	59,634
Everyday Health, Inc.*	818	10,454
Five9, Inc.*	963	5,036
GoDaddy, Inc., Class A*	987	27,824
Gogo, Inc.*	2,341	50,168
GrubHub, Inc.*	9,774	333,000
GTT Communications, Inc.*	1,025	24,467
Hortonworks, Inc.*	310	7,849
IAC/InterActiveCorp	3,074	244,875
Internap Corp.*	2,277	21,062
Intralinks Holdings, Inc.*	895	10,659
j2 Global, Inc.	2,018	137,103
LendingClub Corp.*	2,789	41,138
LivePerson, Inc.*	2,282	22,386
LogMeIn, Inc.*	1,026	66,167
Marin Software, Inc.*	148	998
Marketo, Inc.*	1,453	40,771
MaxPoint Interactive, Inc.*	281	2,270
New Relic, Inc.*	1,141	40,152
NIC, Inc.	2,739	50,069
OPOWER, Inc.*	1,083	12,465
Pandora Media, Inc.*	21,999	341,864
Q2 Holdings, Inc.*	811	22,911
Rackspace Hosting, Inc.*	5,150	191,529
Reis, Inc.	217	4,813
RetailMeNot, Inc.*	97	1,730
SciQuest, Inc.*	665	9,849
Shutterstock, Inc.*	7,966	467,126
SPS Commerce, Inc.*	684	45,007
Stamps.com, Inc.*	597	43,921
TechTarget, Inc.*	222	1,982
Textura Corp.*	826	22,988
Travelzoo, Inc.*	304	3,429
TrueCar, Inc.*	2,041	24,472
Web.com Group, Inc.*	1,836	44,468
WebMD Health Corp.*	1,589	70,361
Wix.com Ltd.*	779	18,400
XO Group, Inc.*	1,123	18,361
Xoom Corp.*	1,291	27,182
Yelp, Inc.*	2,715	116,826
Zillow Group, Inc., Class A*	6,101	529,201

		6,645,089

IT Services (2.6%)
6D Global Technologies, Inc.*	384	2,511
Black Knight Financial Services, Inc., Class A*	758	23,400
Blackhawk Network Holdings, Inc.*	2,272	93,607
Booz Allen Hamilton Holding Corp.	3,947	99,622
Broadridge Financial Solutions, Inc.	5,020	251,050
Cardtronics, Inc.*	1,880	69,654
Cass Information Systems, Inc.	272	15,292
CoreLogic, Inc.*	1,696	67,314
CSG Systems International, Inc.	1,369	43,343
DST Systems, Inc.	1,189	149,790
EPAM Systems, Inc.*	2,046	145,737
Euronet Worldwide, Inc.*	2,170	133,889
EVERTEC, Inc.	2,778	59,005
ExlService Holdings, Inc.*	1,288	44,539
Forrester Research, Inc.	419	15,092
Gartner, Inc.*	3,476	298,171
Genpact Ltd.*	6,648	141,802
Global Payments, Inc.	2,782	287,798
Hackett Group, Inc.	996	13,376
Heartland Payment Systems, Inc.	1,515	81,886
IGATE Corp.*	1,516	72,298
Jack Henry & Associates, Inc.	3,423	221,468
Leidos Holdings, Inc.	236	9,527
Lionbridge Technologies, Inc.*	2,809	17,332
Luxoft Holding, Inc.*	767	43,374
MAXIMUS, Inc.	2,759	181,349
NeuStar, Inc., Class A*	691	20,184
Perficient, Inc.*	1,000	19,240
PFSweb, Inc.*	457	6,334
Sabre Corp.	4,770	113,526
Science Applications International Corp.	1,928	101,895
ServiceSource International, Inc.*	1,405	7,685
Syntel, Inc.*	1,312	62,294
TeleTech Holdings, Inc.	398	10,778
Teradata Corp.*	4,411	163,207
Total System Services, Inc.	6,915	288,840
Unisys Corp.*	1,302	26,027
Vantiv, Inc., Class A*	17,259	659,121
VeriFone Systems, Inc.*	13,417	455,641
Virtusa Corp.*	1,238	63,633
WEX, Inc.*	1,624	185,087

		4,765,718

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Energy Industries, Inc.*	929	25,538
Advanced Micro Devices, Inc.*	11,693	28,063
Ambarella, Inc.*	1,311	134,627
Applied Micro Circuits Corp.*	892	6,021
Atmel Corp.	17,454	172,009
Cabot Microelectronics Corp.*	854	40,232
Cascade Microtech, Inc.*	441	6,714
Cavium, Inc.*	13,415	923,086
CEVA, Inc.*	406	7,889
Cirrus Logic, Inc.*	2,652	90,248
Entegris, Inc.*	3,418	49,800
Exar Corp.*	273	2,670
First Solar, Inc.*	3,170	148,927
FormFactor, Inc.*	1,094	10,065
Inphi Corp.*	1,598	36,530
Integrated Device Technology, Inc.*	6,200	134,540

See Notes to Financial Statements.

1234

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Intersil Corp., Class A	43,661	$546,199
Lattice Semiconductor Corp.*	69,877	411,576
MA-COM Technology Solutions Holdings, Inc.*	9,382	358,861
Mattson Technology, Inc.*	3,097	10,375
MaxLinear, Inc., Class A*	2,148	25,991
Mellanox Technologies Ltd.*	5,145	249,996
Micrel, Inc.	1,877	26,090
Microsemi Corp.*	3,981	139,136
Monolithic Power Systems, Inc.	1,649	83,621
Nanometrics, Inc.*	22,700	365,924
NVE Corp.	94	7,370
NXP Semiconductors N.V.*	5,959	585,174
ON Semiconductor Corp.*	53,506	625,485
PDF Solutions, Inc.*	1,049	16,784
PMC-Sierra, Inc.*	2,491	21,323
Power Integrations, Inc.	817	36,912
Rambus, Inc.*	4,793	69,451
Rudolph Technologies, Inc.*	149	1,789
Semtech Corp.*	12,770	253,484
Silicon Laboratories, Inc.*	7,321	395,407
Sumco Corp.	22,400	280,583
SunEdison, Inc.*	21,897	654,939
SunPower Corp.*	179	5,085
Synaptics, Inc.*	1,541	133,659
Tessera Technologies, Inc.	1,347	51,159
Xcerra Corp.*	945	7,154

		7,180,486

Software (7.7%)
A10 Networks, Inc.*	20,484	131,917
ACI Worldwide, Inc.*	4,888	120,098
Advent Software, Inc.	2,212	97,793
American Software, Inc., Class A	191	1,814
ANSYS, Inc.*	711	64,872
Aspen Technology, Inc.*	10,217	465,384
AVG Technologies N.V.*	1,720	46,801
Barracuda Networks, Inc.*	10,663	422,468
Blackbaud, Inc.	1,947	110,882
Bottomline Technologies de, Inc.*	16,914	470,378
BroadSoft, Inc.*	12,335	426,421
Cadence Design Systems, Inc.*	38,549	757,873
Callidus Software, Inc.*	30,505	475,268
Code Rebel Corp.*	47	1,521
CommVault Systems, Inc.*	1,892	80,240
Comverse, Inc.*	931	18,694
Cyan, Inc.*	250	1,310
Digimarc Corp.*	280	12,639
Digital Turbine, Inc.*	1,800	5,436
Ebix, Inc.	1,122	36,588
Ellie Mae, Inc.*	1,231	85,911
Epiq Systems, Inc.	504	8,508
ePlus, Inc.*	7	537
FactSet Research Systems, Inc.	1,748	284,067
Fair Isaac Corp.	1,302	118,196
FireEye, Inc.*	5,770	282,211
Fleetmatics Group plc*	1,600	74,928
Fortinet, Inc.*	5,973	246,864
Gigamon, Inc.*	1,144	37,741
Globant S.A.*	637	19,384
Glu Mobile, Inc.*	2,622	16,283
Guidance Software, Inc.*	777	6,581
Guidewire Software, Inc.*	14,918	789,610
HubSpot, Inc.*	6,285	311,610
Imperva, Inc.*	1,110	75,147
Infoblox, Inc.*	2,370	62,118
Informatica Corp.*	4,379	212,250
Interactive Intelligence Group, Inc.*	704	31,307
Jive Software, Inc.*	1,862	9,775
King Digital Entertainment plc	3,359	47,866
Manhattan Associates, Inc.*	3,089	184,259
MicroStrategy, Inc., Class A*	384	65,311
MobileIron, Inc.*	19,195	113,442
Mobileye N.V.*	8,765	466,035
Model N, Inc.*	861	10,255
Monotype Imaging Holdings, Inc.	1,665	40,143
NetScout Systems, Inc.*	1,537	56,362
NetSuite, Inc.*	4,556	418,013
Park City Group, Inc.*	425	5,266
Paycom Software, Inc.*	1,320	45,078
Pegasystems, Inc.	1,488	34,060
Proofpoint, Inc.*	1,651	105,119
PROS Holdings, Inc.*	988	20,857
PTC, Inc.*	4,813	197,429
QAD, Inc., Class A	77	2,035
QAD, Inc., Class B	37	798
Qlik Technologies, Inc.*	3,819	133,512
Qualys, Inc.*	1,040	41,964
Rally Software Development Corp.*	1,043	20,286
RealPage, Inc.*	2,181	41,592
Rubicon Project, Inc.*	1,069	15,992
Sapiens International Corp. N.V.	762	7,910
ServiceNow, Inc.*	11,171	830,117
Silver Spring Networks, Inc.*	1,438	17,846
SolarWinds, Inc.*	13,590	626,907
Solera Holdings, Inc.	2,812	125,303
Splunk, Inc.*	5,234	364,391
SS&C Technologies Holdings, Inc.	2,679	167,437
Synchronoss Technologies, Inc.*	1,622	74,174
Synopsys, Inc.*	474	24,008
Tableau Software, Inc., Class A*	5,888	678,886
Take-Two Interactive Software, Inc.*	11,645	321,053
Tangoe, Inc.*	1,627	20,468
TiVo, Inc.*	4,050	41,067
TubeMogul, Inc.*	577	8,245
Tyler Technologies, Inc.*	3,878	501,736
Ultimate Software Group, Inc.*	3,651	600,005
Varonis Systems, Inc.*	371	8,195
VASCO Data Security International, Inc.*	1,240	37,436
Verint Systems, Inc.*	2,428	147,489
VirnetX Holding Corp.*	1,860	7,812
Workday, Inc., Class A*	7,403	565,515
Workiva, Inc.*	290	4,011
Yodlee, Inc.*	751	10,844
Zendesk, Inc.*	15,243	338,547
Zix Corp.*	2,472	12,780

		14,029,281

See Notes to Financial Statements.

1235

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	1,711	$33,399
Avid Technology, Inc.*	851	11,352
Cray, Inc.*	1,717	50,669
Diebold, Inc.	2,721	95,235
Dot Hill Systems Corp.*	2,585	15,820
Eastman Kodak Co.*	711	11,945
Electronics for Imaging, Inc.*	1,968	85,628
Immersion Corp.*	1,247	15,799
Nimble Storage, Inc.*	2,111	59,235
Silicon Graphics International Corp.*	1,419	9,181
Super Micro Computer, Inc.*	1,521	44,991
Violin Memory, Inc.*	3,737	9,155

		442,409

Total Information Technology		40,389,929

Materials (4.2%)
Chemicals (2.4%)
A. Schulman, Inc.	1,096	47,917
American Vanguard Corp.	132	1,822
Ashland, Inc.	269	32,791
Axalta Coating Systems Ltd.*	4,217	139,498
Balchem Corp.	1,311	73,049
Calgon Carbon Corp.	1,013	19,632
Chase Corp.	262	10,415
Chemtura Corp.*	2,826	80,004
Core Molding Technologies, Inc.*	320	7,309
Cytec Industries, Inc.	293	17,735
Ferro Corp.*	3,012	50,541
H.B. Fuller Co.	10,777	437,762
Hawkins, Inc.	64	2,585
Huntsman Corp.	5,444	120,149
International Flavors & Fragrances, Inc.	3,384	369,837
KMG Chemicals, Inc.	402	10,227
Koppers Holdings, Inc.	852	21,062
LSB Industries, Inc.*	302	12,334
Minerals Technologies, Inc.	1,363	92,861
NewMarket Corp.	356	158,025
Olin Corp.	2,580	69,531
OMNOVA Solutions, Inc.*	1,186	8,883
Platform Specialty Products Corp.*	16,109	412,068
PolyOne Corp.	16,154	632,752
Quaker Chemical Corp.	4,685	416,215
Rentech, Inc.*	6,814	7,291
RPM International, Inc.	5,569	272,714
Scotts Miracle-Gro Co., Class A	1,696	100,420
Senomyx, Inc.*	1,847	9,900
Sensient Technologies Corp.	1,261	86,177
Stepan Co.	394	21,319
Trecora Resources*	842	12,714
Tredegar Corp.	219	4,842
Trinseo S.A.*	480	12,883
Valhi, Inc.	386	2,185
Valspar Corp.	3,401	278,270
W.R. Grace & Co.*	3,045	305,414

		4,359,133

Construction Materials (0.4%)
Eagle Materials, Inc.	2,099	160,217
Headwaters, Inc.*	3,097	56,427
Martin Marietta Materials, Inc.	3,944	558,115
Summit Materials, Inc., Class A*	1,069	27,260
U.S. Concrete, Inc.*	611	23,151
United States Lime & Minerals, Inc.	8	465

		825,635

Containers & Packaging (1.0%)
AEP Industries, Inc.*	167	9,218
AptarGroup, Inc.	484	30,865
Avery Dennison Corp.	3,539	215,667
Ball Corp.	5,771	404,836
Bemis Co., Inc.	441	19,850
Berry Plastics Group, Inc.*	2,985	96,714
Crown Holdings, Inc.*	2,576	136,296
Graphic Packaging Holding Co.	7,967	110,980
Myers Industries, Inc.	1,057	20,083
Owens-Illinois, Inc.*	429	9,841
Packaging Corp. of America	4,098	256,084
Rock-Tenn Co., Class A	1,125	67,725
Sealed Air Corp.	8,798	452,041
Silgan Holdings, Inc.	1,705	89,956

		1,920,156

Metals & Mining (0.2%)
Century Aluminum Co.*	122	1,272
Compass Minerals International, Inc.	1,404	115,324
Globe Specialty Metals, Inc.	2,684	47,507
Handy & Harman Ltd.*	21	728
Haynes International, Inc.	36	1,775
Kaiser Aluminum Corp.	233	19,358
Olympic Steel, Inc.	24	419
Royal Gold, Inc.	145	8,930
RTI International Metals, Inc.*	94	2,963
Ryerson Holding Corp.*	76	692
Steel Dynamics, Inc.	1,118	23,159
Stillwater Mining Co.*	1,625	18,834
SunCoke Energy, Inc.	1,906	24,778
Tahoe Resources, Inc.	840	10,189
Worthington Industries, Inc.	461	13,858

		289,786

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,391	51,022
Clearwater Paper Corp.*	799	45,783
Deltic Timber Corp.	471	31,858
KapStone Paper and Packaging Corp.	3,542	81,891
Louisiana-Pacific Corp.*	5,466	93,086
Neenah Paper, Inc.	382	22,523
Schweitzer-Mauduit International, Inc.	214	8,534
Wausau Paper Corp.	1,624	14,908

		349,605

Total Materials		7,744,315

See Notes to Financial Statements.

1236

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	1,259	$11,281
Cogent Communications Holdings, Inc.	1,928	65,243
Consolidated Communications Holdings, Inc.	1,395	29,309
FairPoint Communications, Inc.*	875	15,942
General Communication, Inc., Class A*	1,475	25,090
IDT Corp., Class B	120	2,170
inContact, Inc.*	2,296	22,661
Inteliquent, Inc.	586	10,782
Intelsat S.A.*	297	2,946
Lumos Networks Corp.	815	12,054
Pacific DataVision, Inc.*	368	15,504
Straight Path Communications, Inc., Class B*	391	12,821
Vonage Holdings Corp.*	815	4,002
Windstream Holdings, Inc.	3,944	25,163
Zayo Group Holdings, Inc.*	5,193	133,564

		388,532

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	821	6,781
Leap Wireless International, Inc.*†	535	1,011
RingCentral, Inc., Class A*	2,232	41,270
Shenandoah Telecommunications Co.	866	29,643

		78,705

Total Telecommunication Services		467,237

Utilities (0.1%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	110	1,151
ITC Holdings Corp.	2,433	78,294
Spark Energy, Inc., Class A	97	1,529

		80,974

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	653	24,605
TerraForm Power, Inc., Class A*	112	4,254
Vivint Solar, Inc.*	518	6,304

		35,163

Water Utilities (0.0%)
American States Water Co.	139	5,198
York Water Co.	56	1,168

		6,366

Total Utilities		122,503

Total Common Stocks (98.6%) (Cost $131,357,614)		179,883,657

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.2%)
iShares® Russell Mid-Cap Growth ETF (Cost $327,440)	3,546	343,430

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	162	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,308,717	2,308,717

Total Short-Term Investments (1.3%) (Cost $2,308,717)		2,308,717

Total Investments (100.1%) (Cost $133,993,771)		182,535,804
Other Assets Less Liabilities (-0.1%)		(238,356)

Net Assets (100%)		$182,297,448

*	Non-income producing.
†	Securities (totaling $3,290 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1237

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	2	September-15	$180,387	$175,610	$(4,777)
Russell 2000 Mini Index	3	September-15	378,398	375,120	(3,278)
S&P MidCap 400 E-Mini Index	7	September-15	1,068,777	1,048,670	(20,107)

					$(28,162)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$36,786,356	$464,533	$—		$37,250,889
Consumer Staples	5,846,526	—	—		5,846,526
Energy	3,806,368	—	—		3,806,368
Financials	13,730,518	353,313	—		14,083,831
Health Care	39,892,770	695,228	2,279		40,590,277
Industrials	29,581,782	—	—		29,581,782
Information Technology	40,109,346	280,583	—		40,389,929
Materials	7,744,315	—	—		7,744,315
Telecommunication Services	466,226	—	1,011		467,237
Utilities	122,503	—	—		122,503
Investment Companies
Exchange Traded Funds (ETFs)	343,430	—	—		343,430
Short-Term Investments	2,308,717	—	—		2,308,717
Warrants
Energy	—	—	—	(b)	—

Total Assets	$180,738,857	$1,793,657	$3,290		$182,535,804

Liabilities:
Futures	$(28,162)	$—	$—		$(28,162)

Total Liabilities	$(28,162)	$—	$—		$(28,162)

Total	$180,710,695	$1,793,657	$3,290		$182,507,642

(a)	A security with a market value of $1,011 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

1238

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(28,162	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(507)	$(507)
Equity contracts	120,284	—	120,284

Total	$120,284	$(507)	$119,777

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(64,725)	$(64,725)

^ This Portfolio held forward foreign currency and futures contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $30,000 for two months and futures contracts with an average notional balance of approximately $1,422,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,280,610
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,229,923

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,932,326
Aggregate gross unrealized depreciation	(5,282,951)

Net unrealized appreciation	$47,649,375

Federal income tax cost of investments	$134,886,429

For the six months ended June 30, 2015, the Portfolio incurred approximately $342 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1239

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $133,993,771)	$182,535,804
Cash	659,749
Foreign cash (Cost $2)	2
Cash held as collateral at broker	62,700
Receivable for securities sold	19,153,210
Receivable from Separate Accounts for Trust shares sold	109,470
Dividends, interest and other receivables	58,782
Due from broker for futures variation margin	2,841
Other assets	1,819

Total assets	202,584,377

LIABILITIES
Payable for securities purchased	19,893,009
Payable to Separate Accounts for Trust shares redeemed	156,105
Investment management fees payable	96,321
Distribution fees payable – Class IB	26,367
Administrative fees payable	18,762
Trustees’ fees payable	5,274
Distribution fees payable – Class IA	3,033
Accrued expenses	88,058

Total liabilities	20,286,929

NET ASSETS	$182,297,448

Net assets were comprised of:
Paid in capital	$121,946,641
Accumulated undistributed net investment income (loss)	(418,715)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	12,255,651
Net unrealized appreciation (depreciation) on investments and futures	48,513,871

Net assets	$182,297,448

Class IA
Net asset value, offering and redemption price per share, $14,577,731 / 1,428,402 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.21

Class IB
Net asset value, offering and redemption price per share, $126,538,481 / 12,992,990 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

Class K
Net asset value, offering and redemption price per share, $41,181,236 / 3,986,900 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,789 foreign withholding tax)	$567,072
Interest	1,512

Total income	568,584

EXPENSES
Investment management fees	716,283
Distribution fees - Class IB	153,516
Administrative fees	110,679
Custodian fees	67,621
Professional fees	26,875
Distribution fees - Class IA	18,115
Offering costs	10,509
Printing and mailing expenses	4,633
Trustees’ fees	2,209
Miscellaneous	6,513

Gross expenses	1,116,953
Less: Waiver from investment manager	(139,143)

Net expenses	977,810

NET INVESTMENT INCOME (LOSS)	(409,226)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,863,000
Futures	120,284
Foreign currency transactions	(173)

Net realized gain (loss)	9,983,111

Change in unrealized appreciation (depreciation) on:
Investments	4,029,871
Futures	(64,725)

Net change in unrealized appreciation (depreciation)	3,965,146

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,948,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,539,031

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(409,226)	$(1,000,903)
Net realized gain (loss) on investments, futures and foreign currency transactions	9,983,111	21,198,539
Net change in unrealized appreciation (depreciation) on investments and futures	3,965,146	(11,891,222)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,539,031	8,306,414

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,558,869)
Class IB	—	(13,166,179)
Class K	—	(4,452,437)

TOTAL DISTRIBUTIONS	—	(19,177,485)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 33,667 and 80,541 shares, respectively ]	339,711	813,405
Capital shares issued in reinvestment of distributions [ 0 and 163,804 shares, respectively ]	—	1,558,869
Capital shares repurchased [ (136,360) and (268,038) shares, respectively ]	(1,361,343)	(2,671,372)

Total Class IA transactions	(1,021,632)	(299,098)

Class IB
Capital shares sold [ 683,242 and 1,089,798 shares, respectively ]	6,541,221	10,520,328
Capital shares issued in reinvestment of distributions [ 0 and 1,448,461 shares, respectively ]	—	13,166,179
Capital shares repurchased [ (903,246) and (1,944,052) shares, respectively ]	(8,566,847)	(18,687,992)

Total Class IB transactions	(2,025,626)	4,998,515

Class K
Capital shares sold [ 37,238 and 44,529 shares, respectively ]	373,784	453,258
Capital shares issued in reinvestment of distributions [ 0 and 462,174 shares, respectively ]	—	4,452,437
Capital shares repurchased [ (412,207) and (783,746) shares, respectively ]	(4,205,145)	(7,922,033)

Total Class K transactions	(3,831,361)	(3,016,338)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,878,619)	1,683,079

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,660,412	(9,187,992)
NET ASSETS:
Beginning of period	175,637,036	184,825,028

End of period (a)	$182,297,448	$175,637,036

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(418,715)	$(9,489)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.47	$10.08	$9.85	$8.54	$9.24	$7.27

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.06)	(0.10)	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.77	0.54	3.91	1.36	(0.64)	2.00

Total from investment operations	0.74	0.48	3.81	1.31	(0.70)	1.97

Less distributions:
Distributions from net realized gains	—	(1.09)	(3.58)	—	—	—

Net asset value, end of period	$10.21	$9.47	$10.08	$9.85	$8.54	$9.24

Total return (b)	7.81%	4.91%	40.15%	15.34%	(7.58)%	27.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,578	$14,497	$15,677	$12,192	$11,871	$78,095
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.23%	1.25%	1.26%	0.99%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.23%	1.25%	1.26%	0.99%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.31%	1.36%	1.32%	1.27%	1.01%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.52)%	(0.62)%	(0.82)%	(0.54)%	(0.59)%	(0.43)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.52)%	(0.62)%	(0.82)%	(0.53)%	(0.59)%	(0.43)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.67)%	(0.76)%	(0.89)%	(0.54)%	(0.60)%	(0.44)%
Portfolio turnover rate (z)^	26%	59%	66%	54%	64%	65%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011		2010
Net asset value, beginning of period	$9.04	$9.67	$9.56	$8.28	$8.99		$7.08

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.06)	(0.09)	(0.05)	(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.72	0.52	3.78	1.33	(0.64)		1.96

Total from investment operations	0.70	0.46	3.69	1.28	(0.71)		1.91

Less distributions:
Distributions from net realized gains	—	(1.09)	(3.58)	—	—		—

Net asset value, end of period	$9.74	$9.04	$9.67	$9.56	$8.28		$8.99

Total return (b)	7.74%	4.92%	40.14%	15.46%	(7.90)%		26.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,538	$119,389	$122,032	$402,021	$377,314		$464,630
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.23%	1.25%	1.26%	1.24	%(c)	1.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.23%	1.25%	1.26%	1.24%		1.28%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.31%	1.36%	1.28%	1.27%	1.26	%(c)	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.52)%	(0.62)%	(0.80)%	(0.53)%	(0.81)%		(0.67)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.52)%	(0.62)%	(0.80)%	(0.53)%	(0.81)%		(0.67)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.67)%	(0.76)%	(0.83)%	(0.54)%	(0.82)%		(0.68)%
Portfolio turnover rate (z)^	26%	59%	66%	54%	64%		65%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.57	$10.16	$9.88	$8.54	$8.22
Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.04)	(0.07)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.77	0.54	3.93	1.37	0.33

Total from investment operations	0.76	0.50	3.86	1.34	0.32

Less distributions:
Distributions from net realized gains	—	(1.09)	(3.58)	—	—

Net asset value, end of period	$10.33	$9.57	$10.16	$9.88	$8.54

Total return (b)	7.94%	5.07%	40.57%	15.69%	3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,181	$41,750	$47,116	$41,104	$56,983
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.98%	1.00%	1.01%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.98%	1.00%	1.01%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.11%	1.07%	1.02%	1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.27)%	(0.37)%	(0.57)%	(0.29)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.27)%	(0.37)%	(0.56)%	(0.29)%	(0.48)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.42)%	(0.50)%	(0.64)%	(0.30)%	(0.48)%
Portfolio turnover rate (z)^	26%	59%	66%	54%	64%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1244

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Financials	33.9%
Industrials	12.8
Consumer Discretionary	12.7
Information Technology	10.6
Health Care	6.8
Energy	5.8
Utilities	5.2
Consumer Staples	4.5
Materials	4.1
Investment Companies	1.7
Telecommunication Services	0.6
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,028.30	$5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,028.10	5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,029.70	4.53
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	2,365	$80,008
Cooper-Standard Holding, Inc.*	589	36,206
Dana Holding Corp.	3,562	73,306
Federal-Mogul Holdings Corp.*	1,426	16,185
Gentex Corp.	6,780	111,327
Goodyear Tire & Rubber Co.	38,315	1,155,197
Lear Corp.	874	98,115
Metaldyne Performance Group, Inc.	243	4,410
Modine Manufacturing Co.*	2,203	23,638
Motorcar Parts of America, Inc.*	63	1,896
Remy International, Inc.	1,333	29,473
Standard Motor Products, Inc.	915	32,135
Strattec Security Corp.	134	9,206
Superior Industries International, Inc.	1,090	19,958
Tower International, Inc.*	434	11,306

		1,702,366

Automobiles (0.0%)
Winnebago Industries, Inc.	111	2,618

Distributors (0.0%)
Core-Mark Holding Co., Inc.	515	30,514
Fenix Parts, Inc.*	218	2,184
VOXX International Corp.*	859	7,113
Weyco Group, Inc.	281	8,379

		48,190

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	789	20,293
Apollo Education Group, Inc.*	4,365	56,221
Ascent Capital Group, Inc., Class A*	623	26,627
Bridgepoint Education, Inc.*	774	7,399
Cambium Learning Group, Inc.*	552	2,357
Career Education Corp.*	3,086	10,184
Carriage Services, Inc.	618	14,758
Chegg, Inc.*	2,164	16,966
DeVry Education Group, Inc.	2,949	88,411
Graham Holdings Co., Class B	161	173,083
Houghton Mifflin Harcourt Co.*	5,874	148,025
K12, Inc.*	1,555	19,671
Regis Corp.*	1,901	29,960
Steiner Leisure Ltd.*	12,089	650,146
Strayer Education, Inc.*	301	12,973
Universal Technical Institute, Inc.	951	8,179
Weight Watchers International, Inc.*	104	504

		1,285,757

Hotels, Restaurants & Leisure (1.7%)
Aramark	742	22,980
Belmond Ltd., Class A*	4,511	56,342
BFC Financial Corp., Class A*	702,000	2,576,340
Biglari Holdings, Inc.*	77	31,859
Bloomin’ Brands, Inc.	14,100	301,035
Bob Evans Farms, Inc.	1,008	51,458
Bravo Brio Restaurant Group, Inc.*	115	1,558
Caesars Acquisition Co., Class A*	2,140	14,723
Caesars Entertainment Corp.*	2,546	15,582
Carrols Restaurant Group, Inc.*	261	2,714
Cracker Barrel Old Country Store, Inc.	54	8,055
Del Frisco’s Restaurant Group, Inc.*	1,013	18,872
Denny’s Corp.*	1,204	13,978
DineEquity, Inc.	52	5,153
Eldorado Resorts, Inc.*	623	4,872
Empire Resorts, Inc.*	65	331
International Game Technology plc*	1,408	25,006
International Speedway Corp., Class A	1,291	47,341
Intrawest Resorts Holdings, Inc.*	827	9,610
Isle of Capri Casinos, Inc.*	46	835
Kona Grill, Inc.*	181	3,513
Marcus Corp.	848	16,265
Marriott Vacations Worldwide Corp.	514	47,159
Monarch Casino & Resort, Inc.*	439	9,026
Morgans Hotel Group Co.*	861	5,803
Noodles & Co.*	173	2,526
Penn National Gaming, Inc.*	3,436	63,051
Ruby Tuesday, Inc.*	2,875	18,026
Ruth’s Hospitality Group, Inc.	554	8,930
Shake Shack, Inc., Class A*	36	2,170
Sonic Corp.	666	19,181
Speedway Motorsports, Inc.	563	12,752
Wendy’s Co.	12,572	141,812

		3,558,858

Household Durables (3.3%)
Bassett Furniture Industries, Inc.	238	6,762
Beazer Homes USA, Inc.*	1,270	25,336
Blyth, Inc.*	125,000	793,750
Cavco Industries, Inc.*	90	6,790
Century Communities, Inc.*	658	13,246
CSS Industries, Inc.	440	13,310
D.R. Horton, Inc.	8,898	243,449
Ethan Allen Interiors, Inc.	1,177	31,002
Flexsteel Industries, Inc.	265	11,419
Green Brick Partners, Inc.*	648	7,096
Helen of Troy Ltd.*	780	76,042
Hooker Furniture Corp.	450	11,300
Hovnanian Enterprises, Inc., Class A*	5,536	14,726
iRobot Corp.*	1,116	35,578
Jarden Corp.*	33,171	1,716,599
KB Home	3,767	62,532
La-Z-Boy, Inc.	1,450	38,193
Lennar Corp., Class A	13,311	679,393
Lennar Corp., Class B	248	10,694
LGI Homes, Inc.*	501	9,910
Libbey, Inc.	64	2,645
Lifetime Brands, Inc.	506	7,474
M.D.C. Holdings, Inc.	1,173	35,155
M/I Homes, Inc.*	941	23,214
Meritage Homes Corp.*	1,713	80,665
NACCO Industries, Inc., Class A	187	11,362
New Home Co., Inc.*	357	6,151

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NVR, Inc.*	125	$167,500
PulteGroup, Inc.	16,842	339,366
Ryland Group, Inc.	1,410	65,382
Skullcandy, Inc.*	687	5,269
Standard Pacific Corp.*	6,726	59,929
Taylor Morrison Home Corp., Class A*	1,513	30,805
Toll Brothers, Inc.*	5,297	202,292
TRI Pointe Homes, Inc.*	85,067	1,301,525
Tupperware Brands Corp.	128	8,261
Universal Electronics, Inc.*	118	5,881
WCI Communities, Inc.*	708	17,268
Whirlpool Corp.	3,633	628,691
William Lyon Homes, Class A*	785	20,151
ZAGG, Inc.*	119	942

		6,827,055

Internet & Catalog Retail (0.1%)
EVINE Live, Inc.*	2,281	6,136
FTD Cos., Inc.*	849	23,933
HomeAway, Inc.*	2,978	92,675
Lands’ End, Inc.*	629	15,618
Liberty TripAdvisor Holdings, Inc.*	2,450	78,939
Shutterfly, Inc.*	633	30,264
Travelport Worldwide Ltd.	1,416	19,513

		267,078

Leisure Products (0.3%)
Arctic Cat, Inc.	373	12,387
Black Diamond, Inc.*	1,004	9,277
Brunswick Corp.	7,528	382,874
Callaway Golf Co.	3,618	32,345
Escalade, Inc.	341	6,271
JAKKS Pacific, Inc.*	777	7,685
Johnson Outdoors, Inc., Class A	230	5,416
Performance Sports Group Ltd.*	1,946	35,028
Vista Outdoor, Inc.*	2,574	115,573

		606,856

Media (1.6%)
AMC Entertainment Holdings, Inc., Class A	895	27,459
AMC Networks, Inc., Class A*	2,900	237,365
Cablevision Systems Corp. – New York Group, Class A	8,007	191,688
Carmike Cinemas, Inc.*	1,074	28,504
Central European Media Enterprises Ltd., Class A*	972	2,119
Clear Channel Outdoor Holdings, Inc., Class A	1,003	10,160
Crown Media Holdings, Inc., Class A*	198	895
Cumulus Media, Inc., Class A*	6,556	13,309
Daily Journal Corp.*	49	9,629
DreamWorks Animation SKG, Inc., Class A*	3,511	92,620
Entercom Communications Corp., Class A*	1,168	13,339
Entravision Communications Corp., Class A	173	1,424
Eros International plc*	1,301	32,681
EW Scripps Co., Class A	992	22,667
Gannett Co., Inc.*	14,350	200,756
Harte-Hanks, Inc.	2,226	13,267
Hemisphere Media Group, Inc.*	467	5,557
John Wiley & Sons, Inc., Class A	2,137	116,189
Journal Media Group, Inc.	1,051	8,713
Liberty Broadband Corp.*	4,277	218,581
Martha Stewart Living Omnimedia, Inc., Class A*	384	2,396
MDC Partners, Inc., Class A	1,455	28,663
Media General, Inc.*	4,424	73,084
Meredith Corp.	1,703	88,811
National CineMedia, Inc.	2,148	34,282
New Media Investment Group, Inc.	2,062	36,972
New York Times Co., Class A	33,834	461,834
Reading International, Inc., Class A*	615	8,518
Rentrak Corp.*	55	3,839
Saga Communications, Inc., Class A	167	6,321
Scholastic Corp.	1,238	54,633
SFX Entertainment, Inc.*	1,176	5,280
Sizmek, Inc.*	996	7,072
TEGNA, Inc.	28,700	920,409
Time, Inc.	5,074	116,753
Townsquare Media, Inc., Class A*	302	4,101
Tribune Media Co., Class A	3,728	199,038
Tribune Publishing Co.	389	6,045

		3,304,973

Multiline Retail (0.2%)
Burlington Stores, Inc.*	358	18,330
Dillard’s, Inc., Class A	973	102,350
Fred’s, Inc., Class A	1,711	33,005
J.C. Penney Co., Inc.*	14,122	119,613
Sears Holdings Corp.*	548	14,632
Tuesday Morning Corp.*	409	4,607

		292,537

Specialty Retail (2.4%)
Aaron’s, Inc.	19,724	714,206
Abercrombie & Fitch Co., Class A	3,210	69,047
American Eagle Outfitters, Inc.	6,632	114,203
America’s Car-Mart, Inc.*	334	16,473
Ascena Retail Group, Inc.*	36,069	600,729
Barnes & Noble, Inc.*	2,349	60,980
bebe stores, Inc.	1,383	2,766
Big 5 Sporting Goods Corp.	838	11,908
Build-A-Bear Workshop, Inc.*	604	9,658
Cabela’s, Inc.*	2,116	105,758
Caleres, Inc.	1,838	58,412
Cato Corp., Class A	1,002	38,837
Children’s Place, Inc.	704	46,049
Christopher & Banks Corp.*	1,664	6,673
Citi Trends, Inc.*	678	16,408
Conn’s, Inc.*	1,263	50,141
CST Brands, Inc.	622	24,295
Destination XL Group, Inc.*	1,279	6,408
Dick’s Sporting Goods, Inc.	1,325	68,595
DSW, Inc., Class A	3,192	106,517

See Notes to Financial Statements.

1247

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Express, Inc.*	387	$7,009
Finish Line, Inc., Class A	1,536	42,732
Foot Locker, Inc.	874	58,567
GameStop Corp., Class A	4,955	212,867
Genesco, Inc.*	1,111	73,359
Group 1 Automotive, Inc.	853	77,478
Guess?, Inc.	2,878	55,171
Haverty Furniture Cos., Inc.	944	20,409
Lumber Liquidators Holdings, Inc.*	1,250	25,887
MarineMax, Inc.*	572	13,448
Murphy USA, Inc.*	1,963	109,575
Office Depot, Inc.*	20,845	180,518
Penske Automotive Group, Inc.	5,594	291,503
Pep Boys-Manny, Moe & Jack*	2,481	30,442
Rent-A-Center, Inc.	2,449	69,429
Sally Beauty Holdings, Inc.*	14,200	448,436
Shoe Carnival, Inc.	690	19,913
Sonic Automotive, Inc., Class A	1,533	36,531
Sportsman’s Warehouse Holdings, Inc.*	473	5,378
Stage Stores, Inc.	1,475	25,857
Staples, Inc.	45,146	691,185
Stein Mart, Inc.	1,312	13,737
Systemax, Inc.*	466	4,026
Tilly’s, Inc., Class A*	538	5,202
Urban Outfitters, Inc.*	8,100	283,500
Vitamin Shoppe, Inc.*	1,294	48,227
West Marine, Inc.*	853	8,223
Zumiez, Inc.*	222	5,912

		4,992,584

Textiles, Apparel & Luxury Goods (1.5%)
Cherokee, Inc.	40	1,127
Columbia Sportswear Co.	399	24,124
Crocs, Inc.*	150,826	2,218,651
Deckers Outdoor Corp.*	686	49,371
Fossil Group, Inc.*	358	24,831
Iconix Brand Group, Inc.*	2,204	55,034
Movado Group, Inc.	739	20,071
Perry Ellis International, Inc.*	560	13,311
Quiksilver, Inc.*	2,722	1,804
Sequential Brands Group, Inc.*	213	3,257
Steven Madden Ltd.*	13,300	568,974
Unifi, Inc.*	646	21,641
Vera Bradley, Inc.*	977	11,011

		3,013,207

Total Consumer Discretionary		25,902,079

Consumer Staples (4.5%)
Beverages (0.4%)
Coca-Cola Bottling Co. Consolidated	14	2,115
Craft Brew Alliance, Inc.*	303	3,351
Molson Coors Brewing Co., Class B	11,644	812,868
National Beverage Corp.*	45	1,012

		819,346

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,310	51,090
Fairway Group Holdings Corp.*	614	2,186
Ingles Markets, Inc., Class A	444	21,210
Rite Aid Corp.*	18,553	154,918
Smart & Final Stores, Inc.*	1,116	19,943
SpartanNash Co.	1,741	56,652
SUPERVALU, Inc.*	12,094	97,840
United Natural Foods, Inc.*	183	11,653
Village Super Market, Inc., Class A	345	10,933
Weis Markets, Inc.	507	21,370

		447,795

Food Products (3.2%)
Alico, Inc.	158	7,167
Arcadia Biosciences, Inc.*	220	1,401
B&G Foods, Inc.	23,710	676,446
Boulder Brands, Inc.*	247	1,714
Darling Ingredients, Inc.*	7,648	112,120
Dean Foods Co.	2,348	37,967
Diamond Foods, Inc.*	64	2,008
Flowers Foods, Inc.	42,278	894,180
Fresh Del Monte Produce, Inc.	1,545	59,730
Ingredion, Inc.	2,893	230,890
John B. Sanfilippo & Son, Inc.	286	14,843
Lancaster Colony Corp.	299	27,164
Landec Corp.*	990	14,286
Omega Protein Corp.*	999	13,736
Pilgrim’s Pride Corp.	2,647	60,802
Pinnacle Foods, Inc.	18,000	819,720
Post Holdings, Inc.*	60,872	3,282,827
Sanderson Farms, Inc.	1,037	77,941
Seaboard Corp.*	11	39,589
Seneca Foods Corp., Class A*	373	10,358
Snyder’s-Lance, Inc.	2,252	72,672
Tootsie Roll Industries, Inc.	545	17,609
TreeHouse Foods, Inc.*	1,983	160,683

		6,635,853

Household Products (0.4%)
Central Garden & Pet Co., Class A*	1,738	19,831
Energizer Holdings, Inc.	5,534	727,998
HRG Group, Inc.*	2,032	26,416
Oil-Dri Corp. of America	206	6,258
Orchids Paper Products Co.	299	7,197

		787,700

Personal Products (0.3%)
Avon Products, Inc.	20,100	125,826
Coty, Inc., Class A*	8,785	280,857
Elizabeth Arden, Inc.*	1,211	17,269
Herbalife Ltd.*	498	27,435
Inter Parfums, Inc.	465	15,777
Nature’s Sunshine Products, Inc.	508	6,985
Nu Skin Enterprises, Inc., Class A	2,141	100,905
Nutraceutical International Corp.*	378	9,352
Revlon, Inc., Class A*	392	14,390
Synutra International, Inc.*	136	972

		599,768

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.0%)
Universal Corp.	1,045	$59,900

Total Consumer Staples		9,350,362

Energy (5.8%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.	2,998	79,267
Basic Energy Services, Inc.*	1,978	14,934
Bristow Group, Inc.	6,221	331,579
C&J Energy Services Ltd.*	2,622	34,610
CARBO Ceramics, Inc.	911	37,925
Diamond Offshore Drilling, Inc.	2,972	76,707
Dril-Quip, Inc.*	1,809	136,127
Ensco plc, Class A	10,836	241,318
Era Group, Inc.*	960	19,661
Exterran Holdings, Inc.	3,209	104,774
FMSA Holdings, Inc.*	316	2,588
Forum Energy Technologies, Inc.*	2,751	55,790
Frank’s International N.V.	1,615	30,427
Geospace Technologies Corp.*	610	14,060
Gulfmark Offshore, Inc., Class A	1,179	13,676
Helix Energy Solutions Group, Inc.*	4,923	62,177
Helmerich & Payne, Inc.	2,600	183,092
Hornbeck Offshore Services, Inc.*	55,490	1,139,210
Independence Contract Drilling, Inc.*	764	6,777
ION Geophysical Corp.*	5,697	6,096
Key Energy Services, Inc.*	6,164	11,095
Matrix Service Co.*	1,231	22,503
McDermott International, Inc.*	11,032	58,911
Nabors Industries Ltd.	15,276	220,433
Natural Gas Services Group, Inc.*	583	13,304
Newpark Resources, Inc.*	3,939	32,024
Noble Corp. plc	11,183	172,106
Nordic American Offshore Ltd.	881	7,171
North Atlantic Drilling Ltd.	3,727	4,435
Oceaneering International, Inc.	3,774	175,831
Oil States International, Inc.*	2,393	89,091
Parker Drilling Co.*	5,700	18,924
Patterson-UTI Energy, Inc.	6,795	127,848
PHI, Inc. (Non-Voting)*	548	16,451
Pioneer Energy Services Corp.*	2,981	18,900
Rowan Cos., plc, Class A	5,779	121,995
RPC, Inc.	2,339	32,348
SEACOR Holdings, Inc.*	851	60,370
Seadrill Ltd.	17,285	178,727
Seventy Seven Energy, Inc.*	2,603	11,167
Solar Cayman Ltd. (b)*†	50,828	5,083
Superior Energy Services, Inc.	6,973	146,712
Tesco Corp.	1,802	19,642
TETRA Technologies, Inc.*	3,710	23,670
Tidewater, Inc.	2,184	49,642
Unit Corp.*	2,365	64,139

		4,293,317

Oil, Gas & Consumable Fuels (3.7%)
Abraxas Petroleum Corp.*	4,606	13,588
Adams Resources & Energy, Inc.	106	4,728
Alon USA Energy, Inc.	1,444	27,292
Approach Resources, Inc.*	1,767	12,104
Ardmore Shipping Corp.	860	10,415
Bill Barrett Corp.*	2,417	20,762
Bonanza Creek Energy, Inc.*	2,343	42,760
California Resources Corp.	14,666	88,583
Callon Petroleum Co.*	3,126	26,008
Carrizo Oil & Gas, Inc.*	7,189	353,986
Cimarex Energy Co.	14,880	1,641,413
Clayton Williams Energy, Inc.*	286	18,804
Clean Energy Fuels Corp.*	3,294	18,512
Cloud Peak Energy, Inc.*	2,832	13,197
Cobalt International Energy, Inc.*	17,086	165,905
CONSOL Energy, Inc.	10,626	231,009
Contango Oil & Gas Co.*	896	10,994
CVR Energy, Inc.	475	17,879
Delek U.S. Holdings, Inc.	1,190	43,816
Denbury Resources, Inc.	16,730	106,403
DHT Holdings, Inc.	4,309	33,481
Diamondback Energy, Inc.	2,940	221,617
Dorian LPG Ltd.*	1,166	19,449
Earthstone Energy, Inc.*	107	2,090
Eclipse Resources Corp.*	2,388	12,561
Energen Corp.	3,426	233,996
Energy Fuels, Inc.*	871	3,876
Energy XXI Ltd.	4,553	11,974
EP Energy Corp., Class A*	1,679	21,374
EQT Corp.	3,534	287,456
Erin Energy Corp.*	667	2,608
EXCO Resources, Inc.	7,872	9,289
Frontline Ltd.*	4,940	12,054
GasLog Ltd.	1,937	38,643
Gastar Exploration, Inc.*	3,932	12,150
Golar LNG Ltd.	4,154	194,407
Green Plains, Inc.	1,752	48,268
Gulfport Energy Corp.*	4,517	181,809
Halcon Resources Corp.*	17,333	20,106
Hallador Energy Co.	523	4,362
Jones Energy, Inc., Class A*	1,357	12,281
Kosmos Energy Ltd.*	7,485	63,099
Laredo Petroleum, Inc.*	5,795	72,901
Matador Resources Co.*	1,441	36,025
Navios Maritime Acquisition Corp.	3,794	13,620
Newfield Exploration Co.*	7,583	273,898
Noble Energy, Inc.	5,281	225,393
Nordic American Tankers Ltd.	4,114	58,542
Northern Oil and Gas, Inc.*	2,912	19,714
Oasis Petroleum, Inc.*	6,479	102,692
Pacific Ethanol, Inc.*	1,121	11,569
Panhandle Oil and Gas, Inc., Class A	472	9,766
Par Petroleum Corp.*	79	1,479
Parsley Energy, Inc., Class A*	2,558	44,560
PBF Energy, Inc., Class A	3,980	113,112
PDC Energy, Inc.*	1,871	100,360
Peabody Energy Corp.	12,828	28,093
Penn Virginia Corp.*	3,356	14,699
QEP Resources, Inc.	8,253	152,763
Renewable Energy Group, Inc.*	2,027	23,432
REX American Resources Corp.*	305	19,410
Rex Energy Corp.*	2,330	13,025
Rice Energy, Inc.*	12,400	258,292

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ring Energy, Inc.*	1,066	$11,928
Rosetta Resources, Inc.*	3,542	81,962
RSP Permian, Inc.*	2,592	72,861
Sanchez Energy Corp.*	2,505	24,549
SandRidge Energy, Inc.*	20,633	18,095
Scorpio Tankers, Inc.	8,297	83,717
Ship Finance International Ltd.	2,722	44,423
SM Energy Co.	3,152	145,370
Southwestern Energy Co.*	18,900	429,597
Stone Energy Corp.*	2,723	34,283
Synergy Resources Corp.*	4,403	50,326
Targa Resources Corp.	1,331	118,752
Teekay Corp.	1,321	56,565
Teekay Tankers Ltd., Class A	3,984	26,334
TransAtlantic Petroleum Ltd.*	1,327	6,781
Triangle Petroleum Corp.*	2,317	11,631
Ultra Petroleum Corp.*	3,713	46,487
W&T Offshore, Inc.	1,760	9,645
Westmoreland Coal Co.*	831	17,268
Whiting Petroleum Corp.*	9,483	318,629
World Fuel Services Corp.	2,736	131,191
WPX Energy, Inc.*	9,578	117,618

		7,766,465

Total Energy		12,059,782

Financials (33.9%)
Banks (8.6%)
1st Source Corp.	696	23,748
Access National Corp.	312	6,065
American National Bankshares, Inc.	431	10,262
Ameris Bancorp	1,484	37,530
Ames National Corp.	410	10,291
Arrow Financial Corp.	523	14,137
Associated Banc-Corp	7,052	142,944
Banc of California, Inc.	1,658	22,798
BancFirst Corp.	342	22,384
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,407	45,277
Bancorp, Inc.*	1,558	14,458
BancorpSouth, Inc.	4,465	115,018
Bank of Hawaii Corp.	7,823	521,638
Bank of Marin Bancorp/California	278	14,142
BankUnited, Inc.	22,172	796,640
Banner Corp.	971	46,540
Bar Harbor Bankshares	248	8,787
BBCN Bancorp, Inc.	3,691	54,590
Berkshire Hills Bancorp, Inc.	1,380	39,302
Blue Hills Bancorp, Inc.*	1,327	18,578
BNC Bancorp	1,110	21,456
BOK Financial Corp.	8,951	622,811
Boston Private Financial Holdings, Inc.	3,853	51,669
Bridge Bancorp, Inc.	563	15,026
Bridge Capital Holdings*	465	13,857
Bryn Mawr Bank Corp.	814	24,550
BSB Bancorp, Inc./Massachusetts*	366	8,092
C1 Financial, Inc.*	271	5,252
Camden National Corp.	349	13,506
Capital Bank Financial Corp., Class A*	1,055	30,669
Capital City Bank Group, Inc.	522	7,971
Cardinal Financial Corp.	1,421	30,964
Cascade Bancorp*	1,408	7,293
Cathay General Bancorp	3,697	119,968
CenterState Banks, Inc.	2,088	28,209
Central Pacific Financial Corp.	1,052	24,985
Century Bancorp, Inc./Massachusetts, Class A	149	6,058
Chemical Financial Corp.	1,547	51,144
Citizens & Northern Corp.	583	11,981
Citizens Financial Group, Inc.	15,000	409,650
City Holding Co.	716	35,263
City National Corp./California	2,226	201,208
CNB Financial Corp./Pennsylvania	691	12,714
CoBiz Financial, Inc.	1,709	22,337
Columbia Banking System, Inc.	2,674	87,012
Commerce Bancshares, Inc./Missouri	3,818	178,568
Community Bank System, Inc.	1,895	71,574
Community Trust Bancorp, Inc.	734	25,595
CommunityOne Bancorp*	511	5,503
ConnectOne Bancorp, Inc.	1,380	29,711
CU Bancorp*	772	17,108
Cullen/Frost Bankers, Inc.	2,514	197,550
Customers Bancorp, Inc.*	1,253	33,693
CVB Financial Corp.	4,914	86,536
Eagle Bancorp, Inc.*	356	15,650
East West Bancorp, Inc.	22,395	1,003,744
Enterprise Bancorp, Inc./Massachusetts	364	8,532
Enterprise Financial Services Corp.	947	21,563
F.N.B. Corp./Pennsylvania	8,113	116,178
Farmers Capital Bank Corp.*	324	9,211
FCB Financial Holdings, Inc., Class A*	1,293	41,117
Fidelity Southern Corp.	776	13,533
Financial Institutions, Inc.	669	16,618
First Bancorp, Inc./Maine	518	10,070
First Bancorp/North Carolina	913	15,229
First BanCorp/Puerto Rico*	5,285	25,474
First Busey Corp.	3,370	22,141
First Business Financial Services, Inc.	203	9,517
First Citizens BancShares, Inc./North Carolina, Class A	357	93,905
First Commonwealth Financial Corp.	4,160	39,894
First Community Bancshares, Inc./Virginia	777	14,157
First Connecticut Bancorp, Inc./Connecticut	780	12,379
First Financial Bancorp	2,819	50,573
First Financial Bankshares, Inc.	1,251	43,335
First Financial Corp./Indiana	521	18,631
First Horizon National Corp.	45,724	716,495
First Interstate BancSystem, Inc., Class A	891	24,716

See Notes to Financial Statements.

1250

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
First Merchants Corp.	1,746	$43,126
First Midwest Bancorp, Inc./Illinois	3,591	68,121
First NBC Bank Holding Co.*	709	25,524
First Niagara Financial Group, Inc.	16,418	154,986
First of Long Island Corp.	590	16,355
First Republic Bank/California	22,341	1,408,153
FirstMerit Corp.	7,670	159,766
Flushing Financial Corp.	1,372	28,826
Franklin Financial Network, Inc.*	255	5,850
Fulton Financial Corp.	8,178	106,805
German American Bancorp, Inc.	616	18,141
Glacier Bancorp, Inc.	3,494	102,793
Great Southern Bancorp, Inc.	473	19,932
Great Western Bancorp, Inc.	1,901	45,833
Green Bancorp, Inc.*	460	7,066
Guaranty Bancorp	653	10,781
Hampton Roads Bankshares, Inc.*	1,460	3,037
Hancock Holding Co.	3,612	115,259
Hanmi Financial Corp.	1,486	36,912
Heartland Financial USA, Inc.	813	30,260
Heritage Commerce Corp.	996	9,572
Heritage Financial Corp./Washington	1,447	25,858
Heritage Oaks Bancorp	1,160	9,129
Hilltop Holdings, Inc.*	2,281	54,949
Home BancShares, Inc./Arkansas	507	18,536
HomeTrust Bancshares, Inc.*	962	16,123
Horizon Bancorp/Indiana	442	11,032
Hudson Valley Holding Corp.	700	19,747
Huntington Bancshares, Inc./Ohio	37,353	422,462
IBERIABANK Corp.	1,763	120,289
Independent Bank Corp./Massachusetts	1,203	56,409
Independent Bank Group, Inc.	451	19,348
International Bancshares Corp.	2,493	66,987
Investors Bancorp, Inc.	16,121	198,288
Lakeland Bancorp, Inc.	1,779	21,152
Lakeland Financial Corp.	783	33,959
LegacyTexas Financial Group, Inc.	2,202	66,500
MainSource Financial Group, Inc.	977	21,445
MB Financial, Inc.	3,457	119,059
Mercantile Bank Corp.	794	17,000
Merchants Bancshares, Inc./Vermont	243	8,036
Metro Bancorp, Inc.	555	14,508
MidWestOne Financial Group, Inc.	327	10,765
National Bank Holdings Corp., Class A	1,738	36,203
National Bankshares, Inc./Virginia	327	9,568
National Commerce Corp.*	276	7,121
National Penn Bancshares, Inc.	45,606	514,436
NBT Bancorp, Inc.	2,025	52,994
NewBridge Bancorp	1,647	14,708
OFG Bancorp	2,074	22,130
Old National Bancorp/Indiana	5,411	78,243
Old Second Bancorp, Inc.*	987	6,514
Opus Bank	494	17,873
Pacific Continental Corp.	943	12,759
Pacific Premier Bancorp, Inc.*	1,005	17,045
PacWest Bancorp	10,719	501,220
Palmetto Bancshares, Inc.	177	3,499
Park National Corp.	604	52,771
Park Sterling Corp.	2,140	15,408
Peapack-Gladstone Financial Corp.	702	15,598
Penns Woods Bancorp, Inc.	229	10,097
Peoples Bancorp, Inc./Ohio	819	19,115
Peoples Financial Services Corp.	361	14,299
People’s United Financial, Inc.	14,330	232,289
Pinnacle Financial Partners, Inc.	1,537	83,567
Popular, Inc.*	24,939	719,740
Preferred Bank/California	542	16,287
PrivateBancorp, Inc.	3,626	144,387
Prosperity Bancshares, Inc.	3,251	187,713
QCR Holdings, Inc.	522	11,359
Renasant Corp.	1,482	48,313
Republic Bancorp, Inc./Kentucky, Class A	452	11,616
S&T Bancorp, Inc.	1,595	47,196
Sandy Spring Bancorp, Inc.	1,151	32,205
Seacoast Banking Corp. of Florida*	1,052	16,622
ServisFirst Bancshares, Inc.	1,029	38,660
Sierra Bancorp	554	9,590
Signature Bank/New York*	5,650	827,104
Simmons First National Corp., Class A	1,379	64,372
South State Corp.	1,064	80,853
Southside Bancshares, Inc.	1,183	34,579
Southwest Bancorp, Inc./Oklahoma	875	16,284
Square 1 Financial, Inc., Class A*	507	13,866
State Bank Financial Corp.	1,670	36,239
Sterling Bancorp/Delaware	4,217	61,990
Stock Yards Bancorp, Inc.	697	26,340
Stonegate Bank	525	15,577
Suffolk Bancorp	547	14,036
Sun Bancorp, Inc./New Jersey*	414	7,970
Susquehanna Bancshares, Inc.	8,397	118,566
SVB Financial Group*	885	127,422
Synovus Financial Corp.	6,146	189,420
Talmer Bancorp, Inc., Class A	2,528	42,344
TCF Financial Corp.	7,860	130,555
Texas Capital Bancshares, Inc.*	1,970	122,613
Tompkins Financial Corp.	702	37,711
Towne Bank/Virginia	2,135	34,779
TriCo Bancshares	1,068	25,685
TriState Capital Holdings, Inc.*	996	12,878
Triumph Bancorp, Inc.*	668	8,784
Trustmark Corp.	3,125	78,063
UMB Financial Corp.	1,823	103,947
Umpqua Holdings Corp.	10,192	183,354
Union Bankshares Corp.	2,110	49,036
United Bankshares, Inc./West Virginia	3,214	129,299
United Community Banks, Inc./Georgia	2,320	48,418
Univest Corp. of Pennsylvania	858	17,469

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Valley National Bancorp	10,801	$111,358
Washington Trust Bancorp, Inc.	695	27,439
Webster Financial Corp.	4,196	165,952
WesBanco, Inc.	1,766	60,079
West Bancorp, Inc.	744	14,761
Westamerica Bancorp	1,187	60,122
Western Alliance Bancorp*	16,848	568,788
Wilshire Bancorp, Inc.	3,292	41,578
Wintrust Financial Corp.	2,199	117,383
Yadkin Financial Corp.*	1,155	24,197
Zions Bancorp	9,390	297,992

		17,756,300

Capital Markets (1.2%)
Actua Corp.*	1,878	26,780
Ares Management LP (b)	14,300	264,550
Arlington Asset Investment Corp., Class A	1,055	20,636
Calamos Asset Management, Inc., Class A	819	10,033
CIFC Corp.	257	2,038
Cowen Group, Inc., Class A*	4,875	31,200
E*TRADE Financial Corp.*	13,401	401,360
INTL FCStone, Inc.*	514	17,085
Investment Technology Group, Inc.	1,374	34,075
Janus Capital Group, Inc.	6,209	106,298
KCG Holdings, Inc., Class A*	1,772	21,849
Ladenburg Thalmann Financial Services, Inc.*	4,313	15,096
Legg Mason, Inc.	3,034	156,342
Moelis & Co., Class A	8,506	244,207
Oppenheimer Holdings, Inc., Class A	489	12,851
Piper Jaffray Cos.*	742	32,381
Raymond James Financial, Inc.	12,279	731,583
RCS Capital Corp., Class A*	2,296	17,587
Safeguard Scientifics, Inc.*	963	18,740
Stifel Financial Corp.*	3,141	181,361
Virtus Investment Partners, Inc.	298	39,411
Waddell & Reed Financial, Inc., Class A	240	11,354
Walter Investment Management Corp.*	1,744	39,885

		2,436,702

Consumer Finance (1.7%)
Cash America International, Inc.	1,274	33,366
Encore Capital Group, Inc.*	1,009	43,125
Enova International, Inc.*	74,158	1,385,271
Ezcorp, Inc., Class A*	2,400	17,832
First Cash Financial Services, Inc.*	103	4,696
Green Dot Corp., Class A*	2,126	40,649
Imperial Holdings, Inc.*	333,000	1,928,070
JG Wentworth Co., Class A*	682	6,274
Nelnet, Inc., Class A	1,085	46,991
Regional Management Corp.*	461	8,233
SLM Corp.*	1,562	15,417
Springleaf Holdings, Inc.*	2,405	110,414
World Acceptance Corp.*	127	7,812

		3,648,150

Diversified Financial Services (0.2%)
FNFV Group*	3,713	57,106
GAIN Capital Holdings, Inc.	1,275	12,189
Marlin Business Services Corp.	406	6,854
NASDAQ OMX Group, Inc.	5,342	260,743
NewStar Financial, Inc.*	1,101	12,111
PHH Corp.*	2,301	59,895
PICO Holdings, Inc.*	1,071	15,765
Resource America, Inc., Class A	683	5,744
Tiptree Financial, Inc., Class A	1,357	9,838

		440,245

Insurance (9.9%)
Alleghany Corp.*	743	348,289
Allied World Assurance Co. Holdings AG	4,421	191,076
Ambac Financial Group, Inc.*	1,844	30,684
American Equity Investment Life Holding Co.	3,565	96,184
American Financial Group, Inc./Ohio	3,187	207,282
American National Insurance Co.	332	33,970
AMERISAFE, Inc.	884	41,601
AmTrust Financial Services, Inc.	1,676	109,795
Arch Capital Group Ltd.*	12,896	863,516
Argo Group International Holdings Ltd.	1,293	72,020
Arthur J. Gallagher & Co.	3,455	163,421
Aspen Insurance Holdings Ltd.	2,860	136,994
Assurant, Inc.	3,145	210,715
Assured Guaranty Ltd.	6,978	167,402
Atlas Financial Holdings, Inc.*	253	5,017
Axis Capital Holdings Ltd.	4,675	249,505
Baldwin & Lyons, Inc., Class B	443	10,198
Brown & Brown, Inc.	39,014	1,282,000
Citizens, Inc./Texas*	2,211	16,494
CNO Financial Group, Inc.	9,116	167,279
Crawford & Co., Class B	981	8,270
Donegal Group, Inc., Class A	397	6,046
EMC Insurance Group, Inc.	362	9,063
Employers Holdings, Inc.	589	13,417
Endurance Specialty Holdings Ltd.	13,797	906,463
Enstar Group Ltd.*	1,768	273,952
Everest Reinsurance Group Ltd.	2,058	374,577
FBL Financial Group, Inc., Class A	440	25,397
Federated National Holding Co.	652	15,778
Fidelity & Guaranty Life	521	12,311
First American Financial Corp.	61,020	2,270,554
Genworth Financial, Inc., Class A*	23,000	174,110
Global Indemnity plc*	363	10,193
Greenlight Capital Reinsurance Ltd., Class A*	1,352	39,438
Hallmark Financial Services, Inc.*	689	7,841
Hanover Insurance Group, Inc.	2,048	151,613
Hartford Financial Services Group, Inc.	9,701	403,271
HCC Insurance Holdings, Inc.	16,629	1,277,772
HCI Group, Inc.	347	15,341

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage Insurance Holdings, Inc.*	416	$9,564
Horace Mann Educators Corp.	1,905	69,304
Independence Holding Co.	319	4,208
Infinity Property & Casualty Corp.	3,607	273,555
James River Group Holdings Ltd.	501	12,961
Kansas City Life Insurance Co.	170	7,771
Kemper Corp.	2,005	77,293
Maiden Holdings Ltd.	2,078	32,791
Markel Corp.*	571	457,188
MBIA, Inc.*	122,633	737,024
Meadowbrook Insurance Group, Inc.	2,337	20,098
Mercury General Corp.	995	55,372
Montpelier Reinsurance Holdings Ltd.	1,686	66,597
National General Holdings Corp.	1,509	31,432
National Interstate Corp.	250	6,830
National Western Life Insurance Co., Class A	104	24,907
Navigators Group, Inc.*	6,517	505,458
Old Republic International Corp.	131,522	2,055,689
OneBeacon Insurance Group Ltd., Class A	1,023	14,844
PartnerReinsurance Ltd.	2,209	283,856
Primerica, Inc.	2,382	108,834
ProAssurance Corp.	2,552	117,928
Reinsurance Group of America, Inc.	5,853	555,274
RenaissanceReinsurance Holdings Ltd.	7,258	736,760
RLI Corp.	2,009	103,242
Safety Insurance Group, Inc.	689	39,762
Selective Insurance Group, Inc.	2,655	74,473
StanCorp Financial Group, Inc.	1,951	147,515
State Auto Financial Corp.	709	16,981
State National Cos., Inc.	1,302	14,101
Stewart Information Services Corp.	1,063	42,307
Symetra Financial Corp.	3,472	83,918
Third Point Reinsurance Ltd.*	3,649	53,823
Torchmark Corp.	5,829	339,364
United Fire Group, Inc.	941	30,827
United Insurance Holdings Corp.	787	12,230
Validus Holdings Ltd.	3,928	172,793
W. R. Berkley Corp.	4,506	233,997
White Mountains Insurance Group Ltd.	278	182,073
Willis Group Holdings plc	41,565	1,949,398
XL Group plc	8,988	334,354

		20,495,545

Real Estate Investment Trusts (REITs) (9.2%)
Acadia Realty Trust (REIT)	3,201	93,181
AG Mortgage Investment Trust, Inc. (REIT)	1,376	23,777
Agree Realty Corp. (REIT)	845	24,649
Alexander’s, Inc. (REIT)	5	2,050
Alexandria Real Estate Equities, Inc. (REIT)	3,335	291,679
Altisource Residential Corp. (REIT)	2,656	44,754
American Assets Trust, Inc. (REIT)	204	7,999
American Campus Communities, Inc. (REIT)	17,832	672,088
American Capital Mortgage Investment Corp. (REIT)	2,455	39,255
American Homes 4 Rent (REIT), Class A	7,740	124,150
American Residential Properties, Inc. (REIT)*	1,508	27,898
Anworth Mortgage Asset Corp. (REIT)	4,870	24,009
Apartment Investment & Management Co. (REIT), Class A	7,210	266,265
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,748	45,150
Apollo Residential Mortgage, Inc. (REIT)	1,491	21,903
Apple Hospitality REIT, Inc. (REIT)	8,605	162,376
Ares Commercial Real Estate Corp. (REIT)	1,322	15,058
Armada Hoffler Properties, Inc. (REIT)	1,238	12,368
ARMOUR Residential REIT, Inc. (REIT)	16,445	46,210
Ashford Hospitality Prime, Inc. (REIT)	1,150	17,273
Ashford Hospitality Trust, Inc. (REIT)	3,851	32,580
Associated Estates Realty Corp. (REIT)	2,697	77,215
BioMed Realty Trust, Inc. (REIT)	9,444	182,647
Bluerock Residential Growth REIT, Inc. (REIT)	876	11,090
Brandywine Realty Trust (REIT)	8,330	110,622
Brixmor Property Group, Inc. (REIT)	7,987	184,739
Camden Property Trust (REIT)	4,027	299,126
Campus Crest Communities, Inc. (REIT)	3,035	16,814
Capstead Mortgage Corp. (REIT)	4,493	49,872
CatchMark Timber Trust, Inc. (REIT), Class A	1,800	20,826
CBL & Associates Properties, Inc. (REIT)	7,740	125,388
Cedar Realty Trust, Inc. (REIT)	3,962	25,357
Chambers Street Properties (REIT)	11,084	88,118
Chatham Lodging Trust (REIT)	1,807	47,831
Chesapeake Lodging Trust (REIT)	2,781	84,765
Chimera Investment Corp. (REIT)	9,552	130,958
Colony Capital, Inc. (REIT), Class A	5,238	118,641
Columbia Property Trust, Inc. (REIT)	5,060	124,223

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Communications Sales & Leasing, Inc. (REIT)	5,587	$138,111
CorEnergy Infrastructure Trust, Inc. (REIT)	2,191	13,847
Corporate Office Properties Trust (REIT)	4,390	103,341
Corrections Corp. of America (REIT)	13,999	463,087
Cousins Properties, Inc. (REIT)	10,048	104,298
CubeSmart (REIT)	1,684	39,001
CyrusOne, Inc. (REIT)	212	6,243
CYS Investments, Inc. (REIT)	7,460	57,666
DCT Industrial Trust, Inc. (REIT)	4,119	129,501
DDR Corp. (REIT)	14,046	217,151
DiamondRock Hospitality Co. (REIT)	9,334	119,569
Douglas Emmett, Inc. (REIT)	6,768	182,330
Duke Realty Corp. (REIT)	15,944	296,080
DuPont Fabros Technology, Inc. (REIT)	1,910	56,250
Dynex Capital, Inc. (REIT)	2,616	19,934
EastGroup Properties, Inc. (REIT)	1,199	67,420
Education Realty Trust, Inc. (REIT)	2,270	71,187
Empire State Realty Trust, Inc. (REIT), Class A	2,754	46,983
EPR Properties (REIT)	2,651	145,222
Equity Commonwealth (REIT)*	6,025	154,662
Equity One, Inc. (REIT)	3,116	72,727
Excel Trust, Inc. (REIT)	2,300	36,271
Federal Realty Investment Trust (REIT)	4,100	525,169
FelCor Lodging Trust, Inc. (REIT)	6,661	65,811
First Industrial Realty Trust, Inc. (REIT)	5,143	96,328
First Potomac Realty Trust (REIT)	2,746	28,284
Franklin Street Properties Corp. (REIT)	4,226	47,796
Gaming and Leisure Properties, Inc. (REIT)	3,539	129,740
Geo Group, Inc. (REIT)	3,453	117,955
Getty Realty Corp. (REIT)	1,212	19,828
Gladstone Commercial Corp. (REIT)	972	16,096
Government Properties Income Trust (REIT)	3,291	61,048
Gramercy Property Trust, Inc. (REIT)	2,649	61,907
Great Ajax Corp. (REIT)	247	3,502
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,516	30,396
Hatteras Financial Corp. (REIT)	4,526	73,774
Healthcare Realty Trust, Inc. (REIT)	4,653	108,229
Healthcare Trust of America, Inc. (REIT), Class A	5,243	125,570
Hersha Hospitality Trust (REIT)	2,289	58,677
Highwoods Properties, Inc. (REIT)	12,864	513,917
Home Properties, Inc. (REIT)	2,687	196,285
Hospitality Properties Trust (REIT)	6,939	199,982
Hudson Pacific Properties, Inc. (REIT)	3,472	98,501
Independence Realty Trust, Inc. (REIT)	1,104	8,313
InfraREIT, Inc. (REIT)	1,021	28,956
Inland Real Estate Corp. (REIT)	2,858	26,922
Invesco Mortgage Capital, Inc. (REIT)	5,782	82,798
Investors Real Estate Trust (REIT)	5,544	39,584
Iron Mountain, Inc. (REIT)	5,912	183,272
iStar Financial, Inc. (REIT)*	50,289	669,850
Kilroy Realty Corp. (REIT)	4,085	274,308
Kite Realty Group Trust (REIT)	3,881	94,968
Ladder Capital Corp. (REIT)	1,825	31,664
LaSalle Hotel Properties (REIT)	5,250	186,165
Lexington Realty Trust (REIT)	9,554	81,018
Liberty Property Trust (REIT)	6,920	222,962
LTC Properties, Inc. (REIT)	1,567	65,187
Mack-Cali Realty Corp. (REIT)	4,122	75,968
Medical Properties Trust, Inc. (REIT)	9,721	127,442
MFA Financial, Inc. (REIT)	17,122	126,532
Mid-America Apartment Communities, Inc. (REIT)	9,457	688,564
Monmouth Real Estate Investment Corp. (REIT)	2,769	26,915
Monogram Residential Trust, Inc. (REIT)	7,696	69,418
National Health Investors, Inc. (REIT)	1,152	71,770
National Retail Properties, Inc. (REIT)	6,220	217,762
National Storage Affiliates Trust (REIT)	81	1,004
New Residential Investment Corp. (REIT)	9,229	140,650
New Senior Investment Group, Inc. (REIT)	3,103	41,487
New York Mortgage Trust, Inc. (REIT)	5,231	39,128
New York REIT, Inc. (REIT)	7,555	75,172
NexPoint Residential Trust, Inc. (REIT)	877	11,778
NorthStar Realty Finance Corp. (REIT)	16,051	255,211
Omega Healthcare Investors, Inc. (REIT)	6,148	211,061
One Liberty Properties, Inc. (REIT)	599	12,747
Orchid Island Capital, Inc. (REIT)	863	9,674
Outfront Media, Inc. (REIT)	6,353	160,350
Paramount Group, Inc. (REIT)	8,253	141,622
Parkway Properties, Inc. (REIT)	3,917	68,313
Pebblebrook Hotel Trust (REIT)	3,339	143,176
Pennsylvania Real Estate Investment Trust (REIT)	3,200	68,288

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PennyMac Mortgage Investment Trust (REIT)	2,677	$46,660
Physicians Realty Trust (REIT)	29,134	447,498
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,151	125,786
Plum Creek Timber Co., Inc. (REIT)	4,792	194,411
Post Properties, Inc. (REIT)	1,695	92,157
Potlatch Corp. (REIT)	510	18,013
Preferred Apartment Communities, Inc. (REIT), Class A	996	9,910
PS Business Parks, Inc. (REIT)	813	58,658
QTS Realty Trust, Inc. (REIT), Class A	65	2,369
RAIT Financial Trust (REIT)	3,851	23,530
Ramco-Gershenson Properties Trust (REIT)	3,691	60,237
Rayonier, Inc. (REIT)	5,879	150,208
Redwood Trust, Inc. (REIT)	3,906	61,324
Regency Centers Corp. (REIT)	4,374	257,979
Resource Capital Corp. (REIT)	6,108	23,638
Retail Opportunity Investments Corp. (REIT)	4,323	67,525
Retail Properties of America, Inc. (REIT), Class A	10,974	152,868
Rexford Industrial Realty, Inc. (REIT)	2,655	38,710
RLJ Lodging Trust (REIT)	3,893	115,934
Rouse Properties, Inc. (REIT)	1,713	28,008
Sabra Health Care REIT, Inc. (REIT)	2,330	59,974
Saul Centers, Inc. (REIT)	70	3,443
Select Income REIT (REIT)	2,901	59,877
Senior Housing Properties Trust (REIT)	10,931	191,839
Silver Bay Realty Trust Corp. (REIT)	59,296	965,932
Sovran Self Storage, Inc. (REIT)	218	18,946
Spirit Realty Capital, Inc. (REIT)	20,548	198,699
STAG Industrial, Inc. (REIT)	3,030	60,600
Starwood Property Trust, Inc. (REIT)	11,076	238,909
STORE Capital Corp. (REIT)	1,544	31,034
Strategic Hotels & Resorts, Inc. (REIT)*	12,724	154,215
Summit Hotel Properties, Inc. (REIT)	4,045	52,625
Sun Communities, Inc. (REIT)	1,808	111,789
Sunstone Hotel Investors, Inc. (REIT)	9,683	145,342
Taubman Centers, Inc. (REIT)	1,687	117,247
Terreno Realty Corp. (REIT)	2,047	40,326
Trade Street Residential, Inc. (REIT)	938	6,247
Two Harbors Investment Corp. (REIT)	17,081	166,369
UMH Properties, Inc. (REIT)	986	9,663
United Development Funding IV (REIT)	1,419	24,804
Urstadt Biddle Properties, Inc. (REIT), Class A	222	4,147
Washington Real Estate Investment
Trust (REIT)	3,169	82,236
Weingarten Realty Investors (REIT)	5,739	187,608
Western Asset Mortgage Capital Corp. (REIT)	1,966	29,038
Whitestone REIT (REIT)	1,121	14,595
WP Carey, Inc. (REIT)	4,848	285,741
WP GLIMCHER, Inc. (REIT)	8,580	116,087
Xenia Hotels & Resorts, Inc. (REIT)	5,164	112,265

		19,057,599

Real Estate Management & Development (1.8%)
Alexander & Baldwin, Inc.	2,268	89,359
Altisource Asset Management Corp.*	7	1,010
AV Homes, Inc.*	542	7,789
Consolidated-Tomoka Land Co.	142	8,185
Forest City Enterprises, Inc., Class A*	10,094	223,077
Forestar Group, Inc.*	1,638	21,556
FRP Holdings, Inc.*	330	10,702
Howard Hughes Corp.*	18,003	2,584,151
Jones Lang LaSalle, Inc.	568	97,128
Kennedy-Wilson Holdings, Inc.	3,897	95,827
RE/MAX Holdings, Inc., Class A	540	19,175
Realogy Holdings Corp.*	11,284	527,189
St. Joe Co.*	2,397	37,225
Tejon Ranch Co.*	645	16,583

		3,738,956

Thrifts & Mortgage Finance (1.3%)
Anchor BanCorp Wisconsin, Inc.*	335	12,723
Astoria Financial Corp.	4,173	57,546
Bank Mutual Corp.	2,137	16,391
BankFinancial Corp.	820	9,660
BBX Capital Corp., Class A*	115	1,868
Bear State Financial, Inc.*	582	5,436
Beneficial Bancorp, Inc.*	3,810	47,587
Brookline Bancorp, Inc.	3,173	35,823
Capitol Federal Financial, Inc.	6,515	78,441
Charter Financial Corp./Maryland	794	9,853
Clifton Bancorp, Inc.	1,297	18,145
Dime Community Bancshares, Inc.	1,460	24,732
Essent Group Ltd.*	15,100	412,985
EverBank Financial Corp.	4,490	88,228
Federal Agricultural Mortgage Corp., Class C	468	13,600
First Defiance Financial Corp.	432	16,213
Flagstar Bancorp, Inc.*	956	17,667
Fox Chase Bancorp, Inc.	550	9,306
Heritage Financial Group, Inc.	282	8,511
Hingham Institution for Savings	59	6,791
HomeStreet, Inc.*	707	16,134
Hudson City Bancorp, Inc.	24,467	241,734
Impac Mortgage Holdings, Inc.*	52	995
Kearny Financial Corp.*	4,311	48,111
Meridian Bancorp, Inc.*	2,137	28,657

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Meta Financial Group, Inc.	329	$14,121
MGIC Investment Corp.*	8,678	98,756
Nationstar Mortgage Holdings, Inc.*	33,002	554,434
NMI Holdings, Inc., Class A*	2,385	19,128
Northfield Bancorp, Inc.	2,211	33,276
Northwest Bancshares, Inc.	4,370	56,023
OceanFirst Financial Corp.	652	12,160
Ocwen Financial Corp.*	4,965	50,643
Oritani Financial Corp.	2,079	33,368
PennyMac Financial Services, Inc., Class A*	302	5,472
Provident Financial Services, Inc.	3,003	57,027
Radian Group, Inc.	8,840	165,838
Stonegate Mortgage Corp.*	583	5,871
Territorial Bancorp, Inc.	405	9,825
TFS Financial Corp.	3,086	51,906
TrustCo Bank Corp.	4,474	31,452
United Community Financial Corp./Ohio	2,177	11,647
United Financial Bancorp, Inc.	1,910	25,689
Walker & Dunlop, Inc.*	625	16,712
Washington Federal, Inc.	4,387	102,436
Waterstone Financial, Inc.	1,418	18,718
WSFS Financial Corp.	1,308	35,774

		2,637,413

Total Financials		70,210,910

Health Care (6.8%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	281	11,768
Acorda Therapeutics, Inc.*	170	5,666
Adamas Pharmaceuticals, Inc.*	476	12,481
Agenus, Inc.*	724	6,248
Akebia Therapeutics, Inc.*	1,136	11,689
Alkermes plc*	1,179	75,857
Array BioPharma, Inc.*	1,183	8,529
Arrowhead Research Corp.*	1,233	8,816
BioCryst Pharmaceuticals, Inc.*	675	10,078
Calithera Biosciences, Inc.*	498	3,556
Celldex Therapeutics, Inc.*	408	10,290
Cytokinetics, Inc.*	770	5,174
Emergent BioSolutions, Inc.*	409	13,477
Geron Corp.*	395	1,691
Idera Pharmaceuticals, Inc.*	332	1,232
Ignyta, Inc.*	335	5,055
Immunomedics, Inc.*	383	1,555
Inovio Pharmaceuticals, Inc.*	382	3,117
Lexicon Pharmaceuticals, Inc.*	1,127	9,072
Loxo Oncology, Inc.*	347	6,256
MacroGenics, Inc.*	656	10,280
Merrimack Pharmaceuticals, Inc.*	295	3,648
Navidea Biopharmaceuticals, Inc.*	1,368	2,202
Ocata Therapeutics, Inc.*	195	1,028
Osiris Therapeutics, Inc.*	65	1,265
PDL BioPharma, Inc.	7,524	48,379
Peregrine Pharmaceuticals, Inc.*	584	765
Rigel Pharmaceuticals, Inc.*	917	2,944
Spectrum Pharmaceuticals, Inc.*	2,268	15,513
Stemline Therapeutics, Inc.*	591	6,956
Threshold Pharmaceuticals, Inc.*	247	998
Tokai Pharmaceuticals, Inc.*	249	3,312
Vanda Pharmaceuticals, Inc.*	371	4,708
Verastem, Inc.*	1,247	9,402
Versartis, Inc.*	954	14,520
XOMA Corp.*	813	3,154

		340,681

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	1,413	74,536
Align Technology, Inc.*	3,100	194,401
Analogic Corp.	523	41,265
AngioDynamics, Inc.*	1,178	19,319
Anika Therapeutics, Inc.*	139	4,591
AtriCure, Inc.*	330	8,131
Boston Scientific Corp.*	77,062	1,363,997
Cardiovascular Systems, Inc.*	74	1,957
Cerus Corp.*	663	3,441
CONMED Corp.	1,282	74,702
Cooper Cos., Inc.	709	126,181
CryoLife, Inc.	1,178	13,288
Cutera, Inc.*	197	3,050
Cynosure, Inc., Class A*	87	3,356
DENTSPLY International, Inc.	4,801	247,492
Entellus Medical, Inc.*	41	1,061
Exactech, Inc.*	466	9,707
Greatbatch, Inc.*	1,184	63,841
Haemonetics Corp.*	1,250	51,700
Halyard Health, Inc.*	2,145	86,872
Hill-Rom Holdings, Inc.	217	11,790
ICU Medical, Inc.*	233	22,289
Integra LifeSciences Holdings Corp.*	664	44,734
Invacare Corp.	1,494	32,315
LeMaitre Vascular, Inc.	318	3,835
Meridian Bioscience, Inc.	287	5,350
Merit Medical Systems, Inc.*	2,040	43,942
OraSure Technologies, Inc.*	2,406	12,968
Orthofix International N.V.*	17,070	565,358
Oxford Immunotec Global plc*	73	1,011
Quidel Corp.*	769	17,648
Rockwell Medical, Inc.*	256	4,127
RTI Surgical, Inc.*	470	3,036
SurModics, Inc.*	468	10,961
Teleflex, Inc.	1,919	259,929
Tornier N.V.*	761	19,017
TransEnterix, Inc.*	1,453	4,359
Unilife Corp.*	955	2,053
Wright Medical Group, Inc.*	1,195	31,381

		3,488,991

Health Care Providers & Services (3.1%)
Aceto Corp.	175	4,310
Addus HomeCare Corp.*	274	7,634
Alliance HealthCare Services, Inc.*	161	3,009
Almost Family, Inc.*	332	13,250
Amedisys, Inc.*	269	10,687
Amsurg Corp.*	8,845	618,708
BioScrip, Inc.*	3,190	11,580
Brookdale Senior Living, Inc.*	6,682	231,865
Catamaran Corp.*	12,570	767,776

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Community Health Systems, Inc.*	5,459	$343,753
Cross Country Healthcare, Inc.*	566	7,177
Ensign Group, Inc.	82	4,187
ExamWorks Group, Inc.*	9,500	371,450
Five Star Quality Care, Inc.*	1,974	9,475
Genesis Healthcare, Inc.*	867	5,722
Hanger, Inc.*	1,638	38,395
Health Net, Inc.*	2,979	191,014
HealthSouth Corp.	9,564	440,518
Healthways, Inc.*	1,428	17,107
IPC Healthcare, Inc.*	324	17,946
Kindred Healthcare, Inc.	3,854	78,198
LHC Group, Inc.*	565	21,611
LifePoint Health, Inc.*	14,874	1,293,294
Magellan Health, Inc.*	1,264	88,568
MEDNAX, Inc.*	7,226	535,519
National HealthCare Corp.	468	30,415
National Research Corp., Class A	82	1,165
Omnicare, Inc.	2,962	279,169
Owens & Minor, Inc.	2,919	99,246
Patterson Cos., Inc.	1,800	87,570
PharMerica Corp.*	1,408	46,886
Select Medical Holdings Corp.	314	5,087
Surgical Care Affiliates, Inc.*	62	2,380
Team Health Holdings, Inc.*	2,481	162,084
Triple-S Management Corp., Class B*	1,115	28,611
Trupanion, Inc.*	141	1,162
Universal American Corp.*	48,267	488,462
VCA, Inc.*	218	11,860

		6,376,850

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	5,769	78,920
MedAssets, Inc.*	158	3,486
Vocera Communications, Inc.*	401	4,591

		86,997

Life Sciences Tools & Services (1.6%)
Affymetrix, Inc.*	2,562	27,977
Bio-Rad Laboratories, Inc., Class A*	955	143,833
Bio-Techne Corp.	1,000	98,470
Harvard Bioscience, Inc.*	275,449	1,570,059
Luminex Corp.*	1,832	31,620
PerkinElmer, Inc.	15,083	793,969
QIAGEN N.V.*	10,716	265,650
Quintiles Transnational Holdings, Inc.*	6,617	480,460
VWR Corp.*	626	16,733

		3,428,771

Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	478	8,403
Aratana Therapeutics, Inc.*	130	1,966
Assembly Biosciences, Inc.*	62	1,194
Dermira, Inc.*	376	6,599
Endocyte, Inc.*	1,725	8,953
Medicines Co.*	2,758	78,906
Omeros Corp.*	98	1,763
Prestige Brands Holdings, Inc.*	6,700	309,808
Theravance Biopharma, Inc.*	1,176	15,311
Theravance, Inc.	499	9,017

		441,920

Total Health Care		14,164,210

Industrials (12.8%)
Aerospace & Defense (1.3%)
AAR Corp.	1,646	52,458
Aerojet Rocketdyne Holdings, Inc.*	1,533	31,595
Aerovironment, Inc.*	910	23,733
American Science & Engineering, Inc.	353	15,465
Cubic Corp.	999	47,533
Curtiss-Wright Corp.	2,078	150,530
DigitalGlobe, Inc.*	3,360	93,374
Ducommun, Inc.*	508	13,040
Engility Holdings, Inc.	826	20,782
Esterline Technologies Corp.*	1,442	137,480
KEYW Holding Corp.*	1,558	14,521
KLX, Inc.*	2,439	107,633
Kratos Defense & Security Solutions, Inc.*	2,057	12,959
Moog, Inc., Class A*	1,632	115,350
National Presto Industries, Inc.	219	17,590
Orbital ATK, Inc.	2,799	205,335
Sparton Corp.*	188	5,136
Spirit AeroSystems Holdings, Inc., Class A*	497	27,390
Teledyne Technologies, Inc.*	1,218	128,511
Triumph Group, Inc.	2,279	150,391
Vectrus, Inc.*	54,035	1,343,851

		2,714,657

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	2,454	25,742
Atlas Air Worldwide Holdings, Inc.*	1,155	63,479
Hub Group, Inc., Class A*	30,166	1,216,896
UTi Worldwide, Inc.*	4,271	42,667
XPO Logistics, Inc.*	586	26,476

		1,375,260

Airlines (0.2%)
Copa Holdings S.A., Class A	1,521	125,619
JetBlue Airways Corp.*	9,076	188,418
Republic Airways Holdings, Inc.*	2,332	21,408
SkyWest, Inc.	2,368	35,615
Virgin America, Inc.*	77	2,116

		373,176

Building Products (0.3%)
Armstrong World Industries, Inc.*	672	35,804
Fortune Brands Home & Security, Inc.	4,783	219,157
Gibraltar Industries, Inc.*	1,431	29,150
Griffon Corp.	1,211	19,279
Insteel Industries, Inc.	72	1,346
Owens Corning, Inc.	5,454	224,978

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	1,442	$30,902
Simpson Manufacturing Co., Inc.	1,775	60,350
Universal Forest Products, Inc.	930	48,388

		669,354

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	2,590	85,133
ACCO Brands Corp.*	5,104	39,658
ADT Corp.	7,923	265,975
Brady Corp., Class A	2,192	54,230
Brink’s Co.	8,789	258,660
Casella Waste Systems, Inc.,
Class A*	1,490	8,359
CECO Environmental Corp.	1,023	11,591
Civeo Corp.	299,701	920,082
Clean Harbors, Inc.*	884	47,506
Deluxe Corp.	1,050	65,100
Ennis, Inc.	1,191	22,141
Essendant, Inc.	1,774	69,630
G&K Services, Inc., Class A	256	17,700
Heritage-Crystal Clean, Inc.*	532	7,820
Herman Miller, Inc.	7,900	228,547
InnerWorkings, Inc.*	1,072	7,150
KAR Auction Services, Inc.	14,247	532,838
Kimball International, Inc., Class B	1,028	12,501
Matthews International Corp.,
Class A	1,446	76,840
McGrath RentCorp	1,215	36,973
Mobile Mini, Inc.	1,918	80,633
MSA Safety, Inc.	481	23,333
NL Industries, Inc.*	371	2,749
Pitney Bowes, Inc.	5,709	118,804
Quad/Graphics, Inc.	1,320	24,433
R.R. Donnelley & Sons Co.	4,581	79,847
SP Plus Corp.*	71	1,854
Tetra Tech, Inc.	2,789	71,510
TRC Cos., Inc.*	768	7,795
UniFirst Corp.	687	76,841
Viad Corp.	930	25,212
Waste Connections, Inc.	5,732	270,092
West Corp.	2,077	62,518

		3,614,055

Construction & Engineering (2.2%)
AECOM*	17,087	565,238
Aegion Corp.*	1,682	31,857
Ameresco, Inc., Class A*	991	7,581
Argan, Inc.	74	2,984
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,530	226,681
Comfort Systems USA, Inc.	108	2,479
EMCOR Group, Inc.	2,901	138,581
Furmanite Corp.*	245	1,989
Granite Construction, Inc.	1,813	64,380
Great Lakes Dredge & Dock Corp.*	2,556	15,234
HC2 Holdings, Inc.*	322	2,882
Jacobs Engineering Group, Inc.*	14,277	579,932
KBR, Inc.	6,676	130,048
Layne Christensen Co.*	48,921	437,843
MasTec, Inc.*	3,088	61,358
MYR Group, Inc.*	959	29,691
Northwest Pipe Co.*	441	8,983
Orion Marine Group, Inc.*	1,263	9,119
Primoris Services Corp.	567	11,227
Quanta Services, Inc.*	7,589	218,715
Salini Impregilo S.p.A.	424,000	1,938,055
Tutor Perini Corp.*	1,737	37,484

		4,522,341

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	3,970	130,216
Encore Wire Corp.	218	9,655
EnerSys, Inc.	1,504	105,716
Franklin Electric Co., Inc.	154	4,979
FuelCell Energy, Inc.*	8,186	7,997
General Cable Corp.	193	3,808
GrafTech International Ltd.*	5,530	27,429
Hubbell, Inc., Class B	2,326	251,859
LSI Industries, Inc.	960	8,966
Plug Power, Inc.*	3,282	8,041
Powell Industries, Inc.	422	14,842
PowerSecure International, Inc.*	854	12,605
Preformed Line Products Co.	127	4,791
Regal Beloit Corp.	1,965	142,639
Thermon Group Holdings, Inc.*	1,280	30,810
Vicor Corp.*	86	1,048

		765,401

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,355	235,782
Raven Industries, Inc.	1,524	30,983

		266,765

Machinery (3.1%)
Accuride Corp.*	130	501
Actuant Corp., Class A	2,760	63,728
AGCO Corp.	3,512	199,411
Alamo Group, Inc.	445	24,315
Albany International Corp., Class A	1,128	44,894
Allison Transmission Holdings, Inc.	3,790	110,895
Altra Industrial Motion Corp.	234	6,360
American Railcar Industries, Inc.	324	15,759
Astec Industries, Inc.	882	36,885
Barnes Group, Inc.	2,537	98,918
Briggs & Stratton Corp.	2,069	39,849
Chart Industries, Inc.*	1,410	50,408
CIRCOR International, Inc.	791	43,133
CLARCOR, Inc.	130	8,091
Colfax Corp.*	15,513	715,925
Columbus McKinnon Corp.	909	22,725
Crane Co.	2,222	130,498
Donaldson Co., Inc.	643	23,019
Douglas Dynamics, Inc.	766	16,454
Dover Corp.	10,544	739,978
EnPro Industries, Inc.	426	24,376
ESCO Technologies, Inc.	1,214	45,416
ExOne Co.*	485	5,384
Federal Signal Corp.	2,901	43,254
FreightCar America, Inc.	289	6,034
Global Brass & Copper Holdings, Inc.	112	1,905

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Gorman-Rupp Co.	664	$18,645
Graham Corp.	455	9,323
Hurco Cos., Inc.	308	10,663
Hyster-Yale Materials Handling, Inc.	312	21,615
IDEX Corp.	321	25,224
ITT Corp.	4,110	171,962
Joy Global, Inc.	4,508	163,190
Kadant, Inc.	426	20,107
Kennametal, Inc.	17,184	586,318
L.B. Foster Co., Class A	480	16,613
Lincoln Electric Holdings, Inc.	280	17,049
Lindsay Corp.	82	7,209
Lydall, Inc.*	522	15,430
Manitowoc Co., Inc.	6,287	123,225
Meritor, Inc.*	2,006	26,319
Miller Industries, Inc.	475	9,476
Mueller Industries, Inc.	857	29,755
Navistar International Corp.*	2,220	50,239
Oshkosh Corp.	3,618	153,331
Parker-Hannifin Corp.	1,721	200,204
Snap-on, Inc.	3,200	509,600
SPX Corp.	1,898	137,396
Standex International Corp.	158	12,629
Tennant Co.	60	3,920
Terex Corp.	4,860	112,995
Timken Co.	3,581	130,957
Titan International, Inc.	1,895	20,352
TriMas Corp.*	1,955	57,868
Trinity Industries, Inc.	7,164	189,345
Twin Disc, Inc.	375	6,990
Valmont Industries, Inc.	1,034	122,912
WABCO Holdings, Inc.*	3,800	470,136
Watts Water Technologies, Inc., Class A	1,299	67,353
Woodward, Inc.	939	51,636
Xylem, Inc.	8,384	310,795

		6,398,896

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	972	6,775
Golden Ocean Group Ltd.	3,108	11,966
Kirby Corp.*	2,581	197,859
Matson, Inc.	162	6,811
Navios Maritime Holdings, Inc.	3,746	13,935
Safe Bulkers, Inc.	1,733	5,580
Scorpio Bulkers, Inc.*	8,284	13,503
Ultrapetrol Bahamas Ltd.*	1,192	1,347

		257,776

Professional Services (0.8%)
Acacia Research Corp.	2,359	20,688
CBIZ, Inc.*	2,278	21,960
CDI Corp.	680	8,840
CRA International, Inc.*	425	11,845
Dun & Bradstreet Corp.	1,174	143,228
Exponent, Inc.	61	2,732
Franklin Covey Co.*	504	10,226
FTI Consulting, Inc.*	1,772	73,077
Heidrick & Struggles International, Inc.	802	20,916
Hill International, Inc.*	1,668	8,774
Huron Consulting Group, Inc.*	942	66,025
ICF International, Inc.*	907	31,618
Kelly Services, Inc., Class A	1,348	20,692
Korn/Ferry International	1,061	36,891
ManpowerGroup, Inc.	3,618	323,377
Mistras Group, Inc.*	338	6,415
Navigant Consulting, Inc.*	2,223	33,056
Pendrell Corp.*	7,752	10,620
Resources Connection, Inc.	1,425	22,928
Robert Half International, Inc.	5,649	313,519
RPX Corp.*	2,212	37,383
Towers Watson & Co., Class A	2,636	331,609
TriNet Group, Inc.*	158	4,005
Volt Information Sciences, Inc.*	136	1,321
VSE Corp.	189	10,113

		1,571,858

Road & Rail (0.9%)
AMERCO	175	57,209
ArcBest Corp.	803	25,535
Celadon Group, Inc.	407	8,417
Con-way, Inc.	2,669	102,410
Covenant Transportation Group, Inc., Class A*	37	927
Genesee & Wyoming, Inc., Class A*	5,431	413,734
Marten Transport Ltd.	975	21,158
Old Dominion Freight Line, Inc.*	4,500	308,722
Quality Distribution, Inc.*	940	14,532
Roadrunner Transportation Systems, Inc.*	790	20,382
Ryder System, Inc.	9,566	835,781
Universal Truckload Services, Inc.	137	3,009
USA Truck, Inc.*	269	5,711
Werner Enterprises, Inc.	1,564	41,055
YRC Worldwide, Inc.*	1,217	15,797

		1,874,379

Trading Companies & Distributors (0.9%)
Air Lease Corp.	4,499	152,516
Aircastle Ltd.	14,367	325,700
Applied Industrial Technologies, Inc.	1,124	44,567
Beacon Roofing Supply, Inc.*	1,731	57,504
CAI International, Inc.*	822	16,925
DXP Enterprises, Inc.*	402	18,693
GATX Corp.	2,036	108,213
Kaman Corp.	1,157	48,524
Lawson Products, Inc.*	56	1,315
MRC Global, Inc.*	4,767	73,602
MSC Industrial Direct Co., Inc., Class A	1,526	106,469
Neff Corp., Class A*	320	3,229
NOW, Inc.*	4,971	98,973
Real Industry, Inc.*	399	4,529
Rush Enterprises, Inc., Class A*	1,633	42,801
TAL International Group, Inc.*	1,532	48,411
Textainer Group Holdings Ltd.	1,018	26,478
Titan Machinery, Inc.*	775	11,416
United Rentals, Inc.*	2,430	212,917
Veritiv Corp.*	375	13,672

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Watsco, Inc.	2,800	$346,472
WESCO International, Inc.*	2,051	140,781

		1,903,707

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,195	264,003
Wesco Aircraft Holdings, Inc.*	2,843	43,071

		307,074

Total Industrials		26,614,699

Information Technology (10.6%)
Communications Equipment (1.5%)
ADTRAN, Inc.	2,454	39,878
Applied Optoelectronics, Inc.*	129	2,239
ARRIS Group, Inc.*	15,925	487,305
Bel Fuse, Inc., Class B	478	9,809
Black Box Corp.	695	13,900
Brocade Communications Systems, Inc.	19,319	229,510
Calix, Inc.*	2,022	15,387
CommScope Holding Co., Inc.*	11,404	347,936
Comtech Telecommunications Corp.	749	21,758
Digi International, Inc.*	1,149	10,973
EchoStar Corp., Class A*	2,036	99,113
Emcore Corp.*	1,110	6,682
Extreme Networks, Inc.*	4,213	11,333
Finisar Corp.*	4,799	85,758
Harmonic, Inc.*	3,461	23,639
Harris Corp.	2,562	197,043
InterDigital, Inc.	171	9,728
Ixia*	314	3,906
JDS Uniphase Corp.*	10,843	125,562
Juniper Networks, Inc.	41,782	1,085,079
KVH Industries, Inc.*	190	2,556
NETGEAR, Inc.*	1,602	48,092
Novatel Wireless, Inc.*	296	962
Oclaro, Inc.*	4,656	10,523
Polycom, Inc.*	6,248	71,477
ShoreTel, Inc.*	2,354	15,960
Sonus Networks, Inc.*	2,273	15,729
Ubiquiti Networks, Inc.	91	2,904
ViaSat, Inc.*	294	17,716

		3,012,457

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	711	6,527
Amphenol Corp., Class A	6,078	352,342
Anixter International, Inc.*	1,320	85,998
Arrow Electronics, Inc.*	4,427	247,027
Avnet, Inc.	6,270	257,760
AVX Corp.	2,131	28,683
Benchmark Electronics, Inc.*	2,424	52,795
Checkpoint Systems, Inc.	1,952	19,871
Coherent, Inc.*	1,008	63,988
Control4 Corp.*	964	8,570
CTS Corp.	1,552	29,907
Daktronics, Inc.	1,376	16,319
Dolby Laboratories, Inc., Class A	2,314	91,819
DTS, Inc.*	98	2,988
Electro Rent Corp.	794	8,623
Fabrinet*	1,648	30,867
FARO Technologies, Inc.*	619	28,907
FLIR Systems, Inc.	2,388	73,598
Gerber Scientific, Inc. (Escrow Shares)*†	1,097	—
GSI Group, Inc.*	1,589	23,883
II-VI, Inc.*	2,438	46,273
Ingram Micro, Inc., Class A*	6,825	170,830
Insight Enterprises, Inc.*	1,794	53,659
Itron, Inc.*	1,783	61,406
Jabil Circuit, Inc.	7,287	155,140
Keysight Technologies, Inc.*	7,165	223,476
Kimball Electronics, Inc.*	1,353	19,740
Knowles Corp.*	14,061	254,504
Littelfuse, Inc.	141	13,379
Mercury Systems, Inc.*	1,581	23,146
Multi-Fineline Electronix, Inc.*	438	9,575
National Instruments Corp.	4,046	119,195
Newport Corp.*	1,223	23,188
OSI Systems, Inc.*	684	48,420
Park Electrochemical Corp.	947	18,145
PC Connection, Inc.	467	11,554
Plexus Corp.*	969	42,520
Rofin-Sinar Technologies, Inc.*	1,150	31,740
Rogers Corp.*	594	39,287
Sanmina Corp.*	3,819	76,991
ScanSource, Inc.*	1,329	50,582
SYNNEX Corp.	1,328	97,196
Tech Data Corp.*	1,695	97,564
Trimble Navigation Ltd.*	11,359	266,482
TTM Technologies, Inc.*	2,742	27,393
Vishay Intertechnology, Inc.	6,269	73,222
Vishay Precision Group, Inc.*	576	8,675

		3,493,754

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	9,655	674,112
Amber Road, Inc.*	58	407
Bankrate, Inc.*	3,048	31,973
Bazaarvoice, Inc.*	1,528	9,000
Blucora, Inc.*	57,901	935,101
Brightcove, Inc.*	141	967
Care.com, Inc.*	753	4,458
Dealertrack Technologies, Inc.*	1,747	109,694
DHI Group, Inc.*	1,279	11,370
Everyday Health, Inc.*	54	690
Intralinks Holdings, Inc.*	857	10,207
Limelight Networks, Inc.*	2,755	10,855
Liquidity Services, Inc.*	1,121	10,795
Marchex, Inc., Class B	1,463	7,242
Marin Software, Inc.*	1,202	8,101
Millennial Media, Inc.*	5,516	8,936
Monster Worldwide, Inc.*	4,207	27,514
QuinStreet, Inc.*	1,728	11,146
RealNetworks, Inc.*	1,075	5,816
Reis, Inc.	144	3,194
RetailMeNot, Inc.*	1,667	29,723
Rocket Fuel, Inc.*	1,228	10,070
SciQuest, Inc.*	541	8,012
TechTarget, Inc.*	653	5,831
Zillow Group, Inc., Class A*	819	71,040

		2,006,254

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.3%)
6D Global Technologies, Inc.*	418	$2,734
Acxiom Corp.*	22,251	391,173
Amdocs Ltd.	9,251	505,012
Black Knight Financial Services, Inc., Class A*	117	3,612
Booz Allen Hamilton Holding Corp.	10,807	272,769
Broadridge Financial Solutions, Inc.	5,036	251,850
CACI International, Inc., Class A*	1,120	90,597
Cardtronics, Inc.*	8,300	307,515
Cass Information Systems, Inc.	229	12,874
Ciber, Inc.*	3,640	12,558
Convergys Corp.	4,574	116,591
CoreLogic, Inc.*	2,298	91,208
CSG Systems International, Inc.	6,825	216,080
Datalink Corp.*	902	8,064
DST Systems, Inc.	385	48,502
ExlService Holdings, Inc.*	119	4,115
Fidelity National Information Services, Inc.	8,168	504,782
Global Cash Access Holdings, Inc.*	3,061	23,692
IGATE Corp.*	2,573	122,706
Leidos Holdings, Inc.	29,707	1,199,272
ManTech International Corp., Class A	1,119	32,451
MAXIMUS, Inc.	8,300	545,559
ModusLink Global Solutions, Inc.*	1,780	6,052
MoneyGram International, Inc.*	1,364	12,535
NeuStar, Inc., Class A*	204	5,959
Perficient, Inc.*	532	10,236
Science Applications International Corp.	15,365	812,040
ServiceSource International, Inc.*	1,159	6,340
Sykes Enterprises, Inc.*	1,808	43,844
TeleTech Holdings, Inc.	350	9,478
Teradata Corp.*	1,690	62,530
Unisys Corp.*	855	17,091
Vantiv, Inc., Class A*	29,363	1,121,373

		6,871,194

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Energy Industries, Inc.*	862	23,696
Advanced Micro Devices, Inc.*	16,444	39,466
Alpha & Omega Semiconductor Ltd.*	1,062	9,282
Amkor Technology, Inc.*	4,547	27,191
Applied Micro Circuits Corp.*	2,721	18,367
Axcelis Technologies, Inc.*	5,247	15,531
Brooks Automation, Inc.	3,120	35,724
Cabot Microelectronics Corp.*	168	7,914
Cascade Microtech, Inc.*	137	2,086
CEVA, Inc.*	492	9,560
Cohu, Inc.	1,190	15,744
Cree, Inc.*	5,042	131,243
Cypress Semiconductor Corp.*	15,333	180,316
Diodes, Inc.*	1,727	41,638
DSP Group, Inc.*	1,034	10,681
Entegris, Inc.*	2,709	39,470
Exar Corp.*	1,540	15,061
Fairchild Semiconductor International, Inc.*	5,389	93,661
First Solar, Inc.*	3,493	164,101
FormFactor, Inc.*	1,427	13,128
Integrated Silicon Solution, Inc.	1,471	32,568
Intersil Corp., Class A	6,108	76,411
IXYS Corp.	1,168	17,870
Kopin Corp.*	3,219	11,106
Lam Research Corp.	7,030	571,891
Lattice Semiconductor Corp.*	4,027	23,719
Linear Technology Corp.	8,668	383,386
Marvell Technology Group Ltd.	60,624	799,327
MKS Instruments, Inc.	2,467	93,598
Nanometrics, Inc.*	1,092	17,603
NeoPhotonics Corp.*	1,276	11,650
NVE Corp.	123	9,643
OmniVision Technologies, Inc.*	2,690	70,465
ON Semiconductor Corp.*	1,528	17,862
PDF Solutions, Inc.*	88	1,408
Pericom Semiconductor Corp.	1,019	13,400
Photronics, Inc.*	3,088	29,367
PMC-Sierra, Inc.*	5,277	45,171
Power Integrations, Inc.	452	20,421
Rudolph Technologies, Inc.*	1,252	15,037
Semtech Corp.*	2,027	40,236
Sigma Designs, Inc.*	1,610	19,207
Silicon Laboratories, Inc.*	578	31,218
SunEdison, Inc.*	1,009	30,179
SunPower Corp.*	2,336	66,366
Synaptics, Inc.*	5,853	507,660
Teradyne, Inc.	9,913	191,222
Tessera Technologies, Inc.	937	35,587
Ultra Clean Holdings, Inc.*	1,430	8,909
Ultratech, Inc.*	1,278	23,720
Veeco Instruments, Inc.*	1,856	53,341
Xcerra Corp.*	1,418	10,734

		4,174,142

Software (0.8%)
American Software, Inc., Class A	915	8,693
ANSYS, Inc.*	3,366	307,114
Bottomline Technologies de, Inc.*	284	7,898
Cyan, Inc.*	1,029	5,392
Digimarc Corp.*	28	1,264
EnerNOC, Inc.*	1,242	12,047
Epiq Systems, Inc.	938	15,833
ePlus, Inc.*	245	18,779
Glu Mobile, Inc.*	2,661	16,525
Mentor Graphics Corp.	4,622	122,160
Nuance Communications, Inc.*	11,710	205,042
Progress Software Corp.*	2,335	64,213
QAD, Inc., Class A	342	9,039
Rovi Corp.*	21,615	344,759
Sapiens International Corp. N.V.	260	2,699
SeaChange International, Inc.*	1,544	10,823
Silver Spring Networks, Inc.*	123	1,526
SS&C Technologies Holdings, Inc.	341	21,313
Synopsys, Inc.*	6,646	336,620

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Take-Two Interactive Software, Inc.*	1,886	$51,997
TeleCommunication Systems, Inc., Class A*	2,319	7,676
Telenav, Inc.*	1,366	10,996
Verint Systems, Inc.*	164	9,962
Zynga, Inc., Class A*	35,512	101,564

		1,693,934

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	3,275	63,928
Avid Technology, Inc.*	530	7,070
Imation Corp.*	1,527	6,199
Lexmark International, Inc., Class A	2,834	125,263
NCR Corp.*	7,837	235,894
QLogic Corp.*	4,047	57,427
Quantum Corp.*	9,907	16,644
Stratasys Ltd.*	2,356	82,295

		594,720

Total Information Technology		21,846,455

Materials (4.1%)
Chemicals (0.9%)
A. Schulman, Inc.	142	6,208
Albemarle Corp.	5,187	286,685
American Vanguard Corp.	1,190	16,422
Ashland, Inc.	2,828	344,733
Axiall Corp.	3,248	117,090
Cabot Corp.	2,933	109,372
Calgon Carbon Corp.	1,314	25,465
Chase Corp.	21	835
Cytec Industries, Inc.	2,977	180,198
Flotek Industries, Inc.*	2,470	30,949
FutureFuel Corp.	1,117	14,376
Hawkins, Inc.	405	16,358
Huntsman Corp.	3,465	76,473
Innophos Holdings, Inc.	963	50,692
Innospec, Inc.	1,121	50,490
Intrepid Potash, Inc.*	2,594	30,972
Kraton Performance Polymers, Inc.*	1,458	34,817
Kronos Worldwide, Inc.	979	10,730
LSB Industries, Inc.*	582	23,769
Minerals Technologies, Inc.	104	7,086
Olin Corp.	728	19,620
OM Group, Inc.	1,405	47,208
OMNOVA Solutions, Inc.*	854	6,396
Platform Specialty Products Corp.*	4,673	119,535
Quaker Chemical Corp.	178	15,814
Rayonier Advanced Materials, Inc.	1,867	30,357
Scotts Miracle-Gro Co., Class A	210	12,434
Sensient Technologies Corp.	770	52,622
Stepan Co.	456	24,674
Tredegar Corp.	909	20,098
Tronox Ltd., Class A	2,943	43,056
Valhi, Inc.	419	2,372

		1,827,906

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,683	379,671
United States Lime & Minerals, Inc.	82	4,766

		384,437

Containers & Packaging (1.3%)
AptarGroup, Inc.	2,363	150,689
Avery Dennison Corp.	296	18,038
Bemis Co., Inc.	4,015	180,715
Berry Plastics Group, Inc.*	14,237	461,279
Crown Holdings, Inc.*	3,603	190,635
Graphic Packaging Holding Co.	6,408	89,263
Greif, Inc., Class A	1,425	51,086
Owens-Illinois, Inc.*	6,983	160,190
Rock-Tenn Co., Class A	12,858	774,052
Sealed Air Corp.	8,838	454,097
Sonoco Products Co.	4,669	200,113

		2,730,157

Metals & Mining (1.6%)
Acacia Mining plc	151,081	716,668
AK Steel Holding Corp.*	8,249	31,924
Allegheny Technologies, Inc.	15,136	457,107
Carpenter Technology Corp.	2,334	90,279
Century Aluminum Co.*	2,141	22,331
Cliffs Natural Resources, Inc.	7,116	30,812
Coeur Mining, Inc.*	6,263	35,762
Commercial Metals Co.	5,356	86,124
Handy & Harman Ltd.*	104	3,604
Haynes International, Inc.	541	26,682
Hecla Mining Co.	17,168	45,152
Horsehead Holding Corp.*	2,618	30,683
Kaiser Aluminum Corp.	533	44,282
Materion Corp.	928	32,712
Olympic Steel, Inc.	331	5,773
Reliance Steel & Aluminum Co.	9,370	566,698
Royal Gold, Inc.	2,841	174,977
RTI International Metals, Inc.*	1,321	41,638
Ryerson Holding Corp.*	465	4,231
Schnitzer Steel Industries, Inc.,
Class A	1,224	21,383
Steel Dynamics, Inc.	9,938	205,866
Stillwater Mining Co.*	3,773	43,729
SunCoke Energy, Inc.	875	11,375
Tahoe Resources, Inc.	6,476	78,554
TimkenSteel Corp.	1,843	49,742
United States Steel Corp.	17,784	366,706
Worthington Industries, Inc.	1,705	51,252

		3,276,046

Paper & Forest Products (0.1%)
Boise Cascade Co.*	292	10,711
Domtar Corp.	2,948	122,047
Louisiana-Pacific Corp.*	521	8,873
Neenah Paper, Inc.	351	20,695
P.H. Glatfelter Co.	1,985	43,650
Schweitzer-Mauduit International, Inc.	1,163	46,380
Wausau Paper Corp.	130	1,193

		253,549

Total Materials		8,472,095

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	2,654	$23,780
Atlantic Tele-Network, Inc.	474	32,744
Cincinnati Bell, Inc.*	9,711	37,096
Consolidated Communications Holdings, Inc.	816	17,144
Frontier Communications Corp.	46,413	229,744
Globalstar, Inc.*	22,000	46,420
Hawaiian Telcom Holdco, Inc.*	485	12,659
IDT Corp., Class B	650	11,752
inContact, Inc.*	330	3,257
Inteliquent, Inc.	893	16,431
Intelsat S.A.*	945	9,374
Iridium Communications, Inc.*	3,818	34,706
Lumos Networks Corp.	136	2,012
ORBCOMM, Inc.*	2,727	18,407
Pacific DataVision, Inc.*	188	7,920
Premiere Global Services, Inc.*	2,103	21,640
Vonage Holdings Corp.*	7,753	38,067
Windstream Holdings, Inc.	289	1,844
Zayo Group Holdings, Inc.*	17,225	443,027

		1,008,024

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	774	6,393
Leap Wireless International, Inc.*†	2,407	4,549
NTELOS Holdings Corp.*	784	3,622
Shenandoah Telecommunications Co.	159	5,443
Spok Holdings, Inc.	1,005	16,924
Telephone & Data Systems, Inc.	4,337	127,508
U.S. Cellular Corp.*	605	22,791

		187,230

Total Telecommunication Services		1,195,254

Utilities (5.2%)
Electric Utilities (1.9%)
ALLETE, Inc.	2,261	104,888
Cleco Corp.	5,149	277,274
El Paso Electric Co.	1,875	64,987
Empire District Electric Co.	2,032	44,298
Genie Energy Ltd., Class B*	442	4,628
Great Plains Energy, Inc.	7,136	172,406
Hawaiian Electric Industries, Inc.	4,963	147,550
IDACORP, Inc.	2,328	130,694
ITC Holdings Corp.	28,323	911,434
MGE Energy, Inc.	1,604	62,123
OGE Energy Corp.	9,258	264,501
Otter Tail Corp.	1,731	46,045
Pepco Holdings, Inc.	11,695	315,063
Pinnacle West Capital Corp.	5,118	291,163
PNM Resources, Inc.	3,687	90,700
Portland General Electric Co.	18,732	621,153
Spark Energy, Inc., Class A	28	441
UIL Holdings Corp.	2,617	119,911
Unitil Corp.	656	21,661
Westar Energy, Inc.	6,115	209,255

		3,900,175

Gas Utilities (1.3%)
AGL Resources, Inc.	5,548	258,315
Atmos Energy Corp.	4,663	239,118
Chesapeake Utilities Corp.	713	38,395
Laclede Group, Inc.	2,012	104,745
National Fuel Gas Co.	3,955	232,910
New Jersey Resources Corp.	3,951	108,850
Northwest Natural Gas Co.	1,264	53,315
ONE Gas, Inc.	2,428	103,336
Piedmont Natural Gas Co., Inc.	3,644	128,670
Questar Corp.	8,248	172,466
South Jersey Industries, Inc.	3,167	78,320
Southwest Gas Corp.	2,162	115,040
UGI Corp.	26,562	915,061
WGL Holdings, Inc.	2,298	124,758

		2,673,299

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc	2,261	70,814
Atlantic Power Corp.	5,658	17,427
Dynegy, Inc.*	5,926	173,335
NRG Yield, Inc., Class A	1,602	35,228
NRG Yield, Inc., Class C	1,584	34,674
Ormat Technologies, Inc.	995	37,492
Pattern Energy Group, Inc.	2,384	67,658
Talen Energy Corp.*	3,848	66,032
TerraForm Power, Inc., Class A*	2,243	85,189
Vivint Solar, Inc.*	369	4,491

		592,340

Multi-Utilities (1.1%)
Alliant Energy Corp.	5,224	301,529
Avista Corp.	2,881	88,303
Black Hills Corp.	2,087	91,097
CMS Energy Corp.	28,235	899,002
MDU Resources Group, Inc.	9,092	177,567
NorthWestern Corp.	2,183	106,421
SCANA Corp.	6,601	334,341
TECO Energy, Inc.	10,880	192,141
Vectren Corp.	3,818	146,917

		2,337,318

Water Utilities (0.6%)
American States Water Co.	1,596	59,675
American Water Works Co., Inc.	19,156	931,556
Aqua America, Inc.	8,184	200,426
Artesian Resources Corp., Class A	338	7,128
California Water Service Group	2,219	50,704
Connecticut Water Service, Inc.	533	18,207
Consolidated Water Co., Ltd.	650	8,190
Middlesex Water Co.	737	16,627
SJW Corp.	719	22,066
York Water Co.	518	10,806

		1,325,385

Total Utilities		10,828,517

Total Common Stocks (96.8%) (Cost $163,772,022)		200,644,363

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp. 8.000%, 12/15/19	$218,000	$192,669

Total Consumer Discretionary		192,669

Total Corporate Bonds		192,669

Total Long-Term Debt Securities (0.1%) (Cost $218,000)		192,669

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 7/27/15*† (Cost $—)	3,474	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp., expiring 12/15/19*	7,023	105,415

Total Consumer Discretionary		105,415

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†	458	$—

Total Energy		—

Total Warrants (0.1%) (Cost $—)		105,415

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,614,745	3,614,745

Total Short-Term Investments (1.7%) (Cost $3,614,745)		3,614,745

Total Investments (98.7%) (Cost $167,604,767)		204,557,192
Other Assets Less Liabilities (1.3%)		2,784,395

Net Assets (100%)		$207,341,587

*	Non-income producing.
†	Securities (totaling $9,632 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.

At June 30, 2015, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2015	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	6	September-15	$915,666	$898,860	$(16,806)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$25,902,079	$—	$—		$25,902,079
Consumer Staples	9,350,362	—	—		9,350,362
Energy	12,054,699	—	5,083		12,059,782
Financials	70,210,910	—	—		70,210,910
Health Care	14,164,210	—	—		14,164,210
Industrials	24,676,644	1,938,055	—		26,614,699
Information Technology	21,846,455	—	—	(c)	21,846,455
Materials	7,755,427	716,668	—		8,472,095
Telecommunication Services	1,190,705	—	4,549		1,195,254
Utilities	10,828,517	—	—		10,828,517
Corporate Bonds
Consumer Discretionary	—	192,669	—		192,669
Rights
Health Care	—	—	—	(c)	—
Short-Term Investments	3,614,745	—	—		3,614,745
Warrants
Consumer Discretionary	—	105,415	—		105,415
Energy	—	—	—	(c)	—

Total Assets	$201,594,753	$2,952,807	$9,632		$204,557,192

Liabilities:
Futures	$(16,806)	$—	$—		$(16,806)

Total Liabilities	$(16,806)	$—	$—		$(16,806)

Total	$201,577,947	$2,952,807	$9,632		$204,540,386

(a)	A security with a market value of $105,415 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	A security with a market value of $4,549 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2015:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized
	depreciation	$(16,806	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,075)	$(1,075)
Equity contracts	74,700	—	74,700

Total	$74,700	$(1,075)	$73,625

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(39,133)	$(39,133)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 and futures contracts with an average notional balance of approximately $1,263,000 during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,991,579
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,558,354

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,451,582
Aggregate gross unrealized depreciation	(10,884,860)

Net unrealized appreciation	$36,566,722

Federal income tax cost of investments	$167,990,470

For the six months ended June 30, 2015, the Portfolio incurred approximately $696 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $167,604,767)	$204,557,192
Cash	2,119,550
Cash held as collateral at broker	46,900
Receivable for securities sold	20,172,501
Dividends, interest and other receivables	273,242
Receivable from Separate Accounts for Trust shares sold	126,587
Due from broker for futures variation margin	1,126
Other assets	2,179

Total assets	227,299,277

LIABILITIES
Payable for securities purchased	19,554,732
Investment management fees payable	119,376
Payable to Separate Accounts for Trust shares redeemed	117,695
Distribution fees payable – Class IB	24,503
Administrative fees payable	21,490
Trustees’ fees payable	6,972
Distribution fees payable – Class IA	2,826
Accrued expenses	110,096

Total liabilities	19,957,690

NET ASSETS	$207,341,587

Net assets were comprised of:
Paid in capital	$204,764,056
Accumulated undistributed net investment income (loss)	491,863
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(34,849,951)
Net unrealized appreciation (depreciation) on investments and futures	36,935,619

Net assets	$207,341,587

Class IA
Net asset value, offering and redemption price per share, $13,474,103 / 925,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.55

Class IB
Net asset value, offering and redemption price per share, $117,045,494 / 8,207,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.26

Class K
Net asset value, offering and redemption price per share, $76,821,990 / 5,271,795 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,322 foreign withholding tax)	$1,686,172
Interest	12,553

Total income	1,698,725

EXPENSES
Investment management fees	857,285
Distribution fees – Class IB	147,984
Administrative fees	132,466
Custodian fees	78,164
Professional fees	24,253
Distribution fees – Class IA	16,824
Offering costs	10,509
Printing and mailing expenses	5,688
Trustees’ fees	2,662
Miscellaneous	3,731

Gross expenses	1,279,566
Less: Waiver from investment manager	(150,141)

Net expenses	1,129,425

NET INVESTMENT INCOME (LOSS)	569,300

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	12,807,065
Futures	74,700
Foreign currency transactions	(20,490)

Net realized gain (loss)	12,861,275

Change in unrealized appreciation (depreciation) on:
Investments	(7,106,309)
Futures	(39,133)

Net change in unrealized appreciation (depreciation)	(7,145,442)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,715,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,285,133

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$569,300	$846,099
Net realized gain (loss) on investments, futures and foreign currency transactions	12,861,275	21,542,009
Net change in unrealized appreciation (depreciation) on investments and futures	(7,145,442)	(10,244,850)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,285,133	12,143,258

DIVIDENDS :
Dividends from net investment income
Class IA	—	(60,030)
Class IB	—	(533,961)
Class K	—	(583,452)

TOTAL DIVIDENDS :	—	(1,177,443)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 53,355 and 116,433 shares, respectively ]	775,725	1,596,502
Capital shares issued in reinvestment of dividends [ 0 and 4,294 shares, respectively ]	—	60,030
Capital shares repurchased [ (59,508) and (233,477) shares, respectively ]	(861,799)	(3,211,677)

Total Class IA transactions	(86,074)	(1,555,145)

Class IB
Capital shares sold [ 212,465 and 686,386 shares, respectively ]	3,022,220	9,194,649
Capital shares issued in reinvestment of dividends [ 0 and 38,975 shares, respectively ]	—	533,961
Capital shares repurchased [ (628,482) and (1,558,321) shares, respectively ]	(8,932,628)	(21,009,877)

Total Class IB transactions	(5,910,408)	(11,281,267)

Class K
Capital shares sold [ 84,232 and 191,473 shares, respectively ]	1,218,900	2,634,344
Capital shares issued in reinvestment of dividends [ 0 and 41,734 shares, respectively ]	—	583,452
Capital shares repurchased [ (781,746) and (1,464,473) shares, respectively ]	(11,390,905)	(20,419,096)

Total Class K transactions	(10,172,005)	(17,201,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,168,487)	(30,037,712)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,883,354)	(19,071,897)
NET ASSETS:
Beginning of period	217,224,941	236,296,838

End of period (a)	$207,341,587	$217,224,941

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$491,863	$(77,437)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.15	$13.49	$9.98	$8.73	$10.07	$8.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04	0.01	0.02	0.02	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.37	0.68	3.55	1.27	(1.34)	1.98

Total from investment operations	0.40	0.72	3.56	1.29	(1.32)	2.04

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.04)	(0.02)	(0.09)

Net asset value, end of period	$14.55	$14.15	$13.49	$9.98	$8.73	$10.07

Total return (b)	2.83%	5.37%	35.64%	14.73%	(13.07)%	25.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,474	$13,187	$14,096	$12,428	$12,213	$64,756
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.22%	1.25%	1.25%	0.98%	1.02%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.22%	1.25%	1.23%	0.96%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.35%	1.30%	1.26%	0.99%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.44%	0.27%	0.09%	0.17%	0.20%	0.64%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.44%	0.27%	0.09%	0.19%	0.22%	0.65%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.30%	0.15%	0.04%	0.16%	0.19%	0.63%
Portfolio turnover rate (z)^	20%	42%	37%	60%	95%	51%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.87	$13.22	$9.79	$8.55	$9.87	$7.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.04	0.01	0.02	— #	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	0.67	3.46	1.26	(1.32)	1.95

Total from investment operations	0.39	0.71	3.47	1.28	(1.32)	1.98

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.04)	— #	(0.07)

Net asset value, end of period	$14.26	$13.87	$13.22	$9.79	$8.55	$9.87

Total return (b)	2.81%	5.39%	35.50%	14.92%	(13.36)%	24.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,045	$119,568	$125,036	$463,546	$450,690	$553,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.22%	1.25%	1.25%	1.23%	1.27%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.22%	1.25%	1.23%	1.21%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.35%	1.27%	1.26%	1.24%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.44%	0.27%	0.06%	0.17%	— %‡‡	0.38%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.44%	0.27%	0.07%	0.19%	0.03%	0.39%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.30%	0.15%	0.04%	0.16%	— %‡‡	0.37%
Portfolio turnover rate (z)^	20%	42%	37%	60%	95%	51%

See Notes to Financial Statements.

1269

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$14.15	$13.49	$9.98	$8.73	$8.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	0.04	0.04	0.01
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.37	0.69	3.55	1.27	0.04

Total from investment operations	0.42	0.76	3.59	1.31	0.05

Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.06)	(0.02)

Net asset value, end of period	$14.57	$14.15	$13.49	$9.98	$8.73

Total return (b)	2.97%	5.63%	35.98%	15.02%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,822	$84,470	$97,165	$83,979	$84,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.98%	1.00%	1.00%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.98%	1.00%	0.98%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.10%	1.05%	1.01%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.68%	0.51%	0.34%	0.42%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.51%	0.34%	0.44%	0.40%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.39%	0.29%	0.41%	0.35%
Portfolio turnover rate (z)^	20%	42%	37%	60%	95%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1270

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2015	% of Net Assets
Information Technology	70.9%
Exchange Traded Funds	19.4
Consumer Discretionary	7.1
Industrials	1.2
Health Care	0.3
Investment Companies	0.7
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class IA
Actual	$1,000.00	$1,031.40	$6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class IB
Actual	1,000.00	1,031.30	6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class K
Actual	1,000.00	1,033.10	5.29
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1271

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Automobiles (0.6%)
Tesla Motors, Inc.*	19,410	$5,206,927

Household Durables (0.4%)
GoPro, Inc., Class A*	25,400	1,339,088
Harman International Industries, Inc.	14,820	1,762,691
Sony Corp.*	15,600	441,225

		3,543,004

Internet & Catalog Retail (6.0%)
Amazon.com, Inc.*	49,326	21,411,923
Expedia, Inc.	49,916	5,458,315
Groupon, Inc.*	24,355	122,506
HomeAway, Inc.*	5,048	157,094
JD.com, Inc. (ADR)*	63,045	2,149,834
Lands’ End, Inc.*	769	19,094
Liberty TripAdvisor Holdings, Inc.*	4,207	135,550
Netflix, Inc.*	10,905	7,163,931
Priceline Group, Inc.*	5,797	6,674,492
Shutterfly, Inc.*	2,200	105,182
Travelport Worldwide Ltd.	2,103	28,979
TripAdvisor, Inc.*	6,476	564,319
Vipshop Holdings Ltd. (ADR)*	204,610	4,552,572

		48,543,791

Media (0.1%)
CyberAgent, Inc.	11,000	522,204

Total Consumer Discretionary		57,815,926

Health Care (0.3%)
Health Care Equipment & Supplies (0.1%)
Hoya Corp.	26,900	1,078,550

Health Care Technology (0.2%)
M3, Inc.	55,200	1,110,450

Total Health Care		2,189,000

Industrials (1.2%)
Electrical Equipment (0.9%)
Nidec Corp.	72,000	5,391,837
SolarCity Corp.*	36,335	1,945,739

		7,337,576

Professional Services (0.3%)
Equifax, Inc.	10,595	1,028,668
Huron Consulting Group, Inc.*	13,185	924,137
Paylocity Holding Corp.*	982	35,205
WageWorks, Inc.*	10,240	414,208

		2,402,218

Total Industrials		9,739,794

Information Technology (70.9%)
Communications Equipment (6.3%)
ADTRAN, Inc.	3,200	52,000
Arista Networks, Inc.*	14,710	1,202,395
ARRIS Group, Inc.*	7,607	232,774
Brocade Communications Systems, Inc.	24,600	292,248
Ciena Corp.*	66,355	1,571,286
Cisco Systems, Inc.	689,680	18,938,613
CommScope Holding Co., Inc.*	7,368	224,798
EchoStar Corp., Class A*	2,600	126,568
F5 Networks, Inc.*	10,770	1,296,170
Finisar Corp.*	6,100	109,007
Harris Corp.	7,200	553,752
Infinera Corp.*	7,600	159,448
InterDigital, Inc.	2,100	119,469
Ixia*	3,500	43,540
JDS Uniphase Corp.*	13,400	155,172
Juniper Networks, Inc.	20,300	527,191
Motorola Solutions, Inc.	10,842	621,680
NETGEAR, Inc.*	2,100	63,042
Palo Alto Networks, Inc.*	85,593	14,953,097
Plantronics, Inc.	2,300	129,513
Polycom, Inc.*	7,962	91,085
QUALCOMM, Inc.	154,760	9,692,619
Ubiquiti Networks, Inc.	1,553	49,564
ViaSat, Inc.*	2,500	150,650

		51,355,681

Electronic Equipment, Instruments & Components (3.5%)
Alps Electric Co., Ltd.	33,500	1,033,317
Amphenol Corp., Class A	17,914	1,038,475
Anixter International, Inc.*	1,600	104,240
Arrow Electronics, Inc.*	8,675	484,065
Avnet, Inc.	7,800	320,658
AVX Corp.	2,800	37,688
Belden, Inc.	2,400	194,952
Benchmark Electronics, Inc.*	3,000	65,340
CDW Corp.	137,063	4,698,520
Celestica, Inc.*	7,619	88,685
Cognex Corp.	5,000	240,500
Coherent, Inc.*	1,500	95,220
Corning, Inc.	135,445	2,672,330
Dolby Laboratories, Inc., Class A	2,663	105,668
FEI Co.	2,500	207,325
Fitbit, Inc., Class A*	9,600	367,008
Flextronics International Ltd.*	290,600	3,286,686
FLIR Systems, Inc.	8,208	252,971
Ingram Micro, Inc., Class A*	9,000	225,270
InvenSense, Inc.*	4,261	64,341
IPG Photonics Corp.*	2,100	178,867
Itron, Inc.*	2,300	79,212
Jabil Circuit, Inc.	11,000	234,190
Keyence Corp.	2,155	1,163,209
Keysight Technologies, Inc.*	9,813	306,067
Knowles Corp.*	4,924	89,124
Largan Precision Co., Ltd.	10,000	1,142,459
Littelfuse, Inc.	1,300	123,357
Methode Electronics, Inc.	2,200	60,390
Murata Manufacturing Co., Ltd.	25,400	4,433,092
National Instruments Corp.	6,000	176,760
OSI Systems, Inc.*	1,100	77,869
Plexus Corp.*	1,900	83,372
Sanmina Corp.*	4,800	96,768
Sunny Optical Technology Group Co., Ltd.	538,000	1,172,953
SYNNEX Corp.	1,600	117,104
TDK Corp.	9,100	696,711
TE Connectivity Ltd.	23,428	1,506,420

See Notes to Financial Statements.

1272

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tech Data Corp.*	2,200	$126,632
Trimble Navigation Ltd.*	15,100	354,246
Universal Display Corp.*	2,300	118,979
Vishay Intertechnology, Inc.	8,200	95,776
Yaskawa Electric Corp.	43,300	554,761
Zebra Technologies Corp., Class A*	3,000	333,150

		28,904,727

Internet Software & Services (13.4%)
Akamai Technologies, Inc.*	39,990	2,792,102
Alibaba Group Holding Ltd. (ADR)*	43,830	3,605,894
Baidu, Inc. (ADR)*	4,875	970,515
Bankrate, Inc.*	3,276	34,365
comScore, Inc.*	2,000	106,520
Cornerstone OnDemand, Inc.*	2,792	97,162
CoStar Group, Inc.*	1,900	382,394
Criteo S.A. (ADR)*	161,663	7,706,475
Dealertrack Technologies, Inc.*	2,500	156,975
Demandware, Inc.*	1,836	130,503
eBay, Inc.*	162,345	9,779,663
Endurance International Group Holdings, Inc.*	3,514	72,599
Envestnet, Inc.*	2,000	80,860
Facebook, Inc., Class A*	338,236	29,008,810
GoDaddy, Inc., Class A*	41,865	1,180,174
Gogo, Inc.*	3,328	71,319
Google, Inc., Class A*	37,055	20,011,182
Google, Inc., Class C*	20,933	10,895,836
GrubHub, Inc.*	25,073	854,237
IAC/InterActiveCorp	4,500	358,470
j2 Global, Inc.	2,600	176,644
LinkedIn Corp., Class A*	6,200	1,281,106
LogMeIn, Inc.*	1,500	96,735
Marketo, Inc.*	18,778	526,911
NetEase, Inc. (ADR)	34,050	4,932,653
NIC, Inc.	3,600	65,808
Pandora Media, Inc.*	10,495	163,092
Rackspace Hosting, Inc.*	6,700	249,173
Shutterstock, Inc.*	898	52,659
SouFun Holdings Ltd. (ADR)	342,180	2,877,734
Tencent Holdings Ltd.	286,600	5,719,762
Twitter, Inc.*	30,740	1,113,403
VeriSign, Inc.*	6,000	370,320
Web.com Group, Inc.*	2,722	65,927
WebMD Health Corp.*	2,082	92,191
Yahoo!, Inc.*	50,500	1,984,145
Yelp, Inc.*	3,777	162,524
Zillow Group, Inc., Class A*	12,282	1,065,341

		109,292,183

IT Services (11.0%)
Accenture plc, Class A	58,903	5,700,632
Acxiom Corp.*	4,800	84,384
Alliance Data Systems Corp.*	10,351	3,021,871
Amadeus IT Holding S.A., Class A	51,255	2,043,099
Automatic Data Processing, Inc.	40,821	3,275,069
Blackhawk Network Holdings, Inc.*	2,963	122,076
Booz Allen Hamilton Holding Corp.	5,437	137,230
Broadridge Financial Solutions, Inc.	7,000	350,070
CACI International, Inc., Class A*	1,400	113,246
Cardtronics, Inc.*	15,690	581,314
CGI Group, Inc., Class A*	16,300	637,004
Cognizant Technology Solutions Corp., Class A*	195,816	11,962,399
Computer Sciences Corp.	12,890	846,100
Convergys Corp.	5,500	140,195
CoreLogic, Inc.*	5,300	210,357
DST Systems, Inc.	1,600	201,568
EPAM Systems, Inc.*	1,467	104,494
Euronet Worldwide, Inc.*	3,000	185,100
EVERTEC, Inc.	24,268	515,452
Fidelity National Information Services, Inc.	29,400	1,816,920
Fiserv, Inc.*	40,990	3,395,202
FleetCor Technologies, Inc.*	4,375	682,762
Gartner, Inc.*	4,800	411,744
Genpact Ltd.*	90,654	1,933,650
Global Payments, Inc.	3,800	393,110
Heartland Payment Systems, Inc.	24,975	1,349,899
IGATE Corp.*	2,100	100,149
International Business Machines Corp.	53,038	8,627,161
Jack Henry & Associates, Inc.	4,800	310,560
Leidos Holdings, Inc.	3,625	146,341
ManTech International Corp., Class A	1,400	40,600
MasterCard, Inc., Class A	115,160	10,765,157
MAXIMUS, Inc.	3,900	256,347
NeuStar, Inc., Class A*	3,254	95,049
Paychex, Inc.	18,900	886,032
Sabre Corp.	6,311	150,202
Science Applications International Corp.	2,362	124,832
Syntel, Inc.*	1,800	85,464
TeleTech Holdings, Inc.	900	24,372
Teradata Corp.*	8,195	303,215
Total System Services, Inc.	9,600	400,992
Unisys Corp.*	3,200	63,968
Vantiv, Inc., Class A*	18,321	699,679
VeriFone Systems, Inc.*	54,630	1,855,235
Visa, Inc., Class A	327,110	21,965,437
Western Union Co.	30,000	609,900
WEX, Inc.*	12,768	1,455,169
Xerox Corp.	59,954	637,911

		89,818,719

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.*	37,500	90,000
Altera Corp.	17,300	885,760
Amkor Technology, Inc.*	6,600	39,468
Analog Devices, Inc.	79,180	5,082,168
Applied Materials, Inc.	70,800	1,360,776
Atmel Corp.	24,600	242,433
Avago Technologies Ltd.	78,255	10,402,437
Broadcom Corp., Class A	105,315	5,422,669
Cabot Microelectronics Corp.*	1,400	65,954

See Notes to Financial Statements.

1273

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Solar, Inc.*	39,525	$1,130,415
Cavium, Inc.*	3,256	224,045
Cirrus Logic, Inc.*	3,800	129,314
Cree, Inc.*	6,545	170,366
Cypress Semiconductor Corp.*	30,729	361,373
Diodes, Inc.*	2,200	53,042
Disco Corp.	5,900	488,352
Entegris, Inc.*	8,500	123,845
Fairchild Semiconductor International, Inc.*	7,000	121,660
First Solar, Inc.*	4,300	202,014
Freescale Semiconductor Ltd.*	29,556	1,181,353
Hermes Microvision, Inc.	12,000	781,734
Infineon Technologies AG	180,040	2,233,987
Integrated Device Technology, Inc.*	8,800	190,960
Intel Corp.	320,111	9,736,176
Intersil Corp., Class A	8,000	100,080
KLA-Tencor Corp.	9,300	522,753
Lam Research Corp.	66,880	5,440,688
Linear Technology Corp.	20,255	895,879
MA-COM Technology Solutions Holdings, Inc.*	1,248	47,736
Marvell Technology Group Ltd.	73,000	962,505
Maxim Integrated Products, Inc.	16,300	563,573
Microchip Technology, Inc.	16,775	795,554
Micron Technology, Inc.*	102,265	1,926,673
Microsemi Corp.*	5,600	195,720
MKS Instruments, Inc.	11,380	431,757
Monolithic Power Systems, Inc.	2,200	111,562
NVIDIA Corp.	29,700	597,267
NXP Semiconductors N.V.*	2,555	250,901
OmniVision Technologies, Inc.*	3,568	93,464
ON Semiconductor Corp.*	24,641	288,053
PMC-Sierra, Inc.*	11,200	95,872
Power Integrations, Inc.	5,435	245,553
Qorvo, Inc.*	19,750	1,585,333
Rambus, Inc.*	6,700	97,083
Rohm Co., Ltd.	9,000	603,751
Semtech Corp.*	3,900	77,415
Silicon Laboratories, Inc.*	2,400	129,624
Siltronic AG*	21,135	824,682
Skyworks Solutions, Inc.	158,270	16,475,907
Sumco Corp.	57,600	721,500
SunEdison Semiconductor Ltd.*	17,055	294,540
SunEdison, Inc.*	60,995	1,824,360
SunPower Corp.*	63,494	1,803,865
Synaptics, Inc.*	2,100	182,144
Taiwan Semiconductor Manufacturing Co., Ltd.	258,000	1,174,837
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,315	29,864
Teradyne, Inc.	12,400	239,196
Tessera Technologies, Inc.	2,600	98,748
Texas Instruments, Inc.	60,100	3,095,751
Veeco Instruments, Inc.*	2,200	63,228
Xilinx, Inc.	15,000	662,400

		84,270,119

Software (17.0%)
ACI Worldwide, Inc.*	6,900	169,533
Activision Blizzard, Inc.	29,100	704,511
Adobe Systems, Inc.*	93,650	7,586,586
Advent Software, Inc.	2,700	119,367
ANSYS, Inc.*	5,200	474,448
Aspen Technology, Inc.*	15,203	692,497
Autodesk, Inc.*	13,100	655,982
Barracuda Networks, Inc.*	609	24,129
Blackbaud, Inc.	2,700	153,765
CA, Inc.	18,200	533,078
Cadence Design Systems, Inc.*	16,900	332,254
CDK Global, Inc.	9,333	503,795
Citrix Systems, Inc.*	9,200	645,472
CommVault Systems, Inc.*	2,600	110,266
Dassault Systemes S.A.	15,000	1,090,658
Electronic Arts, Inc.*	43,600	2,899,400
Ellie Mae, Inc.*	1,685	117,596
FactSet Research Systems, Inc.	2,300	373,773
Fair Isaac Corp.	1,800	163,404
FireEye, Inc.*	143,865	7,036,437
Fleetmatics Group plc*	15,760	738,041
Fortinet, Inc.*	109,845	4,539,894
Guidewire Software, Inc.*	3,985	210,926
HubSpot, Inc.*	651	32,277
Imperva, Inc.*	62,707	4,245,264
Infoblox, Inc.*	3,189	83,584
Informatica Corp.*	6,100	295,667
Intuit, Inc.	81,235	8,186,051
Manhattan Associates, Inc.*	4,400	262,460
Mentor Graphics Corp.	5,600	148,008
Microsoft Corp.	847,575	37,420,436
MicroStrategy, Inc., Class A*	500	85,040
NetScout Systems, Inc.*	2,100	77,007
NetSuite, Inc.*	2,100	192,675
Nintendo Co., Ltd.	3,300	551,955
Nuance Communications, Inc.*	14,600	255,646
Open Text Corp.	7,168	290,519
Oracle Corp.	334,210	13,468,663
Paycom Software, Inc.*	1,544	52,728
Pegasystems, Inc.	2,000	45,780
Progress Software Corp.*	2,904	79,860
Proofpoint, Inc.*	66,588	4,239,658
PTC, Inc.*	6,562	269,173
Qlik Technologies, Inc.*	5,400	188,784
Qualys, Inc.*	14,840	598,794
RealPage, Inc.*	2,900	55,303
Red Hat, Inc.*	10,500	797,265
Rovi Corp.*	5,327	84,966
Sage Group plc	153,740	1,238,015
Salesforce.com, Inc.*	73,225	5,098,657
SAP SE (ADR)	19,300	1,355,439
ServiceNow, Inc.*	166,148	12,346,458
SolarWinds, Inc.*	3,900	179,907
Solera Holdings, Inc.	3,869	172,403
Splunk, Inc.*	74,817	5,208,760
SS&C Technologies Holdings, Inc.	3,900	243,750
Symantec Corp.	39,100	909,075
Synchronoss Technologies, Inc.*	2,100	96,033
Synopsys, Inc.*	8,900	450,785
Tableau Software, Inc., Class A*	58,261	6,717,493
Take-Two Interactive Software, Inc.*	5,000	137,850
TiVo, Inc.*	5,300	53,742

See Notes to Financial Statements.

1274

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	1,900	$245,822
Ultimate Software Group, Inc.*	1,678	275,762
Verint Systems, Inc.*	3,469	210,724
VMware, Inc., Class A*	5,000	428,700
Workday, Inc., Class A*	10,932	835,095
Zendesk, Inc.*	3,292	73,115
Zynga, Inc., Class A*	38,072	108,886

		138,269,846

Technology Hardware, Storage & Peripherals (9.4%)
3D Systems Corp.*	6,300	122,976
Apple, Inc.	450,148	56,459,813
BlackBerry Ltd.*	27,752	227,011
Canon, Inc.	37,900	1,233,295
Diebold, Inc.	3,800	133,000
Electronics for Imaging, Inc.*	2,700	117,477
EMC Corp.	112,200	2,960,958
Fujifilm Holdings Corp.	20,600	736,153
Hewlett-Packard Co.	104,400	3,133,044
Lexmark International, Inc., Class A	3,600	159,120
NCR Corp.*	9,700	291,970
NEC Corp.	21,000	63,660
NetApp, Inc.	62,208	1,963,284
Nimble Storage, Inc.*	39,592	1,110,952
QLogic Corp.*	5,000	70,950
SanDisk Corp.	12,010	699,222
Seagate Technology plc	18,405	874,238
Super Micro Computer, Inc.*	2,000	59,160
Western Digital Corp.	83,270	6,530,033

		76,946,316

Total Information Technology		578,857,591

Total Common Stocks (79.5%) (Cost $419,666,491)		648,602,311

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.4%)
iShares® North American Tech ETF‡	416,450	43,160,878
Technology Select Sector SPDR® Fund	1,364,300	56,482,020
Vanguard Information Technology Index ETF	549,600	58,384,008

Total Investment Companies (19.4%) (Cost $84,782,521)		158,026,906

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares.	5,641,046	5,641,046

Total Short-Term Investments (0.7%) (Cost $5,641,046)		5,641,046

Total Investments (99.6%) (Cost $510,090,058)		812,270,263
Other Assets Less Liabilities (0.4%)		3,454,381

Net Assets (100%)		$815,724,644

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF	$41,975,752	$463,998	$—	$43,160,878	$175,484	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$56,852,497	$963,429	$—	$57,815,926
Health Care	—	2,189,000	—	2,189,000
Industrials	4,347,957	5,391,837	—	9,739,794
Information Technology	549,155,649	29,701,942	—	578,857,591
Investment Companies
Exchange Traded Funds (ETFs)	158,026,906	—	—	158,026,906
Short-Term Investments	5,641,046	—	—	5,641,046

Total Assets	$774,024,055	$38,246,208	$—	$812,270,263

Total Liabilities	$—	$–	$–	$–

Total	$774,024,055	$38,246,208	$–	$812,270,263

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$67,656	$67,656

^ This Portfolio held forward foreign currency contracts as a substitute for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $74,000 for one month during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$269,333,162
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$283,343,285

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,451,886
Aggregate gross unrealized depreciation	(6,922,466)

Net unrealized appreciation	$288,529,420

Federal income tax cost of investments	$523,740,843

For the six months ended June 30, 2015, the Portfolio incurred approximately $193 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $27,080,813)	$43,160,878
Unaffiliated Issuers (Cost $483,009,245)	769,109,385
Cash	2,148,000
Foreign cash (Cost $1,988,892)	1,980,639
Receivable from Separate Accounts for Trust shares sold	745,124
Dividends, interest and other receivables	194,216
Receivable for securities sold	48,331
Other assets	8,348

Total assets	817,394,921

LIABILITIES
Investment management fees payable	618,515
Payable to Separate Accounts for Trust shares redeemed	567,267
Distribution fees payable – Class IB	167,913
Administrative fees payable	85,254
Payable for securities purchased	66,044
Trustees’ fees payable	19,254
Distribution fees payable – Class IA	3,458
Accrued expenses	142,572

Total liabilities	1,670,277

NET ASSETS	$815,724,644

Net assets were comprised of:
Paid in capital	$484,024,971
Accumulated undistributed net investment income (loss)	(1,392,021)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	30,919,403
Net unrealized appreciation (depreciation) on investments and foreign currency translations	302,172,291

Net assets	$815,724,644

Class IA
Net asset value, offering and redemption price per share, $16,302,962 / 776,718 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.99

Class IB
Net asset value, offering and redemption price per share, $793,917,394 / 38,862,571 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.43

Class K
Net asset value, offering and redemption price per share, $5,504,288 / 259,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($175,484 of dividend income received from affiliates) (net of $29,429 foreign withholding tax)	$3,817,173
Interest	3,851

Total income	3,821,024

EXPENSES
Investment management fees	3,891,938
Distribution fees – Class IB	996,525
Administrative fees	506,421
Custodian fees	48,761
Professional fees	31,214
Printing and mailing expenses	21,207
Distribution fees – Class IA	20,765
Offering costs	10,509
Trustees’ fees	10,099
Miscellaneous	10,983

Gross expenses	5,548,422
Less: Waiver from investment manager	(228,746)

Net expenses	5,319,676

NET INVESTMENT INCOME (LOSS)	(1,498,652)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	32,620,126
Foreign currency transactions	1,764

Net realized gain (loss)	32,621,890

Change in unrealized appreciation (depreciation) on:
Investments ($721,128 of change in unrealized appreciation (depreciation) from affiliates)	(5,615,556)
Foreign currency translations	61,048

Net change in unrealized appreciation (depreciation)	(5,554,508)

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,067,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,568,730

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,498,652)	$(1,513,233)
Net realized gain (loss) on investments and foreign currency transactions	32,621,890	80,103,699
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,554,508)	18,015,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,568,730	96,605,862

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,082,184)
Class IB	—	(55,244,236)
Class K	—	(361,299)

TOTAL DISTRIBUTIONS	—	(56,687,719)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,096 and 85,779 shares, respectively ]	442,688	1,756,541
Capital shares issued in reinvestment of distributions [ 0 and 52,866 shares, respectively ]	—	1,082,184
Capital shares repurchased [ (54,290) and (117,661) shares, respectively ]	(1,147,555)	(2,357,768)

Total Class IA transactions	(704,867)	480,957

Class IB
Capital shares sold [ 2,699,157 and 4,806,966 shares, respectively ]	54,752,746	96,029,550
Capital shares issued in reinvestment of distributions [ 0 and 2,772,865 shares, respectively ]	—	55,244,236
Capital shares repurchased [ (3,591,350) and (6,632,690) shares, respectively ]	(73,056,052)	(130,655,697)

Total Class IB transactions	(18,303,306)	20,618,089

Class K
Capital shares sold [ 121,374 and 336,418 shares, respectively ]	2,566,785	6,965,443
Capital shares issued in reinvestment of distributions [ 0 and 17,469 shares, respectively ]	—	361,299
Capital shares repurchased [ (146,656) and (141,757) shares, respectively ]	(3,077,001)	(2,894,864)

Total Class K transactions	(510,216)	4,431,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,518,389)	25,530,924

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,050,341	65,449,067
NET ASSETS:
Beginning of period	809,674,303	744,225,236

End of period (a)	$815,724,644	$809,674,303

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,392,021)	$106,631

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IA		2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.35	$19.23	$14.18	$12.50	$13.10	$11.10

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.04)	(0.03)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	2.65	5.08	1.69	(0.57)	2.04

Total from investment operations	0.64	2.61	5.05	1.68	(0.60)	2.00

Less distributions:
Distributions from net realized gains	—	(1.49)	—	—	—	—

Net asset value, end of period	$20.99	$20.35	$19.23	$14.18	$12.50	$13.10

Total return (b)	3.14%	13.55%	35.61%	13.44%	(4.58)%	18.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,303	$16,481	$15,170	$12,142	$12,244	$12,776
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30%	1.37%	1.40%	1.40%	1.14%	1.16%
After waivers and fees paid indirectly (a)(f)	1.30%	1.37%	1.39%	1.39%	1.13%	1.14%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.40%	1.40%	1.40%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.37)%	(0.20)%	(0.17)%	(0.11)%	(0.27)%	(0.35)%
After waivers and fees paid indirectly (a)(f)	(0.37)%	(0.20)%	(0.16)%	(0.10)%	(0.26)%	(0.34)%
Before waivers and fees paid indirectly (a)(f)	(0.42)%	(0.23)%	(0.17)%	(0.11)%	(0.27)%	(0.35)%
Portfolio turnover rate (z)^	33%	59%	64%	62%	78%	84%

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class IB		2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.81	$18.75	$13.83	$12.19	$12.81	$10.88

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.04)	(0.03)	(0.01)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.66	2.59	4.95	1.65	(0.55)	1.99

Total from investment operations	0.62	2.55	4.92	1.64	(0.62)	1.93

Less distributions:
Distributions from net realized gains	—	(1.49)	—	—	—	—

Net asset value, end of period	$20.43	$19.81	$18.75	$13.83	$12.19	$12.81

Total return (b)	3.13%	13.58%	35.57%	13.45%	(4.84)%	17.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$793,917	$787,345	$727,651	$607,397	$580,608	$663,895
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30%	1.37%	1.40%	1.40%	1.39%	1.41%
After waivers and fees paid indirectly (a)(f)	1.30%	1.37%	1.39%	1.39%	1.38%	1.39%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.40%	1.40%	1.40%	1.39%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.37)%	(0.20)%	(0.17)%	(0.10)%	(0.53)%	(0.60)%
After waivers and fees paid indirectly (a)(f)	(0.37)%	(0.20)%	(0.16)%	(0.09)%	(0.52)%	(0.58)%
Before waivers and fees paid indirectly (a)(f)	(0.42)%	(0.23)%	(0.17)%	(0.10)%	(0.53)%	(0.60)%
Portfolio turnover rate (z)^	33%	59%	64%	62%	78%	84%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,		August 29, 2012* to December 31, 2012
Class K		2014	2013
Net asset value, beginning of period	$20.55	$19.37	$14.20	$14.48

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	0.04	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	2.63	5.12	(0.31)

Total from investment operations	0.68	2.67	5.17	(0.28)

Less distributions:
Distributions from net realized gains	—	(1.49)	—	—

Net asset value, end of period	$21.23	$20.55	$19.37	$14.20

Total return (b)	3.31%	13.76%	36.41%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,504	$5,849	$1,404	$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.10%	1.15%	1.14%
After waivers and fees paid indirectly (a)(f)	1.05%	1.10%	1.14%	1.13%
Before waivers and fees paid indirectly (a)(f)	1.11%	1.14%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%	0.17%	0.29%	0.58%
After waivers and fees paid indirectly (a)(f)	(0.13)%	0.17%	0.30%	0.59%
Before waivers and fees paid indirectly (a)(f)	(0.18)%	0.13%	0.29%	0.58%
Portfolio turnover rate (z)^	33%	59%	64%	62%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end management investment company with eighty-three diversified portfolios and three non-diversified portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On April 16, 2014, AXA Equitable contributed $25,000 in seed capital into each of Class IB and Class K of the AXA/Horizon Small Cap Value Portfolio, the AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio and the AXA/Pacific Global Small Cap Value Portfolio.

On June 13, 2014, AXA Equitable contributed $100 split evenly in seed capital into Class IA, Class IB and Class K of each of the Multimanager Aggressive Equity Portfolio, the Multimanager Core Bond Portfolio, the Multimanager Mid Cap Growth Portfolio, the Multimanager Mid Cap Value Portfolio and the Multimanager Technology Portfolio.

On February 9, 2015 FMG LLC contributed capital of $50,000,000 into Class K of AXA/Loomis Sayles Growth Portfolio.

On April 30, 2015, FMG LLC contributed seed capital in the following amounts into the specific classes as shown below. Operations for these classes started on May 1, 2015.

Portfolios	Class	Seed capital
AXA/AB Dynamic Growth	Class IB	$100,000
AXA/AB Dynamic Growth	Class K	9,000,000
AXA/DoubleLine Opportunistic Core Plus Bond	Class IB	100,000
AXA/DoubleLine Opportunistic Core Plus Bond	Class K	49,900,000
AXA/Goldman Sachs Strategic Allocation	Class IB	100,000
AXA/Goldman Sachs Strategic Allocation	Class K	9,900,000
AXA/Invesco Strategic Allocation	Class IB	100,000
AXA/Invesco Strategic Allocation	Class K	9,900,000
AXA/Horizon Small Cap Value	Class IB	100,000
AXA/Lord Abbett Micro Cap	Class IB	100,000
AXA/Morgan Stanley Small Cap Growth	Class IB	100,000
AXA/Pacific Global Small Cap Value	Class IB	100,000
EQ/Large Cap Value Index	Class K	100,000

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for its Portfolio(s).

Each of the All Asset Moderate Growth-Alt 15 Portfolio, the All Asset Growth-Alt 20 Portfolio, the All Asset Aggressive-Alt 25 Portfolio, the All Asset Aggressive-Alt 50 Portfolio and the All Asset Aggressive-Alt 75 Portfolio (each, an “All Asset Portfolio” and together, the “All Asset Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The All Asset Portfolios pursue their investment objectives by investing exclusively in other mutual funds managed by FMG LLC and other unaffiliated exchange-traded funds (“ETFs”).

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June 30, 2015 (Unaudited)

Each of the AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio (each, an “AXA Strategy Portfolio” and together, the “AXA Strategy Portfolios”) and AXA/Franklin Templeton Allocation Managed Volatility Portfolio is a type of mutual fund often described as “fund-of-funds.” The AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategy Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by FMG LLC.

Each of the EQ/Energy ETF Portfolio and the EQ/Low Volatility Global ETF Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in other unaffiliated exchange-traded funds.

Each of the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Pacific Global Small Cap Value Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Real Estate PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio may employ multiple Sub-Advisers (each a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will be managing its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser or Sub-Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Multiadviser Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Advisers, the Multiadviser Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K. As of and during the six months ended June 30, 2015, the Trust had Class IB shares outstanding for each Portfolio except for the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and ATM Small Cap Managed Volatility Portfolio. During the six months ended June 30, 2015, the Trust had Class IA shares outstanding for certain Portfolios as shown in the respective Statements of Assets and Liabilities. In addition, during the six months ended June 30, 2015, the Trust had Class K shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to

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June 30, 2015 (Unaudited)

distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Moderate Growth-Alt 15 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

All Asset Aggressive-Alt 25 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

All Asset Aggressive-Alt 50 Portfolio — Seeks long-term capital appreciation.

All Asset Aggressive-Alt 75 Portfolio — Seeks long-term capital appreciation.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA/Franklin Templeton Allocation Managed Volatility Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

EQ/Energy ETF Portfolio — Seeks long-term capital appreciation.

EQ/Low Volatility Global ETF Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

AXA Global Equity Managed Volatility Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”), Morgan Stanley Investment Management, Inc. (“MSIM”) and OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST Partners, LLC (“EARNEST”), WHV Investments and its affiliate Hirayama Investments, LLC, and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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AXA International Value Managed Volatility Portfolio (sub-advised by BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital Guardian Trust Company (“Capital Guardian”), Institutional Capital LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wells Capital Management, Inc. (“Wells Capital Management”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Value Managed Volatility Portfolio (sub-advised by AB L.P. (“AB”) (an affiliate of FMG LLC), BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Natural Resources Portfolio (formerly AXA/Natural Resources PLUS Portfolio, name change effective January 20, 2015) (sub-advised by AB) — Seeks to achieve long-term growth of capital. On January 20, 2015 RBC Global Asset Management (U.S.) Inc. (“RBC”) was removed as a sub-adviser to the Portfolio.

AXA SmartBeta Equity Portfolio (sub-advised by AXA Rosenberg Investment Management LLC (an affiliate of FMG LLC)) — Seeks to achieve long-term capital appreciation.

AXA/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

AXA/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

AXA/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

AXA/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

AXA/Franklin Balanced Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Goldman Sachs Strategic Allocation Portfolio — (sub-advised by Goldman Sachs Asset Management L.P.) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

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AXA/Horizon Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

AXA/Invesco Strategic Allocation Portfolio (sub-advised by Invesco Advisers, Inc. (“Invesco”)) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Loomis Sayles Growth Portfolio (sub-advised by Loomis, Sayles & Company L.P. (“Loomis Sayles”)) — Seeks to achieve capital appreciation.

AXA/Lord Abbett Micro Cap Portfolio (sub-advised by BlackRock and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

AXA/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

AXA/Mutual Large Cap Equity Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Pacific Global Small Cap Value Portfolio (sub-advised by BlackRock and Pacific Global Investment Management Company — Seeks to achieve long-term growth of capital.

AXA/Templeton Global Equity Managed Volatility Portfolio (sub-advised by BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/BlackRock Basic Value Equity Portfolio (sub-advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

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EQ/Boston Advisors Equity Income Portfolio (sub-advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (sub-advised by Calvert Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Research Portfolio (sub-advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Convertible Securities Portfolio (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

EQ/Core Bond Index Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Intermediate Government/Credit Bond Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Price Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/GAMCO Mergers and Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (sub-advised by BlackRock, First International Advisors, LLC and Wells Capital Management) — Seeks to achieve capital growth and current income.

EQ/High Yield Bond Portfolio (sub-advised by AXA Investment Managers, Inc. (an affiliate of FMG LLC) and Post Advisory Group, LLP) — Seeks to maximize current income.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Intermediate Government Bond Index.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

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EQ/Large Cap Value Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s (“S&P”) MidCap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.

EQ/Money Market Portfolio (sub-advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Mid Cap Growth Portfolio (sub-advised by MSIM) — Seeks to achieve capital growth.

EQ/Oppenheimer Global Portfolio (sub-advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Real Estate PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to provide long-term capital appreciation and current income.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/UBS Growth and Income Portfolio (sub-advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Wells Fargo Omega Growth Portfolio (sub-advised by Wells Capital Management) — Seeks to achieve long-term capital growth.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge Investments, LLC, Marsico, Scotia Institutional Asset Management US, Ltd., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk. On January 20, 2015, DoubleLine was added as a sub-adviser to the Portfolio.

Multimanager Mid Cap Growth Portfolio (sub-advised by AB, BlackRock, Franklin Advisers and Wellington Management) — Seeks to achieve long-term growth of capital.

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Multimanager Mid Cap Value Portfolio (sub-advised by BlackRock, Diamond Hill, Knightsbridge Asset Management LLC and Lord Abbett) — Seeks to achieve long-term growth of capital.

Multimanager Technology Portfolio (sub-advised by Allianz Global Investors U.S. LLC, SSGA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including ETFs) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

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Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Centrally cleared swaps are priced using the value determined by the central counterparty (“CCP”) at the end of the day. If the CCP price is unavailable, a price provided by an approved pricing service will be used.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the six months ended June 30, 2015, each of the EQ/Global Bond PLUS, EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Real Estate PLUS Portfolio and Multimanager Core Bond Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2015, is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Portfolio NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At June 30, 2015, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

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The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2014. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs incurred during the year ended December 31, 2014 by the Portfolios shown below were:

Portfolios:	Amount
AXA/Horizon Small Cap Value	$23,569
AXA/Lord Abbett Micro Cap	23,427
AXA/Morgan Stanley Small Cap Growth	23,427
AXA/Pacific Global Small Cap Value	23,427
Multimanager Aggressive Equity	23,387
Multimanager Core Bond	23,387
Multimanager Mid Cap Growth	23,387
Multimanager Mid Cap Value	23,387
Multimanager Technology	23,387

Offering costs are amortized by the Portfolios over a twelve-month period on a straight-line basis.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

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(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2014, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Post-October Loss Deferrals (EQ/Emerging Markets Equity PLUS Portfolio, EQ/High Yield Bond Portfolio and EQ/MFS International Growth Portfolio), Capital Loss Carryovers (AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/International Equity Index Portfolio, EQ/Invesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Oppenheimer Global Portfolio,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Mid Cap Value Portfolio), Mark to Market of Forward Foreign Currency Contracts (EQ/PIMCO Global Real Return Portfolio and EQ/Real Estate PLUS Portfolio), Mark to Market of Futures Contracts (AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and ATM Small Cap Managed Volatility Portfolio), Deferral of Losses on Offsetting Positions (AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Real Estate PLUS Portfolio, Multimanager Aggressive Equity Portfolio and Multimanager Core Bond Portfolio), Wash Sale Loss Deferrals (AXA International Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Lord Abbett Micro-Cap Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Common Stock Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Invesco Comstock Portfolio, EQ/Large Cap Value Index Portfolio, EQ/MFS International Growth Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Real Estate PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio), Partnership Basis Adjustments (All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio and AXA/Horizon Small Cap Value Portfolio), and Loss Deferrals Due to Investments in Affiliated Fund of Fund Investments (All Asset Growth-Alt 20 Portfolio and AXA/Franklin Templeton Allocation Managed Volatility Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2014 and December 31, 2013, were as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Moderate Growth-Alt 15	$294,762	$104,149	$3,090	$242,354	$100,757	$13,388	$1,195	$73,657
All Asset Growth-Alt 20	4,294,195	7,178,979	1,762,231	2,854,533	7,452,302	12,560,820	286,983	7,167,237
All Asset Aggressive-Alt 25	275,663	119,676	3,560	348,658	91,217	11,250	1,439	87,730
All Asset Aggressive-Alt 50	122,219	—	1,117	68,009	68,345	40,839	—	4,227
All Asset Aggressive-Alt 75	141,745	—	1,291	27,543	70,244	23,522	—	—
AXA Ultra Conservative Strategy	38,184	24,769	507	14,589	29,055	2,446	2,048	20,308
AXA Conservative Strategy	5,686,691	5,138,631	369,724	85,678	7,369,517	1,271,798	189,991	5,135,395
AXA Conservative Growth Strategy	13,525,258	16,243,533	58,678	7,066,988	17,753,724	3,255,566	597,782	16,084,760

1294

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Balanced Strategy	$32,523,425	$45,951,367	$59,821	$19,579,003	$42,808,562	$8,378,382	$955,708	$41,851,661
AXA Moderate Growth Strategy	75,354,303	121,672,567	189,272	49,076,476	104,261,239	22,666,997	2,999,703	108,215,604
AXA Growth Strategy	43,167,564	69,351,236	—	30,831,181	53,753,605	9,713,045	106,547	57,454,503
AXA Aggressive Strategy	22,983,565	27,898,031	—	16,863,625	19,083,789	1,740,272	109,055	20,560,212
AXA/Franklin Templeton Allocation Managed Volatility	24,263,499	4,716,388	75,338	2,035,209	16,106,544	—	—	—
EQ/Energy ETF	115,444	—	—	—	32,684	—	—	—
EQ/Low Volatility Global ETF	165,326	201	1,154	8,692	55,887	158	—	—
AXA Global Equity Managed Volatility	24,099,419	—	—	—	21,301,320	—	—	—
AXA International Core Managed Volatility	28,510,953	—	245,433	—	17,115,733	—	—	—
AXA International Value Managed Volatility	20,696,788	—	57,819	—	14,955,307	—	308,044	—
AXA Large Cap Core Managed Volatility	45,690,674	97,236,258	—	14,124,780	50,972,756	53,979,596	24,258,448	16,347,368
AXA Large Cap Growth Managed Volatility	13,129,339	219,901	—	18,451,634	10,931,373	—	—	—
AXA Large Cap Value Managed Volatility	81,461,642	—	—	—	55,520,966	—	—	—
AXA Mid Cap Value Managed Volatility	13,478,112	—	—	—	11,227,652	—	—	—
AXA Natural Resources	402,469	110,885	—	—	267,942	—	—	—
AXA SmartBeta Equity	318,183	—	1,360	16	25,469	—	—	—
AXA/AB Dynamic Moderate Growth	24,523,660	7,719,556	5,697,722	47,852	24,347,575	18,338,540	6,472,178	4,262,914
AXA/AB Short Duration Government Bond	—	—	—	—	—	—	—	—
AXA/AB Small Cap Growth	14,126,682	212,549,081	10,538	27,489,129	30,157,196	174,779,751	3,145,869	18,104,830
AXA/Franklin Balanced Managed Volatility	34,060,571	—	—	—	32,030,339	—	—	—
AXA/Franklin Small Cap Value Managed Volatility	518,487	—	—	—	906,811	—	—	—
AXA/Horizon Small Cap Value	1,163,792	3,490,034	—	—	—	—	—	—
AXA/Loomis Sayles Growth	6,859,815	54,834,224	1,001,639	81,171	2,910,443	25,688,156	1,512,799	1,003,050
AXA/Lord Abbett Micro Cap	—	—	—	1,514,414	—	—	—	—
AXA/Morgan Stanley Small Cap Growth	—	8,493,201	—	16,246	—	—	—	—
AXA/Mutual Large Cap Equity Managed Volatility	13,993,407	—	1,087,515	—	6,148,113	—	391,197	—
AXA/Pacific Global Small Cap Value	781,352	3,408,257	—	263,568	—	—	—	—
AXA/Templeton Global Equity Managed Volatility	13,857,764	—	—	—	7,799,770	—	—	—
AXA 500 Managed Volatility	129,091,431	118,926,665	14,934,450	21,856,944	143,221,878	174,559,875	25,778,613	37,982,248

1295

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA 400 Managed Volatility	$14,159,010	$18,543,224	$587,402	$4,186,582	$9,022,260	$17,851,837	$2,730,217	$4,171,143
AXA 2000 Managed Volatility	48,157,313	79,502,487	7,184,882	13,347,125	66,751,072	114,074,488	17,119,328	24,613,767
AXA International Managed Volatility	34,335,590	7,659,095	19,876,737	2,938,873	68,818,713	24,843,750	3,941,400	5,635,630
ATM International Managed Volatility	64,059,274	24,281,383	434,931	—	129,877,927	42,143,011	—	—
ATM Large Cap Managed Volatility	134,409,796	317,826,550	14,978,402	72,676,840	207,545,988	334,922,131	38,472,165	78,512,489
ATM Mid Cap Managed Volatility	5,804,478	44,983,022	794,640	7,107,733	23,096,739	57,013,679	2,154,162	9,423,341
ATM Small Cap Managed Volatility	18,553,303	84,328,021	3,670,462	19,976,710	69,585,342	148,998,406	13,342,127	32,935,790
EQ/BlackRock Basic Value Equity	22,150,561	—	840,305	—	26,583,332	—	38,611	—
EQ/Boston Advisors Equity Income	19,981,552	74,592,819	289,885	15,081,942	32,316,286	71,250,649	3,855,933	5,064,542
EQ/Calvert Socially Responsible	977,375	1,061,137	28,244	106,854	813,721	—	12,336	—
EQ/Capital Guardian Research	2,501,712	—	—	—	4,761,913	—	—	—
EQ/Common Stock Index	69,508,039	—	—	—	67,518,170	—	—	—
EQ/Convertible Securities	754,888	6,157	141,213	160,611	113,791	—	10,026	—
EQ/Core Bond Index	128,374,779	—	—	—	108,281,458	—	—	—
EQ/Emerging Markets Equity PLUS	429,982	49,905	13,255	—	130,101	—	—	—
EQ/Equity 500 Index	65,420,171	48,085,620	883,581	4,943,411	53,780,629	—	2,963,955	—
EQ/GAMCO Mergers and Acquisitions	4,629,779	6,693,645	590,952	337,696	11,092,384	3,149,297	683,433	322,704
EQ/GAMCO Small Company Value	7,675,800	99,648,881	—	31,485,176	14,316,974	128,817,760	—	17,520,492
EQ/Global Bond PLUS	6,052,104	1,438,262	360,843	220,142	4,198,396	4,121,441	1,531,384	264,101
EQ/High Yield Bond	7,758,079	—	76,291	—	3,188,346	—	—	—
EQ/Intermediate Government Bond	53,416,265	4,724,067	—	755,782	35,073,719	—	—	—
EQ/International Equity Index	53,376,348	—	135,689	—	37,218,568	—	—	—
EQ/Invesco Comstock	3,242,041	—	735,010	—	2,491,223	—	2,853	—
EQ/JPMorgan Value Opportunities	1,662,124	—	—	—	2,609,701	—	48,883	—
EQ/Large Cap Growth Index	18,781,557	136,328,262	1,513,356	4,866,913	12,626,621	58,341,196	—	11,187,616
EQ/Large Cap Value Index	8,845,987	—	—	—	7,005,337	—	—	—
EQ/MFS International Growth	22,025,897	41,011,889	3,100,404	—	13,919,298	12,867,919	63,240	6,941,540
EQ/Mid Cap Index	12,658,355	—	—	—	11,293,781	—	—	—
EQ/Money Market	3,774	—	5,751	—	8,493	—	1,406	—
EQ/Morgan Stanley Mid Cap Growth	4,151,382	127,706,702	—	10,944,334	17,698,753	46,898,422	3,757,465	16,583,598
EQ/Oppenheimer Global	761,094	—	195,771	—	2,656,926	—	99,333	—
EQ/PIMCO Global Real Return	1,552,043	—	701,239	—	53,173	—	9,825	—
EQ/PIMCO Ultra Short Bond	11,832,945	—	—	—	21,231,855	—	690,806	—
EQ/Quality Bond PLUS	18,365,129	—	2,115,758	—	6,665,889	—	2,136,383	—

1296

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Real Estate PLUS	$1,862,301	$10,249	$173,638	$40,359	$252,479	$—	$—	$—
EQ/Small Company Index	7,975,776	84,123,150	—	3,506,434	11,472,062	71,810,611	—	5,240,420
EQ/T. Rowe Price Growth Stock	—	—	—	—	—	—	—	—
EQ/UBS Growth and Income	525,536	20,444	—	1,552,677	749,617	—	—	—
EQ/Wells Fargo Omega Growth	11,330,033	38,967,010	677,139	8,684,869	27,200,083	61,831,752	4,429,282	6,546,845
Multimanager Aggressive Equity	1,105,639	—	95,235	—	1,183,430	—	—	—
Multimanager Core Bond	22,129,339	—	1,516,443	—	25,012,231	529,281	8,764,758	—
Multimanager Mid Cap Growth	2,968,037	16,209,448	143,709	3,052,474	5,352,941	43,523,700	536,841	2,621,951
Multimanager Mid Cap Value	1,177,443	—	—	—	1,020,709	—	—	—
Multimanager Technology	5,128,599	51,559,120	437,929	11,663,549	—	—	—	—

The following Portfolios had a Return of Capital during the year ended December 31, 2014:

Portfolios:	Return of Capital
EQ/Energy ETF	$11,226
AXA/Horizon Small Cap Value	268,434

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2014 as follows:

	Expiring
Portfolios:	2015	2016	2017	2018	Total	Utilized
AXA Global Equity Managed Volatility	$—	$—	$305,988,553	$—	$305,988,553	$123,505,054
AXA International Core Managed Volatility	25,869,323	971,754,608	199,633,279	41,253,569	1,238,510,779	64,533,265
AXA International Value Managed Volatility	—	229,755,431	344,845,998	106,075,604	680,677,033	—
AXA Large Cap Core Managed Volatility	—	95,249,044	—	—	95,249,044	108,914,484
AXA Large Cap Growth Managed Volatility	—	51,706,306	—	—	51,706,306	421,098,958
AXA Large Cap Value Managed Volatility	—	195,062,554	817,024,616	—	1,012,087,170	356,831,097
AXA Mid Cap Value Managed Volatility	—	—	175,451,553	67,567,857	243,019,410	217,403,924
AXA/Franklin Balanced Managed Volatility	—	—	70,395,607	—	70,395,607	72,186,225
AXA/Franklin Small Cap Value Managed Volatility	—	—	56,168,949	—	56,168,949	40,721,261
AXA/Mutual Large Cap Equity Managed Volatility	—	—	42,640,058	—	42,640,058	52,254,648
AXA/Templeton Global Equity Managed Volatility	—	—	56,917,538	—	56,917,538	42,413,437
EQ/BlackRock Basic Value Equity	—	—	693,352,714	—	693,352,714	187,657,790
EQ/Calvert Socially Responsible	—	—	—	—	—	2,369,961
EQ/Capital Guardian Research	—	—	56,407,694	—	56,407,694	52,581,275
EQ/Common Stock Index	—	—	1,418,665,046	—	1,418,665,046	270,523,389
EQ/Core Bond Index	—	55,362,012	201,163,515	—	256,525,527	8,950,838
EQ/International Equity Index	—	—	685,851,337	2,618,169	688,469,506	3,258,316
EQ/Invesco Comstock	—	513,996,168	12,905,535	—	526,901,703	45,868,504
EQ/JPMorgan Value Opportunities	—	—	43,997,763	—	43,997,763	21,438,816
EQ/Large Cap Value Index	—	15,344,929	5,829,746	—	21,174,675	20,310,553

1297

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Expiring
Portfolios:	2015	2016	2017	2018	Total	Utilized
EQ/Mid Cap Index	$—	$—	$201,541,092	$—	$201,541,092	$134,473,977
EQ/Oppenheimer Global	—	4,456,246	11,003,618	3,113,370	18,573,234	—
EQ/PIMCO Ultra Short Bond	4,924,596	131,902,909	115,032,572	2,184,178	254,044,255	—
EQ/Quality Bond PLUS	—	26,889,936	118,294,631	—	145,184,567	11,571,443
EQ/T. Rowe Price Growth Stock	—	—	11,376,496	—	11,376,496	65,042,073
EQ/UBS Growth and Income	—	—	—	—	—	8,899,569
Multimanager Aggressive Equity	—	526,437,249	328,131,387	—	854,568,636	68,766,375
Multimanager Mid Cap Value	—	—	47,375,745	—	47,375,745	20,096,078
Multimanager Technology	—	—	—	—	—	7,979,932

Included in the capial loss carryforward amounts are the following losses acquired from the stated Portfolios as a result of a tax free reorganization that occurred during the year shown. Certain capital loss carryforwards may be subject to limiation on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

	Expiring
Portfolios:	2015	2016	2017	2018	Total	Stated Portfolio	Merger Date
AXA International Core Managed Volatility	$25,869,323	$971,754,608	$—	$—	$997,623,931	Multimanager International Equity	June 13, 2014
AXA Large Cap Core Managed Volatility	—	95,249,044	—	—	95,249,044	Multimanager Large Cap Core Equity	June 13, 2014
AXA Large Cap Growth Managed Volatility	—	51,706,306	—	—	51,706,306	EQ/Equity Growth PLUS	June 20, 2014
AXA Large Cap Value Managed Volatility	—	195,062,554	—	—	195,062,554	Multimanager Large Cap Value	June 20, 2014
EQ/Invesco Comstock	—	513,996,168	—	—	513,996,168	EQ/Davis New York Venture and EQ/Lord Abbett Large Cap Core	June 13, 2014

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2015)	Converted to USD (as of June 30, 2015)
AXA Global Equity Managed Volatility	2,097,447,617	$32,976,071
EQ/MFS International Growth	13,447,242	211,418
EQ/Oppenheimer Global	32,265,730	507,282

The following Portfolios utilized net capital loss carryforwards during 2014 and/or have losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
AXA/AB Short Duration Government Bond Portfolio	$—	$—	$2,378,879	$994,588
AXA/Franklin Templeton Allocation Managed Volatility	—	919,541	—	—
AXA International Value Managed Volatility	—	—	—	9,961,953
AXA Natural Resources	162,749	—	—	—

1298

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Emerging Markets Equity PLUS	$—	$18,919	$—	$—
EQ/Intermediate Government Bond	53,701	—	—	—
EQ/International Equity Index	—	10,654,775	—	—
EQ/Oppenheimer Global	170,462	1,495,239	1,278,734	5,865,791
EQ/PIMCO Global Real Return	—	153,334	—	23,021
EQ/PIMCO Ultra Short Bond	—	—	7,847,944	7,821,260
EQ/Quality Bond PLUS	2,523,097	—	—	—
Multimanager Core Bond	—	—	—	10,703,176

Sale-Buybacks:

The EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and EQ/Real Estate PLUS Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2015. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. The EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and EQ/Real Estate PLUS Portfolio had open sale-buybacks at June 30, 2015.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

1299

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end

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of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and ATM Small Cap Managed Volatility Portfolio used futures contracts during the six months ended June 30, 2015, to equitize cash or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

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Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Total Return Swap Agreements:

The EQ/Real Estate PLUS Portfolio entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by the Portfolio’s sub-adviser, PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the

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Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Offsetting Assets and Liabilities:

The Portfolios adopted Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information enables users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position.

For U.S. GAAP purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Recent Accounting Standard:

In July 2014, the Securities and Exchange Commission (“SEC”) passed certain Money Market reforms. This regulation mandates that institutional and prime money market funds move to a floating NAV, provides the ability for a fund’s board of directors to impose certain liquidity fees and redemption gates, and enhances Money Market reporting requirements. Management is currently evaluating the impact of applying this regulation.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategy Portfolios, the Management Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Sub-Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Sub-Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. With respect to the Management Agreements for the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2015,

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for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Moderate Growth-Alt 15	0.100% of average daily net assets
All Asset Growth-Alt 20	0.100% of average daily net assets
All Asset Aggressive-Alt 25	0.100% of average daily net assets
All Asset Aggressive-Alt 50	0.100% of average daily net assets
All Asset Aggressive-Alt 75	0.100% of average daily net assets
AXA Ultra Conservative Strategy	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
AXA Aggressive Strategy	0.100% of average daily net assets
AXA/Franklin Templeton Allocation Managed Volatility	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA/DoubleLine Opportunistic Core Plus Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Global Real Return	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Global Equity Managed Volatility	0.750%	0.700%	0.675%	0.650%	0.625%
AXA SmartBeta Equity	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/AB Dynamic Growth	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/AB Dynamic Moderate Growth	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/Franklin Balanced Managed Volatility	0.650%	0.600%	0.575%	0.550%	0.525%
AXA/Franklin Small Cap Value Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Loomis Sayles Growth	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/Goldman Sachs Strategic Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Invesco Strategic Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Mutual Large Cap Equity Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Templeton Global Equity Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/GAMCO Small Company Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Invesco Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Morgan Stanley Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%

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	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/T. Rowe Price Growth Stock	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Wells Fargo Omega Growth	0.650%	0.600%	0.575%	0.550%	0.525%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA International Core Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA International Value Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA Large Cap Core Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Growth Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Value Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Mid Cap Value Managed Volatility	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/AB Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/Horizon Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Lord Abbett Micro Cap	0.850%	0.800%	0.775%	0.750%	0.725%
AXA/Morgan Stanley Small Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Pacific Global Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Real Estate PLUS	0.550%	0.500%	0.475%	0.450%	0.425%
Multimanager Aggressive Equity	0.580%	0.550%	0.525%	0.500%	0.475%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $2 Billion	Next $2 Billion	Thereafter
AXA/AB Short Duration Government Bond	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA 500 Managed Volatility	0.450%	0.430%	0.410%	0.400%
AXA 400 Managed Volatility	0.450%	0.430%	0.410%	0.400%
AXA 2000 Managed Volatility	0.450%	0.430%	0.410%	0.400%
AXA International Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM International Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM Large Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM Mid Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM Small Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/Convertible Securities	0.700%	0.680%	0.660%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/High Yield Bond	0.600%	0.580%	0.560%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%
Multimanager Core Bond	0.550%	0.530%	0.510%

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	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Energy ETF	0.500%	0.490%	0.480%	0.470%
EQ/Low Volatility Global ETF	0.500%	0.490%	0.480%	0.470%
AXA Natural Resources	0.500%	0.490%	0.480%	0.470%
EQ/Calvert Socially Responsible	0.500%	0.490%	0.480%	0.470%
EQ/Common Stock Index	0.350%	0.340%	0.330%	0.320%
EQ/Core Bond Index	0.350%	0.340%	0.330%	0.320%
EQ/Equity 500 Index	0.250%	0.240%	0.230%	0.220%
EQ/Intermediate Government Bond	0.350%	0.340%	0.330%	0.320%
EQ/International Equity Index	0.400%	0.390%	0.380%	0.370%
EQ/Large Cap Growth Index	0.350%	0.340%	0.330%	0.320%
EQ/Large Cap Value Index	0.350%	0.340%	0.330%	0.320%
EQ/Mid Cap Index	0.350%	0.340%	0.330%	0.320%
EQ/Small Company Index	0.250%	0.240%	0.230%	0.220%

Prior to January 20, 2015 the following Portfolio’s management fee was as follows:

	(as a percentage of average daily net assets)
Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Natural Resources	0.550%	0.500%	0.475%	0.450%	0.425%

On behalf of the Trust, with the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, ETF Portfolios, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers for the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment sub-advisory services to the Portfolios, including the fees of the Sub-Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio (excluding the Tactical Portfolios) pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $15 billion

0.11% on the next $5 billion

0.10% on assets thereafter

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The AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio and the Tactical Portfolios each pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio and the Tactical Portfolios

0.15% on the first $15 billion

0.11% on the next $5 billion

0.10% on assets thereafter

Each All Asset Portfolio, AXA Strategy Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Portfolios, the AXA Strategy Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio

0.15% of the first $20 billion

0.125% of the next $5 billion

0.10% on assets thereafter

For all other Portfolios:

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% on the next $10 billion

0.095% on assets thereafter

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

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Note 5	Concentration of Credit Risk

At June 30, 2015, EQ/PIMCO Global Real Return Portfolio held significant collateral balances with limited brokers or BNP Paribas S.A. The Portfolio is subject to credit risk arising should BNP Paribas S.A. be unable to fulfill its obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 7	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2016 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
All Asset Moderate Growth-Alt 15	0.40%	N/A	0.65%
All Asset Growth – Alt 20	0.40%	0.65%	0.65%
All Asset Aggressive-Alt 25	0.40%	N/A	0.65%
All Asset Aggressive-Alt 50	0.40%	N/A	0.65%
All Asset Aggressive-Alt 75	0.40%	N/A	0.65%
AXA Ultra Conservative Strategy	0.70%*	0.95%*	0.95%*
AXA Conservative Strategy	0.70%*	0.95%*	0.95%*
AXA Conservative Growth Strategy	0.75%*	1.00%*	1.00%*
AXA Balanced Strategy	0.80%*	1.05%*	1.05%*
AXA Moderate Growth Strategy	0.85%*	1.10%*	1.10%*
AXA Growth Strategy	0.85%*	1.10%*	1.10%*
AXA Aggressive Strategy	0.90%*	N/A	1.15%*
AXA/Franklin Templeton Allocation Managed Volatility	0.15%	0.40%	0.40%
EQ/Energy ETF	0.70%	N/A	0.95%
EQ/Low Volatility Global ETF	0.70%	N/A	0.95%
AXA International Core Managed Volatility	0.85%	1.10%	1.10%
AXA International Value Managed Volatility	0.85%	1.10%	1.10%
AXA Large Cap Core Managed Volatility	0.75%	1.00%	1.00%
AXA Large Cap Growth Managed Volatility	0.75%	1.00%	1.00%
AXA Large Cap Value Managed Volatility	0.75%	1.00%	1.00%
AXA Mid Cap Value Managed Volatility	0.80%	1.05%	1.05%
AXA Natural Resources	0.65%	N/A	0.90%
AXA SmartBeta Equity	1.00%	N/A	1.25%
AXA/AB Dynamic Growth	0.95%	N/A	1.20%
AXA/AB Dynamic Moderate Growth	0.95%	1.20%	1.20%
AXA/AB Short Duration Government Bond	0.65%	0.90%	0.90%
AXA/DoubleLine Opportunistic Core Plus Bond	0.85%	N/A	1.10%
AXA/Franklin Balanced Managed Volatility	1.05%	1.30%	1.30%

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June 30, 2015 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
AXA/Franklin Small Cap Value Managed Volatility	1.05%	1.30%	1.30%
AXA/Goldman Sachs Strategic Allocation	1.00%	N/A	1.25%
AXA/Horizon Small Cap Value	1.00%	N/A	1.25%
AXA/Invesco Strategic Allocation	1.00%	N/A	1.25%
AXA/Loomis Sayles Growth	0.90%	1.15%	1.15%
AXA/Lord Abbett Micro Cap	1.05%	N/A	1.30%
AXA/Morgan Stanley Small Cap Growth	1.00%	N/A	1.25%
AXA/Mutual Large Cap Equity Managed Volatility	1.05%	1.30%	1.30%
AXA/Pacific Global Small Cap Value	1.00%	N/A	1.25%
AXA/Templeton Global Equity Managed Volatility	1.10%	1.35%	1.35%
AXA 500 Managed Volatility	0.70%	0.95%	0.95%
AXA 400 Managed Volatility	0.70%	0.95%	0.95%
AXA 2000 Managed Volatility	0.70%	0.95%	0.95%
AXA International Managed Volatility	0.70%	0.95%	0.95%
ATM International Managed Volatility	0.70%	0.95%	0.95%
ATM Large Cap Managed Volatility	0.70%	0.95%	0.95%
ATM Mid Cap Managed Volatility	0.70%	0.95%	0.95%
ATM Small Cap Managed Volatility	0.70%	0.95%	0.95%
EQ/BlackRock Basic Value Equity	0.70%	0.95%	0.95%
EQ/Boston Advisors Equity Income	0.80%	1.05%	1.05%
EQ/Calvert Socially Responsible	0.90%	1.15%	1.15%
EQ/Capital Guardian Research	0.72%	0.97%	0.97%
EQ/Convertible Securities	1.05%	N/A	1.30%
EQ/Core Bond Index	0.47%	0.72%	0.72%
EQ/Emerging Markets Equity PLUS	1.00%	N/A	1.25%
EQ/Global Bond PLUS	0.75%	1.00%	1.00%
EQ/High Yield Bond	0.95%	N/A	1.20%
EQ/Invesco Comstock	0.75%	1.00%	1.00%
EQ/JPMorgan Value Opportunities	0.75%	1.00%	1.00%
EQ/MFS International Growth	1.00%	1.25%	1.25%
EQ/Morgan Stanley Mid Cap Growth	0.85%	1.10%	1.10%
EQ/Oppenheimer Global	1.00%	1.25%	1.25%
EQ/PIMCO Global Real Return	0.75%	N/A	1.00%
EQ/PIMCO Ultra Short Bond	0.60%	0.85%	0.85%
EQ/Quality Bond PLUS	0.60%	0.85%	0.85%
EQ/Real Estate PLUS	0.85%	N/A	1.10%
EQ/T. Rowe Price Growth Stock	0.85%	1.10%	1.10%
EQ/UBS Growth and Income	0.80%	1.05%	1.05%
EQ/Wells Fargo Omega Growth	0.80%	1.05%	1.05%
Multimanager Aggressive Equity	0.80%	1.05%	1.05%
Multimanager Core Bond	1.00%	1.25%	1.25%
Multimanager Mid Cap Growth	0.90%	1.15%	1.15%
Multimanager Mid Cap Value	0.90%	1.15%	1.15%
Multimanager Technology	1.05%	1.30%	1.30%

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses of other investment companies in which the Portfolio invests are included in Fund Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

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June 30, 2015 (Unaudited)

Between January 20, 2015 and April 30, 2015, FMG LLC had voluntarily agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
AXA Natural Resources	0.70%	N/A	0.95%

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Prior to January 20, 2015, the following Portfolio’s expense limitations were as follows:

Portfolio:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
AXA Natural Resources	0.85%	N/A	1.10%

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Prior to April 30, 2015, the following Portfolios’ expense limitations were as follows:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
Multimanager Mid Cap Growth	1.00%	1.25%	1.25%
Multimanager Mid Cap Value	1.00%	1.25%	1.25%
Multimanager Technology	1.15%	1.40%	1.40%

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Prior to April 30, 2015, FMG LLC had voluntarily agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
Multimanager Mid Cap Growth	0.90%	1.15%	1.15%
Multimanager Mid Cap Value	0.90%	1.15%	1.15%
Multimanager Technology	1.05%	1.30%	1.30%

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the six months ended June 30, 2015, FMG LLC received recoupment from the following Portfolios:

Portfolios:	Recoupment
AXA Balanced Strategy	$7,262
AXA Growth Strategy	300,712
EQ/International ETF (a Portfolio no longer in the Trust)	4,546

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June 30, 2015 (Unaudited)

Portfolios:	Recoupment
EQ/Low Volatility Global ETF	$168
AXA/Horizon Small Cap Value	14,728
AXA/Loomis Sayles Growth	11,570
AXA/Morgan Stanley Small Cap Growth	19,170
AXA/Pacific Global Small Cap Value	13,414
EQ/BlackRock Basic Value Equity	62,270
EQ/Global Bond PLUS	29,415
EQ/JPMorgan Value Opportunities	767
EQ/PIMCO Ultra Short Bond	36,679
EQ/Quality Bond PLUS	348,063
Multimanager Core Bond	26,762

$875,526

At June 30, 2015, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2015	2016	2017	2018	Total Eligible For Reimbursement
All Asset Moderate Growth-Alt 15	$85,990	$167,382	$178,674	$66,443	$498,489
All Asset Growth-Alt 20	395,126	663,051	222,411	—	1,280,588
All Asset Aggressive-Alt 25	85,981	143,380	185,767	65,862	480,990
All Asset Aggressive-Alt 50	—	55,927	190,188	65,462	311,577
All Asset Aggressive-Alt 75	—	56,106	188,918	65,435	310,459
AXA Ultra Conservative Strategy	40,843	111,221	95,169	40,259	287,492
AXA Conservative Strategy	266,706	605,042	608,871	273,877	1,754,496
AXA Conservative Growth Strategy	299,743	687,531	693,860	284,056	1,965,190
AXA Balanced Strategy	297,688	622,323	508,313	21,719	1,450,043
AXA/Franklin Templeton Allocation Managed Volatility	513,577	1,062,811	1,023,445	468,399	3,068,232
EQ/Energy ETF	—	53,899	106,576	28,137	188,612
EQ/Low Volatility Global ETF	—	53,746	104,661	26,905	185,312
AXA Natural Resources	—	—	—	27,529	27,529
AXA SmartBeta Equity	—	51,496	116,456	25,829	193,781
AXA/AB Dynamic Growth	—	—	—	23,477	23,477
AXA/DoubleLine Opportunistic Core Plus Bond	—	—	—	13,051	13,051
AXA/Goldman Sachs Strategic Allocation	—	—	—	23,555	23,555
AXA/Invesco Strategic Allocation	—	—	—	23,665	23,665
AXA/Horizon Small Cap Value	—	—	29,285	—	29,285
AXA/Lord Abbett Micro Cap	—	—	83,862	17,620	101,482
AXA/Pacific Global Small Cap Value	—	—	33,595	—	33,595
EQ/Boston Advisors Equity Income	383,899	744,800	658,889	304,533	2,092,121
EQ/Capital Guardian Research	316,663	424,079	248,422	118,025	1,107,189
EQ/Convertible Securities	—	52,486	122,075	34,347	208,908
EQ/Emerging Markets Equity PLUS	—	152,749	103,416	32,137	288,302
EQ/Global Bond PLUS	—	13,836	35,404	1,844	51,084
EQ/Invesco Comstock	83,113	134,793	99,173	74,190	391,269
EQ/JPMorgan Value Opportunities	11,834	32,927	21,672	6,404	72,837
EQ/Oppenheimer Global	5,955	233,478	252,463	111,458	603,354
EQ/PIMCO Global Real Return	—	122,428	100,113	46,457	268,998
EQ/PIMCO Ultra Short Bond	—	—	36,513	12,439	48,952
EQ/Real Estate PLUS	—	177,017	200,815	56,310	434,142

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June 30, 2015 (Unaudited)

Portfolios:	2015	2016	2017	2018	Total Eligible For Reimbursement
EQ/T.Rowe Price Growth Stock	$—	$161,070	$226,315	$93,369	$480,754
EQ/UBS Growth and Income	113,849	163,841	132,269	61,331	471,290
Multimanager Core Bond	—	—	6,140	—	6,140
Multimanager Mid Cap Growth	—	—	—	53,114	53,114
Multimanager Mid Cap Value	—	—	—	42,137	42,137
Multimanager Technology	—	—	—	76,232	76,232

During the six months ended June 30, 2015, FMG LLC voluntarily waived Investment Management fees for five Portfolios. These amounts are as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
AXA Natural Resources	$ 40,294
EQ/Money Market	1,967,261
Multimanager Mid Cap Growth	86,029
Multimanager Mid Cap Value	108,004
Multimanager Technology	152,514

$2,354,102

During the six months ended June 30, 2015, the Distributor voluntarily waived $1,419,028 of Distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2015, AXA Equitable and/or FMG LLC held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
All Asset Aggressive-Alt 50	92.14%
All Asset Aggressive-Alt 75	88.32
AXA Ultra Conservative Strategy	56.64
EQ/Energy ETF	48.78
EQ/Low Volatility Global ETF	51.37
AXA SmartBeta Equity	87.18
AXA/AB Dynamic Growth	40.12
AXA/DoubleLine Opportunistic Core Plus Bond	90.72
AXA/Goldman Sachs Strategic Allocation	45.19
AXA/Invesco Strategic Allocation	63.75
EQ/Convertible Securities	51.19

Shares of the Portfolios may be held as underlying investments by the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategy Portfolios of the Trust and the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios of the AXA Premier VIP Trust, a separate registered investment company

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

managed by FMG LLC. The following tables represent the percentage of ownership that each of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA Strategy Portfolios, AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios has in each respective Portfolio’s net assets as of June 30, 2015.

Portfolios:	All Asset Moderate Growth- Alt 15	All Asset Growth- Alt 20	All Asset Aggressive- Alt 25		All Asset Aggressive- Alt 50		All Asset Aggressive- Alt 75		AXA/Franklin Templeton Allocation Managed Volatility
AXA Natural Resources	4.65%	66.78%	7.42%		4.06%		7.37%		—%
AXA/AB Small Cap Growth	0.07	0.91	0.10		0.02		0.01		—
AXA/Franklin Balanced Managed Volatility	—	—	—		—		—		33.59
AXA/Loomis Sayles Growth	0.22	4.83	0.39		0.06		0.03		—
AXA/Mutual Large Cap Equity Managed Volatility	—	—	—		—		—		67.74
AXA/Templeton Global Equity Managed Volatility	—	—	—		—		—		52.53
EQ/BlackRock Basic Value Equity	0.07	1.14	0.10		0.01		0.01		—
EQ/Boston Advisors Equity Income	0.14	2.08	0.20		0.03		0.01		—
EQ/Emerging Markets Equity PLUS	0.79	20.84	1.70		0.25		0.09		—
EQ/GAMCO Mergers and Acquisitions	4.77	76.68	6.72		1.45		2.96		—
EQ/GAMCO Small Company Value	2.45	38.34	3.01		0.45		0.24		—
EQ/Global Bond PLUS	1.07	7.83	0.18		0.02		0.02		—
EQ/High Yield Bond	3.91	32.36	1.01		0.12		0.13		—
EQ/Intermediate Government Bond	0.01	0.04	—	#	—	#	—	#	—
EQ/International Equity Index	0.03	0.62	0.05		0.01		—	#	—
EQ/Invesco Comstock	0.49	6.86	0.65		0.08		0.04		—
EQ/MFS International Growth	0.12	1.83	0.16		0.02		0.01		—
EQ/Morgan Stanley Mid Cap Growth	0.01	0.17	0.02		—	#	—	#	—
EQ/PIMCO Global Real Return	2.86	23.50	0.73		0.07		0.07		—
EQ/PIMCO Ultra Short Bond	0.06	0.47	0.01		—	#	—	#	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA/AB Short Duration Government Bond	—%	5.62%	7.04%	12.72%	20.68%	9.03%	3.44%
AXA 500 Managed Volatility	0.01	1.42	5.10	14.36	36.31	24.71	15.06
AXA 400 Managed Volatility	0.01	0.80	1.76	5.13	12.85	9.37	5.23
AXA 2000 Managed Volatility	0.01	1.09	3.99	11.34	28.14	19.16	11.83

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June 30, 2015 (Unaudited)

Portfolios:	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA International Managed Volatility	0.01%	1.39%	4.94%	13.83%	34.46%	23.30%	14.32%
EQ/Core Bond Index	—	2.81	3.79	7.17	12.08	5.22	1.79
EQ/Intermediate Government Bond	0.10	3.34	4.54	8.55	14.21	6.15	2.12

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Global Equity Managed Volatility	0.20%	0.98%	7.85%	10.22%	4.11%
AXA International Core Managed Volatility	0.29	0.79	7.41	11.89	5.14
AXA International Value Managed Volatility	0.30	0.79	5.63	11.61	6.59
AXA Large Cap Core Managed Volatility	1.07	1.58	9.22	15.62	6.64
AXA Large Cap Growth Managed Volatility	0.51	0.85	4.91	7.13	2.68
AXA Large Cap Value Managed Volatility	0.14	0.46	3.56	8.65	4.67
AXA/AB Small Cap Growth	0.17	0.91	10.45	16.88	5.72
AXA/Franklin Small Cap Value Managed Volatility	—	1.00	10.79	27.32	11.30
AXA/Horizon Small Cap Value	—	3.62	9.23	25.56	8.68
AXA/Loomis Sayles Growth	1.54	5.35	33.10	62.90	29.52
AXA/Lord Abbett Micro Cap	0.65	1.59	16.32	41.72	18.48
AXA/Morgan Stanley Small Cap Growth	0.69	1.12	15.21	39.15	19.37
AXA/Pacific Global Small Cap Value	—	2.62	11.62	25.53	7.44
ATM International Managed Volatility	1.13	3.33	31.01	46.07	18.46
ATM Large Cap Managed Volatility	2.37	4.29	27.45	45.35	20.53
ATM Mid Cap Managed Volatility	1.94	4.31	29.28	43.82	20.64
ATM Small Cap Managed Volatility	0.32	3.03	24.03	52.56	20.07
EQ/BlackRock Basic Value Equity	1.62	2.36	13.54	16.83	6.44
EQ/Boston Advisors Equity Income	3.00	3.53	23.82	29.33	10.82
EQ/Core Bond Index	4.44	3.51	17.24	11.76	1.19
EQ/GAMCO Small Company Value	17.02	29.65	274.81	387.47	187.60
EQ/Global Bond PLUS	8.25	6.68	37.45	3.19	—
EQ/High Yield Bond	43.09	44.87	164.35	57.46	5.18
EQ/Intermediate Government Bond	6.34	5.04	23.60	17.15	1.75
EQ/International Equity Index	0.03	0.07	1.35	4.82	4.18
EQ/JPMorgan Value Opportunities	0.49	0.87	5.44	8.75	3.89
EQ/Large Cap Growth Index	0.15	0.57	3.52	6.80	3.23
EQ/MFS International Growth	1.16	3.29	24.21	31.85	13.86
EQ/PIMCO Ultra Short Bond	11.00	8.66	39.25	26.96	2.76

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June 30, 2015 (Unaudited)

Portfolios:	CharterSM Fixed Income		CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate
EQ/Energy ETF	—%		0.33%	1.23%		1.41%		2.77%		3.20%		—%	—%	—%
EQ/Low Volatility Global ETF	—		1.35	2.55		2.61		3.14		2.47		2.58	1.00	1.97
AXA Natural Resources	—		0.15	0.41		0.64		1.27		1.39		—	—	—
AXA SmartBeta Equity	—		0.48	1.14		1.17		1.40		1.11		1.17	0.46	0.89
AXA/AB Small Cap Growth	—		0.01	0.01		0.02		0.02		0.01		0.01	—	—
AXA/Doubleline Opportunistic Core Plus Bond	—		—	—		—		—		—		—	—	—
AXA/Horizon Small Cap Value	—		—	—		—		—		—		—	—	—
AXA/Lord Abbett Micro Cap	—		0.04	0.10		0.11		0.13		0.10		0.10	—	—
AXA/Morgan Stanley Small Cap Growth	—		—	—		—		—		—		—	—	—
AXA/Pacific Global Small Cap Value	—		—	—		—		—		—		—	—	—
EQ/BlackRock Basic Value Equity	—		0.01	0.02		0.02		0.02		0.02		0.02	—	—
EQ/Boston Advisors Equity Income	—		—	—		—		—		—		—	—	—
EQ/Capital Guardian Research	—		0.07	0.16		0.16		0.18		0.15		0.16	—	—
EQ/Convertible Securities	3.07		5.65	6.05		3.87		2.82		1.41		—	—	—
EQ/Core Bond Index	—	#	—	—	#	—	#	—	#	—		—	—	—
EQ/Emerging Markets Equity PLUS	—		0.31	0.75		0.78		0.86		0.74		0.72	0.19	0.36
EQ/GAMCO Mergers and Acquisitions	—		1.13	1.97		2.19		1.39		0.48		—	—	—
EQ/GAMCO Small Company Value	—		0.28	0.65		0.66		0.75		0.62		0.61	—	—
EQ/Global Bond PLUS	0.16		0.28	0.28		0.16		0.09		0.03		—	0.17	0.14
EQ/High Yield Bond	1.12		2.42	2.38		1.28		0.77		0.22		—	—	—
EQ/Intermediate Government Bond	0.01		0.01	0.01		0.01		—	#	—	#	—	—	—
EQ/International Equity Index	—		0.02	0.04		0.04		0.05		0.04		0.04	0.01	0.02
EQ/Invesco Comstock	—		0.06	0.13		0.13		0.14		0.13		0.12	—	—
EQ/MFS International Growth	—		0.02	0.04		0.04		0.04		0.04		0.04	0.01	0.02

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Portfolios:	CharterSM Fixed Income	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate
EQ/Morgan Stanley Mid Cap Growth	—%	0.02%	0.04%	0.04%	0.05%	0.04%	0.04%	—%	—%
EQ/PIMCO Global Real Return	0.97	1.67	1.65	0.93	0.54	0.15	—	0.76	0.60
EQ/PIMCO Ultra Short Bond	0.03	0.05	0.05	0.03	0.02	0.01	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	CharterSM International Growth	CharterSM Income Strategies		CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Energy ETF	—%	1.17%		3.64%	—%	5.78%	—%	—%	1.86%	5.31%	6.05%
EQ/Low Volatility Global ETF	2.94	—		10.48	—	—	—	—	—	—	—
AXA Natural Resources	—	0.58		1.31	—	1.65	—	—	0.88	2.57	2.79
AXA SmartBeta Equity	1.26	—		—	—	—	—	—	—	—	—
AXA/AB Small Cap Growth	—	—		—	—	—	—	—	—	—	—
AXA/Doubleline Opportunistic Core Plus Bond	—	—		—	9.14	—	—	—	—	—	—
AXA/Horizon Small Cap Value	—	—		—	—	—	—	52.84	—	—	—
AXA/Lord Abbett Micro Cap	—	—		—	—	—	20.56	—	—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—		—	—	—	24.43	—	—	—	—
AXA/Pacific Global Small Cap Value	—	—		—	—	—	—	52.72	—	—	—
EQ/BlackRock Basic Value Equity	—	—		—	—	—	—	—	—	—	—
EQ/Boston Advisors Equity Income	—	0.08		0.08	—	—	—	—	—	—	—
EQ/Capital Guardian Research	—	—		—	—	—	—	—	—	—	—
EQ/Convertible Securities	—	—		3.04	—	—	—	—	2.88	3.41	1.69
EQ/Core Bond Index	—	—	#	—	1.54	—	—	—	—	—	—
EQ/Emerging Markets Equity PLUS	0.54	—		—	—	—	—	—	—	—	—

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Portfolios:	CharterSM International Growth	CharterSM Income Strategies	CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/GAMCO Mergers and Acquisitions	—%	—%	—%	—%	—%	—%	—%	5.59%	5.74%	0.59%
EQ/GAMCO Small Company Value	—	—	—	—	—	—	4.11	—	—	—
EQ/Global Bond PLUS	0.06	0.03	0.05	—	—	—	—	—	—	—
EQ/High Yield Bond	—	0.89	0.26	82.71	—	—	—	—	—	—
EQ/Intermediate Government Bond	—	—	—	—	—	—	—	—	—	—
EQ/International Equity Index	0.03	—	—	—	—	—	—	—	—	—
EQ/Invesco Comstock	—	—	—	—	—	—	—	—	—	—
EQ/MFS International Growth	0.03	—	—	—	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth	—	—	—	—	—	—	—	—	—	—
EQ/PIMCO Global Real Return	0.27	0.21	1.18	15.65	2.53	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	—	—	0.01	—	—	—	—	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/BlackRock Basic Value Equity	0.08%	0.17%	0.10%	0.09%	0.12%
EQ/Core Bond Index	0.19	0.20	0.08	0.03	—
EQ/Emerging Markets Equity PLUS	8.45	17.72	13.00	9.74	4.63
EQ/Equity 500 Index	0.37	1.05	0.86	0.65	0.30
EQ/Global Bond PLUS	1.56	1.75	0.72	0.15	—
EQ/High Yield Bond	17.81	23.01	9.52	3.75	—
EQ/International Equity Index	0.48	1.04	0.78	0.60	0.25
EQ/MFS International Growth	0.14	0.47	0.42	0.36	0.28
EQ/PIMCO Ultra Short Bond	0.25	0.25	0.13	0.03	—

Note 9	Substitution, Reorganization and In-Kind Transactions

The following transactions occurred during 2014.

On March 19, 2014, contractholders of AXA/AB Short-Term Bond Portfolio (“ABST”) redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to AXA/AB Short Duration Government Bond Portfolio (“ASD”). Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, the transaction was treated as a sale and the resulting gain of $5,667,376 was recognized based on the value of the securities and currency of $747,008,112 on the date of the redemption in-kind. For tax purposes, the gain is recognized by the redeeming Portfolio. Additionally, the value of securities contributed in-kind is excluded from the ASD’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of ASD, pro forma results of operations for the year ended December 31, 2014 would include net investment loss of $(3,833,872), and net loss on investments of $(7,522,315), resulting in an decrease in net assets from operations of $(11,356,187). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the ABST that have been included in ASD’s Portfolio’s Statement of Operations since the subscription in-kind date, March 19, 2014.

At a meeting held on April 10, 2014, contractholders approved the conversion of CharterSM Multi-Sector Bond Portfolio (“CMSB”), known at the time as Multimanager Multi-Sector Bond Portfolio, a portfolio of the AXA Premier VIP Trust, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

Simultaneous with the conversion, there was a redemption in-kind by certain of the AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios (“Allocation Portfolios”) from Class K of CMSB. The redeeming Portfolios then contributed in-kind the securities and currency received from CMSB to EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and received Class K shares of those Portfolios. Valuation of the securities and currency transferred was as of April 17, 2014 and was in accordance with the Portfolios’ valuation policy.

For U.S. GAAP and tax purposes, the transaction was treated as a sale on the conversion date. The resulting gain/loss based on the values of the securities and currency transferred are listed in the table below. The realized gain/loss is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations.

Portfolios:	Value of CMSB Class K Shares redeemed	Realized Gain/(Loss)
AXA Conservative Allocation (a)	$25,198,613	$2,856,825
AXA Conservative-Plus Allocation (a)	15,600,690	(7,021,295)
AXA Moderate Allocation (a)	96,245,638	(34,377,656)
AXA Moderate-Plus Allocation (a)	55,612,304	710,626
AXA Aggressive Allocation (a)	5,243,368	78,459
CharterSM Fixed Income (a)	192,563	(5,371)
CharterSM Income Strategies (a)	378,596	(9,201)
Target 2015 Allocation (a)	10,246,723	(256,012)
Target 2025 Allocation (a)	9,305,296	(344,756)
Target 2035 Allocation (a)	4,058,985	(68,789)
Target 2045 Allocation (a)	955,638	(21,452)

(a)	A portfolio of the AXA Premier VIP Trust.

The value of the securities and currency contributed in-kind by the Allocation Portfolios to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to Allocation Portfolios	Value of securities and currency transferred by Allocation Portfolios
EQ/Core Bond Index	14,728,410	$146,930,927
EQ/High Yield Bond	2,647,274	27,488,183
EQ/Quality Bond PLUS	5,739,906	48,619,304

The value of shares redeemed in-kind and securities and currency contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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At the date of the conversion, CMSB transferred securities and currency to the AXA Allocation Funds in relation to the redemption in-kind. CMSB then transferred its remaining securities and currency into EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio in exchange for Class K shares of those portfolios. Valuation of these securities transferred was as of April 17, 2014 and in accordance with the Portfolios’ valuation policy.

The redemption in-kind by the Allocation Portfolios from CMSB was treated as a sale for U.S. GAAP purposes. CMSB recognized a gain of $4,056,345 based on the value of the securities and currency transferred of $223,038,414 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CMSB’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio.

The contribution in-kind to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio was treated as a sale for U.S. GAAP purposes and accomplished through a taxable transfer. CMSB recognized a gain of $4,556,918 based on the value of the securities and currency transferred of $250,562,433 on the date of the conversion. The realized gain is recognized in Net Realized Gain on Investments on CMSB’s Statement of Operations. The value of the securities and currency contributed in-kind by CMSB to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to CMSB	Value of securities and currency transferred by CMSB
EQ/Core Bond Index	16,545,151	$165,054,782
EQ/High Yield Bond	2,974,905	30,890,166
EQ/Quality Bond PLUS	6,448,041	54,617,485

The value of securities and currency transferred by CMSB to Allocation Portfolios and EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, contractholders approved the conversion of the CharterSM Small Cap Growth Portfolio (“CSCG”), known at the time as Multimanager Small Cap Growth Portfolio, a portfolio of the AXA Premier VIP Trust, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCG transferred its securities and currency into AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio in exchange for Class K shares of those Portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a nontaxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio issued to CSCG were recorded at fair value based on the securities and currency transferred; however, the cost basis of the securities transferred from CSCG was carried forward to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio and the cost basis of shares issued to CSCG maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCG to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total value of securities and currency transferred by CSCG	Total cost of securities and currency transferred by CSCG
AXA Lord Abbett Micro Cap	11,525,821	$115,258,210	$110,141,967
AXA/Morgan Stanley Small Cap Growth	27,239,130	272,391,299	224,447,542

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June 30, 2015 (Unaudited)

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCG redeemed their shares of CSCG in-kind and received Class K shares of the AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $39,045,437 was recognized by CSCG based on the value of the securities and currency of $285,260,921 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCG’s Statement of Operations. For tax purposes, the gain is not recognized by CSCG. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCG by AXA Allocation Funds	Cost of Class K Shares Redeemed from CSCG by AXA Allocation Funds
AXA Conservative Allocation (a)	$2,537,190	$1,499,398
AXA Conservative-Plus Allocation (a)	2,769,650	1,623,901
AXA Moderate Allocation (a)	46,281,070	19,777,961
AXA Moderate-Plus Allocation (a)	161,953,031	82,931,630
AXA Aggressive Allocation (a)	71,719,980	37,329,137

(a)	A portfolio of the AXA Premier VIP Trust.

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of securities and currency transferred by CSCG	Cost of securities and currency transferred by CSCG
AXA/Lord Abbett Micro Cap	8,481,544	$84,815,440	$81,050,532
AXA/Morgan Stanley Small Cap Growth	20,044,548	200,445,481	165,164,952

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCG shares held carry forward to the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to a temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, contractholders approved the conversion of the CharterSM Small Cap Value Portfolio (“CSCV”), known at the time as Multimanager Small Cap Value Portfolio, a portfolio of the AXA Premier VIP Trust, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCV transferred its securities and currency into AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio in exchange for Class K shares of those portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a nontaxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio issued to CSCV were recorded at fair value based on the securities and currency transferred; however, the cost basis of the securities transferred from CSCV was carried forward to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio and the cost basis of shares issued to CSCV maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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June 30, 2015 (Unaudited)

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total value of securities and currency transferred by CSCV	Total cost of securities and currency transferred by CSCV
AXA/Horizon Small Cap Value	15,283,496	$152,834,960	$116,618,143
AXA/Pacific Global Small Cap Value	15,767,592	157,675,921	117,555,166

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCV redeemed their shares of CSCV in-kind and received Class K shares of the AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $26,795,640 was recognized by CSCV based on the value of the securities and currency of $108,994,006 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCV’s Statement of Operations. For tax purposes, the gain is not recognized by CSCV. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCV by AXA Allocation Portfolios	Cost of Class K Shares Redeemed from CSCV by AXA Allocation Portfolios
AXA Conservative-Plus Allocation (a)	$3,066,079	$1,686,675
AXA Moderate Allocation (a)	16,656,359	10,596,634
AXA Moderate-Plus Allocation (a)	84,252,549	71,270,515
AXA Aggressive Allocation (a)	5,019,019	2,045,434

(a)	A portfolio of the AXA Premier VIP Trust.

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of securities and currency transferred by CSCV	Cost of securities and currency transferred by CSCV
AXA/Horizon Small Cap Value	5,364,738	$53,647,380	$40,934,728
AXA/Pacific Global Small Cap Value	5,534,663	55,346,626	41,263,638

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCV shares held carry forward to the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to a temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

After the close of business on June 13, 2014, EQ/Invesco Comstock Portfolio acquired the net assets of the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Invesco Comstock Portfolio issuing 1,728,433 Class IA shares, 6,164,498 Class IB shares and 1,015,519 Class K shares (valued at $25,591,733, $91,348,257 and $15,021,119, respectively) in exchange for 1,325,854 and 556,972 Class IA shares, 2,766,805 and 4,088,886 Class IB shares of the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio, respectively, and 1,083,131 Class K shares of the EQ/Davis New York Venture Portfolio. The securities held by EQ/Davis New York

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Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio, with a fair value of $75,418,234 and $74,686,049, respectively, and identified cost of $45,478,055 and $50,835,609, respectively, at June 13, 2014, were the principal assets acquired by EQ/Invesco Comstock Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Invesco Comstock Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio was carried forward to align ongoing reporting of EQ/Invesco Comstock Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio’s net assets at the merger date of $71,755,804 and $60,205,305, respectively, including $29,940,179 and $23,850,440, respectively, of unrealized appreciation, $(14,486) and $51,474, respectively, of undistributed net investment income(loss) and $(541,420,101) and $(1,753,047), respectively, of undistributed net realized loss on investments, were combined with those of EQ/Invesco Comstock Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of EQ/Invesco Comstock Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $2,239,596, and net gain on investments of $14,113,156, resulting in an increase in net assets from operations of $16,352,752. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio that have been included in EQ/Invesco Comstock Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the EQ/Invesco Comstock Portfolio totaled $84,716,174. Immediately after the combination, the net assets of the EQ/Invesco Comstock Portfolio totaled $216,677,283.

After the close of business on June 13, 2014, AXA International Core Managed Volatility Portfolio acquired the net assets of the Multimanager International Equity Portfolio, a Portfolio of AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA International Core Managed Volatility Portfolio issuing 1,227,371 Class IA shares, 9,620,437 Class IB shares and 20,710,294 Class K shares (valued at $13,247,592, $103,962,228 and $223,812,508, respectively) in exchange for 1,085,178 Class A shares, 8,531,874 Class B shares and 18,334,569 Class K shares of the Multimanager International Equity Portfolio, respectively. The securities held by Multimanager International Equity Portfolio, with a fair value of $264,873,592 and identified cost of $205,808,016 at June 13, 2014, were the principal assets acquired by AXA International Core Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA International Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager International Equity Portfolio was carried forward to align ongoing reporting of AXA International Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager International Equity Portfolio’s net assets at the merger date of $341,022,328, including $55,415,321 of unrealized appreciation (including foreign currency translations), $(690,190) of undistributed net investment loss and $(1,055,455,316) of undistributed net realized loss on investments, were combined with those of AXA International Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA International Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $33,874,462, and net loss on investments of $(166,210,704), resulting in a decrease in net assets from operations of $(132,336,242). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager International Equity Portfolio that have been included in AXA International Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to

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June 30, 2015 (Unaudited)

the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $1,921,786,050. Immediately after the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $2,262,808,378.

After the close of business on June 13, 2014, AXA Large Cap Value Managed Volatility Portfolio acquired the net assets of the Multimanager Large Cap Value Portfolio, a Portfolio of AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Value Managed Volatility Portfolio issuing 697,490 Class IA shares, 5,954,139 Class IB shares and 39,587,691 Class K shares (valued at $10,605,466, $90,323,958 and $602,585,067, respectively) in exchange for 748,267 Class A shares, 6,372,771 Class B shares and 42,512,824 Class K shares of the Multimanager Large Cap Value Portfolio, respectively. The securities held by Multimanager Large Cap Value Portfolio, with a fair value of $654,514,472 and identified cost of $469,160,558 at June 13, 2014, were the principal assets acquired by AXA Large Cap Value Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA Large Cap Value Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Value Portfolio was carried forward to align ongoing reporting of AXA Large Cap Value Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Value Portfolio’s net assets at the merger date of $703,514,491, including $185,355,745 of unrealized appreciation (including foreign currency translations) $337,715 of undistributed net investment income and $(416,002,381) of undistributed net realized loss on investments, were combined with those of AXA Large Cap Value Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Value Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $89,181,845, and net gain on investments of $603,869,824, resulting in an increase in net assets from operations of $693,051,669. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Value Portfolio that have been included in AXA Large Cap Value Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $5,492,634,494. Immediately after the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $6,196,148,985.

On June 13, 2014, the net assets of the Multimanager Aggressive Equity Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Aggressive Equity Portfolio, a series of the Trust with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor AXA Premier VIP Trust Portfolio.

On June 13, 2014, the net assets of the Multimanager Core Bond Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Core Bond Portfolio, a series of the Trust with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor AXA Premier VIP Trust Portfolio.

On June 13, 2014, the net assets of the Multimanager Mid Cap Growth Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Mid Cap Growth Portfolio, a series of the Trust with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor AXA Premier VIP Trust Portfolio.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

On June 13, 2014, the net assets of the Multimanager Mid Cap Value Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Mid Cap Value Portfolio, a series of the Trust with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor AXA Premier VIP Trust Portfolio.

On June 13, 2014, the net assets of the Multimanager Technology Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Technology Portfolio, a series of the Trust with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor AXA Premier VIP Trust Portfolio.

After the close of business on June 20, 2014, AXA Large Cap Core Managed Volatility Portfolio acquired the net assets of the Multimanager Large Cap Core Equity Portfolio, a Portfolio of AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Core Managed Volatility Portfolio issuing 455,032 Class IA shares, 2,605,119 Class IB shares and 61,392,015 Class K shares (valued at $4,192,472, $24,006,105 and $566,285,754, respectively) in exchange for 277,949 Class A shares, 1,591,777 Class B shares and 37,543,888 Class K shares of the Multimanager Large Cap Core Equity Portfolio. The securities held by Multimanager Large Cap Core Equity Portfolio, with a fair value of $566,262,874 and identified cost of $381,825,192 at June 20, 2014, were the principal assets acquired by AXA Large Cap Core Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA Large Cap Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Core Portfolio was carried forward to align ongoing reporting of AXA Large Cap Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Core Equity Portfolio’s net assets at the merger date of $594,484,331, including $184,439,801 of unrealized appreciation (including foreign currency translations), $222,330 of undistributed net investment income and $(217,826,348) of undistributed realized loss on investments, were combined with those of AXA Large Cap Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $24,695,108, and net gain on investments of $296,421,517, resulting in an increase in net assets from operations of $321,116,625. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Core Equity Portfolio that have been included in AXA Large Cap Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,373,240,673. Immediately after the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,967,725,004.

After the close of business on June 20, 2014, AXA Large Cap Growth Managed Volatility Portfolio acquired the net assets of the EQ/Equity Growth PLUS Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Growth Managed Volatility Portfolio issuing 1,321,792 Class IA shares, 19,245,010 Class IB shares and 1,147,384 Class K shares (valued at $34,529,396, $491,600,198 and $30,007,546, respectively) in exchange for 1,582,667 Class IA shares,

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

22,641,770 Class IB shares and 1,374,666 Class K shares of the EQ/Equity Growth PLUS Portfolio. The securities held by EQ/Equity Growth PLUS Portfolio, with a fair value of $466,475,008 and identified cost of $276,458,404 at June 20, 2014, were the principal assets acquired by AXA Large Cap Growth Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA Large Cap Growth Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Equity Growth PLUS Portfolio was carried forward to align ongoing reporting of AXA Large Cap Growth Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Equity Growth PLUS Portfolio’s net assets at the merger date of $556,137,140, including $190,016,610 of unrealized appreciation (including foreign currency translations), $160,263 of undistributed net investment income and $(304,816,835) of undistributed realized loss on investments were combined with those of AXA Large Cap Growth Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Growth Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $13,788,488, and net gain on investments of $579,585,879, resulting in an increase in net assets from operations of $593,374,367. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Equity Growth PLUS Portfolio that have been included in AXA Large Cap Growth Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Growth Managed Volatility Portfolio totaled $5,173,460,166. Immediately after the combination, the net assets of the AXA Large Cap Growth Managed Volatility Portfolio totaled $5,729,597,306.

The following transaction occurred during 2015.

After the close of business on May 22, 2015, EQ/International Equity Index Portfolio acquired the net assets of the EQ/International ETF Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/International Equity Index Portfolio issuing 477,423 Class IA shares (valued at $4,645,024) in exchange for 10,044,350 Class IA shares of the EQ/International ETF Portfolio. Cash held by EQ/International ETF Portfolio, with a value of $4,660,321 at May 22, 2015, was the principal asset acquired by EQ/International Equity Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/International Equity Index Portfolio were recorded at fair value. EQ/International ETF Portfolio’s net assets at the merger date of $ 4,645,024 were combined with those of EQ/International Equity Index Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of EQ/International Equity Index Portfolio, pro forma results of operations for the six months ended June 30, 2015 would include net investment income of $29,966,006, and net gain on investments of $60,143,755 resulting in an increase in net assets from operations of $90,109,761. Because the combined investment Portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/International ETF Portfolio that have been included in EQ/International Equity Index Portfolio’s Statement of Operations since the merger date, May 22, 2015. Prior to the combination, the net assets of the EQ/International Equity Index Portfolio totaled $1,892,282,051. Immediately after the combination, the net assets of the EQ/International Equity Index Portfolio totaled $1,896,927,075.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2015, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held July 14 through July 16, 2015, the Board approved, effective September 1, 2015, the management fees for the following Portfolios:

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
EQ/Energy ETF	0.500%	0.490%	0.470%	0.460%	0.450%
EQ/Low Volatility Global ETF	0.500%	0.490%	0.470%	0.460%	0.450%
AXA 500 Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA 400 Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA 2000 Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA International Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
ATM International Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
ATM Large Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
ATM Mid Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA Natural Resources	0.500%	0.490%	0.470%	0.460%	0.450%
ATM Small Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
EQ/Calvert Socially Responsible	0.500%	0.490%	0.470%	0.460%	0.450%
EQ/Common Stock Index	0.350%	0.340%	0.320%	0.310%	0.300%
EQ/Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%
EQ/Core Bond Index	0.350%	0.340%	0.320%	0.310%	0.300%
EQ/Equity 500 Index	0.250%	0.240%	0.220%	0.210%	0.200%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%	0.490%	0.480%
EQ/High Yield Bond	0.600%	0.580%	0.560%	0.540%	0.530%
EQ/Intermediate Government Bond	0.350%	0.340%	0.320%	0.310%	0.300%
EQ/International Equity Index	0.400%	0.390%	0.370%	0.360%	0.350%
EQ/Large Cap Growth Index	0.350%	0.340%	0.320%	0.310%	0.300%
EQ/Large Cap Value Index	0.350%	0.340%	0.320%	0.310%	0.300%
EQ/Mid Cap Index	0.350%	0.340%	0.320%	0.310%	0.300%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%	0.340%	0.330%
EQ/Small Company Index	0.250%	0.240%	0.220%	0.210%	0.200%
Multimanager Core Bond	0.550%	0.530%	0.510%	0.490%	0.480%

At the same meeting, the Board approved, effective September 1, 2015, the administrative fees for the following Portfolios:

The AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio and the Tactical Portfolios each pay the greater of $32,500 per Portfolio, or its proportionate share of the following asset based fee:

Total average daily net asset charge of AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio and the Tactical Portfolios:

0.15% on the first $14 billion

0.11% on the next $6 billion

0.10% on the next $5 billion

0.0975% in excess of $25 billion

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Each Multiadviser Portfolio (excluding Tactical Portfolios) pays the greater of $32,500 per Portfolio, or its proportionate share of the following asset based fee:

Total aggregated average daily net asset charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $14 billion

0.11% on the next $6 billion

0.10% on the next $5 billion

0.0975% in excess of $25 billion

At the same meeting, the Board approved voluntary expense caps, to be effective September 1, 2015, for the following Portfolios:

Portfolios:	Class K	Class IA+	Class IB+
AXA/Horizon Small Cap Value	0.95%	N/A	1.20%
AXA/Loomis Sayles Growth	0.85%	1.10%	1.10%
AXA/Morgan Stanley Small Cap Growth	0.95%	N/A	1.20%
AXA/Pacific Global Small Cap Value	0.95%	N/A	1.20%
EQ/Boston Advisors Equity Income	0.75%	1.00%	1.00%
EQ/High Yield Bond	0.85%	N/A	1.10%
Multimanager Core Bond	0.70%	0.95%	0.95%
Multimanager Technology	1.00%	1.25%	1.25%

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

At the same meeting, the Board approved a voluntary waiver (not subject to recoupment) of 0.01% of the management fee, to be effective as of October 1, 2015, for the following Portfolios:

•	AXA Global Equity Managed Volatility
•	AXA International Core Managed Volatility
•	AXA International Value Managed Volatility
•	AXA Large Cap Core Managed Volatility
•	AXA Large Cap Growth Managed Volatility
•	AXA Large Cap Value Managed Volatility
•	AXA Mid Cap Value Managed Volatility
•	AXA/Franklin Balanced Managed Volatility
•	AXA/Franklin Small Cap Managed Volatility
•	AXA/Mutual Large Cap Equity Managed Volatility
•	AXA/Templeton Global Equity Managed Volatility
•	AXA 500 Managed Volatility
•	AXA 400 Managed Volatility
•	AXA 2000 Managed Volatility
•	AXA International Managed Volatility
•	ATM International Managed Volatility
•	ATM Large Cap Managed Volatility
•	ATM Mid Cap Managed Volatility
•	ATM Small Cap Managed Volatility

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts. In August 2015, the Court denied Plaintiffs’ motions in limine and also denied both parties’ motions for summary judgment.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2015 (Unaudited)

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). his Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the EQ/ Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. The amounts paid to the above six Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the EQ/ GAMCO Mergers and Acquisitions Portfolio — $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio — $2,992,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio — $64,600; (v) the EQ/ Small Company Index II Portfolio – $61,200; (vi) the EQ/Common Stock Index II Portfolio — $18,360; and (vii) the Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

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APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2015 (UNAUDITED)

At a meeting held on March 3-4, 2015, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Management Agreement (the “Management Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) and the Investment Advisory Agreements (each, a “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between the Manager and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”) as shown in the table below with respect to the Portfolios listed, each a newly-created portfolio of the Trust.

Portfolios	Agreements Approved by the Trust’s Board with respect to the Portfolios
AXA/AB Dynamic Growth Portfolio	Management Agreement with FMG LLC Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”)*

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Management Agreement with FMG LLC Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”)*

AXA/Goldman Sachs Strategic Allocation Portfolio	Management Agreement with FMG LLC Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

AXA/Invesco Strategic Allocation Portfolio	Management Agreement with FMG LLC Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”)*

*	The proposed Sub-Adviser currently serves as an investment sub-adviser for one or more other portfolios of the Trust (an “Existing Sub-Adviser”).

AXA/AB Dynamic Growth Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, and AXA/Invesco Strategic Allocation Portfolio. The Board noted that the proposed Sub-Advisers for AXA/AB Dynamic Growth Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, and AXA/Invesco Strategic Allocation Portfolio — AllianceBernstein, DoubleLine, and Invesco, respectively — also currently serve as investment sub-advisers for one or more other portfolios of the Trust. The Board noted that AXA/AB Dynamic Growth Portfolio would be added, by amendment, to the existing Sub-Advisory Agreement between FMG LLC and AllianceBernstein, that AXA/DoubleLine Opportunistic Core Plus Bond Portfolio would be added, by amendment, to the existing Sub-Advisory Agreement between FMG LLC and DoubleLine, and that AXA/Invesco Strategic Allocation Portfolio would be added, by amendment, to the existing Sub-Advisory Agreement between FMG LLC and Invesco. In this regard, the Board noted that it had most recently approved the continuation of the existing Sub-Advisory Agreements between FMG LLC and each of AllianceBernstein and Invesco at a meeting held on July 14-16, 2014, and had most recently approved the existing Sub-Advisory Agreement between FMG LLC and DoubleLine at a meeting held on December 2-3, 2014.

All Portfolios. In reaching its decision to approve each Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager, the proposed Sub-Adviser and, where applicable, their respective affiliates; (2) comparative performance information, where available; (3) the level of the proposed management fee and the proposed sub-advisory fee, and the Portfolio’s expense ratios relative to those of comparable funds; (4) the costs of the services to be provided by, and the profits to be realized by, the Manager and its affiliates from their

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relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager, the proposed Sub-Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the proposed Sub-Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the proposed Sub-Advisers, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, each Portfolio’s investment strategies and risks, the services to be provided by the Manager and the proposed Sub-Advisers, as well as the Manager’s and the proposed Sub-Advisers’ investment personnel, proposed management and sub-advisory fees, expense ratios, performance information (where available), expense limitation arrangements, and other matters. During the meeting, the Trustees met with senior representatives of the Manager to discuss the Agreements and the information provided. The Independent Trustees met in executive session during the meeting at which the Board approved the Agreements to review the information provided. At the meeting and during the portion of the executive session attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. Although the Board approved the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the relevant Agreements with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed management and sub-advisory fees were fair and reasonable and that the approval of the Agreements was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Manager, the relevant proposed Sub-Adviser and, where applicable, their respective affiliates. In addition to the investment performance information discussed below, the Board considered the Manager’s and the relevant proposed Sub-Adviser’s responsibilities with respect to a Portfolio. The Board also considered the Manager’s experience in serving as the investment manager for other portfolios of the Trust and, as applicable, a proposed Sub-Adviser’s experience in serving as an investment sub-adviser for other portfolios of the Trust and/or as an investment adviser or sub-adviser for funds and/or accounts similar to the Portfolio that it would sub-advise.

With respect to the Manager, the Board considered that the Manager would be responsible for, among other things, developing investment strategies for the Portfolios; researching, conducting “due diligence” on, selecting and monitoring the proposed Sub-Advisers; overseeing the proposed Sub-Advisers’ selection of investments for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the proposed Sub-Advisers and other applicable parties; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for selecting and monitoring the proposed Sub-Advisers, as well as information regarding the backgrounds of the personnel who would perform those functions with respect to the Portfolios. The Board also considered that the Manager’s responsibilities would include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolios, and considered information regarding the Manager’s ongoing risk management activities. The Board also considered the Manager’s entrepreneurial risk in launching the Portfolios. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Manager was also based, in part, on the Board’s experience and familiarity with the Manager serving as the investment manager for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Manager to those other portfolios.

With respect to the proposed Sub-Advisers, the Board considered that, subject to the oversight of the Manager, each proposed Sub-Adviser would be responsible for making investment decisions for the Portfolio that it would

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sub-advise; placing with brokers or dealers all orders for the purchase and sale of investments for the Portfolio that it would sub-advise; and performing certain related administrative functions. The Board also reviewed information regarding each proposed Sub-Adviser’s process for selecting investments for the Portfolio that it would sub-advise, as well as information regarding the background of the proposed Sub-Adviser’s portfolio manager(s) who would provide services to the Portfolio. In addition, the Board considered each proposed Sub-Adviser’s trading experience, including its policies, processes and procedures aimed at achieving “best execution” on behalf of the Portfolio that it would sub-advise. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by each Existing Sub-Adviser was also based, in part, on the Board’s experience and familiarity with the Existing Sub-Adviser serving as an investment sub-adviser for one or more other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Existing Sub-Adviser to those other portfolios.

The Board members also considered AXA/Goldman Sachs Strategic Allocation Portfolio’s Chief Compliance Officer’s evaluation of Goldman Sachs’s compliance program, policies, and procedures with respect to the Portfolio and factored into their review their experience and familiarity with the Manager’s and the Existing Sub-Advisers’ compliance programs, policies, and procedures with respect to other portfolios of the Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Manager or the proposed Sub-Advisers and reviewed information regarding the Manager’s and the proposed Sub-Advisers’ financial condition and history of operations and potential conflicts of interest in managing the Portfolios.

The Board also considered the benefits that would be provided to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates would provide to the Portfolios and their shareholders.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the Manager and the relevant proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the Agreements.

Investment Performance. With respect to approval of the Management Agreement, the Board received and reviewed information for each Portfolio regarding its investment objectives, policies and anticipated investments. The Board also considered the Manager’s expertise, resources, proposed methodology and personnel for managing the Portfolios and its experience managing other portfolios of the Trust.

With respect to approval of the Sub-Advisory Agreements for AXA/AB Dynamic Growth Portfolio and AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, the Board received from AllianceBernstein and DoubleLine, respectively, and reviewed performance data relating to the proposed Sub-Adviser’s management of other funds and/or accounts, including (as applicable) other portfolios of the Trust, with substantially similar investment objectives, policies, and strategies as the Portfolio that it would sub-advise, as compared to an appropriate benchmark. The Board generally considered long-term performance to be more important than short-term performance. With respect to approval of the Sub-Advisory Agreements for AXA/Goldman Sachs Strategic Allocation Portfolio and AXA/Invesco Strategic Allocation Portfolio, the Board noted that comparative performance information was not available because Goldman Sachs and Invesco, respectively, did not advise other funds or accounts using a substantially similar investment strategy as the Portfolio that it would sub-advise. However, the Board received from Goldman Sachs and Invesco, respectively, and reviewed quantitative risk/return data for long- and short-term periods for the investment strategies to be used for the Portfolio that it would sub-advise. The Board members also noted that they had reviewed the performance and investment process of each Existing Sub-Adviser through their oversight of each Existing Sub-Adviser’s management of one or more other portfolios of the Trust since the Existing Sub-Adviser’s appointment to the other portfolio(s). The Board also considered each proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio that it would sub-advise.

Based on its review, the Board determined, with respect to each Portfolio, that the performance data and related information presented supported a decision to approve the Agreements.

Expenses. The Board considered each Portfolio’s proposed management fee and sub-advisory fee in light of the nature, quality and extent of the overall services to be provided by the Manager and the relevant proposed

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Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser with respect to a Portfolio and the management fee to be retained by the Manager in light of, among other factors, the services provided to the Portfolio by the Manager and the proposed Sub-Adviser. The Board considered that all fees and expenses of each Portfolio are explicitly disclosed in the Portfolio’s offering documents.

With respect to the Management Agreement, the Board also considered the Portfolios’ proposed management fee schedules relative to the management fee schedules of other portfolios managed by the Manager. The Board also considered information provided by the Manager comparing the proposed management fee rate and expense ratios for each Portfolio to the management fee rates and expense ratios for comparable funds, including information compiled by Lipper, Inc., an independent organization. The Board further considered that the proposed management fee schedule for each Portfolio includes breakpoints that would reduce the management fee rate as Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s management fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board further considered that the Manager had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. The Board also noted that, to the extent that the Manager waives fees pursuant to these expense limitation arrangements, each Portfolio’s actual management fee may be lower than that Portfolio’s contractual management fee. Based on its review, the Board determined that the Manager’s proposed fee for each Portfolio is fair and reasonable.

With respect to the Sub-Advisory Agreements, the Board also considered the proposed sub-advisory fees in light of the fees that the proposed Sub-Advisers charge under other sub-advisory agreements with other clients. The Board further noted that the Manager, and not a Portfolio, would pay the relevant proposed Sub-Adviser and that the proposed sub-advisory fees were negotiated between the relevant proposed Sub-Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by sub-advisers to other clients and that the Manager believes that the fees agreed upon with each proposed Sub-Adviser are reasonable in light of the quality of the investment sub-advisory services to be provided. Based on its review, the Board determined, with respect to each Portfolio, that the proposed sub-advisory fee for the relevant proposed Sub-Adviser is fair and reasonable.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Manager in connection with the operation of each Portfolio. The Manager represented that, as new portfolios with no prior operations, the Portfolios were not expected to be profitable to the Manager initially because of their anticipated small initial asset base. As a result, the Board noted that it periodically would evaluate profitability as the assets of the Portfolios increase over time. With respect to the Sub-Advisory Agreements, the Board considered, with respect to each Portfolio, the estimated impact of the proposed sub-advisory fee on the profitability of the Manager. The Manager advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Manager’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fee paid to each proposed Sub-Adviser is the product of negotiations with the Manager and reflects levels of profitability acceptable to the Manager and the proposed Sub-Adviser based on the particular circumstances in each case for each of them. The Board further noted that each proposed Sub-Adviser’s fee will be paid by the Manager and not the Portfolio.

Economies of Scale. The Board also considered whether economies of scale or efficiencies would be realized as a Portfolio grows larger and the extent to which this is reflected in the proposed management, administrative and sub-advisory fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed management and administrative fee schedules for each Portfolio include breakpoints that would reduce the management and administrative fee rates as Portfolio assets increase above certain levels. In addition, the Board noted that the Manager had agreed to assume certain expenses of each Portfolio by making payments or waiving all or a portion of its management, administrative and other fees so that each Portfolio’s total

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expense ratios do not exceed certain levels as set forth in the prospectus in light of the fact that each Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Manager would share economies of scale or efficiencies with the Portfolios through reinvestment in, and enhancements to, the services that the Manager and its affiliates have made over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Portfolios. In connection with its deliberations regarding the Sub-Advisory Agreements, the Board noted that the proposed sub-advisory fee schedule for each of the proposed Sub-Advisers includes breakpoints that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase. The Board also noted that the sub-advisory fee schedule for AllianceBernstein aggregates the assets managed by AllianceBernstein in the AXA/AB Dynamic Growth Portfolio and in another portfolio of the Trust for which the Manager serves as investment manager and AllianceBernstein serves as investment sub-adviser. The Board again noted that the sub-advisory fees are paid by the Manager out of its assets and not from a Portfolio’s assets. The Board considered these factors, and the relationship they bear to the fee structure charged to a Portfolio by the Manager, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolios once they commence operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolios’ fee arrangements.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also would serve as the administrator for the Portfolios and would receive compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, an affiliate of the Manager, would serve as the Sub-Adviser to AXA/AB Dynamic Growth Portfolio and would receive sub-advisory fees that are paid by the Manager out of the fees it earns from that Portfolio. The Board also recognized that AXA Distributors, LLC, also an affiliate of the Manager, serves as the underwriter for the Trust and would receive from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios would be offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Manager and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

The Board also noted that each proposed Sub-Adviser may derive ancillary benefits from Portfolio operations. For example, a proposed Sub-Adviser, through its position as a Sub-Adviser to a Portfolio, may engage in soft dollar transactions. The Board considered information regarding each proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio that it would sub-advise and each proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that the proposed Sub-Advisers may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. In addition, the Board recognized that AllianceBernstein, an affiliate of the Manager, would serve as the Sub-Adviser to AXA/AB Dynamic Growth Portfolio and would receive sub-advisory fees that are paid by the Manager out of the fees it earns from that Portfolio. The Board noted that AllianceBernstein also serves as an investment sub-adviser to other portfolios of the Trust. The Board also recognized that affiliates of the proposed

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Sub-Advisers may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolios. In addition, the Board noted that a proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and may derive benefits from its association with the Manager. Based on its review, the Board determined that any “fall-out” benefits that may accrue to each proposed Sub-Adviser are fair and reasonable.

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PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on April 30, 2015, shareholders of EQ/International ETF Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was merged into the EQ/International Equity Index Portfolio at the close of business on May 22, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
1,174,528.665	70,998.390	145,889.945

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PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 27, 2015

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 27, 2015